UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2021. The first report applies to 35 of the Registrant's portfolios, the second report applies to 11 of the Registrant's portfolios and the third report applies to 4 of the Registrant's portfolios

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

2

John Hancock Variable Insurance Trust
Sector weightings

500 Index Trust
Sector Composition (% of net assets)
Information technology	26.8
Health care	12.7
Consumer discretionary	12.0
Financials	11.0
Communication services	10.9
Industrials	8.3
Consumer staples	5.7
Energy	2.8
Materials	2.5
Real estate	2.5
Utilities	2.4
Short-term investments and other	2.4
American Asset Allocation Trust
Portfolio Composition (% of net assets)*
Common stocks	70.3
Corporate bonds	11.8
U.S. Government and Agency obligations	7.5
Collateralized mortgage obligations	5.5
Asset backed securities	1.0
Foreign government obligations	0.2
Municipal bonds	0.1
Short-term investments and other	3.6
American Global Growth Trust
Sector Composition (% of net assets)*
Information technology	31.9
Consumer discretionary	18.3
Health care	13.8
Communication services	9.7
Financials	8.8
Consumer staples	5.5
Industrials	3.5
Materials	1.8
Energy	1.1
Real estate	0.4
Utilities	0.2
Short-term investments and other	5.0
American Growth Trust
Sector Composition (% of net assets)*
Information technology	22.5
Communication services	20.4
Consumer discretionary	17.5
Health care	12.7
Industrials	8.6
Financials	6.4
Consumer staples	3.2
Materials	2.9
Energy	2.2
Utilities	0.6
Real estate	0.2
Short-term investments and other	2.8
American Growth-Income Trust
Sector Composition (% of net assets)*
Information technology	22.6
Communication services	16.8
Health care	11.9
Industrials	10.3
Financials	10.1
Consumer discretionary	8.9
Materials	4.9
Consumer staples	4.4
Energy	3.0
Real estate	2.5
Utilities	2.3
Short-term investments and other	2.3
American International Trust
Sector Composition (% of net assets)*
Financials	20.0
Health care	13.3
Industrials	12.5
Consumer discretionary	12.0
Information technology	10.5
Energy	8.5
Materials	7.7
Communication services	6.7
Consumer staples	2.9
Utilities	2.7
Real estate	0.2
Short-term investments and other	3.0
Blue Chip Growth Trust
Sector Composition (% of net assets)
Information technology	38.4
Communication services	27.0
Consumer discretionary	18.3
Health care	10.6
Financials	2.8
Industrials	2.0
Materials	0.5
Short-term investments and other	0.4
Capital Appreciation Trust
Sector Composition (% of net assets)
Information technology	43.9
Consumer discretionary	26.0
Communication services	17.6
Health care	4.5
Industrials	3.6
Consumer staples	3.0
Financials	1.3
Short-term investments and other	0.1
Capital Appreciation Value Trust
Portfolio Composition (% of net assets)
Common stocks	71.1
Term loans	8.5
Corporate bonds	7.7
Preferred securities	1.2
Asset backed securities	0.3
Short-term investments and other	11.2
Disciplined Value International Trust
Sector Composition (% of net assets)
Industrials	22.2
Financials	20.5
Consumer discretionary	11.1
Materials	10.8
Health care	9.8
Information technology	5.9
Energy	5.3
Consumer staples	5.0
Communication services	4.8
Real estate	1.3
Utilities	0.9
Short-term investments and other	2.4
Emerging Markets Value Trust
Sector Composition (% of net assets)
Financials	26.3
Materials	14.7
Information technology	11.5
Industrials	10.0
Consumer discretionary	9.8
Energy	9.6
Real estate	5.8
Communication services	3.4
Health care	2.8
Consumer staples	2.8
Utilities	1.6
Short-term investments and other	1.7
Equity Income Trust
Sector Composition (% of net assets)
Financials	22.7
Health care	14.8
Industrials	11.9
Information technology	8.9
Utilities	8.2
Consumer staples	6.9
Energy	6.2
Materials	5.8
Communication services	5.0
Consumer discretionary	4.4
Real estate	4.1
Short-term investments and other	1.1
3

John Hancock Variable Insurance Trust
Sector weightings

Financial Industries Trust
Industry Composition (% of net assets)
Banks	45.0
Insurance	16.3
Capital markets	15.6
Consumer finance	7.6
IT services	4.8
Diversified financial services	4.0
Equity real estate investment trusts	3.6
Thrifts and mortgage finance	1.0
Real estate management and development	0.5
Short-term investments and other	1.6
Fundamental All Cap Core Trust
Sector Composition (% of net assets)
Consumer discretionary	19.2
Financials	17.3
Communication services	16.4
Information technology	12.6
Industrials	8.7
Consumer staples	7.6
Health care	6.7
Energy	5.3
Real estate	3.9
Materials	0.9
Short-term investments and other	1.4
Fundamental Large Cap Value Trust
Sector Composition (% of net assets)
Financials	23.8
Health care	13.4
Industrials	12.3
Communication services	9.9
Energy	9.7
Consumer staples	9.1
Consumer discretionary	8.0
Information technology	8.0
Real estate	2.4
Materials	1.0
Short-term investments and other	2.4
Global Equity Trust
Sector Composition (% of net assets)
Industrials	14.1
Information technology	13.9
Communication services	13.8
Financials	13.1
Health care	12.7
Consumer staples	11.9
Consumer discretionary	11.8
Materials	5.2
Energy	1.4
Real estate	0.9
Short-term investments and other	1.2
Health Sciences Trust
Industry Composition (% of net assets)
Biotechnology	34.1
Health care equipment and supplies	21.6
Health care providers and services	17.9
Life sciences tools and services	11.3
Pharmaceuticals	10.6
Health care technology	2.8
Specialty retail	0.3
Capital markets	0.3
Insurance	0.3
Diversified consumer services	0.1
Short-term investments and other	0.7
International Equity Index Trust
Sector Composition (% of net assets)
Financials	17.8
Consumer discretionary	13.4
Information technology	12.7
Industrials	11.6
Health care	9.0
Consumer staples	8.3
Materials	8.0
Communication services	6.4
Energy	4.6
Utilities	3.0
Real estate	2.5
Short-term investments and other	2.7
International Small Company Trust
Sector Composition (% of net assets)
Industrials	23.9
Consumer discretionary	12.9
Financials	12.6
Materials	11.1
Information technology	10.7
Health care	5.7
Consumer staples	5.4
Real estate	4.8
Communication services	4.3
Energy	4.0
Utilities	3.3
Short-term investments and other	1.3
Lifestyle Balanced Portfolio
Asset Allocation (% of net assets)
Equity	50.0
Fixed income	50.0
Lifestyle Conservative Portfolio
Asset Allocation (% of net assets)
Fixed income	80.0
Equity	20.0
Lifestyle Growth Portfolio
Asset Allocation (% of net assets)
Equity	70.0
Fixed income	30.0
Lifestyle Moderate Portfolio
Asset Allocation (% of net assets)
Fixed income	60.1
Equity	39.9
Mid Cap Index Trust
Sector Composition (% of net assets)
Industrials	17.0
Financials	14.3
Consumer discretionary	14.0
Information technology	13.6
Health care	10.0
Real estate	9.1
Materials	6.0
Consumer staples	3.3
Utilities	3.1
Energy	2.0
Communication services	1.7
Short-term investments and other	5.9
Mid Cap Stock Trust
Sector Composition (% of net assets)
Consumer discretionary	32.1
Information technology	22.3
Health care	20.9
Communication services	8.6
Industrials	7.7
Financials	4.4
Consumer staples	2.5
Real estate	0.1
Short-term investments and other	1.4
Mid Value Trust
Sector Composition (% of net assets)
Health care	16.5
Financials	16.2
Energy	12.7
Materials	9.5
Consumer staples	8.5
Utilities	6.9
Industrials	6.6
Real estate	6.1
Communication services	4.7
Consumer discretionary	2.7
Information technology	2.4
Short-term investments and other	7.2
4

John Hancock Variable Insurance Trust
Sector weightings

Real Estate Securities Trust
Portfolio Composition (% of net assets)
Specialized REITs	26.0
Residential REITs	20.8
Industrial REITs	14.6
Retail REITs	11.8
Health care REITs	8.0
Office REITs	7.0
Real estate services	3.3
Hotel and resort REITs	3.0
Health care facilities	2.3
Hotels, resorts and cruise lines	1.4
Casinos and gaming	1.3
Short-term investments and other	0.5
Science & Technology Trust
Sector Composition (% of net assets)
Information technology	55.2
Consumer discretionary	23.8
Communication services	15.3
Industrials	0.7
Health care	0.7
Short-term investments and other	4.3
Small Cap Index Trust
Sector Composition (% of net assets)
Health care	20.2
Financials	14.1
Industrials	13.5
Information technology	13.0
Consumer discretionary	11.4
Real estate	6.5
Energy	4.1
Materials	3.6
Communication services	3.4
Consumer staples	3.0
Utilities	2.3
Short-term investments and other	4.9
Small Cap Opportunities Trust
Sector Composition (% of net assets)
Financials	20.5
Industrials	18.6
Consumer discretionary	14.0
Health care	13.0
Information technology	12.5
Materials	6.8
Energy	5.8
Consumer staples	4.1
Communication services	2.1
Real estate	1.5
Utilities	0.6
Short-term investments and other	0.5
Small Cap Stock Trust
Sector Composition (% of net assets)
Information technology	28.5
Health care	27.7
Consumer discretionary	19.6
Industrials	11.1
Communication services	3.9
Financials	3.8
Real estate	3.4
Consumer staples	1.4
Materials	0.6
Small Cap Value Trust
Sector Composition (% of net assets)
Industrials	24.2
Financials	23.4
Real estate	9.2
Information technology	7.4
Materials	7.1
Health care	7.1
Consumer staples	5.8
Consumer discretionary	5.4
Utilities	3.9
Energy	3.5
Short-term investments and other	3.0
Small Company Value Trust
Sector Composition (% of net assets)
Financials	25.9
Industrials	16.1
Consumer discretionary	10.7
Real estate	8.7
Health care	8.3
Information technology	6.7
Energy	6.5
Materials	5.7
Utilities	4.0
Consumer staples	3.0
Communication services	2.4
Short-term investments and other	2.0
Strategic Equity Allocation Trust
Sector Composition (% of net assets)
Information technology	19.0
Financials	12.8
Health care	12.4
Consumer discretionary	12.0
Industrials	11.1
Communication services	7.7
Consumer staples	6.7
Materials	4.4
Real estate	3.3
Energy	2.9
Utilities	2.7
Short-term investments and other	5.0
Total Stock Market Index Trust
Sector Composition (% of net assets)
Information technology	25.2
Health care	12.4
Consumer discretionary	12.4
Financials	11.1
Communication services	10.7
Industrials	8.7
Consumer staples	5.6
Real estate	3.1
Energy	3.0
Materials	2.3
Utilities	2.1
Short-term investments and other	3.4
*	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.
5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,150.60	$1.60	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,149.70	2.67	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,151.10	1.33	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,098.70	$3.23	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,098.70	3.69	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,101.10	1.41	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,113.90	$3.30	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	1,113.90	3.67	0.70%[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	1,115.90	1.47	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,127.00	$3.27	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,126.60	3.59	0.68%[2]
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%[2]
Series III	Actual expenses/actual returns	1,000.00	1,128.90	1.43	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,139.30	$3.29	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,138.70	3.71	0.70%[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	1,141.50	1.43	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,043.90	$3.14	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,043.50	3.80	0.75%[2]
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%[2]
Series III	Actual expenses/actual returns	1,000.00	1,045.50	1.37	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,124.10	$4.11	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,122.70	5.16	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,124.20	3.84	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,101.30	$4.06	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,100.50	5.10	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,100.50	3.80	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,097.80	$4.58	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Series II	Actual expenses/actual returns	1,000.00	1,096.80	5.61	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series NAV	Actual expenses/actual returns	1,000.00	1,098.10	4.32	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,118.00	$4.78	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,116.60	5.83	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,118.20	4.52	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,161.30	$5.84	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,160.30	6.91	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,160.50	5.57	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,182.70	$4.00	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Series II	Actual expenses/actual returns	1,000.00	1,181.80	5.09	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,183.20	3.74	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,183.00	$4.87	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series II	Actual expenses/actual returns	1,000.00	1,181.50	5.95	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series NAV	Actual expenses/actual returns	1,000.00	1,182.00	4.60	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,201.00	$4.09	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,199.60	5.18	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,201.00	3.82	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,221.10	$4.19	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,219.90	5.28	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,221.40	3.91	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,131.20	$4.97	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,129.30	6.02	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,130.80	4.70	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,084.60	$5.22	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series II	Actual expenses/actual returns	1,000.00	1,083.70	6.25	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Series NAV	Actual expenses/actual returns	1,000.00	1,084.90	4.96	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,092.10	$2.02	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	1,090.90	3.06	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	1,092.10	1.76	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,118.10	$5.72	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,116.90	6.77	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,118.70	5.46	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,059.10	$0.56	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,057.80	1.58	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,059.20	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,017.30	$0.65	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,015.90	1.65	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,017.30	0.40	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,088.30	$0.57	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,087.00	1.60	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,088.90	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,045.10	$0.66	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,043.80	1.67	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,045.10	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,173.90	$2.43	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Series II	Actual expenses/actual returns	1,000.00	1,172.10	3.50	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	1,173.90	2.16	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,080.90	$4.70	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,080.20	5.73	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,081.60	4.44	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,195.50	$5.39	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,194.30	6.47	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,194.90	5.12	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,226.70	$4.42	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,225.20	5.52	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,227.20	4.14	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,100.10	$5.52	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Series II	Actual expenses/actual returns	1,000.00	1,099.00	6.56	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Series NAV	Actual expenses/actual returns	1,000.00	1,100.40	5.26	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,174.10	$2.75	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Series II	Actual expenses/actual returns	1,000.00	1,172.20	3.82	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Series NAV	Actual expenses/actual returns	1,000.00	1,174.50	2.48	0.46%
	Hypothetical example	1,000.00	1,022.50	2.31	0.46%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,238.90	$5.05	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,237.80	6.16	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,238.90	4.77	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,045.30	$5.53	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,045.00	6.54	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,046.00	5.28	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,204.10	$5.57	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series II	Actual expenses/actual returns	1,000.00	1,203.00	6.66	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Series NAV	Actual expenses/actual returns	1,000.00	1,205.10	5.30	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,161.10	$5.95	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series II	Actual expenses/actual returns	1,000.00	1,160.20	7.02	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	1,162.20	5.68	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,132.00	$2.80	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,150.00	$2.61	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Series II	Actual expenses/actual returns	1,000.00	1,148.90	3.68	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series NAV	Actual expenses/actual returns	1,000.00	1,150.50	2.35	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 10.9%
Alphabet, Inc., Class A (A)	62,420	$152,416,532	2.0%
Alphabet, Inc., Class C (A)	59,205	148,386,676	1.9%
AT&T, Inc.	1,476,336	42,488,950	0.6%
Comcast Corp., Class A	946,901	53,992,295	0.7%
Facebook, Inc., Class A (A)	499,325	173,620,296	2.3%
Netflix, Inc. (A)	91,957	48,572,607	0.6%
The Walt Disney Company (A)	376,832	66,235,761	0.9%
Verizon Communications, Inc.	858,032	48,075,533	0.6%
OTHER SECURITIES		106,877,216	1.3%
		840,665,866
Consumer discretionary - 12.0%
Amazon.com, Inc. (A)	88,852	305,665,096	4.0%
McDonald's Corp.	155,101	35,826,780	0.5%
NIKE, Inc., Class B	263,591	40,722,174	0.5%
Tesla, Inc. (A)	159,392	108,338,742	1.4%
The Home Depot, Inc.	223,381	71,233,967	0.9%
OTHER SECURITIES		366,063,205	4.7%
		927,849,964
Consumer staples - 5.7%
Costco Wholesale Corp.	91,846	36,340,707	0.5%
PepsiCo, Inc.	286,324	42,424,627	0.6%
Philip Morris International, Inc.	321,906	31,904,104	0.4%
The Coca-Cola Company	805,444	43,582,575	0.6%
The Procter & Gamble Company	511,221	68,979,050	0.9%
Walmart, Inc.	287,090	40,485,432	0.5%
OTHER SECURITIES		178,786,021	2.2%
		442,502,516
Energy - 2.8%
Chevron Corp.	400,967	41,997,284	0.5%
Exxon Mobil Corp.	880,280	55,528,062	0.7%
OTHER SECURITIES		116,665,874	1.6%
		214,191,220
Financials - 11.0%
Bank of America Corp.	1,575,766	64,968,832	0.8%
Berkshire Hathaway, Inc., Class B (A)	395,716	109,977,391	1.4%
JPMorgan Chase & Co.	633,220	98,491,039	1.3%
Wells Fargo & Company	859,895	38,944,645	0.5%
OTHER SECURITIES		540,552,567	7.0%
		852,934,474
Health care - 12.7%
Abbott Laboratories	367,222	42,572,046	0.6%
AbbVie, Inc.	367,530	41,398,579	0.5%
Danaher Corp.	131,642	35,327,447	0.5%
Eli Lilly & Company	165,283	37,935,754	0.5%
Johnson & Johnson	545,691	89,897,135	1.2%
Medtronic PLC	280,237	34,785,819	0.5%
Merck & Company, Inc.	524,216	40,768,278	0.5%
Pfizer, Inc.	1,157,117	45,312,702	0.6%
Thermo Fisher Scientific, Inc.	81,729	41,229,829	0.5%
UnitedHealth Group, Inc.	196,238	78,581,545	1.0%
OTHER SECURITIES		491,857,404	6.3%
		979,666,538
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials - 8.3%		$644,428,067	8.3%
Information technology - 26.8%
Accenture PLC, Class A	131,905	38,884,275	0.5%
Adobe, Inc. (A)	99,421	58,224,914	0.8%
Apple, Inc.	3,260,758	446,593,414	5.8%
Broadcom, Inc.	84,730	40,402,653	0.5%
Cisco Systems, Inc.	875,489	46,400,917	0.6%
Intel Corp.	843,347	47,345,501	0.6%
Mastercard, Inc., Class A	181,953	66,429,221	0.9%
Microsoft Corp.	1,565,667	424,139,190	5.5%
NVIDIA Corp.	128,862	103,102,486	1.3%
PayPal Holdings, Inc. (A)	243,074	70,851,210	0.9%
QUALCOMM, Inc.	235,434	33,650,582	0.4%
salesforce.com, Inc. (A)	190,467	46,525,374	0.6%
Texas Instruments, Inc.	191,180	36,763,914	0.5%
Visa, Inc., Class A	351,979	82,299,730	1.1%
OTHER SECURITIES		527,361,988	6.8%
		2,068,975,369
Materials - 2.5%		196,524,004	2.5%
Real estate - 2.5%		192,931,003	2.5%
Utilities - 2.4%		184,321,858	2.4%
TOTAL COMMON STOCKS (Cost $2,797,694,221)		$7,544,990,879
SHORT-TERM INVESTMENTS - 2.4%
U.S. Government - 0.6%
U.S. Cash Management Bill, 0.013%, 09/21/2021 *	$48,000,000	47,994,752	0.6%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note, 0.009%, 07/30/2021 *	20,000,000	19,999,517	0.3%
Federal Home Loan Bank Discount Note, 0.014%, 08/06/2021 *	48,000,000	47,998,080	0.6%
Federal Home Loan Bank Discount Note, 0.015%, 07/14/2021 *	12,500,000	12,499,865	0.2%
Federal Home Loan Bank Discount Note, 0.020%, 07/13/2021 *	7,000,000	6,999,930	0.1%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	8,000,000	7,999,900	0.1%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	10,000,000	9,999,389	0.1%
Federal Home Loan Bank Discount Note, 0.040%, 07/19/2021 *	14,000,000	13,999,790	0.2%
Federal Home Loan Bank Discount Note, 0.040%, 07/27/2021 *	10,000,000	9,999,783	0.1%
		129,496,254
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	103,598	1,036,455	0.0%
Repurchase agreement - 0.1%		9,525,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $188,058,311)		$188,052,461
Total Investments (500 Index Trust) (Cost $2,985,752,532) - 100.0%		$7,733,043,340	100.0%
Other assets and liabilities, net - (0.0)%		(549,759)	(0.0)%
TOTAL NET ASSETS - 100.0%		$7,732,493,581	100.0%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
500 Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	939	Long	Sep 2021	$198,554,359	$201,349,770	$2,795,411
						$2,795,411

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	51,073,901	$1,438,751,803	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,011,849,344)	$1,438,751,803
	Total Investments (American Asset Allocation Trust) (Cost $1,011,849,344) - 100.0%	$1,438,751,803	100.0%
	Other assets and liabilities, net - (0.0)%	(43,292)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,438,708,511	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,796,611	$253,080,024	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $164,531,438)	$253,080,024
	Total Investments (American Global Growth Trust) (Cost $164,531,438) - 100.0%	$253,080,024	100.0%
	Other assets and liabilities, net - (0.0)%	(23,734)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$253,056,290	100.0%
American Global Growth Trust (continued)
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,257,106	$1,095,023,124	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $710,267,808)	$1,095,023,124
	Total Investments (American Growth Trust) (Cost $710,267,808) - 100.0%	$1,095,023,124	100.0%
	Other assets and liabilities, net - (0.0)%	(35,604)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,094,987,520	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	17,333,123	$1,082,280,216	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $806,832,320)	$1,082,280,216
	Total Investments (American Growth-Income Trust) (Cost $806,832,320) - 100.0%	$1,082,280,216	100.0%
	Other assets and liabilities, net - (0.0)%	(38,722)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,082,241,494	100.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

American Growth-Income Trust (continued)
American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,712,368	$512,423,975	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $386,433,398)	$512,423,975
	Total Investments (American International Trust) (Cost $386,433,398) - 100.0%	$512,423,975	100.0%
	Other assets and liabilities, net - (0.0)%	(26,633)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$512,397,342	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 27.0%
Alphabet, Inc., Class A (A)	15,868	$38,746,324	1.6%
Alphabet, Inc., Class C (A)	69,346	173,803,267	7.1%
Facebook, Inc., Class A (A)	533,183	185,393,061	7.5%
Match Group, Inc. (A)	155,093	25,008,746	1.0%
Netflix, Inc. (A)	78,634	41,535,265	1.7%
Pinterest, Inc., Class A (A)	265,528	20,963,436	0.9%
Sea, Ltd., ADR (A)	173,791	47,723,009	1.9%
Snap, Inc., Class A (A)	689,970	47,014,556	1.9%
Tencent Holdings, Ltd.	617,100	46,462,985	1.9%
OTHER SECURITIES		37,986,096	1.5%
		664,636,745
Consumer discretionary - 18.3%
Alibaba Group Holding, Ltd., ADR (A)	88,603	20,093,388	0.8%
Amazon.com, Inc. (A)	79,917	274,927,264	11.2%
Booking Holdings, Inc. (A)	7,817	17,104,300	0.7%
Carvana Company (A)	38,866	11,730,536	0.5%
Chipotle Mexican Grill, Inc. (A)	11,118	17,236,680	0.7%
Dollar General Corp.	82,170	17,780,766	0.7%
Lululemon Athletica, Inc. (A)	50,001	18,248,865	0.7%
NIKE, Inc., Class B	79,783	12,325,676	0.5%
Ross Stores, Inc.	151,489	18,784,636	0.8%
OTHER SECURITIES		41,269,377	1.7%
		449,501,488
Consumer staples - 0.0%		859,134	0.0%
Financials - 2.8%
S&P Global, Inc.	50,725	20,820,076	0.9%
The Goldman Sachs Group, Inc.	71,605	27,176,246	1.1%
OTHER SECURITIES		20,687,045	0.8%
		68,683,367
Health care - 10.6%
Anthem, Inc.	36,316	13,865,449	0.6%
Cigna Corp.	105,237	24,948,536	1.0%
Danaher Corp.	96,830	25,985,299	1.1%
HCA Healthcare, Inc.	83,995	17,365,126	0.7%
Intuitive Surgical, Inc. (A)	41,205	37,893,766	1.5%
Stryker Corp.	114,208	29,663,244	1.2%
Thermo Fisher Scientific, Inc.	24,396	12,307,050	0.5%
UnitedHealth Group, Inc.	117,600	47,091,744	1.9%
Zoetis, Inc.	70,782	13,190,934	0.5%
OTHER SECURITIES		38,671,424	1.6%
		260,982,572
Industrials - 2.0%		47,739,969	2.0%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 38.4%
Advanced Micro Devices, Inc. (A)	194,925	$18,309,305	0.7%
Apple, Inc.	817,130	111,914,125	4.6%
ASML Holding NV, NYRS	27,000	18,652,680	0.8%
DocuSign, Inc. (A)	49,297	13,781,962	0.6%
Fidelity National Information Services, Inc.	95,767	13,567,311	0.6%
Fiserv, Inc. (A)	181,877	19,440,833	0.8%
Fortinet, Inc. (A)	49,400	11,766,586	0.5%
Global Payments, Inc.	227,770	42,715,986	1.7%
Intuit, Inc.	139,867	68,558,607	2.8%
Marvell Technology, Inc.	258,829	15,097,496	0.6%
Mastercard, Inc., Class A	141,211	51,554,724	2.1%
Microsoft Corp.	538,255	145,813,280	5.9%
MongoDB, Inc. (A)	32,256	11,661,189	0.5%
NVIDIA Corp.	48,200	38,564,820	1.6%
PayPal Holdings, Inc. (A)	231,432	67,457,799	2.7%
salesforce.com, Inc. (A)	185,925	45,415,900	1.8%
ServiceNow, Inc. (A)	94,887	52,145,151	2.1%
Shopify, Inc., Class A (A)	10,265	14,996,960	0.6%
Synopsys, Inc. (A)	74,613	20,577,519	0.8%
Texas Instruments, Inc.	59,625	11,465,888	0.5%
Visa, Inc., Class A	335,971	78,556,739	3.2%
Zoom Video Communications, Inc., Class A (A)	54,720	21,178,282	0.9%
OTHER SECURITIES		50,961,979	2.0%
		944,155,121
Materials - 0.5%		12,275,615	0.5%
TOTAL COMMON STOCKS (Cost $1,284,531,572)		$2,448,834,011
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.0324% (B)(C)	615,495	6,157,780	0.2%
OTHER SECURITIES		9,886,227	0.4%
		16,044,007
TOTAL SHORT-TERM INVESTMENTS (Cost $16,044,250)		$16,044,007
Total Investments (Blue Chip Growth Trust) (Cost $1,300,575,822) - 100.2%		$2,464,878,018	100.2%
Other assets and liabilities, net - (0.2)%		(6,128,459)	(0.2)%
TOTAL NET ASSETS - 100.0%		$2,458,749,559	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.9%
Communication services - 17.6%
Alphabet, Inc., Class A (A)	8,998	$21,971,226	2.9%
Alphabet, Inc., Class C (A)	8,565	21,466,631	2.8%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
Facebook, Inc., Class A (A)	87,670	$30,483,736	4.0%
Match Group, Inc. (A)	95,372	15,378,735	2.0%
Netflix, Inc. (A)	33,906	17,909,488	2.3%
ROBLOX Corp., Class A (A)	53,099	4,777,848	0.6%
Snap, Inc., Class A (A)	206,711	14,085,288	1.9%
Spotify Technology SA (A)	30,935	8,525,377	1.1%
		134,598,329
Consumer discretionary - 26.0%
Airbnb, Inc., Class A (A)	47,427	7,262,971	0.9%
Amazon.com, Inc. (A)	15,818	54,416,452	7.1%
Carvana Company (A)	30,074	9,076,935	1.2%
Chipotle Mexican Grill, Inc. (A)	5,686	8,815,233	1.2%
Kering SA	13,935	12,210,086	1.6%
Lululemon Athletica, Inc. (A)	25,380	9,262,939	1.2%
LVMH Moet Hennessy Louis Vuitton SE	19,830	15,599,404	2.0%
MercadoLibre, Inc. (A)	3,613	5,628,295	0.7%
NIKE, Inc., Class B	85,141	13,153,433	1.7%
Target Corp.	47,669	11,523,504	1.5%
Tesla, Inc. (A)	55,079	37,437,196	4.9%
The TJX Companies, Inc.	133,997	9,034,078	1.2%
OTHER SECURITIES		5,774,650	0.8%
		199,195,176
Consumer staples - 3.0%
Costco Wholesale Corp.	22,165	8,770,026	1.1%
The Estee Lauder Companies, Inc., Class A	45,507	14,474,867	1.9%
		23,244,893
Financials - 1.3%
S&P Global, Inc.	14,776	6,064,809	0.8%
The Goldman Sachs Group, Inc.	10,740	4,076,152	0.5%
		10,140,961
Health care - 4.5%
Danaher Corp.	30,487	8,181,491	1.1%
DexCom, Inc. (A)	11,481	4,902,387	0.6%
Eli Lilly & Company	50,688	11,633,910	1.5%
UnitedHealth Group, Inc.	14,202	5,687,049	0.8%
OTHER SECURITIES		3,925,943	0.5%
		34,330,780
Industrials - 3.6%
Safran SA	44,579	6,186,804	0.8%
Uber Technologies, Inc. (A)	278,777	13,972,303	1.8%
Union Pacific Corp.	34,274	7,537,881	1.0%
		27,696,988
Information technology - 43.9%
Adobe, Inc. (A)	44,637	26,141,213	3.4%
Adyen NV (A)(B)	5,726	14,042,038	1.8%
Apple, Inc.	254,241	34,820,847	4.6%
Atlassian Corp. PLC, Class A (A)	26,171	6,722,283	0.9%
Crowdstrike Holdings, Inc., Class A (A)	50,640	12,726,338	1.7%
DocuSign, Inc. (A)	28,171	7,875,766	1.0%
Mastercard, Inc., Class A	37,285	13,612,381	1.8%
Microsoft Corp.	113,917	30,860,115	4.0%
NVIDIA Corp.	42,261	33,813,026	4.4%
PayPal Holdings, Inc. (A)	60,932	17,760,459	2.3%
RingCentral, Inc., Class A (A)	13,835	4,020,174	0.5%
salesforce.com, Inc. (A)	53,959	13,180,565	1.7%
Shopify, Inc., Class A (A)	24,545	35,859,754	4.7%
Snowflake, Inc., Class A (A)	18,273	4,418,411	0.6%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Square, Inc., Class A (A)	60,323	$14,706,747	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,106	12,990,017	1.7%
The Trade Desk, Inc., Class A (A)	96,200	7,442,032	1.0%
Twilio, Inc., Class A (A)	44,675	17,609,098	2.3%
Visa, Inc., Class A	86,488	20,222,624	2.6%
Workday, Inc., Class A (A)	20,532	4,901,810	0.6%
OTHER SECURITIES		2,825,809	0.4%
		336,551,507
TOTAL COMMON STOCKS (Cost $488,565,219)		$765,758,634
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%		1,055,530	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,530)		$1,055,530
Total Investments (Capital Appreciation Trust) (Cost $489,620,749) - 100.0%		$766,814,164	100.0%
Other assets and liabilities, net - 0.0%		95,491	0.0%
TOTAL NET ASSETS - 100.0%		$766,909,655	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 71.1%
Communication services - 4.6%
Alphabet, Inc., Class A (A)(B)	1,082	$2,642,017	0.5%
Alphabet, Inc., Class C (A)(B)	5,841	14,639,415	3.1%
Facebook, Inc., Class A (B)	13,891	4,830,040	1.0%
		22,111,472
Consumer discretionary - 9.7%
Amazon.com, Inc. (A)(B)	7,699	26,485,792	5.6%
Hilton Worldwide Holdings, Inc. (A)(B)	25,222	3,042,278	0.6%
Marriott International, Inc., Class A (A)(B)	21,643	2,954,702	0.6%
Yum! Brands, Inc.	110,242	12,681,137	2.7%
OTHER SECURITIES		1,216,457	0.2%
		46,380,366
Consumer staples - 1.5%
Keurig Dr. Pepper, Inc.	110,597	3,897,438	0.8%
OTHER SECURITIES		3,138,773	0.7%
		7,036,211
Financials - 9.3%
Arthur J. Gallagher & Company	21,648	3,032,452	0.6%
Bank of America Corp. (A)	133,050	5,485,652	1.2%
Intercontinental Exchange, Inc.	33,466	3,972,414	0.8%
Marsh & McLennan Companies, Inc. (A)	116,334	16,365,867	3.4%
The PNC Financial Services Group, Inc.	76,748	14,640,448	3.1%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$808,213	0.2%
		44,305,046
Health care - 14.2%
Becton, Dickinson and Company	19,082	4,640,552	1.0%
Danaher Corp. (A)	54,362	14,588,586	3.1%
Humana, Inc. (A)	29,495	13,058,026	2.8%
PerkinElmer, Inc.	43,566	6,727,026	1.4%
Thermo Fisher Scientific, Inc.	27,367	13,805,830	2.9%
UnitedHealth Group, Inc.	33,750	13,514,850	2.8%
OTHER SECURITIES		1,133,412	0.2%
		67,468,282
Industrials - 7.9%
General Electric Company	1,519,644	20,454,408	4.3%
Ingersoll Rand, Inc. (B)	71,054	3,468,146	0.7%
Roper Technologies, Inc.	7,148	3,360,990	0.7%
Teledyne Technologies, Inc. (B)	3,593	1,504,856	0.3%
Waste Connections, Inc.	52,361	6,253,474	1.3%
OTHER SECURITIES		2,658,264	0.6%
		37,700,138
Information technology - 15.9%
Cisco Systems, Inc.	29,700	1,574,100	0.3%
Fiserv, Inc. (A)(B)	73,760	7,884,206	1.7%
FleetCor Technologies, Inc. (B)	18,682	4,783,713	1.0%
Global Payments, Inc. (A)	32,163	6,031,849	1.3%
Microsoft Corp. (A)	112,442	30,460,529	6.4%
salesforce.com, Inc. (B)	29,242	7,142,943	1.5%
TE Connectivity, Ltd.	31,191	4,217,335	0.9%
Visa, Inc., Class A (A)	53,323	12,467,984	2.6%
OTHER SECURITIES		925,740	0.2%
		75,488,399
Real estate - 0.2%		693,720	0.2%
Utilities - 7.8%
Ameren Corp.	96,617	7,733,225	1.6%
American Electric Power Company, Inc.	127,874	10,816,862	2.3%
CMS Energy Corp.	31,376	1,853,694	0.4%
Exelon Corp.	138,638	6,143,050	1.3%
NiSource, Inc.	173,525	4,251,363	0.9%
Public Service Enterprise Group, Inc.	109,185	6,522,712	1.3%
OTHER SECURITIES		13,031	0.0%
		37,333,937
TOTAL COMMON STOCKS (Cost $257,289,758)		$338,517,571
PREFERRED SECURITIES - 1.2%
Financials - 0.0%		25,370	0.0%
Utilities - 1.2%
American Electric Power Company, Inc., 6.125%	12,402	609,310	0.1%
CMS Energy Corp., 5.875%	41,200	1,125,172	0.2%
CMS Energy Corp., 5.875%	50,000	1,386,000	0.3%
NiSource, Inc., 7.750%	7,708	792,305	0.2%
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	573,200	0.1%
OTHER SECURITIES		1,356,966	0.3%
		5,842,953
TOTAL PREFERRED SECURITIES (Cost $5,510,445)		$5,868,323
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 7.7%
Communication services - 2.9%
CCO Holdings LLC 4.000%, 03/01/2023 (C)	$416,000	$419,640	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,095,000	2,197,131	0.5%
CCO Holdings LLC 5.125%, 05/01/2027 (C)	1,341,000	1,406,575	0.3%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,432,897	0.3%
Netflix, Inc. 4.875%, 04/15/2028	1,790,000	2,080,875	0.5%
Netflix, Inc. 4.875%, 06/15/2030 (C)	40,000	47,572	0.0%
Netflix, Inc. 5.500%, 02/15/2022	45,000	46,125	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	468,010	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,405,000	2,951,969	0.6%
Netflix, Inc. 6.375%, 05/15/2029	1,165,000	1,487,996	0.3%
OTHER SECURITIES		1,204,891	0.2%
		13,743,681
Consumer discretionary - 2.0%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,657,000	1,733,636	0.4%
Marriott International, Inc. 3.125%, 06/15/2026	120,000	127,412	0.0%
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (C)	1,195,000	1,206,950	0.3%
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	511,000	527,010	0.1%
Yum! Brands, Inc. 3.750%, 11/01/2021	975,000	976,219	0.2%
Yum! Brands, Inc. 3.875%, 11/01/2023	440,000	462,000	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (C)	2,000	2,165	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	615,188	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	455,080	0.1%
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)	90,000	97,875	0.0%
OTHER SECURITIES		3,539,503	0.7%
		9,743,038
Financials - 1.0%
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,380,000	1,431,184	0.3%
State Street Corp. (3 month LIBOR + 3.597%) 3.716%, 09/15/2021 (D)(E)	145,000	145,116	0.0%
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	390,000	433,875	0.1%
USI, Inc. 6.875%, 05/01/2025 (C)	654,000	662,195	0.1%
OTHER SECURITIES		1,911,973	0.5%
		4,584,343
Health care - 0.2%		1,225,226	0.2%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 1.3%
General Electric Company (3 month LIBOR + 3.330%) 3.449%, 09/15/2021 (D)(E)	$2,990,000	$2,930,200	0.6%
OTHER SECURITIES		3,150,751	0.7%
		6,080,951
Information technology - 0.1%		324,286	0.1%
Real estate - 0.1%		541,109	0.1%
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	613,094	0.1%
TOTAL CORPORATE BONDS (Cost $33,998,087)		$36,855,728
TERM LOANS (F) - 8.5%
Communication services - 0.2%		1,018,777	0.2%
Consumer discretionary - 0.5%		2,344,220	0.5%
Consumer staples - 0.3%		1,316,378	0.3%
Financials - 2.9%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	666,374	666,927	0.1%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	807,488	798,315	0.2%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	233,105	230,425	0.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.926%, 04/25/2025	6,602,113	6,525,462	1.4%
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	2,623,733	2,621,896	0.5%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.147%, 05/16/2024	1,431,266	1,417,182	0.3%
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.397%, 12/02/2026	825,984	817,873	0.2%
OTHER SECURITIES		741,227	0.2%
		13,819,307
Health care - 1.3%
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.604%, 04/30/2025	1,621,298	1,601,032	0.3%
OTHER SECURITIES		4,341,889	1.0%
		5,942,921
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Industrials - 1.1%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	$1,765,000	$1,883,537	0.4%
OTHER SECURITIES		3,255,261	0.7%
		5,138,798
Information technology - 2.2%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	3,546,383	3,544,433	0.8%
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	2,586,286	2,587,786	0.5%
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	162,113	162,129	0.0%
OTHER SECURITIES		4,276,717	0.9%
		10,571,065
Materials - 0.0%		132,353	0.0%
TOTAL TERM LOANS (Cost $40,115,337)		$40,283,819
ASSET BACKED SECURITIES - 0.3%		1,270,728	0.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,188,422)		$1,270,728
SHORT-TERM INVESTMENTS - 13.0%
Short-term funds - 12.3%
T. Rowe Price Government Reserve Fund, 0.0295% (G)	58,548,700	58,548,700	12.3%
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $3,649,000 on 7-1-21, collateralized by $3,450,600 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $3,722,065)	$3,649,000	3,649,000	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $62,197,700)		$62,197,700
Total Investments (Capital Appreciation Value Trust) (Cost $400,299,749) - 101.8%		$484,993,869	101.8%
Other assets and liabilities, net - (1.8)%		(8,649,155)	(1.8)%
TOTAL NET ASSETS - 100.0%		$476,344,714	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(59,259)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(59,259)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(57,760)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(56,280)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(49,189)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(28,755)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(384,948)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(375,510)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(292,890)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(61,170)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(59,562)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(51,811)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(24,237)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(14,303)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(14,303)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(11,627)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(11,627)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(11,627)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(9,389)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(9,389)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(7,543)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(7,543)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(6,049)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(6,049)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(9,698)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(10,954)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(1,913)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(1,217)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(4,707)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(1,644)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(1,046)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(1,433)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	(911)
CITI	American Tower Corp.	USD	210.00	Jan 2022	6	600	14,982	(37,334)
CITI	American Tower Corp.	USD	220.00	Jan 2022	6	600	11,982	(31,846)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	11,039	(31,042)
CITI	American Tower Corp.	USD	230.00	Jan 2022	2	200	4,641	(8,869)
CITI	American Tower Corp.	USD	240.00	Jan 2022	2	200	3,811	(7,238)
CITI	American Tower Corp.	USD	250.00	Jan 2022	2	200	3,041	(5,754)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(288,400)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,143	(476,434)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(125,100)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(184,966)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(106,972)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(14,556)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(6,179)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(41,199)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(21,458)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(22,316)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(31,648)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(16,483)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(17,143)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(23,268)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(12,119)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(12,604)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(16,974)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	$16,115	$(10,299)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(119,736)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(7,405)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(5,645)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(8,468)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(6,321)
GSI	Envista Holdings Corp.	USD	49.00	Dec 2021	30	3,000	10,034	(5,310)
GSI	Envista Holdings Corp.	USD	50.00	Dec 2021	30	3,000	8,906	(4,568)
CITI	Exelon Corp.	USD	40.00	Jan 2022	16	1,600	7,712	(8,361)
CITI	Exelon Corp.	USD	40.00	Jan 2022	5	500	2,092	(2,613)
CITI	Exelon Corp.	USD	43.00	Jan 2022	16	1,600	5,312	(5,132)
CITI	Exelon Corp.	USD	43.00	Jan 2022	5	500	1,420	(1,604)
CITI	Exelon Corp.	USD	45.00	Jan 2022	16	1,600	3,984	(3,456)
CITI	Exelon Corp.	USD	45.00	Jan 2022	5	500	1,040	(1,080)
CITI	Exelon Corp.	USD	47.00	Jan 2022	95	9,500	16,161	(13,061)
CITI	Exelon Corp.	USD	47.00	Jan 2022	30	3,000	4,823	(4,124)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(1,903)
JPM	Facebook, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(43,614)
JPM	Facebook, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(40,503)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(7,690)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(68,007)
JPM	Facebook, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(31,530)
JPM	Facebook, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(27,460)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(1,918)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(1,384)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	(2,254)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	(897)
JPM	General Electric Company	USD	12.00	Jan 2022	160	16,000	24,437	(35,252)
JPM	General Electric Company	USD	12.00	Jan 2022	159	15,900	25,825	(35,032)
JPM	General Electric Company	USD	15.00	Jan 2022	160	16,000	13,309	(13,323)
JPM	General Electric Company	USD	15.00	Jan 2022	159	15,900	13,361	(13,239)
SFG	General Electric Company	USD	15.00	Jan 2022	636	63,600	69,324	(52,957)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	9	900	5,500	(2,752)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	9	900	4,445	(2,031)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(6,790)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(3,395)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(4,244)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(5,325)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(2,663)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(3,328)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(7,988)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(6,188)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(19,595)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(15,006)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	2	200	6,018	(3,346)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	2	200	4,724	(2,277)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(6,196)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(2,369)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	95	9,500	20,710	(38,408)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(40,683)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(27,620)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(19,651)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(13,056)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(1,741)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(6,963)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(10,515)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(1,402)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(5,608)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(7,278)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(5,770)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,147)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(2,467)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Marsh & McLennan Companies, Inc.	USD	150.00	Oct 2021	25	2,500	$4,440	$(5,075)
GSI	Marsh & McLennan Companies, Inc.	USD	155.00	Oct 2021	25	2,500	2,408	(2,905)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	8	800	15,192	(20,097)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	6	600	10,902	(15,072)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	8	800	11,416	(14,169)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(12,397)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(9,291)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(6,968)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	15,756	(17,147)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	(9,276)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	(5,889)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(64,377)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(57,217)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(50,524)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(33,772)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(16,558)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(31,277)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(14,335)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(25,485)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(12,321)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(88,986)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(65,409)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(67,519)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	26	2,600	12,272	(16,196)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	26	2,600	9,152	(11,513)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	26	2,600	5,122	(7,659)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,835	(33,696)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,485	(33,696)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(27,246)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(27,246)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(23,244)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(23,244)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(20,110)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(17,596)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(17,858)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(15,626)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(13,864)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(12,131)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	13	1,300	14,781	(15,327)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	14	1,400	15,218	(16,506)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(11,053)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(11,904)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(4,525)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(5,280)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	13	1,300	15,990	(14,025)
JPM	Roper Technologies, Inc.	USD	490.00	Nov 2021	3	300	3,190	(4,996)
JPM	Roper Technologies, Inc.	USD	500.00	Nov 2021	3	300	1,824	(3,913)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(4,394)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	3,132	(1,662)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	(3,325)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	(1,238)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	1	100	2,194	(2,450)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	2	200	4,661	(4,901)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	1	100	1,885	(1,896)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	2	200	3,945	(3,793)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	3	300	6,092	(3,365)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	3	300	5,137	(2,688)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	38	3,800	15,630	(19,511)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	52	5,200	16,224	(26,699)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(12,941)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(17,709)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(8,216)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(10,954)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(26,832)
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	$12,237	$(22,852)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(24,756)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(19,209)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(20,810)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(17,267)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	19	1,900	17,331	(20,668)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	18	1,800	16,358	(19,580)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	19	1,900	14,489	(16,709)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	18	1,800	12,214	(15,829)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(3,316)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(5,527)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(2,382)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(3,970)
CITI	Union Electric Company	USD	90.00	Dec 2021	21	2,100	3,760	(1,551)
CITI	Union Electric Company	USD	95.00	Dec 2021	21	2,100	1,642	(442)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(15,816)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(12,870)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(10,300)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(1,773)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(1,304)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(43,966)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(43,843)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(13,950)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(11,957)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(27,900)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(35,871)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(37,355)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(11,886)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(10,188)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(23,771)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(32,261)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(31,469)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(14,293)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(11,761)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	17,798	(16,662)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(34,260)
CSFB	Visa, Inc., Class A	USD	250.00	Jan 2022	17	1,700	14,730	(13,545)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(10,358)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	6	600	5,060	(3,839)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	17	1,700	12,085	(10,878)
CSFB	Visa, Inc., Class A	USD	260.00	Jan 2022	6	600	4,257	(3,046)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(6,600)
CSFB	Visa, Inc., Class A	USD	265.00	Jan 2022	6	600	3,574	(2,388)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(4,010)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	6	600	4,812	(15,946)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	7	700	5,649	(18,604)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	6	600	4,482	(13,274)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	7	700	5,089	(15,486)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(8,445)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(9,852)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(8,902)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(6,479)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(9,107)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(2,484)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(5,795)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(7,865)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(6,316)
							$3,823,947	$(6,141,041)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Australia - 0.9%		$2,802,836	0.9%
Austria - 0.9%		2,889,656	0.9%
Bermuda - 1.5%
Everest Re Group, Ltd.	19,423	4,894,790	1.5%
Canada - 3.0%
Cenovus Energy, Inc.	521,991	4,994,202	1.6%
OTHER SECURITIES		4,783,513	1.4%
		9,777,715
China - 1.5%		4,765,104	1.5%
Finland - 2.6%
Metso Outotec OYJ	261,262	3,035,721	0.9%
Sampo OYJ, A Shares	68,608	3,154,901	1.0%
OTHER SECURITIES		2,293,654	0.7%
		8,484,276
France - 13.9%
Airbus SE (A)	28,648	3,691,368	1.2%
BNP Paribas SA	72,814	4,569,770	1.4%
Cie de Saint-Gobain	51,801	3,418,643	1.1%
Eiffage SA	48,677	4,958,066	1.5%
Rexel SA (A)	156,178	3,270,072	1.0%
Sanofi	81,428	8,555,018	2.7%
TotalEnergies SE	144,938	6,565,937	2.0%
OTHER SECURITIES		9,828,251	3.0%
		44,857,125
Germany - 7.5%
Allianz SE	19,855	4,954,942	1.5%
Deutsche Post AG	52,351	3,565,342	1.1%
Deutsche Telekom AG	273,558	5,785,740	1.8%
Hannover Rueck SE	19,392	3,246,369	1.0%
Siemens AG	22,801	3,620,307	1.1%
OTHER SECURITIES		3,064,019	1.0%
		24,236,719
Greece - 0.6%		1,859,047	0.6%
Hong Kong - 1.4%
WH Group, Ltd. (B)	3,143,500	2,821,614	0.9%
OTHER SECURITIES		1,569,327	0.5%
		4,390,941
India - 0.4%		1,139,283	0.4%
Ireland - 1.0%
CRH PLC	62,465	3,158,930	1.0%
Isle of Man - 0.7%		2,220,006	0.7%
Italy - 0.8%		2,714,675	0.8%
Japan - 16.2%
Hitachi, Ltd.	74,800	4,286,577	1.3%
Honda Motor Company, Ltd.	177,900	5,721,841	1.8%
Komatsu, Ltd.	170,400	4,221,415	1.3%
Resona Holdings, Inc.	1,044,500	4,027,229	1.3%
Sony Group Corp.	39,500	3,830,207	1.2%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Heavy Industries, Ltd.	119,800	$3,312,715	1.0%
Sumitomo Mitsui Financial Group, Inc.	186,700	6,435,918	2.0%
Yamaha Motor Company, Ltd.	157,200	4,269,894	1.3%
OTHER SECURITIES		16,121,818	5.0%
		52,227,614
Macau - 0.5%		1,752,209	0.5%
Malta - 0.0%		0	0.0%
Netherlands - 4.7%
ING Groep NV	341,509	4,533,300	1.4%
Royal Dutch Shell PLC, A Shares	228,254	4,576,001	1.4%
Stellantis NV	312,958	6,154,863	1.9%
		15,264,164
Norway - 1.5%		4,808,205	1.5%
Singapore - 0.6%		2,062,971	0.6%
South Korea - 7.5%
Hana Financial Group, Inc.	108,791	4,458,408	1.4%
KB Financial Group, Inc.	83,139	4,126,192	1.3%
Samsung Electronics Company, Ltd.	80,925	5,793,110	1.8%
SK Telecom Company, Ltd.	20,191	5,737,929	1.8%
OTHER SECURITIES		4,049,159	1.2%
		24,164,798
Spain - 0.6%		1,867,295	0.6%
Sweden - 3.5%
Svenska Handelsbanken AB, A Shares	382,038	4,312,425	1.3%
Volvo AB, B Shares (C)	294,044	7,086,292	2.2%
		11,398,717
Switzerland - 11.6%
Adecco Group AG	52,959	3,603,425	1.1%
Glencore PLC (A)	1,527,430	6,555,859	2.0%
Novartis AG	75,248	6,864,618	2.1%
Roche Holding AG	24,350	9,176,011	2.9%
STMicroelectronics NV	117,636	4,278,011	1.3%
UBS Group AG	452,897	6,937,125	2.2%
		37,415,049
United Kingdom - 9.2%
Coca-Cola Europacific Partners PLC	87,954	5,217,431	1.6%
IMI PLC	185,666	4,418,775	1.4%
Tesco PLC	1,306,466	4,035,906	1.2%
Travis Perkins PLC (A)	179,820	4,207,299	1.3%
OTHER SECURITIES		11,862,529	3.7%
		29,741,940
United States - 3.5%
Applied Materials, Inc.	21,666	3,085,238	0.9%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
Envista Holdings Corp. (A)	109,968	$4,751,717	1.5%
FMC Corp.	31,879	3,449,308	1.1%
		11,286,263
TOTAL COMMON STOCKS (Cost $269,528,013)		$310,180,328
PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG	18,848	4,725,776	1.5%
TOTAL PREFERRED SECURITIES (Cost $3,970,939)		$4,725,776
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	4,811,413	4,811,413	1.5%
John Hancock Collateral Trust, 0.0324% (D)(E)	953,970	9,544,085	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,355,626)		$14,355,498
Total Investments (Disciplined Value International Trust) (Cost $287,854,578) - 102.0%		$329,261,602	102.0%
Other assets and liabilities, net - (2.0)%		(6,509,802)	(2.0)%
TOTAL NET ASSETS - 100.0%		$322,751,800	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.5%
Australia - 0.0%		$124,754	0.0%
Belgium - 0.0%		34,390	0.0%
Brazil - 3.6%
Banco Bradesco SA	59,872	263,139	0.1%
Petroleo Brasileiro SA	403,347	2,456,347	0.9%
Vale SA	247,149	5,627,412	2.1%
OTHER SECURITIES		1,188,718	0.5%
		9,535,616
Canada - 0.1%		130,103	0.1%
Chile - 0.4%		1,140,928	0.4%
China - 24.6%
Baidu, Inc., ADR (A)	14,801	3,017,924	1.1%
Bank of China, Ltd., H Shares	5,614,694	2,016,027	0.8%
China Construction Bank Corp., H Shares	6,962,000	5,463,107	2.1%
China Merchants Bank Company, Ltd., H Shares	350,500	2,985,627	1.1%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
Country Garden Holdings Company, Ltd.	912,471	$1,021,301	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	5,463,000	3,201,422	1.2%
Longfor Group Holdings, Ltd. (B)	201,500	1,122,387	0.4%
PetroChina Company, Ltd., ADR (C)	1,761	86,342	0.0%
PetroChina Company, Ltd., H Shares	2,098,000	1,027,411	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	261,000	2,551,379	1.0%
Sunac China Holdings, Ltd.	291,000	997,851	0.4%
Trip.com Group, Ltd., ADR (A)	35,226	1,249,114	0.5%
Yum China Holdings, Inc.	28,049	1,858,246	0.7%
ZTO Express Cayman, Inc., ADR	34,890	1,058,912	0.4%
OTHER SECURITIES		38,157,174	14.1%
		65,814,224
Colombia - 0.1%		247,216	0.1%
Czech Republic - 0.1%		355,671	0.1%
Greece - 0.3%		681,007	0.3%
Hong Kong - 5.7%
China Resources Land, Ltd.	366,000	1,478,202	0.6%
Geely Automobile Holdings, Ltd.	602,000	1,890,737	0.7%
OTHER SECURITIES		11,901,403	4.4%
		15,270,342
Hungary - 0.2%		428,722	0.2%
India - 12.1%
Axis Bank, Ltd. (A)	119,271	1,204,145	0.5%
ICICI Bank, Ltd.	220,375	1,877,782	0.7%
ICICI Bank, Ltd., ADR (A)	17,653	301,866	0.1%
Larsen & Toubro, Ltd.	49,161	993,529	0.4%
Reliance Industries, Ltd., GDR (B)	121,829	6,891,972	2.6%
Tata Motors, Ltd. (A)	220,218	1,011,227	0.4%
Wipro, Ltd.	158,426	1,163,640	0.4%
OTHER SECURITIES		19,011,563	7.0%
		32,455,724
Indonesia - 1.2%		3,221,580	1.2%
Malaysia - 1.5%		4,136,872	1.5%
Mexico - 2.3%
Grupo Financiero Banorte SAB de CV, Series O	163,262	1,051,285	0.4%
Grupo Mexico SAB de CV, Series B	242,225	1,141,741	0.4%
OTHER SECURITIES		3,902,271	1.5%
		6,095,297
Philippines - 0.8%		2,126,470	0.8%
Poland - 0.7%		1,885,612	0.7%
Qatar - 0.5%		1,272,818	0.5%
Russia - 1.4%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,500,057	0.6%
LUKOIL PJSC, ADR	22,853	2,121,042	0.8%
OTHER SECURITIES		228,328	0.0%
		3,849,427

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Saudi Arabia - 2.0%
Saudi Basic Industries Corp.	47,599	$1,547,436	0.6%
OTHER SECURITIES		3,907,274	1.4%
		5,454,710
South Africa - 3.9%
MTN Group, Ltd. (A)	193,966	1,401,325	0.5%
OTHER SECURITIES		9,161,724	3.4%
		10,563,049
South Korea - 14.7%
Hana Financial Group, Inc.	35,399	1,450,701	0.6%
Hyundai Mobis Company, Ltd.	4,537	1,176,586	0.5%
Hyundai Motor Company	9,379	1,995,674	0.8%
KB Financial Group, Inc.	5,839	289,790	0.1%
KB Financial Group, Inc., ADR	39,288	1,936,898	0.7%
Kia Corp.	18,836	1,501,095	0.6%
LG Electronics, Inc.	12,336	1,786,061	0.7%
POSCO	5,983	1,849,044	0.7%
Samsung Electronics Company, Ltd.	31,700	2,269,281	0.9%
Shinhan Financial Group Company, Ltd.	2,494	90,045	0.0%
Shinhan Financial Group Company, Ltd., ADR	44,055	1,579,372	0.6%
SK Hynix, Inc.	11,934	1,346,974	0.5%
OTHER SECURITIES		22,151,617	8.0%
		39,423,138
Taiwan - 17.2%
Cathay Financial Holding Company, Ltd. (A)	751,423	1,452,833	0.6%
China Steel Corp.	836,180	1,187,504	0.5%
CTBC Financial Holding Company, Ltd.	2,092,348	1,703,870	0.6%
Evergreen Marine Corp. Taiwan, Ltd. (A)	250,655	1,770,491	0.7%
Fubon Financial Holding Company, Ltd.	711,417	1,886,018	0.7%
Hon Hai Precision Industry Company, Ltd.	792,448	3,181,684	1.2%
Taiwan Cement Corp.	632,318	1,157,352	0.4%
United Microelectronics Corp.	1,098,794	2,083,646	0.8%
Yuanta Financial Holding Company, Ltd.	1,154,371	1,111,545	0.4%
OTHER SECURITIES		30,395,600	11.3%
		45,930,543
Thailand - 1.9%
PTT PCL	938,700	1,151,940	0.4%
OTHER SECURITIES		3,861,088	1.5%
		5,013,028
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Turkey - 0.5%		$1,395,510	0.5%
Ukraine - 0.0%		111,168	0.0%
United Arab Emirates - 0.6%		1,496,727	0.6%
United States - 0.1%		132,018	0.1%
TOTAL COMMON STOCKS (Cost $221,704,938)		$258,326,664
PREFERRED SECURITIES - 1.8%
Brazil - 1.8%
Banco Bradesco SA	142,969	739,595	0.3%
Petroleo Brasileiro SA	510,144	3,018,525	1.2%
OTHER SECURITIES		893,019	0.3%
		4,651,139
Colombia - 0.0%		101,164	0.0%
Philippines - 0.0%		16,487	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,446,829)		$4,768,790
WARRANTS - 0.0%		986	0.0%
TOTAL WARRANTS (Cost $0)		$986
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0324% (D)(E)	254,590	2,547,070	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,135)		$2,547,070
Total Investments (Emerging Markets Value Trust) (Cost $228,698,902) - 99.3%		$265,643,510	99.3%
Other assets and liabilities, net - 0.7%		1,948,379	0.7%
TOTAL NET ASSETS - 100.0%		$267,591,889	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Sep 2021	$2,056,668	$2,047,200	$(9,468)
						$(9,468)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 5.0%
Comcast Corp., Class A	502,481	$28,651,467	1.7%
News Corp., Class A	801,465	20,653,753	1.2%
The Walt Disney Company (A)	81,896	14,394,860	0.9%
OTHER SECURITIES		19,724,201	1.2%
		83,424,281
Consumer discretionary - 4.4%
Las Vegas Sands Corp. (A)	278,470	14,672,584	0.9%
Volkswagen AG, ADR	775,705	19,423,653	1.2%
OTHER SECURITIES		38,256,709	2.3%
		72,352,946
Consumer staples - 6.9%
Conagra Brands, Inc.	537,475	19,553,341	1.2%
Kimberly-Clark Corp.	149,778	20,037,301	1.2%
Philip Morris International, Inc.	213,526	21,162,562	1.3%
Tyson Foods, Inc., Class A	375,229	27,676,891	1.7%
OTHER SECURITIES		26,349,313	1.5%
		114,779,408
Energy - 6.2%
EOG Resources, Inc.	225,006	18,774,501	1.1%
Exxon Mobil Corp.	238,889	15,069,118	0.9%
TotalEnergies SE	630,852	28,578,724	1.7%
TotalEnergies SE, ADR	108,235	4,898,716	0.3%
OTHER SECURITIES		35,887,463	2.2%
		103,208,522
Financials - 22.7%
American International Group, Inc.	730,856	34,788,746	2.1%
Chubb, Ltd.	186,629	29,662,813	1.8%
Equitable Holdings, Inc.	607,788	18,507,145	1.1%
Fifth Third Bancorp	678,393	25,934,964	1.5%
JPMorgan Chase & Co.	95,738	14,891,089	0.9%
Loews Corp.	475,451	25,983,397	1.6%
MetLife, Inc.	573,815	34,342,828	2.1%
Morgan Stanley	272,143	24,952,792	1.5%
The Goldman Sachs Group, Inc.	36,883	13,998,205	0.8%
The PNC Financial Services Group, Inc.	77,176	14,722,094	0.9%
Wells Fargo & Company	1,389,893	62,948,256	3.8%
OTHER SECURITIES		76,289,112	4.6%
		377,021,441
Health care - 14.4%
AbbVie, Inc.	240,467	27,086,203	1.6%
Anthem, Inc.	85,730	32,731,714	2.0%
Becton, Dickinson and Company	101,092	24,584,563	1.5%
CVS Health Corp.	254,678	21,250,332	1.3%
Johnson & Johnson	122,761	20,223,647	1.2%
Medtronic PLC	205,258	25,478,676	1.5%
Pfizer, Inc.	376,479	14,742,918	0.9%
OTHER SECURITIES		72,939,495	4.4%
		239,037,548
Industrials - 11.9%
General Electric Company	3,590,595	48,329,409	2.9%
L3Harris Technologies, Inc.	119,161	25,756,650	1.6%
The Boeing Company (A)	78,858	18,891,222	1.1%
United Parcel Service, Inc., Class B	205,139	42,662,758	2.6%
OTHER SECURITIES		61,427,125	3.7%
		197,067,164
Information technology - 8.9%
Applied Materials, Inc.	151,740	21,607,776	1.3%
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Cisco Systems, Inc.	291,060	$15,426,180	0.9%
Citrix Systems, Inc.	122,485	14,363,816	0.9%
Microsoft Corp.	87,553	23,718,108	1.4%
QUALCOMM, Inc.	291,103	41,607,352	2.5%
Texas Instruments, Inc.	95,691	18,401,379	1.1%
OTHER SECURITIES		12,146,306	0.8%
		147,270,917
Materials - 5.8%
CF Industries Holdings, Inc.	568,573	29,253,081	1.8%
International Flavors & Fragrances, Inc.	120,307	17,973,866	1.1%
International Paper Company	502,988	30,838,194	1.8%
OTHER SECURITIES		18,478,509	1.1%
		96,543,650
Real estate - 4.1%
Equity Residential	294,350	22,664,950	1.4%
Weyerhaeuser Company	741,396	25,518,850	1.5%
OTHER SECURITIES		19,908,135	1.2%
		68,091,935
Utilities - 7.1%
NextEra Energy, Inc.	123,398	9,042,605	0.5%
NiSource, Inc.	835,395	20,467,178	1.2%
Sempra Energy	184,037	24,381,222	1.5%
The Southern Company	635,241	38,438,433	2.3%
OTHER SECURITIES		25,969,908	1.6%
		118,299,346
TOTAL COMMON STOCKS (Cost $1,178,702,307)		$1,617,097,158
PREFERRED SECURITIES - 1.5%
Health care - 0.4%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,176,499	0.4%
Utilities - 1.1%
NextEra Energy, Inc., 5.279%	98,770	4,835,779	0.3%
NiSource, Inc., 7.750%	47,031	4,834,316	0.3%
Sempra Energy, 6.750%	24,765	2,446,039	0.1%
The Southern Company, 6.750%	134,102	6,789,584	0.4%
		18,905,718
TOTAL PREFERRED SECURITIES (Cost $24,559,464)		$25,082,217
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.0324% (C)(D)	662,848	6,631,528	0.4%
T. Rowe Price Government Reserve Fund, 0.0295% (C)	17,191,975	17,191,975	1.0%
OTHER SECURITIES		3,000,066	0.2%
		26,823,569
TOTAL SHORT-TERM INVESTMENTS (Cost $26,823,781)		$26,823,569
Total Investments (Equity Income Trust) (Cost $1,230,085,552) - 100.5%		$1,669,002,944	100.5%
Other assets and liabilities, net - (0.5)%		(8,183,938)	(0.5)%
TOTAL NET ASSETS - 100.0%		$1,660,819,006	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Financials - 89.5%
3i Group PLC	137,548	$2,232,248	1.3%
American Express Company	31,480	5,201,440	3.1%
Ameris Bancorp	35,317	1,788,100	1.0%
Ares Management Corp., Class A	61,684	3,922,486	2.3%
Arthur J. Gallagher & Company	23,899	3,347,772	2.0%
Atlantic Union Bankshares Corp.	49,292	1,785,356	1.0%
Bank of America Corp.	125,976	5,193,990	3.0%
Berkshire Hathaway, Inc., Class B (A)	7,017	1,950,165	1.1%
BlackRock, Inc.	2,952	2,582,911	1.5%
Brookfield Asset Management, Inc., Class A	80,153	4,086,200	2.4%
Brown & Brown, Inc.	48,581	2,581,594	1.5%
CaixaBank SA	542,320	1,669,643	1.0%
Capital One Financial Corp.	28,670	4,434,962	2.6%
Chubb, Ltd.	14,830	2,357,080	1.4%
Citizens Financial Group, Inc.	111,360	5,108,084	3.0%
Close Brothers Group PLC	84,193	1,764,483	1.0%
Danske Bank A/S	92,918	1,636,371	1.0%
Discover Financial Services	27,206	3,218,198	1.9%
Equitable Holdings, Inc.	103,746	3,159,066	1.9%
Eurazeo SE	18,774	1,636,855	1.0%
First Horizon Corp.	144,107	2,490,169	1.5%
First Merchants Corp.	38,163	1,590,252	0.9%
Huntington Bancshares, Inc.	143,746	2,051,255	1.2%
JPMorgan Chase & Co.	30,804	4,791,254	2.8%
Kinsale Capital Group, Inc.	12,057	1,986,632	1.2%
KKR & Company, Inc.	69,358	4,108,768	2.4%
Live Oak Bancshares, Inc.	23,229	1,370,511	0.8%
Markel Corp. (A)	2,150	2,551,427	1.5%
Marsh & McLennan Companies, Inc.	16,700	2,349,356	1.4%
Nordea Bank ABP	130,570	1,454,015	0.9%
Onex Corp.	37,065	2,691,369	1.6%
Pinnacle Financial Partners, Inc.	49,972	4,412,028	2.6%
Stock Yards Bancorp, Inc.	35,133	1,787,918	1.0%
SVB Financial Group (A)	7,089	3,944,532	2.3%
Synovus Financial Corp.	71,151	3,122,106	1.8%
The Blackstone Group, Inc.	42,964	4,173,523	2.4%
The Hanover Insurance Group, Inc.	12,586	1,707,165	1.0%
The Hartford Financial Services Group, Inc.	68,382	4,237,633	2.5%
Tradeweb Markets, Inc., Class A	21,290	1,800,282	1.1%
Trean Insurance Group, Inc. (A)	87,457	1,318,852	0.8%
TriCo Bancshares	50,411	2,146,500	1.3%
U.S. Bancorp	67,156	3,825,877	2.2%
Unum Group	129,386	3,674,562	2.2%
Western Alliance Bancorp	48,282	4,482,984	2.6%
Zions Bancorp NA	54,790	2,896,199	1.7%
OTHER SECURITIES		22,020,229	12.8%
		152,642,402
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 4.8%
FleetCor Technologies, Inc. (A)	9,109	$2,332,451	1.4%
Visa, Inc., Class A	22,648	5,295,555	3.1%
OTHER SECURITIES		581,506	0.3%
		8,209,512
Real estate - 4.1%
Prologis, Inc.	19,566	2,338,724	1.4%
Rexford Industrial Realty, Inc.	29,152	1,660,206	1.0%
OTHER SECURITIES		2,935,528	1.7%
		6,934,458
TOTAL COMMON STOCKS (Cost $130,912,001)		$167,786,372
SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $2,751,000 on 7-1-21, collateralized by $2,804,300 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $2,806,097)	$2,751,000	2,751,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,000)		$2,751,000
Total Investments (Financial Industries Trust) (Cost $133,663,001) - 100.0%		$170,537,372	100.0%
Other assets and liabilities, net - 0.0%		1,076	0.0%
TOTAL NET ASSETS - 100.0%		$170,538,448	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.6%
Communication services - 16.4%
Alphabet, Inc., Class A (A)	60,841	$148,560,945	5.9%
CarGurus, Inc. (A)	1,460,541	38,309,990	1.5%
Facebook, Inc., Class A (A)	383,760	133,437,190	5.3%
Liberty Broadband Corp., Series A (A)	97,107	16,330,484	0.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,405,169	67,743,197	2.7%
OTHER SECURITIES		9,058,180	0.4%
		413,439,986
Consumer discretionary - 19.2%
Amazon.com, Inc. (A)	51,157	175,988,265	7.0%
Dufry AG (A)	485,666	28,818,588	1.1%
Group 1 Automotive, Inc.	277,994	42,930,613	1.7%
Lennar Corp., A Shares	1,151,295	114,381,158	4.5%
NVR, Inc. (A)	4,853	24,135,425	0.9%
Polaris, Inc.	552,844	75,717,514	3.0%
Salvatore Ferragamo SpA (A)	1,150,855	24,677,109	1.0%
		486,648,672
Consumer staples - 7.6%
Anheuser-Busch InBev SA/NV, ADR	372,801	26,845,400	1.1%
Diageo PLC, ADR	114,873	22,020,005	0.9%
Heineken NV	170,848	20,740,840	0.8%
Post Holdings, Inc. (A)	713,217	77,362,647	3.0%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Hain Celestial Group, Inc. (A)	812,593	$32,601,231	1.3%
U.S. Foods Holding Corp. (A)	356,896	13,690,531	0.5%
		193,260,654
Energy - 5.3%
Baker Hughes Company	979,557	22,402,469	0.9%
Cheniere Energy, Inc. (A)	773,930	67,130,688	2.7%
Valero Energy Corp.	427,962	33,415,273	1.3%
OTHER SECURITIES		11,048,995	0.4%
		133,997,425
Financials - 17.3%
American Express Company	238,809	39,458,411	1.6%
Bank of America Corp.	2,092,864	86,288,783	3.4%
First Hawaiian, Inc.	2,898,865	82,153,834	3.2%
KKR & Company, Inc.	767,089	45,442,352	1.8%
Morgan Stanley	1,174,196	107,662,031	4.2%
Synchrony Financial	402,103	19,510,038	0.8%
The Goldman Sachs Group, Inc.	152,605	57,918,176	2.3%
		438,433,625
Health care - 6.7%
Alnylam Pharmaceuticals, Inc. (A)	215,838	36,588,858	1.5%
Anthem, Inc.	68,547	26,171,245	1.0%
Change Healthcare, Inc. (A)	681,036	15,691,069	0.6%
Hologic, Inc. (A)	791,530	52,810,882	2.1%
Moderna, Inc. (A)	158,756	37,304,485	1.5%
		168,566,539
Industrials - 8.7%
IHS Markit, Ltd.	519,818	58,562,696	2.3%
Parker-Hannifin Corp.	112,984	34,698,516	1.4%
Regal Beloit Corp.	161,347	21,541,438	0.9%
Roper Technologies, Inc.	97,275	45,738,705	1.8%
Sensata Technologies Holding PLC (A)	313,430	18,169,537	0.7%
United Rentals, Inc. (A)	126,573	40,378,053	1.6%
		219,088,945
Information technology - 12.6%
Analog Devices, Inc.	149,698	25,772,008	1.0%
Apple, Inc.	648,680	88,843,213	3.5%
NVIDIA Corp.	85,702	68,570,170	2.7%
salesforce.com, Inc. (A)	214,047	52,285,261	2.1%
Samsung Electronics Company, Ltd.	410,202	29,364,773	1.2%
Workday, Inc., Class A (A)	220,319	52,598,958	2.1%
		317,434,383
Materials - 0.9%
Axalta Coating Systems, Ltd. (A)	783,540	23,890,135	0.9%
Real estate - 3.9%
American Tower Corp.	203,854	55,069,120	2.2%
Crown Castle International Corp.	122,855	23,969,011	0.9%
Five Point Holdings LLC, Class A (A)	2,386,395	19,282,072	0.8%
		98,320,203
TOTAL COMMON STOCKS (Cost $1,308,056,443)		$2,493,080,567
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.4%
	Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $35,082,000 on 7-1-21, collateralized by $33,173,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $35,783,641)	$35,082,000	$35,082,000	1.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,082,000)	$35,082,000
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,343,138,443) - 100.0%	$2,528,162,567	100.0%
	Other assets and liabilities, net - (0.0)%	(540,244)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$2,527,622,323	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 9.9%
Alphabet, Inc., Class A (A)	10,019	$24,464,294	3.0%
Comcast Corp., Class A	619,178	35,305,530	4.4%
Fox Corp., Class B	307,834	10,835,757	1.4%
Liberty Broadband Corp., Series A (A)	54,560	9,175,355	1.1%
		79,780,936
Consumer discretionary - 8.0%
CarMax, Inc. (A)	62,265	8,041,525	1.0%
eBay, Inc.	310,545	21,803,364	2.7%
Group 1 Automotive, Inc.	53,759	8,302,002	1.0%
Lennar Corp., A Shares	269,386	26,763,499	3.3%
		64,910,390
Consumer staples - 9.1%
Anheuser-Busch InBev SA/NV, ADR	215,540	15,521,035	1.9%
Danone SA	217,834	15,325,689	1.9%
Heineken Holding NV	121,876	12,298,357	1.5%
Post Holdings, Inc. (A)	165,539	17,956,015	2.2%
Walmart, Inc.	87,976	12,406,376	1.6%
		73,507,472
Energy - 9.7%
ChampionX Corp. (A)	296,050	7,593,683	0.9%
Cheniere Energy, Inc. (A)	293,933	25,495,748	3.2%
Chevron Corp.	133,407	13,973,049	1.7%
Kinder Morgan, Inc.	438,599	7,995,660	1.0%
Suncor Energy, Inc.	634,892	15,218,361	1.9%
Valero Energy Corp.	103,773	8,102,596	1.0%
		78,379,097
Financials - 23.8%
American Express Company	87,871	14,518,925	1.8%
Bank of America Corp.	365,644	15,075,502	1.9%
Berkshire Hathaway, Inc., Class B (A)	59,819	16,624,896	2.1%
Citigroup, Inc.	353,630	25,019,323	3.1%
JPMorgan Chase & Co.	124,379	19,345,910	2.4%
KKR & Company, Inc.	309,381	18,327,730	2.3%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Morgan Stanley	154,865	$14,199,572	1.7%
Nasdaq, Inc.	112,157	19,717,201	2.4%
State Street Corp.	165,872	13,647,948	1.7%
The Goldman Sachs Group, Inc.	33,209	12,603,812	1.6%
Wells Fargo & Company	499,950	22,642,736	2.8%
		191,723,555
Health care - 13.4%
Anthem, Inc.	97,756	37,323,243	4.6%
Danaher Corp.	56,406	15,137,114	1.9%
Gilead Sciences, Inc.	91,807	6,321,830	0.8%
HCA Healthcare, Inc.	30,985	6,405,839	0.8%
Hologic, Inc. (A)	121,690	8,119,157	1.0%
Merck & Company, Inc.	142,218	11,060,294	1.3%
UnitedHealth Group, Inc.	30,432	12,186,190	1.5%
OTHER SECURITIES		11,690,438	1.5%
		108,244,105
Industrials - 12.3%
Fortive Corp.	111,656	7,786,889	0.9%
General Dynamics Corp.	85,901	16,171,722	2.0%
L3Harris Technologies, Inc.	36,436	7,875,641	1.0%
Parker-Hannifin Corp.	85,855	26,366,929	3.3%
Raytheon Technologies Corp.	261,785	22,332,878	2.8%
United Rentals, Inc. (A)	59,299	18,916,974	2.3%
		99,451,033
Information technology - 8.0%
Analog Devices, Inc.	49,175	8,465,968	1.1%
Microsoft Corp.	66,716	18,073,364	2.2%
Oracle Corp.	217,958	16,965,851	2.1%
Samsung Electronics Company, Ltd.	157,290	11,259,782	1.4%
Vontier Corp.	301,431	9,820,622	1.2%
		64,585,587
Materials - 1.0%
LyondellBasell Industries NV, Class A	75,586	7,775,532	1.0%
Real estate - 2.4%
American Tower Corp.	72,396	19,557,055	2.4%
TOTAL COMMON STOCKS (Cost $545,721,942)		$787,914,762
SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $22,470,000 on 7-1-21, collateralized by $21,247,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $22,919,402)	$22,470,000	22,470,000	2.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,470,000)		$22,470,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $568,191,942) - 100.4%		$810,384,762	100.4%
Other assets and liabilities, net - (0.4)%		(3,583,698)	(0.4)%
TOTAL NET ASSETS - 100.0%		$806,801,064	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.9%
China - 1.1%
Alibaba Group Holding, Ltd., ADR (A)	17,039	$3,864,104	1.1%
France - 8.7%
Capgemini SE	43,166	8,301,387	2.4%
Cie Generale des Etablissements Michelin SCA	47,524	7,584,593	2.1%
Sanofi	93,084	9,779,625	2.8%
TotalEnergies SE	109,830	4,975,485	1.4%
		30,641,090
Germany - 1.3%
Deutsche Post AG	70,136	4,776,582	1.3%
Ireland - 2.0%
CRH PLC	139,685	7,064,039	2.0%
Japan - 4.1%
FANUC Corp.	19,471	4,669,103	1.3%
Mitsubishi Estate Company, Ltd.	193,469	3,127,151	0.9%
Sumitomo Mitsui Financial Group, Inc.	189,600	6,535,887	1.9%
		14,332,141
Netherlands - 9.7%
Akzo Nobel NV	35,479	4,393,031	1.2%
ING Groep NV	507,728	6,739,745	1.9%
Koninklijke Ahold Delhaize NV	210,966	6,282,462	1.8%
Koninklijke Philips NV	145,391	7,216,347	2.0%
Stellantis NV	496,277	9,763,429	2.8%
		34,395,014
Switzerland - 4.2%
Chubb, Ltd.	32,310	5,135,351	1.5%
Roche Holding AG	25,791	9,719,032	2.7%
		14,854,383
United Kingdom - 8.3%
Associated British Foods PLC	202,791	6,225,037	1.8%
Ferguson PLC	40,872	5,686,402	1.6%
RELX PLC	273,449	7,250,955	2.0%
Tesco PLC	1,672,166	5,165,619	1.5%
Unilever PLC	88,233	5,155,764	1.4%
		29,483,777
United States - 56.5%
Alexion Pharmaceuticals, Inc. (A)	52,923	9,722,484	2.8%
Alphabet, Inc., Class A (A)	7,006	17,107,181	4.8%
Apple, Inc.	84,624	11,590,103	3.3%
Arthur J. Gallagher & Company	48,585	6,805,787	1.9%
AutoZone, Inc. (A)	7,383	11,017,060	3.1%
Bank of America Corp.	230,168	9,489,827	2.7%
Comcast Corp., Class A	157,086	8,957,044	2.5%
Corteva, Inc.	158,161	7,014,440	2.0%
Electronic Arts, Inc.	30,858	4,438,306	1.3%
Facebook, Inc., Class A (A)	37,876	13,169,864	3.7%
Huntington Bancshares, Inc.	392,544	5,601,603	1.6%
Johnson & Johnson	52,520	8,652,145	2.4%
Johnson Controls International PLC	83,282	5,715,644	1.6%
Kimberly-Clark Corp.	34,379	4,599,223	1.3%
Lennar Corp., A Shares	48,715	4,839,835	1.4%
Microsoft Corp.	46,856	12,693,290	3.6%
Northrop Grumman Corp.	24,251	8,813,541	2.5%
Oracle Corp.	77,658	6,044,899	1.7%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
Philip Morris International, Inc.	147,177	$14,586,712	4.1%
Stanley Black & Decker, Inc.	28,666	5,876,243	1.7%
The Home Depot, Inc.	14,216	4,533,340	1.3%
T-Mobile US, Inc. (A)	36,574	5,297,012	1.5%
Waste Management, Inc.	50,517	7,077,937	2.0%
Wells Fargo & Company	133,168	6,031,179	1.7%
		199,674,699
TOTAL COMMON STOCKS (Cost $273,907,703)		$339,085,829
PREFERRED SECURITIES - 2.9%
South Korea - 2.9%
Samsung Electronics Company, Ltd.	159,654	10,449,367	2.9%
TOTAL PREFERRED SECURITIES (Cost $6,281,297)		$10,449,367
Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
Federated Government Obligations Fund, Institutional Class, 0.0100% (B)	4,524,300	$4,524,300	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,524,300)		$4,524,300
Total Investments (Global Equity Trust) (Cost $284,713,300) - 100.1%		$354,059,496	100.1%
Other assets and liabilities, net - (0.1)%		(474,138)	(0.1)%
TOTAL NET ASSETS - 100.0%		$353,585,358	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	8,692,132	USD	10,630,034	GSI	7/21/2021	—	$(319,180)
USD	10,591,719	EUR	8,692,132	RBCD	7/21/2021	$280,865	—
						$280,865	$(319,180)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.5%
Consumer discretionary - 0.2%		$544,627	0.2%
Consumer staples - 0.0%		32,592	0.0%
Financials - 0.6%		2,114,429	0.6%
Health care - 97.7%
10X Genomics, Inc., Class A (A)	9,307	1,822,497	0.5%
AbbVie, Inc.	51,094	5,755,228	1.7%
Acceleron Pharma, Inc. (A)	26,083	3,273,156	1.0%
Agilent Technologies, Inc.	39,844	5,889,342	1.7%
Alnylam Pharmaceuticals, Inc. (A)	19,267	3,266,142	1.0%
Amgen, Inc.	15,508	3,780,075	1.1%
Anthem, Inc.	14,282	5,452,868	1.6%
Argenx SE, ADR (A)	15,031	4,525,383	1.3%
Ascendis Pharma A/S, ADR (A)	13,323	1,752,641	0.5%
AstraZeneca PLC, ADR	93,760	5,616,224	1.7%
Avantor, Inc. (A)	72,058	2,558,780	0.8%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Becton, Dickinson and Company	17,277	$4,201,594	1.2%
Biogen, Inc. (A)	10,185	3,526,760	1.0%
BioNTech SE, ADR (A)	27,532	6,163,864	1.8%
Bruker Corp.	34,931	2,654,057	0.8%
Centene Corp. (A)	82,925	6,047,720	1.8%
Cigna Corp.	26,466	6,274,295	1.9%
Danaher Corp.	43,522	11,679,564	3.5%
Denali Therapeutics, Inc. (A)	28,647	2,247,071	0.7%
DexCom, Inc. (A)	5,303	2,264,381	0.7%
Doximity, Inc., Class A (A)	10,171	591,952	0.2%
Doximity, Inc., Class B (A)(B)	63,222	3,412,807	1.0%
Eli Lilly & Company	51,965	11,927,007	3.5%
Exact Sciences Corp. (A)	27,175	3,378,124	1.0%
Exelixis, Inc. (A)	102,725	1,871,650	0.6%
HCA Healthcare, Inc.	20,376	4,212,534	1.2%
Hologic, Inc. (A)	47,489	3,168,466	0.9%
Humana, Inc.	14,022	6,207,820	1.8%
Incyte Corp. (A)	45,661	3,841,460	1.1%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Intuitive Surgical, Inc. (A)	13,392	$12,315,819	3.6%
Kodiak Sciences, Inc. (A)	21,111	1,963,323	0.6%
Merck & Company, Inc.	62,313	4,846,082	1.4%
Mirati Therapeutics, Inc. (A)	11,094	1,792,014	0.5%
Moderna, Inc. (A)	24,256	5,699,675	1.7%
Molina Healthcare, Inc. (A)	11,839	2,995,977	0.9%
Novocure, Ltd. (A)	11,724	2,600,618	0.8%
Pacific Biosciences of California, Inc. (A)	51,594	1,804,242	0.5%
Penumbra, Inc. (A)	10,493	2,875,712	0.9%
Regeneron Pharmaceuticals, Inc. (A)	8,356	4,667,160	1.4%
Roche Holding AG	8,260	3,112,681	0.9%
Seagen, Inc. (A)	17,739	2,800,633	0.8%
Shockwave Medical, Inc. (A)	15,493	2,939,487	0.9%
Stryker Corp.	30,619	7,952,673	2.3%
Teleflex, Inc.	6,780	2,724,136	0.8%
Thermo Fisher Scientific, Inc.	25,077	12,650,594	3.7%
Ultragenyx Pharmaceutical, Inc. (A)	26,048	2,483,677	0.7%
UnitedHealth Group, Inc.	51,699	20,702,343	6.1%
Veeva Systems, Inc., Class A (A)	10,139	3,152,722	0.9%
Vertex Pharmaceuticals, Inc. (A)	38,112	7,684,523	2.3%
West Pharmaceutical Services, Inc.	10,799	3,877,921	1.1%
OTHER SECURITIES		91,770,079	27.3%
		330,775,553
TOTAL COMMON STOCKS (Cost $206,796,964)		$333,467,201
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.2%		814,367	0.2%
Health care - 0.6%
Sartorius AG	3,704	1,927,961	0.6%
TOTAL PREFERRED SECURITIES (Cost $933,774)		$2,742,328
WARRANTS - 0.0%		53,446	0.0%
TOTAL WARRANTS (Cost $7,214)		$53,446
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%		2,310,929	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,310,929)		$2,310,929
Total Investments (Health Sciences Trust) (Cost $210,048,881) - 100.0%		$338,573,904	100.0%
Other assets and liabilities, net - 0.0%		162,546	0.0%
TOTAL NET ASSETS - 100.0%		$338,736,450	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.3%
Argentina - 0.0%		$29,484	0.0%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Australia - 4.5%
BHP Group, Ltd.	97,792	$3,557,709	0.4%
Commonwealth Bank of Australia	58,894	4,410,146	0.5%
CSL, Ltd.	15,105	3,230,490	0.4%
OTHER SECURITIES		31,437,767	3.2%
		42,636,112
Austria - 0.1%		1,235,558	0.1%
Belgium - 0.6%		5,167,275	0.6%
Brazil - 1.1%
Vale SA	130,797	2,978,158	0.3%
OTHER SECURITIES		7,717,390	0.8%
		10,695,548
Canada - 7.0%
Enbridge, Inc.	68,500	2,742,542	0.3%
Manulife Financial Corp. (A)	66,100	1,301,097	0.2%
Royal Bank of Canada	47,300	4,792,197	0.5%
Shopify, Inc., Class A (B)	3,700	5,411,116	0.6%
The Bank of Nova Scotia	40,200	2,614,492	0.3%
The Toronto-Dominion Bank	60,272	4,223,805	0.5%
OTHER SECURITIES		44,365,209	4.6%
		65,450,458
Chile - 0.1%		866,551	0.1%
China - 10.2%
Alibaba Group Holding, Ltd., ADR (B)	63,000	14,287,140	1.5%
China Construction Bank Corp., Class A	15,400	15,849	0.0%
China Construction Bank Corp., H Shares	3,209,914	2,518,831	0.3%
Meituan, Class B (B)(C)	120,300	4,962,515	0.6%
Tencent Holdings, Ltd.	191,200	14,395,928	1.6%
OTHER SECURITIES		59,959,287	6.2%
		96,139,550
Colombia - 0.0%		249,684	0.0%
Czech Republic - 0.0%		323,205	0.0%
Denmark - 1.6%
Novo Nordisk A/S, B Shares	58,071	4,861,045	0.5%
OTHER SECURITIES		10,179,387	1.1%
		15,040,432
Egypt - 0.0%		172,646	0.0%
Finland - 0.8%		7,542,565	0.8%
France - 6.9%
Air Liquide SA	15,910	2,789,813	0.3%
Airbus SE (B)	19,831	2,555,275	0.3%
L'Oreal SA	8,487	3,790,234	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,362	7,364,666	0.8%
Sanofi	38,211	4,014,538	0.4%
Schneider Electric SE	17,545	2,765,867	0.3%
Schneider Electric SE (Euronext London Exchange)	623	98,041	0.0%
TotalEnergies SE	85,421	3,869,716	0.4%
OTHER SECURITIES		37,603,711	4.0%
		64,851,861
Germany - 5.4%
Allianz SE	13,687	3,415,678	0.4%
Daimler AG	28,412	2,538,852	0.3%
SAP SE	35,216	4,946,420	0.5%
Siemens AG	25,395	4,032,178	0.4%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany (continued)
OTHER SECURITIES		$35,502,879	3.8%
		50,436,007
Greece - 0.1%		467,992	0.1%
Hong Kong - 2.6%
AIA Group, Ltd.	404,000	5,011,854	0.6%
OTHER SECURITIES		19,440,480	2.0%
		24,452,334
Hungary - 0.1%		615,167	0.1%
India - 2.9%
Infosys, Ltd., ADR	133,708	2,833,273	0.3%
Reliance Industries, Ltd.	7,646	217,564	0.0%
Reliance Industries, Ltd., GDR (C)	44,280	2,504,967	0.3%
OTHER SECURITIES		21,647,714	2.3%
		27,203,518
Indonesia - 0.3%		3,029,179	0.3%
Ireland - 0.7%		6,141,934	0.7%
Isle of Man - 0.1%		469,450	0.1%
Israel - 0.4%		3,613,956	0.4%
Italy - 1.3%
Enel SpA	277,869	2,582,196	0.3%
OTHER SECURITIES		9,544,476	1.0%
		12,126,672
Japan - 14.3%
Keyence Corp.	6,396	3,221,175	0.4%
SoftBank Group Corp.	41,400	2,887,311	0.3%
Sony Group Corp.	42,500	4,121,109	0.5%
Toyota Motor Corp.	71,480	6,248,360	0.7%
OTHER SECURITIES		117,732,116	12.4%
		134,210,071
Jordan - 0.0%		194,218	0.0%
Luxembourg - 0.2%		1,813,979	0.2%
Macau - 0.0%		438,384	0.0%
Malaysia - 0.4%		3,609,058	0.4%
Mexico - 0.5%		4,773,368	0.5%
Netherlands - 3.5%
ASML Holding NV	13,926	9,613,363	1.0%
Royal Dutch Shell PLC, A Shares	138,310	2,772,818	0.3%
Royal Dutch Shell PLC, B Shares	124,526	2,417,395	0.3%
OTHER SECURITIES		17,802,751	1.9%
		32,606,327
New Zealand - 0.2%		1,801,378	0.2%
Norway - 0.4%		3,907,913	0.4%
Peru - 0.1%		552,617	0.1%
Philippines - 0.2%		1,780,398	0.2%
Poland - 0.2%		2,208,918	0.2%
Portugal - 0.1%		824,051	0.1%
Romania - 0.0%		106,424	0.0%
Russia - 0.9%		8,627,078	0.9%
Saudi Arabia - 0.8%		7,883,363	0.8%
Singapore - 0.7%		6,430,049	0.7%
South Africa - 1.1%
Naspers, Ltd., N Shares	14,633	3,085,324	0.3%
OTHER SECURITIES		6,760,061	0.8%
		9,845,385
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea - 3.6%
Samsung Electronics Company, Ltd.	158,644	$11,356,714	1.2%
OTHER SECURITIES		22,399,678	2.4%
		33,756,392
Spain - 1.5%		14,537,348	1.5%
Sweden - 2.2%		20,518,477	2.2%
Switzerland - 6.3%
Nestle SA	95,776	11,938,199	1.3%
Novartis AG	74,879	6,830,955	0.7%
Roche Holding AG	23,693	8,928,426	1.0%
Roche Holding AG, Bearer Shares	1,064	432,729	0.1%
OTHER SECURITIES		31,061,301	3.2%
		59,191,610
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	813,227	17,515,289	1.9%
OTHER SECURITIES		20,427,593	2.1%
		37,942,882
Thailand - 0.4%		4,196,116	0.4%
Turkey - 0.1%		722,292	0.1%
United Arab Emirates - 0.0%		1,685	0.0%
United Kingdom - 7.7%
AstraZeneca PLC	44,092	5,297,392	0.6%
BP PLC	683,369	2,996,839	0.3%
British American Tobacco PLC	72,353	2,809,144	0.3%
Diageo PLC	78,828	3,778,105	0.4%
GlaxoSmithKline PLC	169,205	3,326,413	0.4%
HSBC Holdings PLC	686,857	3,964,196	0.4%
Rio Tinto PLC	37,839	3,125,025	0.3%
Unilever PLC	37,651	2,200,080	0.2%
Unilever PLC (Euronext Amsterdam Exchange)	49,466	2,899,146	0.3%
OTHER SECURITIES		42,249,078	4.5%
		72,645,418
United States - 0.1%		473,306	0.1%
Uruguay - 0.0%		263,016	0.0%
TOTAL COMMON STOCKS (Cost $594,987,579)		$904,818,659
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%		3,624,589	0.4%
Germany - 0.4%		3,775,183	0.4%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	27,037	1,769,574	0.2%
OTHER SECURITIES		282,312	0.0%
		2,051,886
TOTAL PREFERRED SECURITIES (Cost $6,919,013)		$9,451,658
CORPORATE BONDS - 0.0%
India - 0.0%		1,428	0.0%
TOTAL CORPORATE BONDS (Cost $1,439)		$1,428
RIGHTS - 0.0%		14,843	0.0%
TOTAL RIGHTS (Cost $16,086)		$14,843
WARRANTS - 0.0%		1,281	0.0%
TOTAL WARRANTS (Cost $0)		$1,281

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	12,319,307	$12,319,307	1.3%
John Hancock Collateral Trust, 0.0324% (D)(E)	737,106	7,374,447	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $19,693,909)		$19,693,754
Total Investments (International Equity Index Trust) (Cost $621,618,026) - 99.4%		$933,981,623	99.4%
Other assets and liabilities, net - 0.6%		6,087,993	0.6%
TOTAL NET ASSETS - 100.0%		$940,069,616	100.0%
International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	17	Long	Sep 2021	$2,008,004	$1,958,655	$(49,349)
Mini MSCI Emerging Markets Index Futures	350	Long	Sep 2021	23,989,098	23,884,000	(105,098)
						$(154,447)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Australia - 6.6%
OZ Minerals, Ltd.	18,111	$304,481	0.3%
OTHER SECURITIES		8,243,900	6.3%
		8,548,381
Austria - 1.6%
ams AG (A)	10,399	208,909	0.2%
Wienerberger AG	5,497	211,888	0.2%
OTHER SECURITIES		1,668,692	1.2%
		2,089,489
Belgium - 1.5%		1,878,936	1.5%
Bermuda - 0.1%		95,981	0.1%
Cambodia - 0.0%		38,576	0.0%
Canada - 10.5%
ARC Resources, Ltd.	28,718	244,413	0.2%
BlackBerry, Ltd. (A)	6,480	79,197	0.1%
BlackBerry, Ltd. (New York Stock Exchange) (A)	14,111	172,436	0.1%
Finning International, Inc.	8,181	214,161	0.2%
Stantec, Inc.	5,278	235,500	0.2%
TFI International, Inc.	2,725	248,780	0.2%
OTHER SECURITIES		12,351,586	9.5%
		13,546,073
China - 0.1%		82,511	0.1%
Denmark - 2.1%
Royal Unibrew A/S	2,377	302,884	0.2%
SimCorp A/S	1,846	231,862	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Denmark (continued)
OTHER SECURITIES		$2,161,407	1.7%
		2,696,153
Finland - 2.4%
Huhtamaki OYJ	4,496	213,254	0.2%
Nokian Renkaat OYJ	5,747	232,166	0.2%
Orion OYJ, Class A	982	42,151	0.0%
Orion OYJ, Class B	4,360	187,455	0.2%
Valmet OYJ	6,269	273,762	0.2%
OTHER SECURITIES		2,169,914	1.6%
		3,118,702
France - 4.2%
Faurecia SE	4,730	232,528	0.2%
Rexel SA (A)	15,736	329,482	0.3%
SCOR SE (B)	6,780	215,842	0.2%
SOITEC (A)	1,176	259,687	0.2%
OTHER SECURITIES		4,321,309	3.3%
		5,358,848
Gabon - 0.0%		3,382	0.0%
Georgia - 0.0%		61,571	0.0%
Germany - 6.2%
Commerzbank AG (A)	30,403	215,912	0.2%
GEA Group AG	7,088	287,206	0.2%
LANXESS AG	4,346	298,261	0.2%
ProSiebenSat.1 Media SE	10,428	207,928	0.2%
Rheinmetall AG	2,219	219,266	0.2%
TAG Immobilien AG	7,456	236,329	0.2%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany (continued)
OTHER SECURITIES		$6,596,342	5.0%
		8,061,244
Gibraltar - 0.1%		84,282	0.1%
Greece - 0.0%		72	0.0%
Guernsey, Channel Islands - 0.0%		2,097	0.0%
Hong Kong - 2.5%
SITC International Holdings Company, Ltd.	51,000	213,126	0.2%
OTHER SECURITIES		3,029,669	2.3%
		3,242,795
Ireland - 0.8%		996,317	0.8%
Isle of Man - 0.1%		123,308	0.1%
Israel - 1.5%		1,922,097	1.5%
Italy - 3.2%
Banco BPM SpA	92,714	298,829	0.2%
OTHER SECURITIES		3,851,157	3.0%
		4,149,986
Japan - 22.1%		28,487,782	22.1%
Jersey, Channel Islands - 0.2%		195,963	0.2%
Liechtenstein - 0.0%		64,058	0.0%
Luxembourg - 0.6%		745,518	0.6%
Macau - 0.0%		19,545	0.0%
Malaysia - 0.2%		197,698	0.2%
Malta - 0.1%		185,709	0.1%
Netherlands - 2.8%
Aalberts NV	4,827	259,980	0.2%
ASR Nederland NV	6,907	267,449	0.2%
BE Semiconductor Industries NV	3,676	313,260	0.3%
Euronext NV (C)	2,271	247,058	0.2%
IMCD NV	2,557	407,419	0.3%
Signify NV (C)	5,815	369,123	0.3%
OTHER SECURITIES		1,711,718	1.3%
		3,576,007
New Zealand - 0.6%		743,603	0.6%
Norway - 0.8%		1,072,502	0.8%
Peru - 0.0%		35,121	0.0%
Portugal - 0.3%		336,002	0.3%
Russia - 0.0%		51,214	0.0%
Singapore - 1.3%		1,630,735	1.3%
South Africa - 0.1%		170,853	0.1%
Spain - 2.0%		2,571,715	2.0%
Sweden - 3.6%		4,678,666	3.6%
Switzerland - 6.4%
Belimo Holding AG	500	228,983	0.2%
Bucher Industries AG	428	224,121	0.2%
Georg Fischer AG	202	299,972	0.2%
PSP Swiss Property AG	2,294	291,290	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Switzerland (continued)
Siegfried Holding AG (A)	220	$206,459	0.2%
Swiss Prime Site AG	2,097	208,121	0.2%
VAT Group AG (C)	1,510	502,164	0.4%
OTHER SECURITIES		6,251,314	4.8%
		8,212,424
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.0%		27,195	0.0%
United Kingdom - 13.2%
Bellway PLC	5,109	228,889	0.2%
Dialog Semiconductor PLC (A)	4,280	332,886	0.3%
Diploma PLC	5,901	237,387	0.2%
Games Workshop Group PLC	1,599	252,167	0.2%
IG Group Holdings PLC	18,323	214,714	0.2%
IMI PLC	13,430	319,629	0.3%
Inchcape PLC	19,909	211,882	0.2%
Royal Mail PLC (A)	44,161	353,104	0.3%
Spectris PLC	5,368	240,765	0.2%
Tate & Lyle PLC	23,148	236,755	0.2%
Travis Perkins PLC (A)	11,685	273,397	0.2%
OTHER SECURITIES		14,138,177	10.7%
		17,039,752
United States - 0.6%		770,989	0.6%
TOTAL COMMON STOCKS (Cost $114,421,777)		$126,913,852
PREFERRED SECURITIES - 0.3%
Germany - 0.3%		418,380	0.3%
TOTAL PREFERRED SECURITIES (Cost $290,628)		$418,380
RIGHTS - 0.0%		433	0.0%
TOTAL RIGHTS (Cost $0)		$433
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.0324% (D)(E)	197,422	1,975,132	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,975,197)		$1,975,132
Total Investments (International Small Company Trust) (Cost $116,687,602) - 100.3%		$129,307,797	100.3%
Other assets and liabilities, net - (0.3)%		(329,385)	(0.3)%
TOTAL NET ASSETS - 100.0%		$128,978,412	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2021	$826,892	$806,505	$(20,387)
						$(20,387)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,293,976	$600,731,941	50.0%
Fixed income - 50.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,563,537	600,177,477	50.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,015,316,897)		$1,200,909,418
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,015,316,897) - 100.0%		$1,200,909,418	100.0%
Other assets and liabilities, net - (0.0)%		(72,108)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,200,837,310	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,976,707	$46,946,802	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,014,924	187,935,500	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $216,921,550)		$234,882,302
Total Investments (Lifestyle Conservative Portfolio) (Cost $216,921,550) - 100.0%		$234,882,302	100.0%
Other assets and liabilities, net - (0.0)%		(37,883)	(0.0)%
TOTAL NET ASSETS - 100.0%		$234,844,419	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	189,836,764	$4,508,623,135	70.0%
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,813,508	1,932,267,058	30.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,133,729,602)		$6,440,890,193
Total Investments (Lifestyle Growth Portfolio) (Cost $5,133,729,602) - 100.0%		$6,440,890,193	100.0%
Other assets and liabilities, net - (0.0)%		(273,947)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,440,616,246	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,138,183	$145,781,842	39.9%
Fixed income - 60.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,192,726	219,382,960	60.1%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $319,477,076)		$365,164,802
Total Investments (Lifestyle Moderate Portfolio) (Cost $319,477,076) - 100.0%		$365,164,802	100.0%
Other assets and liabilities, net - (0.0)%		(42,556)	(0.0)%
TOTAL NET ASSETS - 100.0%		$365,122,246	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.1%
Communication services - 1.7%
Cable One, Inc.	3,214	$6,147,771	0.4%
OTHER SECURITIES		18,817,205	1.3%
		24,964,976
Consumer discretionary - 14.0%
Deckers Outdoor Corp. (A)	16,459	6,321,408	0.4%
Five Below, Inc. (A)	33,134	6,403,808	0.4%
Lear Corp.	32,384	5,676,268	0.4%
Lithia Motors, Inc.	17,609	6,051,157	0.4%
RH (A)	9,956	6,760,124	0.5%
Williams-Sonoma, Inc.	45,088	7,198,299	0.5%
OTHER SECURITIES		166,779,985	11.4%
		205,191,049
Consumer staples - 3.3%
Darling Ingredients, Inc. (A)	96,558	6,517,665	0.4%
The Boston Beer Company, Inc., Class A (A)	5,504	5,618,483	0.4%
OTHER SECURITIES		35,432,771	2.5%
		47,568,919
Energy - 2.0%
Targa Resources Corp.	135,308	6,014,441	0.4%
OTHER SECURITIES		22,612,158	1.6%
		28,626,599
Financials - 14.3%
Brown & Brown, Inc.	138,432	7,356,276	0.5%
East West Bancorp, Inc.	83,949	6,018,304	0.4%
FactSet Research Systems, Inc.	22,399	7,517,328	0.5%
First Horizon Corp.	326,872	5,648,348	0.4%
Signature Bank	34,100	8,376,665	0.6%
OTHER SECURITIES		174,926,908	11.9%
		209,843,829
Health care - 10.0%
Bio-Techne Corp.	23,015	10,362,745	0.7%
Jazz Pharmaceuticals PLC (A)	35,563	6,317,411	0.4%
Masimo Corp. (A)	29,943	7,259,680	0.5%
Molina Healthcare, Inc. (A)	34,559	8,745,501	0.6%
Repligen Corp. (A)	30,216	6,031,718	0.4%
OTHER SECURITIES		108,661,974	7.4%
		147,379,029
Industrials - 17.0%
Axon Enterprise, Inc. (A)	38,277	6,767,374	0.5%
Carlisle Companies, Inc.	30,885	5,910,771	0.4%
Graco, Inc.	100,264	7,589,985	0.5%
Hubbell, Inc.	32,142	6,005,411	0.4%
Lennox International, Inc.	20,343	7,136,324	0.5%
Nordson Corp.	31,979	7,019,710	0.5%
Owens Corning	61,816	6,051,786	0.4%
The Middleby Corp. (A)	32,921	5,703,892	0.4%
The Toro Company	63,355	6,961,447	0.5%
Trex Company, Inc. (A)	68,266	6,977,468	0.5%
XPO Logistics, Inc. (A)	60,156	8,415,223	0.6%
OTHER SECURITIES		175,637,651	11.8%
		250,177,042
Information technology - 13.6%
Ceridian HCM Holding, Inc. (A)	77,715	7,454,423	0.5%
Cognex Corp.	104,509	8,783,981	0.6%
Cree, Inc. (A)	68,331	6,691,655	0.5%
Fair Isaac Corp. (A)	17,029	8,560,138	0.6%
MKS Instruments, Inc.	32,758	5,829,286	0.4%
SolarEdge Technologies, Inc. (A)	30,757	8,500,312	0.6%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Universal Display Corp.	25,385	$5,643,847	0.4%
OTHER SECURITIES		148,804,606	10.0%
		200,268,248
Materials - 6.0%
Cleveland-Cliffs, Inc. (A)(B)	271,883	5,861,797	0.4%
Reliance Steel & Aluminum Company	37,700	5,688,930	0.4%
RPM International, Inc.	76,639	6,796,347	0.5%
Steel Dynamics, Inc.	118,741	7,076,964	0.5%
OTHER SECURITIES		62,334,792	4.2%
		87,758,830
Real estate - 9.1%
Camden Property Trust	57,805	7,668,989	0.5%
Jones Lang LaSalle, Inc. (A)	30,361	5,934,361	0.4%
Medical Properties Trust, Inc.	348,072	6,996,247	0.5%
OTHER SECURITIES		113,466,360	7.7%
		134,065,957
Utilities - 3.1%
Essential Utilities, Inc.	132,279	6,045,150	0.4%
UGI Corp.	123,501	5,719,331	0.4%
OTHER SECURITIES		34,141,756	2.3%
		45,906,237
TOTAL COMMON STOCKS (Cost $993,572,945)		$1,381,750,715
SHORT-TERM INVESTMENTS - 5.6%
U.S. Government - 1.6%
U.S. Cash Management Bill, 0.013%, 09/21/2021 *	$23,000,000	22,997,485	1.6%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note, 0.003%, 07/06/2021 *	47,000,000	46,999,804	3.2%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.0324% (C)(D)	609,581	6,098,615	0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $6,487,000 on 7-1-21, collateralized by $6,837,000 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $6,616,800)	$6,487,000	6,487,000	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $82,584,920)		$82,582,904
Total Investments (Mid Cap Index Trust) (Cost $1,076,157,865) - 99.7%		$1,464,333,619	99.7%
Other assets and liabilities, net - 0.3%		4,451,737	0.3%
TOTAL NET ASSETS - 100.0%		$1,468,785,356	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	306	Long	Sep 2021	$83,364,510	$82,387,440	$(977,070)
						$(977,070)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.8%
Communication services - 8.6%
IronSource, Ltd., Class A (A)	664,068	$6,972,714	0.7%
Match Group, Inc. (A)	159,716	25,754,205	2.7%
Snap, Inc., Class A (A)	303,235	20,662,433	2.1%
Spotify Technology SA (A)	109,007	30,041,239	3.1%
		83,430,591
Consumer discretionary - 32.1%
2U, Inc. (A)	284,284	11,846,114	1.2%
Chegg, Inc. (A)	284,018	23,604,736	2.4%
Chipotle Mexican Grill, Inc. (A)	20,372	31,583,526	3.2%
Coupang, Inc., A Shares (A)(B)	707,162	28,723,276	2.9%
DraftKings, Inc., Class A (A)	477,352	24,903,454	2.6%
Five Below, Inc. (A)	114,872	22,201,311	2.3%
Floor & Decor Holdings, Inc., Class A (A)	209,674	22,162,542	2.3%
Lennar Corp., A Shares	184,111	18,291,428	1.9%
Lululemon Athletica, Inc. (A)	112,872	41,194,892	4.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	275,775	23,200,951	2.4%
Penn National Gaming, Inc. (A)	117,824	9,012,358	0.9%
Planet Fitness, Inc., Class A (A)	152,165	11,450,416	1.2%
Polaris, Inc.	104,151	14,264,521	1.5%
Ross Stores, Inc.	111,238	13,793,512	1.4%
Thor Industries, Inc.	142,691	16,124,083	1.7%
		312,357,120
Consumer staples - 2.5%
The Boston Beer Company, Inc., Class A (A)	21,298	21,740,998	2.2%
OTHER SECURITIES		2,452,671	0.3%
		24,193,669
Financials - 4.4%
Ares Management Corp., Class A	195,040	12,402,594	1.3%
Tradeweb Markets, Inc., Class A	246,674	20,858,753	2.1%
OTHER SECURITIES		10,060,698	1.0%
		43,322,045
Health care - 20.9%
ABIOMED, Inc. (A)	60,362	18,839,584	1.9%
Agilent Technologies, Inc.	82,792	12,237,486	1.3%
Align Technology, Inc. (A)	67,017	40,947,387	4.2%
DexCom, Inc. (A)	65,236	27,855,772	2.9%
Elanco Animal Health, Inc. (A)	280,582	9,733,390	1.0%
Exact Sciences Corp. (A)	105,833	13,156,100	1.3%
GoodRx Holdings, Inc., Class A (A)(C)	448,955	16,166,870	1.7%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Insulet Corp. (A)	53,282	$14,626,442	1.5%
Kodiak Sciences, Inc. (A)	70,109	6,520,137	0.7%
Multiplan Corp. (A)(C)	1,331,324	12,674,204	1.3%
Oak Street Health, Inc. (A)	300,561	17,603,858	1.8%
OTHER SECURITIES		13,009,881	1.3%
		203,371,111
Industrials - 7.7%
Copart, Inc. (A)	116,049	15,298,740	1.6%
CoStar Group, Inc. (A)	350,810	29,054,084	3.0%
Leidos Holdings, Inc.	174,951	17,687,546	1.8%
The Middleby Corp. (A)	76,893	13,322,481	1.3%
		75,362,851
Information technology - 21.6%
Arista Networks, Inc. (A)	42,034	15,229,339	1.6%
Fair Isaac Corp. (A)	52,302	26,291,169	2.7%
Guidewire Software, Inc. (A)	171,064	19,282,334	2.0%
Marvell Technology, Inc.	248,473	14,493,430	1.5%
MKS Instruments, Inc.	62,549	11,130,595	1.1%
MongoDB, Inc. (A)	46,006	16,632,089	1.7%
Paycom Software, Inc. (A)	60,925	22,144,410	2.3%
RingCentral, Inc., Class A (A)	84,074	24,430,223	2.5%
SolarEdge Technologies, Inc. (A)	47,450	13,113,757	1.4%
Universal Display Corp.	57,828	12,856,899	1.3%
Varonis Systems, Inc. (A)	271,007	15,615,423	1.6%
Workday, Inc., Class A (A)	74,970	17,898,338	1.8%
OTHER SECURITIES		965,640	0.1%
		210,083,646
TOTAL COMMON STOCKS (Cost $700,640,209)		$952,121,033
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.0%		48,431	0.0%
Information technology - 0.7%		6,839,067	0.7%
Real estate - 0.1%		1,072,477	0.1%
TOTAL PREFERRED SECURITIES (Cost $7,951,358)		$7,959,975
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 3.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	2,996,018	29,973,961	3.1%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 1.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $13,800,019 on 7-1-21, collateralized by $13,567,217 Federal National Mortgage Association, 2.500% due 12-1-50 (valued at $14,076,000)	$13,800,000	$13,800,000	1.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $43,774,462)	$43,773,961
	Total Investments (Mid Cap Stock Trust) (Cost $752,366,029) - 103.1%	$1,003,854,969	103.1%
	Other assets and liabilities, net - (3.1)%	(30,378,760)	(3.1)%
	TOTAL NET ASSETS - 100.0%	$973,476,209	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.5%
Communication services - 4.7%
News Corp., Class A	562,162	$14,486,915	2.2%
OTHER SECURITIES		17,306,001	2.5%
		31,792,916
Consumer discretionary - 2.7%
Ralph Lauren Corp.	53,041	6,248,760	0.9%
OTHER SECURITIES		11,696,032	1.8%
		17,944,792
Consumer staples - 8.4%
Bunge, Ltd.	160,551	12,547,061	1.9%
Campbell Soup Company	141,276	6,440,773	1.0%
Flowers Foods, Inc.	563,284	13,631,473	2.0%
Sysco Corp.	122,711	9,540,780	1.4%
The Kraft Heinz Company	147,059	5,997,066	0.9%
OTHER SECURITIES		7,925,557	1.2%
		56,082,710
Energy - 12.5%
Cameco Corp.	557,369	10,690,337	1.6%
Canadian Natural Resources, Ltd.	241,590	8,764,885	1.3%
EQT Corp. (A)	783,636	17,443,737	2.6%
Imperial Oil, Ltd.	528,268	16,059,347	2.4%
TechnipFMC PLC (A)	902,858	8,170,865	1.2%
OTHER SECURITIES		22,772,301	3.4%
		83,901,472
Financials - 16.2%
Brighthouse Financial, Inc. (A)	128,985	5,873,977	0.9%
Brown & Brown, Inc.	145,130	7,712,208	1.1%
CNA Financial Corp.	159,545	7,257,702	1.1%
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Fifth Third Bancorp	344,783	$13,181,054	2.0%
Groupe Bruxelles Lambert SA	62,496	6,997,757	1.0%
Lazard, Ltd., Class A	109,351	4,948,133	0.7%
Loews Corp.	240,193	13,126,547	2.0%
Northern Trust Corp.	79,862	9,233,644	1.4%
RenaissanceRe Holdings, Ltd.	34,049	5,067,172	0.8%
State Street Corp.	147,600	12,144,528	1.8%
Westamerica Bancorporation	96,310	5,588,869	0.8%
OTHER SECURITIES		17,312,637	2.6%
		108,444,228
Health care - 16.5%
Alkermes PLC (A)	200,806	4,923,763	0.7%
Baxter International, Inc.	127,028	10,225,754	1.5%
Cardinal Health, Inc.	286,942	16,381,519	2.4%
Dentsply Sirona, Inc.	154,242	9,757,349	1.5%
Patterson Companies, Inc.	329,430	10,011,378	1.5%
Perrigo Company PLC	165,346	7,581,114	1.1%
Select Medical Holdings Corp.	369,994	15,635,946	2.3%
Zimmer Biomet Holdings, Inc.	56,240	9,044,517	1.4%
OTHER SECURITIES		27,232,579	4.1%
		110,793,919
Industrials - 6.6%
CH Robinson Worldwide, Inc.	61,541	5,764,545	0.9%
PACCAR, Inc.	94,338	8,419,667	1.3%
Textron, Inc.	206,847	14,224,868	2.1%
OTHER SECURITIES		15,992,766	2.3%
		44,401,846
Information technology - 2.4%
Applied Materials, Inc.	54,323	7,735,595	1.2%
National Instruments Corp.	132,985	5,622,606	0.8%
OTHER SECURITIES		2,641,853	0.4%
		16,000,054
Materials - 9.5%
Corteva, Inc.	192,053	8,517,551	1.3%
Franco-Nevada Corp.	92,836	13,472,304	2.0%
Freeport-McMoRan, Inc.	205,261	7,617,236	1.1%
Fresnillo PLC	463,435	4,955,411	0.7%
Summit Materials, Inc., Class A (A)	218,008	7,597,579	1.1%
OTHER SECURITIES		21,370,857	3.3%
		63,530,938
Real estate - 6.1%
Rayonier, Inc.	284,394	10,218,276	1.5%
Regency Centers Corp.	99,981	6,405,783	1.0%
Weyerhaeuser Company	296,059	10,190,351	1.5%
OTHER SECURITIES		14,479,780	2.1%
		41,294,190
Utilities - 6.9%
CenterPoint Energy, Inc.	218,405	5,355,291	0.8%
FirstEnergy Corp.	398,318	14,821,413	2.2%
National Fuel Gas Company	97,316	5,084,761	0.7%
PG&E Corp. (A)	1,011,699	10,288,979	1.5%
Vistra Corp.	426,620	7,913,801	1.2%
OTHER SECURITIES		3,191,540	0.5%
		46,655,785
TOTAL COMMON STOCKS (Cost $464,575,186)		$620,842,850
PREFERRED SECURITIES - 0.1%
Consumer staples - 0.1%
Bunge, Ltd., 4.875%	8,102	941,695	0.1%
TOTAL PREFERRED SECURITIES (Cost $917,915)		$941,695

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 0.2%
Energy - 0.2%		$1,484,080	0.2%
TOTAL CORPORATE BONDS (Cost $1,078,583)		$1,484,080
TERM LOANS (B) - 0.0%
Energy - 0.0%		88,000	0.0%
TOTAL TERM LOANS (Cost $63,800)		$88,000
SHORT-TERM INVESTMENTS - 7.4%
Short-term funds - 7.4%
John Hancock Collateral Trust, 0.0324% (C)(D)	282,737	2,828,667	0.4%
T. Rowe Price Government Reserve Fund, 0.0295% (C)	44,548,983	44,548,983	6.7%
OTHER SECURITIES		2,014,063	0.3%
		49,391,713
TOTAL SHORT-TERM INVESTMENTS (Cost $49,391,727)		$49,391,713
Total Investments (Mid Value Trust) (Cost $516,027,211) - 100.2%		$672,748,338	100.2%
Other assets and liabilities, net - (0.2)%		(1,438,238)	(0.2)%
TOTAL NET ASSETS - 100.0%		$671,310,100	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.5%
Consumer discretionary - 2.7%
Caesars Entertainment, Inc. (A)	45,675	$4,738,781	1.3%
Playa Hotels & Resorts NV (A)	723,783	5,377,708	1.4%
		10,116,489
Health care - 2.3%
Brookdale Senior Living, Inc. (A)	491,232	3,880,733	1.1%
HCA Healthcare, Inc.	22,330	4,616,504	1.2%
		8,497,237
Real estate - 94.5%
Acadia Realty Trust	250,706	5,505,504	1.5%
Alexandria Real Estate Equities, Inc.	19,199	3,493,066	0.9%
American Homes 4 Rent, Class A	154,847	6,015,806	1.6%
American Tower Corp.	56,280	15,203,479	4.1%
AvalonBay Communities, Inc.	74,867	15,623,994	4.2%
Brixmor Property Group, Inc.	657,381	15,047,451	4.0%
Camden Property Trust	87,101	11,555,690	3.1%
Colliers International Group, Inc. (New York Stock Exchange)	55,860	6,255,203	1.7%
Crown Castle International Corp.	51,095	9,968,635	2.7%
Douglas Emmett, Inc.	196,504	6,606,464	1.8%
Equinix, Inc.	20,915	16,786,379	4.5%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Extra Space Storage, Inc.	126,812	$20,774,342	5.6%
First Industrial Realty Trust, Inc.	95,022	4,962,999	1.3%
Healthpeak Properties, Inc.	299,480	9,969,689	2.7%
Independence Realty Trust, Inc.	452,122	8,242,184	2.2%
Innovative Industrial Properties, Inc.	20,666	3,947,619	1.1%
Invitation Homes, Inc.	296,241	11,046,827	3.0%
Jones Lang LaSalle, Inc. (A)	30,869	6,033,655	1.6%
Kilroy Realty Corp.	89,740	6,249,494	1.7%
Life Storage, Inc.	111,921	12,014,719	3.2%
Pebblebrook Hotel Trust	240,171	5,656,027	1.5%
PotlatchDeltic Corp.	74,785	3,974,823	1.1%
Prologis, Inc.	291,673	34,863,674	9.4%
Public Storage	19,255	5,789,786	1.5%
Retail Opportunity Investments Corp.	396,734	7,006,322	1.9%
Rexford Industrial Realty, Inc.	185,166	10,545,204	2.8%
Ryman Hospitality Properties, Inc. (A)	70,723	5,584,288	1.5%
Simon Property Group, Inc.	86,725	11,315,878	3.0%
SL Green Realty Corp.	119,006	9,520,480	2.6%
Sun Communities, Inc.	65,918	11,298,345	3.0%
UDR, Inc.	282,464	13,835,087	3.7%
VICI Properties, Inc.	401,302	12,448,388	3.3%
Weingarten Realty Investors	160,228	5,138,512	1.4%
Welltower, Inc.	236,113	19,620,990	5.3%
		351,901,003
TOTAL COMMON STOCKS (Cost $301,846,349)		$370,514,729
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	1,573,727	1,573,727	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,573,727)		$1,573,727
Total Investments (Real Estate Securities Trust) (Cost $303,420,076) - 99.9%		$372,088,456	99.9%
Other assets and liabilities, net - 0.1%		235,099	0.1%
TOTAL NET ASSETS - 100.0%		$372,323,555	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.7%
Communication services - 15.3%
Alphabet, Inc., Class A (A)	3,060	$7,471,877	0.6%
Alphabet, Inc., Class C (A)	25,283	63,367,289	5.4%
Baidu, Inc., ADR (A)	50,029	10,200,913	0.9%
Facebook, Inc., Class A (A)	168,957	58,748,038	5.0%
Mail.Ru Group, Ltd., GDR (A)	642,468	14,605,071	1.2%
Pinterest, Inc., Class A (A)	120,639	9,524,449	0.8%
OTHER SECURITIES		15,282,210	1.4%
		179,199,847

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary - 23.8%
Alibaba Group Holding, Ltd., ADR (A)	129,189	$29,297,481	2.5%
Amazon.com, Inc. (A)	19,422	66,814,782	5.7%
Booking Holdings, Inc. (A)	11,388	24,917,969	2.1%
Delivery Hero SE (A)(B)	94,121	12,435,842	1.1%
Etsy, Inc. (A)	77,738	16,001,590	1.4%
Expedia Group, Inc. (A)	48,680	7,969,403	0.7%
Naspers, Ltd., N Shares	39,178	8,260,559	0.7%
Trip.com Group, Ltd., ADR (A)	829,503	29,414,176	2.5%
Wayfair, Inc., Class A (A)(C)	20,888	6,594,550	0.6%
Zalando SE (A)(B)	277,791	33,596,025	2.9%
OTHER SECURITIES		43,454,960	3.6%
		278,757,337
Health care - 0.7%
Intuitive Surgical, Inc. (A)	7,959	7,319,415	0.6%
OTHER SECURITIES		1,173,836	0.1%
		8,493,251
Industrials - 0.7%
Lyft, Inc., Class A (A)	118,905	7,191,374	0.6%
OTHER SECURITIES		1,461,704	0.1%
		8,653,078
Information technology - 55.2%
Apple, Inc.	158,705	21,736,237	1.9%
Applied Materials, Inc.	140,742	20,041,661	1.7%
Asana, Inc., Class A (A)	212,680	13,192,540	1.1%
Citrix Systems, Inc.	213,251	25,007,945	2.1%
Crowdstrike Holdings, Inc., Class A (A)	65,000	16,335,150	1.4%
HubSpot, Inc. (A)	40,928	23,849,564	2.0%
Intuit, Inc.	27,129	13,297,822	1.1%
Lam Research Corp.	21,120	13,742,784	1.2%
Mastercard, Inc., Class A	19,580	7,148,462	0.6%
Micron Technology, Inc. (A)	359,523	30,552,265	2.6%
Microsoft Corp.	157,633	42,702,780	3.6%
MongoDB, Inc. (A)	51,995	18,797,232	1.6%
NVIDIA Corp.	8,430	6,744,843	0.6%
NXP Semiconductors NV	33,780	6,949,222	0.6%
Paycom Software, Inc. (A)	32,675	11,876,382	1.0%
PayPal Holdings, Inc. (A)	61,370	17,888,128	1.5%
Pure Storage, Inc., Class A (A)	907,249	17,718,573	1.5%
QUALCOMM, Inc.	67,620	9,664,927	0.8%
salesforce.com, Inc. (A)	173,394	42,354,952	3.6%
Samsung Electronics Company, Ltd.	304,625	21,806,924	1.9%
Samsung SDI Company, Ltd.	16,386	10,145,191	0.9%
SK Hynix, Inc.	63,941	7,216,928	0.6%
Square, Inc., Class A (A)	53,295	12,993,321	1.1%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,695	10,056,791	0.9%
Twilio, Inc., Class A (A)	49,450	19,491,212	1.7%
Visa, Inc., Class A	36,909	8,630,062	0.7%
Western Digital Corp. (A)	126,940	9,034,320	0.8%
Workday, Inc., Class A (A)	36,120	8,623,289	0.7%
Xilinx, Inc.	111,396	16,112,317	1.4%
Zoom Video Communications, Inc., Class A (A)	57,609	22,296,411	1.9%
Zscaler, Inc. (A)	65,592	14,171,808	1.2%
OTHER SECURITIES		126,748,403	10.9%
		646,928,446
TOTAL COMMON STOCKS (Cost $856,806,172)		$1,122,031,959
Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 5.1%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.0324% (D)(E)	969,251	$9,696,971	0.8%
T. Rowe Price Government Reserve Fund, 0.0295% (D)	29,834,099	29,834,099	2.6%
OTHER SECURITIES		483,827	0.0%
		40,014,897
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $19,536,000 on 7-1-21, collateralized by $19,914,000 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $19,926,760)	$19,536,000	19,536,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $59,551,122)		$59,550,897
Total Investments (Science & Technology Trust) (Cost $916,357,294) - 100.8%		$1,181,582,856	100.8%
Other assets and liabilities, net - (0.8)%		(9,129,922)	(0.8)%
TOTAL NET ASSETS - 100.0%		$1,172,452,934	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.1%
Communication services - 3.4%
AMC Entertainment Holdings, Inc., Class A (A)	91,052	$5,160,819	0.7%
OTHER SECURITIES		19,369,307	2.7%
		24,530,126
Consumer discretionary - 11.4%
American Eagle Outfitters, Inc.	33,819	1,269,227	0.2%
Crocs, Inc. (A)	14,433	1,681,733	0.2%
Fox Factory Holding Corp. (A)	9,440	1,469,430	0.2%
Helen of Troy, Ltd. (A)	5,437	1,240,288	0.2%
Macy's, Inc. (A)	70,165	1,330,328	0.2%
Scientific Games Corp. (A)	21,522	1,666,664	0.2%
Texas Roadhouse, Inc.	15,661	1,506,588	0.2%
OTHER SECURITIES		70,679,213	10.0%
		80,843,471
Consumer staples - 3.0%
BJ's Wholesale Club Holdings, Inc. (A)	30,519	1,452,094	0.2%
Performance Food Group Company (A)	29,525	1,431,667	0.2%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$18,677,317	2.6%
		21,561,078
Energy - 4.1%
Ovintiv, Inc.	58,589	1,843,796	0.3%
OTHER SECURITIES		27,297,465	3.8%
		29,141,261
Financials - 14.1%
First Financial Bankshares, Inc.	28,372	1,393,916	0.2%
South State Corp.	15,612	1,276,437	0.2%
OTHER SECURITIES		97,833,856	13.7%
		100,504,209
Health care - 20.2%
Arrowhead Pharmaceuticals, Inc. (A)	22,700	1,880,014	0.3%
Beam Therapeutics, Inc. (A)(B)	10,548	1,357,633	0.2%
Bridgebio Pharma, Inc. (A)	24,107	1,469,563	0.2%
Denali Therapeutics, Inc. (A)	20,407	1,600,725	0.2%
Fate Therapeutics, Inc. (A)	17,974	1,559,963	0.2%
Halozyme Therapeutics, Inc. (A)	31,611	1,435,456	0.2%
HealthEquity, Inc. (A)	18,282	1,471,335	0.2%
Intellia Therapeutics, Inc. (A)	14,320	2,318,551	0.3%
Invitae Corp. (A)(B)	44,846	1,512,656	0.2%
LHC Group, Inc. (A)	6,822	1,366,174	0.2%
Nevro Corp. (A)	7,719	1,279,733	0.2%
Omnicell, Inc. (A)	9,600	1,453,920	0.2%
Pacific Biosciences of California, Inc. (A)	43,541	1,522,629	0.2%
Shockwave Medical, Inc. (A)	7,558	1,433,979	0.2%
STAAR Surgical Company (A)	10,526	1,605,215	0.2%
Tenet Healthcare Corp. (A)	23,742	1,590,477	0.2%
Twist Bioscience Corp. (A)	10,588	1,410,851	0.2%
OTHER SECURITIES		117,295,678	16.6%
		143,564,552
Industrials - 13.5%
EMCOR Group, Inc.	12,021	1,480,867	0.2%
Rexnord Corp.	26,648	1,333,466	0.2%
Saia, Inc. (A)	5,923	1,240,809	0.2%
Tetra Tech, Inc.	12,002	1,464,724	0.2%
Upwork, Inc. (A)	26,102	1,521,486	0.2%
OTHER SECURITIES		89,387,354	12.5%
		96,428,706
Information technology - 13.0%
Blackline, Inc. (A)	12,001	1,335,351	0.2%
Digital Turbine, Inc. (A)	18,910	1,437,727	0.2%
II-VI, Inc. (A)	23,365	1,696,065	0.2%
j2 Global, Inc. (A)	9,657	1,328,320	0.2%
Lattice Semiconductor Corp. (A)	30,272	1,700,681	0.2%
Q2 Holdings, Inc. (A)	12,233	1,254,861	0.2%
Silicon Laboratories, Inc. (A)	9,861	1,511,198	0.2%
Synaptics, Inc. (A)	7,869	1,224,259	0.2%
Varonis Systems, Inc. (A)	23,714	1,366,401	0.2%
OTHER SECURITIES		79,340,205	11.2%
		92,195,068
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 3.6%		$25,907,340	3.6%
Real estate - 6.5%
EastGroup Properties, Inc.	8,649	1,422,328	0.2%
Redfin Corp. (A)	22,791	1,445,177	0.2%
STAG Industrial, Inc.	35,482	1,328,091	0.2%
OTHER SECURITIES		42,218,615	5.9%
		46,414,211
Utilities - 2.3%		16,100,776	2.3%
TOTAL COMMON STOCKS (Cost $459,598,278)		$677,190,798
RIGHTS - 0.0%		74,897	0.0%
TOTAL RIGHTS (Cost $26,845)		$74,897
WARRANTS - 0.0%		6,680	0.0%
TOTAL WARRANTS (Cost $0)		$6,680
SHORT-TERM INVESTMENTS - 5.4%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	$13,000,000	12,999,838	1.8%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	3,000,000	2,999,817	0.4%
Federal Home Loan Bank Discount Note, 0.040%, 07/19/2021 *	7,000,000	6,999,895	1.0%
		22,999,550
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.0324% (C)(D)	569,583	5,698,446	0.8%
Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,600,000 on 7-1-21, collateralized by $10,117,900 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,792,031)	$9,600,000	9,600,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,298,272)		$38,297,996
Total Investments (Small Cap Index Trust) (Cost $497,923,395) - 100.5%		$715,570,371	100.5%
Other assets and liabilities, net - (0.5)%		(3,382,037)	(0.5)%
TOTAL NET ASSETS - 100.0%		$712,188,334	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	311	Long	Sep 2021	$35,881,066	$35,886,290	$5,224
						$5,224

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.4%
Communication services - 2.1%
Liberty Media Corp.-Liberty Formula One, Series A (A)	2,022	$86,198	0.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	11,028	531,660	0.3%
OTHER SECURITIES		2,956,297	1.7%
		3,574,155
Consumer discretionary - 14.0%
Churchill Downs, Inc.	3,372	668,533	0.4%
Chuy's Holdings, Inc. (A)	19,971	744,119	0.5%
Five Below, Inc. (A)	4,102	792,794	0.5%
Fox Factory Holding Corp. (A)	9,005	1,401,696	0.8%
Grand Canyon Education, Inc. (A)	8,923	802,802	0.5%
Lithia Motors, Inc.	3,368	1,157,380	0.7%
OTHER SECURITIES		17,784,192	10.6%
		23,351,516
Consumer staples - 4.1%
Darling Ingredients, Inc. (A)	10,424	703,620	0.4%
Performance Food Group Company (A)	12,763	618,878	0.4%
OTHER SECURITIES		5,607,801	3.3%
		6,930,299
Energy - 5.8%		9,630,556	5.8%
Financials - 20.5%
Ameris Bancorp	15,901	805,068	0.5%
Athene Holding, Ltd., Class A (A)	9,251	624,443	0.4%
Houlihan Lokey, Inc.	11,483	939,195	0.6%
Invesco, Ltd.	24,463	653,896	0.4%
Pinnacle Financial Partners, Inc.	11,251	993,351	0.6%
Stifel Financial Corp.	11,157	723,643	0.4%
OTHER SECURITIES		29,480,380	17.6%
		34,219,976
Health care - 13.0%
Acadia Healthcare Company, Inc. (A)	17,173	1,077,606	0.7%
AtriCure, Inc. (A)	10,886	863,586	0.5%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,705	650,921	0.4%
Castle Biosciences, Inc. (A)	8,959	656,963	0.4%
Globus Medical, Inc., Class A (A)	11,443	887,176	0.5%
Halozyme Therapeutics, Inc. (A)	13,800	626,658	0.4%
HealthEquity, Inc. (A)	9,212	741,382	0.4%
Integra LifeSciences Holdings Corp. (A)	9,133	623,236	0.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
LHC Group, Inc. (A)	3,724	$745,768	0.5%
Medpace Holdings, Inc. (A)	4,496	794,128	0.5%
Syneos Health, Inc. (A)	10,775	964,255	0.6%
Vericel Corp. (A)	14,267	749,018	0.5%
OTHER SECURITIES		12,376,040	7.2%
		21,756,737
Industrials - 18.5%
Alamo Group, Inc.	5,076	775,004	0.5%
CACI International, Inc., Class A (A)	3,008	767,401	0.5%
Exponent, Inc.	7,667	683,973	0.4%
Gibraltar Industries, Inc. (A)	12,472	951,738	0.6%
Knight-Swift Transportation Holdings, Inc.	15,069	685,037	0.4%
RBC Bearings, Inc. (A)	3,872	772,154	0.5%
Ritchie Brothers Auctioneers, Inc.	14,579	864,243	0.5%
SiteOne Landscape Supply, Inc. (A)	6,303	1,066,846	0.6%
The Shyft Group, Inc.	30,536	1,142,352	0.7%
Woodward, Inc.	5,227	642,294	0.4%
OTHER SECURITIES		22,510,634	13.4%
		30,861,676
Information technology - 12.5%
Arrow Electronics, Inc. (A)	6,456	734,886	0.4%
Brooks Automation, Inc.	10,256	977,192	0.6%
Cerence, Inc. (A)	12,238	1,305,917	0.8%
Endava PLC, ADR (A)	10,726	1,216,114	0.7%
Entegris, Inc.	7,052	867,184	0.5%
Paylocity Holding Corp. (A)	5,250	1,001,700	0.6%
Rapid7, Inc. (A)	12,338	1,167,545	0.7%
Rogers Corp. (A)	3,815	766,052	0.5%
The Descartes Systems Group, Inc. (A)	9,290	642,496	0.4%
Viavi Solutions, Inc. (A)	49,842	880,210	0.5%
OTHER SECURITIES		11,262,381	6.8%
		20,821,677
Materials - 6.8%
Avient Corp.	16,610	816,548	0.5%
Steel Dynamics, Inc.	10,944	652,262	0.4%
OTHER SECURITIES		9,877,843	5.9%
		11,346,653
Real estate - 1.5%
STAG Industrial, Inc.	17,092	639,754	0.4%
OTHER SECURITIES		1,812,669	1.1%
		2,452,423
Utilities - 0.6%		1,081,479	0.6%
TOTAL COMMON STOCKS (Cost $121,599,844)		$166,027,147

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.0%		$22,300	0.0%
Industrials - 0.1%		46,551	0.1%
TOTAL PREFERRED SECURITIES (Cost $63,266)		$68,851
WARRANTS - 0.0%		2,380	0.0%
TOTAL WARRANTS (Cost $0)		$2,380
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.0324% (B)(C)	43,773	437,936	0.2%
OTHER SECURITIES		336,102	0.2%
		774,038
TOTAL SHORT-TERM INVESTMENTS (Cost $774,053)		$774,038
Total Investments (Small Cap Opportunities Trust) (Cost $122,437,163) - 99.9%		$166,872,416	99.9%
Other assets and liabilities, net - 0.1%		98,627	0.1%
TOTAL NET ASSETS - 100.0%		$166,971,043	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 100.0%
Communication services - 3.9%
Bandwidth, Inc., Class A (A)	34,928	$4,817,270	1.1%
Cardlytics, Inc. (A)	60,608	7,692,973	1.7%
Criteo SA, ADR (A)	106,605	4,821,744	1.1%
		17,331,987
Consumer discretionary - 19.6%
2U, Inc. (A)	131,350	5,473,355	1.3%
Cavco Industries, Inc. (A)	19,993	4,442,245	1.0%
Chegg, Inc. (A)	98,336	8,172,705	1.9%
Five Below, Inc. (A)	38,633	7,466,600	1.7%
Floor & Decor Holdings, Inc., Class A (A)	48,145	5,088,927	1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	92,337	7,768,312	1.8%
Planet Fitness, Inc., Class A (A)	103,860	7,815,465	1.8%
Porch Group, Inc. (A)(B)	61,660	1,192,504	0.3%
Porch.com, Inc. (A)(C)	148,379	2,791,670	0.6%
Skyline Champion Corp. (A)	109,562	5,839,655	1.3%
Wingstop, Inc.	30,933	4,875,969	1.1%
YETI Holdings, Inc. (A)	78,105	7,171,601	1.6%
OTHER SECURITIES		17,684,740	4.0%
		85,783,748
Consumer staples - 1.4%
The Boston Beer Company, Inc., Class A (A)	5,216	5,324,493	1.2%
OTHER SECURITIES		874,909	0.2%
		6,199,402
Financials - 3.8%		16,555,543	3.8%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 27.7%
Accolade, Inc. (A)	103,562	$5,624,452	1.3%
Globus Medical, Inc., Class A (A)	51,998	4,031,405	0.9%
Health Catalyst, Inc. (A)	77,215	4,286,205	1.0%
Hill-Rom Holdings, Inc.	38,639	4,389,004	1.0%
Integra LifeSciences Holdings Corp. (A)	71,774	4,897,858	1.1%
LHC Group, Inc. (A)	30,639	6,135,766	1.4%
Medpace Holdings, Inc. (A)	28,941	5,111,849	1.2%
Multiplan Corp. (A)(B)	522,868	4,977,703	1.1%
Oak Street Health, Inc. (A)	75,027	4,394,331	1.0%
OTHER SECURITIES		77,549,490	17.7%
		121,398,063
Industrials - 11.1%
Altra Industrial Motion Corp.	94,511	6,145,105	1.4%
Applied Industrial Technologies, Inc.	67,014	6,102,295	1.4%
Builders FirstSource, Inc. (A)	111,100	4,739,526	1.1%
Colfax Corp. (A)	88,868	4,071,043	0.9%
Curtiss-Wright Corp.	35,399	4,203,985	1.0%
The Middleby Corp. (A)	29,661	5,139,065	1.2%
OTHER SECURITIES		18,223,146	4.1%
		48,624,165
Information technology - 28.5%
Calix, Inc. (A)	87,505	4,156,488	1.0%
Digital Turbine, Inc. (A)	106,904	8,127,911	1.9%
II-VI, Inc. (A)	113,220	8,218,640	1.9%
j2 Global, Inc. (A)	42,551	5,852,890	1.3%
Jamf Holding Corp. (A)	126,013	4,230,256	1.0%
Manhattan Associates, Inc. (A)	40,292	5,835,893	1.3%
Mimecast, Ltd. (A)	85,276	4,523,892	1.0%
MKS Instruments, Inc.	25,082	4,463,342	1.0%
Novanta, Inc. (A)	30,413	4,098,456	0.9%
PAR Technology Corp. (A)	74,022	5,177,099	1.2%
Perficient, Inc. (A)	105,864	8,513,583	1.9%
Rapid7, Inc. (A)	99,423	9,408,401	2.2%
Repay Holdings Corp. (A)	186,299	4,478,628	1.0%
Telos Corp. (A)	129,363	4,399,636	1.0%
Tower Semiconductor, Ltd. (A)	261,684	7,701,360	1.8%
Varonis Systems, Inc. (A)	155,361	8,951,901	2.0%
Verra Mobility Corp. (A)	326,058	5,011,511	1.2%
OTHER SECURITIES		21,734,955	4.9%
		124,884,842
Materials - 0.6%		2,775,736	0.6%
Real estate - 3.4%
Essential Properties Realty Trust, Inc.	149,567	4,044,292	0.9%
Ryman Hospitality Properties, Inc. (A)	57,797	4,563,651	1.0%
Xenia Hotels & Resorts, Inc. (A)	223,064	4,177,989	1.0%
OTHER SECURITIES		2,274,770	0.5%
		15,060,702
TOTAL COMMON STOCKS (Cost $374,309,779)		$438,614,188

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 2.5%
	Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	923,740	$9,241,650	2.1%
	Repurchase agreement - 0.4%	1,800,000	0.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,041,788)	$11,041,650
	Total Investments (Small Cap Stock Trust) (Cost $385,351,567) - 102.5%	$449,655,838	102.5%
	Other assets and liabilities, net - (2.5)%	(11,151,125)	(2.5)%
	TOTAL NET ASSETS - 100.0%	$438,504,713	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.0%
Consumer discretionary - 5.4%
Kontoor Brands, Inc.	147,785	$8,336,552	1.5%
Tri Pointe Homes, Inc. (A)	306,021	6,558,030	1.2%
OTHER SECURITIES		15,344,755	2.7%
		30,239,337
Consumer staples - 5.8%
Cranswick PLC	128,148	7,050,109	1.3%
Hostess Brands, Inc. (A)	412,515	6,678,618	1.2%
Spectrum Brands Holdings, Inc.	151,091	12,848,777	2.3%
OTHER SECURITIES		5,884,698	1.0%
		32,462,202
Energy - 3.5%
Dorian LPG, Ltd. (A)	443,042	6,255,753	1.1%
Magnolia Oil & Gas Corp., Class A (A)	569,355	8,899,019	1.6%
OTHER SECURITIES		4,635,307	0.8%
		19,790,079
Financials - 23.4%
Atlantic Union Bankshares Corp.	202,988	7,352,225	1.3%
Banc of California, Inc.	492,023	8,630,083	1.5%
First Busey Corp.	242,765	5,986,585	1.1%
First Midwest Bancorp, Inc.	418,814	8,305,082	1.5%
Flushing Financial Corp.	305,069	6,537,629	1.2%
Great Western Bancorp, Inc.	265,433	8,703,548	1.5%
Hancock Whitney Corp.	178,260	7,921,874	1.4%
International Bancshares Corp.	200,012	8,588,515	1.5%
Kemper Corp.	133,841	9,890,850	1.8%
Synovus Financial Corp.	202,575	8,888,991	1.6%
White Mountains Insurance Group, Ltd.	6,589	7,564,370	1.3%
OTHER SECURITIES		43,446,191	7.7%
		131,815,943
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 7.1%
Allscripts Healthcare Solutions, Inc. (A)	492,349	$9,113,380	1.6%
Lantheus Holdings, Inc. (A)	461,759	12,763,019	2.3%
OTHER SECURITIES		17,896,411	3.2%
		39,772,810
Industrials - 24.2%
ACCO Brands Corp.	752,178	6,491,296	1.2%
American Woodmark Corp. (A)	88,101	7,196,971	1.3%
CBIZ, Inc. (A)	253,716	8,314,273	1.5%
Forrester Research, Inc. (A)	127,906	5,858,095	1.0%
GATX Corp.	67,629	5,983,138	1.1%
Hexcel Corp. (A)	111,193	6,938,443	1.2%
Huron Consulting Group, Inc. (A)	162,893	8,006,191	1.4%
ICF International, Inc.	79,357	6,972,306	1.2%
Luxfer Holdings PLC	389,027	8,655,851	1.5%
Mueller Industries, Inc.	152,806	6,618,028	1.2%
Primoris Services Corp.	220,376	6,485,666	1.2%
Science Applications International Corp.	81,961	7,190,439	1.3%
SP Plus Corp. (A)	190,175	5,817,453	1.0%
TriMas Corp. (A)	361,013	10,949,524	1.9%
Tyman PLC	1,942,876	12,088,196	2.1%
OTHER SECURITIES		22,528,606	4.1%
		136,094,476
Information technology - 7.4%
Belden, Inc.	198,423	10,034,251	1.8%
CTS Corp.	222,291	8,260,334	1.5%
WNS Holdings, Ltd., ADR (A)	84,309	6,733,760	1.2%
OTHER SECURITIES		16,790,916	2.9%
		41,819,261
Materials - 7.1%
Element Solutions, Inc.	488,438	11,419,680	2.0%
Neenah, Inc.	171,520	8,605,158	1.5%
Orion Engineered Carbons SA (A)	392,396	7,451,600	1.3%
OTHER SECURITIES		12,551,133	2.3%
		40,027,571
Real estate - 9.2%
Alexander & Baldwin, Inc.	403,352	7,389,409	1.3%
Brandywine Realty Trust	526,183	7,213,969	1.3%
Physicians Realty Trust	397,439	7,340,698	1.3%
Piedmont Office Realty Trust, Inc., Class A	391,413	7,229,398	1.3%
RPT Realty	759,532	9,858,725	1.8%
OTHER SECURITIES		12,826,942	2.2%
		51,859,141
Utilities - 3.9%
New Jersey Resources Corp.	140,167	5,546,408	1.0%
Portland General Electric Company	196,017	9,032,463	1.6%
Spire, Inc.	86,620	6,260,027	1.1%
OTHER SECURITIES		1,143,116	0.2%
		21,982,014
TOTAL COMMON STOCKS (Cost $422,931,967)		$545,862,834
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	21,812	218,223	0.0%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 2.8%
Bank of America Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $15,700,022 on 7-1-21, collateralized by $14,180,158 Government National Mortgage Association, 1.967% - 1.993% due 5-20-71 (valued at $16,014,001)	$15,700,000	$15,700,000	2.8%
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,918,225)	$15,918,223
	Total Investments (Small Cap Value Trust) (Cost $438,850,192) - 99.8%	$561,781,057	99.8%
	Other assets and liabilities, net - 0.2%	1,029,721	0.2%
	TOTAL NET ASSETS - 100.0%	$562,810,778	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.0%
Communication services - 2.4%
Cable One, Inc.	654	$1,250,978	0.7%
OTHER SECURITIES		2,933,340	1.7%
		4,184,318
Consumer discretionary - 10.7%
Cavco Industries, Inc. (A)	6,012	1,335,806	0.8%
Steven Madden, Ltd.	31,261	1,367,981	0.8%
Strategic Education, Inc.	19,551	1,487,049	0.9%
OTHER SECURITIES		14,434,986	8.2%
		18,625,822
Consumer staples - 3.0%
Nomad Foods, Ltd. (A)	61,213	1,730,492	1.0%
OTHER SECURITIES		3,448,474	2.0%
		5,178,966
Energy - 6.5%
Cactus, Inc., Class A	37,198	1,365,911	0.8%
ChampionX Corp. (A)	77,190	1,979,924	1.1%
Devon Energy Corp.	62,250	1,817,078	1.1%
Liberty Oilfield Services, Inc., Class A (A)	90,520	1,281,763	0.7%
Magnolia Oil & Gas Corp., Class A (A)	89,023	1,391,429	0.8%
Matador Resources Company	59,231	2,132,908	1.2%
OTHER SECURITIES		1,313,912	0.8%
		11,282,925
Financials - 25.9%
BankUnited, Inc.	45,717	1,951,659	1.1%
Columbia Banking System, Inc.	31,504	1,214,794	0.7%
FB Financial Corp.	31,472	1,174,535	0.7%
Glacier Bancorp, Inc.	23,492	1,293,939	0.7%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,136	$1,804,436	1.0%
Home BancShares, Inc.	86,792	2,142,027	1.2%
Houlihan Lokey, Inc.	16,188	1,324,017	0.8%
Live Oak Bancshares, Inc.	27,716	1,635,244	0.9%
Pinnacle Financial Partners, Inc.	26,864	2,371,823	1.4%
Popular, Inc.	17,442	1,309,022	0.8%
Radian Group, Inc.	55,530	1,235,543	0.7%
Towne Bank	45,524	1,384,840	0.8%
Virtus Investment Partners, Inc.	5,614	1,559,401	0.9%
Webster Financial Corp.	23,812	1,270,132	0.7%
Western Alliance Bancorp	30,009	2,786,336	1.6%
WSFS Financial Corp.	40,732	1,897,704	1.1%
OTHER SECURITIES		18,736,025	10.8%
		45,091,477
Health care - 8.3%
Select Medical Holdings Corp.	49,408	2,087,982	1.2%
OTHER SECURITIES		12,411,225	7.1%
		14,499,207
Industrials - 16.1%
Beacon Roofing Supply, Inc. (A)	28,167	1,499,893	0.9%
ESCO Technologies, Inc.	12,951	1,214,933	0.7%
Helios Technologies, Inc.	19,112	1,491,692	0.9%
Korn Ferry	18,659	1,353,710	0.8%
Landstar System, Inc.	7,313	1,155,600	0.7%
Stericycle, Inc. (A)	17,525	1,253,914	0.7%
Triumph Group, Inc. (A)	81,330	1,687,598	1.0%
UFP Industries, Inc.	29,337	2,180,913	1.3%
OTHER SECURITIES		16,122,423	9.1%
		27,960,676
Information technology - 6.7%
Belden, Inc.	40,895	2,068,055	1.2%
Harmonic, Inc. (A)	174,042	1,482,838	0.8%
Littelfuse, Inc.	9,089	2,315,786	1.3%
OTHER SECURITIES		5,837,642	3.4%
		11,704,321
Materials - 5.7%
Constellium SE (A)	89,510	1,696,215	1.0%
OTHER SECURITIES		8,110,874	4.7%
		9,807,089
Real estate - 8.7%
EastGroup Properties, Inc.	8,500	1,397,825	0.8%
JBG SMITH Properties	40,454	1,274,706	0.7%
PotlatchDeltic Corp.	24,450	1,299,518	0.7%
Saul Centers, Inc.	25,254	1,147,794	0.7%
Sunstone Hotel Investors, Inc. (A)	124,867	1,550,848	0.9%
Terreno Realty Corp.	27,065	1,746,234	1.0%
The St. Joe Company	36,936	1,647,715	0.9%
OTHER SECURITIES		5,130,058	3.0%
		15,194,698
Utilities - 4.0%
Chesapeake Utilities Corp.	16,647	2,003,134	1.2%
ONE Gas, Inc.	16,378	1,213,937	0.7%
OTHER SECURITIES		3,647,536	2.1%
		6,864,607
TOTAL COMMON STOCKS (Cost $116,400,499)		$170,394,106
WARRANTS - 0.0%		11,710	0.0%
TOTAL WARRANTS (Cost $6,099)		$11,710

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 0.0324% (B)(C)	51,594	$516,177	0.3%
T. Rowe Price Government Reserve Fund, 0.0295% (B)	2,985,047	2,985,047	1.7%
OTHER SECURITIES		500,063	0.3%
		4,001,287
TOTAL SHORT-TERM INVESTMENTS (Cost $4,001,292)		$4,001,287
Total Investments (Small Company Value Trust) (Cost $120,407,890) - 100.3%		$174,407,103	100.3%
Other assets and liabilities, net - (0.3)%		(588,980)	(0.3)%
TOTAL NET ASSETS - 100.0%		$173,818,123	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.8%
Communication services - 7.7%
Alphabet, Inc., Class A (A)	40,860	$99,771,539	1.1%
Alphabet, Inc., Class C (A)	38,687	96,962,002	1.1%
AT&T, Inc.	970,059	27,918,298	0.3%
Comcast Corp., Class A	622,909	35,518,271	0.4%
Facebook, Inc., Class A (A)	325,533	113,191,079	1.2%
Netflix, Inc. (A)	60,242	31,820,427	0.4%
The Walt Disney Company (A)	246,853	43,389,352	0.5%
Verizon Communications, Inc.	562,480	31,515,754	0.4%
OTHER SECURITIES		234,461,545	2.3%
		714,548,267
Consumer discretionary - 11.9%
Amazon.com, Inc. (A)	58,241	200,358,359	2.2%
LVMH Moet Hennessy Louis Vuitton SE	45,154	35,520,700	0.4%
NIKE, Inc., Class B	173,219	26,760,603	0.3%
Tesla, Inc. (A)	104,704	71,167,309	0.8%
The Home Depot, Inc.	144,457	46,065,893	0.5%
Toyota Motor Corp.	345,000	30,157,842	0.3%
OTHER SECURITIES		700,712,441	7.4%
		1,110,743,147
Consumer staples - 6.6%
Nestle SA	468,594	58,408,863	0.6%
PepsiCo, Inc.	187,712	27,813,287	0.3%
The Coca-Cola Company	527,216	28,527,658	0.3%
The Procter & Gamble Company	332,623	44,880,821	0.5%
Walmart, Inc.	186,546	26,306,717	0.3%
OTHER SECURITIES		430,483,549	4.6%
		616,420,895
Energy - 2.9%
Chevron Corp.	262,590	27,503,677	0.3%
Exxon Mobil Corp.	575,180	36,282,354	0.4%
Royal Dutch Shell PLC, A Shares	667,069	13,373,310	0.2%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
Royal Dutch Shell PLC, B Shares	602,809	$11,702,201	0.1%
OTHER SECURITIES		176,245,527	1.9%
		265,107,069
Financials - 12.8%
Bank of America Corp.	1,024,540	42,241,784	0.5%
Berkshire Hathaway, Inc., Class B (A)	257,508	71,566,623	0.8%
JPMorgan Chase & Co.	411,273	63,969,402	0.7%
Wells Fargo & Company	561,597	25,434,728	0.3%
OTHER SECURITIES		992,637,542	10.5%
		1,195,850,079
Health care - 12.4%
Abbott Laboratories	241,403	27,985,850	0.3%
AbbVie, Inc.	239,963	27,029,432	0.3%
AstraZeneca PLC	213,510	25,651,972	0.3%
Johnson & Johnson	357,780	58,940,677	0.7%
Merck & Company, Inc.	344,012	26,753,813	0.3%
Novartis AG	361,140	32,945,552	0.4%
Pfizer, Inc.	760,517	29,781,846	0.3%
Roche Holding AG	114,271	43,061,636	0.5%
Roche Holding AG, Bearer Shares	5,205	2,116,875	0.0%
Thermo Fisher Scientific, Inc.	53,398	26,937,689	0.3%
UnitedHealth Group, Inc.	128,214	51,342,014	0.6%
OTHER SECURITIES		804,343,611	8.4%
		1,156,890,967
Industrials - 11.1%		1,036,815,210	11.1%
Information technology - 19.0%
Accenture PLC, Class A	86,361	25,458,359	0.3%
Adobe, Inc. (A)	64,942	38,032,633	0.4%
Apple, Inc.	2,131,190	291,887,782	3.2%
ASML Holding NV	68,231	47,101,175	0.5%
Broadcom, Inc.	55,473	26,451,745	0.3%
Cisco Systems, Inc.	572,553	30,345,309	0.3%
Intel Corp.	548,613	30,799,134	0.3%
Mastercard, Inc., Class A	118,851	43,391,312	0.5%
Microsoft Corp.	1,023,259	277,200,863	3.0%
NVIDIA Corp.	84,642	67,722,064	0.7%
PayPal Holdings, Inc. (A)	159,602	46,520,791	0.5%
salesforce.com, Inc. (A)	125,809	30,731,364	0.3%
Visa, Inc., Class A	229,853	53,744,228	0.6%
OTHER SECURITIES		756,989,896	8.1%
		1,766,376,655
Materials - 4.4%		406,073,292	4.4%
Real estate - 3.3%		307,219,805	3.3%
Utilities - 2.7%		248,209,746	2.7%
TOTAL COMMON STOCKS (Cost $4,317,023,094)		$8,824,255,132
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		11,074,129	0.1%
Consumer staples - 0.1%		3,060,375	0.1%
Health care - 0.0%		2,218,925	0.0%
Materials - 0.0%		550,102	0.0%
TOTAL PREFERRED SECURITIES (Cost $9,941,317)		$16,903,531
RIGHTS - 0.0%		99,495	0.0%
TOTAL RIGHTS (Cost $73,641)		$99,495
WARRANTS - 0.0%		147,509	0.0%
TOTAL WARRANTS (Cost $15,655)		$147,509

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 4.8%
U.S. Government - 1.7%
U.S. Treasury Bill, 0.040%, 08/03/2021 *	$136,000,000	$135,994,166	1.5%
OTHER SECURITIES		17,798,054	0.2%
		153,792,220
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note, 0.008%, 08/27/2021 *	11,000,000	10,999,303	0.1%
Federal Home Loan Bank Discount Note, 0.009%, 07/30/2021 *	5,700,000	5,699,862	0.1%
Federal Home Loan Bank Discount Note, 0.015%, 07/09/2021 *	4,300,000	4,299,971	0.0%
Federal Home Loan Bank Discount Note, 0.015%, 08/27/2021 *	13,000,000	12,999,177	0.1%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	4,700,000	4,699,941	0.0%
Federal Home Loan Bank Discount Note, 0.020%, 09/03/2021 *	100,000,000	99,991,111	1.1%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	7,000,000	6,999,572	0.1%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note, 0.040%, 07/27/2021 *	$80,000,000	$79,998,266	0.9%
		225,687,203
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.0324% (B)(C)	4,731,904	47,340,809	0.5%
Repurchase agreement - 0.2%		20,230,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $447,059,167)		$447,050,232
Total Investments (Strategic Equity Allocation Trust) (Cost $4,774,112,874) - 99.8%		$9,288,455,899	99.8%
Other assets and liabilities, net - 0.2%		22,565,222	0.2%
TOTAL NET ASSETS - 100.0%		$9,311,021,121	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,727	Long	Sep 2021	$202,574,804	$198,959,035	$(3,615,769)
Russell 2000 E-Mini Index Futures	215	Long	Sep 2021	24,789,411	24,808,850	19,439
S&P 500 Index E-Mini Futures	976	Long	Sep 2021	204,663,158	209,283,680	4,620,522
S&P Mid 400 Index E-Mini Futures	105	Long	Sep 2021	28,618,181	28,270,200	(347,981)
						$676,211

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.6%
Communication services - 10.7%
Alphabet, Inc., Class C (A)	12,262	$30,732,487	3.4%
AT&T, Inc.	130,688	3,761,201	0.4%
Comcast Corp., Class A	84,640	4,826,173	0.5%
Facebook, Inc., Class A (A)	51,931	18,056,928	2.0%
Netflix, Inc. (A)	8,118	4,288,009	0.5%
The Walt Disney Company (A)	33,435	5,876,870	0.7%
T-Mobile US, Inc. (A)	23,046	3,337,752	0.4%
Verizon Communications, Inc.	75,245	4,215,977	0.5%
OTHER SECURITIES		21,918,386	2.3%
		97,013,783
Consumer discretionary - 12.4%
Amazon.com, Inc. (A)	9,239	31,783,638	3.5%
NIKE, Inc., Class B	28,917	4,467,387	0.5%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Tesla, Inc. (A)	17,704	$12,033,409	1.3%
The Home Depot, Inc.	19,456	6,204,324	0.7%
OTHER SECURITIES		57,982,085	6.4%
		112,470,843
Consumer staples - 5.6%
Costco Wholesale Corp.	8,015	3,171,295	0.4%
PepsiCo, Inc.	25,092	3,717,882	0.4%
The Coca-Cola Company	78,888	4,268,630	0.5%
The Procter & Gamble Company	44,679	6,028,537	0.7%
Walmart, Inc.	51,237	7,225,442	0.8%
OTHER SECURITIES		27,002,581	2.8%
		51,414,367

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 3.0%
Chevron Corp.	35,846	$3,754,510	0.4%
Exxon Mobil Corp.	78,073	4,924,845	0.6%
OTHER SECURITIES		18,667,988	2.0%
		27,347,343
Financials - 11.1%
Bank of America Corp.	157,031	6,474,388	0.7%
Berkshire Hathaway, Inc., Class B (A)	41,557	11,549,521	1.3%
JPMorgan Chase & Co.	55,188	8,583,942	1.0%
Morgan Stanley	34,141	3,130,388	0.4%
State Street Corp.	6,290	517,541	0.1%
Wells Fargo & Company	75,236	3,407,438	0.4%
OTHER SECURITIES		67,074,088	7.2%
		100,737,306
Health care - 12.4%
Abbott Laboratories	32,646	3,784,651	0.4%
AbbVie, Inc.	32,840	3,699,098	0.4%
Danaher Corp.	12,992	3,486,533	0.4%
Eli Lilly & Company	17,620	4,044,142	0.5%
Johnson & Johnson	48,087	7,921,852	0.9%
Merck & Company, Inc.	46,028	3,579,598	0.4%
Pfizer, Inc.	102,379	4,009,162	0.5%
Thermo Fisher Scientific, Inc.	7,126	3,594,853	0.4%
UnitedHealth Group, Inc.	17,336	6,942,028	0.8%
OTHER SECURITIES		72,058,324	7.7%
		113,120,241
Industrials - 8.7%
United Parcel Service, Inc., Class B	16,108	3,349,981	0.4%
OTHER SECURITIES		75,451,176	8.3%
		78,801,157
Information technology - 25.2%
Adobe, Inc. (A)	8,784	5,144,262	0.6%
Apple, Inc.	305,741	41,874,287	4.6%
Broadcom, Inc.	7,470	3,561,995	0.4%
Cisco Systems, Inc.	76,920	4,076,760	0.5%
Intel Corp.	73,458	4,123,932	0.5%
Mastercard, Inc., Class A	18,201	6,645,003	0.7%
Microsoft Corp.	137,927	37,364,424	4.1%
NVIDIA Corp.	11,439	9,152,344	1.0%
Oracle Corp.	52,513	4,087,612	0.5%
PayPal Holdings, Inc. (A)	21,633	6,305,587	0.7%
salesforce.com, Inc. (A)	17,153	4,189,963	0.5%
Texas Instruments, Inc.	16,691	3,209,679	0.4%
Visa, Inc., Class A	35,691	8,345,270	0.9%
OTHER SECURITIES		90,764,142	9.8%
		228,845,260
Materials - 2.3%		20,852,238	2.3%
Real estate - 3.1%		28,110,783	3.1%
Utilities - 2.1%		19,365,093	2.1%
TOTAL COMMON STOCKS (Cost $333,173,911)		$878,078,414
PREFERRED SECURITIES - 0.0%
Consumer discretionary - 0.0%		28,145	0.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Energy - 0.0%		$2,652	0.0%
Industrials - 0.0%		11,929	0.0%
TOTAL PREFERRED SECURITIES (Cost $84,689)		$42,726
CORPORATE BONDS - 0.0%
Financials - 0.0%		886	0.0%
TOTAL CORPORATE BONDS (Cost $886)		$886
RIGHTS - 0.0%		6,147	0.0%
TOTAL RIGHTS (Cost $6,508)		$6,147
WARRANTS - 0.0%		3,323	0.0%
TOTAL WARRANTS (Cost $139,061)		$3,323
SHORT-TERM INVESTMENTS - 4.3%
U.S. Government - 0.5%
U.S. Treasury Bill, 0.023%, 09/09/2021 *	$5,000,000	4,999,538	0.5%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note, 0.011%, 08/06/2021 *	3,000,000	2,999,880	0.4%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	12,000,000	11,999,267	1.3%
		14,999,147
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	922,812	9,232,360	1.0%
Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,597,000 on 7-1-21, collateralized by $10,114,800 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,789,031)	$9,597,000	9,597,000	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,828,673)		$38,828,045
Total Investments (Total Stock Market Index Trust) (Cost $372,233,728) - 100.9%		$916,959,541	100.9%
Other assets and liabilities, net - (0.9)%		(8,502,794)	(0.9)%
TOTAL NET ASSETS - 100.0%		$908,456,747	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	46	Long	Sep 2021	$5,286,243	$5,307,940	$21,697
S&P 500 Index E-Mini Futures	124	Long	Sep 2021	26,254,712	26,589,320	334,608
						$356,305

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-21:
Capital Appreciation Trust
United States	83.4%
Canada	5.9%
France	4.4%
Netherlands	1.8%
Taiwan	1.7%
Sweden	1.1%
Other countries	1.7%
TOTAL	100.0%
Financial Industries Trust
United States	86.1%
Canada	4.6%
United Kingdom	2.7%
Switzerland	1.4%
Spain	1.0%
France	1.0%
Denmark	1.0%
Other countries	2.2%
TOTAL	100.0%
Health Sciences Trust
United States	87.4%
Germany	3.2%
United Kingdom	2.0%
Switzerland	1.8%
Netherlands	1.6%
China	1.3%
Denmark	1.0%
Other countries	1.7%
TOTAL	100.0%
Mid Value Trust
United States	81.0%
Canada	7.4%
United Kingdom	2.3%
Ireland	1.9%
Belgium	1.3%
Germany	1.0%
Other countries	5.1%
TOTAL	100.0%
Science & Technology Trust
United States	77.6%
China	6.5%
Germany	5.1%
South Korea	3.8%
Russia	1.2%
United Kingdom	1.0%
Other countries	4.8%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.7%
Japan	6.9%
United Kingdom	4.2%
France	3.3%
Switzerland	3.2%
Germany	2.8%
Australia	2.2%
Netherlands	1.8%
Ireland	1.1%
Sweden	1.0%
Other countries	4.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$7,722,481,885	$1,438,751,803	$253,080,024	$1,095,023,124
Affiliated investments, at value	1,036,455	—	—	—
Repurchase agreements, at value	9,525,000	—	—	—
Total investments, at value	7,733,043,340	1,438,751,803	253,080,024	1,095,023,124
Receivable for futures variation margin	309,234	—	—	—
Cash	6,730	—	—	—
Collateral held at broker for futures contracts	10,406,000	—	—	—
Dividends and interest receivable	4,358,056	—	—	—
Receivable for fund shares sold	5,240	—	993	5,820
Receivable for investments sold	—	957,967	2,136,417	12,947,169
Receivable for securities lending income	875	—	—	—
Receivable from affiliates	68,319	—	—	—
Other assets	157,904	30,955	8,113	23,525
Total assets	7,748,355,698	1,439,740,725	255,225,547	1,107,999,638
Liabilities
Due to custodian	—	1,052	167	693
Payable for fund shares repurchased	13,842,446	933,578	2,133,263	12,934,844
Payable upon return of securities loaned	1,036,485	—	—	—
Payable to affiliates
Accounting and legal services fees	316,573	60,107	10,273	43,387
Other liabilities and accrued expenses	666,613	37,477	25,554	33,194
Total liabilities	15,862,117	1,032,214	2,169,257	13,012,118
Net assets	$7,732,493,581	$1,438,708,511	$253,056,290	$1,094,987,520
Net assets consist of
Paid-in capital	$2,578,521,625	$861,944,383	$131,480,499	$466,654,075
Total distributable earnings (loss)	5,153,971,956	576,764,128	121,575,791	628,333,445
Net assets	$7,732,493,581	$1,438,708,511	$253,056,290	$1,094,987,520
Unaffiliated investments, including repurchase agreements, at cost	$2,984,716,046	$1,011,849,344	$164,531,438	$710,267,808
Affiliated investments, at cost	$1,036,486	—	—	—
Securities loaned, at value	$1,016,056	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$4,912,173,287	$363,766,094	$45,056,185	$242,545,856
Shares outstanding	99,098,236	26,997,532	2,047,721	9,233,370
Net asset value, offering price and redemption price per share	$49.57	$13.47	$22.00	$26.27
Series II
Net assets	$90,157,078	$944,747,649	$174,885,553	$746,571,971
Shares outstanding	1,819,883	70,142,234	7,985,349	28,726,672
Net asset value, offering price and redemption price per share	$49.54	$13.47	$21.90	$25.99
Series III
Net assets	—	$130,194,768	$33,114,552	$105,869,693
Shares outstanding	—	9,638,860	1,502,278	4,043,903
Net asset value, offering price and redemption price per share	—	$13.51	$22.04	$26.18
Series NAV
Net assets	$2,730,163,216	—	—	—
Shares outstanding	55,068,544	—	—	—
Net asset value, offering price and redemption price per share	$49.58	—	—	—
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$1,082,280,216	$512,423,975	$2,458,720,238	$766,814,164
Affiliated investments, at value	—	—	6,157,780	—
Total investments, at value	1,082,280,216	512,423,975	2,464,878,018	766,814,164
Dividends and interest receivable	—	—	169,423	140,773
Receivable for fund shares sold	—	—	—	37,239
Receivable for investments sold	7,969,847	704,225	3,802,519	783,005
Receivable for securities lending income	—	—	5,710	1,838
Other assets	23,465	13,413	57,421	22,566
Total assets	1,090,273,528	513,141,613	2,468,913,091	767,799,585
Liabilities
Due to custodian	760	367	—	—
Payable for investments purchased	—	—	2,075,490	207,629
Payable for fund shares repurchased	7,953,094	695,166	1,563,727	552,560
Payable upon return of securities loaned	—	—	6,158,223	—
Payable to affiliates
Accounting and legal services fees	44,796	20,764	96,863	28,247
Other liabilities and accrued expenses	33,384	27,974	269,229	101,494
Total liabilities	8,032,034	744,271	10,163,532	889,930
Net assets	$1,082,241,494	$512,397,342	$2,458,749,559	$766,909,655
Net assets consist of
Paid-in capital	$724,768,326	$388,817,541	$769,663,189	$283,033,443
Total distributable earnings (loss)	357,473,168	123,579,801	1,689,086,370	483,876,212
Net assets	$1,082,241,494	$512,397,342	$2,458,749,559	$766,909,655
Unaffiliated investments, including repurchase agreements, at cost	$806,832,320	$386,433,398	$1,294,417,799	$489,620,749
Affiliated investments, at cost	—	—	$6,158,023	—
Securities loaned, at value	—	—	$6,028,963	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$325,207,537	$161,924,813	$404,511,099	$274,030,916
Shares outstanding	17,984,126	7,243,483	8,950,102	32,759,147
Net asset value, offering price and redemption price per share	$18.08	$22.35	$45.20	$8.37
Series II
Net assets	$541,662,983	$312,810,561	$152,715,224	$88,533,424
Shares outstanding	30,121,772	14,015,446	3,534,749	12,249,426
Net asset value, offering price and redemption price per share	$17.98	$22.32	$43.20	$7.23
Series III
Net assets	$215,370,974	$37,661,968	—	—
Shares outstanding	11,917,137	1,687,891	—	—
Net asset value, offering price and redemption price per share	$18.07	$22.31	—	—
Series NAV
Net assets	—	—	$1,901,523,236	$404,345,315
Shares outstanding	—	—	42,003,304	47,957,658
Net asset value, offering price and redemption price per share	—	—	$45.27	$8.43
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$481,344,869	$319,717,517	$263,096,440	$1,662,371,416
Affiliated investments, at value	—	9,544,085	2,547,070	6,631,528
Repurchase agreements, at value	3,649,000	—	—	—
Total investments, at value	484,993,869	329,261,602	265,643,510	1,669,002,944
Cash	849	—	1,533,055	—
Foreign currency, at value	—	901,726	1,439,548	—
Collateral held at broker for futures contracts	—	—	128,790	—
Dividends and interest receivable	676,849	1,282,042	1,528,184	2,537,999
Receivable for fund shares sold	9,721	1,312,199	144,893	—
Receivable for investments sold	547,612	942	626,651	—
Receivable for securities lending income	—	4,238	—	1,865
Interfund lending receivable	3,780	—	—	—
Other assets	13,884	13,321	11,034	47,623
Total assets	486,246,564	332,776,070	271,055,665	1,671,590,431
Liabilities
Written options, at value	6,141,041	—	—	—
Payable for futures variation margin	—	—	14,700	—
Foreign capital gains tax payable	—	—	13,502	—
Payable for investments purchased	3,532,208	286,607	733,164	3,520,457
Payable for fund shares repurchased	124,651	148,056	90,921	330,232
Payable upon return of securities loaned	—	9,544,107	2,539,215	6,669,672
Payable to affiliates
Accounting and legal services fees	19,809	13,659	10,823	71,349
Trustees' fees	—	275	219	—
Other liabilities and accrued expenses	84,141	31,566	61,232	179,715
Total liabilities	9,901,850	10,024,270	3,463,776	10,771,425
Net assets	$476,344,714	$322,751,800	$267,591,889	$1,660,819,006
Net assets consist of
Paid-in capital	$308,291,397	$290,283,609	$274,632,682	$1,083,527,375
Total distributable earnings (loss)	168,053,317	32,468,191	(7,040,793)	577,291,631
Net assets	$476,344,714	$322,751,800	$267,591,889	$1,660,819,006
Unaffiliated investments, including repurchase agreements, at cost	$400,299,749	$278,310,365	$226,151,767	$1,223,453,812
Affiliated investments, at cost	—	$9,544,213	$2,547,135	$6,631,740
Foreign currency, at cost	—	$907,642	$1,442,484	—
Premiums received on written options	$3,823,947	—	—	—
Securities loaned, at value	—	$11,428,106	$4,868,824	$6,533,050
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$10,067,619	$81,097,422	$7,026,380	$254,745,899
Shares outstanding	684,707	5,558,514	625,815	15,615,777
Net asset value, offering price and redemption price per share	$14.70	$14.59	$11.23	$16.31
Series II
Net assets	$284,476,383	$47,661,755	$35,746,314	$134,158,891
Shares outstanding	19,471,232	3,273,002	3,186,339	8,284,980
Net asset value, offering price and redemption price per share	$14.61	$14.56	$11.22	$16.19
Series NAV
Net assets	$181,800,712	$193,992,623	$224,819,195	$1,271,914,216
Shares outstanding	12,398,025	13,406,389	20,052,252	78,458,951
Net asset value, offering price and redemption price per share	$14.66	$14.47	$11.21	$16.21
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$167,786,372	$2,493,080,567	$787,914,762	$354,059,496
Repurchase agreements, at value	2,751,000	35,082,000	22,470,000	—
Total investments, at value	170,537,372	2,528,162,567	810,384,762	354,059,496
Unrealized appreciation on forward foreign currency contracts	—	—	—	280,865
Cash	9,622	450	52	—
Foreign currency, at value	55	28	—	167,840
Collateral segregated at custodian for OTC derivative contracts	—	—	—	490,000
Dividends and interest receivable	264,266	307,652	403,597	828,250
Receivable for fund shares sold	2,123	—	—	—
Receivable for investments sold	1,219,044	—	10,455,213	167,116
Other assets	6,996	54,037	20,322	14,947
Total assets	172,039,478	2,528,524,734	821,263,946	356,008,514
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	319,180
Payable for investments purchased	1,228,109	—	11,841,726	166,462
Payable for fund shares repurchased	216,034	561,158	2,484,045	1,855,777
Payable to affiliates
Accounting and legal services fees	7,529	102,304	33,805	15,836
Trustees' fees	—	—	—	298
Other liabilities and accrued expenses	49,358	238,949	103,306	65,603
Total liabilities	1,501,030	902,411	14,462,882	2,423,156
Net assets	$170,538,448	$2,527,622,323	$806,801,064	$353,585,358
Net assets consist of
Paid-in capital	$117,911,057	$1,065,528,346	$410,693,936	$282,896,993
Total distributable earnings (loss)	52,627,391	1,462,093,977	396,107,128	70,688,365
Net assets	$170,538,448	$2,527,622,323	$806,801,064	$353,585,358
Unaffiliated investments, including repurchase agreements, at cost	$133,663,001	$1,343,138,443	$568,191,942	$284,713,300
Foreign currency, at cost	$55	$28	—	$167,848
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$117,473,130	$132,075,764	$473,272,621	$276,603,041
Shares outstanding	7,766,201	3,647,679	15,442,890	11,707,613
Net asset value, offering price and redemption price per share	$15.13	$36.21	$30.65	$23.63
Series II
Net assets	$21,414,750	$58,671,806	$180,730,741	$28,970,519
Shares outstanding	1,430,934	1,627,152	5,860,362	1,233,327
Net asset value, offering price and redemption price per share	$14.97	$36.06	$30.84	$23.49
Series NAV
Net assets	$31,650,568	$2,336,874,753	$152,797,702	$48,011,798
Shares outstanding	2,099,577	64,118,084	4,982,557	2,034,265
Net asset value, offering price and redemption price per share	$15.07	$36.45	$30.67	$23.60
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$338,573,904	$925,306,079	$127,332,665	—
Affiliated investments, at value	—	8,675,544	1,975,132	$1,200,909,418
Total investments, at value	338,573,904	933,981,623	129,307,797	1,200,909,418
Cash	—	16,704	1,088,791	—
Foreign currency, at value	4,716	11,658,868	232,162	—
Collateral held at broker for futures contracts	—	1,593,586	50,456	—
Dividends and interest receivable	226,046	3,137,417	500,611	—
Receivable for fund shares sold	342,059	239,609	39	391,646
Receivable for investments sold	783,841	—	39,371	—
Receivable for securities lending income	—	12,279	—	—
Receivable from affiliates	—	10,597	—	—
Other assets	11,071	31,042	6,206	25,159
Total assets	339,941,637	950,681,725	131,225,433	1,201,326,223
Liabilities
Payable for futures variation margin	—	167,059	6,440	—
Foreign capital gains tax payable	—	436,485	—	—
Payable for investments purchased	1,074,275	1,713,457	—	381,731
Payable for fund shares repurchased	45,576	778,698	187,028	1,769
Payable upon return of securities loaned	—	7,364,452	1,979,678	—
Payable to affiliates
Accounting and legal services fees	13,054	38,380	5,424	49,209
Trustees' fees	—	773	109	—
Other liabilities and accrued expenses	72,282	112,805	68,342	56,204
Total liabilities	1,205,187	10,612,109	2,247,021	488,913
Net assets	$338,736,450	$940,069,616	$128,978,412	$1,200,837,310
Net assets consist of
Paid-in capital	$164,509,642	$600,332,862	$106,783,635	$956,901,534
Total distributable earnings (loss)	174,226,808	339,736,754	22,194,777	243,935,776
Net assets	$338,736,450	$940,069,616	$128,978,412	$1,200,837,310
Unaffiliated investments, including repurchase agreements, at cost	$210,048,881	$613,000,965	$114,712,405	—
Affiliated investments, at cost	—	$8,617,061	$1,975,197	$1,015,316,897
Foreign currency, at cost	$4,742	$11,811,666	$234,797	—
Securities loaned, at value	—	$13,941,022	$3,126,802	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$81,201,894	$392,515,485	$27,391,894	$41,043,089
Shares outstanding	2,409,002	18,380,383	1,662,863	2,363,478
Net asset value, offering price and redemption price per share	$33.71	$21.36	$16.47	$17.37
Series II
Net assets	$80,074,026	$24,857,794	$15,462,875	$1,007,146,751
Shares outstanding	2,643,041	1,163,603	940,968	57,944,577
Net asset value, offering price and redemption price per share	$30.30	$21.36	$16.43	$17.38
Series NAV
Net assets	$177,460,530	$522,696,337	$86,123,643	$152,647,470
Shares outstanding	5,162,303	24,478,389	5,223,760	8,796,685
Net asset value, offering price and redemption price per share	$34.38	$21.35	$16.49	$17.35
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Index Trust
Unaffiliated investments, at value (including securities loaned)	—	—	—	$1,451,748,004
Affiliated investments, at value	$234,882,302	$6,440,890,193	$365,164,802	6,098,615
Repurchase agreements, at value	—	—	—	6,487,000
Total investments, at value	234,882,302	6,440,890,193	365,164,802	1,464,333,619
Receivable for futures variation margin	—	—	—	85,747
Cash	—	—	—	8,842
Collateral held at broker for futures contracts	—	—	—	5,142,000
Dividends and interest receivable	—	—	—	1,102,979
Receivable for fund shares sold	2,458	45,234	62,294	—
Receivable for investments sold	298,339	1,424,955	—	6,334,461
Receivable for securities lending income	—	—	—	930
Receivable from affiliates	1,379	—	1,591	—
Other assets	7,854	129,607	10,111	33,905
Total assets	235,192,332	6,442,489,989	365,238,798	1,477,042,483
Liabilities
Due to custodian	—	719	—	—
Payable for investments purchased	—	—	56,924	—
Payable for fund shares repurchased	300,501	1,424,808	4,469	1,944,898
Payable upon return of securities loaned	—	—	—	6,098,610
Payable to affiliates
Accounting and legal services fees	9,545	267,901	15,005	61,229
Other liabilities and accrued expenses	37,867	180,315	40,154	152,390
Total liabilities	347,913	1,873,743	116,552	8,257,127
Net assets	$234,844,419	$6,440,616,246	$365,122,246	$1,468,785,356
Net assets consist of
Paid-in capital	$211,467,534	$4,586,703,943	$302,487,061	$890,204,565
Total distributable earnings (loss)	23,376,885	1,853,912,303	62,635,185	578,580,791
Net assets	$234,844,419	$6,440,616,246	$365,122,246	$1,468,785,356
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$1,070,059,246
Affiliated investments, at cost	$216,921,550	$5,133,729,602	$319,477,076	$6,098,619
Securities loaned, at value	—	—	—	$6,588,372
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$18,559,906	$250,651,237	$16,057,395	$1,107,492,705
Shares outstanding	1,264,419	12,945,911	976,222	44,218,004
Net asset value, offering price and redemption price per share	$14.68	$19.36	$16.45	$25.05
Series II
Net assets	$206,297,842	$5,638,720,844	$307,698,491	$74,741,572
Shares outstanding	14,050,957	291,244,901	18,688,744	3,006,231
Net asset value, offering price and redemption price per share	$14.68	$19.36	$16.46	$24.86
Series NAV
Net assets	$9,986,671	$551,244,165	$41,366,360	$286,551,079
Shares outstanding	680,807	28,479,211	2,515,127	11,438,976
Net asset value, offering price and redemption price per share	$14.67	$19.36	$16.45	$25.05
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$960,081,008	$669,919,671	$372,088,456	$1,152,349,885
Affiliated investments, at value	29,973,961	2,828,667	—	9,696,971
Repurchase agreements, at value	13,800,000	—	—	19,536,000
Total investments, at value	1,003,854,969	672,748,338	372,088,456	1,181,582,856
Cash	29,458	—	—	809
Foreign currency, at value	—	126,203	—	687,597
Unrealized appreciation on unfunded commitments	2,117,102	—	—	—
Dividends and interest receivable	66,766	1,141,692	792,535	280,107
Receivable for fund shares sold	97,301	—	71,255	—
Receivable for investments sold	106,381	2,666,808	—	3,454,812
Receivable for securities lending income	9,793	133	—	15,074
Other assets	40,564	19,016	11,298	28,843
Total assets	1,006,322,334	676,702,190	372,963,544	1,186,050,098
Liabilities
Payable for investments purchased	2,694,786	913,349	348,640	2,511,096
Payable for fund shares repurchased	—	1,524,257	201,866	1,190,677
Payable upon return of securities loaned	29,974,300	2,828,683	—	9,697,384
Payable to affiliates
Accounting and legal services fees	36,835	28,574	15,231	44,334
Trustees' fees	7,789	—	—	—
Other liabilities and accrued expenses	132,415	97,227	74,252	153,673
Total liabilities	32,846,125	5,392,090	639,989	13,597,164
Net assets	$973,476,209	$671,310,100	$372,323,555	$1,172,452,934
Net assets consist of
Paid-in capital	$320,343,325	$449,034,782	$292,097,527	$507,082,809
Total distributable earnings (loss)	653,132,884	222,275,318	80,226,028	665,370,125
Net assets	$973,476,209	$671,310,100	$372,323,555	$1,172,452,934
Unaffiliated investments, including repurchase agreements, at cost	$722,391,567	$513,198,530	$303,420,076	$906,660,098
Affiliated investments, at cost	$29,974,462	$2,828,681	—	$9,697,196
Foreign currency, at cost	—	$126,494	—	$611,280
Securities loaned, at value	$29,108,796	$2,741,647	—	$9,489,636
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$235,499,516	$254,949,576	$70,758,059	$929,451,554
Shares outstanding	8,311,829	20,950,811	3,040,328	20,177,851
Net asset value, offering price and redemption price per share	$28.33	$12.17	$23.27	$46.06
Series II
Net assets	$114,333,865	$56,741,048	$38,076,717	$83,613,727
Shares outstanding	4,419,713	4,661,751	1,638,982	1,946,448
Net asset value, offering price and redemption price per share	$25.87	$12.17	$23.23	$42.96
Series NAV
Net assets	$623,642,828	$359,619,476	$263,488,779	$159,387,653
Shares outstanding	21,583,458	29,766,021	11,398,366	3,404,034
Net asset value, offering price and redemption price per share	$28.89	$12.08	$23.12	$46.82
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$700,271,925	$166,434,480	$438,614,188	$545,862,834
Affiliated investments, at value	5,698,446	437,936	9,241,650	218,223
Repurchase agreements, at value	9,600,000	—	1,800,000	15,700,000
Total investments, at value	715,570,371	166,872,416	449,655,838	561,781,057
Receivable for futures variation margin	49,531	—	—	—
Cash	7,824	—	68,163	57
Foreign currency, at value	—	—	9	54
Collateral held at broker for futures contracts	2,891,600	—	—	—
Dividends and interest receivable	477,560	96,754	68,312	697,200
Receivable for fund shares sold	4,823	93,472	21,569	41,787
Receivable for investments sold	—	638,655	1,094,131	2,908,982
Receivable for securities lending income	12,783	10	15,141	—
Other assets	18,362	7,079	13,636	15,555
Total assets	719,032,854	167,708,386	450,936,799	565,444,692
Liabilities
Due to custodian	—	42,450	—	—
Unrealized depreciation on unfunded commitments	—	—	70,880	—
Payable for investments purchased	169,380	197,778	2,838,632	2,010,032
Payable for fund shares repurchased	876,427	6,236	186,364	306,570
Payable upon return of securities loaned	5,679,303	435,768	9,255,746	218,225
Payable to affiliates
Accounting and legal services fees	28,532	7,342	16,770	23,695
Other liabilities and accrued expenses	90,878	47,769	63,694	75,392
Total liabilities	6,844,520	737,343	12,432,086	2,633,914
Net assets	$712,188,334	$166,971,043	$438,504,713	$562,810,778
Net assets consist of
Paid-in capital	$383,992,614	$104,624,954	$236,363,519	$405,919,780
Total distributable earnings (loss)	328,195,720	62,346,089	202,141,194	156,890,998
Net assets	$712,188,334	$166,971,043	$438,504,713	$562,810,778
Unaffiliated investments, including repurchase agreements, at cost	$492,224,715	$121,999,212	$376,109,779	$438,631,967
Affiliated investments, at cost	$5,698,680	$437,951	$9,241,788	$218,225
Foreign currency, at cost	—	—	$9	$55
Securities loaned, at value	$16,168,899	$425,948	$8,980,464	$213,065
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$505,657,558	$94,673,736	$129,133,160	$192,135,640
Shares outstanding	26,410,814	2,912,572	10,354,956	10,852,913
Net asset value, offering price and redemption price per share	$19.15	$32.51	$12.47	$17.70
Series II
Net assets	$39,750,449	$37,270,234	$39,562,502	$28,521,749
Shares outstanding	2,092,688	1,175,732	3,479,306	1,625,613
Net asset value, offering price and redemption price per share	$18.99	$31.70	$11.37	$17.55
Series NAV
Net assets	$166,780,327	$35,027,073	$269,809,051	$342,153,389
Shares outstanding	8,697,474	1,085,653	21,186,377	19,411,521
Net asset value, offering price and redemption price per share	$19.18	$32.26	$12.74	$17.63
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$173,890,926	$9,220,885,090	$898,130,181
Affiliated investments, at value	516,177	47,340,809	9,232,360
Repurchase agreements, at value	—	20,230,000	9,597,000
Total investments, at value	174,407,103	9,288,455,899	916,959,541
Receivable for futures variation margin	—	—	47,282
Cash	—	16,478	12,606
Foreign currency, at value	—	5,827,848	110
Collateral held at broker for futures contracts	—	50,740,868	1,865,800
Dividends and interest receivable	74,431	14,056,951	490,949
Receivable for fund shares sold	—	—	255,427
Receivable for investments sold	746,699	2,923,636	—
Receivable for securities lending income	786	59,360	16,838
Other assets	7,583	239,131	22,812
Total assets	175,236,602	9,362,320,171	919,671,365
Liabilities
Payable for futures variation margin	—	1,159,975	—
Payable for investments purchased	804,632	391	—
Payable for fund shares repurchased	45,968	1,187,535	1,820,333
Payable upon return of securities loaned	515,526	47,332,776	9,228,874
Payable to affiliates
Accounting and legal services fees	7,246	386,708	36,846
Other liabilities and accrued expenses	45,107	1,231,665	128,565
Total liabilities	1,418,479	51,299,050	11,214,618
Net assets	$173,818,123	$9,311,021,121	$908,456,747
Net assets consist of
Paid-in capital	$105,039,843	$3,073,102,031	$269,087,374
Total distributable earnings (loss)	68,778,280	6,237,919,090	639,369,373
Net assets	$173,818,123	$9,311,021,121	$908,456,747
Unaffiliated investments, including repurchase agreements, at cost	$119,891,708	$4,726,771,289	$363,001,161
Affiliated investments, at cost	$516,182	$47,341,585	$9,232,567
Foreign currency, at cost	—	$5,862,225	$110
Securities loaned, at value	$504,188	$62,510,668	$8,911,447
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$61,018,197	—	$614,271,453
Shares outstanding	4,976,595	—	20,340,214
Net asset value, offering price and redemption price per share	$12.26	—	$30.20
Series II
Net assets	$46,189,143	—	$51,144,513
Shares outstanding	3,958,817	—	1,703,429
Net asset value, offering price and redemption price per share	$11.67	—	$30.02
Series NAV
Net assets	$66,610,783	$9,311,021,121	$243,040,781
Shares outstanding	5,467,565	392,103,338	8,047,166
Net asset value, offering price and redemption price per share	$12.18	$23.75	$30.20
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$51,508,076	$4,756,907	$691,233	$1,331,612
Interest	35,665	—	—	—
Securities lending	22,294	—	—	—
Less foreign taxes withheld	(4,846)	—	—	—
Total investment income	51,561,189	4,756,907	691,233	1,331,612
Expenses
Investment management fees	16,636,605	—	—	—
Distribution and service fees	1,252,420	4,776,343	821,378	3,555,611
Accounting and legal services fees	492,725	94,912	16,512	70,196
Trustees' fees	66,754	13,861	2,472	10,189
Custodian fees	369,174	5,951	5,951	5,951
Printing and postage	45,172	16,217	7,377	13,586
Professional fees	75,281	21,945	11,580	18,962
Other	100,957	17,390	7,032	13,816
Total expenses	19,039,088	4,946,619	872,302	3,688,311
Less expense reductions	(8,758,320)	(348,039)	(80,931)	(376,424)
Net expenses	10,280,768	4,598,580	791,371	3,311,887
Net investment income (loss)	41,280,421	158,327	(100,138)	(1,980,275)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,971,075	63,069,706	7,720,256	37,979,051
Affiliated investments	(998)	—	—	—
Capital gain distributions received from unaffiliated investments	—	46,915,865	12,090,724	137,834,946
Futures contracts	33,576,833	—	—	—
	65,546,910	109,985,571	19,810,980	175,813,997
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	918,727,677	25,450,917	7,271,269	(45,985,764)
Affiliated investments	649	—	—	—
Futures contracts	(2,455,966)	—	—	—
	916,272,360	25,450,917	7,271,269	(45,985,764)
Net realized and unrealized gain (loss)	981,819,270	135,436,488	27,082,249	129,828,233
Increase in net assets from operations	$1,023,099,691	$135,594,815	$26,982,111	$127,847,958
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$4,346,275	$294,889	$4,229,416	$1,211,362
Interest	—	—	2,479	372
Securities lending	—	—	8,833	300
Less foreign taxes withheld	—	—	(7,792)	(63,012)
Total investment income	4,346,275	294,889	4,232,936	1,149,022
Expenses
Investment management fees	—	—	8,645,833	2,550,689
Distribution and service fees	3,197,140	1,728,658	281,096	173,265
Accounting and legal services fees	70,513	33,716	155,132	47,553
Trustees' fees	10,176	5,183	22,667	7,059
Custodian fees	5,951	5,951	144,803	50,581
Printing and postage	13,411	9,171	20,694	9,794
Professional fees	18,507	13,826	40,313	24,842
Other	14,049	9,276	42,385	18,383
Total expenses	3,329,747	1,805,781	9,352,923	2,882,166
Less expense reductions	(233,175)	(54,017)	(407,924)	(31,827)
Net expenses	3,096,572	1,751,764	8,944,999	2,850,339
Net investment income (loss)	1,249,703	(1,456,875)	(4,712,063)	(1,701,317)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,171,941	7,548,408	211,608,845	86,154,788
Affiliated investments	—	—	(209)	(647)
Capital gain distributions received from unaffiliated investments	10,426,556	—	—	—
	29,598,497	7,548,408	211,608,636	86,154,141
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	107,968,279	16,408,383	74,012,232	(14,638,030)
Affiliated investments	—	—	(232)	946
	107,968,279	16,408,383	74,012,000	(14,637,084)
Net realized and unrealized gain (loss)	137,566,776	23,956,791	285,620,636	71,517,057
Increase in net assets from operations	$138,816,479	$22,499,916	$280,908,573	$69,815,740
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Dividends from unaffiliated investments	$2,003,135	$8,539,676	$4,509,338	$20,018,040
Interest	1,628,298	310	687	99,253
Securities lending	—	55,445	46,718	14,801
Less foreign taxes withheld	(4,444)	(913,083)	(432,305)	(478,277)
Total investment income	3,626,989	7,682,348	4,124,438	19,653,817
Expenses
Investment management fees	1,884,180	1,230,682	1,125,081	5,532,511
Distribution and service fees	358,391	80,136	45,323	223,431
Accounting and legal services fees	30,844	21,393	17,092	110,816
Trustees' fees	4,462	3,506	2,746	15,503
Custodian fees	31,498	62,712	117,698	83,646
Printing and postage	8,556	7,701	8,685	15,643
Professional fees	27,427	36,445	31,796	34,706
Other	15,346	14,785	16,216	38,069
Total expenses	2,360,704	1,457,360	1,364,637	6,054,325
Less expense reductions	(97,634)	(13,869)	(11,017)	(242,804)
Net expenses	2,263,070	1,443,491	1,353,620	5,811,521
Net investment income	1,363,919	6,238,857	2,770,818	13,842,296
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,954,247	24,838,348	3,280,343	87,827,226
Affiliated investments	(15)	(623)	(733)	(1,655)
Futures contracts	—	—	41,438	—
Written options	1,488,551	—	—	—
	33,442,783	24,837,725	3,321,048	87,825,571
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	8,125,381	4,112,109	31,251,948	169,910,778
Affiliated investments	7	(71)	131	250
Futures contracts	—	—	(50,998)	—
Written options	241,853	—	—	—
	8,367,241	4,112,038	31,201,081	169,911,028
Net realized and unrealized gain (loss)	41,810,024	28,949,763	34,522,129	257,736,599
Increase in net assets from operations	$43,173,943	$35,188,620	$37,292,947	$271,578,895
The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$1,498,652	$10,484,339	$6,311,047	$6,817,819
Interest	39	2,702	951	—
Securities lending	54	—	—	—
Less foreign taxes withheld	(17,832)	(255,931)	(224,888)	(316,692)
Total investment income	1,480,913	10,231,110	6,087,110	6,501,127
Expenses
Investment management fees	605,727	7,927,810	2,557,029	1,373,984
Distribution and service fees	50,243	98,866	325,037	102,588
Accounting and legal services fees	11,192	160,386	52,049	22,102
Trustees' fees	1,522	21,509	6,955	3,789
Custodian fees	12,928	129,108	42,358	54,439
Printing and postage	6,570	17,931	9,917	37,428
Professional fees	23,463	35,822	24,741	43,483
Other	10,625	37,468	17,760	11,749
Total expenses	722,270	8,428,900	3,035,846	1,649,562
Less expense reductions	(6,867)	(102,588)	(43,923)	(15,022)
Net expenses	715,403	8,326,312	2,991,923	1,634,540
Net investment income	765,510	1,904,798	3,095,187	4,866,587
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,301,727	77,776,051	59,545,477	36,175,672
Affiliated investments	12	—	—	—
Forward foreign currency contracts	(625,234)	—	—	(252,021)
	13,676,505	77,776,051	59,545,477	35,923,651
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	9,378,704	351,706,588	84,466,396	1,260,160
Forward foreign currency contracts	656,480	—	—	451,011
	10,035,184	351,706,588	84,466,396	1,711,171
Net realized and unrealized gain (loss)	23,711,689	429,482,639	144,011,873	37,634,822
Increase in net assets from operations	$24,477,199	$431,387,437	$147,107,060	$42,501,409
The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,038,625	$14,368,917	$1,792,881	—
Dividends from affiliated investments	—	25,258	—	—
Securities lending	—	64,670	52,493	—
Less foreign taxes withheld	(19,415)	(1,462,694)	(192,401)	—
Total investment income	1,019,461	12,996,151	1,653,692	—
Expenses
Investment management fees	1,540,677	2,355,775	545,632	$240,231
Distribution and service fees	120,786	124,874	26,136	1,237,416
Accounting and legal services fees	21,226	60,438	8,487	78,009
Trustees' fees	3,262	9,732	1,429	11,107
Custodian fees	24,730	186,369	46,256	10,283
Printing and postage	7,651	11,030	6,423	14,874
Professional fees	30,593	37,780	31,071	25,594
Other	11,348	24,275	8,966	16,611
Total expenses	1,760,273	2,810,273	674,400	1,634,125
Less expense reductions	(88,235)	(1,142,923)	(5,404)	(29,102)
Net expenses	1,672,038	1,667,350	668,996	1,605,023
Net investment income (loss)	(652,577)	11,328,801	984,696	(1,605,023)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	15,332,901	4,667,159	4,655,560	—
Affiliated investments	—	25,350	(1,951)	12,930,554
Futures contracts	—	2,234,455	120,747	—
	15,332,901	6,926,964	4,774,356	12,930,554
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,008,119	62,038,728	7,900,571	—
Affiliated investments	—	97,285	1,363	55,137,468
Futures contracts	—	(766,735)	(29,902)	—
	12,008,119	61,369,278	7,872,032	55,137,468
Net realized and unrealized gain (loss)	27,341,020	68,296,242	12,646,388	68,068,022
Increase in net assets from operations	$26,688,443	$79,625,043	$13,631,084	$66,462,999
The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Index Trust
Dividends from unaffiliated investments	—	—	—	$9,341,588
Interest	—	—	—	5,441
Securities lending	—	—	—	6,149
Total investment income	—	—	—	9,353,178
Expenses
Investment management fees	$48,397	$1,316,799	$73,924	3,338,587
Distribution and service fees	263,546	7,103,636	383,600	362,585
Accounting and legal services fees	15,419	424,113	23,853	96,801
Trustees' fees	2,347	61,634	3,533	13,446
Custodian fees	10,292	17,392	10,292	71,539
Printing and postage	7,249	46,946	7,958	13,302
Professional fees	18,450	69,236	19,350	29,907
Other	7,972	58,690	9,018	25,707
Total expenses	373,672	9,098,446	531,528	3,951,874
Less expense reductions	(20,688)	(159,579)	(11,317)	(774,473)
Net expenses	352,984	8,938,867	520,211	3,177,401
Net investment income (loss)	(352,984)	(8,938,867)	(520,211)	6,175,777
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	—	99,119,565
Affiliated investments	2,420,072	148,563,871	4,855,629	(263)
Futures contracts	—	—	—	7,814,383
	2,420,072	148,563,871	4,855,629	106,933,685
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	—	110,713,335
Affiliated investments	1,704,534	398,910,729	11,206,385	462
Futures contracts	—	—	—	(1,396,824)
	1,704,534	398,910,729	11,206,385	109,316,973
Net realized and unrealized gain (loss)	4,124,606	547,474,600	16,062,014	216,250,658
Increase in net assets from operations	$3,771,622	$538,535,733	$15,541,803	$222,426,435
The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$824,137	$6,122,867	$4,212,057	$2,444,018
Interest	2,199	117,734	499	17,269
Securities lending	23,207	678	—	21,580
Less foreign taxes withheld	—	(156,385)	(419)	(241,550)
Total investment income	849,543	6,084,894	4,212,137	2,241,317
Expenses
Investment management fees	4,073,416	3,114,919	1,183,993	5,939,242
Distribution and service fees	204,706	126,940	59,254	336,005
Accounting and legal services fees	63,120	44,699	23,073	75,553
Trustees' fees	11,512	6,280	3,272	11,135
Custodian fees	59,908	34,279	21,719	90,889
Printing and postage	11,196	9,360	7,742	11,717
Professional fees	34,878	25,217	35,822	32,066
Other	23,591	17,249	11,500	21,494
Total expenses	4,482,327	3,378,943	1,346,375	6,518,101
Less expense reductions	(42,715)	(178,447)	(14,774)	(311,075)
Net expenses	4,439,612	3,200,496	1,331,601	6,207,026
Net investment income (loss)	(3,590,069)	2,884,398	2,880,536	(3,965,709)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	142,172,217	55,580,379	15,265,583	196,256,045
Affiliated investments	(1,673)	(507)	—	(932)
	142,170,544	55,579,872	15,265,583	196,255,113
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(62,305,417)	56,924,871	51,617,170	(81,668,337)
Affiliated investments	(214)	154	—	19
Unfunded commitments	2,117,102	—	—	—
	(60,188,529)	56,925,025	51,617,170	(81,668,318)
Net realized and unrealized gain (loss)	81,982,015	112,504,897	66,882,753	114,586,795
Increase in net assets from operations	$78,391,946	$115,389,295	$69,763,289	$110,621,086
The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$3,329,554	$1,092,861	$489,855	$4,215,957
Interest	—	133	1,006	2,230
Securities lending	111,318	9,574	64,275	—
Less foreign taxes withheld	(6,751)	(1,982)	—	—
Total investment income	3,434,121	1,100,586	555,136	4,218,187
Expenses
Investment management fees	1,657,853	808,378	2,282,131	2,584,827
Distribution and service fees	171,829	67,723	86,899	80,335
Accounting and legal services fees	46,863	11,461	29,629	38,245
Trustees' fees	6,348	1,576	4,325	5,140
Custodian fees	37,037	18,499	25,759	25,805
Printing and postage	9,146	6,530	7,926	8,297
Professional fees	25,802	20,488	25,384	25,268
Other	16,893	9,688	13,479	14,092
Total expenses	1,971,771	944,343	2,475,532	2,782,009
Less expense reductions	(203,733)	(174,702)	(19,768)	(24,097)
Net expenses	1,768,038	769,641	2,455,764	2,757,912
Net investment income (loss)	1,666,083	330,945	(1,900,628)	1,460,275
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	58,522,004	14,046,608	78,089,275	37,090,160
Affiliated investments	(2,653)	(214)	(2,781)	(1)
Futures contracts	3,060,469	—	—	—
	61,579,820	14,046,394	78,086,494	37,090,159
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,486,042	18,638,152	(56,422,295)	61,965,353
Affiliated investments	1,096	132	1,027	65
Futures contracts	(498,550)	—	—	—
Unfunded commitments	—	—	(2,760,688)	—
	40,988,588	18,638,284	(59,181,956)	61,965,418
Net realized and unrealized gain (loss)	102,568,408	32,684,678	18,904,538	99,055,577
Increase in net assets from operations	$104,234,491	$33,015,623	$17,003,910	$100,515,852
The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$942,529	$97,925,423	$5,907,443
Interest	461	56,620	—
Securities lending	15,640	396,467	73,942
Less foreign taxes withheld	(1,500)	(4,859,012)	(353)
Total investment income	957,130	93,519,498	5,981,032
Expenses
Investment management fees	888,668	29,068,871	2,041,008
Distribution and service fees	72,442	—	206,272
Accounting and legal services fees	11,532	615,219	58,080
Trustees' fees	1,683	91,901	8,175
Custodian fees	12,661	699,151	49,286
Printing and postage	6,596	32,697	10,412
Professional fees	20,411	123,868	32,395
Other	8,889	173,493	20,805
Total expenses	1,022,882	30,805,200	2,426,433
Less expense reductions	(53,795)	(6,142,277)	(338,698)
Net expenses	969,087	24,662,923	2,087,735
Net investment income (loss)	(11,957)	68,856,575	3,893,297
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,014,678	781,773,986	44,109,205
Affiliated investments	(259)	(11,754)	(2,552)
Futures contracts	—	56,772,531	3,366,758
	11,014,419	838,534,763	47,473,411
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,734,051	267,960,864	69,360,044
Affiliated investments	58	7,389	1,575
Futures contracts	—	(6,262,112)	82,404
	13,734,109	261,706,141	69,444,023
Net realized and unrealized gain (loss)	24,748,528	1,100,240,904	116,917,434
Increase in net assets from operations	$24,736,571	$1,169,097,479	$120,810,731
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$41,280,421	$104,892,811	$158,327	$16,204,161	$(100,138)	$(114,069)
Net realized gain	65,546,910	314,620,752	109,985,571	76,404,734	19,810,980	14,084,057
Change in net unrealized appreciation (depreciation)	916,272,360	635,702,117	25,450,917	57,474,962	7,271,269	44,474,367
Increase in net assets resulting from operations	1,023,099,691	1,055,215,680	135,594,815	150,083,857	26,982,111	58,444,355
Distributions to shareholders
From earnings
Series I	—	(140,819,888)	—	(40,739,656)	—	(2,575,727)
Series II	—	(2,486,486)	—	(117,374,226)	—	(12,658,629)
Series III	—	—	—	(15,804,385)	—	(2,331,770)
Series NAV	—	(81,922,505)	—	—	—	—
Total distributions	—	(225,228,879)	—	(173,918,267)	—	(17,566,126)
From portfolio share transactions
Portfolio share transactions	(115,798,731)	(109,030,580)	(108,483,554)	40,213,411	(16,660,659)	(16,785,527)
Total increase	907,300,960	720,956,221	27,111,261	16,379,001	10,321,452	24,092,702
Net assets
Beginning of period	6,825,192,621	6,104,236,400	1,411,597,250	1,395,218,249	242,734,838	218,642,136
End of period	$7,732,493,581	$6,825,192,621	$1,438,708,511	$1,411,597,250	$253,056,290	$242,734,838
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(1,980,275)	$(692,765)	$1,249,703	$9,441,547	$(1,456,875)	$1,104,542
Net realized gain	175,813,997	69,900,078	29,598,497	56,616,393	7,548,408	1,862,061
Change in net unrealized appreciation (depreciation)	(45,985,764)	318,533,109	107,968,279	59,521,872	16,408,383	67,764,966
Increase in net assets resulting from operations	127,847,958	387,740,422	138,816,479	125,579,812	22,499,916	70,731,569
Distributions to shareholders
From earnings
Series I	—	(23,055,381)	—	(40,231,022)	—	(7,212,201)
Series II	—	(82,362,899)	—	(71,054,364)	—	(13,936,196)
Series III	—	(11,683,658)	—	(28,815,935)	—	(1,844,291)
Total distributions	—	(117,101,938)	—	(140,101,321)	—	(22,992,688)
From portfolio share transactions
Portfolio share transactions	(79,298,805)	(81,404,474)	(90,781,113)	39,829,353	(34,618,052)	(7,499,038)
Total increase (decrease)	48,549,153	189,234,010	48,035,366	25,307,844	(12,118,136)	40,239,843
Net assets
Beginning of period	1,046,438,367	857,204,357	1,034,206,128	1,008,898,284	524,515,478	484,275,635
End of period	$1,094,987,520	$1,046,438,367	$1,082,241,494	$1,034,206,128	$512,397,342	$524,515,478
The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(4,712,063)	$(5,383,839)	$(1,701,317)	$(1,926,451)	$1,363,919	$3,104,613
Net realized gain	211,608,636	322,305,420	86,154,141	125,477,722	33,442,783	51,104,771
Change in net unrealized appreciation (depreciation)	74,012,000	313,551,191	(14,637,084)	154,413,870	8,367,241	12,366,653
Increase in net assets resulting from operations	280,908,573	630,472,772	69,815,740	277,965,141	43,173,943	66,576,037
Distributions to shareholders
From earnings
Series I	—	(48,329,550)	—	(24,024,161)	—	(514,065)
Series II	—	(19,738,173)	—	(9,104,998)	—	(24,625,527)
Series NAV	—	(224,760,504)	—	(32,189,382)	—	(13,130,202)
Total distributions	—	(292,828,227)	—	(65,318,541)	—	(38,269,794)
From portfolio share transactions
Portfolio share transactions	(178,583,825)	(148,073,453)	(46,546,925)	(11,808,364)	(16,586,358)	8,649,106
Total increase	102,324,748	189,571,092	23,268,815	200,838,236	26,587,585	36,955,349
Net assets
Beginning of period	2,356,424,811	2,166,853,719	743,640,840	542,802,604	449,757,129	412,801,780
End of period	$2,458,749,559	$2,356,424,811	$766,909,655	$743,640,840	$476,344,714	$449,757,129
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$6,238,857	$4,909,470	$2,770,818	$4,048,530	$13,842,296	$32,758,634
Net realized gain (loss)	24,837,725	(31,087,609)	3,321,048	(8,768,567)	87,825,571	29,573,412
Change in net unrealized appreciation (depreciation)	4,112,038	34,521,907	31,201,081	11,590,976	169,911,028	(63,406,738)
Increase (decrease) in net assets resulting from operations	35,188,620	8,343,768	37,292,947	6,870,939	271,578,895	(1,074,692)
Distributions to shareholders
From earnings
Series I	—	(1,438,637)	—	(124,789)	—	(21,710,712)
Series II	—	(793,702)	—	(638,953)	—	(11,464,344)
Series NAV	—	(3,461,172)	—	(4,060,113)	—	(115,622,593)
Total distributions	—	(5,693,511)	—	(4,823,855)	—	(148,797,649)
From portfolio share transactions
Portfolio share transactions	(13,198,893)	(11,562,583)	(2,377,630)	(3,045,711)	(95,102,564)	(61,379,085)
Total increase (decrease)	21,989,727	(8,912,326)	34,915,317	(998,627)	176,476,331	(211,251,426)
Net assets
Beginning of period	300,762,073	309,674,399	232,676,572	233,675,199	1,484,342,675	1,695,594,101
End of period	$322,751,800	$300,762,073	$267,591,889	$232,676,572	$1,660,819,006	$1,484,342,675
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$765,510	$1,416,874	$1,904,798	$5,376,497	$3,095,187	$5,408,098
Net realized gain (loss)	13,676,505	(71,593)	77,776,051	195,851,821	59,545,477	89,604,524
Change in net unrealized appreciation (depreciation)	10,035,184	(1,530,180)	351,706,588	268,581,806	84,466,396	(23,932,139)
Increase (decrease) in net assets resulting from operations	24,477,199	(184,899)	431,387,437	469,810,124	147,107,060	71,080,483
Distributions to shareholders
From earnings
Series I	—	(9,295,325)	—	(3,553,697)	—	(10,560,919)
Series II	—	(1,427,577)	—	(1,417,804)	—	(4,060,006)
Series NAV	—	(2,408,134)	—	(58,278,006)	—	(3,300,686)
Total distributions	—	(13,131,036)	—	(63,249,507)	—	(17,921,611)
From portfolio share transactions
Portfolio share transactions	13,720,592	(12,036,094)	(91,531,239)	(86,683,252)	(15,032,589)	(42,419,712)
Total increase (decrease)	38,197,791	(25,352,029)	339,856,198	319,877,365	132,074,471	10,739,160
Net assets
Beginning of period	132,340,657	157,692,686	2,187,766,125	1,867,888,760	674,726,593	663,987,433
End of period	$170,538,448	$132,340,657	$2,527,622,323	$2,187,766,125	$806,801,064	$674,726,593
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$4,866,587	$1,919,867	$(652,577)	$(976,841)	$11,328,801	$15,700,364
Net realized gain (loss)	35,923,651	(28,388,335)	15,332,901	33,957,148	6,926,964	12,164,506
Change in net unrealized appreciation (depreciation)	1,711,171	48,902,939	12,008,119	37,615,827	61,369,278	51,362,168
Increase in net assets resulting from operations	42,501,409	22,434,471	26,688,443	70,596,134	79,625,043	79,227,038
Distributions to shareholders
From earnings
Series I	—	(2,134,483)	—	(7,609,149)	—	(10,938,135)
Series II	—	(478,485)	—	(8,601,256)	—	(656,853)
Series NAV	—	(843,353)	—	(14,689,821)	—	(14,838,122)
From tax return of capital
Series I	—	(121,470)	—	—	—	—
Series II	—	(25,337)	—	—	—	—
Series NAV	—	(48,744)	—	—	—	—
Total distributions	—	(3,651,872)	—	(30,900,226)	—	(26,433,110)
From portfolio share transactions
Portfolio share transactions	(25,300,825)	(15,896,815)	(13,548,687)	12,117,856	(7,833,893)	(24,807,678)
Issued in reorganization	—	144,970,081	—	—	—	—
Total from portfolio share transactions	(25,300,825)	129,073,266	(13,548,687)	12,117,856	(7,833,893)	(24,807,678)
Total increase	17,200,584	147,855,865	13,139,756	51,813,764	71,791,150	27,986,250
Net assets
Beginning of period	336,384,774	188,528,909	325,596,694	273,782,930	868,278,466	840,292,216
End of period	$353,585,358	$336,384,774	$338,736,450	$325,596,694	$940,069,616	$868,278,466
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$984,696	$1,207,405	$(1,605,023)	$22,823,570	$(352,984)	$5,730,835
Net realized gain	4,774,356	4,161,555	12,930,554	49,360,186	2,420,072	4,536,059
Change in net unrealized appreciation (depreciation)	7,872,032	3,191,445	55,137,468	45,469,432	1,704,534	11,512,733
Increase in net assets resulting from operations	13,631,084	8,560,405	66,462,999	117,653,188	3,771,622	21,779,627
Distributions to shareholders
From earnings
Series I	—	(1,259,454)	—	(2,212,734)	—	(771,879)
Series II	—	(658,088)	—	(50,051,973)	—	(9,455,527)
Series NAV	—	(3,580,074)	—	(7,473,357)	—	(411,202)
Total distributions	—	(5,497,616)	—	(59,738,064)	—	(10,638,608)
From portfolio share transactions
Portfolio share transactions	(1,177,785)	(2,159,041)	(2,651,084)	68,275,435	(2,584,607)	36,115,091
Total increase	12,453,299	903,748	63,811,915	126,190,559	1,187,015	47,256,110
Net assets
Beginning of period	116,525,113	115,621,365	1,137,025,395	1,010,834,836	233,657,404	186,401,294
End of period	$128,978,412	$116,525,113	$1,200,837,310	$1,137,025,395	$234,844,419	$233,657,404
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(8,938,867)	$115,184,750	$(520,211)	$7,610,247	$6,175,777	$12,618,585
Net realized gain	148,563,871	420,503,917	4,855,629	13,671,068	106,933,685	76,656,409
Change in net unrealized appreciation (depreciation)	398,910,729	185,420,595	11,206,385	13,934,298	109,316,973	51,889,019
Increase in net assets resulting from operations	538,535,733	721,109,262	15,541,803	35,215,613	222,426,435	141,164,013
Distributions to shareholders
From earnings
Series I	—	(16,683,731)	—	(741,472)	—	(105,191,983)
Series II	—	(388,074,250)	—	(15,517,113)	—	(6,949,314)
Series NAV	—	(33,722,560)	—	(1,848,646)	—	(24,385,729)
Total distributions	—	(438,480,541)	—	(18,107,231)	—	(136,527,026)
From portfolio share transactions
Portfolio share transactions	(438,494,741)	(186,581,265)	(6,604,920)	27,590,853	(57,606,401)	(45,273,599)
Issued in reorganization	39,049,320	—	—	—	—	—
Total from portfolio share transactions	(399,445,421)	(186,581,265)	(6,604,920)	27,590,853	(57,606,401)	(45,273,599)
Total increase (decrease)	139,090,312	96,047,456	8,936,883	44,699,235	164,820,034	(40,636,612)
Net assets
Beginning of period	6,301,525,934	6,205,478,478	356,185,363	311,486,128	1,303,965,322	1,344,601,934
End of period	$6,440,616,246	$6,301,525,934	$365,122,246	$356,185,363	$1,468,785,356	$1,303,965,322
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Stock Trust		Mid Value Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(3,590,069)	$(4,800,188)	$2,884,398	$8,709,333	$2,880,536	$6,065,632
Net realized gain (loss)	142,170,544	267,262,561	55,579,872	16,286,876	15,265,583	(10,494,729)
Change in net unrealized appreciation (depreciation)	(60,188,529)	159,368,656	56,925,025	20,570,677	51,617,170	(17,796,519)
Increase (decrease) in net assets resulting from operations	78,391,946	421,831,029	115,389,295	45,566,886	69,763,289	(22,225,616)
Distributions to shareholders
From earnings
Series I	—	(26,323,767)	—	(7,529,965)	—	(8,384,536)
Series II	—	(14,718,135)	—	(1,603,282)	—	(4,452,874)
Series NAV	—	(68,553,560)	—	(13,009,168)	—	(30,449,623)
Total distributions	—	(109,595,462)	—	(22,142,415)	—	(43,287,033)
From portfolio share transactions
Portfolio share transactions	(93,804,160)	(112,326,130)	(46,846,066)	(90,745,338)	(11,659,325)	9,001,484
Total increase (decrease)	(15,412,214)	199,909,437	68,543,229	(67,320,867)	58,103,964	(56,511,165)
Net assets
Beginning of period	988,888,423	788,978,986	602,766,871	670,087,738	314,219,591	370,730,756
End of period	$973,476,209	$988,888,423	$671,310,100	$602,766,871	$372,323,555	$314,219,591
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(3,965,709)	$(1,576,163)	$1,666,083	$3,834,516	$330,945	$631,092
Net realized gain	196,255,113	219,714,657	61,579,820	48,623,054	14,046,394	3,401,396
Change in net unrealized appreciation (depreciation)	(81,668,318)	213,312,865	40,988,588	45,051,515	18,638,284	7,941,889
Increase in net assets resulting from operations	110,621,086	431,451,359	104,234,491	97,509,085	33,015,623	11,974,377
Distributions to shareholders
From earnings
Series I	—	(80,848,453)	—	(29,595,245)	—	(4,400,886)
Series II	—	(7,556,916)	—	(2,524,960)	—	(1,638,867)
Series NAV	—	(11,723,381)	—	(12,565,959)	—	(1,594,913)
Total distributions	—	(100,128,750)	—	(44,686,164)	—	(7,634,666)
From portfolio share transactions
Portfolio share transactions	(104,891,800)	25,856,791	1,762,270	(43,859,861)	(7,074,873)	(2,886,064)
Total increase	5,729,286	357,179,400	105,996,761	8,963,060	25,940,750	1,453,647
Net assets
Beginning of period	1,166,723,648	809,544,248	606,191,573	597,228,513	141,030,293	139,576,646
End of period	$1,172,452,934	$1,166,723,648	$712,188,334	$606,191,573	$166,971,043	$141,030,293
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(1,900,628)	$(2,016,006)	$1,460,275	$2,329,324	$(11,957)	$426,320
Net realized gain	78,086,494	64,963,415	37,090,159	1,044,286	11,014,419	4,982,527
Change in net unrealized appreciation (depreciation)	(59,181,956)	81,253,023	61,965,418	(37,056,292)	13,734,109	8,539,393
Increase (decrease) in net assets resulting from operations	17,003,910	144,200,432	100,515,852	(33,682,682)	24,736,571	13,948,240
Distributions to shareholders
From earnings
Series I	—	(12,335,008)	—	(19,033,726)	—	(3,126,866)
Series II	—	(4,351,340)	—	(2,483,074)	—	(2,547,886)
Series NAV	—	(23,599,592)	—	(27,951,600)	—	(3,377,586)
Total distributions	—	(40,285,940)	—	(49,468,400)	—	(9,052,338)
From portfolio share transactions
Portfolio share transactions	(18,325,328)	16,577,986	(26,047,772)	54,460,728	(6,078,954)	3,173,528
Total increase (decrease)	(1,321,418)	120,492,478	74,468,080	(28,690,354)	18,657,617	8,069,430
Net assets
Beginning of period	439,826,131	319,333,653	488,342,698	517,033,052	155,160,506	147,091,076
End of period	$438,504,713	$439,826,131	$562,810,778	$488,342,698	$173,818,123	$155,160,506
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$68,856,575	$139,889,747	$3,893,297	$10,151,243
Net realized gain	838,534,763	853,833,223	47,473,411	41,921,240
Change in net unrealized appreciation (depreciation)	261,706,141	177,343,603	69,444,023	93,057,920
Increase in net assets resulting from operations	1,169,097,479	1,171,066,573	120,810,731	145,130,403
Distributions to shareholders
From earnings
Series I	—	—	—	(50,331,351)
Series II	—	—	—	(4,117,932)
Series NAV	—	(831,491,356)	—	(19,905,047)
Total distributions	—	(831,491,356)	—	(74,354,330)
From portfolio share transactions
Portfolio share transactions	(1,241,432,158)	(729,980,309)	(28,692,725)	(11,038,834)
Total increase (decrease)	(72,334,679)	(390,405,092)	92,118,006	59,737,239
Net assets
Beginning of period	9,383,355,800	9,773,760,892	816,338,741	756,601,502
End of period	$9,311,021,121	$9,383,355,800	$908,456,747	$816,338,741
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2021[3]	43.08	0.26	6.23	6.49	—	—	—	—	49.57	15.06[4]	0.54[5]	0.30[5]	1.13[5]	4,912	1
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[6]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	—	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4[7]
Series II
06-30-2021[3]	43.09	0.21	6.24	6.45	—	—	—	—	49.54	14.97[4]	0.74[5]	0.50[5]	0.93[5]	90	1
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[6]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	—	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4[7]
Series NAV
06-30-2021[3]	43.07	0.27	6.24	6.51	—	—	—	—	49.58	15.11[4]	0.49[5]	0.25[5]	1.18[5]	2,730	1
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[6]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	—	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4[7]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.
American Asset Allocation Trust
Series I
06-30-2021[3]	12.26	—[4,5]	1.21	1.21	—	—	—	—	13.47	9.87[6]	0.62[7,8]	0.62[7,8]	0.07[5,7]	364	4
12-31-2020	12.58	0.16[5]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[8]	0.62[8]	1.30[5]	334	3
12-31-2019	11.84	0.19[5]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[8]	0.62[8]	1.52[5]	306	7
12-31-2018	14.29	0.18[5]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63[8]	0.62[8]	1.27[5]	262	6
12-31-2017	13.36	0.17[5]	1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63[8]	0.62[8]	1.17[5]	283	6
12-31-2016	14.21	0.18[5]	1.06	1.24	(0.17)	(1.92)	—	(2.09)	13.36	8.99	0.61[8,9]	0.60[8,9]	1.29[5]	244	4
Series II
06-30-2021[3]	12.26	—[4,5]	1.21	1.21	—	—	—	—	13.47	9.87[6]	0.77[7,8]	0.71[7,8]	(0.05)[5,7]	945	4
12-31-2020	12.58	0.14[5]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[8]	0.71[8]	1.15[5]	953	3
12-31-2019	11.84	0.17[5]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[8]	0.71[8]	1.36[5]	967	7
12-31-2018	14.30	0.15[5]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78[8]	0.71[8]	1.11[5]	934	6
12-31-2017	13.37	0.14[5]	1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78[8]	0.71[8]	1.00[5]	1,141	6
12-31-2016	14.21	0.15[5]	1.08	1.23	(0.15)	(1.92)	—	(2.07)	13.37	8.92	0.76[8,9]	0.72[8,9]	1.08[5]	1,133	4
Series III
06-30-2021[3]	12.27	0.03[5]	1.21	1.24	—	—	—	—	13.51	10.11[6]	0.27[7,8]	0.27[7,8]	0.41[5,7]	130	4
12-31-2020	12.58	0.20[5]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[8]	0.27[8]	1.61[5]	125	3
12-31-2019	11.84	0.23[5]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[8]	0.27[8]	1.81[5]	122	7
12-31-2018	14.30	0.22[5]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28[8]	0.27[8]	1.56[5]	116	6
12-31-2017	13.36	0.21[5]	1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28[8]	0.27[8]	1.45[5]	141	6
12-31-2016	14.20	0.22[5]	1.08	1.30	(0.22)	(1.92)	—	(2.14)	13.36	9.43	0.26[8,9]	0.25[8,9]	1.55[5]	137	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Less than $0.005 per share. 5 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6 Not annualized. 7 Annualized. 8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 9 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2021[3]	19.75	(0.01)[4]	2.26	2.25	—	—	—	—	22.00	11.39[5]	0.64[6,7]	0.63[6,7]	(0.06)[4,6]	45	7
12-31-2020	16.49	—[4,8]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[7]	0.64[7]	(0.02)[4]	39	6
12-31-2019	13.68	0.12[4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[7]	0.64[7]	0.79[4]	27	9
12-31-2018	16.10	0.05[4]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64[7]	0.64[7]	0.29[4]	17	11
12-31-2017	13.43	0.05[4]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65[7]	0.64[7]	0.33[4]	19	9
12-31-2016	15.38	0.10[4]	(0.01)	0.09	(0.08)	(1.96)	—	(2.04)	13.43	0.28	0.64[7]	0.60[7]	0.69[4]	13	14
Series II
06-30-2021[3]	19.66	(0.02)[4]	2.26	2.24	—	—	—	—	21.90	11.39[5]	0.79[6,7]	0.70[6,7]	(0.15)[4,6]	175	7
12-31-2020	16.44	(0.02)[4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[7]	0.71[7]	(0.13)[4]	172	6
12-31-2019	13.64	0.09[4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[7]	0.71[7]	0.60[4]	161	9
12-31-2018	16.06	0.03[4]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79[7]	0.71[7]	0.16[4]	144	11
12-31-2017	13.39	0.03[4]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80[7]	0.71[7]	0.16[4]	185	9
12-31-2016	15.35	0.06[4]	—	0.06	(0.06)	(1.96)	—	(2.02)	13.39	0.10	0.79[7]	0.70[7]	0.42[4]	166	14
Series III
06-30-2021[3]	19.75	0.03[4]	2.26	2.29	—	—	—	—	22.04	11.59[5]	0.29[6,7]	0.28[6,7]	0.28[4,6]	33	7
12-31-2020	16.43	0.05[4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[7]	0.29[7]	0.30[4]	32	6
12-31-2019	13.63	0.16[4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[7]	0.29[7]	1.03[4]	30	9
12-31-2018	16.05	0.10[4]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29[7]	0.29[7]	0.60[4]	27	11
12-31-2017	13.39	0.09[4]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30[7]	0.29[7]	0.56[4]	32	9
12-31-2016	15.34	0.13[4]	0.01	0.14	(0.13)	(1.96)	—	(2.09)	13.39	0.63	0.29[7]	0.24[7]	0.90[4]	31	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American Growth Trust
Series I
06-30-2021[3]	23.31	(0.04)[4]	3.00	2.96	—	—	—	—	26.27	12.70[5]	0.63[6,7]	0.62[6,7]	(0.36)[4,6]	243	8
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
12-31-2019	16.55	0.07[4]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[7]	0.63[7]	0.38[4]	148	12
12-31-2018	20.17	0.01[4]	0.32	0.33	—	(3.95)	—	(3.95)	16.55	(0.66)	0.63[7]	0.62[7]	0.06[4]	121	13
12-31-2017	18.62	0.03[4]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63[7]	0.62[7]	0.13[4]	130	11
12-31-2016	24.15	0.09[4]	1.89	1.98	(0.07)	(7.44)	—	(7.51)	18.62	9.08	0.62[7]	0.62[7]	0.41[4]	109	12
Series II
06-30-2021[3]	23.07	(0.05)[4]	2.97	2.92	—	—	—	—	25.99	12.66[5]	0.78[6,7]	0.68[6,7]	(0.43)[4,6]	747	8
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
12-31-2019	16.44	0.05[4]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[7]	0.69[7]	0.28[4]	619	12
12-31-2018	20.06	(0.01)[4]	0.33	0.32	—	(3.94)	—	(3.94)	16.44	(0.71)	0.78[7]	0.68[7]	(0.03)[4]	574	13
12-31-2017	18.54	0.01[4]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78[7]	0.68[7]	0.04[4]	688	11
12-31-2016	24.08	0.07[4]	1.89	1.96	(0.06)	(7.44)	—	(7.50)	18.54	9.03	0.77[7]	0.68[7]	0.32[4]	658	12
Series III
06-30-2021[3]	23.19	—[4,8]	2.99	2.99	—	—	—	—	26.18	12.89[5]	0.28[6,7]	0.27[6,7]	(0.02)[4,6]	106	8
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
12-31-2019	16.44	0.12[4]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[7]	0.28[7]	0.70[4]	91	12
12-31-2018	20.06	0.08[4]	0.32	0.40	(0.05)	(3.97)	—	(4.02)	16.44	(0.28)	0.28[7]	0.27[7]	0.38[4]	83	13
12-31-2017	18.54	0.09[4]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28[7]	0.27[7]	0.44[4]	98	11
12-31-2016	24.07	0.16[4]	1.90	2.06	(0.15)	(7.44)	—	(7.59)	18.54	9.48	0.27[7]	0.27[7]	0.75[4]	94	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2021[3]	15.87	0.02[4]	2.19	2.21	—	—	—	—	18.08	13.93[5]	0.63[6,7]	0.62[6,7]	0.22[4,6]	325	1
12-31-2020	16.38	0.15[4]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[7]	0.62[7]	0.97[4]	298	8
12-31-2019	15.03	0.21[4]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[7]	0.62[7]	1.28[4]	288	13
12-31-2018	17.69	0.17[4]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63[7]	0.62[7]	0.97[4]	240	11
12-31-2017	17.58	0.18[4]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63[7]	0.62[7]	1.00[4]	275	8
12-31-2016	21.16	0.22[4]	1.94	2.16	(0.19)	(5.55)	—	(5.74)	17.58	11.10	0.62[7]	0.61[7]	1.10[4]	247	13
Series II
06-30-2021[3]	15.79	0.01[4]	2.18	2.19	—	—	—	—	17.98	13.87[5]	0.78[6,7]	0.70[6,7]	0.12[4,6]	542	1
12-31-2020	16.31	0.14[4]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[7]	0.70[7]	0.88[4]	528	8
12-31-2019	14.97	0.18[4]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[7]	0.70[7]	1.13[4]	518	13
12-31-2018	17.63	0.15[4]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78[7]	0.70[7]	0.85[4]	492	11
12-31-2017	17.54	0.16[4]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78[7]	0.70[7]	0.87[4]	594	8
12-31-2016	21.12	0.19[4]	1.96	2.15	(0.18)	(5.55)	—	(5.73)	17.54	11.06	0.77[7]	0.69[7]	0.97[4]	585	13
Series III
06-30-2021[3]	15.83	0.05[4]	2.19	2.24	—	—	—	—	18.07	14.15[5]	0.28[6,7]	0.27[6,7]	0.56[4,6]	215	1
12-31-2020	16.34	0.21[4]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[7]	0.27[7]	1.32[4]	208	8
12-31-2019	14.99	0.26[4]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[7]	0.27[7]	1.58[4]	202	13
12-31-2018	17.65	0.23[4]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28[7]	0.27[7]	1.30[4]	189	11
12-31-2017	17.55	0.24[4]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28[7]	0.27[7]	1.30[4]	222	8
12-31-2016	21.12	0.28[4]	1.96	2.24	(0.26)	(5.55)	—	(5.81)	17.55	11.54	0.27[7]	0.26[7]	1.42[4]	218	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2021[3]	21.41	(0.06)[4]	1.00	0.94	—	—	—	—	22.35	4.39[5]	0.63[6,7]	0.62[6,7]	(0.51)[4,6]	162	2
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
12-31-2019	17.67	0.22[4]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[7]	0.63[7]	1.12[4]	137	10
12-31-2018	21.93	0.28[4]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63[7]	0.62[7]	1.32[4]	119	20
12-31-2017	17.71	0.19[4]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63[7]	0.62[7]	0.90[4]	132	9
12-31-2016	17.35	0.17[4]	0.37	0.54	(0.18)	—	—	(0.18)	17.71	3.12	0.63[7]	0.62[7]	0.99[4]	93	17
Series II
06-30-2021[3]	21.39	(0.07)[4]	1.00	0.93	—	—	—	—	22.32	4.35[5]	0.78[6,7]	0.75[6,7]	(0.64)[4,6]	313	2
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
12-31-2019	17.66	0.17[4]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[7]	0.76[7]	0.88[4]	310	10
12-31-2018	21.92	0.24[4]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78[7]	0.75[7]	1.11[4]	300	20
12-31-2017	17.70	0.14[4]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78[7]	0.75[7]	0.69[4]	381	9
12-31-2016	17.34	0.14[4]	0.37	0.51	(0.15)	—	—	(0.15)	17.70	2.97	0.78[7]	0.75[7]	0.82[4]	361	17
Series III
06-30-2021[3]	21.34	(0.02)[4]	0.99	0.97	—	—	—	—	22.31	4.55[5]	0.28[6,7]	0.27[6,7]	(0.16)[4,6]	38	2
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
12-31-2019	17.59	0.26[4]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[7]	0.28[7]	1.38[4]	37	10
12-31-2018	21.86	0.34[4]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28[7]	0.27[7]	1.61[4]	35	20
12-31-2017	17.65	0.24[4]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28[7]	0.27[7]	1.16[4]	43	9
12-31-2016	17.29	0.23[4]	0.37	0.60	(0.24)	—	—	(0.24)	17.65	3.49	0.28[7]	0.27[7]	1.33[4]	41	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2021[3]	40.21	(0.09)	5.08	4.99	—	—	—	—	45.20	12.41[4]	0.82[5]	0.78[5]	(0.43)[5]	405	16
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	—[6]	(5.19)	—	(5.19)	27.45	0.81	0.85[7]	0.82[7]	0.07	270	30
Series II
06-30-2021[3]	38.48	(0.12)	4.84	4.72	—	—	—	—	43.20	12.27[4]	1.02[5]	0.98[5]	(0.63)[5]	153	16
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	—	(5.19)	26.89	0.62	1.05[7]	1.01[7]	(0.13)	115	30
Series NAV
06-30-2021[3]	40.27	(0.08)	5.08	5.00	—	—	—	—	45.27	12.42[4]	0.77[5]	0.73[5]	(0.38)[5]	1,902	16
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[6]	8.81	8.81	—[6]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	—	(5.21)	27.45	0.85	0.80[7]	0.76[7]	0.12	1,182	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Capital Appreciation Trust
Series I
06-30-2021[3]	7.60	(0.02)	0.79	0.77	—	—	—	—	8.37	10.13[4]	0.79[5]	0.78[5]	(0.47)[5]	274	24
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	—[6]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	—	(2.30)	11.69	(1.08)	0.77[7]	0.76[7]	0.08	164	45
Series II
06-30-2021[3]	6.57	(0.02)	0.68	0.66	—	—	—	—	7.23	10.05[4]	0.99[5]	0.98[5]	(0.67)[5]	89	24
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[6]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	—	(2.30)	11.35	(1.26)	0.97[7]	0.96[7]	(0.12)	58	45
Series NAV
06-30-2021[3]	7.66	(0.02)	0.79	0.77	—	—	—	—	8.43	10.05[4]	0.74[5]	0.73[5]	(0.42)[5]	404	24
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[6]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	—[6]	(2.30)	—	(2.30)	11.71	(1.00)	0.72[7]	0.71[7]	0.12	718	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2021[3]	13.39	0.05	1.26	1.31	—	—	—	—	14.70	9.78[4]	0.92[5]	0.88[5]	0.71[5]	10	34
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28[6]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35[6]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	—	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
Series II
06-30-2021[3]	13.32	0.03	1.26	1.29	—	—	—	—	14.61	9.68[4]	1.12[5]	1.08[5]	0.50[5]	284	34
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26[6]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15[6]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	—	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
Series NAV
06-30-2021[3]	13.35	0.05	1.26	1.31	—	—	—	—	14.66	9.81[4]	0.87[5]	0.83[5]	0.75[5]	182	34
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29[6]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40[6]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	—	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
06-30-2021[3]	13.05	0.28	1.26	1.54	—	—	—	—	14.59	11.80[4]	0.92[5]	0.91[5]	3.55[5]	81	36
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	—	(0.26)	12.45	12.24	0.76[7]	0.75[7]	1.95	111	27[8]
Series II
06-30-2021[3]	13.04	0.26	1.26	1.52	—	—	—	—	14.56	11.66[4]	1.12[5]	1.11[5]	3.36[5]	48	36
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	—	(0.24)	12.44	11.94	0.95[7]	0.94[7]	1.83	71	27[8]
Series NAV
06-30-2021[3]	12.94	0.28	1.25	1.53	—	—	—	—	14.47	11.82[4]	0.87[5]	0.86[5]	3.61[5]	194	36
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	—	(0.26)	12.35	12.20	0.69[7]	0.68[7]	2.16	677	27[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 8 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
06-30-2021[3]	9.67	0.11	1.45	1.56	—	—	—	—	11.23	16.13[4]	1.10[5]	1.09[5]	2.17[5]	7	10
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28[6]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
Series II
06-30-2021[3]	9.67	0.10	1.45	1.55	—	—	—	—	11.22	16.03[4]	1.30[5]	1.29[5]	1.94[5]	36	10
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28[6]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	—	(0.15)	8.14	17.62	1.33	1.32	1.33	—[7]	22
Series NAV
06-30-2021[3]	9.65	0.12	1.44	1.56	—	—	—	—	11.21	16.05[4]	1.05[5]	1.04[5]	2.24[5]	225	10
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28[6]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Less than $500,000.
Equity Income Trust
Series I
06-30-2021[3]	13.79	0.13	2.39	2.52	—	—	—	—	16.31	18.27[4]	0.77[5]	0.74[5]	1.69[5]	255	13
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[6]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	—	(2.01)	16.67	19.12	0.81[7]	0.77[7]	2.59	272	28
Series II
06-30-2021[3]	13.70	0.11	2.38	2.49	—	—	—	—	16.19	18.18[4]	0.97[5]	0.94[5]	1.48[5]	134	13
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[6]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	—	(1.97)	16.61	18.91	1.01[7]	0.97[7]	2.39	148	28
Series NAV
06-30-2021[3]	13.70	0.13	2.38	2.51	—	—	—	—	16.21	18.32[4]	0.72[5]	0.69[5]	1.73[5]	1,272	13
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[6]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	—	(2.01)	16.61	19.18	0.76[7]	0.72[7]	2.63	1,400	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2021[3]	12.79	0.07	2.27	2.34	—	—	—	—	15.13	18.30[4]	0.91[5]	0.90[5]	0.99[5]	117	35
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
Series II
06-30-2021[3]	12.67	0.06	2.24	2.30	—	—	—	—	14.97	18.15[4]	1.11[5]	1.10[5]	0.80[5]	21	35
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
Series NAV
06-30-2021[3]	12.75	0.07	2.25	2.32	—	—	—	—	15.07	18.20[4]	0.86[5]	0.85[5]	1.04[5]	32	35
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2021[3]	30.15	0.02	6.04	6.06	—	—	—	—	36.21	20.10[4]	0.76[5]	0.75[5]	0.12[5]	132	5
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	—	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
Series II
06-30-2021[3]	30.06	(0.01)	6.01	6.00	—	—	—	—	36.06	19.96[4]	0.96[5]	0.95[5]	(0.08)[5]	59	5
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	—	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
Series NAV
06-30-2021[3]	30.34	0.03	6.08	6.11	—	—	—	—	36.45	20.10[4]	0.71[5]	0.70[5]	0.17[5]	2,337	5
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	—	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2021[3]	25.10	0.12	5.43	5.55	—	—	—	—	30.65	22.11[4]	0.77[5]	0.76[5]	0.86[5]	473	22
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
Series II
06-30-2021[3]	25.28	0.09	5.47	5.56	—	—	—	—	30.84	21.99[4]	0.97[5]	0.96[5]	0.66[5]	181	22
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
Series NAV
06-30-2021[3]	25.11	0.13	5.43	5.56	—	—	—	—	30.67	22.14[4]	0.72[5]	0.71[5]	0.91[5]	153	22
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2021[3]	20.89	0.31	2.43	2.74	—	—	—	—	23.63	13.12[4]	0.95[5]	0.94[5]	2.40[5]	277	41
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	—	(0.84)	18.78	9.47	0.89[8]	0.87[8]	1.87	142	23
Series II
06-30-2021[3]	20.79	0.29	2.41	2.70	—	—	—	—	23.49	12.93[4]	1.15[5]	1.14[5]	2.19[5]	29	41
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	—	(0.81)	18.70	9.24	1.09[8]	1.07[8]	1.67	43	23
Series NAV
06-30-2021[3]	20.87	0.32	2.41	2.73	—	—	—	—	23.60	13.08[4]	0.90[5]	0.89[5]	2.44[5]	48	41
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	—	(0.85)	18.76	9.47	0.84[8]	0.83[8]	2.24	42	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity. 8 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2021[3]	31.07	(0.06)	2.70	2.64	—	—	—	—	33.71	8.46[4]	1.06[5]	1.01[5]	(0.38)[5]	81	14
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	—	(6.98)	21.83	(10.57)	1.10[6]	1.04[6]	(0.34)	94	27
Series II
06-30-2021[3]	27.95	(0.08)	2.43	2.35	—	—	—	—	30.30	8.37[4]	1.26[5]	1.21[5]	(0.58)[5]	80	14
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	—	(6.96)	20.48	(10.77)	1.30[6]	1.24[6]	(0.54)	71	27
Series NAV
06-30-2021[3]	31.68	(0.05)	2.75	2.70	—	—	—	—	34.38	8.49[4]	1.01[5]	0.96[5]	(0.33)[5]	177	14
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	—	(6.99)	22.09	(10.54)	1.06[6]	0.99[6]	(0.29)	96	27
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.
International Equity Index Trust
Series I
06-30-2021[3]	19.55	0.26	1.55	1.81	—	—	—	—	21.36	9.21[4]	0.64[5]	0.39[5]	2.48[5]	393	2
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[6]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	—	(0.39)	14.79	4.45	0.65[7]	0.39[7]	2.65	277	5
Series II
06-30-2021[3]	19.58	0.24	1.54	1.78	—	—	—	—	21.36	9.09[4]	0.84[5]	0.59[5]	2.28[5]	25	2
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[6]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	—	(0.36)	14.81	4.24	0.85[7]	0.59[7]	2.47	14	5
Series NAV
06-30-2021[3]	19.55	0.26	1.54	1.80	—	—	—	—	21.35	9.21[4]	0.59[5]	0.34[5]	2.53[5]	523	2
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[6]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	—	(0.40)	14.78	4.43	0.60[7]	0.34[7]	2.70	298	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2021[3]	14.73	0.12	1.62	1.74	—	—	—	—	16.47	11.81[4]	1.10[5]	1.09[5]	1.56[5]	27	13
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	—	(0.24)	12.46	4.90	0.91[6]	0.90[6]	1.96	32	12
Series II
06-30-2021[3]	14.71	0.11	1.61	1.72	—	—	—	—	16.43	11.69[4]	1.30[5]	1.29[5]	1.37[5]	15	13
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	—	(0.22)	12.45	4.70	1.12[6]	1.11[6]	1.79	18	12
Series NAV
06-30-2021[3]	14.74	0.13	1.62	1.75	—	—	—	—	16.49	11.87[4]	1.05[5]	1.04[5]	1.64[5]	86	13
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	—	(0.25)	12.46	4.95	0.87[6]	0.86[6]	2.00	58	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
Lifestyle Balanced Portfolio
Series I
06-30-2021[3]	16.40	(0.01)[4]	0.98	0.97	—	—	—	—	17.37	5.91[5]	0.12[6,7]	0.11[6,7]	(0.11)[4,6]	41	4
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
12-31-2019	13.76	0.33[4]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[7]	0.12[7]	2.19[4]	37	11
12-31-2018	14.98	0.32[4]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12[7]	0.12[7]	2.13[4]	32	8
12-31-2017	13.78	0.33[4]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12[7]	0.12[7]	2.22[4]	35	6
12-31-2016	13.59	0.32[4]	0.51	0.83	(0.31)	(0.33)	—	(0.64)	13.78	6.11	0.12[7]	0.11[7]	2.31[4]	31	11
Series II
06-30-2021[3]	16.43	(0.03)[4]	0.98	0.95	—	—	—	—	17.38	5.78[5]	0.32[6,7]	0.31[6,7]	(0.31)[4,6]	1,007	4
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
12-31-2019	13.78	0.29[4]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[7]	0.32[7]	1.94[4]	860	11
12-31-2018	15.01	0.27[4]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32[7]	0.32[7]	1.84[4]	781	8
12-31-2017	13.80	0.29[4]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32[7]	0.32[7]	1.97[4]	942	6
12-31-2016	13.61	0.29[4]	0.52	0.81	(0.29)	(0.33)	—	(0.62)	13.80	5.89	0.32[7]	0.31[7]	2.06[4]	909	11
Series NAV
06-30-2021[3]	16.38	(0.01)[4]	0.98	0.97	—	—	—	—	17.35	5.92[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	153	4
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
12-31-2019	13.74	0.34[4]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[7]	0.07[7]	2.29[4]	113	11
12-31-2018	14.97	0.34[4]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07[7]	0.07[7]	2.28[4]	89	8
12-31-2017	13.77	0.34[4]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07[7]	0.07[7]	2.40[4]	83	6
12-31-2016	13.58	0.36[4]	0.48	0.84	(0.32)	(0.33)	—	(0.65)	13.77	6.16	0.07[7]	0.06[7]	2.58[4]	63	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2021[3]	14.43	(0.01)[4]	0.26	0.25	—	—	—	—	14.68	1.73[5]	0.14[6,7]	0.13[6,7]	(0.13)[4,6]	19	9
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
12-31-2019	12.67	0.32[4]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[7]	0.13[7]	2.36[4]	12	21
12-31-2018	13.39	0.33[4]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16[7]	0.12[7]	2.48[4]	11	21
12-31-2017	12.91	0.34[4]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16[7]	0.13[7]	2.69[4]	12	12
12-31-2016	12.85	0.35[4]	0.21	0.56	(0.36)	(0.14)	—	(0.50)	12.91	4.39	0.14[7]	0.13[7]	2.65[4]	9	19
Series II
06-30-2021[3]	14.45	(0.02)[4]	0.25	0.23	—	—	—	—	14.68	1.59[5]	0.34[6,7]	0.33[6,7]	(0.33)[4,6]	206	9
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
12-31-2019	12.69	0.30[4]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[7]	0.33[7]	2.20[4]	170	21
12-31-2018	13.41	0.30[4]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36[7]	0.32[7]	2.29[4]	164	21
12-31-2017	12.93	0.30[4]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36[7]	0.33[7]	2.21[4]	166	12
12-31-2016	12.87	0.31[4]	0.23	0.54	(0.34)	(0.14)	—	(0.48)	12.93	4.17	0.34[7]	0.33[7]	2.37[4]	178	19
Series NAV
06-30-2021[3]	14.42	(0.01)[4]	0.26	0.25	—	—	—	—	14.67	1.73[5]	0.09[6,7]	0.08[6,7]	(0.08)[4,6]	10	9
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
12-31-2019	12.66	0.31[4]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[7]	0.08[7]	2.29[4]	4	21
12-31-2018	13.38	0.36[4]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11[7]	0.07[7]	2.70[4]	5	21
12-31-2017	12.90	0.35[4]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11[7]	0.08[7]	2.75[4]	4	12
12-31-2016	12.85	0.61[4]	(0.05)	0.56	(0.37)	(0.14)	—	(0.51)	12.90	4.36	0.10[7]	0.08[7]	4.67[4]	3	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Growth Portfolio
Series I
06-30-2021[3]	17.79	(0.01)[4]	1.58	1.57	—	—	—	—	19.36	8.83[5]	0.11[6,7]	0.11[6,7]	(0.11)[4,6]	251	2[8]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
12-31-2019	14.86	0.32[4]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[7]	0.11[7]	1.96[4]	224	7
12-31-2018	16.41	0.30[4]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11[7]	0.11[7]	1.85[4]	207	5
12-31-2017	14.53	0.45[4]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12[7]	0.11[7]	3.34[4]	242	4[8]
12-31-2016	14.23	0.46[4]	0.56	1.02	(0.27)	(0.45)	—	(0.72)	14.53	7.23	0.11[7]	0.11[7]	3.16[4]	93	12[8]
Series II
06-30-2021[3]	17.81	(0.03)[4]	1.58	1.55	—	—	—	—	19.36	8.70[5]	0.31[6,7]	0.31[6,7]	(0.31)[4,6]	5,639	2[8]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
12-31-2019	14.88	0.29[4]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[7]	0.31[7]	1.75[4]	5,567	7
12-31-2018	16.43	0.27[4]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31[7]	0.31[7]	1.62[4]	5,225	5
12-31-2017	14.55	0.40[4]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32[7]	0.31[7]	2.89[4]	6,456	4[8]
12-31-2016	14.25	0.34[4]	0.66	1.00	(0.25)	(0.45)	—	(0.70)	14.55	7.02	0.31[7]	0.31[7]	2.35[4]	2,889	12[8]
Series NAV
06-30-2021[3]	17.78	(0.01)[4]	1.59	1.58	—	—	—	—	19.36	8.89[5]	0.06[6,7]	0.06[6,7]	(0.06)[4,6]	551	2[8]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
12-31-2019	14.85	0.34[4]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[7]	0.06[7]	2.10[4]	415	7
12-31-2018	16.40	0.33[4]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06[7]	0.06[7]	2.00[4]	339	5
12-31-2017	14.52	0.46[4]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07[7]	0.06[7]	3.61[4]	346	4[8]
12-31-2016	14.23	0.52[4]	0.50	1.02	(0.28)	(0.45)	—	(0.73)	14.52	7.21	0.06[7]	0.06[7]	3.59[4]	109	12[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2021[3]	15.74	(0.01)[4]	0.72	0.71	—	—	—	—	16.45	4.51[5]	0.13[6,7]	0.13[6,7]	(0.13)[4,6]	16	5
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
12-31-2019	13.38	0.33[4]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2018	14.44	0.31[4]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14[7]	0.13[7]	2.17[4]	10	8
12-31-2017	13.50	0.33[4]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14[7]	0.13[7]	2.35[4]	11	7
12-31-2016	13.37	0.34[4]	0.40	0.74	(0.33)	(0.28)	—	(0.61)	13.50	5.50	0.13[7]	0.12[7]	2.48[4]	10	14
Series II
06-30-2021[3]	15.77	(0.03)[4]	0.72	0.69	—	—	—	—	16.46	4.38[5]	0.33[6,7]	0.33[6,7]	(0.33)[4,6]	308	5
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
12-31-2019	13.41	0.29[4]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[7]	0.33[7]	2.00[4]	269	15
12-31-2018	14.47	0.28[4]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34[7]	0.33[7]	1.94[4]	247	8
12-31-2017	13.52	0.30[4]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34[7]	0.33[7]	2.04[4]	295	7
12-31-2016	13.39	0.29[4]	0.42	0.71	(0.30)	(0.28)	—	(0.58)	13.52	5.28	0.33[7]	0.32[7]	2.14[4]	295	14
Series NAV
06-30-2021[3]	15.74	(0.01)[4]	0.72	0.71	—	—	—	—	16.45	4.51[5]	0.08[6,7]	0.08[6,7]	(0.08)[4,6]	41	5
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
12-31-2019	13.38	0.35[4]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[7]	0.08[7]	2.39[4]	30	15
12-31-2018	14.44	0.35[4]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09[7]	0.08[7]	2.46[4]	22	8
12-31-2017	13.49	0.35[4]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09[7]	0.08[7]	2.59[4]	20	7
12-31-2016	13.36	0.41[4]	0.34	0.75	(0.34)	(0.28)	—	(0.62)	13.49	5.55	0.08[7]	0.08[7]	3.00[4]	14	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Index Trust
Series I
06-30-2021[3]	21.34	0.10	3.61	3.71	—	—	—	—	25.05	17.39[4]	0.55[5]	0.45[5]	0.87[5]	1,107	9
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19[6,7]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	—	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
Series II
06-30-2021[3]	21.21	0.08	3.57	3.65	—	—	—	—	24.86	17.21[4]	0.75[5]	0.65[5]	0.67[5]	75	9
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19[6,7]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	—	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
Series NAV
06-30-2021[3]	21.34	0.11	3.60	3.71	—	—	—	—	25.05	17.39[4]	0.50[5]	0.40[5]	0.93[5]	287	9
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19[6,7]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	—	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
Series I
06-30-2021[3]	26.19	(0.10)	2.24	2.14	—	—	—	—	28.33	8.09[4]	0.92[5]	0.91[5]	(0.74)[5]	235	39
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	—	(1.13)	14.16	0.59	0.90[6]	0.89[6]	(0.27)	150	85
Series II
06-30-2021[3]	23.93	(0.12)	2.06	1.94	—	—	—	—	25.87	8.02[4]	1.12[5]	1.11[5]	(0.94)[5]	114	39
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	—	(1.13)	13.45	0.41	1.10[6]	1.09[6]	(0.47)	76	85
Series NAV
06-30-2021[3]	26.70	(0.10)	2.29	2.19	—	—	—	—	28.89	8.16[4]	0.87[5]	0.86[5]	(0.69)[5]	624	39
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	—	(1.13)	14.31	0.58	0.85[6]	0.84[6]	(0.22)	449	85
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Mid Value Trust
Series I
06-30-2021[3]	10.18	0.05	1.94	1.99	—	—	—	—	12.17	19.55[4]	1.04[5]	0.99[5]	0.88[5]	255	16
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	—	(1.57)	11.62	24.02	1.02[6]	0.96[6]	1.03	339	56
Series II
06-30-2021[3]	10.19	0.04	1.94	1.98	—	—	—	—	12.17	19.43[4]	1.24[5]	1.19[5]	0.67[5]	57	16
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	—	(1.55)	11.63	23.77	1.21[6]	1.16[6]	0.83	67	56
Series NAV
06-30-2021[3]	10.11	0.05	1.92	1.97	—	—	—	—	12.08	19.49[4]	0.99[5]	0.94[5]	0.91[5]	360	16
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	—	(1.57)	11.56	24.09	0.97[6]	0.91[6]	1.09	425	56
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2021[3]	18.97	0.18	4.12	4.30	—	—	—	—	23.27	22.67[4]	0.81[5]	0.80[5]	1.68[5]	71	42
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	—	(0.65)	18.65	6.92	0.74[6]	0.74[6]	2.32	85	147
Series II
06-30-2021[3]	18.96	0.15	4.12	4.27	—	—	—	—	23.23	22.52[4]	1.01[5]	1.00[5]	1.49[5]	38	42
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	—	(0.61)	18.68	6.69	0.94[6]	0.93[6]	2.11	51	147
Series NAV
06-30-2021[3]	18.84	0.18	4.10	4.28	—	—	—	—	23.12	22.72[4]	0.76[5]	0.75[5]	1.74[5]	263	42
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	—	(0.66)	18.53	6.96	0.69[6]	0.69[6]	2.37	267	147
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Science & Technology Trust
Series I
06-30-2021[3]	41.87	(0.15)	4.34	4.19	—	—	—	—	46.06	10.01[4]	1.11[5]	1.06[5]	(0.67)[5]	929	48
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	—	(3.31)	22.48	8.39	1.12[7]	1.07[7]	0.09	425	111
Series II
06-30-2021[3]	39.08	(0.18)	4.06	3.88	—	—	—	—	42.96	9.90[4]	1.31[5]	1.26[5]	(0.87)[5]	84	48
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	—	(3.31)	21.68	8.15	1.32[7]	1.27[7]	(0.11)	42	111
Series NAV
06-30-2021[3]	42.55	(0.14)	4.41	4.27	—	—	—	—	46.82	10.04[4]	1.06[5]	1.01[5]	(0.62)[5]	159	48
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	—	(3.31)	22.68	8.41	1.07[7]	1.02[7]	0.14	34	111
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2021[3]	16.31	0.04	2.80	2.84	—	—	—	—	19.15	17.41[4]	0.57[5]	0.51[5]	0.48[5]	506	16
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	—	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
Series II
06-30-2021[3]	16.20	0.03	2.76	2.79	—	—	—	—	18.99	17.22[4]	0.77[5]	0.71[5]	0.28[5]	40	16
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	—	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
Series NAV
06-30-2021[3]	16.33	0.05	2.80	2.85	—	—	—	—	19.18	17.45[4]	0.52[5]	0.46[5]	0.53[5]	167	16
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	—	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2021[3]	26.24	0.07	6.20	6.27	—	—	—	—	32.51	23.89[4]	1.13[5]	0.91[5]	0.44[5]	95	21
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	—	(2.98)	31.06	19.47	1.08[6]	0.99[6]	0.43	99	32
Series II
06-30-2021[3]	25.61	0.03	6.06	6.09	—	—	—	—	31.70	23.78[4]	1.33[5]	1.11[5]	0.23[5]	37	21
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	—	(2.92)	30.58	19.25	1.28[6]	1.19[6]	0.23	39	32
Series NAV
06-30-2021[3]	26.04	0.08	6.14	6.22	—	—	—	—	32.26	23.89[4]	1.08[5]	0.86[5]	0.50[5]	35	21
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	—	(3.00)	30.90	19.51	1.03[6]	0.94[6]	0.48	85	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2021[3]	11.92	(0.05)	0.60	0.55	—	—	—	—	12.47	4.53[4]	1.10[5]	1.09[5]	(0.85)[5]	129	67
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.01	2.29	1.09[6]	1.08[6]	(0.28)	79	95
Series II
06-30-2021[3]	10.88	(0.06)	0.55	0.49	—	—	—	—	11.37	4.50[4]	1.30[5]	1.29[5]	(1.05)[5]	40	67
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	—	(0.78)	7.65	2.14	1.29[6]	1.28[6]	(0.47)	28	95
Series NAV
06-30-2021[3]	12.17	(0.05)	0.62	0.57	—	—	—	—	12.74	4.60[4]	1.05[5]	1.04[5]	(0.80)[5]	270	67
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.09	2.27	1.04[6]	1.03[6]	(0.22)	267	95
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Small Cap Value Trust
Series I
06-30-2021[3]	14.70	0.04	2.96	3.00	—	—	—	—	17.70	20.41[4]	1.03[5]	1.02[5]	0.51[5]	192	15
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	—	(3.07)	21.51	22.67	1.10[6]	1.10[6]	0.69	373	16
Series II
06-30-2021[3]	14.58	0.03	2.94	2.97	—	—	—	—	17.55	20.30[4]	1.23[5]	1.22[5]	0.32[5]	29	15
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	—	(3.03)	21.40	22.45	1.30[6]	1.29[6]	0.49	41	16
Series NAV
06-30-2021[3]	14.63	0.05	2.95	3.00	—	—	—	—	17.63	20.51[4]	0.98[5]	0.97[5]	0.56[5]	342	15
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	—	(3.08)	21.44	22.68	1.05[6]	1.05[6]	0.74	313	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2021[3]	10.55	—[4]	1.71	1.71	—	—	—	—	12.26	16.11[5]	1.17[6]	1.11[6]	0.02[6]	61	14
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	—	(3.51)	22.06	32.32	1.12[7]	1.06[7]	0.83	72	24
Series II
06-30-2021[3]	10.05	(0.01)	1.63	1.62	—	—	—	—	11.67	16.02[5]	1.37[6]	1.31[6]	(0.18)[6]	46	14
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	—	(3.47)	21.71	32.05	1.32[7]	1.26[7]	0.63	58	24
Series NAV
06-30-2021[3]	10.48	—[4]	1.70	1.70	—	—	—	—	12.18	16.22[5]	1.12[6]	1.06[6]	0.07[6]	67	14
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	—	(3.52)	22.00	32.33	1.07[7]	1.01[7]	0.86	156	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Less than $0.005 per share. 5 Not annualized. 6 Annualized. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Strategic Equity Allocation Trust
Series NAV
06-30-2021[3]	20.98	0.17	2.60	2.77	—	—	—	—	23.75	13.20[4]	0.66[5]	0.53[5]	1.48[5]	9,311	3
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	—	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
Series I
06-30-2021[3]	26.26	0.13	3.81	3.94	—	—	—	—	30.20	15.00[4]	0.57[5]	0.49[5]	0.90[5]	614	2
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6[6]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	—	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
Series II
06-30-2021[3]	26.13	0.10	3.79	3.89	—	—	—	—	30.02	14.89[4]	0.77[5]	0.69[5]	0.70[5]	51	2
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6[6]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	—	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
Series NAV
06-30-2021[3]	26.25	0.13	3.82	3.95	—	—	—	—	30.20	15.05[4]	0.52[5]	0.44[5]	0.95[5]	243	2
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6[6]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	—	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to April 26, 2021, Global Equity Trust was known as Global Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
91

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,544,990,879	$7,544,990,879	—	—
Short-term investments	188,052,461	1,036,455	$187,016,006	—
Total investments in securities	$7,733,043,340	$7,546,027,334	$187,016,006	—
Derivatives:
Assets
Futures	$2,795,411	$2,795,411	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,438,751,803	$1,438,751,803	—	—
Total investments in securities	$1,438,751,803	$1,438,751,803	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$253,080,024	$253,080,024	—	—
Total investments in securities	$253,080,024	$253,080,024	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,095,023,124	$1,095,023,124	—	—
Total investments in securities	$1,095,023,124	$1,095,023,124	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,082,280,216	$1,082,280,216	—	—
Total investments in securities	$1,082,280,216	$1,082,280,216	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$512,423,975	$512,423,975	—	—
Total investments in securities	$512,423,975	$512,423,975	—	—

92

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$664,636,745	$618,173,760	$46,462,985	—
Consumer discretionary	449,501,488	449,501,488	—	—
Consumer staples	859,134	859,134	—	—
Financials	68,683,367	68,683,367	—	—
Health care	260,982,572	260,982,572	—	—
Industrials	47,739,969	47,739,969	—	—
Information technology	944,155,121	944,155,121	—	—
Materials	12,275,615	12,275,615	—	—
Short-term investments	16,044,007	16,044,007	—	—
Total investments in securities	$2,464,878,018	$2,418,415,033	$46,462,985	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$134,598,329	$134,598,329	—	—
Consumer discretionary	199,195,176	171,385,686	$27,809,490	—
Consumer staples	23,244,893	23,244,893	—	—
Financials	10,140,961	10,140,961	—	—
Health care	34,330,780	34,330,780	—	—
Industrials	27,696,988	21,510,184	6,186,804	—
Information technology	336,551,507	322,509,469	14,042,038	—
Short-term investments	1,055,530	1,055,530	—	—
Total investments in securities	$766,814,164	$718,775,832	$48,038,332	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$338,517,571	$338,517,571	—	—
Preferred securities	5,868,323	5,868,323	—	—
Corporate bonds	36,855,728	—	$36,855,728	—
Term loans	40,283,819	—	40,283,819	—
Asset backed securities	1,270,728	—	1,270,728	—
Short-term investments	62,197,700	58,548,700	3,649,000	—
Total investments in securities	$484,993,869	$402,934,594	$82,059,275	—
Derivatives:
Liabilities
Written options	$(6,141,041)	—	$(6,141,041)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$2,802,836	—	$2,802,836	—
Austria	2,889,656	—	2,889,656	—
Bermuda	4,894,790	$4,894,790	—	—
Canada	9,777,715	9,777,715	—	—
China	4,765,104	—	4,765,104	—
Finland	8,484,276	—	8,484,276	—
93

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
France	$44,857,125	—	$44,857,125	—
Germany	24,236,719	—	24,236,719	—
Greece	1,859,047	—	1,859,047	—
Hong Kong	4,390,941	—	4,390,941	—
India	1,139,283	$1,139,283	—	—
Ireland	3,158,930	—	3,158,930	—
Isle of Man	2,220,006	—	2,220,006	—
Italy	2,714,675	—	2,714,675	—
Japan	52,227,614	—	52,227,614	—
Macau	1,752,209	—	1,752,209	—
Netherlands	15,264,164	—	15,264,164	—
Norway	4,808,205	—	4,808,205	—
Singapore	2,062,971	—	2,062,971	—
South Korea	24,164,798	2,121,307	22,043,491	—
Spain	1,867,295	—	1,867,295	—
Sweden	11,398,717	—	11,398,717	—
Switzerland	37,415,049	—	37,415,049	—
United Kingdom	29,741,940	7,023,573	22,718,367	—
United States	11,286,263	11,286,263	—	—
Preferred securities	4,725,776	—	4,725,776	—
Short-term investments	14,355,498	14,355,498	—	—
Total investments in securities	$329,261,602	$50,598,429	$278,663,173	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$124,754	—	$124,754	—
Belgium	34,390	—	34,390	—
Brazil	9,535,616	$9,535,616	—	—
Canada	130,103	130,103	—	—
Chile	1,140,928	1,140,928	—	—
China	65,814,224	9,690,975	55,981,487	$141,762
Colombia	247,216	247,216	—	—
Czech Republic	355,671	—	355,671	—
Greece	681,007	—	681,007	—
Hong Kong	15,270,342	—	15,233,797	36,545
Hungary	428,722	—	428,722	—
India	32,455,724	1,170,963	31,278,485	6,276
Indonesia	3,221,580	—	3,178,613	42,967
Malaysia	4,136,872	—	4,136,872	—
Mexico	6,095,297	6,095,297	—	—
Philippines	2,126,470	—	2,126,282	188
Poland	1,885,612	—	1,885,612	—
Qatar	1,272,818	—	1,272,818	—
Russia	3,849,427	—	3,849,427	—
Saudi Arabia	5,454,710	—	5,454,710	—
South Africa	10,563,049	577,833	9,985,216	—
South Korea	39,423,138	4,139,989	35,283,149	—
Taiwan	45,930,543	—	45,930,543	—
Thailand	5,013,028	—	5,013,028	—
Turkey	1,395,510	—	1,394,915	595
Ukraine	111,168	—	111,168	—
United Arab Emirates	1,496,727	—	1,496,727	—
United States	132,018	—	132,018	—
94

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Preferred securities
Brazil	$4,651,139	$4,651,139	—	—
Colombia	101,164	101,164	—	—
Philippines	16,487	—	$16,487	—
Warrants	986	986	—	—
Short-term investments	2,547,070	2,547,070	—	—
Total investments in securities	$265,643,510	$40,029,279	$225,385,898	$228,333
Derivatives:
Liabilities
Futures	$(9,468)	$(9,468)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,424,281	$83,424,281	—	—
Consumer discretionary	72,352,946	72,352,946	—	—
Consumer staples	114,779,408	114,779,408	—	—
Energy	103,208,522	74,629,798	$28,578,724	—
Financials	377,021,441	377,021,441	—	—
Health care	239,037,548	226,086,456	12,951,092	—
Industrials	197,067,164	196,155,788	911,376	—
Information technology	147,270,917	147,270,917	—	—
Materials	96,543,650	90,805,299	5,738,351	—
Real estate	68,091,935	68,091,935	—	—
Utilities	118,299,346	118,299,346	—	—
Preferred securities	25,082,217	25,082,217	—	—
Short-term investments	26,823,569	26,823,569	—	—
Total investments in securities	$1,669,002,944	$1,620,823,401	$48,179,543	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$77,351,102	$70,826,590	$6,524,512	—
Capital markets	26,598,851	24,366,603	2,232,248	—
Consumer finance	12,854,600	12,854,600	—	—
Diversified financial services	6,746,086	5,109,231	1,636,855	—
Insurance	27,447,726	27,447,726	—	—
Thrifts and mortgage finance	1,644,037	1,644,037	—	—
Information technology
IT services	8,209,512	8,209,512	—	—
Real estate
Equity real estate investment trusts	5,989,604	5,652,512	337,092	—
Real estate management and development	944,854	—	944,854	—
Short-term investments	2,751,000	—	2,751,000	—
Total investments in securities	$170,537,372	$156,110,811	$14,426,561	—

95

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$413,439,986	$413,439,986	—	—
Consumer discretionary	486,648,672	433,152,975	$53,495,697	—
Consumer staples	193,260,654	172,519,814	20,740,840	—
Energy	133,997,425	133,997,425	—	—
Financials	438,433,625	438,433,625	—	—
Health care	168,566,539	168,566,539	—	—
Industrials	219,088,945	219,088,945	—	—
Information technology	317,434,383	288,069,610	29,364,773	—
Materials	23,890,135	23,890,135	—	—
Real estate	98,320,203	98,320,203	—	—
Short-term investments	35,082,000	—	35,082,000	—
Total investments in securities	$2,528,162,567	$2,389,479,257	$138,683,310	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$79,780,936	$79,780,936	—	—
Consumer discretionary	64,910,390	64,910,390	—	—
Consumer staples	73,507,472	45,883,426	$27,624,046	—
Energy	78,379,097	78,379,097	—	—
Financials	191,723,555	191,723,555	—	—
Health care	108,244,105	108,244,105	—	—
Industrials	99,451,033	99,451,033	—	—
Information technology	64,585,587	53,325,805	11,259,782	—
Materials	7,775,532	7,775,532	—	—
Real estate	19,557,055	19,557,055	—	—
Short-term investments	22,470,000	—	22,470,000	—
Total investments in securities	$810,384,762	$749,030,934	$61,353,828	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
China	$3,864,104	$3,864,104	—	—
France	30,641,090	—	$30,641,090	—
Germany	4,776,582	—	4,776,582	—
Ireland	7,064,039	—	7,064,039	—
Japan	14,332,141	—	14,332,141	—
Netherlands	34,395,014	—	34,395,014	—
Switzerland	14,854,383	5,135,351	9,719,032	—
United Kingdom	29,483,777	—	29,483,777	—
United States	199,674,699	199,674,699	—	—
Preferred securities	10,449,367	—	10,449,367	—
Short-term investments	4,524,300	4,524,300	—	—
Total investments in securities	$354,059,496	$213,198,454	$140,861,042	—
Derivatives:
Assets
Forward foreign currency contracts	$280,865	—	$280,865	—
96

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Liabilities
Forward foreign currency contracts	$(319,180)	—	$(319,180)	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$544,627	$179,931	—	$364,696
Consumer staples	32,592	32,592	—	—
Financials	2,114,429	2,114,429	—	—
Health care	330,775,553	315,609,591	$15,156,939	9,023
Preferred securities
Consumer discretionary	814,367	—	—	814,367
Health care	1,927,961	—	1,927,961	—
Warrants	53,446	53,446	—	—
Short-term investments	2,310,929	2,310,929	—	—
Total investments in securities	$338,573,904	$320,300,918	$17,084,900	$1,188,086

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$29,484	$29,484	—	—
Australia	42,636,112	—	$42,636,112	—
Austria	1,235,558	—	1,235,558	—
Belgium	5,167,275	—	5,167,275	—
Brazil	10,695,548	10,695,548	—	—
Canada	65,450,458	65,022,264	428,194	—
Chile	866,551	603,064	263,487	—
China	96,139,550	30,775,221	65,318,699	$45,630
Colombia	249,684	249,684	—	—
Czech Republic	323,205	—	323,205	—
Denmark	15,040,432	—	15,040,432	—
Egypt	172,646	—	172,646	—
Finland	7,542,565	—	7,542,565	—
France	64,851,861	—	64,851,861	—
Germany	50,436,007	—	50,436,007	—
Greece	467,992	—	464,668	3,324
Hong Kong	24,452,334	498,121	23,942,342	11,871
Hungary	615,167	—	615,167	—
India	27,203,518	4,515,688	22,687,830	—
Indonesia	3,029,179	7,758	3,021,421	—
Ireland	6,141,934	—	6,141,934	—
Isle of Man	469,450	—	469,450	—
Israel	3,613,956	1,244,681	2,369,275	—
Italy	12,126,672	—	12,126,672	—
Japan	134,210,071	—	134,210,071	—
Jordan	194,218	—	194,218	—
Luxembourg	1,813,979	—	1,813,979	—
Macau	438,384	—	438,384	—
Malaysia	3,609,058	—	3,609,058	—
Mexico	4,773,368	4,773,368	—	—
Netherlands	32,606,327	—	32,606,327	—
New Zealand	1,801,378	—	1,801,378	—
Norway	3,907,913	—	3,907,913	—
97

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Peru	$552,617	$552,617	—	—
Philippines	1,780,398	—	$1,780,398	—
Poland	2,208,918	—	2,208,918	—
Portugal	824,051	—	824,051	—
Romania	106,424	—	106,424	—
Russia	8,627,078	6,770,998	1,856,080	—
Saudi Arabia	7,883,363	—	7,883,363	—
Singapore	6,430,049	137,300	6,292,749	—
South Africa	9,845,385	—	9,845,385	—
South Korea	33,756,392	105,777	33,650,615	—
Spain	14,537,348	86,567	14,450,781	—
Sweden	20,518,477	—	20,518,477	—
Switzerland	59,191,610	—	59,191,610	—
Taiwan	37,942,882	—	37,942,882	—
Thailand	4,196,116	—	4,196,116	—
Turkey	722,292	—	722,292	—
United Arab Emirates	1,685	—	1,685	—
United Kingdom	72,645,418	—	72,645,418	—
United States	473,306	473,306	—	—
Uruguay	263,016	263,016	—	—
Preferred securities
Brazil	3,624,589	3,624,589	—	—
Germany	3,775,183	—	3,775,183	—
South Korea	2,051,886	—	2,051,886	—
Corporate bonds	1,428	—	1,428	—
Rights	14,843	14,843	—	—
Warrants	1,281	1,281	—	—
Short-term investments	19,693,754	19,693,754	—	—
Total investments in securities	$933,981,623	$150,138,929	$783,781,869	$60,825
Derivatives:
Liabilities
Futures	$(154,447)	$(154,447)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,548,381	$60,475	$8,482,512	$5,394
Austria	2,089,489	—	2,089,489	—
Belgium	1,878,936	21,660	1,857,276	—
Bermuda	95,981	—	95,981	—
Cambodia	38,576	—	38,576	—
Canada	13,546,073	13,546,072	—	1
China	82,511	—	82,511	—
Denmark	2,696,153	—	2,696,153	—
Finland	3,118,702	—	3,118,702	—
France	5,358,848	—	5,356,530	2,318
Gabon	3,382	—	3,382	—
Georgia	61,571	—	61,571	—
Germany	8,061,244	—	8,061,244	—
Gibraltar	84,282	—	84,282	—
Greece	72	—	—	72
Guernsey, Channel Islands	2,097	—	2,097	—
Hong Kong	3,242,795	—	3,217,075	25,720
98

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Ireland	$996,317	—	$996,317	—
Isle of Man	123,308	—	123,308	—
Israel	1,922,097	$123,507	1,798,590	—
Italy	4,149,986	—	4,149,986	—
Japan	28,487,782	—	28,487,782	—
Jersey, Channel Islands	195,963	—	195,963	—
Liechtenstein	64,058	—	64,058	—
Luxembourg	745,518	—	745,518	—
Macau	19,545	—	19,545	—
Malaysia	197,698	—	197,698	—
Malta	185,709	—	185,709	—
Netherlands	3,576,007	—	3,576,007	—
New Zealand	743,603	—	743,603	—
Norway	1,072,502	—	1,072,502	—
Peru	35,121	—	35,121	—
Portugal	336,002	—	336,002	—
Russia	51,214	—	51,214	—
Singapore	1,630,735	—	1,584,162	$46,573
South Africa	170,853	—	170,853	—
Spain	2,571,715	—	2,571,715	—
Sweden	4,678,666	—	4,678,666	—
Switzerland	8,212,424	—	8,212,424	—
United Arab Emirates	27,195	—	27,195	—
United Kingdom	17,039,752	194,281	16,840,759	4,712
United States	770,989	294,380	476,609	—
Preferred securities	418,380	—	418,380	—
Rights	433	433	—	—
Short-term investments	1,975,132	1,975,132	—	—
Total investments in securities	$129,307,797	$16,215,940	$113,007,067	$84,790
Derivatives:
Liabilities
Futures	$(20,387)	$(20,387)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,200,909,418	$1,200,909,418	—	—
Total investments in securities	$1,200,909,418	$1,200,909,418	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$234,882,302	$234,882,302	—	—
Total investments in securities	$234,882,302	$234,882,302	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,440,890,193	$6,440,890,193	—	—
Total investments in securities	$6,440,890,193	$6,440,890,193	—	—

99

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$365,164,802	$365,164,802	—	—
Total investments in securities	$365,164,802	$365,164,802	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,381,750,715	$1,381,750,715	—	—
Short-term investments	82,582,904	6,098,615	$76,484,289	—
Total investments in securities	$1,464,333,619	$1,387,849,330	$76,484,289	—
Derivatives:
Liabilities
Futures	$(977,070)	$(977,070)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,430,591	$83,430,591	—	—
Consumer discretionary	312,357,120	283,633,844	$28,723,276	—
Consumer staples	24,193,669	21,740,998	2,452,671	—
Financials	43,322,045	43,322,045	—	—
Health care	203,371,111	203,371,111	—	—
Industrials	75,362,851	75,362,851	—	—
Information technology	210,083,646	209,118,006	894,790	$70,850
Preferred securities	7,959,975	—	—	7,959,975
Short-term investments	43,773,961	29,973,961	13,800,000	—
Total investments in securities	$1,003,854,969	$949,953,407	$45,870,737	$8,030,825
Unrealized appreciation on unfunded commitments	$2,117,102	—	—	$2,117,102

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$31,792,916	$31,792,916	—	—
Consumer discretionary	17,944,792	14,875,998	$3,068,794	—
Consumer staples	56,082,710	51,718,510	4,364,200	—
Energy	83,901,472	80,485,531	3,415,941	—
Financials	108,444,228	101,446,471	6,997,757	—
Health care	110,793,919	105,822,560	4,971,359	—
Industrials	44,401,846	41,193,141	3,208,705	—
Information technology	16,000,054	16,000,054	—	—
Materials	63,530,938	58,575,527	4,955,411	—
Real estate	41,294,190	41,294,190	—	—
Utilities	46,655,785	46,655,785	—	—
Preferred securities	941,695	941,695	—	—
Corporate bonds	1,484,080	—	1,484,080	—
Term loans	88,000	—	88,000	—
Short-term investments	49,391,713	49,391,713	—	—
Total investments in securities	$672,748,338	$640,194,091	$32,554,247	—

100

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$370,514,729	$370,514,729	—	—
Short-term investments	1,573,727	1,573,727	—	—
Total investments in securities	$372,088,456	$372,088,456	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$179,199,847	$158,690,020	$20,509,827	—
Consumer discretionary	278,757,337	207,987,159	70,770,178	—
Health care	8,493,251	8,493,251	—	—
Industrials	8,653,078	8,653,078	—	—
Information technology	646,928,446	589,188,382	57,740,064	—
Short-term investments	59,550,897	40,014,897	19,536,000	—
Total investments in securities	$1,181,582,856	$1,013,026,787	$168,556,069	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$24,530,126	$24,530,126	—	—
Consumer discretionary	80,843,471	80,816,814	$26,657	—
Consumer staples	21,561,078	21,561,078	—	—
Energy	29,141,261	29,141,261	—	—
Financials	100,504,209	100,503,297	—	$912
Health care	143,564,552	143,401,724	—	162,828
Industrials	96,428,706	96,428,706	—	—
Information technology	92,195,068	92,195,068	—	—
Materials	25,907,340	25,907,340	—	—
Real estate	46,414,211	46,414,211	—	—
Utilities	16,100,776	16,100,776	—	—
Rights	74,897	74,897	—	—
Warrants	6,680	6,680	—	—
Short-term investments	38,297,996	5,698,446	32,599,550	—
Total investments in securities	$715,570,371	$682,780,424	$32,626,207	$163,740
Derivatives:
Assets
Futures	$5,224	$5,224	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,574,155	$3,574,155	—	—
Consumer discretionary	23,351,516	23,351,516	—	—
Consumer staples	6,930,299	6,930,299	—	—
Energy	9,630,556	9,630,556	—	—
Financials	34,219,976	34,219,393	—	$583
Health care	21,756,737	21,731,102	—	25,635
101

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Industrials	$30,861,676	$30,861,676	—	—
Information technology	20,821,677	20,821,677	—	—
Materials	11,346,653	11,346,653	—	—
Real estate	2,452,423	2,452,423	—	—
Utilities	1,081,479	1,081,479	—	—
Preferred securities	68,851	68,851	—	—
Warrants	2,380	2,380	—	—
Short-term investments	774,038	774,038	—	—
Total investments in securities	$166,872,416	$166,846,198	—	$26,218

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$17,331,987	$17,331,987	—	—
Consumer discretionary	85,783,748	82,992,078	$2,791,670	—
Consumer staples	6,199,402	5,324,493	874,909	—
Financials	16,555,543	16,555,543	—	—
Health care	121,398,063	121,398,063	—	—
Industrials	48,624,165	48,624,165	—	—
Information technology	124,884,842	121,271,352	3,570,532	$42,958
Materials	2,775,736	2,775,736	—	—
Real estate	15,060,702	15,060,702	—	—
Short-term investments	11,041,650	9,241,650	1,800,000	—
Total investments in securities	$449,655,838	$440,575,769	$9,037,111	$42,958
Unrealized appreciation on unfunded commitments	$(70,880)	—	—	$(70,880)

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$30,239,337	$30,239,337	—	—
Consumer staples	32,462,202	20,257,724	$12,204,478	—
Energy	19,790,079	19,790,079	—	—
Financials	131,815,943	131,815,943	—	—
Health care	39,772,810	39,772,810	—	—
Industrials	136,094,476	124,006,280	12,088,196	—
Information technology	41,819,261	41,819,261	—	—
Materials	40,027,571	40,027,571	—	—
Real estate	51,859,141	51,859,141	—	—
Utilities	21,982,014	21,982,014	—	—
Short-term investments	15,918,223	218,223	15,700,000	—
Total investments in securities	$561,781,057	$521,788,383	$39,992,674	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$170,394,106	$170,394,106	—	—
Warrants	11,710	11,710	—	—
Short-term investments	4,001,287	4,001,287	—	—
Total investments in securities	$174,407,103	$174,407,103	—	—

102

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$714,548,267	$580,403,014	$134,145,253	—
Consumer discretionary	1,110,743,147	762,203,826	348,539,321	—
Consumer staples	616,420,895	331,310,068	285,110,827	—
Energy	265,107,069	176,153,579	88,953,490	—
Financials	1,195,850,079	730,685,819	465,163,615	$645
Health care	1,156,890,967	818,560,777	338,219,928	110,262
Industrials	1,036,815,210	609,571,103	427,244,107	—
Information technology	1,766,376,655	1,520,875,374	245,501,281	—
Materials	406,073,292	188,435,487	217,637,805	—
Real estate	307,219,805	223,941,872	83,277,933	—
Utilities	248,209,746	154,390,275	93,819,471	—
Preferred securities	16,903,531	—	16,903,531	—
Rights	99,495	99,495	—	—
Warrants	147,509	147,509	—	—
Short-term investments	447,050,232	47,340,809	399,709,423	—
Total investments in securities	$9,288,455,899	$6,144,119,007	$3,144,225,985	$110,907
Derivatives:
Assets
Futures	$4,639,961	$4,639,961	—	—
Liabilities
Futures	(3,963,750)	(3,963,750)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$97,013,783	$97,012,918	$797	$68
Consumer discretionary	112,470,843	112,465,447	5,367	29
Consumer staples	51,414,367	51,414,367	—	—
Energy	27,347,343	27,347,343	—	—
Financials	100,737,306	100,737,184	—	122
Health care	113,120,241	113,103,295	—	16,946
Industrials	78,801,157	78,801,157	—	—
Information technology	228,845,260	228,845,260	—	—
Materials	20,852,238	20,852,043	—	195
Real estate	28,110,783	28,103,344	—	7,439
Utilities	19,365,093	19,365,093	—	—
Preferred securities	42,726	42,726	—	—
Corporate bonds	886	—	886	—
Rights	6,147	6,147	—	—
Warrants	3,323	2,677	634	12
Short-term investments	38,828,045	9,232,360	29,595,685	—
Total investments in securities	$916,959,541	$887,331,361	$29,603,369	$24,811
Derivatives:
Assets
Futures	$356,305	$356,305	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
103

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Trust	Common stocks	Preferred securities	Unfunded commitments	Total
Balance as of 12-31-20	$816,142	$20,108,657	—	$20,924,799
Realized gain (loss)	360,889	928,273	—	1,289,162
Change in unrealized appreciation (depreciation)	(399,749)	(6,055,952)	$2,117,102	(4,338,599)
Purchases	—	—	—	—
Sales	(706,432)	(7,021,003)	—	(7,727,435)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-21	$70,850	$7,959,975	$2,117,102	$10,147,927
Change in unrealized at period end[1]	—	$636,531	$2,117,102	$2,753,633

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 6-30-21	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$70,850	Recovery Value	Expected future value Discount	$0.33 15%

Preferred Securities	$5,056,092	Market Comparable	EV to revenue multiple Discount OPM - Volatility	1.84x 17.5%
	$1,782,975	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	7.35x 25% 45%
	$1,072,477	Transactions Indicative of Value	Adjusted prior/recent transactions Exchange Ratio Discount Probability Weightings	$11.50 0.83 7.5% 90%
	$48,431	Recovery Value	Expected future value Discount	$0.355 55%
	$7,959,975

Unrealized appreciation on unfunded commitments	$2,289,515	Transaction Indicative of Value	Prior/recent transactions Discount	$15.02 10%
	$(172,413)	Transaction Indicative of Value	Prior/recent transactions Probability weighting Discount	$10.31 90% 10%
	$2,117,102

Total	$10,147,927
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of June 30, 2021, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Exchange Ratio	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability weighting	Variable	Variable
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the
104

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collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The portfolios may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. Mid Cap Stock Trust and Small Cap Stock Trust had unfunded commitments outstanding of $9,165,000 and $6,876,000, respectively, to purchase PIPE shares as of June 30, 2021. Unrealized appreciation (depreciation) on the SPAC commitments is reflected on the Statements of assets and liabilities as Unrealized appreciation (depreciation) on unfunded commitments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
105

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Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$1,016,056	$1,036,485	—
Blue Chip Growth Trust	6,028,963	6,158,223	—
Disciplined Value International Trust	11,428,106	9,544,107	$2,469,521
Emerging Markets Value Trust	4,868,824	2,539,215	2,856,292
Equity Income Trust	6,533,050	6,669,672	—
International Equity Index Trust	13,941,022	7,364,452	7,508,761
International Small Company Trust	3,126,802	1,979,678	1,448,179
Mid Cap Index Trust	6,588,372	6,098,610	643,215
Mid Cap Stock Trust	29,108,796	29,974,300	—
Mid Value Trust	2,741,647	2,828,683	—
Science & Technology Trust	9,489,636	9,697,384	—
Small Cap Index Trust	16,168,899	5,679,303	11,286,970
Small Cap Opportunities Trust	425,948	435,768	—
Small Cap Stock Trust	8,980,464	9,255,746	—
Small Cap Value Trust	213,065	218,225	—
Small Company Value Trust	504,188	515,526	—
Strategic Equity Allocation Trust	62,510,668	47,332,776	16,948,761
Total Stock Market Index Trust	8,911,447	9,228,874	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding International Equity Index Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
International Equity Index Trust and and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. Effective March 26, 2021, Real Estate Securities Trust transitioned from the BNP Paribas arrangement to the syndicated line of credit agreement with Citibank, N.A.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
500 Index Trust	$21,832
American Asset Allocation Trust	6,631
American Global Growth Trust	3,510
Portfolio	Commitment fee
American Growth Trust	$5,635
American Growth-Income Trust	5,647
American International Trust	4,221

106

Significant accounting policies, continued

Portfolio	Commitment fee
Blue Chip Growth Trust	$9,019
Capital Appreciation Trust	4,741
Capital Appreciation Value Trust	4,077
Disciplined Value International Trust	3,688
Emerging Markets Value Trust	3,509
Equity Income Trust	7,144
Financial Industries Trust	3,277
Fundamental All Cap Core Trust	9,005
Fundamental Large Cap Value Trust	4,835
Global Equity Trust	3,767
Health Sciences Trust	3,700
International Equity Index Trust	5,199
International Small Company Trust	3,184
Lifestyle Balanced Portfolio	5,915
Lifestyle Conservative Portfolio	3,476

Portfolio	Commitment fee
Lifestyle Growth Portfolio	$19,662
Lifestyle Moderate Portfolio	3,802
Mid Cap Index Trust	6,574
Mid Cap Stock Trust	5,372
Mid Value Trust	4,586
Real Estate Securities Trust	3,614
Science & Technology Trust	5,842
Small Cap Index Trust	4,634
Small Cap Opportunities Trust	3,288
Small Cap Stock Trust	4,003
Small Cap Value Trust	4,286
Small Company Value Trust	3,302
Strategic Equity Allocation Trust	27,461
Total Stock Market Index Trust	5,111
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value International Trust	$17,239,773	$19,812,805
Emerging Markets Value Trust	—	50,093,565
Global Equity Trust	—	39,676,162
Real Estate Securities Trust	10,482,649	—
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,040,113,990	$4,772,094,524	$(76,369,763)	$4,695,724,761
American Asset Allocation Trust	1,049,359,819	389,391,984	—	389,391,984
American Global Growth Trust	165,574,564	87,505,460	—	87,505,460
American Growth Trust	710,619,039	384,404,085	—	384,404,085
American Growth-Income Trust	809,194,495	273,085,721	—	273,085,721
American International Trust	395,863,050	116,560,925	—	116,560,925
Blue Chip Growth Trust	1,303,347,229	1,164,866,478	(3,335,689)	1,161,530,789
Capital Appreciation Trust	490,859,296	279,064,749	(3,109,881)	275,954,868
Capital Appreciation Value Trust	398,109,725	83,508,594	(2,765,491)	80,743,103
Disciplined Value International Trust	293,057,519	41,934,815	(5,730,732)	36,204,083
Emerging Markets Value Trust	230,405,002	62,560,364	(27,331,324)	35,229,040
Equity Income Trust	1,238,923,626	440,837,059	(10,757,741)	430,079,318
Financial Industries Trust	135,411,603	36,216,335	(1,090,566)	35,125,769
Fundamental All Cap Core Trust	1,343,929,780	1,195,214,672	(10,981,885)	1,184,232,787
Fundamental Large Cap Value Trust	568,754,114	244,951,301	(3,320,653)	241,630,648
Global Equity Trust	284,939,544	72,175,771	(3,094,134)	69,081,637
Health Sciences Trust	212,316,290	131,712,913	(5,455,299)	126,257,614
International Equity Index Trust	633,331,863	365,780,164	(65,284,851)	300,495,313
International Small Company Trust	118,122,959	32,408,965	(21,244,514)	11,164,451
107

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Balanced Portfolio	$1,017,887,314	$183,022,104	—	$183,022,104
Lifestyle Conservative Portfolio	218,925,877	15,956,425	—	15,956,425
Lifestyle Growth Portfolio	5,141,999,413	1,298,890,780	—	1,298,890,780
Lifestyle Moderate Portfolio	320,740,657	44,424,145	—	44,424,145
Mid Cap Index Trust	1,079,536,023	419,340,267	$(35,519,741)	383,820,526
Mid Cap Stock Trust	755,046,644	262,235,394	(13,427,069)	248,808,325
Mid Value Trust	545,653,852	141,684,723	(14,590,237)	127,094,486
Real Estate Securities Trust	305,736,366	66,518,379	(166,289)	66,352,090
Science & Technology Trust	931,472,222	261,602,239	(11,491,605)	250,110,634
Small Cap Index Trust	501,310,953	245,587,323	(31,322,681)	214,264,642
Small Cap Opportunities Trust	123,017,936	51,829,249	(7,974,769)	43,854,480
Small Cap Stock Trust	386,449,334	79,588,688	(16,382,184)	63,206,504
Small Cap Value Trust	448,964,497	122,405,554	(9,588,994)	112,816,560
Small Company Value Trust	121,429,561	55,182,748	(2,205,206)	52,977,542
Strategic Equity Allocation Trust	4,882,912,373	4,607,137,565	(200,917,828)	4,406,219,737
Total Stock Market Index Trust	375,417,123	563,259,720	(21,360,997)	541,898,723
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, wash sale loss deferrals, litigation proceeds and investments in passive foreign investment companies.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the
108

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risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$201.3 million to $246.2 million
Emerging Markets Value Trust	To gain exposure to certain securities markets.	$1.5 million to $2.1 million
International Equity Index Trust	To gain exposure to certain securities markets.	$18.5 million to $25.8 million
International Small Company Trust	To gain exposure to certain securities markets.	$767,000 to $959,000
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.7 million to $82.4 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.2 million to $47.9 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$289.8 million to $461.3 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$12.7 million to $31.9 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against changes in foreign currency exchange rates.	Up to $26.6 million
Global Equity Trust	To manage against changes in foreign currency exchange rates.	$21.2 million to $22.4 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used written options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$4.2 million to $6.1 million
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Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,795,411	—
				$2,795,411	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(6,141,041)
				—	$(6,141,041)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(9,468)
				—	$(9,468)
Global Equity Trust	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$280,865	$(319,180)
				$280,865	$(319,180)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(154,447)
				—	$(154,447)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(20,387)
				—	$(20,387)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(977,070)
				—	$(977,070)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$5,224	—
				$5,224	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,639,961	$(3,963,750)
				$4,639,961	$(3,963,750)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$356,305	—
				$356,305	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$33,576,833	—	—	$33,576,833
Capital Appreciation Value Trust	Equity	—	—	$1,488,551	$1,488,551
Emerging Markets Value Trust	Equity	$41,438	—	—	$41,438
Financial Industries Trust	Currency	—	$(625,234)	—	$(625,234)
Global Equity Trust	Currency	—	$(252,021)	—	$(252,021)
International Equity Index Trust	Equity	$2,234,455	—	—	$2,234,455
International Small Company Trust	Equity	$120,747	—	—	$120,747
Mid Cap Index Trust	Equity	$7,814,383	—	—	$7,814,383
Small Cap Index Trust	Equity	$3,060,469	—	—	$3,060,469
Strategic Equity Allocation Trust	Equity	$56,772,531	—	—	$56,772,531
Total Stock Market Index Trust	Equity	$3,366,758	—	—	$3,366,758
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$(2,455,966)	—	—	$(2,455,966)
Capital Appreciation Value Trust	Equity	—	—	$241,853	$241,853
Emerging Markets Value Trust	Equity	$(50,998)	—	—	$(50,998)
Financial Industries Trust	Currency	—	$656,480	—	$656,480
Global Equity Trust	Currency	—	$451,011	—	$451,011
International Equity Index Trust	Equity	$(766,735)	—	—	$(766,735)
International Small Company Trust	Equity	$(29,902)	—	—	$(29,902)
Mid Cap Index Trust	Equity	$(1,396,824)	—	—	$(1,396,824)
Small Cap Index Trust	Equity	$(498,550)	—	—	$(498,550)
Strategic Equity Allocation Trust	Equity	$(6,262,112)	—	—	$(6,262,112)
Total Stock Market Index Trust	Equity	$82,404	—	—	$82,404
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series.
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and Disciplined Value International Fund, a series of John Hancock Investment Trust.
•  Emerging Markets Value Trust — a)0.900% of the first $100 million of aggregate net assets; and b) 0.850% of the excess over $100 million of aggregate net assets. Prior to March 1, 2021, the annual rates were a) 1.000% of the first $100 million of aggregate net assets; and b) 0.950% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
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When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.850% of aggregate net assets. Prior to March 1, 2021, 0.950% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.
•  Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:
Portfolio	Subadvisor(s)
Science & Technology Trust	Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
112

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Portfolio	Subadvisor(s)
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[1]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Stock Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
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The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2022, and may terminate at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Lifestyle Growth Portfolio by 0.005% of the portfolio's average daily net assets. The expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2021, this waiver was voluntary.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios’ net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for International Small Company Trust and Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee on Science & Technology Trust so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust (after giving effect to asset-based breakpoints) by 0.003% of the Fund’s average daily net assets. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$5,562,727	$102,424	—	$3,093,169	$8,758,320
American Asset Allocation Trust	15,209	41,511	$5,548	—	62,268
American Global Growth Trust	1,801	7,635	1,422	—	10,858
American Growth Trust	9,822	31,968	4,531	—	46,321
American Growth-Income Trust	13,484	23,310	9,253	—	46,047
American International Trust	7,340	13,667	1,641	—	22,648
Blue Chip Growth Trust	66,336	25,612	—	315,976	407,924
Capital Appreciation Trust	11,500	3,736	—	16,591	31,827
Capital Appreciation Value Trust	1,668	60,459	—	35,507	97,634
Disciplined Value International Trust	3,520	2,091	—	8,258	13,869
Emerging Markets Value Trust	291	1,521	—	9,205	11,017
Equity Income Trust	36,655	19,413	—	186,736	242,804
Financial Industries Trust	4,815	796	—	1,256	6,867
Fundamental All Cap Core Trust	5,362	2,379	—	94,847	102,588
Fundamental Large Cap Value Trust	25,564	10,135	—	8,224	43,923
Global Equity Trust	11,807	1,218	—	1,997	15,022
Health Sciences Trust	21,330	22,004	—	44,901	88,235
International Equity Index Trust	478,518	30,394	—	634,011	1,142,923
International Small Company Trust	1,181	676	—	3,547	5,404
Lifestyle Balanced Portfolio	1,010	24,545	—	3,547	29,102
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	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
Lifestyle Conservative Portfolio	$1,539	$18,287	—	$862	$20,688
Lifestyle Growth Portfolio	6,017	140,859	—	12,703	159,579
Lifestyle Moderate Portfolio	488	9,602	—	1,227	11,317
Mid Cap Index Trust	590,023	39,681	—	144,769	774,473
Mid Cap Stock Trust	10,172	5,097	—	27,446	42,715
Mid Value Trust	65,284	14,607	—	98,556	178,447
Real Estate Securities Trust	2,837	1,502	—	10,435	14,774
Science & Technology Trust	248,985	21,807	—	40,283	311,075
Small Cap Index Trust	144,237	11,510	—	47,986	203,733
Small Cap Opportunities Trust	99,092	38,356	—	37,254	174,702
Small Cap Stock Trust	6,032	1,817	—	11,919	19,768
Small Cap Value Trust	8,149	1,178	—	14,770	24,097
Small Company Value Trust	18,746	14,666	—	20,383	53,795
Strategic Equity Allocation Trust	—	—	—	6,142,277	6,142,277
Total Stock Market Index Trust	229,866	18,979	—	89,853	338,698
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.22%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.70%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.78%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.88%
Equity Income Trust	0.65%
Financial Industries Trust	0.76%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.90%
International Equity Index Trust	0.27%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.87%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.02%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.96%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.78%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%

*	The JHVIT Feeder Funds do not directly incur investment advisory fees. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
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Class	Rule 12b-1 Fee
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,146,856	$105,564	$—	$1,252,420
American Asset Allocation Trust	1,045,213	3,572,133	158,997	4,776,343
American Global Growth Trust	123,671	656,934	40,773	821,378
American Growth Trust	674,766	2,750,860	129,985	3,555,611
American Growth-Income Trust	926,919	2,004,940	265,281	3,197,140
American International Trust	505,199	1,176,356	47,103	1,728,658
Blue Chip Growth Trust	95,896	185,200	—	281,096
Capital Appreciation Trust	66,000	107,265	—	173,265
Capital Appreciation Value Trust	1,958	356,433	—	358,391
Disciplined Value International Trust	20,176	59,960	—	80,136
Emerging Markets Value Trust	1,669	43,654	—	45,323
Equity Income Trust	61,240	162,191	—	223,431
Financial Industries Trust	27,540	22,703	—	50,243
Fundamental All Cap Core Trust	30,736	68,130	—	98,866
Fundamental Large Cap Value Trust	108,900	216,137	—	325,037
Global Equity Trust	67,679	34,909	—	102,588
Health Sciences Trust	19,606	101,180	—	120,786
International Equity Index Trust	94,778	30,096	—	124,874
International Small Company Trust	6,773	19,363	—	26,136
Lifestyle Balanced Portfolio	10,104	1,227,312	—	1,237,416
Lifestyle Conservative Portfolio	4,353	259,193	—	263,546
Lifestyle Growth Portfolio	60,160	7,043,476	—	7,103,636
Lifestyle Moderate Portfolio	3,864	379,736	—	383,600
Mid Cap Index Trust	271,358	91,227	—	362,585
Mid Cap Stock Trust	58,373	146,333	—	204,706
Mid Value Trust	59,919	67,021	—	126,940
Real Estate Securities Trust	16,247	43,007	—	59,254
Science & Technology Trust	233,705	102,300	—	336,005
Small Cap Index Trust	122,803	49,026	—	171,829
Small Cap Opportunities Trust	23,072	44,651	—	67,723
Small Cap Stock Trust	34,684	52,215	—	86,899
Small Cap Value Trust	46,674	33,661	—	80,335
Small Company Value Trust	14,745	57,697	—	72,442
Total Stock Market Index Trust	146,008	60,264	—	206,272
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2021, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$285,771
American Global Growth Trust	70,073
American Growth Trust	330,103
American Growth-Income Trust	187,128
American International Trust	31,369
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Small Cap Opportunities Trust	Borrower	$12,300,000	2	0.655%	$(448)
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Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Strategic Equity Allocation Trust	Borrower	16,000,000	1	0.660	(293)
500 Index Trust	Lender	3,400,000	1	0.660	62
Blue Chip Growth Trust	Lender	14,000,000	1	0.660	257
Capital Appreciation Trust	Lender	2,400,000	1	0.670	45
Capital Appreciation Value Trust	Lender	12,100,000	2	0.658	443
Disciplined Value International Trust	Lender	4,000,000	1	0.655	73
Emerging Markets Value Trust	Lender	1,400,000	1	0.660	26
Equity Income Trust	Lender	13,700,000	2	0.666	507
Health Sciences Trust	Lender	1,200,000	1	0.655	22
International Equity Index Trust	Lender	9,778,877	4	0.659	716
International Small Company Trust	Lender	900,000	1	0.665	17
Mid Cap Index Trust	Lender	4,100,000	1	0.660	75
Mid Cap Stock Trust	Lender	3,700,000	3	0.660	203
Mid Value Trust	Lender	1,100,000	3	0.660	61
Real Estate Securities Trust	Lender	2,800,000	1	0.660	51
Science & Technology Trust	Lender	5,320,000	2	0.667	197
Small Cap Index Trust	Lender	2,870,563	1	0.660	53
Small Cap Opportunities Trust	Lender	1,900,000	1	0.650	34
Small Cap Stock Trust	Lender	2,700,000	1	0.660	50
Small Cap Value Trust	Lender	8,000,000	1	0.660	147
Small Company Value Trust	Lender	2,650,000	2	0.587	86
Strategic Equity Allocation Trust	Lender	5,400,000	3	0.660	297
Total Stock Market Index Trust	Lender	3,681,528	1	0.660	68
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
500 Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,423,500	$158,649,195	5,921,233	$218,381,029
Distributions reinvested	—	—	3,620,049	140,819,888
Repurchased	(4,448,479)	(208,361,570)	(9,756,329)	(365,725,383)
Net decrease	(1,024,979)	$(49,712,375)	(215,047)	$(6,524,466)
Series II shares
Sold	124,952	$5,785,744	278,601	$10,159,140
Distributions reinvested	—	—	63,871	2,486,486
Repurchased	(136,947)	(6,508,687)	(573,009)	(20,761,569)
Net decrease	(11,995)	$(722,943)	(230,537)	$(8,115,943)
Series NAV shares
Sold	678,255	$31,259,889	2,481,106	$89,192,287
Distributions reinvested	—	—	2,106,519	81,922,505
Repurchased	(2,104,603)	(96,623,302)	(6,996,982)	(265,504,963)
Net decrease	(1,426,348)	$(65,363,413)	(2,409,357)	$(94,390,171)
Total net decrease	(2,463,322)	$(115,798,731)	(2,854,941)	$(109,030,580)
American Asset Allocation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	527,300	$6,739,609	1,019,869	$12,392,769
Distributions reinvested	—	—	3,555,563	40,739,656
Repurchased	(729,570)	(9,492,004)	(1,692,942)	(20,650,720)
Net increase (decrease)	(202,270)	$(2,752,395)	2,882,490	$32,481,705
Series II shares
Sold	3,818	$46,585	48,549	$606,953
Distributions reinvested	—	—	10,249,020	117,374,226
Repurchased	(7,601,800)	(98,829,214)	(9,405,795)	(114,753,634)
Net increase (decrease)	(7,597,982)	$(98,782,629)	891,774	$3,227,545
117

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American Asset Allocation Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series III shares
Sold	25,732	$319,857	3,781	$48,472
Distributions reinvested	—	—	1,372,797	15,804,385
Repurchased	(561,096)	(7,268,387)	(920,846)	(11,348,696)
Net increase (decrease)	(535,364)	$(6,948,530)	455,732	$4,504,161
Total net increase (decrease)	(8,335,616)	$(108,483,554)	4,229,996	$40,213,411
American Global Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	222,275	$4,656,932	310,211	$5,619,188
Distributions reinvested	—	—	146,182	2,575,727
Repurchased	(126,989)	(2,648,200)	(169,318)	(2,780,771)
Net increase	95,286	$2,008,732	287,075	$5,414,144
Series II shares
Sold	116,365	$2,419,979	227,622	$3,274,179
Distributions reinvested	—	—	721,701	12,658,629
Repurchased	(889,778)	(18,661,507)	(2,012,493)	(34,683,183)
Net decrease	(773,413)	$(16,241,528)	(1,063,170)	$(18,750,375)
Series III shares
Sold	475	$10,333	16,897	$235,937
Distributions reinvested	—	—	132,412	2,331,770
Repurchased	(115,579)	(2,438,196)	(341,858)	(6,017,003)
Net decrease	(115,104)	$(2,427,863)	(192,549)	$(3,449,296)
Total net decrease	(793,231)	$(16,660,659)	(968,644)	$(16,785,527)
American Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	444,895	$10,959,644	821,756	$15,732,978
Distributions reinvested	—	—	1,156,818	23,055,381
Repurchased	(423,122)	(10,422,686)	(1,203,164)	(22,705,775)
Net increase	21,773	$536,958	775,410	$16,082,584
Series II shares
Sold	34,720	$868,971	346,084	$5,659,635
Distributions reinvested	—	—	4,176,618	82,362,899
Repurchased	(2,906,860)	(71,212,788)	(8,441,352)	(169,764,408)
Net decrease	(2,872,140)	$(70,343,817)	(3,918,650)	$(81,741,874)
Series III shares
Sold	4,864	$117,961	1,274	$24,568
Distributions reinvested	—	—	589,786	11,683,659
Repurchased	(387,758)	(9,609,907)	(1,359,161)	(27,453,411)
Net decrease	(382,894)	$(9,491,946)	(768,101)	$(15,745,184)
Total net decrease	(3,233,261)	$(79,298,805)	(3,911,341)	$(81,404,474)
American Growth-Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	119,528	$2,077,361	183,326	$2,819,280
Distributions reinvested	—	—	2,764,183	40,231,022
Repurchased	(937,697)	(15,790,999)	(1,756,412)	(27,399,881)
Net increase (decrease)	(818,169)	$(13,713,638)	1,191,097	$15,650,421
Series II shares
Sold	55,292	$947,055	1,974,037	$26,190,185
Distributions reinvested	—	—	4,911,020	71,054,364
Repurchased	(3,394,313)	(57,478,718)	(5,204,133)	(81,022,078)
Net increase (decrease)	(3,339,021)	$(56,531,663)	1,680,924	$16,222,471
118

Portfolio share transactions, continued

American Growth-Income Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series III shares
Sold	23,265	$403,131	573,376	$7,554,893
Distributions reinvested	—	—	1,975,364	28,815,935
Repurchased	(1,225,762)	(20,938,943)	(1,812,495)	(28,414,367)
Net increase (decrease)	(1,202,497)	$(20,535,812)	736,245	$7,956,461
Total net increase (decrease)	(5,359,687)	$(90,781,113)	3,608,266	$39,829,353
American International Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	318,377	$6,927,077	1,438,799	$26,075,864
Distributions reinvested	—	—	396,009	7,212,200
Repurchased	(1,018,029)	(22,309,176)	(805,159)	(14,834,306)
Net increase (decrease)	(699,652)	$(15,382,099)	1,029,649	$18,453,758
Series II shares
Sold	271,054	$5,721,691	1,542,713	$23,168,571
Distributions reinvested	—	—	769,296	13,936,196
Repurchased	(1,055,049)	(23,112,877)	(3,167,568)	(60,331,815)
Net decrease	(783,995)	$(17,391,186)	(855,559)	$(23,227,048)
Series III shares
Sold	31,993	$674,101	180,478	$2,688,570
Distributions reinvested	—	—	100,503	1,844,292
Repurchased	(115,392)	(2,518,868)	(376,456)	(7,258,610)
Net decrease	(83,399)	$(1,844,767)	(95,475)	$(2,725,748)
Total net increase (decrease)	(1,567,046)	$(34,618,052)	78,615	$(7,499,038)
Blue Chip Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	106,739	$4,416,567	103,392	$4,005,098
Distributions reinvested	—	—	1,276,533	48,329,550
Repurchased	(693,356)	(28,991,789)	(1,275,024)	(47,690,215)
Net increase (decrease)	(586,617)	$(24,575,222)	104,901	$4,644,433
Series II shares
Sold	14,922	$601,958	142,636	$5,254,705
Distributions reinvested	—	—	544,652	19,738,173
Repurchased	(387,709)	(15,564,740)	(816,093)	(28,963,362)
Net decrease	(372,787)	$(14,962,782)	(128,805)	$(3,970,484)
Series NAV shares
Sold	1,326,443	$55,448,020	1,689,367	$59,372,907
Distributions reinvested	—	—	5,928,792	224,760,504
Repurchased	(4,583,862)	(194,493,841)	(11,896,286)	(432,880,813)
Net decrease	(3,257,419)	$(139,045,821)	(4,278,127)	$(148,747,402)
Total net decrease	(4,216,823)	$(178,583,825)	(4,302,031)	$(148,073,453)
Capital Appreciation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	131,558	$998,675	922,678	$5,895,320
Distributions reinvested	—	—	3,527,777	24,024,161
Repurchased	(3,136,166)	(24,538,953)	(4,901,499)	(30,940,634)
Net decrease	(3,004,608)	$(23,540,278)	(451,044)	$(1,021,153)
Series II shares
Sold	403,522	$2,791,639	1,232,228	$6,883,127
Distributions reinvested	—	—	1,545,840	9,104,998
Repurchased	(1,749,032)	(11,667,485)	(3,025,254)	(16,804,159)
Net decrease	(1,345,510)	$(8,875,846)	(247,186)	$(816,034)
119

Portfolio share transactions, continued

Capital Appreciation Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,631,066	$12,875,201	5,259,711	$34,080,171
Distributions reinvested	—	—	4,692,330	32,189,382
Repurchased	(3,605,369)	(27,006,002)	(12,080,769)	(76,240,730)
Net decrease	(1,974,303)	$(14,130,801)	(2,128,728)	$(9,971,177)
Total net decrease	(6,324,421)	$(46,546,925)	(2,826,958)	$(11,808,364)
Capital Appreciation Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	242,669	$3,489,974	103,645	$1,297,857
Distributions reinvested	—	—	41,423	514,065
Repurchased	(32,885)	(473,347)	(269,017)	(3,161,091)
Net increase (decrease)	209,784	$3,016,627	(123,949)	$(1,349,169)
Series II shares
Sold	237,090	$3,302,525	214,189	$2,803,112
Distributions reinvested	—	—	1,993,970	24,625,527
Repurchased	(2,304,102)	(32,398,424)	(2,930,899)	(36,750,743)
Net decrease	(2,067,012)	$(29,095,899)	(722,740)	$(9,322,104)
Series NAV shares
Sold	1,090,163	$15,280,440	1,440,088	$18,173,546
Distributions reinvested	—	—	1,061,455	13,130,202
Repurchased	(407,976)	(5,787,526)	(953,562)	(11,983,369)
Net increase	682,187	$9,492,914	1,547,981	$19,320,379
Total net increase (decrease)	(1,175,041)	$(16,586,358)	701,292	$8,649,106
Disciplined Value International Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	54,292	$785,323	160,080	$1,770,429
Distributions reinvested	—	—	130,430	1,438,637
Repurchased	(405,208)	(5,738,599)	(810,267)	(9,167,346)
Net decrease	(350,916)	$(4,953,276)	(519,757)	$(5,958,280)
Series II shares
Sold	41,581	$603,438	197,958	$2,235,610
Distributions reinvested	—	—	71,958	793,702
Repurchased	(306,428)	(4,366,161)	(601,995)	(6,890,451)
Net decrease	(264,847)	$(3,762,723)	(332,079)	$(3,861,139)
Series NAV shares
Sold	438,665	$6,332,648	939,068	$9,869,347
Distributions reinvested	—	—	316,378	3,461,172
Repurchased	(753,055)	(10,815,542)	(1,316,739)	(15,073,683)
Net decrease	(314,390)	$(4,482,894)	(61,293)	$(1,743,164)
Total net decrease	(930,153)	$(13,198,893)	(913,129)	$(11,562,583)
Emerging Markets Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,720	$1,001,813	49,767	$392,560
Distributions reinvested	—	—	15,181	124,789
Repurchased	(87,645)	(946,085)	(78,579)	(672,630)
Net increase (decrease)	7,075	$55,728	(13,631)	$(155,281)
Series II shares
Sold	255,038	$2,642,381	397,541	$2,947,587
Distributions reinvested	—	—	77,731	638,953
Repurchased	(454,766)	(4,815,322)	(707,653)	(5,949,846)
Net decrease	(199,728)	$(2,172,941)	(232,381)	$(2,363,306)
120

Portfolio share transactions, continued

Emerging Markets Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	989,490	$10,486,031	3,074,065	$25,601,816
Distributions reinvested	—	—	495,136	4,060,113
Repurchased	(1,024,192)	(10,746,448)	(3,681,539)	(30,189,053)
Net decrease	(34,702)	$(260,417)	(112,338)	$(527,124)
Total net decrease	(227,355)	$(2,377,630)	(358,350)	$(3,045,711)
Equity Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	208,043	$3,370,015	193,014	$2,401,652
Distributions reinvested	—	—	1,847,720	21,710,712
Repurchased	(945,310)	(14,545,309)	(2,281,367)	(30,245,963)
Net decrease	(737,267)	$(11,175,294)	(240,633)	$(6,133,599)
Series II shares
Sold	263,364	$4,279,206	286,348	$3,459,695
Distributions reinvested	—	—	981,536	11,464,344
Repurchased	(720,459)	(11,209,665)	(1,499,805)	(19,362,150)
Net decrease	(457,095)	$(6,930,459)	(231,921)	$(4,438,111)
Series NAV shares
Sold	3,508,493	$52,090,179	9,349,611	$108,715,328
Distributions reinvested	—	—	9,907,677	115,622,593
Repurchased	(8,209,216)	(129,086,990)	(21,503,462)	(275,145,296)
Net decrease	(4,700,723)	$(76,996,811)	(2,246,174)	$(50,807,375)
Total net decrease	(5,895,085)	$(95,102,564)	(2,718,728)	$(61,379,085)
Financial Industries Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,252,013	$18,275,908	877,874	$10,042,802
Distributions reinvested	—	—	845,030	9,295,328
Repurchased	(753,403)	(11,040,218)	(2,474,960)	(29,795,596)
Net increase (decrease)	498,610	$7,235,690	(752,056)	$(10,457,466)
Series II shares
Sold	356,482	$5,248,962	99,663	$1,101,630
Distributions reinvested	—	—	130,970	1,427,577
Repurchased	(87,855)	(1,263,813)	(264,244)	(3,067,024)
Net increase (decrease)	268,627	$3,985,149	(33,611)	$(537,817)
Series NAV shares
Sold	276,248	$4,047,486	126,550	$1,528,459
Distributions reinvested	—	—	219,720	2,408,134
Repurchased	(108,397)	(1,547,733)	(418,969)	(4,977,404)
Net increase (decrease)	167,851	$2,499,753	(72,699)	$(1,040,811)
Total net increase (decrease)	935,088	$13,720,592	(858,366)	$(12,036,094)
Fundamental All Cap Core Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	143,551	$4,880,660	187,477	$4,449,273
Distributions reinvested	—	—	134,814	3,553,697
Repurchased	(462,799)	(15,005,315)	(1,211,487)	(29,521,410)
Net decrease	(319,248)	$(10,124,655)	(889,196)	$(21,518,440)
Series II shares
Sold	67,678	$2,333,932	41,530	$961,810
Distributions reinvested	—	—	53,929	1,417,804
Repurchased	(148,885)	(4,966,340)	(372,864)	(9,505,554)
Net decrease	(81,207)	$(2,632,408)	(277,405)	$(7,125,940)
121

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,805	$273,039	385,095	$8,567,156
Distributions reinvested	—	—	2,196,683	58,278,006
Repurchased	(2,352,043)	(79,047,215)	(4,910,060)	(124,884,034)
Net decrease	(2,344,238)	$(78,774,176)	(2,328,282)	$(58,038,872)
Total net decrease	(2,744,693)	$(91,531,239)	(3,494,883)	$(86,683,252)
Fundamental Large Cap Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	565,209	$16,518,875	260,365	$5,407,923
Distributions reinvested	—	—	489,839	10,560,919
Repurchased	(682,292)	(19,301,484)	(2,625,547)	(56,668,522)
Net decrease	(117,083)	$(2,782,609)	(1,875,343)	$(40,699,680)
Series II shares
Sold	197,355	$5,789,463	285,956	$5,309,493
Distributions reinvested	—	—	186,839	4,060,006
Repurchased	(647,310)	(18,628,942)	(1,194,985)	(26,215,465)
Net decrease	(449,955)	$(12,839,479)	(722,190)	$(16,845,966)
Series NAV shares
Sold	325,561	$9,328,523	1,300,305	$26,713,513
Distributions reinvested	—	—	153,022	3,300,686
Repurchased	(307,518)	(8,739,024)	(679,102)	(14,888,265)
Net increase	18,043	$589,499	774,225	$15,125,934
Total net decrease	(548,995)	$(15,032,589)	(1,823,308)	$(42,419,712)
Global Equity Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,871	$257,654	182,495	$2,986,832
Issued in reorganization (Note 13)	—	—	7,506,500	144,970,081
Distributions reinvested	—	—	120,446	2,255,953
Repurchased	(1,008,983)	(22,548,978)	(818,580)	(15,582,367)
Net increase (decrease)	(998,112)	$(22,291,324)	6,990,861	$134,630,499
Series II shares
Sold	13,848	$307,827	26,836	$508,580
Distributions reinvested	—	—	27,029	503,822
Repurchased	(88,664)	(1,960,335)	(301,261)	(5,486,252)
Net decrease	(74,816)	$(1,652,508)	(247,396)	$(4,473,850)
Series NAV shares
Sold	29,469	$641,052	116,006	$2,128,612
Distributions reinvested	—	—	47,706	892,097
Repurchased	(89,264)	(1,998,045)	(217,447)	(4,104,092)
Net decrease	(59,795)	$(1,356,993)	(53,735)	$(1,083,383)
Total net increase (decrease)	(1,132,723)	$(25,300,825)	6,689,730	$129,073,266
Health Sciences Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,808	$998,394	200,168	$5,431,964
Distributions reinvested	—	—	267,269	7,609,149
Repurchased	(207,112)	(6,585,591)	(542,151)	(15,438,390)
Net decrease	(176,304)	$(5,587,197)	(74,714)	$(2,397,277)
Series II shares
Sold	39,096	$1,151,713	232,708	$5,820,723
Distributions reinvested	—	—	335,724	8,601,256
Repurchased	(388,857)	(11,104,934)	(447,561)	(11,330,166)
Net increase (decrease)	(349,761)	$(9,953,221)	120,871	$3,091,813
122

Portfolio share transactions, continued

Health Sciences Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	235,447	$7,635,305	360,720	$10,488,088
Distributions reinvested	—	—	506,196	14,689,821
Repurchased	(175,252)	(5,643,574)	(479,739)	(13,754,589)
Net increase	60,195	$1,991,731	387,177	$11,423,320
Total net increase (decrease)	(465,870)	$(13,548,687)	433,334	$12,117,856
International Equity Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	849,528	$17,655,874	930,796	$15,948,275
Distributions reinvested	—	—	644,937	10,938,135
Repurchased	(944,977)	(19,568,755)	(2,744,009)	(45,556,909)
Net decrease	(95,449)	$(1,912,881)	(1,168,276)	$(18,670,499)
Series II shares
Sold	44,501	$913,886	92,935	$1,554,558
Distributions reinvested	—	—	38,661	656,853
Repurchased	(46,566)	(965,648)	(192,743)	(3,157,110)
Net decrease	(2,065)	$(51,762)	(61,147)	$(945,699)
Series NAV shares
Sold	545,280	$11,348,036	1,487,526	$25,201,951
Distributions reinvested	—	—	875,406	14,838,122
Repurchased	(841,344)	(17,217,286)	(2,644,943)	(45,231,553)
Net decrease	(296,064)	$(5,869,250)	(282,011)	$(5,191,480)
Total net decrease	(393,578)	$(7,833,893)	(1,511,434)	$(24,807,678)
International Small Company Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	21,395	$355,480	39,450	$474,755
Distributions reinvested	—	—	100,036	1,259,454
Repurchased	(159,155)	(2,509,728)	(257,699)	(3,259,266)
Net decrease	(137,760)	$(2,154,248)	(118,213)	$(1,525,057)
Series II shares
Sold	36,536	$584,484	89,275	$1,185,643
Distributions reinvested	—	—	52,312	658,088
Repurchased	(107,932)	(1,733,477)	(164,676)	(2,044,024)
Net decrease	(71,396)	$(1,148,993)	(23,089)	$(200,293)
Series NAV shares
Sold	581,025	$9,306,638	573,793	$6,819,431
Distributions reinvested	—	—	284,133	3,580,074
Repurchased	(451,969)	(7,181,182)	(849,215)	(10,833,196)
Net increase (decrease)	129,056	$2,125,456	8,711	$(433,691)
Total net decrease	(80,100)	$(1,177,785)	(132,591)	$(2,159,041)
Lifestyle Balanced Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	233,541	$3,920,314	359,279	$5,657,155
Distributions reinvested	—	—	139,133	2,212,734
Repurchased	(348,987)	(5,855,836)	(434,863)	(6,537,668)
Net increase (decrease)	(115,446)	$(1,935,522)	63,549	$1,332,221
Series II shares
Sold	2,105,338	$35,319,837	8,138,103	$124,512,209
Distributions reinvested	—	—	3,147,016	50,051,972
Repurchased	(2,627,112)	(44,403,873)	(8,461,923)	(122,726,712)
Net increase (decrease)	(521,774)	$(9,084,036)	2,823,196	$51,837,469
123

Portfolio share transactions, continued

Lifestyle Balanced Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	703,628	$11,882,665	942,803	$14,741,841
Distributions reinvested	—	—	470,145	7,473,357
Repurchased	(209,607)	(3,514,191)	(456,097)	(7,109,453)
Net increase	494,021	$8,368,474	956,851	$15,105,745
Total net increase (decrease)	(143,199)	$(2,651,084)	3,843,596	$68,275,435
Lifestyle Conservative Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	319,061	$4,604,533	520,129	$7,319,025
Distributions reinvested	—	—	53,824	771,879
Repurchased	(196,700)	(2,835,945)	(334,619)	(4,659,629)
Net increase	122,361	$1,768,588	239,334	$3,431,275
Series II shares
Sold	1,253,834	$18,106,248	4,057,176	$56,829,785
Distributions reinvested	—	—	659,031	9,455,527
Repurchased	(1,608,013)	(23,222,755)	(2,705,610)	(38,146,901)
Net increase (decrease)	(354,179)	$(5,116,507)	2,010,597	$28,138,411
Series NAV shares
Sold	171,184	$2,464,267	524,681	$7,533,847
Distributions reinvested	—	—	28,676	411,202
Repurchased	(118,715)	(1,700,955)	(237,820)	(3,399,644)
Net increase	52,469	$763,312	315,537	$4,545,405
Total net increase (decrease)	(179,349)	$(2,584,607)	2,565,468	$36,115,091
Lifestyle Growth Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	274,956	$5,160,600	478,268	$7,983,782
Issued in reorganization (Note 13)	170,489	3,248,951	—	—
Distributions reinvested	—	—	988,609	16,683,731
Repurchased	(762,965)	(14,146,317)	(1,437,751)	(23,610,633)
Net increase (decrease)	(317,520)	$(5,736,766)	29,126	$1,056,880
Series II shares
Sold	184,130	$3,105,863	6,116,415	$101,042,598
Issued in reorganization (Note 13)	866,692	16,521,890	—	—
Distributions reinvested	—	—	23,030,720	388,074,250
Repurchased	(23,645,656)	(444,264,749)	(43,922,767)	(716,089,958)
Net decrease	(22,594,834)	$(424,636,996)	(14,775,632)	$(226,973,110)
Series NAV shares
Sold	1,428,461	$27,056,177	1,568,699	$26,088,516
Issued in reorganization (Note 13)	1,012,011	19,278,479	—	—
Distributions reinvested	—	—	1,997,743	33,722,560
Repurchased	(808,980)	(15,406,315)	(1,243,416)	(20,476,111)
Net increase	1,631,492	$30,928,341	2,323,026	$39,334,965
Total net decrease	(21,280,862)	$(399,445,421)	(12,423,480)	$(186,581,265)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,024	$2,970,576	204,658	$3,075,944
Distributions reinvested	—	—	48,127	741,472
Repurchased	(129,963)	(2,089,657)	(152,179)	(2,217,252)
Net increase	56,061	$880,919	100,606	$1,600,164
Series II shares
Sold	688,031	$11,043,015	3,415,787	$51,266,722
Distributions reinvested	—	—	1,006,770	15,517,113
Repurchased	(1,436,779)	(23,029,559)	(3,072,543)	(43,987,991)
Net increase (decrease)	(748,748)	$(11,986,544)	1,350,014	$22,795,844
124

Portfolio share transactions, continued

Lifestyle Moderate Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	412,754	$6,577,879	419,117	$6,367,573
Distributions reinvested	—	—	120,007	1,848,646
Repurchased	(130,507)	(2,077,174)	(339,395)	(5,021,374)
Net increase	282,247	$4,500,705	199,729	$3,194,845
Total net increase (decrease)	(410,440)	$(6,604,920)	1,650,349	$27,590,853
Mid Cap Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,127,548	$27,632,176	612,824	$10,117,174
Distributions reinvested	—	—	5,773,435	105,191,983
Repurchased	(3,557,022)	(85,543,694)	(8,678,002)	(167,035,907)
Net decrease	(2,429,474)	$(57,911,518)	(2,291,743)	$(51,726,750)
Series II shares
Sold	39,545	$964,073	44,091	$694,714
Distributions reinvested	—	—	383,728	6,949,314
Repurchased	(183,378)	(4,384,331)	(562,204)	(10,661,059)
Net decrease	(143,833)	$(3,420,258)	(134,385)	$(3,017,031)
Series NAV shares
Sold	1,429,102	$34,875,648	1,980,024	$37,546,279
Distributions reinvested	—	—	1,338,404	24,385,729
Repurchased	(1,307,220)	(31,150,273)	(2,646,056)	(52,461,826)
Net increase	121,882	$3,725,375	672,372	$9,470,182
Total net decrease	(2,451,425)	$(57,606,401)	(1,753,756)	$(45,273,599)
Mid Cap Stock Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,244	$1,451,302	98,756	$2,052,636
Distributions reinvested	—	—	1,136,605	26,323,767
Repurchased	(693,449)	(18,875,573)	(1,579,565)	(34,220,879)
Net decrease	(641,205)	$(17,424,271)	(344,204)	$(5,844,476)
Series II shares
Sold	33,026	$836,608	166,453	$3,272,229
Distributions reinvested	—	—	694,907	14,718,135
Repurchased	(620,134)	(15,341,352)	(982,712)	(19,296,684)
Net decrease	(587,108)	$(14,504,744)	(121,352)	$(1,306,320)
Series NAV shares
Sold	883,237	$24,125,398	2,745,766	$52,818,802
Distributions reinvested	—	—	2,903,582	68,553,560
Repurchased	(3,068,571)	(86,000,543)	(11,001,058)	(226,547,696)
Net decrease	(2,185,334)	$(61,875,145)	(5,351,710)	$(105,175,334)
Total net decrease	(3,413,647)	$(93,804,160)	(5,817,266)	$(112,326,130)
Mid Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,864,597	$22,157,441	447,317	$4,046,977
Distributions reinvested	—	—	855,678	7,529,965
Repurchased	(1,580,753)	(18,403,645)	(5,297,461)	(46,155,571)
Net increase (decrease)	283,844	$3,753,796	(3,994,466)	$(34,578,629)
Series II shares
Sold	576,239	$7,027,207	76,233	$596,114
Distributions reinvested	—	—	181,778	1,603,282
Repurchased	(554,962)	(6,553,247)	(792,572)	(6,794,326)
Net increase (decrease)	21,277	$473,960	(534,561)	$(4,594,930)
125

Portfolio share transactions, continued

Mid Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	450,829	$5,380,343	4,439,383	$33,012,684
Distributions reinvested	—	—	1,488,463	13,009,167
Repurchased	(4,823,676)	(56,454,165)	(11,448,285)	(97,593,630)
Net decrease	(4,372,847)	$(51,073,822)	(5,520,439)	$(51,571,779)
Total net decrease	(4,067,726)	$(46,846,066)	(10,049,466)	$(90,745,338)
Real Estate Securities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,412	$610,184	123,621	$2,813,924
Distributions reinvested	—	—	476,394	8,384,536
Repurchased	(217,283)	(4,529,989)	(478,981)	(9,519,121)
Net increase (decrease)	(190,871)	$(3,919,805)	121,034	$1,679,339
Series II shares
Sold	88,130	$2,023,296	106,885	$2,137,414
Distributions reinvested	—	—	253,148	4,452,874
Repurchased	(149,705)	(3,191,563)	(380,052)	(7,521,677)
Net decrease	(61,575)	$(1,168,267)	(20,019)	$(931,389)
Series NAV shares
Sold	140,374	$3,042,245	603,549	$11,525,082
Distributions reinvested	—	—	1,741,969	30,449,623
Repurchased	(456,406)	(9,613,498)	(1,612,099)	(33,721,171)
Net increase (decrease)	(316,032)	$(6,571,253)	733,419	$8,253,534
Total net increase (decrease)	(568,478)	$(11,659,325)	834,434	$9,001,484
Science & Technology Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	343,019	$15,236,683	2,182,944	$74,009,543
Distributions reinvested	—	—	2,221,111	80,848,453
Repurchased	(2,578,869)	(112,514,179)	(4,503,526)	(147,635,681)
Net increase (decrease)	(2,235,850)	$(97,277,496)	(99,471)	$7,222,315
Series II shares
Sold	119,454	$4,862,007	427,671	$13,551,802
Distributions reinvested	—	—	222,328	7,556,916
Repurchased	(310,543)	(12,468,692)	(625,532)	(19,389,051)
Net increase (decrease)	(191,089)	$(7,606,685)	24,467	$1,719,667
Series NAV shares
Sold	137,912	$6,146,556	692,480	$24,440,429
Distributions reinvested	—	—	317,019	11,723,380
Repurchased	(137,993)	(6,154,175)	(571,759)	(19,249,000)
Net increase (decrease)	(81)	$(7,619)	437,740	$16,914,809
Total net increase (decrease)	(2,427,020)	$(104,891,800)	362,736	$25,856,791
Small Cap Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,373,781	$44,247,503	1,435,525	$18,707,386
Distributions reinvested	—	—	2,233,603	29,595,245
Repurchased	(2,115,086)	(38,869,951)	(4,578,414)	(60,901,980)
Net increase (decrease)	258,695	$5,377,552	(909,286)	$(12,599,349)
Series II shares
Sold	82,248	$1,511,625	60,163	$688,288
Distributions reinvested	—	—	191,866	2,524,960
Repurchased	(202,818)	(3,718,208)	(381,841)	(5,281,043)
Net decrease	(120,570)	$(2,206,583)	(129,812)	$(2,067,795)
126

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,178,328	$21,802,579	1,410,892	$18,063,257
Distributions reinvested	—	—	947,659	12,565,960
Repurchased	(1,279,176)	(23,211,278)	(4,136,301)	(59,821,934)
Net decrease	(100,848)	$(1,408,699)	(1,777,750)	$(29,192,717)
Total net increase (decrease)	37,277	$1,762,270	(2,816,848)	$(43,859,861)
Small Cap Opportunities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,725	$1,520,412	44,823	$837,166
Distributions reinvested	—	—	203,462	4,400,886
Repurchased	(235,484)	(7,264,870)	(386,450)	(8,505,166)
Net decrease	(186,759)	$(5,744,458)	(138,165)	$(3,267,114)
Series II shares
Sold	157,138	$4,846,728	49,408	$908,419
Distributions reinvested	—	—	77,598	1,638,867
Repurchased	(151,847)	(4,628,353)	(212,108)	(4,685,305)
Net increase (decrease)	5,291	$218,375	(85,102)	$(2,138,019)
Series NAV shares
Sold	540,825	$17,447,346	177,026	$3,606,736
Distributions reinvested	—	—	74,320	1,594,913
Repurchased	(596,947)	(18,996,136)	(120,645)	(2,682,580)
Net increase (decrease)	(56,122)	$(1,548,790)	130,701	$2,519,069
Total net decrease	(237,590)	$(7,074,873)	(92,566)	$(2,886,064)
Small Cap Stock Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,033,203	$13,077,081	1,964,872	$19,501,951
Distributions reinvested	—	—	1,254,833	12,335,008
Repurchased	(2,154,931)	(26,747,976)	(2,805,463)	(24,221,348)
Net increase (decrease)	(1,121,728)	$(13,670,895)	414,242	$7,615,611
Series II shares
Sold	155,628	$1,793,926	256,688	$2,254,350
Distributions reinvested	—	—	484,559	4,351,340
Repurchased	(561,926)	(6,329,996)	(1,074,533)	(8,912,272)
Net decrease	(406,298)	$(4,536,070)	(333,286)	$(2,306,582)
Series NAV shares
Sold	2,931,521	$38,803,452	1,335,450	$13,980,624
Distributions reinvested	—	—	2,350,557	23,599,592
Repurchased	(3,176,114)	(38,921,815)	(2,877,928)	(26,311,259)
Net increase (decrease)	(244,593)	$(118,363)	808,079	$11,268,957
Total net increase (decrease)	(1,772,619)	$(18,325,328)	889,035	$16,577,986
Small Cap Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	765,726	$13,288,111	575,380	$7,511,713
Distributions reinvested	—	—	1,595,451	19,033,726
Repurchased	(1,288,963)	(21,558,747)	(2,791,403)	(38,320,748)
Net decrease	(523,237)	$(8,270,636)	(620,572)	$(11,775,309)
Series II shares
Sold	358,867	$6,135,501	210,747	$2,684,744
Distributions reinvested	—	—	209,719	2,483,074
Repurchased	(287,292)	(4,884,274)	(394,590)	(5,369,034)
Net increase (decrease)	71,575	$1,251,227	25,876	$(201,216)
127

Portfolio share transactions, continued

Small Cap Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,534,601	$24,948,031	7,518,846	$96,121,210
Distributions reinvested	—	—	2,352,828	27,951,600
Repurchased	(2,522,692)	(43,976,394)	(4,435,738)	(57,635,557)
Net increase (decrease)	(988,091)	$(19,028,363)	5,435,936	$66,437,253
Total net increase (decrease)	(1,439,753)	$(26,047,772)	4,841,240	$54,460,728
Small Company Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,429	$2,698,033	131,706	$1,136,409
Distributions reinvested	—	—	354,922	3,126,866
Repurchased	(351,876)	(4,167,966)	(784,978)	(7,120,221)
Net decrease	(131,447)	$(1,469,933)	(298,350)	$(2,856,946)
Series II shares
Sold	65,588	$762,303	81,940	$587,391
Distributions reinvested	—	—	303,681	2,547,886
Repurchased	(390,854)	(4,420,808)	(684,570)	(5,809,205)
Net decrease	(325,266)	$(3,658,505)	(298,949)	$(2,673,928)
Series NAV shares
Sold	306,648	$3,649,644	1,101,417	$8,710,384
Distributions reinvested	—	—	386,010	3,377,586
Repurchased	(390,909)	(4,600,160)	(373,545)	(3,383,568)
Net increase (decrease)	(84,261)	$(950,516)	1,113,882	$8,704,402
Total net increase (decrease)	(540,974)	$(6,078,954)	516,583	$3,173,528
Strategic Equity Allocation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	35,068	$769,445	21,176,427	$346,232,324
Distributions reinvested	—	—	44,896,942	831,491,357
Repurchased	(55,234,313)	(1,242,201,603)	(100,319,007)	(1,907,703,990)
Net decrease	(55,199,245)	$(1,241,432,158)	(34,245,638)	$(729,980,309)
Total net decrease	(55,199,245)	$(1,241,432,158)	(34,245,638)	$(729,980,309)
Total Stock Market Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	692,586	$19,668,299	1,177,504	$27,244,563
Distributions reinvested	—	—	2,159,217	50,331,351
Repurchased	(1,457,845)	(41,482,855)	(4,279,332)	(100,050,186)
Net decrease	(765,259)	$(21,814,556)	(942,611)	$(22,474,272)
Series II shares
Sold	75,917	$2,130,532	41,003	$921,078
Distributions reinvested	—	—	177,421	4,117,933
Repurchased	(122,086)	(3,434,330)	(205,885)	(4,918,636)
Net increase (decrease)	(46,169)	$(1,303,798)	12,539	$120,375
Series NAV shares
Sold	110,309	$3,083,652	809,667	$18,270,330
Distributions reinvested	—	—	853,927	19,905,047
Repurchased	(307,754)	(8,658,023)	(1,121,765)	(26,860,314)
Net increase (decrease)	(197,445)	$(5,574,371)	541,829	$11,315,063
Total net decrease	(1,008,873)	$(28,692,725)	(388,243)	$(11,038,834)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 98.98%, 91.18%, 97.71% and 94.67% of Series II, respectively, and Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 64.19% and 99.98% of Series NAV, respectively, on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
128

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:

Portfolio	Purchases	Sales
500 Index Trust	$58,374,667	$53,684,597
American Asset Allocation Trust	53,037,280	114,313,247
American Global Growth Trust	16,709,958	21,360,689
American Growth Trust	141,633,805	85,030,435
American Growth-Income Trust	15,499,998	94,455,936
American International Trust	9,345,601	45,389,823
Blue Chip Growth Trust	379,176,827	564,043,217
Capital Appreciation Trust	172,209,710	215,754,041
Capital Appreciation Value Trust	132,974,269	136,515,548
Disciplined Value International Trust	110,619,399	120,944,627
Emerging Markets Value Trust	25,197,973	27,612,168
Equity Income Trust	207,698,022	286,198,473
Financial Industries Trust	68,023,898	53,185,540
Fundamental All Cap Core Trust	114,336,574	192,328,044
Fundamental Large Cap Value Trust	155,349,486	170,394,235
Global Equity Trust	140,241,311	163,511,354
Health Sciences Trust	46,623,699	61,697,794
International Equity Index Trust	20,049,052	25,959,172
International Small Company Trust	16,348,790	16,319,657
Lifestyle Balanced Portfolio	51,355,607	55,574,553
Lifestyle Conservative Portfolio	22,115,166	25,031,052
Lifestyle Growth Portfolio	135,070,590	582,380,152
Lifestyle Moderate Portfolio	19,136,879	26,238,216
Mid Cap Index Trust	115,922,459	230,031,421
Mid Cap Stock Trust	377,765,626	457,209,881
Mid Value Trust	96,299,572	177,755,794
Real Estate Securities Trust	141,028,425	145,730,081
Science & Technology Trust	543,344,947	655,998,709
Small Cap Index Trust	104,086,581	115,385,932
Small Cap Opportunities Trust	33,155,232	40,196,648
Small Cap Stock Trust	296,310,820	305,171,365
Small Cap Value Trust	79,094,576	105,215,692
Small Company Value Trust	22,711,926	30,792,589
Strategic Equity Allocation Trust	258,662,963	1,562,033,575
Total Stock Market Index Trust	17,111,913	62,968,004
8.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.5%
	Strategic Equity Allocation Trust	6.5%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	48.4%
	Select Bond Trust	24.0%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	103,598	$5,359,566	$14,675,790	$(18,998,552)	$(998)	$649	$22,294	—	$1,036,455
129

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth Trust
John Hancock Collateral Trust*	615,495	$675,961	$37,832,167	$(32,349,907)	$(209)	$(232)	$8,833	—	$6,157,780
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$11,474,585	$22,391,223	$(33,866,107)	$(647)	$946	$300	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	—	$140,752	$3,869,246	$(4,009,990)	$(15)	$7	—	—	—
Disciplined Value International Trust
John Hancock Collateral Trust*	953,970	$1,737,079	$62,192,533	$(54,384,833)	$(623)	$(71)	$55,445	—	$9,544,085
Emerging Markets Value Trust
John Hancock Collateral Trust*	254,590	$3,968,006	$14,688,344	$(16,108,678)	$(733)	$131	$46,718	—	$2,547,070
Equity Income Trust
John Hancock Collateral Trust*	662,848	$9,267,717	$57,579,004	$(60,213,788)	$(1,655)	$250	$14,801	—	$6,631,528
Financial Industries Trust
John Hancock Collateral Trust*	—	$191,525	$359,550	$(551,087)	$12	—	$54	—	—
International Equity Index Trust
John Hancock Collateral Trust*	737,106	$20,951,501	$76,144,414	$(89,719,451)	$(3,984)	$1,967	$64,670	—	$7,374,447
International Small Company Trust
John Hancock Collateral Trust*	197,422	$7,803,195	$8,480,651	$(14,308,126)	$(1,951)	$1,363	$52,493	—	$1,975,132
Lifestyle Balanced Portfolio
Select Bond	41,563,537	$562,356,901	$48,332,095	$(5,207,549)	$286,946	$(5,590,916)	—	—	$600,177,477
Strategic Equity Allocation	25,293,976	574,703,440	3,023,512	(50,367,003)	12,643,608	60,728,384	—	—	600,731,941
					$12,930,554	$55,137,468	—	—	$1,200,909,418
Lifestyle Conservative Portfolio
Select Bond	13,014,924	$186,813,798	$15,959,763	$(12,958,131)	$447,505	$(2,327,435)	—	—	$187,935,500
Strategic Equity Allocation	1,976,707	46,859,783	6,155,403	(12,072,920)	1,972,567	4,031,969	—	—	46,946,802
					$2,420,072	$1,704,534	—	—	$234,882,302
Lifestyle Growth Portfolio
Select Bond	133,813,508	$1,805,768,365	$146,557,985	$(2,793,581)	$156,704	$(17,422,415)	—	—	$1,932,267,058
Strategic Equity Allocation	189,836,764	4,495,884,799	22,722,397	(579,586,267)	148,407,167	421,195,039	—	—	4,508,623,135
					$148,563,871	$403,772,624**	—	—	$6,440,890,193
Lifestyle Moderate Portfolio
Select Bond	15,192,726	$212,440,006	$17,473,252	$(8,517,936)	$481,892	$(2,494,254)	—	—	$219,382,960
Strategic Equity Allocation	6,138,183	143,764,119	1,663,627	(17,720,280)	4,373,737	13,700,639	—	—	145,781,842
					$4,855,629	$11,206,385	—	—	$365,164,802
Mid Cap Index Trust
John Hancock Collateral Trust*	609,581	$7,178,283	$32,279,375	$(33,359,242)	$(263)	$462	$6,149	—	$6,098,615
Mid Cap Stock Trust
John Hancock Collateral Trust*	2,996,018	$7,783,323	$168,756,873	$(146,564,348)	$(1,673)	$(214)	$23,207	—	$29,973,961
Mid Value Trust
John Hancock Collateral Trust*	282,737	$3,002,702	$29,932,465	$(30,106,147)	$(507)	$154	$678	—	$2,828,667
Science & Technology Trust
John Hancock Collateral Trust*	969,251	$9,895,989	$76,306,611	$(76,504,716)	$(932)	$19	$21,580	—	$9,696,971
130

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Index Trust
John Hancock Collateral Trust*	569,583	$9,853,849	$47,473,941	$(51,627,787)	$(2,653)	$1,096	$111,318	—	$5,698,446
Small Cap Opportunities Trust
John Hancock Collateral Trust*	43,773	$1,188,093	$5,614,690	$(6,364,765)	$(214)	$132	$9,574	—	$437,936
Small Cap Stock Trust
John Hancock Collateral Trust*	923,740	$19,198,246	$79,257,598	$(89,212,440)	$(2,781)	$1,027	$64,275	—	$9,241,650
Small Cap Value Trust
John Hancock Collateral Trust*	21,812	$884,316	$2,720,452	$(3,386,609)	$(1)	$65	—	—	$218,223
Small Company Value Trust
John Hancock Collateral Trust*	51,594	$1,312,799	$14,208,354	$(15,004,775)	$(259)	$58	$15,640	—	$516,177
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	4,731,904	$93,350,730	$366,679,081	$(412,684,637)	$(11,754)	$7,389	$396,467	—	$47,340,809
Total Stock Market Index Trust
John Hancock Collateral Trust*	922,812	$10,477,471	$36,184,945	$(37,429,079)	$(2,552)	$1,575	$73,942	—	$9,232,360
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
**	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
9.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	66,100	$1,224,228	$27,664	$(75,447)	$29,334	$95,318	$25,258	—	$1,301,097
10.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	27.8%
Equity Income Trust	47.3%
Mid Cap Stock Trust	21.2%
Mid Value Trust	33.1%
Small Cap Value Trust	27.1%
Strategic Equity Allocation Trust	100.0%
11.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Capital Appreciation Value Trust	$-	$427,135
Small Company Value Trust	-	229,140
131

12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV	2-8-16	$679,277	679,277[1]	—	—	679,277	0.2%	$679,277
Doximity, Inc., Class B	4-10-14	152,390	63,222[1]	—	—	63,222	1.0%	3,412,807
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	364,696
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.2%	814,367
								$5,271,147
Mid Cap Stock Trust
Coupang, Inc., A Shares	11-20-14	$3,902,615	707,162	—	—	707,162	2.9%	$28,723,276
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.5%	5,056,092
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,782,975
Payoneer, Inc.	6-28-21	932,000	—	93,200	—	93,200	0.1%	894,790
The Honest Company, Inc.	8-20-14	2,080,622	159,725[1]	—	—	159,725	0.3%	2,452,671
WeWork Companies, Inc., Series D1	12-8-14	1,983,758	92,333	—	(48,210)	44,123	0.0%[2]	378,077
WeWork Companies, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.1%	694,400
								$39,982,281
Science & Technology Trust
DiDi Chuxing, Inc.	10-19-15	$260,905	9,513	—	—	9,513	0.0%[2]	$497,701
Small Cap Stock Trust
Latch, Inc.	6-7-21	$2,713,180	—	271,318	—	271,318	0.7%	$3,115,456
Payoneer, Inc.	6-28-21	474,000	—	47,400	—	47,400	0.1%	455,076
Porch.com, Inc.	12-24-20	1,483,790	216,863	—	(68,484)	148,379	0.7%	2,791,670
The Honest Company, Inc.	8-3-15	1,233,280	56,976[1]	—	—	56,976	0.2%	874,909
								$7,237,111
[1]	Two-for-one stock split and/or share conversion.
[2]	Less than 0.05%.
13.  Reorganization
Lifestyle Growth Portfolio. On April 6, 2021, the shareholders of Lifestyle Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth Portfolio	Lifestyle Aggressive Portfolio	$39,049,320	$4,861,895	2,670,510	2,049,192	$6,517,387,239	$6,556,436,559
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganizations.
Fiscal year ended December 31, 2020, portfolio mergers:
Global Equity Trust (formerly Global Trust). On September 23, 2020, the shareholders of Global Equity Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Global Equity Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
132

Reorganization, continued

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio’s net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 6, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Global Equity Trust (formerly Global Trust)	Global Equity Trust	$144,970,081	$19,686,904	$25,577,990	$7,506,500	$170,945,040	$315,915,121
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
14.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
15.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
16.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
17.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and
133

Other matters, continued

Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review; however, the plaintiff’s appeal remains pending the Second Circuit Court of Appeals.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
134

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Lifestyle Aggressive Portfolio held a Special Meeting of Shareholders on April 6, 2021. The following proposal was considered by the shareholders:
Proposal:  Approval of Agreement and Plan of Reorganization providing for the reorganization of Lifestyle Aggressive Portfolio into Lifestyle Growth Portfolio.
PROPOSAL PASSED ON APRIL 6, 2021.
	SHARES VOTED	% OF SHARES VOTED	% OF OUTSTANDING SHARES
For	1,814,104.305	85.385%	80.855%
Against	146,368.410	6.889%	6.524%
Abstain	164,161.785	7.726%	7.316%
135

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
136

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through

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their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated

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Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and three-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and five-year periods and underperformed the peer group median for the three- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten- periods relative to the benchmark index and to the peer group median for the three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the five-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the peer group.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Global Equity Trust (formerly Global Trust) (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
143

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and equaled the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five- year periods and to the peer group median for the one-, three- and five-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group
144

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index, and the one- and ten-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
145

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
146

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Mid Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
147

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Mid Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for one- and five-year periods underperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the three-, five- and ten-year periods and underperformed the peer group median for the one-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five, and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
148

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Science & Technology Trust (Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are equal to than the peer group median.
Small Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
149

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and ten-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.
150

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
151

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio (merged into Lifestyle Growth Portfolio effective April 23, 2021), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Jennison Associates LLC, T. Rowe Price Associates, Inc., Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Manulife Investment Management (US) LLC, SSGA Funds Management, Inc., Manulife Investment Management (North America) Limited, Wellington Management Company LLP, Allianz Global Investors U.S. LLC, GW&K Investment Management, LLC and Capital Research and Management Company (CRMC) which serves as the investment advisor to the JHVIT American Funds’ master funds, (the Subadvisors) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

152

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
153

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHT0SA	6/30
8/21
1115015:0621

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Summary Portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
High Yield Trust	9
Investment Quality Bond Trust	12
Money Market Trust	16
Opportunistic Fixed Income Trust	18
Portfolio	Summary Portfolio of investments
Select Bond Trust	25
Short Term Government Income Trust	27
Strategic Income Opportunities Trust	28
Total Bond Market Trust	32
Ultra Short Term Bond Trust	33

2

John Hancock Variable Insurance Trust
Portfolio compositions

Active Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	48.4
U.S. Government Agency	17.9
U.S. Government	14.1
Collateralized mortgage obligations	7.5
Asset backed securities	6.3
Foreign government obligations	0.7
Municipal bonds	0.6
Preferred securities	0.2
Capital preferred securities	0.2
Common stocks	0.1
Short-term investments and other	4.0
Core Bond Trust
Portfolio Composition (% of total investments)
U.S. Government	32.6
Corporate bonds	26.0
U.S. Government Agency	22.9
Asset backed securities	7.7
Collateralized mortgage obligations	7.3
Foreign government obligations	1.1
Municipal bonds	0.4
Short-term investments	2.0
High Yield Trust
Portfolio Composition (% of net assets)
Corporate bonds	79.7
Term loans	7.9
Asset backed securities	4.8
Convertible bonds	1.4
Preferred securities	1.0
Common stocks	0.9
Foreign government obligations	0.6
Short-term investments and other	3.7
Investment Quality Bond Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	28.8
Corporate bonds	23.3
U.S. Government	20.4
Collateralized mortgage obligations	11.4
Asset backed securities	6.4
Foreign government obligations	4.0
Term loans	2.4
Municipal bonds	1.6
Short-term investments	1.7
Money Market Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	72.2
U.S. Government	27.0
Repurchase agreement	0.8
Opportunistic Fixed Income Trust
Portfolio Composition (% of net assets)
Foreign government obligations	42.6
Corporate bonds	20.0
Collateralized mortgage obligations	8.7
Term loans	8.6
Exchange-traded funds	5.1
Asset backed securities	4.2
Municipal bonds	3.4
Convertible bonds	1.6
U.S. Government	0.4
Short-term investments and other	5.4
Select Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	40.5
U.S. Government Agency	17.6
Asset backed securities	16.3
U.S. Government	14.2
Collateralized mortgage obligations	8.0
Municipal bonds	1.5
Foreign government obligations	0.5
Preferred securities	0.1
Short-term investments and other	1.3
Short Term Government Income Trust
Portfolio Composition (% of net assets)
U.S. Government Agency	63.1
U.S. Government	29.8
Municipal bonds	4.6
Collateralized mortgage obligations	1.3
Short-term investments and other	1.2
Strategic Income Opportunities Trust
Portfolio Composition (% of net assets)
Corporate bonds	58.5
Foreign government obligations	19.8
U.S. Government	4.8
Preferred securities	3.2
Common stocks	3.2
Convertible bonds	3.1
Term loans	3.0
Asset backed securities	1.5
Collateralized mortgage obligations	0.6
Capital preferred securities	0.3
Short-term investments and other	2.0
Total Bond Market Trust
Portfolio Composition (% of net assets)
U.S. Government	36.4
Corporate bonds	28.9
U.S. Government Agency	28.1
Collateralized mortgage obligations	2.4
Foreign government obligations	1.0
Municipal bonds	0.7
Short-term investments and other	2.5
Ultra Short Term Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	51.7
Asset backed securities	11.5
Collateralized mortgage obligations	1.1
U.S. Government Agency	1.0
Municipal bonds	0.7
Short-term investments and other	34.0
3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$993.20	$3.41	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series II	Actual expenses/actual returns	1,000.00	992.30	4.40	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	994.20	3.16	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$983.10	$3.20	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series II	Actual expenses/actual returns	1,000.00	981.70	4.18	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Series NAV	Actual expenses/actual returns	1,000.00	982.40	2.95	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,041.70	$4.20	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	1,040.70	5.21	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	1,042.50	3.95	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$987.70	$3.60	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series II	Actual expenses/actual returns	1,000.00	986.00	4.58	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series NAV	Actual expenses/actual returns	1,000.00	986.80	3.35	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.00	$0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.00	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$997.80	$4.11	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	996.20	5.10	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	997.80	3.86	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$990.40	$3.01	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Series II	Actual expenses/actual returns	1,000.00	989.00	3.99	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	990.40	2.81	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$992.70	$3.46	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	991.90	4.44	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	992.70	3.21	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,013.90	$3.75	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,012.40	4.74	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,013.90	3.50	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$981.60	$1.47	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	980.80	2.46	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	981.60	1.23	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.00	$2.93	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series II	Actual expenses/actual returns	1,000.00	999.10	3.92	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.00	2.68	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.0%
U.S. Treasury Bonds - 7.2%
1.250%, 05/15/2050	$2,000,000	$1,633,047	0.2%
1.625%, 11/15/2050	6,500,000	5,837,813	0.8%
1.875%, 02/15/2041 to 02/15/2051	12,499,300	12,076,207	1.6%
2.250%, 05/15/2041	7,634,000	7,942,938	1.1%
2.500%, 02/15/2045	12,428,000	13,446,513	1.8%
2.875%, 05/15/2049	3,000,000	3,512,930	0.5%
3.000%, 02/15/2047	3,420,000	4,062,853	0.6%
3.125%, 11/15/2041	3,886,000	4,632,233	0.6%
		53,144,534
U.S. Treasury Notes - 6.9%
0.250%, 03/15/2024	1,738,000	1,731,075	0.2%
0.875%, 06/30/2026	2,456,000	2,454,849	0.3%
1.125%, 02/15/2031	3,000,000	2,912,344	0.4%
1.250%, 03/31/2028 to 06/30/2028	16,104,000	16,156,252	2.2%
1.625%, 05/15/2031	12,916,000	13,113,776	1.8%
2.375%, 05/15/2027	6,000,000	6,459,141	0.9%
2.875%, 08/15/2028	7,000,000	7,785,039	1.1%
		50,612,476
Federal Home Loan Mortgage Corp. - 2.6%
3.000%, 03/01/2043 to 12/01/2049	6,639,008	7,035,519	0.9%
3.500%, 10/01/2046 to 11/01/2048	8,724,527	9,351,960	1.3%
4.500%, 09/01/2023 to 10/01/2041	1,546,097	1,715,908	0.2%
OTHER SECURITIES		1,308,738	0.2%
		19,412,125
Federal National Mortgage Association - 15.0%
2.000%, 09/01/2050 to 10/01/2050	4,471,227	4,532,947	0.6%
2.000%, TBA (A)	4,298,000	4,342,722	0.6%
2.500%, TBA (A)	1,753,000	1,813,122	0.2%
3.000%, 01/01/2043 to 11/01/2049	7,644,417	8,118,636	1.2%
3.000%, TBA (A)	26,250,000	27,365,630	3.7%
3.500%, 06/01/2042 to 09/01/2049	8,031,658	8,632,267	1.2%
3.500%, TBA (A)	25,000,000	26,312,488	3.6%
4.000%, 10/01/2025 to 11/01/2045	4,251,142	4,625,202	0.6%
4.000%, TBA (A)	16,000,000	17,036,248	2.3%
5.000%, 01/01/2022 to 02/01/2036	1,297,848	1,470,215	0.2%
5.500%, 09/01/2034 to 01/01/2037	1,669,480	1,928,120	0.3%
6.000%, 05/01/2035 to 02/01/2036	1,296,294	1,519,812	0.2%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$2,818,638	0.3%
		110,516,047
Government National Mortgage Association - 0.3%		1,752,282	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $230,962,120)		$235,437,464
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.1%		438,003	0.1%
Germany - 0.2%		1,357,456	0.2%
Mexico - 0.1%		623,353	0.1%
Panama - 0.1%		665,862	0.1%
Qatar - 0.1%		797,415	0.1%
Saudi Arabia - 0.1%		797,518	0.1%
United Kingdom - 0.0%		163,808	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,636,793)		$4,843,415
CORPORATE BONDS - 48.4%
Communication services - 5.5%
Verizon Communications, Inc. 4.272%, 01/15/2036	$1,311,000	1,559,861	0.2%
OTHER SECURITIES		38,834,710	5.3%
		40,394,571
Consumer discretionary - 4.9%
Expedia Group, Inc. 5.000%, 02/15/2026	1,315,000	1,500,119	0.2%
OTHER SECURITIES		34,315,086	4.7%
		35,815,205
Consumer staples - 2.1%
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,553,363	0.2%
OTHER SECURITIES		13,462,330	1.9%
		15,015,693
Energy - 4.7%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,503,870	0.2%
OTHER SECURITIES		33,082,928	4.5%
		34,586,798
Financials - 11.2%
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,536,018	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,424,302	0.2%
OTHER SECURITIES		79,694,578	10.8%
		82,654,898
Health care - 3.5%
AbbVie, Inc. 3.200%, 11/21/2029	2,344,000	2,545,688	0.3%
OTHER SECURITIES		23,442,840	3.2%
		25,988,528
Industrials - 5.6%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	1,379,000	1,574,972	0.2%
OTHER SECURITIES		39,845,608	5.4%
		41,420,580

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 3.9%
Broadcom, Inc. 4.750%, 04/15/2029	$1,594,000	$1,854,232	0.3%
Dell International LLC 5.300%, 10/01/2029	1,309,000	1,579,481	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,673,000	2,020,764	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,818,000	1,960,647	0.3%
OTHER SECURITIES		21,531,251	2.8%
		28,946,375
Materials - 1.9%		14,029,941	1.9%
Real estate - 3.1%		22,616,635	3.1%
Utilities - 2.0%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,455,474	0.2%
OTHER SECURITIES		13,087,032	1.8%
		14,542,506
TOTAL CORPORATE BONDS (Cost $326,819,534)		$356,011,730
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,464,863	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,217)		$1,464,863
MUNICIPAL BONDS - 0.6%
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,409,593	0.2%
OTHER SECURITIES		3,380,315	0.4%
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,789,908
TERM LOANS (B) - 0.0%
Information technology - 0.0%		303,933	0.0%
TOTAL TERM LOANS (Cost $303,482)		$303,933
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5%
Commercial and residential - 5.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	1,400,000	1,462,137	0.2%
OTHER SECURITIES		38,455,180	5.2%
		39,917,317
Federal Home Loan Mortgage Corp. - 0.3%		2,332,487	0.3%
Federal National Mortgage Association - 0.7%		5,433,005	0.7%
Government National Mortgage Association - 1.1%		7,757,325	1.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,789,683)		$55,440,134
ASSET BACKED SECURITIES - 6.3%
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%), 0.583%, 09/16/2024 (D)	3,123,000	3,129,254	0.4%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 0.451%, 08/08/2024 (D)	$3,000,000	$3,011,239	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (C)	2,560,000	2,631,155	0.4%
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	1,323,000	1,368,895	0.2%
OTHER SECURITIES		35,841,321	4.9%
TOTAL ASSET BACKED SECURITIES (Cost $44,967,716)		$45,981,864
COMMON STOCKS - 0.1%
Energy - 0.0%		9,348	0.0%
Utilities - 0.1%		458,100	0.1%
TOTAL COMMON STOCKS (Cost $467,553)		$467,448
PREFERRED SECURITIES - 0.2%
Communication services - 0.0%		222,116	0.0%
Consumer staples - 0.0%		206,088	0.0%
Financials - 0.0%		151,317	0.0%
Information technology - 0.1%		421,004	0.1%
Utilities - 0.1%		519,653	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,314,456)		$1,520,178
WARRANTS - 0.0%		23,793	0.0%
TOTAL WARRANTS (Cost $6,962)		$23,793
SHORT-TERM INVESTMENTS - 13.8%
Short-term funds - 12.5%
John Hancock Collateral Trust, 0.0324% (E)(F)	340,971	3,411,275	0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	88,333,936	88,333,936	12.0%
		91,745,211
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,688,000 on 7-1-21, collateralized by $10,061,500 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $9,881,836)	$9,688,000	9,688,000	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $101,433,296)		$101,433,211
Total Investments (Active Bond Trust) (Cost $775,482,979) - 109.8%		$807,717,941	109.8%
Other assets and liabilities, net - (9.8)%		(71,835,373)	(9.8%)
TOTAL NET ASSETS - 100.0%		$735,882,568	100.0%
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,491,187 or 20.3% of the fund's net assets as of 6-30-21.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.1%
U.S. Treasury Bonds - 8.1%
1.125%, 05/15/2040 to 08/15/2040	$27,484,000	$23,683,785	2.3%
1.375%, 11/15/2040 to 08/15/2050	22,203,000	19,659,659	1.9%
1.625%, 11/15/2050	5,045,000	4,531,041	0.4%
1.875%, 02/15/2041 to 02/15/2051	21,641,000	21,032,195	2.1%
2.250%, 05/15/2041	8,188,000	8,519,358	0.8%
2.375%, 05/15/2051	3,812,000	4,069,906	0.4%
OTHER SECURITIES		2,629,146	0.2%
		84,125,090
U.S. Treasury Notes - 27.2%
0.125%, 05/31/2022 to 01/15/2024	71,589,000	71,452,381	7.0%
0.250%, 06/15/2023 to 10/31/2025	52,983,000	52,436,006	5.0%
0.375%, 04/15/2024 to 12/31/2025	29,539,000	29,013,121	2.8%
0.500%, 02/28/2026 to 10/31/2027	24,234,000	23,629,163	2.3%
0.750%, 05/31/2026 to 01/31/2028	20,846,000	20,594,943	2.0%
0.875%, 06/30/2026	33,176,000	33,160,449	3.2%
1.500%, 11/30/2024	6,252,000	6,451,038	0.6%
1.625%, 05/15/2031	11,419,000	11,593,853	1.1%
1.875%, 02/28/2022	10,979,000	11,111,091	1.1%
2.000%, 02/15/2022	8,231,000	8,330,672	0.8%
2.875%, 10/31/2023	6,200,000	6,568,125	0.6%
OTHER SECURITIES		6,981,137	0.7%
		281,321,979
Federal Home Loan Mortgage Corp. - 1.8%
2.500%, 01/01/2036	2,937,091	3,099,708	0.3%
4.000%, 01/01/2035 to 07/01/2049	5,854,211	6,370,229	0.6%
4.500%, 06/01/2039 to 08/01/2049	4,122,552	4,549,272	0.4%
OTHER SECURITIES		4,645,798	0.5%
		18,665,007
Federal National Mortgage Association - 18.7%
2.000%, 05/01/2031 to 04/01/2051	8,950,763	9,131,618	0.9%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.000%, TBA (A)	$32,400,000	$33,157,956	3.2%
2.500%, 12/01/2035 to 10/01/2050	29,235,400	30,661,512	3.0%
2.500%, TBA (A)	43,200,000	44,597,332	4.3%
3.000%, 01/01/2043 to 07/01/2060	16,433,021	17,511,599	1.7%
4.000%, 09/01/2033 to 08/01/2059	14,181,625	15,616,415	1.6%
4.500%, 05/01/2034 to 01/01/2059	18,564,521	20,684,341	1.8%
5.000%, 07/01/2044 to 11/01/2049	14,227,914	16,038,331	1.6%
5.500%, 12/01/2048 to 06/01/2049	2,938,807	3,377,184	0.3%
OTHER SECURITIES		2,366,068	0.3%
		193,142,356
Government National Mortgage Association - 4.3%
2.500%, 06/20/2051	17,419,000	18,048,490	1.8%
2.500%, TBA (A)	3,100,000	3,208,203	0.3%
4.000%, 06/20/2047 to 07/20/2049	8,871,206	9,531,974	0.9%
4.500%, 08/15/2047 to 05/20/2049	2,964,010	3,228,576	0.2%
5.000%, 12/20/2039 to 03/20/2049	8,572,095	9,309,005	1.0%
OTHER SECURITIES		923,489	0.1%
		44,249,737
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $623,027,271)		$621,504,169
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Chile - 0.1%		799,491	0.1%
Colombia - 0.1%		1,000,839	0.1%
Italy - 0.1%		814,535	0.1%
Japan - 0.1%		843,426	0.1%
Mexico - 0.4%		4,844,087	0.4%
Paraguay - 0.1%		1,459,633	0.1%
Peru - 0.3%		3,061,548	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,628,385)		$12,823,559
CORPORATE BONDS - 28.1%
Communication services - 2.5%
T-Mobile USA, Inc. 2.250%, 02/15/2026 (B)	3,839,000	3,867,793	0.4%
OTHER SECURITIES		22,086,240	2.1%
		25,954,033
Consumer discretionary - 2.4%		24,733,506	2.4%
Consumer staples - 1.5%		15,727,452	1.5%
Energy - 2.2%		23,058,618	2.2%
Financials - 7.6%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	3,212,000	3,304,488	0.3%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	$3,285,000	$3,311,101	0.3%
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,263,000	3,209,365	0.3%
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,370,000	3,358,106	0.3%
OTHER SECURITIES		65,622,727	6.4%
		78,805,787
Health care - 2.5%		26,005,171	2.5%
Industrials - 2.2%		22,555,932	2.2%
Information technology - 2.1%		21,274,780	2.1%
Materials - 0.6%		6,307,049	0.6%
Real estate - 1.7%		17,713,132	1.7%
Utilities - 2.8%		28,648,854	2.8%
TOTAL CORPORATE BONDS (Cost $284,775,382)		$290,784,314
MUNICIPAL BONDS - 0.4%		3,999,553	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,491,228)		$3,999,553
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
Commercial and residential - 3.6%		36,887,206	3.6%
Federal Home Loan Mortgage Corp. - 1.2%		12,482,407	1.2%
Federal National Mortgage Association - 2.6%
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,958,494	2,978,696	0.3%
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,070,520	4,119,164	0.4%
Series 2020-48, Class DA, 2.000%, 07/25/2050	2,651,489	2,694,064	0.3%
OTHER SECURITIES		16,956,856	1.6%
		26,748,780
Government National Mortgage Association - 0.5%		5,386,311	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,001,003)		$81,504,704
ASSET BACKED SECURITIES - 8.3%
Navient Private Education Loan Trust Series 2020-IA, Class A1A, 1.330%, 04/15/2069 (B)	2,667,938	2,662,461	0.3%
Navient Private Education Refi Loan Trust Series 2021-CA, Class A, 1.060%, 10/15/2069 (B)	3,456,000	3,463,297	0.3%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 0.286%, 10/25/2033 (C)	3,392,462	3,341,439	0.3%
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 0.235%, 03/23/2037 (C)	3,296,713	3,244,171	0.3%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust Series 2007-2, Class A4 (3 month LIBOR + 0.060%), 0.236%, 07/25/2022 (C)	$2,862,462	$2,787,550	0.3%
SMB Private Education Loan Trust Series 2020-PTB, Class A2A, 1.600%, 09/15/2054 (B)	4,469,000	4,502,403	0.4%
SMB Private Education Loan Trust Series 2021-A, Class APT1, 1.070%, 01/15/2053 (B)	3,993,093	3,933,012	0.4%
OTHER SECURITIES		62,164,855	6.0%
TOTAL ASSET BACKED SECURITIES (Cost $85,618,217)		$86,099,188
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	163,840	1,639,149	0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	20,468,469	20,468,469	2.0%
		22,107,618
TOTAL SHORT-TERM INVESTMENTS (Cost $22,107,626)		$22,107,618
Total Investments (Core Bond Trust) (Cost $1,111,649,112) - 108.1%		$1,118,823,105	108.1%
Other assets and liabilities, net - (8.1)%		(83,963,369)	(8.1%)
TOTAL NET ASSETS - 100.0%		$1,034,859,736	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,451,030 or 13.8% of the fund's net assets as of 6-30-21.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.3%		$707,776	0.3%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 0.3%		$587,052	0.3%
Indonesia - 0.0%		5,643	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,208,328)		$1,300,471
CORPORATE BONDS - 79.7%
Communication services - 12.7%
Allen Media LLC 10.500%, 02/15/2028 (A)	$810,000	860,625	0.4%
CCO Holdings LLC 4.500%, 05/01/2032	820,000	849,725	0.4%
CCO Holdings LLC 5.125%, 05/01/2027 (A)	1,060,000	1,111,834	0.5%
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	786,856	0.4%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	886,080	0.4%
DISH DBS Corp. 7.750%, 07/01/2026	1,530,000	1,732,725	0.8%
Netflix, Inc. 6.375%, 05/15/2029	700,000	894,075	0.4%
Sprint Corp. 7.875%, 09/15/2023	1,170,000	1,329,209	0.6%
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	923,650	0.4%
OTHER SECURITIES		17,374,666	8.4%
		26,749,445
Consumer discretionary - 14.9%
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	995,239	0.5%
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	986,955	1,105,390	0.5%
Ford Motor Company 9.000%, 04/22/2025	670,000	826,023	0.4%
Ford Motor Credit Company LLC 5.113%, 05/03/2029	1,100,000	1,231,428	0.6%
L Brands, Inc. 5.250%, 02/01/2028	1,020,000	1,141,125	0.5%
NCL Corp., Ltd. 12.250%, 05/15/2024 (A)	790,000	954,083	0.4%
Viking Cruises, Ltd. 7.000%, 02/15/2029 (A)	800,000	832,344	0.4%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	1,070,560	0.5%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,541,775	0.7%
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	806,000	0.4%
OTHER SECURITIES		21,005,797	10.0%
		31,509,764
Consumer staples - 1.1%		2,207,990	1.1%
Energy - 10.4%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,309,350	0.6%
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,020,000	1,058,250	0.5%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
MEG Energy Corp. 7.125%, 02/01/2027 (A)	$1,130,000	$1,203,817	0.6%
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	1,032,303	0.5%
OTHER SECURITIES		17,336,515	8.2%
		21,940,235
Financials - 8.3%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,201,318	2,212,299	1.1%
OTHER SECURITIES		15,277,545	7.2%
		17,489,844
Health care - 7.3%
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	810,000	881,037	0.4%
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	1,060,000	1,048,393	0.5%
Community Health Systems, Inc. 6.125%, 04/01/2030 (A)	860,000	872,900	0.4%
Community Health Systems, Inc. 6.625%, 02/15/2025 (A)	810,000	856,567	0.4%
Community Health Systems, Inc. 6.875%, 04/15/2029 (A)	760,000	795,317	0.4%
HCA, Inc. 5.625%, 09/01/2028	800,000	948,000	0.4%
OTHER SECURITIES		10,113,235	4.8%
		15,515,449
Industrials - 10.6%
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	886,125	0.4%
Madison IAQ LLC 5.875%, 06/30/2029 (A)	900,000	915,750	0.4%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	978,650	0.5%
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	816,200	0.4%
TransDigm, Inc. 4.625%, 01/15/2029 (A)	890,000	890,312	0.4%
OTHER SECURITIES		17,997,852	8.5%
		22,484,889
Information technology - 4.6%
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,260,000	1,346,688	0.6%
Gartner, Inc. 3.625%, 06/15/2029 (A)	820,000	832,300	0.4%
OTHER SECURITIES		7,618,194	3.6%
		9,797,182
Materials - 4.4%
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	800,000	793,260	0.4%
First Quantum Minerals, Ltd. 6.875% 03/01/2026 to 10/15/2027 (A)	1,450,000	1,536,911	0.7%
Greif, Inc. 6.500%, 03/01/2027 (A)	840,000	885,948	0.4%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials (continued)
OTHER SECURITIES		$6,063,025	2.9%
		9,279,144
Real estate - 4.6%
Diversified Healthcare Trust 4.750%, 02/15/2028	$930,000	916,050	0.4%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,060,000	1,119,572	0.5%
OTHER SECURITIES		7,601,093	3.7%
		9,636,715
Utilities - 0.8%		1,755,693	0.8%
TOTAL CORPORATE BONDS (Cost $163,930,522)		$168,366,350
CONVERTIBLE BONDS - 1.4%
Communication services - 0.4%		739,733	0.4%
Consumer discretionary - 0.2%		332,987	0.2%
Energy - 0.4%
Cheniere Energy, Inc. 4.250%, 03/15/2045	990,000	833,786	0.4%
Financials - 0.2%		501,900	0.2%
Industrials - 0.0%		85,779	0.0%
Information technology - 0.0%		76,800	0.0%
Real estate - 0.1%		191,371	0.1%
Utilities - 0.1%		89,685	0.1%
TOTAL CONVERTIBLE BONDS (Cost $2,780,665)		$2,852,041
TERM LOANS (B) - 7.9%
Communication services - 0.7%		1,492,949	0.7%
Consumer discretionary - 2.7%
Adtalem Global Education, Inc., 2021 Term Loan B 02/11/2028 TBD (C)	830,000	827,718	0.4%
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 03/03/2028	1,296,750	1,293,742	0.6%
OTHER SECURITIES		3,544,938	1.7%
		5,666,398
Financials - 0.5%		1,113,210	0.5%
Health care - 1.1%		2,277,380	1.1%
Industrials - 1.2%
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,127,175	1,140,949	0.6%
OTHER SECURITIES		1,372,253	0.6%
		2,513,202
Information technology - 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.104%, 02/16/2029	820,000	825,642	0.4%
OTHER SECURITIES		2,367,543	1.1%
		3,193,185
Materials - 0.2%		441,696	0.2%
TOTAL TERM LOANS (Cost $16,566,055)		$16,698,020
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 4.8%
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%), 3.341%, 11/22/2030 (A)(D)	$810,000	$796,975	0.4%
OTHER SECURITIES		9,425,605	4.4%
TOTAL ASSET BACKED SECURITIES (Cost $10,193,321)		$10,222,580
COMMON STOCKS - 0.9%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.1%		132,243	0.1%
Energy - 0.8%
Oasis Petroleum, Inc.	8,771	881,924	0.4%
OTHER SECURITIES		864,854	0.4%
		1,746,778
TOTAL COMMON STOCKS (Cost $9,868,729)		$1,879,021
PREFERRED SECURITIES - 1.0%
Energy - 0.5%		1,056,276	0.5%
Financials - 0.5%		1,052,537	0.5%
TOTAL PREFERRED SECURITIES (Cost $1,978,171)		$2,108,813
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
John Hancock Collateral Trust, 0.0324% (E)(F)	345,094	3,452,532	1.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (E)	6,349,558	6,349,558	3.0%
		9,802,090
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,174)		$9,802,090
Total Investments (High Yield Trust) (Cost $217,670,167) - 100.9%		$213,229,386	100.9%
Other assets and liabilities, net - (0.9)%		(1,978,848)	(0.9%)
TOTAL NET ASSETS - 100.0%		$211,250,538	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,021,057 or 66.8% of the fund's net assets as of 6-30-21.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2021	$10,011,021	$9,997,805	$(13,216)
						$(13,216)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	527,870	BNP	7/19/2021	—	$(2,850)
MXN	1,174,325	USD	57,761	MSCS	7/19/2021	$1,027	—
USD	587,521	CAD	724,887	JPM	7/19/2021	2,753	—
						$3,780	$(2,850)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	1.163%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(12,872)	$35,863	$22,991
Centrally cleared	Occidental Petroleum Corp.	1.900%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(34,369)	2,950	(31,419)
					$1,050,000				$(47,241)	$38,813	$(8,428)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.0%
U.S. Treasury Bonds - 17.4%
1.250%, 05/15/2050	$1,335,000	$1,090,059	0.4%
1.875%, 02/15/2051	2,545,000	2,428,884	0.9%
2.250%, 05/15/2041 to 08/15/2046	6,380,000	6,622,855	2.4%
2.500%, 02/15/2045 (A)	1,204,000	1,302,672	0.5%
2.875%, 05/15/2043	1,170,000	1,345,591	0.5%
3.000%, 11/15/2044 to 02/15/2048	9,220,000	10,921,628	4.0%
3.125%, 08/15/2044 (A)	5,535,000	6,642,649	2.4%
3.125%, 05/15/2048	3,205,000	3,908,723	1.4%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.375%, 05/15/2044	$1,690,000	$2,107,285	0.8%
3.625%, 08/15/2043	680,000	875,819	0.3%
3.750%, 11/15/2043 (A)	2,908,000	3,817,204	1.4%
4.375%, 11/15/2039	1,170,000	1,627,625	0.6%
6.500%, 11/15/2026	3,135,000	4,050,028	1.5%
OTHER SECURITIES		706,046	0.3%
		47,447,068
U.S. Treasury Inflation Protected Securities - 1.0%
0.875%, 02/15/2047	1,000,939	1,287,041	0.5%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities (continued)
OTHER SECURITIES			$1,539,340	0.5%
			2,826,381
U.S. Treasury Notes - 9.3%
0.250%, 06/30/2025		$3,705,000	3,639,294	1.3%
0.375%, 01/31/2026		1,610,000	1,577,737	0.6%
0.625%, 05/15/2030 (A)		8,095,000	7,566,612	2.8%
0.625%, 08/15/2030		1,590,000	1,481,309	0.5%
0.875%, 11/15/2030		1,425,000	1,355,086	0.5%
1.625%, 05/15/2031		2,120,000	2,152,959	0.8%
2.750%, 02/15/2028		6,865,000	7,564,104	2.8%
			25,337,101
Federal Home Loan Mortgage Corp. - 0.7%
3.500%, 03/01/2048 to 06/01/2048		1,227,356	1,292,304	0.5%
OTHER SECURITIES			519,799	0.2%
			1,812,103
Federal National Mortgage Association - 27.7%
1.500%, TBA (B)		4,000,000	4,046,059	1.5%
2.000%, TBA (B)		39,890,000	40,415,688	14.8%
2.500%, 07/01/2030 to 04/01/2045		919,585	957,304	0.3%
2.500%, TBA (B)		3,000,000	3,099,960	1.2%
2.660%, 03/01/2027		796,952	856,783	0.3%
3.000%, TBA (B)		8,600,000	8,985,826	3.3%
3.500%, 06/01/2046 to 05/01/2048		4,325,920	4,575,760	1.7%
4.000%, TBA (B)		5,800,000	6,175,640	2.3%
4.500%, TBA (B)		3,300,000	3,550,333	1.3%
5.000%, TBA (B)		1,800,000	1,971,886	0.7%
OTHER SECURITIES			773,359	0.3%
			75,408,598
Government National Mortgage Association - 10.9%
2.000%, TBA (B)		4,200,000	4,278,857	1.6%
3.000%, TBA (B)		11,500,000	11,997,070	4.4%
3.500%, TBA (B)		5,400,000	5,673,331	2.1%
4.000%, TBA (B)		2,600,000	2,744,976	1.0%
4.500%, TBA (B)		4,600,000	4,903,447	1.8%
OTHER SECURITIES			230,226	0.0%
			29,827,907
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $180,573,835)			$182,659,158
FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
Angola - 0.2%			413,300	0.2%
Argentina - 0.0%			51,139	0.0%
Australia - 0.1%			304,525	0.1%
Bermuda - 0.1%			199,500	0.1%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,159,621	0.4%
Chile - 0.1%			240,240	0.1%
Colombia - 0.2%			642,407	0.2%
Croatia - 0.2%			635,723	0.2%
Dominican Republic - 0.2%			456,875	0.2%
Egypt - 0.1%			222,621	0.1%
Ghana - 0.1%			200,884	0.1%
Hungary - 0.1%			245,879	0.1%
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%			$613,277	0.2%
Macedonia - 0.2%			607,155	0.2%
Mexico - 1.3%
Government of Mexico 7.750%, 05/29/2031	MXN	35,584,600	1,884,267	0.7%
OTHER SECURITIES			1,693,466	0.6%
			3,577,733
Panama - 0.3%			818,158	0.3%
Peru - 0.1%			371,505	0.1%
Philippines - 0.2%			633,018	0.2%
Romania - 0.5%			1,294,896	0.5%
Saudi Arabia - 0.3%			665,443	0.3%
Senegal - 0.2%			515,347	0.2%
Serbia - 0.1%			382,588	0.1%
Tunisia - 0.1%			217,408	0.1%
United Arab Emirates - 0.1%			282,741	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,727,088)			$14,751,983
CORPORATE BONDS - 31.7%
Communication services - 3.7%
AT&T, Inc. 3.550%, 09/15/2055 (C)		$798,000	800,676	0.3%
OTHER SECURITIES			9,242,445	3.4%
			10,043,121
Consumer discretionary - 1.7%			4,523,634	1.7%
Consumer staples - 1.5%			4,084,616	1.5%
Energy - 2.1%			5,805,730	2.1%
Financials - 8.4%
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	797,864	0.3%
OTHER SECURITIES			22,150,001	8.1%
			22,947,865
Health care - 3.1%			8,390,664	3.1%
Industrials - 2.2%			6,110,576	2.2%
Information technology - 3.9%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		824,000	819,847	0.3%
OTHER SECURITIES			9,836,264	3.6%
			10,656,111
Materials - 1.3%			3,407,272	1.3%
Real estate - 0.7%			1,945,942	0.7%
Utilities - 3.1%			8,518,161	3.1%
TOTAL CORPORATE BONDS (Cost $81,865,694)			$86,433,692
MUNICIPAL BONDS - 2.3%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049		705,000	951,726	0.4%
New York Transportation Development Corp. 4.248%, 09/01/2035		785,000	869,652	0.3%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	$675,000	$877,283	0.3%
OTHER SECURITIES		3,477,589	1.3%
TOTAL MUNICIPAL BONDS (Cost $5,492,732)		$6,176,250
TERM LOANS (D) - 3.3%
Communication services - 0.2%		469,436	0.2%
Consumer discretionary - 0.6%		1,706,238	0.6%
Consumer staples - 0.2%		464,779	0.2%
Financials - 0.1%		353,703	0.1%
Health care - 0.5%		1,204,557	0.5%
Industrials - 0.8%		2,250,215	0.8%
Information technology - 0.8%		2,190,691	0.8%
Materials - 0.1%		340,173	0.1%
TOTAL TERM LOANS (Cost $8,999,778)		$8,979,792
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.5%
Commercial and residential - 12.3%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.951%, 08/15/2036 (C)(E)	949,000	949,879	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	835,507	0.3%
OTHER SECURITIES		31,861,302	11.6%
		33,646,688
Federal Home Loan Mortgage Corp. - 1.1%		2,899,471	1.1%
Federal National Mortgage Association - 2.0%		5,549,866	2.0%
Government National Mortgage Association - 0.1%		154,655	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,666,492)		$42,250,680
ASSET BACKED SECURITIES - 8.7%
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%), 1.330%, 04/19/2034 (C)(E)	810,000	809,997	0.3%
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%), 1.118%, 04/20/2030 (C)(E)	900,000	900,024	0.3%
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%), 1.108%, 10/20/2027 (C)(E)	1,004,529	1,004,561	0.4%
OTHER SECURITIES		20,948,582	7.7%
TOTAL ASSET BACKED SECURITIES (Cost $23,647,755)		$23,663,164
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.0%
Energy - 0.0%		$8,039	0.0%
TOTAL COMMON STOCKS (Cost $119,522)		$8,039
PURCHASED OPTIONS - 0.1%
Puts - 0.1%		91,675	0.1%
TOTAL PURCHASED OPTIONS (Cost $297,615)		$91,675
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.0324% (F)(G)	61,096	611,242	0.2%
Repurchase agreement - 2.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $5,700,008 on 7-1-21, collateralized by $5,527,463 Federal National Mortgage Association, 2.500% due 11-1-50 (valued at $5,814,000)	$5,700,000	5,700,000	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,311,256)		$6,311,242
Total Investments (Investment Quality Bond Trust) (Cost $363,701,767) - 136.3%		$371,325,675	136.3%
Other assets and liabilities, net - (36.3)%		(98,835,107)	(36.3%)
TOTAL NET ASSETS - 100.0%		$272,490,568	100.0%
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,245,277 or 28.7% of the fund's net assets as of 6-30-21.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Long	Sep 2021	$12,136,686	$12,117,617	$(19,069)
Euro-OAT Futures	18	Long	Sep 2021	3,381,668	3,394,471	12,803
10-Year Australian Treasury Bond Futures	19	Short	Sep 2021	(2,011,112)	(2,013,425)	(2,313)
10-Year U.S. Treasury Note Futures	89	Short	Sep 2021	(11,748,883)	(11,792,500)	(43,617)
5-Year U.S. Treasury Note Futures	151	Short	Sep 2021	(18,682,572)	(18,637,853)	44,719
Euro-BTP Italian Government Bond Futures	18	Short	Sep 2021	(3,209,934)	(3,231,620)	(21,686)
Euro-Buxl Futures	4	Short	Sep 2021	(948,690)	(963,967)	(15,277)
German Euro BUND Futures	29	Short	Sep 2021	(5,904,318)	(5,935,498)	(31,180)
U.K. Long Gilt Bond Futures	19	Short	Sep 2021	(3,345,590)	(3,366,814)	(21,224)
U.S. Treasury Long Bond Futures	44	Short	Sep 2021	(6,879,154)	(7,073,000)	(193,846)
Ultra U.S. Treasury Bond Futures	72	Short	Sep 2021	(10,440,765)	(10,598,625)	(157,860)
Ultra U.S. Treasury Bond Futures	30	Short	Sep 2021	(5,540,570)	(5,780,625)	(240,055)
						$(688,605)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	349,239	AUD	450,000	MSI	9/15/2021	$11,656	—
USD	589,641	BRL	3,010,000	CITI	9/15/2021	—	$(10,053)
USD	136,284	EUR	114,000	BNP	7/30/2021	1,030	—
USD	5,732,129	EUR	4,706,000	CITI	9/15/2021	143,495	—
USD	213,473	EUR	175,000	DB	9/15/2021	5,651	—
USD	229,266	EUR	188,000	JPM	9/15/2021	6,006	—
USD	1,287,283	MXN	25,710,000	GSI	9/15/2021	9,471	—
						$177,309	$(10,053)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(49,147)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(47,252)
								$179,120	$(96,399)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(207)	$46,696	$46,489
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(16,744)	303,678	286,934
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	234,108	234,108
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,899	356,478	361,377
								$(12,052)	$940,960	$928,908
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	1,145,000	USD	$1,145,000	5.000%	Quarterly	Jun 2026	$(113,875)	$(4,505)	$(118,380)
				$1,145,000				$(113,875)	$(4,505)	$(118,380)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	31.098%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,262)	$(11,567)	$(28,829)
GSI	CMBX.NA.BBB-.6	31.098%	140,000	USD	140,000	3.000%	Monthly	May 2063	(21,819)	(14,873)	(36,692)
GSI	CMBX.NA.BBB-.6	31.098%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(79,940)	(273,167)	(353,107)
GSI	CMBX.NA.BBB-.6	31.098%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(84,112)	(283,543)	(367,655)
MSI	CMBX.NA.BBB-.6	31.098%	255,000	USD	255,000	3.000%	Monthly	May 2063	(38,679)	(28,152)	(66,831)
MSI	CMBX.NA.BBB-.6	31.098%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,048)	(14,023)	(34,071)
MSI	CMBX.NA.BBB-.6	31.098%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,073)	(12,067)	(30,140)
MSI	CMBX.NA.BBB-.6	31.098%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,849)	(7,235)	(18,084)
					$3,544,000				$(290,782)	$(644,627)	$(935,409)
Centrally cleared	CDX.EM.35	1.549%	1,315,000	USD	1,315,000	1.000%	Quarterly	Jun 2026	(45,593)	11,774	(33,819)
Centrally cleared	CDX.NA.IG.36	0.479%	490,000	USD	490,000	1.000%	Quarterly	Jun 2026	10,267	2,336	12,603
Centrally cleared	Federative Republic of Brazil	1.620%	150,000	USD	150,000	1.000%	Quarterly	Jun 2026	(4,630)	209	(4,421)
Centrally cleared	Government of Mexico	0.929%	160,000	USD	160,000	1.000%	Quarterly	Jun 2026	106	494	600
Centrally cleared	Republic of Colombia	1.362%	915,000	USD	915,000	1.000%	Quarterly	Jun 2026	(11,668)	(4,047)	(15,715)
Centrally cleared	Republic of Indonesia	0.749%	665,000	USD	665,000	1.000%	Quarterly	Jun 2026	3,584	4,759	8,343
Centrally cleared	Republic of Panama	0.666%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,787	1,714	3,501
Centrally cleared	Republic of Peru	0.821%	445,000	USD	445,000	1.000%	Quarterly	Jun 2026	3,003	1,018	4,021
Centrally cleared	Russian Federation	0.832%	145,000	USD	145,000	1.000%	Quarterly	Jun 2026	350	884	1,234
					$4,495,000				$(42,794)	$19,141	$(23,653)
					$8,039,000				$(333,576)	$(625,486)	$(959,062)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 27.0%
U.S. Treasury Bills - 19.5%
0.010%, 08/26/2021	$86,720,300	$86,718,951	4.1%
0.010%, 08/12/2021	34,815,100	34,814,694	1.6%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT (continued)
U.S. Treasury Bills (continued)
0.010%, 08/19/2021	$69,590,800	$69,589,853	3.3%
0.030%, 07/27/2021	155,354,500	155,351,134	7.3%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT (continued)
U.S. Treasury Bills (continued)
0.035%, 09/23/2021	$34,522,400	$34,519,581	1.6%
0.041%, 07/20/2021	34,550,000	34,549,271	1.6%
		415,543,484
U.S. Treasury Notes - 7.5%
0.048%, 08/31/2021	28,372,600	28,464,385	1.3%
0.051%, 04/30/2022	17,338,200	17,598,455	0.8%
0.077%, 08/15/2021	49,241,800	49,405,437	2.3%
0.090%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,768,169	1.3%
0.095%, 03/31/2022	17,810,500	17,847,606	0.9%
OTHER SECURITIES		17,288,074	0.9%
		158,372,126
TOTAL U.S. GOVERNMENT (Cost $573,915,610)		$573,915,610
U.S. GOVERNMENT AGENCY - 72.2%
Federal Agricultural Mortgage Corp. - 15.1%
0.010%, 07/01/2021	69,050,000	69,050,000	3.2%
0.010%, 08/16/2021	20,875,000	20,874,733	1.0%
0.024%, (3 month LIBOR - 0.120%), 12/22/2021 (A)	55,657,000	55,654,698	2.6%
0.033%, (3 month LIBOR - 0.130%), 08/13/2021 (A)	20,817,000	20,816,934	1.0%
0.050%, 10/29/2021	17,451,000	17,451,000	0.8%
0.091%, (SOFR + 0.040%), 09/28/2021 (A)	40,000,000	40,000,000	1.9%
0.096%, (1 month LIBOR), 07/28/2021 (A)	36,845,000	36,845,000	1.7%
OTHER SECURITIES		61,282,499	2.9%
		321,974,864
Federal Farm Credit Bank - 15.3%
0.005%, (1 month LIBOR - 0.070%), 08/11/2021 (A)	17,700,000	17,700,000	0.8%
0.064%, (1 month LIBOR), 12/22/2021 (A)	24,588,000	24,591,356	1.2%
0.117%, 01/06/2022	17,520,000	17,517,590	0.8%
0.142%, (SOFR + 0.090%), 07/15/2021 (A)	18,472,000	18,472,000	0.9%
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000	1.3%
0.198%, (U.S. Federal Funds Effective Rate + 0.095%), 07/26/2021 (A)	15,093,000	15,093,000	0.7%
0.265%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	15,382,000	15,391,509	0.7%
OTHER SECURITIES		187,585,152	8.9%
		324,669,607
Federal Home Loan Bank - 34.1%
0.007%, (3 month LIBOR - 0.095%), 09/13/2021 (A)	30,430,000	30,431,071	1.4%
0.008%, 07/28/2021	16,000,000	15,999,904	0.8%
0.010%, 07/30/2021	51,912,000	51,911,582	2.4%
0.010%, 08/11/2021	21,830,000	21,829,744	1.0%
0.010%, 08/16/2021	17,289,000	17,288,779	0.8%
0.015%, 08/06/2021	40,164,000	40,163,398	1.9%
0.018%, 07/16/2021	35,115,000	35,114,737	1.7%
0.018%, 08/04/2021	23,089,000	23,088,619	1.1%
0.023%, 09/03/2021	17,305,000	17,304,743	0.8%
0.025%, 09/20/2021	17,316,000	17,315,026	0.8%
0.029%, 07/14/2021	15,945,000	15,951,199	0.8%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.030%, (1 month LIBOR - 0.020%), 12/17/2021 (A)	$50,260,000	$50,267,715	2.4%
0.031%, 07/21/2021	45,590,000	45,589,231	2.1%
0.037%, (3 month LIBOR - 0.105%), 08/04/2021 (A)	47,400,000	47,401,534	2.2%
0.041%, 08/25/2021	15,466,000	15,465,055	0.7%
0.044%, 09/29/2021	44,489,000	44,484,218	2.1%
0.046%, 09/29/2021	21,000,000	20,999,692	1.0%
0.046%, 08/18/2021	34,550,000	34,547,927	1.6%
0.056%, 08/02/2021	17,545,000	17,544,907	0.8%
0.059%, (1 month LIBOR - 0.025%), 08/27/2021 (A)	36,835,000	36,835,706	1.7%
0.066%, (SOFR + 0.015%), 12/10/2021 (A)	18,015,000	18,015,000	0.9%
0.112%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000	0.9%
OTHER SECURITIES		90,290,427	4.2%
		726,210,214
Federal Home Loan Mortgage Corp. - 1.3%		28,312,742	1.3%
Federal National Mortgage Association - 1.4%
0.243%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000	0.7%
OTHER SECURITIES		14,906,074	0.7%
		29,652,074
Tennessee Valley Authority - 4.8%
0.048%, 07/28/2021	102,324,000	102,320,361	4.8%
U.S. Department of Housing and Urban Development - 0.2%		4,796,916	0.2%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,537,936,778)		$1,537,936,778
REPURCHASE AGREEMENT - 0.8%
Barclays Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $16,900,023 on 7-1-21, collateralized by $15,858,736 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-26 (valued at $17,238,075)	16,900,000	16,900,000	0.8%
TOTAL REPURCHASE AGREEMENT (Cost $16,900,000)		$16,900,000
Total Investments (Money Market Trust) (Cost $2,128,752,388) - 100.0%		$2,128,752,388	100.0%
Other assets and liabilities, net - (0.0)%		(73,428)	(0.0%)
TOTAL NET ASSETS - 100.0%		$2,128,678,960	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Treasury Inflation Protected Securities - 0.4%
0.125%, 02/15/2051 (A)		$758,848	$832,974	0.4%
			832,974
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $816,815)			$832,974
FOREIGN GOVERNMENT OBLIGATIONS - 42.6%
Argentina - 0.2%			498,814	0.2%
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,440,282	2.1%
Bermuda - 0.1%			199,500	0.1%
Brazil - 2.4%
10.000% 01/01/2025 to 01/01/2029	BRL	23,357,000	4,982,546	2.4%
Bulgaria - 0.2%			412,713	0.2%
Canada - 1.0%
Government of Canada 2.750%, 12/01/2048	CAD	1,180,000	1,142,409	0.5%
OTHER SECURITIES			951,789	0.5%
			2,094,198
Chile - 0.5%			1,074,540	0.5%
Colombia - 0.9%
Republic of Colombia 3.875%, 03/22/2026	EUR	670,000	886,461	0.4%
OTHER SECURITIES			916,636	0.5%
			1,803,097
Croatia - 0.2%			370,324	0.2%
Czech Republic - 0.2%			366,665	0.2%
Dominican Republic - 0.1%			281,650	0.1%
Egypt - 0.1%			121,715	0.1%
Germany - 2.1%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030		3,055,215	4,369,003	2.1%
Ghana - 0.1%			252,433	0.1%
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.397%, 10/15/2042 (B)*		409,185,000	1,310,016	0.6%
Honduras - 0.1%			156,975	0.1%
Hungary - 0.7%
Republic of Hungary 1.625%, 04/28/2032		520,000	655,676	0.3%
OTHER SECURITIES			860,597	0.4%
			1,516,273
Iceland - 1.8%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,872,057	1.8%
Indonesia - 2.1%
Republic of Indonesia 8.375%, 03/15/2034	IDR	33,135,000,000	2,526,761	1.2%
Republic of Indonesia 9.000%, 03/15/2029		11,324,000,000	903,832	0.4%
OTHER SECURITIES			944,119	0.5%
			4,374,712
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 1.7%
State of Israel 3.750%, 03/31/2047	ILS	8,740,000	$3,473,588	1.7%
Ivory Coast - 0.1%			236,762	0.1%
Japan - 4.6%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,047,885,084	9,668,142	4.6%
Jordan - 0.1%			207,808	0.1%
Kazakhstan - 0.3%			703,631	0.3%
Macedonia - 0.2%			447,674	0.2%
Malaysia - 0.3%
Government of Malaysia 3.899%, 11/16/2027	MYR	2,680,000	680,883	0.3%
Mexico - 1.3%
Government of Mexico 3.625%, 04/09/2029	EUR	550,000	762,810	0.3%
Government of Mexico 4.000%, 11/15/2040	MXN	19,342,262	1,046,165	0.5%
Government of Mexico 7.500%, 06/03/2027		16,859,300	881,430	0.4%
OTHER SECURITIES			150,788	0.1%
			2,841,193
Morocco - 0.3%			635,974	0.3%
New Zealand - 0.9%
2.500% 09/20/2035 to 09/20/2040	NZD	1,459,226	1,385,182	0.7%
OTHER SECURITIES			471,393	0.2%
			1,856,575
Norway - 2.3%
Kingdom of Norway 1.375%, 08/19/2030 (C)	NOK	20,150,000	2,348,326	1.1%
Kingdom of Norway 1.750%, 09/06/2029 (C)		21,131,000	2,539,311	1.2%
			4,887,637
Oman - 0.1%			198,750	0.1%
Panama - 0.9%
4.500% 04/16/2050 to 04/01/2056		$1,560,000	1,765,520	0.8%
OTHER SECURITIES			203,970	0.1%
			1,969,490
Paraguay - 0.1%			235,000	0.1%
Peru - 0.2%			433,364	0.2%
Philippines - 0.3%			578,442	0.3%
Poland - 0.5%
Republic of Poland 3.250%, 07/25/2025	PLN	2,580,000	736,631	0.3%
OTHER SECURITIES			387,876	0.2%
			1,124,507
Qatar - 0.1%			242,409	0.1%
Romania - 0.9%
Republic of Romania 2.625%, 12/02/2040 (C)	EUR	540,000	633,978	0.3%
Republic of Romania 3.875%, 10/29/2035		520,000	723,331	0.4%
OTHER SECURITIES			478,919	0.2%
			1,836,228
Russia - 3.0%
Government of Russia 6.900%, 05/23/2029	RUB	240,040,000	3,269,796	1.6%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russia (continued)
Government of Russia 7.050%, 01/19/2028	RUB	82,055,000	$1,129,256	0.5%
Government of Russia 7.650%, 04/10/2030		84,090,000	1,196,614	0.6%
OTHER SECURITIES			620,117	0.3%
			6,215,783
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia 2.000%, 07/09/2039	EUR	680,000	831,116	0.4%
Kingdom of Saudi Arabia 2.250%, 02/02/2033 (C)		$667,000	647,957	0.3%
			1,479,073
Senegal - 0.2%			412,059	0.2%
Serbia - 0.1%			115,936	0.1%
Slovenia - 0.2%			368,745	0.2%
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,880,000	713,051	0.3%
South Korea - 5.8%
1.375% 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,785,517	5.1%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,474,094,515	1,394,735	0.7%
			12,180,252
Thailand - 1.3%
Kingdom of Thailand 2.875%, 12/17/2028	THB	80,250,000	2,767,088	1.3%
Turkey - 0.1%			145,091	0.1%
Ukraine - 0.1%			209,978	0.1%
United Arab Emirates - 0.1%			186,203	0.1%
Uruguay - 0.0%			15,911	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $91,248,679)			$89,564,740
CORPORATE BONDS - 20.0%
Canada - 0.3%			624,629	0.3%
Cayman Islands - 0.1%			254,668	0.1%
Chile - 0.2%			436,369	0.2%
China - 0.4%			894,533	0.4%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$825,000	1,068,375	0.5%
			1,068,375
France - 0.2%			475,979	0.2%
Indonesia - 0.1%			252,500	0.1%
Ireland - 0.1%			90,384	0.1%
Italy - 0.1%			97,232	0.1%
Japan - 0.2%			423,750	0.2%
Luxembourg - 0.3%			629,246	0.3%
Malaysia - 0.1%			204,218	0.1%
Morocco - 0.1%			216,957	0.1%
Netherlands - 0.4%			792,487	0.4%
Norway - 0.0%			48,884	0.0%
Spain - 0.1%			241,874	0.1%
United Arab Emirates - 0.2%			433,898	0.2%
United Kingdom - 0.3%			590,982	0.3%
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United States - 16.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	$675,000	$671,598	0.3%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	640,000	652,800	0.3%
CDW LLC 3.250%, 02/15/2029	649,000	657,567	0.3%
FirstCash, Inc. 4.625%, 09/01/2028 (C)	696,000	727,564	0.4%
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	729,000	679,793	0.3%
MSCI, Inc. 3.875%, 02/15/2031 (C)	980,013	1,016,980	0.5%
Reynolds American, Inc. 5.850%, 08/15/2045	580,000	710,184	0.3%
The William Carter Company 5.625%, 03/15/2027 (C)	618,000	650,260	0.3%
United Wholesale Mortgage LLC 5.500%, 11/15/2025 to 04/15/2029 (C)	931,000	934,827	0.5%
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	640,000	666,694	0.3%
OTHER SECURITIES		26,834,453	12.8%
		34,202,720
TOTAL CORPORATE BONDS (Cost $40,760,154)		$41,979,685
CONVERTIBLE BONDS - 1.6%
Israel - 0.0%		25,050	0.0%
Italy - 0.1%		146,418	0.1%
Spain - 0.0%		115,848	0.0%
United Kingdom - 0.2%		452,520	0.2%
United States - 1.3%		2,681,158	1.3%
TOTAL CONVERTIBLE BONDS (Cost $3,188,728)		$3,420,994
MUNICIPAL BONDS - 3.4%
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	630,414	0.3%
OTHER SECURITIES		6,521,228	3.1%
TOTAL MUNICIPAL BONDS (Cost $6,801,342)		$7,151,642
TERM LOANS (D) - 8.6%
France - 0.1%		164,967	0.1%
Germany - 0.0%		99,958	0.0%
Israel - 0.0%		99,240	0.0%
Luxembourg - 0.2%		403,880	0.2%
Netherlands - 0.2%		379,972	0.2%
Sweden - 0.2%		401,814	0.2%
United Kingdom - 0.1%		213,488	0.1%
United States - 7.8%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%) 4.750%, 04/09/2027	697,950	700,567	0.3%
OTHER SECURITIES		15,678,073	7.5%
		16,378,640
TOTAL TERM LOANS (Cost $17,689,920)		$18,141,959

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Cayman Islands - 0.0%		$99,489	0.0%
United States - 8.7%		18,303,102	8.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,661,776)		$18,402,591
ASSET BACKED SECURITIES - 4.2%
Cayman Islands - 2.4%		5,102,344	2.4%
United States - 1.8%		3,749,066	1.8%
TOTAL ASSET BACKED SECURITIES (Cost $8,735,394)		$8,851,410
PREFERRED SECURITIES - 0.0%
United States - 0.0%		41,852	0.0%
TOTAL PREFERRED SECURITIES (Cost $40,158)		$41,852
EXCHANGE-TRADED FUNDS - 5.1%
United States - 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	83,900	9,435,394	4.5%
SPDR Blackstone Senior Loan ETF	15,000	694,350	0.3%
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	659,148	0.3%
		10,788,892
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,734,246)		$10,788,892
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E)	8,342,089	8,342,089	4.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,342,089)		$8,342,089
Total Investments (Opportunistic Fixed Income Trust) (Cost $206,019,301) - 98.6%		$207,518,828	98.6%
Other assets and liabilities, net - 1.4%		2,908,994	1.4%
TOTAL NET ASSETS - 100.0%		$210,427,822	100.0%
Opportunistic Fixed Income Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
GO	General Obligation
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,745,253 or 24.6% of the fund's net assets as of 6-30-21.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	52	Long	Sep 2021	$5,495,449	$5,510,425	$14,976
10-Year U.S. Treasury Note Futures	123	Long	Sep 2021	16,233,283	16,297,500	64,217
5-Year U.S. Treasury Note Futures	66	Long	Sep 2021	8,155,125	8,146,359	(8,766)
Euro SCHATZ Futures	1	Long	Sep 2021	132,995	132,970	(25)
Ultra U.S. Treasury Bond Futures	8	Long	Sep 2021	1,159,924	1,177,625	17,701
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2021	4,432,125	4,624,500	192,375
10-Year Canada Government Bond Futures	8	Short	Sep 2021	(928,157)	(939,142)	(10,985)
10-Year Mini Japan Government Bond Futures	16	Short	Sep 2021	(2,181,730)	(2,185,661)	(3,931)
2-Year U.S. Treasury Note Futures	40	Short	Sep 2021	(8,825,762)	(8,812,812)	12,950
Euro-Buxl Futures	12	Short	Sep 2021	(2,859,115)	(2,891,902)	(32,787)
German Euro BOBL Futures	8	Short	Sep 2021	(1,271,744)	(1,272,547)	(803)
German Euro BUND Futures	69	Short	Sep 2021	(14,052,718)	(14,122,391)	(69,673)
U.K. Long Gilt Bond Futures	4	Short	Sep 2021	(704,343)	(708,803)	(4,460)
U.S. Treasury Long Bond Futures	76	Short	Sep 2021	(11,978,863)	(12,217,000)	(238,137)
						$(67,348)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	665,000	USD	504,428	GSI	7/30/2021	—	$(5,641)
BRL	21,224,000	USD	4,303,762	JPM	7/2/2021	—	(36,602)
BRL	21,224,000	USD	4,242,933	MSI	7/2/2021	$24,227	—
BRL	6,560,000	USD	1,327,156	GSI	7/30/2021	—	(12,140)
CAD	299,000	USD	242,736	JPM	7/30/2021	—	(1,533)
CHF	918,000	USD	999,361	BOA	7/30/2021	—	(6,459)
CLP	1,128,458,000	USD	1,546,680	SSB	7/30/2021	—	(11,135)
COP	7,021,523,000	USD	1,855,175	CITI	7/30/2021	13,261	—
CZK	26,351,000	USD	1,238,776	BOA	7/30/2021	—	(13,709)
EUR	1,164,000	USD	1,390,092	GSI	7/30/2021	—	(9,078)
EUR	4,305,000	USD	5,143,750	JPM	7/30/2021	—	(36,136)
GBP	4,161,000	USD	5,809,239	JPM	7/30/2021	—	(52,839)
IDR	46,731,000,000	USD	3,216,616	JPM	7/30/2021	—	(17,736)
INR	240,402,000	USD	3,230,558	JPM	7/30/2021	—	(8,009)
JPY	920,011,000	USD	8,302,562	MSI	7/30/2021	—	(19,361)
MXN	61,730,000	USD	3,069,800	BARC	7/30/2021	16,319	—
NOK	12,580,000	USD	1,477,833	MSI	7/30/2021	—	(16,558)
NZD	1,422,000	USD	1,004,700	MSI	7/30/2021	—	(10,784)
PLN	3,778,000	USD	996,290	JPM	7/30/2021	—	(5,329)
PLN	4,305,000	USD	1,140,379	MSI	7/30/2021	—	(11,187)
RUB	256,880,000	USD	3,540,633	BARC	7/30/2021	—	(44,585)
SGD	2,755,000	USD	2,051,613	BOA	7/30/2021	—	(2,829)
TRY	12,126,000	USD	1,370,991	BARC	7/30/2021	1,441	—
USD	7,344,923	AUD	9,683,000	GSI	7/30/2021	82,134	—
USD	4,242,933	BRL	21,224,000	JPM	7/2/2021	—	(24,227)
USD	4,011,567	BRL	21,224,000	MSI	7/2/2021	—	(255,592)
USD	4,290,364	BRL	21,224,000	JPM	8/3/2021	37,676	—
USD	5,552,895	CAD	6,840,000	JPM	7/30/2021	35,067	—
USD	20,955,950	EUR	17,533,000	JPM	7/30/2021	154,141	—
USD	645,006	GBP	462,000	JPM	7/30/2021	5,867	—
USD	2,313,623	HUF	678,358,000	BOA	7/30/2021	25,361	—
USD	1,084,332	IDR	15,753,176,000	JPM	7/30/2021	5,979	—
USD	3,546,532	ILS	11,533,000	BARC	7/30/2021	8,175	—
USD	9,478,470	JPY	1,050,314,000	MSI	7/30/2021	22,104	—
USD	13,234,164	KRW	14,971,148,000	BOA	7/30/2021	—	(13,592)
USD	1,052,388	MXN	20,952,000	GSI	7/30/2021	4,917	—
USD	8,087,317	NOK	68,843,000	MSI	7/30/2021	90,614	—
USD	4,988,879	NZD	7,061,000	MSI	7/30/2021	53,548	—
USD	5,214,301	RUB	378,308,000	BARC	7/30/2021	65,661	—
USD	3,216,688	SEK	27,247,000	MSI	7/30/2021	32,095	—
USD	3,188,750	SGD	4,282,000	BOA	7/30/2021	4,396	—
USD	717,685	THB	22,920,000	JPM	7/30/2021	2,607	—
USD	2,895,328	ZAR	41,237,000	JPM	7/30/2021	17,562	—
						$703,152	$(615,061)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,053)	$(61,570)	$(65,623)
BOA	4,140,000	USD	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	27,724	27,724
BOA	1,170,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	309,662	309,662
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(57,650)	(57,650)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(79,001)	(22,231)	(101,232)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(44,115)	(24,126)	(68,241)
CITI	1,830,000	ILS	ILS TELBOR Reuters	Fixed 1.493%	Annual	Quarterly	Sep 2031	—	13,345	13,345
CITI	3,460,000	ILS	ILS TELBOR Reuters	Fixed 1.442%	Annual	Quarterly	Sep 2031	—	20,076	20,076
JPM	2,330,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(57,889)	532,114	474,225
								$(185,058)	$737,344	$552,286
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	3,471	3,471
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$2,720	$2,720
Centrally cleared	2,935,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(2,428)	(2,428)
Centrally cleared	2,415,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(3,268)	(3,268)
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	$1,233	123,038	124,271
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	32,015	18,372	50,387
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,514)	(44,203)	(45,717)
Centrally cleared	350,000	GBP	Fixed 0.800%	GBP SONIA Compounded OIS	Annual	Annual	Jun 2071	—	(22,627)	(22,627)
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(28,042)	(34,182)	(62,224)
Centrally cleared	390,000	GBP	Fixed 0.710%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(151)	(4,523)	(4,674)
								$3,541	$36,370	$39,911
								$(181,517)	$773,714	$592,197
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	1,900,000	USD	$1,900,000	1.000%	Quarterly	Dec 2025	$(36,349)	$(19,355)	$(55,704)
CITI	Government of Malaysia	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,188)	(3,487)	(9,675)
CITI	Republic of Peru	345,000	USD	345,000	1.000%	Quarterly	Dec 2025	(5,931)	943	(4,988)
CITI	Federative Republic of Brazil	760,000	USD	760,000	1.000%	Quarterly	Jun 2026	21,211	(920)	20,291
CITI	Federative Republic of Brazil	765,000	USD	765,000	1.000%	Quarterly	Jun 2026	20,923	1,435	22,358
CITI	Republic of South Africa	780,000	USD	780,000	1.000%	Quarterly	Jun 2026	29,570	908	30,478
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(76,246)	(37,848)	(114,094)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,495)	(1,720)	(13,215)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,977)	(1,238)	(13,215)
GSI	CMBX.NA.AAA.13	1,380,000	USD	1,380,000	0.500%	Monthly	Dec 2072	(2,827)	(6,723)	(9,550)
GSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(2,266)	(7,353)	(9,619)
GSI	CMBX.NA.AAA.13	1,400,000	USD	1,400,000	0.500%	Monthly	Dec 2072	(5,688)	(3,981)	(9,669)
GSI	CMBX.NA.AAA.13	1,405,000	USD	1,405,000	0.500%	Monthly	Dec 2072	(6,771)	(2,952)	(9,723)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(229,452)	(90,640)	(320,092)
JPM	Republic of South Africa	390,000	USD	390,000	1.000%	Quarterly	Jun 2026	15,945	(1,692)	14,253
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(242,870)	(81,872)	(324,742)
MSI	Government of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(32,963)	(17,317)	(50,280)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(52,617)	(1,328)	(53,945)
MSI	People's Republic of China	680,000	USD	680,000	1.000%	Quarterly	Dec 2025	(14,689)	(7,585)	(22,274)
MSI	Federative Republic of Brazil	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	23,216	(2,658)	20,558
MSI	Federative Republic of Brazil	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	23,007	(357)	22,650
MSI	Republic of South Africa	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	33,317	(4,994)	28,323
MSI	Republic of South Africa	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	29,261	(1,120)	28,141
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	44,685	310,967	355,652
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	97,622	187,815	285,437
MSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,609)	(1,606)	(13,215)
MSI	CMBX.NA.AAA.12	1,385,000	USD	1,385,000	0.500%	Monthly	Aug 2061	(12,958)	(305)	(13,263)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	17,181	(8,889)	8,292
MSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(4,567)	(5,052)	(9,619)
The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	CMBX.NA.AAA.13	1,480,000	USD	$1,480,000	0.500%	Monthly	Dec 2072	$(7,571)	$(2,671)	$(10,242)
MSI	CMBX.NA.AAA.13	1,480,000	USD	1,480,000	0.500%	Monthly	Dec 2072	(8,163)	(2,079)	(10,242)
				$55,485,000				$(427,259)	$186,326	$(240,933)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	265,000	EUR	312,077	5.000%	Quarterly	Jun 2026	(36,327)	(3,177)	(39,504)
Centrally cleared	iTraxx Europe Series 35 Version 1	4,790,000	EUR	5,793,886	1.000%	Quarterly	Jun 2026	(151,348)	(1,674)	(153,022)
Centrally cleared	iTraxx Europe Sub Financials Series 35 Version 1	3,375,000	EUR	4,066,585	1.000%	Quarterly	Jun 2026	12,445	(7,506)	4,939
				$10,172,548				$(175,230)	$(12,357)	$(187,587)
				$65,657,548				$(602,489)	$173,969	$(428,520)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.665%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,206	$1,192	$2,398
CITI	Republic of Columbia	1.360%	280,000	USD	280,000	1.000%	Quarterly	Jun 2026	(3,330)	(723)	(4,053)
CITI	Republic of Panama	0.665%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,513	885	2,398
CITI	Republic of Peru	0.820%	115,000	USD	115,000	1.000%	Quarterly	Jun 2026	1,279	54	1,333
CITI	Republic of Peru	0.820%	100,000	USD	100,000	1.000%	Quarterly	Jun 2026	819	341	1,160
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	250,000	USD	250,000	1.000%	Quarterly	Jun 2026	(3,027)	(592)	(3,619)
GSI	Republic of Columbia	1.360%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	(1,322)	(487)	(1,809)
GSI	Republic of Columbia	1.360%	140,000	USD	140,000	1.000%	Quarterly	Jun 2026	(1,036)	(990)	(2,026)
GSI	Republic of Columbia	1.360%	255,000	USD	255,000	1.000%	Quarterly	Jun 2026	(1,705)	(1,986)	(3,691)
GSI	Republic of Panama	0.665%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,116	994	2,110
GSI	Republic of Peru	0.820%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,224	51	1,275
GSI	Republic of Peru	0.820%	65,000	USD	65,000	1.000%	Quarterly	Jun 2026	532	222	754
JPM	Republic of Columbia	1.360%	235,000	USD	235,000	1.000%	Quarterly	Jun 2026	(1,906)	(1,496)	(3,402)
MSI	Republic of Panama	0.665%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,216	1,086	2,302
MSI	Republic of Peru	0.820%	95,000	USD	95,000	1.000%	Quarterly	Jun 2026	824	278	1,102
					$2,680,000				$(7,705)	$(2,287)	$(9,992)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	710,000	Sep 2021	GSI	—	$(14,033)	$(14,033)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,420,000	Dec 2021	GSI	—	(32,943)	(32,943)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	13,540,000	Dec 2021	GSI	—	(95,231)	(95,231)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	750,000	Dec 2021	GSI	—	(6,496)	(6,496)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	14,950,000	Dec 2021	GSI	—	(212,846)	(212,846)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	705,000	Sep 2021	JPM	—	(9,475)	(9,475)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	2,130,000	Dec 2021	JPM	—	(14,982)	(14,982)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Sep 2021	MSI	—	(285,342)	(285,342)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,340,000	Dec 2021	MSI	—	(67,219)	(67,219)
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,020,000	Sep 2021	JPM	—	$18,223	$18,223
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,420,000	Sep 2021	MSI	—	8,413	8,413
								—	$(711,931)	$(711,931)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.8%
U.S. Treasury Bonds - 6.1%
1.875%, 02/15/2051	$103,472,600	$98,751,663	1.2%
2.250%, 05/15/2041	138,933,000	144,555,445	1.8%
2.500%, 02/15/2045	115,800,000	125,290,171	1.5%
3.000%, 02/15/2047	37,979,000	45,117,865	0.6%
3.125%, 11/15/2041	65,949,000	78,613,269	1.0%
		492,328,413
U.S. Treasury Notes - 8.1%
0.750%, 05/31/2026	108,023,000	107,406,932	1.3%
0.875%, 06/30/2026	121,315,000	121,258,134	1.5%
1.250%, 03/31/2028 to 06/30/2028	275,070,000	275,919,449	3.5%
1.625%, 05/15/2031	145,873,000	148,106,680	1.8%
		652,691,195
Federal Home Loan Mortgage Corp. - 4.1%
2.500%, 08/01/2050	69,012,874	71,998,495	0.9%
3.000%, 03/01/2043 to 12/01/2049	135,069,210	143,251,934	1.9%
3.500%, 04/01/2044 to 04/01/2047	79,141,009	85,614,196	1.0%
4.000%, 03/01/2048 to 08/01/2048	22,310,667	24,054,919	0.3%
		324,919,544
Federal National Mortgage Association - 13.4%
2.000%, 09/01/2050 to 02/01/2051	87,463,396	88,648,228	1.1%
2.000%, TBA (A)	168,333,000	170,084,572	2.1%
2.500%, 09/01/2050 to 12/01/2050	74,956,670	77,794,221	0.9%
2.500%, TBA (A)	83,389,000	86,248,976	1.1%
3.000%, 01/01/2043 to 11/01/2049	168,550,839	178,669,502	2.1%
3.500%, 06/01/2042 to 09/01/2049	193,538,342	207,296,574	2.5%
4.000%, 09/01/2040 to 07/01/2049	191,905,223	210,282,770	2.8%
4.500%, 12/01/2040 to 05/01/2042	46,866,599	52,050,419	0.7%
OTHER SECURITIES		8,869,281	0.1%
		1,079,944,543
Government National Mortgage Association - 0.1%		3,849,279	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,513,411,630)		$2,553,732,974
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		23,876,703	0.3%
Saudi Arabia - 0.2%		17,251,380	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,529,031)		$41,128,083
CORPORATE BONDS - 40.5%
Communication services - 3.9%
Charter Communications Operating LLC 5.750%, 04/01/2048	16,696,000	21,249,680	0.3%
Comcast Corp. 4.150%, 10/15/2028 (B)	20,678,000	23,935,962	0.3%
NBN Company, Ltd. 1.450%, 05/05/2026 (C)	20,683,000	20,729,537	0.3%
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	20,099,718	0.2%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. 4.329%, 09/21/2028	$17,379,000	$20,221,167	0.3%
OTHER SECURITIES		206,377,332	2.5%
		312,613,396
Consumer discretionary - 3.2%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	20,346,000	22,029,659	0.3%
OTHER SECURITIES		237,736,498	2.9%
		259,766,157
Consumer staples - 0.6%		48,202,582	0.6%
Energy - 3.0%
Energy Transfer LP 5.250%, 04/15/2029	17,785,000	21,007,103	0.3%
OTHER SECURITIES		221,209,219	2.7%
		242,216,322
Financials - 10.8%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	19,744,242	0.2%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	19,921,577	0.2%
Citigroup, Inc. 4.600%, 03/09/2026	17,394,000	19,797,857	0.2%
GE Capital International Funding Company 4.418%, 11/15/2035	17,822,000	21,359,337	0.3%
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,864,326	0.3%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,831,000	24,843,818	0.3%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	21,086,204	0.3%
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	22,533,000	23,018,974	0.3%
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,798,139	0.2%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	21,439,000	24,009,750	0.3%
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,894,601	0.2%
OTHER SECURITIES		628,536,602	8.0%
		865,875,427
Health care - 2.9%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	36,242,387	0.4%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
OTHER SECURITIES		$193,020,764	2.5%
		229,263,151
Industrials - 5.1%		406,052,773	5.1%
Information technology - 5.4%
Broadcom, Inc. 4.750%, 04/15/2029	$36,324,000	42,254,144	0.5%
Micron Technology, Inc. 4.185%, 02/15/2027	22,492,000	25,370,507	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	19,168,000	23,152,420	0.3%
Microsoft Corp. 2.525%, 06/01/2050	24,775,000	24,340,965	0.3%
OTHER SECURITIES		319,142,232	4.0%
		434,260,268
Materials - 1.1%
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	21,491,000	23,230,356	0.3%
OTHER SECURITIES		64,635,731	0.8%
		87,866,087
Real estate - 2.9%
SBA Tower Trust 2.328%, 01/15/2028 (C)	21,448,000	22,224,911	0.3%
OTHER SECURITIES		211,902,745	2.6%
		234,127,656
Utilities - 1.6%
NiSource, Inc. 1.700%, 02/15/2031	27,237,000	25,737,056	0.3%
OTHER SECURITIES		106,847,327	1.3%
		132,584,383
TOTAL CORPORATE BONDS (Cost $3,075,254,601)		$3,252,828,202
MUNICIPAL BONDS - 1.5%		124,037,528	1.5%
TOTAL MUNICIPAL BONDS (Cost $120,904,252)		$124,037,528
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
Commercial and residential - 6.7%		541,289,158	6.7%
Federal Home Loan Mortgage Corp. - 0.1%		5,896,807	0.1%
Government National Mortgage Association - 1.2%		93,752,098	1.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $674,116,194)		$640,938,063
ASSET BACKED SECURITIES - 16.3%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (C)	26,635,000	28,734,166	0.4%
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.560%, 11/25/2031 (C)	22,220,000	23,429,990	0.3%
Tricon American Homes Trust Series 2020-SFR1, Class A, 1.499%, 07/17/2038 (C)	20,189,698	20,164,616	0.3%
OTHER SECURITIES		1,239,657,911	15.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,296,294,324)		$1,311,986,683
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS - 0.0%
	Utilities - 0.0%	$1,254,418	0.0%
	TOTAL COMMON STOCKS (Cost $1,291,497)	$1,254,418
	PREFERRED SECURITIES - 0.1%
	Utilities - 0.1%	7,647,023	0.1%
	TOTAL PREFERRED SECURITIES (Cost $7,618,288)	$7,647,023
	SHORT-TERM INVESTMENTS - 4.7%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.0324% (E)(F)	1,341,364	13,419,808	0.2%
Repurchase agreement - 4.5%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $366,701,000 on 7-1-21, collateralized by $160,194,700 U.S. Treasury Inflation Indexed Notes, 0.375% due 1-15-27 (valued at $195,979,514), $167,711,400 U.S. Treasury Notes, 0.375% - 2.375% due 11-30-25 to 5-15-27 (valued at 178,055,530)	$366,701,000	366,701,000	4.5%
	TOTAL SHORT-TERM INVESTMENTS (Cost $380,121,269)	$380,120,808
	Total Investments (Select Bond Trust) (Cost $8,104,541,086) - 103.4%	$8,313,673,782	103.4%
	Other assets and liabilities, net - (3.4)%	(270,683,744)	(3.4%)
	TOTAL NET ASSETS - 100.0%	$8,042,990,038	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,315,349,469 or 28.8% of the fund's net assets as of 6-30-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.9%
U.S. Treasury Inflation Protected Securities - 0.8%
0.625%, 04/15/2023	$1,397,292	$1,478,046	0.8%
		1,478,046
U.S. Treasury Notes - 29.0%
0.125%, 05/15/2023	3,000,000	2,994,375	1.6%
0.250%, 04/15/2023	9,000,000	9,004,922	4.9%
1.375%, 02/15/2023	1,770,000	1,804,017	1.0%
1.500%, 09/15/2022	4,000,000	4,065,781	2.2%
1.875%, 07/31/2022	4,610,000	4,697,878	2.6%
2.000%, 05/31/2024	4,500,000	4,702,676	2.6%
2.125%, 03/31/2024	2,700,000	2,826,773	1.5%
2.625%, 06/30/2023	5,485,000	5,743,823	3.1%
2.750%, 07/31/2023	3,215,000	3,381,025	1.8%
2.875%, 11/30/2023	13,345,000	14,161,338	7.7%
		53,382,608
Federal Farm Credit Bank - 9.1%
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,792,384	5.4%
0.680%, 01/13/2027	6,000,000	5,864,806	3.2%
1.980%, 06/02/2031	1,000,000	998,095	0.5%
		16,655,285
Federal Home Loan Bank - 19.4%
0.625%, 11/27/2024	2,000,000	1,991,194	1.1%
0.650%, 02/26/2026	6,000,000	5,939,126	3.2%
0.700%, 01/28/2026	7,000,000	6,958,204	3.8%
0.900%, 02/26/2027	2,000,000	1,981,389	1.1%
1.000%, 03/23/2026	1,950,000	1,949,514	1.1%
1.375%, 02/17/2023	8,000,000	8,153,903	4.4%
1.500%, 08/15/2024	2,770,000	2,857,897	1.5%
2.875%, 09/13/2024	5,500,000	5,908,573	3.2%
		35,739,800
Federal Home Loan Mortgage Corp. - 14.7%
0.250%, 09/08/2023	2,000,000	1,998,277	1.1%
0.375%, 09/23/2025	3,060,000	3,012,104	1.6%
0.640%, 11/24/2025	2,000,000	1,985,590	1.1%
0.650%, 10/22/2025	2,000,000	1,983,706	1.1%
0.700%, 12/23/2025	2,000,000	1,982,784	1.1%
0.800%, 10/27/2026	2,000,000	1,976,896	1.1%
1.500%, 02/12/2025	6,000,000	6,190,374	3.3%
2.049%, (12 month LIBOR + 1.619%), 05/01/2045 (A)	513,192	537,806	0.3%
2.500%, 09/01/2034	2,450,559	2,562,498	1.4%
3.000%, 07/01/2030 to 12/01/2032	3,144,347	3,317,372	1.8%
3.500%, 04/01/2032	1,313,302	1,410,243	0.8%
OTHER SECURITIES		520	0.0%
		26,958,170
Federal National Mortgage Association - 19.9%
0.375%, 08/25/2025	5,000,000	4,925,933	2.7%
0.625%, 04/22/2025	4,000,000	3,995,063	2.2%
0.650%, 12/17/2025	2,000,000	1,986,940	1.1%
2.500%, 10/01/2027 to 09/01/2034	3,187,950	3,332,497	1.8%
2.875%, 09/12/2023	7,005,000	7,404,276	4.0%
3.000%, 03/01/2028 to 09/01/2034	8,524,395	9,009,799	4.9%
3.500%, 07/01/2031 to 06/01/2034	5,158,600	5,542,840	3.0%
6.500%, 01/01/2039	346,584	411,534	0.2%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$2,188	0.0%
		36,611,070
Government National Mortgage Association - 0.0%		214	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,988,326)		$170,825,193
MUNICIPAL BONDS - 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	$1,000,000	1,086,919	0.6%
City of Houston (Texas) 2.110%, 03/01/2025	1,000,000	1,041,240	0.6%
City of New York 3.250%, 03/01/2024	1,000,000	1,070,382	0.6%
City of New York 1.990%, 10/01/2026	1,000,000	1,040,863	0.6%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,029,570	0.5%
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,019,873	0.5%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,065,203	0.6%
State of California 2.375%, 10/01/2026	1,000,000	1,060,917	0.6%
TOTAL MUNICIPAL BONDS (Cost $8,140,098)		$8,414,967
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp. - 0.4%
Series K030, Class X1 IO, 0.385%, 04/25/2023	128,059,572	319,854	0.2%
OTHER SECURITIES		364,722	0.2%
		684,576
Government National Mortgage Association - 0.9%		1,644,516	0.9%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,984,521)		$2,329,092
SHORT-TERM INVESTMENTS - 0.9%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $1,666,000 on 7-1-21, collateralized by $1,730,300 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $1,699,403)	1,666,000	1,666,000	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,666,000)		$1,666,000
Total Investments (Short Term Government Income Trust) (Cost $181,778,945) - 99.7%		$183,235,252	99.7%
Other assets and liabilities, net - 0.3%		622,640	0.3%
TOTAL NET ASSETS - 100.0%		$183,857,892	100.0%
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Treasury Bonds - 3.4%
2.000%, 02/15/2050		$1,800,000	$1,768,359	0.4%
3.000%, 02/15/2049		6,200,000	7,422,771	1.6%
4.375%, 02/15/2038		3,920,000	5,395,972	1.2%
OTHER SECURITIES			1,120,424	0.2%
			15,707,526
U.S. Treasury Inflation Protected Securities - 0.6%
0.125%, 01/15/2030		2,282,918	2,505,829	0.6%
			2,505,829
U.S. Treasury Notes - 0.8%			3,830,449	0.8%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,013,749)			$22,043,804
FOREIGN GOVERNMENT OBLIGATIONS - 19.8%
Australia - 0.9%			4,144,837	0.9%
Austria - 0.3%			1,379,373	0.3%
Brazil - 1.0%
Federative Republic of Brazil 10.000% 01/01/2023 to 01/01/2025	BRL	20,880,000	4,400,435	1.0%
Canada - 3.0%
Province of Ontario 1.350%, 12/02/2030	CAD	8,165,000	6,232,235	1.4%
OTHER SECURITIES			7,622,052	1.6%
			13,854,287
China - 0.9%
People's Republic of China 1.990%, 04/09/2025	CNY	12,420,000	1,859,338	0.4%
People's Republic of China 2.880%, 11/05/2023		14,670,000	2,278,083	0.5%
			4,137,421
Colombia - 0.9%			4,076,925	0.9%
Greece - 0.8%			3,567,819	0.8%
India - 0.1%			663,028	0.1%
Indonesia - 2.8%
Republic of Indonesia 6.500%, 06/15/2025	IDR	27,798,000,000	2,009,743	0.4%
OTHER SECURITIES			10,954,338	2.4%
			12,964,081
Ireland - 0.3%			1,374,961	0.3%
Italy - 0.6%
Republic of Italy 1.850%, 07/01/2025 (A)	EUR	1,710,000	2,179,459	0.5%
OTHER SECURITIES			731,756	0.1%
			2,911,215
Japan - 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	4,068,272	0.9%
Malaysia - 1.3%			5,832,780	1.3%
Mexico - 1.1%
Government of Mexico 7.500%, 06/03/2027	MXN	44,140,000	2,307,707	0.5%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico 7.750%, 05/29/2031	MXN	32,570,000	$1,724,638	0.4%
OTHER SECURITIES			1,175,916	0.2%
			5,208,261
New Zealand - 0.1%			350,040	0.1%
Norway - 0.8%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	30,260,000	3,603,678	0.8%
Philippines - 0.6%
Republic of the Philippines 0.875%, 05/17/2027	EUR	1,465,000	1,766,963	0.4%
OTHER SECURITIES			1,051,618	0.2%
			2,818,581
Portugal - 1.2%
Republic of Portugal 0.475%, 10/18/2030 (A)		2,270,000	2,741,770	0.6%
Republic of Portugal 5.125%, 10/15/2024 (A)		$1,905,000	2,161,985	0.5%
OTHER SECURITIES			542,228	0.1%
			5,445,983
Qatar - 0.3%			1,459,849	0.3%
Singapore - 0.4%			1,629,773	0.4%
Spain - 0.5%			2,137,604	0.5%
Sweden - 0.3%			1,146,148	0.3%
United Arab Emirates - 0.5%			2,232,524	0.5%
United Kingdom - 0.2%			1,112,646	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,825,550)			$90,520,521
CORPORATE BONDS - 58.5%
Communication services - 8.5%
Netflix, Inc. 3.625%, 06/15/2025 (A)		1,920,000	2,061,773	0.4%
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,701,850	0.4%
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,809,649	0.4%
OTHER SECURITIES			33,378,272	7.3%
			38,951,544
Consumer discretionary - 6.1%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		2,124,000	2,054,970	0.4%
Yum! Brands, Inc. 3.625%, 03/15/2031		1,795,000	1,786,025	0.4%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,352,294	0.5%
OTHER SECURITIES			21,610,219	4.8%
			27,803,508
Consumer staples - 3.5%
Kraft Heinz Foods Company 4.250%, 03/01/2031		1,525,000	1,732,383	0.4%
Kraft Heinz Foods Company 6.875%, 01/26/2039		1,220,000	1,752,420	0.4%
Post Holdings, Inc. 5.750%, 03/01/2027 (A)		1,955,000	2,045,419	0.4%
OTHER SECURITIES			10,563,532	2.3%
			16,093,754
Energy - 6.3%
Cenovus Energy, Inc. 6.750%, 11/15/2039		2,136,000	2,899,284	0.6%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		$2,205,000	$2,640,488	0.6%
EQT Corp. 3.625%, 05/15/2031 (A)		2,235,000	2,329,988	0.5%
OTHER SECURITIES			21,099,570	4.6%
			28,969,330
Financials - 11.8%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,458,121	0.5%
MSCI, Inc. 3.625% 09/01/2030 to 11/01/2031 (A)		2,374,000	2,430,361	0.5%
Popular, Inc. 6.125%, 09/14/2023		1,625,000	1,753,375	0.4%
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,696,049	1,813,935	0.4%
U.S. Bancorp 0.850%, 06/07/2024	EUR	2,560,000	3,118,846	0.7%
OTHER SECURITIES			42,171,261	9.3%
			53,745,899
Health care - 5.0%
Centene Corp. 3.000%, 10/15/2030		$1,795,000	1,843,968	0.4%
Centene Corp. 3.375%, 02/15/2030		1,765,000	1,844,990	0.4%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,946,863	0.4%
HCA, Inc. 3.500%, 09/01/2030		$2,943,000	3,135,384	0.7%
OTHER SECURITIES			13,819,735	3.1%
			22,590,940
Industrials - 6.1%
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		2,762,000	3,070,675	0.7%
The Boeing Company 5.150%, 05/01/2030		2,625,000	3,108,407	0.7%
OTHER SECURITIES			21,821,818	4.7%
			28,000,900
Information technology - 1.7%			7,834,725	1.7%
Materials - 6.0%
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (A)		3,053,000	3,266,191	0.7%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		1,905,000	2,328,520	0.5%
OTHER SECURITIES			21,643,280	4.8%
			27,237,991
Real estate - 1.3%
SBA Communications Corp. 3.875%, 02/15/2027		1,900,000	1,951,120	0.4%
OTHER SECURITIES			3,872,352	0.9%
			5,823,472
Utilities - 2.2%
FirstEnergy Corp. 7.375%, 11/15/2031		1,355,000	1,855,686	0.4%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$8,009,047	1.8%
		9,864,733
TOTAL CORPORATE BONDS (Cost $257,588,737)		$266,916,796
CONVERTIBLE BONDS - 3.1%
Communication services - 0.8%		3,777,669	0.8%
Consumer discretionary - 0.5%		2,321,737	0.5%
Energy - 0.2%		1,138,246	0.2%
Industrials - 1.4%
American Airlines Group, Inc. 6.500%, 07/01/2025	$1,395,000	2,186,663	0.5%
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)	1,965,000	1,992,510	0.4%
OTHER SECURITIES		2,159,853	0.5%
		6,339,026
Information technology - 0.2%		755,300	0.2%
TOTAL CONVERTIBLE BONDS (Cost $12,979,341)		$14,331,978
CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		1,307,790	0.3%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,152,158)		$1,307,790
TERM LOANS (B) - 3.0%
Consumer discretionary - 1.0%		4,572,536	1.0%
Health care - 0.9%
ICON Luxembourg Sarl, Term Loan B 06/16/2028 TBD (C)	2,401,140	2,404,526	0.5%
OTHER SECURITIES		1,595,673	0.4%
		4,000,199
Industrials - 0.4%		1,915,778	0.4%
Information technology - 0.5%
Dell International LLC, 2021 Term Loan B 09/19/2025 TBD (C)	2,376,000	2,374,931	0.5%
Materials - 0.2%		570,952	0.2%
TOTAL TERM LOANS (Cost $13,440,187)		$13,434,396
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Commercial and residential - 0.6%		2,751,722	0.6%
Federal Home Loan Mortgage Corp. - 0.0%		144,120	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,689,330)		$2,895,842
ASSET BACKED SECURITIES - 1.5%		6,660,552	1.5%
TOTAL ASSET BACKED SECURITIES (Cost $6,403,523)		$6,660,552
COMMON STOCKS - 3.2%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.3%		1,224,582	0.3%
Financials - 1.2%		5,563,457	1.2%
Industrials - 0.7%
The Boeing Company (D)	8,021	1,921,511	0.4%
OTHER SECURITIES		1,074,103	0.3%
		2,995,614

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate - 0.4%		$1,748,704	0.4%
Utilities - 0.6%
Dominion Energy, Inc.	18,000	1,748,340	0.4%
OTHER SECURITIES		1,246,413	0.2%
		2,994,753
TOTAL COMMON STOCKS (Cost $14,811,050)		$14,527,110
PREFERRED SECURITIES - 3.2%
Communication services - 0.1%		598,538	0.1%
Financials - 0.5%		2,139,180	0.5%
Health care - 0.3%		1,605,792	0.3%
Industrials - 0.3%		1,255,592	0.3%
Information technology - 0.4%		1,663,547	0.4%
Utilities - 1.6%		7,597,154	1.6%
TOTAL PREFERRED SECURITIES (Cost $13,926,538)		$14,859,803
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		52,389	0.0%
TOTAL PURCHASED OPTIONS (Cost $142,384)		$52,389
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.0324% (E)(F)	341,886	3,420,435	0.8%
Repurchase agreement - 2.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $12,414,000 on 7-1-21, collateralized by $12,654,200 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $12,662,308)	$12,414,000	12,414,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $15,834,553)		$15,834,435
Total Investments (Strategic Income Opportunities Trust) (Cost $448,807,100) - 101.5%		$463,385,416	101.5%
Other assets and liabilities, net - (1.5)%		(6,746,867)	(1.5%)
TOTAL NET ASSETS - 100.0%		$456,638,549	100.0%
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $176,687,392 or 38.7% of the fund's net assets as of 6-30-21.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	27	Long	Sep 2021	$4,817,824	$4,847,445	$29,621
10-Year U.S. Treasury Note Futures	96	Short	Sep 2021	(12,654,115)	(12,720,000)	(65,885)
Euro-Buxl Futures	4	Short	Sep 2021	(962,647)	(963,967)	(1,320)
German Euro BUND Futures	33	Short	Sep 2021	(6,720,073)	(6,754,187)	(34,114)
U.S. Treasury Long Bond Futures	442	Short	Sep 2021	(69,007,363)	(71,051,500)	(2,044,137)
Ultra U.S. Treasury Bond Futures	7	Short	Sep 2021	(1,012,364)	(1,030,422)	(18,058)
						$(2,133,893)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,472,179	GBP	1,441,250	MSCS	9/15/2021	$258	—
CAD	2,464,235	GBP	1,441,250	RBC	9/15/2021	—	$(6,150)
CAD	1,475,000	JPY	132,702,800	ANZ	9/15/2021	—	(5,385)
CAD	1,475,000	JPY	132,297,323	RBC	9/15/2021	—	(1,733)
CAD	3,528,035	USD	2,880,000	CITI	9/15/2021	—	(33,985)
CAD	3,568,435	USD	2,880,500	GSI	9/15/2021	—	(1,894)
CAD	3,568,209	USD	2,882,500	HUS	9/15/2021	—	(4,076)
CAD	9,112,637	USD	7,390,534	JPM	9/15/2021	—	(39,499)
CAD	3,549,538	USD	2,877,500	MSCS	9/15/2021	—	(14,138)
CAD	1,765,175	USD	1,440,000	RBC	9/15/2021	—	(16,058)
EUR	6,700,851	CAD	9,882,730	RBC	9/15/2021	—	(14,629)
EUR	2,882,020	GBP	2,479,090	SSB	9/15/2021	—	(7,339)
EUR	2,932,500	USD	3,481,877	SCB	9/15/2021	628	—
GBP	2,882,500	CAD	4,930,199	JPM	9/15/2021	10,905	—
GBP	2,485,546	EUR	2,882,020	UBS	9/15/2021	16,272	—
GBP	2,065,000	USD	2,861,726	BARC	9/15/2021	—	(4,735)
GBP	2,065,000	USD	2,915,727	SSB	9/15/2021	—	(58,736)
JPY	266,790,419	CAD	2,950,000	CIBC	9/15/2021	23,244	—
SGD	4,615,797	USD	3,440,216	BARC	9/15/2021	—	(7,667)
SGD	216,768	USD	161,240	CITI	9/15/2021	—	(40)
USD	3,080,055	AUD	4,103,949	CITI	9/15/2021	1,331	—
USD	6,040,608	BRL	30,697,025	CITI	9/15/2021	—	(75,280)
USD	755,766	BRL	3,741,798	SSB	9/15/2021	10,273	—
USD	8,642,500	CAD	10,567,184	MSCS	9/15/2021	118,102	—
USD	1,583,102	CAD	1,911,966	RBC	9/15/2021	40,746	—
USD	4,465,602	CAD	5,425,924	SSB	9/15/2021	88,586	—
USD	8,425,636	EUR	7,065,242	GSI	9/15/2021	35,274	—
USD	3,484,180	EUR	2,932,500	MSCS	9/15/2021	1,674	—
USD	4,152,160	GBP	2,984,014	CIBC	9/15/2021	23,686	—
USD	1,278,430	GBP	919,014	HUS	9/15/2021	6,947	—
USD	1,071,894	JPY	117,207,264	UBS	9/15/2021	16,215	—
USD	788,148	NZD	1,134,068	ANZ	9/15/2021	—	(4,388)
USD	736,543	NZD	1,058,464	GSI	9/15/2021	—	(3,158)
USD	2,044,840	SGD	2,743,562	HUS	9/15/2021	4,583	—
USD	2,044,840	SGD	2,745,903	JPM	9/15/2021	2,842	—
USD	2,044,840	SGD	2,744,687	MSCS	9/15/2021	3,747	—
USD	3,649,168	SGD	4,832,565	SSB	9/15/2021	55,420	—
						$460,733	$(298,890)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.22	Aug 2021	8,885,000	$124,574	$(8,523)
Euro vs. U.S. Dollar	UBS	EUR	1.19	Aug 2021	8,895,000	87,620	(58,632)
						$212,194	$(67,155)
Puts
U.S. Dollar vs. Canadian Dollar	GSI	USD	1.22	Oct 2021	7,675,000	174,069	(49,573)
						$174,069	$(49,573)
						$386,263	$(116,728)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.5%
U.S. Treasury Bonds - 9.8%
1.250%, 05/15/2050	$8,000,000	$6,532,188	0.9%
2.000%, 02/15/2050	3,000,000	2,947,266	0.4%
2.750%, 08/15/2047	3,000,000	3,412,500	0.4%
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,083,005	4.6%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,316,910	0.8%
4.375%, 05/15/2041	1,830,000	2,571,079	0.3%
4.625%, 02/15/2040	5,000,000	7,177,344	1.0%
4.750%, 02/15/2041	2,000,000	2,932,891	0.4%
OTHER SECURITIES		7,200,212	1.0%
		73,173,395
U.S. Treasury Notes - 26.6%
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,989,844	2.1%
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,620,625	4.2%
0.375%, 07/31/2027	4,000,000	3,833,750	0.5%
0.500%, 10/31/2027	12,000,000	11,537,344	1.6%
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,217,422	2.1%
0.750%, 03/31/2026	4,000,000	3,982,031	0.5%
1.250%, 08/31/2024	5,000,000	5,117,969	0.7%
1.375%, 08/31/2026	5,000,000	5,118,555	0.7%
1.500%, 01/31/2027	5,000,000	5,140,039	0.7%
1.625%, 08/15/2029	8,000,000	8,182,188	1.1%
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,261,399	1.8%
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,634,680	3.9%
2.125%, 05/31/2026	3,000,000	3,181,641	0.4%
2.250%, 11/15/2027	20,595,000	22,030,214	3.0%
2.375%, 05/15/2029	5,000,000	5,395,508	0.7%
2.625%, 02/28/2023	3,000,000	3,121,055	0.4%
2.750%, 04/30/2023	3,500,000	3,660,645	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,206,774	1.4%
OTHER SECURITIES		2,191,094	0.3%
		198,422,777
Federal Home Loan Bank - 0.3%		2,485,868	0.3%
Federal Home Loan Mortgage Corp. - 4.0%
2.500%, 04/01/2031 to 08/01/2050	5,501,649	5,703,942	0.8%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 07/01/2032 to 08/01/2046	$5,066,716	$5,369,956	0.7%
3.500%, 12/01/2025 to 06/01/2048	4,068,867	4,343,509	0.7%
4.500%, 05/01/2024 to 11/01/2048	3,141,869	3,417,592	0.4%
OTHER SECURITIES		10,689,039	1.4%
		29,524,038
Federal National Mortgage Association - 17.6%
2.000%, 02/01/2035 to 11/01/2050	13,037,127	13,257,919	1.8%
2.000%, TBA (A)	16,700,000	16,873,770	2.3%
2.500%, 05/01/2028 to 11/01/2050	15,826,755	16,400,532	2.2%
2.500%, TBA (A)	4,000,000	4,171,252	0.6%
3.000%, 01/01/2027 to 12/01/2049	13,492,834	14,261,468	2.1%
3.000%, TBA (A)	16,400,000	17,097,003	2.3%
3.500%, 12/01/2025 to 10/01/2049	13,153,927	14,018,584	1.9%
3.500%, TBA (A)	8,000,000	8,419,996	1.1%
4.000%, 03/01/2024 to 09/01/2049	11,931,846	12,802,739	1.8%
4.500%, 08/01/2024 to 09/01/2048	2,575,976	2,828,632	0.3%
OTHER SECURITIES		11,238,685	1.2%
		131,370,580
Government National Mortgage Association - 6.2%
2.500%, TBA (A)	8,000,000	8,279,233	1.1%
3.000%, 08/15/2043 to 08/20/2050	8,137,745	8,568,520	1.1%
3.000%, TBA (A)	5,000,000	5,206,743	0.7%
3.500%, 04/15/2042 to 04/20/2050	8,407,671	8,984,667	1.3%
3.500%, TBA (A)	2,800,000	2,926,962	0.4%
4.000%, 11/15/2026 to 08/20/2048	4,761,231	5,125,725	0.7%
4.500%, 06/15/2023 to 04/20/2050	2,555,210	2,769,980	0.5%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES		$4,049,118	0.4%
		45,910,948
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $463,814,695)		$480,887,606
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.2%		1,739,574	0.2%
Canada - 0.2%		1,506,055	0.2%
Israel - 0.1%		506,356	0.1%
Italy - 0.0%		339,720	0.0%
Japan - 0.1%		843,323	0.1%
Mexico - 0.2%		1,165,662	0.2%
Panama - 0.1%		501,905	0.1%
Peru - 0.0%		344,065	0.0%
Turkey - 0.1%		777,615	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,389,898)		$7,724,275
CORPORATE BONDS - 28.9%
Communication services - 2.7%		20,182,465	2.7%
Consumer discretionary - 1.7%		12,814,779	1.7%
Consumer staples - 1.6%		11,858,888	1.6%
Energy - 2.5%		18,539,355	2.5%
Financials - 7.3%		54,430,578	7.3%
Health care - 3.8%		28,438,881	3.8%
Industrials - 2.9%		21,406,401	2.9%
Information technology - 2.6%		18,932,917	2.6%
Materials - 0.9%		6,761,050	0.9%
Real estate - 0.6%		4,527,571	0.6%
Utilities - 2.3%		17,085,108	2.3%
TOTAL CORPORATE BONDS (Cost $196,625,485)		$214,977,993
MUNICIPAL BONDS - 0.7%		4,874,874	0.7%
TOTAL MUNICIPAL BONDS (Cost $3,741,630)		$4,874,874
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Commercial and residential - 2.1%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$3,000,000	3,161,885	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,284,152	0.4%
OTHER SECURITIES		9,356,851	1.3%
		15,802,888
Federal Home Loan Mortgage Corp. - 0.3%		2,279,491	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,556,718)		$18,082,379
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.0%
Energy - 0.0%		$940	0.0%
TOTAL COMMON STOCKS (Cost $508)		$940
WARRANTS - 0.0%		2,379	0.0%
TOTAL WARRANTS (Cost $696)		$2,379
SHORT-TERM INVESTMENTS - 11.4%
Short-term funds - 11.4%
John Hancock Collateral Trust, 0.0324% (B)(C)	397,568	3,977,512	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	80,575,403	80,575,403	10.8%
		84,552,915
TOTAL SHORT-TERM INVESTMENTS (Cost $84,553,035)		$84,552,915
Total Investments (Total Bond Market Trust) (Cost $773,682,665) - 108.9%		$811,103,361	108.9%
Other assets and liabilities, net - (8.9)%		(66,019,603)	(8.9%)
TOTAL NET ASSETS - 100.0%		$745,083,758	100.0%
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. - 0.4%		$1,025,760	0.4%
Federal National Mortgage Association - 0.5%		1,579,301	0.5%
Government National Mortgage Association - 0.1%		247,980	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,862,952)		$2,853,041
CORPORATE BONDS - 51.7%
Communication services - 2.9%
AT&T, Inc. 3.000%, 06/30/2022	$3,200,000	3,272,095	1.1%
Verizon Communications, Inc. 0.750%, 03/22/2024	3,000,000	3,012,893	1.1%
OTHER SECURITIES		2,070,578	0.7%
		8,355,566
Consumer discretionary - 4.3%
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,104,512	1.1%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (A)	3,000,000	3,132,656	1.1%
OTHER SECURITIES		6,070,453	2.1%
		12,307,621

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples - 1.0%
The Kroger Company 2.800%, 08/01/2022	$2,791,000	$2,858,377	1.0%
Energy - 3.3%
Energy Transfer Operating LP 4.500%, 11/01/2023	3,000,000	3,219,715	1.1%
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,010,353	1.1%
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,247,615	1.1%
		9,477,683
Financials - 25.5%
Alexander Funding Trust 1.841%, 11/15/2023 (A)	3,000,000	3,054,802	1.1%
Athene Global Funding 0.950%, 01/08/2024 (A)	3,000,000	3,002,406	1.0%
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,431,164	1.2%
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 2.876%, 07/24/2023	3,000,000	3,077,024	1.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,121,745	1.1%
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	3,000,000	3,270,569	1.1%
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 1.514%, 06/01/2024	5,000,000	5,098,582	1.8%
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (A)	3,000,000	3,050,020	1.1%
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 3.737%, 04/24/2024	3,000,000	3,172,817	1.1%
NatWest Markets PLC 3.625%, 09/29/2022 (A)	5,000,000	5,200,117	1.8%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,204,362	1.1%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,195,125	1.1%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,075,714	1.1%
Truist Bank 2.625%, 01/15/2022	3,000,000	3,033,128	1.1%
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,226,348	1.1%
OTHER SECURITIES		22,027,550	7.6%
		73,241,473
Health care - 3.5%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,049,000	1.1%
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,998,461	1.0%
OTHER SECURITIES		4,019,116	1.4%
		10,066,577
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 3.1%
CNH Industrial Capital LLC 4.375%, 04/05/2022	$2,500,000	$2,571,733	0.9%
OTHER SECURITIES		6,197,201	2.2%
		8,768,934
Information technology - 4.0%
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,900,099	1.0%
NXP BV 4.875%, 03/01/2024 (A)	3,000,000	3,302,406	1.2%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,100,572	1.1%
OTHER SECURITIES		2,086,950	0.7%
		11,390,027
Materials - 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (A)	3,000,000	2,987,676	1.1%
Graphic Packaging International LLC 0.821%, 04/15/2024 (A)	3,000,000	2,977,798	1.0%
		5,965,474
Utilities - 2.0%		5,857,699	2.0%
TOTAL CORPORATE BONDS (Cost $147,053,541)		$148,289,431
MUNICIPAL BONDS - 0.7%		2,025,452	0.7%
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,025,452
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Commercial and residential - 0.8%		2,319,687	0.8%
Federal National Mortgage Association - 0.3%		698,151	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,999,366)		$3,017,838
ASSET BACKED SECURITIES - 11.5%
Ally Auto Receivables Trust Series 2019-4, Class A3, 1.840%, 06/17/2024	2,706,250	2,730,788	1.0%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (A)	2,500,000	2,512,161	0.9%
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4, 2.890%, 06/17/2024	3,477,424	3,510,776	1.2%
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.500%, 11/15/2023	2,172,061	2,201,690	0.8%
OTHER SECURITIES		22,086,415	7.6%
TOTAL ASSET BACKED SECURITIES (Cost $33,269,310)		$33,041,830
SHORT-TERM INVESTMENTS - 33.3%
Commercial paper - 13.8%
Apple, Inc., 0.020%, 09/08/2021 *	3,000,000	2,999,749	1.0%
Chariot Acquisition LLC, 0.070%, 09/13/2021 *	3,000,000	2,999,438	1.0%
Cooperative Centrale, 0.050%, 08/03/2021 *	3,000,000	2,999,802	1.0%
Lime Funding LLC, 0.110%, 07/21/2021 *	3,000,000	2,999,843	1.0%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Manhattan Asset Funding Company LLC, 0.080%, 08/24/2021 *	$3,000,000	$2,999,510	1.0%
MUFG Bank, Ltd., 0.050%, 07/20/2021 *	3,000,000	2,999,893	1.1%
National Rural Utilities Cooperative Finance Corp., 0.070%, 07/01/2021 *	3,000,000	2,999,994	1.1%
Novartis AG, 0.020%, 07/30/2021 *	3,000,000	2,999,850	1.0%
Salt River Project Agricultural Improvement & Power District, 0.070%, 08/17/2021 *	3,000,000	2,999,633	1.0%
The University of Chicago, 0.030%, 07/15/2021 *	3,000,000	2,999,928	1.1%
OTHER SECURITIES		9,549,028	3.5%
		39,546,668
U.S. Government - 16.4%
U.S. Treasury Bill, 0.009%, 07/08/2021 *	13,000,000	12,999,902	4.5%
U.S. Treasury Bill, 0.041%, 07/22/2021 *	11,000,000	10,999,694	3.9%
U.S. Treasury Bill, 0.048%, 08/10/2021 *	15,000,000	14,999,204	5.2%
U.S. Treasury Bill, 0.050%, 08/24/2021 *	8,000,000	7,999,460	2.8%
		46,998,260
Short-term funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	8,816,874	8,816,874	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $95,362,860)		$95,361,802
Total Investments (Ultra Short Term Bond Trust) (Cost $283,548,029) - 99.3%		$284,589,394	99.3%
Other assets and liabilities, net - 0.7%		2,052,150	0.7%
TOTAL NET ASSETS - 100.0%		$286,641,544	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,427,039 or 18.6% of the fund's net assets as of 6-30-21.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-21:
High Yield Trust
United States	81.5%
Cayman Islands	6.0%
Canada	3.8%
United Kingdom	1.5%
Luxembourg	1.1%
Other countries	6.1%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	88.2%
Cayman Islands	3.2%
Mexico	1.0%
Other countries	7.6%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	55.8%
Canada	6.8%
Indonesia	3.6%
Luxembourg	3.5%
United Kingdom	2.4%
Supranational	1.8%
France	1.7%
Mexico	1.6%
Australia	1.6%
Brazil	1.6%
Other countries	19.6%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	89.8%
United Kingdom	3.3%
Netherlands	1.9%
Canada	1.8%
Guernsey, Channel Islands	1.1%
Other countries	2.1%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$794,618,666	$1,117,183,956	$209,776,854	$365,014,433
Affiliated investments, at value	3,411,275	1,639,149	3,452,532	611,242
Repurchase agreements, at value	9,688,000	—	—	5,700,000
Total investments, at value	807,717,941	1,118,823,105	213,229,386	371,325,675
Receivable for centrally cleared swaps	—	—	698,903	—
Unrealized appreciation on forward foreign currency contracts	—	—	3,780	177,309
Cash	1,236,635	761,200	79,248	49,737
Foreign currency, at value	—	—	46,979	—
Collateral held at broker for futures contracts	—	—	114,141	—
Collateral segregated at custodian for OTC derivative contracts	—	—	40,000	60,000
Dividends and interest receivable	4,870,243	3,564,829	2,767,717	1,464,889
Receivable for fund shares sold	3,680,048	42,229	1,030,128	3,407,309
Receivable for investments sold	529,844	24,022,853	918,444	203,505
Receivable for delayed delivery securities sold	—	76,480,395	—	24,124,052
Receivable for securities lending income	1,386	185	4,307	651
Other assets	21,667	29,712	8,358	9,481
Total assets	818,057,764	1,223,724,508	218,941,391	400,822,608
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	2,850	10,053
Written options, at value	—	—	—	96,399
Swap contracts, at value	—	—	—	935,409
Payable for centrally cleared swaps	—	—	—	33,293
Payable for futures variation margin	—	—	13,076	164,949
Payable for collateral on sale commitments	—	30,000	—	—
Payable for investments purchased	1,514,995	26,731,351	4,122,587	4,362,511
Payable for delayed delivery securities purchased	77,085,558	160,112,368	—	122,003,841
Payable for fund shares repurchased	—	145,012	2,192	—
Payable upon return of securities loaned	3,400,955	1,645,625	3,456,328	609,048
Payable to affiliates
Accounting and legal services fees	30,092	42,850	8,361	11,251
Other liabilities and accrued expenses	143,596	157,566	85,459	105,286
Total liabilities	82,175,196	188,864,772	7,690,853	128,332,040
Net assets	$735,882,568	$1,034,859,736	$211,250,538	$272,490,568
Net assets consist of
Paid-in capital	$674,560,708	$973,303,398	$267,401,943	$251,765,587
Total distributable earnings (loss)	61,321,860	61,556,338	(56,151,405)	20,724,981
Net assets	$735,882,568	$1,034,859,736	$211,250,538	$272,490,568
Unaffiliated investments, including repurchase agreements, at cost	$772,071,619	$1,110,009,955	$214,217,551	$363,090,511
Affiliated investments, at cost	$3,411,360	$1,639,157	$3,452,616	$611,256
Foreign currency, at cost	—	—	$45,259	—
Premiums received on written options	—	—	—	$179,120
Net unamortized upfront payment on OTC swaps	—	—	—	$(290,782)
Securities loaned, at value	$3,321,238	$1,607,286	$3,369,747	$560,534
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$35,038,225	$88,165,930	$65,822,898	$138,515,124
Shares outstanding	3,411,438	6,303,432	11,984,593	11,529,103
Net asset value, offering price and redemption price per share	$10.27	$13.99	$5.49	$12.01
Series II
Net assets	$152,717,163	$80,809,177	$52,110,630	$77,138,268
Shares outstanding	14,855,010	5,790,246	9,255,909	6,423,133
Net asset value, offering price and redemption price per share	$10.28	$13.96	$5.63	$12.01
Series NAV
Net assets	$548,127,180	$865,884,629	$93,317,010	$56,837,176
Shares outstanding	53,318,646	62,185,936	17,288,384	4,747,474
Net asset value, offering price and redemption price per share	$10.28	$13.92	$5.40	$11.97
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$2,111,852,388	$207,518,828	$7,933,552,974	$181,569,252
Affiliated investments, at value	—	—	13,419,808	—
Repurchase agreements, at value	16,900,000	—	366,701,000	1,666,000
Total investments, at value	2,128,752,388	207,518,828	8,313,673,782	183,235,252
Swap contracts, at value	—	1,722,933	—	—
Receivable for centrally cleared swaps	—	1,502,104	—	—
Unrealized appreciation on forward foreign currency contracts	—	703,152	—	—
Cash	51,949	420,196	284	704
Foreign currency, at value	—	512,497	—	—
Collateral held at broker for futures contracts	—	1,340,000	—	—
Collateral segregated at custodian for OTC derivative contracts	—	517,000	—	—
Dividends and interest receivable	1,275,481	1,613,547	41,537,194	703,788
Receivable for fund shares sold	2,035,159	935,300	14,657,948	—
Receivable for investments sold	—	1,403,621	35,586,164	—
Receivable for securities lending income	—	—	3,178	—
Receivable from affiliates	14,687	584	161	—
Other assets	50,437	9,969	217,832	8,657
Total assets	2,132,180,101	218,199,731	8,405,676,543	183,948,401
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	615,061	—	—
Swap contracts, at value	—	2,133,503	—	—
Payable for futures variation margin	—	49,044	—	—
Payable for collateral on OTC derivatives	—	960,000	—	—
Payable for investments purchased	—	3,200,771	88,666,212	—
Payable for delayed delivery securities purchased	—	555,688	256,288,114	—
Payable for fund shares repurchased	3,104,340	78,709	3,147,193	7,606
Payable upon return of securities loaned	—	—	13,385,881	—
Payable to affiliates
Accounting and legal services fees	90,494	8,519	331,973	7,714
Other liabilities and accrued expenses	306,307	170,614	867,132	75,189
Total liabilities	3,501,141	7,771,909	362,686,505	90,509
Net assets	$2,128,678,960	$210,427,822	$8,042,990,038	$183,857,892
Net assets consist of
Paid-in capital	$2,128,628,534	$194,283,375	$7,613,777,621	$205,541,771
Total distributable earnings (loss)	50,426	16,144,447	429,212,417	(21,683,879)
Net assets	$2,128,678,960	$210,427,822	$8,042,990,038	$183,857,892
Unaffiliated investments, including repurchase agreements, at cost	$2,128,752,388	$206,019,301	$8,091,120,817	$181,778,945
Affiliated investments, at cost	—	—	$13,420,269	—
Foreign currency, at cost	—	$511,870	—	—
Net unamortized upfront payment on OTC swaps	—	$(620,022)	—	—
Collateral held at broker for centrally cleared swaps	—	$1,575,000	—	—
Securities loaned, at value	—	—	$13,119,110	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,587,828,397	$31,703,567	$179,601,345	$32,190,750
Shares outstanding	1,587,841,665	2,360,684	12,432,291	2,637,880
Net asset value, offering price and redemption price per share	$1.00	$13.43	$14.45	$12.20
Series II
Net assets	$87,900,209	$58,561,497	$424,402,709	$21,792,857
Shares outstanding	87,879,852	4,434,986	29,370,684	1,786,623
Net asset value, offering price and redemption price per share	$1.00	$13.20	$14.45	$12.20
Series NAV
Net assets	$452,950,354	$120,162,758	$7,438,985,984	$129,874,285
Shares outstanding	452,946,236	8,980,969	515,139,417	10,642,293
Net asset value, offering price and redemption price per share	$1.00	$13.38	$14.44	$12.20
The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$447,550,981	$807,125,849	$284,589,394
Affiliated investments, at value	3,420,435	3,977,512	—
Repurchase agreements, at value	12,414,000	—	—
Total investments, at value	463,385,416	811,103,361	284,589,394
Unrealized appreciation on forward foreign currency contracts	460,733	—	—
Cash	4,686	264,527	158,641
Foreign currency, at value	766,652	—	—
Collateral held at broker for futures contracts	2,586,000	—	—
Collateral segregated at custodian for OTC derivative contracts	10,000	—	—
Dividends and interest receivable	4,323,804	3,672,354	1,267,008
Receivable for fund shares sold	615,605	2,128,082	760,116
Receivable for investments sold	1,346,495	—	—
Receivable for securities lending income	950	1,163	255
Receivable from affiliates	—	7,544	—
Other assets	15,294	21,568	10,457
Total assets	473,515,635	817,198,599	286,785,871
Liabilities
Unrealized depreciation on forward foreign currency contracts	298,890	—	—
Written options, at value	116,728	—	—
Payable for futures variation margin	310,857	—	—
Payable for investments purchased	11,903,396	1,655	—
Payable for delayed delivery securities purchased	—	67,305,813	—
Payable for fund shares repurchased	672,067	705,818	57,117
Payable upon return of securities loaned	3,421,310	3,950,812	—
Payable to affiliates
Accounting and legal services fees	19,031	30,716	12,499
Other liabilities and accrued expenses	134,807	120,027	74,711
Total liabilities	16,877,086	72,114,841	144,327
Net assets	$456,638,549	$745,083,758	$286,641,544
Net assets consist of
Paid-in capital	$424,502,690	$702,889,313	$305,173,352
Total distributable earnings (loss)	32,135,859	42,194,445	(18,531,808)
Net assets	$456,638,549	$745,083,758	$286,641,544
Unaffiliated investments, including repurchase agreements, at cost	$445,386,547	$769,705,033	$283,548,029
Affiliated investments, at cost	$3,420,553	$3,977,632	—
Foreign currency, at cost	$772,798	—	—
Premiums received on written options	$386,263	—	—
Securities loaned, at value	$3,348,590	$3,847,934	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$321,702,918	$354,775,439	$12,798,940
Shares outstanding	21,987,331	33,173,995	1,116,920
Net asset value, offering price and redemption price per share	$14.63	$10.69	$11.46
Series II
Net assets	$43,136,122	$67,224,730	$237,285,264
Shares outstanding	2,943,364	6,283,813	20,729,960
Net asset value, offering price and redemption price per share	$14.66	$10.70	$11.45
Series NAV
Net assets	$91,799,509	$323,083,589	$36,557,340
Shares outstanding	6,292,513	30,213,368	3,188,603
Net asset value, offering price and redemption price per share	$14.59	$10.69	$11.47
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$11,138,395	$7,502,038	$5,616,592	$3,431,339
Dividends from unaffiliated investments	41,738	—	76,551	—
Securities lending	7,347	4,409	11,807	3,706
Less foreign taxes withheld	—	—	(44)	—
Total investment income	11,187,480	7,506,447	5,704,906	3,435,045
Expenses
Investment management fees	2,175,676	2,914,646	690,219	794,227
Distribution and service fees	193,827	123,570	75,063	130,484
Accounting and legal services fees	47,356	67,483	13,084	17,547
Trustees' fees	7,256	10,218	2,033	2,680
Custodian fees	57,559	63,842	18,779	34,967
Printing and postage	10,498	11,715	7,110	7,526
Professional fees	37,020	40,826	42,598	43,694
Other	29,425	23,815	8,543	10,504
Total expenses	2,558,617	3,256,115	857,429	1,041,629
Less expense reductions	(31,603)	(44,683)	(8,599)	(11,543)
Net expenses	2,527,014	3,211,432	848,830	1,030,086
Net investment income	8,660,466	4,295,015	4,856,076	2,404,959
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,063,681	(240,719)	3,898,329	613,866
Affiliated investments	(571)	(498)	(742)	(249)
Futures contracts	—	—	(106,006)	2,004,732
Forward foreign currency contracts	—	—	(6,366)	202,305
Swap contracts	—	—	118,739	105,687
	3,063,110	(241,217)	3,903,954	2,926,341
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,624,431)	(22,198,707)	(346,886)	(8,585,478)
Affiliated investments	113	202	124	106
Futures contracts	—	—	(38,579)	(857,309)
Forward foreign currency contracts	—	—	(11,944)	227,888
Written options	—	—	—	82,721
Swap contracts	—	—	(50,023)	361,107
	(16,624,318)	(22,198,505)	(447,308)	(8,770,965)
Net realized and unrealized gain (loss)	(13,561,208)	(22,439,722)	3,456,646	(5,844,624)
Increase (decrease) in net assets from operations	$(4,900,742)	$(18,144,707)	$8,312,722	$(3,439,665)
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$913,211	$3,762,670	$102,684,495	$1,701,875
Dividends from unaffiliated investments	—	148,769	262,730	—
Securities lending	—	189	—	1,443
Less foreign taxes withheld	—	(96,699)	(4,285)	—
Total investment income	913,211	3,814,929	102,942,940	1,703,318
Expenses
Investment management fees	3,958,823	645,705	22,255,272	539,431
Distribution and service fees	543,222	79,980	565,532	42,009
Accounting and legal services fees	141,224	13,273	522,428	12,308
Trustees' fees	22,515	2,041	76,556	1,985
Custodian fees	159,447	54,058	415,671	16,881
Printing and postage	21,833	8,672	51,812	7,031
Professional fees	40,602	61,341	102,431	37,317
Other	31,872	14,677	132,217	9,251
Total expenses	4,919,538	879,747	24,121,919	666,213
Less expense reductions	(4,082,358)	(29,117)	(1,159,290)	(8,245)
Net expenses	837,180	850,630	22,962,629	657,968
Net investment income	76,031	2,964,299	79,980,311	1,045,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	564	1,554,820	32,630,742	281,680
Affiliated investments	—	(47)	(5,451)	—
Futures contracts	—	(764,848)	—	—
Forward foreign currency contracts	—	1,310,679	—	—
Swap contracts	—	1,229,850	—	—
	564	3,330,454	32,625,291	281,680
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(6,449,262)	(189,924,788)	(2,665,899)
Affiliated investments	—	5	799	—
Futures contracts	—	6,663	—	—
Forward foreign currency contracts	—	135,295	—	—
Swap contracts	—	(454,342)	—	—
	—	(6,761,641)	(189,923,989)	(2,665,899)
Net realized and unrealized gain (loss)	564	(3,431,187)	(157,298,698)	(2,384,219)
Increase (decrease) in net assets from operations	$76,595	$(466,888)	$(77,318,387)	$(1,338,869)
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$7,044,056	$7,265,085	$1,705,602
Dividends from unaffiliated investments	678,672	—	—
Securities lending	1,805	5,004	7,946
Less foreign taxes withheld	(95,414)	—	—
Total investment income	7,629,119	7,270,089	1,713,548
Expenses
Investment management fees	1,448,655	1,780,826	828,548
Distribution and service fees	130,689	183,129	322,248
Accounting and legal services fees	29,937	48,920	19,714
Trustees' fees	4,573	7,550	3,004
Custodian fees	54,543	51,550	23,805
Printing and postage	8,594	10,802	7,809
Professional fees	46,228	33,258	31,058
Other	15,523	21,570	10,538
Total expenses	1,738,742	2,137,605	1,246,724
Less expense reductions	(19,786)	(1,002,818)	(104,207)
Net expenses	1,718,956	1,134,787	1,142,517
Net investment income	5,910,163	6,135,302	571,031
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,872,206	400,081	35,989
Affiliated investments	(581)	(686)	(871)
Futures contracts	3,715,540	—	—
Forward foreign currency contracts	1,050,121	—	—
Written options	270,618	—	—
	13,907,904	399,395	35,118
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,797,898)	(21,427,037)	(938,383)
Affiliated investments	96	110	—
Futures contracts	(2,274,444)	—	—
Forward foreign currency contracts	51,193	—	—
Written options	386,582	—	—
	(13,634,471)	(21,426,927)	(938,383)
Net realized and unrealized gain (loss)	273,433	(21,027,532)	(903,265)
Increase (decrease) in net assets from operations	$6,183,596	$(14,892,230)	$(332,234)
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$8,660,466	$18,813,771	$4,295,015	$14,670,631	$4,856,076	$10,155,187
Net realized gain (loss)	3,063,110	16,158,179	(241,217)	53,171,903	3,903,954	(3,031,540)
Change in net unrealized appreciation (depreciation)	(16,624,318)	26,070,803	(22,198,505)	14,550,900	(447,308)	3,195,230
Increase (decrease) in net assets resulting from operations	(4,900,742)	61,042,753	(18,144,707)	82,393,434	8,312,722	10,318,877
Distributions to shareholders
From earnings
Series I	—	(1,058,278)	—	(2,137,004)	—	(3,851,839)
Series II	—	(3,994,890)	—	(1,780,118)	—	(2,622,957)
Series NAV	—	(16,637,458)	—	(20,093,057)	—	(5,066,715)
Total distributions	—	(21,690,626)	—	(24,010,179)	—	(11,541,511)
From portfolio share transactions
Portfolio share transactions	(10,692,259)	(12,099,874)	8,127,333	(103,337,742)	6,290,558	(8,637,096)
Total increase (decrease)	(15,593,001)	27,252,253	(10,017,374)	(44,954,487)	14,603,280	(9,859,730)
Net assets
Beginning of period	751,475,569	724,223,316	1,044,877,110	1,089,831,597	196,647,258	206,506,988
End of period	$735,882,568	$751,475,569	$1,034,859,736	$1,044,877,110	$211,250,538	$196,647,258
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$2,404,959	$5,335,105	$76,031	$6,248,184	$2,964,299	$4,225,763
Net realized gain (loss)	2,926,341	5,573,094	564	24,370	3,330,454	15,829,213
Change in net unrealized appreciation (depreciation)	(8,770,965)	11,154,675	—	—	(6,761,641)	3,083,291
Increase (decrease) in net assets resulting from operations	(3,439,665)	22,062,874	76,595	6,272,554	(466,888)	23,138,267
Distributions to shareholders
From earnings
Series I	—	(3,163,148)	(58,160)	(4,603,716)	—	(1,186,256)
Series II	—	(1,625,848)	(3,156)	(280,622)	—	(2,097,869)
Series NAV	—	(1,081,930)	(14,715)	(1,363,845)	—	(3,929,619)
Total distributions	—	(5,870,926)	(76,031)	(6,248,183)	—	(7,213,744)
From portfolio share transactions
Portfolio share transactions	9,781,375	(6,736,992)	(273,510,892)	472,254,153	13,400,376	(16,255,271)
Total increase (decrease)	6,341,710	9,454,956	(273,510,328)	472,278,524	12,933,488	(330,748)
Net assets
Beginning of period	266,148,858	256,693,902	2,402,189,288	1,929,910,764	197,494,334	197,825,082
End of period	$272,490,568	$266,148,858	$2,128,678,960	$2,402,189,288	$210,427,822	$197,494,334
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$79,980,311	$180,753,914	$1,045,350	$2,504,951	$5,910,163	$11,272,920
Net realized gain (loss)	32,625,291	275,679,040	281,680	1,008,203	13,907,904	4,583,320
Change in net unrealized appreciation (depreciation)	(189,923,989)	177,690,579	(2,665,899)	2,917,176	(13,634,471)	18,644,594
Increase (decrease) in net assets resulting from operations	(77,318,387)	634,123,533	(1,338,869)	6,430,330	6,183,596	34,500,834
Distributions to shareholders
From earnings
Series I	—	(5,078,662)	—	(586,755)	—	(5,373,280)
Series II	—	(11,829,321)	—	(459,125)	—	(509,859)
Series NAV	—	(211,716,697)	—	(2,286,164)	—	(1,399,714)
Total distributions	—	(228,624,680)	—	(3,332,044)	—	(7,282,853)
From portfolio share transactions
Portfolio share transactions	292,862,858	(879,797,390)	(8,731,088)	12,592,605	(6,896,316)	(46,338,927)
Total increase (decrease)	215,544,471	(474,298,537)	(10,069,957)	15,690,891	(712,720)	(19,120,946)
Net assets
Beginning of period	7,827,445,567	8,301,744,104	193,927,849	178,236,958	457,351,269	476,472,215
End of period	$8,042,990,038	$7,827,445,567	$183,857,892	$193,927,849	$456,638,549	$457,351,269
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$6,135,302	$14,320,136	$571,031	$3,098,210
Net realized gain (loss)	399,395	2,669,029	35,118	587,737
Change in net unrealized appreciation (depreciation)	(21,426,927)	31,529,798	(938,383)	408,486
Increase (decrease) in net assets resulting from operations	(14,892,230)	48,518,963	(332,234)	4,094,433
Distributions to shareholders
From earnings
Series I	—	(9,152,472)	—	(251,265)
Series II	—	(1,636,397)	—	(4,521,502)
Series NAV	—	(7,042,157)	—	(669,716)
Total distributions	—	(17,831,026)	—	(5,442,483)
From portfolio share transactions
Portfolio share transactions	(38,405,618)	128,642,451	(17,276,255)	28,949,288
Total increase (decrease)	(53,297,848)	159,330,388	(17,608,489)	27,601,238
Net assets
Beginning of period	798,381,606	639,051,218	304,250,033	276,648,795
End of period	$745,083,758	$798,381,606	$286,641,544	$304,250,033
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2021[3]	10.34	0.12	(0.19)	(0.07)	—	—	—	10.27	(0.68)[4]	0.70[5]	0.69[5]	2.39[5]	35	53
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68[6]	0.68[6]	3.18	41	84
Series II
06-30-2021[3]	10.36	0.11	(0.19)	(0.08)	—	—	—	10.28	(0.77)[4]	0.90[5]	0.89[5]	2.19[5]	153	53
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88[6]	0.88[6]	2.98	167	84
Series NAV
06-30-2021[3]	10.34	0.12	(0.18)	(0.06)	—	—	—	10.28	(0.58)[4]	0.65[5]	0.64[5]	2.44[5]	548	53
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63[6]	0.63[6]	3.23	536	84
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
06-30-2021[3]	14.23	0.06	(0.30)	(0.24)	—	—	—	13.99	(1.69)[4]	0.66[5]	0.65[5]	0.81[5]	88	154
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
Series II
06-30-2021[3]	14.22	0.04	(0.30)	(0.26)	—	—	—	13.96	(1.83)[4]	0.86[5]	0.85[5]	0.61[5]	81	154
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
Series NAV
06-30-2021[3]	14.17	0.06	(0.31)	(0.25)	—	—	—	13.92	(1.76)[4]	0.61[5]	0.60[5]	0.86[5]	866	154
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2021[3]	5.27	0.13	0.09	0.22	—	—	—	5.49	4.17[4]	0.84[5]	0.83[5]	4.95[5]	66	42
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[6]	0.79[6]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75[6]	0.74[6]	6.74	88	61
Series II
06-30-2021[3]	5.41	0.13	0.09	0.22	—	—	—	5.63	4.07[4]	1.04[5]	1.03[5]	4.75[5]	52	42
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[6]	0.99[6]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95[6]	0.94[6]	6.54	65	61
Series NAV
06-30-2021[3]	5.18	0.13	0.09	0.22	—	—	—	5.40	4.25[4]	0.79[5]	0.78[5]	5.00[5]	93	42
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[6]	0.74[6]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70[6]	0.70[6]	6.77	97	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2021[3]	12.17	0.11	(0.27)	(0.16)	—	—	—	12.01	(1.23)[4]	0.74[5]	0.73[5]	1.86[5]	139	22
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67[6]	0.66[6]	2.44	161	60
Series II
06-30-2021[3]	12.18	0.10	(0.27)	(0.17)	—	—	—	12.01	(1.40)[4]	0.94[5]	0.93[5]	1.66[5]	77	22
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87[6]	0.86[6]	2.25	84	60
Series NAV
06-30-2021[3]	12.13	0.11	(0.27)	(0.16)	—	—	—	11.97	(1.32)[4]	0.69[5]	0.68[5]	1.92[5]	57	22
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63[6]	0.62[6]	2.44	52	60
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.44[6]	0.07[6]	0.01[6]	1,588	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	—[4]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	—[4]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
Series II
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.64[6]	0.07[6]	0.01[6]	88	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	—[4]	0.004	(0.004)	—[4]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	—[4]	—[4]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
Series NAV
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.39[6]	0.07[6]	0.01[6]	453	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	—[4]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016[7]	1.00	0.001	—[4]	0.001	(0.001)	—	(0.001)	1.00	0.11[5]	0.43[6]	0.34[6]	0.16[6]	394	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.
Opportunistic Fixed Income Trust
Series I
06-30-2021[3]	13.47	0.20	(0.24)	(0.04)	—	—	—	13.43	(0.22)[4]	0.86[5]	0.83[5]	3.01[5]	32	71
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[6]	1.12[6]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81[8]	0.80[8]	2.18	40	57
Series II
06-30-2021[3]	13.25	0.18	(0.23)	(0.05)	—	—	—	13.20	(0.38)[4]	1.06[5]	1.03[5]	2.81[5]	59	71
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[6]	1.32[6]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01[8]	1.00[8]	1.98	81	57
Series NAV
06-30-2021[3]	13.41	0.20	(0.23)	(0.03)	—	—	—	13.38	(0.22)[4]	0.81[5]	0.78[5]	3.07[5]	120	71
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[6]	1.07[6]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76[8]	0.75[8]	2.22	446	57
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2021[3]	14.59	0.14	(0.28)	(0.14)	—	—	—	14.45	(0.96)[4]	0.65[5]	0.61[5]	2.01[5]	180	82
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73[6]
Series II
06-30-2021[3]	14.61	0.13	(0.29)	(0.16)	—	—	—	14.45	(1.10)[4]	0.85[5]	0.81[5]	1.81[5]	424	82
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73[6]
Series NAV
06-30-2021[3]	14.58	0.15	(0.29)	(0.14)	—	—	—	14.44	(0.96)[4]	0.60[5]	0.57[5]	2.05[5]	7,439	82
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73[6]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
Short Term Government Income Trust
Series I
06-30-2021[3]	12.29	0.07	(0.16)	(0.09)	—	—	—	12.20	(0.73)[4]	0.71[5]	0.70[5]	1.10[5]	32	16
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64[6]	0.64[6]	0.76	41	71
Series II
06-30-2021[3]	12.30	0.05	(0.15)	(0.10)	—	—	—	12.20	(0.81)[4]	0.91[5]	0.90[5]	0.89[5]	22	16
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84[6]	0.84[6]	0.56	33	71
Series NAV
06-30-2021[3]	12.29	0.07	(0.16)	(0.09)	—	—	—	12.20	(0.73)[4]	0.66[5]	0.65[5]	1.15[5]	130	16
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59[6]	0.59[6]	0.81	251	71
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2021[3]	14.44	0.19	—	0.19	—	—	—	14.63	1.39[4]	0.76[5]	0.75[5]	2.61[5]	322	45
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72[6]	0.71[6]	2.95	473	42
Series II
06-30-2021[3]	14.47	0.17	0.02	0.19	—	—	—	14.66	1.24[4]	0.96[5]	0.95[5]	2.42[5]	43	45
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92[6]	0.91[6]	2.74	46	42
Series NAV
06-30-2021[3]	14.39	0.19	0.01	0.20	—	—	—	14.59	1.39[4]	0.71[5]	0.70[5]	2.67[5]	92	45
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67[6]	0.66[6]	2.98	66	42
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Total Bond Market Trust
Series I
06-30-2021[3]	10.89	0.09	(0.29)	(0.20)	—	—	—	10.69	(1.84)[4]	0.57[5]	0.30[5]	1.62[5]	355	17
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
Series II
06-30-2021[3]	10.91	0.08	(0.29)	(0.21)	—	—	—	10.70	(1.92)[4]	0.77[5]	0.50[5]	1.42[5]	67	17
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
Series NAV
06-30-2021[3]	10.89	0.09	(0.29)	(0.20)	—	—	—	10.69	(1.84)[4]	0.52[5]	0.25[5]	1.67[5]	323	17
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	—[6]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2021[3]	11.46	0.03	(0.03)	—	—	—	—	11.46	0.00[4]	0.66[5]	0.59[5]	0.54[5]	13	26
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	—[6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
Series II
06-30-2021[3]	11.46	0.02	(0.03)	(0.01)	—	—	—	11.45	(0.09)[4]	0.86[5]	0.79[5]	0.34[5]	237	26
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	—[6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
Series NAV
06-30-2021[3]	11.47	0.03	(0.03)	—	—	—	—	11.47	0.00[4]	0.61[5]	0.54[5]	0.59[5]	37	26
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	—[6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
51

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$235,437,464	—	$235,437,464	—
Foreign government obligations	4,843,415	—	4,843,415	—
Corporate bonds	356,011,730	—	356,011,730	—
Capital preferred securities	1,464,863	—	1,464,863	—
Municipal bonds	4,789,908	—	4,789,908	—
Term loans	303,933	—	303,933	—
Collateralized mortgage obligations	55,440,134	—	55,440,134	—
Asset backed securities	45,981,864	—	45,981,864	—
Common stocks	467,448	$467,448	—	—
Preferred securities	1,520,178	1,314,090	206,088	—
Warrants	23,793	23,793	—	—
Short-term investments	101,433,211	91,745,211	9,688,000	—
Total investments in securities	$807,717,941	$93,550,542	$714,167,399	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$621,504,169	—	$621,504,169	—
Foreign government obligations	12,823,559	—	12,823,559	—
Corporate bonds	290,784,314	—	290,784,314	—
Municipal bonds	3,999,553	—	3,999,553	—
Collateralized mortgage obligations	81,504,704	—	81,504,704	—
Asset backed securities	86,099,188	—	86,099,188	—
Short-term investments	22,107,618	$22,107,618	—	—
Total investments in securities	$1,118,823,105	$22,107,618	$1,096,715,487	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,300,471	—	$1,300,471	—
Corporate bonds	168,366,350	—	168,366,350	—
Convertible bonds	2,852,041	—	2,852,041	—
Term loans	16,698,020	—	16,256,324	$441,696
Asset backed securities	10,222,580	—	10,222,580	—
Common stocks	1,879,021	$1,852,285	—	26,736
Preferred securities	2,108,813	1,052,537	505,368	550,908
Short-term investments	9,802,090	9,802,090	—	—
Total investments in securities	$213,229,386	$12,706,912	$199,503,134	$1,019,340
Derivatives:
Assets
Forward foreign currency contracts	$3,780	—	$3,780	—
Swap contracts	22,991	—	22,991	—
Liabilities
Futures	(13,216)	$(13,216)	—	—
Forward foreign currency contracts	(2,850)	—	(2,850)	—
Swap contracts	(31,419)	—	(31,419)	—
52

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$182,659,158	—	$182,659,158	—
Foreign government obligations	14,751,983	—	14,751,983	—
Corporate bonds	86,433,692	—	86,433,692	—
Municipal bonds	6,176,250	—	6,176,250	—
Term loans	8,979,792	—	8,979,792	—
Collateralized mortgage obligations	42,250,680	—	42,250,680	—
Asset backed securities	23,663,164	—	23,663,164	—
Common stocks	8,039	—	8,039	—
Purchased options	91,675	—	91,675	—
Short-term investments	6,311,242	$611,242	5,700,000	—
Total investments in securities	$371,325,675	$611,242	$370,714,433	—
Derivatives:
Assets
Futures	$57,522	$57,522	—	—
Forward foreign currency contracts	177,309	—	$177,309	—
Swap contracts	959,210	—	959,210	—
Liabilities
Futures	(746,127)	(746,127)	—	—
Forward foreign currency contracts	(10,053)	—	(10,053)	—
Written options	(96,399)	—	(96,399)	—
Swap contracts	(1,107,744)	—	(1,107,744)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$573,915,610	—	$573,915,610	—
U.S. Government Agency	1,537,936,778	—	1,537,936,778	—
Repurchase agreement	16,900,000	—	16,900,000	—
Total investments in securities	$2,128,752,388	—	$2,128,752,388	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$832,974	—	$832,974	—
Foreign government obligations	89,564,740	—	89,564,740	—
Corporate bonds	41,979,685	—	41,979,685	—
Convertible bonds	3,420,994	—	3,420,994	—
Municipal bonds	7,151,642	—	7,151,642	—
Term loans	18,141,959	—	18,141,959	—
Collateralized mortgage obligations	18,402,591	—	18,402,591	—
Asset backed securities	8,851,410	—	8,851,410	—
Preferred securities	41,852	$36,547	5,305	—
Exchange-traded funds	10,788,892	10,788,892	—	—
Short-term investments	8,342,089	8,342,089	—	—
Total investments in securities	$207,518,828	$19,167,528	$188,351,300	—
Derivatives:
Assets
Futures	$302,219	$302,219	—	—
53

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Forward foreign currency contracts	$703,152	—	$703,152	—
Swap contracts	1,908,721	—	1,908,721	—
Liabilities
Futures	(369,567)	$(369,567)	—	—
Forward foreign currency contracts	(615,061)	—	(615,061)	—
Swap contracts	(2,466,967)	—	(2,466,967)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,553,732,974	—	$2,553,732,974	—
Foreign government obligations	41,128,083	—	41,128,083	—
Corporate bonds	3,252,828,202	—	3,252,828,202	—
Municipal bonds	124,037,528	—	124,037,528	—
Collateralized mortgage obligations	640,938,063	—	640,938,063	—
Asset backed securities	1,311,986,683	—	1,311,986,683	—
Common stocks	1,254,418	$1,254,418	—	—
Preferred securities	7,647,023	7,647,023	—	—
Short-term investments	380,120,808	13,419,808	366,701,000	—
Total investments in securities	$8,313,673,782	$22,321,249	$8,291,352,533	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$170,825,193	—	$170,825,193	—
Municipal bonds	8,414,967	—	8,414,967	—
Collateralized mortgage obligations	2,329,092	—	2,329,092	—
Short-term investments	1,666,000	—	1,666,000	—
Total investments in securities	$183,235,252	—	$183,235,252	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$22,043,804	—	$22,043,804	—
Foreign government obligations	90,520,521	—	90,520,521	—
Corporate bonds	266,916,796	—	266,916,796	—
Convertible bonds	14,331,978	—	14,331,978	—
Capital preferred securities	1,307,790	—	1,307,790	—
Term loans	13,434,396	—	13,434,396	—
Collateralized mortgage obligations	2,895,842	—	2,895,842	—
Asset backed securities	6,660,552	—	6,660,552	—
Common stocks	14,527,110	$12,709,275	1,817,835	—
Preferred securities	14,859,803	14,261,265	598,538	—
Purchased options	52,389	—	52,389	—
Short-term investments	15,834,435	3,420,435	12,414,000	—
Total investments in securities	$463,385,416	$30,390,975	$432,994,441	—
Derivatives:
Assets
Futures	$29,621	$29,621	—	—
Forward foreign currency contracts	460,733	—	$460,733	—
Liabilities
Futures	(2,163,514)	(2,163,514)	—	—
Forward foreign currency contracts	(298,890)	—	(298,890)	—
54

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Written options	$(116,728)	—	$(116,728)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$480,887,606	—	$480,887,606	—
Foreign government obligations	7,724,275	—	7,724,275	—
Corporate bonds	214,977,993	—	214,977,993	—
Municipal bonds	4,874,874	—	4,874,874	—
Collateralized mortgage obligations	18,082,379	—	18,082,379	—
Common stocks	940	$940	—	—
Warrants	2,379	2,379	—	—
Short-term investments	84,552,915	84,552,915	—	—
Total investments in securities	$811,103,361	$84,556,234	$726,547,127	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,853,041	—	$2,853,041	—
Corporate bonds	148,289,431	—	148,289,431	—
Municipal bonds	2,025,452	—	2,025,452	—
Collateralized mortgage obligations	3,017,838	—	3,017,838	—
Asset backed securities	33,041,830	—	33,041,830	—
Short-term investments	95,361,802	$8,816,874	86,544,928	—
Total investments in securities	$284,589,394	$8,816,874	$275,772,520	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the portfolios have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Portfolios	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Goldman Sachs	$(30,000)
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and
55

Significant accounting policies, continued

among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2021, High Yield Trust and Opportunistic Fixed Income Trust had $321,718 and $17,751, respectively, in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and
56

Significant accounting policies, continued

compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Active Bond Trust	$3,321,238	$3,400,955	—
Core Bond Trust	1,607,286	1,645,625	—
High Yield Trust	3,369,747	3,456,328	—
Investment Quality Bond Trust	560,534	609,048	—
Select Bond Trust	13,119,110	13,385,881	—
Strategic Income Opportunities Trust	3,348,590	3,421,310	—
Total Bond Market Trust	3,847,934	3,950,812	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$4,786
Core Bond Trust	5,812
High Yield Trust	3,379
Investment Quality Bond Trust	3,561
Money Market Trust	8,878
Opportunistic Fixed Income Trust	3,384
Portfolio	Commitment fee
Select Bond Trust	$23,635
Short Term Government Income Trust	3,365
Strategic Income Opportunities Trust	4,064
Total Bond Market Trust	4,875
Ultra Short Term Bond Trust	3,672

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
57

Significant accounting policies, continued

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
High Yield Trust	$2,459,230	$61,556,259
Short Term Government Income Trust	3,473,689	21,310,457
Strategic Income Opportunities Trust	9,319,694	182,038
Total Bond Market Trust	—	3,335,099
Ultra Short Term Bond Trust	6,280,453	14,388,831
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$778,006,191	$38,564,274	$(8,852,524)	$29,711,750
Core Bond Trust	1,114,681,719	11,220,397	(7,079,011)	4,141,386
High Yield Trust	218,132,327	10,895,906	(15,819,561)	(4,923,655)
Investment Quality Bond Trust	364,923,513	9,634,058	(3,998,178)	5,635,880
Money Market Trust	2,128,752,388	—	—	—
Opportunistic Fixed Income Trust	210,683,606	4,959,199	(8,661,480)	(3,702,281)
Select Bond Trust	8,125,814,324	255,003,768	(67,144,310)	187,859,458
Short Term Government Income Trust	182,489,759	2,959,538	(2,214,045)	745,493
Strategic Income Opportunities Trust	453,827,452	14,575,294	(7,106,108)	7,469,186
Total Bond Market Trust	778,345,962	40,260,587	(7,503,188)	32,757,399
Ultra Short Term Bond Trust	285,483,857	701,617	(1,596,080)	(894,463)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank
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for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $10.0 million to $10.2 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $43.8 million to $84.9 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $66.9 million to $84.8 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $51.3 million to $97.4 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $1.1 million to $1.2 million
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $5.5 million to $9.1 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $163.3 million to $173.8 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $71.1 million to $526.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an
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exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $372,000
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio. At June 30, 2021, there were no open purchased options contracts.	Up to $43,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $9,000 to $152,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $224,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $110,000 to $388,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $11.2 million to $14.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $27.7 million to $45.8 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
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Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as a buyer during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events.	Up to $4.7 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $48.6 million to $67.3 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as a seller during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $1.1 million to $1.3 million
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	From $8.0 million to $10.2 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $1.4 million to $28.1 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $34.5 million to $50.8 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(13,216)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$3,780	(2,850)
	Credit	Swap contracts, at value[2]	Credit default swaps	22,991	(31,419)
				$26,771	$(47,485)
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$57,522	$(746,127)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	177,309	(10,053)
	Interest rate	Unaffiliated investments, at value[3]	Purchased options	91,675	—
	Interest rate	Written options, at value	Written options	—	(96,399)
	Credit	Swap contracts, at value[2]	Credit default swaps	30,302	(1,107,744)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	928,908	—
				$1,285,716	$(1,960,323)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$302,219	$(369,567)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	703,152	(615,061)
	Credit	Swap contracts, at value[2]	Credit default swaps	856,204	(1,294,716)
	Interest rate	Swap contracts, at value	Total return swaps	26,636	(738,567)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,025,881	(433,684)
				$2,914,092	$(3,451,595)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$29,621	$(2,163,514)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	460,733	(298,890)
	Currency	Unaffiliated investments, at value[3]	Purchased options	52,389	—
	Currency	Written options, at value	Written options	—	(116,728)
				$542,743	$(2,579,132)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$703,152	$(615,061)
Swap contracts	1,722,933	(2,133,503)
Totals	$2,426,085	$(2,748,564)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$367,143	$(102,212)	$264,931	$264,931	—	—
Barclays Bank PLC	93,994	(100,289)	(6,295)	—	$6,295	—
Citibank, N.A.	124,700	(245,839)	(121,139)	—	89,000	$(32,139)
Goldman Sachs International	91,190	(584,862)	(493,672)	—	428,000	(65,672)
JPMorgan Chase Bank, N.A.	765,600	(530,362)	235,238	235,238	—	—
Morgan Stanley & Co. International PLC	983,458	(1,173,865)	(190,407)	—	—	(190,407)
State Street Bank and Trust Company	—	(11,135)	(11,135)	—	11,135	—
Totals	$2,426,085	$(2,748,564)	$(322,479)	$500,169	$534,430	$(288,218)
[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
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Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(106,006)	—	—	—	$(106,006)
	Currency	—	—	$(6,366)	—	—	(6,366)
	Credit	—	—	—	—	$118,739	118,739
	Total	—	$(106,006)	$(6,366)	—	$118,739	$6,367
Investment Quality Bond Trust	Interest rate	—	$2,004,732	—	—	$(91,770)	$1,912,962
	Currency	—	—	$202,305	—	—	202,305
	Credit	—	—	—	—	197,457	197,457
	Total	—	$2,004,732	$202,305	—	$105,687	$2,312,724
Opportunistic Fixed Income Trust	Interest rate	$(117,335)	$(764,848)	—	—	$881,154	$(1,029)
	Currency	—	—	$1,310,679	—	—	1,310,679
	Credit	—	—	—	—	348,696	348,696
	Total	$(117,335)	$(764,848)	$1,310,679	—	$1,229,850	$1,658,346
Strategic Income Opportunities Trust	Interest rate	—	$3,715,540	—	—	—	$3,715,540
	Currency	$(48,816)	—	$1,050,121	$270,618	—	1,271,923
	Total	$(48,816)	$3,715,540	$1,050,121	$270,618	—	$4,987,463

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(38,579)	—	—	—	$(38,579)
	Currency	—	—	$(11,944)	—	—	(11,944)
	Credit	—	—	—	—	$(50,023)	(50,023)
	Total	—	$(38,579)	$(11,944)	—	$(50,023)	$(100,546)
Investment Quality Bond Trust	Interest rate	$(205,940)	$(857,309)	—	$82,721	$531,950	$(448,578)
	Currency	—	—	$227,888	—	—	227,888
	Credit	—	—	—	—	(170,843)	(170,843)
	Total	$(205,940)	$(857,309)	$227,888	$82,721	$361,107	$(391,533)
Opportunistic Fixed Income Trust	Interest rate	$74,822	$6,663	—	—	$(10,383)	$71,102
	Currency	—	—	$135,295	—	—	135,295
	Credit	—	—	—	—	(443,959)	(443,959)
	Total	$74,822	$6,663	$135,295	—	$(454,342)	$(237,562)
Strategic Income Opportunities Trust	Interest rate	—	$(2,274,444)	—	—	—	$(2,274,444)
	Currency	$(7,497)	—	$51,193	$386,582	—	430,278
	Total	$(7,497)	$(2,274,444)	$51,193	$386,582	—	$(1,844,166)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
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5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Wells Capital Management, Incorporated
High Yield Trust	Western Asset Management Company LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing
64

Fees and transactions with affiliates, continued

costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2022, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
Effective May 1, 2021, the Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a yield of at least 0.00%. Prior to May 1, 2021, the voluntary reimbursement was set to attempt to achieve a yield of at least 0.01%. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,484	$6,465	$23,654	$31,603
Core Bond Trust	3,866	3,533	37,284	44,683
High Yield Trust	2,787	2,061	3,751	8,599
Investment Quality Bond Trust	5,962	3,354	2,227	11,543
Money Market Trust	3,112,148	263,894	706,316	4,082,358
Opportunistic Fixed Income Trust	4,709	8,662	15,746	29,117
Select Bond Trust	33,588	80,909	1,044,793	1,159,290
Short Term Government Income Trust	1,422	1,176	5,647	8,245
Strategic Income Opportunities Trust	14,202	1,720	3,864	19,786
Total Bond Market Trust	485,481	96,671	420,666	1,002,818
Ultra Short Term Bond Trust	4,630	87,644	11,933	104,207
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.06%
Opportunistic Fixed Income Trust	0.62%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.21%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
65

Fees and transactions with affiliates, continued

Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$8,512	$185,315	$193,827
Core Bond Trust	22,192	101,378	123,570
High Yield Trust	16,000	59,063	75,063
Investment Quality Bond Trust	34,215	96,269	130,484
Money Market Trust	426,506	116,716	543,222
Opportunistic Fixed Income Trust	7,871	72,109	79,980
Select Bond Trust	43,351	522,181	565,532
Short Term Government Income Trust	8,159	33,850	42,009
Strategic Income Opportunities Trust	81,509	49,180	130,689
Total Bond Market Trust	91,756	91,373	183,129
Ultra Short Term Bond Trust	3,377	318,871	322,248
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Active Bond Trust	Lender	$9,620,794	3	0.655%	$525
Investment Quality Bond Trust	Lender	12,800,000	2	0.662%	471
Opportunistic Fixed Income Trust	Lender	5,000,000	2	0.663%	184
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
Active Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	150,798	$1,541,438	377,811	$3,840,908
Distributions reinvested	—	—	104,161	1,058,278
Repurchased	(197,492)	(2,013,404)	(802,352)	(8,129,546)
Net decrease	(46,694)	$(471,966)	(320,380)	$(3,230,360)
Series II shares
Sold	940,401	$9,571,549	3,298,924	$33,951,838
Distributions reinvested	—	—	392,040	3,994,890
Repurchased	(1,100,816)	(11,230,970)	(3,489,948)	(35,089,999)
Net increase (decrease)	(160,415)	$(1,659,421)	201,016	$2,856,729
Series NAV shares
Sold	471,643	$4,811,259	2,374,872	$24,106,386
Distributions reinvested	—	—	1,635,935	16,637,458
Repurchased	(1,310,746)	(13,372,131)	(5,180,050)	(52,470,087)
Net decrease	(839,103)	$(8,560,872)	(1,169,243)	$(11,726,243)
Total net decrease	(1,046,212)	$(10,692,259)	(1,288,607)	$(12,099,874)
Core Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	266,837	$3,730,685	484,277	$6,839,341
Distributions reinvested	—	—	151,668	2,137,004
Repurchased	(482,402)	(6,729,351)	(960,187)	(13,426,171)
Net decrease	(215,565)	$(2,998,666)	(324,242)	$(4,449,826)
Series II shares
Sold	298,235	$4,142,846	923,227	$12,973,086
Distributions reinvested	—	—	126,519	1,780,118
Repurchased	(491,567)	(6,836,958)	(1,079,957)	(15,037,578)
Net decrease	(193,332)	$(2,694,112)	(30,211)	$(284,374)
66

Portfolio share transactions, continued

Core Bond Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,843,289	$39,532,268	5,352,084	$75,771,073
Distributions reinvested	—	—	1,433,171	20,093,057
Repurchased	(1,855,654)	(25,712,157)	(14,344,082)	(194,467,672)
Net increase (decrease)	987,635	$13,820,111	(7,558,827)	$(98,603,542)
Total net increase (decrease)	578,738	$8,127,333	(7,913,280)	$(103,337,742)
High Yield Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	476,283	$2,567,316	1,124,470	$5,613,642
Distributions reinvested	—	—	770,368	3,851,840
Repurchased	(828,511)	(4,431,439)	(2,379,389)	(12,036,465)
Net decrease	(352,228)	$(1,864,123)	(484,551)	$(2,570,983)
Series II shares
Sold	1,176,096	$6,537,801	993,567	$5,156,969
Distributions reinvested	—	—	511,298	2,622,957
Repurchased	(654,708)	(3,595,067)	(2,334,900)	(12,126,379)
Net increase (decrease)	521,388	$2,942,734	(830,035)	$(4,346,453)
Series NAV shares
Sold	2,618,953	$13,837,037	3,036,613	$14,769,315
Distributions reinvested	—	—	1,031,917	5,066,715
Repurchased	(1,641,484)	(8,625,090)	(4,274,403)	(21,555,690)
Net increase (decrease)	977,469	$5,211,947	(205,873)	$(1,719,660)
Total net increase (decrease)	1,146,629	$6,290,558	(1,520,459)	$(8,637,096)
Investment Quality Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	625,998	$7,436,823	1,444,120	$17,484,546
Distributions reinvested	—	—	264,036	3,163,148
Repurchased	(803,803)	(9,602,025)	(2,236,762)	(26,125,785)
Net decrease	(177,805)	$(2,165,202)	(528,606)	$(5,478,091)
Series II shares
Sold	522,157	$6,234,348	1,240,005	$14,914,036
Distributions reinvested	—	—	135,600	1,625,848
Repurchased	(670,639)	(8,013,024)	(1,490,545)	(17,469,317)
Net decrease	(148,482)	$(1,778,676)	(114,940)	$(929,433)
Series NAV shares
Sold	1,285,814	$15,343,521	1,060,742	$12,533,806
Distributions reinvested	—	—	90,690	1,081,930
Repurchased	(135,137)	(1,618,268)	(1,175,521)	(13,945,204)
Net increase (decrease)	1,150,677	$13,725,253	(24,089)	$(329,468)
Total net increase (decrease)	824,390	$9,781,375	(667,635)	$(6,736,992)
Money Market Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	80,985,312	$80,985,312	913,281,032	$913,281,032
Distributions reinvested	58,159	58,159	4,603,713	4,603,713
Repurchased	(328,377,051)	(328,377,051)	(502,746,109)	(502,746,109)
Net increase (decrease)	(247,333,580)	$(247,333,580)	415,138,636	$415,138,636
Series II shares
Sold	2,127,914	$2,127,914	1,357,271	$1,357,273
Distributions reinvested	3,157	3,157	280,623	280,622
Repurchased	(14,059,895)	(14,059,895)	(21,886,914)	(21,886,914)
Net decrease	(11,928,824)	$(11,928,824)	(20,249,020)	$(20,249,019)
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Portfolio share transactions, continued

Money Market Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	184,792,665	$184,792,665	346,735,235	$346,735,235
Distributions reinvested	14,714	14,714	1,363,842	1,363,842
Repurchased	(199,055,867)	(199,055,867)	(270,734,541)	(270,734,541)
Net increase (decrease)	(14,248,488)	$(14,248,488)	77,364,536	$77,364,536
Total net increase (decrease)	(273,510,892)	$(273,510,892)	472,254,152	$472,254,153
Opportunistic Fixed Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,631	$2,061,795	180,426	$2,320,461
Distributions reinvested	—	—	90,762	1,186,256
Repurchased	(168,188)	(2,250,837)	(387,972)	(5,012,361)
Net decrease	(14,557)	$(189,042)	(116,784)	$(1,505,644)
Series II shares
Sold	292,462	$3,823,994	541,474	$7,135,933
Distributions reinvested	—	—	163,005	2,097,869
Repurchased	(322,469)	(4,236,129)	(1,226,900)	(15,106,497)
Net decrease	(30,007)	$(412,135)	(522,421)	$(5,872,695)
Series NAV shares
Sold	1,305,664	$17,362,642	1,389,078	$18,244,137
Distributions reinvested	—	—	301,814	3,929,619
Repurchased	(251,921)	(3,361,089)	(2,478,638)	(31,050,688)
Net increase (decrease)	1,053,743	$14,001,553	(787,746)	$(8,876,932)
Total net increase (decrease)	1,009,179	$13,400,376	(1,426,951)	$(16,255,271)
Select Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	847,989	$12,096,234	1,837,289	$26,888,465
Distributions reinvested	—	—	353,421	5,078,662
Repurchased	(688,799)	(9,882,019)	(2,672,067)	(37,636,685)
Net increase (decrease)	159,190	$2,214,215	(481,357)	$(5,669,558)
Series II shares
Sold	2,838,087	$40,640,042	21,572,760	$309,340,365
Distributions reinvested	—	—	821,481	11,829,321
Repurchased	(3,354,544)	(48,183,444)	(23,161,295)	(332,138,240)
Net decrease	(516,457)	$(7,543,402)	(767,054)	$(10,968,554)
Series NAV shares
Sold	30,567,252	$440,320,376	38,729,754	$563,616,117
Distributions reinvested	—	—	14,743,503	211,716,697
Repurchased	(9,922,596)	(142,128,331)	(117,881,934)	(1,638,492,092)
Net increase (decrease)	20,644,656	$298,192,045	(64,408,677)	$(863,159,278)
Total net increase (decrease)	20,287,389	$292,862,858	(65,657,088)	$(879,797,390)
Short Term Government Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	272,998	$3,345,712	891,254	$11,053,867
Distributions reinvested	—	—	47,820	586,755
Repurchased	(348,758)	(4,271,171)	(1,196,993)	(14,761,294)
Net decrease	(75,760)	$(925,459)	(257,919)	$(3,120,672)
Series II shares
Sold	570,798	$6,998,622	2,060,581	$25,499,697
Distributions reinvested	—	—	37,388	459,125
Repurchased	(1,152,471)	(14,104,866)	(1,611,679)	(19,982,613)
Net increase (decrease)	(581,673)	$(7,106,244)	486,290	$5,976,209
68

Portfolio share transactions, continued

Short Term Government Income Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,066,335	$13,046,718	2,452,147	$30,378,810
Distributions reinvested	—	—	186,321	2,286,164
Repurchased	(1,121,569)	(13,746,103)	(1,852,254)	(22,927,906)
Net increase (decrease)	(55,234)	$(699,385)	786,214	$9,737,068
Total net increase (decrease)	(712,667)	$(8,731,088)	1,014,585	$12,592,605
Strategic Income Opportunities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	988,343	$14,348,349	1,246,259	$17,242,252
Distributions reinvested	—	—	385,734	5,373,280
Repurchased	(2,062,406)	(29,995,958)	(5,248,378)	(70,202,164)
Net decrease	(1,074,063)	$(15,647,609)	(3,616,385)	$(47,586,632)
Series II shares
Sold	435,247	$6,337,110	326,428	$4,549,357
Distributions reinvested	—	—	36,497	509,859
Repurchased	(83,652)	(1,218,392)	(442,161)	(5,901,876)
Net increase (decrease)	351,595	$5,118,718	(79,236)	$(842,660)
Series NAV shares
Sold	300,580	$4,344,003	451,481	$6,245,267
Distributions reinvested	—	—	100,844	1,399,714
Repurchased	(49,228)	(711,428)	(413,451)	(5,554,616)
Net increase	251,352	$3,632,575	138,874	$2,090,365
Total net decrease	(471,116)	$(6,896,316)	(3,556,747)	$(46,338,927)
Total Bond Market Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,359,487	$14,594,185	10,439,481	$113,757,910
Distributions reinvested	—	—	846,667	9,152,472
Repurchased	(3,907,626)	(41,593,394)	(5,510,706)	(59,795,492)
Net increase (decrease)	(2,548,139)	$(26,999,209)	5,775,442	$63,114,890
Series II shares
Sold	681,100	$7,257,501	4,117,759	$44,648,520
Distributions reinvested	—	—	151,099	1,636,397
Repurchased	(1,781,941)	(18,956,576)	(2,398,056)	(25,986,110)
Net increase (decrease)	(1,100,841)	$(11,699,075)	1,870,802	$20,298,807
Series NAV shares
Sold	1,874,925	$19,890,769	8,502,670	$92,540,560
Distributions reinvested	—	—	651,448	7,042,157
Repurchased	(1,838,509)	(19,598,103)	(5,037,829)	(54,353,963)
Net increase	36,416	$292,666	4,116,289	$45,228,754
Total net increase (decrease)	(3,612,564)	$(38,405,618)	11,762,533	$128,642,451
Ultra Short Term Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	276,633	$3,170,551	1,094,958	$12,620,460
Distributions reinvested	—	—	21,925	251,265
Repurchased	(429,709)	(4,925,093)	(873,030)	(10,117,045)
Net increase (decrease)	(153,076)	$(1,754,542)	243,853	$2,754,680
Series II shares
Sold	7,178,230	$82,217,942	12,634,587	$145,807,629
Distributions reinvested	—	—	394,546	4,521,502
Repurchased	(8,719,006)	(99,861,526)	(11,082,158)	(127,761,657)
Net increase (decrease)	(1,540,776)	$(17,643,584)	1,946,975	$22,567,474
69

Portfolio share transactions, continued

Ultra Short Term Bond Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	372,327	$4,268,396	892,871	$10,288,662
Distributions reinvested	—	—	58,439	669,716
Repurchased	(187,195)	(2,146,525)	(634,001)	(7,331,244)
Net increase	185,132	$2,121,871	317,309	$3,627,134
Total net increase (decrease)	(1,508,720)	$(17,276,255)	2,508,137	$28,949,288
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 90.73% and 99.89% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.92% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 79.58% and 99.62% of Series II and Series NAV shares, respectively, on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$151,685,338	$222,383,669	$122,666,398	$251,470,243
Core Bond Trust	1,157,996,556	488,138,319	1,099,895,569	551,066,802
High Yield Trust	—	92,330,541	—	82,452,979
Investment Quality Bond Trust	31,400,362	65,251,523	15,236,595	62,751,305
Opportunistic Fixed Income Trust	1,995,428	151,586,253	1,308,639	136,978,842
Select Bond Trust	4,252,552,589	2,534,361,235	3,984,650,676	2,430,861,910
Short Term Government Income Trust	—	31,023,002	11,323,431	26,274,006
Strategic Income Opportunities Trust	2,989,726	201,799,822	12,484,141	190,243,156
Total Bond Market Trust	13,845,391	112,831,095	20,500,000	156,502,705
Ultra Short Term Bond Trust	—	59,809,138	—	124,793,090
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	340,971	$2,498,620	$38,198,622	$(37,285,509)	$(571)	$113	$7,347	—	$3,411,275
Core Bond Trust
John Hancock Collateral Trust*	163,840	$2,343,146	$35,276,524	$(35,980,225)	$(498)	$202	$4,409	—	$1,639,149
High Yield Trust
John Hancock Collateral Trust*	345,094	$3,208,593	$11,970,914	$(11,726,357)	$(742)	$124	$11,807	—	$3,452,532
Investment Quality Bond Trust
John Hancock Collateral Trust*	61,096	$1,125,357	$2,679,848	$(3,193,820)	$(249)	$106	$3,706	—	$611,242
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	—	$56,869	$233,349	$(290,176)	$(47)	$5	$189	—	—
Select Bond Trust
John Hancock Collateral Trust*	1,341,364	$13,200,540	$256,656,415	$(256,432,495)	$(5,451)	$799	—	—	$13,419,808
Short Term Government Income Trust
John Hancock Collateral Trust*	—	—	$5,049,001	$(5,049,001)	—	—	$1,443	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	341,886	$2,919,409	$17,820,083	$(17,318,572)	$(581)	$96	$1,805	—	$3,420,435
Total Bond Market Trust
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Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	397,568	$2,699,062	$15,890,294	$(14,611,268)	$(686)	$110	$5,004	—	$3,977,512
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	—	$104,000	$39,848,120	$(39,951,249)	$(871)	—	$7,946	—	—
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	58.6%
Select Bond Trust	91.9%
10.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Active Bond Trust	$-	$5,320,364
11.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	3,369
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$3,535
[1]	Less than 0.05%.
12.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
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13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each
Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into

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John Hancock Variable Insurance Trust
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account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Core Bond Trust (Wells Capital Management, Incorporated)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and ten-year periods and equaled the benchmark index for the five-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the period group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
77

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
High Yield Trust (Western Asset Management Company, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten- periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
78

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the ten-year period relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are equal to the peer group median.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the ten-year period relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
79

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-and ten-year periods and underperformed the peer group median for the three- and five-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the benchmark index and to the peer group median for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
80

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
81

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust, Ultra Short Term Bond Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Manulife Investment Management (US) LLC, Wells Capital Management, Incorporated, Western Asset Management Company LLC, Western Asset Management Company Limited, Wellington Management Company LLP (the Subadvisors) execute the day-to-day investment management and security level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

82

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
83

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHTBSA	6/30
8/21
1115017:0621

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	7
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	8
Managed Volatility Conservative Portfolio	9

2

John Hancock Variable Insurance Trust
Sector weightings

Managed Volatility Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.0
Equity	68.2
Large Blend	31.0
U.S. Large Cap	17.2
Emerging-Market Equity	7.0
U.S. Mid Cap	6.0
U.S. Small Cap	4.0
International Equity	3.0
Fixed income	28.8
Intermediate Bond	28.8
Unaffiliated investment companies	2.1
Equity	2.1
U.S. Government Agency	0.1
Short-term investments and other	0.8
Managed Volatility Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	48.2
Large Blend	22.0
U.S. Large Cap	13.7
Emerging-Market Equity	4.3
U.S. Mid Cap	3.7
U.S. Small Cap	2.8
International Equity	1.7
Fixed income	49.2
Intermediate Bond	49.2
Unaffiliated investment companies	1.7
Equity	1.7
U.S. Government Agency	0.1
Short-term investments and other	0.8
Managed Volatility Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	38.1
Large Blend	18.1
U.S. Large Cap	12.0
Emerging-Market Equity	2.7
U.S. Mid Cap	2.6
U.S. Small Cap	1.8
International Equity	0.9
Fixed income	59.3
Intermediate Bond	59.3
Unaffiliated investment companies	1.7
Equity	1.7
U.S. Government Agency	0.2
Short-term investments and other	0.7
Managed Volatility Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.5
Equity	19.1
Large Blend	9.0
U.S. Large Cap	6.5
Emerging-Market Equity	1.3
U.S. Mid Cap	1.3
U.S. Small Cap	1.0
Fixed income	79.4
Intermediate Bond	79.4
Unaffiliated investment companies	0.8
Equity	0.8
U.S. Government Agency	0.2
Short-term investments and other	0.5

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,091.40	$0.78	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,090.20	1.81	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,091.30	0.52	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,069.50	$0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,068.30	1.79	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,070.10	0.51	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,055.90	$0.71	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,055.60	1.73	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,055.90	0.46	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,023.20	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,021.70	1.75	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,023.20	0.50	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 68.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,141,085	$368,546,905
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,170,369	364,238,204
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,814,929	418,459,994
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,687,778	505,662,862
Mid Cap Stock, Series NAV, JHVIT (Wellington)	4,558,759	131,748,138
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,621,855	140,392,003
Multifactor Developed International ETF, JHETF (DFA)	6,662,886	224,805,774
Multifactor Emerging Markets ETF, JHETF (DFA)	4,897,104	155,166,699
Multifactor Mid Cap ETF, JHETF (DFA)	3,280,957	170,084,811
Multifactor Small Cap ETF, JHETF (DFA)	4,514,404	157,462,412
Small Cap Growth, Class NAV, JHF II (Redwood)	2,194,767	58,468,606
Small Cap Value, Series NAV, JHVIT (Wellington)	4,860,331	85,687,637
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	97,776,274	2,322,186,513
		5,102,910,558
Fixed income - 28.8%
Bond, Class NAV, JHSB (MIM US) (B)	33,422,017	551,129,060
Core Bond, Series NAV, JHVIT (Wells Capital)	13,793,187	192,001,163
Select Bond, Series NAV, JHVIT (MIM US) (B)	97,943,062	1,414,297,819
		2,157,428,042
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,769,117,277)		$7,260,338,600
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity 500 Index Fund	720,089	107,718,168
Fidelity International Index Fund	1,023,202	50,730,373
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $138,991,651)		$158,448,541
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.076%, (3 month LIBOR - 0.100%), 01/25/2022 (C)	$7,500,000	7,499,328
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,500,357)		$7,499,328
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
PSP Capital, Inc. 0.040%, 08/20/2021 *	$3,100,000	$3,099,649
Salt River Project Agricultural Improvement & Power District 0.070%, 08/17/2021 *	2,000,000	1,999,755
The Toronto-Dominion Bank 0.030%, 08/02/2021 *	1,500,000	1,499,876
Yale University 0.060%, 08/17/2021 *	5,000,000	4,999,467
		11,598,747
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	3,000,000	2,999,933
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	12,557,809	12,557,809
TOTAL SHORT-TERM INVESTMENTS (Cost $27,157,004)		$27,156,489
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,942,766,289) - 99.6%		$7,453,442,958
Other assets and liabilities, net - 0.4%		32,238,840
TOTAL NET ASSETS - 100.0%		$7,485,681,798
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	272	Long	Sep 2021	$41,473,967	$40,341,000	$(1,132,967)
Euro STOXX 50 Index Futures	844	Long	Sep 2021	41,249,163	40,586,353	(662,810)
FTSE 100 Index Futures	135	Long	Sep 2021	13,239,294	13,035,769	(203,525)
Japanese Yen Currency Futures	193	Long	Sep 2021	22,058,196	21,729,388	(328,808)
MSCI Emerging Markets Index Futures	866	Long	Sep 2021	59,460,054	59,095,840	(364,214)
Nikkei 225 Index Futures	84	Long	Sep 2021	21,905,953	21,745,713	(160,240)
Pound Sterling Currency Futures	151	Long	Sep 2021	13,390,729	13,028,469	(362,260)
Russell 2000 E-Mini Index Futures	162	Long	Sep 2021	18,879,520	18,693,180	(186,340)
S&P 500 Index E-Mini Futures	1,184	Long	Sep 2021	250,710,722	253,885,120	3,174,398
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	174	Long	Sep 2021	$47,742,577	$46,847,760	$(894,817)
						$(1,121,583)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 48.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,267,112	$238,442,180
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,185,768	175,840,280
Equity Income, Series NAV, JHVIT (T. Rowe Price)	16,923,520	274,330,259
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,938,303	297,775,057
Mid Cap Stock, Series NAV, JHVIT (Wellington)	2,032,674	58,744,292
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,401,884	65,254,761
Multifactor Developed International ETF, JHETF (DFA)	3,035,462	102,416,488
Multifactor Emerging Markets ETF, JHETF (DFA)	2,376,571	75,302,603
Multifactor Mid Cap ETF, JHETF (DFA)	1,871,244	97,005,289
Multifactor Small Cap ETF, JHETF (DFA)	2,150,173	74,998,034
Small Cap Growth, Class NAV, JHF II (Redwood)	1,237,518	32,967,468
Small Cap Value, Series NAV, JHVIT (Wellington)	3,148,326	55,504,996
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	54,795,317	1,301,388,774
		2,849,970,481
Fixed income - 49.2%
Bond, Class NAV, JHSB (MIM US) (B)	45,209,020	745,496,739
Core Bond, Series NAV, JHVIT (Wells Capital)	18,623,008	259,232,272
Select Bond, Series NAV, JHVIT (MIM US) (B)	131,758,119	1,902,587,232
		2,907,316,243
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,831,239,838)		$5,757,286,724
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	656,357	98,184,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $81,975,623)		$98,184,423
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.076%, (3 month LIBOR - 0.100%), 01/25/2022 (C)	$7,500,000	7,499,328
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,500,275)		$7,499,328
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
Lime Funding LLC 0.140%, 07/08/2021 *	$1,000,000	$999,982
Salt River Project Agricultural Improvement & Power District
0.060%, 08/04/2021 *	3,000,000	2,999,685
0.070%, 08/17/2021 *	3,000,000	2,999,633
Swedbank 0.030%, 07/08/2021 *	1,500,000	1,499,973
Yale University 0.060%, 08/17/2021 *	2,000,000	1,999,787
		10,499,060
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	4,000,000	3,999,910
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	7,488,304	7,488,304
TOTAL SHORT-TERM INVESTMENTS (Cost $21,987,643)		$21,987,274
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,942,703,379) - 99.6%		$5,884,957,749
Other assets and liabilities, net - 0.4%		22,318,360
TOTAL NET ASSETS - 100.0%		$5,907,276,109
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	156	Long	Sep 2021	$23,711,013	$23,136,750	$(574,263)
Euro STOXX 50 Index Futures	478	Long	Sep 2021	23,338,995	22,986,110	(352,885)
FTSE 100 Index Futures	75	Long	Sep 2021	7,337,416	7,242,094	(95,322)
Japanese Yen Currency Futures	107	Long	Sep 2021	12,217,544	12,046,863	(170,681)
MSCI Emerging Markets Index Futures	457	Long	Sep 2021	31,250,563	31,185,680	(64,883)
Nikkei 225 Index Futures	46	Long	Sep 2021	11,958,020	11,908,367	(49,653)
Pound Sterling Currency Futures	84	Long	Sep 2021	7,426,831	7,247,625	(179,206)
Russell 2000 E-Mini Index Futures	93	Long	Sep 2021	10,797,877	10,731,270	(66,607)
S&P 500 Index E-Mini Futures	749	Long	Sep 2021	158,428,871	160,608,070	2,179,199
S&P Mid 400 Index E-Mini Futures	102	Long	Sep 2021	27,842,645	27,462,480	(380,165)
						$245,534

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 38.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,295,222	$58,634,711
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,043,314	32,120,900
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,354,808	70,591,438
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	944,862	71,440,979
Mid Cap Stock, Series NAV, JHVIT (Wellington)	555,552	16,055,445
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,361,962	16,452,507
Multifactor Developed International ETF, JHETF (DFA)	445,412	15,028,201
Multifactor Emerging Markets ETF, JHETF (DFA)	436,914	13,843,795
Multifactor Mid Cap ETF, JHETF (DFA)	241,876	12,538,852
Multifactor Small Cap ETF, JHETF (DFA)	293,689	10,243,872
Small Cap Growth, Class NAV, JHF II (Redwood)	288,762	7,692,629
Small Cap Value, Series NAV, JHVIT (Wellington)	655,356	11,553,931
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,739,862	302,571,734
		638,768,994
Fixed income - 59.3%
Bond, Class NAV, JHSB (MIM US) (B)	15,439,348	254,594,851
Core Bond, Series NAV, JHVIT (Wells Capital)	6,361,070	88,546,092
Select Bond, Series NAV, JHVIT (MIM US) (B)	45,040,726	650,388,079
		993,529,022
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,409,216,463)		$1,632,298,016
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	191,853	28,699,335
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,349,735)		$28,699,335
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.080%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$3,000,000	$3,000,023
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,000,450)		$3,000,023
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
The University of Chicago 0.030%, 07/15/2021 *	1,000,000	999,976
Yale University 0.060%, 08/17/2021 *	1,900,000	1,899,797
		2,899,773
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	1,000,000	999,978
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,076,613	2,076,613
TOTAL SHORT-TERM INVESTMENTS (Cost $5,976,446)		$5,976,364
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,441,543,094) - 99.7%		$1,669,973,738
Other assets and liabilities, net - 0.3%		5,431,084
TOTAL NET ASSETS - 100.0%		$1,675,404,822
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	35	Long	Sep 2021	$5,317,022	$5,190,938	$(126,084)
Euro STOXX 50 Index Futures	107	Long	Sep 2021	5,223,702	5,145,426	(78,276)
FTSE 100 Index Futures	16	Long	Sep 2021	1,564,574	1,544,980	(19,594)
Japanese Yen Currency Futures	23	Long	Sep 2021	2,625,601	2,589,513	(36,088)
MSCI Emerging Markets Index Futures	91	Long	Sep 2021	6,222,983	6,209,840	(13,143)
Nikkei 225 Index Futures	10	Long	Sep 2021	2,603,089	2,588,775	(14,314)
Pound Sterling Currency Futures	18	Long	Sep 2021	1,591,096	1,553,063	(38,033)
Russell 2000 E-Mini Index Futures	20	Long	Sep 2021	2,321,490	2,307,800	(13,690)
S&P 500 Index E-Mini Futures	185	Long	Sep 2021	39,123,359	39,669,550	546,191
S&P Mid 400 Index E-Mini Futures	22	Long	Sep 2021	6,001,211	5,923,280	(77,931)
						$129,038

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.5%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	407,069	$18,428,030
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	573,782	9,019,853
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,373,589	22,265,886
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	267,972	20,261,392
Multifactor Developed International ETF, JHETF (DFA)	12,290	414,665
Multifactor Emerging Markets ETF, JHETF (DFA)	119,556	3,788,180
Multifactor Mid Cap ETF, JHETF (DFA)	229,398	11,891,992
Multifactor Small Cap ETF, JHETF (DFA)	260,033	9,069,951
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,546,254	84,223,534
		179,363,483
Fixed income - 79.4%
Bond, Class NAV, JHSB (MIM US) (B)	11,604,800	191,363,149
Core Bond, Series NAV, JHVIT (Wells Capital)	4,765,720	66,338,822
Select Bond, Series NAV, JHVIT (MIM US) (B)	33,759,838	487,492,061
		745,194,032
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $835,868,200)		$924,557,515
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	52,410	7,840,077
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,365,171)		$7,840,077
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.080%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$2,000,000	$2,000,015
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,000,300)		$2,000,015
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.2%
The University of California 0.040%, 08/17/2021 *	2,000,000	1,999,862
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	646,660	646,660
TOTAL SHORT-TERM INVESTMENTS (Cost $2,646,556)		$2,646,522
Total Investments (Managed Volatility Conservative Portfolio) (Cost $846,880,227) - 99.8%		$937,044,129
Other assets and liabilities, net - 0.2%		2,001,687
TOTAL NET ASSETS - 100.0%		$939,045,816
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	7	Long	Sep 2021	$1,057,494	$1,038,188	$(19,306)
Euro STOXX 50 Index Futures	23	Long	Sep 2021	1,122,143	1,106,026	(16,117)
FTSE 100 Index Futures	3	Long	Sep 2021	292,676	289,684	(2,992)
Japanese Yen Currency Futures	4	Long	Sep 2021	456,391	450,350	(6,041)
MSCI Emerging Markets Index Futures	20	Long	Sep 2021	1,364,835	1,364,800	(35)
Nikkei 225 Index Futures	2	Long	Sep 2021	521,570	517,755	(3,815)
Pound Sterling Currency Futures	3	Long	Sep 2021	264,325	258,844	(5,481)
Russell 2000 E-Mini Index Futures	4	Long	Sep 2021	463,056	461,560	(1,496)
S&P 500 Index E-Mini Futures	45	Long	Sep 2021	9,508,701	9,649,350	140,649
S&P Mid 400 Index E-Mini Futures	6	Long	Sep 2021	1,628,630	1,615,440	(13,190)
						$72,176

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$193,104,358	$127,671,025	$37,675,722	$12,486,614
Affiliated investments, at value	7,260,338,600	5,757,286,724	1,632,298,016	924,557,515
Total investments, at value	7,453,442,958	5,884,957,749	1,669,973,738	937,044,129
Foreign currency, at value	6,755,973	4,214,721	871,729	216,102
Collateral held at broker for futures contracts	27,250,000	19,000,000	4,720,000	1,870,000
Dividends and interest receivable	1,517,073	1,936,820	655,322	488,126
Receivable for fund shares sold	—	—	54,269	76,226
Receivable for investments sold	3,447,272	3,902,835	185,960	1,286,187
Other assets	155,384	122,309	37,366	23,304
Total assets	7,492,568,660	5,914,134,434	1,676,498,384	941,004,074
Liabilities
Payable for futures variation margin	700,909	351,364	66,019	10,769
Due to custodian	—	—	377	1,400
Payable for investments purchased	2,145,697	2,374,967	640,413	482,904
Payable for fund shares repurchased	3,382,921	3,672,076	226,519	1,353,583
Payable to affiliates
Accounting and legal services fees	318,932	244,459	69,444	39,365
Other liabilities and accrued expenses	338,403	215,459	90,790	70,237
Total liabilities	6,886,862	6,858,325	1,093,562	1,958,258
Net assets	$7,485,681,798	$5,907,276,109	$1,675,404,822	$939,045,816
Net assets consist of
Paid-in capital	$6,413,997,532	$5,187,311,827	$1,498,043,287	$882,571,276
Total distributable earnings (loss)	1,071,684,266	719,964,282	177,361,535	56,474,540
Net assets	$7,485,681,798	$5,907,276,109	$1,675,404,822	$939,045,816
Unaffiliated investments, at cost	$173,649,012	$111,463,541	$32,326,631	$11,012,027
Affiliated investments, at cost	$5,769,117,277	$4,831,239,838	$1,409,216,463	$835,868,200
Foreign currency, at cost	$6,857,541	$4,293,980	$888,247	$220,216
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$610,677,356	$490,694,493	$204,385,677	$153,048,281
Shares outstanding	46,518,824	39,361,730	16,925,033	12,875,453
Net asset value, offering price and redemption price per share	$13.13	$12.47	$12.08	$11.89
Series II
Net assets	$5,816,040,440	$4,153,218,983	$1,331,697,996	$723,879,461
Shares outstanding	445,331,544	336,054,443	111,297,861	61,479,026
Net asset value, offering price and redemption price per share	$13.06	$12.36	$11.97	$11.77
Series NAV
Net assets	$1,058,964,002	$1,263,362,633	$139,321,149	$62,118,074
Shares outstanding	80,506,476	100,995,298	11,520,201	5,210,093
Net asset value, offering price and redemption price per share	$13.15	$12.51	$12.09	$11.92
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$14,393,030	$14,358,684	$4,369,989	$3,125,595
Dividends from unaffiliated investments	417,339	288,994	84,451	24,668
Interest	21,283	16,097	5,245	3,003
Total investment income	14,831,652	14,663,775	4,459,685	3,153,266
Expenses
Investment management fees	6,709,799	5,109,185	1,377,771	801,023
Distribution and service fees	7,445,664	5,364,931	1,733,897	974,505
Accounting and legal services fees	485,741	387,013	109,903	62,127
Trustees' fees	72,404	59,030	16,973	9,857
Custodian fees	17,884	17,152	17,123	17,366
Printing and postage	49,080	43,187	16,467	12,296
Professional fees	81,751	70,578	30,866	24,401
Other	111,306	86,537	28,622	16,760
Total expenses	14,973,629	11,137,613	3,331,622	1,918,335
Less expense reductions	(3,918,950)	(2,953,122)	(804,587)	(467,295)
Net expenses	11,054,679	8,184,491	2,527,035	1,451,040
Net investment income	3,776,973	6,479,284	1,932,650	1,702,226
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,794,666	4,154,695	1,350,656	480,341
Affiliated investments	218,483,476	146,707,680	39,784,589	16,050,741
Futures contracts	(5,362,767)	35,465,633	11,704,921	3,772,483
	214,915,375	186,328,008	52,840,166	20,303,565
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,930,991	6,883,854	2,010,134	456,350
Affiliated investments	406,192,134	201,456,020	35,396,476	(1,228,747)
Futures contracts	(7,377,152)	(5,426,464)	(1,213,973)	(367,779)
	411,745,973	202,913,410	36,192,637	(1,140,176)
Net realized and unrealized gain (loss)	626,661,348	389,241,418	89,032,803	19,163,389
Increase in net assets from operations	$630,438,321	$395,720,702	$90,965,453	$20,865,615
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$3,776,973	$114,041,111	$6,479,284	$117,870,020	$1,932,650	$36,583,564
Net realized gain (loss)	214,915,375	(602,778,222)	186,328,008	(364,942,505)	52,840,166	(91,822,127)
Change in net unrealized appreciation (depreciation)	411,745,973	283,548,062	202,913,410	301,405,870	36,192,637	98,618,295
Increase (decrease) in net assets resulting from operations	630,438,321	(205,189,049)	395,720,702	54,333,385	90,965,453	43,379,732
Distributions to shareholders
From earnings
Series I	—	(42,879,993)	—	(37,912,138)	—	(15,203,973)
Series II	—	(458,312,536)	—	(321,920,292)	—	(97,917,019)
Series NAV	—	(60,339,840)	—	(91,761,085)	—	(9,895,427)
Total distributions	—	(561,532,369)	—	(451,593,515)	—	(123,016,419)
From portfolio share transactions
Portfolio share transactions	(694,848,759)	(592,255,161)	(491,259,876)	(373,811,019)	(141,499,602)	(117,606,330)
Issued in reorganization	348,985,371	—	—	—	—	—
Total from portfolio share transactions	(345,863,388)	(592,255,161)	(491,259,876)	(373,811,019)	(141,499,602)	(117,606,330)
Total increase (decrease)	284,574,933	(1,358,976,579)	(95,539,174)	(771,071,149)	(50,534,149)	(197,243,017)
Net assets
Beginning of period	7,201,106,865	8,560,083,444	6,002,815,283	6,773,886,432	1,725,938,971	1,923,181,988
End of period	$7,485,681,798	$7,201,106,865	$5,907,276,109	$6,002,815,283	$1,675,404,822	$1,725,938,971
	Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$1,702,226	$24,959,928
Net realized gain (loss)	20,303,565	(46,843,130)
Change in net unrealized appreciation (depreciation)	(1,140,176)	51,671,293
Increase (decrease) in net assets resulting from operations	20,865,615	29,788,091
Distributions to shareholders
From earnings
Series I	—	(6,678,632)
Series II	—	(33,603,380)
Series NAV	—	(2,588,280)
Total distributions	—	(42,870,292)
From portfolio share transactions
Portfolio share transactions	(88,134,134)	(90,955,045)
Issued in reorganization	—	—
Total from portfolio share transactions	(88,134,134)	(90,955,045)
Total increase (decrease)	(67,268,519)	(104,037,246)
Net assets
Beginning of period	1,006,314,335	1,110,351,581
End of period	$939,045,816	$1,006,314,335
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2021[5]	12.03	0.02	1.08	1.10	—	—	—	13.13	9.14[6]	0.26[7]	0.15[7]	0.27[7]	611	5[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22	0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34	0.12	0.10	1.72	676	26
Series II
06-30-2021[5]	11.98	—[9]	1.08	1.08	—	—	—	13.06	9.02[6]	0.46[7]	0.35[7]	0.05[7]	5,816	5[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19	0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15	0.32	0.30	1.49	8,177	26
Series NAV
06-30-2021[5]	12.05	0.02	1.08	1.10	—	—	—	13.15	9.13[6]	0.21[7]	0.10[7]	0.34[7]	1,059	5[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24	0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38	0.07	0.05	1.81	677	26
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity. 9. Less than $0.005 per share.
Managed Volatility Balanced Portfolio
Series I
06-30-2021[5]	11.66	0.02	0.79	0.81	—	—	—	12.47	6.95[6]	0.25[7]	0.15[7]	0.35[7]	491	4
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24	0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79	0.12	0.09	1.97	629	17
Series II
06-30-2021[5]	11.57	0.01	0.78	0.79	—	—	—	12.36	6.83[6]	0.45[7]	0.35[7]	0.15[7]	4,153	4
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21	0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61	0.32	0.29	1.75	6,054	17
Series NAV
06-30-2021[5]	11.69	0.02	0.80	0.82	—	—	—	12.51	7.01[6]	0.20[7]	0.10[7]	0.40[7]	1,263	4
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25	0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92	0.07	0.04	2.06	1,183	17
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2021[5]	11.44	0.02	0.62	0.64	—	—	—	12.08	5.59[6]	0.24[7]	0.14[7]	0.39[7]	204	4
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25	0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29	0.12	0.09	2.07	259	13
Series II
06-30-2021[5]	11.34	0.01	0.62	0.63	—	—	—	11.97	5.56[6]	0.44[7]	0.34[7]	0.18[7]	1,332	4
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22	0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12	0.32	0.29	1.83	1,966	13
Series NAV
06-30-2021[5]	11.45	0.03	0.61	0.64	—	—	—	12.09	5.59[6]	0.19[7]	0.09[7]	0.44[7]	139	4
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26	0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25	0.07	0.04	2.15	116	13
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2021[5]	11.62	0.03	0.24	0.27	—	—	—	11.89	2.32[6]	0.25[7]	0.15[7]	0.51[7]	153	2
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27	0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
Series II
06-30-2021[5]	11.52	0.02	0.23	0.25	—	—	—	11.77	2.17[6]	0.45[7]	0.35[7]	0.31[7]	724	2
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24	0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
Series NAV
06-30-2021[5]	11.65	0.03	0.24	0.27	—	—	—	11.92	2.32[6]	0.20[7]	0.10[7]	0.56[7]	62	2
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28	0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
On April 23, 2021, Managed Volatility Aggressive Portfolio merged into Managed Volatility Growth Portfolio. This was a tax free merger.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
16

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,260,338,600	$7,260,338,600	—	—
Unaffiliated investment companies	158,448,541	158,448,541	—	—
U.S. Government and Agency obligations	7,499,328	—	$7,499,328	—
Short-term investments	27,156,489	12,557,809	14,598,680	—
Total investments in securities	$7,453,442,958	$7,431,344,950	$22,098,008	—
Derivatives:
Assets
Futures	$3,174,398	$3,174,398	—	—
Liabilities
Futures	(4,295,981)	(4,295,981)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,757,286,724	$5,757,286,724	—	—
Unaffiliated investment companies	98,184,423	98,184,423	—	—
U.S. Government and Agency obligations	7,499,328	—	$7,499,328	—
Short-term investments	21,987,274	7,488,304	14,498,970	—
Total investments in securities	$5,884,957,749	$5,862,959,451	$21,998,298	—
Derivatives:
Assets
Futures	$2,179,199	$2,179,199	—	—
Liabilities
Futures	(1,933,665)	(1,933,665)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,632,298,016	$1,632,298,016	—	—
Unaffiliated investment companies	28,699,335	28,699,335	—	—
U.S. Government and Agency obligations	3,000,023	—	$3,000,023	—
Short-term investments	5,976,364	2,076,613	3,899,751	—
Total investments in securities	$1,669,973,738	$1,663,073,964	$6,899,774	—
Derivatives:
Assets
Futures	$546,191	$546,191	—	—
Liabilities
Futures	(417,153)	(417,153)	—	—

17

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$924,557,515	$924,557,515	—	—
Unaffiliated investment companies	7,840,077	7,840,077	—	—
U.S. Government and Agency obligations	2,000,015	—	$2,000,015	—
Short-term investments	2,646,522	646,660	1,999,862	—
Total investments in securities	$937,044,129	$933,044,252	$3,999,877	—
Derivatives:
Assets
Futures	$140,649	$140,649	—	—
Liabilities
Futures	(68,473)	(68,473)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$22,179
Managed Volatility Balanced Portfolio	18,491
Managed Volatility Moderate Portfolio	7,328
Managed Volatility Conservative Portfolio	5,422
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18

Significant accounting policies, continued

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Growth Portfolio	$439,194,280	$125,903,723
Managed Volatility Balanced Portfolio	260,787,255	76,673,901
Managed Volatility Moderate Portfolio	60,373,826	21,740,924
Managed Volatility Conservative Portfolio	29,053,111	16,205,216
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$6,042,853,949	$1,410,590,554	$(1,123,128)	$1,409,467,426
Managed Volatility Balanced Portfolio	5,027,189,567	858,015,042	(1,326)	858,013,716
Managed Volatility Moderate Portfolio	1,467,324,720	202,778,566	(510)	202,778,056
Managed Volatility Conservative Portfolio	858,888,584	78,228,039	(318)	78,227,721
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
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Derivative instruments, continued

Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$86.2 million to $529.0 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$314.6 million to $349.1 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$72.7 million to $101.0 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$16.8 million to $28.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(1,824,035)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$3,174,398	(2,471,946)
				$3,174,398	$(4,295,981)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(924,150)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,179,199	(1,009,515)
				$2,179,199	$(1,933,665)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(200,205)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$546,191	(216,948)
				$546,191	$(417,153)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(30,828)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$140,649	(37,645)
				$140,649	$(68,473)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$1,299,489
	Equity	(6,662,256)
	Total	$(5,362,767)
Managed Volatility Balanced Portfolio	Currency	$548,177
	Equity	34,917,456
	Total	$35,465,633
Managed Volatility Moderate Portfolio	Currency	$(96,192)
	Equity	11,801,113
	Total	$11,704,921
Managed Volatility Conservative Portfolio	Currency	$(41,877)
	Equity	3,814,360
	Total	$3,772,483
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,031,813)
	Equity	(5,345,339)
	Total	$(7,377,152)
20

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Balanced Portfolio	Currency	$(1,400,428)
	Equity	(4,026,036)
	Total	$(5,426,464)
Managed Volatility Moderate Portfolio	Currency	$(299,653)
	Equity	(914,320)
	Total	$(1,213,973)
Managed Volatility Conservative Portfolio	Currency	$(56,330)
	Equity	(311,449)
	Total	$(367,779)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. Prior to April 30, 2021, the Advisor contractually agreed to reduce its management fee and/or make payment to the portfolios in an amount equal to the amount by which “Other expenses” of the portfolios exceed 0.00% of the average daily net assets of each portfolio. “Other expenses” means all of the expenses of the portfolios, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense limitation agreement expired on April 30, 2021.
The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$304,013	$3,148,519	$466,418	$3,918,950
Managed Volatility Balanced Portfolio	244,180	2,095,252	613,690	2,953,122
Managed Volatility Moderate Portfolio	97,302	642,657	64,628	804,587
Managed Volatility Conservative Portfolio	73,125	364,908	29,262	467,295
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
21

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.08%
Managed Volatility Balanced Portfolio	0.07%
Managed Volatility Moderate Portfolio	0.07%
Managed Volatility Conservative Portfolio	0.07%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$141,847	$7,303,817	$7,445,664
Managed Volatility Balanced Portfolio	122,304	5,242,627	5,364,931
Managed Volatility Moderate Portfolio	50,987	1,682,910	1,733,897
Managed Volatility Conservative Portfolio	37,664	936,841	974,505
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	805,880	$10,361,618	751,837	$9,112,977
Issued in reorganization (Note 9)	3,852,981	49,740,247	—	—
Distributions reinvested	—	—	3,737,245	42,879,993
Repurchased	(3,486,466)	(43,858,290)	(6,364,253)	(76,880,544)
Net increase (decrease)	1,172,395	$16,243,575	(1,875,171)	$(24,887,574)
Series II shares
Sold	—	—	280,592	$3,250,936
Issued in reorganization (Note 9)	4,486,392	$57,641,045	—	—
Distributions reinvested	—	—	40,224,840	458,312,536
Repurchased	(50,551,362)	(636,045,852)	(87,101,027)	(1,054,091,709)
Net decrease	(46,064,970)	$(578,404,807)	(46,595,595)	$(592,528,237)
Series NAV shares
Sold	495,590	$6,325,400	1,183,423	$14,080,731
Issued in reorganization (Note 9)	18,679,577	241,604,079	—	—
Distributions reinvested	—	—	5,248,195	60,339,840
Repurchased	(2,497,622)	(31,631,635)	(4,072,673)	(49,259,921)
Net increase	16,677,545	$216,297,844	2,358,945	$25,160,650
Total net decrease	(28,215,030)	$(345,863,388)	(46,111,821)	$(592,255,161)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	114,062	$1,375,627	259,740	$2,987,816
Distributions reinvested	—	—	3,362,749	37,912,138
Repurchased	(3,433,268)	(41,257,316)	(5,722,420)	(66,457,834)
Net decrease	(3,319,206)	$(39,881,689)	(2,099,931)	$(25,557,880)
22

Portfolio share transactions, continued

Managed Volatility Balanced Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	7,258	$85,718	—	—
Distributions reinvested	—	—	28,825,582	$321,920,292
Repurchased	(34,641,232)	(414,128,574)	(60,178,564)	(699,755,865)
Net decrease	(34,633,974)	$(414,042,856)	(31,352,982)	$(377,835,573)
Series NAV shares
Sold	353,464	$4,236,901	469,378	$5,587,926
Distributions reinvested	—	—	8,107,681	91,761,085
Repurchased	(3,444,490)	(41,572,232)	(5,786,057)	(67,766,577)
Net increase (decrease)	(3,091,026)	$(37,335,331)	2,791,002	$29,582,434
Total net decrease	(41,044,206)	$(491,259,876)	(30,661,911)	$(373,811,019)
Managed Volatility Moderate Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	257,506	$3,014,802	578,999	$6,707,558
Distributions reinvested	—	—	1,364,133	15,203,973
Repurchased	(1,561,920)	(18,252,341)	(3,346,067)	(38,069,656)
Net decrease	(1,304,414)	$(15,237,539)	(1,402,935)	$(16,158,125)
Series II shares
Sold	145,449	$1,663,329	207,390	$2,261,393
Distributions reinvested	—	—	8,867,532	97,917,019
Repurchased	(10,403,418)	(121,100,295)	(18,422,012)	(208,844,582)
Net decrease	(10,257,969)	$(119,436,966)	(9,347,090)	$(108,666,170)
Series NAV shares
Sold	280,276	$3,290,339	501,846	$5,695,282
Distributions reinvested	—	—	886,180	9,895,427
Repurchased	(869,971)	(10,115,436)	(731,279)	(8,372,744)
Net increase (decrease)	(589,695)	$(6,825,097)	656,747	$7,217,965
Total net decrease	(12,152,078)	$(141,499,602)	(10,093,278)	$(117,606,330)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	515,966	$6,026,897	1,373,715	$15,916,373
Distributions reinvested	—	—	578,759	6,678,632
Repurchased	(864,061)	(10,098,242)	(2,816,339)	(32,393,462)
Net decrease	(348,095)	$(4,071,345)	(863,865)	$(9,798,457)
Series II shares
Sold	182,259	$2,115,988	1,608,725	$18,277,388
Distributions reinvested	—	—	2,937,722	33,603,380
Repurchased	(7,589,047)	(87,843,194)	(11,877,146)	(136,298,742)
Net decrease	(7,406,788)	$(85,727,206)	(7,330,699)	$(84,417,974)
Series NAV shares
Sold	362,163	$4,230,379	496,360	$5,765,396
Distributions reinvested	—	—	223,584	2,588,280
Repurchased	(220,187)	(2,565,962)	(436,453)	(5,092,290)
Net increase	141,976	$1,664,417	283,491	$3,261,386
Total net decrease	(7,612,907)	$(88,134,134)	(7,911,073)	$(90,955,045)
Affiliates of the Trust owned 100% of shares of the portfolios on June 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$343,013,396	$1,043,821,649
Managed Volatility Balanced Portfolio	245,067,044	709,665,705
Managed Volatility Moderate Portfolio	64,806,131	194,817,239
Managed Volatility Conservative Portfolio	19,432,015	100,825,642
23

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Equity Income Trust	25.2%
	Strategic Equity Allocation Trust	24.9%
	Mid Value Trust	20.9%
	Core Bond Trust	18.6%
	Select Bond Trust	17.6%
	Emerging Markets Equity Fund	16.2%
	Small Cap Value Trust	15.2%
	Blue Chip Growth Trust	15.0%
	Mid Cap Stock Trust	13.5%
	Small Cap Growth Fund	8.4%
	Fundamental Large Cap Core Fund	8.3%
Managed Volatility Balanced Portfolio
	Core Bond Trust	25.0%
	Select Bond Trust	23.7%
	Equity Income Trust	16.5%
	Strategic Equity Allocation Trust	14.0%
	Small Cap Value Trust	9.9%
	Mid Value Trust	9.7%
	Blue Chip Growth Trust	9.7%
	Emerging Markets Equity Fund	7.8%
	Mid Cap Stock Trust	6.0%
Managed Volatility Moderate Portfolio
	Core Bond Trust	8.6%
	Select Bond Trust	8.1%
Managed Volatility Conservative Portfolio
	Core Bond Trust	6.4%
	Select Bond Trust	6.1%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	8,141,085	$344,827,830	$38,804,483	$(60,142,267)	$9,188,264	$35,868,595	—	—	$368,546,905
Bond	33,422,017	514,317,333	64,747,701	(18,148,137)	1,359,771	(11,147,608)	$8,157,317	—	551,129,060
Core Bond	13,793,187	179,232,257	20,514,988	(4,589,511)	232,652	(3,389,223)	—	—	192,001,163
Emerging Markets Equity	23,170,369	357,317,257	30,050,210	(53,840,329)	17,696,944	13,014,122	—	—	364,238,204
Equity Income	25,814,929	346,851,677	40,029,850	(38,365,568)	1,018,904	68,925,131	—	—	418,459,994
Fundamental Large Cap Core	6,687,778	455,639,051	41,579,609	(89,075,581)	20,959,628	76,560,155	—	—	505,662,862
Mid Cap Stock	4,558,759	130,122,015	10,367,972	(21,774,741)	7,254,463	5,778,429	—	—	131,748,138
Mid Value	11,621,855	133,072,442	5,888,617	(25,957,226)	1,684,310	25,703,860	—	—	140,392,003
Multifactor Developed International ETF	6,662,886	223,570,716	9,568,435	(29,401,464)	6,224,577	14,843,510	3,775,227	—	224,805,774
Multifactor Emerging Markets ETF	4,897,104	152,609,186	7,064,608	(19,172,267)	4,784,547	9,880,625	1,196,460	—	155,166,699
Multifactor Large Cap ETF	—	215,170,584	542	(225,123,537)	63,425,038	(53,472,627)	—	—	—
24

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Mid Cap ETF	3,280,957	$163,704,741	$5,464,233	$(25,711,551)	$7,840,843	$18,786,545	$498,067	—	$170,084,811
Multifactor Small Cap ETF	4,514,404	151,375,502	4,833,638	(21,694,003)	4,984,496	17,962,779	765,959	—	157,462,412
Select Bond	97,943,062	1,318,958,454	146,429,561	(38,920,622)	2,521,799	(14,691,373)	—	—	1,414,297,819
Small Cap Growth	2,194,767	56,028,528	1,876,940	(9,473,239)	1,963,267	8,073,110	—	—	58,468,606
Small Cap Value	4,860,331	76,257,185	8,137,075	(16,216,771)	(1,937,130)	19,447,278	—	—	85,687,637
Strategic Equity Allocation	97,776,274	2,262,230,619	87,934,325	(327,559,900)	69,281,103	230,300,366	—	—	2,322,186,513
					$218,483,476	$462,443,674*	$14,393,030	—	$7,260,338,600
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,267,112	$244,860,729	$14,845,391	$(49,527,760)	$7,312,702	$20,951,118	—	—	$238,442,180
Bond	45,209,020	746,505,054	34,197,721	(20,786,038)	1,556,790	(15,976,788)	$11,408,208	—	745,496,739
Core Bond	18,623,008	258,812,225	9,612,904	(4,548,559)	(36,864)	(4,607,434)	—	—	259,232,272
Emerging Markets Equity	11,185,768	183,595,560	13,741,905	(34,453,815)	11,387,115	1,569,515	—	—	175,840,280
Equity Income	16,923,520	244,494,276	17,855,905	(33,432,534)	(1,034,467)	46,447,079	—	—	274,330,259
Fundamental Large Cap Core	3,938,303	286,586,286	16,347,362	(59,591,795)	13,661,337	40,771,867	—	—	297,775,057
Mid Cap Stock	2,032,674	63,168,332	2,931,515	(12,515,662)	4,705,029	455,078	—	—	58,744,292
Mid Value	5,401,884	64,442,311	1,139,045	(12,497,190)	927,586	11,243,009	—	—	65,254,761
Multifactor Developed International ETF	3,035,462	108,379,177	696,251	(15,561,799)	3,278,637	5,624,222	1,717,291	—	102,416,488
Multifactor Emerging Markets ETF	2,376,571	78,926,753	1,428,947	(11,628,124)	2,904,161	3,670,866	584,636	—	75,302,603
Multifactor Large Cap ETF	—	130,841,907	495	(136,816,140)	39,739,631	(33,765,893)	—	—	—
Multifactor Mid Cap ETF	1,871,244	99,427,006	379,740	(17,044,921)	5,022,015	9,221,449	283,729	—	97,005,289
Multifactor Small Cap ETF	2,150,173	76,628,967	637,087	(12,425,375)	2,838,375	7,318,980	364,820	—	74,998,034
Select Bond	131,758,119	1,898,131,139	63,956,288	(40,883,870)	1,512,060	(20,128,385)	—	—	1,902,587,232
Small Cap Growth	1,237,518	33,766,015	381,476	(6,605,925)	2,065,336	3,360,566	—	—	32,967,468
Small Cap Value	3,148,326	51,422,434	4,292,379	(11,287,422)	(434,321)	11,511,926	—	—	55,504,996
Strategic Equity Allocation	54,795,317	1,351,829,731	702,320	(216,234,680)	51,302,558	113,788,845	—	—	1,301,388,774
					$146,707,680	$201,456,020	$14,358,684	—	$5,757,286,724
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,295,222	$62,879,020	$5,430,841	$(16,709,016)	$2,403,360	$4,630,506	—	—	$58,634,711
Bond	15,439,348	260,488,386	8,751,928	(9,645,098)	736,725	(5,737,090)	$3,923,457	—	254,594,851
Core Bond	6,361,070	90,110,484	2,636,149	(2,588,666)	(57,671)	(1,554,204)	—	—	88,546,092
Emerging Markets Equity	2,043,314	33,770,614	4,550,380	(8,585,026)	2,903,001	(518,069)	—	—	32,120,900
Equity Income	4,354,808	62,653,757	3,806,541	(7,509,014)	161	11,639,993	—	—	70,591,438
Fundamental Large Cap Core	944,862	68,994,145	5,037,954	(15,677,029)	3,595,874	9,490,035	—	—	71,440,979
Mid Cap Stock	555,552	16,887,423	986,346	(3,212,299)	1,235,163	158,812	—	—	16,055,445
Mid Value	1,361,962	17,201,567	73,803	(4,030,675)	252,201	2,955,611	—	—	16,452,507
Multifactor Developed International ETF	445,412	16,193,552	38,324	(2,529,317)	541,208	784,434	253,230	—	15,028,201
25

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	436,914	$14,625,784	$352,821	$(2,356,593)	$589,960	$631,823	$106,747	—	$13,843,795
Multifactor Large Cap ETF	—	32,612,602	—	(34,121,898)	10,333,725	(8,824,429)	—	—	—
Multifactor Mid Cap ETF	241,876	12,962,782	55,930	(2,331,363)	703,166	1,148,337	36,725	—	12,538,852
Multifactor Small Cap ETF	293,689	10,665,142	119,093	(1,947,527)	444,793	962,371	49,830	—	10,243,872
Select Bond	45,040,726	663,003,003	15,166,711	(21,290,265)	881,809	(7,373,179)	—	—	650,388,079
Small Cap Growth	288,762	7,964,232	291,986	(1,843,686)	587,058	693,039	—	—	7,692,629
Small Cap Value	655,356	11,212,994	477,351	(2,515,550)	(24,968)	2,404,104	—	—	11,553,931
Strategic Equity Allocation	12,739,862	316,195,187	1,242,965	(53,429,824)	14,659,024	23,904,382	—	—	302,571,734
					$39,784,589	$35,396,476	$4,369,989	—	$1,632,298,016
Managed Volatility Conservative Portfolio
Blue Chip Growth	407,069	$20,647,348	$2,146,990	$(6,615,683)	$1,606,014	$643,361	—	—	$18,428,030
Bond	11,604,800	204,462,129	3,883,195	(13,050,202)	992,995	(4,924,968)	$3,009,828	—	191,363,149
Core Bond	4,765,720	70,821,213	360,173	(3,574,584)	(28,511)	(1,239,469)	—	—	66,338,822
Emerging Markets Equity	573,782	9,805,081	1,701,833	(3,191,161)	1,239,418	(535,318)	—	—	9,019,853
Equity Income	1,373,589	20,685,340	1,540,741	(3,631,281)	(6,006)	3,677,092	—	—	22,265,886
Fundamental Large Cap Core	267,972	20,218,591	1,748,350	(5,477,565)	2,297,629	1,474,387	—	—	20,261,392
Multifactor Developed International ETF	12,290	458,476	4,043	(85,269)	18,449	18,966	6,987	—	414,665
Multifactor Emerging Markets ETF	119,556	4,115,506	242,010	(912,930)	210,688	132,906	29,404	—	3,788,180
Multifactor Large Cap ETF	—	9,038,161	199	(9,446,958)	2,954,596	(2,545,998)	—	—	—
Multifactor Mid Cap ETF	229,398	12,862,274	302,443	(3,076,267)	923,078	880,464	35,016	—	11,891,992
Multifactor Small Cap ETF	260,033	9,634,844	398,226	(2,240,280)	516,443	760,718	44,360	—	9,069,951
Select Bond	33,759,838	520,319,852	1,773,325	(29,412,384)	1,067,391	(6,256,123)	—	—	487,492,061
Strategic Equity Allocation	3,546,254	90,828,236	1,001,474	(18,549,968)	4,258,557	6,685,235	—	—	84,223,534
					$16,050,741	$(1,228,747)	$3,125,595	—	$924,557,515
*	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
9.  Reorganization
On April 6, 2021, the shareholders of Managed Volatility Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Managed Volatility Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor and the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
26

Reorganization, continued

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Managed Volatility Growth Portfolio	Managed Volatility Aggressive Portfolio	$348,985,371	$56,251,540	32,140,529	27,018,950	$7,295,547,690	$7,644,533,061
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganization.
10.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
27

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Managed Volatility Aggressive Portfolio held a Special Meeting of Shareholders on April 6, 2021. The following proposal was considered by the shareholders:
Proposal:  Approval of Agreement and Plan of Reorganization providing for the reorganization of Managed Volatility Aggressive Portfolio into Managed Volatility Growth Portfolio.
PROPOSAL PASSED ON APRIL 6, 2021.
	SHARES VOTED	% OF SHARES VOTED	% OF OUTSTANDING SHARES
For	31,708,517.935	94.729%	94.729%
Against	448,834.196	1.341%	1.340%
Abstain	1,315,679.611	3.930%	3.930%
28

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
29

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;

30

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the

31

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
33

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
34

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Managed Volatility Aggressive Portfolio (merged into Managed Volatility Growth Portfolio effective April 23, 2021), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

35

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
36

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHTLSA	6/30
8/21
1115018:0621

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)        1.Main Portfolio of Investments

2.Bond Portfolio of Investments

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 10.9%
Diversified telecommunication services – 1.2%
AT&T, Inc.	1,476,336	$42,488,950
Lumen Technologies, Inc.	208,597	2,834,833
Verizon Communications, Inc.	858,032	48,075,533
		93,399,316
Entertainment – 1.9%
Activision Blizzard, Inc.	160,872	15,353,624
Electronic Arts, Inc.	60,072	8,640,156
Live Nation Entertainment, Inc. (A)	30,014	2,628,926
Netflix, Inc. (A)	91,957	48,572,607
Take-Two Interactive Software, Inc. (A)	24,146	4,274,325
The Walt Disney Company (A)	376,832	66,235,761
		145,705,399
Interactive media and services – 6.3%
Alphabet, Inc., Class A (A)	62,420	152,416,532
Alphabet, Inc., Class C (A)	59,205	148,386,676
Facebook, Inc., Class A (A)	499,325	173,620,296
Twitter, Inc. (A)	164,632	11,328,328
		485,751,832
Media – 1.3%
Charter Communications, Inc., Class A (A)	29,378	21,194,758
Comcast Corp., Class A	946,901	53,992,295
Discovery, Inc., Series A (A)(B)	33,828	1,037,843
Discovery, Inc., Series C (A)	60,255	1,746,190
DISH Network Corp., Class A (A)	52,099	2,177,738
Fox Corp., Class A	68,021	2,525,620
Fox Corp., Class B	33,080	1,164,416
News Corp., Class A	82,154	2,117,109
News Corp., Class B	25,708	625,990
Omnicom Group, Inc.	45,376	3,629,626
The Interpublic Group of Companies, Inc.	82,343	2,675,324
ViacomCBS, Inc., Class B	117,803	5,324,696
		98,211,605
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	121,506	17,597,714
		840,665,866
Consumer discretionary – 12.0%
Auto components – 0.2%
Aptiv PLC (A)	55,969	8,805,603
BorgWarner, Inc.	47,404	2,300,990
		11,106,593
Automobiles – 1.8%
Ford Motor Company (A)	810,845	12,049,157
General Motors Company (A)	262,151	15,511,475
Tesla, Inc. (A)	159,392	108,338,742
		135,899,374
Distributors – 0.1%
Genuine Parts Company	30,465	3,852,909
LKQ Corp. (A)	59,119	2,909,837
Pool Corp.	8,463	3,881,640
		10,644,386
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	8,521	18,644,715
Caesars Entertainment, Inc. (A)	43,249	4,487,084
Carnival Corp. (A)	165,435	4,360,867
Chipotle Mexican Grill, Inc. (A)	5,813	9,012,126
Darden Restaurants, Inc.	27,470	4,010,345
Domino's Pizza, Inc.	7,732	3,606,901
Expedia Group, Inc. (A)	28,658	4,691,601
Hilton Worldwide Holdings, Inc. (A)	57,320	6,913,938
Las Vegas Sands Corp. (A)	67,110	3,536,026
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A (A)	55,166	$7,531,262
McDonald's Corp.	155,101	35,826,780
MGM Resorts International	86,461	3,687,562
Norwegian Cruise Line Holdings, Ltd. (A)	75,206	2,211,808
Penn National Gaming, Inc. (A)	30,865	2,360,864
Royal Caribbean Cruises, Ltd. (A)	45,409	3,872,480
Starbucks Corp.	244,224	27,306,685
Wynn Resorts, Ltd. (A)	21,994	2,689,866
Yum! Brands, Inc.	62,442	7,182,703
		151,933,613
Household durables – 0.4%
D.R. Horton, Inc.	68,073	6,151,757
Garmin, Ltd.	31,500	4,556,160
Leggett & Platt, Inc.	27,959	1,448,556
Lennar Corp., A Shares	55,918	5,555,453
Mohawk Industries, Inc. (A)	12,629	2,427,168
Newell Brands, Inc.	79,746	2,190,623
NVR, Inc. (A)	735	3,655,376
PulteGroup, Inc.	56,633	3,090,463
Whirlpool Corp.	13,155	2,868,053
		31,943,609
Internet and direct marketing retail – 4.1%
Amazon.com, Inc. (A)	88,852	305,665,096
eBay, Inc.	132,594	9,309,425
Etsy, Inc. (A)	26,198	5,392,596
		320,367,117
Leisure products – 0.0%
Hasbro, Inc.	26,911	2,543,628
Multiline retail – 0.5%
Dollar General Corp.	50,979	11,031,346
Dollar Tree, Inc. (A)	48,896	4,865,152
Target Corp.	104,195	25,188,099
		41,084,597
Specialty retail – 2.2%
Advance Auto Parts, Inc.	13,797	2,830,317
AutoZone, Inc. (A)	4,588	6,846,305
Best Buy Company, Inc.	47,394	5,449,362
CarMax, Inc. (A)	32,853	4,242,965
L Brands, Inc.	49,295	3,552,198
Lowe's Companies, Inc.	151,293	29,346,303
O'Reilly Automotive, Inc. (A)	14,530	8,227,031
Ross Stores, Inc.	73,944	9,169,056
The Gap, Inc.	43,392	1,460,141
The Home Depot, Inc.	223,381	71,233,967
The TJX Companies, Inc.	249,656	16,831,808
Tractor Supply Company	24,544	4,566,657
Ulta Beauty, Inc. (A)	11,894	4,112,588
		167,868,698
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	73,524	1,372,693
NIKE, Inc., Class B	263,591	40,722,174
PVH Corp. (A)	14,980	1,611,698
Ralph Lauren Corp.	10,171	1,198,246
Tapestry, Inc. (A)	58,336	2,536,449
Under Armour, Inc., Class A (A)	39,815	842,087
Under Armour, Inc., Class C (A)	41,065	762,577
VF Corp.	65,973	5,412,425
		54,458,349
		927,849,964
Consumer staples – 5.7%
Beverages – 1.4%
Brown-Forman Corp., Class B	38,545	2,888,562

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	35,482	$8,298,885
Molson Coors Beverage Company, Class B (A)	39,713	2,132,191
Monster Beverage Corp. (A)	76,518	6,989,919
PepsiCo, Inc.	286,324	42,424,627
The Coca-Cola Company	805,444	43,582,575
		106,316,759
Food and staples retailing – 1.3%
Costco Wholesale Corp.	91,846	36,340,707
Sysco Corp.	105,637	8,213,277
The Kroger Company	160,095	6,133,239
Walgreens Boots Alliance, Inc.	148,678	7,821,950
Walmart, Inc.	287,090	40,485,432
		98,994,605
Food products – 0.9%
Archer-Daniels-Midland Company	114,706	6,951,184
Campbell Soup Company	42,753	1,949,109
Conagra Brands, Inc.	99,512	3,620,247
General Mills, Inc.	126,813	7,726,716
Hormel Foods Corp.	59,256	2,829,474
Kellogg Company	53,588	3,447,316
Lamb Weston Holdings, Inc.	30,687	2,475,213
McCormick & Company, Inc.	52,348	4,623,375
Mondelez International, Inc., Class A	293,175	18,305,847
The Hershey Company	30,266	5,271,732
The J.M. Smucker Company	22,403	2,902,757
The Kraft Heinz Company	133,071	5,426,635
Tyson Foods, Inc., Class A	60,152	4,436,812
		69,966,417
Household products – 1.3%
Church & Dwight Company, Inc.	49,678	4,233,559
Colgate-Palmolive Company	175,659	14,289,860
Kimberly-Clark Corp.	70,812	9,473,229
The Clorox Company	26,017	4,680,718
The Procter & Gamble Company	511,221	68,979,050
		101,656,416
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,854	15,221,400
Tobacco – 0.6%
Altria Group, Inc.	386,804	18,442,815
Philip Morris International, Inc.	321,906	31,904,104
		50,346,919
		442,502,516
Energy – 2.8%
Energy equipment and services – 0.3%
Baker Hughes Company	153,365	3,507,458
Halliburton Company	185,514	4,289,084
NOV, Inc. (A)	81,997	1,256,194
Schlumberger NV	287,462	9,201,659
		18,254,395
Oil, gas and consumable fuels – 2.5%
APA Corp.	79,711	1,724,149
Cabot Oil & Gas Corp.	84,171	1,469,626
Chevron Corp.	400,967	41,997,284
ConocoPhillips	282,672	17,214,725
Devon Energy Corp.	122,048	3,562,581
Diamondback Energy, Inc.	37,272	3,499,468
EOG Resources, Inc.	120,497	10,054,270
Exxon Mobil Corp.	880,280	55,528,062
Hess Corp.	55,437	4,840,759
Kinder Morgan, Inc.	402,209	7,332,270
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	166,711	$2,270,604
Marathon Petroleum Corp.	134,300	8,114,406
Occidental Petroleum Corp.	176,783	5,528,004
ONEOK, Inc.	89,644	4,987,792
Phillips 66	90,294	7,749,031
Pioneer Natural Resources Company	42,463	6,901,087
The Williams Companies, Inc.	250,317	6,645,916
Valero Energy Corp.	83,463	6,516,791
		195,936,825
		214,191,220
Financials – 11.0%
Banks – 4.2%
Bank of America Corp.	1,575,766	64,968,832
Citigroup, Inc.	433,233	30,651,235
Citizens Financial Group, Inc.	86,473	3,966,517
Comerica, Inc.	29,362	2,094,685
Fifth Third Bancorp	145,653	5,568,314
First Republic Bank	36,347	6,803,068
Huntington Bancshares, Inc.	214,834	3,065,681
JPMorgan Chase & Co.	633,220	98,491,039
KeyCorp	197,883	4,086,284
M&T Bank Corp.	27,090	3,936,448
People's United Financial, Inc.	89,701	1,537,475
Regions Financial Corp.	192,883	3,892,379
SVB Financial Group (A)	10,931	6,082,336
The PNC Financial Services Group, Inc.	88,019	16,790,504
Truist Financial Corp.	279,836	15,530,898
U.S. Bancorp	285,014	16,237,248
Wells Fargo & Company	859,895	38,944,645
Zions Bancorp NA	34,628	1,830,436
		324,478,024
Capital markets – 3.0%
Ameriprise Financial, Inc.	24,564	6,113,488
BlackRock, Inc.	29,584	25,885,112
Cboe Global Markets, Inc.	22,967	2,734,221
CME Group, Inc.	74,746	15,896,979
Franklin Resources, Inc.	56,488	1,807,051
Intercontinental Exchange, Inc.	116,886	13,874,368
Invesco, Ltd.	79,512	2,125,356
MarketAxess Holdings, Inc.	7,788	3,610,439
Moody's Corp.	33,592	12,172,733
Morgan Stanley	311,352	28,547,865
MSCI, Inc.	17,229	9,184,435
Nasdaq, Inc.	24,281	4,268,600
Northern Trust Corp.	43,945	5,080,921
Raymond James Financial, Inc.	25,779	3,348,692
S&P Global, Inc.	50,115	20,569,702
State Street Corp.	72,595	5,973,117
T. Rowe Price Group, Inc.	47,073	9,319,042
The Bank of New York Mellon Corp.	168,904	8,652,952
The Charles Schwab Corp.	310,276	22,591,196
The Goldman Sachs Group, Inc.	71,647	27,192,186
		228,948,455
Consumer finance – 0.6%
American Express Company	135,738	22,427,990
Capital One Financial Corp.	95,047	14,702,820
Discover Financial Services	63,208	7,476,874
Synchrony Financial	110,714	5,371,843
		49,979,527
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	395,716	109,977,391
Insurance – 1.8%
Aflac, Inc.	132,092	7,088,057

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	178,533	$8,498,171
Aon PLC, Class A	46,673	11,143,645
Arthur J. Gallagher & Company	40,441	5,664,975
Assurant, Inc.	11,085	1,731,255
Chubb, Ltd.	93,942	14,931,141
Cincinnati Financial Corp.	31,591	3,684,142
Everest Re Group, Ltd.	8,441	2,127,216
Globe Life, Inc.	19,308	1,839,087
Lincoln National Corp.	38,361	2,410,605
Loews Corp.	47,418	2,591,394
Marsh & McLennan Companies, Inc.	105,568	14,851,306
MetLife, Inc.	155,891	9,330,076
Principal Financial Group, Inc.	50,440	3,187,304
Prudential Financial, Inc.	81,754	8,377,332
The Allstate Corp.	63,254	8,250,852
The Hartford Financial Services Group, Inc.	71,995	4,461,530
The Progressive Corp.	121,880	11,969,835
The Travelers Companies, Inc.	52,525	7,863,518
Unum Group	42,987	1,220,831
W.R. Berkley Corp.	29,696	2,210,273
Willis Towers Watson PLC	26,600	6,118,532
		139,551,077
		852,934,474
Health care – 12.7%
Biotechnology – 1.7%
AbbVie, Inc.	367,530	41,398,579
Alexion Pharmaceuticals, Inc. (A)	45,465	8,352,375
Amgen, Inc.	119,871	29,218,556
Biogen, Inc. (A)	31,224	10,811,934
Gilead Sciences, Inc.	261,008	17,973,011
Incyte Corp. (A)	39,257	3,302,691
Regeneron Pharmaceuticals, Inc. (A)	21,811	12,182,316
Vertex Pharmaceuticals, Inc. (A)	54,128	10,913,829
		134,153,291
Health care equipment and supplies – 3.5%
Abbott Laboratories	367,222	42,572,046
ABIOMED, Inc. (A)	9,513	2,969,102
Align Technology, Inc. (A)	14,890	9,097,790
Baxter International, Inc.	104,277	8,394,299
Becton, Dickinson and Company	60,362	14,679,435
Boston Scientific Corp. (A)	292,552	12,509,524
Danaher Corp.	131,642	35,327,447
Dentsply Sirona, Inc.	46,141	2,918,880
DexCom, Inc. (A)	19,851	8,476,377
Edwards Lifesciences Corp. (A)	129,668	13,429,715
Hologic, Inc. (A)	52,931	3,531,556
IDEXX Laboratories, Inc. (A)	17,685	11,168,962
Intuitive Surgical, Inc. (A)	24,473	22,506,350
Medtronic PLC	280,237	34,785,819
ResMed, Inc.	29,984	7,391,656
STERIS PLC	17,961	3,705,354
Stryker Corp.	68,049	17,674,367
Teleflex, Inc.	9,823	3,946,783
The Cooper Companies, Inc.	9,999	3,962,304
West Pharmaceutical Services, Inc.	15,594	5,599,805
Zimmer Biomet Holdings, Inc.	42,853	6,891,619
		271,539,190
Health care providers and services – 2.6%
AmerisourceBergen Corp.	31,039	3,553,655
Anthem, Inc.	50,822	19,403,840
Cardinal Health, Inc.	61,757	3,525,707
Centene Corp. (A)	120,248	8,769,687
Cigna Corp.	73,047	17,317,252
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
CVS Health Corp.	272,382	$22,727,554
DaVita, Inc. (A)	14,743	1,775,499
HCA Healthcare, Inc.	54,879	11,345,684
Henry Schein, Inc. (A)	30,149	2,236,754
Humana, Inc.	26,732	11,834,791
Laboratory Corp. of America Holdings (A)	19,927	5,496,863
McKesson Corp.	33,385	6,384,547
Quest Diagnostics, Inc.	28,362	3,742,933
UnitedHealth Group, Inc.	196,238	78,581,545
Universal Health Services, Inc., Class B	16,409	2,402,770
		199,099,081
Health care technology – 0.1%
Cerner Corp.	64,490	5,040,538
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	63,653	9,408,550
Bio-Rad Laboratories, Inc., Class A (A)	4,517	2,910,258
Charles River Laboratories International, Inc. (A)	10,631	3,932,620
Illumina, Inc. (A)	30,376	14,374,227
IQVIA Holdings, Inc. (A)	39,650	9,607,988
Mettler-Toledo International, Inc. (A)	4,753	6,584,521
PerkinElmer, Inc.	23,613	3,646,083
Thermo Fisher Scientific, Inc.	81,729	41,229,829
Waters Corp. (A)	13,077	4,519,542
		96,213,618
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Company	465,046	31,074,374
Catalent, Inc. (A)	34,663	3,747,764
Eli Lilly & Company	165,283	37,935,754
Johnson & Johnson	545,691	89,897,135
Merck & Company, Inc.	524,216	40,768,278
Organon & Company (A)	52,421	1,586,259
Perrigo Company PLC	28,821	1,321,443
Pfizer, Inc.	1,157,117	45,312,702
Viatris, Inc.	247,514	3,536,975
Zoetis, Inc.	98,949	18,440,136
		273,620,820
		979,666,538
Industrials – 8.3%
Aerospace and defense – 1.6%
General Dynamics Corp.	48,236	9,080,909
Howmet Aerospace, Inc. (A)	82,893	2,857,322
Huntington Ingalls Industries, Inc.	8,551	1,802,123
L3Harris Technologies, Inc.	42,594	9,206,693
Lockheed Martin Corp.	51,285	19,403,680
Northrop Grumman Corp.	32,274	11,729,340
Raytheon Technologies Corp.	316,075	26,964,358
Teledyne Technologies, Inc. (A)	7,785	3,260,592
Textron, Inc.	44,378	3,051,875
The Boeing Company (A)	113,847	27,273,187
TransDigm Group, Inc. (A)	11,232	7,270,361
		121,900,440
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc.	28,472	2,666,972
Expeditors International of Washington, Inc.	35,406	4,482,400
FedEx Corp.	50,312	15,009,579
United Parcel Service, Inc., Class B	149,862	31,166,800
		53,325,751
Airlines – 0.3%
Alaska Air Group, Inc. (A)	26,110	1,574,694
American Airlines Group, Inc. (A)	135,186	2,867,295
Delta Air Lines, Inc. (A)	131,545	5,690,637

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company (A)	121,733	$6,462,805
United Airlines Holdings, Inc. (A)	65,955	3,448,787
		20,044,218
Building products – 0.5%
A.O. Smith Corp.	28,588	2,060,051
Allegion PLC	17,768	2,475,082
Carrier Global Corp.	168,529	8,190,509
Fortune Brands Home & Security, Inc.	29,174	2,906,022
Johnson Controls International PLC	150,495	10,328,472
Masco Corp.	51,557	3,037,223
Trane Technologies PLC	49,610	9,135,185
		38,132,544
Commercial services and supplies – 0.4%
Cintas Corp.	18,360	7,013,520
Copart, Inc. (A)	43,630	5,751,743
Republic Services, Inc.	44,391	4,883,454
Rollins, Inc.	46,720	1,597,824
Waste Management, Inc.	80,776	11,317,525
		30,564,066
Construction and engineering – 0.0%
Quanta Services, Inc.	29,147	2,639,844
Electrical equipment – 0.5%
AMETEK, Inc.	47,383	6,325,631
Eaton Corp. PLC	82,979	12,295,828
Emerson Electric Company	124,414	11,973,603
Generac Holdings, Inc. (A)	13,024	5,406,914
Rockwell Automation, Inc.	23,962	6,853,611
		42,855,587
Industrial conglomerates – 1.2%
3M Company	120,021	23,839,771
General Electric Company	1,822,944	24,536,826
Honeywell International, Inc.	144,293	31,650,670
Roper Technologies, Inc.	21,805	10,252,711
		90,279,978
Machinery – 1.6%
Caterpillar, Inc.	113,175	24,630,275
Cummins, Inc.	30,604	7,461,561
Deere & Company	65,279	23,024,556
Dover Corp.	29,330	4,417,098
Fortive Corp.	69,301	4,833,052
IDEX Corp.	15,946	3,508,917
Illinois Tool Works, Inc.	60,045	13,423,660
Ingersoll Rand, Inc. (A)	78,385	3,825,972
Otis Worldwide Corp.	83,983	6,867,290
PACCAR, Inc.	71,607	6,390,925
Parker-Hannifin Corp.	26,674	8,191,852
Pentair PLC	35,036	2,364,580
Snap-on, Inc.	11,502	2,569,892
Stanley Black & Decker, Inc.	32,999	6,764,465
Wabtec Corp.	37,776	3,108,965
Xylem, Inc.	38,003	4,558,840
		125,941,900
Professional services – 0.4%
Equifax, Inc.	24,978	5,982,481
IHS Markit, Ltd.	77,293	8,707,829
Jacobs Engineering Group, Inc.	26,277	3,505,877
Leidos Holdings, Inc.	28,226	2,853,649
Nielsen Holdings PLC	75,338	1,858,588
Robert Half International, Inc.	24,208	2,153,786
Verisk Analytics, Inc.	33,630	5,875,834
		30,938,044
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail – 0.9%
CSX Corp.	477,843	$15,329,203
JB Hunt Transport Services, Inc.	17,602	2,868,246
Kansas City Southern	18,312	5,189,071
Norfolk Southern Corp.	52,092	13,825,738
Old Dominion Freight Line, Inc.	19,653	4,987,931
Union Pacific Corp.	138,972	30,564,112
		72,764,301
Trading companies and distributors – 0.2%
Fastenal Company	118,516	6,162,832
United Rentals, Inc. (A)	15,222	4,855,970
W.W. Grainger, Inc.	9,184	4,022,592
		15,041,394
		644,428,067
Information technology – 26.8%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	11,106	4,023,815
Cisco Systems, Inc.	875,489	46,400,917
F5 Networks, Inc. (A)	12,918	2,411,274
Juniper Networks, Inc.	70,058	1,916,086
Motorola Solutions, Inc.	35,078	7,606,664
		62,358,756
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	124,040	8,485,576
CDW Corp.	28,823	5,033,937
Corning, Inc.	160,696	6,572,466
IPG Photonics Corp. (A)	7,535	1,588,152
Keysight Technologies, Inc. (A)	38,474	5,940,770
TE Connectivity, Ltd.	68,576	9,272,161
Trimble, Inc. (A)	51,229	4,192,069
Zebra Technologies Corp., Class A (A)	10,921	5,782,560
		46,867,691
IT services – 5.0%
Accenture PLC, Class A	131,905	38,884,275
Akamai Technologies, Inc. (A)	34,360	4,006,376
Automatic Data Processing, Inc.	88,128	17,503,983
Broadridge Financial Solutions, Inc.	24,320	3,928,410
Cognizant Technology Solutions Corp., Class A	108,530	7,516,788
DXC Technology Company (A)	53,680	2,090,299
Fidelity National Information Services, Inc.	129,121	18,292,572
Fiserv, Inc. (A)	119,415	12,764,269
FleetCor Technologies, Inc. (A)	17,287	4,426,509
Gartner, Inc. (A)	17,709	4,289,120
Global Payments, Inc.	61,193	11,476,135
IBM Corp.	185,426	27,181,597
Jack Henry & Associates, Inc.	15,371	2,513,312
Mastercard, Inc., Class A	181,953	66,429,221
Paychex, Inc.	66,285	7,112,381
PayPal Holdings, Inc. (A)	243,074	70,851,210
The Western Union Company	86,795	1,993,681
VeriSign, Inc. (A)	20,742	4,722,746
Visa, Inc., Class A	351,979	82,299,730
		388,282,614
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (A)	250,317	23,512,276
Analog Devices, Inc.	76,878	13,235,316
Applied Materials, Inc.	190,083	27,067,819
Broadcom, Inc.	84,730	40,402,653
Enphase Energy, Inc. (A)	26,769	4,915,591
Intel Corp.	843,347	47,345,501
KLA Corp.	32,133	10,417,840
Lam Research Corp.	29,597	19,258,768
Maxim Integrated Products, Inc.	56,380	5,940,197

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc.	55,828	$8,359,685
Micron Technology, Inc. (A)	231,692	19,689,186
Monolithic Power Systems, Inc.	8,697	3,247,895
NVIDIA Corp.	128,862	103,102,486
NXP Semiconductors NV	57,438	11,816,145
Qorvo, Inc. (A)	23,309	4,560,406
QUALCOMM, Inc.	235,434	33,650,582
Skyworks Solutions, Inc.	34,395	6,595,241
Teradyne, Inc.	35,062	4,696,906
Texas Instruments, Inc.	191,180	36,763,914
Xilinx, Inc.	50,740	7,339,034
		431,917,441
Software – 8.7%
Adobe, Inc. (A)	99,421	58,224,914
ANSYS, Inc. (A)	17,740	6,156,844
Autodesk, Inc. (A)	45,755	13,355,885
Cadence Design Systems, Inc. (A)	57,841	7,913,806
Citrix Systems, Inc.	25,084	2,941,601
Fortinet, Inc. (A)	28,366	6,756,498
Intuit, Inc.	56,819	27,850,969
Microsoft Corp.	1,565,667	424,139,190
NortonLifeLock, Inc.	124,806	3,397,219
Oracle Corp.	385,225	29,985,914
Paycom Software, Inc. (A)	10,034	3,647,058
PTC, Inc. (A)	23,077	3,259,857
salesforce.com, Inc. (A)	190,467	46,525,374
ServiceNow, Inc. (A)	40,504	22,258,973
Synopsys, Inc. (A)	32,049	8,838,794
Tyler Technologies, Inc. (A)	8,498	3,844,240
		669,097,136
Technology hardware, storage and peripherals – 6.1%
Apple, Inc.	3,260,758	446,593,414
Hewlett Packard Enterprise Company	271,657	3,960,759
HP, Inc.	260,023	7,850,094
NetApp, Inc.	46,883	3,835,967
Seagate Technology Holdings PLC	41,677	3,664,659
Western Digital Corp. (A)	63,887	4,546,838
		470,451,731
		2,068,975,369
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	46,023	13,239,897
Albemarle Corp.	24,100	4,059,886
Celanese Corp.	23,983	3,635,823
CF Industries Holdings, Inc.	45,166	2,323,791
Corteva, Inc.	154,765	6,863,828
Dow, Inc.	154,100	9,751,448
DuPont de Nemours, Inc.	112,723	8,725,887
Eastman Chemical Company	28,583	3,337,065
Ecolab, Inc.	51,678	10,644,118
FMC Corp.	27,361	2,960,460
International Flavors & Fragrances, Inc.	51,188	7,647,487
Linde PLC	108,402	31,339,018
LyondellBasell Industries NV, Class A	52,830	5,434,622
PPG Industries, Inc.	48,926	8,306,167
The Mosaic Company	72,850	2,324,644
The Sherwin-Williams Company	50,064	13,639,937
		134,234,078
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,150	4,626,302
Vulcan Materials Company	27,028	4,704,764
		9,331,066
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 0.3%
Amcor PLC	319,858	$3,665,573
Avery Dennison Corp.	17,625	3,705,480
Ball Corp.	67,530	5,471,281
International Paper Company	80,384	4,928,343
Packaging Corp. of America	20,027	2,712,056
Sealed Air Corp.	32,875	1,947,844
Westrock Company	54,829	2,917,999
		25,348,576
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	301,362	11,183,544
Newmont Corp.	167,196	10,596,882
Nucor Corp.	60,772	5,829,858
		27,610,284
		196,524,004
Real estate – 2.5%
Equity real estate investment trusts – 2.4%
Alexandria Real Estate Equities, Inc.	25,719	4,679,315
American Tower Corp.	92,576	25,008,481
AvalonBay Communities, Inc.	28,919	6,035,106
Boston Properties, Inc.	29,909	3,427,272
Crown Castle International Corp.	89,878	17,535,198
Digital Realty Trust, Inc.	58,298	8,771,517
Duke Realty Corp.	78,255	3,705,374
Equinix, Inc.	18,513	14,858,534
Equity Residential	70,120	5,399,240
Essex Property Trust, Inc.	13,232	3,969,732
Extra Space Storage, Inc.	27,257	4,465,242
Federal Realty Investment Trust	14,536	1,703,183
Healthpeak Properties, Inc.	109,414	3,642,392
Host Hotels & Resorts, Inc. (A)	148,936	2,545,316
Iron Mountain, Inc.	60,850	2,575,172
Kimco Realty Corp.	91,336	1,904,356
Mid-America Apartment Communities, Inc.	24,151	4,067,511
Prologis, Inc.	154,035	18,411,804
Public Storage	31,542	9,484,364
Realty Income Corp.	77,177	5,150,793
Regency Centers Corp.	33,314	2,134,428
SBA Communications Corp.	22,363	7,127,088
Simon Property Group, Inc.	68,047	8,878,773
UDR, Inc.	62,311	3,051,993
Ventas, Inc.	78,788	4,498,795
Vornado Realty Trust	33,101	1,544,824
Welltower, Inc.	86,175	7,161,143
Weyerhaeuser Company	153,772	5,292,832
		187,029,778
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,835	5,901,225
		192,931,003
Utilities – 2.4%
Electric utilities – 1.5%
Alliant Energy Corp.	52,719	2,939,611
American Electric Power Company, Inc.	103,212	8,730,703
Duke Energy Corp.	159,317	15,727,774
Edison International	77,804	4,498,627
Entergy Corp.	40,990	4,086,703
Evergy, Inc.	47,901	2,894,657
Eversource Energy	70,847	5,684,763
Exelon Corp.	202,740	8,983,409
FirstEnergy Corp.	114,481	4,259,838
NextEra Energy, Inc.	408,117	29,906,814
NRG Energy, Inc.	51,556	2,077,707
Pinnacle West Capital Corp.	23,769	1,948,345
PPL Corp.	157,606	4,408,240

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	219,931	$13,308,025
Xcel Energy, Inc.	112,306	7,398,719
		116,853,935
Gas utilities – 0.0%
Atmos Energy Corp.	26,050	2,503,666
Independent power and renewable electricity producers – 0.1%
The AES Corp.	140,460	3,661,792
Multi-utilities – 0.7%
Ameren Corp.	52,178	4,176,327
CenterPoint Energy, Inc.	115,054	2,821,124
CMS Energy Corp.	60,456	3,571,740
Consolidated Edison, Inc.	70,638	5,066,157
Dominion Energy, Inc.	166,972	12,284,130
DTE Energy Company	40,684	5,272,646
NiSource, Inc.	80,885	1,981,683
Public Service Enterprise Group, Inc.	104,537	6,245,040
Sempra Energy	62,789	8,318,287
WEC Energy Group, Inc.	65,208	5,800,252
		55,537,386
Water utilities – 0.1%
American Water Works Company, Inc.	37,404	5,765,079
		184,321,858
TOTAL COMMON STOCKS (Cost $2,797,694,221)		$7,544,990,879
SHORT-TERM INVESTMENTS – 2.4%
U.S. Government – 0.6%
U.S. Cash Management Bill 0.013%, 09/21/2021 *	$48,000,000	47,994,752
U.S. Government Agency – 1.7%
Federal Home Loan Bank Discount Note
0.009%, 07/30/2021 *	20,000,000	19,999,517
0.014%, 08/06/2021 *	48,000,000	47,998,080
0.015%, 07/14/2021 *	12,500,000	12,499,865
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.020%, 07/13/2021 *	$7,000,000	$6,999,930
0.020%, 07/16/2021 *	8,000,000	7,999,900
0.035%, 08/25/2021 *	10,000,000	9,999,389
0.040%, 07/19/2021 *	14,000,000	13,999,790
0.040%, 07/27/2021 *	10,000,000	9,999,783
		129,496,254
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0324% (C)(D)	103,598	1,036,455
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,525,000 on 7-1-21, collateralized by $10,038,900 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,715,576)	$9,525,000	9,525,000
TOTAL SHORT-TERM INVESTMENTS (Cost $188,058,311)		$188,052,461
Total Investments (500 Index Trust) (Cost $2,985,752,532) – 100.0%		$7,733,043,340
Other assets and liabilities, net – (0.0%)		(549,759)
TOTAL NET ASSETS – 100.0%		$7,732,493,581
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	939	Long	Sep 2021	$198,554,359	$201,349,770	$2,795,411
						$2,795,411

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	51,073,901	$1,438,751,803
TOTAL INVESTMENT COMPANIES (Cost $1,011,849,344)		$1,438,751,803
Total Investments (American Asset Allocation Trust) (Cost $1,011,849,344) - 100.0%		$1,438,751,803
Other assets and liabilities, net - (0.0%)		(43,292)
TOTAL NET ASSETS - 100.0%		$1,438,708,511
American Asset Allocation Trust (continued)

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust (continued)
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,796,611	$253,080,024
TOTAL INVESTMENT COMPANIES (Cost $164,531,438)		$253,080,024
Total Investments (American Global Growth Trust) (Cost $164,531,438) - 100.0%		$253,080,024
Other assets and liabilities, net - (0.0%)		(23,734)
TOTAL NET ASSETS - 100.0%		$253,056,290
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,257,106	$1,095,023,124
TOTAL INVESTMENT COMPANIES (Cost $710,267,808)		$1,095,023,124
Total Investments (American Growth Trust) (Cost $710,267,808) - 100.0%		$1,095,023,124
Other assets and liabilities, net - (0.0%)		(35,604)
TOTAL NET ASSETS - 100.0%		$1,094,987,520
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	17,333,123	$1,082,280,216
TOTAL INVESTMENT COMPANIES (Cost $806,832,320)		$1,082,280,216
Total Investments (American Growth-Income Trust) (Cost $806,832,320) - 100.0%		$1,082,280,216
Other assets and liabilities, net - (0.0%)		(38,722)
TOTAL NET ASSETS - 100.0%		$1,082,241,494
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,712,368	$512,423,975
TOTAL INVESTMENT COMPANIES (Cost $386,433,398)		$512,423,975
Total Investments (American International Trust) (Cost $386,433,398) - 100.0%		$512,423,975
Other assets and liabilities, net - (0.0%)		(26,633)
TOTAL NET ASSETS - 100.0%		$512,397,342
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 27.0%
Entertainment – 4.7%
Live Nation Entertainment, Inc. (A)	52,900	$4,633,511
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	78,634	$41,535,265
ROBLOX Corp., Class A (A)	8,666	779,767
Roku, Inc. (A)	11,900	5,465,075
Sea, Ltd., ADR (A)	173,791	47,723,009
Spotify Technology SA (A)	38,048	10,485,648
The Walt Disney Company (A)	22,518	3,957,989
		114,580,264
Interactive media and services – 22.1%
Alphabet, Inc., Class A (A)	15,868	38,746,324
Alphabet, Inc., Class C (A)	69,346	173,803,267
Facebook, Inc., Class A (A)	533,183	185,393,061
IAC/InterActiveCorp (A)	29,451	4,540,461
Match Group, Inc. (A)	155,093	25,008,746
Pinterest, Inc., Class A (A)	265,528	20,963,436
Snap, Inc., Class A (A)	689,970	47,014,556
Tencent Holdings, Ltd.	617,100	46,462,985
Vimeo, Inc. (A)	46,032	2,255,568
		544,188,404
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	40,517	5,868,077
		664,636,745
Consumer discretionary – 18.3%
Auto components – 0.1%
Aptiv PLC (A)	18,595	2,925,551
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	7,817	17,104,300
Chipotle Mexican Grill, Inc. (A)	11,118	17,236,680
Expedia Group, Inc. (A)	4,600	753,066
Hilton Worldwide Holdings, Inc. (A)	31,907	3,848,622
Marriott International, Inc., Class A (A)	10,722	1,463,767
McDonald's Corp.	6,765	1,562,647
Starbucks Corp.	23,835	2,664,991
Yum! Brands, Inc.	35,290	4,059,409
		48,693,482
Internet and direct marketing retail – 12.8%
Alibaba Group Holding, Ltd., ADR (A)	88,603	20,093,388
Amazon.com, Inc. (A)	79,917	274,927,264
Coupang, Inc. (A)(B)	3,573	149,423
DoorDash, Inc., Class A (A)	61,435	10,955,704
Etsy, Inc. (A)	30,674	6,313,936
JD.com, Inc., ADR (A)	21,153	1,688,221
Pinduoduo, Inc., ADR (A)	9,649	1,225,616
Wayfair, Inc., Class A (A)	800	252,568
		315,606,120
Multiline retail – 0.7%
Dollar General Corp.	82,170	17,780,766
Specialty retail – 1.4%
Carvana Company (A)	38,866	11,730,536
Ross Stores, Inc.	151,489	18,784,636
The TJX Companies, Inc.	50,517	3,405,856
		33,921,028
Textiles, apparel and luxury goods – 1.3%
Lululemon Athletica, Inc. (A)	50,001	18,248,865
NIKE, Inc., Class B	79,783	12,325,676
		30,574,541
		449,501,488
Consumer staples – 0.0%
Personal products – 0.0%
The Estee Lauder Companies, Inc., Class A	2,701	859,134
Financials – 2.8%

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 2.6%
Morgan Stanley	21,092	$1,933,925
MSCI, Inc.	4,800	2,558,784
S&P Global, Inc.	50,725	20,820,076
The Charles Schwab Corp.	149,954	10,918,151
The Goldman Sachs Group, Inc.	71,605	27,176,246
		63,407,182
Insurance – 0.2%
Chubb, Ltd.	4,845	770,064
Marsh & McLennan Companies, Inc.	32,031	4,506,121
		5,276,185
		68,683,367
Health care – 10.6%
Biotechnology – 0.2%
Exact Sciences Corp. (A)	1,343	166,948
Incyte Corp. (A)	57,275	4,818,546
Vertex Pharmaceuticals, Inc. (A)	6,139	1,237,807
		6,223,301
Health care equipment and supplies – 4.2%
Align Technology, Inc. (A)	5,492	3,355,612
Danaher Corp.	96,830	25,985,299
Dentsply Sirona, Inc.	103,001	6,515,843
Intuitive Surgical, Inc. (A)	41,205	37,893,766
Stryker Corp.	114,208	29,663,244
		103,413,764
Health care providers and services – 4.6%
Anthem, Inc.	36,316	13,865,449
Centene Corp. (A)	97,913	7,140,795
Cigna Corp.	105,237	24,948,536
HCA Healthcare, Inc.	83,995	17,365,126
Humana, Inc.	4,690	2,076,357
UnitedHealth Group, Inc.	117,600	47,091,744
		112,488,007
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	22,690	7,055,456
Life sciences tools and services – 0.5%
Thermo Fisher Scientific, Inc.	24,396	12,307,050
Pharmaceuticals – 0.8%
AstraZeneca PLC, ADR (B)	97,503	5,840,430
Eli Lilly & Company	2,020	463,630
Zoetis, Inc.	70,782	13,190,934
		19,494,994
		260,982,572
Industrials – 2.0%
Commercial services and supplies – 0.2%
Cintas Corp.	8,142	3,110,244
Copart, Inc. (A)	11,544	1,521,846
		4,632,090
Electrical equipment – 0.2%
Generac Holdings, Inc. (A)	13,273	5,510,286
Industrial conglomerates – 0.8%
General Electric Company	598,965	8,062,069
Roper Technologies, Inc.	24,195	11,376,489
		19,438,558
Professional services – 0.8%
CoStar Group, Inc. (A)	134,810	11,164,964
Equifax, Inc.	13,810	3,307,633
TransUnion	31,400	3,448,034
		17,920,631
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail – 0.0%
Union Pacific Corp.	1,084	$238,404
		47,739,969
Information technology – 38.4%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	29,914	4,044,672
IT services – 12.5%
Automatic Data Processing, Inc.	902	179,155
Fidelity National Information Services, Inc.	95,767	13,567,311
Fiserv, Inc. (A)	181,877	19,440,833
Global Payments, Inc.	227,770	42,715,986
Mastercard, Inc., Class A	141,211	51,554,724
MongoDB, Inc. (A)	32,256	11,661,189
PayPal Holdings, Inc. (A)	231,432	67,457,799
Shopify, Inc., Class A (A)	10,265	14,996,960
Snowflake, Inc., Class A (A)	5,025	1,215,045
Square, Inc., Class A (A)	6,309	1,538,134
Twilio, Inc., Class A (A)	10,858	4,279,789
Visa, Inc., Class A	335,971	78,556,739
		307,163,664
Semiconductors and semiconductor equipment – 4.5%
Advanced Micro Devices, Inc. (A)	194,925	18,309,305
ASML Holding NV, NYRS	27,000	18,652,680
Marvell Technology, Inc.	258,829	15,097,496
Maxim Integrated Products, Inc.	22,309	2,350,476
Microchip Technology, Inc.	35,841	5,366,831
Monolithic Power Systems, Inc.	1,482	553,453
NVIDIA Corp.	48,200	38,564,820
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,300	156,208
Texas Instruments, Inc.	59,625	11,465,888
		110,517,157
Software – 16.7%
Atlassian Corp. PLC, Class A (A)	28,185	7,239,599
Coupa Software, Inc. (A)	18,347	4,808,932
Crowdstrike Holdings, Inc., Class A (A)	11,573	2,908,411
Datadog, Inc., Class A (A)	35,400	3,684,432
DocuSign, Inc. (A)	49,297	13,781,962
Fortinet, Inc. (A)	49,400	11,766,586
Intuit, Inc.	139,867	68,558,607
Microsoft Corp.	538,255	145,813,280
Paycom Software, Inc. (A)	5,909	2,147,744
salesforce.com, Inc. (A)	185,925	45,415,900
ServiceNow, Inc. (A)	94,887	52,145,151
Splunk, Inc. (A)	34,207	4,945,648
Synopsys, Inc. (A)	74,613	20,577,519
Workday, Inc., Class A (A)	21,427	5,115,482
Zendesk, Inc. (A)	2,965	427,968
Zoom Video Communications, Inc., Class A (A)	54,720	21,178,282
		410,515,503
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	817,130	111,914,125
		944,155,121
Materials – 0.5%
Chemicals – 0.3%
Linde PLC	21,195	6,127,475
The Sherwin-Williams Company	6,186	1,685,376
		7,812,851
Containers and packaging – 0.2%
Avery Dennison Corp.	21,227	4,462,764
		12,275,615
TOTAL COMMON STOCKS (Cost $1,284,531,572)		$2,448,834,011

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.0324% (C)(D)	615,495	$6,157,780
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,138,666	1,138,666
T. Rowe Price Government Reserve Fund, 0.0295% (C)	8,747,561	8,747,561
TOTAL SHORT-TERM INVESTMENTS (Cost $16,044,250)		$16,044,007
Total Investments (Blue Chip Growth Trust) (Cost $1,300,575,822) – 100.2%		$2,464,878,018
Other assets and liabilities, net – (0.2%)		(6,128,459)
TOTAL NET ASSETS – 100.0%		$2,458,749,559
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 17.6%
Entertainment – 4.1%
Netflix, Inc. (A)	33,906	$17,909,488
ROBLOX Corp., Class A (A)	53,099	4,777,848
Spotify Technology SA (A)	30,935	8,525,377
		31,212,713
Interactive media and services – 13.5%
Alphabet, Inc., Class A (A)	8,998	21,971,226
Alphabet, Inc., Class C (A)	8,565	21,466,631
Facebook, Inc., Class A (A)	87,670	30,483,736
Match Group, Inc. (A)	95,372	15,378,735
Snap, Inc., Class A (A)	206,711	14,085,288
		103,385,616
		134,598,329
Consumer discretionary – 26.0%
Automobiles – 4.9%
Tesla, Inc. (A)	55,079	37,437,196
Hotels, restaurants and leisure – 2.4%
Airbnb, Inc., Class A (A)	47,427	7,262,971
Chipotle Mexican Grill, Inc. (A)	5,686	8,815,233
Marriott International, Inc., Class A (A)	16,357	2,233,058
		18,311,262
Internet and direct marketing retail – 7.8%
Amazon.com, Inc. (A)	15,818	54,416,452
MercadoLibre, Inc. (A)	3,613	5,628,295
		60,044,747
Multiline retail – 1.5%
Target Corp.	47,669	11,523,504
Specialty retail – 2.8%
Carvana Company (A)	30,074	9,076,935
The Home Depot, Inc.	11,106	3,541,592
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	133,997	$9,034,078
		21,652,605
Textiles, apparel and luxury goods – 6.6%
Kering SA	13,935	12,210,086
Lululemon Athletica, Inc. (A)	25,380	9,262,939
LVMH Moet Hennessy Louis Vuitton SE	19,830	15,599,404
NIKE, Inc., Class B	85,141	13,153,433
		50,225,862
		199,195,176
Consumer staples – 3.0%
Food and staples retailing – 1.1%
Costco Wholesale Corp.	22,165	8,770,026
Personal products – 1.9%
The Estee Lauder Companies, Inc., Class A	45,507	14,474,867
		23,244,893
Financials – 1.3%
Capital markets – 1.3%
S&P Global, Inc.	14,776	6,064,809
The Goldman Sachs Group, Inc.	10,740	4,076,152
		10,140,961
Health care – 4.5%
Health care equipment and supplies – 2.2%
Danaher Corp.	30,487	8,181,491
DexCom, Inc. (A)	11,481	4,902,387
Intuitive Surgical, Inc. (A)	4,269	3,925,943
		17,009,821
Health care providers and services – 0.8%
UnitedHealth Group, Inc.	14,202	5,687,049
Pharmaceuticals – 1.5%
Eli Lilly & Company	50,688	11,633,910
		34,330,780
Industrials – 3.6%
Aerospace and defense – 0.8%
Safran SA	44,579	6,186,804
Road and rail – 2.8%
Uber Technologies, Inc. (A)	278,777	13,972,303
Union Pacific Corp.	34,274	7,537,881
		21,510,184
		27,696,988
Information technology – 43.9%
IT services – 18.4%
Adyen NV (A)(B)	5,726	14,042,038
Mastercard, Inc., Class A	37,285	13,612,381
Okta, Inc. (A)	11,549	2,825,809
PayPal Holdings, Inc. (A)	60,932	17,760,459
Shopify, Inc., Class A (A)	24,545	35,859,754
Snowflake, Inc., Class A (A)	18,273	4,418,411
Square, Inc., Class A (A)	60,323	14,706,747
Twilio, Inc., Class A (A)	44,675	17,609,098
Visa, Inc., Class A	86,488	20,222,624
		141,057,321
Semiconductors and semiconductor equipment – 6.1%
NVIDIA Corp.	42,261	33,813,026
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,106	12,990,017
		46,803,043
Software – 14.9%
Adobe, Inc. (A)	44,637	26,141,213

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	26,171	$6,722,283
Crowdstrike Holdings, Inc., Class A (A)	50,640	12,726,338
DocuSign, Inc. (A)	28,171	7,875,766
Microsoft Corp.	113,917	30,860,115
RingCentral, Inc., Class A (A)	13,835	4,020,174
salesforce.com, Inc. (A)	53,959	13,180,565
The Trade Desk, Inc., Class A (A)	96,200	7,442,032
Workday, Inc., Class A (A)	20,532	4,901,810
		113,870,296
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	254,241	34,820,847
		336,551,507
TOTAL COMMON STOCKS (Cost $488,565,219)		$765,758,634
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,055,530	1,055,530
TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,530)		$1,055,530
Total Investments (Capital Appreciation Trust) (Cost $489,620,749) – 100.0%		$766,814,164
Other assets and liabilities, net – 0.0%		95,491
TOTAL NET ASSETS – 100.0%		$766,909,655
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 71.1%
Communication services – 4.6%
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)(B)	1,082	$2,642,017
Alphabet, Inc., Class C (A)(B)	5,841	14,639,415
Facebook, Inc., Class A (B)	13,891	4,830,040
		22,111,472
Consumer discretionary – 9.7%
Hotels, restaurants and leisure – 4.1%
Hilton Worldwide Holdings, Inc. (A)(B)	25,222	3,042,278
Marriott International, Inc., Class A (A)(B)	21,643	2,954,702
McDonald's Corp.	4,300	993,257
Yum! Brands, Inc.	110,242	12,681,137
		19,671,374
Internet and direct marketing retail – 5.6%
Amazon.com, Inc. (A)(B)	7,699	26,485,792
Specialty retail – 0.0%
Ross Stores, Inc. (A)	1,800	223,200
		46,380,366
Consumer staples – 1.5%
Beverages – 1.4%
Keurig Dr. Pepper, Inc.	110,597	3,897,438
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	8,000	$1,185,360
The Coca-Cola Company (A)	27,100	1,466,381
		6,549,179
Food products – 0.1%
Mondelez International, Inc., Class A	7,800	487,032
		7,036,211
Financials – 9.3%
Banks – 4.2%
Bank of America Corp. (A)	133,050	5,485,652
Huntington Bancshares, Inc.	2	29
The PNC Financial Services Group, Inc.	76,748	14,640,448
		20,126,129
Capital markets – 1.0%
CME Group, Inc.	3,800	808,184
Intercontinental Exchange, Inc.	33,466	3,972,414
		4,780,598
Insurance – 4.1%
Arthur J. Gallagher & Company	21,648	3,032,452
Marsh & McLennan Companies, Inc. (A)	116,334	16,365,867
		19,398,319
		44,305,046
Health care – 14.2%
Health care equipment and supplies – 4.3%
Becton, Dickinson and Company	19,082	4,640,552
Danaher Corp. (A)	54,362	14,588,586
Envista Holdings Corp. (A)(B)	15,314	661,718
Medtronic PLC (A)	3,800	471,694
		20,362,550
Health care providers and services – 5.6%
Humana, Inc. (A)	29,495	13,058,026
UnitedHealth Group, Inc.	33,750	13,514,850
		26,572,876
Life sciences tools and services – 4.3%
PerkinElmer, Inc.	43,566	6,727,026
Thermo Fisher Scientific, Inc.	27,367	13,805,830
		20,532,856
		67,468,282
Industrials – 7.9%
Aerospace and defense – 0.8%
Lockheed Martin Corp.	2,700	1,021,545
Northrop Grumman Corp. (A)	3,000	1,090,290
Teledyne Technologies, Inc. (B)	3,593	1,504,856
		3,616,691
Commercial services and supplies – 1.4%
Waste Connections, Inc.	52,361	6,253,474
Waste Management, Inc. (A)	3,900	546,429
		6,799,903
Industrial conglomerates – 5.0%
General Electric Company	1,519,644	20,454,408
Roper Technologies, Inc.	7,148	3,360,990
		23,815,398
Machinery – 0.7%
Ingersoll Rand, Inc. (B)	71,054	3,468,146
		37,700,138
Information technology – 15.9%
Communications equipment – 0.3%
Cisco Systems, Inc.	29,700	1,574,100
Electronic equipment, instruments and components – 0.9%
TE Connectivity, Ltd.	31,191	4,217,335

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 6.6%
Fiserv, Inc. (A)(B)	73,760	$7,884,206
FleetCor Technologies, Inc. (B)	18,682	4,783,713
Global Payments, Inc. (A)	32,163	6,031,849
Visa, Inc., Class A (A)	53,323	12,467,984
		31,167,752
Semiconductors and semiconductor equipment – 0.2%
NXP Semiconductors NV	4,500	925,740
Software – 7.9%
Microsoft Corp. (A)	112,442	30,460,529
salesforce.com, Inc. (B)	29,242	7,142,943
		37,603,472
		75,488,399
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
American Tower Corp.	2,568	693,720
Utilities – 7.8%
Electric utilities – 3.5%
American Electric Power Company, Inc.	127,874	10,816,862
Duke Energy Corp.	132	13,031
Exelon Corp.	138,638	6,143,050
		16,972,943
Multi-utilities – 4.3%
Ameren Corp.	96,617	7,733,225
CMS Energy Corp.	31,376	1,853,694
NiSource, Inc.	173,525	4,251,363
Public Service Enterprise Group, Inc.	109,185	6,522,712
		20,360,994
		37,333,937
TOTAL COMMON STOCKS (Cost $257,289,758)		$338,517,571
PREFERRED SECURITIES – 1.2%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,370
Utilities – 1.2%
Electric utilities – 0.3%
Alabama Power Company, 5.000%	3,379	90,828
American Electric Power Company, Inc., 6.125%	12,402	609,310
Duke Energy Corp., 5.625%	4,698	129,524
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	16,655
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	686,070
		1,532,387
Multi-utilities – 0.9%
CMS Energy Corp., 5.875%	41,200	1,125,172
CMS Energy Corp., 5.875%	50,000	1,386,000
DTE Energy Company, 5.250%	16,367	433,889
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	573,200
NiSource, Inc., 7.750%	7,708	792,305
		4,310,566
		5,842,953
TOTAL PREFERRED SECURITIES (Cost $5,510,445)		$5,868,323
CORPORATE BONDS - 7.7%
Communication services - 2.9%
Altice Financing SA 7.500%, 05/15/2026 (C)	$425,000	442,553
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France Holding SA 10.500%, 05/15/2027 (C)	$450,000	$500,063
CCO Holdings LLC
4.000%, 03/01/2023 (C)	416,000	419,640
5.000%, 02/01/2028 (C)	2,095,000	2,197,131
5.125%, 05/01/2027 (C)	1,341,000	1,406,575
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,432,897
4.875%, 04/15/2028	1,790,000	2,080,875
4.875%, 06/15/2030 (C)	40,000	47,572
5.500%, 02/15/2022	45,000	46,125
5.875%, 02/15/2025 to 11/15/2028	2,810,000	3,419,979
6.375%, 05/15/2029	1,165,000	1,487,996
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (C)	136,000	149,090
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (C)	45,000	45,081
5.000%, 08/01/2027 (C)	65,000	68,104
		13,743,681
Consumer discretionary - 2.0%
Cedar Fair LP
5.250%, 07/15/2029	384,000	395,520
5.375%, 06/01/2024 to 04/15/2027	1,441,000	1,468,823
5.500%, 05/01/2025 (C)	105,000	109,594
6.500%, 10/01/2028 (C)	345,000	371,738
Clarios Global LP
6.250%, 05/15/2026 (C)	122,000	129,968
6.750%, 05/15/2025 (C)	62,000	66,029
8.500%, 05/15/2027 (C)	80,000	87,216
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,657,000	1,733,636
Life Time, Inc. 5.750%, 01/15/2026 (C)	365,000	378,231
Marriott International, Inc. 3.125%, 06/15/2026	120,000	127,412
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	1,195,000	1,206,950
5.500%, 04/15/2027 (C)	511,000	527,010
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	494,000	532,384
Yum! Brands, Inc.
3.750%, 11/01/2021	975,000	976,219
3.875%, 11/01/2023	440,000	462,000
4.750%, 01/15/2030 (C)	2,000	2,165
5.350%, 11/01/2043	579,000	615,188
6.875%, 11/15/2037	367,000	455,080
7.750%, 04/01/2025 (C)	90,000	97,875
		9,743,038
Financials - 1.0%
Acrisure LLC 7.000%, 11/15/2025 (C)	775,000	790,500
AmWINS Group, Inc. 7.750%, 07/01/2026 (C)	630,000	668,210
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,380,000	1,431,184
State Street Corp. (3 month LIBOR + 3.597%) 3.716%, 09/15/2021 (D)(E)	145,000	145,116
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.555%, 09/20/2021 (D)(E)	450,000	453,263

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	$390,000	$433,875
USI, Inc. 6.875%, 05/01/2025 (C)	654,000	662,195
		4,584,343
Health care - 0.2%
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	45,000	47,510
Elanco Animal Health, Inc. 4.912%, 08/27/2021	416,000	417,612
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (C)	280,000	291,900
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)	150,000	164,625
Teleflex, Inc. 4.625%, 11/15/2027	285,000	303,579
		1,225,226
Industrials - 1.3%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	151,563	159,899
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	700,000	752,235
4.750%, 10/20/2028 (C)	390,000	433,585
General Electric Company (3 month LIBOR + 3.330%) 3.449%, 09/15/2021 (D)(E)	2,990,000	2,930,200
Korn Ferry 4.625%, 12/15/2027 (C)	90,000	93,488
Lennox International, Inc. 3.000%, 11/15/2023	90,000	94,325
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	280,000	308,280
Sensata Technologies BV
4.875%, 10/15/2023 (C)	110,000	117,921
5.000%, 10/01/2025 (C)	325,000	361,969
5.625%, 11/01/2024 (C)	90,000	100,013
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	90,374	92,633
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	12,418	12,418
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	136,333	135,651
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	48,595	48,593
Welbilt, Inc. 9.500%, 02/15/2024	362,000	379,086
Xylem, Inc. 4.875%, 10/01/2021	60,000	60,655
		6,080,951
Information technology - 0.1%
Clarivate Science Holdings Corp.
3.875%, 06/30/2028 (C)	240,000	242,186
4.875%, 06/30/2029 (C)	80,000	82,100
		324,286
Real estate - 0.1%
SBA Communications Corp.
3.875%, 02/15/2027	195,000	200,246
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Communications Corp. (continued)
4.875%, 09/01/2024	$335,000	$340,863
		541,109
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	613,094
TOTAL CORPORATE BONDS (Cost $33,998,087)		$36,855,728
TERM LOANS (F) – 8.5%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	895,000	889,549
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 4.000%, 11/12/2027	129,350	129,228
		1,018,777
Consumer discretionary – 0.5%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.104%, 11/30/2023	518,217	516,274
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	532,699	532,369
IRB Holding Corp., 2020 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 02/05/2025	74,871	74,691
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	719,011	720,808
SeaWorld Parks & Entertainment, Inc., Term Loan B5 (1 month LIBOR + 3.000%) 3.750%, 03/31/2024	303,017	300,744
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	199,500	199,334
		2,344,220
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.104%, 01/26/2024	19,218	19,221
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	1,293,200	1,297,157
		1,316,378
Financials – 2.9%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	666,374	666,927
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	807,488	798,315
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	233,105	230,425
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.926%, 04/25/2025	6,602,113	6,525,462

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Financials (continued)
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025		$2,623,733	$2,621,896
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.750%, 11/12/2027		472,174	473,354
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027		268,125	267,873
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.147%, 05/16/2024		1,431,266	1,417,182
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.397%, 12/02/2026		825,984	817,873
			13,819,307
Health care – 1.3%
ADMI Corp., 2021 Incremental Term Loan B3 TBD 12/23/2027 (G)		615,000	613,850
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 2.750%) 3.250%, 12/23/2027		588,525	581,539
CPI Holdco LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.854%, 11/04/2026		203,221	203,331
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.354%, 02/20/2023		850,000	841,500
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.604%, 04/30/2025		1,621,298	1,601,032
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.073%, 04/30/2025		150,000	149,625
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 3.104%, 04/21/2027		1,153,394	1,133,209
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 4.250%, 05/05/2028		145,000	145,273
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.854%, 02/14/2025		84,131	82,927
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.343%, 02/14/2025		199,106	197,697
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		392,349	392,938
			5,942,921
Industrials – 1.1%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		950,225	950,225
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.104%, 03/29/2025		253,312	251,042
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	517,923	609,263
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Industrials (continued)
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025	$89,325	$89,325
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	1,765,000	1,883,537
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	865,000	913,172
TK Elevator U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.478%, 07/30/2027	268,652	268,765
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.604%, 10/23/2025	175,000	173,469
		5,138,798
Information technology – 2.2%
Applied Systems, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250% and Prime rate + 2.250%) 3.774%, 09/19/2024	934,023	931,576
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025	163,488	165,368
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 07/12/2024	49,613	49,562
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.685%, 07/24/2026	915,420	909,699
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	3,546,383	3,544,433
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.000%, 04/13/2029	80,000	80,400
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028	830,000	827,095
Press Ganey Holdings, Inc., 2021 Term Loan B TBD 07/24/2026 (G)	25,000	25,031
Project Boost Purchaser LLC, 2021 Incremental Term Loan TBD 06/01/2026 (G)	50,000	49,907
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	1,165,000	1,160,923
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/22/2029	75,000	77,156
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	2,586,286	2,587,786
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	162,113	162,129
		10,571,065
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.093%, 10/20/2024	132,409	132,353
TOTAL TERM LOANS (Cost $40,115,337)		$40,283,819

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	$503,100	$542,865
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	477,750	498,217
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	212,313	229,646
TOTAL ASSET BACKED SECURITIES (Cost $1,188,422)		$1,270,728
SHORT-TERM INVESTMENTS – 13.0%
Short-term funds – 12.3%
T. Rowe Price Government Reserve Fund, 0.0295% (H)	58,548,700	58,548,700
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $3,649,000 on 7-1-21, collateralized by $3,450,600 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $3,722,065)	$3,649,000	3,649,000
TOTAL SHORT-TERM INVESTMENTS (Cost $62,197,700)		$62,197,700
Total Investments (Capital Appreciation Value Trust) (Cost $400,299,749) – 101.8%		$484,993,869
Other assets and liabilities, net – (1.8%)		(8,649,155)
TOTAL NET ASSETS – 100.0%		$476,344,714
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 6-30-21.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(59,259)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(59,259)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(57,760)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(56,280)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(49,189)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(28,755)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(384,948)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(375,510)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(292,890)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(61,170)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(59,562)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(51,811)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(24,237)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(14,303)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(14,303)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(11,627)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(11,627)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(11,627)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(9,389)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(9,389)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(7,543)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(7,543)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(6,049)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(6,049)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(9,698)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(10,954)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	$3,946	$(1,913)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(1,217)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(4,707)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(1,644)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(1,046)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(1,433)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	(911)
CITI	American Tower Corp.	USD	210.00	Jan 2022	6	600	14,982	(37,334)
CITI	American Tower Corp.	USD	220.00	Jan 2022	6	600	11,982	(31,846)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	11,039	(31,042)
CITI	American Tower Corp.	USD	230.00	Jan 2022	2	200	4,641	(8,869)
CITI	American Tower Corp.	USD	240.00	Jan 2022	2	200	3,811	(7,238)
CITI	American Tower Corp.	USD	250.00	Jan 2022	2	200	3,041	(5,754)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(288,400)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,143	(476,434)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(125,100)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(184,966)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(106,972)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(14,556)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(6,179)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(41,199)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(21,458)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(22,316)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(31,648)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(16,483)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(17,143)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(23,268)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(12,119)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(12,604)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(16,974)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	16,115	(10,299)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(119,736)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(7,405)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(5,645)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(8,468)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(6,321)
GSI	Envista Holdings Corp.	USD	49.00	Dec 2021	30	3,000	10,034	(5,310)
GSI	Envista Holdings Corp.	USD	50.00	Dec 2021	30	3,000	8,906	(4,568)
CITI	Exelon Corp.	USD	40.00	Jan 2022	16	1,600	7,712	(8,361)
CITI	Exelon Corp.	USD	40.00	Jan 2022	5	500	2,092	(2,613)
CITI	Exelon Corp.	USD	43.00	Jan 2022	16	1,600	5,312	(5,132)
CITI	Exelon Corp.	USD	43.00	Jan 2022	5	500	1,420	(1,604)
CITI	Exelon Corp.	USD	45.00	Jan 2022	16	1,600	3,984	(3,456)
CITI	Exelon Corp.	USD	45.00	Jan 2022	5	500	1,040	(1,080)
CITI	Exelon Corp.	USD	47.00	Jan 2022	95	9,500	16,161	(13,061)
CITI	Exelon Corp.	USD	47.00	Jan 2022	30	3,000	4,823	(4,124)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(1,903)
JPM	Facebook, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(43,614)
JPM	Facebook, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(40,503)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(7,690)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(68,007)
JPM	Facebook, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(31,530)
JPM	Facebook, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(27,460)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(1,918)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(1,384)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	(2,254)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	(897)
JPM	General Electric Company	USD	12.00	Jan 2022	160	16,000	24,437	(35,252)
JPM	General Electric Company	USD	12.00	Jan 2022	159	15,900	25,825	(35,032)
JPM	General Electric Company	USD	15.00	Jan 2022	160	16,000	13,309	(13,323)
JPM	General Electric Company	USD	15.00	Jan 2022	159	15,900	13,361	(13,239)
SFG	General Electric Company	USD	15.00	Jan 2022	636	63,600	69,324	(52,957)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	9	900	5,500	(2,752)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	9	900	4,445	(2,031)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	$8,222	$(6,790)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(3,395)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(4,244)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(5,325)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(2,663)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(3,328)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(7,988)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(6,188)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(19,595)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(15,006)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	2	200	6,018	(3,346)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	2	200	4,724	(2,277)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(6,196)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(2,369)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	95	9,500	20,710	(38,408)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(40,683)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(27,620)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(19,651)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(13,056)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(1,741)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(6,963)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(10,515)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(1,402)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(5,608)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(7,278)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(5,770)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,147)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(2,467)
GSI	Marsh & McLennan Companies, Inc.	USD	150.00	Oct 2021	25	2,500	4,440	(5,075)
GSI	Marsh & McLennan Companies, Inc.	USD	155.00	Oct 2021	25	2,500	2,408	(2,905)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	8	800	15,192	(20,097)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	6	600	10,902	(15,072)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	8	800	11,416	(14,169)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(12,397)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(9,291)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(6,968)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	15,756	(17,147)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	(9,276)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	(5,889)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(64,377)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(57,217)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(50,524)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(33,772)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(16,558)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(31,277)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(14,335)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(25,485)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(12,321)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(88,986)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(65,409)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(67,519)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	26	2,600	12,272	(16,196)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	26	2,600	9,152	(11,513)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	26	2,600	5,122	(7,659)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,835	(33,696)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,485	(33,696)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(27,246)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(27,246)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(23,244)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(23,244)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(20,110)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(17,596)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	$13,168	$(17,858)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(15,626)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(13,864)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(12,131)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	13	1,300	14,781	(15,327)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	14	1,400	15,218	(16,506)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(11,053)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(11,904)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(4,525)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(5,280)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	13	1,300	15,990	(14,025)
JPM	Roper Technologies, Inc.	USD	490.00	Nov 2021	3	300	3,190	(4,996)
JPM	Roper Technologies, Inc.	USD	500.00	Nov 2021	3	300	1,824	(3,913)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(4,394)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	3,132	(1,662)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	(3,325)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	(1,238)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	1	100	2,194	(2,450)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	2	200	4,661	(4,901)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	1	100	1,885	(1,896)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	2	200	3,945	(3,793)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	3	300	6,092	(3,365)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	3	300	5,137	(2,688)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	38	3,800	15,630	(19,511)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	52	5,200	16,224	(26,699)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(12,941)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(17,709)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(8,216)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(10,954)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(26,832)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	12,237	(22,852)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(24,756)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(19,209)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(20,810)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(17,267)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	19	1,900	17,331	(20,668)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	18	1,800	16,358	(19,580)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	19	1,900	14,489	(16,709)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	18	1,800	12,214	(15,829)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(3,316)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(5,527)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(2,382)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(3,970)
CITI	Union Electric Company	USD	90.00	Dec 2021	21	2,100	3,760	(1,551)
CITI	Union Electric Company	USD	95.00	Dec 2021	21	2,100	1,642	(442)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(15,816)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(12,870)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(10,300)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(1,773)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(1,304)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(43,966)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(43,843)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(13,950)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(11,957)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(27,900)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(35,871)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(37,355)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(11,886)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(10,188)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(23,771)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(32,261)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(31,469)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(14,293)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(11,761)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	$17,798	$(16,662)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(34,260)
CSFB	Visa, Inc., Class A	USD	250.00	Jan 2022	17	1,700	14,730	(13,545)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(10,358)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	6	600	5,060	(3,839)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	17	1,700	12,085	(10,878)
CSFB	Visa, Inc., Class A	USD	260.00	Jan 2022	6	600	4,257	(3,046)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(6,600)
CSFB	Visa, Inc., Class A	USD	265.00	Jan 2022	6	600	3,574	(2,388)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(4,010)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	6	600	4,812	(15,946)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	7	700	5,649	(18,604)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	6	600	4,482	(13,274)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	7	700	5,089	(15,486)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(8,445)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(9,852)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(8,902)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(6,479)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(9,107)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(2,484)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(5,795)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(7,865)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(6,316)
							$3,823,947	$(6,141,041)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
Australia - 0.9%
Rio Tinto, Ltd.	29,564	$2,802,836
Austria - 0.9%
ams AG (A)	75,914	1,525,059
ANDRITZ AG	24,263	1,364,597
		2,889,656
Bermuda - 1.5%
Everest Re Group, Ltd.	19,423	4,894,790
Canada - 3.0%
Cenovus Energy, Inc.	521,991	4,994,202
Enerplus Corp.	145,377	1,044,941
Kinross Gold Corp.	323,086	2,051,596
West Fraser Timber Company, Ltd.	23,499	1,686,976
		9,777,715
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China - 1.5%
Alibaba Group Holding, Ltd. (A)	54,200	$1,536,778
Angang Steel Company, Ltd., H Shares (B)	2,816,000	1,782,814
Topsports International Holdings, Ltd. (C)	884,000	1,445,512
		4,765,104
Finland - 2.6%
Metso Outotec OYJ	261,262	3,035,721
Nordea Bank ABP	205,969	2,293,654
Sampo OYJ, A Shares	68,608	3,154,901
		8,484,276
France - 13.9%
Airbus SE (A)	28,648	3,691,368
AXA SA	103,807	2,635,897
BNP Paribas SA	72,814	4,569,770
Capgemini SE (B)	12,453	2,394,875
Cie de Saint-Gobain	51,801	3,418,643

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Eiffage SA	48,677	$4,958,066
Imerys SA	50,209	2,350,134
Klepierre SA	94,992	2,447,345
Rexel SA (A)	156,178	3,270,072
Sanofi	81,428	8,555,018
TotalEnergies SE	144,938	6,565,937
		44,857,125
Germany - 7.5%
Allianz SE	19,855	4,954,942
Deutsche Post AG	52,351	3,565,342
Deutsche Telekom AG	273,558	5,785,740
Hannover Rueck SE	19,392	3,246,369
HeidelbergCement AG	21,108	1,812,256
Rheinmetall AG	12,668	1,251,763
Siemens AG	22,801	3,620,307
		24,236,719
Greece - 0.6%
Hellenic Telecommunications Organization SA	110,699	1,859,047
Hong Kong - 1.4%
CK Asset Holdings, Ltd.	228,000	1,569,327
WH Group, Ltd. (C)	3,143,500	2,821,614
		4,390,941
India - 0.4%
HDFC Bank, Ltd., ADR (A)	15,581	1,139,283
Ireland - 1.0%
CRH PLC	62,465	3,158,930
Isle of Man - 0.7%
Entain PLC (A)	91,874	2,220,006
Italy - 0.8%
Enel SpA	292,125	2,714,675
Japan - 16.2%
Asahi Group Holdings, Ltd.	48,500	2,266,828
Fuji Corp.	98,700	2,260,840
Hitachi, Ltd.	74,800	4,286,577
Honda Motor Company, Ltd.	177,900	5,721,841
Komatsu, Ltd.	170,400	4,221,415
Kyudenko Corp.	54,800	1,763,657
Mitsubishi Gas Chemical Company, Inc.	100,500	2,129,582
Nihon Unisys, Ltd.	67,100	2,019,204
Resona Holdings, Inc.	1,044,500	4,027,229
Sanwa Holdings Corp.	104,400	1,283,998
Sony Group Corp.	39,500	3,830,207
Sumitomo Heavy Industries, Ltd.	119,800	3,312,715
Sumitomo Mitsui Financial Group, Inc.	186,700	6,435,918
Tosoh Corp.	151,600	2,614,011
TS Tech Company, Ltd.	115,200	1,783,698
Yamaha Motor Company, Ltd.	157,200	4,269,894
		52,227,614
Macau - 0.5%
Wynn Macau, Ltd. (A)	1,114,000	1,752,209
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	0
Netherlands - 4.7%
ING Groep NV	341,509	4,533,300
Royal Dutch Shell PLC, A Shares	228,254	4,576,001
Stellantis NV	312,958	6,154,863
		15,264,164
Norway - 1.5%
DNB ASA	102,188	2,227,108
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Norsk Hydro ASA	404,282	$2,581,097
		4,808,205
Singapore - 0.6%
DBS Group Holdings, Ltd.	92,729	2,062,971
South Korea - 7.5%
Hana Financial Group, Inc.	108,791	4,458,408
KB Financial Group, Inc.	83,139	4,126,192
KT Corp., ADR	152,065	2,121,307
POSCO	6,238	1,927,852
Samsung Electronics Company, Ltd.	80,925	5,793,110
SK Telecom Company, Ltd.	20,191	5,737,929
		24,164,798
Spain - 0.6%
Applus Services SA (A)	191,132	1,867,295
Sweden - 3.5%
Svenska Handelsbanken AB, A Shares	382,038	4,312,425
Volvo AB, B Shares (B)	294,044	7,086,292
		11,398,717
Switzerland - 11.6%
Adecco Group AG	52,959	3,603,425
Glencore PLC (A)	1,527,430	6,555,859
Novartis AG	75,248	6,864,618
Roche Holding AG	24,350	9,176,011
STMicroelectronics NV	117,636	4,278,011
UBS Group AG	452,897	6,937,125
		37,415,049
United Kingdom - 9.2%
BAE Systems PLC	244,790	1,768,855
Coca-Cola Europacific Partners PLC	87,954	5,217,431
GlaxoSmithKline PLC	119,257	2,344,482
IMI PLC	185,666	4,418,775
JET2 PLC (A)	61,082	1,000,151
Melrose Industries PLC	1,170,390	2,519,289
Nomad Foods, Ltd. (A)	63,889	1,806,142
Persimmon PLC	59,165	2,423,610
Tesco PLC	1,306,466	4,035,906
Travis Perkins PLC (A)	179,820	4,207,299
		29,741,940
United States - 3.5%
Applied Materials, Inc.	21,666	3,085,238
Envista Holdings Corp. (A)	109,968	4,751,717
FMC Corp.	31,879	3,449,308
		11,286,263
TOTAL COMMON STOCKS (Cost $269,528,013)		$310,180,328
PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG	18,848	4,725,776
TOTAL PREFERRED SECURITIES (Cost $3,970,939)		$4,725,776
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	4,811,413	4,811,413
John Hancock Collateral Trust, 0.0324% (E)(F)	953,970	9,544,085
TOTAL SHORT-TERM INVESTMENTS (Cost $14,355,626)		$14,355,498
Total Investments (Disciplined Value International Trust) (Cost $287,854,578) - 102.0%		$329,261,602
Other assets and liabilities, net - (2.0%)		(6,509,802)
TOTAL NET ASSETS - 100.0%		$322,751,800

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.5%
Australia - 0.0%
MMG, Ltd. (A)	284,000	$124,754
Belgium - 0.0%
Titan Cement International SA (A)	1,772	34,390
Brazil - 3.6%
Banco Bradesco SA	59,872	263,139
Banco do Brasil SA	67,483	435,930
Banco Santander Brasil SA	17,518	142,643
Camil Alimentos SA	10,600	20,331
Cogna Educacao (A)	186,166	162,069
Enauta Participacoes SA	16,860	61,050
International Meal Company Alimentacao SA (A)	26,670	21,824
Iochpe Maxion SA (A)	11,411	36,776
JBS SA	10,100	59,092
JHSF Participacoes SA	28,427	41,551
Marisa Lojas SA (A)	14,758	27,476
Petroleo Brasileiro SA	403,347	2,456,347
Restoque Comercio e Confeccoes de Roupas SA (A)	3,836	3,270
Sao Carlos Empreendimentos e Participacoes SA	5,205	44,936
Trisul SA	13,137	25,752
Tupy SA (A)	9,951	47,496
Usinas Siderurgicas de Minas Gerais SA	14,738	58,522
Vale SA	247,149	5,627,412
		9,535,616
Canada - 0.1%
Atlas Corp.	9,130	130,103
Chile - 0.4%
Camanchaca SA (A)	214,992	14,128
CAP SA	5,458	93,643
Cementos BIO BIO SA	16,447	16,349
Cencosud SA	133,449	265,502
Cristalerias de Chile SA	3,626	13,626
Empresa Nacional de Telecomunicaciones SA	15,564	85,620
Empresas CMPC SA	53,560	127,630
Empresas COPEC SA	21,339	210,080
Empresas Hites SA (A)	46,731	9,519
Grupo Security SA	147,513	24,789
Hortifrut SA	9,101	11,153
Inversiones Aguas Metropolitanas SA	42,648	23,287
Itau CorpBanca Chile SA (A)	10,081,598	27,730
Masisa SA (A)	321,066	6,186
PAZ Corp. SA	16,523	11,137
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Ripley Corp. SA (A)	137,631	$35,420
Salfacorp SA	54,622	29,751
Sigdo Koppers SA	50,989	48,601
SMU SA	43,046	5,108
Sociedad Matriz SAAM SA	670,600	47,666
Socovesa SA	113,429	24,254
SONDA SA	17,248	9,749
		1,140,928
China - 24.6%
361 Degrees International, Ltd. (A)	140,000	76,313
3SBio, Inc. (A)(B)	146,500	181,161
AAC Technologies Holdings, Inc.	79,500	594,776
Agile Group Holdings, Ltd.	183,000	237,156
Agricultural Bank of China, Ltd., H Shares	2,201,000	763,758
Air China, Ltd., H Shares (A)	152,000	111,766
Alibaba Group Holding, Ltd. (A)	11,200	317,563
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	220,548
Angang Steel Company, Ltd., H Shares (C)	193,800	122,695
Anhui Conch Cement Company, Ltd., H Shares	137,000	726,192
Anton Oilfield Services Group (A)(C)	284,000	19,016
Asia Cement China Holdings Corp.	65,000	50,923
AsiaInfo Technologies, Ltd. (B)	17,200	29,209
AviChina Industry & Technology Company, Ltd., H Shares	230,000	152,230
BAIC Motor Corp., Ltd., H Shares (B)	207,000	77,019
Baidu, Inc., ADR (A)	14,801	3,017,924
BAIOO Family Interactive, Ltd. (B)	126,000	26,430
Bank of China, Ltd., H Shares	5,614,694	2,016,027
Bank of Chongqing Company, Ltd., H Shares	69,500	46,280
Bank of Communications Company, Ltd., H Shares	705,876	474,157
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	34,581
Baoye Group Company, Ltd., H Shares (A)	22,000	12,404
BBMG Corp., H Shares (C)	220,000	41,335
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	156,732
Beijing North Star Company, Ltd., H Shares	132,000	24,637
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	9,232
Boyaa Interactive International, Ltd. (A)	63,000	4,625
BYD Electronic International Company, Ltd. (C)	70,000	460,118
C&D Property Management Group Company, Ltd. (A)	14,000	8,649
Cabbeen Fashion, Ltd.	40,000	17,346
Central China Management Company, Ltd. (A)	113,732	33,544
Central China Real Estate, Ltd.	113,732	29,598
Chaowei Power Holdings, Ltd.	88,000	27,503
Cheetah Mobile, Inc., ADR (A)	4,594	10,888
China Aoyuan Group, Ltd.	134,000	113,169
China BlueChemical, Ltd., H Shares	264,000	77,208
China Cinda Asset Management Company, Ltd., H Shares	1,012,000	192,801
China CITIC Bank Corp., Ltd., H Shares	730,775	345,992
China Coal Energy Company, Ltd., H Shares	178,000	106,019
China Communications Services Corp., Ltd., H Shares	217,200	108,461

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Conch Venture Holdings, Ltd.	100,500	$422,860
China Construction Bank Corp., H Shares	6,962,000	5,463,107
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	18,849
China Dili Group (A)	190,600	51,453
China Dongxiang Group Company, Ltd.	530,000	93,617
China Eastern Airlines Corp., Ltd., H Shares	276,000	116,965
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	22,157
China Energy Engineering Corp., Ltd., H Shares	380,000	38,123
China Everbright Bank Company, Ltd., H Shares	353,000	144,112
China Evergrande Group (C)	202,000	262,717
China Galaxy Securities Company, Ltd., H Shares	301,000	179,343
China Hanking Holdings, Ltd.	61,000	10,376
China Harmony Auto Holding, Ltd.	105,500	46,402
China Hongqiao Group, Ltd.	249,000	337,171
China Huarong Asset Management Company, Ltd., H Shares (B)(D)	1,070,000	84,340
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,821
China International Capital Corp., Ltd., H Shares (B)	8,400	22,589
China International Marine Containers Group Company, Ltd., H Shares	64,700	142,631
China Kepei Education Group, Ltd.	68,000	49,104
China Lesso Group Holdings, Ltd.	133,000	328,333
China Life Insurance Company, Ltd., H Shares	315,000	624,525
China Lilang, Ltd.	72,000	46,710
China Literature, Ltd. (A)(B)	14,400	160,361
China Machinery Engineering Corp., H Shares	115,000	53,310
China Maple Leaf Educational Systems, Ltd. (A)(C)	222,000	59,948
China Medical System Holdings, Ltd.	146,000	383,750
China Merchants Bank Company, Ltd., H Shares	350,500	2,985,627
China Merchants Securities Company, Ltd., H Shares (B)	46,080	64,073
China Minsheng Banking Corp., Ltd., H Shares (C)	489,900	234,521
China Modern Dairy Holdings, Ltd. (C)	171,000	37,828
China Molybdenum Company, Ltd., H Shares	213,000	126,216
China National Building Material Company, Ltd., H Shares	567,450	666,320
China New Higher Education Group, Ltd. (B)	88,000	60,286
China Oilfield Services, Ltd., H Shares	182,000	163,044
China Oriental Group Company, Ltd.	164,000	52,945
China Pacific Insurance Group Company, Ltd., H Shares	271,800	853,796
China Petroleum & Chemical Corp., ADR	6,198	316,160
China Petroleum & Chemical Corp., H Shares	1,262,000	641,424
China Railway Group, Ltd., H Shares	379,000	197,563
China Railway Signal & Communication Corp., Ltd., H Shares (B)	207,000	76,462
China Reinsurance Group Corp., H Shares	554,000	56,348
China Resources Medical Holdings Company, Ltd.	103,000	125,151
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Resources Pharmaceutical Group, Ltd. (B)	195,500	$121,749
China Sanjiang Fine Chemicals Company, Ltd.	105,000	42,598
China SCE Group Holdings, Ltd.	266,200	109,386
China Shanshui Cement Group, Ltd. (A)	117,000	31,397
China Shenhua Energy Company, Ltd., H Shares	372,000	728,676
China Shineway Pharmaceutical Group, Ltd.	32,000	32,773
China Silver Group, Ltd. (A)	94,000	8,567
China Southern Airlines Company, Ltd., H Shares (A)	228,000	141,506
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	7,492
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,769
China Tower Corp., Ltd., H Shares (B)	3,192,000	439,551
China Vanke Company, Ltd., H Shares	188,900	590,410
China XLX Fertiliser, Ltd.	94,000	53,727
China Yongda Automobiles Services Holdings, Ltd.	101,000	180,761
China ZhengTong Auto Services Holdings, Ltd. (A)	160,000	16,498
China Zheshang Bank Company, Ltd., H Shares (A)(C)	42,000	21,560
China Zhongwang Holdings, Ltd. (A)	196,800	45,820
Chinasoft International, Ltd. (A)	100,000	181,887
Chongqing Rural Commercial Bank Company, Ltd., H Shares	311,000	122,902
CIFI Holdings Group Company, Ltd.	341,380	266,286
CITIC Securities Company, Ltd., H Shares	123,500	309,449
CITIC, Ltd.	460,130	495,464
Cogobuy Group (A)(B)	74,000	26,694
Colour Life Services Group Company, Ltd. (A)(C)	6,169	2,422
Consun Pharmaceutical Group, Ltd.	19,000	12,378
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	92,683
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	168,000	78,230
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	110,000	276,416
Cosmo Lady China Holdings Company, Ltd. (A)(B)	29,000	4,441
Country Garden Holdings Company, Ltd.	912,471	1,021,301
CPMC Holdings, Ltd.	76,000	44,532
CSPC Pharmaceutical Group, Ltd.	234,000	338,002
CT Environmental Group, Ltd. (A)(D)	164,000	6,463
DaFa Properties Group, Ltd.	27,000	21,731
Dali Foods Group Company, Ltd. (B)	180,500	107,567
Dexin China Holdings Company, Ltd. (A)(C)	66,000	25,103
Dongfang Electric Corp., Ltd., H Shares	29,000	23,216
Dongfeng Motor Group Company, Ltd., H Shares	210,000	188,503
Dongyue Group, Ltd.	143,000	119,585
DouYu International Holdings, Ltd., ADR (A)	3,398	23,242
E-Commodities Holdings, Ltd. (A)	348,000	17,262
E-House China Enterprise Holdings, Ltd.	17,700	15,112
Everbright Securities Company, Ltd., H Shares (B)	25,600	21,882
Fang Holdings, Ltd., ADR (A)	10	119

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fantasia Holdings Group Company, Ltd. (A)	172,500	$19,536
FinVolution Group, ADR	6,795	64,688
First Tractor Company, Ltd., H Shares	36,000	23,314
Fosun International, Ltd.	195,460	280,931
Fu Shou Yuan International Group, Ltd.	103,000	100,650
Fufeng Group, Ltd. (A)	270,200	86,559
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	9,600	67,584
GDS Holdings, Ltd., Class A (A)	1,800	17,681
Genertec Universal Medical Group Company, Ltd. (B)	99,000	96,729
GF Securities Company, Ltd., H Shares	119,800	155,077
GOME Retail Holdings, Ltd. (A)	434,000	55,683
Grand Baoxin Auto Group, Ltd. (A)	219,500	36,642
Great Wall Motor Company, Ltd., H Shares	88,500	285,194
Greatview Aseptic Packaging Company, Ltd.	44,000	19,860
Greenland Hong Kong Holdings, Ltd.	88,000	28,359
Greentown China Holdings, Ltd.	102,500	158,154
Guangshen Railway Company, Ltd., ADR (A)	3,552	34,703
Guangshen Railway Company, Ltd., H Shares (A)	34,000	6,610
Guangzhou Automobile Group Company, Ltd., H Shares	234,000	210,029
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	24,000	75,818
Guangzhou R&F Properties Company, Ltd., H Shares	201,600	230,241
Guorui Properties, Ltd.	84,000	4,328
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	49,141
Haichang Ocean Park Holdings, Ltd. (A)(B)	181,000	12,573
Haier Smart Home Company, Ltd., H Shares (A)	81,600	284,587
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	70,860
Haitian International Holdings, Ltd.	70,000	234,419
Haitong Securities Company, Ltd., H Shares	188,000	164,626
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	9,243
Harbin Electric Company, Ltd., H Shares (A)	128,000	34,782
HC Group, Inc. (A)(C)	98,000	12,494
Hengan International Group Company, Ltd.	70,000	468,405
Hiroca Holdings, Ltd.	8,000	18,947
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	53,802
Honghua Group, Ltd. (A)	367,000	13,000
Honworld Group, Ltd. (B)(D)	56,000	19,928
Hope Education Group Company, Ltd. (B)	174,000	41,871
Hua Hong Semiconductor, Ltd. (A)(B)	27,000	149,059
Huatai Securities Company, Ltd., H Shares (B)	112,800	165,462
Huishang Bank Corp., Ltd., H Shares	63,300	20,869
iDreamSky Technology Holdings, Ltd. (A)(B)	32,000	20,480
Industrial & Commercial Bank of China, Ltd., H Shares	5,463,000	3,201,422
Inke, Ltd. (A)	75,000	21,254
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	$17,886
JD.com, Inc., Class A (A)	13,650	543,585
Jiangxi Copper Company, Ltd., H Shares	99,000	202,176
Jingrui Holdings, Ltd. (A)	69,000	19,763
JinkoSolar Holding Company, Ltd., ADR (A)(C)	5,541	310,407
JNBY Design, Ltd.	19,000	33,742
JOYY, Inc., ADR	5,041	332,555
Kaisa Group Holdings, Ltd. (A)	294,857	111,493
Kaisa Prosperity Holdings, Ltd. (A)	4,000	15,540
Kangda International Environmental Company, Ltd. (A)(B)	140,000	12,450
Kasen International Holdings, Ltd. (A)	119,000	13,468
Kingsoft Corp., Ltd.	58,000	347,356
KWG Group Holdings, Ltd.	177,013	236,735
KWG Living Group Holdings, Ltd. (A)	88,506	113,252
Legend Holdings Corp., H Shares (B)	66,200	108,781
Lenovo Group, Ltd.	762,000	875,082
LexinFintech Holdings, Ltd., ADR (A)	14,967	183,346
Liaoning Port Company, Ltd., H Shares	204,000	20,230
Livzon Pharmaceutical Group, Inc., H Shares	17,400	85,707
Logan Group Company, Ltd.	166,000	248,303
Longfor Group Holdings, Ltd. (B)	201,500	1,122,387
Lonking Holdings, Ltd.	277,000	89,532
Luye Pharma Group, Ltd. (A)(B)	235,000	154,446
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	46,824
Metallurgical Corp. of China, Ltd., H Shares	185,000	43,107
Minth Group, Ltd.	88,000	417,350
MOBI Development Company, Ltd. (A)	70,000	4,684
Modern Land China Company, Ltd.	88,000	8,722
Momo, Inc., ADR	17,548	268,660
Nature Home Holding Company, Ltd. (A)	59,000	9,498
NetDragon Websoft Holdings, Ltd.	17,000	45,286
New China Life Insurance Company, Ltd., H Shares	86,800	295,968
NVC International Holdings, Ltd. (A)	267,000	6,873
Orient Securities Company, Ltd., H Shares (B)	66,400	48,145
PetroChina Company, Ltd., ADR (C)	1,761	86,342
PetroChina Company, Ltd., H Shares	2,098,000	1,027,411
PICC Property & Casualty Company, Ltd., H Shares	624,000	545,829
Ping An Insurance Group Company of China, Ltd., H Shares	261,000	2,551,379
Postal Savings Bank of China Company, Ltd., H Shares (B)	745,000	501,007
Powerlong Real Estate Holdings, Ltd.	178,000	152,553
Q Technology Group Company, Ltd.	37,000	75,768
Qingdao Port International Company, Ltd., H Shares (B)	19,000	10,471
Qingling Motors Company, Ltd., H Shares	128,000	27,165
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(B)	62,480	43,955
Redco Properties Group, Ltd. (B)	96,000	31,145
Redsun Properties Group, Ltd.	93,000	30,925
Ronshine China Holdings, Ltd. (A)	61,500	35,457
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	100,269
Seazen Group, Ltd. (A)	240,000	226,970

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Chenming Paper Holdings, Ltd., H Shares	41,000	$25,543
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	63,500	112,258
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	587,813
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	42,138
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	32,500	262,320
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	52,445
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	91,200	199,173
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	15,537
Shenguan Holdings Group, Ltd.	90,000	4,861
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	38,368
Shui On Land, Ltd. (A)	390,961	63,442
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	75,622
Sino-Ocean Group Holding, Ltd.	333,973	73,167
Sinopec Engineering Group Company, Ltd., H Shares	129,000	83,495
Sinopec Oilfield Service Corp., H Shares (A)	550,000	50,970
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	69,825
Sinopharm Group Company, Ltd., H Shares	156,800	465,185
Sinosoft Technology Group, Ltd.	104,000	19,828
Sinotrans, Ltd., H Shares	242,000	100,729
Sinotruk Hong Kong, Ltd.	100,500	215,371
Skyfame Realty Holdings, Ltd.	286,000	34,973
SOHO China, Ltd. (A)	247,000	132,604
Sun King Technology Group, Ltd. (A)	108,000	41,558
Sunac China Holdings, Ltd.	291,000	997,851
Sunac Services Holdings, Ltd. (B)	7,400	27,466
Sunshine 100 China Holdings, Ltd. (B)	77,000	12,209
TAL Education Group, ADR (A)	2,919	73,646
Ten Pao Group Holdings, Ltd.	80,000	21,631
Tencent Music Entertainment Group, ADR (A)	18,956	293,439
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,441
The People's Insurance Company Group of China, Ltd., H Shares	514,000	171,387
Tian Ge Interactive Holdings, Ltd. (A)(B)	44,000	6,180
Tiangong International Company, Ltd. (C)	108,000	46,022
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	10,691
Tianli Education International Holdings, Ltd. (A)	21,000	7,986
Tianneng Power International, Ltd. (C)	78,000	136,361
Tianyun International Holdings, Ltd. (A)	54,000	11,337
Tingyi Cayman Islands Holding Corp.	212,000	423,243
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	56,920
Tongcheng-Elong Holdings, Ltd. (A)	74,000	185,196
TravelSky Technology, Ltd., H Shares	88,000	189,603
Trigiant Group, Ltd. (A)	158,000	14,645
Trip.com Group, Ltd., ADR (A)	35,226	1,249,114
Tsingtao Brewery Company, Ltd., H Shares	16,000	172,067
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Uni-President China Holdings, Ltd.	120,000	$132,401
Viomi Technology Company, Ltd., ADR (A)(C)	4,620	39,224
Vipshop Holdings, Ltd., ADR (A)	17,059	342,545
Virscend Education Company, Ltd. (B)	59,000	8,291
Want Want China Holdings, Ltd.	439,000	310,839
Weibo Corp., ADR (A)	1,290	67,880
Weichai Power Company, Ltd., H Shares	217,000	481,804
Weiqiao Textile Company, H Shares	73,500	24,050
West China Cement, Ltd.	380,000	58,227
Wisdom Education International Holdings Company, Ltd.	122,000	33,324
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	35,500	37,200
Xiamen International Port Company, Ltd., H Shares	260,000	31,757
Xingda International Holdings, Ltd.	135,930	32,709
Xingfa Aluminium Holdings, Ltd.	29,000	47,610
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	36,489
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	47,000	73,434
Xinyi Solar Holdings, Ltd.	22,000	47,353
Xinyuan Real Estate Company, Ltd., ADR	6,010	15,927
Xtep International Holdings, Ltd.	151,231	284,944
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Company, H Shares (B)	15,500	19,701
Yanzhou Coal Mining Company, Ltd., H Shares	262,000	351,835
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)	33,400	36,842
Yiren Digital, Ltd., ADR (A)	7,156	43,008
Yum China Holdings, Inc.	28,049	1,858,246
Yuzhou Group Holdings Company, Ltd.	297,024	76,195
Zhaojin Mining Industry Company, Ltd., H Shares	122,500	116,492
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	32,314
Zhenro Properties Group, Ltd.	131,000	73,180
Zhong An Group, Ltd. (A)	409,000	20,314
Zhongsheng Group Holdings, Ltd.	13,500	112,298
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	58,000	69,492
Zhuzhou CRRC Times Electric Company, Ltd., H Shares (A)	47,900	282,923
Zijin Mining Group Company, Ltd., H Shares	46,000	61,727
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	117,233
ZTE Corp., H Shares	62,400	194,730
ZTO Express Cayman, Inc., ADR	34,890	1,058,912
		65,814,224
Colombia - 0.1%
Cementos Argos SA	24,726	35,248
Grupo Argos SA	36,406	97,005
Grupo de Inversiones Suramericana SA	23,322	114,963
		247,216
Czech Republic - 0.1%
CEZ AS	9,077	269,179
Komercni banka AS (A)	2,458	86,492
		355,671

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece - 0.3%
Alpha Services and Holdings SA (A)	98,073	$125,516
Bank of Greece	667	11,976
Ellaktor SA (A)	17,133	30,688
Eurobank Ergasias Services and Holdings SA (A)	179,251	180,929
Fourlis Holdings SA (A)	3,756	19,875
Hellenic Petroleum SA	6,586	47,966
Mytilineos SA	7,106	129,255
National Bank of Greece SA (A)	46,051	131,254
Piraeus Financial Holdings SA (A)	2,005	3,548
		681,007
Hong Kong - 5.7%
Ajisen China Holdings, Ltd.	147,000	33,637
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,321
Asian Citrus Holdings, Ltd. (A)(C)	249,000	10,107
Ausnutria Dairy Corp., Ltd. (A)	70,000	93,688
Beijing Energy International Holding Company, Ltd. (A)	814,000	29,851
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	8,645
Beijing Enterprises Holdings, Ltd.	63,500	225,291
Beijing Enterprises Water Group, Ltd. (A)	532,000	201,563
Bosideng International Holdings, Ltd.	394,000	281,528
Brilliance China Automotive Holdings, Ltd.	216,000	134,568
C C Land Holdings, Ltd.	125,126	30,605
C&D International Investment Group, Ltd. (A)	14,000	25,099
CA Cultural Technology Group, Ltd. (A)(C)	35,000	13,487
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd. (C)	150,000	61,949
China Aerospace International Holdings, Ltd.	190,000	17,110
China Aircraft Leasing Group Holdings, Ltd. (C)	23,000	17,974
China Boton Group Company, Ltd. (A)(C)	20,000	11,059
China Education Group Holdings, Ltd.	36,000	80,298
China Everbright Greentech, Ltd. (B)(C)	43,000	16,385
China Everbright, Ltd.	76,000	89,355
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,438
China Foods, Ltd.	74,000	26,886
China Gas Holdings, Ltd.	254,000	773,760
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	86,000	80,379
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,156
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	28,559
China Jinmao Holdings Group, Ltd.	500,000	167,295
China Longevity Group Company, Ltd. (A)(D)	93,000	4,923
China Lumena New Materials Corp. (A)(D)	2,036,000	0
China Mengniu Dairy Company, Ltd. (A)	56,000	338,310
China Merchants Land, Ltd. (A)	260,000	36,493
China Merchants Port Holdings Company, Ltd.	136,622	199,530
China New Town Development Company, Ltd.	300,165	4,447
China Oil & Gas Group, Ltd. (A)	600,000	32,457
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Overseas Grand Oceans Group, Ltd.	191,500	$111,524
China Overseas Land & Investment, Ltd.	421,000	954,670
China Resources Cement Holdings, Ltd.	282,000	267,939
China Resources Gas Group, Ltd.	98,000	587,725
China Resources Land, Ltd.	366,000	1,478,202
China South City Holdings, Ltd.	498,000	54,502
China Taiping Insurance Holdings Company, Ltd.	178,600	296,902
China Traditional Chinese Medicine Holdings Company, Ltd. (A)	336,000	230,190
China Travel International Investment Hong Kong, Ltd. (A)	314,000	52,120
China Vast Industrial Urban Development Company, Ltd. (B)	36,000	13,926
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,547
CIMC Enric Holdings, Ltd.	94,000	97,661
CITIC Resources Holdings, Ltd. (A)	488,000	24,475
Concord New Energy Group, Ltd.	690,000	52,438
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,944
COSCO SHIPPING Ports, Ltd.	162,371	126,774
CP Pokphand Company, Ltd.	870,000	95,213
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	27,105
Digital China Holdings, Ltd.	73,000	48,218
Far East Horizon, Ltd.	183,000	191,485
GCL-Poly Energy Holdings, Ltd. (A)(C)	2,057,000	329,120
Geely Automobile Holdings, Ltd.	602,000	1,890,737
Gemdale Properties & Investment Corp., Ltd.	778,000	99,124
Glorious Property Holdings, Ltd. (A)	88,000	2,609
Glory Sun Financial Group, Ltd. (A)(C)	612,000	16,451
Goldlion Holdings, Ltd.	36,000	8,306
Goldpac Group, Ltd.	46,000	10,493
Health & Happiness H&H International Holdings, Ltd.	24,500	102,735
Hi Sun Technology China, Ltd. (A)	372,000	62,660
Hopson Development Holdings, Ltd.	90,000	412,470
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	24,028
Jiayuan International Group, Ltd.	111,625	47,469
Joy City Property, Ltd.	328,000	19,252
Ju Teng International Holdings, Ltd.	130,000	27,290
Kingboard Holdings, Ltd.	88,130	488,620
Kingboard Laminates Holdings, Ltd.	111,000	249,246
Kunlun Energy Company, Ltd.	438,000	403,218
Lee & Man Paper Manufacturing, Ltd.	129,000	98,186
Lee's Pharmaceutical Holdings, Ltd.	54,000	33,776
Lifestyle China Group, Ltd. (A)	42,000	6,687
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	15,683
Min Xin Holdings, Ltd.	24,000	11,735
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	12,741
Mobvista, Inc. (A)(B)	18,000	23,120
New World Department Store China, Ltd. (A)	34,000	6,529
Nine Dragons Paper Holdings, Ltd.	185,000	237,219
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	10,436
PAX Global Technology, Ltd.	104,000	119,812
Poly Property Group Company, Ltd.	266,453	69,366
Pou Sheng International Holdings, Ltd. (A)	223,000	52,515
Prinx Chengshan Cayman Holding, Ltd.	18,000	20,166

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shanghai Industrial Holdings, Ltd.	37,000	$54,563
Shanghai Industrial Urban Development Group, Ltd.	359,400	33,838
Shanghai Zendai Property, Ltd. (A)	765,000	5,883
Shenzhen International Holdings, Ltd.	135,199	186,808
Shenzhen Investment, Ltd.	373,271	115,007
Shimao Group Holdings, Ltd.	150,000	367,456
Shoucheng Holdings, Ltd.	128,000	30,681
Shougang Fushan Resources Group, Ltd.	272,565	80,380
Silver Grant International Holdings Group, Ltd. (A)	160,000	12,380
Sino Biopharmaceutical, Ltd.	326,000	319,393
Sinofert Holdings, Ltd. (A)	300,000	43,266
Sinopec Kantons Holdings, Ltd.	160,000	59,937
Skyworth Group, Ltd. (A)	207,190	58,144
Solargiga Energy Holdings, Ltd. (A)	243,000	13,919
SSY Group, Ltd.	182,000	162,421
Symphony Holdings, Ltd.	20,000	2,319
TCL Electronics Holdings, Ltd. (A)	114,600	68,339
Texhong Textile Group, Ltd.	24,000	38,784
The Wharf Holdings, Ltd.	107,000	408,130
Tian An China Investment Company, Ltd.	54,000	32,698
Tianjin Port Development Holdings, Ltd.	478,000	37,525
Tomson Group, Ltd.	45,714	11,109
Tongda Group Holdings, Ltd. (A)	590,000	36,133
United Energy Group, Ltd.	220,000	31,732
Vinda International Holdings, Ltd.	39,000	120,071
Wasion Holdings, Ltd.	90,000	28,129
Yuexiu Property Company, Ltd.	165,908	174,785
		15,270,342
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC (A)	53,879	428,722
India - 12.1%
ACC, Ltd.	5,847	158,795
Adani Enterprises, Ltd. (A)	21,676	440,303
Adani Green Energy, Ltd. (A)	14,863	223,271
Adani Ports & Special Economic Zone, Ltd.	47,493	450,923
Adani Total Gas, Ltd.	1,936	26,618
Adani Transmission, Ltd. (A)	9,644	137,687
Aditya Birla Capital, Ltd. (A)	55,560	87,377
Allcargo Logistics, Ltd.	10,467	22,421
Ambuja Cements, Ltd.	55,925	256,351
Apollo Tyres, Ltd. (A)	28,578	86,689
Arvind Fashions, Ltd. (A)	4,879	8,974
Arvind, Ltd. (A)	12,009	12,729
Aster DM Healthcare, Ltd. (A)(B)	4,365	9,062
Aurobindo Pharma, Ltd.	33,905	440,687
Axis Bank, Ltd. (A)	119,271	1,204,145
Bajaj Holdings & Investment, Ltd. (A)	3,955	192,129
Balmer Lawrie & Company, Ltd.	11,041	20,870
Balrampur Chini Mills, Ltd.	17,968	86,554
Bank of Baroda (A)	88,922	103,057
BEML, Ltd.	1,822	32,934
Bharat Electronics, Ltd.	59,808	143,812
Bharat Heavy Electricals, Ltd. (A)	72,839	64,241
Bharti Airtel, Ltd.	9,061	64,455
Birla Corp., Ltd.	2,709	44,233
Birlasoft, Ltd.	13,384	72,007
Brigade Enterprises, Ltd. (A)	12,969	48,903
BSE, Ltd.	724	8,791
Cadila Healthcare, Ltd. (A)	5,367	46,632
Canara Bank (A)	9,205	18,871
Ceat, Ltd. (A)	2,623	47,957
Chambal Fertilizers & Chemicals, Ltd.	19,376	79,654
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	$6,276
Cholamandalam Financial Holdings, Ltd. (A)	5,037	44,701
Cipla, Ltd. (A)	35,701	466,686
Container Corp. of India, Ltd.	14,589	137,624
Cyient, Ltd.	5,147	59,855
Dalmia Bharat, Ltd. (A)	2,887	73,823
DB Corp., Ltd. (A)	6,129	8,344
DCB Bank, Ltd. (A)	23,624	33,021
DCM Shriram, Ltd.	6,717	82,372
Dishman Carbogen Amcis, Ltd. (A)	5,361	15,391
DLF, Ltd.	42,524	161,150
Edelweiss Financial Services, Ltd.	46,814	45,865
EID Parry India, Ltd. (A)	12,265	70,567
Exide Industries, Ltd.	26,285	64,476
Federal Bank, Ltd. (A)	191,615	225,313
Finolex Industries, Ltd. (A)	25,360	63,082
Firstsource Solutions, Ltd.	16,189	41,103
Fortis Healthcare, Ltd. (A)	23,713	78,004
GAIL India, Ltd.	193,496	390,500
General Insurance Corp. of India (A)(B)	8,025	22,507
GHCL, Ltd.	6,390	23,252
Glenmark Pharmaceuticals, Ltd.	13,855	121,543
Granules India, Ltd.	18,738	84,100
Grasim Industries, Ltd.	22,248	449,549
Gujarat Alkalies & Chemicals, Ltd.	3,130	16,966
Gujarat Ambuja Exports, Ltd. (A)	15,820	36,900
Gujarat Fluorochemicals, Ltd. (A)	4,397	68,986
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	52,267
Gujarat Pipavav Port, Ltd.	15,449	23,436
Gujarat State Petronet, Ltd.	22,857	103,142
Hero MotoCorp., Ltd.	389	15,215
HFCL, Ltd. (A)	95,724	87,527
Hindalco Industries, Ltd.	140,404	705,450
ICICI Bank, Ltd.	220,375	1,877,782
ICICI Bank, Ltd., ADR (A)	17,653	301,866
IDFC First Bank, Ltd. (A)	126,067	92,365
IDFC, Ltd. (A)	67,378	49,070
IIFL Finance, Ltd.	28,316	96,995
IIFL Securities, Ltd.	47,890	48,357
IIFL Wealth Management, Ltd.	1,561	24,390
Indiabulls Housing Finance, Ltd.	33,338	117,023
Indiabulls Real Estate, Ltd. (A)	28,092	44,641
Indian Bank (A)	13,953	26,970
Indus Towers, Ltd.	32,463	104,674
IndusInd Bank, Ltd.	8,509	116,532
Jagran Prakashan, Ltd. (A)	12,700	11,186
Jindal Saw, Ltd.	29,627	46,525
Jindal Steel & Power, Ltd. (A)	52,794	283,298
JK Cement, Ltd. (A)	1,702	65,317
JK Tyre & Industries, Ltd.	8,887	16,529
JM Financial, Ltd.	33,116	39,722
JSW Energy, Ltd.	51,942	117,750
JSW Steel, Ltd.	103,888	960,024
Jubilant Ingrevia, Ltd. (A)	11,603	81,820
Jubilant Pharmova, Ltd. (A)	11,603	114,442
Just Dial, Ltd. (A)	1,950	25,230
Jyothy Labs, Ltd. (A)	5,194	10,866
Kalpataru Power Transmission, Ltd.	9,196	52,844
Kaveri Seed Company, Ltd.	1,661	16,308
Kiri Industries, Ltd.	2,637	21,213
KPIT Technologies, Ltd. (A)	13,384	47,225
KPR Mill, Ltd.	4,562	93,396
KRBL, Ltd. (A)	2,618	8,333

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
L&T Finance Holdings, Ltd. (A)	74,021	$92,735
Larsen & Toubro, Ltd.	49,161	993,529
Laurus Labs, Ltd. (B)	14,325	133,479
LIC Housing Finance, Ltd.	39,247	248,774
Linde India, Ltd.	3,319	73,667
Lupin, Ltd.	23,401	362,020
Maharashtra Scooters, Ltd. (A)	404	20,316
Maharashtra Seamless, Ltd.	4,212	16,734
Mahindra & Mahindra Financial Services, Ltd. (A)	59,708	126,597
Mahindra & Mahindra, Ltd.	68,622	722,512
Mahindra CIE Automotive, Ltd. (A)	17,673	56,180
Mahindra Lifespace Developers, Ltd. (A)	3,463	27,891
Manappuram Finance, Ltd.	27,778	63,217
Max Healthcare Institute, Ltd. (A)	21,489	73,497
MOIL, Ltd.	14,559	37,651
Mphasis, Ltd.	7,042	202,616
MRF, Ltd.	99	106,706
NCC, Ltd.	25,675	30,144
NIIT, Ltd.	6,437	24,850
Nilkamal, Ltd.	1,287	38,459
NMDC, Ltd.	40,445	100,544
Oberoi Realty, Ltd. (A)	6,103	51,556
Omaxe, Ltd. (A)	5,567	5,974
Persistent Systems, Ltd.	6,112	245,513
Phillips Carbon Black, Ltd.	7,735	23,807
Piramal Enterprises, Ltd.	7,847	255,499
PNB Housing Finance, Ltd. (A)(B)	3,409	31,531
Polyplex Corp., Ltd.	2,563	47,740
Power Finance Corp., Ltd.	90,707	158,325
Prestige Estates Projects, Ltd. (A)	20,468	80,163
PTC India, Ltd.	31,315	43,791
Punjab National Bank (A)	97,317	55,495
Quess Corp., Ltd. (B)	1,882	20,739
Rain Industries, Ltd.	22,684	59,591
Rajesh Exports, Ltd.	8,931	67,819
Ramco Industries, Ltd.	4,270	15,582
Raymond, Ltd. (A)	1,181	6,584
RBL Bank, Ltd. (A)(B)	21,550	61,199
REC, Ltd.	89,160	178,816
Redington India, Ltd. (A)	40,574	146,527
Reliance Industries, Ltd., GDR (B)	121,829	6,891,972
Sharda Cropchem, Ltd.	2,311	10,730
Shriram City Union Finance, Ltd.	2,480	57,131
Shriram Transport Finance Company, Ltd.	13,889	251,463
Sobha, Ltd.	5,289	33,639
State Bank of India	109,237	617,283
Steel Authority of India, Ltd.	106,244	187,243
Strides Pharma Science, Ltd.	2,675	27,348
Sun Pharmaceutical Industries, Ltd.	54,244	492,460
Sun TV Network, Ltd.	7,964	56,794
TAKE Solutions, Ltd. (A)	7,707	6,586
Tata Chemicals, Ltd.	6,889	67,117
Tata Consumer Products, Ltd.	31,789	323,687
Tata Motors, Ltd. (A)	220,218	1,011,227
Tata Steel, Ltd.	34,913	548,555
Tech Mahindra, Ltd.	8,219	121,416
Techno Electric & Engineering Company, Ltd.	7,028	31,325
The Great Eastern Shipping Company, Ltd. (A)	12,279	64,266
The India Cements, Ltd.	20,619	53,306
The Karnataka Bank, Ltd. (A)	7,142	5,997
The Karur Vysya Bank, Ltd. (A)	24,026	16,793
The South Indian Bank, Ltd. (A)	134,442	23,925
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Transport Corp. of India, Ltd.	3,182	$17,774
Trident, Ltd.	171,050	37,666
Tube Investments of India, Ltd.	1,822	28,643
TV18 Broadcast, Ltd. (A)	95,709	55,562
Uflex, Ltd.	7,789	60,142
Unichem Laboratories, Ltd.	4,453	19,017
UPL, Ltd.	31,035	332,102
Vardhman Textiles, Ltd. (A)	3,223	59,326
Vedanta, Ltd., ADR	61,204	869,097
Vodafone Idea, Ltd. (A)	275,824	37,346
Welspun Corp., Ltd.	14,025	27,043
Welspun Enterprises, Ltd. (A)	9,451	14,246
Welspun India, Ltd.	12,315	15,988
Wipro, Ltd.	158,426	1,163,640
Wockhardt, Ltd. (A)	4,216	29,419
Yes Bank, Ltd. (A)	196,614	36,004
Zee Entertainment Enterprises, Ltd.	73,055	211,259
		32,455,724
Indonesia - 1.2%
Adaro Energy Tbk PT	1,772,000	147,487
Adhi Karya Persero Tbk PT (A)	235,600	12,281
AKR Corporindo Tbk PT	49,400	10,749
Alam Sutera Realty Tbk PT (A)	1,741,800	19,243
Astra Agro Lestari Tbk PT	49,555	26,003
Astra International Tbk PT	892,500	304,604
Astrindo Nusantara Infrastructure Tbk PT (A)	5,572,200	19,214
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,271
Bank Mandiri Persero Tbk PT	1,126,640	459,327
Bank Negara Indonesia Persero Tbk PT	591,381	189,217
Bank Pan Indonesia Tbk PT (A)	695,197	37,424
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	23,734
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	30,440
Bank Tabungan Negara Persero Tbk PT (A)	376,361	35,643
Barito Pacific Tbk PT	229,300	13,541
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	7,728
BISI International Tbk PT	290,800	22,572
Blue Bird Tbk PT (A)	5,500	459
Buana Lintas Lautan Tbk PT (A)	1,186,800	23,096
Bukit Asam Tbk PT	380,100	52,488
Bumi Serpong Damai Tbk PT (A)	499,400	33,151
Ciputra Development Tbk PT	1,290,744	82,891
Delta Dunia Makmur Tbk PT (A)	610,700	14,247
Elnusa Tbk PT	742,600	13,647
Erajaya Swasembada Tbk PT	1,113,500	53,101
Gudang Garam Tbk PT (A)	21,300	64,980
Indah Kiat Pulp & Paper Tbk PT	279,700	143,951
Indika Energy Tbk PT (A)	225,300	20,214
Indo Tambangraya Megah Tbk PT	34,600	33,930
Indofood Sukses Makmur Tbk PT	483,100	205,875
Intiland Development Tbk PT (A)	1,316,300	16,274
Japfa Comfeed Indonesia Tbk PT	499,770	59,718
Jaya Real Property Tbk PT	215,500	7,377
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	27,969
Lippo Karawaci Tbk PT (A)	4,020,148	42,733
Malindo Feedmill Tbk PT (A)	128,500	6,299
Medco Energi Internasional Tbk PT (A)	1,194,526	52,896
Media Nusantara Citra Tbk PT (A)	718,600	46,192
MNC Vision Networks Tbk PT (A)	614,600	11,106
Pabrik Kertas Tjiwi Kimia Tbk PT	60,500	32,581
Panin Financial Tbk PT (A)	949,400	12,321
Paninvest Tbk PT (A)	116,800	6,203

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	$22,500
PP Persero Tbk PT (A)	292,600	18,508
Puradelta Lestari Tbk PT	1,584,700	21,030
Salim Ivomas Pratama Tbk PT (A)	670,100	20,167
Semen Indonesia Persero Tbk PT	164,600	108,006
Siloam International Hospitals Tbk PT	36,900	21,243
Sri Rejeki Isman Tbk PT (D)	1,260,900	12,696
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Trias Sentosa Tbk PT	512,800	17,857
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	26,778
United Tractors Tbk PT	202,200	282,886
Vale Indonesia Tbk PT	224,100	71,353
Waskita Beton Precast Tbk PT (A)	1,406,800	14,656
Waskita Karya Persero Tbk PT (A)	533,700	32,428
Wijaya Karya Persero Tbk PT (A)	349,400	23,915
XL Axiata Tbk PT	403,300	74,380
		3,221,580
Malaysia - 1.5%
Aeon Company M BHD	28,600	8,886
AFFIN Bank BHD	92,555	39,051
Alliance Bank Malaysia BHD	129,100	74,976
AMMB Holdings BHD	204,262	145,196
Batu Kawan BHD	3,100	14,385
Berjaya Assets BHD (A)	77,400	4,759
Berjaya Corp. BHD (A)(C)	439,496	28,069
Berjaya Land BHD (A)	244,400	14,132
BIMB Holdings BHD	26,300	24,591
Boustead Holdings BHD (A)	116,088	18,349
Cahya Mata Sarawak BHD	52,100	14,320
CIMB Group Holdings BHD	541,917	602,187
Cypark Resources BHD (A)	54,200	12,149
DRB-Hicom BHD	93,400	36,687
Eco World Development Group BHD	84,300	14,214
Ekovest BHD	146,600	14,485
Gamuda BHD (A)	99,430	75,002
Genting BHD	183,000	217,395
Genting Malaysia BHD	219,300	146,390
Hengyuan Refining Company BHD	28,800	33,509
HeveaBoard BHD	105,300	12,309
Hong Leong Financial Group BHD	27,099	116,298
IJM Corp. BHD	264,060	113,951
Insas BHD	88,369	18,639
JAKS Resources BHD (A)	177,060	20,485
Jaya Tiasa Holdings BHD (A)	58,826	8,087
Keck Seng Malaysia BHD (A)	11,300	9,607
Land & General BHD (A)	437,820	12,152
Lotte Chemical Titan Holding BHD (B)	30,231	20,263
Magnum BHD	132,714	63,310
Mah Sing Group BHD	192,300	39,223
Malayan Banking BHD	346,747	677,520
Malaysia Airports Holdings BHD (A)	36,700	53,077
Malaysia Building Society BHD	184,128	26,857
Malaysian Resources Corp. BHD	207,000	20,205
Matrix Concepts Holdings BHD	17,400	8,260
MBM Resources BHD	11,400	8,629
MISC BHD	106,200	173,572
MKH BHD	49,230	15,302
MMC Corp. BHD	68,600	29,947
MNRB Holdings BHD	36,891	11,387
Muhibbah Engineering M BHD	69,300	15,450
Oriental Holdings BHD	44,420	54,543
OSK Holdings BHD	111,397	22,826
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Pos Malaysia BHD (A)	30,900	$5,959
PPB Group BHD	30,500	134,473
RHB Bank BHD	140,789	183,196
Sapura Energy BHD (A)	1,155,500	34,949
Sime Darby BHD	307,400	161,431
Sime Darby Property BHD	271,300	39,247
SP Setia BHD Group (A)	173,900	44,366
Sunway BHD	140,407	58,906
Ta Ann Holdings BHD	50,348	30,813
Tan Chong Motor Holdings BHD	6,300	1,775
Tropicana Corp. BHD (A)	161,380	34,178
UEM Edgenta BHD (A)	32,900	13,392
UEM Sunrise BHD (A)	372,300	34,996
UMW Holdings BHD (C)	48,800	37,143
United Malacca BHD	11,900	14,472
UOA Development BHD (C)	106,900	42,202
Velesto Energy BHD (A)	428,800	16,055
Vivocom International Holdings BHD (A)	51,766	7,090
WCT Holdings BHD (A)	194,484	24,138
Yinson Holdings BHD	16,500	19,923
YNH Property BHD	34,619	22,786
YTL Corp. BHD (A)	536,837	84,751
		4,136,872
Mexico - 2.3%
Alfa SAB de CV, Class A	370,181	277,069
Alpek SAB de CV	49,200	60,519
Alterna Asesoria Internacional SAB de CV (A)	16,024	755
Arca Continental SAB de CV	25,987	150,389
Banco del Bajio SA (B)	68,070	122,215
Cemex SAB de CV, Series CPO (A)	807,431	679,678
Coca-Cola Femsa SAB de CV	23,422	123,960
Consorcio ARA SAB de CV (A)	25,993	5,998
Controladora Nemak SAB de CV (A)	242,555	39,424
Corp. Actinver SAB de CV	16,024	7,838
Credito Real SAB de CV (A)	47,738	23,924
El Puerto de Liverpool SAB de CV, Series C1	13,794	61,068
Fomento Economico Mexicano SAB de CV	4,256	35,999
Gentera SAB de CV (A)	115,192	67,610
Grupo Carso SAB de CV, Series A1	34,769	108,245
Grupo Cementos de Chihuahua SAB de CV	14,906	119,845
Grupo Comercial Chedraui SA de CV	28,776	46,079
Grupo Elektra SAB de CV	714	57,796
Grupo Financiero Banorte SAB de CV, Series O	163,262	1,051,285
Grupo Financiero Inbursa SAB de CV, Series O (A)	145,540	143,393
Grupo KUO SAB de CV, Series B (A)	47,192	111,268
Grupo Mexico SAB de CV, Series B	242,225	1,141,741
Grupo Pochteca SAB de CV (A)	9,600	3,708
Grupo Sanborns SAB de CV (A)	116,721	114,238
Grupo Televisa SAB, Series CPO	202,588	578,881
Industrias Bachoco SAB de CV, Series B	14,121	53,299
Industrias CH SAB de CV, Series B (A)	21,296	185,878
Industrias Penoles SAB de CV (A)	8,071	111,745
Minera Frisco SAB de CV, Series A1 (A)(C)	168,003	34,470
Nemak SAB de CV (A)(B)	122,637	43,004
Orbia Advance Corp. SAB de CV	82,670	216,110
Organizacion Cultiba SAB de CV	17,095	9,871
Organizacion Soriana SAB de CV, Series B (A)	201,350	182,219

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	6,552	$52,317
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	16,074
Unifin Financiera SAB de CV (A)	32,326	49,460
Vitro SAB de CV, Series A	6,357	7,925
		6,095,297
Philippines - 0.8%
Alliance Global Group, Inc.	382,700	79,534
Ayala Corp.	9,390	153,913
Bank of the Philippine Islands	74,260	134,842
BDO Unibank, Inc.	154,227	357,585
Cebu Air, Inc. (A)	27,720	30,747
China Banking Corp.	75,528	39,453
Cosco Capital, Inc.	388,900	42,578
DMCI Holdings, Inc.	144,200	18,565
East West Banking Corp. (A)	74,300	15,829
EEI Corp. (A)	43,000	6,777
Filinvest Development Corp.	119,475	19,677
Filinvest Land, Inc.	937,500	21,116
First Philippine Holdings Corp.	29,660	48,048
Global Ferronickel Holdings, Inc.	283,424	14,953
GT Capital Holdings, Inc.	4,619	57,456
JG Summit Holdings, Inc.	207,282	264,025
LT Group, Inc.	159,800	42,212
Megaworld Corp.	839,700	55,574
Metropolitan Bank & Trust Company	130,973	130,644
Petron Corp. (A)	289,400	19,743
Philex Mining Corp.	161,300	21,326
Philippine National Bank (A)	65,310	30,237
Philtown Properties, Inc. (A)(D)	3,844	121
Phoenix Petroleum Philippines, Inc. (A)	22,200	5,904
PNB Holdings Corp. (A)(D)	10,246	67
Premium Leisure Corp.	815,000	7,086
RFM Corp.	133,500	12,289
Rizal Commercial Banking Corp.	62,703	29,022
Robinsons Land Corp.	285,768	101,224
Robinsons Retail Holdings, Inc.	16,680	18,356
San Miguel Corp.	60,640	145,879
Security Bank Corp.	15,410	37,228
Top Frontier Investment Holdings, Inc. (A)	18,024	51,256
Union Bank of the Philippines	43,950	68,903
Vista Land & Lifescapes, Inc.	569,000	44,301
		2,126,470
Poland - 0.7%
Alior Bank SA (A)	8,706	76,167
Asseco Poland SA	3,962	80,182
Bank Millennium SA (A)	57,979	70,928
Ciech SA	2,826	35,959
Develia SA	22,340	19,616
Enea SA (A)	24,198	53,946
Famur SA (A)	24,204	14,495
Grupa Azoty SA (A)	4,728	40,923
Grupa Lotos SA	6,032	85,041
Jastrzebska Spolka Weglowa SA (A)	2,583	23,862
KGHM Polska Miedz SA	8,275	407,155
Lubelski Wegiel Bogdanka SA (A)	2,164	16,147
mBank SA (A)	914	78,031
PGE Polska Grupa Energetyczna SA (A)	63,994	157,946
PKP Cargo SA (A)	5,709	31,448
Polski Koncern Naftowy ORLEN SA	30,903	623,050
Stalexport Autostrady SA	15,820	14,597
Tauron Polska Energia SA (A)	64,088	56,119
		1,885,612
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar - 0.5%
Aamal Company	210,501	$56,874
Alijarah Holding Company QPSC	77,548	24,898
Baladna	72,138	30,122
Barwa Real Estate Company	145,829	119,475
Commercial Bank PSQC	142,087	205,600
Doha Bank QPSC	82,047	63,635
Doha Insurance Company QSC	25,407	13,606
Gulf International Services QSC (A)	102,379	42,004
Gulf Warehousing Company	19,525	27,749
Investment Holding Group (A)	88,748	27,029
Mannai Corp. QSC	5,422	5,679
Mesaieed Petrochemical Holding Company	223,749	115,723
Ooredoo QPSC	66,911	134,126
Qatar Fuel QSC	23,560	114,663
Qatar Insurance Company SAQ (A)	67,880	46,319
Qatar National Cement Company QSC	23,781	32,598
Qatar Navigation QSC	32,522	65,821
United Development Company QSC	177,150	70,771
Vodafone Qatar QSC	145,471	64,574
Widam Food Company	9,520	11,552
		1,272,818
Russia - 1.4%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,500,057
LUKOIL PJSC, ADR	22,853	2,121,042
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	3,675	28,503
RusHydro PJSC, ADR	74,896	84,957
VTB Bank PJSC, GDR	86,297	114,868
		3,849,427
Saudi Arabia - 2.0%
Al Babtain Power & Telecommunication Company	2,665	28,703
Al Jouf Cement Company (A)	7,491	28,857
Al-Etihad Cooperative Insurance Company (A)	3,266	21,365
Alinma Bank	71,276	400,055
Arab National Bank	29,954	181,359
Arabian Cement Company	4,196	50,784
Aseer Trading Tourism & Manufacturing Company (A)	3,891	27,964
AXA Cooperative Insurance Company (A)	2,090	21,828
Bank Al-Jazira (A)	5,756	28,420
Banque Saudi Fransi	20,790	212,902
Dar Al Arkan Real Estate Development Company (A)	31,473	88,798
Eastern Province Cement Company	2,857	37,212
Etihad Etisalat Company	31,820	281,369
Jazan Energy and Development Company (A)	3,513	25,160
Middle East Healthcare Company (A)	2,179	22,755
Mobile Telecommunications Company Saudi Arabia (A)	36,192	140,349
Najran Cement Company	7,837	50,476
National Industrialization Company (A)	17,952	92,553
Riyad Bank	83,418	589,514
Sahara International Petrochemical Company	27,366	223,780
Saudi Arabian Mining Company (A)	792	13,366
Saudi Basic Industries Corp.	47,599	1,547,436
Saudi Chemical Company Holding	3,283	35,872
Saudi Kayan Petrochemical Company (A)	58,307	281,014
Tabuk Cement Company (A)	4,675	30,238
The Saudi British Bank (A)	36,504	306,849
The Saudi Investment Bank	5,091	23,025

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Saudi National Bank	33,557	$515,434
Walaa Cooperative Insurance Company (A)	2,461	16,874
Yamama Cement Company (A)	8,393	76,750
Yanbu Cement Company	4,521	53,649
		5,454,710
South Africa - 3.9%
Absa Group, Ltd. (A)	53,337	506,645
AECI, Ltd.	11,686	79,906
African Rainbow Minerals, Ltd.	10,677	189,951
Alexander Forbes Group Holdings, Ltd.	120,790	35,160
Alviva Holdings, Ltd.	22,754	21,988
AngloGold Ashanti, Ltd.	4,187	77,717
Aspen Pharmacare Holdings, Ltd. (A)	24,524	277,970
Astral Foods, Ltd.	4,628	51,045
Balwin Properties, Ltd.	6,271	1,877
Barloworld, Ltd.	29,177	218,567
Blue Label Telecoms, Ltd. (A)	44,582	13,102
Caxton & CTP Publishers & Printers, Ltd. (A)	19,879	12,009
DataTec, Ltd. (A)	17,642	34,101
Discovery, Ltd. (A)	28,018	247,043
Exxaro Resources, Ltd.	21,211	250,312
FirstRand, Ltd.	137,017	514,072
Gold Fields, Ltd., ADR	64,925	577,833
Grindrod, Ltd. (A)	45,556	15,475
Harmony Gold Mining Company, Ltd.	10,790	39,767
Hudaco Industries, Ltd.	5,065	45,431
Impala Platinum Holdings, Ltd.	47,215	776,570
Imperial Logistics, Ltd.	19,928	66,133
Investec, Ltd.	25,084	95,838
KAP Industrial Holdings, Ltd. (A)	320,850	92,894
Lewis Group, Ltd.	14,408	34,207
Liberty Holdings, Ltd. (A)	15,664	67,527
Life Healthcare Group Holdings, Ltd. (A)	120,405	192,218
Long4Life, Ltd. (A)	31,563	9,330
Massmart Holdings, Ltd. (A)	5,538	24,362
Metair Investments, Ltd.	28,785	45,402
Momentum Metropolitan Holdings	112,808	153,934
Motus Holdings, Ltd.	14,065	92,011
Mpact, Ltd.	23,460	42,636
MTN Group, Ltd. (A)	193,966	1,401,325
Murray & Roberts Holdings, Ltd. (A)	60,191	43,669
Nedbank Group, Ltd. (A)	29,166	348,913
Ninety One, Ltd.	12,542	37,612
Oceana Group, Ltd.	2,614	11,960
Old Mutual, Ltd.	238,727	225,604
Omnia Holdings, Ltd. (A)	19,012	73,601
Pepkor Holdings, Ltd. (A)(B)	42,396	59,764
PPC, Ltd. (A)	168,790	45,995
PSG Group, Ltd.	5,957	33,201
Raubex Group, Ltd.	25,287	57,543
RCL Foods, Ltd.	35,643	24,125
Reunert, Ltd.	22,587	80,036
Royal Bafokeng Platinum, Ltd.	6,534	46,757
Sanlam, Ltd.	33,478	143,950
Sappi, Ltd. (A)	61,862	178,813
Sasol, Ltd. (A)	38,091	580,283
Sibanye Stillwater, Ltd.	79,031	329,353
Standard Bank Group, Ltd.	110,671	988,360
Super Group, Ltd. (A)	49,845	108,805
Telkom SA SOC, Ltd.	37,622	122,433
The Bidvest Group, Ltd.	15,088	201,530
The Foschini Group, Ltd. (A)	30,762	341,209
Tiger Brands, Ltd.	7,082	103,566
Trencor, Ltd.	40,666	11,390
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Wilson Bayly Holmes-Ovcon, Ltd. (A)	7,646	$60,219
		10,563,049
South Korea - 14.7%
Aekyung Petrochemical Company, Ltd.	2,084	21,630
AJ Networks Company, Ltd.	2,832	15,316
AK Holdings, Inc.	743	21,504
Asia Cement Company, Ltd.	32	3,646
ASIA Holdings Company, Ltd.	241	27,835
BNK Financial Group, Inc.	31,490	216,540
Bookook Securities Company, Ltd.	501	11,344
Busan City Gas Company, Ltd.	58	3,185
Chosun Refractories Company, Ltd.	338	27,311
CJ CheilJedang Corp.	1,034	423,245
CJ Corp.	2,236	212,255
CJ Logistics Corp. (A)	826	129,713
Dae Han Flour Mills Company, Ltd.	232	37,210
Dae Won Kang Up Company, Ltd.	4,385	16,529
Daedong Corp.	3,364	34,812
Daesang Corp.	2,028	49,981
Daesang Holdings Company, Ltd.	2,310	24,112
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	176,296
Dahaam E-Tec Company, Ltd. (A)	2,630	120,039
Daihan Pharmaceutical Company, Ltd.	563	17,349
Daishin Securities Company, Ltd.	3,901	68,437
Daou Data Corp.	1,778	25,039
Daou Technology, Inc.	3,359	84,969
DB Financial Investment Company, Ltd.	3,849	24,764
DB Insurance Company, Ltd.	6,507	316,870
DB, Inc. (A)	19,825	18,573
Deutsch Motors, Inc.	3,903	28,787
DGB Financial Group, Inc.	22,082	182,686
DI Dong Il Corp.	216	37,661
DL E&C Company, Ltd. (A)	2,017	254,035
DL Holdings Company, Ltd.	1,609	114,285
Dongkuk Industries Company, Ltd.	8,476	30,680
Dongkuk Steel Mill Company, Ltd.	6,404	126,090
Dongwon Development Company, Ltd.	5,212	28,655
Dongwon F&B Company, Ltd.	122	24,683
Dongwon Industries Company, Ltd.	176	41,129
Doosan Bobcat, Inc. (A)	4,079	174,005
Doosan Company, Ltd.	554	47,125
Doosan Infracore Company, Ltd. (A)	19,096	244,598
DTR Automotive Corp.	1,179	43,654
Easy Holdings Company, Ltd.	3,872	17,906
E-MART, Inc.	1,480	210,087
Eugene Corp.	6,888	35,736
Eugene Investment & Securities Company, Ltd.	11,471	46,549
Eusu Holdings Company, Ltd.	1,407	8,925
Farmsco	2,687	17,109
GS Engineering & Construction Corp.	7,532	286,781
GS Global Corp. (A)	7,813	21,099
GS Holdings Corp.	6,453	265,319
GS Home Shopping, Inc.	370	50,949
Gwangju Shinsegae Company, Ltd.	152	26,513
Halla Holdings Corp.	837	36,471
Hana Financial Group, Inc.	35,399	1,450,701
Handsome Company, Ltd.	1,545	58,901
Hanil Holdings Company, Ltd.	2,975	36,203
Hanjin Transportation Company, Ltd.	1,052	40,023
Hankook Tire & Technology Company, Ltd.	9,820	450,583
Hanshin Construction Company, Ltd.	1,844	42,560
Hansol Holdings Company, Ltd.	5,241	22,204

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hansol Paper Company, Ltd.	2,920	$42,404
Hansol Technics Company, Ltd. (A)	3,325	26,965
Hanwha Aerospace Company, Ltd.	2,248	93,760
Hanwha Corp.	4,500	126,703
Hanwha General Insurance Company, Ltd. (A)	5,427	23,516
Hanwha Investment & Securities Company, Ltd. (A)	15,071	63,855
Hanwha Life Insurance Company, Ltd.	34,108	114,076
Hanwha Solutions Corp. (A)	10,905	430,679
Harim Holdings Company, Ltd.	5,472	50,998
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	26,734
Hitejinro Holdings Company, Ltd.	995	15,093
Huvis Corp.	3,715	37,460
Huvitz Company, Ltd.	1,341	11,964
Hyosung Corp.	1,035	94,641
Hyosung Heavy Industries Corp. (A)	742	48,055
Hyundai Construction Equipment Company, Ltd. (A)	1,613	79,365
Hyundai Corp.	1,339	24,063
Hyundai Corp. Holdings, Inc.	1,811	23,546
Hyundai Department Store Company, Ltd.	1,243	96,465
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	40,554
Hyundai Engineering & Construction Company, Ltd.	6,540	338,553
Hyundai Futurenet Company, Ltd.	8,894	36,106
Hyundai Greenfood Company, Ltd.	5,234	49,975
Hyundai Heavy Industries Holdings Company, Ltd.	3,580	225,139
Hyundai Home Shopping Network Corp.	652	52,341
Hyundai Livart Furniture Company, Ltd.	1,327	23,165
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	192,259
Hyundai Mipo Dockyard Company, Ltd. (A)	1,765	137,002
Hyundai Mobis Company, Ltd.	4,537	1,176,586
Hyundai Motor Company	9,379	1,995,674
Hyundai Motor Securities Company, Ltd.	3,480	42,951
Hyundai Steel Company	6,801	324,686
Hyundai Wia Corp.	1,918	172,789
Industrial Bank of Korea	26,166	244,244
Interpark Corp.	5,387	26,394
INTOPS Company, Ltd.	1,374	37,398
Jahwa Electronics Company, Ltd. (A)	2,057	40,848
JB Financial Group Company, Ltd.	16,807	112,571
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	3,214	38,908
KB Financial Group, Inc.	5,839	289,790
KB Financial Group, Inc., ADR	39,288	1,936,898
KC Company, Ltd.	1,496	35,874
KCC Corp.	347	106,018
KCC Glass Corp.	939	52,285
Kia Corp.	18,836	1,501,095
KISCO Corp.	4,131	37,599
KISCO Holdings Company, Ltd.	1,536	28,438
KISWIRE, Ltd.	1,553	34,642
KIWOOM Securities Company, Ltd.	1,432	166,391
Kolmar Korea Holdings Company, Ltd.	1,323	35,735
Kolon Corp.	898	27,443
Kolon Industries, Inc.	2,219	159,020
Korea Asset In Trust Company, Ltd.	9,060	38,579
Korea Electric Terminal Company, Ltd.	561	50,342
Korea Investment Holdings Company, Ltd.	4,028	368,510
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Line Corp. (A)	23,137	$72,517
Korea Petrochemical Industrial Company, Ltd.	441	93,214
Korea Real Estate Investment & Trust Company, Ltd.	14,635	30,672
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	342,784
Korea Zinc Company, Ltd.	845	324,036
Korean Air Lines Company, Ltd. (A)	16,372	457,922
Korean Reinsurance Company	9,470	82,896
Kortek Corp.	1,806	17,789
KPX Chemical Company, Ltd.	660	40,310
KSS LINE, Ltd.	3,562	39,866
KT Skylife Company, Ltd.	1,768	16,913
KT&G Corp.	2,902	217,482
KTB Investment & Securities Company, Ltd.	8,806	60,853
Kukdo Chemical Company, Ltd.	308	21,902
Kumho Tire Company, Inc. (A)	7,054	50,217
Kyeryong Construction Industrial Company, Ltd.	1,547	49,533
LF Corp.	2,312	41,782
LG Corp.	6,087	553,795
LG Display Company, Ltd., ADR (A)(C)	58,346	623,719
LG Electronics, Inc.	12,336	1,786,061
LG Hausys, Ltd.	659	57,466
LG HelloVision Company, Ltd.	3,836	30,779
LG International Corp.	2,902	80,394
LG Uplus Corp.	18,651	254,287
Lotte Chemical Corp.	1,193	278,022
Lotte Chilsung Beverage Company, Ltd.	305	39,298
Lotte Corp.	2,012	71,772
LOTTE Fine Chemical Company, Ltd.	1,849	108,318
Lotte Food Company, Ltd.	34	14,288
LOTTE Himart Company, Ltd.	1,006	32,011
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	9,808
Lotte Shopping Company, Ltd.	1,153	118,191
LS Corp.	1,793	112,581
LX Holdings Corp. (A)	2,952	29,490
Meritz Financial Group, Inc.	4,707	88,709
Meritz Fire & Marine Insurance Company, Ltd.	7,460	135,271
Meritz Securities Company, Ltd.	35,902	151,017
Mirae Asset Life Insurance Company, Ltd.	12,332	46,849
Mirae Asset Securities Company, Ltd.	33,985	284,605
MK Electron Company, Ltd.	2,304	33,205
Muhak Company, Ltd.	2,080	16,895
Namyang Dairy Products Company, Ltd.	58	38,987
Nexen Corp.	3,733	18,299
Nexen Tire Corp.	6,465	60,804
NH Investment & Securities Company, Ltd.	12,340	141,339
NHN Corp. (A)	941	69,675
Nong Shim Holdings Company, Ltd.	402	28,978
NongShim Company, Ltd.	255	70,972
NS Shopping Company, Ltd.	1,078	13,384
OCI Company, Ltd. (A)	1,606	167,095
Orion Holdings Corp.	2,756	41,710
Paik Kwang Industrial Company, Ltd.	8,300	49,206
Pan Ocean Company, Ltd.	26,446	200,522
Paradise Company, Ltd. (A)	2,760	44,348
Poongsan Corp.	2,423	82,060
Poongsan Holdings Corp.	1,129	28,377
POSCO	5,983	1,849,044

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Posco International Corp.	5,969	$123,487
Rayence Company, Ltd.	1,351	16,787
Sam Young Electronics Company, Ltd.	938	11,690
Samho Development Company, Ltd.	4,213	24,354
Sammok S-Form Company, Ltd. (A)	1,315	18,968
SAMPYO Cement Company, Ltd.	4,134	22,317
Samsung C&T Corp.	4,883	591,371
Samsung Card Company, Ltd.	3,308	100,793
Samsung Electronics Company, Ltd.	31,700	2,269,281
Samsung Fire & Marine Insurance Company, Ltd.	3,605	706,080
Samsung Heavy Industries Company, Ltd. (A)	37,701	224,440
Samsung Life Insurance Company, Ltd.	5,063	359,254
Samsung Securities Company, Ltd.	4,810	191,896
SAMT Company, Ltd.	11,604	43,882
Samyang Corp.	258	14,472
Samyang Holdings Corp.	535	52,434
Sangsangin Company, Ltd. (A)	7,001	48,728
Sebang Company, Ltd.	1,153	15,152
Sebang Global Battery Company, Ltd.	921	79,257
Sejong Industrial Company, Ltd.	1,547	13,617
SGC eTec E&C Company, Ltd.	137	8,484
Shindaeyang Paper Company, Ltd.	267	21,144
Shinhan Financial Group Company, Ltd.	2,494	90,045
Shinhan Financial Group Company, Ltd., ADR	44,055	1,579,372
Shinsegae Engineering & Construction Company, Ltd.	621	25,261
Shinsegae Food Company, Ltd.	268	24,161
Shinsegae, Inc.	886	224,514
Shinwha Intertek Corp.	4,441	15,527
Shinyoung Securities Company, Ltd.	580	33,567
SK Discovery Company, Ltd.	1,496	70,282
SK Gas, Ltd.	496	54,011
SK Hynix, Inc.	11,934	1,346,974
SK Innovation Company, Ltd. (A)	2,416	633,496
SK Networks Company, Ltd.	21,423	114,363
SK Securities Company, Ltd.	27,076	24,646
SK, Inc.	2,806	703,314
SL Corp.	1,618	51,234
SNT Holdings Company, Ltd.	1,460	28,575
SNT Motiv Company, Ltd.	1,396	87,948
Solus Advanced Materials Company, Ltd.	1,022	46,751
Sungshin Cement Company, Ltd.	3,637	39,421
Sungwoo Hitech Company, Ltd.	2,984	19,401
Sunjin Company, Ltd.	2,276	35,750
Taekwang Industrial Company, Ltd.	48	49,676
Taeyoung Engineering & Construction Company, Ltd.	2,234	24,809
Tongyang Life Insurance Company, Ltd.	7,644	38,085
Tovis Company, Ltd. (A)	1,305	9,820
TS Corp.	12,730	39,984
TY Holdings Company, Ltd. (A)	2,153	55,845
Unid Company, Ltd.	746	51,375
Wonik Holdings Company, Ltd. (A)	5,948	35,671
Woori Financial Group, Inc.	55,792	568,010
Young Poong Corp.	51	29,307
Youngone Corp.	3,192	125,911
Youngone Holdings Company, Ltd.	920	39,471
Yuanta Securities Korea Company, Ltd.	11,703	50,107
Zeus Company, Ltd.	1,798	37,907
		39,423,138
Taiwan - 17.2%
AcBel Polytech, Inc.	12,000	11,192
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Acer, Inc. (C)	256,452	$269,525
ACES Electronic Company, Ltd.	18,000	33,456
Advanced International Multitech Company, Ltd. (A)	13,000	39,143
Advancetek Enterprise Company, Ltd.	35,186	23,981
AGV Products Corp. (A)	87,716	36,677
Alpha Networks, Inc.	31,773	32,515
Altek Corp.	16,000	21,272
AmTRAN Technology Company, Ltd. (A)	53,000	33,069
Apacer Technology, Inc. (A)	11,000	19,981
APCB, Inc.	37,000	26,951
Apex International Company, Ltd.	7,000	15,195
Ardentec Corp.	45,000	72,940
ASE Technology Holding Company, Ltd.	214,000	858,619
Asia Cement Corp.	265,805	483,641
Asia Polymer Corp.	49,615	62,369
Asia Tech Image, Inc.	12,000	25,867
Asia Vital Components Company, Ltd.	38,328	110,911
Asustek Computer, Inc. (A)	68,000	906,713
Audix Corp.	21,000	41,898
AVY Precision Technology, Inc.	24,990	26,461
BES Engineering Corp.	212,700	68,264
Capital Securities Corp.	229,403	139,533
Career Technology MFG. Company, Ltd.	61,200	68,512
Catcher Technology Company, Ltd.	96,000	627,034
Cathay Financial Holding Company, Ltd. (A)	751,423	1,452,833
Cathay Real Estate Development Company, Ltd.	46,400	32,959
Central Reinsurance Company, Ltd. (A)	31,500	33,048
Chang Hwa Commercial Bank, Ltd. (C)	438,929	254,386
Channel Well Technology Company, Ltd.	16,000	32,324
CHC Healthcare Group	21,000	27,889
Chen Full International Company, Ltd.	15,000	22,865
Cheng Loong Corp.	68,320	118,942
Cheng Uei Precision Industry Company, Ltd.	56,629	85,839
Chilisin Electronics Corp.	24,000	87,740
China Airlines, Ltd. (A)	264,910	181,217
China Bills Finance Corp.	95,000	55,237
China Chemical & Pharmaceutical Company, Ltd.	34,000	29,778
China Development Financial Holding Corp.	989,208	466,513
China General Plastics Corp.	35,700	48,541
China Life Insurance Company, Ltd.	55,682	52,637
China Man-Made Fiber Corp.	171,552	68,295
China Metal Products Company, Ltd.	42,513	51,958
China Motor Corp. (A)	30,250	83,378
China Petrochemical Development Corp.	275,677	138,003
China Steel Corp.	836,180	1,187,504
Chin-Poon Industrial Company, Ltd.	43,571	50,928
Chipbond Technology Corp.	80,000	207,043
ChipMOS Technologies, Inc. (A)	66,938	114,303
Chong Hong Construction Company, Ltd.	10,000	28,393
Chun Yuan Steel Industry Company, Ltd.	50,874	62,332
Chung Hung Steel Corp. (A)	38,625	84,801
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	84,751
CMC Magnetics Corp.	152,470	55,507
Compal Electronics, Inc.	523,000	419,483
Compeq Manufacturing Company, Ltd.	111,000	167,329
Continental Holdings Corp.	49,050	48,053
Coretronic Corp.	53,000	116,607
CTBC Financial Holding Company, Ltd.	2,092,348	1,703,870

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
CTCI Corp.	8,000	$11,250
DA CIN Construction Company, Ltd.	20,000	24,871
Darfon Electronics Corp.	16,000	26,352
Darwin Precisions Corp. (A)	37,000	17,916
Delpha Construction Company, Ltd.	3,826	1,881
Depo Auto Parts Industrial Company, Ltd.	21,000	44,229
D-Link Corp.	16,000	10,928
Dynamic Electronics Company, Ltd. (A)	66,584	54,816
Dynapack International Technology Corp. (A)	10,000	40,000
E Ink Holdings, Inc.	76,000	203,538
E.Sun Financial Holding Company, Ltd.	76,660	72,361
Edom Technology Company, Ltd.	34,000	41,594
Elite Semiconductor Microelectronics Technology, Inc.	35,000	204,409
Elitegroup Computer Systems Company, Ltd.	42,104	33,210
Ennostar, Inc. (A)	9,656	27,177
EnTie Commercial Bank Company, Ltd.	58,000	32,770
Eson Precision Ind Company, Ltd.	12,000	29,866
Eternal Materials Company, Ltd.	12,000	17,438
Eva Airways Corp.	287,725	208,194
Everest Textile Company, Ltd. (A)	52,085	19,651
Evergreen International Storage & Transport Corp.	85,600	152,247
Evergreen Marine Corp. Taiwan, Ltd. (A)	250,655	1,770,491
Everlight Chemical Industrial Corp.	49,250	34,918
Everlight Electronics Company, Ltd.	59,000	111,526
Excelsior Medical Company, Ltd.	16,573	34,625
Far Eastern Department Stores, Ltd.	148,720	121,508
Far Eastern International Bank	318,553	121,167
Far Eastern New Century Corp.	408,249	468,794
Farglory Land Development Company, Ltd.	28,530	54,503
Federal Corp. (C)	13,000	13,108
First Financial Holding Company, Ltd.	894,984	728,937
First Steamship Company, Ltd.	84,809	78,892
Formosa Advanced Technologies Company, Ltd.	25,000	35,923
Formosa Chemicals & Fibre Corp. (A)	184,000	559,296
Formosa Laboratories, Inc. (A)	19,543	56,108
Formosa Plastics Corp.	30,000	110,862
Formosa Taffeta Company, Ltd.	67,000	78,393
Formosan Rubber Group, Inc.	33,020	29,383
Formosan Union Chemical	48,812	36,617
Foxconn Technology Company, Ltd.	74,626	175,767
Froch Enterprise Company, Ltd.	33,060	44,348
Fubon Financial Holding Company, Ltd.	711,417	1,886,018
Fulgent Sun International Holding Company, Ltd.	3,000	12,166
Fulltech Fiber Glass Corp. (A)	45,000	30,875
G Shank Enterprise Company, Ltd.	27,535	42,877
Gemtek Technology Corp. (A)	32,000	37,867
General Interface Solution Holding, Ltd.	29,000	128,494
Giantplus Technology Company, Ltd.	31,000	14,846
Ginko International Company, Ltd.	4,000	38,221
Global Brands Manufacture, Ltd.	40,806	50,837
Globe Union Industrial Corp.	51,750	32,148
Gloria Material Technology Corp.	65,684	64,837
Gold Circuit Electronics, Ltd. (A)	44,000	105,554
Goldsun Building Materials Company, Ltd.	123,540	112,367
Grand Ocean Retail Group, Ltd.	13,000	11,314
Grand Pacific Petrochemical	77,000	82,819
Great China Metal Industry	33,000	34,706
Great Wall Enterprise Company, Ltd.	40,754	87,894
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hannstar Board Corp.	39,750	$67,909
HannStar Display Corp. (C)	320,842	254,397
HannsTouch Solution, Inc.	64,000	27,782
Hey Song Corp.	40,000	51,106
Ho Tung Chemical Corp. (A)	150,399	66,144
Hon Hai Precision Industry Company, Ltd.	792,448	3,181,684
Hong Pu Real Estate Development Company, Ltd.	27,000	20,979
Hsing TA Cement Company, Ltd.	38,000	35,455
Hua Nan Financial Holdings Company, Ltd.	594,288	393,416
Hung Sheng Construction, Ltd.	42,240	29,482
IBF Financial Holdings Company, Ltd.	317,740	188,085
Ichia Technologies, Inc.	25,000	17,270
Innolux Corp. (A)(C)	657,561	489,164
Integrated Service Technology, Inc.	9,000	16,855
International CSRC Investment Holdings Company	102,383	98,646
Inventec Corp.	267,000	251,521
Jarllytec Company, Ltd.	9,000	24,520
Jess-Link Products Company, Ltd.	13,000	17,346
Kaimei Electronic Corp.	13,300	58,625
Kenda Rubber Industrial Company, Ltd.	39,520	57,424
King Yuan Electronics Company, Ltd.	168,796	271,850
King's Town Bank Company, Ltd.	113,000	161,607
King's Town Construction Company, Ltd. (A)	7,300	9,289
Kinpo Electronics, Inc.	183,269	85,110
Kinsus Interconnect Technology Corp.	22,000	106,468
Kuo Toong International Company, Ltd.	18,248	16,023
L&K Engineering Company, Ltd.	17,000	17,894
Lealea Enterprise Company, Ltd. (A)	90,124	44,183
Lida Holdings, Ltd.	4,640	5,067
Lien Hwa Industrial Holdings Corp.	7,000	12,561
Lingsen Precision Industries, Ltd. (A)	73,481	51,406
Lite-On Technology Corp.	164,000	338,803
Longchen Paper & Packaging Company, Ltd.	100,177	104,612
Macronix International Company, Ltd.	129,000	211,300
Mega Financial Holding Company, Ltd. (C)	745,472	878,879
Mercuries & Associates Holding, Ltd.	47,815	38,686
Mercuries Life Insurance Company, Ltd. (A)	53,094	17,789
Mitac Holdings Corp.	58,316	57,740
MPI Corp.	11,000	52,182
Nan Ya Plastics Corp.	79,000	235,675
Nanya Technology Corp.	148,000	422,958
Nishoku Technology, Inc.	7,800	35,851
O-Bank Company, Ltd.	52,538	13,349
OptoTech Corp.	39,439	36,155
Pacific Construction Company	38,289	14,363
Pan Jit International, Inc.	13,000	40,170
Pan-International Industrial Corp.	44,481	63,399
Pegatron Corp.	250,660	618,867
Pou Chen Corp.	201,348	283,851
President Securities Corp.	95,721	91,842
Prince Housing & Development Corp.	142,555	60,847
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	232,387
Quanta Storage, Inc.	23,000	32,979
Radium Life Tech Company, Ltd.	102,621	40,313
Rechi Precision Company, Ltd.	20,000	14,933
Ritek Corp. (A)	57,799	19,176
Ruentex Development Company, Ltd.	70,343	142,789

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ruentex Industries, Ltd.	33,000	$104,063
Sampo Corp. (A)	43,470	46,977
San Far Property, Ltd.	27,585	14,546
Sanyang Motor Company, Ltd.	48,000	52,064
Sesoda Corp.	42,912	62,018
Shan-Loong Transportation Company, Ltd. (A)	23,000	31,941
Sheng Yu Steel Company, Ltd.	22,000	38,323
ShenMao Technology, Inc.	8,000	14,463
Shihlin Electric & Engineering Corp.	21,000	40,021
Shin Kong Financial Holding Company, Ltd.	893,997	305,596
Shining Building Business Company, Ltd. (A)	55,118	23,587
Shinkong Insurance Company, Ltd.	34,000	48,986
Shinkong Synthetic Fibers Corp.	132,239	107,954
Sigurd Microelectronics Corp.	47,773	95,961
Sincere Navigation Corp.	24,000	46,387
Sinher Technology, Inc.	8,000	14,516
Sinon Corp.	71,650	57,843
SinoPac Financial Holdings Company, Ltd. (A)	1,133,931	559,348
Sirtec International Company, Ltd.	23,800	25,931
Siward Crystal Technology Company, Ltd.	20,000	24,627
Sunplus Technology Company, Ltd.	58,000	66,027
Sunrex Technology Corp.	11,678	22,284
Supreme Electronics Company, Ltd.	13,268	19,165
Sweeten Real Estate Development Company, Ltd.	25,547	22,943
Syncmold Enterprise Corp.	6,000	17,957
Synnex Technology International Corp.	134,000	244,735
TA Chen Stainless Pipe	85,894	183,232
Ta Ya Electric Wire & Cable	54,893	60,000
Taichung Commercial Bank Company, Ltd.	443,266	184,543
Taiflex Scientific Company, Ltd.	24,100	46,261
Tainan Spinning Company, Ltd.	135,638	143,992
Taishin Financial Holding Company, Ltd.	931,233	509,588
Taita Chemical Company, Ltd.	24,086	37,738
Taiwan Business Bank	493,028	167,237
Taiwan Cement Corp.	632,318	1,157,352
Taiwan Chinsan Electronic Industrial Company, Ltd. (A)	14,420	26,138
Taiwan Cooperative Financial Holding Company, Ltd.	813,725	620,618
Taiwan Fertilizer Company, Ltd.	65,000	137,382
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	29,790
Taiwan FU Hsing Industrial Company, Ltd. (A)	21,000	34,561
Taiwan Glass Industry Corp.	112,319	150,652
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	110,299
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	36,000	60,721
Taiwan Semiconductor Company, Ltd.	14,000	33,780
Taiwan Styrene Monomer	38,000	29,454
Taiwan Surface Mounting Technology Corp.	26,225	113,801
Taiyen Biotech Company, Ltd.	26,137	30,586
Tatung Company, Ltd. (A)	116,000	102,730
Teco Electric & Machinery Company, Ltd.	132,000	157,192
The Ambassador Hotel (A)	29,000	29,155
Thye Ming Industrial Company, Ltd.	31,000	42,549
Ton Yi Industrial Corp.	119,000	67,055
Tong Yang Industry Company, Ltd.	40,627	52,619
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tong-Tai Machine & Tool Company, Ltd.	26,588	$17,377
TOPBI International Holdings, Ltd.	8,077	4,760
Topoint Technology Company, Ltd.	29,190	41,778
TPK Holding Company, Ltd.	41,000	68,538
Tsann Kuen Enterprise Company, Ltd.	7,000	8,380
TSRC Corp.	28,000	36,099
Tung Ho Steel Enterprise Corp.	109,000	205,347
TXC Corp.	41,000	185,282
TYC Brother Industrial Company, Ltd.	15,511	12,216
Tycoons Group Enterprise (A)	30,371	29,013
Tyntek Corp.	36,000	32,617
U-Ming Marine Transport Corp. (A)	67,000	213,934
Unimicron Technology Corp.	146,000	675,271
Union Bank of Taiwan	246,021	103,327
Unitech Printed Circuit Board Corp.	74,194	58,700
United Microelectronics Corp.	1,098,794	2,083,646
Universal Cement Corp.	27,483	23,041
Unizyx Holding Corp. (A)	34,000	35,780
UPC Technology Corp.	117,751	114,990
USI Corp.	123,996	165,205
Wah Lee Industrial Corp.	26,000	76,800
Walsin Lihwa Corp. (A)	268,000	281,385
Walton Advanced Engineering, Inc. (A)	72,584	48,665
Wan Hai Lines, Ltd.	40,050	460,874
Weikeng Industrial Company, Ltd.	25,000	21,352
Well Shin Technology Company, Ltd.	15,000	27,608
Winbond Electronics Corp.	386,793	482,886
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	36,343	143,808
Wistron Corp.	393,291	437,334
Wistron NeWeb Corp.	13,000	35,450
WPG Holdings, Ltd.	203,400	373,104
WT Microelectronics Company, Ltd.	50,174	96,671
Xxentria Technology Materials Corp.	8,000	20,996
YC INOX Company, Ltd.	40,104	61,818
Yea Shin International Development Company, Ltd. (A)	20,906	16,838
Yem Chio Company, Ltd.	40,324	27,432
Yeong Guan Energy Technology Group Company, Ltd.	13,553	35,374
YFY, Inc.	168,202	276,004
Yi Jinn Industrial Company, Ltd.	51,613	36,304
Yieh Phui Enterprise Company, Ltd. (A)	150,899	179,869
Youngtek Electronics Corp.	17,000	53,090
Yuanta Financial Holding Company, Ltd.	1,154,371	1,111,545
Yuen Chang Stainless Steel Company, Ltd. (A)	19,007	25,359
Yulon Motor Company, Ltd. (A)	79,470	121,507
Yungtay Engineering Company, Ltd.	5,000	11,049
Zeng Hsing Industrial Company, Ltd. (A)	4,000	23,912
Zenitron Corp.	45,000	47,878
Zhen Ding Technology Holding, Ltd.	44,000	165,806
Zig Sheng Industrial Company, Ltd. (A)	38,908	33,364
		45,930,543
Thailand - 1.9%
AAPICO Hitech PCL	35,352	24,841
AP Thailand PCL	223,670	58,329
Bangchak Corp. PCL	91,600	70,667
Bangkok Airways PCL (A)	116,100	38,446
Bangkok Bank PCL	12,800	45,170
Bangkok Bank PCL, NVDR	14,500	51,203
Bangkok Insurance PCL	4,550	39,894
Bangkok Land PCL	1,059,200	36,364
Bangkok Life Assurance PCL, NVDR	55,200	50,460
Bangkok Ranch PCL (A)	92,300	9,623

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Banpu PCL	401,300	$195,591
Berli Jucker PCL	111,800	121,391
Charoen Pokphand Foods PCL	377,100	312,062
GFPT PCL	43,900	15,760
Global Green Chemicals PCL	67,700	22,612
Indorama Ventures PCL	82,600	105,215
IRPC PCL	943,100	113,257
Italian-Thai Development PCL (A)	477,400	35,485
Kasikornbank PCL, NVDR	101,600	374,996
Khon Kaen Sugar Industry PCL (A)	192,600	22,355
Kiatnakin Phatra Bank PCL	19,400	33,777
Krung Thai Bank PCL	265,400	88,754
LH Financial Group PCL	709,300	25,025
LPN Development PCL	52,900	8,504
MBK PCL (A)	46,800	19,583
Millcon Steel PCL	152,625	6,147
Polyplex Thailand PCL	14,000	11,367
Pruksa Holding PCL	78,800	33,937
PTT Exploration & Production PCL	127,800	467,633
PTT Global Chemical PCL	133,900	246,919
PTT PCL	938,700	1,151,940
Quality Houses PCL	746,900	53,141
Rojana Industrial Park PCL	113,100	24,547
Saha-Union PCL	16,100	18,592
Sansiri PCL	1,026,866	42,710
SC Asset Corp. PCL	476,596	46,156
Siam Future Development PCL	167,749	57,645
Somboon Advance Technology PCL	51,300	35,396
SPCG PCL	58,900	34,557
Srithai Superware PCL (A)	283,000	12,284
STP & I PCL (A)	21,600	3,373
Supalai PCL	151,900	97,667
Super Energy Corp. PCL	743,000	21,577
Syntec Construction PCL	156,500	10,168
Thai Oil PCL	85,600	145,979
Thai Stanley Electric PCL	700	4,062
Thai Union Group PCL	35,600	22,002
Thaicom PCL	79,400	29,751
Thanachart Capital PCL	37,300	40,206
The Siam Commercial Bank PCL	74,400	227,893
Thitikorn PCL	100	30
TMBThanachart Bank PCL	1,334,352	46,720
TPI Polene PCL	559,900	31,286
TPI Polene Power PCL	283,200	39,068
True Corp. PCL	1,139,000	113,123
Univentures PCL	51,700	6,439
Vinythai PCL	9,700	11,349
		5,013,028
Turkey - 0.5%
Akbank TAS	287,261	174,249
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	38,147
Arcelik AS	7,251	24,796
Dogan Sirketler Grubu Holding AS	52,374	17,090
Eczacibasi Yatirim Holding Ortakligi AS	1	2
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,810	20,778
Enka Insaat ve Sanayi AS	70,950	76,270
Eregli Demir ve Celik Fabrikalari TAS	66,873	138,370
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	595
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	17,866
GSD Holding AS (A)	78,125	16,265
KOC Holding AS	34,979	73,658
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	15,600	$25,524
NET Holding AS (A)	40,130	19,019
Sekerbank Turk AS (A)	178,589	21,789
Tekfen Holding AS	11,038	18,579
Turk Hava Yollari AO (A)	80,925	124,415
Turkiye Garanti Bankasi AS	227,810	217,514
Turkiye Halk Bankasi AS (A)	56,201	32,588
Turkiye Is Bankasi AS, Class C	131,554	77,103
Turkiye Sinai Kalkinma Bankasi AS	141,027	20,749
Turkiye Sise ve Cam Fabrikalari AS	135,139	118,602
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	36,811
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS (A)	6,172	21,478
Yapi ve Kredi Bankasi AS	254,969	63,253
		1,395,510
Ukraine - 0.0%
Kernel Holding SA	7,742	111,168
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	222,448	416,354
Aldar Properties PJSC	344,351	358,252
DAMAC Properties Dubai Company PJSC (A)	179,521	62,619
Dana Gas PJSC	87,037	19,808
Deyaar Development PJSC (A)	246,958	20,123
Dubai Investments PJSC	195,034	90,356
Emaar Development PJSC (A)	74,937	75,876
Emaar Properties PJSC	266,138	302,277
Emirates NBD Bank PJSC	27,909	100,680
Eshraq Investments PJSC (A)	223,571	21,901
RAK Properties PJSC (A)	77,735	13,437
Ras Al Khaimah Ceramics	24,868	15,044
		1,496,727
United States - 0.1%
Nexteer Automotive Group, Ltd.	95,000	132,018
TOTAL COMMON STOCKS (Cost $221,704,938)		$258,326,664
PREFERRED SECURITIES - 1.8%
Brazil - 1.8%
Banco ABC Brasil SA	9,841	31,420
Banco Bradesco SA	142,969	739,595
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	60,251
Cia Ferro Ligas da Bahia	5,956	53,096
Eucatex SA Industria e Comercio	4,200	8,360
Gerdau SA	91,576	545,170
Marcopolo SA	55,200	37,623
Petroleo Brasileiro SA	510,144	3,018,525
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	157,099
		4,651,139
Colombia - 0.0%
Grupo Argos SA	23,975	51,234
Grupo de Inversiones Suramericana SA	11,343	49,930
		101,164
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	16,487
TOTAL PREFERRED SECURITIES (Cost $4,446,829)		$4,768,790
WARRANTS - 0.0%
MBK PCL (Expiration Date: 5-16-24; Strike Price: THB 3.00) (A)	1,872	602

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Millcon Steel PCL (Expiration Date: 5-23-24; Strike Price: THB 1.50) (A)	28,617	$384
TOTAL WARRANTS (Cost $0)		$986
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0324% (E)(F)	254,590	2,547,070
TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,135)		$2,547,070
Total Investments (Emerging Markets Value Trust) (Cost $228,698,902) - 99.3%		$265,643,510
Other assets and liabilities, net - 0.7%		1,948,379
TOTAL NET ASSETS - 100.0%		$267,591,889
Emerging Markets Value Trust (continued)
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Sep 2021	$2,056,668	$2,047,200	$(9,468)
						$(9,468)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 5.0%
Diversified telecommunication services – 0.5%
AT&T, Inc.	159,530	$4,591,273
Verizon Communications, Inc.	65,433	3,666,211
		8,257,484
Entertainment – 0.9%
The Walt Disney Company (A)	81,896	14,394,860
Media – 3.6%
Comcast Corp., Class A	502,481	28,651,467
Fox Corp., Class B	325,759	11,466,717
News Corp., Class A	801,465	20,653,753
		60,771,937
		83,424,281
Consumer discretionary – 4.4%
Automobiles – 1.3%
General Motors Company (A)	44,700	2,644,899
Volkswagen AG, ADR	775,705	19,423,653
		22,068,552
Hotels, restaurants and leisure – 1.1%
Las Vegas Sands Corp. (A)	278,470	14,672,584
McDonald's Corp.	12,976	2,997,326
		17,669,910
Leisure products – 0.6%
Mattel, Inc. (A)	530,506	10,663,171
Multiline retail – 0.8%
Kohl's Corp.	227,593	12,542,650
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 0.6%
The TJX Companies, Inc.	139,553	$9,408,663
		72,352,946
Consumer staples – 6.9%
Beverages – 0.6%
The Coca-Cola Company	167,337	9,054,605
Food and staples retailing – 0.4%
Walmart, Inc.	49,971	7,046,910
Food products – 3.1%
Bunge, Ltd.	41,154	3,216,185
Conagra Brands, Inc.	537,475	19,553,341
Mondelez International, Inc., Class A	16,165	1,009,343
Tyson Foods, Inc., Class A	375,229	27,676,891
		51,455,760
Household products – 1.2%
Kimberly-Clark Corp.	149,778	20,037,301
Tobacco – 1.6%
Altria Group, Inc.	126,306	6,022,270
Philip Morris International, Inc.	213,526	21,162,562
		27,184,832
		114,779,408
Energy – 6.2%
Energy equipment and services – 0.4%
Halliburton Company	301,839	6,978,518
Oil, gas and consumable fuels – 5.8%
Chevron Corp.	34,545	3,618,243
ConocoPhillips	27,981	1,704,043

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	225,006	$18,774,501
Exxon Mobil Corp.	238,889	15,069,118
Hess Corp.	26,634	2,325,681
Occidental Petroleum Corp.	114,542	3,581,728
Targa Resources Corp.	110,240	4,900,168
TC Energy Corp.	258,059	12,779,082
TotalEnergies SE	630,852	28,578,724
TotalEnergies SE, ADR	108,235	4,898,716
		96,230,004
		103,208,522
Financials – 22.7%
Banks – 8.7%
Bank of America Corp.	161,071	6,640,957
Citizens Financial Group, Inc.	159,000	7,293,330
Fifth Third Bancorp	678,393	25,934,964
Huntington Bancshares, Inc.	894,000	12,757,380
JPMorgan Chase & Co.	95,738	14,891,089
The PNC Financial Services Group, Inc.	77,176	14,722,094
Wells Fargo & Company	1,389,893	62,948,256
		145,188,070
Capital markets – 4.8%
Franklin Resources, Inc.	140,905	4,507,551
Morgan Stanley	272,143	24,952,792
Raymond James Financial, Inc.	75,213	9,770,169
State Street Corp.	108,940	8,963,583
The Bank of New York Mellon Corp.	172,200	8,821,806
The Charles Schwab Corp.	117,845	8,580,294
The Goldman Sachs Group, Inc.	36,883	13,998,205
		79,594,400
Diversified financial services – 1.1%
Equitable Holdings, Inc.	607,788	18,507,145
Insurance – 8.1%
American International Group, Inc.	730,856	34,788,746
Chubb, Ltd.	186,629	29,662,813
Loews Corp.	475,451	25,983,397
Marsh & McLennan Companies, Inc.	31,007	4,362,065
MetLife, Inc.	573,815	34,342,828
The Hartford Financial Services Group, Inc.	74,100	4,591,977
		133,731,826
		377,021,441
Health care – 14.4%
Biotechnology – 2.3%
AbbVie, Inc.	240,467	27,086,203
Biogen, Inc. (A)	16,707	5,785,133
Gilead Sciences, Inc.	87,784	6,044,806
		38,916,142
Health care equipment and supplies – 3.5%
Becton, Dickinson and Company	101,092	24,584,563
Medtronic PLC	205,258	25,478,676
Zimmer Biomet Holdings, Inc.	52,484	8,440,477
		58,503,716
Health care providers and services – 4.8%
Anthem, Inc.	85,730	32,731,714
Cardinal Health, Inc.	92,800	5,297,952
Centene Corp. (A)	62,000	4,521,660
Cigna Corp.	36,654	8,689,564
CVS Health Corp.	254,678	21,250,332
UnitedHealth Group, Inc.	16,600	6,647,304
		79,138,526
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals – 3.8%
AstraZeneca PLC, ADR (B)	67,600	$4,049,240
GlaxoSmithKline PLC	145,995	2,870,128
Johnson & Johnson	122,761	20,223,647
Merck & Company, Inc.	101,294	7,877,634
Organon & Company (A)	7,189	217,539
Pfizer, Inc.	376,479	14,742,918
Sanofi	95,952	10,080,964
Sanofi, ADR	45,900	2,417,094
		62,479,164
		239,037,548
Industrials – 11.9%
Aerospace and defense – 2.7%
Airbus SE (A)	7,073	911,376
L3Harris Technologies, Inc.	119,161	25,756,650
The Boeing Company (A)	78,858	18,891,222
		45,559,248
Air freight and logistics – 2.6%
United Parcel Service, Inc., Class B	205,139	42,662,758
Airlines – 0.3%
Alaska Air Group, Inc. (A)	34,224	2,064,049
Southwest Airlines Company (A)	67,300	3,572,957
		5,637,006
Commercial services and supplies – 0.7%
Stericycle, Inc. (A)	157,564	11,273,704
Industrial conglomerates – 3.4%
3M Company	18,400	3,654,792
General Electric Company	3,590,595	48,329,409
Siemens AG, ADR	52,250	4,161,138
		56,145,339
Machinery – 1.4%
Caterpillar, Inc.	18,701	4,069,899
Cummins, Inc.	7,000	1,706,670
Flowserve Corp.	39,087	1,575,988
PACCAR, Inc.	64,335	5,741,899
Snap-on, Inc.	45,943	10,265,044
		23,359,500
Professional services – 0.8%
Nielsen Holdings PLC	503,835	12,429,609
		197,067,164
Information technology – 8.9%
Communications equipment – 0.9%
Cisco Systems, Inc.	291,060	15,426,180
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	37,153	5,023,457
Semiconductors and semiconductor equipment – 5.4%
Applied Materials, Inc.	151,740	21,607,776
NXP Semiconductors NV	34,624	7,122,849
QUALCOMM, Inc.	291,103	41,607,352
Texas Instruments, Inc.	95,691	18,401,379
		88,739,356
Software – 2.3%
Citrix Systems, Inc.	122,485	14,363,816
Microsoft Corp.	87,553	23,718,108
		38,081,924
		147,270,917
Materials – 5.8%
Chemicals – 3.9%
Akzo Nobel NV	46,344	5,738,351
CF Industries Holdings, Inc.	568,573	29,253,081
DuPont de Nemours, Inc.	128,159	9,920,788

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	120,307	$17,973,866
PPG Industries, Inc.	16,607	2,819,370
		65,705,456
Containers and packaging – 1.9%
International Paper Company	502,988	30,838,194
		96,543,650
Real estate – 4.1%
Equity real estate investment trusts – 4.1%
CyrusOne, Inc.	20,300	1,451,856
Equity Residential	294,350	22,664,950
Rayonier, Inc.	365,134	13,119,265
Welltower, Inc.	64,224	5,337,014
Weyerhaeuser Company	741,396	25,518,850
		68,091,935
Utilities – 7.1%
Electric utilities – 3.5%
Edison International	121,451	7,022,297
Entergy Corp.	42,300	4,217,310
NextEra Energy, Inc.	123,398	9,042,605
The Southern Company	635,241	38,438,433
		58,720,645
Multi-utilities – 3.6%
Ameren Corp.	119,879	9,595,115
Dominion Energy, Inc.	69,800	5,135,186
NiSource, Inc.	835,395	20,467,178
Sempra Energy	184,037	24,381,222
		59,578,701
		118,299,346
TOTAL COMMON STOCKS (Cost $1,178,702,307)		$1,617,097,158
PREFERRED SECURITIES – 1.5%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,176,499
Utilities – 1.1%
Electric utilities – 0.7%
NextEra Energy, Inc., 5.279%	98,770	4,835,779
The Southern Company, 6.750%	134,102	6,789,584
		11,625,363
Multi-utilities – 0.4%
NiSource, Inc., 7.750%	47,031	4,834,316
Sempra Energy, 6.750%	24,765	2,446,039
		7,280,355
		18,905,718
TOTAL PREFERRED SECURITIES (Cost $24,559,464)		$25,082,217
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.0324% (C)(D)	662,848	6,631,528
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	3,000,066	3,000,066
T. Rowe Price Government Reserve Fund, 0.0295% (C)	17,191,975	17,191,975
TOTAL SHORT-TERM INVESTMENTS (Cost $26,823,781)		$26,823,569
Total Investments (Equity Income Trust) (Cost $1,230,085,552) – 100.5%		$1,669,002,944
Other assets and liabilities, net – (0.5%)		(8,183,938)
TOTAL NET ASSETS – 100.0%		$1,660,819,006
Equity Income Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Financials – 89.5%
Banks – 45.4%
1st Source Corp.	21,775	$1,011,667
American Business Bank (A)	21,093	890,125
American River Bankshares	16,945	306,705
Ameris Bancorp	35,317	1,788,100
Atlantic Capital Bancshares, Inc. (A)	2,036	51,837
Atlantic Union Bankshares Corp.	49,292	1,785,356
Bank of America Corp.	125,976	5,193,990
Bank of Commerce Holdings	13,743	206,420
Bank of Marin Bancorp	21,306	679,661
BayCom Corp. (A)	25,836	463,756
Berkshire Hills Bancorp, Inc.	4,465	122,386
Business First Bancshares, Inc.	28,816	661,327
CaixaBank SA	542,320	1,669,643
California BanCorp (A)	20,487	383,107
Cambridge Bancorp	14,192	1,177,794
Central Valley Community Bancorp	17,669	356,030
Citizens Community Bancorp, Inc.	18,655	255,200
Citizens Financial Group, Inc.	111,360	5,108,084
Close Brothers Group PLC	84,193	1,764,483
Coastal Financial Corp. (A)	24,368	695,950
Danske Bank A/S	92,918	1,636,371
Evans Bancorp, Inc.	14,977	555,647
Farmers & Merchants Bancorp, Inc.	3,423	74,690
First Horizon Corp.	144,107	2,490,169
First Merchants Corp.	38,163	1,590,252
German American Bancorp, Inc.	14,501	539,437
Glacier Bancorp, Inc.	20,632	1,136,411
HBT Financial, Inc.	33,362	580,832
Heritage Commerce Corp.	36,144	402,283
Heritage Financial Corp.	31,630	791,383
Huntington Bancshares, Inc.	143,746	2,051,255
JPMorgan Chase & Co.	30,804	4,791,254
Landmark Bancorp, Inc.	2,470	66,715
Level One Bancorp, Inc.	13,985	381,791
Limestone Bancorp, Inc. (A)	773	12,863
Live Oak Bancshares, Inc.	23,229	1,370,511
Mackinac Financial Corp.	19,181	379,017
Metrocity Bankshares, Inc.	13,817	241,936
Mid Penn Bancorp, Inc.	12,734	349,548
NBT Bancorp, Inc.	8,197	294,846
Nicolet Bankshares, Inc. (A)	15,579	1,095,827
Nordea Bank ABP	130,570	1,454,015
Pacific Premier Bancorp, Inc.	23,419	990,390
Pinnacle Financial Partners, Inc.	49,972	4,412,028
Popular, Inc.	15,818	1,187,141
Sandy Spring Bancorp, Inc.	9,272	409,173
Shore Bancshares, Inc.	6,872	115,106
Southern First Bancshares, Inc. (A)	11,023	563,937
Stock Yards Bancorp, Inc.	35,133	1,787,918
SVB Financial Group (A)	7,089	3,944,532
Synovus Financial Corp.	71,151	3,122,106
The First Bancshares, Inc.	16,258	608,537

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TriCo Bancshares	50,411	$2,146,500
U.S. Bancorp	67,156	3,825,877
Western Alliance Bancorp	48,282	4,482,984
Zions Bancorp NA	54,790	2,896,199
		77,351,102
Capital markets – 15.6%
3i Group PLC	137,548	2,232,248
Ares Management Corp., Class A	61,684	3,922,486
BlackRock, Inc.	2,952	2,582,911
Brookfield Asset Management, Inc., Class A	80,153	4,086,200
KKR & Company, Inc.	69,358	4,108,768
Onex Corp.	37,065	2,691,369
The Blackstone Group, Inc.	42,964	4,173,523
TMX Group, Ltd.	9,477	1,001,064
Tradeweb Markets, Inc., Class A	21,290	1,800,282
		26,598,851
Consumer finance – 7.5%
American Express Company	31,480	5,201,440
Capital One Financial Corp.	28,670	4,434,962
Discover Financial Services	27,206	3,218,198
		12,854,600
Diversified financial services – 3.9%
Berkshire Hathaway, Inc., Class B (A)	7,017	1,950,165
Equitable Holdings, Inc.	103,746	3,159,066
Eurazeo SE	18,774	1,636,855
		6,746,086
Insurance – 16.1%
American Financial Group, Inc.	228	28,436
American International Group, Inc.	12,574	598,522
Arthur J. Gallagher & Company	23,899	3,347,772
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	553	28,756
Brown & Brown, Inc.	48,581	2,581,594
Chubb, Ltd.	14,830	2,357,080
Kinsale Capital Group, Inc.	12,057	1,986,632
Markel Corp. (A)	2,150	2,551,427
Marsh & McLennan Companies, Inc.	16,700	2,349,356
The Hanover Insurance Group, Inc.	12,586	1,707,165
The Hartford Financial Services Group, Inc.	68,382	4,237,633
Trean Insurance Group, Inc. (A)	87,457	1,318,852
Unum Group	129,386	3,674,562
Willis Towers Watson PLC	2,956	679,939
		27,447,726
Thrifts and mortgage finance – 1.0%
ESSA Bancorp, Inc.	5,584	91,522
OP Bancorp	34,853	350,621
Premier Financial Corp.	42,046	1,194,527
Timberland Bancorp, Inc.	262	7,367
		1,644,037
		152,642,402
Information technology – 4.8%
IT services – 4.8%
FleetCor Technologies, Inc. (A)	9,109	2,332,451
Visa, Inc., Class A	22,648	5,295,555
WEX, Inc. (A)	2,999	581,506
		8,209,512
Real estate – 4.1%
Equity real estate investment trusts – 3.5%
Lexington Realty Trust	69,498	830,501
Monmouth Real Estate Investment Corp.	43,968	823,081
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Nippon Prologis REIT, Inc.	106	$337,092
Prologis, Inc.	19,566	2,338,724
Rexford Industrial Realty, Inc.	29,152	1,660,206
		5,989,604
Real estate management and development – 0.6%
VGP NV	4,788	944,854
		6,934,458
TOTAL COMMON STOCKS (Cost $130,912,001)		$167,786,372
SHORT-TERM INVESTMENTS – 1.6%
Repurchase agreement – 1.6%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $2,751,000 on 7-1-21, collateralized by $2,804,300 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $2,806,097)	$2,751,000	2,751,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,000)		$2,751,000
Total Investments (Financial Industries Trust) (Cost $133,663,001) – 100.0%		$170,537,372
Other assets and liabilities, net – 0.0%		1,076
TOTAL NET ASSETS – 100.0%		$170,538,448
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 16.4%
Entertainment – 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,405,169	$67,743,197
Madison Square Garden Entertainment Corp. (A)	107,874	9,058,180
		76,801,377
Interactive media and services – 12.7%
Alphabet, Inc., Class A (A)	60,841	148,560,945
CarGurus, Inc. (A)	1,460,541	38,309,990
Facebook, Inc., Class A (A)	383,760	133,437,190
		320,308,125
Media – 0.7%
Liberty Broadband Corp., Series A (A)	97,107	16,330,484
		413,439,986
Consumer discretionary – 19.2%
Household durables – 5.5%
Lennar Corp., A Shares	1,151,295	114,381,158
NVR, Inc. (A)	4,853	24,135,425
		138,516,583
Internet and direct marketing retail – 6.9%
Amazon.com, Inc. (A)	51,157	175,988,265
Leisure products – 3.0%
Polaris, Inc.	552,844	75,717,514
Specialty retail – 2.8%
Dufry AG (A)	485,666	28,818,588
Group 1 Automotive, Inc.	277,994	42,930,613
		71,749,201

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 1.0%
Salvatore Ferragamo SpA (A)	1,150,855	$24,677,109
		486,648,672
Consumer staples – 7.6%
Beverages – 2.8%
Anheuser-Busch InBev SA/NV, ADR	372,801	26,845,400
Diageo PLC, ADR	114,873	22,020,005
Heineken NV	170,848	20,740,840
		69,606,245
Food and staples retailing – 0.5%
U.S. Foods Holding Corp. (A)	356,896	13,690,531
Food products – 4.3%
Post Holdings, Inc. (A)	713,217	77,362,647
The Hain Celestial Group, Inc. (A)	812,593	32,601,231
		109,963,878
		193,260,654
Energy – 5.3%
Energy equipment and services – 0.9%
Baker Hughes Company	979,557	22,402,469
Oil, gas and consumable fuels – 4.4%
Cheniere Energy, Inc. (A)	773,930	67,130,688
Suncor Energy, Inc.	460,951	11,048,995
Valero Energy Corp.	427,962	33,415,273
		111,594,956
		133,997,425
Financials – 17.3%
Banks – 6.7%
Bank of America Corp.	2,092,864	86,288,783
First Hawaiian, Inc.	2,898,865	82,153,834
		168,442,617
Capital markets – 8.3%
KKR & Company, Inc.	767,089	45,442,352
Morgan Stanley	1,174,196	107,662,031
The Goldman Sachs Group, Inc.	152,605	57,918,176
		211,022,559
Consumer finance – 2.3%
American Express Company	238,809	39,458,411
Synchrony Financial	402,103	19,510,038
		58,968,449
		438,433,625
Health care – 6.7%
Biotechnology – 2.9%
Alnylam Pharmaceuticals, Inc. (A)	215,838	36,588,858
Moderna, Inc. (A)	158,756	37,304,485
		73,893,343
Health care equipment and supplies – 2.1%
Hologic, Inc. (A)	791,530	52,810,882
Health care providers and services – 1.1%
Anthem, Inc.	68,547	26,171,245
Health care technology – 0.6%
Change Healthcare, Inc. (A)	681,036	15,691,069
		168,566,539
Industrials – 8.7%
Electrical equipment – 1.6%
Regal Beloit Corp.	161,347	21,541,438
Sensata Technologies Holding PLC (A)	313,430	18,169,537
		39,710,975
Industrial conglomerates – 1.8%
Roper Technologies, Inc.	97,275	45,738,705
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 1.4%
Parker-Hannifin Corp.	112,984	$34,698,516
Professional services – 2.3%
IHS Markit, Ltd.	519,818	58,562,696
Trading companies and distributors – 1.6%
United Rentals, Inc. (A)	126,573	40,378,053
		219,088,945
Information technology – 12.6%
Semiconductors and semiconductor equipment – 3.7%
Analog Devices, Inc.	149,698	25,772,008
NVIDIA Corp.	85,702	68,570,170
		94,342,178
Software – 4.2%
salesforce.com, Inc. (A)	214,047	52,285,261
Workday, Inc., Class A (A)	220,319	52,598,958
		104,884,219
Technology hardware, storage and peripherals – 4.7%
Apple, Inc.	648,680	88,843,213
Samsung Electronics Company, Ltd.	410,202	29,364,773
		118,207,986
		317,434,383
Materials – 0.9%
Chemicals – 0.9%
Axalta Coating Systems, Ltd. (A)	783,540	23,890,135
Real estate – 3.9%
Equity real estate investment trusts – 3.1%
American Tower Corp.	203,854	55,069,120
Crown Castle International Corp.	122,855	23,969,011
		79,038,131
Real estate management and development – 0.8%
Five Point Holdings LLC, Class A (A)	2,386,395	19,282,072
		98,320,203
TOTAL COMMON STOCKS (Cost $1,308,056,443)		$2,493,080,567
SHORT-TERM INVESTMENTS – 1.4%
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $35,082,000 on 7-1-21, collateralized by $33,173,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $35,783,641)	$35,082,000	35,082,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,082,000)		$35,082,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,343,138,443) – 100.0%		$2,528,162,567
Other assets and liabilities, net – (0.0%)		(540,244)
TOTAL NET ASSETS – 100.0%		$2,527,622,323
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 9.9%
Interactive media and services – 3.0%
Alphabet, Inc., Class A (A)	10,019	$24,464,294

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 6.9%
Comcast Corp., Class A	619,178	$35,305,530
Fox Corp., Class B	307,834	10,835,757
Liberty Broadband Corp., Series A (A)	54,560	9,175,355
		55,316,642
		79,780,936
Consumer discretionary – 8.0%
Household durables – 3.3%
Lennar Corp., A Shares	269,386	26,763,499
Internet and direct marketing retail – 2.7%
eBay, Inc.	310,545	21,803,364
Specialty retail – 2.0%
CarMax, Inc. (A)	62,265	8,041,525
Group 1 Automotive, Inc.	53,759	8,302,002
		16,343,527
		64,910,390
Consumer staples – 9.1%
Beverages – 3.5%
Anheuser-Busch InBev SA/NV, ADR	215,540	15,521,035
Heineken Holding NV	121,876	12,298,357
		27,819,392
Food and staples retailing – 1.5%
Walmart, Inc.	87,976	12,406,376
Food products – 4.1%
Danone SA	217,834	15,325,689
Post Holdings, Inc. (A)	165,539	17,956,015
		33,281,704
		73,507,472
Energy – 9.7%
Energy equipment and services – 0.9%
ChampionX Corp. (A)	296,050	7,593,683
Oil, gas and consumable fuels – 8.8%
Cheniere Energy, Inc. (A)	293,933	25,495,748
Chevron Corp.	133,407	13,973,049
Kinder Morgan, Inc.	438,599	7,995,660
Suncor Energy, Inc.	634,892	15,218,361
Valero Energy Corp.	103,773	8,102,596
		70,785,414
		78,379,097
Financials – 23.8%
Banks – 10.2%
Bank of America Corp.	365,644	15,075,502
Citigroup, Inc.	353,630	25,019,323
JPMorgan Chase & Co.	124,379	19,345,910
Wells Fargo & Company	499,950	22,642,736
		82,083,471
Capital markets – 9.7%
KKR & Company, Inc.	309,381	18,327,730
Morgan Stanley	154,865	14,199,572
Nasdaq, Inc.	112,157	19,717,201
State Street Corp.	165,872	13,647,948
The Goldman Sachs Group, Inc.	33,209	12,603,812
		78,496,263
Consumer finance – 1.8%
American Express Company	87,871	14,518,925
Diversified financial services – 2.1%
Berkshire Hathaway, Inc., Class B (A)	59,819	16,624,896
		191,723,555
Health care – 13.4%
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 1.5%
Gilead Sciences, Inc.	91,807	$6,321,830
Moderna, Inc. (A)	23,275	5,469,160
		11,790,990
Health care equipment and supplies – 2.9%
Danaher Corp.	56,406	15,137,114
Hologic, Inc. (A)	121,690	8,119,157
		23,256,271
Health care providers and services – 6.9%
Anthem, Inc.	97,756	37,323,243
HCA Healthcare, Inc.	30,985	6,405,839
UnitedHealth Group, Inc.	30,432	12,186,190
		55,915,272
Pharmaceuticals – 2.1%
GlaxoSmithKline PLC, ADR	156,235	6,221,278
Merck & Company, Inc.	142,218	11,060,294
		17,281,572
		108,244,105
Industrials – 12.3%
Aerospace and defense – 5.8%
General Dynamics Corp.	85,901	16,171,722
L3Harris Technologies, Inc.	36,436	7,875,641
Raytheon Technologies Corp.	261,785	22,332,878
		46,380,241
Machinery – 4.2%
Fortive Corp.	111,656	7,786,889
Parker-Hannifin Corp.	85,855	26,366,929
		34,153,818
Trading companies and distributors – 2.3%
United Rentals, Inc. (A)	59,299	18,916,974
		99,451,033
Information technology – 8.0%
Electronic equipment, instruments and components – 1.2%
Vontier Corp.	301,431	9,820,622
Semiconductors and semiconductor equipment – 1.1%
Analog Devices, Inc.	49,175	8,465,968
Software – 4.3%
Microsoft Corp.	66,716	18,073,364
Oracle Corp.	217,958	16,965,851
		35,039,215
Technology hardware, storage and peripherals – 1.4%
Samsung Electronics Company, Ltd.	157,290	11,259,782
		64,585,587
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	75,586	7,775,532
Real estate – 2.4%
Equity real estate investment trusts – 2.4%
American Tower Corp.	72,396	19,557,055
TOTAL COMMON STOCKS (Cost $545,721,942)		$787,914,762

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Repurchase agreement – 2.8%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $22,470,000 on 7-1-21, collateralized by $21,247,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $22,919,402)	$22,470,000	$22,470,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,470,000)		$22,470,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $568,191,942) – 100.4%		$810,384,762
Other assets and liabilities, net – (0.4%)		(3,583,698)
TOTAL NET ASSETS – 100.0%		$806,801,064
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.9%
China - 1.1%
Alibaba Group Holding, Ltd., ADR (A)	17,039	$3,864,104
France - 8.7%
Capgemini SE	43,166	8,301,387
Cie Generale des Etablissements Michelin SCA	47,524	7,584,593
Sanofi	93,084	9,779,625
TotalEnergies SE	109,830	4,975,485
		30,641,090
Germany - 1.3%
Deutsche Post AG	70,136	4,776,582
Ireland - 2.0%
CRH PLC	139,685	7,064,039
Japan - 4.1%
FANUC Corp.	19,471	4,669,103
Mitsubishi Estate Company, Ltd.	193,469	3,127,151
Sumitomo Mitsui Financial Group, Inc.	189,600	6,535,887
		14,332,141
Netherlands - 9.7%
Akzo Nobel NV	35,479	4,393,031
ING Groep NV	507,728	6,739,745
Koninklijke Ahold Delhaize NV	210,966	6,282,462
Koninklijke Philips NV	145,391	7,216,347
Stellantis NV	496,277	9,763,429
		34,395,014
Switzerland - 4.2%
Chubb, Ltd.	32,310	5,135,351
Roche Holding AG	25,791	9,719,032
		14,854,383
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 8.3%
Associated British Foods PLC	202,791	$6,225,037
Ferguson PLC	40,872	5,686,402
RELX PLC	273,449	7,250,955
Tesco PLC	1,672,166	5,165,619
Unilever PLC	88,233	5,155,764
		29,483,777
United States - 56.5%
Alexion Pharmaceuticals, Inc. (A)	52,923	9,722,484
Alphabet, Inc., Class A (A)	7,006	17,107,181
Apple, Inc.	84,624	11,590,103
Arthur J. Gallagher & Company	48,585	6,805,787
AutoZone, Inc. (A)	7,383	11,017,060
Bank of America Corp.	230,168	9,489,827
Comcast Corp., Class A	157,086	8,957,044
Corteva, Inc.	158,161	7,014,440
Electronic Arts, Inc.	30,858	4,438,306
Facebook, Inc., Class A (A)	37,876	13,169,864
Huntington Bancshares, Inc.	392,544	5,601,603
Johnson & Johnson	52,520	8,652,145
Johnson Controls International PLC	83,282	5,715,644
Kimberly-Clark Corp.	34,379	4,599,223
Lennar Corp., A Shares	48,715	4,839,835
Microsoft Corp.	46,856	12,693,290
Northrop Grumman Corp.	24,251	8,813,541
Oracle Corp.	77,658	6,044,899
Philip Morris International, Inc.	147,177	14,586,712
Stanley Black & Decker, Inc.	28,666	5,876,243
The Home Depot, Inc.	14,216	4,533,340
T-Mobile US, Inc. (A)	36,574	5,297,012
Waste Management, Inc.	50,517	7,077,937
Wells Fargo & Company	133,168	6,031,179
		199,674,699
TOTAL COMMON STOCKS (Cost $273,907,703)		$339,085,829
PREFERRED SECURITIES - 2.9%
South Korea - 2.9%
Samsung Electronics Company, Ltd.	159,654	10,449,367
TOTAL PREFERRED SECURITIES (Cost $6,281,297)		$10,449,367
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
Federated Government Obligations Fund, Institutional Class, 0.0100% (B)	4,524,300	4,524,300
TOTAL SHORT-TERM INVESTMENTS (Cost $4,524,300)		$4,524,300
Total Investments (Global Equity Trust) (Cost $284,713,300) - 100.1%		$354,059,496
Other assets and liabilities, net - (0.1%)		(474,138)
TOTAL NET ASSETS - 100.0%		$353,585,358
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	8,692,132	USD	10,630,034	GSI	7/21/2021	—	$(319,180)
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	10,591,719	EUR	8,692,132	RBCD	7/21/2021	$280,865	—
						$280,865	$(319,180)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 0.2%
Diversified consumer services – 0.1%
ATAI Life Sciences NV (A)	9,726	$179,931
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	364,696
		544,627
Consumer staples – 0.0%
Food products – 0.0%
Freshpet, Inc. (A)	200	32,592
Financials – 0.6%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (A)	12,029	126,665
CM Life Sciences II, Inc. (A)	10,251	137,876
CM Life Sciences, Inc. (A)	14,588	238,733
Dynamics Special Purpose Corp., Class A (A)	18,789	186,763
Eucrates Biomedical Acquisition Corp. (A)	11,914	121,404
FS Development Corp. II, Class A (A)	10,438	104,380
Health Sciences Acquisitions Corp. 2 (A)	13,354	136,211
Helix Acquisition Corp., Class A (A)	12,247	126,512
		1,178,544
Insurance – 0.3%
Bright Health Group, Inc. (A)	47,020	806,863
Oscar Health, Inc., Class A (A)	6,001	129,022
		935,885
		2,114,429
Health care – 97.7%
Biotechnology – 34.1%
AbbVie, Inc.	51,094	5,755,228
Abcam PLC (A)	35,266	674,393
ACADIA Pharmaceuticals, Inc. (A)	26,408	644,091
Acceleron Pharma, Inc. (A)	26,083	3,273,156
Acerta Pharma BV (A)(B)	679,277	679,277
ADC Therapeutics SA (A)	18,726	455,978
Agios Pharmaceuticals, Inc. (A)	9,938	547,683
Akero Therapeutics, Inc. (A)	4,936	122,462
Alector, Inc. (A)	16,204	337,529
Alkermes PLC (A)	3,287	80,597
Allogene Therapeutics, Inc. (A)	19,856	517,844
Alnylam Pharmaceuticals, Inc. (A)	19,267	3,266,142
Amgen, Inc.	15,508	3,780,075
Amicus Therapeutics, Inc. (A)	7,300	70,372
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Annexon, Inc. (A)	8,751	$196,985
Apellis Pharmaceuticals, Inc. (A)	27,125	1,714,300
Arcutis Biotherapeutics, Inc. (A)	5,800	158,282
Ardelyx, Inc. (A)	22,814	172,930
Argenx SE, ADR (A)	15,031	4,525,383
Ascendis Pharma A/S, ADR (A)	13,323	1,752,641
Avidity Biosciences, Inc. (A)	4,804	118,707
BeiGene, Ltd., ADR (A)	5,087	1,745,808
Biogen, Inc. (A)	10,185	3,526,760
BioMarin Pharmaceutical, Inc. (A)	4,974	415,031
BioNTech SE, ADR (A)	27,532	6,163,864
Blueprint Medicines Corp. (A)	12,035	1,058,599
Bridgebio Pharma, Inc. (A)	9,061	552,359
Burning Rock Biotech, Ltd., ADR (A)	9,445	278,250
C4 Therapeutics, Inc. (A)	19,333	731,561
Celldex Therapeutics, Inc. (A)	6,300	210,672
Centessa Pharmaceuticals PLC, ADR (A)	18,009	399,980
Cerevel Therapeutics Holdings, Inc. (A)	11,246	288,123
Chimerix, Inc. (A)	25,949	207,592
CM Life Sciences III, Inc. (A)	22,514	246,528
CRISPR Therapeutics AG (A)	4,952	801,679
Day One Biopharmaceuticals, Inc. (A)	8,112	184,710
Deciphera Pharmaceuticals, Inc. (A)	3,307	121,069
Denali Therapeutics, Inc. (A)	28,647	2,247,071
Design Therapeutics, Inc. (A)	14,731	293,000
Dicerna Pharmaceuticals, Inc. (A)	12,778	476,875
Enanta Pharmaceuticals, Inc. (A)	115	5,061
Exact Sciences Corp. (A)	27,175	3,378,124
Exelixis, Inc. (A)	102,725	1,871,650
Fate Therapeutics, Inc. (A)	18,357	1,593,204
Frontier Acquisition Corp. (A)	12,607	126,070
F-star Therapeutics, Inc. (A)	12,596	108,200
Generation Bio Company (A)	29,400	790,860
Genmab A/S (A)	3,907	1,600,864
Global Blood Therapeutics, Inc. (A)	6,332	221,747
Ideaya Biosciences, Inc. (A)	9,100	191,009
IGM Biosciences, Inc. (A)	5,782	481,062
Immunocore Holdings PLC, ADR (A)	5,762	225,006
Incyte Corp. (A)	45,661	3,841,460
Insmed, Inc. (A)	41,482	1,180,578
Intellia Therapeutics, Inc. (A)	10,617	1,718,998
Invitae Corp. (A)	17,144	578,267
Ionis Pharmaceuticals, Inc. (A)	23,370	932,229
Iovance Biotherapeutics, Inc. (A)	26,336	685,263

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
IVERIC bio, Inc. (A)	37,581	$237,136
Karuna Therapeutics, Inc. (A)	7,771	885,816
Kinnate Biopharma, Inc. (A)	9,888	230,193
Kodiak Sciences, Inc. (A)	21,111	1,963,323
Kronos Bio, Inc. (A)	7,495	179,505
Kymera Therapeutics, Inc. (A)	8,231	399,204
Lyell Immunopharma, Inc. (A)	15,406	250,193
MaxCyte, Inc. (A)	11,231	139,468
MeiraGTx Holdings PLC (A)	10,086	156,333
Mersana Therapeutics, Inc. (A)	19,088	259,215
Mirati Therapeutics, Inc. (A)	11,094	1,792,014
Moderna, Inc. (A)	24,256	5,699,675
Molecular Templates, Inc. (A)	8,300	64,906
Monte Rosa Therapeutics, Inc. (A)	9,565	217,126
Morphic Holding, Inc. (A)	1,883	108,065
Neurocrine Biosciences, Inc. (A)	10,765	1,047,650
Novavax, Inc. (A)	3,075	652,853
Nurix Therapeutics, Inc. (A)	15,120	401,134
Olink Holding AB, ADR (A)	17,122	589,339
Orion Acquisition Corp. (A)	12,953	128,494
Precision BioSciences, Inc. (A)	9,100	113,932
Prelude Therapeutics, Inc. (A)	6,738	192,909
Progenics Pharmaceuticals, Inc. (A)(C)	21,900	935
Protagonist Therapeutics, Inc. (A)	14,560	653,453
Prothena Corp. PLC (A)	18,560	954,170
PTC Therapeutics, Inc. (A)	9,074	383,558
Radius Health, Inc. (A)	11,791	215,068
RAPT Therapeutics, Inc. (A)	13,742	436,858
Recursion Pharmaceuticals, Inc., Class A (A)	8,914	325,361
Regeneron Pharmaceuticals, Inc. (A)	8,356	4,667,160
REGENXBIO, Inc. (A)	4,203	163,287
Relay Therapeutics, Inc. (A)	5,385	197,037
Repare Therapeutics, Inc. (A)	6,100	190,198
Replimune Group, Inc. (A)	20,181	775,354
Revolution Healthcare Acquisition Corp. (A)	31,883	319,786
Rocket Pharmaceuticals, Inc. (A)	18,898	836,992
Sage Therapeutics, Inc. (A)	7,877	447,492
Sana Biotechnology, Inc. (A)	7,446	146,388
Sarepta Therapeutics, Inc. (A)	6,268	487,274
Scholar Rock Holding Corp. (A)	15,362	443,962
Seagen, Inc. (A)	17,739	2,800,633
Seres Therapeutics, Inc. (A)	9,002	214,698
Solid Biosciences, Inc. (A)	27,976	102,392
SpringWorks Therapeutics, Inc. (A)	5,481	451,689
Stoke Therapeutics, Inc. (A)	8,627	290,385
Syndax Pharmaceuticals, Inc. (A)	6,400	109,888
TG Therapeutics, Inc. (A)	5,171	200,583
Translate Bio, Inc. (A)	13,393	368,843
Turning Point Therapeutics, Inc. (A)	8,840	689,697
Twist Bioscience Corp. (A)	7,977	1,062,935
Ultragenyx Pharmaceutical, Inc. (A)	26,048	2,483,677
uniQure NV (A)	10,600	326,480
Vertex Pharmaceuticals, Inc. (A)	38,112	7,684,523
Verve Therapeutics, Inc. (A)	4,213	253,833
Xencor, Inc. (A)	19,055	657,207
Zai Lab, Ltd., ADR (A)	6,989	1,236,983
Zeneca, Inc. (A)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (A)	14,394	765,761
Zymeworks, Inc. (A)	6,823	236,690
		115,621,039
Health care equipment and supplies – 21.0%
Alcon, Inc.	10,952	768,146
AtriCure, Inc. (A)	8,662	687,156
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	17,277	$4,201,594
Danaher Corp.	43,522	11,679,564
Dentsply Sirona, Inc.	12,942	818,711
DexCom, Inc. (A)	5,303	2,264,381
Envista Holdings Corp. (A)	38,924	1,681,906
Hologic, Inc. (A)	47,489	3,168,466
ICU Medical, Inc. (A)	425	87,465
Inari Medical, Inc. (A)	3,430	319,950
Insulet Corp. (A)	5,879	1,613,844
Intuitive Surgical, Inc. (A)	13,392	12,315,819
iRhythm Technologies, Inc. (A)	4,332	287,428
Lantheus Holdings, Inc. (A)	18,633	515,016
Nevro Corp. (A)	6,140	1,017,951
Novocure, Ltd. (A)	11,724	2,600,618
Ortho Clinical Diagnostics Holdings PLC (A)	58,896	1,260,963
Outset Medical, Inc. (A)	18,326	915,933
Penumbra, Inc. (A)	10,493	2,875,712
Pulmonx Corp. (A)	3,467	152,964
Quidel Corp. (A)	9,184	1,176,654
Shockwave Medical, Inc. (A)	15,493	2,939,487
STERIS PLC	2,900	598,270
Stryker Corp.	30,619	7,952,673
Teleflex, Inc.	6,780	2,724,136
The Cooper Companies, Inc.	3,858	1,528,810
West Pharmaceutical Services, Inc.	10,799	3,877,921
Zimmer Biomet Holdings, Inc.	7,044	1,132,816
		71,164,354
Health care providers and services – 17.9%
Accolade, Inc. (A)	8,870	481,730
Agiliti, Inc. (A)	28,434	621,852
Agilon Health, Inc. (A)	17,672	716,953
Alignment Healthcare, Inc. (A)	46,816	1,094,090
Amedisys, Inc. (A)	3,532	865,093
Anthem, Inc.	14,282	5,452,868
Centene Corp. (A)	82,925	6,047,720
Cigna Corp.	26,466	6,274,295
Guardant Health, Inc. (A)	13,940	1,731,209
HCA Healthcare, Inc.	20,376	4,212,534
Humana, Inc.	14,022	6,207,820
Innovage Holding Corp. (A)	7,668	163,405
Molina Healthcare, Inc. (A)	11,839	2,995,977
Oak Street Health, Inc. (A)	8,398	491,871
Option Care Health, Inc. (A)	30,023	656,603
Privia Health Group, Inc. (A)	11,503	510,388
Surgery Partners, Inc. (A)	14,903	992,838
The Pennant Group, Inc. (A)	10,535	430,882
UnitedHealth Group, Inc.	51,699	20,702,343
		60,650,471
Health care technology – 2.8%
Certara, Inc. (A)	15,731	445,659
Doximity, Inc., Class A (A)	10,171	591,952
Doximity, Inc., Class B (A)(B)	63,222	3,412,807
Multiplan Corp. (A)	32,800	312,256
Phreesia, Inc. (A)	21,021	1,288,587
Schrodinger, Inc. (A)	4,954	374,572
Veeva Systems, Inc., Class A (A)	10,139	3,152,722
		9,578,555
Life sciences tools and services – 11.3%
10X Genomics, Inc., Class A (A)	9,307	1,822,497
Adaptive Biotechnologies Corp. (A)	21,368	873,096
Agilent Technologies, Inc.	39,844	5,889,342
Akoya Biosciences, Inc. (A)	7,645	147,854
Avantor, Inc. (A)	72,058	2,558,780

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Berkeley Lights, Inc. (A)	8,531	$382,274
Bio-Techne Corp.	2,300	1,035,598
Bruker Corp.	34,931	2,654,057
Evotec SE (A)	18,730	849,663
Lonza Group AG	1,486	1,053,509
Maravai LifeSciences Holdings, Inc., Class A (A)	12,522	522,543
Mettler-Toledo International, Inc. (A)	883	1,223,255
Pacific Biosciences of California, Inc. (A)	51,594	1,804,242
Quanterix Corp. (A)	13,174	772,787
Quantum-Si, Inc. (A)	31,200	382,512
Repligen Corp. (A)	2,042	407,624
Seer, Inc. (A)	49,727	1,630,051
Thermo Fisher Scientific, Inc.	25,077	12,650,594
Waters Corp. (A)	1,000	345,610
Wuxi Biologics Cayman, Inc. (A)(D)	57,500	1,052,841
		38,058,729
Pharmaceuticals – 10.6%
Arvinas, Inc. (A)	11,123	856,471
AstraZeneca PLC, ADR	93,760	5,616,224
Atea Pharmaceuticals, Inc. (A)	20,887	448,653
Athira Pharma, Inc. (A)	11,226	114,954
Axsome Therapeutics, Inc. (A)	7,821	527,605
Cara Therapeutics, Inc. (A)	9,133	130,328
Catalent, Inc. (A)	14,481	1,565,686
Eisai Company, Ltd.	8,900	874,667
Elanco Animal Health, Inc. (A)	19,393	672,743
Eli Lilly & Company	51,965	11,927,007
Longboard Pharmaceuticals, Inc. (A)	9,824	89,595
Merck & Company, Inc.	62,313	4,846,082
Merck KGaA	8,432	1,617,900
NGM Biopharmaceuticals, Inc. (A)	6,500	128,180
Pfizer, Inc.	28,517	1,116,726
Pliant Therapeutics, Inc. (A)	3,471	101,076
Reata Pharmaceuticals, Inc., Class A (A)	4,624	654,435
Roche Holding AG	8,260	3,112,681
Royalty Pharma PLC, Class A	31,749	1,301,392
		35,702,405
		330,775,553
TOTAL COMMON STOCKS (Cost $206,796,964)		$333,467,201
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	814,367
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	3,704	1,927,961
TOTAL PREFERRED SECURITIES (Cost $933,774)		$2,742,328
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc. (Expiration Date: 10-27-25; Strike Price: $11.50) (A)	3,748	53,446
TOTAL WARRANTS (Cost $7,214)		$53,446
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	591,841	$591,841
T. Rowe Price Government Reserve Fund, 0.0295% (E)	1,719,088	1,719,088
TOTAL SHORT-TERM INVESTMENTS (Cost $2,310,929)		$2,310,929
Total Investments (Health Sciences Trust) (Cost $210,048,881) – 100.0%		$338,573,904
Other assets and liabilities, net – 0.0%		162,546
TOTAL NET ASSETS – 100.0%		$338,736,450
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Argentina - 0.0%
YPF SA, ADR (A)	6,300	$29,484
Australia - 4.5%
Afterpay, Ltd. (A)	7,435	659,933
AGL Energy, Ltd.	24,640	151,384
Ampol, Ltd.	9,411	199,190
APA Group	39,169	261,361
Aristocrat Leisure, Ltd.	20,065	647,750
ASX, Ltd.	6,626	386,268
Aurizon Holdings, Ltd.	61,567	171,486
AusNet Services, Ltd.	86,871	113,859
Australia & New Zealand Banking Group, Ltd.	96,280	2,032,273
BHP Group PLC	71,227	2,107,673
BHP Group, Ltd.	97,792	3,557,709
BlueScope Steel, Ltd.	18,252	299,913
Brambles, Ltd.	50,212	430,918
Cochlear, Ltd.	2,361	445,444
Coles Group, Ltd.	45,471	582,473
Commonwealth Bank of Australia	58,894	4,410,146
Computershare, Ltd.	20,019	253,725
Crown Resorts, Ltd. (A)	14,067	125,562
CSL, Ltd.	15,105	3,230,490
Dexus	39,487	314,780
Domino's Pizza Enterprises, Ltd.	1,999	180,766
Endeavour Group, Ltd. (A)	43,228	203,915
Evolution Mining, Ltd.	56,369	190,456
Fortescue Metals Group, Ltd.	58,162	1,016,029
Goodman Group	57,212	905,420
Insurance Australia Group, Ltd.	88,042	340,411
Lendlease Corp., Ltd.	25,385	218,127

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macquarie Group, Ltd.	11,522	$1,349,937
Magellan Financial Group, Ltd.	4,432	178,998
Medibank Private, Ltd.	99,625	236,194
Mirvac Group	141,329	308,148
National Australia Bank, Ltd.	110,955	2,181,248
Newcrest Mining, Ltd.	28,639	543,105
Northern Star Resources, Ltd.	39,419	289,499
Oil Search, Ltd.	73,917	211,174
Orica, Ltd.	15,709	156,231
Origin Energy, Ltd.	58,812	198,621
Qantas Airways, Ltd. (A)	30,851	107,701
QBE Insurance Group, Ltd.	49,235	397,306
Ramsay Health Care, Ltd.	6,659	314,177
REA Group, Ltd.	1,952	247,337
Reece, Ltd.	9,597	169,951
Rio Tinto, Ltd.	12,705	1,204,507
Santos, Ltd.	64,049	340,198
Scentre Group	177,637	363,503
SEEK, Ltd.	11,910	296,071
Sonic Healthcare, Ltd.	16,282	469,174
South32, Ltd.	112,851	247,481
South32, Ltd. (London Stock Exchange)	48,980	107,947
Stockland	87,409	304,381
Suncorp Group, Ltd.	43,155	359,278
Sydney Airport (A)	47,614	206,598
Tabcorp Holdings, Ltd.	82,609	320,519
Telstra Corp., Ltd.	142,464	401,804
The GPT Group	71,628	262,026
Transurban Group	93,607	998,328
Treasury Wine Estates, Ltd.	26,341	230,650
Vicinity Centres	148,057	170,704
Washington H. Soul Pattinson & Company, Ltd. (B)	3,863	97,690
Wesfarmers, Ltd.	37,640	1,668,699
Westpac Banking Corp.	121,785	2,356,763
WiseTech Global, Ltd.	5,291	126,437
Woodside Petroleum, Ltd.	32,383	539,233
Woolworths Group, Ltd.	43,228	1,237,033
		42,636,112
Austria - 0.1%
Erste Group Bank AG	11,010	404,742
OMV AG	5,543	316,325
Raiffeisen Bank International AG	4,926	111,813
Verbund AG	2,442	224,959
voestalpine AG	4,357	177,719
		1,235,558
Belgium - 0.6%
Ageas SA/NV	6,383	354,710
Anheuser-Busch InBev SA/NV	26,526	1,912,224
Elia Group SA/NV	1,076	113,579
Etablissements Franz Colruyt NV	2,769	154,923
Groupe Bruxelles Lambert SA	3,809	426,498
KBC Group NV	8,597	656,391
Proximus SADP	5,996	115,897
Sofina SA	537	232,013
Solvay SA	2,881	366,703
UCB SA	4,152	434,845
Umicore SA	6,530	399,492
		5,167,275
Brazil - 1.1%
Ambev SA	157,730	541,327
Atacadao SA	13,900	58,688
B2W Cia Digital (A)	8,038	107,081
B3 SA - Brasil Bolsa Balcao	206,421	698,058
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco Bradesco SA	46,660	$205,071
Banco BTG Pactual SA	638	8,864
Banco BTG Pactual SA, Unit	8,663	212,595
Banco do Brasil SA	28,713	185,482
Banco Inter SA	423	2,181
Banco Inter SA, Unit	3,400	53,176
Banco Santander Brasil SA	14,000	113,997
BB Seguridade Participacoes SA	24,400	113,322
BRF SA (A)	19,720	108,357
CCR SA	40,100	108,437
Centrais Eletricas Brasileiras SA	9,400	81,587
Centrais Eletricas Brasileiras SA, ADR	1,429	12,489
Cia Brasileira de Distribuicao	4,938	38,382
Cia Brasileira de Distribuicao, ADR (B)	628	4,892
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	82,886
Cia Siderurgica Nacional SA, ADR	11,800	103,604
Cosan SA	22,444	108,118
Energisa SA	6,100	57,151
Engie Brasil Energia SA	7,275	57,263
Equatorial Energia SA	30,700	153,074
Hypera SA	10,908	75,596
JBS SA	34,073	199,349
Klabin SA (A)	24,000	127,098
Localiza Rent a Car SA	20,227	260,269
Lojas Renner SA	29,260	260,197
Magazine Luiza SA	92,108	391,669
Natura & Company Holding SA (A)	26,929	307,200
Notre Dame Intermedica Participacoes SA	17,255	294,637
Petrobras Distribuidora SA	25,000	134,103
Petroleo Brasileiro SA	124,329	757,153
Raia Drogasil SA	35,900	178,352
Rumo SA (A)	45,451	174,994
Sendas Distribuidora SA	4,938	85,917
Sendas Distribuidora SA, ADR	628	10,739
Suzano SA (A)	22,263	267,713
Suzano SA, ADR (A)	3,164	38,095
Telefonica Brasil SA	9,652	81,504
Telefonica Brasil SA, ADR	6,017	51,145
TIM SA	28,020	64,954
TOTVS SA	16,600	125,656
Ultrapar Participacoes SA	25,400	93,913
Vale SA	130,797	2,978,158
Via Varejo SA (A)	44,400	140,954
WEG SA	56,116	380,101
		10,695,548
Canada - 7.0%
Agnico Eagle Mines, Ltd.	8,481	512,856
Air Canada (A)	5,400	111,084
Algonquin Power & Utilities Corp. (B)	20,241	301,590
Alimentation Couche-Tard, Inc., Class B	29,500	1,083,999
AltaGas, Ltd.	11,500	241,392
Atco, Ltd., Class I	3,400	120,574
B2Gold Corp.	36,100	151,436
Ballard Power Systems, Inc. (A)	7,500	136,012
Bank of Montreal	21,498	2,203,562
Barrick Gold Corp.	40,477	837,230
Barrick Gold Corp. (London Stock Exchange)	20,657	428,194
BCE, Inc.	5,524	272,412
BlackBerry, Ltd. (A)	21,000	256,655
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	299	15,805
Brookfield Asset Management, Inc., Class A	43,372	2,212,686

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CAE, Inc. (A)	10,400	$320,323
Cameco Corp.	13,200	253,011
Canadian Apartment Properties REIT	2,900	135,970
Canadian Imperial Bank of Commerce	15,200	1,730,294
Canadian National Railway Company	24,000	2,532,236
Canadian Natural Resources, Ltd.	40,360	1,465,150
Canadian Pacific Railway, Ltd.	22,100	1,699,397
Canadian Tire Corp., Ltd., Class A	2,100	332,314
Canadian Utilities, Ltd., Class A	4,600	127,654
Canopy Growth Corp. (A)(B)	8,000	193,482
CCL Industries, Inc., Class B	5,400	297,401
Cenovus Energy, Inc.	43,800	419,061
CGI, Inc. (A)	7,900	716,264
Constellation Software, Inc.	700	1,060,170
Dollarama, Inc.	10,100	462,306
Emera, Inc.	8,900	403,788
Empire Company, Ltd., Class A	6,200	195,563
Enbridge, Inc.	68,500	2,742,542
Fairfax Financial Holdings, Ltd.	900	394,676
First Quantum Minerals, Ltd.	20,154	464,505
FirstService Corp.	1,500	257,273
Fortis, Inc.	16,245	719,073
Franco-Nevada Corp.	6,410	930,215
George Weston, Ltd.	2,799	266,781
GFL Environmental, Inc.	6,400	204,556
Gildan Activewear, Inc.	7,300	269,363
Great-West Lifeco, Inc.	9,900	294,061
Hydro One, Ltd. (C)	11,900	287,612
iA Financial Corp., Inc.	3,600	196,002
IGM Financial, Inc.	3,000	105,905
Imperial Oil, Ltd.	8,630	263,021
Intact Financial Corp.	5,300	720,049
Inter Pipeline, Ltd.	15,900	258,458
Ivanhoe Mines, Ltd., Class A (A)	19,900	143,679
Keyera Corp.	8,500	228,408
Kinross Gold Corp.	45,229	286,786
Kirkland Lake Gold, Ltd.	8,700	335,269
Lightspeed POS, Inc. (A)	3,200	267,828
Loblaw Companies, Ltd.	6,140	377,880
Lundin Mining Corp.	22,100	199,321
Magna International, Inc.	9,800	907,346
Manulife Financial Corp. (D)	66,100	1,301,097
Metro, Inc.	8,257	395,864
National Bank of Canada	11,500	860,645
Northland Power, Inc.	8,100	276,338
Nutrien, Ltd.	19,490	1,180,941
Nuvei Corp. (A)	1,900	155,513
Onex Corp.	2,700	196,053
Open Text Corp.	9,700	492,590
Pan American Silver Corp.	7,300	208,470
Parkland Corp.	5,400	174,511
Pembina Pipeline Corp.	18,998	603,688
Power Corp. of Canada	19,412	613,555
Quebecor, Inc., Class B	6,400	170,687
Restaurant Brands International, Inc. (B)	10,046	647,285
RioCan Real Estate Investment Trust (B)	6,300	112,217
Ritchie Brothers Auctioneers, Inc.	3,800	225,284
Rogers Communications, Inc., Class B	12,200	648,580
Royal Bank of Canada	47,300	4,792,197
Saputo, Inc.	9,100	271,400
Shaw Communications, Inc., Class B	16,926	490,330
Shopify, Inc., Class A (A)	3,700	5,411,116
Sun Life Financial, Inc.	20,000	1,031,300
Suncor Energy, Inc.	52,235	1,251,095
TC Energy Corp.	31,197	1,543,743
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd., Class B	16,161	$372,214
TELUS Corp. (B)	14,193	318,301
The Bank of Nova Scotia	40,200	2,614,492
The Toronto-Dominion Bank	60,272	4,223,805
Thomson Reuters Corp.	5,954	591,413
TMX Group, Ltd.	2,000	211,262
Toromont Industries, Ltd.	2,800	243,950
West Fraser Timber Company, Ltd.	3,100	222,547
Wheaton Precious Metals Corp.	15,076	664,531
WSP Global, Inc.	3,800	443,579
Yamana Gold, Inc.	33,100	139,385
		65,450,458
Chile - 0.1%
Antofagasta PLC	13,250	263,487
Banco Santander Chile, ADR	5,508	109,444
Cencosud SA	61,383	122,124
Enel Americas SA, ADR	14,968	108,069
Enel Chile SA, ADR (B)	18,222	53,755
Sociedad Quimica y Minera de Chile SA, ADR	4,430	209,672
		866,551
China - 10.2%
3SBio, Inc. (A)(C)	40,500	50,082
51job, Inc., ADR (A)	900	69,993
AAC Technologies Holdings, Inc.	27,342	204,558
AECC Aviation Power Company, Ltd., Class A	3,600	29,640
Agile Group Holdings, Ltd.	54,000	69,980
Agricultural Bank of China, Ltd., Class A	165,700	77,693
Agricultural Bank of China, Ltd., H Shares	934,000	324,103
Aier Eye Hospital Group Company, Ltd., Class A	11,596	127,122
Air China, Ltd., H Shares (A)	84,534	62,158
Airtac International Group	4,000	154,080
Alibaba Group Holding, Ltd., ADR (A)	63,000	14,287,140
A-Living Smart City Services Company, Ltd. (C)	15,500	76,935
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	23,878
Aluminum Corp. of China, Ltd., H Shares (A)	131,220	77,796
Anhui Conch Cement Company, Ltd., Class A	8,900	56,520
Anhui Conch Cement Company, Ltd., H Shares	44,290	234,767
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	49,843
Anhui Gujing Distillery Company, Ltd., Class A	900	33,341
ANTA Sports Products, Ltd.	37,000	868,417
Autohome, Inc., ADR	2,100	134,316
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	11,977
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	28,119
AVIC Xi'an Aircraft Industry Group Company, Ltd., Class A	6,200	25,245
AviChina Industry & Technology Company, Ltd., H Shares	72,000	47,655
Baidu, Inc., ADR (A)	9,000	1,835,100
Bank of Beijing Company, Ltd., Class A	47,000	35,423
Bank of China, Ltd., Class A	78,100	37,225
Bank of China, Ltd., H Shares	2,682,563	963,208
Bank of Communications Company, Ltd., Class A	87,300	66,195

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	292,527	$196,499
Bank of Hangzhou Company, Ltd., Class A	11,400	26,025
Bank of Jiangsu Company, Ltd., Class A	33,410	36,726
Bank of Nanjing Company, Ltd., Class A	13,600	22,142
Bank of Ningbo Company, Ltd., Class A	12,500	75,352
Bank of Shanghai Company, Ltd., Class A	31,610	40,107
Baoshan Iron & Steel Company, Ltd., Class A	41,300	48,814
Baozun, Inc., ADR (A)	1,300	46,072
BeiGene, Ltd., ADR (A)	1,500	514,785
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	35,058
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	11,097
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	6,700	132,706
Bilibili, Inc., ADR (A)	4,800	584,832
BOE Technology Group Company, Ltd., Class A	75,300	72,694
BYD Company, Ltd., Class A	4,000	154,792
BYD Company, Ltd., H Shares	26,105	783,575
BYD Electronic International Company, Ltd. (B)	22,500	147,895
Cansino Biologics, Inc., Class A (A)	254	30,497
CanSino Biologics, Inc., H Shares (A)(C)	2,400	127,474
CGN Power Company, Ltd., H Shares (C)	317,000	70,598
Changchun High & New Technology Industry Group, Inc., Class A	800	47,864
China Aoyuan Group, Ltd.	64,000	54,051
China Bohai Bank Company, Ltd., H Shares (C)	83,000	28,731
China Cinda Asset Management Company, Ltd., H Shares	304,800	58,069
China CITIC Bank Corp., Ltd., H Shares	310,800	147,151
China Communications Services Corp., Ltd., H Shares	129,600	64,717
China Conch Venture Holdings, Ltd.	57,900	243,618
China Construction Bank Corp., Class A	15,400	15,849
China Construction Bank Corp., H Shares	3,209,914	2,518,831
China East Education Holdings, Ltd. (A)(C)	18,500	29,049
China Eastern Airlines Corp., Ltd., Class A	15,800	12,425
China Everbright Bank Company, Ltd., Class A (A)	88,600	51,826
China Everbright Bank Company, Ltd., H Shares	120,000	48,990
China Evergrande Group (B)	65,959	85,785
China Feihe, Ltd. (C)	39,000	84,085
China Fortune Land Development Company, Ltd., Class A	8,710	7,058
China Galaxy Securities Company, Ltd., H Shares	129,500	77,159
China Greatwall Technology Group Company, Ltd., Class A	6,500	14,665
China Hongqiao Group, Ltd.	57,000	77,184
China Huarong Asset Management Company, Ltd., H Shares (C)(E)	351,700	27,722
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	36,800	98,963
China Lesso Group Holdings, Ltd.	36,000	88,872
China Life Insurance Company, Ltd., Class A	4,500	23,576
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Life Insurance Company, Ltd., H Shares	248,624	$492,927
China Literature, Ltd. (A)(C)	10,200	113,589
China Longyuan Power Group Corp., Ltd., H Shares	99,000	170,449
China Medical System Holdings, Ltd.	48,300	126,953
China Meidong Auto Holdings, Ltd.	18,000	98,061
China Merchants Bank Company, Ltd., Class A	45,900	384,708
China Merchants Bank Company, Ltd., H Shares	131,823	1,122,894
China Merchants Securities Company, Ltd., Class A	16,510	48,558
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	29,824
China Minsheng Banking Corp., Ltd., Class A	78,880	53,821
China Minsheng Banking Corp., Ltd., H Shares (B)	194,496	93,108
China Molybdenum Company, Ltd., Class A (A)	28,400	22,641
China Molybdenum Company, Ltd., H Shares	129,000	76,441
China National Building Material Company, Ltd., H Shares	138,000	162,045
China National Nuclear Power Company, Ltd., Class A	20,900	16,369
China Oilfield Services, Ltd., H Shares	56,000	50,167
China Pacific Insurance Group Company, Ltd., Class A	14,000	62,694
China Pacific Insurance Group Company, Ltd., H Shares	94,100	295,593
China Petroleum & Chemical Corp., Class A	56,700	38,278
China Petroleum & Chemical Corp., H Shares	819,361	416,448
China Railway Group, Ltd., Class A	30,000	24,325
China Railway Group, Ltd., H Shares	126,000	65,681
China Resources Pharmaceutical Group, Ltd. (C)	66,000	41,102
China Shenhua Energy Company, Ltd., Class A (A)	9,800	29,583
China Shenhua Energy Company, Ltd., H Shares	113,500	222,324
China Southern Airlines Company, Ltd., Class A (A)	13,800	12,861
China Southern Airlines Company, Ltd., H Shares (A)	64,000	39,721
China State Construction Engineering Corp., Ltd., Class A	93,340	67,165
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	199,449
China Tower Corp., Ltd., H Shares (C)	1,496,000	206,005
China Vanke Company, Ltd., Class A	21,600	79,512
China Vanke Company, Ltd., H Shares	56,900	177,842
China Yangtze Power Company, Ltd., Class A	48,900	156,209
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	34,776
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	89,447
CIFI Holdings Group Company, Ltd.	133,487	104,123
CITIC Securities Company, Ltd., Class A	21,900	84,462
CITIC Securities Company, Ltd., H Shares	75,500	189,177
CITIC, Ltd.	207,967	223,937

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Contemporary Amperex Technology Company, Ltd., Class A	4,900	$404,239
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	92,000	231,184
Country Garden Holdings Company, Ltd.	260,777	291,880
Country Garden Services Holdings Company, Ltd.	47,000	507,130
CSC Financial Company, Ltd., Class A (A)	6,200	30,118
CSPC Pharmaceutical Group, Ltd.	303,120	437,843
Dali Foods Group Company, Ltd. (C)	73,000	43,504
Daqo New Energy Corp., ADR (A)	2,500	162,550
Dongfeng Motor Group Company, Ltd., H Shares	91,220	81,882
East Money Information Company, Ltd., Class A	21,456	108,640
Ecovacs Robotics Company, Ltd., Class A	2,300	81,112
ENN Energy Holdings, Ltd.	26,600	505,553
Eve Energy Company, Ltd., Class A	4,181	67,132
Ever Sunshine Lifestyle Services Group, Ltd.	22,000	54,619
Everbright Securities Company, Ltd., Class A	8,700	24,080
Flat Glass Group Company, Ltd., H Shares (B)	23,000	94,721
Focus Media Information Technology Company, Ltd., Class A	32,700	47,548
Foshan Haitian Flavouring & Food Company, Ltd., Class A	7,800	155,484
Fosun International, Ltd.	85,000	122,169
Founder Securities Company, Ltd., Class A (A)	13,200	19,106
Foxconn Industrial Internet Company, Ltd., Class A (A)	6,400	12,285
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	38,838
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	118,271
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	32,764
GDS Holdings, Ltd., ADR (A)	2,100	164,829
Gemdale Corp., Class A	7,300	11,572
Genscript Biotech Corp. (A)	28,000	122,134
GF Securities Company, Ltd., Class A	13,200	30,912
GF Securities Company, Ltd., H Shares	47,800	61,875
Gigadevice Semiconductor Beijing, Inc., Class A	1,372	39,837
GoerTek, Inc., Class A	5,200	34,354
GOME Retail Holdings, Ltd. (A)	386,127	49,541
Great Wall Motor Company, Ltd., H Shares	104,500	336,755
Greenland Holdings Corp., Ltd., Class A	13,100	11,052
Greentown China Holdings, Ltd.	29,000	44,746
Greentown Service Group Company, Ltd.	48,000	74,614
GSX Techedu, Inc., ADR (A)(B)	2,700	39,879
Guangdong Haid Group Company, Ltd., Class A (A)	3,500	44,159
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	90,034
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	12,047
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	49,794
Guosen Securities Company, Ltd., Class A	6,600	10,974
Guotai Junan Securities Company, Ltd., Class A	16,700	44,274
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haidilao International Holding, Ltd. (C)	26,000	$136,908
Haier Smart Home Company, Ltd., Class A	13,600	54,542
Haier Smart Home Company, Ltd., H Shares (A)	65,400	228,088
Haitian International Holdings, Ltd.	21,000	70,326
Haitong Securities Company, Ltd., Class A	18,000	32,010
Haitong Securities Company, Ltd., H Shares	113,200	99,126
Hangzhou First Applied Material Company, Ltd., Class A	2,800	45,555
Hangzhou Silan Microelectronics Company, Ltd., Class A	34,200	297,910
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	50,750
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	4,100	96,092
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	174,786
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	21,636
Hengan International Group Company, Ltd.	25,000	167,287
Hengli Petrochemical Company, Ltd., Class A	9,500	38,579
HengTen Networks Group, Ltd. (A)	156,000	124,659
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	15,681
Hua Hong Semiconductor, Ltd. (A)(C)	17,000	93,852
Huadong Medicine Company, Ltd., Class A	2,800	19,890
Hualan Biological Engineering, Inc., Class A	4,030	22,858
Huaneng Power International, Inc., H Shares	149,436	58,449
Huatai Securities Company, Ltd., Class A	16,400	40,069
Huatai Securities Company, Ltd., H Shares (C)	48,800	71,583
Huaxia Bank Company, Ltd., Class A (A)	28,500	27,305
Huayu Automotive Systems Company, Ltd., Class A	5,100	20,731
Huazhu Group, Ltd., ADR (A)	4,700	248,207
Hundsun Technologies, Inc., Class A (A)	1,690	24,348
Iflytek Company, Ltd., Class A	9,600	100,248
I-Mab, ADR (A)	1,100	92,345
Industrial & Commercial Bank of China, Ltd., Class A	120,000	96,029
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	1,202,356
Industrial Bank Company, Ltd., Class A	46,200	146,881
Industrial Securities Company, Ltd., Class A	14,900	22,254
Ingenic Semiconductor Company, Ltd., Class A	2,800	43,695
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	11,702
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	77,397
Innovent Biologics, Inc. (A)(C)	33,000	384,940
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	14,119
iQIYI, Inc., ADR (A)	4,500	70,110
JA Solar Technology Company, Ltd., Class A (A)	24,100	182,432
JD Health International, Inc. (A)(C)	9,550	136,403
JD.com, Inc., ADR (A)	29,100	2,322,471

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Expressway Company, Ltd., H Shares	41,145	$46,567
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	39,310
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	149,153
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	23,462
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A (A)	3,400	108,957
Jiangxi Copper Company, Ltd., H Shares	39,075	79,798
Jinxin Fertility Group, Ltd. (C)	44,000	110,899
Jiumaojiu International Holdings, Ltd. (C)	22,000	89,921
JOYY, Inc., ADR	2,000	131,940
Kaisa Group Holdings, Ltd. (A)	56,000	21,175
KE Holdings, Inc., ADR (A)	6,900	328,992
Kingdee International Software Group Company, Ltd. (A)	81,000	274,336
Kingsoft Corp., Ltd.	29,000	173,678
Kuaishou Technology (A)(C)	6,700	168,500
Kweichow Moutai Company, Ltd., Class A	2,500	795,209
KWG Group Holdings, Ltd.	45,000	60,182
Lenovo Group, Ltd.	257,436	295,640
Lens Technology Company, Ltd., Class A (A)	7,300	33,195
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	19,870
Li Auto, Inc., ADR (A)(B)	6,300	220,122
Li Ning Company, Ltd.	70,500	859,981
Lingyi iTech Guangdong Company, Class A	12,700	18,050
Logan Group Company, Ltd.	48,000	71,798
Longfor Group Holdings, Ltd. (C)	60,100	334,766
LONGi Green Energy Technology Company, Ltd., Class A	32,060	439,857
Lufax Holding, Ltd., ADR (A)(B)	5,800	65,540
Luxshare Precision Industry Company, Ltd., Class A (A)	15,495	110,259
Luzhou Laojiao Company, Ltd., Class A	3,300	120,269
Mango Excellent Media Company, Ltd., Class A	3,300	35,007
Maxscend Microelectronics Company, Ltd., Class A	900	74,784
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	11,692
Meituan, Class B (A)(C)	120,300	4,962,515
Metallurgical Corp. of China, Ltd., A Shares	28,700	13,228
Microport Scientific Corp.	25,000	224,370
Ming Yuan Cloud Group Holdings, Ltd. (A)	13,000	64,343
Minth Group, Ltd.	26,000	123,308
Momo, Inc., ADR	5,200	79,612
Muyuan Foods Company, Ltd., Class A	9,282	87,299
NARI Technology Company, Ltd., Class A	12,360	44,426
NAURA Technology Group Company, Ltd., Class A (A)	3,200	137,195
NetEase, Inc., ADR	14,000	1,613,500
New China Life Insurance Company, Ltd., Class A	4,600	32,659
New China Life Insurance Company, Ltd., H Shares	29,500	100,588
New Hope Liuhe Company, Ltd., Class A (A)	6,800	15,431
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New Oriental Education & Technology Group, Inc., ADR (A)	51,000	$417,690
NIO, Inc., ADR (A)	42,100	2,239,720
Noah Holdings, Ltd., ADR (A)	1,000	47,200
Nongfu Spring Company, Ltd., H Shares (C)	10,000	50,128
Orient Securities Company, Ltd., Class A (A)	9,600	14,839
Perfect World Company, Ltd., Class A	4,350	16,076
PetroChina Company, Ltd., Class A	36,000	29,492
PetroChina Company, Ltd., H Shares	712,261	348,801
Pharmaron Beijing Company, Ltd., H Shares (C)	4,200	111,830
PICC Property & Casualty Company, Ltd., H Shares	252,363	220,749
Pinduoduo, Inc., ADR (A)	13,100	1,663,962
Ping An Bank Company, Ltd., Class A	38,200	133,701
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	17,400	216,763
Ping An Insurance Group Company of China, Ltd., Class A	24,100	239,559
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	1,943,251
Poly Developments and Holdings Group Company, Ltd., Class A (A)	26,500	49,363
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	222,595
Power Construction Corp. of China, Ltd., Class A	20,500	12,272
Raytron Technology Company, Ltd., Class A	2,601	40,186
Rongsheng Petrochemical Company, Ltd., Class A	13,950	37,233
SAIC Motor Corp., Ltd., Class A (A)	17,300	58,781
Sanan Optoelectronics Company, Ltd., Class A	6,600	32,683
Sangfor Technologies, Inc., Class A	700	28,053
Sany Heavy Industry Company, Ltd., Class A	18,600	83,588
SDIC Capital Company, Ltd., Class A	11,856	15,568
SDIC Power Holdings Company, Ltd., Class A	10,900	16,209
Seazen Group, Ltd. (A)	64,000	60,525
Seazen Holdings Company, Ltd., Class A	5,000	32,140
SF Holding Company, Ltd., Class A	3,600	37,660
Shaanxi Coal Industry Company, Ltd., Class A	13,400	24,553
Shandong Gold Mining Company, Ltd., Class A	5,880	17,492
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	21,500	38,009
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	186,607
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	35,695
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	141,249
Shanghai International Airport Company, Ltd., Class A	1,600	11,908
Shanghai International Port Group Company, Ltd., Class A	13,700	10,108
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	36,450
Shanghai M&G Stationery, Inc., Class A	2,000	26,139

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	$67,920
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	101,001
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	96,876
Shengyi Technology Company, Ltd., Class A	5,100	18,470
Shennan Circuits Company, Ltd., Class A	1,120	19,245
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	26,202
Shenzhen Goodix Technology Company, Ltd., Class A	800	16,030
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	63,648
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	32,225
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	51,907
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	15,199
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	10,499
Shenzhou International Group Holdings, Ltd.	27,000	681,825
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	18,692
Silergy Corp.	2,000	271,447
Sinopharm Group Company, Ltd., H Shares	42,800	126,976
Sinotruk Hong Kong, Ltd.	24,500	52,503
Smoore International Holdings, Ltd. (C)	21,000	116,255
Songcheng Performance Development Company, Ltd., Class A	5,760	14,976
Spring Airlines Company, Ltd., Class A	2,000	17,607
Sunac China Holdings, Ltd.	87,000	298,327
Sungrow Power Supply Company, Ltd., Class A	9,100	161,680
Suning.com Company, Ltd., Class A (E)	20,700	17,908
Sunny Optical Technology Group Company, Ltd.	23,800	751,666
TAL Education Group, ADR (A)	12,800	322,944
TCL Technology Group Corp., Class A	21,800	25,785
Tencent Holdings, Ltd.	191,200	14,395,928
Tencent Music Entertainment Group, ADR (A)	12,400	191,952
The People's Insurance Company Group of China, Ltd., H Shares	265,000	88,361
Thunder Software Technology Company, Ltd., Class A	8,300	201,438
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	27,000	161,223
Tingyi Cayman Islands Holding Corp.	76,000	151,729
Tongcheng-Elong Holdings, Ltd. (A)	28,800	72,076
Tongwei Company, Ltd., Class A	6,200	41,442
Topsports International Holdings, Ltd. (C)	41,000	67,043
TravelSky Technology, Ltd., H Shares	31,000	66,792
Trip.com Group, Ltd., ADR (A)	16,000	567,360
Tsingtao Brewery Company, Ltd., H Shares	12,000	129,050
Unigroup Guoxin Microelectronics Company, Ltd., Class A	7,200	171,633
Uni-President China Holdings, Ltd.	46,000	50,754
Unisplendour Corp., Ltd., Class A	5,320	17,997
Vipshop Holdings, Ltd., ADR (A)	15,300	307,224
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Walvax Biotechnology Company, Ltd., Class A	3,400	$32,433
Wanhua Chemical Group Company, Ltd., Class A	7,000	117,803
Want Want China Holdings, Ltd.	163,000	115,414
Weibo Corp., ADR (A)	1,890	99,452
Weichai Power Company, Ltd., Class A	9,600	26,509
Weichai Power Company, Ltd., H Shares	64,720	143,697
Weimob, Inc. (A)(B)(C)	53,000	116,957
Wens Foodstuffs Group Company, Ltd., Class A	14,160	31,477
Will Semiconductor Company, Ltd., Class A	3,100	154,127
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	17,474
Wuliangye Yibin Company, Ltd., Class A (A)	8,600	395,763
WUS Printed Circuit Kunshan Company, Ltd., Class A (A)	3,800	9,094
WuXi AppTec Company, Ltd., Class A	5,544	134,133
WuXi AppTec Company, Ltd., H Shares (C)	11,006	256,897
Wuxi Biologics Cayman, Inc. (A)(C)	111,000	2,032,443
Wuxi Shangji Automation Company, Ltd., Class A	1,100	30,441
Xiaomi Corp., Class B (A)(C)	416,400	1,448,203
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	14,462
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	22,200	34,686
Xinyi Solar Holdings, Ltd.	137,007	294,897
XPeng, Inc., ADR (A)	7,000	310,940
Yadea Group Holdings, Ltd. (C)	34,000	73,028
Yanzhou Coal Mining Company, Ltd., H Shares	49,990	67,131
Yihai International Holding, Ltd. (A)	16,000	107,457
Yonghui Superstores Company, Ltd., Class A (A)	10,200	7,462
Yonyou Network Technology Company, Ltd., Class A	5,200	26,738
Yum China Holdings, Inc.	12,700	841,375
Yunda Holding Company, Ltd., Class A (A)	3,120	6,531
Yunnan Baiyao Group Company, Ltd., Class A	2,800	50,107
Zai Lab, Ltd., ADR (A)	2,300	407,077
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	69,324
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	35,661
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	24,784
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	15,663
Zhejiang Expressway Company, Ltd., H Shares	49,718	44,224
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A (A)	30,300	236,522
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	15,303
Zhejiang NHU Company, Ltd., Class A	5,760	25,538
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	29,879
Zhejiang Supor Company, Ltd., Class A	1,200	11,838

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhenro Properties Group, Ltd.	51,000	$28,490
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	12,500	70,674
Zhongsheng Group Holdings, Ltd.	20,000	166,367
Zhuzhou CRRC Times Electric Company, Ltd., H Shares (A)	18,000	106,318
Zijin Mining Group Company, Ltd., Class A	27,800	41,586
Zijin Mining Group Company, Ltd., H Shares	193,469	259,614
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	20,426
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	46,893
ZTE Corp., Class A	7,600	39,037
ZTE Corp., H Shares	25,887	80,785
ZTO Express Cayman, Inc., ADR	11,400	345,990
		96,139,550
Colombia - 0.0%
Bancolombia SA, ADR	3,847	110,794
Ecopetrol SA, ADR	9,500	138,890
		249,684
Czech Republic - 0.0%
CEZ AS	6,817	202,159
Komercni banka AS (A)	3,440	121,046
		323,205
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series A	107	297,631
A.P. Moller - Maersk A/S, Series B	207	595,934
Ambu A/S, Class B	5,684	218,709
Carlsberg A/S, Class B	3,581	668,272
Chr. Hansen Holding A/S	3,557	320,963
Coloplast A/S, B Shares	4,136	679,062
Danske Bank A/S	26,235	462,022
Demant A/S (A)	5,000	281,772
DSV Panalpina A/S	7,363	1,718,804
Genmab A/S (A)	2,265	928,068
GN Store Nord A/S	4,458	389,852
Novo Nordisk A/S, B Shares	58,071	4,861,045
Novozymes A/S, B Shares	7,019	529,581
Orsted A/S (C)	6,586	924,420
Pandora A/S	3,372	454,930
Rockwool International A/S, B Shares	272	132,470
Tryg A/S	9,749	239,462
Vestas Wind Systems A/S	34,230	1,337,435
		15,040,432
Egypt - 0.0%
Commercial International Bank Egypt SAE (A)	51,581	172,646
Finland - 0.8%
Elisa OYJ	5,862	349,818
Fortum OYJ	16,798	463,396
Kesko OYJ, B Shares	9,211	340,128
Kone OYJ, B Shares	11,833	965,739
Neste OYJ	14,709	902,278
Nokia OYJ (A)	140,582	753,203
Nokia OYJ (Euronext Paris Exchange) (A)(B)	56,247	300,956
Nordea Bank ABP	109,335	1,217,545
Nordea Bank ABP (London Stock Exchange)	1,569	17,491
Orion OYJ, Class B	3,379	145,278
Sampo OYJ, A Shares	15,885	730,463
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Stora Enso OYJ, R Shares	20,482	$374,019
UPM-Kymmene OYJ	19,972	756,096
Wartsila OYJ ABP	15,222	226,155
		7,542,565
France - 6.9%
Accor SA (A)	6,145	229,845
Aeroports de Paris (A)	1,190	155,332
Air Liquide SA	15,910	2,789,813
Airbus SE (A)	19,831	2,555,275
Alstom SA	8,418	425,325
Amundi SA (C)	2,415	213,000
Arkema SA	2,540	319,237
Atos SE	3,698	225,180
AXA SA	66,841	1,697,246
BioMerieux	1,432	166,385
BNP Paribas SA	37,933	2,380,656
Bollore SA	32,561	174,669
Bouygues SA	8,158	302,171
Bureau Veritas SA (A)	10,297	326,038
Capgemini SE (B)	5,409	1,040,222
Carrefour SA	20,604	405,474
Cie de Saint-Gobain	18,075	1,192,872
Cie Generale des Etablissements Michelin SCA	5,963	951,665
CNP Assurances	6,491	110,629
Covivio	2,169	185,682
Credit Agricole SA	41,519	582,078
Danone SA	21,340	1,501,371
Dassault Aviation SA	98	115,442
Dassault Systemes SE	4,566	1,108,148
Edenred	8,717	497,014
Eiffage SA	3,075	313,209
Electricite de France SA	23,423	320,100
Engie SA	63,119	865,522
EssilorLuxottica SA	9,828	1,815,554
Eurazeo SE	1,144	99,742
Faurecia SE	3,556	174,814
Faurecia SE (Borsa Italiana Exchange)	633	30,921
Gecina SA	1,814	277,925
Getlink SE	14,784	230,884
Hermes International	1,094	1,596,483
Iliad SA	497	72,820
Ipsen SA	1,496	155,669
Kering SA	2,546	2,230,845
Klepierre SA	8,046	207,295
La Francaise des Jeux SAEM (C)	2,992	175,982
Legrand SA	9,225	977,694
L'Oreal SA	8,487	3,790,234
LVMH Moet Hennessy Louis Vuitton SE	9,362	7,364,666
Natixis SA	35,715	169,675
Orange SA	68,945	786,853
Orpea SA	1,800	229,163
Pernod Ricard SA (B)	7,039	1,564,501
Publicis Groupe SA	7,306	467,547
Remy Cointreau SA	930	192,066
Renault SA (A)	7,048	285,708
Safran SA	11,283	1,565,884
Sanofi	38,211	4,014,538
Sartorius Stedim Biotech	961	454,831
Schneider Electric SE	17,545	2,765,867
Schneider Electric SE (Euronext London Exchange)	623	98,041
SCOR SE (B)	6,432	204,763
SEB SA	1,019	184,340
Societe Generale SA	27,239	805,766

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sodexo SA (A)	3,211	$300,098
Suez SA (B)	11,179	265,964
Teleperformance	2,029	823,954
Thales SA	4,046	413,407
TotalEnergies SE	85,421	3,869,716
Ubisoft Entertainment SA (A)	3,042	212,537
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	3,595	311,671
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	115,174
Valeo SA	7,694	232,077
Veolia Environnement SA	18,107	547,389
Vinci SA	17,915	1,915,071
Vivendi SE (B)	23,492	789,309
Wendel SE	1,176	158,254
Worldline SA (A)(C)	8,074	756,569
		64,851,861
Germany - 5.4%
adidas AG	6,334	2,363,577
Allianz SE	13,687	3,415,678
BASF SE	30,975	2,445,154
Bayer AG	32,613	1,982,710
Bayerische Motoren Werke AG	11,166	1,183,767
Bechtle AG	921	171,177
Beiersdorf AG	3,796	458,199
Brenntag SE	5,855	544,938
Carl Zeiss Meditec AG, Bearer Shares	1,435	277,392
Commerzbank AG (A)	37,723	267,896
Continental AG	3,710	545,818
Covestro AG (C)	7,081	457,846
Daimler AG	28,412	2,538,852
Delivery Hero SE (A)(C)	5,213	688,772
Deutsche Bank AG (A)	68,610	894,514
Deutsche Boerse AG	6,408	1,118,490
Deutsche Lufthansa AG (A)(B)	9,922	111,579
Deutsche Post AG	32,906	2,241,049
Deutsche Telekom AG	112,403	2,377,319
Deutsche Wohnen SE	12,352	755,794
E.ON SE	78,119	903,810
Evonik Industries AG	6,743	226,385
Fresenius Medical Care AG & Company KGaA	7,798	647,983
Fresenius SE & Company KGaA	15,294	798,191
GEA Group AG	5,093	206,369
Hannover Rueck SE	2,322	388,721
HeidelbergCement AG	5,549	476,417
HelloFresh SE (A)	5,483	532,996
Henkel AG & Company KGaA	3,884	357,674
Infineon Technologies AG	43,352	1,743,755
KION Group AG	2,693	287,506
Knorr-Bremse AG	2,408	277,056
LANXESS AG	3,216	220,710
LEG Immobilien SE	2,555	367,809
Merck KGaA	4,441	852,120
MTU Aero Engines AG	1,791	444,067
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,334,947
Nemetschek SE	2,010	153,858
Puma SE	3,505	418,324
Rational AG	173	156,734
RWE AG	21,604	783,299
SAP SE	35,216	4,946,420
Scout24 AG (C)	3,212	271,008
Siemens AG	25,395	4,032,178
Siemens Energy AG (A)	13,485	406,209
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Healthineers AG (C)	9,063	$555,681
Symrise AG	4,417	615,538
TeamViewer AG (A)(C)	5,340	200,554
Telefonica Deutschland Holding AG	32,281	85,213
Uniper SE	7,281	268,256
United Internet AG	4,503	184,159
Volkswagen AG	1,264	415,432
Vonovia SE	19,142	1,237,059
Zalando SE (A)(C)	6,607	799,048
		50,436,007
Greece - 0.1%
Eurobank Ergasias Services and Holdings SA (A)	85,715	86,517
FF Group (A)(E)	1,869	3,324
Hellenic Telecommunications Organization SA	8,503	142,797
JUMBO SA	5,651	95,180
OPAP SA	9,294	140,174
		467,992
Hong Kong - 2.6%
AIA Group, Ltd.	404,000	5,011,854
Alibaba Health Information Technology, Ltd. (A)	134,000	296,823
Alibaba Pictures Group, Ltd. (A)	500,000	69,473
Beijing Enterprises Holdings, Ltd.	19,786	70,199
Beijing Enterprises Water Group, Ltd. (A)	198,000	75,018
BOC Hong Kong Holdings, Ltd.	132,328	448,501
Bosideng International Holdings, Ltd.	108,000	77,170
Brilliance China Automotive Holdings, Ltd.	108,000	67,284
Budweiser Brewing Company APAC, Ltd. (C)	57,500	181,053
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,871
China Education Group Holdings, Ltd.	12,000	26,766
China Everbright Environment Group, Ltd.	117,851	66,785
China Everbright, Ltd.	32,216	37,877
China Gas Holdings, Ltd.	86,800	264,419
China Jinmao Holdings Group, Ltd.	224,000	74,948
China Mengniu Dairy Company, Ltd. (A)	93,004	561,861
China Merchants Port Holdings Company, Ltd.	47,564	69,465
China Overseas Land & Investment, Ltd.	127,882	289,988
China Overseas Property Holdings, Ltd.	45,000	48,138
China Power International Development, Ltd.	88,000	19,261
China Resources Beer Holdings Company, Ltd.	49,979	448,234
China Resources Cement Holdings, Ltd.	88,000	83,612
China Resources Gas Group, Ltd.	30,000	179,916
China Resources Land, Ltd.	110,964	448,162
China Resources Power Holdings Company, Ltd.	68,244	93,227
China State Construction International Holdings, Ltd.	71,250	48,579
China Taiping Insurance Holdings Company, Ltd.	60,500	100,574
China Traditional Chinese Medicine Holdings Company, Ltd. (A)	80,000	54,807
China Youzan, Ltd. (A)	464,000	88,310
Chow Tai Fook Jewellery Group, Ltd.	66,000	150,798
CK Asset Holdings, Ltd.	66,546	458,037
CK Hutchison Holdings, Ltd.	90,163	701,902
CK Infrastructure Holdings, Ltd.	24,772	147,565
CLP Holdings, Ltd.	54,900	542,568

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
COSCO SHIPPING Ports, Ltd.	61,511	$48,026
ESR Cayman, Ltd. (A)(C)	66,000	222,535
Far East Horizon, Ltd.	66,000	69,060
Futu Holdings, Ltd., ADR (A)	1,700	304,453
Galaxy Entertainment Group, Ltd. (A)	72,000	575,719
Geely Automobile Holdings, Ltd.	196,000	615,589
Guangdong Investment, Ltd.	99,220	142,511
Hang Lung Properties, Ltd.	74,326	180,262
Hang Seng Bank, Ltd.	27,319	544,952
Henderson Land Development Company, Ltd.	55,324	261,807
HK Electric Investments & HK Electric Investments, Ltd.	88,500	89,680
HKT Trust & HKT, Ltd.	145,233	197,818
Hong Kong & China Gas Company, Ltd.	374,091	580,860
Hong Kong Exchanges & Clearing, Ltd.	40,214	2,393,931
Hongkong Land Holdings, Ltd.	44,100	210,023
Hopson Development Holdings, Ltd.	22,000	100,826
Hutchmed China, Ltd., ADR (A)	1,900	74,613
Jardine Matheson Holdings, Ltd. (B)	7,400	473,004
Kingboard Holdings, Ltd.	22,500	124,747
Kingboard Laminates Holdings, Ltd.	36,500	81,959
Kunlun Energy Company, Ltd.	118,000	108,629
Lee & Man Paper Manufacturing, Ltd.	56,000	42,623
Link REIT	69,137	668,924
Melco Resorts & Entertainment, Ltd., ADR (A)	7,185	119,055
MTR Corp., Ltd.	51,605	287,336
New World Development Company, Ltd.	57,618	298,804
Nine Dragons Paper Holdings, Ltd.	55,000	70,524
Power Assets Holdings, Ltd.	46,582	285,830
Shenzhen International Holdings, Ltd.	38,049	52,573
Shenzhen Investment, Ltd.	124,008	38,208
Shimao Group Holdings, Ltd.	41,500	101,663
Sino Biopharmaceutical, Ltd.	346,500	339,477
Sino Land Company, Ltd.	128,364	202,357
SJM Holdings, Ltd. (A)	83,000	90,601
SSY Group, Ltd.	54,000	48,191
Sun Art Retail Group, Ltd. (B)	86,000	64,040
Sun Hung Kai Properties, Ltd.	45,630	678,151
Swire Pacific, Ltd., Class A	18,163	123,065
Swire Properties, Ltd.	43,628	129,954
Techtronic Industries Company, Ltd.	47,500	827,781
The Bank of East Asia, Ltd.	59,561	110,607
The Wharf Holdings, Ltd.	51,876	197,870
Vinda International Holdings, Ltd.	12,000	36,945
WH Group, Ltd. (C)	319,803	287,056
Wharf Real Estate Investment Company, Ltd.	56,876	330,623
Xinyi Glass Holdings, Ltd.	62,000	252,616
Yuexiu Property Company, Ltd.	48,800	51,411
		24,452,334
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	12,392	98,605
OTP Bank NYRT (A)	7,225	388,934
Richter Gedeon NYRT	4,794	127,628
		615,167
India - 2.9%
ACC, Ltd.	2,508	68,113
Adani Enterprises, Ltd. (A)	9,077	184,381
Adani Green Energy, Ltd. (A)	13,172	197,869
Adani Ports & Special Economic Zone, Ltd.	28,084	266,644
Adani Total Gas, Ltd.	9,077	124,799
Adani Transmission, Ltd. (A)	9,077	129,592
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Ambuja Cements, Ltd.	22,913	$105,030
Apollo Hospitals Enterprise, Ltd.	3,055	148,786
Asian Paints, Ltd.	12,960	524,106
Aurobindo Pharma, Ltd.	9,153	118,968
Avenue Supermarts, Ltd. (A)(C)	4,471	201,661
Axis Bank, Ltd. (A)	80,176	809,447
Bajaj Auto, Ltd. (A)	2,923	163,005
Bajaj Finance, Ltd. (A)	9,135	740,085
Bajaj Finserv, Ltd. (A)	1,261	205,229
Balkrishna Industries, Ltd.	2,904	87,932
Berger Paints India, Ltd.	8,085	87,723
Bharat Forge, Ltd. (A)	9,316	95,552
Bharat Petroleum Corp., Ltd.	27,177	171,624
Bharti Airtel, Ltd.	81,745	581,485
Biocon, Ltd. (A)	14,021	76,296
Britannia Industries, Ltd.	3,618	177,957
Cholamandalam Investment and Finance Company, Ltd.	13,536	93,579
Cipla, Ltd. (A)	12,134	158,617
Coal India, Ltd.	24,417	48,125
Colgate-Palmolive India, Ltd.	4,075	92,523
Container Corp. of India, Ltd.	9,153	86,344
Dabur India, Ltd.	17,709	135,427
Divi's Laboratories, Ltd. (A)	4,431	262,744
DLF, Ltd.	20,605	78,085
Dr. Reddy's Laboratories, Ltd., ADR	3,359	246,920
Eicher Motors, Ltd. (A)	4,250	153,132
GAIL India, Ltd., GDR	9,954	117,656
Godrej Consumer Products, Ltd. (A)	11,997	140,634
Grasim Industries, Ltd.	10,574	213,661
Havells India, Ltd.	11,177	147,532
HCL Technologies, Ltd.	37,954	503,808
Hero MotoCorp., Ltd.	4,200	164,270
Hindalco Industries, Ltd.	41,886	210,453
Hindustan Petroleum Corp., Ltd.	20,412	80,712
Hindustan Unilever, Ltd.	27,452	915,144
Housing Development Finance Corp., Ltd.	57,256	1,912,704
ICICI Bank, Ltd.	82,343	701,632
ICICI Bank, Ltd., ADR (A)	47,107	805,530
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	102,447
Indian Oil Corp., Ltd.	38,494	55,966
Indraprastha Gas, Ltd.	10,515	78,886
Indus Towers, Ltd.	15,904	51,281
Info Edge India, Ltd.	2,389	158,645
Infosys, Ltd., ADR	133,708	2,833,273
Ipca Laboratories, Ltd.	2,329	63,574
ITC, Ltd.	113,026	308,690
JSW Steel, Ltd.	33,031	305,238
Jubilant Foodworks, Ltd. (A)	2,527	105,008
Kotak Mahindra Bank, Ltd. (A)	18,671	428,934
Larsen & Toubro, Ltd.	23,240	469,673
Lupin, Ltd.	7,740	119,740
Mahindra & Mahindra, Ltd., GDR	23,120	241,924
Marico, Ltd.	14,917	106,655
Maruti Suzuki India, Ltd.	4,592	466,487
Motherson Sumi Systems, Ltd. (A)	37,306	121,912
MRF, Ltd.	64	68,982
Muthoot Finance, Ltd.	4,018	79,983
Nestle India, Ltd.	1,140	271,944
NTPC, Ltd.	146,266	229,059
Oil & Natural Gas Corp., Ltd.	90,136	143,230
Page Industries, Ltd.	194	77,204
Petronet LNG, Ltd.	21,320	65,054
PI Industries, Ltd.	2,778	109,294

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Pidilite Industries, Ltd. (A)	4,359	$126,439
Piramal Enterprises, Ltd.	3,012	98,071
Power Grid Corp. of India, Ltd.	55,842	174,821
REC, Ltd.	22,831	45,789
Reliance Capital, Ltd., GDR (A)(C)	4,327	1,397
Reliance Industries, Ltd.	7,646	217,564
Reliance Industries, Ltd., GDR (C)	44,280	2,504,967
Shree Cement, Ltd. (A)	276	102,601
Shriram Transport Finance Company, Ltd.	5,520	99,941
Siemens, Ltd.	2,378	64,837
State Bank of India, GDR	5,224	292,068
Sun Pharmaceutical Industries, Ltd.	29,344	266,403
Tata Consultancy Services, Ltd.	31,310	1,413,217
Tata Consumer Products, Ltd.	15,079	153,540
Tata Motors, Ltd., ADR (A)	8,581	195,475
Tata Steel, Ltd., GDR	11,000	169,632
Tech Mahindra, Ltd.	18,378	271,490
Titan Company, Ltd.	10,263	240,190
Torrent Pharmaceuticals, Ltd.	1,767	68,781
Trent, Ltd.	6,052	69,239
UltraTech Cement, Ltd.	2,054	187,293
UltraTech Cement, Ltd., GDR	1,026	93,531
United Spirits, Ltd. (A)	10,125	90,307
UPL, Ltd.	15,099	161,572
Vedanta, Ltd., ADR	13,934	197,863
Wipro, Ltd., ADR	30,298	236,627
Yes Bank, Ltd. (A)	334,558	61,264
		27,203,518
Indonesia - 0.3%
Adaro Energy Tbk PT	315,000	26,218
Astra International Tbk PT	679,000	231,738
Bank Central Asia Tbk PT	360,900	750,565
Bank Mandiri Persero Tbk PT	715,674	291,778
Bank Negara Indonesia Persero Tbk PT	276,500	88,468
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	524,758
Charoen Pokphand Indonesia Tbk PT	276,000	119,096
Gudang Garam Tbk PT (A)	26,000	79,318
Indah Kiat Pulp & Paper Tbk PT	97,300	50,076
Indocement Tunggal Prakarsa Tbk PT	53,500	38,047
Indofood CBP Sukses Makmur Tbk PT	114,400	64,332
Indofood Sukses Makmur Tbk PT	147,500	62,858
Kalbe Farma Tbk PT	855,000	82,658
Semen Indonesia Persero Tbk PT	111,000	72,835
Telkom Indonesia Persero Tbk PT	1,600,100	347,791
Telkom Indonesia Persero Tbk PT, ADR	358	7,758
Unilever Indonesia Tbk PT	332,500	113,547
United Tractors Tbk PT	55,279	77,338
		3,029,179
Ireland - 0.7%
CRH PLC	27,337	1,382,465
DCC PLC	3,819	312,832
Experian PLC	31,530	1,217,345
Flutter Entertainment PLC (A)	5,220	950,030
James Hardie Industries PLC, CHESS Depositary Interest	15,679	532,022
Kerry Group PLC, Class A (London Stock Exchange)	5,738	796,628
Kingspan Group PLC	5,492	514,448
Smurfit Kappa Group PLC	8,017	436,164
		6,141,934
Isle of Man - 0.1%
Entain PLC (A)	19,428	469,450
Israel - 0.4%
Azrieli Group, Ltd.	1,424	100,337
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Bank Hapoalim BM (A)	40,928	$328,595
Bank Leumi Le-Israel BM (A)	54,437	413,652
Check Point Software Technologies, Ltd. (A)	4,016	466,378
CyberArk Software, Ltd. (A)	1,300	169,351
Elbit Systems, Ltd.	787	101,953
ICL Group, Ltd.	27,153	184,246
Isracard, Ltd. (A)	1	2
Israel Discount Bank, Ltd., Class A (A)	41,515	197,771
Mizrahi Tefahot Bank, Ltd. (A)	5,543	170,750
Nice, Ltd. (A)	2,200	543,034
Teva Pharmaceutical Industries, Ltd. (A)	33,126	328,935
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	57,420
Wix.com, Ltd. (A)	1,900	551,532
		3,613,956
Italy - 1.3%
Amplifon SpA	4,199	207,614
Assicurazioni Generali SpA	37,206	746,972
Atlantia SpA (A)	19,839	360,236
Davide Campari-Milano NV	19,587	262,547
DiaSorin SpA	876	165,753
Enel SpA	277,869	2,582,196
Eni SpA	89,209	1,087,593
Ferrari NV	4,317	891,227
FinecoBank Banca Fineco SpA (A)	20,557	358,746
Infrastrutture Wireless Italiane SpA (C)	8,355	94,348
Intesa Sanpaolo SpA	577,542	1,597,673
Mediobanca Banca di Credito Finanziario SpA (A)	22,013	257,555
Moncler SpA	6,366	431,537
Nexi SpA (A)(C)	14,507	318,794
Poste Italiane SpA (C)	21,903	289,898
Prysmian SpA	8,366	300,222
Recordati Industria Chimica e Farmaceutica SpA	4,564	261,071
Snam SpA	68,229	394,687
Telecom Italia SpA	387,741	192,927
Telecom Italia SpA, Savings Shares	233,394	123,803
Terna SpA	47,449	353,859
UniCredit SpA	71,677	847,414
		12,126,672
Japan - 14.3%
ABC-Mart, Inc.	1,400	80,522
Acom Company, Ltd.	18,200	79,413
Advantest Corp.	6,700	601,572
Aeon Company, Ltd.	22,700	609,376
AGC, Inc. (B)	6,500	272,288
Aisin Corp.	6,200	265,840
Ajinomoto Company, Inc.	16,300	423,468
ANA Holdings, Inc. (A)	4,100	96,359
Asahi Group Holdings, Ltd.	15,100	705,755
Asahi Intecc Company, Ltd.	7,000	167,360
Asahi Kasei Corp.	43,300	475,918
Astellas Pharma, Inc.	62,400	1,087,424
Azbil Corp.	4,200	174,034
Bandai Namco Holdings, Inc.	6,899	477,476
Bridgestone Corp. (B)	18,700	849,959
Brother Industries, Ltd.	8,700	173,769
Canon, Inc. (B)	33,800	763,947
Capcom Company, Ltd.	6,000	175,372
Casio Computer Company, Ltd.	6,700	112,424
Central Japan Railway Company	4,800	729,363
Chubu Electric Power Company, Inc.	22,000	269,162
Chugai Pharmaceutical Company, Ltd.	22,500	891,824

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Concordia Financial Group, Ltd.	39,100	$143,684
Cosmos Pharmaceutical Corp.	300	44,079
CyberAgent, Inc.	14,400	308,406
Dai Nippon Printing Company, Ltd.	8,400	177,756
Daifuku Company, Ltd.	3,500	317,549
Dai-ichi Life Holdings, Inc.	37,400	688,131
Daiichi Sankyo Company, Ltd.	57,500	1,240,453
Daikin Industries, Ltd.	8,400	1,565,338
Daito Trust Construction Company, Ltd.	2,300	250,936
Daiwa House Industry Company, Ltd.	19,700	592,349
Daiwa House REIT Investment Corp.	78	229,528
Daiwa Securities Group, Inc.	54,400	298,851
Denso Corp.	15,000	1,022,873
Dentsu Group, Inc. (B)	7,500	269,083
Disco Corp.	1,000	304,049
East Japan Railway Company	10,400	741,666
Eisai Company, Ltd.	8,800	864,840
ENEOS Holdings, Inc.	109,211	457,682
FANUC Corp.	6,500	1,558,686
Fast Retailing Company, Ltd.	2,000	1,503,377
Fuji Electric Company, Ltd.	4,600	214,715
FUJIFILM Holdings Corp.	12,500	924,606
Fujitsu, Ltd.	6,800	1,272,273
GLP J-REIT	127	218,813
GMO Payment Gateway, Inc.	1,500	194,811
Hakuhodo DY Holdings, Inc.	9,300	144,844
Hamamatsu Photonics KK	4,800	289,148
Hankyu Hanshin Holdings, Inc.	8,400	259,290
Harmonic Drive Systems, Inc.	1,300	71,446
Hikari Tsushin, Inc.	800	140,597
Hino Motors, Ltd.	10,000	88,451
Hirose Electric Company, Ltd.	1,223	178,918
Hisamitsu Pharmaceutical Company, Inc.	2,000	98,749
Hitachi Construction Machinery Company, Ltd.	4,100	125,566
Hitachi Metals, Ltd. (A)	7,400	141,414
Hitachi, Ltd.	32,700	1,873,945
Honda Motor Company, Ltd.	55,100	1,772,195
Hoshizaki Corp.	1,900	161,410
Hoya Corp.	12,700	1,679,834
Hulic Company, Ltd.	10,700	120,202
Ibiden Company, Ltd.	3,600	193,765
Idemitsu Kosan Company, Ltd.	7,206	174,102
Iida Group Holdings Company, Ltd.	5,000	128,610
Inpex Corp.	36,700	274,677
Isuzu Motors, Ltd.	19,000	252,124
Ito En, Ltd.	1,900	112,765
ITOCHU Corp.	39,200	1,131,104
Itochu Techno-Solutions Corp.	3,400	105,182
Japan Airlines Company, Ltd. (A)	4,000	86,613
Japan Exchange Group, Inc.	18,100	403,195
Japan Metropolitan Fund Investment Corp.	186	201,619
Japan Post Bank Company, Ltd.	14,000	117,745
Japan Post Holdings Company, Ltd. (A)	54,300	446,006
Japan Post Insurance Company, Ltd.	8,300	153,576
Japan Real Estate Investment Corp.	47	288,650
Japan Tobacco, Inc. (B)	40,500	765,382
JFE Holdings, Inc.	18,300	214,694
JSR Corp.	6,500	197,451
Kajima Corp.	16,500	209,382
Kakaku.com, Inc.	5,000	150,421
Kansai Paint Company, Ltd.	5,900	150,604
Kao Corp.	16,300	1,005,059
KDDI Corp.	54,500	1,697,985
Keio Corp.	3,700	217,803
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keisei Electric Railway Company, Ltd.	4,800	$153,449
Keyence Corp.	6,396	3,221,175
Kikkoman Corp.	5,200	342,931
Kintetsu Group Holdings Company, Ltd. (A)	6,200	217,925
Kirin Holdings Company, Ltd.	27,800	542,540
Kobayashi Pharmaceutical Company, Ltd.	1,800	153,908
Kobe Bussan Company, Ltd.	4,200	132,327
Koei Tecmo Holdings Company, Ltd.	1,950	94,803
Koito Manufacturing Company, Ltd.	3,500	217,780
Komatsu, Ltd.	29,300	725,865
Konami Holdings Corp.	3,100	185,659
Kose Corp.	1,200	188,517
Kubota Corp. (B)	35,000	708,040
Kurita Water Industries, Ltd.	3,500	168,240
Kyocera Corp.	10,800	667,228
Kyowa Kirin Company, Ltd.	9,473	336,912
Lasertec Corp.	2,600	502,905
Lawson, Inc.	1,900	88,001
Lion Corp.	8,000	135,605
Lixil Corp.	9,000	232,896
M3, Inc.	14,900	1,085,589
Makita Corp.	7,800	367,279
Marubeni Corp.	57,400	499,865
Mazda Motor Corp. (A)	20,300	191,520
McDonald's Holdings Company Japan, Ltd.	2,600	114,573
Medipal Holdings Corp.	6,090	116,432
MEIJI Holdings Company, Ltd.	4,100	245,692
Mercari, Inc. (A)	3,000	158,590
MINEBEA MITSUMI, Inc.	12,500	330,267
MISUMI Group, Inc.	9,800	331,649
Mitsubishi Chemical Holdings Corp.	46,900	394,617
Mitsubishi Corp.	44,800	1,223,768
Mitsubishi Electric Corp.	63,000	914,586
Mitsubishi Estate Company, Ltd.	41,300	667,556
Mitsubishi Gas Chemical Company, Inc.	5,814	123,198
Mitsubishi HC Capital, Inc.	17,600	94,380
Mitsubishi Heavy Industries, Ltd.	11,700	345,410
Mitsubishi UFJ Financial Group, Inc.	412,200	2,220,216
Mitsui & Company, Ltd.	54,700	1,232,156
Mitsui Chemicals, Inc.	6,800	235,061
Mitsui Fudosan Company, Ltd.	31,400	726,083
Miura Company, Ltd.	3,100	134,611
Mizuho Financial Group, Inc.	83,210	1,192,608
MonotaRO Company, Ltd.	9,000	212,082
MS&AD Insurance Group Holdings, Inc.	15,500	448,139
Murata Manufacturing Company, Ltd.	19,400	1,477,793
Nabtesco Corp.	3,900	147,136
NEC Corp.	8,800	452,799
Nexon Company, Ltd.	16,800	373,876
NGK Insulators, Ltd.	9,000	151,468
NH Foods, Ltd.	3,119	121,243
Nidec Corp.	15,100	1,736,353
Nihon M&A Center, Inc.	10,400	269,364
Nintendo Company, Ltd.	3,800	2,198,957
Nippon Building Fund, Inc.	48	299,067
Nippon Express Company, Ltd.	2,500	190,637
Nippon Paint Holdings Company, Ltd.	24,500	331,439
Nippon Prologis REIT, Inc.	66	209,888
Nippon Sanso Holdings Corp.	4,600	94,429
Nippon Shinyaku Company, Ltd.	1,700	135,248
Nippon Steel Corp.	27,900	471,739
Nippon Telegraph & Telephone Corp.	43,200	1,129,472
Nippon Yusen KK	5,500	279,115

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Chemical Corp.	4,600	$224,848
Nissan Motor Company, Ltd. (A)	77,800	387,575
Nisshin Seifun Group, Inc.	7,400	108,488
Nissin Foods Holdings Company, Ltd.	2,200	158,415
Nitori Holdings Company, Ltd.	2,800	494,472
Nitto Denko Corp.	5,400	402,140
Nomura Holdings, Inc.	109,800	558,826
Nomura Real Estate Holdings, Inc.	4,500	113,980
Nomura Real Estate Master Fund, Inc.	151	241,666
Nomura Research Institute, Ltd.	11,146	368,115
NSK, Ltd.	13,215	111,778
NTT Data Corp.	22,500	351,243
Obayashi Corp.	22,500	179,387
Obic Company, Ltd.	2,200	409,154
Odakyu Electric Railway Company, Ltd.	10,900	275,702
Oji Holdings Corp.	30,000	172,402
Olympus Corp.	39,100	777,736
Omron Corp.	6,200	490,897
Ono Pharmaceutical Company, Ltd.	12,500	278,752
Oracle Corp. Japan	1,500	114,613
Oriental Land Company, Ltd.	6,900	983,013
ORIX Corp.	45,600	770,713
Orix JREIT, Inc.	97	186,212
Osaka Gas Company, Ltd.	13,800	257,493
Otsuka Corp.	3,800	199,197
Otsuka Holdings Company, Ltd. (B)	13,600	564,699
Pan Pacific International Holdings Corp.	15,000	311,925
Panasonic Corp.	74,000	852,075
PeptiDream, Inc. (A)	3,300	161,274
Persol Holdings Company, Ltd.	6,200	122,428
Pigeon Corp.	4,100	115,636
Pola Orbis Holdings, Inc.	3,200	84,377
Rakuten Group, Inc.	29,700	335,347
Recruit Holdings Company, Ltd.	44,800	2,196,938
Renesas Electronics Corp. (A)	26,200	282,760
Resona Holdings, Inc.	78,000	300,741
Ricoh Company, Ltd.	24,000	270,145
Rinnai Corp.	1,200	114,219
Rohm Company, Ltd.	3,000	276,083
Ryohin Keikaku Company, Ltd.	9,000	188,803
Santen Pharmaceutical Company, Ltd.	12,500	172,520
SBI Holdings, Inc.	8,213	193,997
SCSK Corp.	1,800	107,251
Secom Company, Ltd.	7,300	556,410
Seiko Epson Corp.	9,600	168,749
Sekisui Chemical Company, Ltd.	13,400	229,435
Sekisui House, Ltd.	21,400	439,444
Seven & i Holdings Company, Ltd.	26,000	1,245,422
SG Holdings Company, Ltd.	10,200	267,844
Sharp Corp.	7,400	122,083
Shimadzu Corp.	8,000	309,126
Shimano, Inc. (B)	2,600	618,602
Shimizu Corp.	21,600	165,996
Shin-Etsu Chemical Company, Ltd.	11,900	1,990,402
Shionogi & Company, Ltd.	9,200	479,467
Shiseido Company, Ltd.	13,500	995,743
SMC Corp.	1,900	1,124,030
SoftBank Corp.	97,600	1,276,119
SoftBank Group Corp.	41,400	2,887,311
Sohgo Security Services Company, Ltd.	2,900	132,126
Sompo Holdings, Inc.	11,600	429,644
Sony Group Corp.	42,500	4,121,109
Square Enix Holdings Company, Ltd.	3,400	167,909
Stanley Electric Company, Ltd.	5,300	153,124
Subaru Corp.	21,200	420,173
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SUMCO Corp.	8,200	$200,868
Sumitomo Chemical Company, Ltd.	56,000	297,633
Sumitomo Corp.	41,300	553,769
Sumitomo Dainippon Pharma Company, Ltd.	5,300	111,163
Sumitomo Electric Industries, Ltd.	26,200	386,972
Sumitomo Metal Mining Company, Ltd.	7,800	303,348
Sumitomo Mitsui Financial Group, Inc.	44,100	1,520,214
Sumitomo Mitsui Trust Holdings, Inc.	11,000	350,902
Sumitomo Realty & Development Company, Ltd.	10,700	382,683
Suntory Beverage & Food, Ltd. (B)	5,000	188,462
Suzuki Motor Corp.	12,800	542,459
Sysmex Corp.	5,800	688,081
T&D Holdings, Inc.	19,900	258,240
Taisei Corp.	6,600	216,615
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	64,239
Takeda Pharmaceutical Company, Ltd.	52,876	1,774,549
TDK Corp.	4,500	544,746
Terumo Corp.	22,300	903,205
The Chiba Bank, Ltd.	21,600	130,550
The Kansai Electric Power Company, Inc.	24,300	231,866
The Shizuoka Bank, Ltd.	17,000	131,923
THK Company, Ltd.	4,200	125,339
TIS, Inc.	7,800	199,066
Tobu Railway Company, Ltd.	6,800	176,012
Toho Company, Ltd.	4,067	167,690
Toho Gas Company, Ltd.	2,800	137,463
Tohoku Electric Power Company, Inc.	16,600	130,151
Tokio Marine Holdings, Inc.	21,200	976,478
Tokyo Century Corp.	1,500	80,646
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	150,080
Tokyo Electron, Ltd.	5,000	2,161,922
Tokyo Gas Company, Ltd.	13,900	262,177
Tokyu Corp.	17,900	243,620
TOPPAN, Inc.	10,300	165,643
Toray Industries, Inc.	50,800	338,631
Toshiba Corp.	13,400	578,894
Tosoh Corp.	9,300	160,358
TOTO, Ltd.	4,800	248,704
Toyo Suisan Kaisha, Ltd.	3,100	119,482
Toyota Industries Corp.	5,200	449,671
Toyota Motor Corp.	71,480	6,248,360
Toyota Tsusho Corp.	7,900	374,964
Trend Micro, Inc.	4,600	240,872
Tsuruha Holdings, Inc.	1,300	151,301
Unicharm Corp.	14,000	563,924
United Urban Investment Corp.	114	164,650
USS Company, Ltd.	7,770	135,823
Welcia Holdings Company, Ltd.	3,400	111,175
West Japan Railway Company	6,000	342,870
Yakult Honsha Company, Ltd.	4,243	240,249
Yamada Holdings Company, Ltd.	22,400	103,580
Yamaha Corp.	4,700	255,151
Yamaha Motor Company, Ltd.	10,100	274,338
Yamato Holdings Company, Ltd.	11,000	312,554
Yaskawa Electric Corp.	8,300	405,333
Yokogawa Electric Corp.	7,886	117,939
Z Holdings Corp.	88,900	444,897
ZOZO, Inc.	2,800	94,936
		134,210,071
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,739	194,218

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.2%
ArcelorMittal SA	24,275	$747,354
Aroundtown SA	37,519	292,731
Eurofins Scientific SE	4,300	491,827
Reinet Investments SCA	5,229	102,450
Tenaris SA	16,418	179,617
		1,813,979
Macau - 0.0%
Sands China, Ltd. (A)	81,200	341,784
Wynn Macau, Ltd. (A)	61,415	96,600
		438,384
Malaysia - 0.4%
AMMB Holdings BHD	59,087	42,001
Axiata Group BHD	101,690	91,691
CIMB Group Holdings BHD	190,691	211,899
Dialog Group BHD	166,000	115,620
DiGi.Com BHD	110,800	110,280
Genting BHD	72,900	86,601
Genting Malaysia BHD	105,700	70,558
HAP Seng Consolidated BHD	30,200	56,783
Hartalega Holdings BHD	60,200	106,618
Hong Leong Bank BHD	23,269	104,961
Hong Leong Financial Group BHD	6,104	26,196
IHH Healthcare BHD	108,100	142,508
IOI Corp. BHD	114,466	103,692
Kuala Lumpur Kepong BHD	17,415	85,409
Malayan Banking BHD	127,999	250,101
Malaysia Airports Holdings BHD (A)	34,427	49,789
Maxis BHD	67,200	71,082
MISC BHD	26,280	42,952
Nestle Malaysia BHD	2,800	89,937
Petronas Chemicals Group BHD	99,800	193,891
Petronas Dagangan BHD	12,200	54,686
Petronas Gas BHD	21,200	79,163
PPB Group BHD	21,240	93,646
Press Metal Aluminium Holdings BHD	120,800	139,156
Public Bank BHD	486,890	482,071
RHB Bank BHD	29,167	37,952
Sime Darby BHD	108,224	56,834
Sime Darby Plantation BHD	108,786	104,356
Supermax Corp. BHD	53,155	42,251
Telekom Malaysia BHD	42,705	62,464
Tenaga Nasional BHD	101,250	238,853
Top Glove Corp. BHD	164,400	165,057
		3,609,058
Mexico - 0.5%
America Movil SAB de CV, Series L	1,136,332	855,071
Arca Continental SAB de CV	16,000	92,594
Cemex SAB de CV, Series CPO (A)	521,849	439,281
Coca-Cola Femsa SAB de CV	15,212	80,509
Fibra Uno Administracion SA de CV	90,200	97,286
Fomento Economico Mexicano SAB de CV	65,020	549,966
Gruma SAB de CV, Class B	7,685	86,380
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	9,700	103,851
Grupo Aeroportuario del Sureste SAB de CV, B Shares	5,780	106,417
Grupo Bimbo SAB de CV, Series A	53,084	116,905
Grupo Carso SAB de CV, Series A1	9,477	29,505
Grupo Financiero Banorte SAB de CV, Series O	86,662	558,038
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	75,902
Grupo Mexico SAB de CV, Series B	104,066	490,521
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SAB, Series CPO	80,326	$229,526
Industrias Penoles SAB de CV (A)	4,883	67,606
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	77,766
Orbia Advance Corp. SAB de CV	37,631	98,372
Promotora y Operadora de Infraestructura SAB de CV	5,800	46,312
Wal-Mart de Mexico SAB de CV	174,988	571,560
		4,773,368
Netherlands - 3.5%
ABN AMRO Bank NV (A)(C)	15,368	186,219
Adyen NV (A)(C)	655	1,606,273
Aegon NV	75,157	312,586
Akzo Nobel NV	6,657	824,274
Argenx SE (A)	1,553	468,563
ASM International NV	1,660	547,512
ASML Holding NV	13,926	9,613,363
EXOR NV	3,992	320,371
Heineken Holding NV	4,217	425,531
Heineken NV	9,090	1,103,519
ING Groep NV	132,675	1,761,171
JDE Peet's NV (A)	3,077	111,685
Just Eat Takeaway.com NV (A)(C)	5,955	550,739
Koninklijke Ahold Delhaize NV	37,735	1,123,729
Koninklijke DSM NV (B)	6,202	1,159,356
Koninklijke KPN NV	126,323	395,094
Koninklijke Philips NV (B)	31,501	1,563,523
Koninklijke Vopak NV	2,830	128,645
NN Group NV (B)	10,792	509,806
Prosus NV (A)	16,548	1,621,164
QIAGEN NV (A)	8,350	403,626
Randstad NV	4,395	336,921
Royal Dutch Shell PLC, A Shares	138,310	2,772,818
Royal Dutch Shell PLC, B Shares	124,526	2,417,395
Stellantis NV	37,161	731,081
Stellantis NV (Eurnonext Paris Exchange)	34,423	676,988
Wolters Kluwer NV	9,296	934,375
		32,606,327
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	117,114
Auckland International Airport, Ltd. (A)	36,599	185,935
Fisher & Paykel Healthcare Corp., Ltd.	19,921	433,368
Mercury NZ, Ltd.	22,971	107,054
Meridian Energy, Ltd.	43,320	161,517
Ryman Healthcare, Ltd.	12,940	118,745
Spark New Zealand, Ltd.	67,539	226,707
Xero, Ltd. (A)	4,384	450,938
		1,801,378
Norway - 0.4%
Adevinta ASA (A)	8,335	159,890
DNB ASA	35,015	763,125
Equinor ASA	35,722	756,182
Gjensidige Forsikring ASA	6,934	152,884
Mowi ASA	14,928	380,060
Norsk Hydro ASA	48,185	307,632
Orkla ASA	29,206	297,643
Schibsted ASA, B Shares	3,512	145,987
Schibsted ASA, Class A	2,550	123,015
Telenor ASA	26,898	453,636
Yara International ASA	6,981	367,859
		3,907,913
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	72,979

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd. (A)	2,434	$294,782
Southern Copper Corp.	2,874	184,856
		552,617
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	73,531
Ayala Corp.	8,920	146,209
Ayala Land, Inc.	253,800	187,611
Bank of the Philippine Islands	34,118	61,952
BDO Unibank, Inc.	77,140	178,854
Globe Telecom, Inc.	970	36,547
GT Capital Holdings, Inc.	3,464	43,089
International Container Terminal Services, Inc.	33,760	113,172
JG Summit Holdings, Inc.	89,355	113,816
Jollibee Foods Corp.	18,900	82,710
Manila Electric Company	8,090	45,936
Metro Pacific Investments Corp.	509,100	40,551
Metropolitan Bank & Trust Company	65,642	65,477
PLDT, Inc.	3,730	98,598
SM Investments Corp.	8,302	170,105
SM Prime Holdings, Inc.	311,044	232,586
Universal Robina Corp.	30,280	89,654
		1,780,398
Poland - 0.2%
Allegro.eu SA (A)(C)	8,627	148,211
Bank Polska Kasa Opieki SA (A)	5,522	134,754
CD Projekt SA	2,349	114,118
Cyfrowy Polsat SA	6,360	49,963
Dino Polska SA (A)(C)	1,719	126,274
InPost SA (A)	6,603	132,873
KGHM Polska Miedz SA	5,681	279,522
LPP SA (A)	42	141,709
Orange Polska SA (A)	26,179	46,071
PGE Polska Grupa Energetyczna SA (A)	26,654	65,786
Polski Koncern Naftowy ORLEN SA	11,432	230,486
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	110,142
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	326,151
Powszechny Zaklad Ubezpieczen SA (A)	23,000	221,483
Santander Bank Polska SA (A)	1,219	81,375
		2,208,918
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	487,235
Galp Energia SGPS SA	18,673	203,025
Jeronimo Martins SGPS SA	7,332	133,791
		824,051
Romania - 0.0%
NEPI Rockcastle PLC	15,018	106,424
Russia - 0.9%
Gazprom PJSC, ADR	251,662	1,922,698
Gazprom PJSC, ADR (London Stock Exchange)	3,680	28,092
LUKOIL PJSC, ADR	23,756	2,185,552
MMC Norilsk Nickel PJSC, ADR	39,185	1,329,155
Mobile TeleSystems PJSC, ADR	20,264	187,645
Novatek PJSC, GDR	3,057	670,810
Rosneft Oil Company PJSC, GDR	30,000	232,678
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	9,131	70,819
Sberbank of Russia PJSC, ADR	40,000	667,600
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	580,050
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Severstal PAO, GDR	4,250	$91,471
Surgutneftegas PJSC, ADR	22,274	138,544
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	114,595
Tatneft PJSC, ADR	7,986	339,804
VTB Bank PJSC, GDR	50,760	67,565
		8,627,078
Saudi Arabia - 0.8%
Advanced Petrochemical Company	3,771	72,765
Al Rajhi Bank	43,550	1,289,672
Alinma Bank	34,699	194,757
Almarai Company JSC	8,852	149,680
Arab National Bank	21,244	128,624
Bank AlBilad (A)	13,065	127,926
Bank Al-Jazira (A)	14,284	70,527
Banque Saudi Fransi	19,205	196,671
Bupa Arabia for Cooperative Insurance Company	981	32,502
Dar Al Arkan Real Estate Development Company (A)	18,814	53,082
Emaar Economic City (A)	13,598	46,402
Etihad Etisalat Company	13,413	118,605
Jarir Marketing Company	2,090	117,651
National Industrialization Company (A)	11,652	60,073
Rabigh Refining & Petrochemical Company (A)	7,786	48,847
Riyad Bank	42,488	300,262
SABIC Agri-Nutrients Company	5,901	188,064
Sahara International Petrochemical Company	12,775	104,465
Saudi Arabian Mining Company (A)	15,250	257,368
Saudi Arabian Oil Company (C)	76,487	715,959
Saudi Basic Industries Corp.	26,663	866,810
Saudi Cement Company	2,665	45,192
Saudi Electricity Company	29,505	189,987
Saudi Industrial Investment Group	7,839	73,246
Saudi Kayan Petrochemical Company (A)	26,130	125,935
Saudi Telecom Company	20,888	733,345
The Company for Cooperative Insurance	2,178	48,094
The Saudi British Bank (A)	25,464	214,048
The Saudi National Bank	68,407	1,050,728
The Savola Group	9,302	107,078
Yanbu National Petrochemical Company	7,999	154,998
		7,883,363
Singapore - 0.7%
Ascendas Real Estate Investment Trust	117,802	258,872
BOC Aviation, Ltd. (C)	7,400	62,429
CapitaLand Integrated Commercial Trust	150,007	233,549
CapitaLand, Ltd.	93,902	259,379
City Developments, Ltd.	16,600	90,148
DBS Group Holdings, Ltd.	61,754	1,373,860
Genting Singapore, Ltd.	226,200	140,893
Keppel Corp., Ltd.	55,069	224,561
Mapletree Commercial Trust	74,500	119,836
Mapletree Logistics Trust	94,359	144,249
Oversea-Chinese Banking Corp., Ltd.	113,002	1,007,045
Sea, Ltd., ADR (A)	500	137,300
Singapore Airlines, Ltd. (A)	57,850	208,615
Singapore Exchange, Ltd.	28,000	233,208
Singapore Technologies Engineering, Ltd.	54,000	155,813
Singapore Telecommunications, Ltd.	294,940	502,278
United Overseas Bank, Ltd.	40,908	787,782
UOL Group, Ltd.	20,239	110,066
Venture Corp., Ltd.	9,700	138,768

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	72,000	$241,398
		6,430,049
South Africa - 1.1%
Absa Group, Ltd. (A)	25,092	238,347
Anglo American Platinum, Ltd.	1,548	178,783
AngloGold Ashanti, Ltd.	14,430	267,843
Aspen Pharmacare Holdings, Ltd. (A)	13,036	147,758
Bid Corp., Ltd. (A)	11,078	240,235
Capitec Bank Holdings, Ltd.	2,672	314,972
Clicks Group, Ltd.	8,355	143,916
Discovery, Ltd. (A)	13,271	117,014
Exxaro Resources, Ltd.	8,997	106,174
FirstRand, Ltd.	160,204	601,066
Gold Fields, Ltd.	29,492	262,999
Growthpoint Properties, Ltd.	109,582	114,325
Harmony Gold Mining Company, Ltd.	18,873	69,557
Impala Platinum Holdings, Ltd.	26,847	441,567
Kumba Iron Ore, Ltd.	2,164	96,702
Mr. Price Group, Ltd.	8,969	131,708
MTN Group, Ltd. (A)	59,164	427,436
MultiChoice Group	15,717	128,806
Naspers, Ltd., N Shares	14,633	3,085,324
Nedbank Group, Ltd. (A)	13,031	155,890
Northam Platinum, Ltd. (A)	12,034	181,782
Old Mutual, Ltd. (B)	182,601	171,267
Rand Merchant Investment Holdings, Ltd.	25,734	56,499
Remgro, Ltd.	17,781	142,845
Sanlam, Ltd.	59,860	257,388
Sasol, Ltd. (A)	19,396	295,481
Shoprite Holdings, Ltd.	16,492	179,446
Sibanye Stillwater, Ltd.	76,425	318,492
Standard Bank Group, Ltd.	43,543	388,866
The Bidvest Group, Ltd.	9,718	129,803
The SPAR Group, Ltd.	5,706	72,306
Tiger Brands, Ltd.	5,421	79,276
Vodacom Group, Ltd.	19,298	173,930
Woolworths Holdings, Ltd. (A)	33,746	127,582
		9,845,385
South Korea - 3.6%
Alteogen, Inc. (A)	591	43,903
Amorepacific Corp.	975	218,136
AMOREPACIFIC Group	770	43,786
BGF retail Company, Ltd.	90	14,354
Celltrion Healthcare Company, Ltd. (A)	1,543	158,562
Celltrion Pharm, Inc. (A)	553	77,169
Celltrion, Inc. (A)	3,111	741,460
Cheil Worldwide, Inc.	1,346	30,043
CJ CheilJedang Corp.	210	85,959
CJ Corp.	456	43,286
CJ ENM Company, Ltd.	178	28,864
CJ Logistics Corp. (A)	312	48,996
Coway Company, Ltd.	1,211	84,500
DB Insurance Company, Ltd.	1,122	54,638
Doosan Bobcat, Inc. (A)	1,103	47,052
Doosan Heavy Industries & Construction Company, Ltd. (A)	6,498	137,241
E-MART, Inc.	496	70,408
Fila Holdings Corp.	1,052	54,355
GS Engineering & Construction Corp.	1,468	55,894
GS Holdings Corp.	1,749	71,911
Hana Financial Group, Inc.	9,428	386,373
Hankook Tire & Technology Company, Ltd.	1,937	88,878
Hanmi Pharm Company, Ltd.	145	43,056
Hanon Systems	4,656	68,403
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Solutions Corp. (A)	3,439	$135,819
HLB, Inc. (A)	2,702	80,029
HMM Company, Ltd. (A)(B)	8,540	332,934
Hotel Shilla Company, Ltd.	1,060	91,281
Hyundai Engineering & Construction Company, Ltd.	2,649	137,129
Hyundai Glovis Company, Ltd.	539	100,007
Hyundai Heavy Industries Holdings Company, Ltd.	1,555	97,791
Hyundai Mobis Company, Ltd.	2,223	576,493
Hyundai Motor Company	4,857	1,033,478
Hyundai Steel Company	2,875	137,255
Industrial Bank of Korea	5,941	55,456
Kakao Corp.	8,960	1,297,789
Kangwon Land, Inc. (A)	3,612	86,232
KB Financial Group, Inc.	12,769	633,726
KB Financial Group, Inc., ADR	430	21,199
Kia Corp.	8,435	672,209
Korea Aerospace Industries, Ltd.	1,710	50,015
Korea Electric Power Corp.	6,370	140,595
Korea Electric Power Corp., ADR	4,277	46,192
Korea Investment Holdings Company, Ltd.	1,170	107,040
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	134,045
Korea Zinc Company, Ltd.	225	86,282
Korean Air Lines Company, Ltd. (A)	4,016	112,327
KT&G Corp.	3,571	267,619
Kumho Petrochemical Company, Ltd.	614	119,630
LG Chem, Ltd.	1,500	1,132,635
LG Corp.	2,922	265,843
LG Display Company, Ltd. (A)(B)	5,471	118,930
LG Display Company, Ltd., ADR (A)(B)	2,417	25,838
LG Electronics, Inc.	3,460	500,954
LG Household & Health Care, Ltd.	295	461,415
LG Innotek Company, Ltd.	344	68,032
LG Uplus Corp.	3,050	41,584
Lotte Chemical Corp.	562	130,971
Lotte Shopping Company, Ltd.	366	37,518
Meritz Securities Company, Ltd.	3,655	15,374
Mirae Asset Securities Company, Ltd.	7,084	59,324
NAVER Corp.	4,029	1,495,036
NCSoft Corp.	550	400,192
Netmarble Corp. (C)	515	61,229
NH Investment & Securities Company, Ltd.	3,944	45,174
Orion Corp.	569	59,878
Pan Ocean Company, Ltd.	9,148	69,363
Pearl Abyss Corp. (A)	1,020	68,451
POSCO	2,396	740,483
POSCO Chemical Company, Ltd.	883	112,746
S-1 Corp.	252	18,320
Samsung Biologics Company, Ltd. (A)(C)	550	409,802
Samsung C&T Corp.	2,732	330,867
Samsung Electro-Mechanics Company, Ltd.	1,863	292,151
Samsung Electronics Company, Ltd.	158,644	11,356,714
Samsung Engineering Company, Ltd. (A)	3,731	79,088
Samsung Fire & Marine Insurance Company, Ltd.	895	175,296
Samsung Heavy Industries Company, Ltd. (A)	15,521	92,399
Samsung Life Insurance Company, Ltd.	2,349	166,677
Samsung SDI Company, Ltd.	1,792	1,109,495
Samsung SDS Company, Ltd.	1,018	167,193
Samsung Securities Company, Ltd.	1,475	58,846

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Seegene, Inc.	947	$69,510
Shin Poong Pharmaceutical Company, Ltd.	983	75,229
Shinhan Financial Group Company, Ltd.	14,320	517,016
Shinhan Financial Group Company, Ltd., ADR	350	12,548
Shinsegae, Inc.	197	49,920
SK Biopharmaceuticals Company, Ltd. (A)	528	57,624
SK Chemicals Company, Ltd.	257	59,247
SK Hynix, Inc.	17,972	2,028,475
SK Innovation Company, Ltd. (A)	1,818	476,695
SK Telecom Company, Ltd.	1,232	350,113
SK, Inc.	1,160	290,750
S-Oil Corp.	1,203	109,547
Woori Financial Group, Inc.	16,990	172,973
Yuhan Corp.	1,234	69,128
		33,756,392
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	10,608	284,383
Aena SME SA (A)(C)	2,276	373,448
Amadeus IT Group SA (A)	15,014	1,058,434
Banco Bilbao Vizcaya Argentaria SA (A)	228,360	1,416,511
Banco Santander SA (A)	580,136	2,219,047
Banco Santander SA (Mexican Stock Exchange) (A)	22,856	86,567
CaixaBank SA	144,982	446,356
Cellnex Telecom SA (A)(C)	15,748	1,004,425
EDP Renovaveis SA	9,513	220,718
Enagas SA	7,812	180,558
Endesa SA	12,378	300,485
Ferrovial SA	16,784	493,254
Grifols SA (B)	10,824	293,512
Iberdrola SA	190,693	2,325,431
Industria de Diseno Textil SA	37,975	1,340,773
Naturgy Energy Group SA	12,174	313,315
Red Electrica Corp. SA	15,612	289,855
Repsol SA	53,970	678,002
Siemens Gamesa Renewable Energy SA	9,848	329,254
Telefonica SA	180,178	840,975
Telefonica SA, Interim Shares (A)	9,008	42,045
		14,537,348
Sweden - 2.2%
Alfa Laval AB	11,168	394,736
Assa Abloy AB, B Shares	34,362	1,035,943
Atlas Copco AB, A Shares	22,872	1,404,532
Atlas Copco AB, B Shares	13,493	710,628
Boliden AB	9,749	375,137
Electrolux AB, Series B	7,536	208,837
Embracer Group AB (A)	8,466	228,907
Epiroc AB, A Shares	23,037	524,406
Epiroc AB, B Shares	13,732	269,595
EQT AB	8,294	301,286
Essity AB, B Shares	21,531	714,187
Evolution AB (C)	5,501	870,160
Fastighets AB Balder, B Shares (A)	3,415	214,079
Hennes & Mauritz AB, B Shares (A)	28,520	677,333
Hexagon AB, B Shares	67,634	1,002,091
Husqvarna AB, B Shares	13,967	185,625
ICA Gruppen AB	3,982	185,366
Industrivarden AB, A Shares	3,603	140,132
Industrivarden AB, C Shares	6,375	233,364
Investment AB Latour, B Shares	5,154	169,217
Investor AB, B Shares	62,172	1,433,090
Kinnevik AB, B Shares (A)	8,775	351,386
L.E. Lundbergforetagen AB, B Shares	2,546	164,320
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Lundin Energy AB	6,210	$220,160
Nibe Industrier AB, B Shares	43,424	457,576
Sandvik AB	38,708	989,750
Securitas AB, B Shares	10,739	169,643
Sinch AB (A)(C)	15,030	252,913
Skandinaviska Enskilda Banken AB, A Shares	57,777	746,831
Skanska AB, B Shares	11,367	301,784
SKF AB, B Shares	14,059	358,338
Svenska Cellulosa AB SCA, B Shares	21,092	345,955
Svenska Handelsbanken AB, A Shares	55,216	623,275
Swedbank AB, A Shares	31,626	588,779
Swedish Match AB	57,080	486,785
Tele2 AB, B Shares (B)	17,728	241,703
Telefonaktiebolaget LM Ericsson, B Shares	99,473	1,250,764
Telia Company AB	82,751	367,536
Volvo AB, A Shares	6,647	164,977
Volvo AB, B Shares (B)	48,024	1,157,351
		20,518,477
Switzerland - 6.3%
ABB, Ltd.	57,261	1,945,422
Adecco Group AG	6,058	412,197
Alcon, Inc.	16,200	1,136,228
Baloise Holding AG	1,882	293,851
Banque Cantonale Vaudoise	1,016	91,296
Barry Callebaut AG	92	213,815
Chocoladefabriken Lindt & Spruengli AG	4	419,098
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	418,113
Cie Financiere Richemont SA, A Shares	17,877	2,167,204
Clariant AG	8,258	164,436
Coca-Cola HBC AG	8,067	291,998
Credit Suisse Group AG	84,422	883,723
EMS-Chemie Holding AG	321	315,513
Geberit AG	1,249	938,213
Givaudan SA	311	1,447,771
Glencore PLC (A)	331,742	1,423,865
Holcim, Ltd. (A)	10,906	655,539
Holcim, Ltd. (Euronext Paris Exchange) (A)	6,750	404,663
Julius Baer Group, Ltd.	8,601	561,759
Kuehne + Nagel International AG	2,065	706,765
Logitech International SA	5,725	695,258
Lonza Group AG	2,550	1,807,840
Nestle SA	95,776	11,938,199
Novartis AG	74,879	6,830,955
Partners Group Holding AG	749	1,135,444
Roche Holding AG	23,693	8,928,426
Roche Holding AG, Bearer Shares	1,064	432,729
Schindler Holding AG	806	235,848
Schindler Holding AG, Participation Certificates	1,582	484,148
SGS SA	203	626,755
Sika AG	4,781	1,566,437
Sonova Holding AG	1,846	695,305
STMicroelectronics NV	22,367	813,410
Straumann Holding AG	401	639,613
Swiss Life Holding AG	1,026	499,101
Swiss Prime Site AG	3,037	301,413
Swiss Re AG	9,637	870,440
Swisscom AG	989	565,103
Temenos AG	2,330	374,605
The Swatch Group AG	2,395	158,143
The Swatch Group AG, Bearer Shares	1,191	409,007
UBS Group AG	127,628	1,954,907

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vifor Pharma AG	1,821	$235,943
Zurich Insurance Group AG	5,231	2,101,112
		59,191,610
Taiwan - 4.0%
Accton Technology Corp.	17,000	201,307
Acer, Inc.	58,018	60,976
Advantech Company, Ltd.	13,296	164,518
ASE Technology Holding Company, Ltd.	111,338	446,715
Asia Cement Corp.	36,863	67,074
Asustek Computer, Inc. (A)	24,952	332,710
AU Optronics Corp.	163,827	132,480
Catcher Technology Company, Ltd.	22,184	144,897
Cathay Financial Holding Company, Ltd. (A)	268,839	519,785
Chailease Holding Company, Ltd. (A)	37,148	269,876
Chang Hwa Commercial Bank, Ltd.	113,718	65,906
Cheng Shin Rubber Industry Company, Ltd.	43,680	73,236
China Development Financial Holding Corp.	438,153	206,634
China Life Insurance Company, Ltd.	79,303	74,967
China Steel Corp.	363,388	516,067
Chunghwa Telecom Company, Ltd.	127,148	518,849
Compal Electronics, Inc.	79,764	63,976
CTBC Financial Holding Company, Ltd.	586,465	477,578
Delta Electronics, Inc.	64,866	704,695
E.Sun Financial Holding Company, Ltd.	322,114	304,052
Eclat Textile Company, Ltd.	6,259	147,370
Evergreen Marine Corp. Taiwan, Ltd. (A)	86,566	611,455
Far Eastern New Century Corp.	64,875	74,496
Far EasTone Telecommunications Company, Ltd.	45,159	104,678
Feng TAY Enterprise Company, Ltd.	14,520	127,380
First Financial Holding Company, Ltd.	343,552	279,813
Formosa Chemicals & Fibre Corp. (A)	117,212	356,283
Formosa Petrochemical Corp. (A)	39,720	151,794
Formosa Plastics Corp.	128,086	473,329
Foxconn Technology Company, Ltd.	15,513	36,538
Fubon Financial Holding Company, Ltd.	211,112	559,673
Giant Manufacturing Company, Ltd.	10,000	114,293
Globalwafers Company, Ltd.	7,000	230,792
Hiwin Technologies Corp.	8,303	117,567
Hon Hai Precision Industry Company, Ltd.	417,368	1,675,735
Hotai Motor Company, Ltd.	9,000	198,298
Hua Nan Financial Holdings Company, Ltd.	279,117	184,774
Innolux Corp. (A)	275,841	205,200
Inventec Corp.	25,899	24,398
Largan Precision Company, Ltd.	3,143	349,476
Lite-On Technology Corp.	39,626	81,862
MediaTek, Inc.	50,340	1,736,037
Mega Financial Holding Company, Ltd.	363,134	428,119
Micro-Star International Company, Ltd.	23,000	129,933
Nan Ya Plastics Corp.	171,992	513,092
Nanya Technology Corp.	37,000	105,740
Novatek Microelectronics Corp.	19,361	346,041
Pegatron Corp.	66,989	165,393
Phison Electronics Corp.	5,000	85,995
Pou Chen Corp.	36,641	51,655
Powertech Technology, Inc.	13,149	50,701
President Chain Store Corp.	19,496	183,974
Quanta Computer, Inc.	92,771	291,173
Realtek Semiconductor Corp.	15,999	289,820
Shin Kong Financial Holding Company, Ltd.	389,836	133,258
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd. (A)	349,762	$172,531
Synnex Technology International Corp.	24,928	45,528
Taishin Financial Holding Company, Ltd.	326,730	178,793
Taiwan Business Bank	193,450	65,619
Taiwan Cement Corp.	167,824	307,174
Taiwan Cooperative Financial Holding Company, Ltd.	290,321	221,424
Taiwan High Speed Rail Corp.	71,000	76,164
Taiwan Mobile Company, Ltd.	57,257	209,592
Taiwan Semiconductor Manufacturing Company, Ltd.	813,227	17,515,289
The Shanghai Commercial & Savings Bank, Ltd.	111,937	181,674
Unimicron Technology Corp.	41,000	189,631
Uni-President Enterprises Corp.	161,487	424,056
United Microelectronics Corp.	388,313	736,359
Vanguard International Semiconductor Corp.	31,000	131,329
Walsin Technology Corp.	11,000	89,717
Win Semiconductors Corp.	11,000	148,081
Winbond Electronics Corp.	102,000	127,340
Wistron Corp.	42,598	47,368
Wiwynn Corp.	3,000	107,312
WPG Holdings, Ltd.	47,840	87,755
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp. (A)	9,584	192,949
Yang Ming Marine Transport Corp. (A)	52,000	340,380
Yuanta Financial Holding Company, Ltd.	324,837	312,786
Zhen Ding Technology Holding, Ltd.	19,000	71,598
		37,942,882
Thailand - 0.4%
Advanced Info Service PCL	48,400	258,385
Airports of Thailand PCL	163,100	315,901
Bangkok Bank PCL	11,700	41,288
Bangkok Bank PCL, NVDR	2,700	9,534
Bangkok Dusit Medical Services PCL, NVDR	387,300	278,218
Bangkok Expressway & Metro PCL, NVDR	354,600	90,215
Berli Jucker PCL, NVDR	21,300	23,127
BTS Group Holdings PCL, NVDR (B)	301,600	88,030
Bumrungrad Hospital PCL, NVDR	15,600	62,623
Central Pattana PCL, NVDR	64,400	105,646
Central Retail Corp. PCL	45,441	47,538
Charoen Pokphand Foods PCL	136,200	112,710
CP ALL PCL	184,600	345,826
CP ALL PCL, NVDR	12,300	23,043
Electricity Generating PCL	7,600	41,538
Electricity Generating PCL, NVDR	1,400	7,652
Energy Absolute PCL	56,900	108,453
Gulf Energy Development PCL, NVDR	79,150	84,648
Home Product Center PCL	204,400	91,918
Indorama Ventures PCL, NVDR	54,900	69,931
Intouch Holdings PCL, NVDR	96,400	195,602
Krung Thai Bank PCL	164,375	54,969
Land & Houses PCL, NVDR	393,400	97,575
Minor International PCL, NVDR (A)	127,100	119,137
Muangthai Capital PCL, NVDR	11,300	20,311
PTT Exploration & Production PCL	60,147	220,084
PTT Global Chemical PCL	87,373	161,120
PTT PCL	391,000	479,821
PTT PCL, NVDR	10,500	12,885
Ratch Group PCL, NVDR	12,800	18,279
Thai Oil PCL	46,900	79,981

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Union Group PCL	95,900	$59,270
The Siam Cement PCL	12,000	161,871
The Siam Cement PCL, NVDR	14,300	192,896
The Siam Commercial Bank PCL	23,348	71,517
True Corp. PCL	448,802	44,574
		4,196,116
Turkey - 0.1%
Akbank TAS	100,286	60,833
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	23,720
BIM Birlesik Magazalar AS	16,428	117,287
Eregli Demir ve Celik Fabrikalari TAS	49,091	101,576
Ford Otomotiv Sanayi AS	4,572	89,195
Haci Omer Sabanci Holding AS	31,762	32,428
KOC Holding AS	25,423	53,535
Turkcell Iletisim Hizmetleri AS	38,572	71,361
Turkiye Garanti Bankasi AS	86,216	82,319
Turkiye Is Bankasi AS, Class C	60,572	35,501
Turkiye Petrol Rafinerileri AS (A)	4,998	54,537
		722,292
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	1,685
United Kingdom - 7.7%
3i Group PLC	32,696	530,618
Admiral Group PLC	6,635	288,703
Anglo American PLC	42,988	1,710,670
Ashtead Group PLC	15,597	1,159,297
Associated British Foods PLC	11,826	363,021
AstraZeneca PLC	44,092	5,297,392
Auto Trader Group PLC (A)(C)	37,238	326,130
AVEVA Group PLC	4,243	217,776
Aviva PLC	131,970	740,873
BAE Systems PLC	111,616	806,538
Barclays PLC	576,321	1,367,653
Barratt Developments PLC	33,805	325,497
BP PLC	683,369	2,996,839
British American Tobacco PLC	72,353	2,809,144
BT Group PLC (A)	308,640	829,422
Bunzl PLC	11,691	386,752
Burberry Group PLC (A)	13,598	388,891
CNH Industrial NV	37,712	625,553
Coca-Cola Europacific Partners PLC	6,887	405,454
Compass Group PLC (A)	59,219	1,247,619
Croda International PLC	4,632	472,436
Diageo PLC	78,828	3,778,105
Direct Line Insurance Group PLC	53,358	210,455
Evraz PLC	18,017	147,815
Ferguson PLC	7,801	1,085,330
GlaxoSmithKline PLC	169,205	3,326,413
Halma PLC	13,950	519,710
Hargreaves Lansdown PLC	11,809	259,850
HSBC Holdings PLC	686,857	3,964,196
Imperial Brands PLC	31,799	685,673
Informa PLC (A)	49,866	346,556
InterContinental Hotels Group PLC (A)	6,064	404,169
Intertek Group PLC	5,603	428,822
J Sainsbury PLC	71,585	269,437
JD Sports Fashion PLC	17,123	217,901
Johnson Matthey PLC	7,531	320,641
Kingfisher PLC	70,070	353,650
Land Securities Group PLC	25,882	241,548
Legal & General Group PLC	200,480	715,229
Lloyds Banking Group PLC	2,378,433	1,538,503
London Stock Exchange Group PLC	10,980	1,213,403
M&G PLC	94,053	297,951
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Melrose Industries PLC	163,234	$351,365
Mondi PLC	13,861	364,936
Mondi PLC (Johannesburg Stock Exchange)	4,137	109,073
National Grid PLC	118,276	1,504,430
NatWest Group PLC	181,551	510,934
Next PLC (A)	4,895	532,741
Ocado Group PLC (A)	16,158	447,703
Pearson PLC	25,020	288,128
Persimmon PLC	10,716	438,966
Phoenix Group Holdings PLC	19,903	186,312
Prudential PLC	87,981	1,673,905
Reckitt Benckiser Group PLC	23,897	2,111,302
RELX PLC	40,612	1,076,895
RELX PLC (Euronext Amsterdam Exchange)	24,534	654,304
Rentokil Initial PLC	67,951	465,408
Rio Tinto PLC	37,839	3,125,025
Rolls-Royce Holdings PLC (A)	275,192	376,742
Schroders PLC	4,962	241,321
Segro PLC	40,814	617,853
Severn Trent PLC	7,990	276,595
Smith & Nephew PLC	29,419	638,016
Smiths Group PLC	15,498	341,325
Spirax-Sarco Engineering PLC	2,625	494,410
SSE PLC	34,933	725,515
St. James's Place PLC	20,193	412,880
Standard Chartered PLC	93,128	594,324
Standard Life Aberdeen PLC	72,446	271,781
Taylor Wimpey PLC	125,790	276,831
Tesco PLC	268,394	829,117
The Berkeley Group Holdings PLC	4,387	278,946
The British Land Company PLC	35,353	241,836
The Sage Group PLC	41,847	396,384
Unilever PLC	37,651	2,200,080
Unilever PLC (Euronext Amsterdam Exchange)	49,466	2,899,146
United Utilities Group PLC	26,873	362,710
Vodafone Group PLC	904,612	1,516,155
Whitbread PLC (A)	7,168	309,857
Wm Morrison Supermarkets PLC	89,522	305,550
WPP PLC	42,535	574,982
		72,645,418
United States - 0.1%
Bausch Health Companies, Inc. (A)	9,900	290,547
Brookfield Renewable Corp., Class A	4,350	182,759
		473,306
Uruguay - 0.0%
Globant SA (A)	1,200	263,016
TOTAL COMMON STOCKS (Cost $594,987,579)		$904,818,659
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%
Banco Bradesco SA	163,048	843,462
Banco BTG Pactual SA	1	6
Banco Inter SA (C)	847	4,455
Bradespar SA	7,600	113,577
Centrais Eletricas Brasileiras SA, B Shares	5,700	49,588
Cia Energetica de Minas Gerais	36,287	88,495
Gerdau SA	36,200	215,506
Itau Unibanco Holding SA	161,889	969,941
Itausa SA	147,723	331,158
Lojas Americanas SA	27,648	119,957

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
		Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Petroleo Brasileiro SA		150,151	$888,444
			3,624,589
Germany - 0.4%
Bayerische Motoren Werke AG		2,090	188,014
FUCHS PETROLUB SE		2,735	133,097
Henkel AG & Company KGaA		6,138	648,257
Porsche Automobil Holding SE		5,695	611,361
Sartorius AG		1,201	625,129
Volkswagen AG		6,259	1,569,325
			3,775,183
South Korea - 0.2%
Hyundai Motor Company		705	72,286
Hyundai Motor Company, 2nd Preferred		1,197	122,238
LG Chem, Ltd.		162	55,183
LG Household & Health Care, Ltd.		48	32,605
Samsung Electronics Company, Ltd.		27,037	1,769,574
			2,051,886
TOTAL PREFERRED SECURITIES (Cost $6,919,013)			$9,451,658
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries, Ltd. 5.500%, 06/03/2024	INR	104,922	1,428
TOTAL CORPORATE BONDS (Cost $1,439)			$1,428
RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-7-21) (A)(F)		10,608	14,843
TOTAL RIGHTS (Cost $16,086)			$14,843
WARRANTS - 0.0%
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)		3,972	570
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)		4,383	711
TOTAL WARRANTS (Cost $0)			$1,281
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (G)	12,319,307	$12,319,307
John Hancock Collateral Trust, 0.0324% (G)(H)	737,106	7,374,447
TOTAL SHORT-TERM INVESTMENTS (Cost $19,693,909)		$19,693,754
Total Investments (International Equity Index Trust) (Cost $621,618,026) - 99.4%		$933,981,623
Other assets and liabilities, net - 0.6%		6,087,993
TOTAL NET ASSETS - 100.0%		$940,069,616
Currency Abbreviations
INR	Indian Rupee
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	17	Long	Sep 2021	$2,008,004	$1,958,655	$(49,349)
Mini MSCI Emerging Markets Index Futures	350	Long	Sep 2021	23,989,098	23,884,000	(105,098)
						$(154,447)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Australia - 6.6%
A2B Australia, Ltd. (A)	9,047	$8,546
Accent Group, Ltd.	24,907	52,113
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Adairs, Ltd.	6,590	$20,978
Adbri, Ltd.	19,036	49,536

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Ainsworth Game Technology, Ltd. (A)	10,192	$9,445
Alcidion Group, Ltd. (A)	35,820	10,766
Alkane Resources, Ltd. (A)(B)	25,036	21,603
ALS, Ltd.	4,398	42,979
Altium, Ltd.	3,451	95,003
AMA Group, Ltd. (A)(B)	24,887	10,722
AMP, Ltd.	50,928	42,970
Ansell, Ltd.	2,530	82,530
Appen, Ltd.	2,202	22,495
ARB Corp., Ltd.	3,784	122,441
Ardent Leisure Group, Ltd. (A)	39,016	28,595
Asaleo Care, Ltd.	30,182	31,689
AUB Group, Ltd.	4,241	71,112
Aurelia Metals, Ltd.	85,331	26,258
Austal, Ltd.	23,155	35,591
Australian Agricultural Company, Ltd. (A)	28,065	28,830
Australian Finance Group, Ltd.	6,698	14,320
Australian Pharmaceutical Industries, Ltd.	26,584	22,224
Australian Strategic Materials, Ltd. (A)(B)	950	5,563
Auswide Bank, Ltd.	625	3,045
Baby Bunting Group, Ltd.	3,113	13,109
Bank of Queensland, Ltd.	29,753	203,231
Bapcor, Ltd.	15,610	99,469
Base Resources, Ltd.	32,069	7,216
Beach Energy, Ltd.	60,312	56,061
Bega Cheese, Ltd.	15,122	66,812
Bendigo & Adelaide Bank, Ltd.	14,038	110,373
Bigtincan Holdings, Ltd. (A)	21,740	18,494
Bingo Industries, Ltd.	8,137	20,946
Blackmores, Ltd.	400	22,023
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	242
Bravura Solutions, Ltd.	17,457	45,924
Breville Group, Ltd.	5,143	115,326
Brickworks, Ltd.	3,876	72,876
BWX, Ltd.	7,767	31,705
Calix, Ltd. (A)	10,443	20,855
Capricorn Metals, Ltd. (A)	6,675	9,505
Cardno, Ltd.	15,086	10,974
carsales.com, Ltd.	10,170	150,608
Cash Converters International, Ltd.	14,501	2,395
Cedar Woods Properties, Ltd.	2,634	13,235
Centuria Capital Group	12,668	26,425
Challenger, Ltd.	18,693	75,736
Champion Iron, Ltd. (A)	13,921	66,584
City Chic Collective, Ltd. (A)	5,259	21,633
Cleanaway Waste Management, Ltd.	44,499	88,143
Clinuvel Pharmaceuticals, Ltd.	2,335	53,707
Codan, Ltd.	5,320	71,963
Collins Foods, Ltd.	5,764	49,630
Cooper Energy, Ltd. (A)	98,256	19,146
Corporate Travel Management, Ltd. (A)	3,931	63,245
Costa Group Holdings, Ltd.	12,590	31,251
Costa Group Holdings, Ltd., Entitlement Offer (A)	1,989	4,937
Credit Corp. Group, Ltd.	3,047	67,810
CSR, Ltd.	25,551	110,431
Data#3, Ltd.	9,073	38,086
Decmil Group, Ltd. (A)	1,519	524
Deterra Royalties, Ltd.	16,722	56,335
Dicker Data, Ltd. (B)	2,793	23,170
Domain Holdings Australia, Ltd. (A)	10,969	42,514
Downer EDI, Ltd.	18,221	76,333
Eagers Automotive, Ltd.	7,533	93,613
Eclipx Group, Ltd. (A)	16,681	28,356
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Elders, Ltd.	8,609	$74,581
EML Payments, Ltd. (A)	10,254	26,773
EQT Holdings, Ltd.	729	14,983
Estia Health, Ltd. (A)	11,708	21,666
EVENT Hospitality and Entertainment, Ltd. (A)	4,397	41,683
FAR, Ltd. (A)(B)(C)	313,905	2,590
Finbar Group, Ltd.	8,370	5,322
Fleetwood, Ltd.	8,058	14,265
Flight Centre Travel Group, Ltd. (A)(B)	4,755	52,892
Freedom Foods Group, Ltd. (A)	6,482	1,784
G8 Education, Ltd. (A)	51,376	38,720
Galaxy Resources, Ltd. (A)	37,250	102,382
Genworth Mortgage Insurance Australia, Ltd. (A)	18,245	30,044
Gold Road Resources, Ltd.	43,849	41,426
GrainCorp, Ltd., Class A	13,614	52,704
GUD Holdings, Ltd.	3,716	33,395
GWA Group, Ltd.	12,453	25,871
Hansen Technologies, Ltd.	11,735	54,737
Healius, Ltd.	23,643	82,062
HT&E, Ltd. (A)	20,357	26,163
HUB24, Ltd.	3,277	70,063
Humm Group, Ltd. (A)	26,650	19,766
IGO, Ltd.	24,516	139,918
Iluka Resources, Ltd.	16,722	114,497
Imdex, Ltd.	20,483	31,296
Infomedia, Ltd.	17,584	20,244
Inghams Group, Ltd.	11,981	35,742
Intega Group, Ltd.	15,086	6,220
Integral Diagnostics, Ltd.	6,781	26,424
Integrated Research, Ltd. (B)	3,367	4,909
InvoCare, Ltd.	8,212	71,257
IOOF Holdings, Ltd.	30,144	96,402
IPH, Ltd.	9,953	58,241
IRESS, Ltd.	8,152	78,908
IVE Group, Ltd.	11,452	12,489
Japara Healthcare, Ltd. (A)	17,906	17,199
Johns Lyng Group, Ltd.	4,330	16,551
Jumbo Interactive, Ltd.	2,253	29,997
Jupiter Mines, Ltd.	116,266	25,210
Karoon Energy, Ltd. (A)	14,552	14,486
Kogan.com, Ltd. (B)	1,950	16,918
Lifestyle Communities, Ltd.	3,310	38,860
Link Administration Holdings, Ltd.	18,547	70,137
Lovisa Holdings, Ltd.	3,846	43,913
MA Financial Group, Ltd.	3,830	16,231
MACA, Ltd.	23,711	13,409
Macmahon Holdings, Ltd.	112,440	16,011
Mayne Pharma Group, Ltd. (A)	99,135	23,773
McMillan Shakespeare, Ltd.	3,346	32,450
McPherson's, Ltd.	9,168	7,562
Medusa Mining, Ltd.	8,127	5,087
Mesoblast, Ltd. (A)(B)	11,677	17,418
Metals X, Ltd. (A)(B)	48,765	7,835
Metcash, Ltd.	51,856	155,504
Mincor Resources NL (A)	13,218	10,694
Mineral Resources, Ltd.	686	27,554
MNF Group, Ltd.	2,522	10,103
Monadelphous Group, Ltd.	3,790	29,693
Monash IVF Group, Ltd.	21,798	13,885
Money3 Corp., Ltd.	8,682	21,823
Mortgage Choice, Ltd.	6,422	9,392
Mount Gibson Iron, Ltd.	18,373	13,011
Myer Holdings, Ltd. (A)	63,302	16,862

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
MyState, Ltd.	5,375	$18,838
Nanosonics, Ltd. (A)(B)	8,226	36,210
Navigator Global Investments, Ltd.	10,160	13,574
Nearmap, Ltd. (A)	5,127	7,165
Netwealth Group, Ltd.	3,669	47,201
New Energy Solar, Ltd. (A)	16,176	10,069
New Hope Corp., Ltd. (B)	24,235	31,422
nib holdings, Ltd.	21,443	104,663
Nick Scali, Ltd.	5,272	46,318
Nickel Mines, Ltd.	30,650	22,725
Nine Entertainment Company Holdings, Ltd.	72,050	157,376
NRW Holdings, Ltd.	25,786	28,304
Nufarm, Ltd. (A)	12,991	44,598
OceanaGold Corp. (A)	31,900	60,475
OFX Group, Ltd.	14,134	14,151
Omni Bridgeway, Ltd.	15,737	44,217
oOh!media, Ltd. (A)	31,712	41,555
Orocobre, Ltd. (A)	4,396	21,282
Orora, Ltd.	40,091	100,236
OZ Minerals, Ltd.	18,111	304,481
Pacific Current Group, Ltd.	1,717	7,478
Pact Group Holdings, Ltd.	11,275	31,357
Peet, Ltd.	13,800	12,393
Pendal Group, Ltd.	12,114	73,183
Perenti Global, Ltd.	35,432	17,782
Perpetual, Ltd.	2,914	87,500
Perseus Mining, Ltd. (A)	68,083	74,538
Platinum Asset Management, Ltd.	14,631	53,807
Praemium, Ltd. (A)	28,131	22,980
Premier Investments, Ltd.	4,691	100,449
Pro Medicus, Ltd. (B)	1,815	79,941
Ramelius Resources, Ltd.	29,377	37,312
Regis Healthcare, Ltd.	9,267	13,560
Regis Resources, Ltd.	35,749	63,288
Resolute Mining, Ltd. (A)(B)	43,558	16,519
Rhipe, Ltd.	9,365	14,650
Ridley Corp., Ltd. (A)	19,540	16,680
RPMGlobal Holdings, Ltd. (A)	6,670	8,901
Sandfire Resources, Ltd.	8,336	42,555
SeaLink Travel Group, Ltd.	2,432	17,283
Select Harvests, Ltd.	6,954	35,194
Senex Energy, Ltd.	10,923	28,065
Servcorp, Ltd.	3,171	8,334
Service Stream, Ltd.	18,170	11,850
Seven West Media, Ltd. (A)(B)	85,038	29,676
SG Fleet Group, Ltd.	8,938	20,139
Sigma Healthcare, Ltd.	86,903	38,737
Silver Lake Resources, Ltd. (A)	29,625	36,902
SmartGroup Corp., Ltd.	4,591	25,383
Southern Cross Media Group, Ltd. (A)	17,291	27,095
Spark Infrastructure Group	75,397	127,134
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
St. Barbara, Ltd.	32,796	41,958
Steadfast Group, Ltd.	37,803	124,628
Super Retail Group, Ltd.	7,649	73,962
Superloop, Ltd. (A)(B)	22,967	15,990
Syrah Resources, Ltd. (A)	36,700	28,468
Tassal Group, Ltd.	8,526	22,879
Technology One, Ltd.	12,347	86,121
The Reject Shop, Ltd. (A)	2,561	10,718
The Star Entertainment Group, Ltd. (A)	37,406	103,392
Tiger Resources, Ltd. (A)(C)	92,816	2,562
United Malt Grp, Ltd.	15,585	52,360
Uniti Group, Ltd. (A)	4,249	10,548
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Virtus Health, Ltd.	8,064	$39,921
Viva Energy Group, Ltd. (D)	27,557	39,830
Webjet, Ltd. (A)(B)	21,997	80,865
West African Resources, Ltd. (A)	12,571	9,382
Western Areas, Ltd.	21,598	38,626
Westgold Resources, Ltd. (A)	16,604	23,425
Whitehaven Coal, Ltd. (A)	44,790	64,982
Zip Company, Ltd. (A)(B)	5,273	29,947
		8,548,381
Austria - 1.6%
Agrana Beteiligungs AG	724	17,482
ams AG (A)	10,399	208,909
ANDRITZ AG	3,025	170,132
AT&S Austria Technologie & Systemtechnik AG	1,801	78,035
BAWAG Group AG (D)	2,332	124,186
DO & Company AG (A)	278	25,147
EVN AG	2,014	47,463
FACC AG (A)	1,116	12,444
Flughafen Wien AG (A)	265	9,220
IMMOFINANZ AG	4,356	97,936
Kapsch TrafficCom AG (A)(B)	191	3,334
Lenzing AG (A)	693	84,910
Mayr Melnhof Karton AG	378	80,578
Oesterreichische Post AG (B)	1,378	73,357
Palfinger AG	876	36,694
POLYTEC Holding AG (A)	995	13,841
Porr AG (A)	648	12,295
Raiffeisen Bank International AG	1,787	40,562
RHI Magnesita NV	1,095	62,023
RHI Magnesita NV (London Stock Exchange)	545	30,546
Rosenbauer International AG	174	10,981
S IMMO AG	2,772	66,431
S&T AG (B)	1,838	42,117
Schoeller-Bleckmann Oilfield Equipment AG (A)	710	29,945
Semperit AG Holding	822	33,018
Strabag SE, Bearer Shares	893	38,299
Telekom Austria AG	7,836	66,903
UBM Development AG	411	20,243
UNIQA Insurance Group AG	6,525	56,823
Vienna Insurance Group AG	2,128	58,429
voestalpine AG	4,895	199,663
Wienerberger AG	5,497	211,888
Zumtobel Group AG (A)	2,545	25,655
		2,089,489
Belgium - 1.5%
Ackermans & van Haaren NV	1,132	191,276
AGFA-Gevaert NV (A)	6,780	31,511
Akka Technologies (A)	603	16,847
Atenor	211	15,122
Banque Nationale de Belgique	12	25,480
Barco NV	3,212	87,942
Bekaert SA	2,225	99,406
Biocartis Group NV (A)(D)	2,587	12,516
bpost SA (A)	4,236	50,822
Celyad Oncology SA (A)	493	2,586
Cie d'Entreprises CFE	416	43,384
D'ieteren Group	1,085	131,360
Econocom Group SA/NV	6,435	24,447
Elia Group SA/NV	1,281	135,218
Etablissements Franz Colruyt NV	695	38,885
Euronav NV	8,334	77,640
Euronav NV (New York Stock Exchange)	2,324	21,660

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
EVS Broadcast Equipment SA	811	$17,030
Exmar NV	1,567	7,248
Fagron	2,165	48,379
Gimv NV (A)	1,197	76,654
Immobel SA (B)	209	18,058
Ion Beam Applications	1,305	25,839
Kinepolis Group NV (A)	585	31,657
Lotus Bakeries NV	13	73,584
Melexis NV	987	102,613
Ontex Group NV (A)	3,927	48,924
Orange Belgium SA	417	9,357
Oxurion NV (A)	1,612	4,781
Picanol (A)	88	8,039
Proximus SADP	5,977	115,529
Recticel SA	2,296	38,717
Sipef NV	420	23,655
Telenet Group Holding NV	1,717	64,681
Tessenderlo Group SA (A)	904	38,195
Van de Velde NV	377	11,198
VGP NV	243	47,953
Viohalco SA	7,173	38,706
X-Fab Silicon Foundries SE (A)(D)	2,319	22,037
		1,878,936
Bermuda - 0.1%
Hiscox, Ltd. (A)	8,333	95,981
Cambodia - 0.0%
NagaCorp, Ltd.	40,000	38,576
Canada - 10.5%
5N Plus, Inc. (A)	3,515	8,365
Absolute Software Corp.	2,400	34,714
Advantage Energy, Ltd. (A)	11,500	46,943
Aecon Group, Inc.	3,200	46,467
Africa Oil Corp. (A)(B)	34,602	33,217
AG Growth International, Inc.	1,100	34,182
AGF Management, Ltd., Class B	4,298	27,530
Aimia, Inc. (A)	7,777	30,616
AirBoss of America Corp.	1,500	42,957
Alamos Gold, Inc., Class A	21,879	167,146
Alaris Equity Partners Income	2,229	30,479
Alcanna, Inc. (A)	1,500	8,095
Algoma Central Corp.	700	9,261
AltaGas, Ltd.	6,823	143,219
Altius Minerals Corp.	3,100	42,589
Altus Group, Ltd.	1,818	84,256
Andrew Peller, Ltd., Class A	2,300	17,608
ARC Resources, Ltd.	28,718	244,413
Aritzia, Inc. (A)	3,100	92,730
Ascot Resources, Ltd. (A)	13,700	14,147
Atco, Ltd., Class I	1,804	63,975
Athabasca Oil Corp. (A)	42,135	33,311
ATS Automation Tooling Systems, Inc. (A)	3,547	101,809
AutoCanada, Inc. (A)	1,985	79,970
Badger Infrastructure Solutions, Ltd.	1,522	46,190
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd. (B)	15,733	65,998
Bird Construction, Inc.	4,995	35,581
Black Diamond Group, Ltd. (A)	2,750	8,874
BlackBerry, Ltd. (A)	6,480	79,197
BlackBerry, Ltd. (New York Stock Exchange) (A)	14,111	172,436
BMTC Group, Inc.	500	5,990
Bombardier, Inc., Class B (A)	61,505	58,052
Boralex, Inc., Class A	4,277	130,249
Cameco Corp.	3,596	68,971
Canaccord Genuity Group, Inc.	3,431	37,587
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canacol Energy, Ltd.	7,565	$20,688
Canada Goose Holdings, Inc. (A)(B)	2,213	96,725
Canadian Western Bank	4,515	126,752
Canfor Corp. (A)	3,704	84,741
Canfor Pulp Products, Inc. (A)	2,715	17,084
Capital Power Corp.	5,927	195,798
Capstone Mining Corp. (A)	29,467	127,890
Cardinal Energy, Ltd. (A)	5,530	15,569
Cascades, Inc.	5,723	70,453
Celestica, Inc. (A)	5,019	39,355
Celestica, Inc. (New York Stock Exchange) (A)	3,200	25,120
Centerra Gold, Inc.	12,177	92,438
CES Energy Solutions Corp. (A)	18,429	28,693
China Gold International Resources Corp., Ltd.	18,050	48,343
CI Financial Corp.	8,900	163,339
Cogeco Communications, Inc.	563	55,051
Cogeco, Inc.	445	34,513
Colliers International Group, Inc.	1,400	156,783
Computer Modelling Group, Ltd.	4,420	18,221
Copper Mountain Mining Corp. (A)	8,800	25,841
Corby Spirit and Wine, Ltd.	700	10,176
Corus Entertainment, Inc., B Shares	11,806	60,573
Crescent Point Energy Corp.	9,519	43,080
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	76,104
Crew Energy, Inc. (A)	11,300	20,146
Cronos Group, Inc. (A)	2,170	18,696
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	3,612	31,063
Denison Mines Corp. (A)(B)	33,028	40,233
Dexterra Group, Inc.	1,621	8,958
DIRTT Environmental Solutions (A)(B)	3,000	12,924
Doman Building Materials Group, Ltd.	3,600	24,279
Dorel Industries, Inc., Class B (A)	1,800	22,682
DREAM Unlimited Corp., Class A	2,250	48,064
Dundee Precious Metals, Inc.	7,687	46,571
ECN Capital Corp.	16,900	126,791
E-L Financial Corp., Ltd.	100	75,730
Eldorado Gold Corp. (A)	9,374	93,090
Element Fleet Management Corp.	17,442	203,462
Endeavour Silver Corp. (A)	6,945	42,524
Enerflex, Ltd.	6,400	43,317
Enerplus Corp.	11,735	84,349
Enghouse Systems, Ltd.	1,800	80,140
Ensign Energy Services, Inc. (A)	9,800	17,709
Equitable Group, Inc.	696	74,693
ERO Copper Corp. (A)	2,900	60,849
Evertz Technologies, Ltd.	1,900	22,056
Exchange Income Corp.	568	18,264
Exco Technologies, Ltd.	1,500	12,609
Extendicare, Inc.	6,230	42,770
Fiera Capital Corp.	3,035	26,638
Finning International, Inc.	8,181	214,161
Firm Capital Mortgage Investment Corp.	1,100	13,071
First Majestic Silver Corp. (B)	7,681	121,325
First Mining Gold Corp. (A)(B)	39,000	14,315
First National Financial Corp.	700	27,789
Fission Uranium Corp. (A)	19,500	9,910
Fortuna Silver Mines, Inc. (A)	8,867	49,428
Freehold Royalties, Ltd.	7,229	56,976
Frontera Energy Corp. (A)	2,200	13,595
Galiano Gold, Inc. (A)(B)	6,600	7,241
Gamehost, Inc. (A)	100	693

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Gibson Energy, Inc.	7,398	$141,741
Global Atomic Corp. (A)	8,700	22,038
goeasy, Ltd.	672	85,995
GoGold Resources, Inc. (A)	5,300	13,169
Golden Star Resources, Ltd. (A)	5,011	14,149
Gran Tierra Energy, Inc. (A)	25,166	18,678
Great Canadian Gaming Corp. (A)	2,400	86,176
Guardian Capital Group, Ltd., Class A	600	15,779
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (A)	4,930	17,340
Heroux-Devtek, Inc. (A)	2,700	38,879
HEXO Corp. (A)	3,660	21,258
High Liner Foods, Inc.	1,773	19,438
Home Capital Group, Inc. (A)	3,379	101,403
Hudbay Minerals, Inc.	12,257	81,575
I-80 Gold Corp. (A)	1,651	3,343
iA Financial Corp., Inc.	2,477	134,860
IAMGOLD Corp. (A)	29,827	87,826
Imperial Metals Corp. (A)	5,060	18,369
Information Services Corp.	800	19,684
Innergex Renewable Energy, Inc.	6,800	118,216
Inter Pipeline, Ltd.	11,943	194,136
Interfor Corp.	3,520	88,142
International Petroleum Corp. (A)(B)	5,324	24,696
International Tower Hill Mines, Ltd. (A)	2,300	2,394
Intertape Polymer Group, Inc.	2,700	62,599
Jamieson Wellness, Inc. (D)	1,500	40,900
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	20,978
Kelt Exploration, Ltd. (A)	10,445	29,744
Keyera Corp.	6,187	166,254
Kinaxis, Inc. (A)	1,068	140,496
Kingsway Financial Services, Inc. (A)	425	2,125
Knight Therapeutics, Inc. (A)	5,400	22,870
Labrador Iron Ore Royalty Corp. (B)	3,218	121,934
Largo Resources, Ltd. (A)(B)	780	12,144
Lassonde Industries, Inc., Class A	200	27,912
Laurentian Bank of Canada	2,414	85,082
Leon's Furniture, Ltd.	1,883	34,178
LifeWorks, Inc.	3,098	83,523
Linamar Corp.	2,366	148,400
Lucara Diamond Corp. (A)(B)	25,184	15,237
Lundin Gold, Inc. (A)(B)	2,800	23,514
Magellan Aerospace Corp.	900	7,587
Mainstreet Equity Corp. (A)	400	33,611
Major Drilling Group International, Inc. (A)	6,800	47,012
Maple Leaf Foods, Inc.	3,940	81,781
Martinrea International, Inc.	4,603	48,533
Medical Facilities Corp.	2,104	11,898
MEG Energy Corp. (A)	13,888	100,496
Melcor Developments, Ltd.	1,000	10,810
Methanex Corp.	2,700	89,499
Morguard Corp.	400	45,547
Mountain Province Diamonds, Inc. (A)(B)	6,800	2,661
MTY Food Group, Inc. (A)	742	32,665
Mullen Group, Ltd.	5,582	60,161
New Gold, Inc. (A)	28,915	52,017
NFI Group, Inc.	2,279	51,790
North American Construction Group, Ltd.	2,100	31,985
NuVista Energy, Ltd. (A)	15,505	49,782
Osisko Gold Royalties, Ltd.	7,722	105,838
Pan American Silver Corp., CVR (A)	19,100	16,235
Paramount Resources, Ltd., Class A (A)	5,173	71,611
Parex Resources, Inc. (A)	7,016	117,160
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Park Lawn Corp.	1,792	$48,197
Parkland Corp.	4,835	156,252
Pason Systems, Inc.	5,636	40,601
Peyto Exploration & Development Corp.	10,197	68,687
Pizza Pizza Royalty Corp.	1,729	15,106
Polaris Infrastructure, Inc.	1,500	23,391
Pollard Banknote, Ltd.	1,000	45,595
PolyMet Mining Corp. (A)	1,185	4,273
PrairieSky Royalty, Ltd.	9,727	117,782
Precision Drilling Corp. (A)	1,082	45,092
Premium Brands Holdings Corp.	1,700	172,702
Pretium Resources, Inc. (A)	8,300	79,411
Quarterhill, Inc.	9,800	20,160
Questerre Energy Corp., Class A (A)(B)	19,444	2,745
Real Matters, Inc. (A)	3,500	50,484
Recipe Unlimited Corp. (A)	1,300	22,285
RF Capital Group, Inc. (A)	1,848	3,131
Richelieu Hardware, Ltd.	3,100	100,332
Rogers Sugar, Inc.	6,474	30,187
Roxgold, Inc. (A)	19,200	29,274
Russel Metals, Inc.	3,846	105,086
Sabina Gold & Silver Corp. (A)(B)	20,475	28,905
Sandstorm Gold, Ltd. (A)	10,731	84,750
Savaria Corp. (B)	2,300	37,183
Seabridge Gold, Inc. (A)	1,222	21,412
Secure Energy Services, Inc.	5,954	20,221
ShawCor, Ltd. (A)	4,173	19,895
Sienna Senior Living, Inc.	3,606	47,824
Sierra Wireless, Inc. (A)	2,600	49,290
Sleep Country Canada Holdings, Inc. (D)	2,113	50,575
SNC-Lavalin Group, Inc.	6,640	172,749
Spin Master Corp. (A)(D)	1,400	54,460
Sprott, Inc.	1,329	52,309
SSR Mining, Inc.	8,940	139,624
Stantec, Inc.	5,278	235,500
Stella-Jones, Inc.	2,400	86,409
Storm Resources, Ltd. (A)	9,300	31,735
SunOpta, Inc. (A)	5,608	68,630
Superior Plus Corp.	9,057	111,569
Surge Energy, Inc. (A)	21,600	11,675
Tamarack Valley Energy, Ltd. (A)	20,085	41,641
Taseko Mines, Ltd. (A)	16,100	33,769
TECSYS, Inc.	609	20,541
Tervita Corp. (A)	616	2,614
TFI International, Inc.	2,725	248,780
The Descartes Systems Group, Inc. (A)	1,374	95,025
The North West Company, Inc.	1,606	45,591
Tidewater Midstream and Infrastructure, Ltd.	6,650	7,457
Timbercreek Financial Corp.	6,000	46,176
TLC Vision Corp. (A)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	62,898
Toromont Industries, Ltd.	394	34,327
Total Energy Services, Inc. (A)	3,132	11,370
Tourmaline Oil Corp.	3,709	106,010
TransAlta Corp.	15,282	152,253
TransAlta Renewables, Inc.	6,098	102,470
Transcontinental, Inc., Class A	3,683	69,168
Trevali Mining Corp. (A)	37,134	6,441
Trican Well Service, Ltd. (A)	26,009	56,021
Tricon Residential, Inc.	5,668	65,203
Trisura Group, Ltd. (A)	300	40,123
Turquoise Hill Resources, Ltd. (A)	3,950	66,630
Uni-Select, Inc. (A)	3,401	45,023
Vecima Networks, Inc.	479	6,279

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Vermilion Energy, Inc. (A)(B)	4,600	$40,300
Wajax Corp.	1,300	25,232
Wesdome Gold Mines, Ltd. (A)	8,000	75,895
Western Forest Products, Inc.	25,850	44,001
Westshore Terminals Investment Corp.	1,589	21,894
Whitecap Resources, Inc.	35,380	175,815
WildBrain, Ltd. (A)	10,382	23,283
Winpak, Ltd.	1,577	49,195
Yamana Gold, Inc.	31,616	133,136
Yellow Pages, Ltd.	200	2,372
Zenith Capital Corp. (A)	1,700	233
		13,546,073
China - 0.1%
FIH Mobile, Ltd. (A)	195,000	32,152
Fosun Tourism Group (A)(B)(D)	2,000	3,190
Goodbaby International Holdings, Ltd. (A)	71,000	16,357
TK Group Holdings, Ltd.	26,000	9,904
Yangzijiang Shipbuilding Holdings, Ltd.	19,900	20,908
		82,511
Denmark - 2.1%
ALK-Abello A/S (A)	301	143,660
Alm. Brand A/S (B)	2,824	20,473
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	18,452
Bang & Olufsen A/S (A)	7,788	41,554
Bavarian Nordic A/S (A)	2,737	112,917
Better Collective A/S (A)	917	21,766
Chemometec A/S	500	67,430
D/S Norden A/S	1,788	56,919
Dfds A/S (A)	1,395	78,721
FLSmidth & Company A/S	1,871	77,954
H Lundbeck A/S	1,368	43,559
H+H International A/S, Class B (A)	1,146	35,154
INVISIO AB	1,065	23,480
ISS A/S (A)	4,208	99,021
Jeudan A/S	380	16,196
Jyske Bank A/S (A)	2,627	127,316
Lan & Spar Bank A/S	225	20,260
Matas A/S	2,910	52,702
Netcompany Group A/S (D)	1,289	146,559
Nilfisk Holding A/S (A)	903	31,667
NKT A/S (A)	2,018	92,744
NNIT A/S (D)	479	9,470
NTG Nordic Transport Group A/S (A)	200	12,068
Pandora A/S	114	15,380
Per Aarsleff Holding A/S	883	39,792
Ringkjoebing Landbobank A/S	1,224	124,314
Rockwool International A/S, A Shares	83	35,230
Rockwool International A/S, B Shares	133	64,774
Royal Unibrew A/S	2,377	302,884
Scandinavian Tobacco Group A/S (D)	2,633	53,796
Schouw & Company A/S	666	73,143
SimCorp A/S	1,846	231,862
Solar A/S, B Shares	410	35,654
SP Group A/S	203	12,588
Spar Nord Bank A/S	4,967	55,960
Sydbank AS	3,132	96,513
The Drilling Company of 1972 A/S (A)	532	22,273
Tivoli A/S (A)	102	14,444
Topdanmark AS	1,791	93,197
United International Enterprises, Ltd.	128	34,293
Vestjysk Bank A/S (A)	4,280	2,353
Zealand Pharma A/S (A)	1,273	37,661
		2,696,153
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 2.4%
Adapteo OYJ	1,982	$38,036
Aktia Bank OYJ	2,328	29,776
Alma Media OYJ	1,962	24,054
BasWare OYJ (A)	538	25,336
Bittium OYJ	2,708	20,429
Cargotec OYJ, B Shares	2,007	103,937
Caverion OYJ	3,325	27,192
Citycon OYJ	4,136	35,226
Enento Group OYJ (A)(D)	860	34,562
Ferratum OYJ (A)	459	2,812
Finnair OYJ (A)	44,891	37,035
Fiskars OYJ ABP	2,196	47,742
F-Secure OYJ	7,159	34,185
Harvia OYJ	846	51,088
HKScan OYJ, A Shares	316	884
Huhtamaki OYJ	4,496	213,254
Kamux Corp.	664	12,902
Kemira OYJ	4,233	66,704
Kojamo OYJ	3,973	90,966
Konecranes OYJ	2,937	123,800
Lassila & Tikanoja OYJ	1,929	32,388
Lehto Group OYJ (A)	1,738	3,350
Metsa Board OYJ	7,466	76,801
Metso Outotec OYJ	10,839	125,943
Musti Group OYJ (A)	1,222	45,227
Neles OYJ	6,038	87,062
Nokian Renkaat OYJ	5,747	232,166
Olvi OYJ, A Shares	721	43,376
Oriola OYJ, B Shares	9,290	20,294
Orion OYJ, Class A	982	42,151
Orion OYJ, Class B	4,360	187,455
Outokumpu OYJ (A)	11,683	70,099
Pihlajalinna OYJ	1,193	15,989
Ponsse OYJ	543	27,314
QT Group OYJ (A)	770	90,182
Raisio OYJ, V Shares	8,267	36,913
Revenio Group OYJ	950	71,994
Rovio Entertainment OYJ (D)	1,642	13,375
Sanoma OYJ	4,094	67,865
Taaleri OYJ	956	12,193
Terveystalo OYJ (D)	2,964	40,060
TietoEVRY OYJ	3,679	116,237
Tokmanni Group Corp.	1,942	53,722
Uponor OYJ	2,530	73,333
Vaisala OYJ, A Shares	952	39,111
Valmet OYJ	6,269	273,762
Wartsila OYJ ABP	10,003	148,616
YIT OYJ	8,449	51,804
		3,118,702
France - 4.2%
ABC arbitrage	1,202	10,114
AKWEL	725	21,180
Albioma SA	1,751	71,681
ALD SA (D)	1,653	24,811
Altamir	752	21,421
Alten SA	1,382	183,432
Assystem SA	763	28,252
Aubay	399	21,054
Axway Software SA	531	17,841
Bastide le Confort Medical	256	14,420
Beneteau SA (A)	2,839	44,881
Bigben Interactive (A)	460	9,071
Boiron SA	274	12,561
Bonduelle SCA	1,027	25,789
Burelle SA	15	13,490

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA (A)(B)	2,173	$69,008
Cegedim SA (A)	186	5,431
CGG SA (A)	29,813	26,666
Chargeurs SA	1,491	41,440
Cie des Alpes (A)(B)	998	16,026
Cie Plastic Omnium SA	3,159	98,785
Claranova SADIR (A)(B)	1,250	9,975
Coface SA	5,646	68,520
DBV Technologies SA (A)	1,786	19,679
Derichebourg SA (A)	6,625	67,013
Ekinops SAS (A)	1,302	11,229
Electricite de Strasbourg SA	31	4,137
Elior Group SA (A)(D)	4,760	35,603
Elis SA (A)	7,872	148,539
Eramet SA (A)	445	29,097
ESI Group (A)	197	13,609
Etablissements Maurel et Prom SA (A)(B)	1,561	3,525
Eurazeo SE	1,581	137,843
Europcar Mobility Group (A)(D)	13,804	7,828
Eutelsat Communications SA	9,105	106,516
Exel Industries SA, A Shares (A)	89	9,704
Faurecia SE	4,730	232,528
Fnac Darty SA (A)	1,052	67,771
Gaztransport Et Technigaz SA	1,087	87,947
Groupe Crit (A)	163	12,481
Haulotte Group SA	962	7,303
ID Logistics Group (A)	176	49,287
Imerys SA	1,434	67,121
Infotel SA	133	7,922
Ipsen SA	114	11,862
IPSOS	1,982	83,625
JCDecaux SA (A)	2,376	65,874
Kaufman & Broad SA	901	42,893
Korian SA	3,175	117,362
Lagardere SCA (A)	3,040	75,237
Laurent-Perrier	110	12,605
Lectra	1,346	50,967
LISI	1,205	39,368
LNA Sante SA	166	10,435
Lumibird (A)	632	11,986
Maisons du Monde SA (D)	1,925	47,764
Manitou BF SA	880	28,184
Manutan International	105	10,589
Mersen SA (A)	1,171	45,674
Metropole Television SA	1,324	27,838
Neoen SA (A)(D)	1,095	49,234
Nexans SA	1,883	171,826
Nexity SA	1,974	98,785
NRJ Group	782	5,656
Onxeo SA (A)	4,617	3,508
Orpea SA	725	92,302
Plastivaloire	383	3,294
Quadient SA	2,721	81,826
Recylex SA (A)(C)	1,058	2,318
Rexel SA (A)	15,736	329,482
Robertet SA	28	34,533
Rothschild & Company	1,372	53,280
Rubis SCA	3,860	171,753
Savencia SA	372	31,251
SCOR SE (B)	6,780	215,842
SMCP SA (A)(D)	1,921	13,971
Societe BIC SA (B)	1,252	87,074
Societe pour l'Informatique Industrielle	438	15,415
SOITEC (A)	1,176	259,687
Solocal Group (A)(B)	6,121	13,180
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Somfy SA	326	$55,338
Sopra Steria Group SACA	705	135,653
SPIE SA	6,716	154,724
Stef SA	202	21,721
Synergie SE	557	21,628
Technicolor SA (A)	685	2,662
Television Francaise 1	3,803	38,507
Thermador Groupe	453	47,533
Tikehau Capital SCA	1,533	48,539
Trigano SA	463	95,734
Valeo SA	830	25,036
Vallourec SA (A)(B)	2,750	24,962
Valneva SE (A)(B)	2,831	37,325
Verallia SA (A)(D)	1,145	42,424
Vetoquinol SA	155	19,072
Vicat SA	987	47,736
VIEL & Cie SA	3,220	22,985
Vilmorin & Cie SA	614	40,819
Virbac SA	180	61,734
Wavestone (A)	331	15,705
		5,358,848
Gabon - 0.0%
Total Gabon	20	3,382
Georgia - 0.0%
Bank of Georgia Group PLC (A)	2,491	46,343
Georgia Capital PLC (A)	1,145	11,390
TBC Bank Group PLC (A)	239	3,838
		61,571
Germany - 6.2%
1&1 AG	2,192	67,100
7C Solarparken AG	3,210	15,267
Aareal Bank AG	2,902	67,044
Adesso SE	90	15,068
ADVA Optical Networking SE (A)	3,719	51,553
AIXTRON SE	4,181	113,379
Allgeier SE	498	14,174
Amadeus Fire AG	57	10,428
Atoss Software AG	218	48,232
Aurubis AG	1,823	169,205
Basler AG	162	20,054
BayWa AG	1,025	44,240
Bechtle AG	318	59,103
Bertrandt AG	394	26,360
Bijou Brigitte AG (A)	340	10,203
Bilfinger SE	1,781	53,335
Borussia Dortmund GmbH & Company KGaA (A)	3,564	26,301
CANCOM SE	1,836	111,115
CECONOMY AG (A)	8,144	39,810
CENIT AG	446	8,279
Cewe Stiftung & Company KGAA	268	41,518
Commerzbank AG (A)	30,403	215,912
CompuGroup Medical SE & Company KgaA	1,135	88,934
CropEnergies AG	1,544	19,820
CTS Eventim AG & Company KGaA (A)	2,245	140,237
Dermapharm Holding SE	524	41,791
Deutsche Beteiligungs AG	1,067	43,130
Deutsche EuroShop AG	2,527	59,956
Deutsche Lufthansa AG (A)(B)	3,811	42,857
Deutsche Pfandbriefbank AG (D)	7,700	76,227
Deutz AG (A)	7,260	58,775
DIC Asset AG	3,005	51,891
Dr. Hoenle AG	420	23,327

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Draegerwerk AG & Company KGaA	82	$7,627
Duerr AG	2,558	97,288
Eckert & Ziegler Strahlen- und Medizintechnik AG	653	74,678
Elmos Semiconductor SE	392	16,974
ElringKlinger AG (A)	2,576	45,910
Encavis AG (B)	2,727	51,589
Evotec SE (A)	2,541	115,269
Fielmann AG (A)	1,241	97,108
First Sensor AG	433	21,922
FlatexDEGIRO AG (A)	821	110,518
Fraport AG Frankfurt Airport Services Worldwide (A)	1,137	77,484
Freenet AG	6,277	148,412
FUCHS PETROLUB SE	1,085	42,145
GEA Group AG	7,088	287,206
Gerresheimer AG	1,515	167,570
GFT Technologies SE	961	24,456
GRENKE AG	500	21,945
H&R GmbH & Company KGaA (A)	1,324	12,741
Hamburger Hafen und Logistik AG	1,330	33,461
Heidelberger Druckmaschinen AG (A)	18,003	42,912
Hella GmbH & Company KGaA (A)(B)	1,867	127,963
HOCHTIEF AG	468	35,994
Hornbach Baumarkt AG	590	25,920
Hornbach Holding AG & Company KGaA	497	56,678
HUGO BOSS AG	3,312	180,400
Hypoport SE (A)	149	77,101
Indus Holding AG	975	38,617
Instone Real Estate Group AG (D)	2,299	69,219
IVU Traffic Technologies AG	728	16,704
Jenoptik AG	2,990	81,826
JOST Werke AG (D)	517	30,863
K+S AG (A)	8,850	120,642
Kloeckner & Company SE (A)	5,538	75,929
Koenig & Bauer AG (A)	912	30,449
Krones AG	775	69,297
KWS Saat SE & Company KGaA	607	49,973
LANXESS AG	4,346	298,261
Leifheit AG	437	24,285
Leoni AG (A)(B)	2,398	42,894
LPKF Laser & Electronics AG	1,100	32,066
Manz AG (A)(B)	233	17,904
Medigene AG (A)	760	3,558
Medios AG (A)	440	17,543
METRO AG	3,100	38,394
MLP SE	5,864	48,502
Nagarro SE (A)	498	61,132
New Work SE	128	40,247
Nexus AG	866	64,513
Nordex SE (A)	4,553	110,785
Norma Group SE	1,576	80,767
OHB SE	399	17,483
PATRIZIA AG	2,719	70,911
Pfeiffer Vacuum Technology AG	256	48,588
PNE AG	3,180	28,023
ProSiebenSat.1 Media SE	10,428	207,928
PSI Software AG	815	32,493
PVA TePla AG (A)	629	18,475
q.beyond AG (A)	6,549	14,870
Rheinmetall AG	2,219	219,266
SAF-Holland SE (A)	4,007	55,727
Salzgitter AG (A)	1,978	58,895
Schaltbau Holding AG (A)	373	16,379
Scout24 AG (D)	1,645	138,794
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Secunet Security Networks AG	53	$23,596
SGL Carbon SE (A)	3,072	29,478
Siltronic AG (B)	981	163,490
Sirius Real Estate, Ltd.	17,545	26,824
Sixt SE (A)	694	93,506
SMA Solar Technology AG	563	32,312
Software AG	2,610	117,418
STRATEC SE	407	56,841
Stroeer SE & Company KGaA	1,454	116,478
Suedzucker AG	3,535	56,617
SUESS MicroTec SE (A)	1,803	59,268
TAG Immobilien AG	7,456	236,329
Takkt AG	1,848	30,728
Technotrans SE	530	17,165
thyssenkrupp AG (A)	14,670	153,222
Traffic Systems SE	106	5,006
Varta AG (B)	624	96,222
VERBIO Vereinigte BioEnergie AG	1,482	75,034
Vossloh AG	859	43,310
Wacker Chemie AG	495	76,299
Wacker Neuson SE	2,039	58,714
Washtec AG	611	37,938
Westwing Group AG (A)	385	21,032
Wuestenrot & Wuerttembergische AG	1,566	35,876
Zeal Network SE	349	17,344
zooplus AG (A)	349	113,099
		8,061,244
Gibraltar - 0.1%
888 Holdings PLC	15,858	84,282
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	72
TT Hellenic Postbank SA (A)(C)	12,594	0
		72
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	4,994	2,097
Hong Kong - 2.5%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	16,822
Allied Group, Ltd.	120,000	48,818
APAC Resources, Ltd.	15,396	2,537
Apollo Future Mobility Group, Ltd. (A)	56,000	3,028
Asia Financial Holdings, Ltd.	14,000	6,726
ASM Pacific Technology, Ltd.	9,300	125,980
Associated International Hotels, Ltd.	28,000	49,056
Blue River Holdings, Ltd. (A)	74,400	3,680
BOE Varitronix, Ltd.	18,000	13,862
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,997
Burwill Holdings, Ltd. (A)(C)	292,000	2,670
Cafe de Coral Holdings, Ltd.	18,000	37,000
Cathay Pacific Airways, Ltd. (A)	28,000	23,660
Chen Hsong Holdings	10,000	3,563
Cheuk Nang Holdings, Ltd.	3,708	1,324
China Energy Development Holdings, Ltd. (A)	634,000	9,639
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	12,991
Chinese Estates Holdings, Ltd.	22,000	10,244
Chong Hing Bank, Ltd.	10,000	26,268
Chow Sang Sang Holdings International, Ltd.	22,000	38,068
Chuang's Consortium International, Ltd.	30,948	4,312

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CITIC Telecom International Holdings, Ltd.	59,000	$19,523
CMBC Capital Holdings, Ltd.	430,000	5,483
C-Mer Eye Care Holdings, Ltd.	18,000	23,115
Crystal International Group, Ltd. (D)	19,000	9,754
CSI Properties, Ltd.	245,066	8,199
Dah Sing Banking Group, Ltd.	18,000	19,852
Dah Sing Financial Holdings, Ltd.	6,520	22,273
Dynamic Holdings, Ltd.	8,000	14,417
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,233
Emperor Entertainment Hotel, Ltd.	40,000	5,822
Emperor International Holdings, Ltd.	97,333	14,215
Esprit Holdings, Ltd. (A)	176,850	17,310
Fairwood Holdings, Ltd.	3,500	8,119
Far East Consortium International, Ltd.	86,473	32,633
First Pacific Company, Ltd.	146,000	49,848
Giordano International, Ltd.	82,000	17,845
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
Great Eagle Holdings, Ltd.	10,197	34,630
G-Resources Group, Ltd. (A)	33,580	13,580
Guotai Junan International Holdings, Ltd.	207,000	33,038
Haitong International Securities Group, Ltd.	114,070	31,415
Hang Lung Group, Ltd.	31,000	79,072
Hanison Construction Holdings, Ltd.	27,441	4,421
Harbour Centre Development, Ltd.	38,000	41,584
HKBN, Ltd.	36,000	43,563
HKR International, Ltd.	51,920	24,647
Hong Kong Ferry Holdings Company, Ltd.	29,000	21,853
Hong Kong Television Network, Ltd. (A)	28,000	35,216
Hongkong Chinese, Ltd.	66,000	5,689
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,663
Hutchison Port Holdings Trust	161,400	36,398
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	15,764
Hysan Development Company, Ltd.	25,000	99,618
Johnson Electric Holdings, Ltd.	20,500	52,822
K Wah International Holdings, Ltd.	80,000	38,834
Kerry Logistics Network, Ltd.	24,000	72,817
Kerry Properties, Ltd.	28,500	93,979
Kingston Financial Group, Ltd.	38,000	2,636
Kowloon Development Company, Ltd.	22,000	25,974
Lai Sun Development Company, Ltd. (A)	15,320	12,258
Landing International Development, Ltd. (A)	75,600	2,433
Langham Hospitality Investments and Langham Hospitality Investments, Ltd. (A)	22,500	2,837
Lifestyle International Holdings, Ltd. (A)	25,000	19,171
Lippo China Resources, Ltd.	36,000	583
Liu Chong Hing Investment, Ltd.	16,000	17,174
Luk Fook Holdings International, Ltd.	15,000	51,780
Mandarin Oriental International, Ltd. (A)	8,000	16,031
Mason Group Holdings, Ltd. (A)	1,548,800	5,776
Melco International Development, Ltd. (A)	33,000	60,517
MH Development, Ltd. (A)(C)	16,000	2,390
Midland Holdings, Ltd. (A)	34,734	7,129
Miramar Hotel & Investment	15,000	29,583
Modern Dental Group, Ltd. (A)	20,000	18,544
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	3,822
NWS Holdings, Ltd.	52,000	55,317
Oshidori International Holdings, Ltd. (A)	204,000	13,643
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Pacific Basin Shipping, Ltd. (A)	258,000	$103,946
Pacific Century Premium Developments, Ltd. (A)	2,376	226
Pacific Textiles Holdings, Ltd.	42,000	25,268
Paliburg Holdings, Ltd. (A)	46,000	12,513
PCCW, Ltd.	156,590	82,012
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	38,632
Pico Far East Holdings, Ltd.	60,000	10,510
Public Financial Holdings, Ltd.	24,000	7,843
Regal Hotels International Holdings, Ltd. (A)	36,000	19,331
Regina Miracle International Holdings, Ltd. (D)	17,000	6,225
Shangri-La Asia, Ltd. (A)	46,000	45,027
Shenwan Hongyuan HK, Ltd.	20,000	2,599
Shun Tak Holdings, Ltd. (A)	80,250	25,813
Singamas Container Holdings, Ltd.	114,000	12,916
SITC International Holdings Company, Ltd.	51,000	213,126
SJM Holdings, Ltd. (A)	67,000	73,135
SmarTone Telecommunications Holdings, Ltd.	31,500	18,671
South China Holdings Company, Ltd. (A)	640,000	8,977
Stella International Holdings, Ltd. (A)	20,000	30,924
Summit Ascent Holdings, Ltd. (A)(B)	90,000	7,879
Sun Hung Kai & Company, Ltd.	45,000	24,147
SUNeVision Holdings, Ltd.	18,000	18,450
Tao Heung Holdings, Ltd.	14,000	1,839
Television Broadcasts, Ltd. (A)	19,100	18,191
Texhong Textile Group, Ltd.	4,000	6,464
Texwinca Holdings, Ltd.	60,000	13,289
The Bank of East Asia, Ltd.	10,200	18,942
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	33,566
The United Laboratories International Holdings, Ltd.	42,000	34,470
Theme International Holdings, Ltd. (A)	90,000	16,933
Town Health International Medical Group, Ltd. (A)	261,361	16,337
Tradelink Electronic Commerce, Ltd.	50,000	7,594
Transport International Holdings, Ltd.	11,721	22,896
Upbest Group, Ltd.	164,000	17,759
Value Partners Group, Ltd.	40,000	25,509
Vitasoy International Holdings, Ltd.	26,000	96,525
VSTECS Holdings, Ltd.	21,200	17,113
VTech Holdings, Ltd.	6,900	72,612
Wai Kee Holdings, Ltd.	24,000	12,847
Wealthking Investments, Ltd. (A)	32,000	3,137
Wing On Company International, Ltd.	4,000	9,170
Wing Tai Properties, Ltd.	70,000	41,972
Yue Yuen Industrial Holdings, Ltd. (A)	30,000	73,950
Yunfeng Financial Group, Ltd. (A)(B)	26,000	9,808
Zensun Enterprises, Ltd.	210,000	17,585
Zhaobangji Properties Holdings, Ltd. (A)	88,000	7,030
		3,242,795
Ireland - 0.8%
AIB Group PLC (A)	9,959	25,717
Bank of Ireland Group PLC (A)	1,999	10,727
Bank of Ireland Group PLC (London Stock Exchange) (A)	33,477	179,814
C&C Group PLC (A)	17,093	57,526
Cairn Homes PLC (A)	15,034	18,947
Cairn Homes PLC (London Stock Exchange) (A)	9,684	12,266

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
COSMO Pharmaceuticals NV (A)	254	$23,415
Dalata Hotel Group PLC (A)	6,155	28,049
FBD Holdings PLC (A)	778	8,340
Glanbia PLC	1,213	19,756
Glanbia PLC (London Stock Exchange)	7,811	127,221
Glenveagh Properties PLC (A)(D)	13,838	15,781
Grafton Group PLC	11,437	181,768
Greencore Group PLC (A)	23,830	41,429
Hostelworld Group PLC (A)(D)	3,065	4,625
Irish Continental Group PLC	5,309	27,229
Keywords Studios PLC (A)	877	30,264
Permanent TSB Group Holdings PLC (A)	5,786	8,793
UDG Healthcare PLC	11,802	174,650
		996,317
Isle of Man - 0.1%
Hansard Global PLC	6,816	5,421
Playtech PLC (A)	15,546	91,529
Strix Group PLC	6,042	26,358
		123,308
Israel - 1.5%
AFI Properties, Ltd. (A)	603	26,112
Africa Israel Residences, Ltd.	201	9,920
Airport City, Ltd. (A)	1,655	27,743
Allot, Ltd. (A)	2,103	41,183
Alrov Properties and Lodgings, Ltd. (A)	399	18,545
Ashtrom Group, Ltd.	2,084	47,319
AudioCodes, Ltd.	3,343	110,620
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	15,459
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	7,197
Blue Square Real Estate, Ltd.	215	16,507
Camtek, Ltd. (A)	1,035	39,362
Carasso Motors, Ltd.	2,020	10,321
Cellcom Israel, Ltd. (A)	2,791	12,143
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	39,068
Danel Adir Yeoshua, Ltd.	134	28,079
Delek Automotive Systems, Ltd.	1,858	24,435
Delek Group, Ltd. (A)	92	6,175
Delta Galil Industries, Ltd.	618	25,603
Electra Consumer Products 1970, Ltd.	445	25,592
Electra Real Estate, Ltd.	1,543	19,682
Electra, Ltd.	91	51,620
Enlight Renewable Energy, Ltd. (A)	25,384	54,461
Equital, Ltd. (A)	992	26,890
Evogene, Ltd. (A)	3,768	12,887
Fattal Holdings 1998, Ltd. (A)	137	13,017
Formula Systems 1985, Ltd.	549	49,239
Fox Wizel, Ltd.	488	55,935
Gav-Yam Lands Corp., Ltd.	5,000	47,864
Gilat Satellite Networks, Ltd.	1,452	14,714
Hadera Paper, Ltd.	244	18,188
Harel Insurance Investments & Financial Services, Ltd.	4,995	49,501
Hilan, Ltd.	803	38,729
IDI Insurance Company, Ltd.	440	14,723
Inrom Construction Industries, Ltd.	4,264	19,625
Isracard, Ltd. (A)	6,691	27,428
Israel Land Development - Urban Renewal, Ltd.	789	10,181
Isras Investment Company, Ltd.	142	32,739
Kamada, Ltd. (A)	1,616	9,481
Magic Software Enterprises, Ltd.	1,349	21,758
Malam - Team, Ltd.	476	16,325
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Matrix IT, Ltd.	2,095	$56,645
Maytronics, Ltd.	1,808	37,685
Mediterranean Towers, Ltd.	4,044	11,957
Mega Or Holdings, Ltd.	757	24,377
Mehadrin, Ltd. (A)	15	659
Menora Mivtachim Holdings, Ltd.	1,766	34,942
Migdal Insurance & Financial Holdings, Ltd. (A)	27,734	38,211
Mivne Real Estate KD, Ltd.	5,622	16,301
Mivtach Shamir Holdings, Ltd.	397	15,101
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	9,461
Nova Measuring Instruments, Ltd. (A)	610	62,727
Novolog, Ltd.	20,186	18,566
Oil Refineries, Ltd. (A)	102,102	26,319
One Software Technologies, Ltd.	1,700	25,497
OPC Energy, Ltd. (A)	1,963	19,169
Partner Communications Company, Ltd. (A)	6,688	30,629
Paz Oil Company, Ltd. (A)	525	64,452
Perion Network, Ltd. (A)	720	15,957
Plasson Industries, Ltd.	241	13,342
Plus500, Ltd.	4,106	75,898
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	29,538
Sano-Brunos Enterprises, Ltd.	145	14,192
Scope Metals Group, Ltd.	377	11,412
Shikun & Binui, Ltd. (A)	108	698
Shufersal, Ltd.	1,535	12,221
Summit Real Estate Holdings, Ltd. (A)	2,363	35,604
Tel Aviv Stock Exchange, Ltd. (B)	3,160	19,519
The Phoenix Holdings, Ltd.	5,097	47,655
YH Dimri Construction & Development, Ltd.	285	16,993
		1,922,097
Italy - 3.2%
A2A SpA	74,015	151,398
ACEA SpA	2,494	57,660
Anima Holding SpA (D)	14,880	74,052
Aquafil SpA (A)	969	7,633
Arnoldo Mondadori Editore SpA (A)	12,613	24,063
Ascopiave SpA	4,243	17,873
Avio SpA	877	12,951
Azimut Holding SpA	5,291	128,668
Banca Generali SpA (A)	2,509	107,186
Banca IFIS SpA	1,607	25,562
Banca Mediolanum SpA	3,386	32,977
Banca Popolare di Sondrio SCPA	20,545	89,258
Banca Profilo SpA	24,032	6,046
Banco BPM SpA	92,714	298,829
Banco di Desio e della Brianza SpA	2,610	9,788
BFF Bank SpA (D)	8,562	85,828
BPER Banca	48,081	104,828
Brembo SpA	1,217	15,423
Brunello Cucinelli SpA (A)	1,411	82,652
Buzzi Unicem SpA	4,670	124,065
Cairo Communication SpA	4,712	9,500
Carel Industries SpA (D)	416	10,001
Cementir Holding NV	4,165	42,515
Cerved Group SpA (A)	5,609	65,225
CIR SpA-Compagnie Industriali (A)	60,979	36,564
Credito Emiliano SpA	6,238	37,385
Danieli & C Officine Meccaniche SpA	788	20,797
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	36,511
De' Longhi SpA	2,476	107,924

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
DeA Capital SpA (A)	4,665	$7,203
doValue SpA (D)	1,965	21,635
ERG SpA	2,919	86,576
Esprinet SpA	3,554	62,467
Eurotech SpA (A)(B)	1,562	8,508
Fincantieri SpA (A)	18,635	16,841
Geox SpA (A)(B)	8,390	10,952
Gruppo MutuiOnline SpA	2,096	99,968
Hera SpA	41,143	170,090
Illimity Bank SpA (A)	1,649	23,026
IMMSI SpA (A)	6,756	4,303
Interpump Group SpA	1,427	84,664
Iren SpA	30,720	87,676
Italgas SpA	24,861	162,620
Italmobiliare SpA	1,039	37,538
Juventus Football Club SpA (A)(B)	30,558	26,182
Leonardo SpA (A)	10,796	87,354
Maire Tecnimont SpA	10,323	37,789
Mediaset SpA (A)	18,917	68,339
OVS SpA (A)(D)	9,134	17,328
Piaggio & C SpA	11,658	45,895
Pirelli & C. SpA (D)	17,419	101,292
Prima Industrie SpA (A)	178	4,660
Prysmian SpA	2,469	88,602
RAI Way SpA (D)	5,678	34,182
Reno de Medici SpA	15,969	25,994
Reply SpA	1,027	168,676
Sabaf SpA	338	10,344
Safilo Group SpA (A)	2,378	3,786
Saipem SpA (A)(B)	30,422	73,812
Salvatore Ferragamo SpA (A)	455	9,756
Saras SpA (A)	28,012	23,470
Sesa SpA (A)	391	65,457
Societa Cattolica Di Assicurazione SPA (A)	7,555	62,814
Sogefi SpA (A)	3,551	5,776
SOL SpA	2,802	56,528
Tamburi Investment Partners SpA	5,435	53,352
Technogym SpA (D)	5,419	69,240
Tinexta SpA	1,069	41,627
Tod's SpA (A)	590	40,109
Unieuro SpA (D)	707	20,484
Unipol Gruppo SpA	18,665	101,784
UnipolSai Assicurazioni SpA	9,024	26,216
Webuild SpA	14,544	38,630
Zignago Vetro SpA	1,669	33,279
		4,149,986
Japan - 22.1%
A&D Company, Ltd.	900	8,090
Access Company, Ltd. (A)	2,300	18,791
Achilles Corp.	1,000	12,254
Adastria Company, Ltd.	920	16,853
ADEKA Corp.	4,700	88,202
Ad-sol Nissin Corp.	800	16,810
Advan Company, Ltd.	1,000	8,417
Aeon Delight Company, Ltd.	800	25,072
Aeon Fantasy Company, Ltd.	400	8,047
AEON Financial Service Company, Ltd.	2,900	34,225
Aeon Hokkaido Corp.	1,800	18,359
Aeria, Inc. (B)	700	3,127
Ai Holdings Corp.	1,900	37,454
Aica Kogyo Company, Ltd.	1,000	35,141
Aichi Corp.	3,200	23,503
Aichi Steel Corp.	700	19,203
Aida Engineering, Ltd.	4,500	40,103
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aiful Corp.	15,500	$53,653
Ain Holdings, Inc.	1,100	68,541
Aiphone Company, Ltd.	600	11,056
Airport Facilities Company, Ltd.	1,200	6,372
Aisan Industry Company, Ltd.	2,500	19,861
Aizawa Securities Company, Ltd.	2,400	20,902
Akatsuki, Inc.	400	12,801
Akebono Brake Industry Company, Ltd. (A)	9,400	14,652
Albis Company, Ltd.	500	10,545
Alconix Corp.	1,600	21,108
Alpen Company, Ltd. (B)	1,100	29,334
Alps Alpine Company, Ltd.	9,700	102,656
Altech Corp.	1,100	19,224
Amano Corp.	2,200	55,635
Amuse, Inc.	400	8,489
Amvis Holdings, Inc.	300	17,357
Anest Iwata Corp.	1,800	16,395
Anicom Holdings, Inc.	3,700	29,661
Anritsu Corp.	1,500	27,940
AOI TYO Holdings, Inc.	1,200	9,692
AOKI Holdings, Inc.	3,100	18,594
Aoyama Trading Company, Ltd. (A)	2,500	17,413
Aozora Bank, Ltd. (B)	1,300	29,142
Arakawa Chemical Industries, Ltd.	1,400	15,067
Arata Corp.	700	27,184
Arcland Service Holdings Company, Ltd. (B)	1,000	19,757
Arcs Company, Ltd.	2,125	46,257
Arealink Company, Ltd.	500	6,002
Argo Graphics, Inc.	1,000	30,004
Arisawa Manufacturing Company, Ltd.	2,900	23,409
ARTERIA Networks Corp.	1,600	25,969
ArtSpark Holdings, Inc. (B)	3,200	24,037
Aruhi Corp.	1,800	23,158
As One Corp.	400	52,204
Asahi Company, Ltd.	800	10,321
Asahi Diamond Industrial Company, Ltd.	3,900	18,100
Asahi Holdings, Inc.	3,600	73,254
Asahi Yukizai Corp.	1,200	14,457
Asanuma Corp.	700	28,430
Asia Pile Holdings Corp.	3,300	13,950
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	14,202
ASKUL Corp.	2,000	31,180
Ateam, Inc.	800	10,939
Atom Corp. (B)	5,000	34,850
Atrae, Inc. (A)	600	11,626
Atsugi Company, Ltd. (A)	1,200	6,736
Autobacs Seven Company, Ltd.	3,000	39,956
Aval Data Corp.	600	21,200
Avant Corp.	900	13,359
Avex, Inc.	2,500	36,947
Axell Corp.	100	810
Axial Retailing, Inc.	800	27,010
Bando Chemical Industries, Ltd.	2,500	20,053
Bank of the Ryukyus, Ltd.	3,000	19,400
Belc Company, Ltd.	500	24,155
Bell System24 Holdings, Inc.	2,400	37,742
Belluna Company, Ltd.	3,300	28,981
Benesse Holdings, Inc.	3,700	91,889
BeNext-Yumeshin Group Company (B)	2,185	25,075
Bengo4.com, Inc. (A)	300	26,233
Bic Camera, Inc.	3,500	35,244
Biofermin Pharmaceutical Company, Ltd.	600	16,099

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
BML, Inc.	1,000	$34,063
Bourbon Corp.	500	10,234
Br. Holdings Corp.	2,300	9,832
BrainPad, Inc. (A)	300	13,229
Broadleaf Company, Ltd.	4,600	21,388
Bunka Shutter Company, Ltd.	5,000	49,918
Business Brain Showa-Ota, Inc.	700	11,187
C Uyemura & Company, Ltd.	800	34,159
Can Do Company, Ltd.	900	15,818
Canon Electronics, Inc.	1,700	26,269
Carenet, Inc.	300	22,135
Carlit Holdings Company, Ltd.	2,100	13,651
Cawachi, Ltd.	900	18,183
CellSource Company, Ltd. (A)	200	31,469
Central Glass Company, Ltd.	1,900	36,477
Central Security Patrols Company, Ltd.	700	19,506
Central Sports Company, Ltd.	600	13,106
Change, Inc. (A)	400	10,681
Charm Care Corp. KK	1,000	10,945
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	24,169
Chino Corp.	400	5,471
Chiyoda Company, Ltd.	800	6,371
Chiyoda Corp. (A)	9,100	36,182
Chiyoda Integre Company, Ltd.	800	12,824
Chofu Seisakusho Company, Ltd.	1,700	30,652
Chori Company, Ltd.	1,200	18,597
Chubu Shiryo Company, Ltd.	2,000	20,277
Chudenko Corp.	1,900	39,046
Chuetsu Pulp & Paper Company, Ltd. (A)	500	5,760
Chugai Ro Company, Ltd.	500	9,020
Chugoku Marine Paints, Ltd.	4,000	30,918
CI Takiron Corp.	3,000	15,775
Citizen Watch Company, Ltd.	16,000	59,096
CKD Corp.	2,400	50,440
Cleanup Corp.	2,100	10,173
CMIC Holdings Company, Ltd.	1,200	17,006
CMK Corp.	3,700	14,379
cocokara fine, Inc. (B)	840	62,764
COLOPL, Inc.	3,200	23,811
Computer Engineering & Consulting, Ltd.	1,800	25,683
Comture Corp.	1,000	21,285
CONEXIO Corp.	1,300	17,600
COOKPAD, Inc. (A)	2,700	6,096
Corona Corp.	300	2,486
Cosel Company, Ltd.	1,200	11,362
Cosmo Energy Holdings Company, Ltd.	2,900	66,572
Cota Company, Ltd.	484	6,282
CRE, Inc.	800	11,805
Create Restaurants Holdings, Inc. (A)	5,000	41,036
Create SD Holdings Company, Ltd.	1,700	50,410
Credit Saison Company, Ltd.	3,800	46,432
Cresco, Ltd.	800	13,718
CROOZ, Inc. (A)	600	10,925
CTS Company, Ltd.	1,900	14,490
Cybozu, Inc. (B)	900	19,072
Dai Nippon Toryo Company, Ltd.	1,200	9,099
Daibiru Corp.	3,400	42,927
Daicel Corp.	6,300	51,836
Dai-Dan Company, Ltd.	1,000	22,993
Daido Metal Company, Ltd.	1,900	10,239
Daido Steel Company, Ltd.	1,300	64,354
Daidoh, Ltd. (A)	2,000	3,185
Daihen Corp.	1,100	45,730
Daiho Corp.	800	28,978
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Jitsugyo Company, Ltd.	400	$15,420
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	30,218
Daiichikosho Company, Ltd.	1,300	49,934
Daiken Corp.	1,000	18,791
Daiken Medical Company, Ltd.	400	1,999
Daiki Aluminium Industry Company, Ltd.	3,000	30,228
Daikoku Denki Company, Ltd.	800	6,542
Daikokutenbussan Company, Ltd.	300	21,712
Daikyonishikawa Corp.	1,900	11,828
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,202
Daiseki Company, Ltd.	1,800	80,857
Daishi Hokuetsu Financial Group, Inc.	2,200	47,855
Daishinku Corp.	400	14,668
Daito Pharmaceutical Company, Ltd.	700	21,281
Daiwa Industries, Ltd.	2,000	18,664
Daiwabo Holdings Company, Ltd.	4,000	68,653
DCM Holdings Company, Ltd.	6,500	61,959
DeNA Company, Ltd.	1,600	34,107
Densan System Company, Ltd. (B)	700	19,021
Denyo Company, Ltd.	900	15,799
Dexerials Corp.	3,500	73,664
Digital Arts, Inc.	700	53,279
Digital Garage, Inc.	1,600	71,881
Digital Hearts Holdings Company, Ltd.	900	12,404
Digital Holdings, Inc.	600	12,129
Dip Corp.	1,500	46,242
DKK Company, Ltd.	1,000	19,959
DKS Company, Ltd.	400	11,671
DMG Mori Company, Ltd.	4,600	82,720
Doshisha Company, Ltd.	1,700	26,456
Doutor Nichires Holdings Company, Ltd.	2,300	35,532
Dowa Holdings Company, Ltd.	1,900	74,999
DTS Corp.	1,800	42,932
Duskin Company, Ltd.	2,100	47,949
DyDo Group Holdings, Inc.	700	31,404
Eagle Industry Company, Ltd.	2,200	22,281
Earth Corp.	800	46,481
Ebara Jitsugyo Company, Ltd.	800	22,285
Ebase Company, Ltd.	1,200	9,183
EDION Corp.	5,000	48,926
EF-ON, Inc.	1,500	13,471
eGuarantee, Inc.	1,300	27,377
E-Guardian, Inc.	900	22,870
Eiken Chemical Company, Ltd.	1,800	34,807
Eizo Corp.	800	35,696
Elan Corp.	2,800	32,240
Elecom Company, Ltd.	1,600	29,927
Electric Power Development Company, Ltd.	700	10,015
Elematec Corp.	1,400	16,510
Enigmo, Inc.	2,400	30,468
en-japan, Inc.	1,200	42,608
Enplas Corp.	600	19,984
EPS Holdings, Inc.	1,100	17,852
eRex Company, Ltd.	1,900	46,022
ESPEC Corp.	1,600	32,231
Exedy Corp.	1,900	27,874
FAN Communications, Inc.	2,000	7,126
FCC Company, Ltd.	2,200	32,038
Feed One Company, Ltd.	1,600	10,589
Ferrotec Holdings Corp.	1,600	48,950
FIDEA Holdings Company, Ltd.	21,400	23,129
Fields Corp.	1,500	6,514

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fixstars Corp.	2,000	$15,627
Foster Electric Company, Ltd.	2,100	18,518
France Bed Holdings Company, Ltd.	2,200	18,078
Fudo Tetra Corp.	1,080	17,202
Fuji Company, Ltd.	1,400	24,676
Fuji Corp.	2,100	48,103
Fuji Corp., Ltd.	1,300	7,562
Fuji Oil Company, Ltd.	4,400	10,528
Fuji Oil Holdings, Inc.	1,800	42,824
Fuji Pharma Company, Ltd.	1,400	14,524
Fuji Seal International, Inc.	2,100	44,097
Fuji Soft, Inc.	900	45,062
Fujibo Holdings, Inc.	700	24,410
Fujicco Company, Ltd.	1,500	25,776
Fujikura Kasei Company, Ltd.	2,000	9,381
Fujikura, Ltd. (A)	11,000	51,276
Fujimi, Inc.	500	22,768
Fujimori Kogyo Company, Ltd.	800	29,209
Fujisash Company, Ltd.	4,900	3,489
Fujitec Company, Ltd.	1,900	42,121
Fujiya Company, Ltd.	500	9,612
Fukuda Corp.	200	8,682
Fukuda Denshi Company, Ltd.	500	40,452
Fukui Computer Holdings, Inc.	300	11,335
Fukushima Galilei Company, Ltd.	500	20,088
Fukuyama Transporting Company, Ltd.	700	26,025
FULLCAST Holdings Company, Ltd.	1,000	20,778
Funai Soken Holdings, Inc.	1,800	39,035
Furukawa Company, Ltd.	1,900	21,365
Furukawa Electric Company, Ltd.	2,500	62,339
Furuno Electric Company, Ltd.	2,400	21,717
Furyu Corp.	1,300	16,460
Fuso Chemical Company, Ltd.	1,000	36,812
Fuso Pharmaceutical Industries, Ltd.	500	10,129
Futaba Corp.	1,600	11,194
Futaba Industrial Company, Ltd.	3,400	16,020
Future Corp.	1,200	21,668
Fuyo General Lease Company, Ltd.	900	56,908
G-7 Holdings, Inc.	1,000	30,382
Gakken Holdings Company, Ltd.	1,600	19,466
GCA Corp.	1,900	16,636
Gecoss Corp.	400	3,166
Genki Sushi Company, Ltd.	500	11,331
Geo Holdings Corp.	2,700	29,932
Giftee, Inc. (A)	600	19,071
GLOBERIDE, Inc.	600	24,185
Glory, Ltd.	2,100	43,615
GMO Financial Holdings, Inc.	1,600	12,575
GMO GlobalSign Holdings KK	500	21,074
GNI Group, Ltd. (A)(B)	2,100	39,524
Goldcrest Company, Ltd.	990	14,778
Golf Digest Online, Inc. (B)	800	11,563
Grace Technology, Inc.	1,700	24,560
Gree, Inc.	6,100	32,244
Gremz, Inc.	800	13,759
GS Yuasa Corp.	3,000	76,717
G-Tekt Corp.	1,200	16,725
Gumi, Inc. (B)	1,700	12,894
Gun-Ei Chemical Industry Company, Ltd.	400	8,843
GungHo Online Entertainment, Inc.	2,000	39,721
Gunze, Ltd.	800	33,319
H.U. Group Holdings, Inc.	2,200	56,768
H2O Retailing Corp.	4,900	39,855
Hagihara Industries, Inc.	800	10,230
Hagiwara Electric Holdings Company, Ltd.	500	10,773
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hakuto Company, Ltd.	1,300	$17,614
Halows Company, Ltd.	600	14,834
Hamakyorex Company, Ltd.	1,000	28,737
Hanwa Company, Ltd.	1,600	46,303
Happinet Corp.	1,000	13,287
Hazama Ando Corp.	10,090	74,281
Heiwa Corp.	2,700	47,806
Heiwa Real Estate Company, Ltd.	1,500	56,549
Heiwado Company, Ltd.	2,000	39,947
Hennge KK (A)	500	16,992
Hibiya Engineering, Ltd.	1,500	24,508
HI-LEX Corp.	600	9,000
Hinokiya Group Company, Ltd.	300	6,694
Hioki EE Corp.	500	27,294
Hirano Tecseed Company, Ltd.	1,100	25,210
Hirata Corp.	500	29,821
Hirogin Holdings, Inc.	11,300	59,731
Hiroshima Gas Company, Ltd.	4,900	16,878
Hisaka Works, Ltd.	2,000	14,591
Hitachi Zosen Corp.	9,000	58,066
Hochiki Corp.	600	6,340
Hodogaya Chemical Company, Ltd.	700	24,880
Hogy Medical Company, Ltd.	800	24,594
Hokkaido Electric Power Company, Inc.	11,100	50,317
Hokkaido Gas Company, Ltd.	600	8,348
Hokkan Holdings, Ltd.	1,000	12,592
Hokko Chemical Industry Company, Ltd.	700	6,123
Hokuetsu Corp.	7,900	41,177
Hokuetsu Industries Company, Ltd.	2,000	20,335
Hokuhoku Financial Group, Inc.	5,900	43,211
Hokuriku Electric Power Company	9,400	51,301
Hokuto Corp.	1,600	27,663
H-One Company, Ltd.	1,000	6,819
Honeys Holdings Company, Ltd.	1,350	12,337
Hoosiers Holdings	3,400	21,818
Hosiden Corp.	3,900	34,934
Hosokawa Micron Corp.	500	26,779
Ichibanya Company, Ltd.	800	36,620
Ichigo, Inc.	15,700	49,686
Ichikoh Industries, Ltd.	2,300	15,017
Ichinen Holdings Company, Ltd.	1,900	20,829
Ichiyoshi Securities Company, Ltd.	2,800	14,503
Icom, Inc.	500	10,782
Idec Corp.	1,600	30,225
IDOM, Inc.	3,900	22,934
Iino Kaiun Kaisha, Ltd.	7,300	28,839
IJTT Company, Ltd.	1,200	7,947
Ikegami Tsushinki Company, Ltd.	400	3,031
I'll, Inc.	1,100	14,106
Imasen Electric Industrial	500	3,169
Imuraya Group Company, Ltd.	300	6,276
Inaba Denki Sangyo Company, Ltd.	2,700	62,925
Inaba Seisakusho Company, Ltd.	200	2,722
Inabata & Company, Ltd.	2,000	30,837
Inageya Company, Ltd.	900	11,936
Ines Corp.	900	11,193
i-Net Corp.	900	11,514
Infocom Corp.	1,000	27,524
Infomart Corp.	8,700	71,398
Information Services International-Dentsu, Ltd.	1,400	57,681
Insource Company, Ltd.	600	12,900
Intage Holdings, Inc.	3,100	43,232
Internet Initiative Japan, Inc.	1,900	59,046
Inui Global Logistics Company, Ltd.	875	10,262

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
I-PEX, Inc.	500	$11,052
IR Japan Holdings, Ltd.	400	50,290
Iriso Electronics Company, Ltd.	1,000	48,444
Iseki & Company, Ltd. (A)	1,200	16,006
Ishihara Sangyo Kaisha, Ltd.	2,100	21,160
Itfor, Inc.	1,000	7,232
ITmedia, Inc.	900	16,259
Itochu Enex Company, Ltd.	3,800	33,851
Itochu-Shokuhin Company, Ltd.	300	14,281
Itoham Yonekyu Holdings, Inc.	5,100	32,847
Itoki Corp.	2,100	6,812
IwaiCosmo Holdings, Inc.	900	13,347
J Front Retailing Company, Ltd.	3,100	27,575
J Trust Company, Ltd.	4,900	16,304
JAC Recruitment Company, Ltd.	1,200	19,214
Jaccs Company, Ltd.	1,600	37,462
JAFCO Group Company, Ltd.	1,400	87,293
Jalux, Inc. (A)	500	8,245
Jamco Corp. (A)	500	4,976
Janome Sewing Machine Company, Ltd.	1,200	8,145
Japan Asset Marketing Company, Ltd. (A)	14,200	14,320
Japan Aviation Electronics Industry, Ltd.	3,000	52,980
Japan Cash Machine Company, Ltd. (A)	700	3,532
Japan Elevator Service Holdings Company, Ltd.	2,200	51,028
Japan Investment Adviser Company, Ltd.	1,000	13,479
Japan Lifeline Company, Ltd.	2,600	31,617
Japan Material Company, Ltd.	3,700	44,984
Japan Medical Dynamic Marketing, Inc.	900	17,686
Japan Petroleum Exploration Company, Ltd.	2,000	36,053
Japan Property Management Center Company, Ltd. (B)	800	9,486
Japan Pulp & Paper Company, Ltd.	600	19,087
Japan Securities Finance Company, Ltd.	5,500	40,120
Japan Transcity Corp.	3,100	14,969
Jastec Company, Ltd.	400	4,671
JBCC Holdings, Inc.	1,200	15,771
JCU Corp.	1,300	41,884
Jeol, Ltd.	1,300	75,917
JGC Holdings Corp.	1,100	10,249
Jimoto Holdings, Inc.	980	5,661
JINS Holdings, Inc.	800	61,237
JM Holdings Company, Ltd.	600	11,900
JMS Company, Ltd.	500	3,720
J-Oil Mills, Inc.	1,200	20,311
Joshin Denki Company, Ltd.	1,100	26,650
Joyful Honda Company, Ltd.	1,900	23,202
JSB Company, Ltd.	400	14,007
JSP Corp.	800	11,498
JTOWER, Inc. (A)	400	20,226
Juki Corp.	1,400	10,000
JVCKenwood Corp.	9,070	19,382
K&O Energy Group, Inc.	800	9,511
Kadokawa Corp.	936	38,015
Kaga Electronics Company, Ltd.	1,100	29,464
Kagome Company, Ltd.	1,200	31,691
Kaken Pharmaceutical Company, Ltd.	1,300	55,783
Kameda Seika Company, Ltd.	700	27,916
Kamei Corp.	2,000	20,256
Kamigumi Company, Ltd.	1,800	36,529
Kanaden Corp.	1,100	10,390
Kanagawa Chuo Kotsu Company, Ltd.	700	22,366
Kanamic Network Company, Ltd.	600	3,544
Kanamoto Company, Ltd.	1,900	43,884
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kandenko Company, Ltd.	4,700	$36,715
Kaneka Corp.	1,600	64,555
Kanematsu Corp.	3,500	46,610
Kanematsu Electronics, Ltd.	700	22,626
Kanto Denka Kogyo Company, Ltd.	2,000	17,859
Kasai Kogyo Company, Ltd. (A)	1,000	3,604
Katakura Industries Company, Ltd.	1,700	22,808
Katitas Company, Ltd.	2,100	59,041
Kato Sangyo Company, Ltd.	1,100	33,547
Kato Works Company, Ltd.	400	3,539
Kawada Technologies, Inc.	200	6,323
Kawasaki Kisen Kaisha, Ltd. (A)	1,100	39,576
KeePer Technical Laboratory Company, Ltd.	500	13,046
Keihanshin Building Company, Ltd.	2,000	24,515
Keiyo Company, Ltd.	3,400	24,023
Kenko Mayonnaise Company, Ltd.	900	12,877
KFC Holdings Japan, Ltd.	1,500	38,137
KH Neochem Company, Ltd.	900	20,908
Kimoto Company, Ltd.	3,000	7,429
Kintetsu Department Store Company, Ltd. (A)	400	11,013
Kintetsu World Express, Inc.	1,600	33,711
Kissei Pharmaceutical Company, Ltd.	1,100	21,377
Ki-Star Real Estate Company, Ltd.	600	28,559
Kitanotatsujin Corp.	3,300	14,646
Kitz Corp.	4,600	31,273
KLab, Inc. (A)	2,100	13,102
Koa Corp.	1,700	26,466
Koatsu Gas Kogyo Company, Ltd.	3,000	17,620
Kobe Electric Railway Company, Ltd. (A)	300	9,323
Kobe Steel, Ltd.	13,000	83,503
Kohnan Shoji Company, Ltd.	1,200	41,396
Kojima Company, Ltd.	3,000	20,505
Kokuyo Company, Ltd. (B)	2,800	43,778
Komatsu Matere Company, Ltd.	2,000	16,240
KOMEDA Holdings Company, Ltd.	2,600	48,423
Komeri Company, Ltd.	1,500	35,361
Komori Corp.	3,700	27,145
Kondotec, Inc.	1,300	11,760
Konica Minolta, Inc.	9,600	53,186
Konishi Company, Ltd.	2,200	32,012
Konoike Transport Company, Ltd.	2,600	28,417
Krosaki Harima Corp.	400	15,499
Kumagai Gumi Company, Ltd.	1,800	45,427
Kumiai Chemical Industry Company, Ltd.	2,000	15,343
Kurabo Industries, Ltd.	1,600	27,372
Kureha Corp.	800	46,332
Kurimoto, Ltd.	1,000	14,885
Kusuri no Aoki Holdings Company, Ltd.	700	50,908
KYB Corp. (A)	1,000	33,828
Kyodo Printing Company, Ltd.	500	11,937
Kyoei Steel, Ltd.	1,800	23,413
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	32,721
Kyokuto Securities Company, Ltd.	2,300	16,793
Kyokuyo Company, Ltd.	700	18,247
KYORIN Holdings, Inc.	1,900	31,049
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,601
Kyudenko Corp.	1,700	54,712
Kyushu Financial Group, Inc.	13,800	48,816
LAC Company, Ltd.	1,400	13,176
Lacto Japan Company, Ltd.	800	20,143
LEC, Inc.	1,600	16,262
Life Corp.	800	25,382

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
LIFULL Company, Ltd.	3,800	$12,112
Link And Motivation, Inc. (B)	2,300	16,180
Lintec Corp.	1,900	41,194
Litalico, Inc.	300	15,473
Locondo, Inc.	400	6,821
M&A Capital Partners Company, Ltd. (A)	600	29,257
Macnica Fuji Electronics Holdings, Inc.	2,650	63,645
Macromill, Inc.	2,300	17,680
Maeda Corp.	5,100	44,242
Maeda Kosen Company, Ltd.	1,100	34,532
Maeda Road Construction Company, Ltd.	600	11,808
Maezawa Kasei Industries Company, Ltd. (B)	1,100	12,088
Maezawa Kyuso Industries Company, Ltd.	1,800	16,704
Makino Milling Machine Company, Ltd.	1,200	48,432
Management Solutions Company, Ltd. (A)	1,300	32,706
Mandom Corp.	700	13,043
Mani, Inc.	3,200	73,374
MarkLines Company, Ltd.	400	10,520
Mars Group Holdings Corp.	700	10,250
Marubun Corp.	200	1,133
Marudai Food Company, Ltd.	1,600	24,459
Maruha Nichiro Corp.	1,500	31,940
Maruichi Steel Tube, Ltd.	2,200	51,722
Marusan Securities Company, Ltd.	4,700	25,534
Maruwa Company, Ltd.	300	30,209
Maruwa Unyu Kikan Company, Ltd.	1,100	15,605
Maruzen Company, Ltd.	800	15,767
Maruzen Showa Unyu Company, Ltd.	800	24,047
Marvelous, Inc.	1,400	9,949
Matsuda Sangyo Company, Ltd.	1,400	27,038
Matsui Securities Company, Ltd.	4,900	35,711
Max Company, Ltd.	2,000	32,817
Maxell Holdings, Ltd. (A)	2,200	24,597
Maxvalu Tokai Company, Ltd.	1,100	24,519
MCJ Company, Ltd.	3,200	35,713
MEC Company, Ltd.	1,500	43,604
Media Do Company, Ltd. (B)	600	24,639
Medical Data Vision Company, Ltd.	1,700	33,691
Medikit Company, Ltd.	500	14,193
MedPeer, Inc. (A)	600	23,793
Megachips Corp.	1,100	31,486
Megmilk Snow Brand Company, Ltd.	1,800	34,261
Meidensha Corp.	1,800	35,774
Meiko Electronics Company, Ltd.	1,200	35,244
Meiko Network Japan Company, Ltd.	1,100	5,723
Meisei Industrial Company, Ltd.	3,000	19,775
Meitec Corp.	1,300	70,384
Meito Sangyo Company, Ltd.	900	12,653
Melco Holdings, Inc.	500	23,846
Members Company, Ltd.	400	12,207
Menicon Company, Ltd.	1,100	77,059
METAWATER Company, Ltd.	1,600	30,420
Micronics Japan Company, Ltd.	2,100	29,142
Midac Company, Ltd.	1,000	33,768
Mie Kotsu Group Holdings, Inc.	3,700	15,594
Milbon Company, Ltd.	1,112	62,857
Mimasu Semiconductor Industry Company, Ltd.	1,400	34,442
Ministop Company, Ltd.	1,100	14,025
Mirait Holdings Corp.	4,240	75,194
Miroku Jyoho Service Company, Ltd.	700	10,051
Mitani Corp.	500	31,198
Mitani Sekisan Company, Ltd.	600	22,770
Mito Securities Company, Ltd. (B)	6,300	16,661
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsuba Corp. (A)	2,300	$16,986
Mitsubishi Logisnext Company, Ltd.	1,000	9,179
Mitsubishi Paper Mills, Ltd. (A)	2,600	8,452
Mitsubishi Pencil Company, Ltd.	1,500	19,442
Mitsubishi Research Institute, Inc.	500	17,793
Mitsubishi Shokuhin Company, Ltd.	600	15,188
Mitsubishi Steel Manufacturing Company, Ltd. (A)	1,000	7,952
Mitsuboshi Belting, Ltd.	1,000	15,780
Mitsui DM Sugar Holdings Company, Ltd.	1,000	16,808
Mitsui E&S Holdings Company, Ltd. (A)	4,600	21,494
Mitsui High-Tec, Inc.	900	51,577
Mitsui Matsushima Holdings Company, Ltd.	1,000	8,973
Mitsui Mining & Smelting Company, Ltd.	2,500	69,363
Mitsui-Soko Holdings Company, Ltd.	2,200	50,003
Mitsuuroko Group Holdings Company, Ltd.	3,200	34,057
Mixi, Inc.	1,800	47,508
Mizuho Leasing Company, Ltd.	1,400	47,162
Mizuno Corp.	1,400	29,788
Mochida Pharmaceutical Company, Ltd.	900	29,552
Modec, Inc.	1,700	31,481
Monex Group, Inc.	8,000	53,858
Morinaga & Company, Ltd.	1,700	54,369
Morinaga Milk Industry Company, Ltd.	900	46,907
Morita Holdings Corp.	2,200	31,755
MrMax Holdings, Ltd.	1,700	10,007
m-up Holdings, Inc.	500	15,594
Musashi Seimitsu Industry Company, Ltd.	2,600	57,889
Nachi-Fujikoshi Corp.	600	21,106
Nafco Company, Ltd.	1,100	19,857
Nagaileben Company, Ltd.	1,000	24,094
Nagase & Company, Ltd.	3,600	53,813
Nagatanien Holdings Company, Ltd.	1,000	19,246
Nagawa Company, Ltd.	300	23,224
Nakamuraya Company, Ltd.	300	10,254
Nakanishi, Inc.	1,300	28,463
Nakayama Steel Works, Ltd.	1,100	3,996
Namura Shipbuilding Company, Ltd. (A)	3,252	5,331
Nankai Electric Railway Company, Ltd.	2,100	44,915
Natori Company, Ltd.	700	11,885
NEC Capital Solutions, Ltd.	800	15,507
NEC Networks & System Integration Corp.	2,200	34,736
Neturen Company, Ltd.	2,300	11,593
Nextage Company, Ltd.	2,300	39,048
NHK Spring Company, Ltd.	9,100	74,906
Nice Corp.	600	11,055
Nichias Corp.	2,400	60,494
Nichiban Company, Ltd.	700	11,089
Nichicon Corp.	3,400	36,524
Nichiden Corp.	600	11,645
Nichiha Corp.	1,200	30,552
Nichi-iko Pharmaceutical Company, Ltd.	3,100	24,775
Nichireki Company, Ltd.	2,000	23,527
Nichirin Company, Ltd.	1,040	15,181
Nihon Chouzai Company, Ltd.	800	11,266
Nihon Flush Company, Ltd.	1,000	11,279
Nihon House Holdings Company, Ltd.	1,000	3,594
Nihon Kagaku Sangyo Company, Ltd.	1,000	11,615
Nihon Nohyaku Company, Ltd.	4,000	18,137
Nihon Parkerizing Company, Ltd.	3,900	39,072
Nihon Tokushu Toryo Company, Ltd.	1,000	9,816
Nikkiso Company, Ltd.	2,100	21,167

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nikkon Holdings Company, Ltd.	2,900	$63,255
Nippn Corp.	2,700	38,122
Nippon Air Conditioning Services Company, Ltd.	1,600	10,288
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,667
Nippon Carbon Company, Ltd.	500	18,857
Nippon Chemical Industrial Company, Ltd.	700	19,085
Nippon Chemi-Con Corp. (A)	1,100	26,472
Nippon Coke & Engineering Company, Ltd.	18,000	16,528
Nippon Commercial Development Company, Ltd. (B)	1,100	17,235
Nippon Concrete Industries Company, Ltd.	2,600	7,623
Nippon Denko Company, Ltd.	6,530	18,078
Nippon Densetsu Kogyo Company, Ltd.	2,100	34,100
Nippon Electric Glass Company, Ltd.	3,400	79,840
Nippon Fine Chemical Company, Ltd.	800	10,806
Nippon Gas Company, Ltd.	5,400	91,943
Nippon Hume Corp.	2,000	12,950
Nippon Kanzai Company, Ltd.	400	8,969
Nippon Kayaku Company, Ltd.	3,300	31,208
Nippon Kodoshi Corp. (B)	800	26,438
Nippon Koei Company, Ltd.	1,000	27,789
Nippon Light Metal Holdings Company, Ltd.	2,820	47,375
Nippon Paper Industries Company, Ltd.	3,600	40,382
Nippon Parking Development Company, Ltd.	8,400	12,776
Nippon Pillar Packing Company, Ltd.	1,500	29,952
Nippon Rietec Company, Ltd.	300	4,551
Nippon Seiki Company, Ltd.	3,000	32,015
Nippon Sharyo, Ltd.	600	11,353
Nippon Shokubai Company, Ltd.	200	9,639
Nippon Signal Company, Ltd.	3,000	24,743
Nippon Soda Company, Ltd.	1,200	34,766
Nippon Steel Trading Corp.	972	38,228
Nippon Suisan Kaisha, Ltd.	13,000	61,994
Nippon Thompson Company, Ltd.	4,700	25,637
Nippon Yakin Kogyo Company, Ltd.	1,000	20,472
Nipro Corp.	6,000	70,885
Nishikawa Rubber Company, Ltd.	800	10,280
Nishimatsu Construction Company, Ltd.	2,300	71,710
Nishimatsuya Chain Company, Ltd.	1,600	21,709
Nishi-Nippon Financial Holdings, Inc.	7,000	39,994
Nishi-Nippon Railroad Company, Ltd.	3,000	72,730
Nishio Rent All Company, Ltd.	800	22,332
Nissan Shatai Company, Ltd.	3,400	21,942
Nissei ASB Machine Company, Ltd.	500	22,229
Nissei Plastic Industrial Company, Ltd.	1,600	20,091
Nissha Company, Ltd.	2,300	34,623
Nisshinbo Holdings, Inc.	6,168	53,414
Nissin Corp.	1,400	18,448
Nissin Electric Company, Ltd.	3,400	42,944
Nissin Sugar Company, Ltd.	1,100	16,825
Nisso Corp.	2,400	17,897
Nitta Corp.	1,300	30,381
Nittan Valve Company, Ltd.	1,200	3,159
Nittetsu Mining Company, Ltd.	300	15,524
Nitto Boseki Company, Ltd.	800	24,683
Nitto Kogyo Corp.	1,600	26,252
Nitto Kohki Company, Ltd.	1,000	16,229
Nitto Seiko Company, Ltd.	1,700	8,638
Noevir Holdings Company, Ltd.	800	40,625
Nohmi Bosai, Ltd.	1,300	24,518
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nojima Corp.	1,600	$39,530
NOK Corp.	2,900	36,080
Nomura Company, Ltd.	3,000	25,792
Nomura Micro Science Company, Ltd.	600	23,140
Noritake Company, Ltd.	700	26,592
Noritsu Koki Company, Ltd.	1,000	21,387
Noritz Corp.	2,100	35,153
North Pacific Bank, Ltd.	12,900	27,462
NS Tool Company, Ltd.	800	10,526
NS United Kaiun Kaisha, Ltd.	800	17,426
NSD Company, Ltd.	3,000	50,122
NTN Corp. (A)	18,400	48,098
Obara Group, Inc. (B)	600	20,581
Ohsho Food Service Corp.	700	35,291
Oiles Corp.	1,380	19,214
Oisix ra daichi, Inc. (A)	1,200	43,955
Okabe Company, Ltd.	2,600	15,086
Okamoto Industries, Inc.	600	22,150
Okamura Corp.	3,700	50,149
Okasan Securities Group, Inc.	7,000	26,173
Oki Electric Industry Company, Ltd.	4,700	43,025
Okinawa Cellular Telephone Company	400	18,476
OKUMA Corp.	1,100	53,891
Okumura Corp.	1,600	42,075
Okura Industrial Company, Ltd.	800	18,016
Okuwa Company, Ltd.	1,000	9,802
Onoken Company, Ltd.	1,500	17,151
Onward Holdings Company, Ltd.	7,100	21,452
Optim Corp. (A)	700	14,274
Optorun Company, Ltd.	1,100	24,427
Organo Corp.	600	33,600
Orient Corp.	17,800	23,443
Oriental Shiraishi Corp. (A)	7,600	19,018
Origin Company, Ltd.	600	7,500
Oro Company, Ltd.	700	24,826
Osaka Organic Chemical Industry, Ltd.	800	31,577
Osaka Soda Company, Ltd.	800	17,536
Osaka Steel Company, Ltd.	700	7,041
OSAKA Titanium Technologies Company, Ltd. (A)	800	5,703
Osaki Electric Company, Ltd.	3,000	16,406
OSG Corp.	3,300	57,280
Outsourcing, Inc.	5,800	105,306
OYO Corp.	1,300	14,604
Pacific Industrial Company, Ltd.	3,000	32,298
Pacific Metals Company, Ltd.	1,100	16,831
PAL GROUP Holdings Company, Ltd.	1,400	21,831
Paramount Bed Holdings Company, Ltd.	1,600	28,487
Paris Miki Holdings, Inc.	1,100	2,650
Pasona Group, Inc.	1,300	25,237
PC Depot Corp. (B)	1,700	7,312
Penta-Ocean Construction Company, Ltd.	12,400	86,406
Pickles Corp.	400	12,683
Pilot Corp.	1,200	40,721
Piolax, Inc.	2,100	28,901
Plenus Company, Ltd. (A)	900	16,465
Poletowin Pitcrew Holdings, Inc.	2,000	19,647
Precision System Science Company, Ltd. (A)	500	3,740
Premium Group Company, Ltd.	800	25,310
Premium Water Holdings, Inc. (A)	400	13,120
Press Kogyo Company, Ltd.	7,000	21,880
Pressance Corp.	700	9,400
Prestige International, Inc.	5,000	31,575
Prima Meat Packers, Ltd.	1,500	40,570

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pronexus, Inc.	600	$5,522
Prospect Company, Ltd. (A)	33,000	8,897
Proto Corp.	400	4,732
PS Mitsubishi Construction Company, Ltd.	2,600	14,452
Punch Industry Company, Ltd.	1,300	8,344
Qol Holdings Company, Ltd.	1,400	19,585
Raccoon Holdings, Inc.	800	16,451
Raito Kogyo Company, Ltd.	2,400	39,036
Raiznext Corp.	3,300	34,359
Raysum Company, Ltd.	1,600	11,989
Relia, Inc.	2,100	25,627
Renaissance, Inc.	500	5,506
Rengo Company, Ltd.	4,000	33,339
RENOVA, Inc. (A)	700	27,535
Resorttrust, Inc.	3,700	60,399
Restar Holdings Corp.	1,600	27,176
Retail Partners Company, Ltd.	300	3,171
Rheon Automatic Machinery Company, Ltd.	1,500	19,433
Ricoh Leasing Company, Ltd.	800	24,805
Riken Corp.	600	13,788
Riken Keiki Company, Ltd.	400	9,550
Riken Technos Corp.	3,000	16,614
Riken Vitamin Company, Ltd.	1,400	19,616
Rion Company, Ltd.	500	13,157
Riso Kagaku Corp.	500	8,001
Riso Kyoiku Company, Ltd.	9,300	27,806
Rock Field Company, Ltd.	1,000	13,280
Rokko Butter Company, Ltd.	600	8,399
Roland DG Corp.	900	21,612
Rorze Corp.	400	35,084
RS Technologies Company, Ltd.	400	23,515
Ryobi, Ltd.	1,400	19,574
Ryoden Corp.	1,500	21,974
Ryosan Company, Ltd.	1,500	27,250
Ryoyo Electro Corp.	500	11,676
S Foods, Inc.	900	26,668
S&B Foods, Inc.	600	24,800
Sac's Bar Holdings, Inc.	600	3,367
Saibu Gas Holdings Company, Ltd.	1,500	32,923
Saint-Care Holding Corp.	1,900	18,109
Saizeriya Company, Ltd.	1,100	26,421
Sakai Chemical Industry Company, Ltd.	1,400	23,354
Sakai Moving Service Company, Ltd.	500	25,892
Sakata INX Corp.	3,100	28,239
Sakata Seed Corp.	200	6,566
Sala Corp.	3,000	15,655
SAMTY Company, Ltd.	1,600	30,683
San ju San Financial Group, Inc.	1,700	20,692
San-A Company, Ltd.	900	34,227
San-Ai Oil Company, Ltd.	3,500	40,648
Sangetsu Corp.	2,100	29,296
Sanken Electric Company, Ltd. (A)	400	19,897
Sanki Engineering Company, Ltd.	2,000	25,342
Sankyo Company, Ltd.	1,900	48,586
Sankyo Seiko Company, Ltd.	3,200	15,669
Sankyo Tateyama, Inc.	2,500	19,280
Sanoh Industrial Company, Ltd.	1,900	20,017
Sansan, Inc. (A)	600	52,746
Sanshin Electronics Company, Ltd. (B)	700	13,650
Sanyo Chemical Industries, Ltd.	600	29,273
Sanyo Denki Company, Ltd.	400	27,644
Sanyo Electric Railway Company, Ltd.	1,600	27,283
Sanyo Shokai, Ltd. (A)	700	5,943
Sanyo Special Steel Company, Ltd. (A)	1,400	20,324
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sapporo Holdings, Ltd.	2,700	$56,309
Sato Holdings Corp.	1,700	41,713
Sawada Holdings Company, Ltd.	1,000	8,990
Sawai Group Holdings Company, Ltd.	1,800	80,309
SBS Holdings, Inc.	900	27,002
Seika Corp.	500	7,207
Seikagaku Corp.	1,700	16,523
Seikitokyu Kogyo Company, Ltd.	1,600	12,245
Seiko Holdings Corp.	1,400	27,938
Seiren Company, Ltd.	2,700	53,239
Sekisui Jushi Corp.	1,600	30,505
Sekisui Kasei Company, Ltd.	2,500	13,598
Senko Group Holdings Company, Ltd.	4,700	45,927
Senshu Electric Company, Ltd.	500	17,479
Senshu Ikeda Holdings, Inc.	17,200	24,621
Senshukai Company, Ltd. (B)	3,300	11,279
Septeni Holdings Company, Ltd.	4,800	21,167
Seven Bank, Ltd.	28,000	59,525
Shibaura Electronics Company, Ltd.	500	24,639
Shibaura Machine Company, Ltd.	1,600	35,238
Shibaura Mechatronics Corp.	300	21,985
Shibuya Corp.	800	22,404
Shikibo, Ltd.	1,100	9,336
Shikoku Chemicals Corp.	3,000	35,385
Shikoku Electric Power Company, Inc.	5,600	38,144
Shima Seiki Manufacturing, Ltd.	1,200	20,567
Shinagawa Refractories Company, Ltd.	600	20,308
Shindengen Electric Manufacturing Company, Ltd. (A)	500	21,181
Shin-Etsu Polymer Company, Ltd.	3,000	27,733
Shinko Shoji Company, Ltd.	1,900	13,282
Shinmaywa Industries, Ltd.	2,400	20,734
Shinnihon Corp.	2,500	18,918
Shinoken Group Company, Ltd.	2,000	21,921
Shinwa Company, Ltd.	700	13,800
Ship Healthcare Holdings, Inc.	900	21,029
Shizuoka Gas Company, Ltd.	4,500	40,404
Shoei Company, Ltd.	1,200	45,322
Shoei Foods Corp.	700	23,623
Shofu, Inc.	600	10,670
Showa Sangyo Company, Ltd.	1,000	26,909
SIGMAXYZ, Inc.	900	19,177
Siix Corp.	1,600	20,434
Sinanen Holdings Company, Ltd.	800	21,908
Sinfonia Technology Company, Ltd.	1,600	17,981
Sinko Industries, Ltd.	1,500	25,320
Sintokogio, Ltd.	3,400	25,163
SKY Perfect JSAT Holdings, Inc.	7,800	28,459
Smaregi, Inc. (A)	200	12,051
SMK Corp.	300	6,657
SMS Company, Ltd.	2,400	71,718
Sodick Company, Ltd.	2,400	22,042
Softcreate Holdings Corp.	700	16,017
Software Service, Inc.	200	18,718
Soken Chemical & Engineering Company, Ltd.	800	14,325
Solasto Corp.	3,200	40,551
Sotetsu Holdings, Inc.	3,600	71,065
Sourcenext Corp.	3,600	10,292
Space Value Holdings Company, Ltd. (A)	2,000	12,923
Sparx Group Company, Ltd.	7,400	17,021
S-Pool, Inc.	5,000	45,042
SRA Holdings	600	14,413
St. Marc Holdings Company, Ltd.	800	11,476
Star Mica Holdings Company, Ltd.	1,100	11,871

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Star Micronics Company, Ltd.	2,300	$34,996
Starts Corp., Inc.	1,900	48,565
Starzen Company, Ltd.	600	11,374
Stella Chemifa Corp.	800	20,751
Strike Company, Ltd.	700	27,901
Studio Alice Company, Ltd.	900	19,998
Sugimoto & Company, Ltd.	700	14,182
Sumida Corp.	1,600	17,401
Suminoe Textile Company, Ltd.	500	9,182
Sumitomo Bakelite Company, Ltd.	1,200	53,093
Sumitomo Densetsu Company, Ltd.	1,300	26,763
Sumitomo Mitsui Construction Company, Ltd.	6,000	25,505
Sumitomo Osaka Cement Company, Ltd.	1,500	40,867
Sumitomo Riko Company, Ltd.	2,400	15,644
Sumitomo Seika Chemicals Company, Ltd.	500	16,191
Sun Frontier Fudousan Company, Ltd.	2,200	20,698
Suruga Bank, Ltd.	4,200	12,593
SWCC Showa Holdings Company, Ltd.	2,400	37,975
Systena Corp.	2,700	51,640
Syuppin Company, Ltd.	1,200	12,154
T Hasegawa Company, Ltd.	1,600	35,431
T RAD Company, Ltd.	500	12,015
T&K Toka Company, Ltd.	1,600	12,213
Tachibana Eletech Company, Ltd.	1,360	17,605
Tachi-S Company, Ltd.	2,400	32,222
Tadano, Ltd.	5,000	52,157
Taihei Dengyo Kaisha, Ltd.	1,000	23,538
Taiho Kogyo Company, Ltd.	1,200	10,606
Taikisha, Ltd.	900	26,858
Taiko Pharmaceutical Company, Ltd. (B)	1,200	10,997
Taisei Lamick Company, Ltd.	500	12,118
Taiyo Holdings Company, Ltd.	1,000	47,268
Takamatsu Construction Group Company, Ltd.	1,000	18,193
Takaoka Toko Company, Ltd.	700	8,548
Takara Leben Company, Ltd.	6,300	19,041
Takara Standard Company, Ltd.	2,200	30,125
Takasago International Corp.	1,200	29,206
Takasago Thermal Engineering Company, Ltd.	1,700	28,368
Takashimaya Company, Ltd.	5,600	61,052
Take And Give Needs Company, Ltd. (A)	200	1,773
Takeei Corp.	700	9,889
Takeuchi Manufacturing Company, Ltd.	1,600	39,861
Takihyo Company, Ltd.	600	10,066
Takuma Company, Ltd.	3,000	45,333
Tama Home Company, Ltd.	1,000	20,611
Tamron Company, Ltd.	1,500	32,919
Tamura Corp. (B)	6,000	45,033
Tanseisha Company, Ltd.	1,100	8,779
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	20,816
Tayca Corp.	1,500	17,335
TDC Soft, Inc.	1,200	10,781
TechMatrix Corp.	1,400	23,149
Techno Horizon Company, Ltd.	1,400	21,541
Teikoku Electric Manufacturing Company, Ltd.	1,700	19,430
Teikoku Sen-I Company, Ltd.	1,200	22,599
Tekken Corp.	800	13,289
Tenma Corp.	1,000	23,086
T-Gaia Corp.	900	15,821
The 77 Bank, Ltd.	2,800	30,805
The Aichi Bank, Ltd.	600	14,961
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Akita Bank, Ltd.	1,100	$13,824
The Aomori Bank, Ltd.	1,700	31,421
The Awa Bank, Ltd.	2,200	39,840
The Bank of Iwate, Ltd.	1,100	16,882
The Bank of Nagoya, Ltd.	1,100	24,582
The Bank of Okinawa, Ltd.	1,140	25,379
The Bank of Saga, Ltd.	1,000	12,314
The Chiba Kogyo Bank, Ltd.	3,200	7,477
The Chugoku Bank, Ltd.	5,700	43,440
The Chukyo Bank, Ltd.	900	11,525
The Ehime Bank, Ltd.	2,100	14,783
The First Bank of Toyama, Ltd.	2,800	6,907
The Fukui Bank, Ltd.	1,800	21,869
The Fukushima Bank, Ltd. (A)	2,100	4,453
The Gunma Bank, Ltd.	14,200	44,881
The Hachijuni Bank, Ltd.	14,100	45,579
The Hokkoku Bank, Ltd.	1,500	29,907
The Hyakugo Bank, Ltd.	12,500	34,476
The Hyakujushi Bank, Ltd.	1,700	22,336
The Iyo Bank, Ltd.	9,200	45,337
The Japan Steel Works, Ltd.	2,600	66,754
The Japan Wool Textile Company, Ltd.	4,000	34,863
The Juroku Bank, Ltd.	1,700	29,983
The Keiyo Bank, Ltd.	4,400	16,140
The Kinki Sharyo Company, Ltd.	300	3,218
The Kita-Nippon Bank, Ltd.	700	10,392
The Kiyo Bank, Ltd.	3,800	49,272
The Michinoku Bank, Ltd.	1,400	11,720
The Miyazaki Bank, Ltd.	1,000	17,846
The Monogatari Corp.	400	26,893
The Musashino Bank, Ltd.	1,700	25,569
The Nagano Bank, Ltd.	800	8,192
The Nanto Bank, Ltd.	2,000	33,114
The Nippon Road Company, Ltd.	500	34,730
The Nisshin Oillio Group, Ltd.	1,200	33,182
The Ogaki Kyoritsu Bank, Ltd.	1,600	26,745
The Oita Bank, Ltd.	900	13,587
The Okinawa Electric Power Company, Inc.	1,990	24,837
The Pack Corp. (B)	800	19,455
The San-In Godo Bank, Ltd.	8,000	38,938
The Shibusawa Warehouse Company, Ltd.	1,000	19,054
The Shiga Bank, Ltd.	2,200	38,578
The Shikoku Bank, Ltd.	2,800	17,581
The Shimizu Bank, Ltd.	500	6,605
The Sumitomo Warehouse Company, Ltd.	3,324	47,859
The Tochigi Bank, Ltd.	8,000	12,343
The Toho Bank, Ltd.	12,000	22,054
The Tohoku Bank, Ltd.	400	3,625
The Tottori Bank, Ltd.	400	3,987
The Towa Bank, Ltd.	2,900	13,209
The Yamagata Bank, Ltd.	2,000	14,953
The Yamanashi Chuo Bank, Ltd.	2,000	14,576
Tigers Polymer Corp.	1,000	4,116
TKC Corp.	1,200	36,315
Toa Corp. (Hyogo)	1,400	11,236
Toa Corp. (Tokyo) (B)	1,200	26,559
Toagosei Company, Ltd.	4,300	43,726
Tobishima Corp.	720	6,823
TOC Company, Ltd.	3,400	20,856
Tocalo Company, Ltd.	3,200	40,263
Toda Corp.	1,500	10,349
Toda Kogyo Corp. (A)	300	6,907
Toenec Corp.	600	19,485
Toho Company, Ltd. (A)	600	8,635

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Holdings Company, Ltd.	2,400	$38,697
Toho Titanium Company, Ltd.	3,000	27,955
Toho Zinc Company, Ltd.	800	13,547
Tokai Corp.	1,200	26,271
TOKAI Holdings Corp.	4,000	32,565
Tokai Rika Company, Ltd.	2,600	41,809
Tokai Tokyo Financial Holdings, Inc.	11,500	40,788
Token Corp.	410	37,441
Tokushu Tokai Paper Company, Ltd.	600	23,185
Tokuyama Corp.	2,600	52,966
Tokyo Base Company, Ltd. (A)	900	5,681
Tokyo Electron Device, Ltd.	400	19,637
Tokyo Energy & Systems, Inc.	2,000	17,242
Tokyo Keiki, Inc.	1,000	9,644
Tokyo Kiraboshi Financial Group, Inc.	1,936	26,117
Tokyo Rakutenchi Company, Ltd.	200	7,481
Tokyo Rope Manufacturing Company, Ltd. (A)	200	1,997
Tokyo Seimitsu Company, Ltd.	1,800	81,262
Tokyo Steel Manufacturing Company, Ltd.	5,100	50,923
Tokyo Tekko Company, Ltd.	800	11,142
Tokyo Theatres Company, Inc. (A)	900	10,271
Tokyotokeiba Company, Ltd.	600	24,519
Tokyu Construction Company, Ltd.	3,900	27,654
Tomato Bank, Ltd.	1,100	10,204
Tomen Devices Corp.	200	7,319
Tomoe Corp.	2,200	7,497
Tomoku Company, Ltd.	500	8,536
TOMONY Holdings, Inc.	10,600	28,044
Tomy Company, Ltd.	4,500	38,535
Tonami Holdings Company, Ltd.	500	20,985
Topcon Corp.	4,700	69,923
Toppan Forms Company, Ltd.	3,400	33,084
Topre Corp.	2,300	33,010
Topy Industries, Ltd.	1,300	15,178
Torex Semiconductor, Ltd.	700	19,788
Toridoll Holdings Corp.	2,800	47,460
Torii Pharmaceutical Company, Ltd.	1,100	24,074
Torishima Pump Manufacturing Company, Ltd.	900	6,965
Tosei Corp.	2,500	24,124
Toshiba TEC Corp. (A)	1,100	45,232
Tosho Company, Ltd.	800	13,812
Totetsu Kogyo Company, Ltd.	1,000	20,282
Towa Corp.	1,300	26,604
Towa Pharmaceutical Company, Ltd.	1,500	36,501
Toyo Construction Company, Ltd.	3,100	15,854
Toyo Denki Seizo KK	600	6,301
Toyo Engineering Corp. (A)(B)	2,200	14,053
Toyo Gosei Company, Ltd.	300	33,218
Toyo Ink SC Holdings Company, Ltd.	2,200	39,000
Toyo Kanetsu KK	400	8,869
Toyo Securities Company, Ltd.	6,000	8,691
Toyo Tanso Company, Ltd.	1,000	25,242
Toyo Wharf & Warehouse Company, Ltd.	600	8,362
Toyobo Company, Ltd.	4,093	49,092
TPR Company, Ltd.	1,400	18,621
Trancom Company, Ltd.	400	28,701
Transaction Company, Ltd.	1,700	23,085
Transcosmos, Inc.	800	22,106
Tri Chemical Laboratories, Inc.	1,200	35,447
Trusco Nakayama Corp.	2,200	56,145
TS Tech Company, Ltd.	2,500	38,709
TSI Holdings Company, Ltd. (A)	5,270	15,697
Tsubaki Nakashima Company, Ltd.	2,300	35,433
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsubakimoto Chain Company	1,600	$45,687
Tsugami Corp.	1,600	24,626
Tsukishima Kikai Company, Ltd.	2,000	20,840
Tsukuba Bank, Ltd.	5,700	8,839
Tsumura & Company	1,200	37,720
Tsurumi Manufacturing Company, Ltd.	1,000	15,620
TV Asahi Holdings Corp.	700	11,128
UACJ Corp. (A)	1,903	47,732
Ube Industries, Ltd.	4,400	89,411
Ubicom Holdings, Inc.	500	16,313
Uchida Yoko Company, Ltd.	400	17,723
Ulvac, Inc.	1,900	96,210
Uniden Holdings Corp.	400	9,115
Union Tool Company	700	25,065
Unipres Corp.	2,600	21,398
United Arrows, Ltd. (A)	1,200	23,321
United Super Markets Holdings, Inc.	2,400	23,457
UNITED, Inc.	1,300	17,857
Unitika, Ltd. (A)	5,900	18,692
Universal Entertainment Corp. (A)	800	17,782
Ushio, Inc.	5,200	95,062
UT Group Company, Ltd.	1,500	43,772
UUUM Company, Ltd. (A)	800	11,056
Uzabase, Inc. (A)	300	7,206
V Technology Company, Ltd.	400	19,193
Valor Holdings Company, Ltd.	1,700	34,606
Valqua, Ltd.	1,000	19,556
ValueCommerce Company, Ltd.	900	26,125
Vector, Inc. (A)	3,100	26,852
Vital KSK Holdings, Inc.	3,500	22,531
VT Holdings Company, Ltd.	6,600	27,460
Wacoal Holdings Corp.	1,900	43,037
Wacom Company, Ltd.	8,000	50,829
Wakachiku Construction Company, Ltd.	900	12,458
Wakita & Company, Ltd.	2,300	21,199
Warabeya Nichiyo Holdings Company, Ltd.	900	17,575
Watahan & Company, Ltd.	600	6,474
WDB Holdings Company, Ltd.	700	18,311
Weathernews, Inc. (B)	300	15,685
West Holdings Corp.	1,416	49,927
Will Group, Inc.	1,200	10,940
WIN-Partners Company, Ltd.	1,000	9,023
World Company, Ltd.	700	9,235
World Holdings Company, Ltd.	600	16,392
Wowow, Inc.	600	13,022
Xebio Holdings Company, Ltd.	2,800	24,427
Yahagi Construction Company, Ltd.	2,000	12,805
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,644
YAKUODO Holdings Company, Ltd.	700	14,938
YAMABIKO Corp.	2,400	26,318
YAMADA Consulting Group Company, Ltd.	1,100	11,623
Yamaguchi Financial Group, Inc.	9,600	55,005
Yamaichi Electronics Company, Ltd.	1,700	25,414
YA-MAN, Ltd.	1,700	22,811
Yamato Kogyo Company, Ltd.	2,100	69,372
Yamazen Corp.	3,900	35,131
Yaoko Company, Ltd.	800	45,918
Yasuda Logistics Corp.	1,400	11,899
Yellow Hat, Ltd.	2,000	35,455
Yodogawa Steel Works, Ltd.	1,200	24,187
Yokogawa Bridge Holdings Corp.	2,100	39,813
Yokohama Reito Company, Ltd.	2,900	23,054

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokowo Company, Ltd.	1,200	$27,378
Yomeishu Seizo Company, Ltd.	500	8,137
Yondenko Corp.	600	17,717
Yondoshi Holdings, Inc.	1,300	22,177
Yorozu Corp.	1,800	19,109
Yuasa Trading Company, Ltd.	1,100	29,833
Yurtec Corp.	2,000	12,993
Yushiro Chemical Industry Company, Ltd.	1,100	11,873
Zenrin Company, Ltd.	1,950	20,001
ZERIA Pharmaceutical Company, Ltd.	1,200	22,651
		28,487,782
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd. (A)	10,137	36,056
Centamin PLC	57,981	81,329
JTC PLC (D)	3,654	31,070
Sanne Group PLC	4,126	47,508
		195,963
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	726	41,486
VP Bank AG, Class A	188	22,572
		64,058
Luxembourg - 0.6%
APERAM SA	2,415	124,025
B&S Group Sarl (D)	983	10,123
Befesa SA (D)	1,318	101,296
Corestate Capital Holding SA (A)(B)	623	8,146
Grand City Properties SA	5,978	161,451
IVS Group SA (A)(B)	880	6,365
L'Occitane International SA	17,000	62,257
RTL Group SA	241	14,352
SES SA	13,554	103,652
Shurgard Self Storage SA	865	41,792
Stabilus SA	1,221	99,459
Sword Group	278	12,600
		745,518
Macau - 0.0%
MECOM Power and Construction, Ltd. (B)	39,000	19,545
Malaysia - 0.2%
Frencken Group, Ltd.	15,400	21,460
Lynas Rare Earths, Ltd. (A)	41,228	176,238
		197,698
Malta - 0.1%
Catena Media PLC (A)	3,412	27,303
Kindred Group PLC	10,097	158,406
		185,709
Netherlands - 2.8%
Aalberts NV	4,827	259,980
Accell Group NV (A)	1,149	61,762
AMG Advanced Metallurgical Group NV	1,350	46,291
Amsterdam Commodities NV	707	19,200
Arcadis NV	4,501	184,554
ASR Nederland NV	6,907	267,449
Basic-Fit NV (A)(D)	2,099	90,042
BE Semiconductor Industries NV	3,676	313,260
Beter Bed Holding NV (A)	1,056	10,116
Boskalis Westminster	3,567	114,643
Brack Capital Properties NV (A)	230	24,529
Brunel International NV	1,126	14,610
Corbion NV	2,691	154,102
Euronext NV (D)	2,271	247,058
Flow Traders (D)	1,631	70,189
ForFarmers NV	2,398	14,173
Fugro NV (A)	4,034	38,663
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
GrandVision NV (D)	2,427	$81,161
Heijmans NV	2,129	32,589
Hunter Douglas NV (A)	312	34,120
IMCD NV	2,557	407,419
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	3,549	63,949
Kendrion NV	1,111	30,346
Koninklijke BAM Groep NV (A)	15,496	43,157
Koninklijke Vopak NV	767	34,866
Nedap NV	225	15,521
OCI NV (A)	2,416	58,954
Ordina NV	5,537	24,891
PostNL NV (B)	27,297	148,315
SBM Offshore NV	6,900	104,975
SIF Holding NV	504	8,837
Signify NV (D)	5,815	369,123
Sligro Food Group NV (A)	1,151	33,856
TKH Group NV	1,730	87,414
TomTom NV (A)	3,258	27,322
Van Lanschot Kempen NV	1,515	38,571
		3,576,007
New Zealand - 0.6%
Air New Zealand, Ltd. (A)	12,658	13,714
Arvida Group, Ltd.	10,871	15,500
Chorus, Ltd.	15,573	69,659
Freightways, Ltd.	5,543	48,821
Genesis Energy, Ltd.	5,896	14,010
Gentrack Group, Ltd. (A)(B)	3,060	4,404
Hallenstein Glasson Holdings, Ltd.	3,354	17,459
Heartland Group Holdings, Ltd.	17,857	25,824
Infratil, Ltd.	14,095	75,856
Investore Property, Ltd.	13,816	19,521
Kathmandu Holdings, Ltd.	13,663	15,379
NZME, Ltd. (A)	13,259	6,966
NZX, Ltd.	13,956	19,514
Oceania Healthcare, Ltd.	38,728	40,310
Pacific Edge, Ltd. (A)	25,836	22,206
PGG Wrightson, Ltd.	819	1,948
Restaurant Brands New Zealand, Ltd. (A)	886	8,886
Sanford, Ltd. (A)(B)	2,767	9,871
Scales Corp., Ltd.	5,176	17,331
Serko, Ltd. (A)	2,827	14,812
Skellerup Holdings, Ltd.	7,637	26,680
SKY Network Television, Ltd. (A)	75,182	9,144
SKYCITY Entertainment Group, Ltd. (A)	26,675	65,458
Summerset Group Holdings, Ltd.	7,513	70,413
Synlait Milk, Ltd. (A)(B)	5,495	13,974
The New Zealand Refining Company, Ltd. (A)	11,354	5,318
The Warehouse Group, Ltd.	9,894	24,010
Tourism Holdings, Ltd. (A)	6,508	11,501
TOWER, Ltd.	12,717	6,579
Trustpower, Ltd.	1,665	9,415
Vista Group International, Ltd. (A)	7,682	12,833
Z Energy, Ltd.	13,725	26,287
		743,603
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	15,970
Akastor ASA (A)(B)	6,104	4,538
Aker Solutions ASA (A)	18,496	34,456
American Shipping Company ASA (A)	1,661	5,953
Atea ASA (A)	4,256	82,795
Austevoll Seafood ASA	219	2,718
Axactor SE (A)	14,729	17,700
B2Holding ASA (A)	4,699	5,380

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Bonheur ASA	1,672	$47,278
Borregaard ASA	4,895	106,893
Bouvet ASA	1,310	9,324
BW Offshore, Ltd.	4,568	16,335
Crayon Group Holding ASA (A)(D)	1,229	17,964
DNO ASA (A)	36,835	42,948
Europris ASA (D)	8,327	52,218
Fjordkraft Holding ASA (D)	3,193	18,983
FLEX LNG, Ltd.	1,570	22,699
Frontline, Ltd.	5,015	45,343
Grieg Seafood ASA (A)	2,264	23,335
Hexagon Composites ASA (A)	6,450	27,947
IDEX Biometrics ASA (A)(B)	19,564	4,877
Kid ASA (D)	1,128	13,948
Kitron ASA	9,158	21,129
Medistim ASA	349	10,331
Nordic Nanovector ASA (A)	2,098	6,354
Nordic Semiconductor ASA (A)	582	14,756
Norway Royal Salmon ASA	1,038	20,802
Norwegian Finans Holding ASA	5,444	61,325
Norwegian Property ASA	9,694	16,812
Ocean Yield ASA (B)	4,830	16,697
Odfjell Drilling, Ltd. (A)	4,970	13,808
Olav Thon Eiendomsselskap ASA (A)	577	11,936
Otello Corp. ASA (A)	6,623	24,683
PGS ASA (A)	19,660	10,321
Protector Forsikring ASA	4,177	40,157
Selvaag Bolig ASA	1,842	12,730
Sparebank 1 Oestlandet	758	10,477
SpareBank 1 SR-Bank ASA	1,360	17,964
TGS ASA	3,905	49,795
Treasure ASA	3,110	6,015
Veidekke ASA	4,419	59,135
Wilh Wilhelmsen Holding ASA, Class A	862	18,218
XXL ASA (A)(D)	4,462	9,455
		1,072,502
Peru - 0.0%
Hochschild Mining PLC	16,530	35,121
Portugal - 0.3%
Altri SGPS SA	3,125	19,433
Banco Comercial Portugues SA (A)	381,018	61,114
CTT-Correios de Portugal SA	8,914	51,049
Mota-Engil SGPS SA (A)	5,636	9,348
NOS SGPS SA	13,982	48,952
REN - Redes Energeticas Nacionais SGPS SA	21,605	59,931
Sonae SGPS SA	44,348	42,174
The Navigator Company SA	12,847	44,001
		336,002
Russia - 0.0%
Petropavlovsk PLC (A)	156,141	51,214
Singapore - 1.3%
Accordia Golf Trust (C)	40,300	21,728
AEM Holdings, Ltd.	9,100	25,969
Ascendas India Trust	45,100	46,663
Banyan Tree Holdings, Ltd. (A)	19,800	5,009
Best World International, Ltd. (A)(C)	16,300	9,479
BOC Aviation, Ltd. (D)	6,100	51,461
Boustead Projects, Ltd.	3,000	2,793
Boustead Singapore, Ltd.	10,000	8,701
Bukit Sembawang Estates, Ltd.	11,000	42,851
BW Energy, Ltd. (A)	932	2,834
BW LPG, Ltd. (D)	4,059	26,234
China Aviation Oil Singapore Corp., Ltd.	14,400	11,047
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Chip Eng Seng Corp., Ltd.	33,000	$10,924
ComfortDelGro Corp., Ltd.	86,000	105,098
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	12,940
CSE Global, Ltd.	34,000	13,428
Delfi, Ltd.	21,900	15,246
Ezion Holdings, Ltd. (A)(C)	131,300	4,199
Far East Orchard, Ltd.	5,000	4,061
First Resources, Ltd.	19,300	19,267
Fraser and Neave, Ltd.	8,600	9,416
Gallant Venture, Ltd. (A)	71,000	6,864
Golden Agri-Resources, Ltd.	323,200	55,391
GuocoLand, Ltd.	10,400	12,386
Halcyon Agri Corp., Ltd. (A)	4,293	798
Haw Par Corp., Ltd.	4,700	47,921
Ho Bee Land, Ltd.	11,400	24,453
Hong Fok Corp., Ltd.	20,100	12,417
Hong Leong Finance, Ltd.	12,900	23,414
Hyflux, Ltd. (A)	24,000	240
iFAST Corp., Ltd.	8,800	53,429
IGG, Inc.	38,000	50,205
Indofood Agri Resources, Ltd. (A)	25,000	6,335
Japfa, Ltd.	22,700	13,943
Kenon Holdings, Ltd.	787	27,159
Keppel Infrastructure Trust	157,190	64,883
Metro Holdings, Ltd.	31,600	18,726
Midas Holdings, Ltd. (A)(C)	86,000	10,437
NetLink NBN Trust	91,900	64,964
Oceanus Group, Ltd. (A)	1,035,500	29,332
OM Holdings, Ltd. (A)(B)	10,791	6,686
OUE, Ltd.	11,100	10,990
Oxley Holdings, Ltd.	26,867	4,712
Raffles Medical Group, Ltd.	35,758	31,407
Razer, Inc. (A)(D)	81,000	22,016
Riverstone Holdings, Ltd.	31,400	28,759
SATS, Ltd. (A)	13,400	39,247
SBS Transit, Ltd.	5,000	11,235
Sembcorp Industries, Ltd.	36,100	57,582
Sembcorp Marine, Ltd. (A)	325,134	29,121
Sheng Siong Group, Ltd.	29,900	35,141
SIA Engineering Company, Ltd.	12,800	20,520
SIIC Environment Holdings, Ltd.	35,800	5,463
Sinarmas Land, Ltd.	94,200	19,677
Singapore Land Group, Ltd.	7,100	14,413
Singapore Post, Ltd.	66,100	35,181
Singapore Press Holdings, Ltd.	66,000	84,130
Stamford Land Corp., Ltd.	59,000	23,705
StarHub, Ltd.	25,600	23,251
Straits Trading Company, Ltd.	1,200	2,565
Swiber Holdings, Ltd. (A)(C)	15,000	730
The Hour Glass, Ltd.	10,100	11,895
Thomson Medical Group, Ltd. (A)	212,000	13,581
UMS Holdings, Ltd.	14,000	15,874
UOB-Kay Hian Holdings, Ltd.	14,981	17,393
Wing Tai Holdings, Ltd.	21,205	28,425
XP Power, Ltd.	824	63,610
Yeo Hiap Seng, Ltd.	1,129	781
		1,630,735
South Africa - 0.1%
Investec PLC	24,092	96,235
Mediclinic International PLC (A)	18,139	74,618
		170,853
Spain - 2.0%
Acciona SA	625	94,392
Acerinox SA	7,380	89,361

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Aedas Homes SA (A)(D)	426	$11,788
Alantra Partners SA	1,181	20,876
Almirall SA	2,459	42,934
Amper SA (A)	82,546	17,055
Applus Services SA (A)	6,225	60,816
Atresmedia Corp. de Medios de Comunicacion SA (A)	6,046	26,500
Banco de Sabadell SA (A)	187,343	127,901
Bankinter SA	27,501	138,358
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	29,031
CIE Automotive SA	2,718	80,486
Construcciones y Auxiliar de Ferrocarriles SA	1,139	48,094
Ebro Foods SA	3,323	69,848
eDreams ODIGEO SA (A)	4,905	39,569
Elecnor SA	2,026	26,179
Enagas SA	8,670	200,389
Ence Energia y Celulosa SA (A)	6,294	25,616
Ercros SA (A)	5,006	19,935
Euskaltel SA (D)	3,494	45,510
Faes Farma SA	12,916	51,561
Fluidra SA	2,959	117,559
Fomento de Construcciones y Contratas SA (A)	2,275	26,437
Gestamp Automocion SA (A)(D)	2,814	14,924
Global Dominion Access SA (A)(D)	5,439	28,226
Grupo Catalana Occidente SA	2,346	90,638
Grupo Empresarial San Jose SA	2,194	13,561
Iberpapel Gestion SA	65	1,379
Indra Sistemas SA (A)	4,996	45,649
Laboratorios Farmaceuticos Rovi SA	987	68,396
Liberbank SA	99,251	36,457
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (A)	27,501	57,621
Mapfre SA	20,324	42,995
Mediaset Espana Comunicacion SA (A)	7,779	48,703
Melia Hotels International SA (A)	6,008	44,558
Metrovacesa SA (A)(D)	1,256	9,973
Miquel y Costas & Miquel SA	1,474	28,583
Neinor Homes SA (A)(D)	1,978	26,746
Obrascon Huarte Lain SA (A)	14,644	11,463
Obrascon Huarte Lain SA, Interim Shares (A)	4,964	3,886
Pharma Mar SA	664	59,852
Promotora de Informaciones SA, Class A (A)	11,711	10,711
Prosegur Cia de Seguridad SA	10,114	33,101
Realia Business SA (A)	17,710	14,793
Sacyr SA	21,689	55,212
Sacyr SA, Interim Shares (A)	542	1,380
Solaria Energia y Medio Ambiente SA (A)	3,480	62,949
Talgo SA (A)(D)	4,711	26,669
Tecnicas Reunidas SA (A)	830	10,524
Tubacex SA (A)	6,252	11,063
Unicaja Banco SA (D)	26,995	27,702
Vidrala SA	788	94,096
Viscofan SA	1,837	128,045
Zardoya Otis SA	7,487	51,665
		2,571,715
Sweden - 3.6%
AcadeMedia AB (D)	3,665	34,653
AddLife AB, B Shares	2,634	80,973
AddNode Group AB	1,465	53,930
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
AddTech AB, B Shares	8,019	$133,115
AFRY AB	2,696	88,719
Alimak Group AB (D)	2,141	34,936
Ambea AB (D)	1,195	8,901
Annehem Fastigheter AB, B Shares (A)	1,155	4,401
Arjo AB, B Shares	10,690	110,192
Atrium Ljungberg AB, B Shares	2,105	47,916
Attendo AB (A)(D)	5,286	24,193
Beijer Alma AB	2,393	47,673
Bergman & Beving AB	2,270	35,187
Betsson AB, B Shares (A)	5,105	41,651
BHG Group AB (A)	2,406	46,552
Bilia AB, A Shares	3,960	83,959
BioGaia AB, B Shares	901	50,147
Biotage AB	3,574	84,633
Bonava AB, B Shares	3,323	36,587
Boozt AB (A)(D)	993	21,829
Bravida Holding AB (D)	7,844	113,545
BTS Group AB, B Shares	346	13,186
Bufab AB	1,896	52,529
Bulten AB	717	8,612
Bure Equity AB	2,728	117,929
Byggmax Group AB	5,363	48,629
Calliditas Therapeutics AB, B Shares (A)	1,333	19,486
Catena AB	1,429	76,431
Cellavision AB	540	23,254
Clas Ohlson AB, B Shares (A)	3,185	32,847
Cloetta AB, B Shares	10,640	31,765
Collector AB (A)	1,870	7,976
Coor Service Management Holding AB (D)	1,376	10,906
Corem Property Group AB, B Shares	22,122	50,123
Dios Fastigheter AB	3,582	37,084
Duni AB (A)	2,559	33,097
Dustin Group AB (B)(D)	4,269	56,360
Electrolux Professional AB, B Shares (A)	3,716	26,344
Enea AB (A)	1,522	36,658
Fagerhult AB	4,609	36,951
FastPartner AB, A Shares	2,697	31,298
Fingerprint Cards AB, B Shares (A)	12,246	46,769
G5 Entertainment AB	330	20,307
GARO AB	1,075	14,820
Granges AB	7,040	97,781
Haldex AB (A)	3,364	22,277
Heba Fastighets AB, Class B	684	10,555
Hexatronic Group AB	1,111	16,656
HMS Networks AB	1,433	60,620
Hoist Finance AB (A)(D)	2,083	8,468
Hufvudstaden AB, A Shares	1,371	23,310
Humana AB (A)	2,641	20,733
Instalco AB	1,179	48,935
Inwido AB	3,126	54,054
JM AB	2,484	85,864
KNOW IT AB	1,023	33,537
Kungsleden AB	8,561	103,616
Lagercrantz Group AB, B Shares	12,207	132,767
LeoVegas AB (D)	2,160	9,596
Lime Technologies AB	347	13,208
Lindab International AB	4,565	106,563
Loomis AB	2,298	71,890
Medicover AB, B Shares	1,261	34,587
Mekonomen AB (A)	2,150	35,527
MIPS AB	888	76,379
Modern Times Group MTG AB, B Shares (A)	4,110	55,570
Momentum Group AB, Class B	2,270	46,313

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Mycronic AB	2,326	$70,205
NCAB Group AB	202	10,559
NCC AB, B Shares	835	14,255
Nederman Holding AB (A)	887	17,566
Nelly Group AB (A)	611	2,375
New Wave Group AB, B Shares (A)	4,353	55,207
Nobia AB	6,676	56,930
Nobina AB (D)	4,239	38,506
Nolato AB, B Shares	9,190	90,515
Nordic Entertainment Group AB, B Shares (A)	1,137	50,152
Nordic Waterproofing Holding AB	2,615	56,421
NP3 Fastigheter AB	1,683	32,962
Nyfosa AB	9,287	125,609
OEM International AB, B Shares	3,120	46,752
Pandox AB (A)	3,303	55,015
Peab AB, Class B	4,977	61,509
Platzer Fastigheter Holding AB, Series B	3,454	52,354
Pricer AB, B Shares	7,930	29,359
Proact IT Group AB	1,428	14,036
Qliro AB (A)	611	2,697
Ratos AB, B Shares	14,845	90,061
RaySearch Laboratories AB (A)	2,452	25,060
Resurs Holding AB (D)	6,236	30,811
SAS AB (A)(B)	203,931	50,051
Scandi Standard AB	4,648	31,131
Scandic Hotels Group AB (A)(B)(D)	5,932	23,192
Sectra AB, B Shares (A)	1,006	77,878
Sensys Gatso Group AB (A)	23,414	3,009
SkiStar AB (A)	2,041	34,017
SSAB AB, A Shares (A)	2,599	12,736
Systemair AB (A)	901	32,602
Tethys Oil AB	2,334	15,964
Troax Group AB	1,308	42,731
VBG Group AB, B Shares	630	12,994
Vitec Software Group AB, B Shares	273	11,295
Wihlborgs Fastigheter AB	5,362	116,291
		4,678,666
Switzerland - 6.4%
Allreal Holding AG	692	136,213
ALSO Holding AG (A)	324	93,527
APG SGA SA (A)	84	20,594
Arbonia AG	2,962	56,661
Aryzta AG (A)	57,916	79,137
Ascom Holding AG (A)	1,310	21,651
Autoneum Holding AG (A)	221	41,296
Bachem Holding AG, Class B	205	121,598
Baloise Holding AG	500	78,069
Banque Cantonale de Geneve, Bearer Shares	142	26,485
Banque Cantonale Vaudoise	549	49,332
Belimo Holding AG	500	228,983
Bell Food Group AG	138	42,339
Bellevue Group AG	467	20,204
Berner Kantonalbank AG	242	54,023
BKW AG	935	97,384
Bobst Group SA (A)	632	50,560
Bossard Holding AG, Class A	310	94,734
Bucher Industries AG	428	224,121
Burckhardt Compression Holding AG	143	57,947
Burkhalter Holding AG	218	15,794
Bystronic AG	74	100,107
Calida Holding AG	285	10,789
Carlo Gavazzi Holding AG, Bearer Shares (A)	38	10,423
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cembra Money Bank AG	1,587	$178,047
Cie Financiere Tradition SA, Bearer Shares	104	12,934
Clariant AG	7,517	149,681
Coltene Holding AG (A)	198	26,850
Comet Holding AG	339	93,362
DKSH Holding AG	1,744	133,605
dormakaba Holding AG	140	95,486
Dufry AG (A)	2,523	149,711
EFG International AG (A)	4,687	38,474
Emmi AG	107	109,800
Energiedienst Holding AG	979	37,591
Evolva Holding SA (A)(B)	72,989	13,938
Feintool International Holding AG (A)	142	9,088
Fenix Outdoor International AG	225	31,556
Ferrexpo PLC	22,757	134,997
Flughafen Zurich AG (A)	933	154,452
Forbo Holding AG	47	88,974
Fundamenta Real Estate AG	1,024	21,133
Galenica AG (D)	2,038	143,882
GAM Holding AG (A)	11,204	24,354
Georg Fischer AG	202	299,972
Gurit Holding AG, Bearer Shares	22	48,022
Helvetia Holding AG	1,730	186,285
Hiag Immobilien Holding AG	420	46,260
HOCHDORF Holding AG (A)	16	995
Huber + Suhner AG	586	49,549
Hypothekarbank Lenzburg AG	3	13,877
Implenia AG (A)	994	25,866
Ina Invest Holding AG (A)	199	4,009
Inficon Holding AG	106	122,597
Interroll Holding AG	35	138,801
Intershop Holding AG	76	49,929
Investis Holding SA	98	10,855
IWG PLC (A)	38,584	160,573
Jungfraubahn Holding AG (A)	199	31,421
Kardex Holding AG	299	69,205
Komax Holding AG (A)	221	55,842
Kongsberg Automotive ASA (A)	23,611	7,580
Kudelski SA, Bearer Shares	2,497	11,238
Landis+Gyr Group AG (A)	1,111	77,594
LEM Holding SA	19	39,843
Luzerner Kantonalbank AG	173	80,188
Medacta Group SA (A)(D)	127	16,685
Medartis Holding AG (A)(D)	154	14,213
Metall Zug AG, B Shares	12	26,972
Mobilezone Holding AG	2,336	27,491
Mobimo Holding AG	347	114,023
Novavest Real Estate AG (A)	212	10,538
OC Oerlikon Corp. AG	9,769	108,489
Orascom Development Holding AG (A)	533	7,091
Orior AG	425	38,403
Phoenix Mecano AG, Bearer Shares	38	18,770
Plazza AG, Class A	68	23,820
PSP Swiss Property AG	2,294	291,290
Rieter Holding AG (A)	251	49,141
Romande Energie Holding SA (A)	34	49,235
Schaffner Holding AG	40	13,140
Schweiter Technologies AG, Bearer Shares	48	70,413
Sensirion Holding AG (A)(D)	266	21,336
SFS Group AG	742	106,857
Siegfried Holding AG (A)	220	206,459
SIG Combibloc Group AG (A)	6,040	164,460
Softwareone Holding AG (A)	2,412	57,063
St. Galler Kantonalbank AG, Class A	152	67,561
Sulzer AG	877	121,352

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	2,097	$208,121
Swiss Steel Holding AG (A)	39,436	19,199
Swissquote Group Holding SA	588	88,945
Tecan Group AG	382	189,289
TX Group AG (A)	201	18,665
u-blox Holding AG (A)	431	31,704
Valiant Holding AG	717	71,147
Valora Holding AG (A)	244	51,348
VAT Group AG (D)	1,510	502,164
Vaudoise Assurances Holding SA	64	33,215
Vetropack Holding AG	500	30,195
Von Roll Holding AG, Bearer Shares (A)	7,878	7,494
Vontobel Holding AG	1,521	118,705
VZ Holding AG	805	68,164
V-ZUG Holding AG (A)	120	18,467
Walliser Kantonalbank	203	23,373
Warteck Invest AG	8	20,743
Ypsomed Holding AG	103	16,047
Zehnder Group AG	615	58,724
Zug Estates Holding AG, B Shares	16	34,414
Zuger Kantonalbank AG, Bearer Shares	9	67,112
		8,212,424
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (A)	11,610	8,033
Network International Holdings PLC (A)(D)	3,782	19,162
		27,195
United Kingdom - 13.2%
4imprint Group PLC (A)	1,523	56,350
A.G. Barr PLC (A)	4,718	33,821
Advanced Medical Solutions Group PLC	4,440	17,479
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	150,631
Airtel Africa PLC (D)	23,997	25,626
AJ Bell PLC	6,808	40,887
Alliance Pharma PLC	16,518	22,670
Anglo Pacific Group PLC	12,147	23,370
Anglo-Eastern Plantations PLC	1,225	10,334
AO World PLC (A)	8,013	28,120
Aptitude Software Group PLC	2,037	16,510
Arrow Global Group PLC (A)	4,086	17,272
Ascential PLC (A)	15,022	86,346
Ashmore Group PLC	15,764	84,016
Aston Martin Lagonda Global Holdings PLC (A)(D)	878	22,831
Avon Rubber PLC	1,565	56,774
Babcock International Group PLC (A)	22,879	91,827
Bakkavor Group PLC (D)	5,579	9,991
Balfour Beatty PLC	34,581	146,985
Beazley PLC (A)	24,625	113,358
Bellway PLC	5,109	228,889
Biffa PLC (A)(D)	7,100	31,932
Bloomsbury Publishing PLC	2,159	10,414
Bodycote PLC	9,417	110,328
boohoo Group PLC (A)	3,748	16,092
Braemar Shipping Services PLC (A)	1,328	5,567
Brewin Dolphin Holdings PLC	15,066	72,460
Britvic PLC	13,590	176,418
Bytes Technology Group PLC (A)	4,029	25,812
Cairn Energy PLC	24,079	48,637
Capita PLC (A)	67,697	34,981
Card Factory PLC (A)	14,688	12,750
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
CareTech Holdings PLC	4,102	$34,442
Carillion PLC (A)(C)	35,521	4,712
Central Asia Metals PLC	8,189	26,984
Centrica PLC (A)	208,824	148,845
Chemring Group PLC	13,921	55,468
Chesnara PLC	7,709	28,277
Cineworld Group PLC (A)(B)	27,060	29,031
Circassia Group PLC (A)	9,034	3,725
Clarkson PLC	1,348	59,557
Clinigen Group PLC	5,031	43,097
Clipper Logistics PLC	3,406	37,944
Close Brothers Group PLC	8,356	175,122
CLS Holdings PLC	10,759	35,803
CMC Markets PLC (D)	7,009	44,498
Coats Group PLC	23,020	21,694
Computacenter PLC	3,949	140,739
Concentric AB	2,526	51,924
ContourGlobal PLC (D)	3,601	9,623
Costain Group PLC (A)	4,797	3,848
Countryside Properties PLC (A)(D)	23,711	155,474
Cranswick PLC	2,712	149,202
Crest Nicholson Holdings PLC (A)	13,693	79,560
CVS Group PLC (A)	2,750	92,144
Daily Mail & General Trust PLC, Class A	7,839	104,683
De La Rue PLC (A)	10,028	25,852
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	32,650
DFS Furniture PLC	12,509	48,489
Dialight PLC (A)	105	471
Dialog Semiconductor PLC (A)	4,280	332,886
Dignity PLC (A)	3,439	40,961
Diploma PLC	5,901	237,387
DiscoverIE Group PLC	5,627	73,711
Dixons Carphone PLC (A)	44,671	80,495
Domino's Pizza Group PLC	21,324	114,718
dotdigital Group PLC	12,814	40,999
Drax Group PLC	21,413	125,608
Dunelm Group PLC	5,320	104,649
easyJet PLC (A)	96	1,191
Electrocomponents PLC	13,316	189,714
Elementis PLC (A)	35,393	73,854
EMIS Group PLC	2,542	40,443
Endeavour Mining PLC	9,047	194,281
EnQuest PLC (A)	109,392	31,491
Equiniti Group PLC (A)(D)	10,616	26,384
Esken, Ltd. (A)	22,446	8,079
Essentra PLC	14,966	64,001
Euromoney Institutional Investor PLC	4,334	61,146
FDM Group Holdings PLC	3,208	45,290
Fevertree Drinks PLC	5,193	184,818
First Derivatives PLC (A)	243	7,639
Firstgroup PLC (A)	78,582	89,116
Forterra PLC (D)	6,408	23,940
Foxtons Group PLC (A)	23,551	18,455
Frasers Group PLC (A)	10,048	83,783
Frontier Developments PLC (A)	532	17,029
Fuller Smith & Turner PLC, Class A (A)	1,525	17,951
Funding Circle Holdings PLC (A)(D)	3,849	8,039
Future PLC	3,994	173,173
Galliford Try Holdings PLC	5,675	11,018
Games Workshop Group PLC	1,599	252,167
Gamesys Group PLC	3,107	79,248
Gamma Communications PLC	1,009	27,826
GB Group PLC	858	9,791
Gem Diamonds, Ltd.	12,666	12,562

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Genel Energy PLC	4,784	$10,198
Genuit Group PLC	12,035	102,144
Genus PLC	1,119	76,850
Grainger PLC	32,768	129,143
Greggs PLC (A)	5,441	195,848
Gulf Keystone Petroleum, Ltd.	7,420	18,959
Halfords Group PLC (A)	15,547	92,751
Harbour Energy PLC (A)	2,628	13,763
Hays PLC (A)	77,290	169,738
Headlam Group PLC	6,602	40,111
Helical PLC	6,424	38,641
Helios Towers PLC (A)	11,614	26,177
Henry Boot PLC	5,301	18,917
Hill & Smith Holdings PLC	4,214	87,144
Hilton Food Group PLC	3,061	46,344
Hollywood Bowl Group PLC (A)	8,153	27,076
Hunting PLC	8,331	25,485
Hyve Group PLC (A)	12,149	22,203
Ibstock PLC (D)	19,043	56,252
IG Group Holdings PLC	18,323	214,714
IMI PLC	13,430	319,629
Impax Asset Management Group PLC	2,421	37,505
Inchcape PLC	19,909	211,882
Indivior PLC (A)	36,002	77,032
IntegraFin Holdings PLC	9,972	71,142
International Personal Finance PLC (A)	12,526	23,131
iomart Group PLC	2,265	8,394
IP Group PLC	38,897	62,702
IQE PLC (A)	9,568	6,315
J.D. Wetherspoon PLC (A)	3,666	59,745
James Fisher & Sons PLC	2,814	36,086
James Halstead PLC	2,706	19,489
JET2 PLC (A)	4,917	80,511
John Laing Group PLC (D)	17,773	98,378
John Menzies PLC (A)	7,323	31,625
John Wood Group PLC (A)	29,391	89,541
Johnson Service Group PLC (A)	14,257	34,559
Jupiter Fund Management PLC	22,824	89,075
Just Group PLC (A)	37,116	47,872
Kainos Group PLC	4,099	83,643
Keller Group PLC	4,206	46,530
Kier Group PLC (A)	22,531	40,918
Kin & Carta PLC (A)	3,492	12,744
Lancashire Holdings, Ltd.	11,586	98,294
Learning Technologies Group PLC	10,417	27,076
Lookers PLC (A)	22,449	22,008
LSL Property Services PLC (A)	6,404	38,200
Luceco PLC (D)	1,922	11,049
M&C Saatchi PLC (A)	253	559
Man Group PLC	73,477	182,771
Marks & Spencer Group PLC (A)	55,905	113,383
Marshalls PLC	10,383	98,628
Marston's PLC (A)	37,566	45,755
McBride PLC (A)	14,770	18,584
Mears Group PLC (A)	8,289	21,332
Meggitt PLC (A)	21,288	135,988
Metro Bank PLC (A)	674	934
Micro Focus International PLC	8,470	64,132
Mitchells & Butlers PLC (A)	16,776	64,664
Mitie Group PLC (A)	68,528	64,523
MJ Gleeson PLC	2,770	34,269
Moneysupermarket.com Group PLC	27,587	97,936
Morgan Advanced Materials PLC	14,263	69,706
Morgan Sindall Group PLC	2,381	71,157
Mortgage Advice Bureau Holdings, Ltd.	1,276	20,857
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
MP Evans Group PLC	203	$2,018
N. Brown Group PLC (A)	9,633	7,618
National Express Group PLC (A)	23,513	86,747
NCC Group PLC	13,335	54,270
Next Fifteen Communications Group PLC (A)	3,756	50,419
Ninety One PLC	12,803	38,977
Norcros PLC	6,666	30,346
Numis Corp. PLC	2,926	14,373
On the Beach Group PLC (A)(D)	5,451	24,151
OSB Group PLC	14,757	94,787
Oxford Instruments PLC	2,839	90,818
PageGroup PLC (A)	14,252	110,353
Pan African Resources PLC	85,815	20,477
Paragon Banking Group PLC	13,704	96,673
PayPoint PLC	2,581	20,219
Pendragon PLC (A)	102,667	26,279
Petrofac, Ltd. (A)	12,318	18,793
Pets at Home Group PLC	24,400	154,235
Pharos Energy PLC (A)	16,636	5,897
Photo-Me International PLC (A)	18,684	18,409
Polar Capital Holdings PLC	3,830	44,064
Porvair PLC	2,468	19,929
Premier Foods PLC (A)	41,106	62,381
Provident Financial PLC (A)	7,268	23,334
Purplebricks Group PLC (A)	7,294	8,205
PZ Cussons PLC	13,141	44,544
QinetiQ Group PLC	27,714	131,916
Quilter PLC (D)	84,985	174,876
Rank Group PLC (A)	7,303	16,965
Rathbone Brothers PLC	2,988	74,928
Reach PLC	28,863	109,613
Redcentric PLC	5,876	11,713
Redde Northgate PLC	8,929	49,321
Redrow PLC	14,867	126,113
Renew Holdings PLC	4,150	38,771
Renewi PLC (A)	52,764	40,179
Renishaw PLC	1,194	81,402
Ricardo PLC	2,982	16,898
RM PLC	8,752	28,726
Robert Walters PLC	4,693	45,920
Rotork PLC	41,331	194,933
Royal Mail PLC (A)	44,161	353,104
RPS Group PLC (A)	15,418	22,927
RWS Holdings PLC	10,029	78,210
Sabre Insurance Group PLC (D)	5,914	20,885
Saga PLC (A)	2,378	13,108
Savills PLC	7,351	117,348
Senior PLC (A)	21,835	45,723
Serco Group PLC	8,103	15,213
Severfield PLC	11,941	13,238
SIG PLC (A)	64,105	46,787
Smart Metering Systems PLC	3,350	40,285
Softcat PLC	6,128	150,609
Spectris PLC	5,368	240,765
Speedy Hire PLC (A)	24,369	24,276
Spire Healthcare Group PLC (A)(D)	12,358	42,086
Spirent Communications PLC	33,589	114,503
Sportech PLC (A)	11,390	4,603
SSP Group PLC (A)	36,801	135,792
St. Modwen Properties PLC	11,275	86,793
Stagecoach Group PLC (A)	27,597	31,363
SThree PLC	8,144	52,051
Stock Spirits Group PLC	6,082	22,011
Stolt-Nielsen, Ltd.	2,414	35,289

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Studio Retail Group PLC (A)	8,139	$32,384
STV Group PLC	2,712	12,767
Superdry PLC (A)	3,110	18,495
Synthomer PLC	17,828	121,337
Tate & Lyle PLC	23,148	236,755
Tatton Asset Management PLC	1,955	11,638
Ted Baker PLC (A)	2,896	5,805
Telecom Plus PLC	3,652	57,441
Telit Communications PLC (A)	5,999	18,584
The Go-Ahead Group PLC (A)	3,096	47,919
The Gym Group PLC (A)(D)	3,234	12,586
The Restaurant Group PLC (A)	30,769	54,586
The Vitec Group PLC	2,842	55,061
Thomas Cook Group PLC (A)(C)	58,171	0
TI Fluid Systems PLC (D)	1,686	7,183
Topps Tiles PLC (A)	15,591	15,378
TP Icap Group PLC	45,423	122,885
Travis Perkins PLC (A)	11,685	273,397
Treatt PLC	1,433	23,188
Trifast PLC (A)	7,237	14,146
TT Electronics PLC	14,769	52,607
Tullow Oil PLC (A)(B)	72,437	59,669
Tyman PLC	1,546	9,619
U & I Group PLC (A)	12,008	15,773
Ultra Electronics Holdings PLC	3,309	104,879
Vectura Group PLC	30,807	58,178
Vesuvius PLC	12,719	93,109
Victrex PLC	4,079	143,872
Virgin Money UK PLC (A)	35,299	97,092
Vistry Group PLC	11,609	189,004
Vivo Energy PLC (D)	4,666	6,233
Volex PLC	3,136	16,166
Volution Group PLC	1,861	10,790
VP PLC	637	8,091
Watches of Switzerland Group PLC (A)(D)	4,075	47,121
Watkin Jones PLC	6,905	20,571
WH Smith PLC (A)	4,243	94,541
Wickes Group PLC (A)	13,094	44,558
Wilmington PLC	8,076	23,719
Wincanton PLC	10,534	64,074
Xaar PLC (A)	5,629	14,204
Young & Company's Brewery PLC, Class A (A)	751	16,937
Zotefoams PLC	1,549	9,961
		17,039,752
United States - 0.6%
Argonaut Gold, Inc. (A)	12,559	30,091
Atlantic Sapphire ASA (A)(B)	1,333	14,079
Burford Capital, Ltd.	3,794	39,082
Diversified Energy Company PLC	12,927	18,831
Energy Fuels, Inc. (A)	730	4,411
Invesque, Inc. (A)(B)	2,000	5,640
Ovintiv, Inc.	3,120	98,337
Primo Water Corp.	1,600	26,768
Primo Water Corp. (Toronto Stock Exchange)	6,607	110,543
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
PureTech Health PLC (A)	9,879	$46,542
REC Silicon ASA (A)	13,597	29,684
Reliance Worldwide Corp., Ltd.	32,462	127,966
Samsonite International SA (A)(D)	22,800	46,622
Sims, Ltd.	9,104	113,207
Viemed Healthcare, Inc. (A)	2,600	18,590
Vobile Group, Ltd. (A)(B)	9,000	40,596
		770,989
TOTAL COMMON STOCKS (Cost $114,421,777)		$126,913,852
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	19,307
Draegerwerk AG & Company KGaA	565	53,479
FUCHS PETROLUB SE	2,535	123,364
Jungheinrich AG	2,336	114,260
Sixt SE	838	67,618
STO SE & Company KGaA	124	27,077
Villeroy & Boch AG	625	13,275
		418,380
TOTAL PREFERRED SECURITIES (Cost $290,628)		$418,380
RIGHTS - 0.0%
Costa Group Holdings, Ltd. (Expiration Date: 7-20-21; Strike Price: AUD 3.00) (A)	1,989	433
TOTAL RIGHTS (Cost $0)		$433
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.0324% (E)(F)	197,422	1,975,132
TOTAL SHORT-TERM INVESTMENTS (Cost $1,975,197)		$1,975,132
Total Investments (International Small Company Trust) (Cost $116,687,602) - 100.3%		$129,307,797
Other assets and liabilities, net - (0.3%)		(329,385)
TOTAL NET ASSETS - 100.0%		$128,978,412
Currency Abbreviations
AUD	Australian Dollar
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2021	$826,892	$806,505	$(20,387)
						$(20,387)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,293,976	$600,731,941
Fixed income - 50.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,563,537	600,177,477
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,015,316,897)		$1,200,909,418
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,015,316,897) - 100.0%		$1,200,909,418
Other assets and liabilities, net - (0.0%)		(72,108)
TOTAL NET ASSETS - 100.0%		$1,200,837,310
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,976,707	$46,946,802
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,014,924	187,935,500
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $216,921,550)		$234,882,302
Total Investments (Lifestyle Conservative Portfolio) (Cost $216,921,550) - 100.0%		$234,882,302
Other assets and liabilities, net - (0.0%)		(37,883)
TOTAL NET ASSETS - 100.0%		$234,844,419
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	189,836,764	$4,508,623,135
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,813,508	1,932,267,058
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,133,729,602)		$6,440,890,193
Total Investments (Lifestyle Growth Portfolio) (Cost $5,133,729,602) - 100.0%		$6,440,890,193
Other assets and liabilities, net - (0.0%)		(273,947)
TOTAL NET ASSETS - 100.0%		$6,440,616,246
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,138,183	$145,781,842
Fixed income - 60.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,192,726	219,382,960
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $319,477,076)		$365,164,802
Total Investments (Lifestyle Moderate Portfolio) (Cost $319,477,076) - 100.0%		$365,164,802
Other assets and liabilities, net - (0.0%)		(42,556)
TOTAL NET ASSETS - 100.0%		$365,122,246
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.1%
Communication services – 1.7%
Diversified telecommunication services – 0.2%
Iridium Communications, Inc. (A)	69,509	$2,779,665
Entertainment – 0.2%
Cinemark Holdings, Inc. (A)	64,373	1,412,987
World Wrestling Entertainment, Inc., Class A	26,784	1,550,526
		2,963,513
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	58,020	2,338,206
Yelp, Inc. (A)	41,440	1,655,942
		3,994,148
Media – 0.9%
Cable One, Inc.	3,214	6,147,771
John Wiley & Sons, Inc., Class A	25,765	1,550,538
TEGNA, Inc.	130,644	2,450,881
The New York Times Company, Class A	85,946	3,742,948
		13,892,138
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	58,937	1,335,512
		24,964,976
Consumer discretionary – 14.0%
Auto components – 1.6%
Adient PLC (A)	55,748	2,519,810
Dana, Inc.	85,889	2,040,723
Fox Factory Holding Corp. (A)	24,833	3,865,505
Gentex Corp.	142,931	4,729,587
Lear Corp.	32,384	5,676,268
The Goodyear Tire & Rubber Company (A)	165,128	2,831,945
Visteon Corp. (A)	16,547	2,001,194
		23,665,032
Automobiles – 0.5%
Harley-Davidson, Inc.	90,933	4,166,550
Thor Industries, Inc.	32,763	3,702,219
		7,868,769
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	29,247	1,042,363
Graham Holdings Company, Class B	2,390	1,515,021
Grand Canyon Education, Inc. (A)	27,425	2,467,427
H&R Block, Inc.	107,363	2,520,883
Service Corp. International	99,499	5,332,151
Strategic Education, Inc.	14,587	1,109,487
WW International, Inc. (A)	28,386	1,025,870
		15,013,202
Hotels, restaurants and leisure – 2.7%
Boyd Gaming Corp. (A)	47,754	2,936,393
Choice Hotels International, Inc.	17,097	2,032,149
Churchill Downs, Inc.	20,516	4,067,502
Cracker Barrel Old Country Store, Inc.	14,040	2,084,378
Jack in the Box, Inc.	13,154	1,465,882
Marriott Vacations Worldwide Corp. (A)	25,265	4,024,715
Papa John's International, Inc.	19,575	2,044,413
Scientific Games Corp. (A)	33,544	2,597,647
Six Flags Entertainment Corp. (A)	44,973	1,946,431
Texas Roadhouse, Inc.	38,795	3,732,079
The Wendy's Company	104,793	2,454,252
Travel + Leisure Company	50,999	3,031,891
Wingstop, Inc.	17,597	2,773,815
Wyndham Hotels & Resorts, Inc.	55,270	3,995,468
		39,187,015
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 1.4%
Helen of Troy, Ltd. (A)	14,468	$3,300,440
KB Home	52,586	2,141,302
Taylor Morrison Home Corp. (A)	76,311	2,016,137
Tempur Sealy International, Inc.	108,389	4,247,765
Toll Brothers, Inc.	66,438	3,840,781
TopBuild Corp. (A)	19,564	3,869,368
Tri Pointe Homes, Inc. (A)	70,078	1,501,772
		20,917,565
Leisure products – 1.4%
Brunswick Corp.	46,097	4,592,183
Callaway Golf Company (A)	68,847	2,322,209
Mattel, Inc. (A)	206,391	4,148,459
Polaris, Inc.	34,066	4,665,679
YETI Holdings, Inc. (A)	44,398	4,076,624
		19,805,154
Multiline retail – 0.7%
Kohl's Corp.	92,452	5,095,030
Nordstrom, Inc. (A)	64,419	2,355,803
Ollie's Bargain Outlet Holdings, Inc. (A)	33,611	2,827,693
		10,278,526
Specialty retail – 3.0%
American Eagle Outfitters, Inc.	89,323	3,352,292
AutoNation, Inc. (A)	31,909	3,025,292
Dick's Sporting Goods, Inc.	38,780	3,885,368
Five Below, Inc. (A)	33,134	6,403,808
Foot Locker, Inc.	61,116	3,766,579
Lithia Motors, Inc.	17,609	6,051,157
Murphy USA, Inc.	14,817	1,976,143
RH (A)	9,956	6,760,124
Urban Outfitters, Inc. (A)	40,684	1,676,994
Williams-Sonoma, Inc.	45,088	7,198,299
		44,096,056
Textiles, apparel and luxury goods – 1.7%
Capri Holdings, Ltd. (A)	89,549	5,121,307
Carter's, Inc.	26,012	2,683,658
Columbia Sportswear Company	18,090	1,779,332
Crocs, Inc. (A)	38,600	4,497,672
Deckers Outdoor Corp. (A)	16,459	6,321,408
Skechers USA, Inc., Class A (A)	79,397	3,956,353
		24,359,730
		205,191,049
Consumer staples – 3.3%
Beverages – 0.4%
The Boston Beer Company, Inc., Class A (A)	5,504	5,618,483
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	81,150	3,861,117
Casey's General Stores, Inc.	21,864	4,255,609
Grocery Outlet Holding Corp. (A)	51,538	1,786,307
Sprouts Farmers Market, Inc. (A)	69,905	1,737,139
		11,640,172
Food products – 1.8%
Darling Ingredients, Inc. (A)	96,558	6,517,665
Flowers Foods, Inc.	116,516	2,819,687
Ingredion, Inc.	39,633	3,586,787
Lancaster Colony Corp.	11,573	2,239,491
Pilgrim's Pride Corp. (A)	28,838	639,627
Post Holdings, Inc. (A)	35,018	3,798,402
Sanderson Farms, Inc.	11,761	2,210,715
The Hain Celestial Group, Inc. (A)	48,388	1,941,327
Tootsie Roll Industries, Inc. (B)	10,415	353,173

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	33,269	$1,481,136
		25,588,010
Household products – 0.1%
Energizer Holdings, Inc.	34,388	1,477,996
Personal products – 0.2%
Coty, Inc., Class A (A)	167,739	1,566,682
Nu Skin Enterprises, Inc., Class A	29,613	1,677,576
		3,244,258
		47,568,919
Energy – 2.0%
Energy equipment and services – 0.2%
ChampionX Corp. (A)	110,804	2,842,123
Oil, gas and consumable fuels – 1.8%
Antero Midstream Corp.	169,488	1,760,980
Cimarex Energy Company	60,847	4,408,365
CNX Resources Corp. (A)	130,346	1,780,526
EQT Corp. (A)	165,163	3,676,528
Equitrans Midstream Corp.	240,578	2,047,319
HollyFrontier Corp.	88,437	2,909,577
Murphy Oil Corp.	85,885	1,999,403
Targa Resources Corp.	135,308	6,014,441
World Fuel Services Corp.	37,420	1,187,337
		25,784,476
		28,626,599
Financials – 14.3%
Banks – 6.5%
Associated Banc-Corp.	90,425	1,851,904
BancorpSouth Bank	57,096	1,617,530
Bank of Hawaii Corp.	23,903	2,013,111
Bank OZK	71,535	3,015,916
Cathay General Bancorp	44,317	1,744,317
CIT Group, Inc.	58,623	3,024,361
Commerce Bancshares, Inc.	62,331	4,647,399
Cullen/Frost Bankers, Inc.	33,467	3,748,304
East West Bancorp, Inc.	83,949	6,018,304
First Financial Bankshares, Inc. (B)	84,199	4,136,697
First Horizon Corp.	326,872	5,648,348
FNB Corp.	188,999	2,330,358
Fulton Financial Corp.	96,223	1,518,399
Glacier Bancorp, Inc.	56,516	3,112,901
Hancock Whitney Corp.	51,365	2,282,661
Home BancShares, Inc.	89,743	2,214,857
International Bancshares Corp.	32,994	1,416,762
PacWest Bancorp	69,186	2,847,696
Pinnacle Financial Partners, Inc.	45,030	3,975,699
Prosperity Bancshares, Inc.	54,997	3,948,785
Signature Bank	34,100	8,376,665
Sterling Bancorp	113,972	2,825,366
Synovus Financial Corp.	87,935	3,858,588
Texas Capital Bancshares, Inc. (A)	29,932	1,900,383
Trustmark Corp.	37,519	1,155,585
UMB Financial Corp.	25,728	2,394,248
Umpqua Holdings Corp.	130,555	2,408,740
United Bankshares, Inc.	79,394	2,897,881
Valley National Bancorp	240,186	3,225,698
Webster Financial Corp.	53,507	2,854,063
Wintrust Financial Corp.	33,754	2,552,815
		95,564,341
Capital markets – 2.4%
Affiliated Managers Group, Inc.	24,639	3,799,580
Evercore, Inc., Class A	24,232	3,411,139
FactSet Research Systems, Inc.	22,399	7,517,328
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Federated Hermes, Inc.	55,361	$1,877,292
Interactive Brokers Group, Inc., Class A	47,830	3,143,866
Janus Henderson Group PLC	100,970	3,918,646
Jefferies Financial Group, Inc.	118,380	4,048,596
SEI Investments Company	70,142	4,346,700
Stifel Financial Corp.	62,188	4,033,514
		36,096,661
Consumer finance – 0.8%
FirstCash, Inc.	24,278	1,855,810
LendingTree, Inc. (A)	6,537	1,385,060
Navient Corp.	106,228	2,053,387
PROG Holdings, Inc. (A)	39,855	1,918,221
SLM Corp.	191,060	4,000,796
		11,213,274
Insurance – 3.9%
Alleghany Corp. (A)	8,241	5,497,324
American Financial Group, Inc.	40,790	5,087,329
Brighthouse Financial, Inc. (A)	50,769	2,312,020
Brown & Brown, Inc.	138,432	7,356,276
CNO Financial Group, Inc.	77,856	1,838,959
First American Financial Corp.	64,940	4,049,009
Kemper Corp.	35,916	2,654,192
Kinsale Capital Group, Inc.	12,689	2,090,767
Mercury General Corp.	15,728	1,021,534
Old Republic International Corp.	167,715	4,177,781
Primerica, Inc.	23,338	3,573,981
Reinsurance Group of America, Inc.	40,231	4,586,334
RenaissanceRe Holdings, Ltd.	29,374	4,371,439
RLI Corp.	23,539	2,461,944
Selective Insurance Group, Inc.	35,520	2,882,448
The Hanover Insurance Group, Inc.	21,242	2,881,265
		56,842,602
Thrifts and mortgage finance – 0.7%
Essent Group, Ltd.	66,780	3,001,761
MGIC Investment Corp.	200,793	2,730,785
New York Community Bancorp, Inc.	275,205	3,032,759
Washington Federal, Inc.	42,846	1,361,646
		10,126,951
		209,843,829
Health care – 10.0%
Biotechnology – 1.7%
Arrowhead Pharmaceuticals, Inc. (A)	61,593	5,101,132
Emergent BioSolutions, Inc. (A)	26,953	1,697,769
Exelixis, Inc. (A)	185,449	3,378,881
Halozyme Therapeutics, Inc. (A)	79,203	3,596,608
Ligand Pharmaceuticals, Inc. (A)	9,854	1,292,746
Neurocrine Biosciences, Inc. (A)	55,948	5,444,859
United Therapeutics Corp. (A)	26,508	4,755,800
		25,267,795
Health care equipment and supplies – 3.2%
Envista Holdings Corp. (A)	95,141	4,111,043
Globus Medical, Inc., Class A (A)	45,921	3,560,255
Haemonetics Corp. (A)	30,152	2,009,329
Hill-Rom Holdings, Inc.	39,332	4,467,722
ICU Medical, Inc. (A)	11,678	2,403,332
Integra LifeSciences Holdings Corp. (A)	42,027	2,867,922
LivaNova PLC (A)	28,911	2,431,704
Masimo Corp. (A)	29,943	7,259,680
Neogen Corp. (A)	63,555	2,926,072
NuVasive, Inc. (A)	30,564	2,071,628
Penumbra, Inc. (A)	20,077	5,502,303
Quidel Corp. (A)	22,914	2,935,742

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (A)	27,750	$4,231,875
		46,778,607
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	53,104	3,332,276
Amedisys, Inc. (A)	19,275	4,721,026
Chemed Corp.	9,439	4,478,806
Encompass Health Corp.	58,905	4,596,357
HealthEquity, Inc. (A)	49,339	3,970,803
LHC Group, Inc. (A)	18,739	3,752,672
Molina Healthcare, Inc. (A)	34,559	8,745,501
Patterson Companies, Inc.	51,466	1,564,052
Progyny, Inc. (A)	22,002	1,298,118
R1 RCM, Inc. (A)	81,791	1,819,032
Tenet Healthcare Corp. (A)	63,194	4,233,366
		42,512,009
Life sciences tools and services – 1.7%
Bio-Techne Corp.	23,015	10,362,745
Medpace Holdings, Inc. (A)	16,391	2,895,142
Repligen Corp. (A)	30,216	6,031,718
Syneos Health, Inc. (A)	59,921	5,362,330
		24,651,935
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC (A)	35,563	6,317,411
Nektar Therapeutics (A)	107,883	1,851,272
		8,168,683
		147,379,029
Industrials – 17.0%
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	38,277	6,767,374
Curtiss-Wright Corp.	24,225	2,876,961
Hexcel Corp. (A)	49,573	3,093,355
Mercury Systems, Inc. (A)	33,234	2,202,750
		14,940,440
Air freight and logistics – 0.6%
XPO Logistics, Inc. (A)	60,156	8,415,223
Airlines – 0.2%
JetBlue Airways Corp. (A)	187,372	3,144,102
Building products – 1.9%
Builders FirstSource, Inc. (A)	122,573	5,228,964
Lennox International, Inc.	20,343	7,136,324
Owens Corning	61,816	6,051,786
Simpson Manufacturing Company, Inc.	25,701	2,838,418
Trex Company, Inc. (A)	68,266	6,977,468
		28,232,960
Commercial services and supplies – 1.7%
Clean Harbors, Inc. (A)	29,706	2,766,817
Healthcare Services Group, Inc.	44,214	1,395,836
Herman Miller, Inc.	34,915	1,645,893
IAA, Inc. (A)	79,742	4,349,129
KAR Auction Services, Inc. (A)	73,828	1,295,681
MSA Safety, Inc.	21,555	3,569,077
Stericycle, Inc. (A)	54,300	3,885,165
Tetra Tech, Inc.	32,050	3,911,382
The Brink's Company	29,442	2,262,323
		25,081,303
Construction and engineering – 1.3%
AECOM (A)	86,629	5,485,348
Dycom Industries, Inc. (A)	18,214	1,357,489
EMCOR Group, Inc.	32,284	3,977,066
Fluor Corp. (A)	74,439	1,317,570
MasTec, Inc. (A)	33,420	3,545,862
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Valmont Industries, Inc.	12,574	$2,968,093
		18,651,428
Electrical equipment – 1.6%
Acuity Brands, Inc.	21,129	3,951,757
EnerSys	25,346	2,477,065
Hubbell, Inc.	32,142	6,005,411
nVent Electric PLC	99,225	3,099,789
Regal Beloit Corp.	24,043	3,209,981
Sunrun, Inc. (A)	95,335	5,317,786
		24,061,789
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	30,885	5,910,771
Machinery – 5.0%
AGCO Corp.	36,563	4,767,084
Colfax Corp. (A)	69,809	3,197,950
Crane Company	29,379	2,713,738
Donaldson Company, Inc.	74,635	4,741,562
Flowserve Corp.	77,115	3,109,277
Graco, Inc.	100,264	7,589,985
ITT, Inc.	50,950	4,666,511
Kennametal, Inc.	49,470	1,776,962
Lincoln Electric Holdings, Inc.	35,232	4,640,407
Nordson Corp.	31,979	7,019,710
Oshkosh Corp.	40,605	5,061,007
Terex Corp.	41,305	1,966,944
The Middleby Corp. (A)	32,921	5,703,892
The Timken Company	40,467	3,261,236
The Toro Company	63,355	6,961,447
Trinity Industries, Inc.	47,878	1,287,439
Woodward, Inc.	34,695	4,263,322
		72,728,473
Marine – 0.1%
Kirby Corp. (A)	35,568	2,156,844
Professional services – 1.5%
ASGN, Inc. (A)	31,482	3,051,550
CACI International, Inc., Class A (A)	13,936	3,555,352
FTI Consulting, Inc. (A)	20,251	2,766,489
Insperity, Inc.	21,284	1,923,435
KBR, Inc.	83,643	3,190,980
ManpowerGroup, Inc.	32,266	3,836,750
Science Applications International Corp.	34,303	3,009,402
		21,333,958
Road and rail – 0.9%
Avis Budget Group, Inc. (A)	30,591	2,382,733
Knight-Swift Transportation Holdings, Inc.	72,477	3,294,804
Landstar System, Inc.	22,729	3,591,637
Ryder System, Inc.	31,878	2,369,492
Werner Enterprises, Inc.	33,760	1,502,995
		13,141,661
Trading companies and distributors – 0.8%
GATX Corp.	20,948	1,853,270
MSC Industrial Direct Company, Inc., Class A	27,809	2,495,302
Univar Solutions, Inc. (A)	100,354	2,446,631
Watsco, Inc.	19,477	5,582,887
		12,378,090
		250,177,042
Information technology – 13.6%
Communications equipment – 0.8%
Ciena Corp. (A)	91,700	5,216,813
Lumentum Holdings, Inc. (A)	44,914	3,684,295
NetScout Systems, Inc. (A)	43,644	1,245,600

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
ViaSat, Inc. (A)	40,276	$2,007,356
		12,154,064
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	43,889	4,995,885
Avnet, Inc.	58,881	2,359,950
Belden, Inc.	26,475	1,338,841
Cognex Corp.	104,509	8,783,981
Coherent, Inc. (A)	14,516	3,837,159
II-VI, Inc. (A)	62,066	4,505,371
Jabil, Inc.	79,247	4,605,836
Littelfuse, Inc.	14,531	3,702,353
National Instruments Corp.	77,879	3,292,724
SYNNEX Corp.	24,547	2,988,843
Vishay Intertechnology, Inc.	78,533	1,770,919
Vontier Corp.	99,887	3,254,318
		45,436,180
IT services – 1.6%
Alliance Data Systems Corp.	29,425	3,065,791
Concentrix Corp. (A)	24,642	3,962,434
Genpact, Ltd.	103,087	4,683,242
LiveRamp Holdings, Inc. (A)	40,484	1,896,675
MAXIMUS, Inc.	36,377	3,200,085
Sabre Corp. (A)	189,045	2,359,282
WEX, Inc. (A)	26,476	5,133,696
		24,301,205
Semiconductors and semiconductor equipment – 3.9%
Amkor Technology, Inc.	63,579	1,504,915
Brooks Automation, Inc.	43,966	4,189,080
Cirrus Logic, Inc. (A)	34,041	2,897,570
CMC Materials, Inc.	17,311	2,609,460
Cree, Inc. (A)	68,331	6,691,655
First Solar, Inc. (A)	50,329	4,555,278
Lattice Semiconductor Corp. (A)	80,806	4,539,681
MKS Instruments, Inc.	32,758	5,829,286
Semtech Corp. (A)	38,420	2,643,296
Silicon Laboratories, Inc. (A)	26,481	4,058,213
SolarEdge Technologies, Inc. (A)	30,757	8,500,312
Synaptics, Inc. (A)	20,831	3,240,887
Universal Display Corp.	25,385	5,643,847
		56,903,480
Software – 3.8%
ACI Worldwide, Inc. (A)	69,907	2,596,346
Aspen Technology, Inc. (A)	40,248	5,535,710
Blackbaud, Inc. (A)	28,889	2,212,031
CDK Global, Inc.	72,061	3,580,711
Ceridian HCM Holding, Inc. (A)	77,715	7,454,423
CommVault Systems, Inc. (A)	27,236	2,129,038
Envestnet, Inc. (A)	32,205	2,443,071
Fair Isaac Corp. (A)	17,029	8,560,138
j2 Global, Inc. (A)	25,111	3,454,018
Manhattan Associates, Inc. (A)	37,646	5,452,647
Paylocity Holding Corp. (A)	22,244	4,244,155
Qualys, Inc. (A)	19,920	2,005,745
Sailpoint Technologies Holdings, Inc. (A)	54,634	2,790,158
Teradata Corp. (A)	64,857	3,240,904
		55,699,095
Technology hardware, storage and peripherals – 0.4%
NCR Corp. (A)	77,461	3,532,996
Xerox Holdings Corp.	95,412	2,241,228
		5,774,224
		200,268,248
Materials – 6.0%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals – 2.5%
Ashland Global Holdings, Inc.	32,332	$2,829,050
Avient Corp.	54,026	2,655,918
Cabot Corp.	33,514	1,907,952
Ingevity Corp. (A)	23,687	1,927,174
Minerals Technologies, Inc.	19,960	1,570,253
NewMarket Corp.	4,333	1,395,139
Olin Corp.	84,790	3,922,385
RPM International, Inc.	76,639	6,796,347
Sensient Technologies Corp.	25,020	2,165,731
The Chemours Company	97,951	3,408,695
The Scotts Miracle-Gro Company	24,063	4,618,171
Valvoline, Inc.	107,154	3,478,219
		36,675,034
Construction materials – 0.2%
Eagle Materials, Inc.	25,079	3,563,977
Containers and packaging – 0.8%
AptarGroup, Inc.	38,887	5,476,845
Greif, Inc., Class A	15,696	950,393
Silgan Holdings, Inc.	46,384	1,924,936
Sonoco Products Company	59,539	3,983,159
		12,335,333
Metals and mining – 2.2%
Cleveland-Cliffs, Inc. (A)(B)	271,883	5,861,797
Commercial Metals Company	71,313	2,190,735
Compass Minerals International, Inc.	20,120	1,192,311
Reliance Steel & Aluminum Company	37,700	5,688,930
Royal Gold, Inc.	38,823	4,429,704
Steel Dynamics, Inc.	118,741	7,076,964
United States Steel Corp.	159,574	3,829,776
Worthington Industries, Inc.	20,696	1,266,181
		31,536,398
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	60,509	3,648,088
		87,758,830
Real estate – 9.1%
Equity real estate investment trusts – 8.7%
American Campus Communities, Inc.	81,583	3,811,558
Apartment Income REIT Corp.	92,803	4,401,646
Brixmor Property Group, Inc.	175,726	4,022,368
Camden Property Trust	57,805	7,668,989
CoreSite Realty Corp.	25,437	3,423,820
Corporate Office Properties Trust	66,470	1,860,495
Cousins Properties, Inc.	87,967	3,235,426
CyrusOne, Inc.	72,512	5,186,058
Douglas Emmett, Inc.	97,606	3,281,514
EastGroup Properties, Inc.	23,683	3,894,669
EPR Properties (A)	44,245	2,330,827
First Industrial Realty Trust, Inc.	76,412	3,990,999
Healthcare Realty Trust, Inc.	83,828	2,531,606
Highwoods Properties, Inc.	61,576	2,781,388
Hudson Pacific Properties, Inc.	89,326	2,485,049
JBG SMITH Properties	65,365	2,059,651
Kilroy Realty Corp.	62,708	4,366,985
Lamar Advertising Company, Class A	51,299	5,356,642
Life Storage, Inc.	45,480	4,882,278
Medical Properties Trust, Inc.	348,072	6,996,247
National Retail Properties, Inc.	103,901	4,870,879
National Storage Affiliates Trust	40,799	2,062,797
Omega Healthcare Investors, Inc.	139,276	5,054,326
Park Hotels & Resorts, Inc. (A)	139,945	2,884,266
Pebblebrook Hotel Trust	77,748	1,830,965
Physicians Realty Trust	127,506	2,355,036
PotlatchDeltic Corp.	39,673	2,108,620

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
PS Business Parks, Inc.	11,892	$1,760,967
Rayonier, Inc.	82,272	2,956,033
Rexford Industrial Realty, Inc.	79,332	4,517,957
Sabra Health Care REIT, Inc.	127,778	2,325,560
SL Green Realty Corp.	41,041	3,283,280
Spirit Realty Capital, Inc.	68,030	3,254,555
STORE Capital Corp.	144,060	4,971,511
The Macerich Company	98,989	1,806,549
Urban Edge Properties	65,096	1,243,334
Weingarten Realty Investors	70,993	2,276,746
		128,131,596
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	30,361	5,934,361
		134,065,957
Utilities – 3.1%
Electric utilities – 1.0%
ALLETE, Inc.	30,883	2,161,192
Hawaiian Electric Industries, Inc.	64,609	2,731,669
IDACORP, Inc.	29,893	2,914,568
OGE Energy Corp.	118,455	3,986,011
PNM Resources, Inc.	50,793	2,477,175
		14,270,615
Gas utilities – 1.2%
National Fuel Gas Company	53,952	2,818,992
New Jersey Resources Corp.	57,010	2,255,886
ONE Gas, Inc.	31,508	2,335,373
Southwest Gas Holdings, Inc.	34,323	2,271,839
Spire, Inc.	30,582	2,210,161
UGI Corp.	123,501	5,719,331
		17,611,582
Multi-utilities – 0.5%
Black Hills Corp.	37,205	2,441,764
MDU Resources Group, Inc.	119,059	3,731,309
NorthWestern Corp.	29,987	1,805,817
		7,978,890
Water utilities – 0.4%
Essential Utilities, Inc.	132,279	6,045,150
		45,906,237
TOTAL COMMON STOCKS (Cost $993,572,945)		$1,381,750,715
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.6%
U.S. Government – 1.6%
U.S. Cash Management Bill 0.013%, 09/21/2021 *	$23,000,000	$22,997,485
U.S. Government Agency – 3.2%
Federal Home Loan Bank Discount Note 0.003%, 07/06/2021 *	47,000,000	46,999,804
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.0324% (C)(D)	609,581	6,098,615
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $6,487,000 on 7-1-21, collateralized by $6,837,000 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $6,616,800)	$6,487,000	6,487,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,584,920)		$82,582,904
Total Investments (Mid Cap Index Trust) (Cost $1,076,157,865) – 99.7%		$1,464,333,619
Other assets and liabilities, net – 0.3%		4,451,737
TOTAL NET ASSETS – 100.0%		$1,468,785,356
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	306	Long	Sep 2021	$83,364,510	$82,387,440	$(977,070)
						$(977,070)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 8.6%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment – 3.8%
IronSource, Ltd., Class A (A)	664,068	$6,972,714

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Spotify Technology SA (A)	109,007	$30,041,239
		37,013,953
Interactive media and services – 4.8%
Match Group, Inc. (A)	159,716	25,754,205
Snap, Inc., Class A (A)	303,235	20,662,433
		46,416,638
		83,430,591
Consumer discretionary – 32.1%
Automobiles – 1.7%
Thor Industries, Inc.	142,691	16,124,083
Diversified consumer services – 3.6%
2U, Inc. (A)	284,284	11,846,114
Chegg, Inc. (A)	284,018	23,604,736
		35,450,850
Hotels, restaurants and leisure – 7.9%
Chipotle Mexican Grill, Inc. (A)	20,372	31,583,526
DraftKings, Inc., Class A (A)	477,352	24,903,454
Penn National Gaming, Inc. (A)	117,824	9,012,358
Planet Fitness, Inc., Class A (A)	152,165	11,450,416
		76,949,754
Household durables – 1.9%
Lennar Corp., A Shares	184,111	18,291,428
Internet and direct marketing retail – 2.9%
Coupang, Inc., A Shares (A)(B)	707,162	28,723,276
Leisure products – 1.5%
Polaris, Inc.	104,151	14,264,521
Multiline retail – 2.4%
Ollie's Bargain Outlet Holdings, Inc. (A)	275,775	23,200,951
Specialty retail – 6.0%
Five Below, Inc. (A)	114,872	22,201,311
Floor & Decor Holdings, Inc., Class A (A)	209,674	22,162,542
Ross Stores, Inc.	111,238	13,793,512
		58,157,365
Textiles, apparel and luxury goods – 4.2%
Lululemon Athletica, Inc. (A)	112,872	41,194,892
		312,357,120
Consumer staples – 2.5%
Beverages – 2.2%
The Boston Beer Company, Inc., Class A (A)	21,298	21,740,998
Household products – 0.3%
The Honest Company, Inc. (A)(B)	159,725	2,452,671
		24,193,669
Financials – 4.4%
Capital markets – 4.4%
Ares Management Corp., Class A	195,040	12,402,594
BowX Acquisition Corp., Class A (A)(C)	414,961	4,772,052
Soaring Eagle Acquisition Corp. (A)(C)	499,400	5,288,646
Tradeweb Markets, Inc., Class A	246,674	20,858,753
		43,322,045
Health care – 20.9%
Biotechnology – 3.1%
Apellis Pharmaceuticals, Inc. (A)	88,981	5,623,599
Ascendis Pharma A/S, ADR (A)	38,420	5,054,151
Exact Sciences Corp. (A)	105,833	13,156,100
Kodiak Sciences, Inc. (A)	70,109	6,520,137
		30,353,987
Health care equipment and supplies – 10.5%
ABIOMED, Inc. (A)	60,362	18,839,584
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Align Technology, Inc. (A)	67,017	$40,947,387
DexCom, Inc. (A)	65,236	27,855,772
Insulet Corp. (A)	53,282	14,626,442
		102,269,185
Health care providers and services – 1.8%
Oak Street Health, Inc. (A)	300,561	17,603,858
Health care technology – 3.0%
GoodRx Holdings, Inc., Class A (A)(C)	448,955	16,166,870
Multiplan Corp. (A)(C)	1,331,324	12,674,204
		28,841,074
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	82,792	12,237,486
Pharmaceuticals – 1.2%
Elanco Animal Health, Inc. (A)	280,582	9,733,390
Reata Pharmaceuticals, Inc., Class A (A)	16,478	2,332,131
		12,065,521
		203,371,111
Industrials – 7.7%
Commercial services and supplies – 1.6%
Copart, Inc. (A)	116,049	15,298,740
Machinery – 1.3%
The Middleby Corp. (A)	76,893	13,322,481
Professional services – 4.8%
CoStar Group, Inc. (A)	350,810	29,054,084
Leidos Holdings, Inc.	174,951	17,687,546
		46,741,630
		75,362,851
Information technology – 21.6%
Communications equipment – 1.6%
Arista Networks, Inc. (A)	42,034	15,229,339
IT services – 1.7%
MongoDB, Inc. (A)	46,006	16,632,089
Semiconductors and semiconductor equipment – 5.3%
Marvell Technology, Inc.	248,473	14,493,430
MKS Instruments, Inc.	62,549	11,130,595
SolarEdge Technologies, Inc. (A)	47,450	13,113,757
Universal Display Corp.	57,828	12,856,899
		51,594,681
Software – 13.0%
Fair Isaac Corp. (A)	52,302	26,291,169
Guidewire Software, Inc. (A)	171,064	19,282,334
MarkLogic Corp. (A)(D)	253,035	70,850
Paycom Software, Inc. (A)	60,925	22,144,410
Payoneer, Inc. (A)(B)	93,200	894,790
RingCentral, Inc., Class A (A)	84,074	24,430,223
Varonis Systems, Inc. (A)	271,007	15,615,423
Workday, Inc., Class A (A)	74,970	17,898,338
		126,627,537
		210,083,646
TOTAL COMMON STOCKS (Cost $700,640,209)		$952,121,033
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
One Kings Lane, Inc. (A)(D)	302,694	48,431
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(B)(D)	1,663,188	5,056,092
Lookout, Inc., Series F (A)(B)(D)	211,003	1,782,975
		6,839,067

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc., Series D1 (A)(B)(D)	44,123	$378,077
WeWork Companies, Inc., Series D2 (A)(B)(D)	81,039	694,400
		1,072,477
TOTAL PREFERRED SECURITIES (Cost $7,951,358)		$7,959,975
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 3.1%
John Hancock Collateral Trust, 0.0324% (E)(F)	2,996,018	29,973,961
Repurchase agreement – 1.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $13,800,019 on 7-1-21, collateralized by $13,567,217 Federal National Mortgage Association, 2.500% due 12-1-50 (valued at $14,076,000)	$13,800,000	13,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,774,462)		$43,773,961
Total Investments (Mid Cap Stock Trust) (Cost $752,366,029) – 103.1%		$1,003,854,969
Other assets and liabilities, net – (3.1%)		(30,378,760)
TOTAL NET ASSETS – 100.0%		$973,476,209
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.5%
Communication services – 4.7%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	7,310	$1,261,487
Media – 4.3%
DISH Network Corp., Class A (A)	92,816	3,879,709
Fox Corp., Class A	106,353	3,948,887
News Corp., Class A	562,162	14,486,915
Scholastic Corp.	114,471	4,337,306
ViacomCBS, Inc., Class B	49,362	2,231,162
		28,883,979
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	72,703	1,647,450
		31,792,916
Consumer discretionary – 2.7%
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services – 0.5%
Strategic Education, Inc.	44,075	$3,352,345
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	145,662	3,068,794
Household durables – 0.3%
Mohawk Industries, Inc. (A)	9,581	1,841,372
Multiline retail – 0.5%
Nordstrom, Inc. (A)	93,889	3,433,521
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	53,041	6,248,760
		17,944,792
Consumer staples – 8.4%
Beverages – 0.7%
Carlsberg A/S, Class B	23,386	4,364,200
Food and staples retailing – 1.4%
Sysco Corp.	122,711	9,540,780
Food products – 5.8%
Bunge, Ltd.	160,551	12,547,061
Campbell Soup Company	141,276	6,440,773
Flowers Foods, Inc.	563,284	13,631,473
The Kraft Heinz Company	147,059	5,997,066
		38,616,373
Household products – 0.5%
Kimberly-Clark Corp.	26,621	3,561,357
		56,082,710
Energy – 12.5%
Energy equipment and services – 2.6%
Frank's International NV (A)(B)	879,923	2,666,167
NOV, Inc. (A)	242,444	3,714,242
SEACOR Marine Holdings, Inc. (A)	98,958	436,405
TechnipFMC PLC (A)	902,858	8,170,865
Tidewater, Inc. (A)	195,514	2,355,944
		17,343,623
Oil, gas and consumable fuels – 9.9%
Cameco Corp.	557,369	10,690,337
Canadian Natural Resources, Ltd.	241,590	8,764,885
Chesapeake Energy Corp.	50,549	2,624,504
EQT Corp. (A)	783,636	17,443,737
Equitrans Midstream Corp.	525,939	4,475,741
Hess Corp.	35,311	3,083,357
Imperial Oil, Ltd.	528,268	16,059,347
NAC Kazatomprom JSC, GDR	117,790	3,415,941
		66,557,849
		83,901,472
Financials – 16.2%
Banks – 3.5%
Fifth Third Bancorp	344,783	13,181,054
Popular, Inc.	59,883	4,494,219
Westamerica Bancorporation	96,310	5,588,869
		23,264,142
Capital markets – 3.9%
Lazard, Ltd., Class A	109,351	4,948,133
Northern Trust Corp.	79,862	9,233,644
State Street Corp.	147,600	12,144,528
		26,326,305
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA	62,496	6,997,757
Insurance – 7.2%
Brighthouse Financial, Inc. (A)	128,985	5,873,977
Brown & Brown, Inc.	145,130	7,712,208
CNA Financial Corp.	159,545	7,257,702

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	62,221	$4,598,132
Loews Corp.	240,193	13,126,547
Marsh & McLennan Companies, Inc.	33,432	4,703,214
RenaissanceRe Holdings, Ltd.	34,049	5,067,172
		48,338,952
Thrifts and mortgage finance – 0.5%
Capitol Federal Financial, Inc.	298,563	3,517,072
		108,444,228
Health care – 16.5%
Biotechnology – 2.1%
ACADIA Pharmaceuticals, Inc. (A)	112,600	2,746,314
Alkermes PLC (A)	200,806	4,923,763
BioMarin Pharmaceutical, Inc. (A)	26,604	2,219,838
Galapagos NV (A)	23,562	1,629,094
Incyte Corp. (A)	24,038	2,022,317
Ionis Pharmaceuticals, Inc. (A)	13,324	531,494
		14,072,820
Health care equipment and supplies – 5.0%
Baxter International, Inc.	127,028	10,225,754
Dentsply Sirona, Inc.	154,242	9,757,349
Hologic, Inc. (A)	71,954	4,800,771
Zimmer Biomet Holdings, Inc.	56,240	9,044,517
		33,828,391
Health care providers and services – 8.3%
Cardinal Health, Inc.	286,942	16,381,519
Centene Corp. (A)	31,500	2,297,295
Covetrus, Inc. (A)	160,596	4,336,092
Fresenius Medical Care AG & Company KGaA	12,767	1,060,889
Fresenius Medical Care AG & Company KGaA, ADR	36,671	1,524,413
Fresenius SE & Company KGaA	43,713	2,281,376
Fresenius SE & Company KGaA, ADR	135,772	1,782,686
Patterson Companies, Inc.	329,430	10,011,378
Select Medical Holdings Corp.	369,994	15,635,946
		55,311,594
Pharmaceuticals – 1.1%
Perrigo Company PLC	165,346	7,581,114
		110,793,919
Industrials – 6.6%
Aerospace and defense – 2.6%
Rolls-Royce Holdings PLC (A)	2,343,804	3,208,705
Textron, Inc.	206,847	14,224,868
		17,433,573
Air freight and logistics – 0.9%
CH Robinson Worldwide, Inc.	61,541	5,764,545
Airlines – 0.4%
Southwest Airlines Company (A)	55,004	2,920,162
Commercial services and supplies – 0.4%
Cintas Corp.	6,472	2,472,304
Machinery – 1.8%
AGCO Corp.	21,336	2,781,788
CNH Industrial NV	60,041	1,003,886
PACCAR, Inc.	94,338	8,419,667
		12,205,341
Road and rail – 0.5%
JB Hunt Transport Services, Inc.	22,129	3,605,921
		44,401,846
Information technology – 2.4%
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 0.8%
National Instruments Corp.	132,985	$5,622,606
IT services – 0.4%
Cognizant Technology Solutions Corp., Class A	38,144	2,641,853
Semiconductors and semiconductor equipment – 1.2%
Applied Materials, Inc.	54,323	7,735,595
		16,000,054
Materials – 9.5%
Chemicals – 2.2%
Corteva, Inc.	192,053	8,517,551
PPG Industries, Inc.	15,761	2,675,745
Westlake Chemical Corp.	41,420	3,731,528
		14,924,824
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	218,008	7,597,579
Vulcan Materials Company	25,971	4,520,772
		12,118,351
Metals and mining – 5.5%
AngloGold Ashanti, Ltd., ADR	83,398	1,549,535
Centerra Gold, Inc.	66,796	507,059
Cia de Minas Buenaventura SAA, ADR (A)	495,853	4,487,470
Franco-Nevada Corp.	92,836	13,472,304
Freeport-McMoRan, Inc.	205,261	7,617,236
Fresnillo PLC	463,435	4,955,411
Gold Fields, Ltd., ADR	403,167	3,588,186
Newmont Corp.	4,900	310,562
		36,487,763
		63,530,938
Real estate – 6.1%
Equity real estate investment trusts – 5.9%
Apartment Income REIT Corp.	61,990	2,940,186
Apartment Investment and Management Company, Class A	417,176	2,799,251
Equity Commonwealth	101,907	2,669,963
Equity Residential	59,856	4,608,912
Rayonier, Inc.	284,394	10,218,276
Regency Centers Corp.	99,981	6,405,783
Weyerhaeuser Company	296,059	10,190,351
		39,832,722
Real estate management and development – 0.2%
The St. Joe Company	32,761	1,461,468
		41,294,190
Utilities – 6.9%
Electric utilities – 3.7%
FirstEnergy Corp.	398,318	14,821,413
PG&E Corp. (A)	1,011,699	10,288,979
		25,110,392
Gas utilities – 0.7%
National Fuel Gas Company	97,316	5,084,761
Independent power and renewable electricity producers – 1.2%
Vistra Corp.	426,620	7,913,801
Multi-utilities – 1.3%
CenterPoint Energy, Inc.	218,405	5,355,291
Consolidated Edison, Inc.	44,500	3,191,540
		8,546,831
		46,655,785
TOTAL COMMON STOCKS (Cost $464,575,186)		$620,842,850

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.1%
Consumer staples – 0.1%
Food products – 0.1%
Bunge, Ltd., 4.875%	8,102	$941,695
TOTAL PREFERRED SECURITIES (Cost $917,915)		$941,695
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,427,000	1,484,080
TOTAL CORPORATE BONDS (Cost $1,078,583)		$1,484,080
TERM LOANS (D) – 0.0%
Energy – 0.0%
Chesapeake Energy Corp., 2019 Last Out Term Loan 0.000%, 06/24/2024 (E)	55,000	88,000
TOTAL TERM LOANS (Cost $63,800)		$88,000
SHORT-TERM INVESTMENTS – 7.4%
Short-term funds – 7.4%
John Hancock Collateral Trust, 0.0324% (F)(G)	282,737	2,828,667
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	2,014,063	2,014,063
T. Rowe Price Government Reserve Fund, 0.0295% (F)	44,548,983	44,548,983
TOTAL SHORT-TERM INVESTMENTS (Cost $49,391,727)		$49,391,713
Total Investments (Mid Value Trust) (Cost $516,027,211) – 100.2%		$672,748,338
Other assets and liabilities, net – (0.2%)		(1,438,238)
TOTAL NET ASSETS – 100.0%		$671,310,100
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 2.7%
Hotels, restaurants and leisure – 2.7%
Casinos and gaming – 1.3%
Caesars Entertainment, Inc. (A)	45,675	$4,738,781
Hotels, resorts and cruise lines – 1.4%
Playa Hotels & Resorts NV (A)	723,783	5,377,708
		10,116,489
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 2.3%
Health care providers and services – 2.3%
Health care facilities – 2.3%
Brookdale Senior Living, Inc. (A)	491,232	$3,880,733
HCA Healthcare, Inc.	22,330	4,616,504
		8,497,237
Real estate – 94.5%
Equity real estate investment trusts – 91.2%
Health care REITs – 8.0%
Healthpeak Properties, Inc.	299,480	9,969,689
Welltower, Inc.	236,113	19,620,990
		29,590,679
Hotel and resort REITs – 3.0%
Pebblebrook Hotel Trust	240,171	5,656,027
Ryman Hospitality Properties, Inc. (A)	70,723	5,584,288
		11,240,315
Industrial REITs – 14.6%
First Industrial Realty Trust, Inc.	95,022	4,962,999
Innovative Industrial Properties, Inc.	20,666	3,947,619
Prologis, Inc.	291,673	34,863,674
Rexford Industrial Realty, Inc.	185,166	10,545,204
		54,319,496
Office REITs – 7.0%
Alexandria Real Estate Equities, Inc.	19,199	3,493,066
Douglas Emmett, Inc.	196,504	6,606,464
Kilroy Realty Corp.	89,740	6,249,494
SL Green Realty Corp.	119,006	9,520,480
		25,869,504
Residential REITs – 20.8%
American Homes 4 Rent, Class A	154,847	6,015,806
AvalonBay Communities, Inc.	74,867	15,623,994
Camden Property Trust	87,101	11,555,690
Independence Realty Trust, Inc.	452,122	8,242,184
Invitation Homes, Inc.	296,241	11,046,827
Sun Communities, Inc.	65,918	11,298,345
UDR, Inc.	282,464	13,835,087
		77,617,933
Retail REITs – 11.8%
Acadia Realty Trust	250,706	5,505,504
Brixmor Property Group, Inc.	657,381	15,047,451
Retail Opportunity Investments Corp.	396,734	7,006,322
Simon Property Group, Inc.	86,725	11,315,878
Weingarten Realty Investors	160,228	5,138,512
		44,013,667
Specialized REITs – 26.0%
American Tower Corp.	56,280	15,203,479
Crown Castle International Corp.	51,095	9,968,635
Equinix, Inc.	20,915	16,786,379
Extra Space Storage, Inc.	126,812	20,774,342
Life Storage, Inc.	111,921	12,014,719
PotlatchDeltic Corp.	74,785	3,974,823
Public Storage	19,255	5,789,786
VICI Properties, Inc.	401,302	12,448,388
		96,960,551
		339,612,145
Real estate management and development – 3.3%
Real estate services – 3.3%
Colliers International Group, Inc. (New York Stock Exchange)	55,860	6,255,203

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Jones Lang LaSalle, Inc. (A)	30,869	$6,033,655
		12,288,858
		351,901,003
TOTAL COMMON STOCKS (Cost $301,846,349)		$370,514,729
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	1,573,727	1,573,727
TOTAL SHORT-TERM INVESTMENTS (Cost $1,573,727)		$1,573,727
Total Investments (Real Estate Securities Trust) (Cost $303,420,076) – 99.9%		$372,088,456
Other assets and liabilities, net – 0.1%		235,099
TOTAL NET ASSETS – 100.0%		$372,323,555
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 15.3%
Entertainment – 0.5%
CTS Eventim AG & Company KGaA (A)	79,610	$4,972,961
Netflix, Inc. (A)	1,320	697,237
Take-Two Interactive Software, Inc. (A)	2,885	510,703
		6,180,901
Interactive media and services – 14.8%
Alphabet, Inc., Class A (A)	3,060	7,471,877
Alphabet, Inc., Class C (A)	25,283	63,367,289
Baidu, Inc., ADR (A)	50,029	10,200,913
Facebook, Inc., Class A (A)	168,957	58,748,038
Kanzhun, Ltd. (A)	16,204	642,489
Kuaishou Technology (A)(B)	13,100	329,455
Mail.Ru Group, Ltd., GDR (A)	642,468	14,605,071
Pinterest, Inc., Class A (A)	120,639	9,524,449
Snap, Inc., Class A (A)	73,810	5,029,413
Tencent Holdings, Ltd.	8,000	602,340
Zillow Group, Inc., Class A (A)	5,835	714,963
ZoomInfo Technologies, Inc., Class A (A)	34,170	1,782,649
		173,018,946
		179,199,847
Consumer discretionary – 23.8%
Auto components – 0.5%
Aptiv PLC (A)	16,685	2,625,051
Magna International, Inc.	32,215	2,984,398
		5,609,449
Automobiles – 0.8%
Ford Motor Company (A)	190,025	2,823,772
General Motors Company (A)	101,000	5,976,170
Tesla, Inc. (A)	1,005	683,099
		9,483,041
Hotels, restaurants and leisure – 2.8%
Airbnb, Inc., Class A (A)	119	18,224
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Booking Holdings, Inc. (A)	11,388	$24,917,969
Expedia Group, Inc. (A)	48,680	7,969,403
		32,905,596
Internet and direct marketing retail – 19.7%
Alibaba Group Holding, Ltd., ADR (A)	129,189	29,297,481
Amazon.com, Inc. (A)	19,422	66,814,782
boohoo Group PLC (A)	1,521,800	6,533,811
Coupang, Inc. (A)(C)	136,252	5,698,059
Deliveroo PLC (A)(B)	1,170,436	4,652,337
Delivery Hero SE (A)(B)	94,121	12,435,842
DoorDash, Inc., Class A (A)	34,590	6,168,435
Etsy, Inc. (A)	77,738	16,001,590
Naspers, Ltd., N Shares	39,178	8,260,559
Tongcheng-Elong Holdings, Ltd. (A)	2,114,400	5,291,604
Trip.com Group, Ltd., ADR (A)	829,503	29,414,176
Wayfair, Inc., Class A (A)(C)	20,888	6,594,550
Zalando SE (A)(B)	277,791	33,596,025
		230,759,251
		278,757,337
Health care – 0.7%
Health care equipment and supplies – 0.6%
Intuitive Surgical, Inc. (A)	7,959	7,319,415
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	3,775	1,173,836
		8,493,251
Industrials – 0.7%
Commercial services and supplies – 0.0%
Legalzoom.com, Inc. (A)	5,770	161,560
Electrical equipment – 0.1%
Array Technologies, Inc. (A)	46,323	722,639
Bloom Energy Corp., Class A (A)	2,970	79,804
		802,443
Road and rail – 0.6%
DiDi Chuxing, Inc. (A)(D)	9,513	497,701
Lyft, Inc., Class A (A)	118,905	7,191,374
		7,689,075
		8,653,078
Information technology – 55.2%
Communications equipment – 0.5%
Arista Networks, Inc. (A)	1,790	648,535
Cisco Systems, Inc.	85,795	4,547,135
F5 Networks, Inc. (A)	4,430	826,904
		6,022,574
Electronic equipment, instruments and components – 1.2%
Cognex Corp.	7,730	649,707
Flex, Ltd. (A)	112,955	2,018,506
IPG Photonics Corp. (A)	8,730	1,840,022
Samsung SDI Company, Ltd.	16,386	10,145,191
		14,653,426
IT services – 10.0%
Adyen NV (A)(B)	1,090	2,673,039
DXC Technology Company (A)	134,390	5,233,147
EPAM Systems, Inc. (A)	5,195	2,654,437
Fidelity National Information Services, Inc.	14,713	2,084,391
Fiserv, Inc. (A)	17,407	1,860,634
Global Payments, Inc.	9,946	1,865,273
Mastercard, Inc., Class A	19,580	7,148,462
MongoDB, Inc. (A)	51,995	18,797,232
Okta, Inc. (A)	6,985	1,709,090
PayPal Holdings, Inc. (A)	61,370	17,888,128
Shopify, Inc., Class A (A)	4,075	5,953,494

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Snowflake, Inc., Class A (A)	7,843	$1,896,437
Square, Inc., Class A (A)	53,295	12,993,321
Twilio, Inc., Class A (A)	49,450	19,491,212
VeriSign, Inc. (A)	14,982	3,411,252
Visa, Inc., Class A	36,909	8,630,062
Wix.com, Ltd. (A)	10,124	2,938,795
		117,228,406
Semiconductors and semiconductor equipment – 12.9%
Advanced Micro Devices, Inc. (A)	16,115	1,513,682
Advantest Corp.	17,100	1,535,354
Applied Materials, Inc.	140,742	20,041,661
Cree, Inc. (A)	12,010	1,176,139
Infineon Technologies AG	74,450	2,994,622
KLA Corp.	2,655	860,778
Lam Research Corp.	21,120	13,742,784
Micron Technology, Inc. (A)	359,523	30,552,265
NVIDIA Corp.	8,430	6,744,843
NXP Semiconductors NV	33,780	6,949,222
ON Semiconductor Corp. (A)	129,920	4,973,338
Qorvo, Inc. (A)	15,255	2,984,641
QUALCOMM, Inc.	67,620	9,664,927
SK Hynix, Inc.	63,941	7,216,928
Skyworks Solutions, Inc.	21,980	4,214,665
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,695	10,056,791
Teradyne, Inc.	32,460	4,348,342
Tokyo Electron, Ltd.	12,400	5,361,564
Xilinx, Inc.	111,396	16,112,317
		151,044,863
Software – 24.0%
Adobe, Inc. (A)	7,025	4,114,121
Alteryx, Inc., Class A (A)	22,325	1,920,397
Asana, Inc., Class A (A)	212,680	13,192,540
Autodesk, Inc. (A)	4,720	1,377,768
Box, Inc., Class A (A)	43,735	1,117,429
Citrix Systems, Inc.	213,251	25,007,945
Cloudflare, Inc., Class A (A)	7,690	813,910
Crowdstrike Holdings, Inc., Class A (A)	65,000	16,335,150
Datadog, Inc., Class A (A)	15,395	1,602,312
DocuSign, Inc. (A)	6,145	1,717,958
FireEye, Inc. (A)	31,500	636,930
Fortinet, Inc. (A)	22,805	5,431,923
HubSpot, Inc. (A)	40,928	23,849,564
Intuit, Inc.	27,129	13,297,822
KnowBe4, Inc., Class A (A)	9,849	307,978
McAfee Corp., Class A	180,926	5,069,547
Microsoft Corp.	157,633	42,702,780
Monday.com, Ltd. (A)(C)	1,972	440,919
NortonLifeLock, Inc.	171,540	4,669,319
Palo Alto Networks, Inc. (A)	13,035	4,836,637
Paycom Software, Inc. (A)	32,675	11,876,382
Procore Technologies, Inc. (A)	3,456	328,147
salesforce.com, Inc. (A)	173,394	42,354,952
SentinelOne, Inc., Class A (A)	14,578	619,565
Slack Technologies, Inc., Class A (A)	65,411	2,897,707
TeamViewer AG (A)(B)	159,929	6,006,442
UiPath, Inc., Class A (A)(C)	11,500	781,195
Varonis Systems, Inc. (A)	43,350	2,497,827
Workday, Inc., Class A (A)	36,120	8,623,289
Zoom Video Communications, Inc., Class A (A)	57,609	22,296,411
Zscaler, Inc. (A)	65,592	14,171,808
		280,896,674
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	158,705	$21,736,237
HP, Inc.	48,975	1,478,555
Pure Storage, Inc., Class A (A)	907,249	17,718,573
Samsung Electronics Company, Ltd.	304,625	21,806,924
Seagate Technology Holdings PLC	60,365	5,307,894
Western Digital Corp. (A)	126,940	9,034,320
		77,082,503
		646,928,446
TOTAL COMMON STOCKS (Cost $856,806,172)		$1,122,031,959
SHORT-TERM INVESTMENTS – 5.1%
Short-term funds – 3.4%
John Hancock Collateral Trust, 0.0324% (E)(F)	969,251	9,696,971
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	483,827	483,827
T. Rowe Price Government Reserve Fund, 0.0295% (E)	29,834,099	29,834,099
		40,014,897
Repurchase agreement – 1.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $19,536,000 on 7-1-21, collateralized by $19,914,000 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $19,926,760)	$19,536,000	19,536,000
TOTAL SHORT-TERM INVESTMENTS (Cost $59,551,122)		$59,550,897
Total Investments (Science & Technology Trust) (Cost $916,357,294) – 100.8%		$1,181,582,856
Other assets and liabilities, net – (0.8%)		(9,129,922)
TOTAL NET ASSETS – 100.0%		$1,172,452,934
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 3.4%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,677	$160,593
ATN International, Inc.	2,631	119,684
Bandwidth, Inc., Class A (A)	5,146	709,736
Cincinnati Bell, Inc. (A)	11,437	176,359

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cogent Communications Holdings, Inc.	9,457	$727,149
Consolidated Communications Holdings, Inc. (A)	16,972	149,184
Globalstar, Inc. (A)	137,268	244,337
IDT Corp., Class B (A)	4,712	174,156
Iridium Communications, Inc. (A)	26,740	1,069,333
Liberty Latin America, Ltd., Class A (A)	14,142	196,008
Liberty Latin America, Ltd., Class C (A)	30,535	430,544
Ooma, Inc. (A)	5,439	102,580
ORBCOMM, Inc. (A)	17,264	194,047
Radius Global Infrastructure, Inc., Class A (A)	10,347	150,032
		4,603,742
Entertainment – 1.1%
AMC Entertainment Holdings, Inc., Class A (A)	91,052	5,160,819
Chicken Soup For The Soul Entertainment, Inc. (A)	2,914	120,640
Cinemark Holdings, Inc. (A)	24,204	531,278
CuriosityStream, Inc. (A)	6,306	86,014
Eros STX Global Corp. (A)	74,257	113,613
IMAX Corp. (A)	11,206	240,929
Liberty Media Corp.-Liberty Braves, Class A (A)	4,756	134,214
Liberty Media Corp.-Liberty Braves, Class C (A)	6,158	171,008
Lions Gate Entertainment Corp., Class A (A)	12,147	251,443
Lions Gate Entertainment Corp., Class B (A)	26,773	489,946
Madison Square Garden Entertainment Corp. (A)	4,238	355,865
The Marcus Corp. (A)(B)	5,578	118,309
		7,774,078
Interactive media and services – 0.5%
CarGurus, Inc. (A)	20,847	546,817
Cars.com, Inc. (A)	15,423	221,012
Eventbrite, Inc., Class A (A)	16,840	319,960
EverQuote, Inc., Class A (A)	4,383	143,236
FuboTV, Inc. (A)	29,460	945,961
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,825	72,548
MediaAlpha, Inc., Class A (A)	4,652	195,849
QuinStreet, Inc. (A)	11,322	210,363
TrueCar, Inc. (A)	23,229	131,244
Yelp, Inc. (A)	16,088	642,876
		3,429,866
Media – 1.0%
Advantage Solutions, Inc. (A)	17,149	185,038
AMC Networks, Inc., Class A (A)	6,495	433,866
Audacy, Inc. (A)	27,481	118,443
Boston Omaha Corp., Class A (A)	4,112	130,392
Cardlytics, Inc. (A)	7,166	909,580
Clear Channel Outdoor Holdings, Inc. (A)	83,003	219,128
comScore, Inc. (A)	17,910	89,550
Daily Journal Corp. (A)	288	97,488
Entravision Communications Corp., Class A	15,125	101,035
Gannett Company, Inc. (A)	32,687	179,452
Gray Television, Inc.	19,143	447,946
iHeartMedia, Inc., Class A (A)	25,005	673,385
John Wiley & Sons, Inc., Class A	9,378	564,368
Loral Space & Communications, Inc.	3,096	120,280
MDC Partners, Inc., Class A (A)	16,171	94,600
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Meredith Corp. (A)	8,916	$387,311
MSG Networks, Inc., Class A (A)	7,318	106,696
National CineMedia, Inc.	16,122	81,739
Scholastic Corp.	6,537	247,687
Sinclair Broadcast Group, Inc., Class A	10,511	349,175
TechTarget, Inc. (A)	5,693	441,151
TEGNA, Inc.	49,001	919,259
The EW Scripps Company, Class A	13,063	266,355
WideOpenWest, Inc. (A)	11,884	246,118
		7,410,042
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	13,701	155,917
Shenandoah Telecommunications Company	10,920	529,729
Telephone & Data Systems, Inc.	22,299	505,295
United States Cellular Corp. (A)	3,345	121,457
		1,312,398
		24,530,126
Consumer discretionary – 11.4%
Auto components – 1.3%
Adient PLC (A)	21,170	956,884
American Axle & Manufacturing Holdings, Inc. (A)	25,342	262,290
Cooper-Standard Holdings, Inc. (A)	3,998	115,942
Dana, Inc.	32,401	769,848
Dorman Products, Inc. (A)	5,941	615,903
Fox Factory Holding Corp. (A)	9,440	1,469,430
Gentherm, Inc. (A)	7,446	529,038
LCI Industries	5,514	724,650
Modine Manufacturing Company (A)	11,609	192,593
Motorcar Parts of America, Inc. (A)	4,915	110,293
Patrick Industries, Inc.	5,131	374,563
Standard Motor Products, Inc.	4,542	196,896
Stoneridge, Inc. (A)	5,928	174,876
Tenneco, Inc., Class A (A)	15,874	306,686
The Goodyear Tire & Rubber Company (A)	61,668	1,057,606
Visteon Corp. (A)	6,179	747,288
XL Fleet Corp. (A)	9,103	75,828
XPEL, Inc. (A)	4,027	337,744
		9,018,358
Automobiles – 0.3%
Arcimoto, Inc. (A)	6,538	112,388
Canoo, Inc. (A)(B)	18,197	180,878
Fisker, Inc. (A)	35,599	686,349
Lordstown Motors Corp., Class A (A)(B)	25,359	280,471
Winnebago Industries, Inc.	7,208	489,856
Workhorse Group, Inc. (A)(B)	27,945	463,608
		2,213,550
Distributors – 0.1%
Core-Mark Holding Company, Inc.	10,056	452,621
Funko, Inc., Class A (A)	6,118	130,191
		582,812
Diversified consumer services – 0.6%
2U, Inc. (A)	16,160	673,387
Adtalem Global Education, Inc. (A)	11,105	395,782
American Public Education, Inc. (A)	4,498	127,473
Carriage Services, Inc.	4,133	152,797
Coursera, Inc. (A)	2,731	108,038
Graham Holdings Company, Class B	847	536,913
Houghton Mifflin Harcourt Company (A)	28,740	317,290
Laureate Education, Inc., Class A (A)	24,060	349,111
OneSpaWorld Holdings, Ltd. (A)	12,883	124,836
Perdoceo Education Corp. (A)	16,311	200,136

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Strategic Education, Inc.	5,551	$422,209
Stride, Inc. (A)	9,099	292,351
Vivint Smart Home, Inc. (A)	20,881	275,629
WW International, Inc. (A)	11,836	427,753
		4,403,705
Hotels, restaurants and leisure – 2.3%
Accel Entertainment, Inc. (A)	13,125	155,794
Bally's Corp. (A)	7,309	395,490
BJ's Restaurants, Inc. (A)	5,247	257,838
Bloomin' Brands, Inc. (A)	19,973	542,067
Bluegreen Vacations Holding Corp. (A)	4,507	81,126
Brinker International, Inc. (A)	10,175	629,324
Century Casinos, Inc. (A)	6,753	90,693
Chuy's Holdings, Inc. (A)	4,706	175,346
Cracker Barrel Old Country Store, Inc.	5,315	789,065
Dave & Buster's Entertainment, Inc. (A)	9,749	395,809
Del Taco Restaurants, Inc.	8,214	82,222
Denny's Corp. (A)	14,832	244,580
Dine Brands Global, Inc. (A)	3,625	323,531
Drive Shack, Inc. (A)	20,490	67,822
El Pollo Loco Holdings, Inc. (A)	5,199	95,090
Everi Holdings, Inc. (A)	18,711	466,652
Fiesta Restaurant Group, Inc. (A)	4,753	63,833
Full House Resorts, Inc. (A)	8,237	81,876
GAN, Ltd. (A)(B)	9,407	154,651
Golden Entertainment, Inc. (A)	3,892	174,362
Golden Nugget Online Gaming, Inc. (A)	7,654	97,665
Hilton Grand Vacations, Inc. (A)	19,070	789,307
International Game Technology PLC (A)	22,260	533,350
Jack in the Box, Inc.	5,174	576,591
Lindblad Expeditions Holdings, Inc. (A)	7,333	117,401
Monarch Casino & Resort, Inc. (A)	3,054	202,083
NeoGames SA (A)	1,260	77,452
Noodles & Company (A)	10,109	126,160
Papa John's International, Inc.	7,442	777,242
PlayAGS, Inc. (A)	6,792	67,241
RCI Hospitality Holdings, Inc.	1,994	132,003
Red Robin Gourmet Burgers, Inc. (A)	3,708	122,772
Red Rock Resorts, Inc., Class A (A)	13,833	587,903
Rush Street Interactive, Inc. (A)	12,065	147,917
Ruth's Hospitality Group, Inc. (A)	7,936	182,766
Scientific Games Corp. (A)	21,522	1,666,664
SeaWorld Entertainment, Inc. (A)	11,487	573,661
Shake Shack, Inc., Class A (A)	8,380	896,828
Texas Roadhouse, Inc.	15,661	1,506,588
The Cheesecake Factory, Inc. (A)	9,765	529,068
Wingstop, Inc.	6,688	1,054,229
		16,032,062
Household durables – 1.8%
Aterian, Inc. (A)	4,727	69,156
Bassett Furniture Industries, Inc.	2,530	61,606
Beazer Homes USA, Inc. (A)	6,761	130,420
Cavco Industries, Inc. (A)	2,093	465,044
Century Communities, Inc.	6,730	447,814
Ethan Allen Interiors, Inc.	5,413	149,399
Flexsteel Industries, Inc.	1,760	71,086
GoPro, Inc., Class A (A)	27,742	323,194
Green Brick Partners, Inc. (A)	7,139	162,341
Hamilton Beach Brands Holding Company, Class B	1,197	26,657
Helen of Troy, Ltd. (A)	5,437	1,240,288
Hooker Furniture Corp.	3,165	109,636
Hovnanian Enterprises, Inc., Class A (A)	1,174	124,784
Installed Building Products, Inc.	5,343	653,769
iRobot Corp. (A)	6,228	581,633
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
KB Home	19,927	$811,427
La-Z-Boy, Inc.	10,258	379,956
LGI Homes, Inc. (A)	4,969	804,680
M/I Homes, Inc. (A)	6,303	369,797
MDC Holdings, Inc.	12,756	645,454
Meritage Homes Corp. (A)	8,328	783,498
Purple Innovation, Inc. (A)	11,331	299,252
Skyline Champion Corp. (A)	11,906	634,590
Sonos, Inc. (A)	26,920	948,392
Taylor Morrison Home Corp. (A)	27,676	731,200
The Lovesac Company (A)	2,906	231,870
Tri Pointe Homes, Inc. (A)	26,187	561,187
Tupperware Brands Corp. (A)	11,300	268,375
Universal Electronics, Inc. (A)	3,182	154,327
Vuzix Corp. (A)	13,223	242,642
		12,483,474
Internet and direct marketing retail – 0.8%
1-800-Flowers.com, Inc., Class A (A)	5,957	189,850
CarParts.com, Inc. (A)	10,797	219,827
Groupon, Inc. (A)	5,250	226,590
Lands' End, Inc. (A)	3,318	136,204
Liquidity Services, Inc. (A)	5,988	152,395
Magnite, Inc. (A)	23,539	796,560
Overstock.com, Inc. (A)	9,613	886,319
PetMed Express, Inc.	4,673	148,835
Porch Group, Inc. (A)	3,729	72,119
Quotient Technology, Inc. (A)	20,072	216,978
Revolve Group, Inc. (A)	8,037	553,749
Shutterstock, Inc.	5,222	512,644
Stamps.com, Inc. (A)	3,981	797,354
Stitch Fix, Inc., Class A (A)	13,224	797,407
The RealReal, Inc. (A)	17,749	350,720
		6,057,551
Leisure products – 0.6%
Acushnet Holdings Corp.	7,586	374,748
American Outdoor Brands, Inc. (A)	3,430	120,530
AMMO, Inc. (A)	15,365	150,423
Callaway Golf Company (A)	25,808	870,504
Clarus Corp.	5,851	150,371
Genius Brands International, Inc. (A)	65,366	120,273
Johnson Outdoors, Inc., Class A	1,209	146,289
Latham Group, Inc. (A)	5,251	167,822
Malibu Boats, Inc., Class A (A)	4,701	344,724
MasterCraft Boat Holdings, Inc. (A)	4,730	124,352
Nautilus, Inc. (A)(B)	6,915	116,518
Smith & Wesson Brands, Inc.	11,832	410,570
Sturm Ruger & Company, Inc.	3,719	334,636
Vista Outdoor, Inc. (A)	12,980	600,714
		4,032,474
Multiline retail – 0.3%
Big Lots, Inc.	7,777	513,360
Dillard's, Inc., Class A	1,409	254,860
Franchise Group, Inc.	6,559	231,336
Macy's, Inc. (A)	70,165	1,330,328
		2,329,884
Specialty retail – 2.6%
Abercrombie & Fitch Company, Class A (A)	13,673	634,837
Academy Sports & Outdoors, Inc. (A)	13,883	572,535
American Eagle Outfitters, Inc.	33,819	1,269,227
America's Car-Mart, Inc. (A)	1,421	201,384
Asbury Automotive Group, Inc. (A)	4,333	742,546
At Home Group, Inc. (A)	14,701	541,585
Barnes & Noble Education, Inc. (A)	9,565	68,964

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Bed Bath & Beyond, Inc. (A)	24,572	$818,002
Big 5 Sporting Goods Corp.	4,887	125,498
Blink Charging Company (A)(B)	8,260	340,064
Boot Barn Holdings, Inc. (A)	6,413	539,013
Caleres, Inc.	8,371	228,445
Camping World Holdings, Inc., Class A	9,582	392,766
Chico's FAS, Inc. (A)	27,511	181,022
Citi Trends, Inc. (A)	2,041	177,567
Conn's, Inc. (A)	4,183	106,667
Designer Brands, Inc., Class A (A)	13,521	223,773
Genesco, Inc. (A)	3,333	212,245
Group 1 Automotive, Inc.	3,944	609,072
GrowGeneration Corp. (A)	12,198	586,724
Guess?, Inc.	9,027	238,313
Haverty Furniture Companies, Inc.	3,986	170,441
Hibbett, Inc. (A)	3,691	330,824
Kirkland's, Inc. (A)	3,481	79,645
Lumber Liquidators Holdings, Inc. (A)	6,685	141,054
MarineMax, Inc. (A)	4,881	237,900
Monro, Inc.	7,516	477,341
Murphy USA, Inc.	5,628	750,606
National Vision Holdings, Inc. (A)	18,351	938,287
OneWater Marine, Inc., Class A	2,544	106,924
Party City Holdco, Inc. (A)	24,992	233,175
Rent-A-Center, Inc.	14,803	785,595
Sally Beauty Holdings, Inc. (A)	25,363	559,761
Shift Technologies, Inc. (A)	14,869	127,576
Shoe Carnival, Inc.	2,026	145,041
Signet Jewelers, Ltd. (A)	11,679	943,546
Sleep Number Corp. (A)	5,341	587,243
Sonic Automotive, Inc., Class A	4,995	223,476
Sportsman's Warehouse Holdings, Inc. (A)	10,036	178,340
The Aaron's Company, Inc.	7,691	246,035
The Buckle, Inc.	6,673	331,982
The Cato Corp., Class A	5,115	86,290
The Children's Place, Inc. (A)	3,156	293,697
The Container Store Group, Inc. (A)	7,549	98,439
The ODP Corp. (A)	10,923	524,413
Tilly's, Inc., Class A	5,797	92,636
TravelCenters of America, Inc. (A)	3,181	93,012
Urban Outfitters, Inc. (A)	15,279	629,800
Winmark Corp.	839	161,155
Zumiez, Inc. (A)	4,940	242,011
		18,626,494
Textiles, apparel and luxury goods – 0.7%
Crocs, Inc. (A)	14,433	1,681,733
Fossil Group, Inc. (A)	10,919	155,923
G-III Apparel Group, Ltd. (A)	9,967	327,516
Kontoor Brands, Inc.	11,574	652,889
Movado Group, Inc.	3,723	117,163
Oxford Industries, Inc.	3,635	359,283
PLBY Group, Inc. (A)	2,522	98,081
Rocky Brands, Inc.	1,701	94,576
Steven Madden, Ltd.	18,278	799,845
Unifi, Inc. (A)	3,265	79,535
Vera Bradley, Inc. (A)	6,816	84,450
Wolverine World Wide, Inc.	18,196	612,113
		5,063,107
		80,843,471
Consumer staples – 3.0%
Beverages – 0.3%
Celsius Holdings, Inc. (A)	10,245	779,542
Coca-Cola Consolidated, Inc.	1,062	427,062
Duckhorn Portfolio, Inc. (A)	4,417	97,439
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc.	3,195	$216,110
National Beverage Corp.	5,302	250,413
NewAge, Inc. (A)	32,864	73,287
Primo Water Corp.	34,723	580,916
		2,424,769
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	30,519	1,452,094
Ingles Markets, Inc., Class A	3,658	213,152
Performance Food Group Company (A)	29,525	1,431,667
PriceSmart, Inc.	5,226	475,618
Rite Aid Corp. (A)	12,403	202,169
SpartanNash Company	8,716	168,306
Sprouts Farmers Market, Inc. (A)	27,033	671,770
The Andersons, Inc.	7,339	224,060
The Chefs' Warehouse, Inc. (A)	7,249	230,736
United Natural Foods, Inc. (A)	12,460	460,771
Weis Markets, Inc.	4,289	221,570
		5,751,913
Food products – 1.0%
AppHarvest, Inc. (A)	10,943	175,088
B&G Foods, Inc. (B)	14,257	467,630
Calavo Growers, Inc.	3,867	245,245
Cal-Maine Foods, Inc.	8,109	293,627
Fresh Del Monte Produce, Inc.	7,682	252,584
Hostess Brands, Inc. (A)	29,342	475,047
J&J Snack Foods Corp.	3,300	575,553
John B. Sanfilippo & Son, Inc.	2,101	186,086
Lancaster Colony Corp.	4,198	812,355
Landec Corp. (A)	7,638	85,928
Limoneira Company	4,742	83,222
Mission Produce, Inc. (A)	8,466	175,331
Sanderson Farms, Inc.	4,544	854,136
Seneca Foods Corp., Class A (A)	1,677	85,661
Tattooed Chef, Inc. (A)	10,537	226,019
The Simply Good Foods Company (A)	19,141	698,838
Tootsie Roll Industries, Inc.	3,555	120,550
TreeHouse Foods, Inc. (A)	11,541	513,805
Utz Brands, Inc.	13,199	287,606
Vital Farms, Inc. (A)	5,788	115,528
Whole Earth Brands, Inc. (A)	9,140	132,530
		6,862,369
Household products – 0.3%
Central Garden & Pet Company (A)	3,856	204,098
Central Garden & Pet Company, Class A (A)	7,237	349,547
Energizer Holdings, Inc.	15,264	656,047
WD-40 Company	3,054	782,710
		1,992,402
Personal products – 0.5%
Beauty Health Company (A)	10,649	178,903
BellRing Brands, Inc., Class A (A)	8,975	281,277
Edgewell Personal Care Company	12,140	532,946
elf Beauty, Inc. (A)	10,344	280,736
Inter Parfums, Inc.	4,097	294,984
Medifast, Inc.	2,599	735,465
Nu Skin Enterprises, Inc., Class A	11,157	632,044
The Honest Company, Inc. (A)	6,270	101,511
USANA Health Sciences, Inc. (A)	2,856	292,540
Veru, Inc. (A)	14,697	118,605
		3,449,011
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	34,947	161,805
Turning Point Brands, Inc.	3,392	155,252

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	5,406	$307,980
Vector Group, Ltd.	32,219	455,577
		1,080,614
		21,561,078
Energy – 4.1%
Energy equipment and services – 0.9%
Archrock, Inc.	29,448	262,382
Aspen Aerogels, Inc. (A)	5,320	159,174
Cactus, Inc., Class A	12,139	445,744
ChampionX Corp. (A)	45,292	1,161,740
DMC Global, Inc. (A)	4,252	239,005
Dril-Quip, Inc. (A)	7,651	258,833
Frank's International NV (A)	39,231	118,870
FTS International, Inc., Class A (A)	2,125	60,116
Helix Energy Solutions Group, Inc. (A)	32,463	185,364
Helmerich & Payne, Inc.	23,052	752,187
Liberty Oilfield Services, Inc., Class A (A)	19,429	275,115
Nabors Industries, Ltd. (A)	1,603	183,127
National Energy Services Reunited Corp. (A)	6,826	97,271
Newpark Resources, Inc. (A)	22,757	78,739
NexTier Oilfield Solutions, Inc. (A)	39,608	188,534
Oceaneering International, Inc. (A)	22,439	349,375
Oil States International, Inc. (A)	14,787	116,078
Patterson-UTI Energy, Inc.	41,948	416,963
ProPetro Holding Corp. (A)	19,638	179,884
RPC, Inc. (A)	15,573	77,086
Select Energy Services, Inc., Class A (A)	14,691	88,734
Solaris Oilfield Infrastructure, Inc., Class A	8,424	82,050
TETRA Technologies, Inc. (A)	28,514	123,751
Tidewater, Inc. (A)	9,600	115,680
U.S. Silica Holdings, Inc. (A)	16,613	192,046
		6,207,848
Oil, gas and consumable fuels – 3.2%
Aemetis, Inc. (A)	5,544	61,926
Alto Ingredients, Inc. (A)	16,898	103,247
Antero Resources Corp. (A)	63,958	961,289
Arch Resources, Inc. (A)	3,352	190,997
Berry Corp.	16,212	108,945
Bonanza Creek Energy, Inc.	6,802	320,170
Brigham Minerals, Inc., Class A	10,176	216,647
California Resources Corp. (A)	18,738	564,763
Callon Petroleum Company (A)	8,919	514,537
Centennial Resource Development, Inc., Class A (A)	40,691	275,885
Centrus Energy Corp., Class A (A)	2,443	62,003
Chesapeake Energy Corp.	21,973	1,140,838
Clean Energy Fuels Corp. (A)	31,377	318,477
CNX Resources Corp. (A)	48,372	660,762
Comstock Resources, Inc. (A)	21,102	140,750
CONSOL Energy, Inc. (A)	7,895	145,821
Contango Oil & Gas Company (A)(B)	33,907	146,478
CVR Energy, Inc.	6,645	119,344
Delek US Holdings, Inc.	14,865	321,381
Denbury, Inc. (A)	11,282	866,232
DHT Holdings, Inc.	32,035	207,907
Diamond S Shipping, Inc. (A)	7,841	78,096
Dorian LPG, Ltd. (A)	6,940	97,993
Earthstone Energy, Inc., Class A (A)	6,138	67,948
Energy Fuels, Inc. (A)(B)	32,193	194,768
Equitrans Midstream Corp.	91,765	780,920
Extraction Oil & Gas, Inc. (A)	3,565	195,754
Frontline, Ltd. (B)	26,873	241,857
Gevo, Inc. (A)	43,949	319,509
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Golar LNG, Ltd. (A)	23,188	$307,241
Green Plains, Inc. (A)	9,632	323,828
International Seaways, Inc.	5,739	110,074
Kosmos Energy, Ltd. (A)	91,495	316,573
Laredo Petroleum, Inc. (A)	2,850	264,452
Magnolia Oil & Gas Corp., Class A (A)	31,325	489,610
Matador Resources Company	24,811	893,444
Meta Materials, Inc. (A)	14,348	107,463
Murphy Oil Corp.	32,741	762,210
Nordic American Tankers, Ltd.	36,194	118,716
Northern Oil and Gas, Inc.	10,846	225,271
Oasis Petroleum, Inc.	4,498	452,274
Ovintiv, Inc.	58,589	1,843,796
Par Pacific Holdings, Inc. (A)	10,445	175,685
PBF Energy, Inc., Class A (A)	21,711	332,178
PDC Energy, Inc.	22,272	1,019,835
Peabody Energy Corp. (A)	15,741	124,826
Penn Virginia Corp. (A)	3,720	87,829
Range Resources Corp. (A)	53,434	895,554
Renewable Energy Group, Inc. (A)	10,021	624,709
REX American Resources Corp. (A)	1,296	116,873
Riley Exploration Permian, Inc. (B)	2,085	60,423
Scorpio Tankers, Inc.	11,047	243,586
SFL Corp., Ltd.	24,886	190,378
SM Energy Company	26,077	642,277
Southwestern Energy Company (A)	151,353	858,172
Talos Energy, Inc. (A)	8,521	133,268
Teekay Corp. (A)	18,339	68,221
Teekay Tankers, Ltd., Class A (A)	5,695	82,122
Tellurian, Inc. (A)	71,445	332,219
Uranium Energy Corp. (A)(B)	49,535	131,763
Ur-Energy, Inc. (A)	46,463	65,048
Vine Energy, Inc., Class A (A)	5,016	78,199
W&T Offshore, Inc. (A)	22,279	108,053
Whiting Petroleum Corp. (A)	8,776	478,731
World Fuel Services Corp.	13,970	443,268
		22,933,413
		29,141,261
Financials – 14.1%
Banks – 7.4%
1st Source Corp.	3,224	149,787
Allegiance Bancshares, Inc.	4,435	170,481
Altabancorp	4,171	180,646
Amerant Bancorp, Inc. (A)	4,877	104,270
American National Bankshares, Inc.	3,279	101,944
Ameris Bancorp	14,870	752,868
Arrow Financial Corp.	3,605	129,600
Associated Banc-Corp.	32,964	675,103
Atlantic Capital Bancshares, Inc. (A)	4,919	125,238
Atlantic Union Bankshares Corp.	17,347	628,308
Banc of California, Inc.	10,260	179,960
BancFirst Corp.	3,712	231,740
BancorpSouth Bank	22,350	633,176
Bank First Corp.	1,558	108,702
Bank of Marin Bancorp	3,661	116,786
BankUnited, Inc.	20,300	866,607
Banner Corp.	7,580	410,912
Bar Harbor Bankshares	4,123	118,000
Berkshire Hills Bancorp, Inc.	11,378	311,871
Blue Ridge Bankshares, Inc.	5,883	103,070
Boston Private Financial Holdings, Inc.	18,490	272,728
Brookline Bancorp, Inc.	17,621	263,434
Bryn Mawr Bank Corp.	4,411	186,100
Business First Bancshares, Inc.	5,069	116,334
Byline Bancorp, Inc.	5,920	133,970

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cadence BanCorp	27,551	$575,265
Cambridge Bancorp	1,581	131,207
Camden National Corp.	3,494	166,873
Capital City Bank Group, Inc.	4,183	107,880
Capstar Financial Holdings, Inc.	5,458	111,889
Carter Bankshares, Inc. (A)	7,077	88,533
Cathay General Bancorp	16,484	648,810
CBTX, Inc.	4,238	115,740
Central Pacific Financial Corp.	6,333	165,038
Century Bancorp, Inc., Class A	791	90,174
CIT Group, Inc.	21,962	1,133,020
Citizens & Northern Corp.	4,341	106,355
City Holding Company	3,008	226,322
Civista Bancshares, Inc.	5,029	111,141
CNB Financial Corp.	4,957	113,119
Coastal Financial Corp. (A)	2,697	77,026
Columbia Banking System, Inc.	15,621	602,346
Community Bank System, Inc.	11,523	871,715
Community Trust Bancorp, Inc.	3,551	143,389
ConnectOne Bancorp, Inc.	8,140	213,024
CrossFirst Bankshares, Inc. (A)	11,174	153,643
Customers Bancorp, Inc. (A)	6,549	255,346
CVB Financial Corp.	27,681	569,952
Dime Community Bancshares, Inc.	7,762	260,958
Eagle Bancorp, Inc.	6,613	370,857
Eastern Bankshares, Inc.	37,845	778,472
Enterprise Financial Services Corp.	6,152	285,391
Equity Bancshares, Inc., Class A (A)	3,675	112,051
Farmers National Banc Corp.	7,456	115,643
FB Financial Corp.	7,304	272,585
Financial Institutions, Inc.	4,351	130,530
First Bancorp (North Carolina)	6,219	254,419
First Bancorp (Puerto Rico)	47,596	567,344
First Bank	5,943	80,468
First Busey Corp.	11,081	273,257
First Choice Bancorp	3,049	92,842
First Commonwealth Financial Corp.	20,045	282,033
First Community Bankshares, Inc.	4,426	132,116
First Financial Bancorp	21,207	501,121
First Financial Bankshares, Inc.	28,372	1,393,916
First Financial Corp.	2,931	119,643
First Foundation, Inc.	9,199	207,069
First Internet Bancorp	3,108	96,286
First Interstate BancSystem, Inc., Class A	8,833	369,484
First Merchants Corp.	11,897	495,748
First Mid Bancshares, Inc.	3,971	160,865
First Midwest Bancorp, Inc.	25,019	496,127
Flushing Financial Corp.	6,920	148,296
Fulton Financial Corp.	34,297	541,207
German American Bancorp, Inc.	5,463	203,224
Glacier Bancorp, Inc.	21,089	1,161,582
Great Southern Bancorp, Inc.	2,379	128,228
Great Western Bancorp, Inc.	12,317	403,874
Guaranty Bancshares, Inc.	2,495	85,005
Hancock Whitney Corp.	19,138	850,493
Hanmi Financial Corp.	7,483	142,626
HarborOne Bancorp, Inc.	11,911	170,804
Heartland Financial USA, Inc.	8,184	384,566
Heritage Commerce Corp.	14,319	159,370
Heritage Financial Corp.	7,765	194,280
Hilltop Holdings, Inc.	13,927	506,943
Home BancShares, Inc.	33,368	823,522
HomeTrust Bancshares, Inc.	4,188	116,845
Hope Bancorp, Inc.	26,479	375,472
Horizon Bancorp, Inc.	10,287	179,302
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Howard Bancorp, Inc. (A)	4,316	$69,617
Independent Bank Corp. (Massachusetts)	7,141	539,146
Independent Bank Corp. (Michigan)	5,967	129,544
Independent Bank Group, Inc.	8,257	610,853
International Bancshares Corp.	11,590	497,675
Investors Bancorp, Inc.	49,270	702,590
Lakeland Bancorp, Inc.	10,999	192,263
Lakeland Financial Corp.	5,177	319,110
Live Oak Bancshares, Inc.	7,100	418,900
Macatawa Bank Corp.	11,712	102,480
Mercantile Bank Corp.	4,287	129,467
Metrocity Bankshares, Inc.	4,451	77,937
Metropolitan Bank Holding Corp. (A)	1,899	114,358
Midland States Bancorp, Inc.	5,377	141,254
MidWestOne Financial Group, Inc.	4,140	119,108
MVB Financial Corp.	2,480	105,797
National Bank Holdings Corp., Class A	6,084	229,610
NBT Bancorp, Inc.	9,087	326,859
Nicolet Bankshares, Inc. (A)	1,971	138,640
Northrim BanCorp, Inc.	2,599	111,107
OceanFirst Financial Corp.	13,199	275,067
OFG Bancorp	11,255	248,961
Old National Bancorp	34,999	616,332
Old Second Bancorp, Inc.	8,828	109,467
Origin Bancorp, Inc.	4,942	209,837
Orrstown Financial Services, Inc.	4,601	106,145
Pacific Premier Bancorp, Inc.	20,835	881,112
Park National Corp.	3,076	361,184
Peapack-Gladstone Financial Corp.	4,496	139,691
Peoples Bancorp, Inc.	4,654	137,851
Peoples Financial Services Corp.	2,158	91,931
Preferred Bank	3,062	193,733
Premier Financial Bancorp, Inc.	4,718	79,498
Primis Financial Corp.	8,309	126,795
QCR Holdings, Inc.	3,584	172,355
RBB Bancorp	4,276	103,565
Red River Bancshares, Inc.	1,513	76,422
Reliant Bancorp, Inc.	4,111	113,998
Renasant Corp.	11,957	478,280
Republic Bancorp, Inc., Class A	2,300	106,099
S&T Bancorp, Inc.	8,217	257,192
Sandy Spring Bancorp, Inc.	9,883	436,137
Seacoast Banking Corp. of Florida	11,682	398,940
ServisFirst Bancshares, Inc.	10,997	747,576
Sierra Bancorp	4,501	114,550
Silvergate Capital Corp., Class A (A)	5,137	582,125
Simmons First National Corp., Class A	23,611	692,747
SmartFinancial, Inc.	4,550	109,246
South State Corp.	15,612	1,276,437
Southern First Bancshares, Inc. (A)	2,307	118,026
Southside Bancshares, Inc.	6,368	243,449
Spirit of Texas Bancshares, Inc.	4,618	105,475
Stock Yards Bancorp, Inc.	4,421	224,985
SVB Financial Group (A)	422	169,380
Texas Capital Bancshares, Inc. (A)	11,135	706,961
The Bancorp, Inc. (A)	11,819	271,955
The Bank of NT Butterfield & Son, Ltd.	10,856	384,845
The First Bancorp, Inc.	3,046	89,705
The First Bancshares, Inc.	4,809	180,001
The First of Long Island Corp.	6,279	133,303
Tompkins Financial Corp.	3,050	236,558
Towne Bank	14,275	434,246
TriCo Bancshares	5,719	243,515
TriState Capital Holdings, Inc. (A)	7,056	143,872
Triumph Bancorp, Inc. (A)	5,245	389,441

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Trustmark Corp.	13,718	$422,514
UMB Financial Corp.	9,512	885,187
United Bankshares, Inc.	27,483	1,003,130
United Community Banks, Inc.	19,147	612,895
Univest Financial Corp.	6,797	179,237
Valley National Bancorp	89,441	1,201,193
Veritex Holdings, Inc.	10,525	372,690
Washington Trust Bancorp, Inc.	3,945	202,576
WesBanco, Inc.	14,418	513,713
West BanCorp, Inc.	4,834	134,144
Westamerica Bancorporation	5,498	319,049
		52,515,939
Capital markets – 1.4%
Artisan Partners Asset Management, Inc., Class A	13,193	670,468
AssetMark Financial Holdings, Inc. (A)	4,239	106,229
B. Riley Financial, Inc.	4,505	340,128
BGC Partners, Inc., Class A	74,588	422,914
Blucora, Inc. (A)	11,249	194,720
Brightsphere Investment Group, Inc.	12,929	302,926
Cohen & Steers, Inc.	5,593	459,129
Cowen, Inc., Class A	5,782	237,351
Diamond Hill Investment Group, Inc.	830	138,867
Donnelley Financial Solutions, Inc. (A)	6,642	219,186
Ellington Financial, Inc.	9,463	181,216
Federated Hermes, Inc.	21,167	717,773
Focus Financial Partners, Inc., Class A (A)	9,972	483,642
GCM Grosvenor, Inc., Class A	8,110	84,506
Hamilton Lane, Inc., Class A	7,693	700,986
Houlihan Lokey, Inc.	11,540	943,857
Moelis & Company, Class A	13,750	782,238
Open Lending Corp., Class A (A)	23,389	1,007,832
Oppenheimer Holdings, Inc., Class A	2,120	107,781
Piper Sandler Companies	3,935	509,819
PJT Partners, Inc., Class A	5,366	383,025
Sculptor Capital Management, Inc.	5,318	130,770
StepStone Group, Inc., Class A	8,543	293,879
StoneX Group, Inc. (A)	3,759	228,059
Virtus Investment Partners, Inc.	1,626	451,654
WisdomTree Investments, Inc.	32,538	201,736
		10,300,691
Consumer finance – 0.8%
Curo Group Holdings Corp.	5,048	85,816
Encore Capital Group, Inc. (A)	6,832	323,768
Enova International, Inc. (A)	8,081	276,451
EZCORP, Inc., Class A (A)	12,803	77,202
FirstCash, Inc.	9,016	689,183
Green Dot Corp., Class A (A)	11,898	557,421
LendingClub Corp. (A)	21,608	391,753
LendingTree, Inc. (A)	2,606	552,159
Navient Corp.	39,207	757,871
Nelnet, Inc., Class A	3,663	275,567
Oportun Financial Corp. (A)	5,055	101,252
PRA Group, Inc. (A)	10,165	391,048
PROG Holdings, Inc. (A)	15,013	722,576
Regional Management Corp.	2,092	97,362
World Acceptance Corp. (A)	988	158,317
		5,457,746
Diversified financial services – 0.2%
Alerus Financial Corp.	3,801	110,267
A-Mark Precious Metals, Inc.	2,049	95,279
Banco Latinoamericano de Comercio Exterior SA, Class E	7,338	112,785
Cannae Holdings, Inc. (A)	19,471	660,262
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
E2open Parent Holdings, Inc. (A)	9,510	$108,604
NewStar Financial, Inc. (A)(C)	8,978	912
		1,088,109
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	10,590	165,839
American Equity Investment Life Holding Company	18,868	609,814
American National Group, Inc.	1,672	248,376
AMERISAFE, Inc.	4,614	275,410
Argo Group International Holdings, Ltd.	7,234	374,938
BRP Group, Inc., Class A (A)	10,564	281,531
Citizens, Inc. (A)(B)	16,230	85,857
CNO Financial Group, Inc.	29,409	694,641
Donegal Group, Inc., Class A	5,882	85,701
eHealth, Inc. (A)	5,492	320,733
Employers Holdings, Inc.	6,408	274,262
Enstar Group, Ltd. (A)	3,000	716,760
Genworth Financial, Inc., Class A (A)	112,833	440,049
Goosehead Insurance, Inc., Class A	4,013	510,855
Greenlight Capital Re, Ltd., Class A (A)	9,270	84,635
HCI Group, Inc. (B)	1,333	132,540
Horace Mann Educators Corp.	9,399	351,711
James River Group Holdings, Ltd.	8,131	305,075
Kinsale Capital Group, Inc.	4,817	793,697
Maiden Holdings, Ltd. (A)	19,028	64,124
MBIA, Inc. (A)	11,709	128,799
MetroMile, Inc. (A)	8,948	81,874
National Western Life Group, Inc., Class A	648	145,405
Palomar Holdings, Inc. (A)	5,553	419,029
ProAssurance Corp.	12,295	279,711
RLI Corp.	8,885	929,282
Safety Insurance Group, Inc.	3,406	266,622
Selective Insurance Group, Inc.	13,155	1,067,528
Selectquote, Inc. (A)	30,127	580,246
SiriusPoint, Ltd. (A)	20,397	205,398
State Auto Financial Corp.	5,171	88,528
Stewart Information Services Corp.	5,886	333,677
Trean Insurance Group, Inc. (A)	4,469	67,393
Trupanion, Inc. (A)	8,602	990,090
United Fire Group, Inc.	4,958	137,485
Universal Insurance Holdings, Inc.	7,386	102,518
Watford Holdings, Ltd. (A)	4,104	143,599
		12,783,732
Mortgage real estate investment trusts – 1.1%
Apollo Commercial Real Estate Finance, Inc.	31,699	505,599
Arbor Realty Trust, Inc.	28,296	504,235
Ares Commercial Real Estate Corp.	9,060	133,091
ARMOUR Residential REIT, Inc.	14,132	161,387
Blackstone Mortgage Trust, Inc., Class A	30,495	972,486
BrightSpire Capital, Inc.	19,690	185,086
Broadmark Realty Capital, Inc.	28,312	299,824
Capstead Mortgage Corp.	22,671	139,200
Chimera Investment Corp.	50,795	764,973
Dynex Capital, Inc.	7,278	135,807
Granite Point Mortgage Trust, Inc.	12,763	188,254
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,136	962,186
Invesco Mortgage Capital, Inc.	55,795	217,601
KKR Real Estate Finance Trust, Inc.	6,703	144,986
Ladder Capital Corp.	25,700	296,578
MFA Financial, Inc.	97,495	447,502
New York Mortgage Trust, Inc.	85,472	382,060
Orchid Island Capital, Inc.	22,672	117,668
PennyMac Mortgage Investment Trust	21,820	459,529

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ready Capital Corp.	13,302	$211,103
Redwood Trust, Inc.	25,499	307,773
TPG RE Finance Trust, Inc.	13,635	183,391
Two Harbors Investment Corp.	61,150	462,294
		8,182,613
Thrifts and mortgage finance – 1.4%
Axos Financial, Inc. (A)	12,393	574,911
Bridgewater Bancshares, Inc. (A)	6,530	105,460
Capitol Federal Financial, Inc.	27,309	321,700
Columbia Financial, Inc. (A)	8,485	146,112
Essent Group, Ltd.	24,648	1,107,928
Federal Agricultural Mortgage Corp., Class C	2,034	201,163
Finance of America Companies, Inc., Class A (A)	8,092	61,742
Flagstar Bancorp, Inc.	10,923	461,715
FS Bancorp, Inc.	1,350	96,215
Home Bancorp, Inc.	2,840	108,232
HomeStreet, Inc.	4,743	193,230
Kearny Financial Corp.	17,135	204,763
Merchants Bancorp	2,216	86,956
Meridian Bancorp, Inc.	10,737	219,679
Meta Financial Group, Inc.	7,169	362,966
Mr. Cooper Group, Inc. (A)	15,899	525,621
NMI Holdings, Inc., Class A (A)	18,894	424,737
Northfield Bancorp, Inc.	11,046	181,154
Northwest Bancshares, Inc.	26,183	357,136
Ocwen Financial Corp. (A)	2,199	68,125
PCSB Financial Corp.	4,896	88,960
PennyMac Financial Services, Inc.	7,812	482,157
Premier Financial Corp.	8,492	241,258
Provident Bancorp, Inc.	5,000	81,550
Provident Financial Services, Inc.	16,404	375,488
Radian Group, Inc.	42,628	948,473
Southern Missouri Bancorp, Inc.	2,313	103,992
The Hingham Institution for Savings	376	109,228
TrustCo Bank Corp.	4,741	162,996
Walker & Dunlop, Inc.	6,509	679,409
Washington Federal, Inc.	15,148	481,403
Waterstone Financial, Inc.	6,810	133,885
WSFS Financial Corp.	10,239	477,035
		10,175,379
		100,504,209
Health care – 20.2%
Biotechnology – 9.7%
ACADIA Pharmaceuticals, Inc. (A)	26,957	657,481
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Adverum Biotechnologies, Inc. (A)	21,482	75,187
Aeglea BioTherapeutics, Inc. (A)	10,692	74,416
Affimed NV (A)	26,114	221,969
Agenus, Inc. (A)	44,947	246,759
Agios Pharmaceuticals, Inc. (A)	13,861	763,880
Akebia Therapeutics, Inc. (A)	37,964	143,884
Akero Therapeutics, Inc. (A)	6,063	150,423
Akouos, Inc. (A)(B)	6,054	75,978
Albireo Pharma, Inc. (A)	4,099	144,203
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	29,478
Aldeyra Therapeutics, Inc. (A)	11,406	129,230
Alector, Inc. (A)	13,268	276,372
Aligos Therapeutics, Inc. (A)	4,464	90,999
Alkermes PLC (A)	35,948	881,445
Allakos, Inc. (A)	7,860	671,008
Allogene Therapeutics, Inc. (A)	15,352	400,380
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allovir, Inc. (A)	6,716	$132,574
Altimmune, Inc. (A)	7,590	74,762
ALX Oncology Holdings, Inc. (A)	4,101	224,243
Amicus Therapeutics, Inc. (A)	59,330	571,941
AnaptysBio, Inc. (A)	4,579	118,733
Anavex Life Sciences Corp. (A)	14,167	323,858
Anika Therapeutics, Inc. (A)	3,322	143,809
Annexon, Inc. (A)	7,299	164,300
Apellis Pharmaceuticals, Inc. (A)	14,612	923,478
Applied Molecular Transport, Inc. (A)(B)	5,583	255,366
Applied Therapeutics, Inc. (A)	4,351	90,414
AquaBounty Technologies, Inc. (A)	13,233	70,929
Arbutus Biopharma Corp. (A)(B)	20,299	61,506
Arcturus Therapeutics Holdings, Inc. (A)	4,942	167,237
Arcus Biosciences, Inc. (A)	10,331	283,689
Arcutis Biotherapeutics, Inc. (A)	6,452	176,075
Ardelyx, Inc. (A)	20,173	152,911
Arena Pharmaceuticals, Inc. (A)	13,756	938,159
Arrowhead Pharmaceuticals, Inc. (A)	22,700	1,880,014
Atara Biotherapeutics, Inc. (A)	18,919	294,190
Athenex, Inc. (A)	20,866	96,401
Athersys, Inc. (A)(B)	54,505	78,487
Atossa Therapeutics, Inc. (A)	26,778	169,237
Avid Bioservices, Inc. (A)	13,704	351,508
Avidity Biosciences, Inc. (A)	7,064	174,551
Avita Medical, Inc. (A)	5,827	119,570
Avrobio, Inc. (A)	9,146	81,308
Beam Therapeutics, Inc. (A)(B)	10,548	1,357,633
Beyondspring, Inc. (A)	6,602	68,925
BioAtla, Inc. (A)	2,910	123,326
BioCryst Pharmaceuticals, Inc. (A)(B)	39,982	632,115
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,124	1,176,998
Bioxcel Therapeutics, Inc. (A)	3,628	105,430
Black Diamond Therapeutics, Inc. (A)(B)	5,743	70,007
Bluebird Bio, Inc. (A)	15,303	489,390
Blueprint Medicines Corp. (A)	13,125	1,154,475
Bridgebio Pharma, Inc. (A)	24,107	1,469,563
Brooklyn ImmunoTherapeutics, Inc. (A)	5,631	101,414
C4 Therapeutics, Inc. (A)	7,842	296,741
Cardiff Oncology, Inc. (A)	9,099	60,508
CareDx, Inc. (A)	11,243	1,028,959
Catalyst Pharmaceuticals, Inc. (A)	23,128	132,986
Celldex Therapeutics, Inc. (A)	8,883	297,048
CEL-SCI Corp. (A)(B)	8,073	70,074
Cerevel Therapeutics Holdings, Inc. (A)	8,380	214,696
ChemoCentryx, Inc. (A)	12,559	168,165
Chimerix, Inc. (A)	17,115	136,920
Chinook Therapeutics, Inc. (A)	7,524	106,239
Clene, Inc. (A)	5,569	62,596
Clovis Oncology, Inc. (A)(B)	22,842	132,484
Codiak Biosciences, Inc. (A)	3,837	71,100
Cogent Biosciences, Inc. (A)(B)	9,285	75,301
Coherus Biosciences, Inc. (A)	14,699	203,287
Constellation Pharmaceuticals, Inc. (A)	8,345	282,061
Cortexyme, Inc. (A)(B)	4,556	241,468
Crinetics Pharmaceuticals, Inc. (A)	8,821	166,276
Cue Biopharma, Inc. (A)	7,420	86,443
Cullinan Oncology, Inc. (A)	3,180	81,885
Curis, Inc. (A)	19,758	159,447
Cytokinetics, Inc. (A)	15,510	306,943
CytomX Therapeutics, Inc. (A)	15,783	99,906
Deciphera Pharmaceuticals, Inc. (A)	8,975	328,575
Denali Therapeutics, Inc. (A)	20,407	1,600,725
DermTech, Inc. (A)(B)	5,357	222,690

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Design Therapeutics, Inc. (A)	3,288	$65,398
Dicerna Pharmaceuticals, Inc. (A)	15,551	580,363
Dynavax Technologies Corp. (A)	24,319	239,542
Dyne Therapeutics, Inc. (A)	7,057	148,479
Eagle Pharmaceuticals, Inc. (A)	2,875	123,050
Editas Medicine, Inc. (A)	15,372	870,670
Eiger BioPharmaceuticals, Inc. (A)	8,910	75,913
Emergent BioSolutions, Inc. (A)	10,952	689,866
Enanta Pharmaceuticals, Inc. (A)	4,464	196,461
Epizyme, Inc. (A)	21,030	174,759
Esperion Therapeutics, Inc. (A)	6,159	130,263
Evelo Biosciences, Inc. (A)(B)	7,230	99,340
Fate Therapeutics, Inc. (A)	17,974	1,559,963
FibroGen, Inc. (A)	19,437	517,607
Flexion Therapeutics, Inc. (A)	11,961	98,439
Forma Therapeutics Holdings, Inc. (A)	7,497	186,600
Forte Biosciences, Inc. (A)	2,746	92,321
Fortress Biotech, Inc. (A)(B)	18,757	66,962
Frequency Therapeutics, Inc. (A)(B)	7,859	78,276
G1 Therapeutics, Inc. (A)	9,016	197,811
Generation Bio Company (A)	9,998	268,946
Geron Corp. (A)	76,613	108,024
Global Blood Therapeutics, Inc. (A)	13,529	473,786
Gossamer Bio, Inc. (A)	15,330	124,480
Gritstone bio, Inc. (A)	9,552	87,210
GT Biopharma, Inc. (A)	5,699	88,335
Halozyme Therapeutics, Inc. (A)	31,611	1,435,456
Harpoon Therapeutics, Inc. (A)	4,761	66,035
Heron Therapeutics, Inc. (A)	21,235	329,567
Homology Medicines, Inc. (A)	11,201	81,431
Humanigen, Inc. (A)	10,246	178,075
iBio, Inc. (A)(B)	54,281	81,964
Ideaya Biosciences, Inc. (A)	6,599	138,513
IGM Biosciences, Inc. (A)	1,897	157,830
ImmunityBio, Inc. (A)	15,138	216,171
ImmunoGen, Inc. (A)	44,765	295,001
Immunovant, Inc. (A)	8,909	94,168
Infinity Pharmaceuticals, Inc. (A)	22,317	66,728
Inhibrx, Inc. (A)	6,594	181,467
Inovio Pharmaceuticals, Inc. (A)(B)	46,611	432,084
Insmed, Inc. (A)	23,260	661,980
Instil Bio, Inc. (A)	4,153	80,236
Intellia Therapeutics, Inc. (A)	14,320	2,318,551
Intercept Pharmaceuticals, Inc. (A)	6,541	130,624
Invitae Corp. (A)(B)	44,846	1,512,656
Ironwood Pharmaceuticals, Inc. (A)	32,641	420,090
iTeos Therapeutics, Inc. (A)	4,799	123,094
IVERIC bio, Inc. (A)	21,383	134,927
Kadmon Holdings, Inc. (A)	41,003	158,682
KalVista Pharmaceuticals, Inc. (A)	4,708	112,804
Karuna Therapeutics, Inc. (A)	5,022	572,458
Karyopharm Therapeutics, Inc. (A)	16,708	172,427
Keros Therapeutics, Inc. (A)	3,635	154,378
Kiniksa Pharmaceuticals, Ltd., Class A (A)	7,290	101,550
Kinnate Biopharma, Inc. (A)	3,322	77,336
Kodiak Sciences, Inc. (A)	7,540	701,220
Kronos Bio, Inc. (A)(B)	8,934	213,969
Krystal Biotech, Inc. (A)	4,113	279,684
Kura Oncology, Inc. (A)	14,477	301,845
Kymera Therapeutics, Inc. (A)	6,590	319,615
Lexicon Pharmaceuticals, Inc. (A)	16,142	74,092
Ligand Pharmaceuticals, Inc. (A)	3,377	443,029
Lineage Cell Therapeutics, Inc. (A)	31,209	88,946
MacroGenics, Inc. (A)	13,309	357,480
Madrigal Pharmaceuticals, Inc. (A)	2,593	252,584
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Magenta Therapeutics, Inc. (A)	7,820	$76,480
MannKind Corp. (A)(B)	55,988	305,135
MEI Pharma, Inc. (A)	27,787	79,193
MeiraGTx Holdings PLC (A)	7,685	119,118
Mersana Therapeutics, Inc. (A)	16,000	217,280
MiMedx Group, Inc. (A)	25,370	317,379
Molecular Templates, Inc. (A)	9,321	72,890
Morphic Holding, Inc. (A)	4,694	269,389
Myriad Genetics, Inc. (A)	17,271	528,147
Neoleukin Therapeutics, Inc. (A)	8,873	81,898
Nkarta, Inc. (A)	3,358	106,415
Nurix Therapeutics, Inc. (A)	7,210	191,281
Ocugen, Inc. (A)	41,489	333,157
Olema Pharmaceuticals, Inc. (A)	2,957	82,737
Oncocyte Corp. (A)	17,000	97,580
Oncorus, Inc. (A)	5,164	71,263
OPKO Health, Inc. (A)	88,166	357,072
Organogenesis Holdings, Inc. (A)	8,727	145,043
ORIC Pharmaceuticals, Inc. (A)	7,072	125,104
Passage Bio, Inc. (A)	8,785	116,313
PDL BioPharma, Inc. (A)(C)	28,581	48,302
Pfenex, Inc. (A)(C)	9,241	10,131
PMV Pharmaceuticals, Inc. (A)	6,083	207,795
Poseida Therapeutics, Inc. (A)	7,589	76,042
Praxis Precision Medicines, Inc. (A)	5,772	105,512
Precigen, Inc. (A)	21,875	142,625
Precision BioSciences, Inc. (A)	11,089	138,834
Prelude Therapeutics, Inc. (A)	2,612	74,782
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	1,043
Protagonist Therapeutics, Inc. (A)	9,324	418,461
Prothena Corp. PLC (A)	7,730	397,399
PTC Therapeutics, Inc. (A)	15,655	661,737
Puma Biotechnology, Inc. (A)	8,186	75,147
Radius Health, Inc. (A)	10,799	196,974
RAPT Therapeutics, Inc. (A)	4,243	134,885
Recursion Pharmaceuticals, Inc., Class A (A)	4,824	176,076
REGENXBIO, Inc. (A)	8,994	349,417
Relay Therapeutics, Inc. (A)	13,238	484,378
Replimune Group, Inc. (A)	6,143	236,014
REVOLUTION Medicines, Inc. (A)	13,468	427,474
Rhythm Pharmaceuticals, Inc. (A)	10,323	202,124
Rigel Pharmaceuticals, Inc. (A)	40,220	174,555
Rocket Pharmaceuticals, Inc. (A)	9,033	400,072
Rubius Therapeutics, Inc. (A)	10,233	249,788
Sana Biotechnology, Inc. (A)	6,226	122,403
Sangamo Therapeutics, Inc. (A)	26,511	317,337
Scholar Rock Holding Corp. (A)	6,399	184,931
Selecta Biosciences, Inc. (A)	21,386	89,393
Seres Therapeutics, Inc. (A)	15,735	375,280
Sesen Bio, Inc. (A)	39,591	182,910
Shattuck Labs, Inc. (A)	6,142	178,057
Silverback Therapeutics, Inc. (A)	3,048	94,153
Sorrento Therapeutics, Inc. (A)(B)	61,222	593,241
Spectrum Pharmaceuticals, Inc. (A)	36,973	138,649
Spero Therapeutics, Inc. (A)(B)	6,371	88,939
SpringWorks Therapeutics, Inc. (A)	6,611	544,813
SQZ Biotechnologies Company (A)	5,739	82,929
Stemline Therapeutics, Inc. (A)(C)	12,819	4,230
Stoke Therapeutics, Inc. (A)	4,441	149,484
Sutro Biopharma, Inc. (A)	10,069	187,183
Syndax Pharmaceuticals, Inc. (A)	10,358	177,847
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	14,453	78,769
Taysha Gene Therapies, Inc. (A)	5,276	111,851

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TCR2 Therapeutics, Inc. (A)	7,496	$123,009
TG Therapeutics, Inc. (A)	28,747	1,115,096
Tonix Pharmaceuticals Holding Corp. (A)	80,476	89,328
Translate Bio, Inc. (A)	15,170	417,782
Travere Therapeutics, Inc. (A)	13,493	196,863
Trevena, Inc. (A)(B)	41,971	70,931
Trillium Therapeutics, Inc. (A)	22,276	216,077
Turning Point Therapeutics, Inc. (A)	10,355	807,897
Twist Bioscience Corp. (A)	10,588	1,410,851
UroGen Pharma, Ltd. (A)	5,139	78,473
Vanda Pharmaceuticals, Inc. (A)	12,467	268,165
Vaxart, Inc. (A)	27,064	202,709
Vaxcyte, Inc. (A)	9,278	208,848
VBI Vaccines, Inc. (A)(B)	43,426	145,477
Veracyte, Inc. (A)	15,217	608,376
Verastem, Inc. (A)	39,946	162,580
Vericel Corp. (A)	10,467	549,518
Viking Therapeutics, Inc. (A)(B)	16,767	100,434
Vir Biotechnology, Inc. (A)	13,493	637,949
Viracta Therapeutics, Inc. (A)	8,718	98,862
VistaGen Therapeutics, Inc. (A)	45,780	144,207
XBiotech, Inc. (A)(B)	3,963	65,627
Xencor, Inc. (A)	12,854	443,334
Y-mAbs Therapeutics, Inc. (A)	8,019	271,042
Zentalis Pharmaceuticals, Inc. (A)	7,507	399,372
ZIOPHARM Oncology, Inc. (A)(B)	48,587	128,270
		69,212,313
Health care equipment and supplies – 3.5%
Accelerate Diagnostics, Inc. (A)	8,301	66,906
Accuray, Inc. (A)	23,217	104,941
Acutus Medical, Inc. (A)(B)	3,992	67,784
Alphatec Holdings, Inc. (A)	15,674	240,126
AngioDynamics, Inc. (A)	8,481	230,090
Apyx Medical Corp. (A)	8,315	85,728
Asensus Surgical, Inc. (A)	53,438	169,398
Aspira Women's Health, Inc. (A)(B)	17,279	97,108
AtriCure, Inc. (A)	10,045	796,870
Atrion Corp.	327	203,044
Avanos Medical, Inc. (A)	10,752	391,050
Axogen, Inc. (A)	8,848	191,205
Axonics, Inc. (A)	9,356	593,264
BioLife Solutions, Inc. (A)	5,649	251,437
Butterfly Network, Inc. (A)	7,331	106,153
Cardiovascular Systems, Inc. (A)	8,941	381,334
Cerus Corp. (A)	38,835	229,515
ClearPoint Neuro, Inc. (A)	4,599	87,795
CONMED Corp.	6,441	885,187
CryoLife, Inc. (A)	8,608	244,467
CryoPort, Inc. (A)(B)	9,143	576,923
Cutera, Inc. (A)	4,067	199,405
CytoSorbents Corp. (A)	10,859	81,985
DarioHealth Corp. (A)(B)	3,419	73,030
Eargo, Inc. (A)	4,459	177,959
Glaukos Corp. (A)	10,070	854,238
Haemonetics Corp. (A)	11,280	751,699
Heska Corp. (A)	2,143	492,311
Inari Medical, Inc. (A)	7,635	712,193
Inogen, Inc. (A)	4,377	285,249
Integer Holdings Corp. (A)	7,305	688,131
Intersect ENT, Inc. (A)	8,086	138,190
Invacare Corp. (A)	8,564	69,111
iRhythm Technologies, Inc. (A)	6,631	439,967
Lantheus Holdings, Inc. (A)	15,105	417,502
LeMaitre Vascular, Inc.	4,115	251,097
LivaNova PLC (A)	10,964	922,182
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Meridian Bioscience, Inc. (A)	9,702	$215,190
Merit Medical Systems, Inc. (A)	11,503	743,784
Mesa Laboratories, Inc.	1,081	293,135
Misonix, Inc. (A)	3,201	70,998
Natus Medical, Inc. (A)	7,580	196,928
Neogen Corp. (A)	23,906	1,100,632
Neuronetics, Inc. (A)	5,991	95,976
Nevro Corp. (A)	7,719	1,279,733
NuVasive, Inc. (A)	11,513	780,351
OraSure Technologies, Inc. (A)	15,993	162,169
Ortho Clinical Diagnostics Holdings PLC (A)	19,770	423,276
Orthofix Medical, Inc. (A)	4,334	173,837
OrthoPediatrics Corp. (A)	3,172	200,407
Outset Medical, Inc. (A)	10,300	514,794
PAVmed, Inc. (A)	17,355	111,072
Pulmonx Corp. (A)	5,794	255,631
Quotient, Ltd. (A)	19,373	70,518
SeaSpine Holdings Corp. (A)	7,463	153,066
Senseonics Holdings, Inc. (A)	93,468	358,917
Shockwave Medical, Inc. (A)	7,558	1,433,979
SI-BONE, Inc. (A)	7,380	232,249
Sientra, Inc. (A)	13,994	111,392
Silk Road Medical, Inc. (A)	7,702	368,618
STAAR Surgical Company (A)	10,526	1,605,215
Stereotaxis, Inc. (A)	11,987	115,555
Surmodics, Inc. (A)	3,132	169,911
Tactile Systems Technology, Inc. (A)	4,358	226,616
TransMedics Group, Inc. (A)	5,949	197,388
Treace Medical Concepts, Inc. (A)	2,546	79,588
Utah Medical Products, Inc.	1,107	94,139
Vapotherm, Inc. (A)	5,309	125,505
Varex Imaging Corp. (A)	8,713	233,683
ViewRay, Inc. (A)	31,400	207,240
Zynex, Inc. (A)(B)	5,053	78,473
		25,034,539
Health care providers and services – 3.0%
1Life Healthcare, Inc. (A)	26,191	865,874
Accolade, Inc. (A)	11,323	614,952
AdaptHealth Corp. (A)	17,746	486,418
Addus HomeCare Corp. (A)	3,564	310,923
Agiliti, Inc. (A)	5,146	112,543
Alignment Healthcare, Inc. (A)	6,050	141,389
AMN Healthcare Services, Inc. (A)	10,514	1,019,648
Apollo Medical Holdings, Inc. (A)	8,157	512,341
Aveanna Healthcare Holdings, Inc. (A)	8,895	110,031
Brookdale Senior Living, Inc. (A)	42,000	331,800
Castle Biosciences, Inc. (A)	4,820	353,451
Community Health Systems, Inc. (A)	27,831	429,711
CorVel Corp. (A)	1,975	265,243
Covetrus, Inc. (A)	23,286	628,722
Cross Country Healthcare, Inc. (A)	8,662	143,010
Fulgent Genetics, Inc. (A)(B)	4,569	421,399
Hanger, Inc. (A)	8,559	216,372
HealthEquity, Inc. (A)	18,282	1,471,335
InfuSystem Holdings, Inc. (A)	4,642	96,507
Innovage Holding Corp. (A)	4,310	91,846
LHC Group, Inc. (A)	6,822	1,366,174
Magellan Health, Inc. (A)	5,261	495,586
MEDNAX, Inc. (A)	17,104	515,686
ModivCare, Inc. (A)	2,808	477,557
National HealthCare Corp.	2,836	198,236
National Research Corp.	3,166	145,319
Ontrak, Inc. (A)(B)	2,148	69,767
Option Care Health, Inc. (A)	25,002	546,794

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc.	16,201	$685,788
Patterson Companies, Inc.	19,170	582,576
PetIQ, Inc. (A)	5,992	231,291
Privia Health Group, Inc. (A)	4,472	198,423
Progyny, Inc. (A)	14,194	837,446
R1 RCM, Inc. (A)	29,627	658,904
RadNet, Inc. (A)	10,189	343,267
Select Medical Holdings Corp.	24,723	1,044,794
SOC Telemed, Inc. (A)	10,504	59,768
Surgery Partners, Inc. (A)	7,152	476,466
Tenet Healthcare Corp. (A)	23,742	1,590,477
The Ensign Group, Inc.	11,774	1,020,453
The Joint Corp. (A)	3,110	260,991
The Pennant Group, Inc. (A)	5,920	242,128
Tivity Health, Inc. (A)	10,044	264,258
Triple-S Management Corp. (A)	5,383	119,879
US Physical Therapy, Inc.	2,920	338,340
		21,393,883
Health care technology – 1.3%
Allscripts Healthcare Solutions, Inc. (A)	31,535	583,713
American Well Corp., Class A (A)	43,684	549,545
Castlight Health, Inc., B Shares (A)	30,953	81,406
Computer Programs & Systems, Inc.	3,540	117,634
Evolent Health, Inc., Class A (A)	17,728	374,415
Health Catalyst, Inc. (A)	10,026	556,543
HealthStream, Inc. (A)	5,866	163,896
ICAD, Inc. (A)	5,478	94,824
Inovalon Holdings, Inc., Class A (A)	16,895	575,782
Inspire Medical Systems, Inc. (A)	6,026	1,164,585
Multiplan Corp. (A)	89,471	851,764
NextGen Healthcare, Inc. (A)	12,709	210,842
Omnicell, Inc. (A)	9,600	1,453,920
OptimizeRx Corp. (A)	3,851	238,377
Phreesia, Inc. (A)	8,636	529,387
Schrodinger, Inc. (A)	10,199	771,146
Simulations Plus, Inc.	3,506	192,514
Tabula Rasa HealthCare, Inc. (A)(B)	5,168	258,400
Vocera Communications, Inc. (A)	7,658	305,171
		9,073,864
Life sciences tools and services – 1.0%
Berkeley Lights, Inc. (A)	10,782	483,141
Bionano Genomics, Inc. (A)	63,323	464,158
ChromaDex Corp. (A)(B)	11,279	111,211
Codexis, Inc. (A)	13,872	314,340
Fluidigm Corp. (A)(B)	17,384	107,085
Harvard Bioscience, Inc. (A)	10,064	83,833
Inotiv, Inc. (A)	3,177	84,762
Luminex Corp.	10,240	376,832
Medpace Holdings, Inc. (A)	6,476	1,143,856
NanoString Technologies, Inc. (A)	10,204	661,117
NeoGenomics, Inc. (A)	25,452	1,149,667
Pacific Biosciences of California, Inc. (A)	43,541	1,522,629
Personalis, Inc. (A)	8,159	206,423
Quanterix Corp. (A)	7,002	410,737
Seer, Inc. (A)(B)	3,548	116,303
		7,236,094
Pharmaceuticals – 1.7%
9 Meters Biopharma, Inc. (A)(B)	53,079	58,387
Aclaris Therapeutics, Inc. (A)	9,829	172,597
Aerie Pharmaceuticals, Inc. (A)	9,966	159,556
Amneal Pharmaceuticals, Inc. (A)	22,604	115,732
Amphastar Pharmaceuticals, Inc. (A)	8,538	172,126
Ampio Pharmaceuticals, Inc. (A)	46,000	76,820
ANI Pharmaceuticals, Inc. (A)	2,535	88,852
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Antares Pharma, Inc. (A)	39,293	$171,317
Arvinas, Inc. (A)	9,801	754,677
Atea Pharmaceuticals, Inc. (A)(B)	14,614	313,909
Athira Pharma, Inc. (A)(B)	7,909	80,988
Axsome Therapeutics, Inc. (A)	6,275	423,312
BioDelivery Sciences International, Inc. (A)	24,954	89,335
Cara Therapeutics, Inc. (A)	10,412	148,579
Cassava Sciences, Inc. (A)(B)	8,568	732,050
Citius Pharmaceuticals, Inc. (A)	27,398	95,345
Collegium Pharmaceutical, Inc. (A)	8,145	192,548
Corcept Therapeutics, Inc. (A)	21,855	480,810
CorMedix, Inc. (A)(B)	9,411	64,559
Cymabay Therapeutics, Inc. (A)	17,787	77,551
Durect Corp. (A)	60,168	98,074
Edgewise Therapeutics, Inc. (A)	2,985	63,670
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	51,484	240,945
Evolus, Inc. (A)(B)	7,505	94,938
Harmony Biosciences Holdings, Inc. (A)	5,218	147,304
Innoviva, Inc. (A)	14,592	195,679
Intra-Cellular Therapies, Inc. (A)	15,879	648,181
Kala Pharmaceuticals, Inc. (A)(B)	12,208	64,702
KemPharm, Inc. (A)	6,864	87,996
Marinus Pharmaceuticals, Inc. (A)(B)	8,613	154,517
Mind Medicine MindMed, Inc. (A)	72,860	251,367
NGM Biopharmaceuticals, Inc. (A)	7,276	143,483
Nuvation Bio, Inc. (A)	8,277	77,059
Ocular Therapeutix, Inc. (A)	17,574	249,199
Omeros Corp. (A)(B)	13,931	206,736
Oramed Pharmaceuticals, Inc. (A)	6,619	88,562
Pacira BioSciences, Inc. (A)	9,803	594,846
Paratek Pharmaceuticals, Inc. (A)	11,876	80,994
Phathom Pharmaceuticals, Inc. (A)	4,746	160,652
Phibro Animal Health Corp., Class A	4,993	144,198
Pliant Therapeutics, Inc. (A)(B)	5,531	161,063
Prestige Consumer Healthcare, Inc. (A)	11,093	577,945
Provention Bio, Inc. (A)(B)	13,613	114,758
Reata Pharmaceuticals, Inc., Class A (A)	6,160	871,825
Relmada Therapeutics, Inc. (A)	3,661	117,189
Revance Therapeutics, Inc. (A)	15,940	472,462
Seelos Therapeutics, Inc. (A)	18,791	49,608
SIGA Technologies, Inc. (A)	12,115	76,082
Supernus Pharmaceuticals, Inc. (A)	11,029	339,583
TherapeuticsMD, Inc. (A)(B)	88,425	105,226
Theravance Biopharma, Inc. (A)	12,376	179,700
WaVe Life Sciences, Ltd. (A)	9,554	63,630
Zogenix, Inc. (A)	12,884	222,636
		11,613,859
		143,564,552
Industrials – 13.5%
Aerospace and defense – 0.7%
AAR Corp. (A)	7,538	292,098
Aerojet Rocketdyne Holdings, Inc.	16,555	799,441
AeroVironment, Inc. (A)	5,023	503,053
Astronics Corp. (A)	6,078	106,426
Byrna Technologies, Inc. (A)	2,656	60,344
Ducommun, Inc. (A)	2,588	141,201
Kaman Corp.	6,227	313,841
Kratos Defense & Security Solutions, Inc. (A)	27,482	782,962
Maxar Technologies, Inc.	16,026	639,758
Moog, Inc., Class A	6,392	537,312
National Presto Industries, Inc.	1,222	124,216
PAE, Inc. (A)	16,385	145,827

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Park Aerospace Corp.	5,600	$83,440
Parsons Corp. (A)	5,867	230,925
Triumph Group, Inc. (A)	11,577	240,223
Vectrus, Inc. (A)	2,859	136,060
		5,137,127
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	13,381	310,841
Atlas Air Worldwide Holdings, Inc. (A)	6,424	437,539
Echo Global Logistics, Inc. (A)	6,030	185,362
Forward Air Corp.	6,132	550,347
Hub Group, Inc., Class A (A)	7,407	488,714
Radiant Logistics, Inc. (A)	11,508	79,750
		2,052,553
Airlines – 0.3%
Allegiant Travel Company (A)	3,369	653,586
Frontier Group Holdings, Inc. (A)	7,635	130,100
Hawaiian Holdings, Inc. (A)	11,658	284,105
Mesa Air Group, Inc. (A)	8,384	78,223
SkyWest, Inc. (A)	11,100	478,077
Spirit Airlines, Inc. (A)	21,728	661,400
Sun Country Airlines Holdings, Inc. (A)	3,896	144,191
		2,429,682
Building products – 1.1%
AAON, Inc.	9,356	585,592
American Woodmark Corp. (A)	3,833	313,118
Apogee Enterprises, Inc.	5,782	235,501
Caesarstone, Ltd.	6,340	93,578
Cornerstone Building Brands, Inc. (A)	12,453	226,396
CSW Industrials, Inc.	3,044	360,592
Gibraltar Industries, Inc. (A)	7,327	559,123
Griffon Corp.	10,390	266,296
Insteel Industries, Inc.	4,450	143,068
JELD-WEN Holding, Inc. (A)	19,001	498,966
Masonite International Corp. (A)	5,505	615,404
PGT Innovations, Inc. (A)	13,351	310,144
Quanex Building Products Corp.	7,983	198,298
Resideo Technologies, Inc. (A)	32,351	970,530
Simpson Manufacturing Company, Inc.	9,622	1,062,654
UFP Industries, Inc.	13,383	994,892
View, Inc. (A)	19,690	166,971
		7,601,123
Commercial services and supplies – 1.7%
ABM Industries, Inc.	15,072	668,443
ACCO Brands Corp.	22,224	191,793
Brady Corp., Class A	10,519	589,485
BrightView Holdings, Inc. (A)	9,411	151,705
Casella Waste Systems, Inc., Class A (A)	10,987	696,905
Cimpress PLC (A)	3,946	427,786
CoreCivic, Inc. (A)	26,815	280,753
Covanta Holding Corp.	26,883	473,410
Deluxe Corp.	9,412	449,611
Ennis, Inc.	6,237	134,220
Harsco Corp. (A)	17,739	362,230
Healthcare Services Group, Inc.	16,979	536,027
Heritage-Crystal Clean, Inc. (A)	4,173	123,855
Herman Miller, Inc.	13,134	619,137
HNI Corp.	9,695	426,289
Interface, Inc.	13,403	205,066
KAR Auction Services, Inc. (A)	27,722	486,521
Kimball International, Inc., Class B	9,622	126,529
Knoll, Inc.	10,652	276,845
Matthews International Corp., Class A	7,026	252,655
Montrose Environmental Group, Inc. (A)	5,193	278,656
Pitney Bowes, Inc.	39,538	346,748
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
RR Donnelley & Sons Company (A)	16,543	$103,890
SP Plus Corp. (A)	5,513	168,643
Steelcase, Inc., Class A	19,851	299,949
Tetra Tech, Inc.	12,002	1,464,724
The Brink's Company	10,923	839,323
UniFirst Corp.	3,329	781,117
US Ecology, Inc. (A)	7,253	272,133
Viad Corp. (A)	4,709	234,744
VSE Corp.	2,627	130,063
		12,399,255
Construction and engineering – 1.2%
Ameresco, Inc., Class A (A)	6,912	433,521
API Group Corp. (A)(D)	40,724	850,724
Arcosa, Inc.	10,789	633,746
Argan, Inc.	3,537	169,033
Comfort Systems USA, Inc.	8,032	632,841
Construction Partners, Inc., Class A (A)	6,672	209,501
Dycom Industries, Inc. (A)	6,714	500,394
EMCOR Group, Inc.	12,021	1,480,867
Fluor Corp. (A)	31,893	564,506
Granite Construction, Inc.	10,231	424,893
Great Lakes Dredge & Dock Corp. (A)	15,224	222,423
IES Holdings, Inc. (A)	2,155	110,681
Infrastructure and Energy Alternatives, Inc. (A)	5,592	71,913
Matrix Service Company (A)	7,471	78,446
MYR Group, Inc. (A)	3,700	336,404
Northwest Pipe Company (A)	3,022	85,372
NV5 Global, Inc. (A)	2,937	277,576
Primoris Services Corp.	12,079	355,485
Sterling Construction Company, Inc. (A)	6,827	164,736
Tutor Perini Corp. (A)	9,399	130,176
WillScot Mobile Mini Holdings Corp. (A)	39,554	1,102,370
		8,835,608
Electrical equipment – 1.0%
Allied Motion Technologies, Inc.	3,247	112,119
American Superconductor Corp. (A)	6,886	119,748
Array Technologies, Inc. (A)	28,707	447,829
Atkore, Inc. (A)	10,517	746,707
AZZ, Inc.	5,475	283,496
Babcock & Wilcox Enterprises, Inc. (A)	12,924	101,841
Beam Global (A)	2,122	81,294
Bloom Energy Corp., Class A (A)	31,214	838,720
Encore Wire Corp.	4,572	346,512
EnerSys	9,501	928,533
Eos Energy Enterprises, Inc. (A)	4,313	77,461
FuelCell Energy, Inc. (A)	72,509	645,330
GrafTech International, Ltd.	38,109	442,827
Powell Industries, Inc.	2,553	79,015
Romeo Power, Inc. (A)	9,837	80,073
Stem, Inc. (A)	14,018	504,788
Thermon Group Holdings, Inc. (A)	8,113	138,246
TPI Composites, Inc. (A)	8,082	391,330
Vicor Corp. (A)	4,733	500,467
		6,866,336
Industrial conglomerates – 0.1%
Raven Industries, Inc.	7,982	461,759
Machinery – 3.7%
AgEagle Aerial Systems, Inc. (A)	15,872	83,645
Alamo Group, Inc.	2,188	334,064
Albany International Corp., Class A	6,838	610,360
Altra Industrial Motion Corp.	14,605	949,617
Astec Industries, Inc.	5,108	321,498
Barnes Group, Inc.	10,540	540,175

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Blue Bird Corp. (A)	3,902	$97,004
Chart Industries, Inc. (A)	8,169	1,195,288
CIRCOR International, Inc. (A)	4,348	141,745
Columbus McKinnon Corp.	6,247	301,355
Commercial Vehicle Group, Inc. (A)	8,180	86,953
Desktop Metal, Inc., Class A (A)	18,889	217,224
Douglas Dynamics, Inc.	5,179	210,734
Energy Recovery, Inc. (A)	9,844	224,246
Enerpac Tool Group Corp.	13,238	352,396
EnPro Industries, Inc.	4,605	447,376
ESCO Technologies, Inc.	5,688	533,591
Evoqua Water Technologies Corp. (A)	25,966	877,131
Federal Signal Corp.	13,353	537,191
Franklin Electric Company, Inc.	10,319	831,918
Helios Technologies, Inc.	7,342	573,043
Hillenbrand, Inc.	16,825	741,646
Hydrofarm Holdings Group, Inc. (A)	2,548	150,612
Hyliion Holdings Corp. (A)	26,595	309,832
Hyster-Yale Materials Handling, Inc.	2,296	167,562
John Bean Technologies Corp.	7,002	998,625
Kadant, Inc.	2,558	450,438
Kennametal, Inc.	18,725	672,602
Lindsay Corp.	2,402	397,003
Luxfer Holdings PLC	6,913	153,814
Lydall, Inc. (A)	4,113	248,919
Meritor, Inc. (A)	15,664	366,851
Miller Industries, Inc.	2,808	110,748
Mueller Industries, Inc.	12,388	536,524
Mueller Water Products, Inc., Class A	35,269	508,579
Navistar International Corp. (A)	11,142	495,819
Nikola Corp. (A)	44,831	809,648
NN, Inc. (A)	12,062	88,656
Omega Flex, Inc.	709	104,017
Proto Labs, Inc. (A)	6,220	570,996
RBC Bearings, Inc. (A)	5,511	1,099,004
REV Group, Inc.	6,669	104,637
Rexnord Corp.	26,648	1,333,466
SPX Corp. (A)	9,823	599,989
SPX FLOW, Inc.	9,450	616,518
Standex International Corp.	2,678	254,169
Tennant Company	4,106	327,864
Terex Corp.	15,115	719,776
The ExOne Company (A)	3,963	85,759
The Gorman-Rupp Company	5,337	183,806
The Greenbrier Companies, Inc.	7,248	315,868
The Manitowoc Company, Inc. (A)	7,823	191,664
The Shyft Group, Inc.	7,818	292,471
Titan International, Inc. (A)	12,077	102,413
TriMas Corp. (A)	9,887	299,873
Trinity Industries, Inc.	19,331	519,811
Wabash National Corp.	11,697	187,152
Watts Water Technologies, Inc., Class A	6,082	887,425
Welbilt, Inc. (A)	29,258	677,323
		26,148,433
Marine – 0.1%
Costamare, Inc.	11,941	141,023
Eagle Bulk Shipping, Inc. (A)	2,035	96,296
Genco Shipping & Trading, Ltd.	7,391	139,542
Matson, Inc.	9,647	617,408
		994,269
Professional services – 1.5%
Acacia Research Corp. (A)	12,793	86,481
ASGN, Inc. (A)	11,605	1,124,873
Barrett Business Services, Inc.	1,879	136,434
CBIZ, Inc. (A)	11,003	360,568
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CRA International, Inc.	1,727	$147,831
Exponent, Inc.	11,563	1,031,535
Forrester Research, Inc. (A)	2,786	127,599
Franklin Covey Company (A)	3,317	107,305
Heidrick & Struggles International, Inc.	4,463	198,827
Huron Consulting Group, Inc. (A)	5,054	248,404
ICF International, Inc.	4,174	366,728
Insperity, Inc.	8,147	736,244
KBR, Inc.	31,553	1,203,747
Kelly Services, Inc., Class A (A)	8,241	197,537
Kforce, Inc.	4,687	294,953
Korn Ferry	11,958	867,553
ManTech International Corp., Class A	6,089	526,942
Rekor Systems, Inc. (A)	7,540	76,606
Resources Connection, Inc.	8,708	125,047
TriNet Group, Inc. (A)	9,025	654,132
TrueBlue, Inc. (A)	8,011	225,189
Upwork, Inc. (A)	26,102	1,521,486
Willdan Group, Inc. (A)	2,864	107,801
		10,473,822
Road and rail – 0.5%
ArcBest Corp.	5,707	332,090
Avis Budget Group, Inc. (A)	11,434	890,594
Daseke, Inc. (A)	10,459	67,774
Heartland Express, Inc.	11,043	189,167
HyreCar, Inc. (A)	4,289	89,726
Marten Transport, Ltd.	13,755	226,820
Saia, Inc. (A)	5,923	1,240,809
U.S. Xpress Enterprises, Inc., Class A (A)	7,178	61,731
Werner Enterprises, Inc.	13,837	616,023
Yellow Corp. (A)	12,403	80,744
		3,795,478
Trading companies and distributors – 1.2%
Alta Equipment Group, Inc. (A)	4,998	66,423
Applied Industrial Technologies, Inc.	8,741	795,955
Beacon Roofing Supply, Inc. (A)	12,565	669,086
BlueLinx Holdings, Inc. (A)	2,206	110,918
Boise Cascade Company	8,829	515,172
CAI International, Inc.	3,732	208,992
DXP Enterprises, Inc. (A)	4,446	148,052
GATX Corp.	7,837	693,339
Global Industrial, Inc.	3,097	113,691
GMS, Inc. (A)	9,518	458,197
H&E Equipment Services, Inc.	7,347	244,435
Herc Holdings, Inc. (A)	5,600	627,592
McGrath RentCorp	5,506	449,124
MRC Global, Inc. (A)	18,532	174,201
NOW, Inc. (A)	25,208	239,224
Rush Enterprises, Inc., Class A	8,884	384,144
Rush Enterprises, Inc., Class B	2,200	83,908
Textainer Group Holdings, Ltd. (A)	10,743	362,791
Titan Machinery, Inc. (A)	4,698	145,356
Transcat, Inc. (A)	1,897	107,199
Triton International, Ltd.	14,928	781,332
Veritiv Corp. (A)	3,499	214,909
WESCO International, Inc. (A)	9,920	1,019,974
		8,614,014
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	16,181	619,247
		96,428,706
Information technology – 13.0%
Communications equipment – 0.7%
ADTRAN, Inc.	10,913	225,353

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Aviat Networks, Inc. (A)	2,338	$76,616
CalAmp Corp. (A)	8,593	109,303
Calix, Inc. (A)	12,234	581,115
Cambium Networks Corp. (A)	2,048	99,021
Casa Systems, Inc. (A)	7,648	67,838
Clearfield, Inc. (A)	3,051	114,260
Comtech Telecommunications Corp.	6,020	145,443
Digi International, Inc. (A)	7,892	158,708
DZS, Inc. (A)	4,452	92,379
EchoStar Corp., Class A (A)	9,372	227,646
EMCORE Corp. (A)	8,801	81,145
Extreme Networks, Inc. (A)	27,843	310,728
Harmonic, Inc. (A)	21,044	179,295
Infinera Corp. (A)	39,830	406,266
Inseego Corp. (A)(B)	19,063	192,346
NETGEAR, Inc. (A)	6,640	254,445
NetScout Systems, Inc. (A)	15,726	448,820
Plantronics, Inc. (A)	7,656	319,485
Ribbon Communications, Inc. (A)	16,289	123,959
Viavi Solutions, Inc. (A)	50,836	897,764
		5,111,935
Electronic equipment, instruments and components – 2.2%
Advanced Energy Industries, Inc.	8,605	969,870
Aeva Technologies, Inc. (A)	5,697	60,217
Akoustis Technologies, Inc. (A)	10,428	111,684
Arlo Technologies, Inc. (A)	19,058	129,023
Badger Meter, Inc.	6,461	633,953
Belden, Inc.	9,877	499,480
Benchmark Electronics, Inc.	7,724	219,825
CTS Corp.	7,105	264,022
Daktronics, Inc. (A)	13,492	88,912
ePlus, Inc. (A)	2,971	257,556
Fabrinet (A)	8,184	784,600
FARO Technologies, Inc. (A)	4,036	313,880
Identiv, Inc. (A)	5,260	89,420
II-VI, Inc. (A)	23,365	1,696,065
Insight Enterprises, Inc. (A)	7,736	773,677
Iteris, Inc. (A)	11,164	74,241
Itron, Inc. (A)	10,087	1,008,498
Kimball Electronics, Inc. (A)	5,761	125,244
Knowles Corp. (A)	19,521	385,345
Luna Innovations, Inc. (A)	8,531	92,391
Methode Electronics, Inc.	8,345	410,657
MicroVision, Inc. (A)	35,506	594,726
Napco Security Technologies, Inc. (A)	3,447	125,367
nLight, Inc. (A)	9,669	350,791
Novanta, Inc. (A)	7,819	1,053,688
OSI Systems, Inc. (A)	3,726	378,711
Ouster, Inc. (A)	6,610	82,559
PAR Technology Corp. (A)(B)	5,338	373,340
PC Connection, Inc.	2,463	113,963
Plexus Corp. (A)	6,183	565,188
Rogers Corp. (A)	4,164	836,131
Sanmina Corp. (A)	14,159	551,635
ScanSource, Inc. (A)	5,739	161,438
TTM Technologies, Inc. (A)	22,858	326,869
Velodyne Lidar, Inc. (A)	16,013	170,378
Vishay Intertechnology, Inc.	29,373	662,361
Vishay Precision Group, Inc. (A)	3,177	108,145
		15,443,850
IT services – 1.5%
BigCommerce Holdings, Inc., Series 1 (A)	10,538	684,127
BM Technologies, Inc. (A)	1,115	13,871
Brightcove, Inc. (A)	9,813	140,817
Cantaloupe, Inc. (A)	13,611	161,426
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cass Information Systems, Inc.	3,523	$143,562
Conduent, Inc. (A)	37,818	283,635
CSG Systems International, Inc.	7,421	350,123
DigitalOcean Holdings, Inc. (A)	2,961	164,602
EVERTEC, Inc.	13,498	589,188
EVO Payments, Inc., Class A (A)	10,573	293,295
ExlService Holdings, Inc. (A)	7,326	778,461
GreenSky, Inc., Class A (A)	17,963	99,695
Grid Dynamics Holdings, Inc. (A)	7,180	107,915
i3 Verticals, Inc., Class A (A)	4,924	148,803
International Money Express, Inc. (A)	8,143	120,924
Limelight Networks, Inc. (A)	30,778	96,951
LiveRamp Holdings, Inc. (A)	14,558	682,042
Marathon Digital Holdings, Inc. (A)	21,421	671,977
MAXIMUS, Inc.	13,568	1,193,577
MoneyGram International, Inc. (A)	17,760	179,021
Paya Holdings, Inc. (A)	18,744	206,559
Perficient, Inc. (A)	7,221	580,713
Rackspace Technology, Inc. (A)	12,110	237,477
Repay Holdings Corp. (A)	17,612	423,392
Sykes Enterprises, Inc. (A)	8,513	457,148
The Hackett Group, Inc.	6,644	119,725
TTEC Holdings, Inc.	4,119	424,628
Tucows, Inc., Class A (A)	2,224	178,632
Unisys Corp. (A)	14,653	370,867
Verra Mobility Corp. (A)	30,358	466,602
		10,369,755
Semiconductors and semiconductor equipment – 2.6%
Alpha & Omega Semiconductor, Ltd. (A)	4,923	149,610
Ambarella, Inc. (A)	7,790	830,648
Amkor Technology, Inc.	22,711	537,569
Atomera, Inc. (A)(B)	4,756	101,969
Axcelis Technologies, Inc. (A)	7,426	300,159
AXT, Inc. (A)	10,109	110,997
CEVA, Inc. (A)	5,143	243,264
CMC Materials, Inc.	6,519	982,674
Cohu, Inc. (A)	10,735	394,941
Diodes, Inc. (A)	9,645	769,382
DSP Group, Inc. (A)	5,953	88,104
FormFactor, Inc. (A)	17,392	634,112
Ichor Holdings, Ltd. (A)	6,177	332,323
Impinj, Inc. (A)	4,216	217,503
Kopin Corp. (A)(B)	17,663	144,483
Kulicke & Soffa Industries, Inc.	13,665	836,298
Lattice Semiconductor Corp. (A)	30,272	1,700,681
MACOM Technology Solutions Holdings, Inc. (A)	10,876	696,934
MaxLinear, Inc. (A)	15,652	665,053
NeoPhotonics Corp. (A)	11,306	115,434
NVE Corp.	1,321	97,820
Onto Innovation, Inc. (A)	10,894	795,698
PDF Solutions, Inc. (A)	7,292	132,569
Photronics, Inc. (A)	13,530	178,731
Power Integrations, Inc.	13,369	1,097,060
Rambus, Inc. (A)	25,087	594,813
Semtech Corp. (A)	14,360	987,968
Silicon Laboratories, Inc. (A)	9,861	1,511,198
SiTime Corp. (A)	2,884	365,086
SMART Global Holdings, Inc. (A)	3,187	151,956
SunPower Corp. (A)(B)	17,888	522,687
Synaptics, Inc. (A)	7,869	1,224,259
Ultra Clean Holdings, Inc. (A)	9,706	521,406
Veeco Instruments, Inc. (A)	11,142	267,854
		18,301,243

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 5.7%
8x8, Inc. (A)	23,889	$663,159
A10 Networks, Inc. (A)	13,793	155,309
ACI Worldwide, Inc. (A)	26,288	976,336
Agilysys, Inc. (A)	4,363	248,124
Alarm.com Holdings, Inc. (A)	10,590	896,973
Alkami Technology, Inc. (A)	1,619	57,750
Altair Engineering, Inc., Class A (A)	10,254	707,218
American Software, Inc., Class A	7,797	171,222
Appfolio, Inc., Class A (A)	4,218	595,582
Appian Corp. (A)(B)	8,815	1,214,266
Asana, Inc., Class A (A)	16,554	1,026,845
Avaya Holdings Corp. (A)	18,524	498,296
Benefitfocus, Inc. (A)	6,133	86,475
Blackbaud, Inc. (A)	10,802	827,109
Blackline, Inc. (A)	12,001	1,335,351
Bottomline Technologies DE, Inc. (A)	10,054	372,802
Box, Inc., Class A (A)	32,881	840,110
BTRS Holdings, Inc. (A)	10,859	137,041
Cerence, Inc. (A)	8,484	905,328
ChannelAdvisor Corp. (A)	6,755	165,565
Cleanspark, Inc. (A)	7,550	125,632
Cloudera, Inc. (A)	51,856	822,436
CommVault Systems, Inc. (A)	9,476	740,739
Cornerstone OnDemand, Inc. (A)	14,091	726,814
Digimarc Corp. (A)(B)	3,136	105,056
Digital Turbine, Inc. (A)	18,910	1,437,727
Domo, Inc., Class B (A)	6,193	500,580
Ebix, Inc.	6,032	204,485
Envestnet, Inc. (A)	12,147	921,471
Ideanomics, Inc. (A)	91,681	260,374
InterDigital, Inc.	6,940	506,828
j2 Global, Inc. (A)	9,657	1,328,320
JFrog, Ltd. (A)(B)	11,604	528,214
LivePerson, Inc. (A)	14,356	907,873
MicroStrategy, Inc., Class A (A)(B)	1,755	1,166,198
Mimecast, Ltd. (A)	13,361	708,801
Mitek Systems, Inc. (A)	9,759	187,958
Model N, Inc. (A)	7,840	268,677
Momentive Global, Inc. (A)	28,808	606,985
ON24, Inc. (A)	2,145	76,105
OneSpan, Inc. (A)	8,126	207,538
PagerDuty, Inc. (A)	18,145	772,614
Ping Identity Holding Corp. (A)	9,869	226,000
Progress Software Corp.	9,835	454,869
PROS Holdings, Inc. (A)	9,071	413,365
Q2 Holdings, Inc. (A)	12,233	1,254,861
QAD, Inc., Class A	2,766	240,697
Qualys, Inc. (A)	7,617	766,956
Rapid7, Inc. (A)	12,308	1,164,706
Rimini Street, Inc. (A)	10,896	67,119
Riot Blockchain, Inc. (A)	18,918	712,641
Sailpoint Technologies Holdings, Inc. (A)	20,286	1,036,006
Sapiens International Corp. NV	7,043	185,020
ShotSpotter, Inc. (A)	2,147	104,709
Smith Micro Software, Inc. (A)	12,716	66,378
Sprout Social, Inc., Class A (A)	9,928	887,762
SPS Commerce, Inc. (A)	8,040	802,794
Sumo Logic, Inc. (A)(B)	18,402	380,001
Telos Corp. (A)	3,935	133,829
Tenable Holdings, Inc. (A)	20,410	843,954
Upland Software, Inc. (A)	6,587	271,187
Varonis Systems, Inc. (A)	23,714	1,366,401
Verint Systems, Inc. (A)	14,275	643,374
Veritone, Inc. (A)	6,612	130,323
Viant Technology, Inc., Class A (A)	2,686	79,989
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
VirnetX Holding Corp. (A)(B)	16,654	$71,113
Vonage Holdings Corp. (A)	54,243	781,642
Workiva, Inc. (A)	9,422	1,048,951
Xperi Holding Corp.	23,689	526,843
Yext, Inc. (A)	25,095	358,608
Zix Corp. (A)	14,037	98,961
Zuora, Inc., Class A (A)	23,648	407,928
		40,519,273
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	27,149	1,085,146
Avid Technology, Inc. (A)	8,132	318,368
Corsair Gaming, Inc. (A)(B)	5,978	199,008
Diebold Nixdorf, Inc. (A)	16,369	210,178
Eastman Kodak Company (A)	10,835	90,147
Quantum Corp. (A)	13,934	96,005
Super Micro Computer, Inc. (A)	9,603	337,834
Turtle Beach Corp. (A)	3,519	112,326
		2,449,012
		92,195,068
Materials – 3.6%
Chemicals – 1.8%
AdvanSix, Inc. (A)	6,204	185,251
American Vanguard Corp.	7,492	131,185
Amyris, Inc. (A)(B)	37,529	614,350
Avient Corp.	20,287	997,309
Balchem Corp.	7,129	935,753
Cabot Corp.	12,619	718,400
Chase Corp.	1,705	174,950
Danimer Scientific, Inc. (A)	15,435	386,647
Ferro Corp. (A)	18,286	394,429
GCP Applied Technologies, Inc. (A)	11,128	258,837
Hawkins, Inc.	4,775	156,381
HB Fuller Company	11,479	730,179
Ingevity Corp. (A)	8,981	730,694
Innospec, Inc.	5,420	491,106
Intrepid Potash, Inc. (A)	2,483	79,108
Koppers Holdings, Inc. (A)	5,054	163,497
Kraton Corp. (A)	7,050	227,645
Kronos Worldwide, Inc.	5,345	76,540
Livent Corp. (A)	33,029	639,441
Minerals Technologies, Inc.	7,331	576,730
Orion Engineered Carbons SA (A)	13,616	258,568
PQ Group Holdings, Inc.	11,667	179,205
PureCycle Technologies, Inc. (A)(B)	7,598	179,693
Quaker Chemical Corp.	3,013	714,653
Rayonier Advanced Materials, Inc. (A)	14,810	99,079
Sensient Technologies Corp.	9,340	808,470
Stepan Company	4,649	559,135
Tredegar Corp.	6,598	90,854
Trinseo SA	8,597	514,444
Tronox Holdings PLC, Class A	25,559	572,522
Zymergen, Inc. (A)	4,250	170,043
		12,815,098
Construction materials – 0.2%
Forterra, Inc. (A)	6,540	153,755
Summit Materials, Inc., Class A (A)	26,266	915,370
U.S. Concrete, Inc. (A)	3,675	271,215
		1,340,340
Containers and packaging – 0.2%
Greif, Inc., Class A	5,318	322,005
Greif, Inc., Class B	1,724	101,716
Myers Industries, Inc.	8,451	177,471
O-I Glass, Inc. (A)	34,980	571,223

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Pactiv Evergreen, Inc.	9,538	$143,738
Ranpak Holdings Corp. (A)	8,060	201,742
UFP Technologies, Inc. (A)	2,062	118,400
		1,636,295
Metals and mining – 1.2%
1911 Gold Corp. (A)	5,045	1,630
Allegheny Technologies, Inc. (A)	28,354	591,181
Arconic Corp. (A)	24,628	877,249
Carpenter Technology Corp.	10,678	429,469
Century Aluminum Company (A)	11,633	149,949
Coeur Mining, Inc. (A)	55,288	490,957
Commercial Metals Company	26,518	814,633
Compass Minerals International, Inc.	7,482	443,383
Constellium SE (A)	27,279	516,937
Gatos Silver, Inc. (A)	8,389	146,724
Haynes International, Inc.	3,121	110,421
Hecla Mining Company	119,749	890,933
Kaiser Aluminum Corp.	3,555	439,007
Materion Corp.	4,519	340,507
MP Materials Corp. (A)	16,264	599,491
Novagold Resources, Inc. (A)	54,880	439,589
Olympic Steel, Inc.	2,343	68,861
Ryerson Holding Corp. (A)	3,961	57,831
Schnitzer Steel Industries, Inc., Class A	5,865	287,678
SunCoke Energy, Inc.	19,751	141,022
TimkenSteel Corp. (A)	10,322	146,056
Warrior Met Coal, Inc.	11,428	196,562
Worthington Industries, Inc.	7,581	463,806
		8,643,876
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	3,933	113,939
Domtar Corp. (A)	11,092	609,616
Glatfelter Corp.	10,222	142,801
Neenah, Inc.	3,880	194,660
Schweitzer-Mauduit International, Inc.	7,056	284,921
Verso Corp., Class A	7,107	125,794
		1,471,731
		25,907,340
Real estate – 6.5%
Equity real estate investment trusts – 5.8%
Acadia Realty Trust	19,049	418,316
Agree Realty Corp.	14,539	1,024,854
Alexander & Baldwin, Inc.	16,140	295,685
Alexander's, Inc.	525	140,674
American Assets Trust, Inc.	11,168	416,455
American Finance Trust, Inc.	25,066	212,560
Apartment Investment and Management Company, Class A	33,111	222,175
Apple Hospitality REIT, Inc.	46,477	709,239
Armada Hoffler Properties, Inc.	14,110	187,522
Ashford Hospitality Trust, Inc. (A)	25,530	116,417
Braemar Hotels & Resorts, Inc. (A)	11,918	74,011
Brandywine Realty Trust	37,322	511,685
Broadstone Net Lease, Inc.	31,388	734,793
CareTrust REIT, Inc.	21,833	507,181
CatchMark Timber Trust, Inc., Class A	12,533	146,636
Centerspace	3,002	236,858
Chatham Lodging Trust (A)	11,277	145,135
City Office REIT, Inc.	11,200	139,216
Columbia Property Trust, Inc.	25,477	443,045
Community Healthcare Trust, Inc.	5,362	254,481
CorePoint Lodging, Inc. (A)	9,761	104,443
Corporate Office Properties Trust	24,654	690,065
CTO Realty Growth, Inc.	1,874	100,296
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DiamondRock Hospitality Company (A)	46,978	$455,687
DigitalBridge Group, Inc. (A)	107,628	850,261
Diversified Healthcare Trust	54,192	226,523
Easterly Government Properties, Inc.	18,768	395,629
EastGroup Properties, Inc.	8,649	1,422,328
Empire State Realty Trust, Inc., Class A	31,502	378,024
Equity Commonwealth	24,479	641,350
Essential Properties Realty Trust, Inc.	26,237	709,448
Farmland Partners, Inc.	7,176	86,471
Four Corners Property Trust, Inc.	17,000	469,370
Franklin Street Properties Corp.	26,200	137,812
Getty Realty Corp.	8,586	267,454
Gladstone Commercial Corp.	8,759	197,603
Gladstone Land Corp.	6,106	146,910
Global Medical REIT, Inc.	13,418	198,050
Global Net Lease, Inc.	21,301	394,069
Healthcare Realty Trust, Inc.	30,956	934,871
Hersha Hospitality Trust (A)	8,052	86,640
Independence Realty Trust, Inc.	21,988	400,841
Indus Realty Trust, Inc.	1,261	82,785
Industrial Logistics Properties Trust	14,302	373,854
Innovative Industrial Properties, Inc.	5,308	1,013,934
iStar, Inc.	15,772	326,954
Kite Realty Group Trust	18,447	406,018
Lexington Realty Trust	58,952	704,476
LTC Properties, Inc.	8,691	333,647
Mack-Cali Realty Corp.	19,789	339,381
Monmouth Real Estate Investment Corp.	21,034	393,756
National Health Investors, Inc.	9,625	645,356
National Storage Affiliates Trust	15,610	789,242
NETSTREIT Corp.	9,021	208,024
New Senior Investment Group, Inc.	19,975	175,381
NexPoint Residential Trust, Inc.	4,898	269,292
Office Properties Income Trust	11,273	330,412
One Liberty Properties, Inc.	4,657	132,212
Outfront Media, Inc. (A)	32,346	777,274
Paramount Group, Inc.	41,253	415,418
Pebblebrook Hotel Trust	29,087	684,999
Physicians Realty Trust	46,877	865,818
Piedmont Office Realty Trust, Inc., Class A	27,499	507,907
Plymouth Industrial REIT, Inc.	7,285	145,846
Postal Realty Trust, Inc., Class A	4,212	76,827
PotlatchDeltic Corp.	14,785	785,823
Preferred Apartment Communities, Inc., Class A	12,475	121,631
PS Business Parks, Inc.	4,333	641,631
QTS Realty Trust, Inc., Class A	15,145	1,170,709
Retail Opportunity Investments Corp.	26,039	459,849
Retail Properties of America, Inc., Class A	47,889	548,329
Retail Value, Inc.	4,644	101,007
RLJ Lodging Trust	36,689	558,773
RPT Realty	18,241	236,768
Ryman Hospitality Properties, Inc. (A)	12,016	948,783
Sabra Health Care REIT, Inc.	48,000	873,600
Safehold, Inc.	3,990	313,215
Saul Centers, Inc.	2,830	128,624
Seritage Growth Properties, Class A (A)	8,315	152,996
Service Properties Trust	37,015	466,389
SITE Centers Corp.	38,212	575,473
STAG Industrial, Inc.	35,482	1,328,091
Summit Hotel Properties, Inc. (A)	23,585	220,048
Sunstone Hotel Investors, Inc. (A)	47,681	592,198
Tanger Factory Outlet Centers, Inc.	22,068	415,982
Terreno Realty Corp.	14,940	963,929

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The GEO Group, Inc.	26,688	$190,019
The Macerich Company	44,060	804,095
UMH Properties, Inc.	9,411	205,348
Uniti Group, Inc.	43,882	464,710
Universal Health Realty Income Trust	3,196	196,714
Urban Edge Properties	25,970	496,027
Urstadt Biddle Properties, Inc., Class A	7,346	142,365
Washington Real Estate Investment Trust	18,617	428,191
Whitestone REIT	10,937	90,230
Xenia Hotels & Resorts, Inc. (A)	25,613	479,731
		41,331,174
Real estate management and development – 0.7%
Cushman & Wakefield PLC (A)	26,323	459,863
eXp World Holdings, Inc. (A)	14,014	543,323
Forestar Group, Inc. (A)	4,341	90,770
FRP Holdings, Inc. (A)	1,773	98,721
Kennedy-Wilson Holdings, Inc.	26,574	528,025
Marcus & Millichap, Inc. (A)	5,270	204,845
Newmark Group, Inc., Class A	33,563	403,092
Rafael Holdings, Inc., Class B (A)	2,328	118,844
RE/MAX Holdings, Inc., Class A	4,356	145,185
Realogy Holdings Corp. (A)	25,502	464,646
Redfin Corp. (A)	22,791	1,445,177
Tejon Ranch Company (A)	5,924	90,104
The RMR Group, Inc., Class A	3,938	152,164
The St. Joe Company	7,583	338,278
		5,083,037
		46,414,211
Utilities – 2.3%
Electric utilities – 0.5%
ALLETE, Inc.	11,496	804,490
MGE Energy, Inc.	8,278	616,214
Otter Tail Corp.	9,389	458,277
PNM Resources, Inc.	18,816	917,656
Portland General Electric Company	19,789	911,877
		3,708,514
Gas utilities – 0.8%
Brookfield Infrastructure Corp., Class A	8,206	618,732
Chesapeake Utilities Corp.	3,894	468,565
New Jersey Resources Corp.	21,539	852,298
Northwest Natural Holding Company	7,041	369,793
ONE Gas, Inc.	11,637	862,534
South Jersey Industries, Inc.	23,018	596,857
Southwest Gas Holdings, Inc.	12,520	828,699
Spire, Inc.	11,198	809,279
		5,406,757
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	9,239	233,008
Clearway Energy, Inc., Class C	17,284	457,680
Ormat Technologies, Inc.	10,038	697,942
Sunnova Energy International, Inc. (A)	19,318	727,516
		2,116,146
Multi-utilities – 0.3%
Avista Corp.	15,468	660,020
Black Hills Corp.	13,866	910,026
NorthWestern Corp.	11,260	678,077
Unitil Corp.	3,475	184,071
		2,432,194
Water utilities – 0.4%
American States Water Company	8,056	640,935
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	3,341	$122,849
Cadiz, Inc. (A)	5,644	76,758
California Water Service Group	11,386	632,378
Middlesex Water Company	3,877	316,867
Pure Cycle Corp. (A)	6,277	86,748
SJW Group	6,372	403,348
The York Water Company	3,472	157,282
		2,437,165
		16,100,776
TOTAL COMMON STOCKS (Cost $459,598,278)		$677,190,798
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	88,114	74,897
TOTAL RIGHTS (Cost $26,845)		$74,897
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	6,680
TOTAL WARRANTS (Cost $0)		$6,680
SHORT-TERM INVESTMENTS – 5.4%
U.S. Government Agency – 3.2%
Federal Home Loan Bank Discount Note
0.020%, 07/16/2021 *	$13,000,000	12,999,838
0.035%, 08/25/2021 *	3,000,000	2,999,817
0.040%, 07/19/2021 *	7,000,000	6,999,895
		22,999,550
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.0324% (F)(G)	569,583	5,698,446
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,600,000 on 7-1-21, collateralized by $10,117,900 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,792,031)	$9,600,000	9,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,298,272)		$38,297,996
Total Investments (Small Cap Index Trust) (Cost $497,923,395) – 100.5%		$715,570,371
Other assets and liabilities, net – (0.5%)		(3,382,037)
TOTAL NET ASSETS – 100.0%		$712,188,334
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	311	Long	Sep 2021	$35,881,066	$35,886,290	$5,224
						$5,224

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 2.1%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,281	$58,273
Cincinnati Bell, Inc. (A)	1,172	18,072
Consolidated Communications Holdings, Inc. (A)	4,985	43,818
Iridium Communications, Inc. (A)	2,117	84,659
Liberty Latin America, Ltd., Class A (A)	4,204	58,267
Liberty Latin America, Ltd., Class C (A)	11,346	159,979
		423,068
Entertainment – 0.6%
Ballantyne Strong, Inc. (A)	1,114	5,336
Liberty Media Corp.-Liberty Formula One, Series A (A)	2,022	86,198
Liberty Media Corp.-Liberty Formula One, Series C (A)	11,028	531,660
Lions Gate Entertainment Corp., Class A (A)	5,809	120,246
Lions Gate Entertainment Corp., Class B (A)	8,534	156,172
Madison Square Garden Entertainment Corp. (A)	1,034	86,825
Reading International, Inc., Class A (A)	1,100	7,667
The Marcus Corp. (A)(B)	2,916	61,848
		1,055,952
Interactive media and services – 0.1%
Cars.com, Inc. (A)	5,579	79,947
DHI Group, Inc. (A)	5,212	17,617
QuinStreet, Inc. (A)	1,887	35,060
Yelp, Inc. (A)	1,685	67,333
		199,957
Media – 1.0%
AMC Networks, Inc., Class A (A)	1,328	88,710
Audacy, Inc. (A)	6,702	28,886
Beasley Broadcast Group, Inc., Class A (A)	502	1,451
Boston Omaha Corp., Class A (A)	1,631	51,719
comScore, Inc. (A)	2,845	14,225
DallasNews Corp.	1,059	7,879
Entravision Communications Corp., Class A	5,075	33,901
Fluent, Inc. (A)	5,600	16,408
Gannett Company, Inc. (A)	7,195	39,501
Gray Television, Inc.	6,546	153,176
Hemisphere Media Group, Inc. (A)	951	11,222
John Wiley & Sons, Inc., Class A	1,937	116,569
Meredith Corp. (A)	2,602	113,031
Nexstar Media Group, Inc., Class A	1,859	274,909
Scholastic Corp.	1,876	71,082
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	8,149	$152,875
The EW Scripps Company, Class A	5,843	119,139
The Interpublic Group of Companies, Inc.	9,493	308,428
		1,603,111
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	3,863	37,162
Telephone & Data Systems, Inc.	7,131	161,588
United States Cellular Corp. (A)	2,570	93,317
		292,067
		3,574,155
Consumer discretionary – 14.0%
Auto components – 2.5%
Adient PLC (A)	3,399	153,635
American Axle & Manufacturing Holdings, Inc. (A)	6,125	63,394
Autoliv, Inc.	3,921	383,317
BorgWarner, Inc.	10,789	523,698
Cooper-Standard Holdings, Inc. (A)	1,311	38,019
Dana, Inc.	8,889	211,203
Dorman Products, Inc. (A)	4,802	497,823
Fox Factory Holding Corp. (A)	9,005	1,401,696
Gentherm, Inc. (A)	420	29,841
Horizon Global Corp. (A)	878	7,445
LCI Industries	237	31,147
Lear Corp.	1,655	290,088
Modine Manufacturing Company (A)	4,925	81,706
Motorcar Parts of America, Inc. (A)	1,585	35,567
Patrick Industries, Inc.	647	47,231
Standard Motor Products, Inc.	1,901	82,408
Stoneridge, Inc. (A)	1,672	49,324
Strattec Security Corp. (A)	924	41,081
The Goodyear Tire & Rubber Company (A)	17,683	303,263
		4,271,886
Automobiles – 0.2%
Harley-Davidson, Inc.	2,302	105,478
Thor Industries, Inc.	1,162	131,306
Winnebago Industries, Inc.	1,123	76,319
		313,103
Distributors – 0.0%
Core-Mark Holding Company, Inc.	1,227	55,227
Weyco Group, Inc.	1,316	29,439
		84,666
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	3,782	134,790
American Public Education, Inc. (A)	1,450	41,093
Carriage Services, Inc.	1,797	66,435

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Graham Holdings Company, Class B	347	$219,963
Grand Canyon Education, Inc. (A)	8,923	802,802
Houghton Mifflin Harcourt Company (A)	5,833	64,396
Laureate Education, Inc., Class A (A)	3,940	57,169
Lincoln Educational Services Corp. (A)	1,100	8,558
OneSpaWorld Holdings, Ltd. (A)	3,242	31,415
Perdoceo Education Corp. (A)	5,378	65,988
Stride, Inc. (A)	2,888	92,791
Universal Technical Institute, Inc. (A)	3,087	20,035
Zovio, Inc. (A)	3,463	8,969
		1,614,404
Hotels, restaurants and leisure – 1.2%
Ark Restaurants Corp. (A)	64	1,264
Biglari Holdings, Inc., Class A (A)	3	2,337
Biglari Holdings, Inc., Class B (A)	102	16,266
Bluegreen Vacations Holding Corp. (A)	348	6,264
Carrols Restaurant Group, Inc. (A)	1,688	10,145
Churchill Downs, Inc.	3,372	668,533
Chuy's Holdings, Inc. (A)	19,971	744,119
Del Taco Restaurants, Inc.	2,438	24,404
Dover Motorsports, Inc.	400	900
El Pollo Loco Holdings, Inc. (A)	2,613	47,792
Fiesta Restaurant Group, Inc. (A)	1,348	18,104
International Game Technology PLC (A)	5,109	122,412
Marriott Vacations Worldwide Corp. (A)	909	144,804
Monarch Casino & Resort, Inc. (A)	1,074	71,067
Playa Hotels & Resorts NV (A)	2,743	20,380
RCI Hospitality Holdings, Inc.	396	26,215
Red Robin Gourmet Burgers, Inc. (A)	731	24,203
		1,949,209
Household durables – 2.2%
Bassett Furniture Industries, Inc.	1,234	30,048
Beazer Homes USA, Inc. (A)	1,614	31,134
Cavco Industries, Inc. (A)	510	113,317
Century Communities, Inc.	1,378	91,692
Ethan Allen Interiors, Inc.	1,706	47,086
Flexsteel Industries, Inc.	1,118	45,156
Green Brick Partners, Inc. (A)	900	20,466
Hooker Furniture Corp.	1,821	63,079
iRobot Corp. (A)	743	69,389
KB Home	6,043	246,071
La-Z-Boy, Inc.	3,039	112,565
Legacy Housing Corp. (A)	585	9,892
LGI Homes, Inc. (A)	1,066	172,628
Lifetime Brands, Inc.	2,931	43,877
M/I Homes, Inc. (A)	2,195	128,781
MDC Holdings, Inc.	4,059	205,385
Meritage Homes Corp. (A)	2,251	211,774
Mohawk Industries, Inc. (A)	2,210	424,740
Newell Brands, Inc.	4,663	128,093
Taylor Morrison Home Corp. (A)	6,235	164,729
The New Home Company, Inc. (A)	831	4,878
Toll Brothers, Inc.	8,961	518,035
TopBuild Corp. (A)	2,224	439,863
Tri Pointe Homes, Inc. (A)	9,765	209,264
Universal Electronics, Inc. (A)	745	36,133
VOXX International Corp. (A)	3,131	43,865
		3,611,940
Internet and direct marketing retail – 0.3%
1-800-Flowers.com, Inc., Class A (A)	890	28,364
Lands' End, Inc. (A)	1,503	61,698
Liquidity Services, Inc. (A)	1,691	43,036
Qurate Retail, Inc., Series A	20,519	268,594
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Stamps.com, Inc. (A)	518	$103,750
		505,442
Leisure products – 0.4%
Acushnet Holdings Corp.	3,375	166,725
American Outdoor Brands, Inc. (A)	614	21,576
Callaway Golf Company (A)	1,265	42,668
Escalade, Inc.	3,529	80,991
Johnson Outdoors, Inc., Class A	766	92,686
Nautilus, Inc. (A)	1,580	26,623
Smith & Wesson Brands, Inc.	859	29,807
Vista Outdoor, Inc. (A)	3,182	147,263
		608,339
Multiline retail – 1.0%
Big Lots, Inc.	2,327	153,605
Dillard's, Inc., Class A	2,339	423,078
Franchise Group, Inc.	300	10,581
Kohl's Corp.	8,128	447,934
Macy's, Inc. (A)	12,243	232,127
Ollie's Bargain Outlet Holdings, Inc. (A)	5,275	443,786
		1,711,111
Specialty retail – 4.3%
Abercrombie & Fitch Company, Class A (A)	4,970	230,757
Advance Auto Parts, Inc.	1,763	361,662
American Eagle Outfitters, Inc.	3,470	130,229
America's Car-Mart, Inc. (A)	338	47,901
Asbury Automotive Group, Inc. (A)	645	110,534
AutoNation, Inc. (A)	5,555	526,670
Barnes & Noble Education, Inc. (A)	6,174	44,515
Bed Bath & Beyond, Inc. (A)	7,867	261,892
Big 5 Sporting Goods Corp. (B)	2,004	51,463
Boot Barn Holdings, Inc. (A)	2,080	174,824
Build-A-Bear Workshop, Inc. (A)	2,470	42,756
Chico's FAS, Inc. (A)	8,871	58,371
Citi Trends, Inc. (A)	1,422	123,714
Conn's, Inc. (A)	2,177	55,514
Designer Brands, Inc., Class A (A)	4,349	71,976
Dick's Sporting Goods, Inc.	3,608	361,486
Five Below, Inc. (A)	4,102	792,794
Foot Locker, Inc.	4,562	281,156
Genesco, Inc. (A)	1,311	83,484
Group 1 Automotive, Inc.	1,593	246,007
Guess?, Inc.	5,350	141,240
Haverty Furniture Companies, Inc.	1,613	68,972
Hibbett, Inc. (A)	1,098	98,414
Lithia Motors, Inc.	3,368	1,157,380
Lumber Liquidators Holdings, Inc. (A)	1,480	31,228
MarineMax, Inc. (A)	2,016	98,260
Monro, Inc.	1,145	72,719
Penske Automotive Group, Inc.	4,329	326,796
Rent-A-Center, Inc.	1,084	57,528
Shoe Carnival, Inc.	1,152	82,472
Signet Jewelers, Ltd. (A)	3,675	296,903
Sonic Automotive, Inc., Class A	1,522	68,094
The Aaron's Company, Inc.	1,356	43,378
The Buckle, Inc.	753	37,462
The Cato Corp., Class A	1,957	33,015
The Container Store Group, Inc. (A)	2,221	28,962
The ODP Corp. (A)	3,276	157,281
Tilly's, Inc., Class A	712	11,378
Urban Outfitters, Inc. (A)	4,015	165,498
Zumiez, Inc. (A)	1,822	89,260
		7,123,945

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	3,763	$215,206
Culp, Inc.	334	5,444
Delta Apparel, Inc. (A)	500	14,760
Fossil Group, Inc. (A)	3,231	46,139
G-III Apparel Group, Ltd. (A)	3,404	111,855
Lakeland Industries, Inc. (A)	1,110	24,786
Movado Group, Inc.	1,758	55,324
Oxford Industries, Inc.	4,836	477,990
PVH Corp. (A)	2,670	287,265
Ralph Lauren Corp.	189	22,266
Rocky Brands, Inc.	1,478	82,177
Steven Madden, Ltd.	820	35,883
Superior Group of Companies, Inc.	663	15,852
Tapestry, Inc. (A)	1,784	77,568
Unifi, Inc. (A)	2,453	59,755
Vera Bradley, Inc. (A)	2,034	25,201
		1,557,471
		23,351,516
Consumer staples – 4.1%
Beverages – 0.3%
MGP Ingredients, Inc.	571	38,622
Molson Coors Beverage Company, Class B (A)	9,159	491,747
		530,369
Food and staples retailing – 1.3%
Casey's General Stores, Inc.	162	31,532
Grocery Outlet Holding Corp. (A)	1,730	59,962
Ingles Markets, Inc., Class A	1,895	110,422
Natural Grocers by Vitamin Cottage, Inc.	1,014	10,890
Performance Food Group Company (A)	12,763	618,878
PriceSmart, Inc.	4,568	415,734
Rite Aid Corp. (A)	3,864	62,983
SpartanNash Company	3,523	68,029
Sprouts Farmers Market, Inc. (A)	4,445	110,458
The Andersons, Inc.	3,384	103,314
The Chefs' Warehouse, Inc. (A)	789	25,114
U.S. Foods Holding Corp. (A)	6,757	259,199
United Natural Foods, Inc. (A)	4,429	163,784
Village Super Market, Inc., Class A	685	16,104
Weis Markets, Inc.	2,371	122,486
		2,178,889
Food products – 2.1%
Alico, Inc.	341	12,140
B&G Foods, Inc. (B)	1,941	63,665
Bunge, Ltd.	6,512	508,913
Cal-Maine Foods, Inc.	1,161	42,040
Darling Ingredients, Inc. (A)	10,424	703,620
Farmer Brothers Company (A)	1,069	13,566
Flowers Foods, Inc.	5,888	142,490
Fresh Del Monte Produce, Inc.	2,635	86,639
Hostess Brands, Inc. (A)	4,123	66,751
Ingredion, Inc.	3,644	329,782
J&J Snack Foods Corp.	853	148,772
John B. Sanfilippo & Son, Inc.	400	35,428
Landec Corp. (A)	3,130	35,213
Limoneira Company	199	3,492
Pilgrim's Pride Corp. (A)	3,291	72,994
Post Holdings, Inc. (A)	3,484	377,909
Sanderson Farms, Inc.	1,082	203,384
Seaboard Corp.	52	201,174
Seneca Foods Corp., Class A (A)	1,409	71,972
The Hain Celestial Group, Inc. (A)	3,757	150,731
The Simply Good Foods Company (A)	1,707	62,323
Tootsie Roll Industries, Inc. (B)	1,396	47,338
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	1,806	$80,403
		3,460,739
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	82,200
Central Garden & Pet Company, Class A (A)	3,288	158,810
Oil-Dri Corp. of America	531	18,150
Spectrum Brands Holdings, Inc.	1,089	92,609
		351,769
Personal products – 0.2%
Edgewell Personal Care Company	3,300	144,870
Mannatech, Inc.	276	7,618
Natural Alternatives International, Inc. (A)	200	3,388
Nature's Sunshine Products, Inc.	1,118	19,420
Nu Skin Enterprises, Inc., Class A	2,131	120,721
		296,017
Tobacco – 0.0%
Universal Corp.	1,975	112,516
		6,930,299
Energy – 5.8%
Energy equipment and services – 1.1%
Archrock, Inc.	10,702	95,355
ChampionX Corp. (A)	7,217	185,116
Dawson Geophysical Company (A)	3,948	10,304
Dril-Quip, Inc. (A)	2,386	80,718
Exterran Corp. (A)	4,737	22,548
Frank's International NV (A)(B)	13,259	40,175
Geospace Technologies Corp. (A)	516	4,174
Gulf Island Fabrication, Inc. (A)	3,019	13,646
Helix Energy Solutions Group, Inc. (A)	12,029	68,686
Helmerich & Payne, Inc.	4,237	138,253
KLX Energy Services Holdings, Inc. (A)	373	3,562
Liberty Oilfield Services, Inc., Class A (A)	9,594	135,851
Nabors Industries, Ltd. (A)	597	68,201
National Energy Services Reunited Corp. (A)	3,117	44,417
Natural Gas Services Group, Inc. (A)	2,620	26,934
Newpark Resources, Inc. (A)	6,750	23,355
NexTier Oilfield Solutions, Inc. (A)	11,003	52,374
NOV, Inc. (A)	3,659	56,056
Oceaneering International, Inc. (A)	5,817	90,571
Oil States International, Inc. (A)	4,041	31,722
Patterson-UTI Energy, Inc.	12,012	119,399
ProPetro Holding Corp. (A)	7,061	64,679
RPC, Inc. (A)	12,691	62,820
SEACOR Marine Holdings, Inc. (A)	2,432	10,725
Select Energy Services, Inc., Class A (A)	5,093	30,762
Technip Energies NV, ADR (A)	2,809	38,315
TechnipFMC PLC (A)	20,822	188,439
Tidewater, Inc. (A)	2,791	33,632
Transocean, Ltd. (A)(B)	13,252	59,899
U.S. Silica Holdings, Inc. (A)	4,282	49,500
		1,850,188
Oil, gas and consumable fuels – 4.7%
Adams Resources & Energy, Inc.	724	20,048
Antero Midstream Corp.	26,090	271,075
Antero Resources Corp. (A)	20,791	312,489
APA Corp.	368	7,960
Ardmore Shipping Corp. (A)	1,174	4,954
Berry Corp.	3,197	21,484
Bonanza Creek Energy, Inc.	1,183	55,684
Cabot Oil & Gas Corp.	10,189	177,900
Callon Petroleum Company (A)(B)	1,879	108,400

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Centennial Resource Development, Inc., Class A (A)	11,699	$79,319
Cimarex Energy Company	963	69,769
Clean Energy Fuels Corp. (A)	9,682	98,272
CNX Resources Corp. (A)	15,258	208,424
Comstock Resources, Inc. (A)	12,010	80,107
CONSOL Energy, Inc. (A)	4,596	84,888
Continental Resources, Inc.	11,202	426,012
CVR Energy, Inc.	1,951	35,040
Delek US Holdings, Inc.	5,312	114,845
Denbury, Inc. (A)	2,036	156,324
Devon Energy Corp.	17,092	498,915
DHT Holdings, Inc.	10,864	70,507
Diamondback Energy, Inc.	1,475	138,488
Dorian LPG, Ltd. (A)	3,417	48,248
Earthstone Energy, Inc., Class A (A)	1,600	17,712
EnLink Midstream LLC (A)	15,546	99,339
EQT Corp. (A)	15,110	336,349
Equitrans Midstream Corp.	25,675	218,494
Green Plains, Inc. (A)	5,268	177,110
HollyFrontier Corp.	8,800	289,520
International Seaways, Inc.	2,070	39,703
Kosmos Energy, Ltd. (A)	21,319	73,764
Laredo Petroleum, Inc. (A)	56	5,196
Magnolia Oil & Gas Corp., Class A (A)	33,100	517,353
Marathon Oil Corp.	42,707	581,669
Matador Resources Company	5,228	188,260
Murphy Oil Corp.	10,625	247,350
NACCO Industries, Inc., Class A	700	18,228
Nordic American Tankers, Ltd.	2,259	7,410
Overseas Shipholding Group, Inc., Class A (A)	5,561	11,622
Par Pacific Holdings, Inc. (A)	399	6,711
PBF Energy, Inc., Class A (A)	7,833	119,845
PDC Energy, Inc.	6,240	285,730
Peabody Energy Corp. (A)	6,070	48,135
Penn Virginia Corp. (A)	651	15,370
PHX Minerals, Inc.	557	2,072
Range Resources Corp. (A)	18,052	302,552
Renewable Energy Group, Inc. (A)	3,442	214,574
REX American Resources Corp. (A)	429	38,687
SandRidge Energy, Inc. (A)	1,746	10,965
Scorpio Tankers, Inc.	2,441	53,824
SFL Corp., Ltd.	10,526	80,524
SilverBow Resources, Inc. (A)	324	7,523
SM Energy Company	5,199	128,051
Talos Energy, Inc. (A)	5,072	79,326
Targa Resources Corp.	4,019	178,645
Teekay Corp. (A)	286	1,064
Teekay Tankers, Ltd., Class A (A)	2,780	40,088
Whiting Petroleum Corp. (A)	2,713	147,994
World Fuel Services Corp.	3,166	100,457
		7,780,368
		9,630,556
Financials – 20.5%
Banks – 11.3%
1st Source Corp.	2,092	97,194
Allegiance Bancshares, Inc.	308	11,840
Altabancorp	518	22,435
Amerant Bancorp, Inc. (A)	686	14,667
American National Bankshares, Inc.	991	30,810
American River Bankshares	2,249	40,707
Ameris Bancorp	15,901	805,068
Arrow Financial Corp.	1,054	37,891
Associated Banc-Corp.	14,499	296,940
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Atlantic Capital Bancshares, Inc. (A)	1,267	$32,258
Atlantic Union Bankshares Corp.	14,373	520,590
Banc of California, Inc.	4,665	81,824
BancorpSouth Bank	7,247	205,308
Bank of Commerce Holdings	2,506	37,640
Bank of Marin Bancorp	1,150	36,685
Bank OZK	8,966	378,007
BankFinancial Corp.	2,146	24,550
BankUnited, Inc.	2,347	100,193
Banner Corp.	3,379	183,176
Bar Harbor Bankshares	1,690	48,368
BCB Bancorp, Inc.	1,477	19,866
Berkshire Hills Bancorp, Inc.	3,539	97,004
BOK Financial Corp.	4,528	392,125
Boston Private Financial Holdings, Inc.	6,871	101,347
Brookline Bancorp, Inc.	6,310	94,335
Bryn Mawr Bank Corp.	1,669	70,415
Business First Bancshares, Inc.	500	11,475
Byline Bancorp, Inc.	683	15,456
C&F Financial Corp.	627	31,977
Cadence BanCorp	5,634	117,638
Cambridge Bancorp	121	10,042
Camden National Corp.	1,722	82,243
Capital City Bank Group, Inc.	1,865	48,098
Capstar Financial Holdings, Inc.	600	12,300
Cathay General Bancorp	2,466	97,062
CBTX, Inc.	807	22,039
Central Pacific Financial Corp.	2,460	64,108
Century Bancorp, Inc., Class A	313	35,682
Chemung Financial Corp.	723	32,036
CIT Group, Inc.	3,539	182,577
Citizens & Northern Corp.	500	12,250
City Holding Company	400	30,096
Civista Bancshares, Inc.	1,114	24,619
CNB Financial Corp.	1,562	35,645
Columbia Banking System, Inc.	3,208	123,700
Comerica, Inc.	3,910	278,939
Community Trust Bancorp, Inc.	1,347	54,392
ConnectOne Bancorp, Inc.	1,273	33,314
CrossFirst Bankshares, Inc. (A)	1,824	25,080
Customers Bancorp, Inc. (A)	2,568	100,126
CVB Financial Corp.	3,612	74,371
Dime Community Bancshares, Inc.	3,390	113,972
Eagle Bancorp, Inc.	1,290	72,343
East West Bancorp, Inc.	461	33,049
Enterprise Bancorp, Inc.	246	8,057
Enterprise Financial Services Corp.	1,221	56,642
Equity Bancshares, Inc., Class A (A)	1,097	33,448
FB Financial Corp.	1,189	44,373
Financial Institutions, Inc.	1,481	44,430
First Bancorp (North Carolina)	2,905	118,844
First Bancorp (Puerto Rico)	14,979	178,550
First Bank	900	12,186
First Busey Corp.	2,457	60,590
First Business Financial Services, Inc.	1,366	36,978
First Choice Bancorp	400	12,180
First Commonwealth Financial Corp.	8,341	117,358
First Community Bankshares, Inc.	2,201	65,700
First Financial Bancorp	7,516	177,603
First Financial Corp.	1,432	58,454
First Financial Northwest, Inc.	1,100	16,665
First Foundation, Inc.	1,677	37,749
First Hawaiian, Inc.	5,863	166,157
First Horizon Corp.	25,469	440,104
First Internet Bancorp	777	24,071

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Interstate BancSystem, Inc., Class A	1,946	$81,401
First Merchants Corp.	4,369	182,056
First Mid Bancshares, Inc.	349	14,138
First Midwest Bancorp, Inc.	6,300	124,929
First Northwest Bancorp	800	14,040
Flushing Financial Corp.	2,921	62,597
FNB Corp.	16,986	209,437
Fulton Financial Corp.	11,240	177,367
German American Bancorp, Inc.	755	28,086
Great Southern Bancorp, Inc.	1,117	60,206
Great Western Bancorp, Inc.	3,019	98,993
Guaranty Bancshares, Inc.	293	9,983
Hancock Whitney Corp.	7,556	335,789
Hanmi Financial Corp.	3,082	58,743
HarborOne Bancorp, Inc.	4,217	60,472
Heartland Financial USA, Inc.	2,428	114,092
Heritage Commerce Corp.	3,825	42,572
Heritage Financial Corp.	1,981	49,565
Hilltop Holdings, Inc.	4,528	164,819
Home BancShares, Inc.	1,178	29,073
HomeTrust Bancshares, Inc.	560	15,624
Hope Bancorp, Inc.	10,431	147,912
Horizon Bancorp, Inc.	3,849	67,088
Huntington Bancshares, Inc.	23,965	341,981
Independent Bank Corp. (Massachusetts)	744	56,172
Independent Bank Corp. (Michigan)	1,806	39,208
Independent Bank Group, Inc.	1,953	144,483
International Bancshares Corp.	4,680	200,959
Investar Holding Corp.	500	11,445
Investors Bancorp, Inc.	18,672	266,263
Lakeland Bancorp, Inc.	3,580	62,578
LCNB Corp.	600	9,822
Macatawa Bank Corp.	5,091	44,546
Mercantile Bank Corp.	1,666	50,313
Metropolitan Bank Holding Corp. (A)	456	27,460
Midland States Bancorp, Inc.	1,070	28,109
MidWestOne Financial Group, Inc.	1,343	38,638
MVB Financial Corp.	300	12,798
National Bank Holdings Corp., Class A	1,336	50,421
National Bankshares, Inc.	622	21,776
NBT Bancorp, Inc.	2,964	106,615
Nicolet Bankshares, Inc. (A)	565	39,742
Northeast Bank	770	23,000
Northrim BanCorp, Inc.	1,530	65,408
Norwood Financial Corp.	1,188	30,888
OceanFirst Financial Corp.	1,393	29,030
OFG Bancorp	4,124	91,223
Old National Bancorp	10,998	193,675
Old Second Bancorp, Inc.	2,721	33,740
Origin Bancorp, Inc.	1,115	47,343
Orrstown Financial Services, Inc.	500	11,535
Pacific Mercantile Bancorp (A)	1,962	16,873
Pacific Premier Bancorp, Inc.	3,858	163,155
PacWest Bancorp	7,676	315,944
Park National Corp.	315	36,987
Peapack-Gladstone Financial Corp.	1,625	50,489
Penns Woods Bancorp, Inc.	1,188	28,298
Peoples Bancorp, Inc.	1,809	53,583
People's United Financial, Inc.	22,779	390,432
Pinnacle Financial Partners, Inc.	11,251	993,351
Popular, Inc.	5,455	409,398
Preferred Bank	589	37,266
Premier Financial Bancorp, Inc.	2,821	47,534
Primis Financial Corp.	3,850	58,751
Prosperity Bancshares, Inc.	5,378	386,140
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	1,211	$58,237
RBB Bancorp	1,075	26,037
Reliant Bancorp, Inc.	400	11,092
Renasant Corp.	3,529	141,160
Republic Bancorp, Inc., Class A	1,449	66,842
Republic First Bancorp, Inc. (A)	2,700	10,773
S&T Bancorp, Inc.	3,436	107,547
Sandy Spring Bancorp, Inc.	2,800	123,564
Seacoast Banking Corp. of Florida	1,753	59,865
Shore Bancshares, Inc.	2,225	37,269
Sierra Bancorp	1,759	44,767
Simmons First National Corp., Class A	5,235	153,595
SmartFinancial, Inc.	500	12,005
South State Corp.	2,447	200,067
Southern First Bancshares, Inc. (A)	537	27,473
Southside Bancshares, Inc.	374	14,298
Spirit of Texas Bancshares, Inc.	500	11,420
Sterling Bancorp	10,264	254,445
SVB Financial Group (A)	157	35,558
Synovus Financial Corp.	3,632	159,372
Texas Capital Bancshares, Inc. (A)	2,286	145,138
The Bancorp, Inc. (A)	4,053	93,260
The Bank of NT Butterfield & Son, Ltd.	445	15,775
The Community Financial Corp.	300	10,350
The First Bancorp, Inc.	1,769	52,097
The First Bancshares, Inc.	1,011	37,842
The First of Long Island Corp.	1,039	22,058
Towne Bank	3,708	112,797
TriCo Bancshares	721	30,700
TriState Capital Holdings, Inc. (A)	2,342	47,753
Triumph Bancorp, Inc. (A)	838	62,222
Trustmark Corp.	4,932	151,906
UMB Financial Corp.	789	73,424
Umpqua Holdings Corp.	12,930	238,559
United Bankshares, Inc.	7,106	259,369
United Community Banks, Inc.	4,271	136,715
Univest Financial Corp.	2,067	54,507
Valley National Bancorp	23,485	315,404
Veritex Holdings, Inc.	1,384	49,007
Washington Trust Bancorp, Inc.	1,035	53,147
Webster Financial Corp.	466	24,856
WesBanco, Inc.	5,027	179,112
Westamerica Bancorporation	169	9,807
Wintrust Financial Corp.	3,040	229,915
Zions Bancorp NA	8,731	461,521
		18,904,992
Capital markets – 2.0%
Blucora, Inc. (A)	6,814	117,950
Cowen, Inc., Class A	2,484	101,968
Houlihan Lokey, Inc.	11,483	939,195
Invesco, Ltd.	24,463	653,896
Janus Henderson Group PLC	8,689	337,220
Jefferies Financial Group, Inc.	9,310	318,402
Oppenheimer Holdings, Inc., Class A	1,674	85,106
Stifel Financial Corp.	11,157	723,643
StoneX Group, Inc. (A)	1,346	81,662
Virtus Investment Partners, Inc.	70	19,444
		3,378,486
Consumer finance – 1.2%
Ally Financial, Inc.	4,896	244,017
Encore Capital Group, Inc. (A)	1,949	92,363
Enova International, Inc. (A)	1,321	45,191
EZCORP, Inc., Class A (A)	3,087	18,615
LendingClub Corp. (A)	3,292	59,684
Navient Corp.	15,325	296,232

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Nelnet, Inc., Class A	2,648	$199,209
Nicholas Financial, Inc. (A)	75	842
OneMain Holdings, Inc.	5,011	300,209
PRA Group, Inc. (A)	2,487	95,675
PROG Holdings, Inc. (A)	1,040	50,055
Regional Management Corp.	573	26,667
Santander Consumer USA Holdings, Inc.	15,331	556,822
		1,985,581
Diversified financial services – 0.3%
California First Leasing Corp.	880	16,113
Cannae Holdings, Inc. (A)	1,645	55,782
Marlin Business Services Corp.	1,698	38,646
NewStar Financial, Inc. (A)(C)	5,739	583
Voya Financial, Inc.	6,477	398,336
		509,460
Insurance – 4.2%
Alleghany Corp. (A)	918	612,370
Ambac Financial Group, Inc. (A)	1,536	24,054
American Equity Investment Life Holding Company	7,384	238,651
American National Group, Inc.	1,352	200,840
Argo Group International Holdings, Ltd.	2,597	134,603
Assured Guaranty, Ltd.	5,779	274,387
Athene Holding, Ltd., Class A (A)	9,251	624,443
Axis Capital Holdings, Ltd.	4,518	221,427
Brighthouse Financial, Inc. (A)	2,584	117,675
CNA Financial Corp.	1,354	61,593
CNO Financial Group, Inc.	8,918	210,643
Donegal Group, Inc., Class A	2,876	41,903
Employers Holdings, Inc.	2,283	97,712
Enstar Group, Ltd. (A)	824	196,870
Everest Re Group, Ltd.	2,137	538,545
FedNat Holding Company	1,090	4,524
Fidelity National Financial, Inc.	1,356	58,932
First American Financial Corp.	3,118	194,407
Genworth Financial, Inc., Class A (A)	14,291	55,735
Global Indemnity Group LLC, Class A	1,190	31,357
Globe Life, Inc.	1,489	141,827
Greenlight Capital Re, Ltd., Class A (A)	2,616	23,884
Hallmark Financial Services, Inc. (A)	4,008	17,836
Heritage Insurance Holdings, Inc.	657	5,637
Horace Mann Educators Corp.	3,303	123,598
Independence Holding Company	1,947	90,185
Investors Title Company	189	33,005
Kemper Corp.	1,574	116,319
Lincoln National Corp.	7,332	460,743
MBIA, Inc. (A)	4,333	47,663
Mercury General Corp.	1,211	78,654
National Western Life Group, Inc., Class A	221	49,590
Old Republic International Corp.	13,924	346,847
ProAssurance Corp.	2,566	58,377
Reinsurance Group of America, Inc.	3,624	413,136
RenaissanceRe Holdings, Ltd.	929	138,254
Safety Insurance Group, Inc.	612	47,907
SiriusPoint, Ltd. (A)	2,292	23,080
State Auto Financial Corp.	3,187	54,561
Stewart Information Services Corp.	1,817	103,006
Tiptree, Inc.	2,600	24,180
United Fire Group, Inc.	1,897	52,604
United Insurance Holdings Corp.	5,283	30,113
Universal Insurance Holdings, Inc.	2,200	30,536
Unum Group	10,883	309,077
White Mountains Insurance Group, Ltd.	168	192,869
		6,954,159
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 1.5%
Axos Financial, Inc. (A)	1,540	$71,441
Capitol Federal Financial, Inc.	11,378	134,033
Columbia Financial, Inc. (A)	600	10,332
ESSA Bancorp, Inc.	897	14,702
Federal Agricultural Mortgage Corp., Class C	594	58,747
Flagstar Bancorp, Inc.	3,861	163,204
FS Bancorp, Inc.	200	14,254
Home Bancorp, Inc.	902	34,375
HomeStreet, Inc.	1,802	73,413
Kearny Financial Corp.	5,361	64,064
Merchants Bancorp	341	13,381
Meridian Bancorp, Inc.	1,625	33,248
Meta Financial Group, Inc.	2,595	131,385
MGIC Investment Corp.	9,113	123,937
Mr. Cooper Group, Inc. (A)	3,087	102,056
New York Community Bancorp, Inc.	24,244	267,169
NMI Holdings, Inc., Class A (A)	2,152	48,377
Northfield Bancorp, Inc.	4,119	67,552
Northwest Bancshares, Inc.	7,430	101,345
OP Bancorp	1,000	10,060
Premier Financial Corp.	1,989	56,507
Provident Financial Holdings, Inc.	1,778	30,706
Provident Financial Services, Inc.	4,010	91,789
Prudential Bancorp, Inc.	1,696	23,490
Radian Group, Inc.	10,338	230,021
Riverview Bancorp, Inc.	5,483	38,874
Southern Missouri Bancorp, Inc.	1,012	45,500
Territorial Bancorp, Inc.	1,722	44,720
TrustCo Bank Corp.	1,826	62,778
Washington Federal, Inc.	3,303	104,969
Waterstone Financial, Inc.	3,099	60,926
Western New England Bancorp, Inc.	4,739	38,623
WSFS Financial Corp.	2,604	121,320
		2,487,298
		34,219,976
Health care – 13.0%
Biotechnology – 3.5%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,452
Akebia Therapeutics, Inc. (A)	11,211	42,490
Albireo Pharma, Inc. (A)	13,655	480,383
Alkermes PLC (A)	6,034	147,954
AnaptysBio, Inc. (A)	1,489	38,610
Anika Therapeutics, Inc. (A)	533	23,074
Arena Pharmaceuticals, Inc. (A)	6,884	469,489
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,705	650,921
Catalyst Pharmaceuticals, Inc. (A)	2,300	13,225
Chimerix, Inc. (A)	2,352	18,816
Concert Pharmaceuticals, Inc. (A)	1,198	5,056
Deciphera Pharmaceuticals, Inc. (A)	12,780	467,876
Eagle Pharmaceuticals, Inc. (A)	236	10,101
Emergent BioSolutions, Inc. (A)	6,237	392,869
Enanta Pharmaceuticals, Inc. (A)	279	12,279
Halozyme Therapeutics, Inc. (A)	13,800	626,658
Insmed, Inc. (A)	10,450	297,407
Ligand Pharmaceuticals, Inc. (A)	122	16,005
Myriad Genetics, Inc. (A)	1,802	55,105
OPKO Health, Inc. (A)(B)	2,204	8,926
Oyster Point Pharma, Inc. (A)	25,300	434,907
PDL BioPharma, Inc. (A)(C)	5,434	9,183
Travere Therapeutics, Inc. (A)	21,407	312,328
United Therapeutics Corp. (A)	874	156,804
Vanda Pharmaceuticals, Inc. (A)	3,697	79,522
Veracyte, Inc. (A)	9,618	384,528

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vericel Corp. (A)	14,267	$749,018
		5,919,986
Health care equipment and supplies – 3.6%
AngioDynamics, Inc. (A)	4,876	132,286
AtriCure, Inc. (A)	10,886	863,586
Avanos Medical, Inc. (A)	3,807	138,461
Cardiovascular Systems, Inc. (A)	13,894	592,579
CryoLife, Inc. (A)	18,443	523,781
CryoPort, Inc. (A)	9,746	614,973
Envista Holdings Corp. (A)	8,070	348,705
FONAR Corp. (A)	463	8,186
Globus Medical, Inc., Class A (A)	11,443	887,176
ICU Medical, Inc. (A)	2,157	443,911
Inogen, Inc. (A)	400	26,068
Integer Holdings Corp. (A)	2,433	229,189
Integra LifeSciences Holdings Corp. (A)	9,133	623,236
IntriCon Corp. (A)	519	11,667
Invacare Corp. (A)	3,396	27,406
Kewaunee Scientific Corp. (A)	83	1,194
Lantheus Holdings, Inc. (A)	1,796	49,641
LENSAR, Inc. (A)	783	6,781
Meridian Bioscience, Inc. (A)	2,202	48,840
Merit Medical Systems, Inc. (A)	1,302	84,187
Natus Medical, Inc. (A)	1,669	43,361
NuVasive, Inc. (A)	1,932	130,951
Orthofix Medical, Inc. (A)	541	21,700
STERIS PLC	212	43,736
Surgalign Holdings, Inc. (A)	4,931	6,854
Utah Medical Products, Inc.	289	24,577
Varex Imaging Corp. (A)	1,166	31,272
		5,964,304
Health care providers and services – 3.2%
Acadia Healthcare Company, Inc. (A)	17,173	1,077,606
Addus HomeCare Corp. (A)	448	39,084
Brookdale Senior Living, Inc. (A)	12,258	96,838
Castle Biosciences, Inc. (A)	8,959	656,963
Covetrus, Inc. (A)	4,886	131,922
Cross Country Healthcare, Inc. (A)	2,734	45,138
Five Star Senior Living, Inc. (A)	2,100	12,096
HealthEquity, Inc. (A)	9,212	741,382
LHC Group, Inc. (A)	3,724	745,768
Magellan Health, Inc. (A)	1,785	168,147
MEDNAX, Inc. (A)	5,689	171,523
ModivCare, Inc. (A)	269	45,749
National HealthCare Corp.	1,428	99,817
Option Care Health, Inc. (A)	4,058	88,748
Owens & Minor, Inc.	4,390	185,829
Patterson Companies, Inc.	3,536	107,459
Premier, Inc., Class A	5,701	198,338
Select Medical Holdings Corp.	3,542	149,685
Star Equity Holdings, Inc. (A)	310	961
Surgery Partners, Inc. (A)	396	26,382
Triple-S Management Corp. (A)	2,760	61,465
Universal Health Services, Inc., Class B	987	144,526
US Physical Therapy, Inc.	3,816	442,160
		5,437,586
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	10,106	187,062
HealthStream, Inc. (A)	1,969	55,014
NextGen Healthcare, Inc. (A)	2,165	35,917
		277,993
Life sciences tools and services – 1.1%
Harvard Bioscience, Inc. (A)	6,562	54,661
Luminex Corp.	2,011	74,005
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Medpace Holdings, Inc. (A)	4,496	$794,128
Syneos Health, Inc. (A)	10,775	964,255
		1,887,049
Pharmaceuticals – 1.4%
Amphastar Pharmaceuticals, Inc. (A)	600	12,096
ANI Pharmaceuticals, Inc. (A)	400	14,020
BioDelivery Sciences International, Inc. (A)	6,044	21,638
Cara Therapeutics, Inc. (A)	2,825	40,313
Cumberland Pharmaceuticals, Inc. (A)	956	2,720
Endo International PLC (A)	2,935	13,736
Innoviva, Inc. (A)	1,860	24,943
Jazz Pharmaceuticals PLC (A)	733	130,210
Perrigo Company PLC	4,847	222,235
Phathom Pharmaceuticals, Inc. (A)	15,136	512,354
Prestige Consumer Healthcare, Inc. (A)	3,032	157,967
Satsuma Pharmaceuticals, Inc. (A)	2,208	15,566
SIGA Technologies, Inc. (A)	2,000	12,560
Supernus Pharmaceuticals, Inc. (A)	19,568	602,499
Taro Pharmaceutical Industries, Ltd. (A)	503	36,196
Zogenix, Inc. (A)	26,086	450,766
		2,269,819
		21,756,737
Industrials – 18.5%
Aerospace and defense – 0.5%
AAR Corp. (A)	3,093	119,854
Astronics Corp. (A)	1,700	29,767
Curtiss-Wright Corp.	987	117,216
Ducommun, Inc. (A)	1,674	91,333
Kaman Corp.	1,770	89,208
Kratos Defense & Security Solutions, Inc. (A)	2,475	70,513
Maxar Technologies, Inc.	1,000	39,920
Moog, Inc., Class A	1,548	130,125
National Presto Industries, Inc.	244	24,803
Park Aerospace Corp.	2,083	31,037
SIFCO Industries, Inc. (A)	1,000	10,070
Textron, Inc.	1,297	89,195
Vectrus, Inc. (A)	1,029	48,970
		892,011
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	1,670	38,794
Atlas Air Worldwide Holdings, Inc. (A)	2,473	168,436
Echo Global Logistics, Inc. (A)	1,896	58,283
Forward Air Corp.	886	79,519
Hub Group, Inc., Class A (A)	2,418	159,540
Radiant Logistics, Inc. (A)	1,875	12,994
		517,566
Airlines – 0.3%
Copa Holdings SA, Class A (A)	905	68,174
Hawaiian Holdings, Inc. (A)	2,646	64,483
JetBlue Airways Corp. (A)	3,526	59,166
Mesa Air Group, Inc. (A)	1,399	13,053
SkyWest, Inc. (A)	3,644	156,947
Spirit Airlines, Inc. (A)	4,452	135,519
		497,342
Building products – 1.5%
American Woodmark Corp. (A)	787	64,290
Apogee Enterprises, Inc.	2,405	97,956
Armstrong Flooring, Inc. (A)	1,831	11,334
Builders FirstSource, Inc. (A)	6,643	283,390
Gibraltar Industries, Inc. (A)	12,472	951,738
Griffon Corp.	2,832	72,584

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Insteel Industries, Inc.	1,689	$54,301
JELD-WEN Holding, Inc. (A)	10,200	267,852
Masonite International Corp. (A)	1,068	119,392
Owens Corning	860	84,194
PGT Innovations, Inc. (A)	1,494	34,706
Quanex Building Products Corp.	3,929	97,596
Resideo Technologies, Inc. (A)	3,733	111,990
Tecnoglass, Inc.	900	19,260
UFP Industries, Inc.	3,823	284,202
		2,554,785
Commercial services and supplies – 1.5%
ABM Industries, Inc.	5,148	228,314
ACCO Brands Corp.	6,712	57,925
Acme United Corp.	733	32,662
ADT, Inc.	13,007	140,346
Brady Corp., Class A	1,082	60,635
BrightView Holdings, Inc. (A)	3,879	62,529
CECO Environmental Corp. (A)	1,395	9,988
Civeo Corp. (A)	673	11,979
Clean Harbors, Inc. (A)	1,725	160,667
Deluxe Corp.	800	38,216
Ennis, Inc.	2,608	56,124
Harsco Corp. (A)	2,430	49,621
Heritage-Crystal Clean, Inc. (A)	1,877	55,709
Herman Miller, Inc.	1,320	62,225
HNI Corp.	1,502	66,043
Interface, Inc.	2,884	44,125
KAR Auction Services, Inc. (A)	3,101	54,423
Kimball International, Inc., Class B	1,715	22,552
Knoll, Inc.	2,003	52,058
Matthews International Corp., Class A	1,190	42,792
NL Industries, Inc.	3,260	21,190
Ritchie Brothers Auctioneers, Inc.	14,579	864,243
Steelcase, Inc., Class A	4,596	69,446
Team, Inc. (A)	2,106	14,110
UniFirst Corp.	371	87,051
Viad Corp. (A)	1,409	70,239
Vidler Water Resouces, Inc. (A)	2,493	33,157
Virco Manufacturing Corp. (A)	1,200	4,092
VSE Corp.	1,368	67,730
		2,540,191
Construction and engineering – 1.6%
API Group Corp. (A)(D)	2,846	59,453
Arcosa, Inc.	4,310	253,169
Argan, Inc.	854	40,813
Comfort Systems USA, Inc.	400	31,516
Concrete Pumping Holdings, Inc. (A)	1,800	15,246
Construction Partners, Inc., Class A (A)	936	29,390
Dycom Industries, Inc. (A)	4,391	327,261
EMCOR Group, Inc.	1,448	178,379
Fluor Corp. (A)	3,410	60,357
Granite Construction, Inc.	3,746	155,571
Great Lakes Dredge & Dock Corp. (A)	6,888	100,634
IES Holdings, Inc. (A)	237	12,172
MasTec, Inc. (A)	3,659	388,220
Matrix Service Company (A)	2,731	28,676
MYR Group, Inc. (A)	1,465	133,198
Northwest Pipe Company (A)	1,706	48,195
NV5 Global, Inc. (A)	533	50,374
Orion Group Holdings, Inc. (A)	4,263	24,512
Primoris Services Corp.	3,474	102,240
Quanta Services, Inc.	1,993	180,506
Sterling Construction Company, Inc. (A)	2,528	61,001
Tutor Perini Corp. (A)	4,167	57,713
Valmont Industries, Inc.	150	35,408
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Mobile Mini Holdings Corp. (A)	7,715	$215,017
		2,589,021
Electrical equipment – 1.2%
Acuity Brands, Inc.	150	28,055
Atkore, Inc. (A)	8,051	571,621
AZZ, Inc.	1,376	71,249
Encore Wire Corp.	1,949	147,715
EnerSys	953	93,137
LSI Industries, Inc.	4,131	33,089
nVent Electric PLC	3,766	117,650
Powell Industries, Inc.	1,244	38,502
Preformed Line Products Company	984	73,013
Regal Beloit Corp.	1,545	206,273
Sensata Technologies Holding PLC (A)	5,022	291,125
Thermon Group Holdings, Inc. (A)	15,080	256,963
Ultralife Corp. (A)	1,984	16,626
		1,945,018
Industrial conglomerates – 0.1%
Carlisle Companies, Inc.	457	87,461
Machinery – 5.3%
AGCO Corp.	3,217	419,432
Alamo Group, Inc.	5,076	775,004
Albany International Corp., Class A	1,875	167,363
Altra Industrial Motion Corp.	2,114	137,452
Astec Industries, Inc.	2,415	152,000
Barnes Group, Inc.	3,344	171,380
Chart Industries, Inc. (A)	1,798	263,083
CIRCOR International, Inc. (A)	1,614	52,616
Colfax Corp. (A)	7,506	343,850
Columbus McKinnon Corp.	2,178	105,067
Crane Company	682	62,996
EnPro Industries, Inc.	503	48,866
ESCO Technologies, Inc.	1,885	176,832
Federal Signal Corp.	3,670	147,644
Franklin Electric Company, Inc.	745	60,062
FreightCar America, Inc. (A)	735	4,359
Gates Industrial Corp. PLC (A)	8,586	155,149
Gencor Industries, Inc. (A)	2,100	25,536
Graham Corp.	333	4,582
Helios Technologies, Inc.	5,247	409,528
Hillenbrand, Inc.	1,385	61,051
Hurco Companies, Inc.	1,054	36,890
Hyster-Yale Materials Handling, Inc.	815	59,479
ITT, Inc.	1,268	116,136
Kadant, Inc.	218	38,388
Kennametal, Inc.	1,573	56,502
LB Foster Company, Class A (A)	1,699	31,669
Lydall, Inc. (A)	338	20,456
Meritor, Inc. (A)	2,572	60,236
Miller Industries, Inc.	1,434	56,557
Mueller Industries, Inc.	2,004	86,793
Mueller Water Products, Inc., Class A	3,140	45,279
NN, Inc. (A)	2,376	17,464
Oshkosh Corp.	2,463	306,988
Park-Ohio Holdings Corp.	749	24,073
Perma-Pipe International Holdings, Inc. (A)	1,100	7,326
RBC Bearings, Inc. (A)	3,872	772,154
REV Group, Inc.	2,206	34,612
Rexnord Corp.	1,780	89,071
Snap-on, Inc.	1,635	365,308
SPX FLOW, Inc.	1,971	128,588
Standex International Corp.	200	18,982
Tennant Company	494	39,446
Terex Corp.	1,393	66,335

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Eastern Company	1,471	$44,615
The Gorman-Rupp Company	1,454	50,076
The Greenbrier Companies, Inc.	2,830	123,331
The LS Starrett Company, Class A (A)	1,530	14,290
The Manitowoc Company, Inc. (A)	2,421	59,315
The Shyft Group, Inc.	30,536	1,142,352
The Timken Company	2,526	203,570
Titan International, Inc. (A)	3,936	33,377
TriMas Corp. (A)	1,856	56,292
Trinity Industries, Inc.	8,957	240,854
Twin Disc, Inc. (A)	1,650	23,480
Wabash National Corp.	1,980	31,680
Woodward, Inc.	5,227	642,294
		8,888,110
Marine – 0.3%
Costamare, Inc.	3,754	44,335
Eagle Bulk Shipping, Inc. (A)	393	18,597
Eneti, Inc.	1,112	20,717
Genco Shipping & Trading, Ltd.	3,003	56,697
Kirby Corp. (A)	1,759	106,666
Matson, Inc.	2,868	183,552
		430,564
Professional services – 2.3%
Acacia Research Corp. (A)	2,172	14,683
ASGN, Inc. (A)	1,021	98,966
Barrett Business Services, Inc.	200	14,522
BGSF, Inc.	800	9,872
CACI International, Inc., Class A (A)	3,008	767,401
CBIZ, Inc. (A)	4,080	133,702
CRA International, Inc.	1,251	107,086
Exponent, Inc.	7,667	683,973
Forrester Research, Inc. (A)	8,709	398,872
FTI Consulting, Inc. (A)	753	102,867
GP Strategies Corp. (A)	1,825	28,689
Heidrick & Struggles International, Inc.	1,672	74,488
Hill International, Inc. (A)	3,275	8,155
Huron Consulting Group, Inc. (A)	1,411	69,351
ICF International, Inc.	1,429	125,552
KBR, Inc.	1,869	71,302
Kelly Services, Inc., Class A (A)	4,330	103,790
Korn Ferry	3,492	253,345
ManpowerGroup, Inc.	1,407	167,306
ManTech International Corp., Class A	1,905	164,859
Mistras Group, Inc. (A)	2,232	21,941
Nielsen Holdings PLC	9,392	231,701
RCM Technologies, Inc. (A)	300	1,236
Resources Connection, Inc.	4,120	59,163
Science Applications International Corp.	1,299	113,961
TrueBlue, Inc. (A)	2,519	70,809
Willdan Group, Inc. (A)	400	15,056
		3,912,648
Road and rail – 1.3%
AMERCO	1,044	615,334
ArcBest Corp.	1,977	115,042
Covenant Logistics Group, Inc. (A)	1,513	31,289
Heartland Express, Inc.	4,107	70,353
Knight-Swift Transportation Holdings, Inc.	15,069	685,037
Marten Transport, Ltd.	6,368	105,008
P.A.M. Transportation Services, Inc. (A)	675	35,606
Patriot Transportation Holding, Inc.	450	5,067
Ryder System, Inc.	3,393	252,202
Saia, Inc. (A)	104	21,787
Schneider National, Inc., Class B	2,987	65,027
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	18,155
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
USA Truck, Inc. (A)	1,375	$22,096
Werner Enterprises, Inc.	4,155	184,981
		2,226,984
Trading companies and distributors – 2.2%
Air Lease Corp.	8,149	340,139
Alta Equipment Group, Inc. (A)	1,696	22,540
Applied Industrial Technologies, Inc.	267	24,313
Beacon Roofing Supply, Inc. (A)	3,611	192,286
Boise Cascade Company	2,003	116,875
CAI International, Inc.	1,738	97,328
DXP Enterprises, Inc. (A)	1,367	45,521
GATX Corp.	2,663	235,596
GMS, Inc. (A)	1,138	54,783
Lawson Products, Inc. (A)	591	31,624
McGrath RentCorp	1,800	146,826
MRC Global, Inc. (A)	2,745	25,803
MSC Industrial Direct Company, Inc., Class A	738	66,221
NOW, Inc. (A)	7,656	72,655
Rush Enterprises, Inc., Class A	2,831	122,412
Rush Enterprises, Inc., Class B	1,117	42,602
SiteOne Landscape Supply, Inc. (A)	6,303	1,066,846
Textainer Group Holdings, Ltd. (A)	2,844	96,042
Titan Machinery, Inc. (A)	2,366	73,204
Transcat, Inc. (A)	353	19,948
Triton International, Ltd.	4,778	250,081
Univar Solutions, Inc. (A)	3,996	97,422
Veritiv Corp. (A)	1,408	86,479
WESCO International, Inc. (A)	2,696	277,203
Willis Lease Finance Corp. (A)	406	17,401
		3,622,150
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	157,825
		30,861,676
Information technology – 12.5%
Communications equipment – 1.2%
ADTRAN, Inc.	4,669	96,415
BK Technologies Corp.	2,100	6,615
Communications Systems, Inc. (A)	1,800	12,924
Comtech Telecommunications Corp.	2,706	65,377
Digi International, Inc. (A)	3,371	67,791
EchoStar Corp., Class A (A)	4,430	107,605
Genasys, Inc. (A)	3,300	18,084
Harmonic, Inc. (A)	4,356	37,113
Juniper Networks, Inc.	12,815	350,490
NETGEAR, Inc. (A)	2,513	96,298
NetScout Systems, Inc. (A)	4,585	130,856
Optical Cable Corp. (A)	931	3,556
Ribbon Communications, Inc. (A)	1,083	8,242
TESSCO Technologies, Inc. (A)	1,750	10,763
ViaSat, Inc. (A)	2,775	138,306
Viavi Solutions, Inc. (A)	49,842	880,210
		2,030,645
Electronic equipment, instruments and components – 3.2%
ADDvantage Technologies Group, Inc. (A)	428	1,130
Arlo Technologies, Inc. (A)	1,572	10,642
Arrow Electronics, Inc. (A)	6,456	734,886
Avnet, Inc.	9,371	375,590
Bel Fuse, Inc., Class B	1,641	23,630
Belden, Inc.	1,293	65,387
Benchmark Electronics, Inc.	3,813	108,518
CTS Corp.	2,910	108,136
Daktronics, Inc. (A)	3,929	25,892

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
ePlus, Inc. (A)	798	$69,179
Fabrinet (A)	2,485	238,237
FARO Technologies, Inc. (A)	295	22,942
Flex, Ltd. (A)	22,654	404,827
Frequency Electronics, Inc. (A)	1,783	17,473
Insight Enterprises, Inc. (A)	2,190	219,022
Jabil, Inc.	7,913	459,904
Key Tronic Corp. (A)	1,900	12,388
Kimball Electronics, Inc. (A)	3,036	66,003
Knowles Corp. (A)	5,768	113,860
Methode Electronics, Inc.	1,701	83,706
OSI Systems, Inc. (A)	880	89,443
PC Connection, Inc.	2,391	110,632
Plexus Corp. (A)	2,005	183,277
RF Industries, Ltd. (A)	120	895
Richardson Electronics, Ltd.	2,384	19,811
Rogers Corp. (A)	3,815	766,052
Sanmina Corp. (A)	4,939	192,423
ScanSource, Inc. (A)	2,542	71,506
SYNNEX Corp.	2,778	338,249
TTM Technologies, Inc. (A)	8,193	117,160
Vishay Intertechnology, Inc.	9,510	214,451
Vishay Precision Group, Inc. (A)	1,686	57,391
		5,322,642
IT services – 1.5%
Alliance Data Systems Corp.	1,271	132,425
BM Technologies, Inc. (A)	368	4,577
Concentrix Corp. (A)	2,778	446,702
Conduent, Inc. (A)	9,516	71,370
CSG Systems International, Inc.	535	25,241
DXC Technology Company (A)	7,967	310,235
Endava PLC, ADR (A)	10,726	1,216,114
Information Services Group, Inc.	4,400	25,740
MAXIMUS, Inc.	710	62,459
Perficient, Inc. (A)	338	27,182
Sykes Enterprises, Inc. (A)	2,815	151,166
		2,473,211
Semiconductors and semiconductor equipment – 3.4%
Alpha & Omega Semiconductor, Ltd. (A)	2,746	83,451
Amkor Technology, Inc.	18,705	442,747
Amtech Systems, Inc. (A)	2,404	23,175
Axcelis Technologies, Inc. (A)	3,360	135,811
AXT, Inc. (A)	4,229	46,434
Brooks Automation, Inc.	10,256	977,192
CMC Materials, Inc.	2,225	335,397
Cohu, Inc. (A)	3,140	115,521
Diodes, Inc. (A)	2,632	209,955
DSP Group, Inc. (A)	1,080	15,984
Entegris, Inc.	7,052	867,184
First Solar, Inc. (A)	3,872	350,455
FormFactor, Inc. (A)	1,299	47,362
Ichor Holdings, Ltd. (A)	526	28,299
Kulicke & Soffa Industries, Inc.	4,804	294,005
MACOM Technology Solutions Holdings, Inc. (A)	9,056	580,308
MagnaChip Semiconductor Corp. (A)	799	19,064
NeoPhotonics Corp. (A)	3,808	38,880
Onto Innovation, Inc. (A)	1,461	106,711
PDF Solutions, Inc. (A)	2,193	39,869
Photronics, Inc. (A)	5,882	77,701
Rambus, Inc. (A)	3,601	85,380
Silicon Laboratories, Inc. (A)	3,862	591,852
Ultra Clean Holdings, Inc. (A)	2,274	122,159
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Veeco Instruments, Inc. (A)	2,996	$72,024
		5,706,920
Software – 2.9%
ACI Worldwide, Inc. (A)	1,780	66,109
Asure Software, Inc. (A)	1,391	12,338
Aware, Inc. (A)	2,160	8,014
Bottomline Technologies DE, Inc. (A)	5,601	207,685
Cerence, Inc. (A)	12,238	1,305,917
Cognyte Software, Ltd. (A)	402	9,849
Ebix, Inc.	954	32,341
InterDigital, Inc.	1,490	108,815
j2 Global, Inc. (A)	654	89,958
OneSpan, Inc. (A)	1,048	26,766
Paylocity Holding Corp. (A)	5,250	1,001,700
Ping Identity Holding Corp. (A)	630	14,427
Rapid7, Inc. (A)	12,338	1,167,545
SolarWinds Corp. (A)	861	14,542
The Descartes Systems Group, Inc. (A)	9,290	642,496
Upland Software, Inc. (A)	280	11,528
Verint Systems, Inc. (A)	1,067	48,090
Xperi Holding Corp.	4,859	108,064
		4,876,184
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc. (A)	1,439	20,031
Stratasys, Ltd. (A)	2,906	75,149
Super Micro Computer, Inc. (A)	3,994	140,509
Xerox Holdings Corp.	7,509	176,386
		412,075
		20,821,677
Materials – 6.8%
Chemicals – 3.5%
AdvanSix, Inc. (A)	895	26,725
American Vanguard Corp.	2,118	37,086
Ashland Global Holdings, Inc.	3,088	270,200
Avient Corp.	16,610	816,548
Balchem Corp.	4,579	601,040
Cabot Corp.	1,625	92,511
CF Industries Holdings, Inc.	3,576	183,985
Core Molding Technologies, Inc. (A)	1,000	15,430
Element Solutions, Inc.	13,202	308,663
Ferro Corp. (A)	2,899	62,531
Flotek Industries, Inc. (A)	1,771	3,064
FutureFuel Corp.	4,276	41,050
GCP Applied Technologies, Inc. (A)	2,486	57,824
Hawkins, Inc.	1,460	47,815
HB Fuller Company	3,615	229,950
Huntsman Corp.	15,185	402,706
Innospec, Inc.	1,794	162,554
Intrepid Potash, Inc. (A)	504	16,057
Koppers Holdings, Inc. (A)	1,200	38,820
Kraton Corp. (A)	2,685	86,699
Kronos Worldwide, Inc.	2,697	38,621
LSB Industries, Inc. (A)	567	3,430
Minerals Technologies, Inc.	2,102	165,364
Olin Corp.	5,580	258,131
PQ Group Holdings, Inc.	5,263	80,840
Quaker Chemical Corp.	1,933	458,488
Rayonier Advanced Materials, Inc. (A)	4,555	30,473
Sensient Technologies Corp.	1,185	102,574
Stepan Company	1,433	172,347
The Mosaic Company	10,995	350,850
Trecora Resources (A)	2,774	23,080
Tredegar Corp.	1,654	22,776
Trinseo SA	940	56,250

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Tronox Holdings PLC, Class A	6,229	$139,530
Venator Materials PLC (A)	2,700	12,798
Westlake Chemical Corp.	4,606	414,955
		5,831,765
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	5,182	180,593
U.S. Concrete, Inc. (A)	268	19,778
United States Lime & Minerals, Inc.	686	95,416
		295,787
Containers and packaging – 0.6%
Berry Global Group, Inc. (A)	4,041	263,554
Graphic Packaging Holding Company	10,944	198,524
Greif, Inc., Class A	1,410	85,376
Greif, Inc., Class B	698	41,182
Packaging Corp. of America	666	90,190
Ranpak Holdings Corp. (A)	1,842	46,105
Silgan Holdings, Inc.	1,982	82,253
Sonoco Products Company	3,466	231,875
UFP Technologies, Inc. (A)	300	17,226
		1,056,285
Metals and mining – 2.0%
Alcoa Corp. (A)	9,625	354,585
Allegheny Technologies, Inc. (A)	4,244	88,487
Ampco-Pittsburgh Corp. (A)	1,644	9,979
Arconic Corp. (A)	2,666	94,963
Carpenter Technology Corp.	3,575	143,787
Century Aluminum Company (A)	6,579	84,803
Coeur Mining, Inc. (A)	7,490	66,511
Commercial Metals Company	5,907	181,463
Ferroglobe PLC (A)	3,057	18,709
Friedman Industries, Inc.	1,511	20,247
Gold Resource Corp.	6,900	17,802
Haynes International, Inc.	458	16,204
Hecla Mining Company	26,017	193,566
Materion Corp.	1,721	129,677
Nexa Resources SA	900	7,893
Olympic Steel, Inc.	1,438	42,263
Reliance Steel & Aluminum Company	3,854	581,569
Schnitzer Steel Industries, Inc., Class A	3,077	150,927
Steel Dynamics, Inc.	10,944	652,262
SunCoke Energy, Inc.	6,433	45,932
Synalloy Corp. (A)	2,039	20,370
TimkenSteel Corp. (A)	2,689	38,049
United States Steel Corp.	8,605	206,520
Universal Stainless & Alloy Products, Inc. (A)	1,562	15,729
Warrior Met Coal, Inc.	3,785	65,102
Worthington Industries, Inc.	2,387	146,037
		3,393,436
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	1,597	46,265
Domtar Corp. (A)	4,813	264,522
Glatfelter Corp.	4,610	64,402
Louisiana-Pacific Corp.	685	41,299
Mercer International, Inc.	7,458	95,090
Neenah, Inc.	193	9,683
Resolute Forest Products, Inc.	9,682	118,120
Schweitzer-Mauduit International, Inc.	1,971	79,589
Verso Corp., Class A	2,848	50,410
		769,380
		11,346,653
Real estate – 1.5%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 0.7%
Indus Realty Trust, Inc.	256	$16,806
Ryman Hospitality Properties, Inc. (A)	6,220	491,131
STAG Industrial, Inc.	17,092	639,754
		1,147,691
Real estate management and development – 0.8%
BBX Capital, Inc. (A)	348	2,791
Cushman & Wakefield PLC (A)	5,399	94,321
Five Point Holdings LLC, Class A (A)	2,659	21,485
Forestar Group, Inc. (A)	2,613	54,638
FRP Holdings, Inc. (A)	931	51,838
Jones Lang LaSalle, Inc. (A)	2,736	534,779
Kennedy-Wilson Holdings, Inc.	2,361	46,913
Marcus & Millichap, Inc. (A)	1,253	48,704
Rafael Holdings, Inc., Class B (A)	500	25,525
RE/MAX Holdings, Inc., Class A	799	26,631
Realogy Holdings Corp. (A)	9,125	166,258
Stratus Properties, Inc. (A)	1,025	25,287
Tejon Ranch Company (A)	1,709	25,994
The Howard Hughes Corp. (A)	1,594	155,351
The RMR Group, Inc., Class A	300	11,592
The St. Joe Company	283	12,625
		1,304,732
		2,452,423
Utilities – 0.6%
Gas utilities – 0.1%
New Jersey Resources Corp.	3,917	154,996
Independent power and renewable electricity producers – 0.3%
Brookfield Renewable Corp., Class A	1,875	78,638
Ormat Technologies, Inc.	1,927	133,984
Vistra Corp.	20,066	372,224
		584,846
Multi-utilities – 0.2%
MDU Resources Group, Inc.	10,901	341,637
		1,081,479
TOTAL COMMON STOCKS (Cost $121,599,844)		$166,027,147
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	206	22,300
Industrials – 0.1%
Trading companies and distributors – 0.1%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	46,551
TOTAL PREFERRED SECURITIES (Cost $63,266)		$68,851
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	238	2,380
TOTAL WARRANTS (Cost $0)		$2,380
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.0324% (E)(F)	43,773	437,936

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0051% (E)	2	$2
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	336,100	336,100
TOTAL SHORT-TERM INVESTMENTS (Cost $774,053)		$774,038
Total Investments (Small Cap Opportunities Trust) (Cost $122,437,163) – 99.9%		$166,872,416
Other assets and liabilities, net – 0.1%		98,627
TOTAL NET ASSETS – 100.0%		$166,971,043
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%
Communication services – 3.9%
Diversified telecommunication services – 1.1%
Bandwidth, Inc., Class A (A)	34,928	$4,817,270
Media – 2.8%
Cardlytics, Inc. (A)	60,608	7,692,973
Criteo SA, ADR (A)	106,605	4,821,744
		12,514,717
		17,331,987
Consumer discretionary – 19.6%
Diversified consumer services – 3.4%
2U, Inc. (A)	131,350	5,473,355
Chegg, Inc. (A)	98,336	8,172,705
Mister Car Wash, Inc. (A)	63,200	1,360,696
		15,006,756
Hotels, restaurants and leisure – 4.2%
Boyd Gaming Corp. (A)	54,825	3,371,189
Penn National Gaming, Inc. (A)	29,258	2,237,944
Planet Fitness, Inc., Class A (A)	103,860	7,815,465
Wingstop, Inc.	30,933	4,875,969
		18,300,567
Household durables – 2.3%
Cavco Industries, Inc. (A)	19,993	4,442,245
Skyline Champion Corp. (A)	109,562	5,839,655
		10,281,900
Internet and direct marketing retail – 2.6%
Porch Group, Inc. (A)(B)	61,660	1,192,504
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Porch.com, Inc. (A)(C)	148,379	$2,791,670
Shutterstock, Inc.	36,985	3,630,817
The RealReal, Inc. (A)	182,857	3,613,254
		11,228,245
Leisure products – 2.4%
Polaris, Inc.	25,342	3,470,840
YETI Holdings, Inc. (A)	78,105	7,171,601
		10,642,441
Multiline retail – 1.8%
Ollie's Bargain Outlet Holdings, Inc. (A)	92,337	7,768,312
Specialty retail – 2.9%
Five Below, Inc. (A)	38,633	7,466,600
Floor & Decor Holdings, Inc., Class A (A)	48,145	5,088,927
		12,555,527
		85,783,748
Consumer staples – 1.4%
Beverages – 1.2%
The Boston Beer Company, Inc., Class A (A)	5,216	5,324,493
Household products – 0.2%
The Honest Company, Inc. (A)(C)	56,976	874,909
		6,199,402
Financials – 3.8%
Banks – 2.4%
Ameris Bancorp	68,009	3,443,296
Sterling Bancorp	144,289	3,576,924
Western Alliance Bancorp	36,722	3,409,638
		10,429,858
Capital markets – 0.7%
BowX Acquisition Corp., Class A (A)	115,000	1,322,500
Hamilton Lane, Inc., Class A	19,382	1,766,088
		3,088,588
Mortgage real estate investment trusts – 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54,089	3,037,097
		16,555,543
Health care – 27.7%
Biotechnology – 14.1%
Acceleron Pharma, Inc. (A)	16,014	2,009,597
Allakos, Inc. (A)	23,994	2,048,368
ALX Oncology Holdings, Inc. (A)	52,952	2,895,415
Amicus Therapeutics, Inc. (A)	211,949	2,043,188
Apellis Pharmaceuticals, Inc. (A)	44,862	2,835,278
Arena Pharmaceuticals, Inc. (A)	48,853	3,331,775
Arrowhead Pharmaceuticals, Inc. (A)	24,236	2,007,226
Ascendis Pharma A/S, ADR (A)	17,526	2,305,545
BioAtla, Inc. (A)	36,448	1,544,666
Blueprint Medicines Corp. (A)	30,787	2,708,025
Freeline Therapeutics Holdings PLC, ADR (A)	38,196	311,297
Heron Therapeutics, Inc. (A)	178,631	2,772,353
ImmunoGen, Inc. (A)	220,932	1,455,942
Intellia Therapeutics, Inc. (A)	13,690	2,216,548
KalVista Pharmaceuticals, Inc. (A)	73,364	1,757,801
Karuna Therapeutics, Inc. (A)	12,268	1,398,429
Kodiak Sciences, Inc. (A)	41,192	3,830,856
Kura Oncology, Inc. (A)	60,619	1,263,906
Mersana Therapeutics, Inc. (A)	116,713	1,584,963
Myovant Sciences, Ltd. (A)	81,671	1,859,649
PTC Therapeutics, Inc. (A)	45,379	1,918,170
RAPT Therapeutics, Inc. (A)	48,347	1,536,951

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
REVOLUTION Medicines, Inc. (A)	62,796	$1,993,145
Rocket Pharmaceuticals, Inc. (A)	42,315	1,874,131
TCR2 Therapeutics, Inc. (A)	113,265	1,858,679
TG Therapeutics, Inc. (A)	82,411	3,196,723
Turning Point Therapeutics, Inc. (A)	37,310	2,910,926
UroGen Pharma, Ltd. (A)(B)	93,183	1,422,904
Y-mAbs Therapeutics, Inc. (A)	86,577	2,926,303
		61,818,759
Health care equipment and supplies – 3.0%
Globus Medical, Inc., Class A (A)	51,998	4,031,405
Hill-Rom Holdings, Inc.	38,639	4,389,004
Integra LifeSciences Holdings Corp. (A)	71,774	4,897,858
		13,318,267
Health care providers and services – 4.7%
Accolade, Inc. (A)	103,562	5,624,452
Cross Country Healthcare, Inc. (A)	173,496	2,864,419
HealthEquity, Inc. (A)	21,000	1,690,080
LHC Group, Inc. (A)	30,639	6,135,766
Oak Street Health, Inc. (A)	75,027	4,394,331
		20,709,048
Health care technology – 3.0%
Health Catalyst, Inc. (A)	77,215	4,286,205
Multiplan Corp. (A)(B)	522,868	4,977,703
Omnicell, Inc. (A)	24,647	3,732,788
		12,996,696
Life sciences tools and services – 2.6%
Medpace Holdings, Inc. (A)	28,941	5,111,849
NanoString Technologies, Inc. (A)	34,819	2,255,923
NeoGenomics, Inc. (A)	85,965	3,883,039
		11,250,811
Pharmaceuticals – 0.3%
Reata Pharmaceuticals, Inc., Class A (A)	9,217	1,304,482
		121,398,063
Industrials – 11.1%
Aerospace and defense – 1.0%
Curtiss-Wright Corp.	35,399	4,203,985
Building products – 2.0%
Builders FirstSource, Inc. (A)	111,100	4,739,526
Gibraltar Industries, Inc. (A)	51,662	3,942,327
		8,681,853
Commercial services and supplies – 0.0%
Legalzoom.com, Inc. (A)	6,200	234,670
Construction and engineering – 0.7%
Fluor Corp. (A)	171,233	3,030,824
Machinery – 4.8%
Altra Industrial Motion Corp.	94,511	6,145,105
Colfax Corp. (A)	88,868	4,071,043
Hydrofarm Holdings Group, Inc. (A)	50,000	2,955,500
Kornit Digital, Ltd. (A)	21,942	2,728,049
The Middleby Corp. (A)	29,661	5,139,065
		21,038,762
Professional services – 0.7%
TriNet Group, Inc. (A)	39,939	2,894,779
Road and rail – 0.5%
Saia, Inc. (A)	11,633	2,436,997
Trading companies and distributors – 1.4%
Applied Industrial Technologies, Inc.	67,014	6,102,295
		48,624,165
Information technology – 28.5%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment – 1.0%
Calix, Inc. (A)	87,505	$4,156,488
Electronic equipment, instruments and components – 4.0%
II-VI, Inc. (A)	113,220	8,218,640
Novanta, Inc. (A)	30,413	4,098,456
PAR Technology Corp. (A)	74,022	5,177,099
		17,494,195
IT services – 5.6%
LiveRamp Holdings, Inc. (A)	83,180	3,896,983
Perficient, Inc. (A)	105,864	8,513,583
Repay Holdings Corp. (A)	186,299	4,478,628
Squarespace, Inc., Class A (A)(B)	45,536	2,705,294
Verra Mobility Corp. (A)	326,058	5,011,511
		24,605,999
Semiconductors and semiconductor equipment – 5.3%
ACM Research, Inc., Class A (A)	36,756	3,757,198
Maxeon Solar Technologies, Ltd. (A)(B)	117,749	2,523,361
MKS Instruments, Inc.	25,082	4,463,342
SunPower Corp. (A)	42,719	1,248,249
Synaptics, Inc. (A)	23,500	3,656,130
Tower Semiconductor, Ltd. (A)	261,684	7,701,360
		23,349,640
Software – 12.6%
Clear Secure, Inc., Class A (A)	4,000	160,000
Digital Turbine, Inc. (A)	106,904	8,127,911
j2 Global, Inc. (A)	42,551	5,852,890
Jamf Holding Corp. (A)	126,013	4,230,256
Latch, Inc. (A)(C)	271,318	3,115,456
Manhattan Associates, Inc. (A)	40,292	5,835,893
MarkLogic Corp. (A)(D)	153,423	42,958
Mimecast, Ltd. (A)	85,276	4,523,892
Payoneer, Inc. (A)(C)	47,400	455,076
Rapid7, Inc. (A)	99,423	9,408,401
SentinelOne, Inc., Class A (A)	4,100	174,250
Telos Corp. (A)	129,363	4,399,636
Varonis Systems, Inc. (A)	155,361	8,951,901
		55,278,520
		124,884,842
Materials – 0.6%
Chemicals – 0.6%
Cabot Corp.	48,757	2,775,736
Real estate – 3.4%
Equity real estate investment trusts – 2.9%
Essential Properties Realty Trust, Inc.	149,567	4,044,292
Ryman Hospitality Properties, Inc. (A)	57,797	4,563,651
Xenia Hotels & Resorts, Inc. (A)	223,064	4,177,989
		12,785,932
Real estate management and development – 0.5%
Redfin Corp. (A)	35,874	2,274,770
		15,060,702
TOTAL COMMON STOCKS (Cost $374,309,779)		$438,614,188
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.1%
John Hancock Collateral Trust, 0.0324% (E)(F)	923,740	9,241,650

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-21 at 0.045% to be repurchased at $1,800,002 on 7-1-21, collateralized by $21,952 Federal Home Loan Mortgage Corp., 5.559% due 11-1-30 (valued at $22,807), $633,485 Federal National Mortgage Association, 1.658% - 4.000% due 11-1-26 to 10-1-47 (valued at $691,770) and $1,059,777 Government National Mortgage Association, 2.000% - 2.500% due 9-20-50 to 1-20-51 (valued at $1,121,423)	$1,800,000	$1,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,041,788)		$11,041,650
Total Investments (Small Cap Stock Trust) (Cost $385,351,567) – 102.5%		$449,655,838
Other assets and liabilities, net – (2.5%)		(11,151,125)
TOTAL NET ASSETS – 100.0%		$438,504,713
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Consumer discretionary – 5.4%
Auto components – 0.9%
Gentherm, Inc. (A)	71,249	$5,062,241
Hotels, restaurants and leisure – 0.9%
Aramark	31,006	1,154,974
Wyndham Hotels & Resorts, Inc.	55,670	4,024,384
		5,179,358
Household durables – 1.2%
Tri Pointe Homes, Inc. (A)	306,021	6,558,030
Specialty retail – 0.9%
Monro, Inc.	80,352	5,103,156
Textiles, apparel and luxury goods – 1.5%
Kontoor Brands, Inc.	147,785	8,336,552
		30,239,337
Consumer staples – 5.8%
Beverages – 0.9%
C&C Group PLC (A)	1,531,538	5,154,369
Food products – 2.6%
Cranswick PLC	128,148	7,050,109
Hostess Brands, Inc. (A)	412,515	6,678,618
Post Holdings, Inc. (A)	6,733	730,329
		14,459,056
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products – 2.3%
Spectrum Brands Holdings, Inc.	151,091	$12,848,777
		32,462,202
Energy – 3.5%
Energy equipment and services – 0.3%
Bristow Group, Inc. (A)	70,257	1,799,282
Oil, gas and consumable fuels – 3.2%
Chesapeake Energy Corp. (B)	6,194	321,592
Dorian LPG, Ltd. (A)	443,042	6,255,753
Kosmos Energy, Ltd. (A)	190,154	657,933
Magnolia Oil & Gas Corp., Class A (A)	569,355	8,899,019
Scorpio Tankers, Inc.	84,195	1,856,500
		17,990,797
		19,790,079
Financials – 23.4%
Banks – 14.6%
1st Source Corp.	101,230	4,703,146
Atlantic Union Bankshares Corp.	202,988	7,352,225
Banc of California, Inc.	492,023	8,630,083
Eastern Bankshares, Inc.	250,685	5,156,590
First Busey Corp.	242,765	5,986,585
First Citizens BancShares, Inc., Class A	659	548,776
First Midwest Bancorp, Inc.	418,814	8,305,082
Flushing Financial Corp.	305,069	6,537,629
Great Western Bancorp, Inc.	265,433	8,703,548
Hancock Whitney Corp.	178,260	7,921,874
International Bancshares Corp.	200,012	8,588,515
Synovus Financial Corp.	202,575	8,888,991
Webster Financial Corp.	13,148	701,314
		82,024,358
Capital markets – 0.7%
SLR Investment Corp.	207,765	3,872,740
Insurance – 6.4%
Alleghany Corp. (A)	1,874	1,250,089
Argo Group International Holdings, Ltd.	72,574	3,761,510
Assured Guaranty, Ltd.	115,723	5,494,528
Kemper Corp.	133,841	9,890,850
ProAssurance Corp.	137,254	3,122,529
Reinsurance Group of America, Inc.	5,799	661,086
SiriusPoint, Ltd. (A)	455,523	4,587,117
White Mountains Insurance Group, Ltd.	6,589	7,564,370
		36,332,079
Thrifts and mortgage finance – 1.7%
NMI Holdings, Inc., Class A (A)	200,394	4,504,857
Northwest Bancshares, Inc.	372,574	5,081,909
		9,586,766
		131,815,943
Health care – 7.1%
Health care equipment and supplies – 3.5%
Haemonetics Corp. (A)	63,011	4,199,053
Lantheus Holdings, Inc. (A)	461,759	12,763,019
Natus Medical, Inc. (A)	90,730	2,357,165
		19,319,237
Health care providers and services – 1.9%
AMN Healthcare Services, Inc. (A)	31,466	3,051,573
MEDNAX, Inc. (A)	113,200	3,412,980
Owens & Minor, Inc.	103,089	4,363,757
		10,828,310
Health care technology – 1.6%
Allscripts Healthcare Solutions, Inc. (A)	492,349	9,113,380

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 0.1%
Syneos Health, Inc. (A)	5,720	$511,883
		39,772,810
Industrials – 24.2%
Aerospace and defense – 1.2%
Hexcel Corp. (A)	111,193	6,938,443
Building products – 3.4%
American Woodmark Corp. (A)	88,101	7,196,971
Tyman PLC	1,942,876	12,088,196
		19,285,167
Commercial services and supplies – 4.2%
ACCO Brands Corp.	752,178	6,491,296
BrightView Holdings, Inc. (A)	333,182	5,370,894
Clean Harbors, Inc. (A)	9,434	878,683
SP Plus Corp. (A)	190,175	5,817,453
UniFirst Corp.	21,485	5,041,240
		23,599,566
Construction and engineering – 1.4%
Primoris Services Corp.	220,376	6,485,666
Valmont Industries, Inc.	5,228	1,234,069
		7,719,735
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	321,079	5,471,186
Machinery – 5.5%
Albany International Corp., Class A	50,779	4,532,534
Luxfer Holdings PLC	389,027	8,655,851
Mueller Industries, Inc.	152,806	6,618,028
TriMas Corp. (A)	361,013	10,949,524
		30,755,937
Professional services – 6.4%
CBIZ, Inc. (A)	253,716	8,314,273
Forrester Research, Inc. (A)	127,906	5,858,095
Huron Consulting Group, Inc. (A)	162,893	8,006,191
ICF International, Inc.	79,357	6,972,306
Science Applications International Corp.	81,961	7,190,439
		36,341,304
Trading companies and distributors – 1.1%
GATX Corp.	67,629	5,983,138
		136,094,476
Information technology – 7.4%
Electronic equipment, instruments and components – 3.6%
Belden, Inc.	198,423	10,034,251
Coherent, Inc. (A)	8,485	2,242,925
CTS Corp.	222,291	8,260,334
		20,537,510
IT services – 2.2%
ExlService Holdings, Inc. (A)	50,482	5,364,217
WNS Holdings, Ltd., ADR (A)	84,309	6,733,760
		12,097,977
Semiconductors and semiconductor equipment – 0.5%
Onto Innovation, Inc. (A)	37,871	2,766,098
Software – 1.1%
CDK Global, Inc.	20,914	1,039,217
Progress Software Corp.	116,291	5,378,459
		6,417,676
		41,819,261
Materials – 7.1%
Chemicals – 5.0%
Axalta Coating Systems, Ltd. (A)	10,930	333,256
Element Solutions, Inc.	488,438	11,419,680
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
HB Fuller Company	71,379	$4,540,418
Orion Engineered Carbons SA (A)	392,396	7,451,600
Stepan Company	37,281	4,483,786
		28,228,740
Containers and packaging – 0.2%
Sealed Air Corp.	21,690	1,285,133
Paper and forest products – 1.9%
Louisiana-Pacific Corp.	31,656	1,908,540
Neenah, Inc.	171,520	8,605,158
		10,513,698
		40,027,571
Real estate – 9.2%
Equity real estate investment trusts – 9.2%
Alexander & Baldwin, Inc.	403,352	7,389,409
Brandywine Realty Trust	526,183	7,213,969
Corporate Office Properties Trust	145,448	4,071,090
Lexington Realty Trust	349,925	4,181,604
Physicians Realty Trust	397,439	7,340,698
Piedmont Office Realty Trust, Inc., Class A	391,413	7,229,398
PotlatchDeltic Corp.	86,063	4,574,248
RPT Realty	759,532	9,858,725
		51,859,141
Utilities – 3.9%
Electric utilities – 1.6%
Portland General Electric Company	196,017	9,032,463
Gas utilities – 2.3%
New Jersey Resources Corp.	140,167	5,546,408
Spire, Inc.	86,620	6,260,027
UGI Corp.	24,684	1,143,116
		12,949,551
		21,982,014
TOTAL COMMON STOCKS (Cost $422,931,967)		$545,862,834
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0324% (C)(D)	21,812	218,223
Repurchase agreement – 2.8%
Bank of America Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $15,700,022 on 7-1-21, collateralized by $14,180,158 Government National Mortgage Association, 1.967% - 1.993% due 5-20-71 (valued at $16,014,001)	$15,700,000	15,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,918,225)		$15,918,223
Total Investments (Small Cap Value Trust) (Cost $438,850,192) – 99.8%		$561,781,057
Other assets and liabilities, net – 0.2%		1,029,721
TOTAL NET ASSETS – 100.0%		$562,810,778
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 2.4%
Media – 2.4%
Advantage Solutions, Inc. (A)(B)	59,796	$645,199
Boston Omaha Corp., Class A (A)	29,392	932,020
Cable One, Inc.	654	1,250,978
Scholastic Corp.	19,576	741,735
Thryv Holdings, Inc. (A)	17,176	614,386
		4,184,318
Consumer discretionary – 10.7%
Auto components – 1.9%
Dorman Products, Inc. (A)	9,366	970,973
LCI Industries	6,987	918,232
The Goodyear Tire & Rubber Company (A)	24,537	420,810
Visteon Corp. (A)	7,655	925,796
		3,235,811
Distributors – 0.6%
Pool Corp.	2,196	1,007,217
Diversified consumer services – 0.8%
Strategic Education, Inc.	19,551	1,487,049
Hotels, restaurants and leisure – 2.6%
Bally's Corp. (A)	4,281	231,645
BJ's Restaurants, Inc. (A)	18,850	926,289
Marriott Vacations Worldwide Corp. (A)	6,861	1,092,957
Papa John's International, Inc.	9,495	991,658
Planet Fitness, Inc., Class A (A)	8,018	603,355
Red Robin Gourmet Burgers, Inc. (A)	20,487	678,325
		4,524,229
Household durables – 1.2%
Cavco Industries, Inc. (A)	6,012	1,335,806
Meritage Homes Corp. (A)	8,966	843,521
		2,179,327
Internet and direct marketing retail – 0.3%
Poshmark, Inc., Class A (A)(B)	8,134	388,317
Xometry, Inc., Class A (A)	1,588	138,775
		527,092
Specialty retail – 2.1%
Hibbett, Inc. (A)	9,261	830,063
Lumber Liquidators Holdings, Inc. (A)	38,671	815,958
Monro, Inc.	14,207	902,287
Petco Health & Wellness Company, Inc. (A)	27,363	613,205
The Aaron's Company, Inc.	13,177	421,532
		3,583,045
Textiles, apparel and luxury goods – 1.2%
Hanesbrands, Inc.	38,247	714,071
Steven Madden, Ltd.	31,261	1,367,981
		2,082,052
		18,625,822
Consumer staples – 3.0%
Beverages – 0.6%
Coca-Cola Consolidated, Inc.	2,652	1,066,449
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)	17,711	613,863
Food products – 2.0%
Nomad Foods, Ltd. (A)	61,213	1,730,492
Post Holdings, Inc. (A)	8,834	958,224
The Simply Good Foods Company (A)	22,184	809,938
		3,498,654
		5,178,966
Energy – 6.5%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services – 2.7%
Cactus, Inc., Class A	37,198	$1,365,911
ChampionX Corp. (A)	77,190	1,979,924
Liberty Oilfield Services, Inc., Class A (A)	90,520	1,281,763
		4,627,598
Oil, gas and consumable fuels – 3.8%
Devon Energy Corp.	62,250	1,817,078
International Seaways, Inc.	26,682	511,761
Magnolia Oil & Gas Corp., Class A (A)	89,023	1,391,429
Matador Resources Company	59,231	2,132,908
REX American Resources Corp. (A)	8,895	802,151
		6,655,327
		11,282,925
Financials – 25.9%
Banks – 15.1%
Atlantic Capital Bancshares, Inc. (A)	13,155	334,926
BankUnited, Inc.	45,717	1,951,659
Columbia Banking System, Inc.	31,504	1,214,794
CrossFirst Bankshares, Inc. (A)	43,286	595,183
Eastern Bankshares, Inc.	35,268	725,463
FB Financial Corp.	31,472	1,174,535
Glacier Bancorp, Inc.	23,492	1,293,939
HarborOne Bancorp, Inc.	70,275	1,007,744
Heritage Financial Corp.	17,174	429,693
Home BancShares, Inc.	86,792	2,142,027
Howard Bancorp, Inc. (A)	52,554	847,696
Independent Bank Corp. (Massachusetts)	8,767	661,909
Live Oak Bancshares, Inc.	27,716	1,635,244
National Bank Holdings Corp., Class A	29,615	1,117,670
Origin Bancorp, Inc.	24,467	1,038,869
Pinnacle Financial Partners, Inc.	26,864	2,371,823
Popular, Inc.	17,442	1,309,022
Southern First Bancshares, Inc. (A)	17,518	896,221
Towne Bank	45,524	1,384,840
Webster Financial Corp.	23,812	1,270,132
Western Alliance Bancorp	30,009	2,786,336
		26,189,725
Capital markets – 2.3%
Hercules Capital, Inc.	51,741	882,701
Houlihan Lokey, Inc.	16,188	1,324,017
StepStone Group, Inc., Class A	8,635	297,044
Virtus Investment Partners, Inc.	5,614	1,559,401
		4,063,163
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	17,999	843,253
PRA Group, Inc. (A)	9,350	359,695
PROG Holdings, Inc. (A)	23,790	1,145,013
		2,347,961
Insurance – 2.1%
BRP Group, Inc., Class A (A)	35,105	935,548
James River Group Holdings, Ltd.	23,163	869,076
Palomar Holdings, Inc. (A)	7,981	602,246
ProAssurance Corp.	31,932	726,453
State Auto Financial Corp.	30,599	523,855
		3,657,178
Mortgage real estate investment trusts – 1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,136	1,804,436
PennyMac Mortgage Investment Trust	48,203	1,015,155
		2,819,591
Thrifts and mortgage finance – 3.5%
Meridian Bancorp, Inc.	43,579	891,626
PCSB Financial Corp.	19,555	355,314

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
PennyMac Financial Services, Inc.	15,243	$940,798
Radian Group, Inc.	55,530	1,235,543
Walker & Dunlop, Inc.	6,638	692,874
WSFS Financial Corp.	40,732	1,897,704
		6,013,859
		45,091,477
Health care – 8.3%
Biotechnology – 2.6%
Acceleron Pharma, Inc. (A)	4,773	598,964
Blueprint Medicines Corp. (A)	4,919	432,675
C4 Therapeutics, Inc. (A)(B)	9,456	357,815
Insmed, Inc. (A)	14,502	412,727
Karuna Therapeutics, Inc. (A)	2,537	289,193
Kodiak Sciences, Inc. (A)	4,079	379,347
Kymera Therapeutics, Inc. (A)	4,900	237,650
Replimune Group, Inc. (A)	11,991	460,694
Turning Point Therapeutics, Inc. (A)	4,300	335,486
Ultragenyx Pharmaceutical, Inc. (A)	6,312	601,849
Xencor, Inc. (A)	9,890	341,106
		4,447,506
Health care equipment and supplies – 1.7%
Atrion Corp.	1,832	1,137,544
Envista Holdings Corp. (A)	24,845	1,073,552
Figs, Inc., Class A (A)	1,442	72,244
Ortho Clinical Diagnostics Holdings PLC (A)	19,604	419,722
Quidel Corp. (A)	2,148	275,202
		2,978,264
Health care providers and services – 3.3%
Agiliti, Inc. (A)	27,087	592,393
Molina Healthcare, Inc. (A)	1,195	302,407
Option Care Health, Inc. (A)	51,511	1,126,546
Select Medical Holdings Corp.	49,408	2,087,982
The Ensign Group, Inc.	12,052	1,044,547
The Pennant Group, Inc. (A)	16,542	676,568
		5,830,443
Health care technology – 0.5%
Multiplan Corp. (A)	11,693	111,317
Phreesia, Inc. (A)	13,065	800,885
		912,202
Pharmaceuticals – 0.2%
Arvinas, Inc. (A)	4,296	330,792
		14,499,207
Industrials – 16.1%
Aerospace and defense – 1.3%
Parsons Corp. (A)	15,161	596,737
Triumph Group, Inc. (A)	81,330	1,687,598
		2,284,335
Airlines – 0.2%
Allegiant Travel Company (A)	2,012	390,328
Building products – 2.0%
JELD-WEN Holding, Inc. (A)	24,844	652,403
Resideo Technologies, Inc. (A)	20,121	603,630
UFP Industries, Inc.	29,337	2,180,913
		3,436,946
Commercial services and supplies – 2.3%
ABM Industries, Inc.	9,400	416,890
Brady Corp., Class A	17,261	967,306
MSA Safety, Inc.	5,415	896,616
Stericycle, Inc. (A)	17,525	1,253,914
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	2,026	$475,381
		4,010,107
Construction and engineering – 0.2%
Ameresco, Inc., Class A (A)	6,602	414,077
Electrical equipment – 0.7%
Shoals Technologies Group, Inc., Class A (A)	17,325	615,038
Thermon Group Holdings, Inc. (A)	32,329	550,886
		1,165,924
Machinery – 4.4%
Alamo Group, Inc.	3,290	502,317
Blue Bird Corp. (A)	25,142	625,030
Chart Industries, Inc. (A)	2,825	413,354
CIRCOR International, Inc. (A)	21,739	708,691
Enerpac Tool Group Corp.	33,317	886,899
ESCO Technologies, Inc.	12,951	1,214,933
Helios Technologies, Inc.	19,112	1,491,692
SPX Corp. (A)	15,696	958,712
The Timken Company	9,499	765,524
		7,567,152
Marine – 0.3%
Matson, Inc.	8,406	537,984
Professional services – 1.2%
FTI Consulting, Inc. (A)	3,195	436,469
Kelly Services, Inc., Class A (A)	13,477	323,044
Korn Ferry	18,659	1,353,710
		2,113,223
Road and rail – 1.0%
Landstar System, Inc.	7,313	1,155,600
Ryder System, Inc.	7,124	529,527
		1,685,127
Trading companies and distributors – 2.5%
Air Lease Corp.	10,094	421,324
Beacon Roofing Supply, Inc. (A)	28,167	1,499,893
McGrath RentCorp	13,320	1,086,512
Rush Enterprises, Inc., Class A	10,376	448,658
Univar Solutions, Inc. (A)	36,878	899,086
		4,355,473
		27,960,676
Information technology – 6.7%
Communications equipment – 0.8%
Harmonic, Inc. (A)	174,042	1,482,838
Electronic equipment, instruments and components – 2.6%
Belden, Inc.	40,895	2,068,055
Knowles Corp. (A)	6,614	130,560
Littelfuse, Inc.	9,089	2,315,786
		4,514,401
IT services – 0.5%
i3 Verticals, Inc., Class A (A)	21,051	636,161
Integral Ad Science Holding Corp. (A)	8,453	173,963
		810,124
Semiconductors and semiconductor equipment – 1.6%
Entegris, Inc.	8,322	1,023,356
MaxLinear, Inc. (A)	18,758	797,027
Onto Innovation, Inc. (A)	6,939	506,825
Semtech Corp. (A)	7,011	482,357
		2,809,565
Software – 1.2%
Ceridian HCM Holding, Inc. (A)	11,482	1,101,353
DoubleVerify Holdings, Inc. (A)(B)	2,207	93,444

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
NCino, Inc. (A)	6,229	$373,242
Workiva, Inc. (A)	4,665	519,354
		2,087,393
		11,704,321
Materials – 5.7%
Chemicals – 2.6%
American Vanguard Corp.	26,317	460,811
Atotech, Ltd. (A)	37,339	953,265
Minerals Technologies, Inc.	12,632	993,759
Orion Engineered Carbons SA (A)	54,043	1,026,277
Quaker Chemical Corp.	4,034	956,824
		4,390,936
Containers and packaging – 0.4%
Myers Industries, Inc.	34,802	730,842
Metals and mining – 2.2%
Alcoa Corp. (A)	5,501	202,657
Carpenter Technology Corp.	26,522	1,066,715
Constellium SE (A)	89,510	1,696,215
Reliance Steel & Aluminum Company	5,910	891,819
		3,857,406
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	28,578	827,905
		9,807,089
Real estate – 8.7%
Equity real estate investment trusts – 7.8%
American Campus Communities, Inc.	16,850	787,232
Apartment Investment and Management Company, Class A	59,719	400,714
EastGroup Properties, Inc.	8,500	1,397,825
Essential Properties Realty Trust, Inc.	20,851	563,811
Healthcare Realty Trust, Inc.	33,183	1,002,127
JBG SMITH Properties	40,454	1,274,706
PotlatchDeltic Corp.	24,450	1,299,518
PS Business Parks, Inc.	6,590	975,847
Safehold, Inc.	8,800	690,800
Saul Centers, Inc.	25,254	1,147,794
Sunstone Hotel Investors, Inc. (A)	124,867	1,550,848
Terreno Realty Corp.	27,065	1,746,234
Washington Real Estate Investment Trust	30,849	709,527
		13,546,983
Real estate management and development – 0.9%
The St. Joe Company	36,936	1,647,715
		15,194,698
Utilities – 4.0%
Electric utilities – 1.2%
IDACORP, Inc.	9,801	955,598
MGE Energy, Inc.	15,352	1,142,803
		2,098,401
Gas utilities – 1.9%
Chesapeake Utilities Corp.	16,647	2,003,134
ONE Gas, Inc.	16,378	1,213,937
		3,217,071
Multi-utilities – 0.3%
NorthWestern Corp.	8,500	511,870
Water utilities – 0.6%
California Water Service Group	18,676	1,037,265
		6,864,607
TOTAL COMMON STOCKS (Cost $116,400,499)		$170,394,106
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	$11,710
TOTAL WARRANTS (Cost $6,099)		$11,710
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 0.0324% (C)(D)	51,594	516,177
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	500,063	500,063
T. Rowe Price Government Reserve Fund, 0.0295% (C)	2,985,047	2,985,047
TOTAL SHORT-TERM INVESTMENTS (Cost $4,001,292)		$4,001,287
Total Investments (Small Company Value Trust) (Cost $120,407,890) – 100.3%		$174,407,103
Other assets and liabilities, net – (0.3%)		(588,980)
TOTAL NET ASSETS – 100.0%		$173,818,123
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 7.7%
Diversified telecommunication services – 1.3%
Anterix, Inc. (A)	2,009	$120,520
AT&T, Inc.	970,059	27,918,298
ATN International, Inc.	1,985	90,298
Bandwidth, Inc., Class A (A)	3,872	534,026
BT Group PLC (A)	1,451,743	3,901,339
Cellnex Telecom SA (A)(B)	82,874	5,285,807
Cincinnati Bell, Inc. (A)	8,721	134,478
Cogent Communications Holdings, Inc.	7,104	546,227
Consolidated Communications Holdings, Inc. (A)	12,758	112,143
Deutsche Telekom AG	542,116	11,465,755
Elisa OYJ	23,134	1,380,535
Globalstar, Inc. (A)	103,242	183,771
HKT Trust & HKT, Ltd.	616,421	839,611
IDT Corp., Class B (A)	3,547	131,097
Iliad SA	2,412	353,402
Infrastrutture Wireless Italiane SpA (B)	54,663	617,280
Iridium Communications, Inc. (A)	52,207	2,087,758
Koninklijke KPN NV	546,867	1,710,410
Liberty Latin America, Ltd., Class A (A)	10,763	149,175
Liberty Latin America, Ltd., Class C (A)	22,862	322,354
Lumen Technologies, Inc.	135,152	1,836,716
Nippon Telegraph & Telephone Corp.	209,416	5,475,219
Ooma, Inc. (A)	4,124	77,779
Orange SA	324,492	3,703,358
ORBCOMM, Inc. (A)	12,961	145,682
Proximus SADP	24,740	478,200
Radius Global Infrastructure, Inc., Class A (A)	7,750	112,375

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Singapore Telecommunications, Ltd.	1,084,233	$1,849,826
Singapore Telecommunications, Ltd.	258,829	439,364
Spark New Zealand, Ltd.	301,197	1,011,026
Swisscom AG	4,213	2,407,259
Telecom Italia SpA	1,620,838	806,477
Telecom Italia SpA, Savings Shares	980,259	519,975
Telefonica Deutschland Holding AG	169,330	446,984
Telefonica SA	849,436	3,964,722
Telenor ASA	113,811	1,919,428
Telia Company AB	432,359	1,920,305
Telstra Corp., Ltd.	677,056	1,909,560
United Internet AG	15,777	645,233
Verizon Communications, Inc.	562,480	31,515,754
		119,069,526
Entertainment – 1.4%
Activision Blizzard, Inc.	105,568	10,075,410
AMC Entertainment Holdings, Inc., Class A (A)(C)	68,538	3,884,734
Bollore SA	143,765	771,207
Capcom Company, Ltd.	28,600	835,938
Chicken Soup For The Soul Entertainment, Inc. (A)	2,202	91,163
Cinemark Holdings, Inc. (A)	47,922	1,051,888
CuriosityStream, Inc. (A)	4,717	64,340
Electronic Arts, Inc.	38,883	5,592,542
Embracer Group AB (A)	41,712	1,127,824
Eros STX Global Corp. (A)(C)	55,782	85,346
IMAX Corp. (A)	8,443	181,525
Koei Tecmo Holdings Company, Ltd.	9,600	466,724
Konami Holdings Corp.	15,209	910,865
Liberty Media Corp.-Liberty Braves, Class A (A)	3,662	103,342
Liberty Media Corp.-Liberty Braves, Class C (A)	4,520	125,520
Lions Gate Entertainment Corp., Class A (A)	9,166	189,736
Lions Gate Entertainment Corp., Class B (A)	20,151	368,763
Live Nation Entertainment, Inc. (A)	19,628	1,719,217
Madison Square Garden Entertainment Corp. (A)	3,193	268,116
Netflix, Inc. (A)	60,242	31,820,427
Nexon Company, Ltd.	79,406	1,767,142
Nintendo Company, Ltd.	18,239	10,554,414
Sea, Ltd., ADR (A)	2,200	604,120
Square Enix Holdings Company, Ltd.	14,000	691,388
Take-Two Interactive Software, Inc. (A)	15,713	2,781,515
The Marcus Corp. (A)(C)	4,188	88,827
The Walt Disney Company (A)	246,853	43,389,352
Toho Company, Ltd.	18,208	750,751
Ubisoft Entertainment SA (A)	15,064	1,052,486
Vivendi SE (C)	115,741	3,888,796
World Wrestling Entertainment, Inc., Class A	12,362	715,636
		126,019,054
Interactive media and services – 3.5%
Adevinta ASA (A)	44,563	854,850
Alphabet, Inc., Class A (A)	40,860	99,771,539
Alphabet, Inc., Class C (A)	38,687	96,962,002
Auto Trader Group PLC (A)(B)	157,147	1,376,294
CarGurus, Inc. (A)	15,683	411,365
Cars.com, Inc. (A)	11,604	166,285
Eventbrite, Inc., Class A (A)	12,657	240,483
EverQuote, Inc., Class A (A)	3,289	107,485
Facebook, Inc., Class A (A)	325,533	113,191,079
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
FuboTV, Inc. (A)	22,170	$711,879
Kakaku.com, Inc.	21,900	658,842
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,882	56,500
MediaAlpha, Inc., Class A (A)	3,496	147,182
QuinStreet, Inc. (A)	8,533	158,543
REA Group, Ltd.	8,596	1,089,193
Scout24 AG (B)	14,571	1,229,410
SEEK, Ltd.	54,549	1,356,033
TripAdvisor, Inc. (A)	26,779	1,079,194
TrueCar, Inc. (A)	17,493	98,835
Twitter, Inc. (A)	108,435	7,461,412
Yelp, Inc. (A)	31,236	1,248,191
Z Holdings Corp.	431,554	2,159,694
		330,536,290
Media – 1.0%
Advantage Solutions, Inc. (A)	12,890	139,083
AMC Networks, Inc., Class A (A)	4,920	328,656
Audacy, Inc. (A)	20,632	88,924
Boston Omaha Corp., Class A (A)	3,091	98,016
Cable One, Inc.	1,483	2,836,697
Cardlytics, Inc. (A)	5,393	684,533
Charter Communications, Inc., Class A (A)	18,712	13,499,772
Clear Channel Outdoor Holdings, Inc. (A)	62,349	164,601
Comcast Corp., Class A	622,909	35,518,271
comScore, Inc. (A)	13,402	67,010
CyberAgent, Inc.	65,800	1,409,243
Daily Journal Corp. (A)	225	76,163
Dentsu Group, Inc. (C)	35,165	1,261,641
Discovery, Inc., Series A (A)(C)	22,913	702,971
Discovery, Inc., Series C (A)	40,819	1,182,935
DISH Network Corp., Class A (A)	33,757	1,411,043
Entravision Communications Corp., Class A	11,420	76,286
Fox Corp., Class A	44,419	1,649,277
Fox Corp., Class B	20,646	726,739
Gannett Company, Inc. (A)	24,111	132,369
Gray Television, Inc.	14,294	334,480
Hakuhodo DY Holdings, Inc.	37,973	591,414
iHeartMedia, Inc., Class A (A)	18,819	506,796
Informa PLC (A)	244,325	1,697,999
John Wiley & Sons, Inc., Class A	18,937	1,139,629
Loral Space & Communications, Inc.	2,344	91,064
MDC Partners, Inc., Class A (A)	12,174	71,218
Meredith Corp. (A)	6,707	291,352
MSG Networks, Inc., Class A (A)	5,380	78,440
National CineMedia, Inc.	12,012	60,901
News Corp., Class A	53,147	1,369,598
News Corp., Class B	16,544	402,846
Omnicom Group, Inc.	29,221	2,337,388
Pearson PLC	122,587	1,411,701
Publicis Groupe SA	36,266	2,320,842
Schibsted ASA, B Shares	15,835	658,229
Schibsted ASA, Class A	11,893	573,732
Scholastic Corp.	4,894	185,434
Sinclair Broadcast Group, Inc., Class A	7,882	261,840
TechTarget, Inc. (A)	4,288	332,277
TEGNA, Inc.	97,158	1,822,684
The EW Scripps Company, Class A	9,832	200,474
The Interpublic Group of Companies, Inc.	53,445	1,736,428
The New York Times Company, Class A	39,668	1,727,541
ViacomCBS, Inc., Class B	82,277	3,718,920
WideOpenWest, Inc. (A)	8,957	185,499
WPP PLC	199,299	2,694,095
		88,857,051

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	10,194	$116,008
KDDI Corp.	262,343	8,173,475
Shenandoah Telecommunications Company	8,208	398,170
SoftBank Corp.	467,200	6,108,633
SoftBank Group Corp.	203,974	14,225,516
Tele2 AB, B Shares (C)	81,461	1,110,634
Telephone & Data Systems, Inc.	43,958	996,088
T-Mobile US, Inc. (A)	79,618	11,531,075
United States Cellular Corp. (A)	2,522	91,574
Vodafone Group PLC	4,364,588	7,315,173
		50,066,346
		714,548,267
Consumer discretionary – 11.9%
Auto components – 0.5%
Adient PLC (A)	41,658	1,882,942
Aisin Corp.	23,958	1,027,258
American Axle & Manufacturing Holdings, Inc. (A)	19,031	196,971
Aptiv PLC (A)	36,746	5,781,248
BorgWarner, Inc.	32,586	1,581,724
Bridgestone Corp. (C)	92,906	4,222,797
Cie Generale des Etablissements Michelin SCA	27,556	4,397,809
Continental AG	17,892	2,632,292
Cooper-Standard Holdings, Inc. (A)	3,020	87,580
Dana, Inc.	64,049	1,521,804
Denso Corp.	70,495	4,807,159
Dorman Products, Inc. (A)	4,488	465,271
Faurecia SE	19,084	938,174
Fox Factory Holding Corp. (A)	18,565	2,889,828
Gentex Corp.	65,970	2,182,947
Gentherm, Inc. (A)	5,597	397,667
Koito Manufacturing Company, Ltd.	16,966	1,055,671
LCI Industries	4,156	546,182
Lear Corp.	14,947	2,619,910
Modine Manufacturing Company (A)	8,842	146,689
Motorcar Parts of America, Inc. (A)	3,696	82,938
Patrick Industries, Inc.	3,855	281,415
Standard Motor Products, Inc.	3,404	147,563
Stanley Electric Company, Ltd.	21,167	611,541
Stoneridge, Inc. (A)	4,492	132,514
Sumitomo Electric Industries, Ltd.	122,643	1,811,427
Tenneco, Inc., Class A (A)	11,926	230,410
The Goodyear Tire & Rubber Company (A)	122,629	2,103,087
Toyota Industries Corp.	23,853	2,062,691
Valeo SA	37,350	1,126,606
Visteon Corp. (A)	12,286	1,485,869
XL Fleet Corp. (A)(C)	6,822	56,827
XPEL, Inc. (A)	3,031	254,210
		49,769,021
Automobiles – 1.9%
Arcimoto, Inc. (A)(C)	4,909	84,386
Bayerische Motoren Werke AG	53,853	5,709,254
Canoo, Inc. (A)(C)	13,676	135,939
Daimler AG	139,207	12,439,342
Ferrari NV	20,502	4,232,559
Fisker, Inc. (A)	26,775	516,222
Ford Motor Company (A)	532,688	7,915,744
General Motors Company (A)	173,441	10,262,504
Harley-Davidson, Inc.	41,970	1,923,065
Honda Motor Company, Ltd.	265,173	8,528,821
Isuzu Motors, Ltd.	89,746	1,190,899
Lordstown Motors Corp., Class A (A)	19,061	210,815
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Mazda Motor Corp. (A)	92,500	$872,691
Nissan Motor Company, Ltd. (A)	377,576	1,880,964
Renault SA (A)	31,265	1,267,404
Stellantis NV	329,847	6,489,207
Subaru Corp.	100,127	1,984,466
Suzuki Motor Corp.	59,943	2,540,359
Tesla, Inc. (A)	104,704	71,167,309
Thor Industries, Inc.	15,122	1,708,786
Toyota Motor Corp.	345,000	30,157,842
Volkswagen AG	5,280	1,735,353
Winnebago Industries, Inc.	5,417	368,139
Workhorse Group, Inc. (A)(C)	21,021	348,738
Yamaha Motor Company, Ltd.	45,513	1,236,232
		174,907,040
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,567	340,591
Funko, Inc., Class A (A)(C)	4,582	97,505
Genuine Parts Company	19,628	2,482,353
LKQ Corp. (A)	37,768	1,858,941
Pool Corp.	5,452	2,500,614
		7,280,004
Diversified consumer services – 0.1%
2U, Inc. (A)	12,151	506,332
Adtalem Global Education, Inc. (A)	21,857	778,983
American Public Education, Inc. (A)	3,383	95,874
Carriage Services, Inc.	3,005	111,095
Coursera, Inc. (A)	2,046	80,940
Graham Holdings Company, Class B	1,741	1,103,620
Grand Canyon Education, Inc. (A)	12,658	1,138,840
H&R Block, Inc.	49,553	1,163,504
Houghton Mifflin Harcourt Company (A)	21,635	238,850
Laureate Education, Inc., Class A (A)	18,131	263,081
OneSpaWorld Holdings, Ltd. (A)	9,648	93,489
Perdoceo Education Corp. (A)	12,292	150,823
Service Corp. International	45,924	2,461,067
Strategic Education, Inc.	10,901	829,130
Stride, Inc. (A)	6,841	219,801
Vivint Smart Home, Inc. (A)	15,688	207,082
WW International, Inc. (A)	22,008	795,369
		10,237,880
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	9,831	116,694
Accor SA (A)	27,634	1,033,611
Aristocrat Leisure, Ltd.	93,473	3,017,544
Bally's Corp. (A)	5,499	297,551
BJ's Restaurants, Inc. (A)	3,945	193,857
Bloomin' Brands, Inc. (A)	15,030	407,914
Bluegreen Vacations Holding Corp. (A)	3,418	61,524
Booking Holdings, Inc. (A)	5,578	12,205,166
Boyd Gaming Corp. (A)	22,041	1,355,301
Brinker International, Inc. (A)	7,654	473,400
Caesars Entertainment, Inc. (A)	28,354	2,941,728
Carnival Corp. (A)	108,459	2,858,979
Century Casinos, Inc. (A)	5,247	70,467
Chipotle Mexican Grill, Inc. (A)	3,825	5,930,051
Choice Hotels International, Inc.	7,891	937,924
Churchill Downs, Inc.	9,469	1,877,324
Chuy's Holdings, Inc. (A)	3,537	131,789
Compass Group PLC (A)	290,148	6,112,812
Cracker Barrel Old Country Store, Inc.	10,479	1,555,712
Crown Resorts, Ltd. (A)	60,575	540,689
Darden Restaurants, Inc.	17,777	2,595,264
Dave & Buster's Entertainment, Inc. (A)	7,331	297,639
Del Taco Restaurants, Inc.	6,183	61,892

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Denny's Corp. (A)	11,144	$183,765
Dine Brands Global, Inc. (A)	2,724	243,117
Domino's Pizza Enterprises, Ltd.	9,851	890,807
Domino's Pizza, Inc.	5,275	2,460,735
Drive Shack, Inc. (A)	15,281	50,580
El Pollo Loco Holdings, Inc. (A)	3,912	71,550
Entain PLC (A)	95,188	2,300,086
Everi Holdings, Inc. (A)	14,099	351,629
Evolution AB (B)	27,628	4,370,253
Expedia Group, Inc. (A)	19,217	3,146,015
Fiesta Restaurant Group, Inc. (A)	3,571	47,959
Flutter Entertainment PLC (A)	27,070	4,908,501
Full House Resorts, Inc. (A)	6,187	61,499
Galaxy Entertainment Group, Ltd. (A)	353,153	2,823,841
GAN, Ltd. (A)	7,045	115,820
Genting Singapore, Ltd.	983,521	612,606
Golden Entertainment, Inc. (A)	2,984	133,683
Golden Nugget Online Gaming, Inc. (A)	5,742	73,268
Hilton Grand Vacations, Inc. (A)	14,358	594,278
Hilton Worldwide Holdings, Inc. (A)	37,842	4,564,502
InterContinental Hotels Group PLC (A)	29,709	1,980,122
International Game Technology PLC (A)	16,799	402,504
Jack in the Box, Inc.	9,960	1,109,942
La Francaise des Jeux SAEM (B)	15,533	913,614
Las Vegas Sands Corp. (A)	44,632	2,351,660
Lindblad Expeditions Holdings, Inc. (A)	5,490	87,895
Marriott International, Inc., Class A (A)	36,279	4,952,809
Marriott Vacations Worldwide Corp. (A)	11,661	1,857,597
McDonald's Corp.	101,377	23,417,073
McDonald's Holdings Company Japan, Ltd.	12,961	571,148
Melco Resorts & Entertainment, Ltd., ADR (A)	34,900	578,293
MGM Resorts International	55,316	2,359,227
Monarch Casino & Resort, Inc. (A)	2,294	151,794
NeoGames SA (A)	973	59,810
Noodles & Company (A)	7,601	94,860
Norwegian Cruise Line Holdings, Ltd. (A)	50,260	1,478,147
Oriental Land Company, Ltd.	32,500	4,630,131
Papa John's International, Inc.	14,631	1,528,062
Penn National Gaming, Inc. (A)	20,181	1,543,645
PlayAGS, Inc. (A)	5,031	49,807
RCI Hospitality Holdings, Inc.	1,504	99,565
Red Robin Gourmet Burgers, Inc. (A)	2,828	93,635
Red Rock Resorts, Inc., Class A (A)	10,417	442,723
Royal Caribbean Cruises, Ltd. (A)	29,744	2,536,568
Rush Street Interactive, Inc. (A)	9,046	110,904
Ruth's Hospitality Group, Inc. (A)	5,969	137,466
Sands China, Ltd. (A)	394,682	1,661,279
Scientific Games Corp. (A)	31,680	2,453,299
SeaWorld Entertainment, Inc. (A)	8,653	432,131
Shake Shack, Inc., Class A (A)	6,305	674,761
Six Flags Entertainment Corp. (A)	20,757	898,363
SJM Holdings, Ltd. (A)	322,826	352,388
Sodexo SA (A)	14,390	1,344,884
Starbucks Corp.	160,087	17,899,327
Tabcorp Holdings, Ltd.	360,620	1,399,187
Texas Roadhouse, Inc.	29,695	2,856,659
The Cheesecake Factory, Inc. (A)	7,346	398,006
The Wendy's Company	48,367	1,132,755
Travel + Leisure Company	23,539	1,399,394
Whitbread PLC (A)	32,829	1,419,129
Wingstop, Inc.	13,154	2,073,465
Wyndham Hotels & Resorts, Inc.	25,510	1,844,118
Wynn Macau, Ltd. (A)	253,870	399,311
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wynn Resorts, Ltd. (A)	14,299	$1,748,768
Yum! Brands, Inc.	40,473	4,655,609
		171,661,160
Household durables – 0.8%
Aterian, Inc. (A)	3,528	51,615
Barratt Developments PLC	165,629	1,594,789
Bassett Furniture Industries, Inc.	1,870	45,535
Beazer Homes USA, Inc. (A)	5,055	97,511
Casio Computer Company, Ltd.	31,548	529,364
Casper Sleep, Inc. (A)	5,759	47,454
Cavco Industries, Inc. (A)	1,573	349,505
Century Communities, Inc.	5,053	336,227
D.R. Horton, Inc.	44,569	4,027,701
Electrolux AB, Series B	36,685	1,016,612
Ethan Allen Interiors, Inc.	4,055	111,918
Flexsteel Industries, Inc.	1,307	52,790
Garmin, Ltd.	20,362	2,945,160
GoPro, Inc., Class A (A)	20,868	243,112
Green Brick Partners, Inc. (A)	5,332	121,250
Hamilton Beach Brands Holding Company, Class B	853	18,996
Helen of Troy, Ltd. (A)	10,775	2,457,993
Hooker Furniture Corp.	2,266	78,494
Hovnanian Enterprises, Inc., Class A (A)	879	93,429
Husqvarna AB, B Shares	68,018	903,975
Iida Group Holdings Company, Ltd.	23,900	614,756
Installed Building Products, Inc.	4,008	490,419
iRobot Corp. (A)	4,671	436,225
KB Home	39,235	1,597,649
La-Z-Boy, Inc.	7,649	283,319
Leggett & Platt, Inc.	18,102	937,865
Lennar Corp., A Shares	37,466	3,722,247
LGI Homes, Inc. (A)	3,744	606,303
M/I Homes, Inc. (A)	4,759	279,211
MDC Holdings, Inc.	9,562	483,837
Meritage Homes Corp. (A)	6,258	588,753
Mohawk Industries, Inc. (A)	7,955	1,528,871
Newell Brands, Inc.	51,426	1,412,672
NVR, Inc. (A)	464	2,307,611
Panasonic Corp.	359,209	4,136,117
Persimmon PLC	51,897	2,125,888
PulteGroup, Inc.	35,933	1,960,864
Purple Innovation, Inc. (A)	8,478	223,904
Rinnai Corp.	5,878	559,480
SEB SA	4,500	814,065
Sekisui Chemical Company, Ltd.	62,044	1,062,318
Sekisui House, Ltd.	100,226	2,058,117
Sharp Corp.	34,800	574,121
Skyline Champion Corp. (A)	8,945	476,769
Sonos, Inc. (A)	20,248	713,337
Sony Group Corp.	205,100	19,887,976
Taylor Morrison Home Corp. (A)	56,007	1,479,705
Taylor Wimpey PLC	592,948	1,304,923
Tempur Sealy International, Inc.	50,027	1,960,558
The Berkeley Group Holdings PLC	19,969	1,269,723
The Lovesac Company (A)	2,173	173,384
Toll Brothers, Inc.	30,664	1,772,686
TopBuild Corp. (A)	9,030	1,785,953
Tri Pointe Homes, Inc. (A)	52,015	1,114,681
Tupperware Brands Corp. (A)	8,501	201,899
Universal Electronics, Inc. (A)	2,374	115,139
Vuzix Corp. (A)	9,948	182,546
Whirlpool Corp.	8,508	1,854,914
		78,222,235

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 2.6%
1-800-Flowers.com, Inc., Class A (A)	4,482	$142,841
Amazon.com, Inc. (A)	58,241	200,358,359
CarParts.com, Inc. (A)	8,121	165,344
Delivery Hero SE (A)(B)	25,542	3,374,765
eBay, Inc.	87,930	6,173,565
Etsy, Inc. (A)	17,269	3,554,651
Groupon, Inc. (A)	3,950	170,482
HelloFresh SE (A)	26,865	2,611,521
Just Eat Takeaway.com NV (A)(B)	29,178	2,698,486
Lands' End, Inc. (A)	2,501	102,666
Liquidity Services, Inc. (A)	4,583	116,637
Magnite, Inc. (A)	17,715	599,476
Mercari, Inc. (A)	16,600	877,533
Ocado Group PLC (A)	79,166	2,193,522
Overstock.com, Inc. (A)	7,236	667,159
PetMed Express, Inc. (C)	3,494	111,284
Porch Group, Inc. (A)	2,790	53,959
Prosus NV (A)	79,275	7,766,379
Quotient Technology, Inc. (A)	15,101	163,242
Rakuten Group, Inc.	140,805	1,589,850
Revolve Group, Inc. (A)	6,049	416,776
Shutterstock, Inc.	3,931	385,906
Stamps.com, Inc. (A)	2,985	597,866
Stitch Fix, Inc., Class A (A)	9,970	601,191
The RealReal, Inc. (A)	13,345	263,697
Zalando SE (A)(B)	26,987	3,263,806
Zalando SE (Nasdaq Stockholm Exchange) (A)(B)	8,375	1,014,082
ZOZO, Inc.	20,300	688,286
		240,723,331
Leisure products – 0.2%
Acushnet Holdings Corp.	5,711	282,123
American Outdoor Brands, Inc. (A)	2,578	90,591
AMMO, Inc. (A)	11,555	113,123
Bandai Namco Holdings, Inc.	32,493	2,248,820
Brunswick Corp.	21,276	2,119,515
Callaway Golf Company (A)	51,181	1,726,335
Clarus Corp.	4,467	114,802
Genius Brands International, Inc. (A)	49,112	90,366
Hasbro, Inc.	17,382	1,642,947
Johnson Outdoors, Inc., Class A	927	112,167
Latham Group, Inc. (A)	3,942	125,986
Malibu Boats, Inc., Class A (A)	3,528	258,708
MasterCraft Boat Holdings, Inc. (A)	3,518	92,488
Mattel, Inc. (A)	95,260	1,914,726
Nautilus, Inc. (A)	5,202	87,654
Polaris, Inc.	15,723	2,153,422
Shimano, Inc.	12,081	2,874,359
Smith & Wesson Brands, Inc.	8,903	308,934
Sturm Ruger & Company, Inc.	2,817	253,474
Vista Outdoor, Inc. (A)	9,820	454,470
Yamaha Corp.	21,773	1,182,000
YETI Holdings, Inc. (A)	20,492	1,881,575
		20,128,585
Multiline retail – 0.5%
Big Lots, Inc.	5,848	386,026
Dillard's, Inc., Class A (C)	1,060	191,733
Dollar General Corp.	32,091	6,944,171
Dollar Tree, Inc. (A)	31,514	3,135,643
Franchise Group, Inc.	4,917	173,423
Kohl's Corp.	42,671	2,351,599
Macy's, Inc. (A)	52,805	1,001,183
Next PLC (A)	21,624	2,353,421
Nordstrom, Inc. (A)	29,733	1,087,336
Ollie's Bargain Outlet Holdings, Inc. (A)	15,513	1,305,109
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Pan Pacific International Holdings Corp.	67,000	$1,393,263
Ryohin Keikaku Company, Ltd.	41,060	861,359
Target Corp.	67,214	16,248,312
Wesfarmers, Ltd.	184,419	8,175,856
		45,608,434
Specialty retail – 1.8%
ABC-Mart, Inc.	5,364	308,513
Abercrombie & Fitch Company, Class A (A)	10,284	477,486
Academy Sports & Outdoors, Inc. (A)	10,441	430,587
Advance Auto Parts, Inc.	8,891	1,823,900
American Eagle Outfitters, Inc.	66,675	2,502,313
America's Car-Mart, Inc. (A)	1,068	151,357
Asbury Automotive Group, Inc. (A)	3,261	558,838
At Home Group, Inc. (A)	11,063	407,561
AutoNation, Inc. (A)	14,727	1,396,267
AutoZone, Inc. (A)	2,937	4,382,650
Barnes & Noble Education, Inc. (A)	7,169	51,688
Bed Bath & Beyond, Inc. (A)	18,492	615,599
Best Buy Company, Inc.	30,287	3,482,399
Big 5 Sporting Goods Corp.	3,670	94,246
Blink Charging Company (A)	6,218	255,995
Boot Barn Holdings, Inc. (A)	4,847	407,390
Caleres, Inc.	6,378	174,056
Camping World Holdings, Inc., Class A	7,201	295,169
CarMax, Inc. (A)	22,166	2,862,739
Chico's FAS, Inc. (A)	20,661	135,949
Chow Tai Fook Jewellery Group, Ltd.	325,200	743,025
Citi Trends, Inc. (A)	1,535	133,545
Conn's, Inc. (A)	3,115	79,433
Designer Brands, Inc., Class A (A)	10,163	168,198
Dick's Sporting Goods, Inc.	17,899	1,793,301
Fast Retailing Company, Ltd.	9,446	7,100,441
Five Below, Inc. (A)	15,293	2,955,678
Foot Locker, Inc.	28,208	1,738,459
Genesco, Inc. (A)	2,536	161,492
Group 1 Automotive, Inc.	2,967	458,194
GrowGeneration Corp. (A)	9,179	441,510
Guess?, Inc.	6,786	179,150
Haverty Furniture Companies, Inc.	2,965	126,783
Hennes & Mauritz AB, B Shares (A)	118,789	2,821,170
Hibbett, Inc. (A)	2,777	248,903
Hikari Tsushin, Inc.	3,400	597,536
Industria de Diseno Textil SA	177,423	6,264,240
JD Sports Fashion PLC	83,898	1,067,656
Kingfisher PLC	343,313	1,732,733
Kirkland's, Inc. (A)	2,622	59,991
L Brands, Inc.	31,829	2,293,598
Lithia Motors, Inc.	8,127	2,792,762
Lowe's Companies, Inc.	96,040	18,628,879
Lumber Liquidators Holdings, Inc. (A)	5,060	106,766
MarineMax, Inc. (A)	3,666	178,681
Monro, Inc.	5,649	358,768
Murphy USA, Inc.	11,069	1,476,273
National Vision Holdings, Inc. (A)	13,805	705,850
Nitori Holdings Company, Ltd.	13,011	2,297,704
OneWater Marine, Inc., Class A	1,912	80,361
O'Reilly Automotive, Inc. (A)	9,478	5,366,538
Party City Holdco, Inc. (A)	18,789	175,301
Rent-A-Center, Inc.	11,136	590,988
RH (A)	4,595	3,120,005
Ross Stores, Inc.	48,450	6,007,800
Sally Beauty Holdings, Inc. (A)	19,150	422,641
Shift Technologies, Inc. (A)	11,131	95,504
Shoe Carnival, Inc.	1,494	106,955

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Signet Jewelers, Ltd. (A)	8,806	$711,437
Sleep Number Corp. (A)	4,010	440,900
Sonic Automotive, Inc., Class A	3,746	167,596
Sportsman's Warehouse Holdings, Inc. (A)	7,536	133,915
The Aaron's Company, Inc.	5,778	184,838
The Buckle, Inc.	5,011	249,297
The Cato Corp., Class A	3,844	64,848
The Children's Place, Inc. (A)	2,373	220,831
The Container Store Group, Inc. (A)	5,791	75,515
The Gap, Inc.	28,216	949,468
The Home Depot, Inc.	144,457	46,065,893
The ODP Corp. (A)	8,222	394,738
The TJX Companies, Inc.	163,850	11,046,767
Tilly's, Inc., Class A	4,371	69,849
Tractor Supply Company	15,659	2,913,514
TravelCenters of America, Inc. (A)	2,394	70,001
Ulta Beauty, Inc. (A)	7,440	2,572,529
Urban Outfitters, Inc. (A)	30,275	1,247,936
USS Company, Ltd.	35,648	623,141
Williams-Sonoma, Inc.	20,810	3,322,317
Winmark Corp.	631	121,202
Yamada Holdings Company, Ltd.	110,008	508,690
Zumiez, Inc. (A)	3,717	182,096
		166,828,832
Textiles, apparel and luxury goods – 1.6%
adidas AG	30,968	11,555,944
Burberry Group PLC (A)	65,841	1,882,999
Capri Holdings, Ltd. (A)	41,331	2,363,720
Carter's, Inc.	12,006	1,238,659
Cie Financiere Richemont SA, A Shares	84,903	10,292,669
Columbia Sportswear Company	8,349	821,208
Crocs, Inc. (A)	28,679	3,341,677
Deckers Outdoor Corp. (A)	7,596	2,917,396
EssilorLuxottica SA	46,412	8,573,838
Fossil Group, Inc. (A)	8,237	117,624
G-III Apparel Group, Ltd. (A)	7,558	248,356
Hanesbrands, Inc.	47,431	885,537
Hermes International	5,151	7,516,915
Kering SA	12,201	10,690,726
Kontoor Brands, Inc.	8,707	491,162
LVMH Moet Hennessy Louis Vuitton SE	45,154	35,520,700
Moncler SpA	31,516	2,136,404
Movado Group, Inc.	2,795	87,959
NIKE, Inc., Class B	173,219	26,760,603
Oxford Industries, Inc.	2,723	269,141
Pandora A/S	16,265	2,194,374
PLBY Group, Inc. (A)(C)	1,884	73,269
Puma SE	17,172	2,049,494
PVH Corp. (A)	9,682	1,041,686
Ralph Lauren Corp.	6,555	772,245
Rocky Brands, Inc.	1,323	73,559
Skechers USA, Inc., Class A (A)	36,646	1,826,070
Steven Madden, Ltd.	13,729	600,781
Tapestry, Inc. (A)	37,886	1,647,283
The Swatch Group AG	8,562	565,354
The Swatch Group AG, Bearer Shares	4,705	1,615,766
Under Armour, Inc., Class A (A)	25,626	541,990
Under Armour, Inc., Class C (A)	26,696	495,745
Unifi, Inc. (A)	2,388	58,172
Vera Bradley, Inc. (A)	5,141	63,697
VF Corp.	43,689	3,584,246
Wolverine World Wide, Inc.	13,664	459,657
		145,376,625
		1,110,743,147
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 6.6%
Beverages – 1.5%
Anheuser-Busch InBev SA/NV	123,933	$8,934,182
Asahi Group Holdings, Ltd. (C)	74,181	3,467,125
Brown-Forman Corp., Class B	24,816	1,859,711
Budweiser Brewing Company APAC, Ltd. (B)	280,000	881,651
Carlsberg A/S, Class B	16,755	3,126,750
Celsius Holdings, Inc. (A)	7,713	586,882
Coca-Cola Consolidated, Inc.	800	321,704
Coca-Cola Europacific Partners PLC	68,358	4,054,997
Coca-Cola HBC AG	32,592	1,179,721
Constellation Brands, Inc., Class A	22,961	5,370,348
Davide Campari-Milano NV	85,022	1,139,651
Diageo PLC	380,554	18,239,376
Duckhorn Portfolio, Inc. (A)	3,280	72,357
Heineken Holding NV	18,740	1,891,030
Heineken NV	42,159	5,118,076
Ito En, Ltd.	8,700	516,344
Kirin Holdings Company, Ltd.	133,792	2,611,060
MGP Ingredients, Inc.	2,398	162,201
Molson Coors Beverage Company, Class B (A)	25,591	1,373,981
Monster Beverage Corp. (A)	50,268	4,591,982
National Beverage Corp.	3,993	188,589
NewAge, Inc. (A)(C)	24,661	54,994
PepsiCo, Inc.	187,712	27,813,287
Pernod Ricard SA	34,075	7,573,589
Primo Water Corp.	26,127	437,105
Remy Cointreau SA	3,696	763,307
Suntory Beverage & Food, Ltd. (C)	22,659	854,070
The Boston Beer Company, Inc., Class A (A)	2,540	2,592,832
The Coca-Cola Company	527,216	28,527,658
Treasury Wine Estates, Ltd.	117,342	1,027,481
		135,332,041
Food and staples retailing – 1.2%
Aeon Company, Ltd.	106,378	2,855,690
BJ's Wholesale Club Holdings, Inc. (A)	60,416	2,874,593
Carrefour SA	99,739	1,962,805
Casey's General Stores, Inc.	10,091	1,964,112
Coles Group, Ltd.	216,964	2,779,252
Cosmos Pharmaceutical Corp.	3,300	484,871
Costco Wholesale Corp.	60,061	23,764,336
Endeavour Group, Ltd. (A)	205,812	970,854
Etablissements Franz Colruyt NV	8,858	495,597
Grocery Outlet Holding Corp. (A)	23,787	824,457
ICA Gruppen AB	16,358	761,482
Ingles Markets, Inc., Class A	2,754	160,476
J Sainsbury PLC	271,353	1,021,338
Jeronimo Martins SGPS SA	40,943	747,109
Kesko OYJ, B Shares	44,425	1,640,455
Kobe Bussan Company, Ltd.	22,200	699,443
Koninklijke Ahold Delhaize NV	170,080	5,064,906
Lawson, Inc.	8,189	379,286
Performance Food Group Company (A)	22,223	1,077,593
PriceSmart, Inc.	3,951	359,581
Rite Aid Corp. (A)	9,321	151,932
Seven & i Holdings Company, Ltd.	122,529	5,869,239
SpartanNash Company	6,507	125,650
Sprouts Farmers Market, Inc. (A)	52,592	1,306,911
Sysco Corp.	69,505	5,404,014
Tesco PLC	1,257,560	3,884,829
The Andersons, Inc.	5,534	168,953
The Chefs' Warehouse, Inc. (A)	5,451	173,505
The Kroger Company	102,861	3,940,605

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Tsuruha Holdings, Inc.	6,398	$744,632
United Natural Foods, Inc. (A)	9,376	346,724
Walgreens Boots Alliance, Inc.	97,474	5,128,107
Walmart, Inc.	186,546	26,306,717
Weis Markets, Inc.	3,208	165,725
Welcia Holdings Company, Ltd.	15,300	500,288
Wm Morrison Supermarkets PLC	391,923	1,337,682
Woolworths Group, Ltd.	205,812	5,889,602
		112,333,351
Food products – 1.6%
a2 Milk Company, Ltd. (A)	120,788	543,494
Ajinomoto Company, Inc.	75,896	1,971,750
AppHarvest, Inc. (A)	8,209	131,344
Archer-Daniels-Midland Company	75,907	4,599,964
Associated British Foods PLC	57,945	1,778,729
B&G Foods, Inc. (C)	10,711	351,321
Barry Callebaut AG	580	1,347,964
Calavo Growers, Inc.	2,911	184,616
Cal-Maine Foods, Inc.	6,103	220,990
Campbell Soup Company	27,582	1,257,463
Chocoladefabriken Lindt & Spruengli AG	18	1,885,940
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	168	1,672,452
Conagra Brands, Inc.	65,207	2,372,231
Danone SA	106,096	7,464,374
Darling Ingredients, Inc. (A)	44,566	3,008,205
Flowers Foods, Inc.	53,778	1,301,428
Fresh Del Monte Produce, Inc.	5,780	190,046
General Mills, Inc.	82,872	5,049,391
Hormel Foods Corp.	38,297	1,828,682
Hostess Brands, Inc. (A)	22,095	357,718
Ingredion, Inc.	18,293	1,655,517
J&J Snack Foods Corp.	2,484	433,234
JDE Peet's NV (A)	12,192	442,528
John B. Sanfilippo & Son, Inc.	1,577	139,675
Kellogg Company	34,233	2,202,209
Kerry Group PLC, Class A	24,662	3,448,008
Kerry Group PLC, Class A (London Stock Exchange)	1,204	167,156
Kikkoman Corp.	23,646	1,559,413
Lamb Weston Holdings, Inc.	19,874	1,603,037
Lancaster Colony Corp.	8,503	1,645,416
Landec Corp. (A)	5,751	64,699
Limoneira Company	3,593	63,057
McCormick & Company, Inc.	33,830	2,987,866
MEIJI Holdings Company, Ltd.	19,900	1,192,506
Mission Produce, Inc. (A)(C)	6,366	131,840
Mondelez International, Inc., Class A	190,848	11,916,549
Mowi ASA	71,492	1,820,152
Nestle SA	468,594	58,408,863
NH Foods, Ltd.	13,441	522,483
Nisshin Seifun Group, Inc.	32,200	472,071
Nissin Foods Holdings Company, Ltd.	10,275	739,872
Orkla ASA	122,161	1,244,960
Pilgrim's Pride Corp. (A)	13,310	295,216
Post Holdings, Inc. (A)	16,162	1,753,092
Sanderson Farms, Inc.	8,850	1,663,535
Seneca Foods Corp., Class A (A)	1,276	65,178
Tattooed Chef, Inc. (A)(C)	7,922	169,927
The Hain Celestial Group, Inc. (A)	22,334	896,040
The Hershey Company	19,888	3,464,092
The J.M. Smucker Company	14,889	1,929,168
The Kraft Heinz Company	88,075	3,591,699
The Simply Good Foods Company (A)	14,435	527,022
Tootsie Roll Industries, Inc.	7,481	253,681
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Toyo Suisan Kaisha, Ltd.	14,450	$556,940
TreeHouse Foods, Inc. (A)	24,038	1,070,172
Tyson Foods, Inc., Class A	40,049	2,954,014
Utz Brands, Inc.	9,932	216,418
Vital Farms, Inc. (A)(C)	4,348	86,786
WH Group, Ltd. (B)	1,559,000	1,399,361
Whole Earth Brands, Inc. (A)	6,887	99,862
Wilmar International, Ltd.	312,503	1,047,745
Yakult Honsha Company, Ltd.	20,903	1,183,577
		153,602,738
Household products – 0.9%
Central Garden & Pet Company (A)	2,972	157,308
Central Garden & Pet Company, Class A (A)	5,376	259,661
Church & Dwight Company, Inc.	33,320	2,839,530
Colgate-Palmolive Company	114,935	9,349,962
Energizer Holdings, Inc.	27,346	1,175,331
Essity AB, B Shares	98,984	3,283,315
Henkel AG & Company KGaA	16,903	1,556,584
Kimberly-Clark Corp.	45,844	6,133,010
Lion Corp.	36,500	618,698
Pigeon Corp.	18,800	530,234
Reckitt Benckiser Group PLC	115,932	10,242,610
The Clorox Company	16,897	3,039,939
The Procter & Gamble Company	332,623	44,880,821
Unicharm Corp.	65,600	2,642,385
WD-40 Company	2,298	588,954
		87,298,342
Personal products – 0.8%
Beauty Health Company (A)	7,977	134,014
Beiersdorf AG	16,395	1,978,974
BellRing Brands, Inc., Class A (A)	6,760	211,858
Coty, Inc., Class A (A)	77,420	723,103
Edgewell Personal Care Company	9,131	400,851
elf Beauty, Inc. (A)	7,774	210,986
Inter Parfums, Inc.	3,092	222,624
Kao Corp.	78,375	4,832,608
Kobayashi Pharmaceutical Company, Ltd.	8,700	743,890
Kose Corp.	5,400	848,324
L'Oreal SA	40,977	18,300,070
Medifast, Inc.	1,963	555,490
Nu Skin Enterprises, Inc., Class A	22,058	1,249,586
Pola Orbis Holdings, Inc.	14,872	392,143
Shiseido Company, Ltd.	65,060	4,798,745
The Estee Lauder Companies, Inc., Class A	31,506	10,021,428
The Honest Company, Inc. (A)	4,680	75,769
Unilever PLC	147,136	8,597,678
Unilever PLC (Euronext Amsterdam Exchange)	280,510	16,440,397
USANA Health Sciences, Inc. (A)	2,126	217,766
Veru, Inc. (A)	11,033	89,036
		71,045,340
Tobacco – 0.6%
22nd Century Group, Inc. (A)	26,294	121,741
Altria Group, Inc.	251,432	11,988,278
British American Tobacco PLC	354,500	13,763,658
Imperial Brands PLC	153,933	3,319,215
Japan Tobacco, Inc. (C)	195,166	3,688,307
Philip Morris International, Inc.	211,747	20,986,245
Swedish Match AB	263,819	2,249,881
Turning Point Brands, Inc.	2,562	117,263
Universal Corp.	4,036	229,931

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	24,368	$344,564
		56,809,083
		616,420,895
Energy – 2.9%
Energy equipment and services – 0.2%
Archrock, Inc.	22,375	199,361
Aspen Aerogels, Inc. (A)	3,977	118,992
Baker Hughes Company	98,829	2,260,219
Cactus, Inc., Class A	9,139	335,584
ChampionX Corp. (A)	85,246	2,186,560
DMC Global, Inc. (A)	3,215	180,715
Dril-Quip, Inc. (A)	5,747	194,421
Frank's International NV (A)	28,923	87,637
FTS International, Inc., Class A (A)	1,609	45,519
Halliburton Company	120,879	2,794,722
Helix Energy Solutions Group, Inc. (A)	24,466	139,701
Helmerich & Payne, Inc.	17,339	565,772
Liberty Oilfield Services, Inc., Class A (A)	14,672	207,756
Nabors Industries, Ltd. (A)	1,206	137,773
National Energy Services Reunited Corp. (A)	5,231	74,542
Newpark Resources, Inc. (A)	17,218	59,574
NexTier Oilfield Solutions, Inc. (A)	29,754	141,629
NOV, Inc. (A)	53,073	813,078
Oceaneering International, Inc. (A)	16,882	262,853
Oil States International, Inc. (A)	11,091	87,064
Patterson-UTI Energy, Inc.	31,528	313,388
ProPetro Holding Corp. (A)	14,649	134,185
RPC, Inc. (A)	11,596	57,400
Schlumberger NV	189,981	6,081,292
Select Energy Services, Inc., Class A (A)	11,011	66,506
Solaris Oilfield Infrastructure, Inc., Class A	6,284	61,206
Tenaris SA	76,806	840,279
TETRA Technologies, Inc. (A)	21,496	93,293
Tidewater, Inc. (A)	7,445	89,712
U.S. Silica Holdings, Inc. (A)	12,517	144,697
		18,775,430
Oil, gas and consumable fuels – 2.7%
Aemetis, Inc. (A)(C)	4,166	46,534
Alto Ingredients, Inc. (A)	12,726	77,756
Ampol, Ltd.	38,760	820,380
Antero Midstream Corp.	78,227	812,779
Antero Resources Corp. (A)	48,148	723,664
APA Corp.	51,352	1,110,744
Arch Resources, Inc. (A)	2,536	144,501
Berry Corp.	11,878	79,820
Bonanza Creek Energy, Inc.	5,133	241,610
BP PLC	3,309,479	14,513,357
Brigham Minerals, Inc., Class A	7,628	162,400
Cabot Oil & Gas Corp.	54,298	948,043
California Resources Corp. (A)	14,117	425,486
Callon Petroleum Company (A)	6,714	387,331
Centennial Resource Development, Inc., Class A (A)	30,630	207,671
Centrus Energy Corp., Class A (A)	1,861	47,232
Chesapeake Energy Corp.	16,551	859,328
Chevron Corp.	262,590	27,503,677
Cimarex Energy Company	28,084	2,034,686
Clean Energy Fuels Corp. (A)(C)	23,619	239,733
CNX Resources Corp. (A)	96,597	1,319,515
Comstock Resources, Inc. (A)	15,876	105,893
ConocoPhillips	183,336	11,165,162
CONSOL Energy, Inc. (A)	5,919	109,324
Contango Oil & Gas Company (A)	25,504	110,177
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CVR Energy, Inc.	5,126	$92,063
Delek US Holdings, Inc.	11,167	241,431
Denbury, Inc. (A)	8,488	651,709
Devon Energy Corp.	80,929	2,362,318
DHT Holdings, Inc.	23,594	153,125
Diamond S Shipping, Inc. (A)	5,823	57,997
Diamondback Energy, Inc.	24,591	2,308,849
Dorian LPG, Ltd. (A)	5,199	73,410
Earthstone Energy, Inc., Class A (A)	4,744	52,516
ENEOS Holdings, Inc.	499,111	2,091,674
Energy Fuels, Inc. (A)(C)	23,982	145,091
Eni SpA	410,515	5,004,808
EOG Resources, Inc.	79,290	6,615,958
EQT Corp. (A)	76,231	1,696,902
Equinor ASA	158,960	3,364,945
Equitrans Midstream Corp.	180,034	1,532,089
Extraction Oil & Gas, Inc. (A)	2,683	147,324
Exxon Mobil Corp.	575,180	36,282,354
Frontline, Ltd. (C)	20,019	180,171
Galp Energia SGPS SA	81,530	886,448
Gevo, Inc. (A)	33,056	240,317
Golar LNG, Ltd. (A)	17,198	227,874
Green Plains, Inc. (A)	7,250	243,745
Hess Corp.	37,293	3,256,425
HollyFrontier Corp.	40,818	1,342,912
Idemitsu Kosan Company, Ltd.	33,886	818,709
Inpex Corp.	166,441	1,245,709
International Seaways, Inc.	4,330	83,049
Kinder Morgan, Inc.	264,598	4,823,622
Koninklijke Vopak NV	11,248	511,310
Kosmos Energy, Ltd. (A)	68,815	238,100
Laredo Petroleum, Inc. (A)	2,146	199,127
Lundin Energy AB	32,554	1,154,120
Magnolia Oil & Gas Corp., Class A (A)	23,601	368,884
Marathon Oil Corp.	107,080	1,458,430
Marathon Petroleum Corp.	88,671	5,357,502
Matador Resources Company	18,738	674,755
Meta Materials, Inc. (A)	10,803	80,914
Murphy Oil Corp.	64,269	1,496,182
Neste OYJ	68,812	4,221,069
Nordic American Tankers, Ltd.	26,693	87,553
Northern Oil and Gas, Inc.	8,156	169,400
Oasis Petroleum, Inc.	3,395	341,367
Occidental Petroleum Corp.	114,135	3,569,001
Oil Search, Ltd.	321,067	917,255
OMV AG	23,954	1,366,995
ONEOK, Inc.	60,532	3,368,000
Ovintiv, Inc.	44,102	1,387,890
Par Pacific Holdings, Inc. (A)	7,838	131,835
PBF Energy, Inc., Class A (A)	16,307	249,497
PDC Energy, Inc.	16,772	767,990
Peabody Energy Corp. (A)	11,854	94,002
Penn Virginia Corp. (A)	2,748	64,880
Phillips 66	59,489	5,105,346
Pioneer Natural Resources Company	31,487	5,117,267
Range Resources Corp. (A)	40,217	674,037
Renewable Energy Group, Inc. (A)	7,546	470,418
Repsol SA (C)	242,265	3,043,475
REX American Resources Corp. (A)	1,000	90,180
Riley Exploration Permian, Inc.	1,573	45,586
Royal Dutch Shell PLC, A Shares	667,069	13,373,310
Royal Dutch Shell PLC, B Shares	602,809	11,702,201
Santos, Ltd.	304,930	1,619,640
Scorpio Tankers, Inc.	8,252	181,957
SFL Corp., Ltd.	18,262	139,704

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company	19,626	$483,388
Southwestern Energy Company (A)	113,879	645,694
Talos Energy, Inc. (A)	6,395	100,018
Targa Resources Corp.	62,451	2,775,947
Teekay Corp. (A)	13,587	50,544
Teekay Tankers, Ltd., Class A (A)	4,213	60,751
Tellurian, Inc. (A)(C)	53,765	250,007
The Williams Companies, Inc.	165,041	4,381,839
TotalEnergies SE	406,355	18,408,608
Uranium Energy Corp. (A)(C)	36,703	97,630
Ur-Energy, Inc. (A)	35,301	49,421
Valero Energy Corp.	55,535	4,336,173
Vine Energy, Inc., Class A (A)	3,758	58,587
W&T Offshore, Inc. (A)	16,754	81,257
Washington H. Soul Pattinson & Company, Ltd. (C)	17,522	443,108
Whiting Petroleum Corp. (A)	6,610	360,576
Woodside Petroleum, Ltd.	156,506	2,606,090
World Fuel Services Corp.	27,812	882,475
		246,331,639
		265,107,069
Financials – 12.8%
Banks – 5.7%
1st Source Corp.	2,498	116,057
ABN AMRO Bank NV (A)(B)	68,801	833,686
Allegiance Bancshares, Inc.	3,390	130,312
Altabancorp	3,156	136,686
Amerant Bancorp, Inc. (A)	3,702	79,149
American National Bankshares, Inc.	2,333	72,533
Ameris Bancorp	11,197	566,904
Arrow Financial Corp.	2,776	99,797
Associated Banc-Corp.	66,500	1,361,920
Atlantic Capital Bancshares, Inc. (A)	3,772	96,035
Atlantic Union Bankshares Corp.	13,099	474,446
Australia & New Zealand Banking Group, Ltd.	462,826	9,769,289
Banc of California, Inc.	7,759	136,093
BancFirst Corp.	2,827	176,490
Banco Bilbao Vizcaya Argentaria SA (A)	1,084,533	6,727,338
Banco Espirito Santo SA (A)	625,609	625
Banco Santander SA (A)	2,820,458	10,788,405
BancorpSouth Bank	43,227	1,224,621
Bank First Corp. (C)	1,100	76,747
Bank Hapoalim BM (A)	184,692	1,482,821
Bank Leumi Le-Israel BM (A)	236,313	1,795,677
Bank of America Corp.	1,024,540	42,241,784
Bank of Hawaii Corp.	11,033	929,199
Bank of Marin Bancorp	2,768	88,299
Bank OZK	33,017	1,391,997
BankUnited, Inc.	15,327	654,310
Banner Corp.	5,778	313,225
Banque Cantonale Vaudoise	4,899	440,216
Bar Harbor Bankshares	3,156	90,325
Barclays PLC	2,823,737	6,700,946
Berkshire Hills Bancorp, Inc.	8,565	234,767
Blue Ridge Bankshares, Inc.	4,518	79,155
BNP Paribas SA	182,951	11,481,937
BOC Hong Kong Holdings, Ltd.	601,741	2,039,486
Boston Private Financial Holdings, Inc.	13,884	204,789
Brookline Bancorp, Inc.	13,482	201,556
Bryn Mawr Bank Corp.	3,400	143,446
Business First Bancshares, Inc.	3,662	84,043
Byline Bancorp, Inc.	4,544	102,831
Cadence BanCorp	20,877	435,912
CaixaBank SA	723,047	2,226,049
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cambridge Bancorp	1,128	$93,613
Camden National Corp.	2,691	128,522
Capital City Bank Group, Inc.	3,242	83,611
Capstar Financial Holdings, Inc.	4,156	85,198
Carter Bankshares, Inc. (A)	5,440	68,054
Cathay General Bancorp	32,978	1,298,014
CBTX, Inc.	3,044	83,132
Central Pacific Financial Corp.	4,804	125,192
Century Bancorp, Inc., Class A	613	69,882
CIT Group, Inc.	43,617	2,250,201
Citigroup, Inc.	280,834	19,869,006
Citizens & Northern Corp.	3,072	75,264
Citizens Financial Group, Inc.	57,868	2,654,405
City Holding Company	2,299	172,977
Civista Bancshares, Inc.	3,889	85,947
CNB Financial Corp.	3,816	87,081
Coastal Financial Corp. (A)	2,062	58,891
Columbia Banking System, Inc.	11,805	455,201
Comerica, Inc.	18,968	1,353,177
Commerce Bancshares, Inc.	28,769	2,145,017
Commerzbank AG (A)	162,959	1,157,282
Commonwealth Bank of Australia	288,557	21,607,902
Community Bank System, Inc.	8,684	656,945
Community Trust Bancorp, Inc.	2,708	109,349
Concordia Financial Group, Ltd.	177,046	650,605
ConnectOne Bancorp, Inc.	6,301	164,897
Credit Agricole SA	189,758	2,660,329
CrossFirst Bankshares, Inc. (A)	8,530	117,288
Cullen/Frost Bankers, Inc.	15,447	1,730,064
Customers Bancorp, Inc. (A)	4,984	194,326
CVB Financial Corp.	20,891	430,146
Danske Bank A/S	112,186	1,975,699
DBS Group Holdings, Ltd.	293,283	6,524,755
Dime Community Bancshares, Inc.	5,860	197,013
DNB ASA	151,300	3,297,464
Eagle Bancorp, Inc.	5,071	284,382
East West Bancorp, Inc.	38,746	2,777,701
Eastern Bankshares, Inc.	28,510	586,451
Enterprise Financial Services Corp.	4,663	216,317
Equity Bancshares, Inc., Class A (A)	2,899	88,391
Erste Group Bank AG	45,440	1,670,436
Farmers National Banc Corp.	5,740	89,027
FB Financial Corp.	5,447	203,282
Fifth Third Bancorp	95,643	3,656,432
Financial Institutions, Inc.	3,288	98,640
FinecoBank Banca Fineco SpA (A)	99,144	1,730,194
First Bancorp (North Carolina)	4,755	194,527
First Bancorp (Puerto Rico)	36,074	430,002
First Busey Corp.	8,360	206,158
First Choice Bancorp	2,327	70,857
First Commonwealth Financial Corp.	15,232	214,314
First Community Bankshares, Inc.	3,153	94,117
First Financial Bancorp	16,026	378,694
First Financial Bankshares, Inc.	60,271	2,961,114
First Financial Corp.	2,349	95,886
First Foundation, Inc.	6,959	156,647
First Horizon Corp.	150,868	2,606,999
First Interstate BancSystem, Inc., Class A	6,684	279,592
First Merchants Corp.	8,993	374,738
First Mid Bancshares, Inc.	3,040	123,150
First Midwest Bancorp, Inc.	18,888	374,549
First Republic Bank	23,910	4,475,235
Flushing Financial Corp.	5,283	113,215
FNB Corp.	87,232	1,075,571
Fulton Financial Corp.	70,332	1,109,839

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
German American Bancorp, Inc.	3,957	$147,200
Glacier Bancorp, Inc.	41,981	2,312,313
Great Southern Bancorp, Inc.	1,856	100,038
Great Western Bancorp, Inc.	9,318	305,537
Guaranty Bancshares, Inc.	1,949	66,402
Hancock Whitney Corp.	38,144	1,695,119
Hang Seng Bank, Ltd.	124,390	2,481,297
Hanmi Financial Corp.	5,718	108,985
HarborOne Bancorp, Inc.	9,201	131,942
Heartland Financial USA, Inc.	6,216	292,090
Heritage Commerce Corp.	10,968	122,074
Heritage Financial Corp.	5,986	149,770
Hilltop Holdings, Inc.	10,504	382,346
Home BancShares, Inc.	66,608	1,643,885
HomeTrust Bancshares, Inc.	3,219	89,810
Hope Bancorp, Inc.	20,054	284,366
Horizon Bancorp, Inc.	7,804	136,024
HSBC Holdings PLC	3,312,984	19,120,904
Huntington Bancshares, Inc.	200,464	2,860,621
Independent Bank Corp. (Massachusetts)	5,403	407,927
Independent Bank Corp. (Michigan)	4,606	99,996
Independent Bank Group, Inc.	6,239	461,561
ING Groep NV	634,442	8,421,806
International Bancshares Corp.	24,002	1,030,646
Intesa Sanpaolo SpA	2,686,301	7,431,211
Investors Bancorp, Inc.	37,168	530,016
Israel Discount Bank, Ltd., Class A (A)	189,328	901,926
Japan Post Bank Company, Ltd.	65,900	554,243
JPMorgan Chase & Co.	411,273	63,969,402
KBC Group NV	40,665	3,104,826
KeyCorp	131,857	2,722,847
Lakeland Bancorp, Inc.	8,393	146,710
Lakeland Financial Corp.	3,919	241,567
Live Oak Bancshares, Inc.	5,351	315,709
Lloyds Banking Group PLC	11,525,262	7,455,185
M&T Bank Corp.	17,479	2,539,873
Macatawa Bank Corp.	9,095	79,581
Mediobanca Banca di Credito Finanziario SpA (A)	101,015	1,181,890
Mercantile Bank Corp.	3,286	99,237
Metrocity Bankshares, Inc.	3,509	61,443
Metropolitan Bank Holding Corp. (A)	1,454	87,560
Mid Penn Bancorp, Inc.	2,941	80,730
Midland States Bancorp, Inc.	4,071	106,945
MidWestOne Financial Group, Inc.	3,199	92,035
Mitsubishi UFJ Financial Group, Inc.	1,988,168	10,708,782
Mizrahi Tefahot Bank, Ltd. (A)	22,817	702,868
Mizuho Financial Group, Inc.	392,350	5,623,356
MVB Financial Corp.	1,902	81,139
National Australia Bank, Ltd.	536,279	10,542,610
National Bank Holdings Corp., Class A	4,630	174,736
NatWest Group PLC	792,057	2,229,068
NBT Bancorp, Inc.	6,904	248,337
Nicolet Bankshares, Inc. (A)	1,564	110,012
Nordea Bank ABP	526,978	5,868,378
Northrim BanCorp, Inc.	2,029	86,740
OceanFirst Financial Corp.	9,904	206,399
OFG Bancorp	8,613	190,520
Old National Bancorp	26,489	466,471
Old Second Bancorp, Inc.	6,835	84,754
Origin Bancorp, Inc.	3,807	161,645
Orrstown Financial Services, Inc.	3,569	82,337
Oversea-Chinese Banking Corp., Ltd.	546,024	4,866,023
Pacific Premier Bancorp, Inc.	15,702	664,038
PacWest Bancorp	31,933	1,314,362
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	2,335	$274,176
Peapack-Gladstone Financial Corp.	3,532	109,739
Peoples Bancorp, Inc.	3,573	105,832
Peoples Financial Services Corp.	1,468	62,537
People's United Financial, Inc.	58,099	995,817
Pinnacle Financial Partners, Inc.	20,783	1,834,931
Preferred Bank	2,362	149,444
Primis Financial Corp.	6,399	97,649
Prosperity Bancshares, Inc.	25,384	1,822,571
QCR Holdings, Inc.	2,730	131,286
Raiffeisen Bank International AG	24,077	546,512
RBB Bancorp	3,218	77,940
Red River Bancshares, Inc.	1,171	59,147
Regions Financial Corp.	130,603	2,635,569
Reliant Bancorp, Inc.	2,939	81,498
Renasant Corp.	9,058	362,320
Republic Bancorp, Inc., Class A	1,749	80,681
Resona Holdings, Inc.	347,246	1,338,860
S&T Bancorp, Inc.	6,232	195,062
Sandy Spring Bancorp, Inc.	7,497	330,843
Seacoast Banking Corp. of Florida	8,850	302,228
ServisFirst Bancshares, Inc.	8,311	564,982
Sierra Bancorp	3,470	88,312
Signature Bank	15,739	3,866,285
Silvergate Capital Corp., Class A (A)	3,868	438,322
Simmons First National Corp., Class A	17,866	524,188
Skandinaviska Enskilda Banken AB, A Shares	264,714	3,421,720
SmartFinancial, Inc.	3,531	84,779
Societe Generale SA	131,861	3,900,632
South State Corp.	11,771	962,397
Southern First Bancshares, Inc. (A)	1,790	91,576
Southside Bancshares, Inc.	4,887	186,830
Spirit of Texas Bancshares, Inc.	3,576	81,676
Standard Chartered PLC	436,352	2,784,712
Sterling Bancorp	52,604	1,304,053
Stock Yards Bancorp, Inc.	3,376	171,805
Sumitomo Mitsui Financial Group, Inc.	212,358	7,320,398
Sumitomo Mitsui Trust Holdings, Inc.	54,983	1,753,969
SVB Financial Group (A)	7,379	4,105,897
Svenska Handelsbanken AB, A Shares	237,237	2,677,918
Swedbank AB, A Shares	147,296	2,742,199
Synovus Financial Corp.	40,586	1,780,914
Texas Capital Bancshares, Inc. (A)	22,219	1,410,684
The Bancorp, Inc. (A)	8,920	205,249
The Bank of East Asia, Ltd.	213,399	396,291
The Bank of NT Butterfield & Son, Ltd.	8,182	290,052
The Chiba Bank, Ltd.	86,264	521,379
The First Bancshares, Inc.	3,657	136,882
The First of Long Island Corp.	4,835	102,647
The PNC Financial Services Group, Inc.	57,722	11,011,049
The Shizuoka Bank, Ltd.	72,608	563,451
Tompkins Financial Corp.	2,310	179,164
Towne Bank	10,732	326,467
TriCo Bancshares	4,364	185,819
TriState Capital Holdings, Inc. (A)	5,233	106,701
Triumph Bancorp, Inc. (A)	3,957	293,807
Truist Financial Corp.	182,714	10,140,627
Trustmark Corp.	27,702	853,222
U.S. Bancorp	184,176	10,492,507
UMB Financial Corp.	19,063	1,774,003
Umpqua Holdings Corp.	60,258	1,111,760
UniCredit SpA	345,697	4,087,070
United Bankshares, Inc.	57,327	2,092,436
United Community Banks, Inc.	14,457	462,769

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Overseas Bank, Ltd.	191,739	$3,692,394
Univest Financial Corp.	5,155	135,937
Valley National Bancorp	178,102	2,391,910
Veritex Holdings, Inc.	7,935	280,978
Washington Trust Bancorp, Inc.	2,978	152,920
Webster Financial Corp.	24,696	1,317,285
Wells Fargo & Company	561,597	25,434,728
WesBanco, Inc.	10,863	387,049
West BanCorp, Inc.	3,713	103,036
Westamerica Bancorporation	4,170	241,985
Westpac Banking Corp.	596,696	11,547,141
Wintrust Financial Corp.	15,579	1,178,240
Zions Bancorp NA	22,256	1,176,452
		529,883,276
Capital markets – 2.7%
3i Group PLC	158,285	2,568,786
Affiliated Managers Group, Inc.	11,372	1,753,676
Ameriprise Financial, Inc.	15,747	3,919,113
Amundi SA (B)	9,885	871,846
Artisan Partners Asset Management, Inc., Class A	9,872	501,695
AssetMark Financial Holdings, Inc. (A)	3,135	78,563
ASX, Ltd.	31,488	1,835,615
B. Riley Financial, Inc.	3,384	255,492
BGC Partners, Inc., Class A	55,927	317,106
BlackRock, Inc.	19,272	16,862,422
Blucora, Inc. (A)	8,429	145,906
Brightsphere Investment Group, Inc.	9,685	226,920
Cboe Global Markets, Inc.	14,495	1,725,630
CME Group, Inc.	48,788	10,376,232
Cohen & Steers, Inc.	4,169	342,233
Cowen, Inc., Class A	4,414	181,195
Credit Suisse Group AG	398,127	4,167,564
Daiwa Securities Group, Inc.	234,908	1,290,488
Deutsche Bank AG (A)	336,161	4,382,761
Deutsche Boerse AG	30,903	5,394,003
Diamond Hill Investment Group, Inc.	618	103,398
Donnelley Financial Solutions, Inc. (A)	5,007	165,231
Ellington Financial, Inc.	7,189	137,669
EQT AB	38,751	1,407,660
Evercore, Inc., Class A	11,184	1,574,372
FactSet Research Systems, Inc.	10,338	3,469,536
Federated Hermes, Inc.	41,387	1,403,433
Focus Financial Partners, Inc., Class A (A)	7,483	362,926
Franklin Resources, Inc.	37,000	1,183,630
Futu Holdings, Ltd., ADR (A)	8,100	1,450,629
GCM Grosvenor, Inc., Class A	6,030	62,833
Hamilton Lane, Inc., Class A	5,760	524,851
Hargreaves Lansdown PLC	57,861	1,273,196
Hong Kong Exchanges & Clearing, Ltd.	195,871	11,660,148
Houlihan Lokey, Inc.	8,651	707,565
Interactive Brokers Group, Inc., Class A	22,076	1,451,055
Intercontinental Exchange, Inc.	76,459	9,075,683
Invesco, Ltd.	51,409	1,374,163
Janus Henderson Group PLC	46,602	1,808,624
Japan Exchange Group, Inc.	82,900	1,846,677
Jefferies Financial Group, Inc.	54,638	1,868,620
Julius Baer Group, Ltd.	36,402	2,377,530
London Stock Exchange Group PLC	52,811	5,836,165
Macquarie Group, Ltd.	55,908	6,550,258
Magellan Financial Group, Ltd.	22,420	905,492
MarketAxess Holdings, Inc.	5,160	2,392,124
Moelis & Company, Class A	10,301	586,024
Moody's Corp.	21,873	7,926,119
Morgan Stanley	202,227	18,542,194
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	11,198	$5,969,430
Nasdaq, Inc.	15,606	2,743,535
Natixis SA	153,995	731,600
Nomura Holdings, Inc.	499,613	2,542,773
Northern Trust Corp.	28,278	3,269,502
Open Lending Corp., Class A (A)	17,590	757,953
Oppenheimer Holdings, Inc., Class A	1,632	82,971
Partners Group Holding AG	3,691	5,595,359
Piper Sandler Companies	2,946	381,684
PJT Partners, Inc., Class A	4,034	287,947
Raymond James Financial, Inc.	16,616	2,158,418
S&P Global, Inc.	32,729	13,433,618
SBI Holdings, Inc.	39,590	935,143
Schroders PLC	20,219	983,326
Sculptor Capital Management, Inc.	3,964	97,475
SEI Investments Company	32,374	2,006,217
Singapore Exchange, Ltd.	130,748	1,088,983
St. James's Place PLC	87,537	1,789,843
Standard Life Aberdeen PLC	354,951	1,331,601
State Street Corp.	47,249	3,887,648
StepStone Group, Inc., Class A	6,393	219,919
Stifel Financial Corp.	28,703	1,861,677
StoneX Group, Inc. (A)	2,812	170,604
T. Rowe Price Group, Inc.	30,821	6,101,633
The Bank of New York Mellon Corp.	109,613	5,615,474
The Charles Schwab Corp.	203,774	14,836,785
The Goldman Sachs Group, Inc.	46,223	17,543,015
UBS Group AG	596,292	9,133,538
Virtus Investment Partners, Inc.	1,219	338,602
WisdomTree Investments, Inc.	24,387	151,199
		251,272,523
Consumer finance – 0.4%
Acom Company, Ltd.	64,910	283,225
American Express Company	88,402	14,606,662
Capital One Financial Corp.	61,340	9,488,685
Curo Group Holdings Corp.	3,793	64,481
Discover Financial Services	41,423	4,899,927
Encore Capital Group, Inc. (A)	5,148	243,964
Enova International, Inc. (A)	6,092	208,407
EZCORP, Inc., Class A (A)	9,600	57,888
FirstCash, Inc.	17,979	1,374,315
Green Dot Corp., Class A (A)	8,982	420,807
LendingClub Corp. (A)	16,242	294,467
LendingTree, Inc. (A)	4,976	1,054,315
Navient Corp.	78,560	1,518,565
Nelnet, Inc., Class A	2,761	207,710
Oportun Financial Corp. (A)	3,784	75,794
PRA Group, Inc. (A)	7,642	293,988
PROG Holdings, Inc. (A)	29,695	1,429,220
Regional Management Corp.	1,578	73,440
SLM Corp.	88,184	1,846,573
Synchrony Financial	73,486	3,565,541
World Acceptance Corp. (A)	754	120,821
		42,128,795
Diversified financial services – 1.0%
Alerus Financial Corp.	2,712	78,675
A-Mark Precious Metals, Inc.	1,544	71,796
Banco Latinoamericano de Comercio Exterior SA, Class E	5,584	85,826
Berkshire Hathaway, Inc., Class B (A)	257,508	71,566,623
Cannae Holdings, Inc. (A)	14,669	497,426
E2open Parent Holdings, Inc. (A)	7,140	81,539
Eurazeo SE	6,425	560,179
EXOR NV	17,640	1,415,670
Groupe Bruxelles Lambert SA	18,371	2,057,024

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Industrivarden AB, A Shares	17,382	$676,040
Industrivarden AB, C Shares	25,971	950,696
Investor AB, B Shares	296,339	6,830,730
Kinnevik AB, B Shares (A)	41,478	1,660,941
L.E. Lundbergforetagen AB, B Shares	12,362	797,851
M&G PLC	422,870	1,339,611
Mitsubishi HC Capital, Inc.	107,396	575,910
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	198,683	3,358,060
Sofina SA	2,507	1,083,163
Tokyo Century Corp.	6,000	322,584
Wendel SE	4,364	587,265
		94,598,254
Insurance – 2.8%
Admiral Group PLC	31,367	1,364,845
Aegon NV	291,042	1,210,476
Aflac, Inc.	85,877	4,608,162
Ageas SA/NV	28,480	1,582,667
AIA Group, Ltd.	1,967,335	24,405,922
Alleghany Corp. (A)	3,804	2,537,534
Allianz SE	67,059	16,735,027
Ambac Financial Group, Inc. (A)	8,031	125,765
American Equity Investment Life Holding Company	14,229	459,881
American Financial Group, Inc.	18,827	2,348,103
American International Group, Inc.	116,589	5,549,636
American National Group, Inc.	1,268	188,361
AMERISAFE, Inc.	3,511	209,572
Aon PLC, Class A	30,657	7,319,665
Argo Group International Holdings, Ltd.	5,439	281,903
Arthur J. Gallagher & Company	27,836	3,899,267
Assicurazioni Generali SpA	179,438	3,602,522
Assurant, Inc.	8,229	1,285,205
Aviva PLC	639,000	3,587,317
AXA SA	314,679	7,990,435
Baloise Holding AG	7,540	1,177,277
Brighthouse Financial, Inc. (A)	23,433	1,067,139
Brown & Brown, Inc.	63,893	3,395,274
BRP Group, Inc., Class A (A)	7,936	211,494
Chubb, Ltd.	61,096	9,710,598
Cincinnati Financial Corp.	20,355	2,373,800
Citizens, Inc. (A)(C)	11,958	63,258
CNO Financial Group, Inc.	58,064	1,371,472
CNP Assurances	27,920	475,852
Dai-ichi Life Holdings, Inc.	165,737	3,049,430
Direct Line Insurance Group PLC	221,940	875,378
Donegal Group, Inc., Class A	4,746	69,149
eHealth, Inc. (A)	4,125	240,900
Employers Holdings, Inc.	4,886	209,121
Enstar Group, Ltd. (A)	2,287	546,410
Everest Re Group, Ltd.	5,446	1,372,446
First American Financial Corp.	29,973	1,868,817
Genworth Financial, Inc., Class A (A)	85,076	331,796
Gjensidige Forsikring ASA	32,531	717,259
Globe Life, Inc.	12,881	1,226,915
Goosehead Insurance, Inc., Class A	3,017	384,064
Hannover Rueck SE	9,808	1,641,937
HCI Group, Inc. (C)	1,012	100,623
Horace Mann Educators Corp.	7,109	266,019
Insurance Australia Group, Ltd.	400,955	1,550,275
James River Group Holdings, Ltd.	6,127	229,885
Japan Post Holdings Company, Ltd. (A)	256,200	2,104,356
Japan Post Insurance Company, Ltd.	36,600	677,213
Kemper Corp.	16,577	1,225,040
Kinsale Capital Group, Inc.	9,491	1,563,832
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Legal & General Group PLC	970,590	$3,462,662
Lincoln National Corp.	24,313	1,527,829
Loews Corp.	30,392	1,660,923
Maiden Holdings, Ltd. (A)	14,444	48,676
Marsh & McLennan Companies, Inc.	69,090	9,719,581
MBIA, Inc. (A)	8,646	95,106
Medibank Private, Ltd.	447,947	1,062,003
Mercury General Corp.	7,259	471,472
MetLife, Inc.	101,096	6,050,596
MetroMile, Inc. (A)	6,734	61,616
MS&AD Insurance Group Holdings, Inc.	72,351	2,091,826
Muenchener Rueckversicherungs-Gesellschaft AG	22,787	6,245,021
National Western Life Group, Inc., Class A	485	108,829
NN Group NV	45,661	2,156,995
Old Republic International Corp.	77,409	1,928,258
Palomar Holdings, Inc. (A)	4,189	316,102
Phoenix Group Holdings PLC	97,520	912,887
Poste Italiane SpA (B)	84,974	1,124,678
Primerica, Inc.	10,772	1,649,624
Principal Financial Group, Inc.	34,370	2,171,840
ProAssurance Corp.	9,405	213,964
Prudential Financial, Inc.	53,530	5,485,219
Prudential PLC	424,439	8,075,278
QBE Insurance Group, Ltd.	239,937	1,936,185
Reinsurance Group of America, Inc.	18,568	2,116,752
RenaissanceRe Holdings, Ltd.	13,557	2,017,553
RLI Corp.	17,581	1,838,797
Safety Insurance Group, Inc.	2,608	204,154
Sampo OYJ, A Shares	81,120	3,730,266
SCOR SE (C)	25,790	821,028
Selective Insurance Group, Inc.	26,338	2,137,329
Selectquote, Inc. (A)	22,652	436,278
SiriusPoint, Ltd. (A)	15,590	156,991
Sompo Holdings, Inc.	51,591	1,910,839
State Auto Financial Corp.	3,988	68,275
Stewart Information Services Corp.	4,471	253,461
Suncorp Group, Ltd.	208,291	1,734,077
Swiss Life Holding AG	5,207	2,532,963
Swiss Re AG	49,059	4,431,137
T&D Holdings, Inc.	87,525	1,135,801
The Allstate Corp.	40,669	5,304,864
The Hanover Insurance Group, Inc.	9,804	1,329,815
The Hartford Financial Services Group, Inc.	48,529	3,007,342
The Progressive Corp.	79,501	7,807,793
The Travelers Companies, Inc.	34,169	5,115,441
Tokio Marine Holdings, Inc.	102,785	4,734,301
Trean Insurance Group, Inc. (A)	3,449	52,011
Trupanion, Inc. (A)	6,472	744,927
Tryg A/S	58,563	1,438,468
United Fire Group, Inc.	3,797	105,291
Universal Insurance Holdings, Inc.	5,574	77,367
Unum Group	27,748	788,043
W.R. Berkley Corp.	19,038	1,416,998
Watford Holdings, Ltd. (A)	3,167	110,813
Willis Towers Watson PLC	17,523	4,030,640
Zurich Insurance Group AG	24,472	9,829,548
		259,385,827
Mortgage real estate investment trusts – 0.1%
Apollo Commercial Real Estate Finance, Inc.	23,810	379,770
Arbor Realty Trust, Inc.	21,227	378,265
Ares Commercial Real Estate Corp.	6,807	99,995
ARMOUR Residential REIT, Inc.	10,418	118,974

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Blackstone Mortgage Trust, Inc., Class A	22,929	$731,206
BrightSpire Capital, Inc.	15,099	141,931
Broadmark Realty Capital, Inc.	21,522	227,918
Capstead Mortgage Corp.	17,224	105,755
Chimera Investment Corp.	38,200	575,292
Dynex Capital, Inc.	5,524	103,078
Granite Point Mortgage Trust, Inc.	9,603	141,644
Great Ajax Corp.	4,868	63,187
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,898	724,223
Invesco Mortgage Capital, Inc.	41,784	162,958
KKR Real Estate Finance Trust, Inc.	5,031	108,821
Ladder Capital Corp.	19,304	222,768
MFA Financial, Inc.	73,218	336,071
New York Mortgage Trust, Inc.	64,179	286,880
Orchid Island Capital, Inc.	16,764	87,005
PennyMac Mortgage Investment Trust	16,434	346,100
Ready Capital Corp.	9,939	157,732
Redwood Trust, Inc.	19,441	234,653
TPG RE Finance Trust, Inc.	10,546	141,844
Two Harbors Investment Corp.	45,965	347,495
		6,223,565
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,312	431,984
Bridgewater Bancshares, Inc. (A)	5,076	81,977
Capitol Federal Financial, Inc.	20,454	240,948
Columbia Financial, Inc. (A)	6,390	110,036
Essent Group, Ltd.	49,410	2,220,980
Federal Agricultural Mortgage Corp., Class C	1,549	153,196
Finance of America Companies, Inc., Class A (A)(C)	6,083	46,413
Flagstar Bancorp, Inc.	8,268	349,488
FS Bancorp, Inc.	1,041	74,192
Home Bancorp, Inc.	2,224	84,757
HomeStreet, Inc.	3,590	146,257
Kearny Financial Corp.	12,623	150,845
Merchants Bancorp	1,708	67,022
Meridian Bancorp, Inc.	8,088	165,480
Meta Financial Group, Inc.	5,408	273,807
MGIC Investment Corp.	92,676	1,260,394
Mr. Cooper Group, Inc. (A)	11,981	396,092
New York Community Bancorp, Inc.	127,021	1,399,771
NMI Holdings, Inc., Class A (A)	14,348	322,543
Northfield Bancorp, Inc.	8,241	135,152
Northwest Bancshares, Inc.	19,595	267,276
Ocwen Financial Corp. (A)	1,647	51,024
PCSB Financial Corp.	3,751	68,156
PennyMac Financial Services, Inc.	5,887	363,346
Premier Financial Corp.	6,473	183,898
Provident Bancorp, Inc.	4,057	66,170
Provident Financial Services, Inc.	12,295	281,433
Radian Group, Inc.	32,160	715,560
Southern Missouri Bancorp, Inc.	1,730	77,781
The Hingham Institution for Savings	282	81,921
TrustCo Bank Corp.	3,574	122,874
Walker & Dunlop, Inc.	4,911	512,610
Washington Federal, Inc.	31,237	992,712
Waterstone Financial, Inc.	5,277	103,746
WSFS Financial Corp.	7,684	357,998
		12,357,839
		1,195,850,079
Health care – 12.4%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 1.9%
AbbVie, Inc.	239,963	$27,029,432
ACADIA Pharmaceuticals, Inc. (A)	20,276	494,532
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Adverum Biotechnologies, Inc. (A)	16,094	56,329
Aeglea BioTherapeutics, Inc. (A)	8,010	55,750
Affimed NV (A)	20,020	170,170
Agenus, Inc. (A)	33,792	185,518
Agios Pharmaceuticals, Inc. (A)	10,436	575,128
Akebia Therapeutics, Inc. (A)	28,335	107,390
Akero Therapeutics, Inc. (A)(C)	4,557	113,059
Akouos, Inc. (A)	4,724	59,286
Albireo Pharma, Inc. (A)	3,048	107,229
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,068
Aldeyra Therapeutics, Inc. (A)	8,575	97,155
Alector, Inc. (A)	9,959	207,446
Alexion Pharmaceuticals, Inc. (A)	30,028	5,516,444
Aligos Therapeutics, Inc. (A)	3,348	68,249
Alkermes PLC (A)	27,014	662,383
Allakos, Inc. (A)	5,916	505,049
Allogene Therapeutics, Inc. (A)	11,541	300,989
Allovir, Inc. (A)	5,165	101,957
Altimmune, Inc. (A)	5,692	56,066
ALX Oncology Holdings, Inc. (A)	3,083	168,578
Amgen, Inc.	78,060	19,027,125
Amicus Therapeutics, Inc. (A)	44,630	430,233
AnaptysBio, Inc. (A)	3,447	89,381
Anavex Life Sciences Corp. (A)(C)	10,601	242,339
Anika Therapeutics, Inc. (A)	2,506	108,485
Annexon, Inc. (A)	5,481	123,377
Apellis Pharmaceuticals, Inc. (A)	10,994	694,821
Applied Molecular Transport, Inc. (A)(C)	4,192	191,742
Applied Therapeutics, Inc. (A)	3,288	68,325
AquaBounty Technologies, Inc. (A)	9,934	53,246
Arbutus Biopharma Corp. (A)(C)	15,231	46,150
Arcturus Therapeutics Holdings, Inc. (A)	3,644	123,313
Arcus Biosciences, Inc. (A)	7,768	213,309
Arcutis Biotherapeutics, Inc. (A)	4,840	132,084
Ardelyx, Inc. (A)	15,127	114,663
Arena Pharmaceuticals, Inc. (A)	10,353	706,075
Argenx SE (A)	7,456	2,249,590
Arrowhead Pharmaceuticals, Inc. (A)	45,503	3,768,558
Atara Biotherapeutics, Inc. (A)	14,214	221,028
Athenex, Inc. (A)	15,592	72,035
Athersys, Inc. (A)(C)	40,645	58,529
Atossa Therapeutics, Inc. (A)	20,132	127,234
Avid Bioservices, Inc. (A)	10,318	264,657
Avidity Biosciences, Inc. (A)	5,310	131,210
Avita Medical, Inc. (A)	4,372	89,713
Avrobio, Inc. (A)	6,838	60,790
Beam Therapeutics, Inc. (A)	7,940	1,021,957
Beyondspring, Inc. (A)(C)	4,926	51,427
BioAtla, Inc. (A)(C)	2,152	91,202
BioCryst Pharmaceuticals, Inc. (A)	30,127	476,308
Biogen, Inc. (A)	20,455	7,082,953
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,121	885,467
Bioxcel Therapeutics, Inc. (A)	2,726	79,218
Black Diamond Therapeutics, Inc. (A)	4,280	52,173
Bluebird Bio, Inc. (A)	11,501	367,802
Blueprint Medicines Corp. (A)	9,882	869,221
Bridgebio Pharma, Inc. (A)	18,147	1,106,241
Brooklyn ImmunoTherapeutics, Inc. (A)	4,234	76,254
C4 Therapeutics, Inc. (A)(C)	5,897	223,142
Cardiff Oncology, Inc. (A)	6,792	45,167

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CareDx, Inc. (A)	8,464	$774,625
Catalyst Pharmaceuticals, Inc. (A)	17,356	99,797
Celldex Therapeutics, Inc. (A)	6,688	223,647
CEL-SCI Corp. (A)(C)	6,071	52,696
Cerevel Therapeutics Holdings, Inc. (A)	6,285	161,022
ChemoCentryx, Inc. (A)	9,433	126,308
Chimerix, Inc. (A)	12,872	102,976
Chinook Therapeutics, Inc. (A)	5,652	79,806
Clene, Inc. (A)	4,162	46,781
Clovis Oncology, Inc. (A)(C)	17,159	99,522
Codiak Biosciences, Inc. (A)	2,881	53,385
Cogent Biosciences, Inc. (A)	6,947	56,340
Coherus Biosciences, Inc. (A)	11,042	152,711
Constellation Pharmaceuticals, Inc. (A)	6,272	211,994
Cortexyme, Inc. (A)(C)	3,428	181,684
Crinetics Pharmaceuticals, Inc. (A)	6,612	124,636
CSL, Ltd.	74,008	15,827,975
Cue Biopharma, Inc. (A)	5,619	65,461
Cullinan Oncology, Inc. (A)	2,386	61,440
Curis, Inc. (A)	14,865	119,961
Cytokinetics, Inc. (A)	11,660	230,751
CytomX Therapeutics, Inc. (A)	12,083	76,485
Deciphera Pharmaceuticals, Inc. (A)	6,744	246,898
Denali Therapeutics, Inc. (A)	15,362	1,204,995
DermTech, Inc. (A)(C)	4,034	167,693
Design Therapeutics, Inc. (A)	2,466	49,049
Dicerna Pharmaceuticals, Inc. (A)	11,707	436,905
Dynavax Technologies Corp. (A)	18,594	183,151
Dyne Therapeutics, Inc. (A)	5,301	111,533
Eagle Pharmaceuticals, Inc. (A)	2,167	92,748
Editas Medicine, Inc. (A)	11,566	655,098
Eiger BioPharmaceuticals, Inc. (A)	6,586	56,113
Emergent BioSolutions, Inc. (A)	20,684	1,302,885
Enanta Pharmaceuticals, Inc. (A)	3,361	147,918
Epizyme, Inc. (A)	15,781	131,140
Esperion Therapeutics, Inc. (A)(C)	4,687	99,130
Evelo Biosciences, Inc. (A)(C)	5,436	74,691
Exelixis, Inc. (A)	85,594	1,559,523
Fate Therapeutics, Inc. (A)	13,531	1,174,355
FibroGen, Inc. (A)	14,626	389,490
Flexion Therapeutics, Inc. (A)	8,963	73,765
Forma Therapeutics Holdings, Inc. (A)	5,629	140,106
Forte Biosciences, Inc. (A)	2,067	69,493
Fortress Biotech, Inc. (A)	14,091	50,305
Frequency Therapeutics, Inc. (A)	5,894	58,704
G1 Therapeutics, Inc. (A)	6,772	148,578
Generation Bio Company (A)	7,520	202,288
Genmab A/S (A)	10,661	4,368,265
Geron Corp. (A)(C)	57,733	81,404
Gilead Sciences, Inc.	170,396	11,733,469
Global Blood Therapeutics, Inc. (A)	10,174	356,293
Gossamer Bio, Inc. (A)	11,394	92,519
Grifols SA	48,517	1,315,629
Gritstone bio, Inc. (A)(C)	7,180	65,553
GT Biopharma, Inc. (A)	4,293	66,542
Halozyme Therapeutics, Inc. (A)	60,350	2,740,494
Harpoon Therapeutics, Inc. (A)	3,565	49,447
Heron Therapeutics, Inc. (A)	15,949	247,528
Homology Medicines, Inc. (A)	8,371	60,857
Humanigen, Inc. (A)	7,716	134,104
iBio, Inc. (A)	40,821	61,640
Ideaya Biosciences, Inc. (A)	4,960	104,110
IGM Biosciences, Inc. (A)	1,428	118,810
ImmunityBio, Inc. (A)	11,400	162,792
ImmunoGen, Inc. (A)	33,666	221,859
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunovant, Inc. (A)	6,676	$70,565
Incyte Corp. (A)	25,397	2,136,650
Infinity Pharmaceuticals, Inc. (A)	16,774	50,154
Inhibrx, Inc. (A)	4,952	136,279
Inovio Pharmaceuticals, Inc. (A)(C)	35,049	324,904
Insmed, Inc. (A)	17,497	497,965
Instil Bio, Inc. (A)	3,117	60,220
Intellia Therapeutics, Inc. (A)	10,779	1,745,228
Intercept Pharmaceuticals, Inc. (A)	4,905	97,953
Invitae Corp. (A)	33,747	1,138,286
Ironwood Pharmaceuticals, Inc. (A)	24,527	315,662
iTeos Therapeutics, Inc. (A)	3,606	92,494
IVERIC bio, Inc. (A)	16,090	101,528
Kadmon Holdings, Inc. (A)	30,891	119,548
KalVista Pharmaceuticals, Inc. (A)	3,539	84,794
Karuna Therapeutics, Inc. (A)	3,779	430,768
Karyopharm Therapeutics, Inc. (A)	12,497	128,969
Keros Therapeutics, Inc. (A)	2,732	116,028
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,451	75,932
Kinnate Biopharma, Inc. (A)	2,565	59,713
Kodiak Sciences, Inc. (A)	5,674	527,682
Kronos Bio, Inc. (A)(C)	6,715	160,824
Krystal Biotech, Inc. (A)	3,093	210,324
Kura Oncology, Inc. (A)	10,890	227,057
Kymera Therapeutics, Inc. (A)	4,957	240,415
Lexicon Pharmaceuticals, Inc. (A)	12,161	55,819
Ligand Pharmaceuticals, Inc. (A)	7,087	929,744
Lineage Cell Therapeutics, Inc. (A)(C)	23,474	66,901
MacroGenics, Inc. (A)	10,014	268,976
Madrigal Pharmaceuticals, Inc. (A)	1,950	189,950
Magenta Therapeutics, Inc. (A)	5,853	57,242
MannKind Corp. (A)	42,062	229,238
MEI Pharma, Inc. (A)	20,740	59,109
MeiraGTx Holdings PLC (A)	5,754	89,187
Mersana Therapeutics, Inc. (A)	12,017	163,191
MiMedx Group, Inc. (A)	19,114	239,116
Molecular Templates, Inc. (A)	6,983	54,607
Morphic Holding, Inc. (A)	3,531	202,644
Mustang Bio, Inc. (A)	14,830	49,236
Myriad Genetics, Inc. (A)	12,981	396,959
Neoleukin Therapeutics, Inc. (A)	6,640	61,287
Neurocrine Biosciences, Inc. (A)	25,823	2,513,094
Nkarta, Inc. (A)(C)	2,521	79,890
Nurix Therapeutics, Inc. (A)	5,420	143,793
Ocugen, Inc. (A)	31,215	250,656
Olema Pharmaceuticals, Inc. (A)	2,297	64,270
Oncocyte Corp. (A)	12,776	73,334
Oncorus, Inc. (A)	3,876	53,489
OPKO Health, Inc. (A)(C)	66,251	268,317
Organogenesis Holdings, Inc. (A)	6,568	109,160
ORIC Pharmaceuticals, Inc. (A)	5,294	93,651
Passage Bio, Inc. (A)	6,578	87,093
PDL BioPharma, Inc. (A)(D)	23,030	38,921
PeptiDream, Inc. (A)	15,600	762,384
Pfenex, Inc. (A)(D)	6,194	6,790
PMV Pharmaceuticals, Inc. (A)	4,574	156,248
Poseida Therapeutics, Inc. (A)(C)	5,455	54,659
Praxis Precision Medicines, Inc. (A)	4,334	79,226
Precigen, Inc. (A)(C)	16,452	107,267
Precision BioSciences, Inc. (A)	8,333	104,329
Prelude Therapeutics, Inc. (A)(C)	1,961	56,143
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	646
Protagonist Therapeutics, Inc. (A)	7,017	314,923
Prothena Corp. PLC (A)	5,817	299,052
PTC Therapeutics, Inc. (A)	11,776	497,772

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc. (A)	6,418	$58,917
Radius Health, Inc. (A)	8,127	148,236
RAPT Therapeutics, Inc. (A)	3,190	101,410
Recursion Pharmaceuticals, Inc., Class A (A)	3,626	132,349
Regeneron Pharmaceuticals, Inc. (A)	14,224	7,944,673
REGENXBIO, Inc. (A)	6,765	262,820
Relay Therapeutics, Inc. (A)	9,959	364,400
Replimune Group, Inc. (A)	4,617	177,385
REVOLUTION Medicines, Inc. (A)	10,125	321,368
Rhythm Pharmaceuticals, Inc. (A)	7,755	151,843
Rigel Pharmaceuticals, Inc. (A)	30,861	133,937
Rocket Pharmaceuticals, Inc. (A)	6,800	301,172
Rubius Therapeutics, Inc. (A)	7,698	187,908
Sana Biotechnology, Inc. (A)	4,680	92,009
Sangamo Therapeutics, Inc. (A)	20,153	241,231
Scholar Rock Holding Corp. (A)	4,812	139,067
Selecta Biosciences, Inc. (A)	16,060	67,131
Seres Therapeutics, Inc. (A)	11,843	282,456
Sesen Bio, Inc. (A)	29,790	137,630
Shattuck Labs, Inc. (A)	4,619	133,905
Silverback Therapeutics, Inc. (A)(C)	2,335	72,128
Sorrento Therapeutics, Inc. (A)(C)	46,072	446,438
Spectrum Pharmaceuticals, Inc. (A)	27,746	104,048
Spero Therapeutics, Inc. (A)	4,771	66,603
SpringWorks Therapeutics, Inc. (A)	4,970	409,578
SQZ Biotechnologies Company (A)	4,312	62,308
Stemline Therapeutics, Inc. (A)(D)	8,040	2,653
Stoke Therapeutics, Inc. (A)	3,342	112,492
Sutro Biopharma, Inc. (A)	7,549	140,336
Syndax Pharmaceuticals, Inc. (A)	7,763	133,291
Syros Pharmaceuticals, Inc. (A)	10,817	58,953
Taysha Gene Therapies, Inc. (A)(C)	3,962	83,994
TCR2 Therapeutics, Inc. (A)	5,533	90,797
TG Therapeutics, Inc. (A)	21,639	839,377
Tonix Pharmaceuticals Holding Corp. (A)	59,879	66,466
Translate Bio, Inc. (A)	11,319	311,725
Travere Therapeutics, Inc. (A)	10,120	147,651
Trevena, Inc. (A)	31,503	53,240
Trillium Therapeutics, Inc. (A)	16,760	162,572
Turning Point Therapeutics, Inc. (A)	7,792	607,932
Twist Bioscience Corp. (A)	7,969	1,061,869
United Therapeutics Corp. (A)	12,235	2,195,081
UroGen Pharma, Ltd. (A)(C)	3,842	58,667
Vanda Pharmaceuticals, Inc. (A)	9,486	204,044
Vaxart, Inc. (A)(C)	20,365	152,534
Vaxcyte, Inc. (A)	6,968	156,850
VBI Vaccines, Inc. (A)(C)	32,622	109,284
Veracyte, Inc. (A)	11,451	457,811
Verastem, Inc. (A)	30,034	122,238
Vericel Corp. (A)	7,880	413,700
Vertex Pharmaceuticals, Inc. (A)	35,170	7,091,327
Viking Therapeutics, Inc. (A)	12,580	75,354
Vir Biotechnology, Inc. (A)	10,159	480,318
Viracta Therapeutics, Inc. (A)	6,517	73,903
VistaGen Therapeutics, Inc. (A)	34,459	108,546
Xencor, Inc. (A)	9,677	333,760
Y-mAbs Therapeutics, Inc. (A)	6,029	203,780
Zentalis Pharmaceuticals, Inc. (A)	5,643	300,208
ZIOPHARM Oncology, Inc. (A)(C)	37,130	98,023
		175,801,788
Health care equipment and supplies – 3.0%
Abbott Laboratories	241,403	27,985,850
ABIOMED, Inc. (A)	6,154	1,920,725
Accelerate Diagnostics, Inc. (A)(C)	6,176	49,779
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Accuray, Inc. (A)	17,383	$78,571
Acutus Medical, Inc. (A)	3,020	51,280
Alcon, Inc.	81,276	5,700,496
Align Technology, Inc. (A)	9,784	5,978,024
Alphatec Holdings, Inc. (A)	11,772	180,347
Ambu A/S, Class B	27,242	1,048,217
AngioDynamics, Inc. (A)	6,355	172,411
Apyx Medical Corp. (A)	6,031	62,180
Asahi Intecc Company, Ltd.	33,900	810,499
Asensus Surgical, Inc. (A)	40,120	127,180
Aspira Women's Health, Inc. (A)(C)	12,943	72,740
AtriCure, Inc. (A)	7,549	598,862
Atrion Corp.	240	149,023
Avanos Medical, Inc. (A)	8,059	293,106
Axogen, Inc. (A)	6,635	143,382
Axonics, Inc. (A)	7,033	445,963
Baxter International, Inc.	68,319	5,499,680
Becton, Dickinson and Company	39,511	9,608,680
BioLife Solutions, Inc. (A)	4,254	189,346
BioMerieux	6,738	782,894
Boston Scientific Corp. (A)	193,049	8,254,775
Butterfly Network, Inc. (A)(C)	5,476	79,292
Cardiovascular Systems, Inc. (A)	6,704	285,926
Carl Zeiss Meditec AG, Bearer Shares	6,546	1,265,375
Cerus Corp. (A)	29,213	172,649
ClearPoint Neuro, Inc. (A)	3,451	65,880
Cochlear, Ltd.	10,693	2,017,417
Coloplast A/S, B Shares	19,323	3,172,512
CONMED Corp.	4,838	664,886
CryoLife, Inc. (A)	6,376	181,078
CryoPort, Inc. (A)	6,875	433,813
Cutera, Inc. (A)	3,054	149,738
CytoSorbents Corp. (A)	8,091	61,087
Danaher Corp.	86,248	23,145,513
DarioHealth Corp. (A)	2,554	54,553
Demant A/S (A)	17,617	992,796
Dentsply Sirona, Inc.	29,661	1,876,355
DexCom, Inc. (A)	13,139	5,610,353
DiaSorin SpA	4,095	774,838
Eargo, Inc. (A)	3,337	133,180
Edwards Lifesciences Corp. (A)	84,457	8,747,211
Envista Holdings Corp. (A)	43,912	1,897,438
Fisher & Paykel Healthcare Corp., Ltd.	93,745	2,039,367
Glaukos Corp. (A)	7,571	642,248
Globus Medical, Inc., Class A (A)	21,195	1,643,248
GN Store Nord A/S	20,826	1,821,231
Haemonetics Corp. (A)	22,396	1,492,469
Heska Corp. (A)	1,610	369,865
Hill-Rom Holdings, Inc.	18,154	2,062,113
Hologic, Inc. (A)	34,812	2,322,657
Hoya Corp.	60,607	8,016,509
ICU Medical, Inc. (A)	5,390	1,109,262
IDEXX Laboratories, Inc. (A)	11,586	7,317,138
Inari Medical, Inc. (A)	5,743	535,707
Inogen, Inc. (A)	3,283	213,953
Integer Holdings Corp. (A)	5,488	516,970
Integra LifeSciences Holdings Corp. (A)	19,398	1,323,720
Intersect ENT, Inc. (A)	6,040	103,224
Intuitive Surgical, Inc. (A)	16,088	14,795,168
Invacare Corp. (A)	6,393	51,592
iRhythm Technologies, Inc. (A)	5,001	331,816
Koninklijke Philips NV	148,182	7,354,889
Lantheus Holdings, Inc. (A)	11,378	314,488
LeMaitre Vascular, Inc.	3,079	187,881
LivaNova PLC (A)	21,601	1,816,860

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Masimo Corp. (A)	13,820	$3,350,659
Medtronic PLC	182,790	22,689,723
Meridian Bioscience, Inc. (A)	7,325	162,469
Merit Medical Systems, Inc. (A)	8,638	558,533
Mesa Laboratories, Inc.	812	220,190
Misonix, Inc. (A)	2,463	54,629
Natus Medical, Inc. (A)	5,626	146,163
Neogen Corp. (A)	47,292	2,177,324
Neuronetics, Inc. (A)	4,497	72,042
Nevro Corp. (A)	5,806	962,577
NuVasive, Inc. (A)	22,757	1,542,469
Olympus Corp.	189,508	3,769,489
OraSure Technologies, Inc. (A)	12,191	123,617
Ortho Clinical Diagnostics Holdings PLC (A)	14,844	317,810
Orthofix Medical, Inc. (A)	3,323	133,286
OrthoPediatrics Corp. (A)	2,373	149,926
Outset Medical, Inc. (A)	7,739	386,795
PAVmed, Inc. (A)(C)	12,755	81,632
Penumbra, Inc. (A)	9,267	2,539,714
Pulmonx Corp. (A)	4,344	191,657
Quidel Corp. (A)	10,576	1,354,997
Quotient, Ltd. (A)	14,426	52,511
ResMed, Inc.	19,770	4,873,700
SeaSpine Holdings Corp. (A)	5,590	114,651
Senseonics Holdings, Inc. (A)(C)	70,286	269,898
Shockwave Medical, Inc. (A)	5,687	1,078,995
SI-BONE, Inc. (A)	5,535	174,186
Siemens Healthineers AG (B)	43,712	2,680,123
Sientra, Inc. (A)	10,432	83,039
Silk Road Medical, Inc. (A)	5,784	276,822
Smith & Nephew PLC	142,664	3,093,986
Sonova Holding AG	8,963	3,375,956
STAAR Surgical Company (A)	20,730	3,161,325
Stereotaxis, Inc. (A)	8,970	86,471
STERIS PLC	13,266	2,736,776
Straumann Holding AG	1,682	2,682,864
Stryker Corp.	44,532	11,566,296
Surmodics, Inc. (A)	2,403	130,363
Sysmex Corp.	27,279	3,236,237
Tactile Systems Technology, Inc. (A)	3,268	169,936
Teleflex, Inc.	6,349	2,550,965
Terumo Corp.	105,034	4,254,137
The Cooper Companies, Inc.	6,691	2,651,443
TransMedics Group, Inc. (A)	4,465	148,149
Treace Medical Concepts, Inc. (A)	1,889	59,050
Utah Medical Products, Inc.	820	69,733
Vapotherm, Inc. (A)	3,970	93,851
Varex Imaging Corp. (A)	6,530	175,135
ViewRay, Inc. (A)	23,552	155,443
West Pharmaceutical Services, Inc.	10,030	3,601,773
Zimmer Biomet Holdings, Inc.	28,325	4,555,227
Zynex, Inc. (A)(C)	3,793	58,905
		277,571,922
Health care providers and services – 1.9%
1Life Healthcare, Inc. (A)	19,690	650,951
Acadia Healthcare Company, Inc. (A)	24,510	1,538,003
Accolade, Inc. (A)	8,514	462,395
AdaptHealth Corp. (A)	13,344	365,759
Addus HomeCare Corp. (A)	2,636	229,965
Agiliti, Inc. (A)	3,869	84,615
Alignment Healthcare, Inc. (A)	4,523	105,703
Amedisys, Inc. (A)	8,896	2,178,897
AmerisourceBergen Corp.	20,093	2,300,448
AMN Healthcare Services, Inc. (A)	7,902	766,336
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Amplifon SpA	20,252	$1,001,334
Anthem, Inc.	33,265	12,700,577
Apollo Medical Holdings, Inc. (A)	6,134	385,277
Aveanna Healthcare Holdings, Inc. (A)	6,589	81,506
Brookdale Senior Living, Inc. (A)	31,441	248,384
Cardinal Health, Inc.	39,420	2,250,488
Castle Biosciences, Inc. (A)	3,630	266,188
Centene Corp. (A)	79,172	5,774,014
Chemed Corp.	4,356	2,066,922
Cigna Corp.	46,621	11,052,440
Community Health Systems, Inc. (A)	20,935	323,236
CorVel Corp. (A)	1,476	198,227
Covetrus, Inc. (A)	17,505	472,635
Cross Country Healthcare, Inc. (A)	6,677	110,237
CVS Health Corp.	178,872	14,925,080
DaVita, Inc. (A)	9,523	1,146,855
Encompass Health Corp.	27,187	2,121,402
Fresenius Medical Care AG & Company KGaA	33,346	2,770,926
Fresenius SE & Company KGaA	68,013	3,549,590
Fulgent Genetics, Inc. (A)(C)	3,436	316,902
Hanger, Inc. (A)	6,394	161,640
HCA Healthcare, Inc.	35,706	7,381,858
HealthEquity, Inc. (A)	36,532	2,940,095
Henry Schein, Inc. (A)	19,115	1,418,142
Humana, Inc.	17,528	7,759,996
InfuSystem Holdings, Inc. (A)	3,463	71,996
Innovage Holding Corp. (A)	3,204	68,277
Laboratory Corp. of America Holdings (A)	13,266	3,659,426
LHC Group, Inc. (A)	13,775	2,758,582
Magellan Health, Inc. (A)	3,952	372,278
McKesson Corp.	21,491	4,109,939
Medipal Holdings Corp.	29,841	570,516
MEDNAX, Inc. (A)	12,850	387,428
ModivCare, Inc. (A)	2,109	358,678
Molina Healthcare, Inc. (A)	15,951	4,036,560
National HealthCare Corp.	2,110	147,489
National Research Corp.	2,432	111,629
NMC Health PLC (A)	19,536	7,361
Ontrak, Inc. (A)	1,600	51,968
Option Care Health, Inc. (A)	18,778	410,675
Orpea SA	8,410	1,070,704
Owens & Minor, Inc.	12,230	517,696
Patterson Companies, Inc.	38,199	1,160,868
PetIQ, Inc. (A)	4,493	173,430
Privia Health Group, Inc. (A)	3,348	148,551
Progyny, Inc. (A)	20,827	1,228,793
Quest Diagnostics, Inc.	17,749	2,342,336
R1 RCM, Inc. (A)	60,038	1,335,245
RadNet, Inc. (A)	7,638	257,324
Ramsay Health Care, Ltd.	29,782	1,405,137
Ryman Healthcare, Ltd.	69,125	634,335
Select Medical Holdings Corp.	18,589	785,571
SOC Telemed, Inc. (A)	7,790	44,325
Sonic Healthcare, Ltd.	73,834	2,127,560
Surgery Partners, Inc. (A)	5,377	358,216
Tenet Healthcare Corp. (A)	47,030	3,150,540
The Ensign Group, Inc.	8,851	767,116
The Joint Corp. (A)	2,345	196,792
The Pennant Group, Inc. (A)	4,441	181,637
Tivity Health, Inc. (A)	7,585	199,561
Triple-S Management Corp. (A)	4,051	90,216
UnitedHealth Group, Inc.	128,214	51,342,014
Universal Health Services, Inc., Class B	10,593	1,551,133
US Physical Therapy, Inc.	2,181	252,712

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Viemed Healthcare, Inc. (A)	7,148	$51,108
		178,602,745
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	23,736	439,353
American Well Corp., Class A (A)	32,862	413,404
Castlight Health, Inc., B Shares (A)	23,281	61,229
Cerner Corp.	40,938	3,199,714
Computer Programs & Systems, Inc.	2,671	88,757
Evolent Health, Inc., Class A (A)	13,323	281,382
Health Catalyst, Inc. (A)	7,542	418,656
HealthStream, Inc. (A)	4,414	123,327
ICAD, Inc. (A)	4,060	70,279
Inovalon Holdings, Inc., Class A (A)	12,723	433,600
Inspire Medical Systems, Inc. (A)	4,533	876,048
M3, Inc.	71,786	5,230,207
Multiplan Corp. (A)	67,322	640,905
NextGen Healthcare, Inc. (A)	9,732	161,454
Omnicell, Inc. (A)	7,227	1,094,529
OptimizeRx Corp. (A)	2,902	179,634
Phreesia, Inc. (A)	6,493	398,021
Schrodinger, Inc. (A)	7,672	580,080
Simulations Plus, Inc.	2,633	144,578
Tabula Rasa HealthCare, Inc. (A)(C)	3,865	193,250
Vocera Communications, Inc. (A)	5,742	228,819
		15,257,226
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	41,227	6,093,763
Berkeley Lights, Inc. (A)	8,101	363,006
Bionano Genomics, Inc. (A)(C)	47,628	349,113
Bio-Rad Laboratories, Inc., Class A (A)	2,928	1,886,481
Bio-Techne Corp.	10,622	4,782,662
Charles River Laboratories International, Inc. (A)	6,827	2,525,444
ChromaDex Corp. (A)(C)	8,440	83,218
Codexis, Inc. (A)	10,369	234,962
Eurofins Scientific SE	21,717	2,483,962
Fluidigm Corp. (A)(C)	13,044	80,351
Harvard Bioscience, Inc. (A)	7,892	65,740
Illumina, Inc. (A)	19,836	9,386,594
Inotiv, Inc. (A)	2,394	63,872
IQVIA Holdings, Inc. (A)	26,040	6,310,013
Lonza Group AG	12,112	8,586,881
Luminex Corp.	7,676	282,477
Medpace Holdings, Inc. (A)	12,442	2,197,630
Mettler-Toledo International, Inc. (A)	3,161	4,379,060
NanoString Technologies, Inc. (A)	7,672	497,069
NeoGenomics, Inc. (A)	19,134	864,283
Pacific Biosciences of California, Inc. (A)	32,768	1,145,897
PerkinElmer, Inc.	15,229	2,351,510
Personalis, Inc. (A)	6,123	154,912
QIAGEN NV (A)	37,544	1,814,820
Quanterix Corp. (A)	5,261	308,610
Repligen Corp. (A)	13,946	2,783,901
Sartorius Stedim Biotech	4,498	2,128,860
Seer, Inc. (A)	2,653	86,965
Syneos Health, Inc. (A)	27,657	2,475,025
Thermo Fisher Scientific, Inc.	53,398	26,937,689
Waters Corp. (A)	8,383	2,897,249
		94,602,019
Pharmaceuticals – 4.4%
9 Meters Biopharma, Inc. (A)	39,600	43,560
Aclaris Therapeutics, Inc. (A)	7,391	129,786
Aerie Pharmaceuticals, Inc. (A)	7,475	119,675
Amneal Pharmaceuticals, Inc. (A)	17,329	88,724
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc. (A)	6,488	$130,798
Ampio Pharmaceuticals, Inc. (A)	34,525	57,657
ANI Pharmaceuticals, Inc. (A)	1,892	66,315
Antares Pharma, Inc. (A)	29,493	128,589
Arvinas, Inc. (A)	7,373	567,721
Astellas Pharma, Inc.	302,847	5,277,611
AstraZeneca PLC	213,510	25,651,972
Atea Pharmaceuticals, Inc. (A)(C)	10,993	236,130
Athira Pharma, Inc. (A)	5,938	60,805
Axsome Therapeutics, Inc. (A)	4,717	318,209
Bayer AG	159,791	9,714,524
BioDelivery Sciences International, Inc. (A)	19,068	68,263
Bristol-Myers Squibb Company	303,507	20,280,338
Cara Therapeutics, Inc. (A)	7,796	111,249
Cassava Sciences, Inc. (A)(C)	6,448	550,917
Catalent, Inc. (A)	23,143	2,502,221
Chugai Pharmaceutical Company, Ltd.	109,202	4,328,394
Citius Pharmaceuticals, Inc. (A)	20,595	71,671
Collegium Pharmaceutical, Inc. (A)	6,113	144,511
Corcept Therapeutics, Inc. (A)	16,419	361,218
CorMedix, Inc. (A)	7,042	48,308
Cymabay Therapeutics, Inc. (A)	13,295	57,966
Daiichi Sankyo Company, Ltd.	276,758	5,970,525
Durect Corp. (A)	43,508	70,918
Edgewise Therapeutics, Inc. (A)	2,239	47,758
Eisai Company, Ltd.	38,568	3,790,355
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	108,145	24,821,440
Endo International PLC (A)	39,022	182,623
Evolus, Inc. (A)(C)	5,633	71,257
GlaxoSmithKline PLC	818,294	16,086,910
Harmony Biosciences Holdings, Inc. (A)	3,909	110,351
Hikma Pharmaceuticals PLC	28,118	951,566
Hisamitsu Pharmaceutical Company, Inc.	8,284	409,018
Innoviva, Inc. (A)	10,960	146,974
Intra-Cellular Therapies, Inc. (A)	11,943	487,513
Ipsen SA	6,135	638,391
Jazz Pharmaceuticals PLC (A)	16,414	2,915,783
Johnson & Johnson	357,780	58,940,677
Kala Pharmaceuticals, Inc. (A)	9,066	48,050
KemPharm, Inc. (A)	5,160	66,151
Kyowa Kirin Company, Ltd.	43,959	1,563,424
Marinus Pharmaceuticals, Inc. (A)(C)	6,455	115,803
Merck & Company, Inc.	344,012	26,753,813
Merck KGaA	21,021	4,033,428
Mind Medicine MindMed, Inc. (A)	54,813	189,105
Nektar Therapeutics (A)	49,793	854,448
NGM Biopharmaceuticals, Inc. (A)	5,452	107,513
Nippon Shinyaku Company, Ltd.	8,000	636,461
Novartis AG	361,140	32,945,552
Novo Nordisk A/S, B Shares	280,073	23,444,521
Nuvation Bio, Inc. (A)	6,178	57,517
Ocular Therapeutix, Inc. (A)	13,185	186,963
Omeros Corp. (A)(C)	10,461	155,241
Ono Pharmaceutical Company, Ltd.	60,200	1,342,471
Oramed Pharmaceuticals, Inc. (A)	4,966	66,445
Organon & Company (A)	34,377	1,040,248
Orion OYJ, Class B	17,256	741,912
Otsuka Holdings Company, Ltd. (C)	63,493	2,636,357
Pacira BioSciences, Inc. (A)	7,367	447,030
Paratek Pharmaceuticals, Inc. (A)(C)	8,860	60,425
Perrigo Company PLC	18,144	831,902
Pfizer, Inc.	760,517	29,781,846
Phathom Pharmaceuticals, Inc. (A)	3,543	119,931

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	3,720	$107,434
Pliant Therapeutics, Inc. (A)	4,184	121,838
Prestige Consumer Healthcare, Inc. (A)	8,331	434,045
Provention Bio, Inc. (A)(C)	10,144	85,514
Reata Pharmaceuticals, Inc., Class A (A)	4,634	655,850
Recordati Industria Chimica e Farmaceutica SpA	17,007	972,839
Relmada Therapeutics, Inc. (A)	2,747	87,931
Revance Therapeutics, Inc. (A)	11,987	355,295
Roche Holding AG	114,271	43,061,636
Roche Holding AG, Bearer Shares	5,205	2,116,875
Sanofi	184,294	19,362,403
Santen Pharmaceutical Company, Ltd.	58,600	808,776
Seelos Therapeutics, Inc. (A)	14,044	37,076
Shionogi & Company, Ltd.	43,111	2,246,772
SIGA Technologies, Inc. (A)	9,629	60,470
Sumitomo Dainippon Pharma Company, Ltd.	29,092	610,181
Supernus Pharmaceuticals, Inc. (A)	8,279	254,910
Taisho Pharmaceutical Holdings Company, Ltd.	5,516	295,284
Takeda Pharmaceutical Company, Ltd.	256,398	8,604,857
Tarsus Pharmaceuticals, Inc. (A)	1,604	46,484
Teva Pharmaceutical Industries, Ltd., ADR (A)	178,308	1,765,249
TherapeuticsMD, Inc. (A)(C)	65,548	78,002
Theravance Biopharma, Inc. (A)	9,267	134,557
UCB SA	20,564	2,153,701
Viatris, Inc.	164,211	2,346,575
Vifor Pharma AG	7,929	1,027,344
WaVe Life Sciences, Ltd. (A)	7,124	47,446
Zoetis, Inc.	64,503	12,020,779
Zogenix, Inc. (A)	9,803	169,396
		415,055,267
		1,156,890,967
Industrials – 11.1%
Aerospace and defense – 1.3%
AAR Corp. (A)	5,693	220,604
Aerojet Rocketdyne Holdings, Inc.	12,513	604,253
AeroVironment, Inc. (A)	3,780	378,567
Airbus SE (A)	95,656	12,325,540
Astronics Corp. (A)	4,569	80,003
Axon Enterprise, Inc. (A)	17,667	3,123,526
BAE Systems PLC	523,711	3,784,345
Byrna Technologies, Inc. (A)	2,001	45,463
Curtiss-Wright Corp.	11,181	1,327,856
Dassault Aviation SA	407	479,439
Ducommun, Inc. (A)	1,950	106,392
Elbit Systems, Ltd.	4,314	558,865
General Dynamics Corp.	31,100	5,854,886
Hexcel Corp. (A)	22,881	1,427,774
Howmet Aerospace, Inc. (A)	53,107	1,830,598
Huntington Ingalls Industries, Inc.	5,466	1,151,960
Kaman Corp.	4,713	237,535
Kratos Defense & Security Solutions, Inc. (A)	20,687	589,373
L3Harris Technologies, Inc.	27,850	6,019,778
Lockheed Martin Corp.	33,230	12,572,571
Maxar Technologies, Inc.	12,058	481,355
Mercury Systems, Inc. (A)	15,339	1,016,669
Moog, Inc., Class A	4,813	404,581
MTU Aero Engines AG	8,676	2,151,164
National Presto Industries, Inc.	893	90,773
Northrop Grumman Corp.	20,338	7,391,439
PAE, Inc. (A)	12,268	109,185
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Park Aerospace Corp.	4,235	$63,102
Parsons Corp. (A)	4,365	171,806
Raytheon Technologies Corp.	205,844	17,560,552
Rolls-Royce Holdings PLC (A)	1,360,997	1,863,227
Safran SA	55,592	7,715,220
Singapore Technologies Engineering, Ltd.	253,952	732,759
Teledyne Technologies, Inc. (A)	6,310	2,642,817
Textron, Inc.	30,665	2,108,832
Thales SA	17,352	1,772,974
The Boeing Company (A)	74,686	17,891,778
TransDigm Group, Inc. (A)	7,458	4,827,489
Triumph Group, Inc. (A)	8,694	180,401
Vectrus, Inc. (A)	2,113	100,558
		121,996,009
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	10,019	232,741
Atlas Air Worldwide Holdings, Inc. (A)	4,824	328,563
CH Robinson Worldwide, Inc.	18,068	1,692,430
Deutsche Post AG	161,226	10,980,245
DSV Panalpina A/S	33,668	7,859,390
Echo Global Logistics, Inc. (A)	4,626	142,203
Expeditors International of Washington, Inc.	22,945	2,904,837
FedEx Corp.	33,166	9,894,413
Forward Air Corp.	4,555	408,811
Hub Group, Inc., Class A (A)	5,524	364,474
InPost SA (A)	32,530	654,605
Radiant Logistics, Inc. (A)	8,504	58,933
SG Holdings Company, Ltd.	52,100	1,368,105
United Parcel Service, Inc., Class B	98,272	20,437,628
XPO Logistics, Inc. (A)	27,765	3,884,046
Yamato Holdings Company, Ltd.	47,393	1,346,625
		62,558,049
Airlines – 0.2%
Alaska Air Group, Inc. (A)	16,912	1,019,963
Allegiant Travel Company (A)	2,537	492,178
American Airlines Group, Inc. (A)	87,139	1,848,218
ANA Holdings, Inc. (A)	25,949	609,856
Delta Air Lines, Inc. (A)	86,904	3,759,467
Deutsche Lufthansa AG (A)(C)	48,613	546,683
Frontier Group Holdings, Inc. (A)	5,762	98,184
Hawaiian Holdings, Inc. (A)	8,695	211,897
Japan Airlines Company, Ltd. (A)	23,440	507,552
JetBlue Airways Corp. (A)	86,481	1,451,151
Mesa Air Group, Inc. (A)	6,343	59,180
Qantas Airways, Ltd. (A)	150,317	524,754
Singapore Airlines, Ltd. (A)	217,927	785,873
SkyWest, Inc. (A)	8,370	360,496
Southwest Airlines Company (A)	80,346	4,265,569
Spirit Airlines, Inc. (A)	16,287	495,776
Sun Country Airlines Holdings, Inc. (A)	2,931	108,476
United Airlines Holdings, Inc. (A)	43,962	2,298,773
		19,444,046
Building products – 0.8%
A.O. Smith Corp.	18,269	1,316,464
AAON, Inc.	7,061	441,948
AGC, Inc. (C)	31,476	1,318,543
Allegion PLC	12,225	1,702,943
American Woodmark Corp. (A)	2,854	233,143
Apogee Enterprises, Inc.	4,332	176,442
Assa Abloy AB, B Shares	163,024	4,914,833
Builders FirstSource, Inc. (A)	56,574	2,413,447
Caesarstone, Ltd.	4,542	67,040
Carrier Global Corp.	110,980	5,393,628

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Cie de Saint-Gobain	82,309	$5,432,052
Cornerstone Building Brands, Inc. (A)	9,333	169,674
CSW Industrials, Inc.	2,290	271,273
Daikin Industries, Ltd.	40,497	7,546,603
Fortune Brands Home & Security, Inc.	18,807	1,873,365
Geberit AG	6,025	4,525,805
Gibraltar Industries, Inc. (A)	5,524	421,536
Griffon Corp.	7,819	200,401
Insteel Industries, Inc.	3,412	109,696
JELD-WEN Holding, Inc. (A)	14,266	374,625
Johnson Controls International PLC	97,375	6,682,846
Kingspan Group PLC	25,109	2,373,132
Lennox International, Inc.	9,389	3,293,661
Lixil Corp.	43,350	1,121,783
Masco Corp.	34,480	2,031,217
Masonite International Corp. (A)	4,124	461,022
Nibe Industrier AB, B Shares	231,866	2,443,263
Owens Corning	28,531	2,793,185
PGT Innovations, Inc. (A)	9,961	231,394
Quanex Building Products Corp.	5,918	147,003
Resideo Technologies, Inc. (A)	24,354	730,620
Rockwool International A/S, B Shares	1,398	680,857
Simpson Manufacturing Company, Inc.	19,105	2,109,956
TOTO, Ltd.	23,000	1,191,706
Trane Technologies PLC	32,491	5,982,893
Trex Company, Inc. (A)	31,508	3,220,433
UFP Industries, Inc.	10,063	748,083
View, Inc. (A)	14,688	124,554
Xinyi Glass Holdings, Ltd.	296,000	1,206,037
		76,477,106
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,339	502,885
ACCO Brands Corp.	16,689	144,026
Brady Corp., Class A	7,949	445,462
Brambles, Ltd.	239,127	2,052,176
BrightView Holdings, Inc. (A)	7,106	114,549
Casella Waste Systems, Inc., Class A (A)	8,261	523,995
Cimpress PLC (A)	2,953	320,135
Cintas Corp.	11,989	4,579,798
Clean Harbors, Inc. (A)	13,711	1,277,043
Copart, Inc. (A)	28,285	3,728,812
CoreCivic, Inc. (A)	20,162	211,096
Covanta Holding Corp.	20,209	355,880
Dai Nippon Printing Company, Ltd.	36,873	780,286
Deluxe Corp.	7,136	340,887
Ennis, Inc.	4,656	100,197
Harsco Corp. (A)	13,384	273,301
Healthcare Services Group, Inc.	33,173	1,047,272
Heritage-Crystal Clean, Inc. (A)	3,123	92,691
Herman Miller, Inc.	25,932	1,222,434
HNI Corp.	7,249	318,739
IAA, Inc. (A)	36,805	2,007,345
Interface, Inc.	10,039	153,597
KAR Auction Services, Inc. (A)	54,922	963,881
Kimball International, Inc., Class B	6,955	91,458
Knoll, Inc.	7,926	205,997
Matthews International Corp., Class A	5,265	189,329
Montrose Environmental Group, Inc. (A)	3,868	207,557
MSA Safety, Inc.	9,949	1,647,355
Pitney Bowes, Inc.	29,808	261,416
Rentokil Initial PLC	301,609	2,065,775
Republic Services, Inc.	28,607	3,147,056
Rollins, Inc.	30,088	1,029,010
RR Donnelley & Sons Company (A)	12,449	78,180
Secom Company, Ltd.	34,155	2,603,312
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Securitas AB, B Shares	50,929	$804,521
Sohgo Security Services Company, Ltd.	11,600	528,504
SP Plus Corp. (A)	4,159	127,224
Steelcase, Inc., Class A	14,698	222,087
Stericycle, Inc. (A)	25,062	1,793,186
Tetra Tech, Inc.	23,822	2,907,237
The Brink's Company	21,810	1,675,880
TOPPAN, Inc.	42,662	686,083
UniFirst Corp.	2,500	586,600
US Ecology, Inc. (A)	5,514	206,885
Viad Corp. (A)	3,536	176,270
VSE Corp.	1,973	97,683
Waste Management, Inc.	52,763	7,392,624
		50,287,716
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	37,897	1,015,959
AECOM (A)	39,984	2,531,787
Ameresco, Inc., Class A (A)	5,186	325,266
API Group Corp. (A)(B)	30,579	638,795
Arcosa, Inc.	8,122	477,086
Argan, Inc.	2,617	125,066
Bouygues SA	37,158	1,376,328
Comfort Systems USA, Inc.	6,016	474,001
Construction Partners, Inc., Class A (A)	4,998	156,937
Dycom Industries, Inc. (A)	13,446	1,002,130
Eiffage SA	13,549	1,380,055
EMCOR Group, Inc.	23,925	2,947,321
Ferrovial SA	78,131	2,296,145
Fluor Corp. (A)	58,319	1,032,246
Granite Construction, Inc.	7,667	318,411
Great Lakes Dredge & Dock Corp. (A)	11,286	164,888
IES Holdings, Inc. (A)	1,602	82,279
Infrastructure and Energy Alternatives, Inc. (A)	4,185	53,819
Kajima Corp.	73,085	927,435
MasTec, Inc. (A)	15,425	1,636,593
Matrix Service Company (A)	5,636	59,178
MYR Group, Inc. (A)	2,803	254,849
NV5 Global, Inc. (A)	2,196	207,544
Obayashi Corp.	105,615	842,043
Primoris Services Corp.	9,036	265,929
Quanta Services, Inc.	18,932	1,714,671
Shimizu Corp.	89,729	689,566
Skanska AB, B Shares	55,332	1,469,017
Sterling Construction Company, Inc. (A)	5,105	123,184
Taisei Corp.	31,073	1,019,828
Tutor Perini Corp. (A)	7,057	97,739
Valmont Industries, Inc.	5,804	1,370,034
Vinci SA	86,590	9,256,283
WillScot Mobile Mini Holdings Corp. (A)	29,788	830,192
		37,162,604
Electrical equipment – 1.1%
ABB, Ltd.	282,118	9,584,860
Acuity Brands, Inc.	9,752	1,823,917
Allied Motion Technologies, Inc.	2,442	84,322
American Superconductor Corp. (A)	4,997	86,898
AMETEK, Inc.	31,373	4,188,296
Array Technologies, Inc. (A)	21,626	337,366
Atkore, Inc. (A)	7,918	562,178
AZZ, Inc.	4,110	212,816
Babcock & Wilcox Enterprises, Inc. (A)	9,717	76,570
Beam Global (A)	1,603	61,411
Bloom Energy Corp., Class A (A)	23,490	631,176
Eaton Corp. PLC	54,141	8,022,613

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Emerson Electric Company	81,477	$7,841,346
Encore Wire Corp.	3,447	261,248
EnerSys	18,845	1,841,722
Eos Energy Enterprises, Inc. (A)(C)	3,220	57,831
FuelCell Energy, Inc. (A)	54,855	488,210
Fuji Electric Company, Ltd.	20,640	963,416
Generac Holdings, Inc. (A)	8,553	3,550,778
GrafTech International, Ltd.	28,711	333,622
Hubbell, Inc.	14,835	2,771,771
Legrand SA	43,500	4,610,272
Mitsubishi Electric Corp.	296,897	4,310,123
Nidec Corp.	72,786	8,369,674
nVent Electric PLC	45,797	1,430,698
Powell Industries, Inc.	1,919	59,393
Prysmian SpA	41,433	1,486,867
Regal Beloit Corp.	11,097	1,481,560
Rockwell Automation, Inc.	15,771	4,510,821
Romeo Power, Inc. (A)	7,364	59,943
Schneider Electric SE	87,622	13,813,130
Siemens Energy AG (A)	65,004	1,958,119
Siemens Gamesa Renewable Energy SA	38,776	1,296,424
Stem, Inc. (A)(C)	10,532	379,257
Sunrun, Inc. (A)	44,002	2,454,432
Thermon Group Holdings, Inc. (A)	6,096	103,876
TPI Composites, Inc. (A)	6,081	294,442
Vestas Wind Systems A/S	164,254	6,417,734
Vicor Corp. (A)	3,561	376,540
		97,195,672
Industrial conglomerates – 1.1%
3M Company	78,756	15,643,304
Carlisle Companies, Inc.	14,255	2,728,122
CK Hutchison Holdings, Ltd.	439,238	3,419,382
DCC PLC	16,031	1,313,174
General Electric Company	1,192,688	16,053,580
Hitachi, Ltd.	157,394	9,019,805
Honeywell International, Inc.	94,364	20,698,743
Investment AB Latour, B Shares	24,081	790,632
Jardine Matheson Holdings, Ltd.	35,100	2,243,574
Keppel Corp., Ltd.	236,845	965,808
Melrose Industries PLC	790,200	1,700,922
Raven Industries, Inc.	6,006	347,447
Roper Technologies, Inc.	14,298	6,722,920
Siemens AG	124,427	19,756,354
Smiths Group PLC	64,468	1,419,832
Toshiba Corp.	66,628	2,878,397
		105,701,996
Machinery – 2.4%
AGCO Corp.	16,876	2,200,293
AgEagle Aerial Systems, Inc. (A)(C)	11,923	62,834
Alamo Group, Inc.	1,663	253,907
Albany International Corp., Class A	5,161	460,671
Alfa Laval AB	51,168	1,808,545
Alstom SA	45,282	2,287,907
Altra Industrial Motion Corp.	10,987	714,375
Astec Industries, Inc.	3,848	242,193
Atlas Copco AB, A Shares	109,222	6,707,145
Atlas Copco AB, B Shares	63,469	3,342,685
Barnes Group, Inc.	7,940	406,925
Blue Bird Corp. (A)	2,925	72,716
Caterpillar, Inc.	74,424	16,196,895
Chart Industries, Inc. (A)	6,148	899,575
CIRCOR International, Inc. (A)	3,268	106,537
CNH Industrial NV	166,440	2,760,852
Colfax Corp. (A)	32,220	1,475,998
Columbus McKinnon Corp.	4,696	226,535
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (A)	6,184	$65,736
Crane Company	13,560	1,252,537
Cummins, Inc.	19,864	4,843,042
Daifuku Company, Ltd.	16,500	1,497,013
Deere & Company	42,381	14,948,203
Desktop Metal, Inc., Class A (A)	14,189	163,174
Donaldson Company, Inc.	34,448	2,188,481
Douglas Dynamics, Inc.	3,976	161,783
Dover Corp.	19,554	2,944,832
Energy Recovery, Inc. (A)	7,348	167,387
Enerpac Tool Group Corp.	9,958	265,082
EnPro Industries, Inc.	3,478	337,888
Epiroc AB, A Shares	107,187	2,439,967
Epiroc AB, B Shares	63,431	1,245,316
ESCO Technologies, Inc.	4,277	401,225
Evoqua Water Technologies Corp. (A)	19,549	660,365
FANUC Corp.	31,218	7,486,008
Federal Signal Corp.	10,039	403,869
Flowserve Corp.	35,592	1,435,069
Fortive Corp.	45,993	3,207,552
Franklin Electric Company, Inc.	7,769	626,337
GEA Group AG	24,953	1,011,099
Graco, Inc.	46,277	3,503,169
Harmonic Drive Systems, Inc.	7,000	384,709
Helios Technologies, Inc.	5,520	430,836
Hillenbrand, Inc.	12,657	557,921
Hino Motors, Ltd.	46,742	413,438
Hitachi Construction Machinery Company, Ltd.	17,452	534,483
Hoshizaki Corp.	8,800	747,584
Hydrofarm Holdings Group, Inc. (A)	1,913	113,077
Hyliion Holdings Corp. (A)(C)	19,987	232,849
Hyster-Yale Materials Handling, Inc.	1,740	126,985
IDEX Corp.	10,316	2,270,036
Illinois Tool Works, Inc.	39,054	8,730,912
Ingersoll Rand, Inc. (A)	50,719	2,475,594
ITT, Inc.	23,516	2,153,830
John Bean Technologies Corp.	5,269	751,465
Kadant, Inc.	1,925	338,973
Kennametal, Inc.	36,913	1,325,915
KION Group AG	11,737	1,253,049
Knorr-Bremse AG	11,799	1,357,552
Komatsu, Ltd.	142,376	3,527,160
Kone OYJ, B Shares	55,283	4,511,878
Kubota Corp. (C)	167,052	3,379,411
Kurita Water Industries, Ltd.	16,027	770,395
Lincoln Electric Holdings, Inc.	16,261	2,141,736
Lindsay Corp.	1,817	300,314
Luxfer Holdings PLC	5,195	115,589
Lydall, Inc. (A)	3,098	187,491
Makita Corp.	36,452	1,716,419
Meritor, Inc. (A)	11,820	276,824
Miller Industries, Inc.	2,110	83,218
MINEBEA MITSUMI, Inc.	59,000	1,558,859
MISUMI Group, Inc.	46,200	1,563,488
Mitsubishi Heavy Industries, Ltd.	52,163	1,539,966
Miura Company, Ltd.	14,300	620,948
Mueller Industries, Inc.	9,381	406,291
Mueller Water Products, Inc., Class A	26,498	382,101
Nabtesco Corp.	18,289	689,990
Navistar International Corp. (A)	8,384	373,088
NGK Insulators, Ltd.	41,961	706,194
Nikola Corp. (A)(C)	33,722	609,019
NN, Inc. (A)	9,185	67,510
Nordson Corp.	14,760	3,239,968

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NSK, Ltd.	62,798	$531,172
Omega Flex, Inc.	534	78,343
Oshkosh Corp.	18,741	2,335,878
Otis Worldwide Corp.	54,806	4,481,487
PACCAR, Inc.	47,166	4,209,566
Parker-Hannifin Corp.	17,534	5,384,867
Park-Ohio Holdings Corp.	1,774	57,016
Pentair PLC	22,580	1,523,924
Proto Labs, Inc. (A)	4,678	429,440
Rational AG	832	753,772
RBC Bearings, Inc. (A)	4,148	827,194
REV Group, Inc.	5,139	80,631
Rexnord Corp.	20,062	1,003,902
Sandvik AB	183,623	4,695,175
Schindler Holding AG	3,274	958,024
Schindler Holding AG, Participation Certificates	6,622	2,026,567
SKF AB, B Shares	62,071	1,582,076
SMC Corp.	9,347	5,529,635
Snap-on, Inc.	7,347	1,641,540
Spirax-Sarco Engineering PLC	11,993	2,258,844
SPX Corp. (A)	7,400	451,992
SPX FLOW, Inc.	7,165	467,445
Standex International Corp.	2,016	191,339
Stanley Black & Decker, Inc.	21,941	4,497,686
Techtronic Industries Company, Ltd.	223,742	3,899,144
Tennant Company	3,082	246,098
Terex Corp.	30,444	1,449,743
The ExOne Company (A)	2,980	64,487
The Gorman-Rupp Company	4,005	137,932
The Greenbrier Companies, Inc.	5,426	236,465
The Manitowoc Company, Inc. (A)	5,892	144,354
The Middleby Corp. (A)	15,195	2,632,686
The Shyft Group, Inc.	5,908	221,018
The Timken Company	18,678	1,505,260
The Toro Company	29,242	3,213,111
THK Company, Ltd.	19,552	583,483
Titan International, Inc. (A)	9,101	77,176
TriMas Corp. (A)	7,453	226,049
Trinity Industries, Inc.	36,604	984,282
Volvo AB, A Shares (C)	32,575	808,506
Volvo AB, B Shares (C)	232,521	5,603,623
Wabash National Corp.	8,657	138,512
Wabtec Corp.	24,137	1,986,475
Wartsila OYJ ABP	76,995	1,143,927
Watts Water Technologies, Inc., Class A	4,581	668,414
Welbilt, Inc. (A)	22,017	509,694
Woodward, Inc.	16,014	1,967,800
Xylem, Inc.	24,461	2,934,342
Yaskawa Electric Corp.	39,010	1,905,065
		223,733,948
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	517	1,438,087
A.P. Moller - Maersk A/S, Series B	997	2,870,273
Costamare, Inc.	8,775	103,633
Eagle Bulk Shipping, Inc. (A)(C)	1,522	72,021
Genco Shipping & Trading, Ltd.	5,521	104,236
Kirby Corp. (A)	16,416	995,466
Kuehne + Nagel International AG	8,783	3,006,063
Matson, Inc.	7,230	462,720
Nippon Yusen KK	26,325	1,335,944
		10,388,443
Professional services – 0.9%
Acacia Research Corp. (A)	9,621	65,038
Adecco Group AG	25,205	1,714,992
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ASGN, Inc. (A)	23,266	$2,255,173
Barrett Business Services, Inc.	1,415	102,743
Bureau Veritas SA (A)	47,808	1,513,768
CACI International, Inc., Class A (A)	6,432	1,640,932
CBIZ, Inc. (A)	8,283	271,434
CRA International, Inc.	1,298	111,109
Equifax, Inc.	16,535	3,960,298
Experian PLC	149,202	5,760,562
Exponent, Inc.	8,699	776,038
Forrester Research, Inc. (A)	2,087	95,585
Franklin Covey Company (A)	2,455	79,419
FTI Consulting, Inc. (A)	9,347	1,276,894
Heidrick & Struggles International, Inc.	3,412	152,005
Huron Consulting Group, Inc. (A)	3,801	186,819
ICF International, Inc.	3,138	275,705
IHS Markit, Ltd.	50,896	5,733,943
Insperity, Inc.	15,954	1,441,763
Intertek Group PLC	26,251	2,009,103
Jacobs Engineering Group, Inc.	17,691	2,360,333
KBR, Inc.	62,298	2,376,669
Kelly Services, Inc., Class A (A)	6,167	147,823
Kforce, Inc.	3,526	221,891
Korn Ferry	9,001	653,023
Leidos Holdings, Inc.	18,061	1,825,967
ManpowerGroup, Inc.	14,892	1,770,808
ManTech International Corp., Class A	4,589	397,132
Nielsen Holdings PLC	48,706	1,201,577
Nihon M&A Center, Inc.	49,200	1,274,298
Persol Holdings Company, Ltd.	28,900	570,673
Randstad NV	19,448	1,490,888
Recruit Holdings Company, Ltd.	220,700	10,822,855
Rekor Systems, Inc. (A)	5,665	57,556
RELX PLC	314,305	8,334,330
Resources Connection, Inc.	6,386	91,703
Robert Half International, Inc.	15,323	1,363,287
Science Applications International Corp.	15,833	1,389,029
SGS SA	984	3,038,066
Teleperformance	9,553	3,879,375
TriNet Group, Inc. (A)	6,789	492,067
TrueBlue, Inc. (A)	5,965	167,676
Upwork, Inc. (A)	19,648	1,145,282
Verisk Analytics, Inc.	22,022	3,847,684
Willdan Group, Inc. (A)	2,146	80,775
Wolters Kluwer NV	43,511	4,373,456
		82,797,546
Road and rail – 0.8%
ArcBest Corp.	4,316	251,148
Aurizon Holdings, Ltd.	301,641	840,175
Avis Budget Group, Inc. (A)	22,728	1,770,284
Central Japan Railway Company	23,476	3,567,189
Covenant Logistics Group, Inc. (A)	2,817	58,256
CSX Corp.	308,706	9,903,288
Daseke, Inc. (A)	7,877	51,043
East Japan Railway Company	49,140	3,504,371
Hankyu Hanshin Holdings, Inc.	37,200	1,148,283
Heartland Express, Inc.	8,132	139,301
HyreCar, Inc. (A)	3,228	67,530
JB Hunt Transport Services, Inc.	11,342	1,848,179
Kansas City Southern	12,354	3,500,753
Keio Corp.	16,715	983,938
Keisei Electric Railway Company, Ltd.	20,994	671,146
Kintetsu Group Holdings Company, Ltd. (A)	27,874	979,746
Knight-Swift Transportation Holdings, Inc.	33,452	1,520,728
Landstar System, Inc.	10,490	1,657,630

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Marten Transport, Ltd.	10,315	$170,094
MTR Corp., Ltd.	251,315	1,399,320
Nippon Express Company, Ltd.	12,446	949,065
Norfolk Southern Corp.	33,998	9,023,409
Odakyu Electric Railway Company, Ltd.	47,979	1,213,568
Old Dominion Freight Line, Inc.	12,919	3,278,842
Ryder System, Inc.	14,713	1,093,617
Saia, Inc. (A)	4,447	931,602
Tobu Railway Company, Ltd.	30,673	793,943
Tokyu Corp.	81,308	1,106,607
U.S. Xpress Enterprises, Inc., Class A (A)	5,347	45,984
Union Pacific Corp.	90,254	19,849,562
Werner Enterprises, Inc.	25,884	1,152,356
West Japan Railway Company	26,425	1,510,058
Yellow Corp. (A)	9,256	60,257
		75,041,272
Trading companies and distributors – 0.7%
Alta Equipment Group, Inc. (A)	3,746	49,784
Applied Industrial Technologies, Inc.	6,569	598,173
Ashtead Group PLC	73,080	5,431,911
Beacon Roofing Supply, Inc. (A)	9,426	501,935
BlueLinx Holdings, Inc. (A)	1,664	83,666
Boise Cascade Company	6,642	387,561
Brenntag SE	25,129	2,338,815
Bunzl PLC	54,814	1,813,315
CAI International, Inc.	2,815	157,640
DXP Enterprises, Inc. (A)	3,357	111,788
Fastenal Company	78,032	4,057,664
Ferguson PLC	36,604	5,092,611
GATX Corp.	15,567	1,377,212
Global Industrial, Inc.	2,314	84,947
GMS, Inc. (A)	7,164	344,875
H&E Equipment Services, Inc.	5,580	185,647
Herc Holdings, Inc. (A)	4,217	472,599
ITOCHU Corp.	193,304	5,577,729
Marubeni Corp.	254,359	2,215,072
McGrath RentCorp	4,145	338,108
Mitsubishi Corp.	205,406	5,610,920
Mitsui & Company, Ltd.	251,403	5,663,029
MonotaRO Company, Ltd.	40,800	961,436
MRC Global, Inc. (A)	14,200	133,480
MSC Industrial Direct Company, Inc., Class A	12,835	1,151,685
NOW, Inc. (A)	18,906	179,418
Reece, Ltd.	47,282	837,306
Rush Enterprises, Inc., Class A	6,738	291,351
Rush Enterprises, Inc., Class B	1,579	60,223
Sumitomo Corp.	183,138	2,455,594
Textainer Group Holdings, Ltd. (A)	8,037	271,409
Titan Machinery, Inc. (A)	3,532	109,280
Toyota Tsusho Corp.	34,582	1,641,391
Transcat, Inc. (A)	1,435	81,092
Triton International, Ltd.	11,236	588,092
United Rentals, Inc. (A)	9,833	3,136,825
Univar Solutions, Inc. (A)	46,318	1,129,233
Veritiv Corp. (A)	2,635	161,842
W.W. Grainger, Inc.	5,947	2,604,786
Watsco, Inc.	8,989	2,576,607
WESCO International, Inc. (A)	7,468	767,860
		61,633,911
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,199	2,001,625
Aeroports de Paris (A)	4,829	630,337
Atlantia SpA (A)	80,589	1,463,336
Auckland International Airport, Ltd. (A)	203,598	1,034,347
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Getlink SE	71,566	$1,117,657
Macquarie Infrastructure Corp.	12,197	466,779
Sydney Airport (A)	215,085	933,257
Transurban Group	445,337	4,749,554
		12,396,892
		1,036,815,210
Information technology – 19.0%
Communications equipment – 0.6%
ADTRAN, Inc.	8,291	171,209
Arista Networks, Inc. (A)	7,466	2,705,006
Aviat Networks, Inc. (A)	1,765	57,839
CalAmp Corp. (A)	6,460	82,171
Calix, Inc. (A)	9,206	437,285
Cambium Networks Corp. (A)	1,546	74,749
Casa Systems, Inc. (A)	5,763	51,118
Ciena Corp. (A)	42,324	2,407,812
Cisco Systems, Inc.	572,553	30,345,309
Clearfield, Inc. (A)	2,301	86,172
Comtech Telecommunications Corp.	4,513	109,034
Digi International, Inc. (A)	5,936	119,373
DZS, Inc. (A)	3,355	69,616
EchoStar Corp., Class A (A)	7,049	171,220
EMCORE Corp. (A)	6,673	61,525
Extreme Networks, Inc. (A)	20,999	234,349
F5 Networks, Inc. (A)	8,099	1,511,759
Harmonic, Inc. (A)	15,800	134,616
Infinera Corp. (A)	29,953	305,521
Inseego Corp. (A)(C)	14,319	144,479
Juniper Networks, Inc.	44,527	1,217,813
Lumentum Holdings, Inc. (A)	20,730	1,700,482
Motorola Solutions, Inc.	23,051	4,998,609
NETGEAR, Inc. (A)	5,004	191,753
NetScout Systems, Inc. (A)	31,972	912,481
Nokia OYJ (A)	876,958	4,698,527
Plantronics, Inc. (A)	5,756	240,198
Ribbon Communications, Inc. (A)	12,259	93,291
Telefonaktiebolaget LM Ericsson, B Shares	474,739	5,969,322
ViaSat, Inc. (A)	18,589	926,476
Viavi Solutions, Inc. (A)	38,401	678,162
		60,907,276
Electronic equipment, instruments and components – 1.2%
908 Devices, Inc. (A)	1,293	50,104
Advanced Energy Industries, Inc.	6,474	729,685
Akoustis Technologies, Inc. (A)	7,821	83,763
Amphenol Corp., Class A	81,194	5,554,482
Arlo Technologies, Inc. (A)	14,322	96,960
Arrow Electronics, Inc. (A)	20,257	2,305,854
Avnet, Inc.	27,177	1,089,254
Azbil Corp.	20,100	832,878
Badger Meter, Inc.	4,861	476,961
Belden, Inc.	19,701	996,280
Benchmark Electronics, Inc.	5,799	165,040
CDW Corp.	19,048	3,326,733
Cognex Corp.	48,236	4,054,236
Coherent, Inc. (A)	6,700	1,771,078
Corning, Inc.	105,258	4,305,052
CTS Corp.	5,345	198,620
Daktronics, Inc. (A)	10,314	67,969
ePlus, Inc. (A)	2,229	193,232
Fabrinet (A)	6,159	590,463
FARO Technologies, Inc. (A)	3,065	238,365
Halma PLC	61,750	2,300,510
Hamamatsu Photonics KK	22,800	1,373,453
Hexagon AB, B Shares	320,435	4,747,684

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Hirose Electric Company, Ltd.	5,275	$771,703
Ibiden Company, Ltd.	17,200	925,764
Identiv, Inc. (A)	3,983	67,711
II-VI, Inc. (A)	46,229	3,355,763
Insight Enterprises, Inc. (A)	5,836	583,658
IPG Photonics Corp. (A)	4,877	1,027,925
Iteris, Inc. (A)	8,727	58,035
Itron, Inc. (A)	7,595	759,348
Jabil, Inc.	36,576	2,125,797
Keyence Corp.	31,600	15,914,491
Keysight Technologies, Inc. (A)	25,029	3,864,728
Kimball Electronics, Inc. (A)	4,365	94,895
Knowles Corp. (A)	14,685	289,882
Kyocera Corp.	52,163	3,222,648
Littelfuse, Inc.	6,707	1,708,877
Luna Innovations, Inc. (A)	6,375	69,041
Methode Electronics, Inc.	6,273	308,694
MicroVision, Inc. (A)	26,723	447,610
Murata Manufacturing Company, Ltd.	93,439	7,117,701
Napco Security Technologies, Inc. (A)	2,594	94,344
National Instruments Corp.	35,945	1,519,755
nLight, Inc. (A)	7,267	263,647
Novanta, Inc. (A)	5,887	793,332
Omron Corp.	30,218	2,392,566
OSI Systems, Inc. (A)	2,808	285,405
Ouster, Inc. (A)	4,996	62,400
PAR Technology Corp. (A)	4,016	280,879
PC Connection, Inc.	1,826	84,489
Plexus Corp. (A)	4,642	424,325
Rogers Corp. (A)	3,139	630,311
Sanmina Corp. (A)	10,667	415,586
ScanSource, Inc. (A)	4,279	120,368
Shimadzu Corp.	38,492	1,487,361
SYNNEX Corp.	11,330	1,379,541
TDK Corp.	21,121	2,556,794
TE Connectivity, Ltd.	44,865	6,066,197
Trimble, Inc. (A)	34,097	2,790,158
TTM Technologies, Inc. (A)	17,226	246,332
Velodyne Lidar, Inc. (A)	12,036	128,063
Venture Corp., Ltd.	45,000	643,767
Vishay Intertechnology, Inc.	58,391	1,316,717
Vishay Precision Group, Inc. (A)	2,401	81,730
Vontier Corp.	46,103	1,502,036
Yokogawa Electric Corp.	37,092	554,728
Zebra Technologies Corp., Class A (A)	7,270	3,849,392
		108,233,150
IT services – 3.5%
Accenture PLC, Class A	86,361	25,458,359
Adyen NV (A)(B)	3,208	7,867,073
Afterpay, Ltd. (A)	35,295	3,132,792
Akamai Technologies, Inc. (A)	22,144	2,581,990
Alliance Data Systems Corp.	13,581	1,415,004
Amadeus IT Group SA (A)	73,274	5,165,568
Atos SE	16,101	980,430
Automatic Data Processing, Inc.	57,812	11,482,619
Bechtle AG	4,440	825,219
BigCommerce Holdings, Inc., Series 1 (A)	7,927	514,621
BM Technologies, Inc. (A)	823	10,238
Brightcove, Inc. (A)	7,247	103,994
Broadridge Financial Solutions, Inc.	15,777	2,548,459
Cantaloupe, Inc. (A)	10,218	121,185
Capgemini SE (C)	26,080	5,015,533
Cass Information Systems, Inc.	2,641	107,621
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	71,656	$4,962,895
Computershare, Ltd.	88,173	1,117,521
Concentrix Corp. (A)	11,374	1,828,939
Conduent, Inc. (A)	28,841	216,308
CSG Systems International, Inc.	5,575	263,029
DigitalOcean Holdings, Inc. (A)	2,219	123,354
DXC Technology Company (A)	34,619	1,348,064
Edenred	40,107	2,286,769
EVERTEC, Inc.	10,153	443,178
EVO Payments, Inc., Class A (A)	8,006	222,086
ExlService Holdings, Inc. (A)	5,491	583,474
Fidelity National Information Services, Inc.	84,252	11,935,981
Fiserv, Inc. (A)	80,919	8,649,432
FleetCor Technologies, Inc. (A)	11,324	2,899,623
Fujitsu, Ltd.	32,023	5,991,468
Gartner, Inc. (A)	11,695	2,832,529
Genpact, Ltd.	47,579	2,161,514
Global Payments, Inc.	40,109	7,522,042
GMO Payment Gateway, Inc.	6,700	870,153
GreenSky, Inc., Class A (A)	13,465	74,731
Grid Dynamics Holdings, Inc. (A)	5,400	81,162
i3 Verticals, Inc., Class A (A)	3,691	111,542
IBM Corp.	121,396	17,795,440
International Money Express, Inc. (A)	6,095	90,511
Itochu Techno-Solutions Corp.	15,600	482,597
Jack Henry & Associates, Inc.	10,092	1,650,143
Limelight Networks, Inc. (A)	23,651	74,501
LiveRamp Holdings, Inc. (A)	29,687	1,390,836
Marathon Digital Holdings, Inc. (A)	16,125	505,841
Mastercard, Inc., Class A	118,851	43,391,312
MAXIMUS, Inc.	27,003	2,375,454
MoneyGram International, Inc. (A)	13,350	134,568
NEC Corp.	39,984	2,057,351
Nexi SpA (A)(B)	71,475	1,570,681
Nomura Research Institute, Ltd.	57,300	1,892,424
NTT Data Corp.	102,610	1,601,825
Obic Company, Ltd.	11,300	2,101,564
Otsuka Corp.	18,500	969,775
Paya Holdings, Inc. (A)	14,073	155,084
Paychex, Inc.	43,574	4,675,490
PayPal Holdings, Inc. (A)	159,602	46,520,791
Perficient, Inc. (A)	5,433	436,922
Rackspace Technology, Inc. (A)	9,098	178,412
Repay Holdings Corp. (A)	13,209	317,544
Sabre Corp. (A)	87,254	1,088,930
SCSK Corp.	8,500	506,461
Sykes Enterprises, Inc. (A)	6,407	344,056
The Hackett Group, Inc.	4,969	89,541
The Western Union Company	55,601	1,277,155
TIS, Inc.	36,400	928,975
TTEC Holdings, Inc.	3,123	321,950
Tucows, Inc., Class A (A)(C)	1,671	134,215
Unisys Corp. (A)	11,024	279,017
VeriSign, Inc. (A)	13,464	3,065,618
Verra Mobility Corp. (A)	22,810	350,590
Visa, Inc., Class A	229,853	53,744,228
WEX, Inc. (A)	12,220	2,369,458
Wix.com, Ltd. (A)	9,000	2,612,520
Worldline SA (A)(B)	38,645	3,621,213
		324,959,492
Semiconductors and semiconductor equipment – 4.4%
Advanced Micro Devices, Inc. (A)	165,076	15,505,589
Advantest Corp.	32,500	2,918,071
Alpha & Omega Semiconductor, Ltd. (A)	3,733	113,446

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ambarella, Inc. (A)	5,875	$626,451
Amkor Technology, Inc.	46,492	1,100,466
Analog Devices, Inc.	50,110	8,626,938
Applied Materials, Inc.	124,676	17,753,862
ASM International NV	7,695	2,538,019
ASML Holding NV	68,231	47,101,175
Atomera, Inc. (A)(C)	3,587	76,905
Axcelis Technologies, Inc. (A)	5,618	227,080
AXT, Inc. (A)	7,512	82,482
Broadcom, Inc.	55,473	26,451,745
Brooks Automation, Inc.	20,292	1,933,422
CEVA, Inc. (A)	3,865	182,815
Cirrus Logic, Inc. (A)	15,712	1,337,405
CMC Materials, Inc.	12,893	1,943,491
Cohu, Inc. (A)	8,081	297,300
Cree, Inc. (A)	31,538	3,088,516
Diodes, Inc. (A)	7,288	581,364
Disco Corp.	4,700	1,429,030
DSP Group, Inc. (A)	4,544	67,251
Enphase Energy, Inc. (A)	18,436	3,385,403
First Solar, Inc. (A)	23,229	2,102,457
FormFactor, Inc. (A)	13,117	478,246
Ichor Holdings, Ltd. (A)	4,679	251,730
Impinj, Inc. (A)	3,178	163,953
Infineon Technologies AG	212,408	8,543,742
Intel Corp.	548,613	30,799,134
KLA Corp.	20,825	6,751,673
Kopin Corp. (A)	13,325	108,999
Kulicke & Soffa Industries, Inc.	10,301	630,421
Lam Research Corp.	19,377	12,608,614
Lasertec Corp.	12,300	2,379,127
Lattice Semiconductor Corp. (A)	60,105	3,376,699
MACOM Technology Solutions Holdings, Inc. (A)	8,199	525,392
Maxim Integrated Products, Inc.	36,460	3,841,426
MaxLinear, Inc. (A)	11,796	501,212
Microchip Technology, Inc.	37,163	5,564,788
Micron Technology, Inc. (A)	152,358	12,947,383
MKS Instruments, Inc.	15,119	2,690,426
Monolithic Power Systems, Inc.	5,843	2,182,068
NeoPhotonics Corp. (A)	8,892	90,787
NVE Corp.	1,008	74,642
NVIDIA Corp.	84,642	67,722,064
NXP Semiconductors NV	37,464	7,707,094
Onto Innovation, Inc. (A)	8,211	599,731
PDF Solutions, Inc. (A)	5,471	99,463
Photronics, Inc. (A)	10,311	136,208
Power Integrations, Inc.	10,090	827,985
Qorvo, Inc. (A)	15,296	2,992,662
QUALCOMM, Inc.	153,253	21,904,451
Rambus, Inc. (A)	18,952	449,352
Renesas Electronics Corp. (A)	140,900	1,520,642
Rohm Company, Ltd.	14,242	1,310,658
Semtech Corp. (A)	28,563	1,965,134
Silicon Laboratories, Inc. (A)	19,657	3,012,435
SiTime Corp. (A)	2,178	275,713
Skyworks Solutions, Inc.	22,430	4,300,953
SMART Global Holdings, Inc. (A)	2,500	119,200
SolarEdge Technologies, Inc. (A)	14,196	3,923,349
STMicroelectronics NV	111,077	4,039,489
SUMCO Corp.	45,000	1,102,323
SunPower Corp. (A)(C)	13,479	393,856
Synaptics, Inc. (A)	15,545	2,418,491
Teradyne, Inc.	22,589	3,026,022
Texas Instruments, Inc.	125,472	24,128,266
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Tokyo Electron, Ltd.	24,260	$10,489,640
Ultra Clean Holdings, Inc. (A)	7,317	393,069
Universal Display Corp.	11,716	2,604,818
Veeco Instruments, Inc. (A)	8,465	203,499
Xilinx, Inc.	33,400	4,830,976
		406,478,688
Software – 5.8%
8x8, Inc. (A)	18,055	501,207
A10 Networks, Inc. (A)	10,621	119,592
ACI Worldwide, Inc. (A)	52,050	1,933,137
Adobe, Inc. (A)	64,942	38,032,633
Agilysys, Inc. (A)	3,321	188,865
Alarm.com Holdings, Inc. (A)	7,971	675,144
Alkami Technology, Inc. (A)	1,214	43,303
Altair Engineering, Inc., Class A (A)	7,700	531,069
American Software, Inc., Class A	5,741	126,072
ANSYS, Inc. (A)	11,841	4,109,537
Appfolio, Inc., Class A (A)	3,173	448,028
Appian Corp. (A)(C)	6,633	913,696
Asana, Inc., Class A (A)	12,454	772,522
Aspen Technology, Inc. (A)	18,577	2,555,081
Autodesk, Inc. (A)	29,892	8,725,475
Avaya Holdings Corp. (A)	13,940	374,986
AVEVA Group PLC	18,699	959,744
Benefitfocus, Inc. (A)	4,535	63,944
Blackbaud, Inc. (A)	21,463	1,643,422
Blackline, Inc. (A)	9,032	1,004,991
Bottomline Technologies DE, Inc. (A)	7,556	280,176
Box, Inc., Class A (A)	24,732	631,903
BTRS Holdings, Inc. (A)	8,154	102,903
Cadence Design Systems, Inc. (A)	37,806	5,172,617
CDK Global, Inc.	33,260	1,652,689
Cerence, Inc. (A)	6,389	681,770
Ceridian HCM Holding, Inc. (A)	35,869	3,440,554
ChannelAdvisor Corp. (A)	5,087	124,682
Check Point Software Technologies, Ltd. (A)	18,226	2,116,585
Citrix Systems, Inc.	16,870	1,978,345
Cleanspark, Inc. (A)	5,689	94,665
Cloudera, Inc. (A)	39,003	618,588
CommVault Systems, Inc. (A)	19,706	1,540,418
Cornerstone OnDemand, Inc. (A)	10,604	546,954
CyberArk Software, Ltd. (A)	6,300	820,701
Dassault Systemes SE	21,491	5,215,783
Digimarc Corp. (A)(C)	2,388	79,998
Digital Turbine, Inc. (A)	14,236	1,082,363
Domo, Inc., Class B (A)	4,660	376,668
Ebix, Inc.	4,538	153,838
Envestnet, Inc. (A)	24,001	1,820,716
Fair Isaac Corp. (A)	7,860	3,951,065
Fortinet, Inc. (A)	18,417	4,386,745
Ideanomics, Inc. (A)	68,957	195,838
InterDigital, Inc.	5,239	382,604
Intuit, Inc.	37,126	18,198,051
j2 Global, Inc. (A)	18,861	2,594,331
JFrog, Ltd. (A)	8,729	397,344
LivePerson, Inc. (A)	10,806	683,371
Manhattan Associates, Inc. (A)	17,375	2,516,595
Microsoft Corp.	1,023,259	277,200,863
MicroStrategy, Inc., Class A (A)(C)	1,321	877,805
Mimecast, Ltd. (A)	10,055	533,418
Mitek Systems, Inc. (A)	7,350	141,561
Model N, Inc. (A)	5,893	201,953
Momentive Global, Inc. (A)	21,666	456,503
Nemetschek SE	9,393	719,001

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nice, Ltd. (A)	10,203	$2,518,441
NortonLifeLock, Inc.	78,793	2,144,745
ON24, Inc. (A)	1,634	57,974
OneSpan, Inc. (A)	6,066	154,926
Oracle Corp.	246,811	19,211,768
Oracle Corp. Japan	6,306	481,833
PagerDuty, Inc. (A)	13,645	581,004
Paycom Software, Inc. (A)	6,674	2,425,799
Paylocity Holding Corp. (A)	10,267	1,958,944
Ping Identity Holding Corp. (A)	7,408	169,643
Progress Software Corp.	7,401	342,296
PROS Holdings, Inc. (A)	6,816	310,605
PTC, Inc. (A)	14,289	2,018,464
Q2 Holdings, Inc. (A)	9,202	943,941
QAD, Inc., Class A	2,079	180,915
Qualys, Inc. (A)	14,945	1,504,812
Rapid7, Inc. (A)	9,263	876,558
Rimini Street, Inc. (A)	8,188	50,438
Riot Blockchain, Inc. (A)	14,238	536,345
Sailpoint Technologies Holdings, Inc. (A)	40,482	2,067,416
salesforce.com, Inc. (A)	125,809	30,731,364
SAP SE	169,844	23,856,233
Sapiens International Corp. NV	5,283	138,784
ServiceNow, Inc. (A)	26,826	14,742,228
ShotSpotter, Inc. (A)	1,648	80,373
Sinch AB (A)(B)	78,463	1,320,313
Smith Micro Software, Inc. (A)	9,566	49,935
Sprout Social, Inc., Class A (A)	7,472	668,146
SPS Commerce, Inc. (A)	6,053	604,392
Sumo Logic, Inc. (A)	13,833	285,651
Synopsys, Inc. (A)	20,726	5,716,024
TeamViewer AG (A)(B)	26,163	982,602
Telos Corp. (A)	2,954	100,466
Temenos AG	10,863	1,746,494
Tenable Holdings, Inc. (A)	15,353	634,847
Teradata Corp. (A)	29,935	1,495,852
The Sage Group PLC	178,297	1,688,871
Trend Micro, Inc.	21,764	1,139,639
Tyler Technologies, Inc. (A)	5,535	2,503,868
Upland Software, Inc. (A)	4,948	203,709
Varonis Systems, Inc. (A)	17,849	1,028,459
Verint Systems, Inc. (A)	10,712	482,790
Veritone, Inc. (A)	4,963	97,821
Viant Technology, Inc., Class A (A)	2,062	61,406
VirnetX Holding Corp. (A)(C)	12,280	52,436
Vonage Holdings Corp. (A)	40,847	588,605
WiseTech Global, Ltd.	23,781	568,286
Workiva, Inc. (A)	7,090	789,330
Xero, Ltd. (A)	21,478	2,209,221
Xperi Holding Corp.	17,852	397,028
Yext, Inc. (A)	18,854	269,424
Zix Corp. (A)	10,510	74,096
Zuora, Inc., Class A (A)	17,827	307,516
		539,845,488
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)	20,432	816,667
Apple, Inc.	2,131,190	291,887,782
Avid Technology, Inc. (A)	6,123	239,715
Brother Industries, Ltd.	38,336	765,701
Canon, Inc. (C)	162,677	3,676,819
Corsair Gaming, Inc. (A)(C)	4,499	149,772
Diebold Nixdorf, Inc. (A)	12,304	157,983
Eastman Kodak Company (A)	8,123	67,583
FUJIFILM Holdings Corp.	58,638	4,337,364
Hewlett Packard Enterprise Company	177,426	2,586,871
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
HP, Inc.	163,205	$4,927,159
Logitech International SA	28,156	3,419,331
NCR Corp. (A)	35,752	1,630,649
NetApp, Inc.	30,243	2,474,482
Quantum Corp. (A)	10,486	72,249
Ricoh Company, Ltd.	109,077	1,227,774
Seagate Technology Holdings PLC	27,053	2,378,770
Seiko Epson Corp.	45,547	800,626
Super Micro Computer, Inc. (A)	7,223	254,105
Turtle Beach Corp. (A)	2,618	83,567
Western Digital Corp. (A)	41,635	2,963,163
Xerox Holdings Corp.	44,037	1,034,429
		325,952,561
		1,766,376,655
Materials – 4.4%
Chemicals – 2.3%
AdvanSix, Inc. (A)	4,686	139,924
Air Liquide SA	77,044	13,509,663
Air Products & Chemicals, Inc.	30,068	8,649,962
Akzo Nobel NV	30,998	3,838,197
Albemarle Corp.	15,858	2,671,439
American Vanguard Corp.	5,531	96,848
Amyris, Inc. (A)	28,239	462,272
Arkema SA	9,985	1,254,955
Asahi Kasei Corp.	204,057	2,242,827
Ashland Global Holdings, Inc.	14,923	1,305,763
Avient Corp.	40,196	1,976,035
Balchem Corp.	5,350	702,241
BASF SE	149,390	11,792,809
Cabot Corp.	24,958	1,420,859
Celanese Corp.	15,303	2,319,935
CF Industries Holdings, Inc.	29,144	1,499,459
Chase Corp.	1,291	132,470
Chr. Hansen Holding A/S	17,157	1,548,148
Clariant AG	35,094	698,801
Corteva, Inc.	100,145	4,441,431
Covestro AG (B)	31,424	2,031,828
Croda International PLC	22,693	2,314,552
Danimer Scientific, Inc. (A)(C)	11,604	290,680
Dow, Inc.	101,488	6,422,161
DuPont de Nemours, Inc.	72,298	5,596,588
Eastman Chemical Company	18,547	2,165,362
Ecolab, Inc.	33,798	6,961,374
EMS-Chemie Holding AG	1,141	1,121,497
Evonik Industries AG	34,107	1,145,088
Ferro Corp. (A)	13,749	296,566
FMC Corp.	17,509	1,894,474
GCP Applied Technologies, Inc. (A)	8,466	196,919
Givaudan SA	1,502	6,992,127
Hawkins, Inc.	3,546	116,132
HB Fuller Company	8,631	549,018
ICL Group, Ltd.	114,575	777,445
Ingevity Corp. (A)	17,688	1,439,096
Innospec, Inc.	4,075	369,236
International Flavors & Fragrances, Inc.	33,819	5,052,559
Intrepid Potash, Inc. (A)	1,865	59,419
Johnson Matthey PLC	31,478	1,340,214
JSR Corp.	33,090	1,005,179
Kansai Paint Company, Ltd.	28,854	736,528
Koninklijke DSM NV	28,033	5,240,295
Koppers Holdings, Inc. (A)	3,799	122,898
Kraton Corp. (A)	5,385	173,882
Kronos Worldwide, Inc.	3,827	54,803
LANXESS AG	13,512	927,315
Linde PLC	70,677	20,432,721

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Livent Corp. (A)	24,954	$483,109
LyondellBasell Industries NV, Class A	34,978	3,598,187
Minerals Technologies, Inc.	14,756	1,160,855
Mitsubishi Chemical Holdings Corp.	208,259	1,752,290
Mitsubishi Gas Chemical Company, Inc.	25,670	543,944
Mitsui Chemicals, Inc.	29,918	1,034,199
NewMarket Corp.	2,000	643,960
Nippon Paint Holdings Company, Ltd.	115,700	1,565,201
Nippon Sanso Holdings Corp.	24,657	506,160
Nissan Chemical Corp.	20,000	977,601
Nitto Denko Corp.	24,487	1,823,556
Novozymes A/S, B Shares	33,852	2,554,120
Olin Corp.	39,135	1,810,385
Orica, Ltd.	66,187	658,250
Orion Engineered Carbons SA (A)	10,247	194,591
PPG Industries, Inc.	32,212	5,468,631
PQ Group Holdings, Inc.	8,763	134,600
PureCycle Technologies, Inc. (A)(C)	5,702	134,852
Quaker Chemical Corp.	2,264	536,998
Rayonier Advanced Materials, Inc. (A)	11,343	75,885
RPM International, Inc.	35,373	3,136,878
Sensient Technologies Corp.	18,573	1,607,679
Shin-Etsu Chemical Company, Ltd.	57,646	9,641,907
Sika AG	23,061	7,555,652
Solvay SA	12,054	1,534,274
Stepan Company	3,498	420,704
Sumitomo Chemical Company, Ltd.	242,344	1,288,025
Symrise AG	20,926	2,916,178
The Chemours Company	45,209	1,573,273
The Mosaic Company	46,955	1,498,334
The Scotts Miracle-Gro Company	11,106	2,131,464
The Sherwin-Williams Company	32,519	8,859,802
Toray Industries, Inc.	225,572	1,503,655
Tosoh Corp.	42,300	729,371
Tredegar Corp.	4,990	68,712
Trinseo SA	6,475	387,464
Tronox Holdings PLC, Class A	19,256	431,334
Umicore SA	32,062	1,961,493
Valvoline, Inc.	49,457	1,605,374
Yara International ASA	28,347	1,493,727
Zymergen, Inc. (A)	3,193	127,752
		212,660,420
Construction materials – 0.3%
CRH PLC	127,691	6,457,502
Eagle Materials, Inc.	11,575	1,644,923
Forterra, Inc. (A)	4,996	117,456
HeidelbergCement AG	24,204	2,078,071
Holcim, Ltd. (A)	85,153	5,118,383
James Hardie Industries PLC, CHESS Depositary Interest	72,244	2,451,389
Martin Marietta Materials, Inc.	8,474	2,981,238
Summit Materials, Inc., Class A (A)	19,745	688,113
U.S. Concrete, Inc. (A)	2,773	204,647
United States Lime & Minerals, Inc.	441	61,339
Vulcan Materials Company	18,024	3,137,438
		24,940,499
Containers and packaging – 0.3%
Amcor PLC	209,473	2,400,561
AptarGroup, Inc.	17,948	2,527,796
Avery Dennison Corp.	11,278	2,371,087
Ball Corp.	44,597	3,613,249
Greif, Inc., Class A	11,251	681,248
Greif, Inc., Class B	1,274	75,166
International Paper Company	53,223	3,263,102
Myers Industries, Inc.	6,348	133,308
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
O-I Glass, Inc. (A)	26,428	$431,569
Packaging Corp. of America	12,906	1,747,731
Pactiv Evergreen, Inc.	7,161	107,916
Ranpak Holdings Corp. (A)	6,049	151,406
Sealed Air Corp.	20,649	1,223,453
Silgan Holdings, Inc.	21,409	888,474
Smurfit Kappa Group PLC	39,862	2,167,827
Sonoco Products Company	27,480	1,838,412
UFP Technologies, Inc. (A)	1,556	89,346
Westrock Company	36,155	1,924,169
		25,635,820
Metals and mining – 1.4%
1911 Gold Corp. (A)	3,149	1,017
Allegheny Technologies, Inc. (A)	21,372	445,606
Anglo American PLC	210,625	8,381,640
Antofagasta PLC	64,140	1,275,477
ArcelorMittal SA	116,592	3,589,525
Arconic Corp. (A)	18,555	660,929
BHP Group PLC	343,528	10,165,322
BHP Group, Ltd.	479,142	17,431,335
BlueScope Steel, Ltd.	81,941	1,346,433
Boliden AB	44,486	1,711,798
Carpenter Technology Corp.	8,050	323,771
Century Aluminum Company (A)	8,923	115,017
Cleveland-Cliffs, Inc. (A)(C)	125,487	2,705,500
Coeur Mining, Inc. (A)	41,625	369,630
Commercial Metals Company	52,930	1,626,010
Compass Minerals International, Inc.	14,945	885,641
Constellium SE (A)	20,572	389,839
Evolution Mining, Ltd.	277,915	938,998
Evraz PLC	82,936	680,425
Fortescue Metals Group, Ltd.	275,436	4,811,568
Freeport-McMoRan, Inc.	199,110	7,388,972
Gatos Silver, Inc. (A)	6,317	110,484
Glencore PLC (A)	1,625,400	6,976,362
Haynes International, Inc.	2,423	85,726
Hecla Mining Company	90,156	670,761
Hitachi Metals, Ltd. (A)	34,864	666,249
JFE Holdings, Inc.	79,933	937,766
Kaiser Aluminum Corp.	2,685	331,571
Materion Corp.	3,455	260,334
MP Materials Corp. (A)(C)	12,253	451,646
Newcrest Mining, Ltd.	132,814	2,518,658
Newmont Corp.	108,848	6,898,786
Nippon Steel Corp.	139,100	2,351,928
Norsk Hydro ASA	218,739	1,396,516
Northern Star Resources, Ltd.	179,773	1,320,274
Novagold Resources, Inc. (A)	41,399	331,606
Nucor Corp.	40,656	3,900,130
Olympic Steel, Inc.	1,868	54,901
Reliance Steel & Aluminum Company	17,400	2,625,660
Rio Tinto PLC	182,539	15,075,431
Rio Tinto, Ltd.	60,378	5,724,166
Royal Gold, Inc.	17,919	2,044,558
Schnitzer Steel Industries, Inc., Class A	4,457	218,616
South32, Ltd.	777,594	1,705,252
Steel Dynamics, Inc.	54,805	3,266,378
Sumitomo Metal Mining Company, Ltd.	40,207	1,563,680
SunCoke Energy, Inc.	14,943	106,693
TimkenSteel Corp. (A)	7,806	110,455
United States Steel Corp. (C)	73,651	1,767,624
voestalpine AG	18,877	769,979
Warrior Met Coal, Inc.	8,799	151,343
Worthington Industries, Inc.	15,280	934,830
		130,572,816

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,955	$85,606
Domtar Corp. (A)	8,343	458,531
Glatfelter Corp.	7,790	108,826
Louisiana-Pacific Corp.	27,928	1,683,779
Mondi PLC	78,975	2,079,275
Neenah, Inc.	2,886	144,791
Oji Holdings Corp.	132,038	758,786
Schweitzer-Mauduit International, Inc.	5,337	215,508
Stora Enso OYJ, R Shares	94,621	1,727,864
Svenska Cellulosa AB SCA, B Shares	98,544	1,616,336
UPM-Kymmene OYJ	86,812	3,286,519
Verso Corp., Class A	5,532	97,916
		12,263,737
		406,073,292
Real estate – 3.3%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	14,334	314,775
Agree Realty Corp.	10,933	770,667
Alexander & Baldwin, Inc.	12,164	222,844
Alexander's, Inc.	388	103,965
Alexandria Real Estate Equities, Inc.	18,637	3,390,816
American Assets Trust, Inc.	8,394	313,012
American Campus Communities, Inc.	37,655	1,759,242
American Finance Trust, Inc.	18,873	160,043
American Tower Corp.	61,776	16,688,140
Apartment Income REIT Corp.	42,833	2,031,569
Apartment Investment and Management Company, Class A	24,905	167,113
Apple Hospitality REIT, Inc.	35,025	534,482
Armada Hoffler Properties, Inc.	10,607	140,967
Ascendas Real Estate Investment Trust	523,178	1,149,693
Ashford Hospitality Trust, Inc. (A)	19,097	87,082
AvalonBay Communities, Inc.	18,967	3,958,223
Boston Properties, Inc.	19,296	2,211,129
Braemar Hotels & Resorts, Inc. (A)	8,911	55,337
Brandywine Realty Trust	28,041	384,442
Brixmor Property Group, Inc.	81,106	1,856,516
Broadstone Net Lease, Inc.	23,605	552,593
Camden Property Trust	26,680	3,539,636
CapitaLand Integrated Commercial Trust	737,094	1,147,595
CareTrust REIT, Inc.	16,411	381,228
CatchMark Timber Trust, Inc., Class A	9,410	110,097
Centerspace	2,274	179,419
Chatham Lodging Trust (A)	8,548	110,013
City Office REIT, Inc.	8,452	105,058
Columbia Property Trust, Inc.	19,158	333,158
Community Healthcare Trust, Inc.	3,982	188,986
CorePoint Lodging, Inc. (A)	7,600	81,320
CoreSite Realty Corp.	11,740	1,580,204
Corporate Office Properties Trust	49,229	1,377,920
Cousins Properties, Inc.	40,601	1,493,305
Covivio	8,461	724,323
Crown Castle International Corp.	58,718	11,455,882
CTO Realty Growth, Inc.	1,415	75,731
CyrusOne, Inc.	33,468	2,393,631
Daiwa House REIT Investment Corp.	321	944,597
Dexus	176,647	1,408,179
DiamondRock Hospitality Company (A)	35,351	342,905
Digital Realty Trust, Inc.	38,257	5,756,148
DigitalBridge Group, Inc. (A)	80,966	639,631
Diversified Healthcare Trust	40,716	170,193
Douglas Emmett, Inc.	45,050	1,514,581
Duke Realty Corp.	50,946	2,412,293
Easterly Government Properties, Inc.	14,070	296,596
EastGroup Properties, Inc.	17,451	2,869,817
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Empire State Realty Trust, Inc., Class A	23,764	$285,168
EPR Properties (A)	20,421	1,075,778
Equinix, Inc.	12,171	9,768,445
Equity Commonwealth	18,315	479,853
Equity Residential	46,748	3,599,596
Essential Properties Realty Trust, Inc.	19,736	533,661
Essex Property Trust, Inc.	8,831	2,649,388
Extra Space Storage, Inc.	18,169	2,976,446
Farmland Partners, Inc.	5,330	64,227
Federal Realty Investment Trust	9,613	1,126,355
First Industrial Realty Trust, Inc.	35,268	1,842,048
Four Corners Property Trust, Inc.	12,782	352,911
Franklin Street Properties Corp.	19,300	101,518
Gecina SA	7,468	1,144,184
Getty Realty Corp.	6,447	200,824
Gladstone Commercial Corp.	6,547	147,700
Gladstone Land Corp.	4,602	110,724
Global Medical REIT, Inc.	10,041	148,205
Global Net Lease, Inc.	15,890	293,965
GLP J-REIT	671	1,156,090
Goodman Group	270,437	4,279,847
Healthcare Realty Trust, Inc.	62,055	1,874,061
Healthpeak Properties, Inc.	73,221	2,437,527
Hersha Hospitality Trust (A)	6,045	65,044
Highwoods Properties, Inc.	28,420	1,283,731
Host Hotels & Resorts, Inc. (A)	95,930	1,639,444
Hudson Pacific Properties, Inc.	41,229	1,146,991
Independence Realty Trust, Inc.	16,565	301,980
Indus Realty Trust, Inc.	965	63,352
Industrial Logistics Properties Trust	10,835	283,227
Innovative Industrial Properties, Inc.	3,994	762,934
Iron Mountain, Inc.	39,228	1,660,129
iStar, Inc.	11,969	248,117
Japan Metropolitan Fund Investment Corp.	1,137	1,232,473
Japan Real Estate Investment Corp.	203	1,246,722
JBG SMITH Properties	30,169	950,625
Kilroy Realty Corp.	28,943	2,015,591
Kimco Realty Corp.	58,891	1,227,877
Kite Realty Group Trust	13,893	305,785
Klepierre SA	33,570	864,889
Lamar Advertising Company, Class A	23,677	2,472,352
Land Securities Group PLC	114,570	1,069,243
Lexington Realty Trust	44,413	530,735
Life Storage, Inc.	20,991	2,253,384
Link REIT	338,606	3,276,127
LTC Properties, Inc.	6,595	253,182
Mack-Cali Realty Corp.	15,029	257,747
Mapletree Commercial Trust	350,600	563,954
Mapletree Logistics Trust	487,700	745,558
Medical Properties Trust, Inc.	160,652	3,229,105
Mid-America Apartment Communities, Inc.	15,554	2,619,605
Mirvac Group	640,443	1,396,393
Monmouth Real Estate Investment Corp.	15,826	296,263
National Health Investors, Inc.	7,235	485,107
National Retail Properties, Inc.	47,955	2,248,130
National Storage Affiliates Trust	30,582	1,546,226
NETSTREIT Corp.	6,791	156,600
New Senior Investment Group, Inc.	15,318	134,492
NexPoint Residential Trust, Inc.	3,690	202,876
Nippon Building Fund, Inc.	242	1,507,793
Nippon Prologis REIT, Inc.	336	1,068,519
Nomura Real Estate Master Fund, Inc.	690	1,104,300
Office Properties Income Trust	8,460	247,963
Omega Healthcare Investors, Inc.	64,283	2,332,830
One Liberty Properties, Inc.	3,421	97,122

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Orix JREIT, Inc.	426	$817,798
Outfront Media, Inc. (A)	24,352	585,179
Paramount Group, Inc.	31,107	313,247
Park Hotels & Resorts, Inc. (A)	64,592	1,331,241
Pebblebrook Hotel Trust	57,775	1,360,601
Physicians Realty Trust	94,059	1,737,270
Piedmont Office Realty Trust, Inc., Class A	20,692	382,181
Plymouth Industrial REIT, Inc.	5,450	109,109
Postal Realty Trust, Inc., Class A	3,156	57,565
PotlatchDeltic Corp.	29,466	1,566,118
Preferred Apartment Communities, Inc., Class A	9,285	90,529
Prologis, Inc.	100,508	12,013,721
PS Business Parks, Inc.	8,756	1,296,588
Public Storage	20,683	6,219,171
QTS Realty Trust, Inc., Class A	11,396	880,911
Rayonier, Inc.	37,973	1,364,370
Realty Income Corp.	50,754	3,387,322
Regency Centers Corp.	21,463	1,375,134
Retail Opportunity Investments Corp.	19,608	346,277
Retail Properties of America, Inc., Class A	36,059	412,876
Retail Value, Inc.	3,515	76,451
Rexford Industrial Realty, Inc.	36,616	2,085,281
RLJ Lodging Trust	27,622	420,683
RPT Realty	13,756	178,553
Ryman Hospitality Properties, Inc. (A)	9,047	714,351
Sabra Health Care REIT, Inc.	95,051	1,729,928
Safehold, Inc.	3,013	236,521
Saul Centers, Inc.	2,120	96,354
SBA Communications Corp.	14,856	4,734,607
Scentre Group	844,215	1,727,535
Segro PLC	193,811	2,933,965
Seritage Growth Properties, Class A (A)	6,265	115,276
Service Properties Trust	27,828	350,633
Simon Property Group, Inc.	44,635	5,823,975
SITE Centers Corp.	28,778	433,397
SL Green Realty Corp.	18,942	1,515,360
Spirit Realty Capital, Inc.	31,399	1,502,128
STAG Industrial, Inc.	26,705	999,568
Stockland	388,257	1,352,007
STORE Capital Corp.	66,491	2,294,604
Summit Hotel Properties, Inc. (A)	17,724	165,365
Sunstone Hotel Investors, Inc. (A)	35,773	444,301
Tanger Factory Outlet Centers, Inc.	16,591	312,740
Terreno Realty Corp.	11,262	726,624
The British Land Company PLC	143,192	979,520
The GEO Group, Inc.	20,192	143,767
The GPT Group	316,829	1,159,005
The Macerich Company	78,837	1,438,775
UDR, Inc.	40,329	1,975,314
UMH Properties, Inc.	6,985	152,413
Unibail-Rodamco-Westfield (A)	20,270	1,757,328
United Urban Investment Corp.	482	696,150
Uniti Group, Inc.	32,980	349,258
Universal Health Realty Income Trust	2,393	147,289
Urban Edge Properties	49,585	947,074
Urstadt Biddle Properties, Inc., Class A	5,622	108,954
Ventas, Inc.	50,968	2,910,273
Vicinity Centres	629,361	725,627
Vornado Realty Trust	21,330	995,471
Washington Real Estate Investment Trust	13,897	319,631
Weingarten Realty Investors	32,767	1,050,838
Welltower, Inc.	56,726	4,713,931
Weyerhaeuser Company	101,791	3,503,646
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Whitestone REIT	8,232	$67,914
Xenia Hotels & Resorts, Inc. (A)	19,355	362,519
		251,650,246
Real estate management and development – 0.6%
Aroundtown SA	162,499	1,267,854
Azrieli Group, Ltd.	6,903	486,395
CapitaLand, Ltd.	429,184	1,185,505
CBRE Group, Inc., Class A (A)	45,603	3,909,545
City Developments, Ltd.	66,513	361,204
CK Asset Holdings, Ltd.	326,062	2,244,289
Cushman & Wakefield PLC (A)	19,826	346,360
Daito Trust Construction Company, Ltd.	10,611	1,157,687
Daiwa House Industry Company, Ltd.	92,066	2,768,286
Deutsche Wohnen SE	55,602	3,402,180
ESR Cayman, Ltd. (A)(B)	323,400	1,090,421
eXp World Holdings, Inc. (A)	10,554	409,179
Fastighets AB Balder, B Shares (A)	17,105	1,072,273
Forestar Group, Inc. (A)	3,225	67,435
FRP Holdings, Inc. (A)	1,232	68,598
Hang Lung Properties, Ltd.	329,313	798,678
Henderson Land Development Company, Ltd.	236,709	1,120,166
Hongkong Land Holdings, Ltd.	189,834	904,072
Hulic Company, Ltd. (C)	43,869	492,817
Jones Lang LaSalle, Inc. (A)	14,013	2,738,981
Kennedy-Wilson Holdings, Inc.	20,007	397,539
LEG Immobilien SE	11,726	1,688,037
Lendlease Corp., Ltd.	111,959	962,034
Marcus & Millichap, Inc. (A)	4,016	156,102
Mitsubishi Estate Company, Ltd.	192,324	3,108,642
Mitsui Fudosan Company, Ltd.	149,126	3,448,341
New World Development Company, Ltd.	247,392	1,282,962
Newmark Group, Inc., Class A	25,491	306,147
Nomura Real Estate Holdings, Inc.	18,863	477,778
Rafael Holdings, Inc., Class B (A)	1,756	89,644
RE/MAX Holdings, Inc., Class A	3,286	109,522
Realogy Holdings Corp. (A)	19,381	353,122
Redfin Corp. (A)	17,155	1,087,799
Sino Land Company, Ltd.	535,722	844,530
Sumitomo Realty & Development Company, Ltd.	50,283	1,798,360
Sun Hung Kai Properties, Ltd.	212,314	3,155,399
Swire Pacific, Ltd., Class A	81,018	548,945
Swire Properties, Ltd.	190,287	566,803
Swiss Prime Site AG	12,356	1,226,295
Tejon Ranch Company (A)	4,291	65,266
The RMR Group, Inc., Class A	2,892	111,747
The St. Joe Company	5,695	254,054
UOL Group, Ltd.	75,470	410,430
Vonovia SE	87,439	5,650,790
Wharf Real Estate Investment Company, Ltd.	271,346	1,577,346
		55,569,559
		307,219,805
Utilities – 2.7%
Electric utilities – 1.5%
ALLETE, Inc.	22,908	1,603,102
Alliant Energy Corp.	33,984	1,894,948
American Electric Power Company, Inc.	67,897	5,743,407
AusNet Services, Ltd.	309,141	405,182
Chubu Electric Power Company, Inc.	104,829	1,282,545
CK Infrastructure Holdings, Ltd.	107,843	642,412
CLP Holdings, Ltd.	267,334	2,642,019
Duke Energy Corp.	104,508	10,317,030

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Edison International	51,551	$2,980,679
EDP - Energias de Portugal SA	451,510	2,395,901
Electricite de France SA	75,631	1,033,580
Elia Group SA/NV	5,025	530,421
Endesa SA (C)	51,661	1,254,111
Enel SpA	1,322,887	12,293,415
Entergy Corp.	27,262	2,718,021
Evergy, Inc.	31,149	1,882,334
Eversource Energy	46,664	3,744,319
Exelon Corp.	132,762	5,882,684
FirstEnergy Corp.	73,895	2,749,633
Fortum OYJ	72,241	1,992,873
Hawaiian Electric Industries, Inc.	29,820	1,260,790
HK Electric Investments & HK Electric Investments, Ltd.	431,000	436,745
Iberdrola SA	939,521	11,457,135
IDACORP, Inc.	13,797	1,345,208
Mercury NZ, Ltd.	110,788	516,316
MGE Energy, Inc.	6,233	463,985
NextEra Energy, Inc.	266,487	19,528,167
NRG Energy, Inc.	33,252	1,340,056
OGE Energy Corp.	54,673	1,839,746
Origin Energy, Ltd.	286,459	967,434
Orsted A/S (B)	30,769	4,318,778
Otter Tail Corp.	7,102	346,649
Pinnacle West Capital Corp.	15,319	1,255,698
PNM Resources, Inc.	37,587	1,833,118
Portland General Electric Company	14,890	686,131
Power Assets Holdings, Ltd.	225,736	1,385,129
PPL Corp.	104,537	2,923,900
Red Electrica Corp. SA (C)	70,405	1,307,152
SSE PLC	169,508	3,520,472
Terna SpA	228,847	1,706,669
The Kansai Electric Power Company, Inc.	114,524	1,092,766
The Southern Company	143,828	8,703,032
Tohoku Electric Power Company, Inc.	69,565	545,418
Tokyo Electric Power Company Holdings, Inc. (A)	248,328	739,465
Verbund AG (C)	11,076	1,020,331
Xcel Energy, Inc.	73,122	4,817,277
		139,346,183
Gas utilities – 0.3%
APA Group	191,909	1,280,537
Atmos Energy Corp.	17,753	1,706,241
Brookfield Infrastructure Corp., Class A	6,168	465,067
Chesapeake Utilities Corp.	2,929	352,447
Enagas SA (C)	40,482	935,658
Hong Kong & China Gas Company, Ltd.	1,821,022	2,827,545
National Fuel Gas Company	24,902	1,301,130
Naturgy Energy Group SA	47,312	1,217,644
New Jersey Resources Corp.	42,513	1,682,239
Northwest Natural Holding Company	5,328	279,827
ONE Gas, Inc.	23,311	1,727,811
Osaka Gas Company, Ltd.	60,975	1,137,725
Snam SpA	327,983	1,897,300
South Jersey Industries, Inc.	17,281	448,096
Southwest Gas Holdings, Inc.	25,257	1,671,761
Spire, Inc.	22,532	1,628,388
Toho Gas Company, Ltd.	11,984	588,343
Tokyo Gas Company, Ltd.	61,196	1,154,259
UGI Corp.	57,002	2,639,763
		24,941,781
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	7,245	182,719
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Clearway Energy, Inc., Class C	12,743	$337,435
EDP Renovaveis SA	46,871	1,087,490
Meridian Energy, Ltd.	208,400	777,014
Ormat Technologies, Inc.	7,572	526,481
Sunnova Energy International, Inc. (A)	14,534	547,350
The AES Corp.	90,519	2,359,830
Uniper SE	14,881	548,265
		6,366,584
Multi-utilities – 0.7%
AGL Energy, Ltd.	101,335	622,584
Ameren Corp.	34,720	2,778,989
Avista Corp.	11,639	496,636
Black Hills Corp.	27,611	1,812,110
CenterPoint Energy, Inc.	78,867	1,933,819
CMS Energy Corp.	39,326	2,323,380
Consolidated Edison, Inc.	46,575	3,340,359
Dominion Energy, Inc.	109,576	8,061,506
DTE Energy Company	26,320	3,411,072
E.ON SE	365,169	4,224,884
Engie SA	297,073	4,073,634
MDU Resources Group, Inc.	54,951	1,722,164
National Grid PLC	577,273	7,342,722
NiSource, Inc.	53,286	1,305,507
NorthWestern Corp.	22,311	1,343,568
Public Service Enterprise Group, Inc.	68,623	4,099,538
RWE AG	104,488	3,788,440
Sempra Energy	42,806	5,670,939
Suez SA (C)	56,212	1,337,363
Unitil Corp.	2,610	138,252
Veolia Environnement SA	87,652	2,649,796
WEC Energy Group, Inc.	42,856	3,812,041
		66,289,303
Water utilities – 0.1%
American States Water Company	6,033	479,985
American Water Works Company, Inc.	24,655	3,800,075
Artesian Resources Corp., Class A	2,546	93,616
Cadiz, Inc. (A)(C)	4,223	57,433
California Water Service Group	8,570	475,978
Essential Utilities, Inc.	61,053	2,790,122
Middlesex Water Company	2,922	238,815
Pure Cycle Corp. (A)	4,818	66,585
Severn Trent PLC	38,854	1,345,037
SJW Group	4,784	302,827
The York Water Company	2,615	118,460
United Utilities Group PLC	110,909	1,496,962
		11,265,895
		248,209,746
TOTAL COMMON STOCKS (Cost $4,317,023,094)		$8,824,255,132
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,250	832,122
Porsche Automobil Holding SE	24,906	2,673,678
Volkswagen AG	30,185	7,568,329
		11,074,129
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	28,977	3,060,375
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	4,263	2,218,925

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	11,304	$550,102
TOTAL PREFERRED SECURITIES (Cost $9,941,317)		$16,903,531
RIGHTS – 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-7-21) (A)(E)	37,897	53,025
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	46,470
TOTAL RIGHTS (Cost $73,641)		$99,495
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	134,344
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	4,800
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	5,722
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	2,643
TOTAL WARRANTS (Cost $15,655)		$147,509
SHORT-TERM INVESTMENTS – 4.8%
U.S. Government – 1.7%
U.S. Cash Management Bill 0.013%, 09/21/2021 *	$17,800,000	17,798,054
U.S. Treasury Bill 0.040%, 08/03/2021 *	136,000,000	135,994,166
		153,792,220
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
0.008%, 08/27/2021 *	11,000,000	10,999,303
0.009%, 07/30/2021 *	5,700,000	5,699,862
0.015%, 07/09/2021 *	4,300,000	4,299,971
0.015%, 08/27/2021 *	13,000,000	12,999,177
0.020%, 07/16/2021 *	4,700,000	4,699,941
0.020%, 09/03/2021 *	100,000,000	99,991,111
0.035%, 08/25/2021 *	7,000,000	6,999,572
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.040%, 07/27/2021 *	$80,000,000	$79,998,266
		225,687,203
Short-term funds – 0.5%
John Hancock Collateral Trust, 0.0324% (F)(G)	4,731,904	47,340,809
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $20,230,000 on 7-1-21, collateralized by $21,321,500 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $20,634,795)	$20,230,000	20,230,000
TOTAL SHORT-TERM INVESTMENTS (Cost $447,059,167)		$447,050,232
Total Investments (Strategic Equity Allocation Trust) (Cost $4,774,112,874) – 99.8%		$9,288,455,899
Other assets and liabilities, net – 0.2%		22,565,222
TOTAL NET ASSETS – 100.0%		$9,311,021,121
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,727	Long	Sep 2021	$202,574,804	$198,959,035	$(3,615,769)
Russell 2000 E-Mini Index Futures	215	Long	Sep 2021	24,789,411	24,808,850	19,439
S&P 500 Index E-Mini Futures	976	Long	Sep 2021	204,663,158	209,283,680	4,620,522
S&P Mid 400 Index E-Mini Futures	105	Long	Sep 2021	28,618,181	28,270,200	(347,981)
						$676,211

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 10.7%
Diversified telecommunication services – 1.0%
AT&T, Inc.	130,688	$3,761,201
ATN International, Inc.	316	14,375
Bandwidth, Inc., Class A (A)	499	68,822
Cincinnati Bell, Inc. (A)	1,094	16,869
Cogent Communications Holdings, Inc.	979	75,275
Consolidated Communications Holdings, Inc. (A)	1,652	14,521
Globalstar, Inc. (A)(B)	32,583	57,998
IDT Corp., Class B (A)	637	23,544
Iridium Communications, Inc. (A)	2,764	110,532
Lumen Technologies, Inc.	21,754	295,637
Ooma, Inc. (A)	511	9,637
ORBCOMM, Inc. (A)	2,046	22,997
Verizon Communications, Inc.	75,245	4,215,977
		8,687,385
Entertainment – 1.9%
Activision Blizzard, Inc.	14,392	1,373,572
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,097	515,618
Cinedigm Corp., Class A (A)	1,164	1,502
Cinemark Holdings, Inc. (A)	2,446	53,690
Electronic Arts, Inc.	5,235	752,950
Endeavor Group Holdings, Inc. (A)	9,527	263,993
Gaia, Inc. (A)(B)	509	5,594
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	32,368
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	208,631
Lions Gate Entertainment Corp., Class B (A)	4,693	85,882
Live Nation Entertainment, Inc. (A)	4,406	385,922
LiveXLive Media, Inc. (A)	610	2,879
Madison Square Garden Entertainment Corp. (A)	499	41,901
Madison Square Garden Sports Corp. (A)	499	86,112
Netflix, Inc. (A)	8,118	4,288,009
ROBLOX Corp., Class A (A)	10,263	923,465
Roku, Inc. (A)	2,453	1,126,540
Sciplay Corp., Class A (A)	2,733	46,324
Take-Two Interactive Software, Inc. (A)	2,246	397,587
The Marcus Corp. (A)	654	13,871
The Walt Disney Company (A)	33,435	5,876,870
Warner Music Group Corp., Class A	9,713	350,057
World Wrestling Entertainment, Inc., Class A	1,652	95,634
Zynga, Inc., Class A (A)	19,797	210,442
		17,139,413
Interactive media and services – 6.0%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	12,262	30,732,487
Angi, Inc., Class A (A)	10,603	143,353
Bumble, Inc., Class A (A)	895	51,552
CarGurus, Inc. (A)	2,365	62,034
Cars.com, Inc. (A)	1,453	20,821
Eventbrite, Inc., Class A (A)	1,808	34,352
EverQuote, Inc., Class A (A)	566	18,497
Facebook, Inc., Class A (A)	51,931	18,056,928
IAC/InterActiveCorp (A)	1,721	265,327
Kubient, Inc. (A)	256	1,462
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	5,576
Match Group, Inc. (A)	4,980	803,025
Pinterest, Inc., Class A (A)	11,654	920,083
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
QuinStreet, Inc. (A)	1,130	$20,995
Snap, Inc., Class A (A)	23,773	1,619,892
Super League Gaming, Inc. (A)	1,312	7,072
TripAdvisor, Inc. (A)	2,658	107,117
TrueCar, Inc. (A)	2,492	14,080
Twitter, Inc. (A)	14,736	1,013,984
Vimeo, Inc. (A)	2,863	140,287
Yelp, Inc. (A)	1,481	59,181
Zillow Group, Inc., Class C (A)	4,332	529,457
ZoomInfo Technologies, Inc., Class A (A)	6,538	341,087
		54,968,717
Media – 1.4%
Altice USA, Inc., Class A (A)	8,719	297,667
AMC Networks, Inc., Class A (A)	962	64,262
Audacy, Inc. (A)	3,101	13,365
Boston Omaha Corp., Class A (A)	528	16,743
Cable One, Inc.	114	218,060
Cardlytics, Inc. (A)	535	67,908
Charter Communications, Inc., Class A (A)	3,412	2,461,587
Clear Channel Outdoor Holdings, Inc. (A)	8,922	23,554
Comcast Corp., Class A	84,640	4,826,173
Discovery, Inc., Series A (A)(B)	9,625	295,295
DISH Network Corp., Class A (A)	9,877	412,859
Emerald Holding, Inc. (A)	1,734	9,346
Entravision Communications Corp., Class A	2,355	15,731
Fox Corp., Class A	11,028	409,470
Gannett Company, Inc. (A)	2,798	15,361
Gray Television, Inc.	2,122	49,655
Hemisphere Media Group, Inc. (A)	614	7,245
iHeartMedia, Inc., Class A (A)	94	2,531
John Wiley & Sons, Inc., Class A	1,105	66,499
Liberty Broadband Corp., Series A (A)	3,357	564,547
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	5,951	277,198
Loral Space & Communications, Inc.	501	19,464
Meredith Corp. (A)	965	41,920
MSG Networks, Inc., Class A (A)	310	4,520
National CineMedia, Inc.	1,758	8,913
News Corp., Class A	11,420	294,293
Nexstar Media Group, Inc., Class A	936	138,416
Omnicom Group, Inc.	4,046	323,640
Saga Communications, Inc., Class A	930	20,135
Scholastic Corp.	780	29,554
Sinclair Broadcast Group, Inc., Class A	1,912	63,517
Sirius XM Holdings, Inc. (B)	78,403	512,756
TechTarget, Inc. (A)	625	48,431
TEGNA, Inc.	4,077	76,485
The EW Scripps Company, Class A	1,766	36,009
The Interpublic Group of Companies, Inc.	7,904	256,801
The New York Times Company, Class A	3,053	132,958
Tremor International, Ltd. (A)	81	797
ViacomCBS, Inc., Class B	11,857	535,936
WideOpenWest, Inc. (A)	1,455	30,133
		12,689,734
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	2,008	22,851
Shenandoah Telecommunications Company	1,051	50,984
Spok Holdings, Inc.	499	4,800
Telephone & Data Systems, Inc.	2,451	55,540
T-Mobile US, Inc. (A)	23,046	3,337,752
United States Cellular Corp. (A)	1,559	56,607
		3,528,534
		97,013,783

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 12.4%
Auto components – 0.2%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	$23,681
Autoliv, Inc.	1,369	133,833
BorgWarner, Inc.	4,199	203,819
Dana, Inc.	3,021	71,779
Dorman Products, Inc. (A)	683	70,807
Fox Factory Holding Corp. (A)	808	125,773
Gentex Corp.	3,814	126,205
Gentherm, Inc. (A)	714	50,730
LCI Industries	524	68,864
Lear Corp.	1,062	186,147
Modine Manufacturing Company (A)	1,173	19,460
Motorcar Parts of America, Inc. (A)	476	10,681
Patrick Industries, Inc.	506	36,938
Standard Motor Products, Inc.	472	20,461
Stoneridge, Inc. (A)	619	18,261
Tenneco, Inc., Class A (A)	1,001	19,339
The Goodyear Tire & Rubber Company (A)	5,858	100,465
Veoneer, Inc. (A)(B)	2,448	56,426
Visteon Corp. (A)	596	72,080
		1,415,749
Automobiles – 1.7%
Arcimoto, Inc. (A)	197	3,386
AYRO, Inc. (A)	733	3,577
Ford Motor Company (A)	74,176	1,102,255
General Motors Company (A)	26,511	1,568,656
Harley-Davidson, Inc.	3,110	142,500
Tesla, Inc. (A)	17,704	12,033,409
Thor Industries, Inc.	1,156	130,628
Winnebago Industries, Inc.	650	44,174
		15,028,585
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	43,615
Funko, Inc., Class A (A)	1,079	22,961
Genuine Parts Company	2,698	341,216
Greenlane Holdings, Inc., Class A (A)(B)	2,197	9,821
LKQ Corp. (A)	5,851	287,986
Pool Corp.	737	338,032
Weyco Group, Inc.	262	5,861
		1,049,492
Diversified consumer services – 0.1%
2U, Inc. (A)	1,345	56,046
Adtalem Global Education, Inc. (A)	976	34,785
American Public Education, Inc. (A)	372	10,542
Bright Horizons Family Solutions, Inc. (A)	1,171	172,266
Carriage Services, Inc.	454	16,784
Chegg, Inc. (A)	2,536	210,767
Coursera, Inc. (A)	784	31,015
frontdoor, Inc. (A)	1,584	78,915
Graham Holdings Company, Class B	8	5,071
Grand Canyon Education, Inc. (A)	934	84,032
H&R Block, Inc.	3,912	91,854
Houghton Mifflin Harcourt Company (A)	2,879	31,784
ITT Educational Services, Inc. (A)	608	3
Laureate Education, Inc., Class A (A)	4,397	63,800
Perdoceo Education Corp. (A)	1,522	18,675
Regis Corp. (A)	845	7,909
Select Interior Concepts, Inc., Class A (A)	642	6,035
Service Corp. International	3,677	197,050
StoneMor, Inc. (A)	3,034	7,949
Strategic Education, Inc.	459	34,912
Stride, Inc. (A)	857	27,535
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Terminix Global Holdings, Inc. (A)	2,398	$114,409
WW International, Inc. (A)	1,417	51,210
XpresSpa Group, Inc. (A)	2,007	3,091
		1,356,439
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	11,378	1,742,427
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	194,035
Bally's Corp. (A)	719	38,905
Biglari Holdings, Inc., Class B (A)	58	9,249
BJ's Restaurants, Inc. (A)	418	20,541
Bloomin' Brands, Inc. (A)	1,832	49,720
Bluegreen Vacations Holding Corp. (A)	1,283	23,094
Booking Holdings, Inc. (A)	748	1,636,691
Boyd Gaming Corp. (A)	2,333	143,456
Brinker International, Inc. (A)	773	47,810
Caesars Entertainment, Inc. (A)	3,382	350,883
Carnival Corp. (A)	17,758	468,101
Carrols Restaurant Group, Inc. (A)	1,021	6,136
Cedar Fair LP (A)	1,175	52,675
Century Casinos, Inc. (A)	691	9,280
Chipotle Mexican Grill, Inc. (A)	526	815,479
Choice Hotels International, Inc.	1,159	137,759
Churchill Downs, Inc.	782	155,039
Chuy's Holdings, Inc. (A)	395	14,718
Cracker Barrel Old Country Store, Inc.	497	73,785
Darden Restaurants, Inc.	2,531	369,501
Dave & Buster's Entertainment, Inc. (A)	654	26,552
Denny's Corp. (A)	1,245	20,530
Dine Brands Global, Inc. (A)	348	31,059
Domino's Pizza, Inc.	710	331,208
Drive Shack, Inc. (A)	1,927	6,378
El Pollo Loco Holdings, Inc. (A)	824	15,071
Everi Holdings, Inc. (A)	1,749	43,620
Expedia Group, Inc. (A)	2,827	462,808
Fiesta Restaurant Group, Inc. (A)	709	9,522
Golden Entertainment, Inc. (A)	617	27,642
Hall of Fame Resort & Entertainment Company (A)	529	2,079
Hilton Grand Vacations, Inc. (A)	1,803	74,626
Hilton Worldwide Holdings, Inc. (A)	4,511	544,117
Hyatt Hotels Corp., Class A (A)	1,966	152,640
Jack in the Box, Inc.	490	54,606
Las Vegas Sands Corp. (A)	14,043	739,926
Marriott International, Inc., Class A (A)	6,139	838,096
Marriott Vacations Worldwide Corp. (A)	878	139,865
McDonald's Corp.	13,213	3,052,071
MGM Resorts International	9,941	423,984
Monarch Casino & Resort, Inc. (A)	382	25,277
Nathan's Famous, Inc.	100	7,132
Noodles & Company (A)	1,045	13,042
Norwegian Cruise Line Holdings, Ltd. (A)	4,498	132,286
Papa John's International, Inc.	670	69,975
Penn National Gaming, Inc. (A)	2,783	212,872
Planet Fitness, Inc., Class A (A)	1,802	135,601
PlayAGS, Inc. (A)	812	8,039
RCI Hospitality Holdings, Inc.	238	15,756
Red Robin Gourmet Burgers, Inc. (A)	308	10,198
Red Rock Resorts, Inc., Class A (A)	2,475	105,188
Restaurant Brands International LP	82	5,250
Royal Caribbean Cruises, Ltd. (A)	4,371	372,759
Ruth's Hospitality Group, Inc. (A)	679	15,637
Scientific Games Corp. (A)	1,986	153,796
SeaWorld Entertainment, Inc. (A)	1,657	82,751
Shake Shack, Inc., Class A (A)	792	84,760

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Six Flags Entertainment Corp. (A)	1,773	$76,735
Starbucks Corp.	21,759	2,432,874
Texas Roadhouse, Inc.	1,455	139,971
The Cheesecake Factory, Inc. (A)	940	50,929
The Wendy's Company	4,472	104,734
Travel + Leisure Company	1,894	112,598
Vail Resorts, Inc. (A)	751	237,707
Wingstop, Inc.	618	97,415
Wyndham Hotels & Resorts, Inc.	1,985	143,496
Wynn Resorts, Ltd. (A)	2,242	274,197
Yum! Brands, Inc.	5,398	620,932
		19,097,620
Household durables – 0.5%
Aterian, Inc. (A)	586	8,573
Bassett Furniture Industries, Inc.	298	7,256
Beazer Homes USA, Inc. (A)	757	14,603
Cavco Industries, Inc. (A)	196	43,549
Century Communities, Inc.	679	45,181
Cricut, Inc., Class A (A)	3,515	149,739
D.R. Horton, Inc.	6,613	597,617
Ethan Allen Interiors, Inc.	592	16,339
Flexsteel Industries, Inc.	230	9,290
GoPro, Inc., Class A (A)	3,474	40,472
Green Brick Partners, Inc. (A)	1,182	26,879
Hamilton Beach Brands Holding Company, Class A	354	7,884
Hamilton Beach Brands Holding Company, Class B	241	5,367
Helen of Troy, Ltd. (A)	477	108,813
Hooker Furniture Corp.	271	9,387
Hovnanian Enterprises, Inc., Class A (A)	148	15,731
Installed Building Products, Inc.	636	77,821
iRobot Corp. (A)	605	56,501
KB Home	1,848	75,251
La-Z-Boy, Inc.	986	36,521
Legacy Housing Corp. (A)	580	9,808
Leggett & Platt, Inc.	2,764	143,203
Lennar Corp., A Shares	5,721	568,381
M/I Homes, Inc. (A)	609	35,730
MDC Holdings, Inc.	1,420	71,852
Meritage Homes Corp. (A)	612	57,577
Mohawk Industries, Inc. (A)	1,330	255,613
Newell Brands, Inc.	8,877	243,851
NVR, Inc. (A)	53	263,585
PulteGroup, Inc.	4,745	258,935
Purple Innovation, Inc. (A)	922	24,350
Skyline Champion Corp. (A)	1,218	64,919
Sonos, Inc. (A)	2,332	82,156
Taylor Morrison Home Corp. (A)	2,853	75,376
Tempur Sealy International, Inc.	4,262	167,028
The Lovesac Company (A)	354	28,246
Toll Brothers, Inc.	2,331	134,755
TopBuild Corp. (A)	712	140,819
Tri Pointe Homes, Inc. (A)	2,144	45,946
Tupperware Brands Corp. (A)	1,115	26,481
Universal Electronics, Inc. (A)	312	15,132
Vizio Holding Corp. (A)	36	972
VOXX International Corp. (A)	1,072	15,019
Whirlpool Corp.	1,133	247,017
		4,329,525
Internet and direct marketing retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	1,394	44,427
1847 Goedeker, Inc. (A)	2,236	8,609
Amazon.com, Inc. (A)	9,239	31,783,638
Chewy, Inc., Class A (A)	7,913	630,745
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
ContextLogic, Inc., Class A (A)	11,179	$147,227
DoorDash, Inc., Class A (A)(B)	6,049	1,078,718
Duluth Holdings, Inc., Class B (A)	700	14,455
eBay, Inc.	12,433	872,921
Etsy, Inc. (A)	2,431	500,397
Groupon, Inc. (A)	624	26,932
Just Eat Takeaway.com NV (A)	2,538	46,344
Lands' End, Inc. (A)	743	30,500
Liquidity Services, Inc. (A)	965	24,559
Magnite, Inc. (A)	1,986	67,206
Overstock.com, Inc. (A)	772	71,178
PetMed Express, Inc.	456	14,524
Poshmark, Inc., Class A (A)	721	34,421
PubMatic, Inc., Class A (A)	494	19,301
Quotient Technology, Inc. (A)	1,851	20,009
Qurate Retail, Inc., Series A	8,500	111,265
Remark Holdings, Inc. (A)	1,705	3,171
Revolve Group, Inc. (A)	1,471	101,352
RumbleON, Inc., Class B (A)	39	1,578
Shutterstock, Inc.	747	73,333
Stamps.com, Inc. (A)	358	71,704
Stitch Fix, Inc., Class A (A)	2,150	129,645
The RealReal, Inc. (A)	1,823	36,022
ThredUp, Inc., Class A (A)	1,343	39,054
Wayfair, Inc., Class A (A)	1,927	608,373
		36,611,608
Leisure products – 0.2%
Acushnet Holdings Corp.	1,579	78,003
American Outdoor Brands, Inc. (A)	307	10,788
Brunswick Corp.	1,697	169,055
Callaway Golf Company (A)	1,981	66,819
Clarus Corp.	526	13,518
Escalade, Inc.	418	9,593
Hasbro, Inc.	2,684	253,692
Hayward Holdings, Inc. (A)	820	21,336
Johnson Outdoors, Inc., Class A	217	26,257
Malibu Boats, Inc., Class A (A)	437	32,045
Marine Products Corp.	742	11,456
MasterCraft Boat Holdings, Inc. (A)	441	11,594
Mattel, Inc. (A)	7,297	146,670
Nautilus, Inc. (A)	464	7,818
Peloton Interactive, Inc., Class A (A)	5,619	696,868
Polaris, Inc.	1,232	168,735
Smith & Wesson Brands, Inc.	1,231	42,716
Sturm Ruger & Company, Inc.	342	30,773
Vista Outdoor, Inc. (A)	1,284	59,424
YETI Holdings, Inc. (A)	1,811	166,286
		2,023,446
Multiline retail – 0.5%
Big Lots, Inc.	827	54,590
Dillard's, Inc., Class A	529	95,686
Dollar General Corp.	4,313	933,290
Dollar Tree, Inc. (A)	4,275	425,363
Kohl's Corp.	3,223	177,620
Macy's, Inc. (A)	6,460	122,482
Nordstrom, Inc. (A)	3,244	118,633
Ollie's Bargain Outlet Holdings, Inc. (A)	1,336	112,398
Target Corp.	9,085	2,196,208
		4,236,270
Specialty retail – 2.2%
Abercrombie & Fitch Company, Class A (A)	1,358	63,052
Advance Auto Parts, Inc.	1,216	249,450
American Eagle Outfitters, Inc.	3,537	132,744

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
America's Car-Mart, Inc. (A)	119	$16,865
Asbury Automotive Group, Inc. (A)	403	69,062
At Home Group, Inc. (A)	1,302	47,966
AutoNation, Inc. (A)	1,625	154,066
AutoZone, Inc. (A)	387	577,489
Barnes & Noble Education, Inc. (A)	1,248	8,998
Bed Bath & Beyond, Inc. (A)	2,528	84,157
Best Buy Company, Inc.	4,684	538,566
Blink Charging Company (A)(B)	688	28,325
Boot Barn Holdings, Inc. (A)	611	51,355
Burlington Stores, Inc. (A)	1,195	384,778
Caleres, Inc.	889	24,261
Camping World Holdings, Inc., Class A	1,893	77,594
CarMax, Inc. (A)	3,061	395,328
Carvana Company (A)	3,262	984,537
Chico's FAS, Inc. (A)	2,691	17,707
Citi Trends, Inc. (A)	286	24,882
Conn's, Inc. (A)	510	13,005
Designer Brands, Inc., Class A (A)	1,564	25,884
Destination XL Group, Inc. (A)	134	507
Dick's Sporting Goods, Inc.	1,834	183,748
Express, Inc. (A)	695	4,511
Five Below, Inc. (A)	1,162	224,580
Floor & Decor Holdings, Inc., Class A (A)	2,115	223,556
Foot Locker, Inc.	1,841	113,461
GameStop Corp., Class A (A)(B)	1,393	298,297
Genesco, Inc. (A)	319	20,314
Group 1 Automotive, Inc.	389	60,073
Guess?, Inc.	1,387	36,617
Haverty Furniture Companies, Inc.	468	20,012
Hibbett, Inc. (A)	399	35,762
L Brands, Inc.	5,296	381,630
Leslie's, Inc. (A)	624	17,154
Lithia Motors, Inc.	485	166,665
Lowe's Companies, Inc.	13,002	2,521,998
Lumber Liquidators Holdings, Inc. (A)	701	14,791
MarineMax, Inc. (A)	503	24,516
Monro, Inc.	705	44,775
Murphy USA, Inc.	538	71,753
National Vision Holdings, Inc. (A)	1,673	85,540
O'Reilly Automotive, Inc. (A)	1,240	702,100
Party City Holdco, Inc. (A)	1,740	16,234
Penske Automotive Group, Inc.	1,591	120,105
Rent-A-Center, Inc.	1,196	63,472
RH (A)	398	270,242
Ross Stores, Inc.	6,421	796,204
Sally Beauty Holdings, Inc. (A)	2,432	53,674
Shoe Carnival, Inc.	302	21,620
Signet Jewelers, Ltd. (A)	1,125	90,889
Sleep Number Corp. (A)	608	66,850
Sonic Automotive, Inc., Class A	881	39,416
Sportsman's Warehouse Holdings, Inc. (A)	611	10,857
The Aaron's Company, Inc.	707	22,617
The Buckle, Inc.	978	48,656
The Cato Corp., Class A	560	9,447
The Children's Place, Inc. (A)	330	30,710
The Container Store Group, Inc. (A)	658	8,580
The Gap, Inc.	7,254	244,097
The Home Depot, Inc.	19,456	6,204,324
The ODP Corp. (A)	1,563	75,040
The TJX Companies, Inc.	21,978	1,481,757
Tilly's, Inc., Class A	701	11,202
Tractor Supply Company	2,217	412,495
Ulta Beauty, Inc. (A)	1,059	366,170
Urban Outfitters, Inc. (A)	2,057	84,790
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Vroom, Inc. (A)	1,684	$70,492
Williams-Sonoma, Inc.	1,458	232,770
Winmark Corp.	75	14,406
Zumiez, Inc. (A)	551	26,993
		20,116,540
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	772	79,647
Columbia Sportswear Company	1,104	108,589
Crocs, Inc. (A)	1,447	168,604
Culp, Inc.	350	5,705
Deckers Outdoor Corp. (A)	498	191,267
Fossil Group, Inc. (A)	1,160	16,565
G-III Apparel Group, Ltd. (A)	1,025	33,682
Hanesbrands, Inc.	6,891	128,655
Kontoor Brands, Inc.	1,195	67,410
Levi Strauss & Company, Class A	7,699	213,416
Movado Group, Inc.	510	16,050
NIKE, Inc., Class B	28,917	4,467,387
Oxford Industries, Inc.	352	34,792
PVH Corp. (A)	1,528	164,398
Ralph Lauren Corp.	1,384	163,049
Rocky Brands, Inc.	193	10,731
Skechers USA, Inc., Class A (A)	3,142	156,566
Steven Madden, Ltd.	1,594	69,753
Superior Group of Companies, Inc.	407	9,731
Tapestry, Inc. (A)	5,678	246,879
Under Armour, Inc., Class A (A)	9,445	199,762
Unifi, Inc. (A)	438	10,670
Vera Bradley, Inc. (A)	773	9,577
VF Corp.	7,014	575,429
Wolverine World Wide, Inc.	1,702	57,255
		7,205,569
		112,470,843
Consumer staples – 5.6%
Beverages – 1.3%
Brown-Forman Corp., Class B	8,649	648,156
Celsius Holdings, Inc. (A)	1,510	114,896
Coca-Cola Consolidated, Inc.	196	78,817
Constellation Brands, Inc., Class A	3,515	822,123
Keurig Dr. Pepper, Inc.	27,260	960,642
MGP Ingredients, Inc.	345	23,336
Molson Coors Beverage Company, Class B (A)	3,946	211,861
Monster Beverage Corp. (A)	9,915	905,735
National Beverage Corp.	1,990	93,988
NewAge, Inc. (A)	1,610	3,590
PepsiCo, Inc.	25,092	3,717,882
Primo Water Corp.	546	9,135
The Boston Beer Company, Inc., Class A (A)	240	244,992
The Coca-Cola Company	78,888	4,268,630
		12,103,783
Food and staples retailing – 1.5%
Albertsons Companies, Inc., Class A (B)	8,787	172,752
BJ's Wholesale Club Holdings, Inc. (A)	2,669	126,991
Casey's General Stores, Inc.	646	125,737
Costco Wholesale Corp.	8,015	3,171,295
Grocery Outlet Holding Corp. (A)	1,883	65,265
HF Foods Group, Inc. (A)	1,021	5,401
Ingles Markets, Inc., Class A	443	25,814
Natural Grocers by Vitamin Cottage, Inc.	601	6,455
Performance Food Group Company (A)	2,332	113,079
PriceSmart, Inc.	644	58,610
Rite Aid Corp. (A)	1,197	19,511

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
SpartanNash Company	869	$16,780
Sprouts Farmers Market, Inc. (A)	2,519	62,597
Sysco Corp.	9,614	747,489
The Andersons, Inc.	755	23,050
The Chefs' Warehouse, Inc. (A)	665	21,167
The Kroger Company	13,834	529,981
U.S. Foods Holding Corp. (A)	4,546	174,385
United Natural Foods, Inc. (A)	1,210	44,746
Village Super Market, Inc., Class A	374	8,793
Walgreens Boots Alliance, Inc.	15,828	832,711
Walmart, Inc.	51,237	7,225,442
Weis Markets, Inc.	558	28,826
		13,606,877
Food products – 1.0%
Alico, Inc.	195	6,942
Archer-Daniels-Midland Company	10,167	616,120
B&G Foods, Inc. (B)	1,345	44,116
Beyond Meat, Inc. (A)	1,287	202,690
Bunge, Ltd.	2,731	213,428
Calavo Growers, Inc.	372	23,592
Cal-Maine Foods, Inc.	948	34,327
Campbell Soup Company	5,758	262,507
Conagra Brands, Inc.	9,157	333,132
Darling Ingredients, Inc. (A)	3,349	226,058
Flowers Foods, Inc.	4,259	103,068
Fresh Del Monte Produce, Inc.	1,036	34,064
Freshpet, Inc. (A)	763	124,338
General Mills, Inc.	11,113	677,115
Hormel Foods Corp.	8,327	397,614
Hostess Brands, Inc. (A)	2,739	44,344
Ingredion, Inc.	1,127	101,994
J&J Snack Foods Corp.	393	68,543
John B. Sanfilippo & Son, Inc.	247	21,877
Kellogg Company	6,139	394,922
Lamb Weston Holdings, Inc.	2,892	233,269
Lancaster Colony Corp.	432	83,596
Landec Corp. (A)	729	8,201
Limoneira Company	402	7,055
McCormick & Company, Inc.	4,936	435,948
Mondelez International, Inc., Class A	25,253	1,576,797
Pilgrim's Pride Corp. (A)	4,994	110,767
Post Holdings, Inc. (A)	1,233	133,744
Sanderson Farms, Inc.	465	87,406
Seaboard Corp.	17	65,768
Seneca Foods Corp., Class A (A)	231	11,799
The Hain Celestial Group, Inc. (A)	2,077	83,329
The Hershey Company	3,776	657,704
The J.M. Smucker Company	1,442	186,840
The Kraft Heinz Company	22,286	908,823
The Simply Good Foods Company (A)	1,921	70,136
Tootsie Roll Industries, Inc. (B)	1,302	44,151
TreeHouse Foods, Inc. (A)	1,183	52,667
Tyson Foods, Inc., Class A	6,498	479,292
		9,168,083
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	1,200	57,960
Church & Dwight Company, Inc.	4,606	392,523
Colgate-Palmolive Company	15,543	1,264,423
Energizer Holdings, Inc.	1,450	62,321
Kimberly-Clark Corp.	5,663	757,596
Oil-Dri Corp. of America	183	6,255
Reynolds Consumer Products, Inc.	1,546	46,921
Spectrum Brands Holdings, Inc.	994	84,530
The Clorox Company	2,297	413,253
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	44,679	$6,028,537
WD-40 Company	246	63,047
		9,177,366
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	18,585
Coty, Inc., Class A (A)	15,881	148,329
Edgewell Personal Care Company	1,170	51,363
elf Beauty, Inc. (A)	1,098	29,800
Herbalife Nutrition, Ltd. (A)	2,538	133,829
Inter Parfums, Inc.	645	46,440
Medifast, Inc.	247	69,896
Nature's Sunshine Products, Inc.	585	10,161
Nu Skin Enterprises, Inc., Class A	1,184	67,074
Revlon, Inc., Class A (A)	1,150	14,766
The Estee Lauder Companies, Inc., Class A	6,714	2,135,589
USANA Health Sciences, Inc. (A)	464	47,528
Veru, Inc. (A)	1,088	8,780
		2,782,140
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,359	15,552
Altria Group, Inc.	34,366	1,638,571
Philip Morris International, Inc.	28,573	2,831,870
Turning Point Brands, Inc.	443	20,276
Universal Corp.	441	25,124
Vector Group, Ltd.	3,163	44,725
		4,576,118
		51,414,367
Energy – 3.0%
Energy equipment and services – 0.3%
Archrock, Inc.	3,041	27,095
Aspen Aerogels, Inc. (A)	761	22,769
Baker Hughes Company	20,338	465,130
Bristow Group, Inc. (A)	201	5,148
Cactus, Inc., Class A	1,614	59,266
ChampionX Corp. (A)	1,683	43,169
DMC Global, Inc. (A)	314	17,650
Dril-Quip, Inc. (A)	785	26,557
Exterran Corp. (A)	5,600	26,656
Halliburton Company	16,791	388,208
Helix Energy Solutions Group, Inc. (A)	3,143	17,947
Helmerich & Payne, Inc.	2,298	74,984
ION Geophysical Corp. (A)	100	209
Liberty Oilfield Services, Inc., Class A (A)	2,453	34,734
Nabors Industries, Ltd. (A)	193	22,048
National Energy Services Reunited Corp. (A)	1,682	23,969
Newpark Resources, Inc. (A)	2,201	7,615
NexTier Oilfield Solutions, Inc. (A)	4,501	21,425
NOV, Inc. (A)	8,165	125,088
Oceaneering International, Inc. (A)	2,236	34,815
Oil States International, Inc. (A)	1,360	10,676
Patterson-UTI Energy, Inc.	4,413	43,865
ProPetro Holding Corp. (A)	1,939	17,761
RPC, Inc. (A)	4,420	21,879
Schlumberger NV	26,793	857,644
Select Energy Services, Inc., Class A (A)	2,472	14,931
Solaris Oilfield Infrastructure, Inc., Class A	1,111	10,821
Tidewater, Inc. (A)	820	9,881
USA Compression Partners LP	2,120	34,938
		2,466,878
Oil, gas and consumable fuels – 2.7%
Aemetis, Inc. (A)	664	7,417

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Alliance Resource Partners LP	2,793	$20,138
Antero Midstream Corp.	10,691	111,079
Antero Resources Corp. (A)	6,209	93,321
APA Corp.	7,916	171,223
Arch Resources, Inc. (A)	237	13,504
Black Stone Minerals LP	4,760	51,170
BP Midstream Partners LP	1,216	17,608
Brigham Minerals, Inc., Class A	1,168	24,867
Cabot Oil & Gas Corp.	7,705	134,529
Callon Petroleum Company (A)	748	43,152
Calumet Specialty Products Partners LP (A)	1,998	13,726
Centennial Resource Development, Inc., Class A (A)	5,329	36,131
Cheniere Energy, Inc. (A)	4,797	416,092
Chevron Corp.	35,846	3,754,510
Cimarex Energy Company	2,170	157,217
Clean Energy Fuels Corp. (A)	4,677	47,472
CNX Resources Corp. (A)	4,966	67,836
Comstock Resources, Inc. (A)	3,787	25,259
ConocoPhillips	25,493	1,552,524
CONSOL Energy, Inc. (A)	813	15,016
Contango Oil & Gas Company (A)	2,538	10,964
Continental Resources, Inc.	7,747	294,618
Crestwood Equity Partners LP	1,581	47,398
CrossAmerica Partners LP	693	13,209
DCP Midstream LP	3,986	122,330
Delek Logistics Partners LP	486	20,393
Delek US Holdings, Inc.	1,558	33,684
Denbury, Inc. (A)	6	461
Devon Energy Corp.	12,660	369,545
Diamond S Shipping, Inc. (A)	946	9,422
Diamondback Energy, Inc.	3,607	338,661
Dorchester Minerals LP	821	13,834
Dorian LPG, Ltd. (A)	943	13,315
Enable Midstream Partners LP	9,301	84,732
Energy Transfer LP	50,779	539,781
EnLink Midstream LLC (A)	10,548	67,402
Enterprise Products Partners LP	38,219	922,224
Enviva Partners LP	728	38,154
EOG Resources, Inc.	11,459	956,139
EQT Corp. (A)	5,432	120,916
Equitrans Midstream Corp. (B)	9,307	79,203
Exxon Mobil Corp.	78,073	4,924,845
Genesis Energy LP	2,697	31,312
Gevo, Inc. (A)	3,343	24,304
Global Partners LP	828	21,462
Green Plains Partners LP	503	6,438
Green Plains, Inc. (A)	849	28,543
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,383	557,364
Hess Midstream LP, Class A	701	17,700
Holly Energy Partners LP	2,024	45,803
HollyFrontier Corp.	3,388	111,465
Kimbell Royalty Partners LP	1,094	14,058
Kinder Morgan, Inc.	40,181	732,500
Laredo Petroleum, Inc. (A)	213	19,764
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	2,130	104,178
Magnolia Oil & Gas Corp., Class A (A)	5,625	87,919
Marathon Oil Corp.	16,893	230,083
Marathon Petroleum Corp.	11,987	724,255
Matador Resources Company	2,421	87,180
Meta Materials, Inc. (A)	1,228	9,198
MPLX LP	20,258	599,839
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	2,339	$54,452
NACCO Industries, Inc., Class A	187	4,869
Natural Resource Partners LP	290	6,148
New Fortress Energy, Inc.	3,618	137,050
Northern Oil and Gas, Inc.	765	15,889
NuStar Energy LP	2,314	41,768
Oasis Midstream Partners LP	640	15,008
Occidental Petroleum Corp.	18,678	584,061
ONEOK, Inc.	8,642	480,841
Ovintiv, Inc.	2,983	93,875
PBF Energy, Inc., Class A (A)	2,549	39,000
PBF Logistics LP	1,384	20,594
PDC Energy, Inc.	2,080	95,243
Peabody Energy Corp. (A)	2,003	15,884
Phillips 66	8,201	703,810
Phillips 66 Partners LP	4,581	180,766
Pioneer Natural Resources Company	4,258	692,010
Plains All American Pipeline LP	14,426	163,879
Plains GP Holdings LP, Class A (A)	3,615	43,163
Range Resources Corp. (A)	5,163	86,532
Rattler Midstream LP	2,920	31,886
Renewable Energy Group, Inc. (A)	765	47,690
REX American Resources Corp. (A)	157	14,158
SFL Corp., Ltd.	2,278	17,427
Shell Midstream Partners LP	4,939	72,949
SM Energy Company	2,203	54,260
Southwestern Energy Company (A)	11,510	65,262
Sprague Resources LP	617	15,622
Sunoco LP	1,255	47,314
Talos Energy, Inc. (A)	1,089	17,032
Targa Resources Corp.	4,623	205,492
Teekay Corp. (A)	2,383	8,865
Tellurian, Inc. (A)	6,548	30,448
The Williams Companies, Inc.	22,560	598,968
Uranium Energy Corp. (A)	5,616	14,939
Valero Energy Corp.	7,619	594,892
Vertex Energy, Inc. (A)	325	4,300
Viper Energy Partners LP	3,095	58,279
W&T Offshore, Inc. (A)	3,249	15,758
Western Midstream Partners LP	9,432	202,033
World Fuel Services Corp.	1,250	39,663
		24,880,465
		27,347,343
Financials – 11.1%
Banks – 4.1%
1st Source Corp.	559	25,971
Allegiance Bancshares, Inc.	511	19,643
Altabancorp	486	21,049
Amerant Bancorp, Inc. (A)	977	20,888
American National Bankshares, Inc.	218	6,778
Ameris Bancorp	1,477	74,781
Ames National Corp.	260	6,373
Arrow Financial Corp.	430	15,459
Associated Banc-Corp.	3,340	68,403
Atlantic Union Bankshares Corp.	1,721	62,335
Banc of California, Inc.	1,198	21,013
BancFirst Corp.	701	43,763
BancorpSouth Bank	2,204	62,439
Bank of America Corp.	157,031	6,474,388
Bank of Hawaii Corp.	693	58,364
Bank of Marin Bancorp	328	10,463
Bank OZK	2,740	115,518
BankFinancial Corp.	481	5,503
BankUnited, Inc.	1,987	84,825
Bankwell Financial Group, Inc.	211	5,832

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	760	$41,200
Bar Harbor Bankshares	435	12,450
BayCom Corp. (A)	336	6,031
BCB Bancorp, Inc.	577	7,761
Berkshire Hills Bancorp, Inc.	1,082	29,658
BOK Financial Corp.	1,118	96,819
Boston Private Financial Holdings, Inc.	1,849	27,273
Brookline Bancorp, Inc.	1,813	27,104
Bryn Mawr Bank Corp.	470	19,829
Business First Bancshares, Inc.	293	6,724
Byline Bancorp, Inc.	825	18,670
Cadence BanCorp	2,753	57,483
Cambridge Bancorp	93	7,718
Camden National Corp.	400	19,104
Capital City Bank Group, Inc.	465	11,992
Capstar Financial Holdings, Inc.	374	7,667
Cathay General Bancorp	1,283	50,499
CBTX, Inc.	597	16,304
Central Pacific Financial Corp.	579	15,089
Central Valley Community Bancorp	357	7,194
Century Bancorp, Inc., Class A	144	16,416
Chemung Financial Corp.	161	7,134
CIT Group, Inc.	1,914	98,743
Citigroup, Inc.	37,286	2,637,985
Citizens & Northern Corp.	324	7,938
Citizens Financial Group, Inc.	7,415	340,126
City Holding Company	404	30,397
Civista Bancshares, Inc.	342	7,558
CNB Financial Corp.	426	9,721
Codorus Valley Bancorp, Inc.	267	5,351
Columbia Banking System, Inc.	1,531	59,035
Comerica, Inc.	2,798	199,609
Commerce Bancshares, Inc.	1,493	111,318
Community Bank System, Inc.	871	65,891
Community Trust Bancorp, Inc.	310	12,518
ConnectOne Bancorp, Inc.	882	23,082
County Bancorp, Inc.	219	7,437
Cullen/Frost Bankers, Inc.	1,225	137,200
Customers Bancorp, Inc. (A)	739	28,814
CVB Financial Corp.	2,726	56,128
Dime Community Bancshares, Inc.	925	31,099
Eagle Bancorp, Inc.	547	30,676
East West Bancorp, Inc.	2,760	197,864
Enterprise Bancorp, Inc.	327	10,709
Enterprise Financial Services Corp.	619	28,715
Equity Bancshares, Inc., Class A (A)	331	10,092
Esquire Financial Holdings, Inc. (A)	291	6,897
Farmers & Merchants Bancorp, Inc.	233	5,084
FB Financial Corp.	964	35,976
Fidelity D&D Bancorp, Inc.	112	6,059
Fifth Third Bancorp	13,422	513,123
Financial Institutions, Inc.	417	12,510
First Bancorp (North Carolina)	687	28,105
First Bancorp (Puerto Rico)	3,172	37,810
First Busey Corp.	1,265	31,195
First Choice Bancorp	327	9,957
First Citizens BancShares, Inc., Class A	154	128,242
First Commonwealth Financial Corp.	2,106	29,631
First Community Bankshares, Inc.	247	7,373
First Financial Bancorp	2,135	50,450
First Financial Bankshares, Inc.	2,882	141,593
First Financial Corp.	338	13,797
First Financial Northwest, Inc.	388	5,878
First Hawaiian, Inc.	2,646	74,988
First Horizon Corp.	11,597	200,396
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Internet Bancorp	224	$6,940
First Interstate BancSystem, Inc., Class A	1,351	56,512
First Merchants Corp.	1,156	48,171
First Midwest Bancorp, Inc.	2,364	46,878
First Republic Bank	3,128	585,468
Flushing Financial Corp.	465	9,965
FNB Corp.	6,123	75,497
Fulton Financial Corp.	3,475	54,836
FVCBankcorp, Inc. (A)	432	7,456
German American Bancorp, Inc.	635	23,622
Glacier Bancorp, Inc.	1,839	101,292
Great Southern Bancorp, Inc.	369	19,889
Great Western Bancorp, Inc.	1,212	39,741
Guaranty Bancshares, Inc.	278	9,471
Hancock Whitney Corp.	1,856	82,481
Hanmi Financial Corp.	645	12,294
HarborOne Bancorp, Inc.	1,624	23,288
Heartland Financial USA, Inc.	771	36,229
Heritage Commerce Corp.	1,034	11,508
Heritage Financial Corp.	813	20,341
Hilltop Holdings, Inc.	1,830	66,612
Home BancShares, Inc.	3,528	87,071
Hope Bancorp, Inc.	2,740	38,853
Horizon Bancorp, Inc.	951	16,576
Huntington Bancshares, Inc.	28,529	407,109
Independent Bank Corp. (Massachusetts)	730	55,115
Independent Bank Corp. (Michigan)	561	12,179
Independent Bank Group, Inc.	910	67,322
International Bancshares Corp.	1,166	50,068
Investar Holding Corp.	319	7,302
Investors Bancorp, Inc.	5,218	74,409
JPMorgan Chase & Co.	55,188	8,583,942
KeyCorp	17,951	370,688
Lakeland Bancorp, Inc.	1,308	22,864
Lakeland Financial Corp.	529	32,608
Live Oak Bancshares, Inc.	1,032	60,888
M&T Bank Corp.	1,974	286,842
Macatawa Bank Corp.	926	8,103
Mercantile Bank Corp.	434	13,107
Metropolitan Bank Holding Corp. (A)	184	11,080
Midland States Bancorp, Inc.	539	14,160
MidWestOne Financial Group, Inc.	336	9,667
MVB Financial Corp.	370	15,784
National Bank Holdings Corp., Class A	721	27,211
National Bankshares, Inc.	188	6,582
NBT Bancorp, Inc.	501	18,021
Northrim BanCorp, Inc.	222	9,491
Norwood Financial Corp.	211	5,486
OceanFirst Financial Corp.	1,155	24,070
OFG Bancorp	1,197	26,478
Old National Bancorp	1,685	29,673
Old Second Bancorp, Inc.	816	10,118
Origin Bancorp, Inc.	516	21,909
Pacific Mercantile Bancorp (A)	820	7,052
Pacific Premier Bancorp, Inc.	1,278	54,047
PacWest Bancorp	2,507	103,188
Park National Corp.	210	24,658
Peapack-Gladstone Financial Corp.	485	15,069
Penns Woods Bancorp, Inc.	222	5,288
Peoples Bancorp of North Carolina, Inc.	237	6,115
Peoples Bancorp, Inc.	508	15,047
People's United Financial, Inc.	7,377	126,442
Pinnacle Financial Partners, Inc.	1,458	128,727
Popular, Inc.	774	58,089
Preferred Bank	341	21,575

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	466	$7,852
Primis Financial Corp.	655	9,995
Prosperity Bancshares, Inc.	925	66,415
QCR Holdings, Inc.	353	16,976
RBB Bancorp	407	9,858
Red River Bancshares, Inc.	155	7,829
Regions Financial Corp.	18,970	382,815
Renasant Corp.	1,124	44,960
Republic Bancorp, Inc., Class A	425	19,605
Republic First Bancorp, Inc. (A)	1,584	6,320
S&T Bancorp, Inc.	768	24,038
Sandy Spring Bancorp, Inc.	750	33,098
Seacoast Banking Corp. of Florida	1,186	40,502
ServisFirst Bancshares, Inc.	1,156	78,585
Shore Bancshares, Inc.	488	8,174
Sierra Bancorp	373	9,493
Signature Bank	1,007	247,370
Silvergate Capital Corp., Class A (A)	187	21,191
Simmons First National Corp., Class A	1,970	57,800
South Plains Financial, Inc.	426	9,853
South State Corp.	1,520	124,275
Southern First Bancshares, Inc. (A)	207	10,590
Southside Bancshares, Inc.	820	31,349
Spirit of Texas Bancshares, Inc.	334	7,629
Sterling Bancorp	4,249	105,333
Stock Yards Bancorp, Inc.	419	21,323
Summit Financial Group, Inc.	334	7,351
SVB Financial Group (A)	1,031	573,679
Synovus Financial Corp.	3,073	134,843
Texas Capital Bancshares, Inc. (A)	1,066	67,680
The Bancorp, Inc. (A)	1,397	32,145
The Bank of Princeton	248	7,110
The First Bancorp, Inc.	302	8,894
The First of Long Island Corp.	648	13,757
The PNC Financial Services Group, Inc.	7,425	1,416,393
Tompkins Financial Corp.	330	25,595
Towne Bank	1,674	50,923
TriCo Bancshares	636	27,081
TriState Capital Holdings, Inc. (A)	738	15,048
Triumph Bancorp, Inc. (A)	556	41,283
Truist Financial Corp.	24,521	1,360,916
Trustmark Corp.	1,219	37,545
U.S. Bancorp	26,866	1,530,556
UMB Financial Corp.	817	76,030
Umpqua Holdings Corp.	4,684	86,420
United Bankshares, Inc.	2,146	78,329
United Community Banks, Inc.	1,695	54,257
Unity Bancorp, Inc.	355	7,828
Univest Financial Corp.	733	19,329
Valley National Bancorp	8,535	114,625
Veritex Holdings, Inc.	1,194	42,280
Washington Trust Bancorp, Inc.	335	17,202
Webster Financial Corp.	1,950	104,013
Wells Fargo & Company	75,236	3,407,438
WesBanco, Inc.	1,220	43,469
West BanCorp, Inc.	463	12,848
Western Alliance Bancorp	2,053	190,621
Wintrust Financial Corp.	1,205	91,134
Zions Bancorp NA	2,947	155,778
		36,785,169
Capital markets – 3.1%
Affiliated Managers Group, Inc.	862	132,929
AllianceBernstein Holding LP	2,024	94,237
Ameriprise Financial, Inc.	2,156	536,585
Apollo Investment Corp.	1,528	20,857
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Ares Capital Corp.	9,043	$177,152
Ares Management Corp., Class A	4,922	312,990
Artisan Partners Asset Management, Inc., Class A	1,655	84,107
AssetMark Financial Holdings, Inc. (A)	1,278	32,027
Associated Capital Group, Inc., Class A	454	17,642
Bain Capital Specialty Finance, Inc.	1,190	18,207
Barings BDC, Inc.	1,926	20,339
BGC Partners, Inc., Class A	7,348	41,663
BlackRock Capital Investment Corp.	2,127	8,359
BlackRock TCP Capital Corp.	1,134	15,672
BlackRock, Inc.	2,753	2,408,792
Blucora, Inc. (A)	1,076	18,626
Capital Southwest Corp.	445	10,337
Cboe Global Markets, Inc.	2,224	264,767
CME Group, Inc.	6,543	1,391,565
Cohen & Steers, Inc.	999	82,008
Coinbase Global, Inc., Class A (A)	2,436	617,039
Cowen, Inc., Class A	420	17,241
Diamond Hill Investment Group, Inc.	83	13,887
Donnelley Financial Solutions, Inc. (A)	800	26,400
Ellington Financial, Inc.	880	16,852
Evercore, Inc., Class A	822	115,713
FactSet Research Systems, Inc.	632	212,106
Federated Hermes, Inc.	2,126	72,093
Fidus Investment Corp.	605	10,285
Focus Financial Partners, Inc., Class A (A)	1,482	71,877
Franklin Resources, Inc.	9,694	310,111
FS KKR Capital Corp.	2,679	57,625
GAMCO Investors, Inc., Class A	443	11,119
Gladstone Capital Corp.	801	9,155
Gladstone Investment Corp.	797	11,485
Goldman Sachs BDC, Inc.	967	18,953
Golub Capital BDC, Inc.	1,363	21,017
Hamilton Lane, Inc., Class A	1,102	100,414
Hercules Capital, Inc.	2,271	38,743
Houlihan Lokey, Inc.	1,374	112,379
Interactive Brokers Group, Inc., Class A	1,612	105,957
Intercontinental Exchange, Inc.	9,890	1,173,943
Invesco, Ltd.	9,289	248,295
Jefferies Financial Group, Inc.	4,417	151,061
Lazard, Ltd., Class A	2,202	99,641
LPL Financial Holdings, Inc.	1,599	215,833
Main Street Capital Corp. (B)	1,316	54,074
MarketAxess Holdings, Inc.	745	345,375
Moelis & Company, Class A	1,274	72,478
Monroe Capital Corp.	561	6,020
Moody's Corp.	3,397	1,230,971
Morgan Stanley	34,141	3,130,388
Morningstar, Inc.	870	223,686
MSCI, Inc.	1,518	809,215
Nasdaq, Inc.	2,789	490,306
New Mountain Finance Corp.	2,060	27,130
Newtek Business Services Corp.	477	16,657
Northern Trust Corp.	2,844	328,823
Oaktree Specialty Lending Corp.	2,519	16,852
Oppenheimer Holdings, Inc., Class A	169	8,592
Oxford Square Capital Corp.	1,411	6,928
P10 Holdings, Inc. (A)	951	7,009
PennantPark Floating Rate Capital, Ltd.	874	11,117
PennantPark Investment Corp.	1,841	12,298
Piper Sandler Companies	319	41,330
Portman Ridge Finance Corp.	3,400	8,092
Prospect Capital Corp. (B)	8,135	68,253

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Pzena Investment Management, Inc., Class A	1,693	$18,640
Raymond James Financial, Inc.	2,520	327,348
S&P Global, Inc.	4,393	1,803,107
Sculptor Capital Management, Inc.	1,110	27,295
SEI Investments Company	3,042	188,513
Sixth Street Specialty Lending, Inc.	1,483	32,908
SLR Investment Corp.	825	15,378
SLR Senior Investment Corp.	444	6,744
State Street Corp.	6,290	517,541
Stellus Capital Investment Corp.	500	6,295
Stifel Financial Corp.	2,154	139,708
StoneX Group, Inc. (A)	429	26,027
T. Rowe Price Group, Inc.	4,268	844,936
TCG BDC, Inc.	1,406	18,573
The Bank of New York Mellon Corp.	15,350	786,381
The Blackstone Group, Inc.	13,083	1,270,883
The Carlyle Group, Inc.	6,916	321,456
The Charles Schwab Corp.	33,989	2,474,739
The Goldman Sachs Group, Inc.	6,141	2,330,694
Tradeweb Markets, Inc., Class A	4,644	392,697
TriplePoint Venture Growth BDC Corp.	568	8,628
Victory Capital Holdings, Inc., Class A	1,470	47,466
Virtu Financial, Inc., Class A	3,969	109,663
Virtus Investment Partners, Inc.	128	35,555
WhiteHorse Finance, Inc.	557	8,299
WisdomTree Investments, Inc.	3,569	22,128
		28,245,281
Consumer finance – 0.7%
Ally Financial, Inc.	7,150	356,356
American Express Company	14,768	2,440,117
Capital One Financial Corp.	8,178	1,265,055
Credit Acceptance Corp. (A)(B)	376	170,745
Curo Group Holdings Corp.	965	16,405
Discover Financial Services	5,663	669,876
Elevate Credit, Inc. (A)	6,779	24,201
Encore Capital Group, Inc. (A)	680	32,225
Enova International, Inc. (A)	921	31,507
EZCORP, Inc., Class A (A)	1,448	8,731
FirstCash, Inc.	887	67,802
Green Dot Corp., Class A (A)	1,090	51,067
LendingTree, Inc. (A)	274	58,055
Navient Corp.	3,015	58,280
OneMain Holdings, Inc.	2,771	166,011
Oportun Financial Corp. (A)	399	7,992
PRA Group, Inc. (A)	990	38,085
PROG Holdings, Inc. (A)	1,414	68,056
Regional Management Corp.	265	12,333
Santander Consumer USA Holdings, Inc.	5,571	202,339
SLM Corp.	6,752	141,387
Synchrony Financial	11,015	534,448
Upstart Holdings, Inc. (A)(B)	1,380	172,362
World Acceptance Corp. (A)	179	28,683
		6,622,118
Diversified financial services – 1.3%
Berkshire Hathaway, Inc., Class B (A)	41,557	11,549,521
Equitable Holdings, Inc.	8,723	265,615
GWG Holdings, Inc. (A)	813	5,797
NewStar Financial, Inc. (A)(C)	1,204	122
Voya Financial, Inc.	2,500	153,750
		11,974,805
Insurance – 1.5%
Aflac, Inc.	11,866	636,730
Alleghany Corp. (A)	83	55,367
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life Holding Company	1,048	$33,871
American Financial Group, Inc.	1,743	217,387
American International Group, Inc.	16,819	800,584
American National Group, Inc.	253	37,583
AMERISAFE, Inc.	412	24,592
Arch Capital Group, Ltd. (A)	8,141	317,011
Argo Group International Holdings, Ltd.	742	38,458
Arthur J. Gallagher & Company	3,634	509,051
Assurant, Inc.	1,215	189,759
Assured Guaranty, Ltd.	1,401	66,519
Axis Capital Holdings, Ltd.	1,773	86,895
Brighthouse Financial, Inc. (A)	1,248	56,834
Brown & Brown, Inc.	5,270	280,048
BRP Group, Inc., Class A (A)	1,080	28,782
Cincinnati Financial Corp.	3,266	380,881
Citizens, Inc. (A)	1,370	7,247
CNA Financial Corp.	5,170	235,183
CNO Financial Group, Inc.	3,245	76,647
Crawford & Company, Class B	1,283	11,034
Donegal Group, Inc., Class A	786	11,452
eHealth, Inc. (A)	490	28,616
Employers Holdings, Inc.	692	29,618
Enstar Group, Ltd. (A)	169	40,377
Erie Indemnity Company, Class A	826	159,707
Everest Re Group, Ltd.	646	162,798
Fidelity National Financial, Inc.	5,699	247,679
First American Financial Corp.	2,271	141,597
Genworth Financial, Inc., Class A (A)	10,791	42,085
Globe Life, Inc.	1,233	117,443
GoHealth, Inc., Class A (A)	3,818	42,800
Goosehead Insurance, Inc., Class A	767	97,639
HCI Group, Inc.	204	20,284
Heritage Insurance Holdings, Inc.	734	6,298
Horace Mann Educators Corp.	900	33,678
Independence Holding Company	356	16,490
Investors Title Company	50	8,732
Kemper Corp.	1,387	102,499
Kinsale Capital Group, Inc.	473	77,936
Lemonade, Inc. (A)(B)	1,078	117,944
Lincoln National Corp.	3,797	238,603
Loews Corp.	4,301	235,050
Markel Corp. (A)	168	199,367
Marsh & McLennan Companies, Inc.	8,978	1,263,025
MBIA, Inc. (A)	1,977	21,747
Mercury General Corp.	1,183	76,836
MetLife, Inc.	16,029	959,336
National Western Life Group, Inc., Class A	35	7,854
NI Holdings, Inc. (A)	641	12,185
Old Republic International Corp.	6,092	151,752
Oscar Health, Inc., Class A (A)	947	20,361
Palomar Holdings, Inc. (A)	514	38,786
Primerica, Inc.	853	130,628
Principal Financial Group, Inc.	5,062	319,868
ProAssurance Corp.	1,182	26,891
ProSight Global, Inc. (A)	575	7,337
Prudential Financial, Inc.	6,941	711,244
Reinsurance Group of America, Inc.	1,269	144,666
RenaissanceRe Holdings, Ltd.	725	107,895
RLI Corp.	951	99,465
Root, Inc., Class A (A)	2,004	21,683
Safety Insurance Group, Inc.	334	26,146
Selective Insurance Group, Inc.	1,251	101,519
Selectquote, Inc. (A)	630	12,134
State Auto Financial Corp.	951	16,281

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	487	$27,608
The Allstate Corp.	4,224	550,979
The Hanover Insurance Group, Inc.	727	98,610
The Hartford Financial Services Group, Inc.	6,520	404,044
The Progressive Corp.	11,341	1,113,800
The Travelers Companies, Inc.	4,526	677,587
Trupanion, Inc. (A)	764	87,936
United Fire Group, Inc.	546	15,141
United Insurance Holdings Corp.	1,080	6,156
Universal Insurance Holdings, Inc.	656	9,105
Unum Group	3,789	107,608
W.R. Berkley Corp.	3,621	269,511
White Mountains Insurance Group, Ltd.	10	11,480
		13,926,359
Mortgage real estate investment trusts – 0.2%
AGNC Investment Corp.	6,319	106,728
Annaly Capital Management, Inc.	21,305	189,188
Apollo Commercial Real Estate Finance, Inc.	3,205	51,120
Arbor Realty Trust, Inc.	2,208	39,347
Ares Commercial Real Estate Corp.	789	11,590
ARMOUR Residential REIT, Inc.	1,413	16,136
Blackstone Mortgage Trust, Inc., Class A	2,768	88,272
BrightSpire Capital, Inc.	2,808	26,395
Broadmark Realty Capital, Inc.	2,185	23,139
Capstead Mortgage Corp.	1,743	10,702
Chimera Investment Corp.	3,772	56,806
Dynex Capital, Inc.	611	11,401
Ellington Residential Mortgage REIT	471	5,544
Granite Point Mortgage Trust, Inc.	1,105	16,299
Great Ajax Corp.	553	7,178
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	78,722
Invesco Mortgage Capital, Inc.	3,300	12,870
KKR Real Estate Finance Trust, Inc.	1,084	23,447
Ladder Capital Corp.	2,535	29,254
MFA Financial, Inc.	9,342	42,880
New Residential Investment Corp.	8,506	90,079
New York Mortgage Trust, Inc.	5,225	23,356
Orchid Island Capital, Inc.	1,157	6,005
PennyMac Mortgage Investment Trust	1,761	37,087
Ready Capital Corp.	1,430	22,694
Redwood Trust, Inc.	2,127	25,673
Starwood Property Trust, Inc.	5,131	134,278
TPG RE Finance Trust, Inc.	1,656	22,273
Two Harbors Investment Corp.	5,815	43,961
		1,252,424
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,283	59,518
Bridgewater Bancshares, Inc. (A)	655	10,578
Capitol Federal Financial, Inc.	1,954	23,018
Columbia Financial, Inc. (A)	2,570	44,255
Federal Agricultural Mortgage Corp., Class C	191	18,890
Federal Home Loan Mortgage Corp. (A)(B)	13,796	19,866
Federal National Mortgage Association (A)	24,360	38,002
Home Bancorp, Inc.	185	7,050
HomeStreet, Inc.	637	25,951
Kearny Financial Corp.	2,110	25,215
LoanDepot, Inc., Class A	1,946	25,006
Luther Burbank Corp.	1,316	15,608
Merchants Bancorp	686	26,919
Meridian Bancorp, Inc.	1,296	26,516
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Meta Financial Group, Inc.	825	$41,770
MGIC Investment Corp.	7,092	96,451
New York Community Bancorp, Inc.	8,579	94,541
NMI Holdings, Inc., Class A (A)	1,463	32,888
Northfield Bancorp, Inc.	1,247	20,451
Northwest Bancshares, Inc.	2,105	28,712
Ocwen Financial Corp. (A)	244	7,559
PCSB Financial Corp.	498	9,049
PDL Community Bancorp (A)	510	6,967
PennyMac Financial Services, Inc.	1,105	68,201
Premier Financial Corp.	1,016	28,865
Provident Bancorp, Inc.	677	11,042
Provident Financial Services, Inc.	1,019	23,325
Radian Group, Inc.	3,761	83,682
Riverview Bancorp, Inc.	881	6,246
Rocket Companies, Inc., Class A (B)	37,571	726,999
Southern Missouri Bancorp, Inc.	216	9,711
Sterling Bancorp, Inc. (A)	1,248	5,678
Territorial Bancorp, Inc.	238	6,181
TFS Financial Corp.	3,937	79,921
Timberland Bancorp, Inc.	255	7,171
TrustCo Bank Corp.	512	17,603
Walker & Dunlop, Inc.	652	68,056
Washington Federal, Inc.	1,204	38,263
Western New England Bancorp, Inc.	789	6,430
WSFS Financial Corp.	837	38,996
		1,931,150
		100,737,306
Health care – 12.4%
Biotechnology – 2.6%
4D Molecular Therapeutics, Inc. (A)	305	7,344
89bio, Inc. (A)	290	5,423
AbbVie, Inc.	32,840	3,699,098
Abeona Therapeutics, Inc. (A)	5,740	8,954
ACADIA Pharmaceuticals, Inc. (A)	3,237	78,950
Acceleron Pharma, Inc. (A)	1,123	140,925
Achieve Life Sciences, Inc. (A)	143	1,284
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acorda Therapeutics, Inc. (A)	3,621	17,272
Adicet Bio, Inc. (A)	550	5,660
Aduro Biotech, Inc. (A)(C)	312	936
Advaxis, Inc. (A)	21,355	9,902
Adverum Biotechnologies, Inc. (A)	1,924	6,734
Aeglea BioTherapeutics, Inc. (A)	797	5,547
Agenus, Inc. (A)	2,997	16,454
Agios Pharmaceuticals, Inc. (A)	1,366	75,280
Aileron Therapeutics, Inc. (A)	7,598	9,498
Akebia Therapeutics, Inc. (A)	3,771	14,292
Akero Therapeutics, Inc. (A)	639	15,854
Akouos, Inc. (A)	96	1,205
Albireo Pharma, Inc. (A)	301	10,589
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,722
Aldeyra Therapeutics, Inc. (A)	753	8,531
Alector, Inc. (A)	1,631	33,974
Alexion Pharmaceuticals, Inc. (A)	4,170	766,071
Aligos Therapeutics, Inc. (A)	333	6,788
Alkermes PLC (A)	3,356	82,289
Allakos, Inc. (A)	1,022	87,248
Allena Pharmaceuticals, Inc. (A)	2,815	3,660
Allogene Therapeutics, Inc. (A)	2,589	67,521
Allovir, Inc. (A)	631	12,456
Alnylam Pharmaceuticals, Inc. (A)	2,335	395,829
Altimmune, Inc. (A)	494	4,866
ALX Oncology Holdings, Inc. (A)	287	15,693
Ambit Biosciences Corp. (A)(C)	515	309

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	10,645	$2,594,719
Amicus Therapeutics, Inc. (A)	5,441	52,451
AnaptysBio, Inc. (A)	644	16,699
Anika Therapeutics, Inc. (A)	318	13,766
Anixa Biosciences, Inc. (A)	267	1,036
Annexon, Inc. (A)	458	10,310
Annovis Bio, Inc. (A)	486	41,592
Apellis Pharmaceuticals, Inc. (A)	1,496	94,547
Applied Molecular Transport, Inc. (A)	312	14,271
Applied Therapeutics, Inc. (A)	691	14,359
Aptevo Therapeutics, Inc. (A)	90	2,019
Aptinyx, Inc. (A)	243	688
Aravive, Inc. (A)	701	4,192
Arcus Biosciences, Inc. (A)	987	27,103
Arcutis Biotherapeutics, Inc. (A)	578	15,774
Ardelyx, Inc. (A)	1,613	12,227
Arena Pharmaceuticals, Inc. (A)	1,074	73,247
Arrowhead Pharmaceuticals, Inc. (A)	2,115	175,164
Atara Biotherapeutics, Inc. (A)	1,073	16,685
Athenex, Inc. (A)	2,350	10,857
Atossa Therapeutics, Inc. (A)	3,293	20,812
Atreca, Inc., Class A (A)	921	7,847
AVEO Pharmaceuticals, Inc. (A)	2,256	14,867
Avid Bioservices, Inc. (A)	992	25,445
Avrobio, Inc. (A)	1,365	12,135
Axcella Health, Inc. (A)	968	3,882
Ayala Pharmaceuticals, Inc. (A)	1,652	16,834
Aziyo Biologics, Inc., Class A (A)	230	2,210
Beam Therapeutics, Inc. (A)(B)	830	106,829
Bellicum Pharmaceuticals, Inc. (A)	1,528	5,042
BioCryst Pharmaceuticals, Inc. (A)	2,966	46,892
Biogen, Inc. (A)	2,795	967,825
BioMarin Pharmaceutical, Inc. (A)	3,758	313,568
Bioxcel Therapeutics, Inc. (A)	451	13,106
Black Diamond Therapeutics, Inc. (A)	1,095	13,348
Bluebird Bio, Inc. (A)	1,170	37,417
Blueprint Medicines Corp. (A)	1,044	91,830
Bolt Biotherapeutics, Inc. (A)	540	8,348
Bridgebio Pharma, Inc. (A)	3,244	197,754
Brooklyn ImmunoTherapeutics, Inc. (A)	433	7,798
C4 Therapeutics, Inc. (A)	165	6,244
Cabaletta Bio, Inc. (A)	446	3,836
Calithera Biosciences, Inc. (A)	7,768	16,235
Calyxt, Inc. (A)	2,657	10,681
Capricor Therapeutics, Inc. (A)	1,242	6,371
Cardiff Oncology, Inc. (A)	618	4,110
CareDx, Inc. (A)	890	81,453
CASI Pharmaceuticals, Inc. (A)	2,445	3,790
Catabasis Pharmaceuticals, Inc. (A)	3,229	6,813
Catalyst Biosciences, Inc. (A)	1,171	5,070
Catalyst Pharmaceuticals, Inc. (A)	2,374	13,651
Celcuity, Inc. (A)	53	1,272
Celldex Therapeutics, Inc. (A)	695	23,241
Cellectar Biosciences, Inc. (A)	2,568	3,056
CEL-SCI Corp. (A)(B)	784	6,805
Celsion Corp. (A)	5,482	6,962
Checkmate Pharmaceuticals, Inc. (A)	949	5,656
ChemoCentryx, Inc. (A)	1,278	17,112
Chimerix, Inc. (A)	1,055	8,440
Chinook Therapeutics, Inc. (A)	686	9,686
Cidara Therapeutics, Inc. (A)	179	362
Clovis Oncology, Inc. (A)	2,326	13,491
Codiak Biosciences, Inc. (A)	315	5,837
Cogent Biosciences, Inc. (A)	908	7,364
Cohbar, Inc. (A)	6,178	8,649
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Coherus Biosciences, Inc. (A)	1,434	$19,832
Concert Pharmaceuticals, Inc. (A)	3,840	16,205
Constellation Pharmaceuticals, Inc. (A)	841	28,426
Cortexyme, Inc. (A)	576	30,528
Crinetics Pharmaceuticals, Inc. (A)	559	10,537
CTI BioPharma Corp. (A)	2,424	6,060
Cue Biopharma, Inc. (A)	687	8,004
Cullinan Oncology, Inc. (A)	214	5,511
Curis, Inc. (A)	1,714	13,832
Cyclerion Therapeutics, Inc. (A)	3,022	11,786
Cytokinetics, Inc. (A)	1,346	26,637
CytomX Therapeutics, Inc. (A)	1,018	6,444
CytRx Corp. (A)	7,035	7,028
Decibel Therapeutics, Inc. (A)	543	4,670
Deciphera Pharmaceuticals, Inc. (A)	1,040	38,074
Denali Therapeutics, Inc. (A)	2,072	162,528
Design Therapeutics, Inc. (A)	243	4,833
Dicerna Pharmaceuticals, Inc. (A)	1,487	55,495
Dynavax Technologies Corp. (A)	1,633	16,085
Eagle Pharmaceuticals, Inc. (A)	282	12,070
Editas Medicine, Inc. (A)	1,129	63,947
Eiger BioPharmaceuticals, Inc. (A)	622	5,299
Eledon Pharmaceuticals, Inc. (A)	188	1,487
Emergent BioSolutions, Inc. (A)	1,092	68,785
Enanta Pharmaceuticals, Inc. (A)	427	18,792
Entasis Therapeutics Holdings, Inc. (A)	2,221	5,930
Epizyme, Inc. (A)	1,858	15,440
Equillium, Inc. (A)	976	5,749
Esperion Therapeutics, Inc. (A)	591	12,500
Evelo Biosciences, Inc. (A)	1,133	15,567
Exact Sciences Corp. (A)	3,078	382,626
Exelixis, Inc. (A)	6,393	116,480
Fate Therapeutics, Inc. (A)	1,591	138,083
FibroGen, Inc. (A)	1,854	49,372
Finch Therapeutics Group, Inc. (A)(B)	209	2,941
Flexion Therapeutics, Inc. (A)	867	7,135
Foghorn Therapeutics, Inc. (A)	553	5,901
Forte Biosciences, Inc. (A)	149	5,009
Fortress Biotech, Inc. (A)	1,857	6,629
Frequency Therapeutics, Inc. (A)	850	8,466
F-star Therapeutics, Inc. (A)	1,581	13,581
G1 Therapeutics, Inc. (A)	777	17,047
Gain Therapeutics, Inc. (A)	45	450
Galectin Therapeutics, Inc. (A)	1,506	4,819
Galera Therapeutics, Inc. (A)	2,360	23,199
Genocea Biosciences, Inc. (A)	2,651	6,203
Geron Corp. (A)	4,452	6,277
Gilead Sciences, Inc.	23,385	1,610,291
Global Blood Therapeutics, Inc. (A)	1,269	44,440
GlycoMimetics, Inc. (A)	1,565	3,631
Gossamer Bio, Inc. (A)	1,462	11,871
Gritstone bio, Inc. (A)	876	7,998
Halozyme Therapeutics, Inc. (A)	3,113	141,361
Harpoon Therapeutics, Inc. (A)	583	8,086
Heron Therapeutics, Inc. (A)	1,229	19,074
Homology Medicines, Inc. (A)	999	7,263
Hookipa Pharma, Inc. (A)	641	5,872
Horizon Therapeutics PLC (A)	3,931	368,099
Ideaya Biosciences, Inc. (A)	518	10,873
Idera Pharmaceuticals, Inc. (A)	13,933	16,720
IGM Biosciences, Inc. (A)	619	51,501
Immunic, Inc. (A)	292	3,580
ImmunityBio, Inc. (A)(B)	6,010	85,823
ImmunoGen, Inc. (A)	3,467	22,848
Immunome, Inc. (A)	203	3,512

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunovant, Inc. (A)	1,171	$12,377
Impel Neuropharma, Inc. (A)	519	4,593
Incyte Corp. (A)	4,501	378,669
Infinity Pharmaceuticals, Inc. (A)	171	511
Inhibrx, Inc. (A)	678	18,659
Inmune Bio, Inc. (A)	1,603	28,165
Inovio Pharmaceuticals, Inc. (A)(B)	3,071	28,468
Insmed, Inc. (A)	1,902	54,131
Instil Bio, Inc. (A)(B)	1,262	24,382
Intellia Therapeutics, Inc. (A)	993	160,777
Intercept Pharmaceuticals, Inc. (A)	693	13,839
Invitae Corp. (A)(B)	2,728	92,015
Ionis Pharmaceuticals, Inc. (A)	2,950	117,676
Ironwood Pharmaceuticals, Inc. (A)	3,357	43,205
iTeos Therapeutics, Inc. (A)	189	4,848
IVERIC bio, Inc. (A)	929	5,862
Jounce Therapeutics, Inc. (A)	886	6,025
Kadmon Holdings, Inc. (A)	3,142	12,160
KalVista Pharmaceuticals, Inc. (A)	368	8,817
Karuna Therapeutics, Inc. (A)	535	60,985
Keros Therapeutics, Inc. (A)	247	10,490
Kindred Biosciences, Inc. (A)	928	8,510
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	15,379
Kiromic BioPharma, Inc. (A)	321	1,544
Kodiak Sciences, Inc. (A)	899	83,607
Kronos Bio, Inc. (A)	139	3,329
Krystal Biotech, Inc. (A)	389	26,452
Kura Oncology, Inc. (A)	1,043	21,747
Kymera Therapeutics, Inc. (A)	265	12,853
Larimar Therapeutics, Inc. (A)	844	8,288
Leap Therapeutics, Inc. (A)	2,495	4,092
Lexicon Pharmaceuticals, Inc. (A)	2,562	11,760
Ligand Pharmaceuticals, Inc. (A)	376	49,327
Lineage Cell Therapeutics, Inc. (A)	2,770	7,895
LogicBio Therapeutics, Inc. (A)	1,123	4,986
Longeveron, Inc. (A)	390	3,171
MacroGenics, Inc. (A)	1,031	27,693
Madrigal Pharmaceuticals, Inc. (A)	332	32,340
Magenta Therapeutics, Inc. (A)	934	9,135
MannKind Corp. (A)	3,858	21,026
Marker Therapeutics, Inc. (A)	3,512	9,798
Matinas BioPharma Holdings, Inc. (A)	18,954	14,687
MediciNova, Inc. (A)(B)	1,166	4,956
MEI Pharma, Inc. (A)	2,438	6,948
MeiraGTx Holdings PLC (A)	698	10,819
Mersana Therapeutics, Inc. (A)	1,237	16,798
Metacrine, Inc. (A)	1,025	3,895
Mirum Pharmaceuticals, Inc. (A)	659	11,394
Moderna, Inc. (A)	7,447	1,749,896
Molecular Templates, Inc. (A)	878	6,866
Moleculin Biotech, Inc. (A)	1,245	4,569
Morphic Holding, Inc. (A)	695	39,886
Mustang Bio, Inc. (A)	2,606	8,652
Myriad Genetics, Inc. (A)	1,593	48,714
Natera, Inc. (A)	1,602	181,875
Navidea Biopharmaceuticals, Inc. (A)	2,439	4,463
NeuroBo Pharmaceuticals, Inc. (A)	905	3,014
Neurocrine Biosciences, Inc. (A)	1,931	187,925
NextCure, Inc. (A)	542	4,352
Nkarta, Inc. (A)	291	9,222
Northwest Biotherapeutics, Inc. (A)	11,656	17,134
Novavax, Inc. (A)	1,298	275,578
Nurix Therapeutics, Inc. (A)	431	11,434
Ocugen, Inc. (A)(B)	2,297	18,445
Olema Pharmaceuticals, Inc. (A)	90	2,518
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Omthera Pharmaceuticals, Inc. (A)(C)	598	$368
Oncocyte Corp. (A)	2,335	13,403
Oncorus, Inc. (A)	30	414
OncoSec Medical, Inc. (A)	3,118	8,762
Oncternal Therapeutics, Inc. (A)(C)	38	0
Oncternal Therapeutics, Inc. (A)	2,005	9,524
OPKO Health, Inc. (A)(B)	13,787	55,837
Organogenesis Holdings, Inc. (A)	2,172	36,099
Orgenesis, Inc. (A)	485	2,459
Outlook Therapeutics, Inc. (A)	1,097	2,732
Oyster Point Pharma, Inc. (A)	431	7,409
Passage Bio, Inc. (A)	825	10,923
PDL BioPharma, Inc. (A)(C)	1,734	2,930
PDS Biotechnology Corp. (A)	809	10,153
Pfenex, Inc. (A)(C)	763	836
PhaseBio Pharmaceuticals, Inc. (A)	6,151	22,882
Pieris Pharmaceuticals, Inc. (A)	3,732	14,294
Poseida Therapeutics, Inc. (A)	1,586	15,892
Praxis Precision Medicines, Inc. (A)	634	11,590
Precigen, Inc. (A)(B)	3,241	21,131
Precision BioSciences, Inc. (A)	1,182	14,799
Prelude Therapeutics, Inc. (A)	153	4,380
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	83
Prometheus Biosciences, Inc. (A)	398	9,775
Protagonist Therapeutics, Inc. (A)	522	23,427
PTC Therapeutics, Inc. (A)	1,304	55,120
Puma Biotechnology, Inc. (A)	890	8,170
RAPT Therapeutics, Inc. (A)	483	15,355
Recursion Pharmaceuticals, Inc., Class A (A)(B)	2,606	95,119
Regeneron Pharmaceuticals, Inc. (A)	1,995	1,114,287
REGENXBIO, Inc. (A)	794	30,847
Regulus Therapeutics, Inc. (A)	10,610	8,627
Relay Therapeutics, Inc. (A)	1,207	44,164
Reneo Pharmaceuticals, Inc. (A)	821	7,660
Replimune Group, Inc. (A)	661	25,396
REVOLUTION Medicines, Inc. (A)	442	14,029
Rhythm Pharmaceuticals, Inc. (A)	820	16,056
Rigel Pharmaceuticals, Inc. (A)	3,503	15,203
Rocket Pharmaceuticals, Inc. (A)	1,021	45,220
Rubius Therapeutics, Inc. (A)	1,799	43,914
Sage Therapeutics, Inc. (A)	1,099	62,434
Sana Biotechnology, Inc. (A)	2,423	47,636
Sangamo Therapeutics, Inc. (A)	2,664	31,888
Sarepta Therapeutics, Inc. (A)	1,560	121,274
Savara, Inc. (A)	7,450	12,665
Scholar Rock Holding Corp. (A)	577	16,675
Scopus Biopharma, Inc. (A)	1,754	12,524
Seagen, Inc. (A)	3,582	565,526
Selecta Biosciences, Inc. (A)	1,916	8,009
SELLAS Life Sciences Group, Inc. (A)	418	4,640
Sensei Biotherapeutics, Inc. (A)	307	2,996
Seres Therapeutics, Inc. (A)	1,482	35,346
Sesen Bio, Inc. (A)	3,446	15,921
Shattuck Labs, Inc. (A)	170	4,928
Sigilon Therapeutics, Inc. (A)	622	6,674
Silverback Therapeutics, Inc. (A)	116	3,583
Solid Biosciences, Inc. (A)	3,075	11,255
Spectrum Pharmaceuticals, Inc. (A)	2,679	10,046
Spero Therapeutics, Inc. (A)	578	8,069
SpringWorks Therapeutics, Inc. (A)	861	70,955
SQZ Biotechnologies Company (A)	73	1,055
Stemline Therapeutics, Inc. (A)(C)	1,279	422
Stoke Therapeutics, Inc. (A)	722	24,303
Surface Oncology, Inc. (A)	690	5,147

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sutro Biopharma, Inc. (A)	635	$11,805
Syndax Pharmaceuticals, Inc. (A)	629	10,800
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	1,786	6,948
Synthetic Biologics, Inc. (A)	23,577	14,203
Syros Pharmaceuticals, Inc. (A)	1,778	9,690
Taysha Gene Therapies, Inc. (A)	249	5,279
TCR2 Therapeutics, Inc. (A)	593	9,731
Tempest Therapeutics, Inc. (A)	97	1,082
Tonix Pharmaceuticals Holding Corp. (A)	3,727	4,137
Tracon Pharmaceuticals, Inc. (A)	1,390	9,021
Translate Bio, Inc. (A)	1,155	31,809
Travere Therapeutics, Inc. (A)	1,004	14,648
Trevena, Inc. (A)(B)	2,789	4,713
Turning Point Therapeutics, Inc. (A)	737	57,501
Twist Bioscience Corp. (A)	774	103,136
Tyme Technologies, Inc. (A)	3,408	4,294
Ultragenyx Pharmaceutical, Inc. (A)	1,226	116,899
United Therapeutics Corp. (A)	924	165,775
UNITY Biotechnology, Inc. (A)	783	3,633
UroGen Pharma, Ltd. (A)	495	7,559
Vaccinex, Inc. (A)	1,664	4,659
Vanda Pharmaceuticals, Inc. (A)	1,222	26,285
Vaxart, Inc. (A)(B)	2,037	15,257
Vaxcyte, Inc. (A)	521	11,728
Vera Therapeutics, Inc. (A)	203	2,690
Veracyte, Inc. (A)	1,069	42,739
Verastem, Inc. (A)	2,859	11,636
Vericel Corp. (A)	881	46,253
Vertex Pharmaceuticals, Inc. (A)	5,001	1,008,352
Viking Therapeutics, Inc. (A)	1,686	10,099
Vir Biotechnology, Inc. (A)	2,250	106,380
Viracta Therapeutics, Inc. (A)	919	10,421
Viridian Therapeutics, Inc. (A)	323	5,908
Virios Therapeutics, Inc. (A)	784	4,931
Vor BioPharma, Inc. (A)	520	9,698
Voyager Therapeutics, Inc. (A)	4,199	17,342
Werewolf Therapeutics, Inc. (A)	74	1,291
X4 Pharmaceuticals, Inc. (A)	590	3,835
XBiotech, Inc. (A)	761	12,602
Xencor, Inc. (A)	1,222	42,147
XOMA Corp. (A)	228	7,752
Yield10 Bioscience, Inc. (A)	668	5,698
Y-mAbs Therapeutics, Inc. (A)	853	28,831
Yumanity Therapeutics, Inc. (A)(C)	1,916	207
Yumanity Therapeutics, Inc. (A)	211	2,458
Zentalis Pharmaceuticals, Inc. (A)	459	24,419
ZIOPHARM Oncology, Inc. (A)	4,026	10,629
		24,004,904
Health care equipment and supplies – 2.8%
Abbott Laboratories	32,646	3,784,651
ABIOMED, Inc. (A)	923	288,078
Accelerate Diagnostics, Inc. (A)	1,138	9,172
Accuray, Inc. (A)	2,263	10,229
Align Technology, Inc. (A)	1,508	921,388
Alphatec Holdings, Inc. (A)	1,472	22,551
AngioDynamics, Inc. (A)	928	25,177
Apollo Endosurgery, Inc. (A)	54	437
Apyx Medical Corp. (A)	890	9,176
Asensus Surgical, Inc. (A)	4,509	14,294
Aspira Women's Health, Inc. (A)	1,357	7,626
AtriCure, Inc. (A)	858	68,065
Atrion Corp.	39	24,216
Avanos Medical, Inc. (A)	1,021	37,134
Axogen, Inc. (A)	892	19,276
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Axonics, Inc. (A)	663	$42,041
Baxter International, Inc.	9,117	733,919
Becton, Dickinson and Company	5,311	1,291,582
BioLife Solutions, Inc. (A)	435	19,362
Boston Scientific Corp. (A)	26,401	1,128,907
Cardiovascular Systems, Inc. (A)	748	31,902
Cerus Corp. (A)	3,177	18,776
Chembio Diagnostics, Inc. (A)	638	1,895
CONMED Corp.	596	81,908
CryoLife, Inc. (A)	840	23,856
CryoPort, Inc. (A)	806	50,859
Cutera, Inc. (A)	347	17,013
CytoSorbents Corp. (A)	847	6,395
Danaher Corp.	12,992	3,486,533
Dentsply Sirona, Inc.	4,251	268,918
DexCom, Inc. (A)	1,851	790,377
Eargo, Inc. (A)	79	3,153
Edwards Lifesciences Corp. (A)	11,727	1,214,565
ElectroCore, Inc. (A)	1,103	1,313
Envista Holdings Corp. (A)	3,026	130,753
Establishment Labs Holdings, Inc. (A)	483	42,185
GBS, Inc. (A)	916	3,609
Glaukos Corp. (A)	914	77,535
Globus Medical, Inc., Class A (A)	2,085	161,650
Haemonetics Corp. (A)	1,063	70,838
Hancock Jaffe Laboratories, Inc. (A)	533	3,662
Heska Corp. (A)	175	40,203
Hill-Rom Holdings, Inc.	1,203	136,649
Hologic, Inc. (A)	4,725	315,252
ICU Medical, Inc. (A)	434	89,317
IDEXX Laboratories, Inc. (A)	1,587	1,002,270
Inari Medical, Inc. (A)	390	36,379
Inogen, Inc. (A)	473	30,825
Insulet Corp. (A)	1,291	354,392
Integer Holdings Corp. (A)	687	64,715
Integra LifeSciences Holdings Corp. (A)	1,805	123,173
Intersect ENT, Inc. (A)	718	12,271
Intuitive Surgical, Inc. (A)	2,191	2,014,931
Invacare Corp. (A)	844	6,811
iRadimed Corp. (A)	275	8,088
iRhythm Technologies, Inc. (A)	563	37,355
Lantheus Holdings, Inc. (A)	1,472	40,686
LeMaitre Vascular, Inc.	475	28,985
Lucira Health, Inc. (A)(B)	556	3,692
Masimo Corp. (A)	1,083	262,573
Meridian Bioscience, Inc. (A)	1,112	24,664
Merit Medical Systems, Inc. (A)	1,168	75,523
Mesa Laboratories, Inc.	96	26,032
Misonix, Inc. (A)	328	7,275
Natus Medical, Inc. (A)	710	18,446
Neogen Corp. (A)	2,216	102,025
Neuronetics, Inc. (A)	394	6,312
Nevro Corp. (A)	651	107,929
NuVasive, Inc. (A)	1,095	74,219
OraSure Technologies, Inc. (A)	1,505	15,261
Orthofix Medical, Inc. (A)	439	17,608
OrthoPediatrics Corp. (A)	364	22,998
PAVmed, Inc. (A)	115	736
Penumbra, Inc. (A)	712	195,131
Pulse Biosciences, Inc. (A)	385	6,314
Quidel Corp. (A)	877	112,361
RA Medical Systems, Inc. (A)	25	109
ResMed, Inc.	2,677	659,934
SeaSpine Holdings Corp. (A)	591	12,121
Second Sight Medical Products, Inc. (A)	710	3,507

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Senseonics Holdings, Inc. (A)	7,241	$27,805
Shockwave Medical, Inc. (A)	654	124,083
SI-BONE, Inc. (A)	650	20,456
Silk Road Medical, Inc. (A)	667	31,923
SmileDirectClub, Inc. (A)(B)	7,849	68,129
STAAR Surgical Company (A)	955	145,638
Stereotaxis, Inc. (A)	1,627	15,684
STERIS PLC	10	2,063
Stryker Corp.	6,931	1,800,189
Surgalign Holdings, Inc. (A)	2,540	3,531
Surmodics, Inc. (A)	315	17,089
Tactile Systems Technology, Inc. (A)	415	21,580
Talis Biomedical Corp. (A)	773	8,526
Tandem Diabetes Care, Inc. (A)	1,236	120,386
Teleflex, Inc.	869	349,156
The Cooper Companies, Inc.	853	338,018
TransMedics Group, Inc. (A)	477	15,827
Utah Medical Products, Inc.	94	7,994
Vapotherm, Inc. (A)	424	10,023
Varex Imaging Corp. (A)	786	21,081
Venus Concept, Inc. (A)	2,267	7,050
West Pharmaceutical Services, Inc.	1,380	495,558
Xtant Medical Holdings, Inc. (A)	760	1,239
Zimmer Biomet Holdings, Inc.	3,775	607,096
		25,302,172
Health care providers and services – 2.4%
1Life Healthcare, Inc. (A)	1,199	39,639
Acadia Healthcare Company, Inc. (A)	1,902	119,351
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	27,219
Agilon Health, Inc. (A)	5,403	219,200
Alignment Healthcare, Inc. (A)	1,440	33,653
Amedisys, Inc. (A)	684	167,532
AmerisourceBergen Corp.	3,711	424,872
AMN Healthcare Services, Inc. (A)	979	94,943
Anthem, Inc.	4,514	1,723,445
Apollo Medical Holdings, Inc. (A)	645	40,512
Brookdale Senior Living, Inc. (A)	4,129	32,619
Cardinal Health, Inc.	5,347	305,260
Castle Biosciences, Inc. (A)	321	23,539
Centene Corp. (A)	11,088	808,648
Chemed Corp.	270	128,115
Cigna Corp.	6,391	1,515,114
Community Health Systems, Inc. (A)	2,677	41,333
CorVel Corp. (A)	411	55,197
Covetrus, Inc. (A)	2,407	64,989
Cross Country Healthcare, Inc. (A)	923	15,239
CVS Health Corp.	24,365	2,033,016
DaVita, Inc. (A)	2,096	252,421
Encompass Health Corp.	2,097	163,629
Five Star Senior Living, Inc. (A)	3,184	18,340
Fulgent Genetics, Inc. (A)	357	32,926
Guardant Health, Inc. (A)	1,967	244,282
Hanger, Inc. (A)	826	20,881
HCA Healthcare, Inc.	6,356	1,314,039
HealthEquity, Inc. (A)	1,482	119,271
Henry Schein, Inc. (A)	2,611	193,710
Humana, Inc.	2,338	1,035,079
Interpace Biosciences, Inc. (A)	276	2,840
Laboratory Corp. of America Holdings (A)	1,855	511,702
LHC Group, Inc. (A)	671	134,374
Magellan Health, Inc. (A)	528	49,738
McKesson Corp.	2,802	535,854
MEDNAX, Inc. (A)	1,742	52,521
ModivCare, Inc. (A)	241	40,987
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (A)	1,146	$290,007
National HealthCare Corp.	341	23,836
National Research Corp.	530	24,327
Oak Street Health, Inc. (A)	4,047	237,033
Ontrak, Inc. (A)	418	13,577
Option Care Health, Inc. (A)	3,590	78,513
Owens & Minor, Inc.	1,464	61,971
Patterson Companies, Inc.	2,037	61,904
PetIQ, Inc. (A)	575	22,195
Precipio, Inc. (A)	1,442	5,234
Premier, Inc., Class A	2,487	86,523
Privia Health Group, Inc. (A)	487	21,608
Progenity, Inc. (A)(B)	1,353	4,830
Progyny, Inc. (A)	1,674	98,766
Quest Diagnostics, Inc.	2,466	325,438
R1 RCM, Inc. (A)	2,386	53,065
RadNet, Inc. (A)	1,162	39,148
Select Medical Holdings Corp.	2,879	121,667
Signify Health, Inc., Class A (A)	2,116	64,390
Surgery Partners, Inc. (A)	1,125	74,948
Tenet Healthcare Corp. (A)	2,202	147,512
The Ensign Group, Inc.	1,158	100,364
The Joint Corp. (A)	360	30,211
The Pennant Group, Inc. (A)	613	25,072
Tivity Health, Inc. (A)	1,068	28,099
UnitedHealth Group, Inc.	17,336	6,942,028
Universal Health Services, Inc., Class B	1,703	249,370
US Physical Therapy, Inc.	281	32,559
		21,900,224
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	64,285
American Well Corp., Class A (A)	4,475	56,296
Castlight Health, Inc., B Shares (A)	3,656	9,615
Cerner Corp.	5,581	436,211
Certara, Inc. (A)	2,913	82,525
Change Healthcare, Inc. (A)	2,632	60,641
Computer Programs & Systems, Inc.	332	11,032
Evolent Health, Inc., Class A (A)	1,837	38,797
GoodRx Holdings, Inc., Class A (A)	7,531	271,191
Health Catalyst, Inc. (A)	658	36,526
HealthStream, Inc. (A)	730	20,396
HTG Molecular Diagnostics, Inc. (A)	68	395
Inovalon Holdings, Inc., Class A (A)	3,247	110,658
Inspire Medical Systems, Inc. (A)	513	99,142
NantHealth, Inc. (A)	2,869	6,656
NextGen Healthcare, Inc. (A)	1,375	22,811
Omnicell, Inc. (A)	878	132,973
Phreesia, Inc. (A)	625	38,313
Schrodinger, Inc. (A)	841	63,588
Simulations Plus, Inc.	395	21,689
Tabula Rasa HealthCare, Inc. (A)	474	23,700
Teladoc Health, Inc. (A)	2,629	437,176
Veeva Systems, Inc., Class A (A)	2,849	885,897
Vocera Communications, Inc. (A)	698	27,815
		2,958,328
Life sciences tools and services – 1.3%
10X Genomics, Inc., Class A (A)	2,009	393,402
Adaptive Biotechnologies Corp. (A)	2,619	107,012
Agilent Technologies, Inc.	5,690	841,039
Avantor, Inc. (A)	11,445	406,412
Berkeley Lights, Inc. (A)	725	32,487
Bionano Genomics, Inc. (A)(B)	4,957	36,335
Bio-Rad Laboratories, Inc., Class A (A)	497	320,212
Bio-Techne Corp.	772	347,601
Bruker Corp.	3,230	245,415

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (A)	1,022	$378,058
Codexis, Inc. (A)	1,349	30,568
Fluidigm Corp. (A)	1,624	10,004
Illumina, Inc. (A)	2,710	1,282,399
Inotiv, Inc. (A)	104	2,775
IQVIA Holdings, Inc. (A)	3,682	892,222
Luminex Corp.	874	32,163
Maravai LifeSciences Holdings, Inc., Class A (A)	4,906	204,727
Medpace Holdings, Inc. (A)	761	134,415
Mettler-Toledo International, Inc. (A)	432	598,467
NanoString Technologies, Inc. (A)	769	49,824
NeoGenomics, Inc. (A)	2,242	101,271
Pacific Biosciences of California, Inc. (A)	3,229	112,918
PerkinElmer, Inc.	2,144	331,055
Personalis, Inc. (A)	696	17,609
PPD, Inc. (A)	5,729	264,050
PRA Health Sciences, Inc. (A)	1,329	219,564
Quanterix Corp. (A)	534	31,324
Repligen Corp. (A)	1,100	219,582
Sotera Health Company (A)	5,283	128,007
Syneos Health, Inc. (A)	2,189	195,894
Thermo Fisher Scientific, Inc.	7,126	3,594,853
Waters Corp. (A)	1,162	401,599
		11,963,263
Pharmaceuticals – 3.0%
9 Meters Biopharma, Inc. (A)	13,854	15,239
Aclaris Therapeutics, Inc. (A)	1,008	17,700
Aerie Pharmaceuticals, Inc. (A)	991	15,866
Agile Therapeutics, Inc. (A)	9,325	12,402
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,203	31,759
Amphastar Pharmaceuticals, Inc. (A)	1,078	21,732
Ampio Pharmaceuticals, Inc. (A)	2,637	4,404
Angion Biomedica Corp. (A)	423	5,507
ANI Pharmaceuticals, Inc. (A)	272	9,534
Antares Pharma, Inc. (A)	3,736	16,289
Aquestive Therapeutics, Inc. (A)	1,242	4,931
Arvinas, Inc. (A)	815	62,755
Atea Pharmaceuticals, Inc. (A)	1,573	33,788
Axsome Therapeutics, Inc. (A)	727	49,043
Baudax Bio, Inc. (A)	12,510	9,516
BioDelivery Sciences International, Inc. (A)	2,072	7,418
Bristol-Myers Squibb Company	41,562	2,777,173
Cara Therapeutics, Inc. (A)	906	12,929
Cassava Sciences, Inc. (A)(B)	658	56,220
Catalent, Inc. (A)	3,070	331,928
cbdMD, Inc. (A)	231	670
Cerecor, Inc. (A)	3,324	10,869
Chiasma, Inc. (A)	218	1,031
Clearside Biomedical, Inc. (A)	632	3,078
CNS Pharmaceuticals, Inc. (A)	4,452	8,726
Collegium Pharmaceutical, Inc. (A)	742	17,541
Corcept Therapeutics, Inc. (A)	2,419	53,218
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Durect Corp. (A)	4,211	6,864
Edgewise Therapeutics, Inc. (A)	49	1,045
Elanco Animal Health, Inc. (A)	7,805	270,755
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	17,620	4,044,142
Eloxx Pharmaceuticals, Inc. (A)	6,700	13,333
Endo International PLC (A)	4,819	22,553
Evofem Biosciences, Inc. (A)	8,299	9,378
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Evoke Pharma, Inc. (A)	2,608	$3,573
Evolus, Inc. (A)	1,331	16,837
EyeGate Pharmaceuticals, Inc. (A)	353	1,285
Eyenovia, Inc. (A)	1,620	8,035
Fulcrum Therapeutics, Inc. (A)	548	5,743
Graybug Vision, Inc. (A)(B)	1,334	7,244
Harrow Health, Inc. (A)	642	5,964
Hoth Therapeutics, Inc. (A)	8,258	13,213
Ikena Oncology, Inc. (A)	481	6,753
IMARA, Inc. (A)	1,373	10,847
Innoviva, Inc. (A)	2,164	29,019
Jaguar Health, Inc. (A)(B)	8,466	13,376
Johnson & Johnson	48,087	7,921,852
Kala Pharmaceuticals, Inc. (A)	1,156	6,127
Kaleido Biosciences, Inc. (A)	768	5,714
Landos Biopharma, Inc. (A)	517	5,971
Lannett Company, Inc. (A)(B)	920	4,296
Liquidia Corp. (A)	907	2,594
Longboard Pharmaceuticals, Inc. (A)	471	4,296
Lyra Therapeutics, Inc. (A)	779	6,255
Marinus Pharmaceuticals, Inc. (A)	569	10,208
Merck & Company, Inc.	46,028	3,579,598
Nektar Therapeutics (A)	3,720	63,835
NGM Biopharmaceuticals, Inc. (A)	1,448	28,555
Ocular Therapeutix, Inc. (A)	1,256	17,810
Odonate Therapeutics, Inc. (A)	5,596	19,530
Omeros Corp. (A)	1,206	17,897
Onconova Therapeutics, Inc. (A)	965	6,687
Optinose, Inc. (A)	5,512	17,142
Organon & Company (A)	4,780	144,643
Osmotica Pharmaceuticals PLC (A)(B)	6,046	18,198
Otonomy, Inc. (A)	7,305	16,290
Pacira BioSciences, Inc. (A)	888	53,884
Palisade Bio, Inc. (A)(B)	1,653	6,728
Paratek Pharmaceuticals, Inc. (A)	901	6,145
Pfizer, Inc.	102,379	4,009,162
Phathom Pharmaceuticals, Inc. (A)	484	16,383
Phibro Animal Health Corp., Class A	851	24,577
Pliant Therapeutics, Inc. (A)	232	6,756
PLx Pharma, Inc. (A)	510	7,038
Prestige Consumer Healthcare, Inc. (A)	1,076	56,060
Prevail Therapeutics, Inc. (A)(C)	788	394
Provention Bio, Inc. (A)	2,141	18,049
Rain Therapeutics, Inc. (A)	293	4,553
Reata Pharmaceuticals, Inc., Class A (A)	634	89,730
Revance Therapeutics, Inc. (A)	1,026	30,411
Royalty Pharma PLC, Class A	10,381	425,517
Satsuma Pharmaceuticals, Inc. (A)	19	134
SCYNEXIS, Inc. (A)	790	5,814
Seelos Therapeutics, Inc. (A)	3,347	8,836
SIGA Technologies, Inc. (A)	1,954	12,271
Supernus Pharmaceuticals, Inc. (A)	1,139	35,070
Terns Pharmaceuticals, Inc. (A)	403	4,941
TherapeuticsMD, Inc. (A)	5,607	6,672
Tilray, Inc., Class 2 (A)(B)	7,922	143,230
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	4,614
Vallon Pharmaceuticals, Inc. (A)	1,167	6,348
Verrica Pharmaceuticals, Inc. (A)	659	7,447
Viatris, Inc.	22,719	324,655
Virpax Pharmaceuticals, Inc. (A)	711	3,235
VYNE Therapeutics, Inc. (A)	2,528	8,873
Xeris Pharmaceuticals, Inc. (A)(B)	4,556	18,543
Zoetis, Inc.	8,750	1,630,650
Zogenix, Inc. (A)	961	16,606

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zomedica Corp. (A)	11,482	$9,561
Zynerba Pharmaceuticals, Inc. (A)	1,351	7,147
		26,991,350
		113,120,241
Industrials – 8.7%
Aerospace and defense – 1.4%
AAR Corp. (A)	757	29,334
Aerojet Rocketdyne Holdings, Inc.	1,656	79,968
AeroVironment, Inc. (A)	512	51,277
Astronics Corp. (A)	623	10,909
Axon Enterprise, Inc. (A)	1,246	220,293
BWX Technologies, Inc.	1,923	111,765
Curtiss-Wright Corp.	789	93,702
Ducommun, Inc. (A)	268	14,622
General Dynamics Corp.	4,993	939,982
HEICO Corp., Class A	2,690	334,044
Hexcel Corp. (A)	1,762	109,949
Howmet Aerospace, Inc. (A)	8,401	289,582
Huntington Ingalls Industries, Inc.	759	159,959
Kaman Corp.	587	29,585
Kratos Defense & Security Solutions, Inc. (A)	2,288	65,185
L3Harris Technologies, Inc.	3,809	823,315
Lockheed Martin Corp.	4,745	1,795,271
Maxar Technologies, Inc.	1,313	52,415
Mercury Systems, Inc. (A)	1,164	77,150
Moog, Inc., Class A	671	56,404
National Presto Industries, Inc.	169	17,179
Northrop Grumman Corp.	2,773	1,007,791
Park Aerospace Corp.	561	8,359
Parsons Corp. (A)	2,058	81,003
Raytheon Technologies Corp.	28,079	2,395,419
Spirit AeroSystems Holdings, Inc., Class A	2,171	102,449
Teledyne Technologies, Inc. (A)	883	369,827
Textron, Inc.	4,443	305,545
The Boeing Company (A)	10,819	2,591,800
TransDigm Group, Inc. (A)	1,033	668,651
Triumph Group, Inc. (A)	1,030	21,373
Vectrus, Inc. (A)	262	12,469
		12,926,576
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	1,293	30,036
Atlas Air Worldwide Holdings, Inc. (A)	480	32,693
CH Robinson Worldwide, Inc.	2,237	209,540
Echo Global Logistics, Inc. (A)	631	19,397
Expeditors International of Washington, Inc.	2,602	329,413
FedEx Corp.	5,017	1,496,722
Forward Air Corp.	636	57,081
Hub Group, Inc., Class A (A)	691	45,592
United Parcel Service, Inc., Class B	16,108	3,349,981
XPO Logistics, Inc. (A)	1,938	271,107
		5,841,562
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,510	151,378
Allegiant Travel Company (A)	324	62,856
American Airlines Group, Inc. (A)	9,945	210,933
Delta Air Lines, Inc. (A)	13,422	580,636
Hawaiian Holdings, Inc. (A)	993	24,199
JetBlue Airways Corp. (A)	6,077	101,972
Mesa Air Group, Inc. (A)	734	6,848
SkyWest, Inc. (A)	1,002	43,156
Southwest Airlines Company (A)	10,995	583,725
Spirit Airlines, Inc. (A)	1,446	44,016
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
United Airlines Holdings, Inc. (A)	5,285	$276,353
		2,086,072
Building products – 0.5%
A.O. Smith Corp.	3,268	235,492
AAON, Inc.	1,098	68,724
Advanced Drainage Systems, Inc.	1,309	152,590
American Woodmark Corp. (A)	361	29,490
Apogee Enterprises, Inc.	604	24,601
Armstrong World Industries, Inc.	856	91,815
Builders FirstSource, Inc. (A)	4,290	183,011
Carrier Global Corp.	16,178	786,251
Cornerstone Building Brands, Inc. (A)	2,840	51,631
CSW Industrials, Inc.	335	39,684
Fortune Brands Home & Security, Inc.	2,668	265,759
Gibraltar Industries, Inc. (A)	685	52,272
Griffon Corp.	1,054	27,014
Insteel Industries, Inc.	463	14,885
JELD-WEN Holding, Inc. (A)	2,148	56,406
Johnson Controls International PLC	17,081	1,172,269
Lennox International, Inc.	706	247,665
Masco Corp.	4,564	268,865
Owens Corning	2,138	209,310
PGT Innovations, Inc. (A)	1,295	30,083
Quanex Building Products Corp.	554	13,761
Resideo Technologies, Inc. (A)	2,645	79,350
Simpson Manufacturing Company, Inc.	929	102,599
The AZEK Company, Inc. (A)	1,030	43,734
Trex Company, Inc. (A)	2,395	244,793
UFP Industries, Inc.	1,297	96,419
		4,588,473
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	61,913
ACCO Brands Corp.	2,109	18,201
ACV Auctions, Inc., Class A (A)	1,749	44,827
ADT, Inc.	15,587	168,184
Aqua Metals, Inc. (A)	407	1,221
Brady Corp., Class A	1,122	62,877
BrightView Holdings, Inc. (A)	2,250	36,270
Casella Waste Systems, Inc., Class A (A)	1,031	65,396
CECO Environmental Corp. (A)	931	6,666
Cintas Corp.	1,923	734,586
Clean Harbors, Inc. (A)	1,183	110,185
Copart, Inc. (A)	4,342	572,406
CoreCivic, Inc. (A)	2,527	26,458
Covanta Holding Corp.	2,894	50,963
Deluxe Corp.	899	42,945
Ennis, Inc.	594	12,783
Harsco Corp. (A)	1,720	35,122
Healthcare Services Group, Inc.	1,557	49,154
Heritage-Crystal Clean, Inc. (A)	532	15,790
Herman Miller, Inc.	1,134	53,457
HNI Corp.	909	39,969
IAA, Inc. (A)	2,758	150,421
Interface, Inc.	1,246	19,064
KAR Auction Services, Inc. (A)	2,713	47,613
Kimball International, Inc., Class B	828	10,888
Knoll, Inc.	1,051	27,315
Matthews International Corp., Class A	695	24,992
MSA Safety, Inc.	789	130,643
NL Industries, Inc.	1,371	8,912
Pitney Bowes, Inc.	3,630	31,835
Quad/Graphics, Inc. (A)	1,350	5,603
Republic Services, Inc.	5,154	566,992
Rollins, Inc.	9,589	327,944
RR Donnelley & Sons Company (A)	1,850	11,618

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
SP Plus Corp. (A)	517	$15,815
Steelcase, Inc., Class A	2,479	37,458
Stericycle, Inc. (A)	1,924	137,662
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	4,878
Tetra Tech, Inc.	1,153	140,712
The Brink's Company	1,052	80,836
UniFirst Corp.	321	75,319
US Ecology, Inc. (A)	492	18,460
Viad Corp. (A)	446	22,233
Vidler Water Resouces, Inc. (A)	659	8,765
VSE Corp.	270	13,368
Waste Management, Inc.	7,421	1,039,756
		5,168,475
Construction and engineering – 0.2%
AECOM (A)	2,768	175,270
Ameresco, Inc., Class A (A)	1,046	65,605
Arcosa, Inc.	870	51,104
Argan, Inc.	361	17,252
Comfort Systems USA, Inc.	770	60,668
Construction Partners, Inc., Class A (A)	1,162	36,487
Dycom Industries, Inc. (A)	667	49,712
EMCOR Group, Inc.	901	110,994
Fluor Corp. (A)	3,029	53,613
Granite Construction, Inc.	1,014	42,111
Great Lakes Dredge & Dock Corp. (A)	1,462	21,360
IES Holdings, Inc. (A)	485	24,910
MasTec, Inc. (A)	1,529	162,227
Matrix Service Company (A)	663	6,962
MYR Group, Inc. (A)	381	34,641
Northwest Pipe Company (A)	252	7,119
Orbital Energy Group, Inc. (A)	635	2,775
Orion Group Holdings, Inc. (A)	985	5,664
Primoris Services Corp.	1,046	30,784
Quanta Services, Inc.	2,698	244,358
Sterling Construction Company, Inc. (A)	650	15,685
Tutor Perini Corp. (A)	1,152	15,955
Valmont Industries, Inc.	334	78,841
WillScot Mobile Mini Holdings Corp. (A)	4,767	132,856
		1,446,953
Electrical equipment – 0.6%
Acuity Brands, Inc.	788	147,380
Allied Motion Technologies, Inc.	333	11,498
American Superconductor Corp. (A)	626	10,886
AMETEK, Inc.	4,215	562,703
Array Technologies, Inc. (A)	2,418	37,721
Atkore, Inc. (A)	995	70,645
Ault Global Holdings, Inc. (A)	1,563	4,408
AZZ, Inc.	556	28,790
Bloom Energy Corp., Class A (A)	2,529	67,954
Eaton Corp. PLC	7,027	1,041,261
Emerson Electric Company	10,731	1,032,751
Encore Wire Corp.	444	33,651
Energous Corp. (A)	2,561	7,350
EnerSys	886	86,589
FuelCell Energy, Inc. (A)	4,837	43,049
Generac Holdings, Inc. (A)	592	245,769
GrafTech International, Ltd.	4,843	56,276
Hubbell, Inc.	956	178,619
nVent Electric PLC	3,399	106,185
Ocean Power Technologies, Inc. (A)	567	1,418
Orion Energy Systems, Inc. (A)	2,776	15,906
Plug Power, Inc. (A)	9,570	327,198
Powell Industries, Inc.	287	8,883
Preformed Line Products Company	126	9,349
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Regal Beloit Corp.	813	$108,544
Rockwell Automation, Inc.	2,053	587,199
Sunrun, Inc. (A)	3,994	222,785
Sunworks, Inc. (A)	179	1,881
Thermon Group Holdings, Inc. (A)	751	12,797
TPI Composites, Inc. (A)	781	37,816
Vicor Corp. (A)	865	91,465
		5,198,726
Industrial conglomerates – 0.9%
3M Company	10,518	2,089,190
Carlisle Companies, Inc.	796	152,338
General Electric Company	163,539	2,201,235
Honeywell International, Inc.	12,632	2,770,829
Icahn Enterprises LP	4,276	235,137
Raven Industries, Inc.	807	46,685
Roper Technologies, Inc.	1,888	887,738
		8,383,152
Machinery – 1.7%
AGCO Corp.	1,435	187,095
Agrify Corp. (A)	374	4,451
Alamo Group, Inc.	239	36,491
Albany International Corp., Class A	643	57,394
Allison Transmission Holdings, Inc.	1,182	46,973
Altra Industrial Motion Corp.	1,367	88,882
Astec Industries, Inc.	516	32,477
Barnes Group, Inc.	1,066	54,633
Caterpillar, Inc.	10,074	2,192,405
Chart Industries, Inc. (A)	759	111,057
CIRCOR International, Inc. (A)	461	15,029
Colfax Corp. (A)	2,476	113,426
Columbus McKinnon Corp.	532	25,664
Commercial Vehicle Group, Inc. (A)	856	9,099
Crane Company	1,181	109,089
Cummins, Inc.	2,458	599,285
Deere & Company	5,739	2,024,203
Donaldson Company, Inc.	2,191	139,194
Douglas Dynamics, Inc.	435	17,700
Dover Corp.	2,018	303,911
Energy Recovery, Inc. (A)	1,268	28,885
Enerpac Tool Group Corp.	1,293	34,420
EnPro Industries, Inc.	467	45,369
ESCO Technologies, Inc.	542	50,845
Evoqua Water Technologies Corp. (A)	2,421	81,781
Federal Signal Corp.	1,279	51,454
Flowserve Corp.	2,742	110,557
Fortive Corp.	6,140	428,204
Franklin Electric Company, Inc.	987	79,572
Gates Industrial Corp. PLC (A)	6,148	111,094
Gencor Industries, Inc. (A)	428	5,204
Graco, Inc.	3,258	246,631
Graham Corp.	310	4,266
Helios Technologies, Inc.	706	55,103
Hillenbrand, Inc.	1,583	69,779
Hurco Companies, Inc.	183	6,405
Hyster-Yale Materials Handling, Inc.	296	21,602
IDEX Corp.	1,049	230,832
Illinois Tool Works, Inc.	5,437	1,215,496
Ingersoll Rand, Inc. (A)	7,954	388,235
ITT, Inc.	1,654	151,490
John Bean Technologies Corp.	667	95,128
Kadant, Inc.	213	37,507
Kennametal, Inc.	1,782	64,009
LB Foster Company, Class A (A)	298	5,555
Lincoln Electric Holdings, Inc.	1,160	152,784
Lindsay Corp.	215	35,535

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (A)	434	$26,266
Mayville Engineering Company, Inc. (A)	522	10,497
Meritor, Inc. (A)	1,419	33,233
Miller Industries, Inc.	293	11,556
Mueller Industries, Inc.	1,297	56,173
Mueller Water Products, Inc., Class A	3,339	48,148
Navistar International Corp. (A)	2,092	93,094
NN, Inc. (A)	766	5,630
Nordson Corp.	688	151,023
Omega Flex, Inc.	223	32,716
Oshkosh Corp.	1,294	161,284
Otis Worldwide Corp.	7,399	605,016
PACCAR, Inc.	5,710	509,618
Parker-Hannifin Corp.	2,416	741,978
Park-Ohio Holdings Corp.	316	10,156
Proto Labs, Inc. (A)	565	51,867
RBC Bearings, Inc. (A)	524	104,496
REV Group, Inc.	1,210	18,985
Rexnord Corp.	2,363	118,245
Snap-on, Inc.	835	186,564
SPX Corp. (A)	948	57,904
SPX FLOW, Inc.	923	60,217
Standex International Corp.	280	26,575
Stanley Black & Decker, Inc.	2,971	609,025
Tennant Company	380	30,343
Terex Corp.	1,554	74,001
The Eastern Company	202	6,127
The Gorman-Rupp Company	603	20,767
The Greenbrier Companies, Inc.	586	25,538
The Manitowoc Company, Inc. (A)	864	21,168
The Middleby Corp. (A)	1,172	203,061
The Shyft Group, Inc.	809	30,265
The Timken Company	1,583	127,574
The Toro Company	2,154	236,682
Titan International, Inc. (A)	1,677	14,221
TriMas Corp. (A)	1,035	31,392
Trinity Industries, Inc.	2,605	70,048
Wabash National Corp.	1,110	17,760
Wabtec Corp.	3,970	326,731
Watts Water Technologies, Inc., Class A	650	94,842
Welbilt, Inc. (A)	2,974	68,848
Woodward, Inc.	1,298	159,498
Xylem, Inc.	3,519	422,139
		15,687,471
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	275	13,013
Kirby Corp. (A)	1,269	76,952
Matson, Inc.	933	59,712
		149,677
Professional services – 0.5%
Acacia Research Corp. (A)	1,686	11,397
ASGN, Inc. (A)	1,106	107,205
Barrett Business Services, Inc.	173	12,562
Booz Allen Hamilton Holding Corp.	2,445	208,265
CACI International, Inc., Class A (A)	333	84,955
CBIZ, Inc. (A)	1,144	37,489
CoStar Group, Inc. (A)	7,420	614,524
CRA International, Inc.	188	16,093
Dun & Bradstreet Holdings, Inc. (A)	4,817	102,939
Equifax, Inc.	2,294	549,436
Exponent, Inc.	1,082	96,525
Forrester Research, Inc. (A)	420	19,236
Franklin Covey Company (A)	341	11,031
FTI Consulting, Inc. (A)	590	80,600
Heidrick & Struggles International, Inc.	459	20,448
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Huron Consulting Group, Inc. (A)	481	$23,641
ICF International, Inc.	377	33,123
Insperity, Inc.	843	76,182
Jacobs Engineering Group, Inc.	2,407	321,142
KBR, Inc.	2,986	113,916
Kelly Services, Inc., Class A (A)	813	19,488
Kforce, Inc.	509	32,031
Korn Ferry	1,163	84,376
Leidos Holdings, Inc.	2,616	264,478
ManpowerGroup, Inc.	1,062	126,282
ManTech International Corp., Class A	809	70,011
Mistras Group, Inc. (A)	754	7,412
Rekor Systems, Inc. (A)	930	9,449
Resources Connection, Inc.	781	11,215
Robert Half International, Inc.	2,211	196,713
Science Applications International Corp.	1,089	95,538
ShiftPixy, Inc. (A)	1,190	2,808
TransUnion	3,623	397,842
TriNet Group, Inc. (A)	1,465	106,183
TrueBlue, Inc. (A)	816	22,938
Upwork, Inc. (A)	2,419	141,004
Verisk Analytics, Inc.	2,981	520,840
Willdan Group, Inc. (A)	264	9,937
		4,659,254
Road and rail – 1.1%
AMERCO	253	149,118
ArcBest Corp.	604	35,147
Avis Budget Group, Inc. (A)	1,479	115,199
Covenant Logistics Group, Inc. (A)	501	10,361
CSX Corp.	41,976	1,346,590
Daseke, Inc. (A)	1,184	7,672
Heartland Express, Inc.	1,522	26,072
HyreCar, Inc. (A)	233	4,874
JB Hunt Transport Services, Inc.	1,930	314,494
Kansas City Southern	1,750	495,898
Knight-Swift Transportation Holdings, Inc.	3,561	161,883
Landstar System, Inc.	521	82,328
Lyft, Inc., Class A (A)	6,240	377,395
Marten Transport, Ltd.	1,666	27,472
Norfolk Southern Corp.	4,539	1,204,696
Old Dominion Freight Line, Inc.	2,233	566,735
P.A.M. Transportation Services, Inc. (A)	163	8,598
Ryder System, Inc.	1,136	84,439
Saia, Inc. (A)	560	117,314
Schneider National, Inc., Class B	3,647	79,395
TuSimple Holdings, Inc., Class A (A)(B)	1,216	86,628
Uber Technologies, Inc. (A)	35,203	1,764,374
Union Pacific Corp.	12,090	2,658,954
Universal Logistics Holdings, Inc.	647	15,075
Werner Enterprises, Inc.	973	43,318
Yellow Corp. (A)	875	5,696
		9,789,725
Trading companies and distributors – 0.3%
Air Lease Corp.	2,163	90,284
Applied Industrial Technologies, Inc.	808	73,576
Beacon Roofing Supply, Inc. (A)	1,448	77,106
BlueLinx Holdings, Inc. (A)	138	6,939
Boise Cascade Company	849	49,539
CAI International, Inc.	399	22,344
DXP Enterprises, Inc. (A)	424	14,119
EVI Industries, Inc. (A)	281	7,980
Fastenal Company	11,301	587,652
Fortress Transportation & Infrastructure Investors LLC	1,753	58,813
GATX Corp.	601	53,170

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Global Industrial, Inc.	859	$31,534
GMS, Inc. (A)	892	42,941
H&E Equipment Services, Inc.	706	23,489
Herc Holdings, Inc. (A)	600	67,242
Lawson Products, Inc. (A)	105	5,619
McGrath RentCorp	513	41,845
MRC Global, Inc. (A)	1,913	17,982
MSC Industrial Direct Company, Inc., Class A	1,063	95,383
NOW, Inc. (A)	2,361	22,406
Rush Enterprises, Inc., Class A	1,177	50,893
SiteOne Landscape Supply, Inc. (A)	878	148,610
Textainer Group Holdings, Ltd. (A)	1,307	44,137
Titan Machinery, Inc. (A)	554	17,141
United Rentals, Inc. (A)	1,337	426,516
Univar Solutions, Inc. (A)	3,580	87,280
Veritiv Corp. (A)	416	25,551
W.W. Grainger, Inc.	838	367,044
Watsco, Inc.	731	209,534
WESCO International, Inc. (A)	1,054	108,372
		2,875,041
		78,801,157
Information technology – 25.2%
Communications equipment – 0.8%
ADTRAN, Inc.	1,229	25,379
Applied Optoelectronics, Inc. (A)	524	4,438
Arista Networks, Inc. (A)	1,433	519,190
CalAmp Corp. (A)	820	10,430
Calix, Inc. (A)	1,308	62,130
Cambium Networks Corp. (A)	638	30,847
Casa Systems, Inc. (A)	2,022	17,935
Ciena Corp. (A)	2,982	169,646
Cisco Systems, Inc.	76,920	4,076,760
Clearfield, Inc. (A)	398	14,905
CommScope Holding Company, Inc. (A)	4,134	88,096
Comtech Telecommunications Corp.	548	13,240
Digi International, Inc. (A)	683	13,735
DZS, Inc. (A)	566	11,745
EchoStar Corp., Class A (A)	2,059	50,013
Extreme Networks, Inc. (A)	2,767	30,880
F5 Networks, Inc. (A)	1,169	218,206
Harmonic, Inc. (A)	2,084	17,756
Infinera Corp. (A)	3,517	35,873
Inseego Corp. (A)(B)	1,798	18,142
Juniper Networks, Inc.	5,594	152,996
KVH Industries, Inc. (A)	504	6,199
Lumentum Holdings, Inc. (A)	1,592	130,592
Motorola Solutions, Inc.	2,893	627,347
NETGEAR, Inc. (A)	654	25,061
NetScout Systems, Inc. (A)	1,586	45,264
Plantronics, Inc. (A)	893	37,265
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	247	793
Ribbon Communications, Inc. (A)	2,627	19,991
Ubiquiti, Inc.	1,238	386,491
ViaSat, Inc. (A)	1,289	64,244
Viavi Solutions, Inc. (A)	4,848	85,616
Vislink Technologies, Inc. (A)	1,137	3,240
		7,014,445
Electronic equipment, instruments and components – 0.7%
Advanced Energy Industries, Inc.	809	91,182
Akoustis Technologies, Inc. (A)	872	9,339
Amphenol Corp., Class A	10,849	742,180
Arlo Technologies, Inc. (A)	1,497	10,135
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc. (A)	1,238	$140,922
Avnet, Inc.	1,858	74,469
Badger Meter, Inc.	609	59,755
Bel Fuse, Inc., Class B	346	4,982
Belden, Inc.	915	46,272
Benchmark Electronics, Inc.	800	22,768
CDW Corp.	2,526	441,166
Cognex Corp.	3,548	298,209
Coherent, Inc. (A)	509	134,549
Corning, Inc.	15,094	617,345
CTS Corp.	670	24,897
Daktronics, Inc. (A)	1,227	8,086
ePlus, Inc. (A)	171	14,824
FARO Technologies, Inc. (A)	391	30,408
II-VI, Inc. (A)	1,909	138,574
Insight Enterprises, Inc. (A)	735	73,507
IPG Photonics Corp. (A)	1,012	213,299
Iteris, Inc. (A)	1,032	6,863
Itron, Inc. (A)	841	84,083
Jabil, Inc.	2,933	170,466
Keysight Technologies, Inc. (A)	3,385	522,678
Kimball Electronics, Inc. (A)	601	13,066
Knowles Corp. (A)	1,955	38,592
Littelfuse, Inc.	493	125,611
Methode Electronics, Inc.	804	39,565
MicroVision, Inc. (A)(B)	2,290	38,358
Napco Security Technologies, Inc. (A)	429	15,603
National Instruments Corp.	2,724	115,171
nLight, Inc. (A)	848	30,765
Novanta, Inc. (A)	739	99,588
OSI Systems, Inc. (A)	333	33,846
PAR Technology Corp. (A)	370	25,878
PC Connection, Inc.	517	23,922
Plexus Corp. (A)	489	44,699
Rogers Corp. (A)	393	78,914
Sanmina Corp. (A)	1,095	42,661
ScanSource, Inc. (A)	460	12,940
SYNNEX Corp.	1,018	123,952
Trimble, Inc. (A)	4,825	394,830
TTM Technologies, Inc. (A)	2,254	32,232
Vishay Intertechnology, Inc.	3,003	67,718
Vishay Precision Group, Inc. (A)	306	10,416
Vontier Corp.	2,732	89,009
Zebra Technologies Corp., Class A (A)	998	528,431
		6,006,725
IT services – 4.6%
Affirm Holdings, Inc. (A)(B)	3,775	254,246
Akamai Technologies, Inc. (A)	2,848	332,077
Alliance Data Systems Corp.	932	97,105
Automatic Data Processing, Inc.	7,771	1,543,476
BigCommerce Holdings, Inc., Series 1 (A)	1,073	69,659
Black Knight, Inc. (A)	2,978	232,224
BM Technologies, Inc. (A)(B)	1,528	19,008
Brightcove, Inc. (A)	983	14,106
Broadridge Financial Solutions, Inc.	2,155	348,097
Cass Information Systems, Inc.	256	10,432
Cognizant Technology Solutions Corp., Class A	9,804	679,025
Concentrix Corp. (A)	1,018	163,694
Conduent, Inc. (A)	4,621	34,658
CSG Systems International, Inc.	659	31,092
DXC Technology Company (A)	5,359	208,679
EPAM Systems, Inc. (A)	1,091	557,457
Euronet Worldwide, Inc. (A)	1,131	153,081

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
EVO Payments, Inc., Class A (A)	1,768	$49,044
ExlService Holdings, Inc. (A)	712	75,657
Fastly, Inc., Class A (A)(B)	1,995	118,902
Fidelity National Information Services, Inc.	11,395	1,614,330
Fiserv, Inc. (A)	12,393	1,324,688
FleetCor Technologies, Inc. (A)	1,524	390,235
Gartner, Inc. (A)	1,708	413,678
Genpact, Ltd.	3,996	181,538
Global Payments, Inc.	5,523	1,035,783
GoDaddy, Inc., Class A (A)	3,165	275,228
GreenSky, Inc., Class A (A)	3,876	21,512
i3 Verticals, Inc., Class A (A)	606	18,313
IBM Corp.	16,189	2,373,146
Information Services Group, Inc.	1,409	8,243
Jack Henry & Associates, Inc.	1,234	201,771
Limelight Networks, Inc. (A)	2,664	8,392
LiveRamp Holdings, Inc. (A)	1,431	67,042
Mastercard, Inc., Class A	18,201	6,645,003
MAXIMUS, Inc.	1,146	100,814
MoneyGram International, Inc. (A)	1,519	15,312
MongoDB, Inc. (A)	1,175	424,786
Okta, Inc. (A)	2,436	596,040
Paychex, Inc.	6,715	720,520
PayPal Holdings, Inc. (A)	21,633	6,305,587
Paysign, Inc. (A)	1,105	3,514
Perficient, Inc. (A)	713	57,339
Sabre Corp. (A)	5,716	71,336
ServiceSource International, Inc. (A)	14,242	20,081
Shift4 Payments, Inc., Class A (A)	700	65,604
Snowflake, Inc., Class A (A)	5,436	1,314,425
Square, Inc., Class A (A)	8,502	2,072,788
Squarespace, Inc., Class A (A)	884	52,518
StarTek, Inc. (A)	653	4,656
Switch, Inc., Class A	5,110	107,872
Sykes Enterprises, Inc. (A)	904	48,545
The Hackett Group, Inc.	696	12,542
The Western Union Company	7,400	169,978
TTEC Holdings, Inc.	986	101,647
Twilio, Inc., Class A (A)	2,920	1,150,947
Unisys Corp. (A)	1,343	33,991
VeriSign, Inc. (A)	1,742	396,636
Verra Mobility Corp. (A)	3,363	51,689
Visa, Inc., Class A	35,691	8,345,270
WEX, Inc. (A)	903	175,092
		41,990,150
Semiconductors and semiconductor equipment – 4.6%
ACM Research, Inc., Class A (A)	406	41,501
Advanced Micro Devices, Inc. (A)	22,503	2,113,707
Allegro MicroSystems, Inc. (A)	3,608	99,942
Alpha & Omega Semiconductor, Ltd. (A)	622	18,903
Ambarella, Inc. (A)	706	75,281
Amkor Technology, Inc.	5,075	120,125
Analog Devices, Inc.	6,604	1,136,945
Applied Materials, Inc.	16,939	2,412,114
Atomera, Inc. (A)	385	8,254
Axcelis Technologies, Inc. (A)	734	29,668
Broadcom, Inc.	7,470	3,561,995
Brooks Automation, Inc.	1,532	145,969
CEVA, Inc. (A)	512	24,218
Cirrus Logic, Inc. (A)	1,046	89,036
CMC Materials, Inc.	612	92,253
Cohu, Inc. (A)	925	34,031
Cree, Inc. (A)	2,258	221,126
Diodes, Inc. (A)	920	73,388
DSP Group, Inc. (A)	596	8,821
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
EMagin Corp. (A)	258	$898
Enphase Energy, Inc. (A)	2,514	461,646
Entegris, Inc.	2,625	322,796
First Solar, Inc. (A)	2,030	183,735
FormFactor, Inc. (A)	1,518	55,346
Ichor Holdings, Ltd. (A)	384	20,659
Impinj, Inc. (A)	486	25,073
Intel Corp.	73,458	4,123,932
KLA Corp.	2,820	914,272
Kulicke & Soffa Industries, Inc.	1,388	84,946
Lam Research Corp.	2,616	1,702,231
Lattice Semiconductor Corp. (A)	2,827	158,821
MACOM Technology Solutions Holdings, Inc. (A)	1,335	85,547
Marvell Technology, Inc.	15,268	890,582
Maxeon Solar Technologies, Ltd. (A)	410	8,786
Maxim Integrated Products, Inc.	4,463	470,222
MaxLinear, Inc. (A)	1,515	64,372
Microchip Technology, Inc.	4,982	746,005
Micron Technology, Inc. (A)	20,547	1,746,084
MKS Instruments, Inc.	1,139	202,685
Monolithic Power Systems, Inc.	873	326,022
NeoPhotonics Corp. (A)	1,119	11,425
NVE Corp.	120	8,886
NVIDIA Corp.	11,439	9,152,344
ON Semiconductor Corp. (A)	8,461	323,887
Onto Innovation, Inc. (A)	982	71,725
PDF Solutions, Inc. (A)	745	13,544
Photronics, Inc. (A)	1,478	19,524
Power Integrations, Inc.	1,203	98,718
Qorvo, Inc. (A)	2,048	400,691
QUALCOMM, Inc.	20,653	2,951,933
Rambus, Inc. (A)	2,420	57,378
Semtech Corp. (A)	1,393	95,838
Silicon Laboratories, Inc. (A)	876	134,247
SiTime Corp. (A)	232	29,369
Skyworks Solutions, Inc.	2,973	570,073
SMART Global Holdings, Inc. (A)	535	25,509
SunPower Corp. (A)	3,285	95,988
Synaptics, Inc. (A)	681	105,950
Teradyne, Inc.	3,234	433,227
Texas Instruments, Inc.	16,691	3,209,679
Ultra Clean Holdings, Inc. (A)	883	47,435
Universal Display Corp.	975	216,772
Veeco Instruments, Inc. (A)	1,119	26,901
Xilinx, Inc.	4,472	646,830
		41,649,810
Software – 9.5%
8x8, Inc. (A)	2,122	58,907
A10 Networks, Inc. (A)	1,809	20,369
ACI Worldwide, Inc. (A)	2,427	90,139
Adobe, Inc. (A)	8,784	5,144,262
Agilysys, Inc. (A)	564	32,075
Alarm.com Holdings, Inc. (A)	1,025	86,818
Alkami Technology, Inc. (A)	757	27,002
Altair Engineering, Inc., Class A (A)	1,540	106,214
Alteryx, Inc., Class A (A)	1,359	116,901
American Software, Inc., Class A	679	14,911
Anaplan, Inc. (A)	2,761	147,161
ANSYS, Inc. (A)	1,673	580,631
Appfolio, Inc., Class A (A)	718	101,382
Appian Corp. (A)(B)	1,411	194,365
AppLovin Corp., Class A (A)(B)	6,673	501,609
Asana, Inc., Class A (A)	2,882	178,770
Aspen Technology, Inc. (A)	1,425	195,995

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc. (A)	4,162	$1,214,888
Avalara, Inc. (A)	1,613	260,983
Avaya Holdings Corp. (A)	2,155	57,970
Benefitfocus, Inc. (A)	722	10,180
Bentley Systems, Inc., Class B (B)	4,989	323,187
Bill.com Holdings, Inc. (A)	1,427	261,398
Blackbaud, Inc. (A)	1,029	78,791
Blackline, Inc. (A)	1,170	130,186
Bottomline Technologies DE, Inc. (A)	930	34,484
Box, Inc., Class A (A)	3,163	80,815
C3.Ai, Inc., Class A (A)	1,825	114,117
Cadence Design Systems, Inc. (A)	5,263	720,084
CDK Global, Inc.	2,502	124,324
Cerence, Inc. (A)	788	84,087
Ceridian HCM Holding, Inc. (A)	2,985	286,321
ChannelAdvisor Corp. (A)	697	17,083
Citrix Systems, Inc.	2,335	273,825
Cloudera, Inc. (A)	5,998	95,128
Cloudflare, Inc., Class A (A)	5,998	634,828
Cognyte Software, Ltd. (A)	1,365	33,443
CommVault Systems, Inc. (A)	969	75,747
Cornerstone OnDemand, Inc. (A)	1,274	65,713
Coupa Software, Inc. (A)	1,333	349,393
Crowdstrike Holdings, Inc., Class A (A)	4,293	1,078,874
Datadog, Inc., Class A (A)	6,130	638,010
Digimarc Corp. (A)	294	9,849
DocuSign, Inc. (A)	3,724	1,041,119
Dolby Laboratories, Inc., Class A	1,941	190,781
Domo, Inc., Class B (A)	622	50,276
DoubleVerify Holdings, Inc. (A)	265	11,220
Dropbox, Inc., Class A (A)	8,100	245,511
Duck Creek Technologies, Inc. (A)	1,484	64,569
Dynatrace, Inc. (A)	5,749	335,857
Ebix, Inc.	651	22,069
eGain Corp. (A)	755	8,667
Envestnet, Inc. (A)	1,101	83,522
Everbridge, Inc. (A)	708	96,345
Fair Isaac Corp. (A)	552	277,479
FireEye, Inc. (A)	4,573	92,466
Five9, Inc. (A)	1,276	234,006
Fortinet, Inc. (A)	3,121	743,391
Guidewire Software, Inc. (A)	1,721	193,991
HubSpot, Inc. (A)	893	520,369
Intelligent Systems Corp. (A)	199	6,261
InterDigital, Inc.	665	48,565
Intuit, Inc.	5,101	2,500,357
j2 Global, Inc. (A)	891	122,557
JFrog, Ltd. (A)(B)	1,737	79,068
KnowBe4, Inc., Class A (A)(B)	2,566	80,239
LivePerson, Inc. (A)	1,406	88,915
Manhattan Associates, Inc. (A)	1,337	193,651
McAfee Corp., Class A	8,082	226,458
Medallia, Inc. (A)	2,506	84,578
Microsoft Corp.	137,927	37,364,424
MicroStrategy, Inc., Class A (A)(B)	221	146,855
Mitek Systems, Inc. (A)	911	17,546
Model N, Inc. (A)	719	24,640
Momentive Global, Inc. (A)	2,843	59,902
NCino, Inc. (A)	995	59,620
New Relic, Inc. (A)	1,234	82,641
NortonLifeLock, Inc.	11,705	318,610
Nuance Communications, Inc. (A)	5,647	307,423
Nutanix, Inc., Class A (A)	3,956	151,198
Olo, Inc., Class A (A)(B)	1,880	70,293
OneSpan, Inc. (A)	910	23,241
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	52,513	$4,087,612
PagerDuty, Inc. (A)(B)	1,640	69,831
Palantir Technologies, Inc., Class A (A)	31,773	837,536
Palo Alto Networks, Inc. (A)	1,888	700,542
Paycom Software, Inc. (A)	1,189	432,166
Paylocity Holding Corp. (A)	1,121	213,887
Pegasystems, Inc.	1,661	231,195
Ping Identity Holding Corp. (A)	1,506	34,487
Procore Technologies, Inc. (A)(B)	693	65,800
Progress Software Corp.	952	44,030
Proofpoint, Inc. (A)	1,180	205,037
PROS Holdings, Inc. (A)	881	40,147
PTC, Inc. (A)	2,371	334,927
Q2 Holdings, Inc. (A)	1,009	103,503
Qualtrics International, Inc. (A)	7,538	288,329
Qualys, Inc. (A)	812	81,760
Rapid7, Inc. (A)	1,045	98,888
Rimini Street, Inc. (A)	1,519	9,357
RingCentral, Inc., Class A (A)	1,564	454,467
Riot Blockchain, Inc. (A)	1,338	50,402
Sailpoint Technologies Holdings, Inc. (A)	1,899	96,982
salesforce.com, Inc. (A)	17,153	4,189,963
SecureWorks Corp., Class A (A)	1,619	30,000
SEMrush Holdings, Inc., Class A (A)	1,187	27,325
ServiceNow, Inc. (A)	3,672	2,017,948
ShotSpotter, Inc. (A)	262	12,778
Slack Technologies, Inc., Class A (A)	11,350	502,805
Smartsheet, Inc., Class A (A)	2,404	173,857
SolarWinds Corp. (A)	6,524	110,190
Splunk, Inc. (A)	3,253	470,319
Sprout Social, Inc., Class A (A)	881	78,779
SPS Commerce, Inc. (A)	728	72,691
SS&C Technologies Holdings, Inc.	5,047	363,687
Synchronoss Technologies, Inc. (A)	1,177	4,225
Synopsys, Inc. (A)	2,704	745,736
Tenable Holdings, Inc. (A)	2,078	85,925
Teradata Corp. (A)	2,339	116,880
The Trade Desk, Inc., Class A (A)	9,051	700,185
Tyler Technologies, Inc. (A)	782	353,753
UiPath, Inc., Class A (A)(B)	9,678	657,427
Unity Software, Inc. (A)	5,157	566,393
Upland Software, Inc. (A)	553	22,767
Varonis Systems, Inc. (A)	1,938	111,668
Verint Systems, Inc. (A)	1,365	61,521
Veritone, Inc. (A)	355	6,997
Vertex, Inc., Class A (A)	794	17,420
Viant Technology, Inc., Class A (A)	568	16,915
VirnetX Holding Corp. (A)(B)	1,593	6,802
VMware, Inc., Class A (A)(B)	7,629	1,220,411
Vonage Holdings Corp. (A)	5,098	73,462
Workday, Inc., Class A (A)	4,681	1,117,542
Workiva, Inc. (A)	982	109,326
Xperi Holding Corp.	2,215	49,262
Yext, Inc. (A)	2,432	34,753
Zendesk, Inc. (A)	2,343	338,189
Zix Corp. (A)	1,285	9,059
Zoom Video Communications, Inc., Class A (A)	5,470	2,117,054
Zscaler, Inc. (A)	2,675	577,961
Zuora, Inc., Class A (A)	2,388	41,193
		86,613,952
Technology hardware, storage and peripherals – 5.0%
3D Systems Corp. (A)	2,572	102,803
Apple, Inc.	305,741	41,874,287
Avid Technology, Inc. (A)	1,003	39,267

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Boxlight Corp., Class A (A)	1,426	$3,437
Dell Technologies, Inc., Class C (A)	13,953	1,390,696
Diebold Nixdorf, Inc. (A)	1,715	22,021
Eastman Kodak Company (A)	667	5,549
Hewlett Packard Enterprise Company	23,098	336,769
HP, Inc.	23,321	704,061
Immersion Corp. (A)	809	7,095
Intevac, Inc. (A)	745	5,021
NCR Corp. (A)	2,659	121,277
NetApp, Inc.	4,345	355,508
Pure Storage, Inc., Class A (A)	5,381	105,091
Western Digital Corp. (A)	5,790	412,074
Xerox Holdings Corp.	3,628	85,222
		45,570,178
		228,845,260
Materials – 2.3%
Chemicals – 1.3%
AdvanSix, Inc. (A)	524	15,647
Air Products & Chemicals, Inc.	3,825	1,100,376
Albemarle Corp.	2,196	369,938
American Vanguard Corp.	728	12,747
Amyris, Inc. (A)	4,542	74,353
Ashland Global Holdings, Inc.	1,039	90,913
Avient Corp.	1,723	84,703
Axalta Coating Systems, Ltd. (A)	4,602	140,315
Balchem Corp.	681	89,388
Cabot Corp.	1,218	69,341
Celanese Corp.	1,972	298,955
CF Industries Holdings, Inc.	4,338	223,190
Chase Corp.	194	19,906
Corteva, Inc.	14,102	625,424
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings Ltd. (A)	540	9,671
Dow, Inc.	14,168	896,551
DuPont de Nemours, Inc.	10,003	774,332
Eastman Chemical Company	2,543	296,895
Ecolab, Inc.	5,046	1,039,325
Ferro Corp. (A)	1,770	38,179
FMC Corp.	2,313	250,267
FutureFuel Corp.	1,090	10,464
GCP Applied Technologies, Inc. (A)	1,572	36,565
Hawkins, Inc.	532	17,423
HB Fuller Company	1,076	68,444
Huntsman Corp.	4,735	125,572
Ingevity Corp. (A)	884	71,922
Innospec, Inc.	510	46,211
International Flavors & Fragrances, Inc.	4,736	707,558
Intrepid Potash, Inc. (A)	345	10,992
Koppers Holdings, Inc. (A)	482	15,593
Kraton Corp. (A)	660	21,311
Kronos Worldwide, Inc.	2,526	36,172
Livent Corp. (A)	3,162	61,216
Marrone Bio Innovations, Inc. (A)	3,996	6,633
Minerals Technologies, Inc.	673	52,945
Olin Corp.	3,408	157,654
PPG Industries, Inc.	4,296	729,332
PQ Group Holdings, Inc.	2,904	44,605
Quaker Chemical Corp.	313	74,240
Rayonier Advanced Materials, Inc. (A)	1,194	7,988
RPM International, Inc.	2,245	199,087
Sensient Technologies Corp.	828	71,672
Stepan Company	302	36,322
The Chemours Company	3,379	117,589
The Mosaic Company	7,614	242,963
The Scotts Miracle-Gro Company	1,098	210,728
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	4,929	$1,342,906
Trecora Resources (A)	757	6,298
Tredegar Corp.	832	11,457
Trinseo SA	852	50,984
Valhi, Inc.	660	16,058
Valvoline, Inc.	3,909	126,886
W.R. Grace & Company	1,393	96,284
Westlake Chemical Corp.	2,620	236,036
Westlake Chemical Partners LP	799	21,509
Zymergen, Inc. (A)(B)	1,246	49,852
		11,660,082
Construction materials – 0.1%
Eagle Materials, Inc.	850	120,794
Forterra, Inc. (A)	1,414	33,243
Martin Marietta Materials, Inc.	1,073	377,492
Summit Materials, Inc., Class A (A)	2,396	83,501
U.S. Concrete, Inc. (A)	374	27,601
United States Lime & Minerals, Inc.	134	18,638
Vulcan Materials Company	2,263	393,920
		1,055,189
Containers and packaging – 0.3%
AptarGroup, Inc.	755	106,334
Avery Dennison Corp.	1,576	331,338
Ball Corp.	5,789	469,025
Berry Global Group, Inc. (A)	2,634	171,789
Crown Holdings, Inc.	2,263	231,301
Graphic Packaging Holding Company	5,879	106,645
Greif, Inc., Class A	1,049	63,517
International Paper Company	7,403	453,878
Myers Industries, Inc.	844	17,724
O-I Glass, Inc. (A)	3,338	54,510
Packaging Corp. of America	1,636	221,547
Sealed Air Corp.	3,058	181,187
Silgan Holdings, Inc.	1,469	60,964
Sonoco Products Company	1,488	99,547
Westrock Company	4,971	264,557
		2,833,863
Metals and mining – 0.6%
Alcoa Corp. (A)	3,951	145,555
Allegheny Technologies, Inc. (A)	2,687	56,024
Alpha Metallurgical Resources, Inc. (A)	390	9,996
Arconic Corp. (A)	2,276	81,071
Carpenter Technology Corp.	1,071	43,076
Century Aluminum Company (A)	2,194	28,281
Cleveland-Cliffs, Inc. (A)(B)	8,361	180,263
Coeur Mining, Inc. (A)	5,000	44,400
Commercial Metals Company	2,537	77,937
Compass Minerals International, Inc.	766	45,393
Freeport-McMoRan, Inc.	27,799	1,031,621
Haynes International, Inc.	334	11,817
Hecla Mining Company	10,978	81,676
Kaiser Aluminum Corp.	367	45,321
Materion Corp.	423	31,873
Newmont Corp.	14,846	940,939
Nucor Corp.	5,621	539,223
Olympic Steel, Inc.	344	10,110
Reliance Steel & Aluminum Company	555	83,750
Royal Gold, Inc.	1,268	144,679
Ryerson Holding Corp. (A)	938	13,695
Schnitzer Steel Industries, Inc., Class A	654	32,079
Southern Copper Corp.	15,210	978,307
Steel Dynamics, Inc.	4,101	244,420
SunCoke Energy, Inc.	2,119	15,130
TimkenSteel Corp. (A)	1,209	17,107

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
United States Steel Corp.	3,560	$85,440
Warrior Met Coal, Inc.	968	16,650
Worthington Industries, Inc.	793	48,516
		5,084,349
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	11,298
Glatfelter Corp.	999	13,956
Louisiana-Pacific Corp.	2,277	137,280
Neenah, Inc.	345	17,309
Schweitzer-Mauduit International, Inc.	627	25,318
Verso Corp., Class A	768	13,594
		218,755
		20,852,238
Real estate – 3.1%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	1,860	40,846
Agree Realty Corp.	883	62,243
Alexander & Baldwin, Inc.	1,588	29,092
Alexander's, Inc.	108	28,939
Alexandria Real Estate Equities, Inc.	2,408	438,112
American Assets Trust, Inc.	1,271	47,396
American Campus Communities, Inc.	2,883	134,694
American Finance Trust, Inc.	2,393	20,293
American Homes 4 Rent, Class A	6,327	245,804
American Tower Corp.	8,153	2,202,451
Americold Realty Trust	4,031	152,573
Apartment Income REIT Corp.	3,114	147,697
Apartment Investment and Management Company, Class A	3,114	20,895
Apple Hospitality REIT, Inc.	4,752	72,516
Armada Hoffler Properties, Inc.	1,229	16,333
Ashford Hospitality Trust, Inc. (A)	2,476	11,291
AvalonBay Communities, Inc.	2,381	496,891
Bluerock Residential Growth REIT, Inc.	731	7,434
Boston Properties, Inc.	3,063	350,989
Braemar Hotels & Resorts, Inc. (A)	978	6,073
Brandywine Realty Trust	3,857	52,879
Brixmor Property Group, Inc.	6,250	143,063
BRT Apartments Corp.	385	6,676
Camden Property Trust	1,681	223,018
CareTrust REIT, Inc.	2,053	47,691
CatchMark Timber Trust, Inc., Class A	1,315	15,386
Centerspace	226	17,831
Chatham Lodging Trust (A)	1,057	13,604
CIM Commercial Trust Corp.	337	3,016
Columbia Property Trust, Inc.	2,547	44,292
Community Healthcare Trust, Inc.	472	22,401
CorePoint Lodging, Inc. (A)	1,422	15,215
CoreSite Realty Corp.	786	105,796
Corporate Office Properties Trust	2,391	66,924
Cousins Properties, Inc.	3,094	113,797
Crown Castle International Corp.	7,846	1,530,755
CubeSmart	3,975	184,122
CyrusOne, Inc.	2,372	169,645
DiamondRock Hospitality Company (A)	4,310	41,807
Digital Realty Trust, Inc.	4,963	746,733
DigitalBridge Group, Inc. (A)	10,479	82,784
Diversified Healthcare Trust	5,157	21,556
Douglas Emmett, Inc.	3,681	123,755
Duke Realty Corp.	6,680	316,298
Easterly Government Properties, Inc.	1,561	32,906
EastGroup Properties, Inc.	743	122,186
Empire State Realty Trust, Inc., Class A	3,892	46,704
EPR Properties (A)	1,636	86,184
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	1,615	$1,296,199
Equity LifeStyle Properties, Inc.	2,967	220,478
Equity Residential	6,930	533,610
Essential Properties Realty Trust, Inc.	1,463	39,560
Essex Property Trust, Inc.	1,085	325,511
Extra Space Storage, Inc.	2,406	394,151
Farmland Partners, Inc.	930	11,207
Federal Realty Investment Trust	1,572	184,191
First Industrial Realty Trust, Inc.	2,535	132,403
Four Corners Property Trust, Inc.	1,453	40,117
Franklin Street Properties Corp.	2,261	11,893
Gaming and Leisure Properties, Inc.	4,534	210,060
Getty Realty Corp.	966	30,091
Gladstone Commercial Corp.	793	17,890
Gladstone Land Corp.	706	16,986
Global Medical REIT, Inc.	854	12,605
Global Net Lease, Inc.	1,979	36,612
Healthcare Realty Trust, Inc.	2,832	85,526
Healthcare Trust of America, Inc., Class A	4,366	116,572
Healthpeak Properties, Inc.	10,353	344,651
Hersha Hospitality Trust (A)	1,005	10,814
Highwoods Properties, Inc.	2,184	98,651
Host Hotels & Resorts, Inc. (A)	14,870	254,128
Hudson Pacific Properties, Inc.	3,264	90,804
Independence Realty Trust, Inc.	2,095	38,192
Indus Realty Trust, Inc.	186	12,211
Industrial Logistics Properties Trust	1,490	38,949
Innovative Industrial Properties, Inc.	316	60,362
Invitation Homes, Inc.	10,409	388,152
Iron Mountain, Inc.	6,007	254,216
iStar, Inc.	1,236	25,622
JBG SMITH Properties	2,856	89,993
Kilroy Realty Corp.	2,218	154,462
Kimco Realty Corp.	8,845	184,418
Kite Realty Group Trust	1,853	40,785
Lamar Advertising Company, Class A	2,080	217,194
Lexington Realty Trust	5,323	63,610
Life Storage, Inc.	1,345	144,386
LTC Properties, Inc.	837	32,132
Mack-Cali Realty Corp.	1,996	34,231
Medical Properties Trust, Inc.	10,170	204,417
MGM Growth Properties LLC, Class A	2,079	76,133
Mid-America Apartment Communities, Inc.	1,956	329,430
Monmouth Real Estate Investment Corp.	2,045	38,282
National Health Investors, Inc.	880	59,004
National Retail Properties, Inc.	3,402	159,486
National Storage Affiliates Trust	1,224	61,885
New Senior Investment Group, Inc.	2,020	17,736
New York REIT Liquidating LLC (A)(C)	457	7,439
NexPoint Residential Trust, Inc.	583	32,053
Office Properties Income Trust	1,104	32,358
Omega Healthcare Investors, Inc.	4,564	165,628
One Liberty Properties, Inc.	547	15,529
Outfront Media, Inc. (A)	3,037	72,979
Paramount Group, Inc.	4,911	49,454
Park Hotels & Resorts, Inc. (A)	5,041	103,895
Pebblebrook Hotel Trust	2,802	65,987
Pennsylvania Real Estate Investment Trust (A)	968	2,410
Physicians Realty Trust	3,981	73,529
Piedmont Office Realty Trust, Inc., Class A	2,477	45,750
Plymouth Industrial REIT, Inc.	429	8,589
PotlatchDeltic Corp.	1,473	78,290

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Preferred Apartment Communities, Inc., Class A	904	$8,814
Prologis, Inc.	13,428	1,605,049
PS Business Parks, Inc.	476	70,486
Public Storage	2,714	816,073
QTS Realty Trust, Inc., Class A	1,243	96,084
Rayonier, Inc.	2,839	102,005
Realty Income Corp.	6,750	450,495
Regency Centers Corp.	3,503	224,437
Retail Opportunity Investments Corp.	2,507	44,274
Retail Properties of America, Inc., Class A	4,627	52,979
Retail Value, Inc.	522	11,354
Rexford Industrial Realty, Inc.	2,347	133,662
RLJ Lodging Trust	3,635	55,361
RPT Realty	1,545	20,054
Ryman Hospitality Properties, Inc. (A)	1,080	85,277
Sabra Health Care REIT, Inc.	4,102	74,656
Safehold, Inc.	890	69,865
Saul Centers, Inc.	494	22,452
SBA Communications Corp.	1,955	623,059
Seritage Growth Properties, Class A (A)	866	15,934
Service Properties Trust	3,498	44,075
Simon Property Group, Inc.	6,099	795,798
SITE Centers Corp.	4,050	60,993
SL Green Realty Corp.	1,677	134,160
Spirit Realty Capital, Inc.	2,024	96,828
STAG Industrial, Inc.	2,912	108,996
STORE Capital Corp.	4,908	169,375
Summit Hotel Properties, Inc. (A)	2,173	20,274
Sun Communities, Inc.	1,906	326,688
Sunstone Hotel Investors, Inc. (A)	4,797	59,579
Tanger Factory Outlet Centers, Inc.	2,021	38,096
Terreno Realty Corp.	1,416	91,360
The GEO Group, Inc.	2,079	14,802
The Macerich Company	3,169	57,834
UDR, Inc.	5,943	291,088
UMH Properties, Inc.	958	20,904
Uniti Group, Inc.	4,136	43,800
Universal Health Realty Income Trust	293	18,034
Urban Edge Properties	2,581	49,297
Urstadt Biddle Properties, Inc., Class A	889	17,229
Ventas, Inc.	7,097	405,239
VEREIT, Inc.	4,377	201,036
VICI Properties, Inc.	9,506	294,876
Vornado Realty Trust	3,861	180,193
Washington Real Estate Investment Trust	1,739	39,997
Weingarten Realty Investors	2,712	86,974
Welltower, Inc.	7,667	637,128
Weyerhaeuser Company	14,797	509,313
Whitestone REIT	991	8,176
WP Carey, Inc.	3,402	253,857
Xenia Hotels & Resorts, Inc. (A)	2,429	45,495
		26,627,338
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	6,381	547,043
Compass, Inc., Class A (A)(B)	5,320	69,905
eXp World Holdings, Inc. (A)	2,944	114,139
Five Point Holdings LLC, Class A (A)	2,953	23,860
Forestar Group, Inc. (A)	1,120	23,419
FRP Holdings, Inc. (A)	258	14,365
Jones Lang LaSalle, Inc. (A)	1,017	198,783
Kennedy-Wilson Holdings, Inc.	3,061	60,822
Landmark Infrastructure Partners LP	598	7,625
Marcus & Millichap, Inc. (A)	815	31,679
Maui Land & Pineapple Company, Inc. (A)	514	5,515
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Newmark Group, Inc., Class A	3,854	$46,287
Rafael Holdings, Inc., Class B (A)	347	17,714
RE/MAX Holdings, Inc., Class A	431	14,365
Redfin Corp. (A)	1,978	125,425
Tejon Ranch Company (A)	613	9,324
The Howard Hughes Corp. (A)	903	88,006
The RMR Group, Inc., Class A	686	26,507
The St. Joe Company	1,315	58,662
		1,483,445
		28,110,783
Utilities – 2.1%
Electric utilities – 1.3%
ALLETE, Inc.	1,037	72,569
Alliant Energy Corp.	5,065	282,424
American Electric Power Company, Inc.	8,441	714,024
Avangrid, Inc.	5,002	257,253
Duke Energy Corp.	13,401	1,322,947
Edison International	7,481	432,551
Entergy Corp.	3,637	362,609
Evergy, Inc.	4,731	285,894
Eversource Energy	6,068	486,896
Exelon Corp.	17,312	767,095
FirstEnergy Corp.	10,435	388,286
Genie Energy, Ltd., B Shares	706	4,462
Hawaiian Electric Industries, Inc.	2,097	88,661
IDACORP, Inc.	972	94,770
MGE Energy, Inc.	751	55,904
NextEra Energy, Inc.	36,912	2,704,911
NRG Energy, Inc.	4,878	196,583
OGE Energy Corp.	4,136	139,176
Otter Tail Corp.	842	41,098
PG&E Corp. (A)	33,695	342,678
Pinnacle West Capital Corp.	1,796	147,218
PNM Resources, Inc.	1,686	82,226
Portland General Electric Company	1,846	85,064
PPL Corp.	13,860	387,664
Spark Energy, Inc., Class A	849	9,619
The Southern Company	19,482	1,178,856
Xcel Energy, Inc.	9,706	639,431
		11,570,869
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	209,424
Chesapeake Utilities Corp.	361	43,439
National Fuel Gas Company	1,834	95,827
New Jersey Resources Corp.	1,989	78,705
Northwest Natural Holding Company	666	34,978
ONE Gas, Inc.	1,023	75,825
RGC Resources, Inc.	260	6,555
South Jersey Industries, Inc.	1,973	51,160
Southwest Gas Holdings, Inc.	848	56,129
Spire, Inc.	975	70,463
Star Group LP	997	11,166
Suburban Propane Partners LP	1,423	21,829
UGI Corp.	4,392	203,394
		958,894
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	435	18,244
NextEra Energy Partners LP	1,301	99,344
Ormat Technologies, Inc.	1,076	74,814
Sunnova Energy International, Inc. (A)	1,517	57,130
The AES Corp.	13,767	358,906

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp.	10,218	$189,544
		797,982
Multi-utilities – 0.5%
Ameren Corp.	4,077	326,323
Avista Corp.	1,415	60,378
Black Hills Corp.	1,306	85,713
CenterPoint Energy, Inc.	10,525	258,073
CMS Energy Corp.	5,182	306,153
Consolidated Edison, Inc.	5,299	380,044
Dominion Energy, Inc.	15,133	1,113,335
DTE Energy Company	3,402	440,899
MDU Resources Group, Inc.	3,916	122,727
NiSource, Inc.	7,730	189,385
NorthWestern Corp.	981	59,076
Public Service Enterprise Group, Inc.	9,192	549,130
Sempra Energy	5,251	695,652
Unitil Corp.	366	19,387
WEC Energy Group, Inc.	5,493	488,602
		5,094,877
Water utilities – 0.1%
American States Water Company	757	60,227
American Water Works Company, Inc.	3,415	526,354
Artesian Resources Corp., Class A	287	10,553
Cadiz, Inc. (A)	752	10,227
California Water Service Group	1,049	58,261
Essential Utilities, Inc.	3,802	173,751
Global Water Resources, Inc.	678	11,580
Middlesex Water Company	325	26,562
Pure Cycle Corp. (A)	700	9,674
SJW Group	625	39,563
The York Water Company	347	15,719
		942,471
		19,365,093
TOTAL COMMON STOCKS (Cost $333,173,911)		$878,078,414
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	28,145
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Meta Materials, Inc. (A)	2,456	2,652
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,929
TOTAL PREFERRED SECURITIES (Cost $84,689)		$42,726
CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. 4.000%, 06/15/2023	$886	886
TOTAL CORPORATE BONDS (Cost $886)		$886
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	6,147
TOTAL RIGHTS (Cost $6,508)		$6,147
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	2
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	$3
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	6
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	4
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $60.45) (A)(C)	74	2
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	961
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $556.40) (A)	101	10
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $33.04) (A)	24	195
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $37.14) (A)	62	439
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $195.15) (A)	92	5
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	94
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	770
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	682
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	80
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	70
TOTAL WARRANTS (Cost $139,061)		$3,323
SHORT-TERM INVESTMENTS – 4.3%
U.S. Government – 0.5%
U.S. Treasury Bill 0.023%, 09/09/2021 *	$5,000,000	4,999,538
U.S. Government Agency – 1.7%
Federal Home Loan Bank Discount Note
0.011%, 08/06/2021 *	3,000,000	2,999,880
0.035%, 08/25/2021 *	12,000,000	11,999,267
		14,999,147
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.0324% (E)(F)	922,812	9,232,360
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,597,000 on 7-1-21, collateralized by $10,114,800 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,789,031)	$9,597,000	9,597,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,828,673)		$38,828,045
Total Investments (Total Stock Market Index Trust) (Cost $372,233,728) – 100.9%		$916,959,541
Other assets and liabilities, net – (0.9%)		(8,502,794)
TOTAL NET ASSETS – 100.0%		$908,456,747

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
Total Stock Market Index Trust (continued)
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	46	Long	Sep 2021	$5,286,243	$5,307,940	$21,697
S&P 500 Index E-Mini Futures	124	Long	Sep 2021	26,254,712	26,589,320	334,608
						$356,305

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	189

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 32.0%
U.S. Government – 14.1%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,633,047
1.625%, 11/15/2050	6,500,000	5,837,813
1.875%, 02/15/2041 to 02/15/2051	12,499,300	12,076,207
2.250%, 05/15/2041	7,634,000	7,942,938
2.500%, 02/15/2045	12,428,000	13,446,513
2.875%, 05/15/2049	3,000,000	3,512,930
3.000%, 02/15/2047	3,420,000	4,062,853
3.125%, 11/15/2041	3,886,000	4,632,233
U.S. Treasury Notes
0.250%, 03/15/2024	1,738,000	1,731,075
0.875%, 06/30/2026	2,456,000	2,454,849
1.125%, 02/15/2031	3,000,000	2,912,344
1.250%, 03/31/2028 to 06/30/2028	16,104,000	16,156,252
1.625%, 05/15/2031	12,916,000	13,113,776
2.375%, 05/15/2027	6,000,000	6,459,141
2.875%, 08/15/2028	7,000,000	7,785,039
		103,757,010
U.S. Government Agency – 17.9%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	289,707	302,241
3.000%, 03/01/2043 to 12/01/2049	6,639,008	7,035,519
3.500%, 10/01/2046 to 11/01/2048	8,724,527	9,351,960
4.000%, 01/01/2041 to 08/01/2048	926,660	1,006,497
4.500%, 09/01/2023 to 10/01/2041	1,546,097	1,715,908
Federal National Mortgage Association
2.000%, TBA (A)	4,298,000	4,342,722
2.000%, 09/01/2050 to 10/01/2050	4,471,227	4,532,947
2.119%, (12 month LIBOR + 1.608%), 08/01/2034 (B)	216,494	224,315
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (B)	16,945	17,600
2.500%, TBA (A)	1,753,000	1,813,122
2.500%, 09/01/2050	1,031,597	1,076,226
3.000%, TBA (A)	26,250,000	27,365,630
3.000%, 01/01/2043 to 11/01/2049	7,644,417	8,118,636
3.500%, TBA (A)	25,000,000	26,312,488
3.500%, 06/01/2042 to 09/01/2049	8,031,658	8,632,267
4.000%, TBA (A)	16,000,000	17,036,248
4.000%, 10/01/2025 to 11/01/2045	4,251,142	4,625,202
4.500%, 05/01/2041	1,212,426	1,346,530
5.000%, 01/01/2022 to 02/01/2036	1,297,848	1,470,215
5.500%, 09/01/2034 to 01/01/2037	1,669,480	1,928,120
6.000%, 05/01/2035 to 02/01/2036	1,296,294	1,519,812
7.000%, 09/01/2031 to 06/01/2032	108,024	127,174
7.500%, 09/01/2029 to 08/01/2031	23,132	26,793
Government National Mortgage Association
4.000%, 02/15/2041	1,087,501	1,195,148
5.000%, 04/15/2035	195,736	220,471
5.500%, 03/15/2035	99,724	114,113
6.000%, 03/15/2033 to 06/15/2033	128,193	147,829
6.500%, 09/15/2028 to 08/15/2031	25,375	28,755
7.000%, 04/15/2029	27,272	31,113
8.000%, 10/15/2026	13,321	14,853
		131,680,454
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $230,962,120)		$235,437,464
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		$1,219,000	$434,574
Republic of Argentina, GDP-Linked Note 6.702%, 12/15/2035 (C)*	ARS	19,532,033	3,429
			438,003
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,357,456
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	623,353
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	473,657
9.375%, 04/01/2029		130,000	192,205
			665,862
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	459,030
5.103%, 04/23/2048 (D)		255,000	338,385
			797,415
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		689,000	797,518
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	163,808
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,636,793)			$4,843,415
CORPORATE BONDS – 48.4%
Communication services – 5.5%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 12.000%, 06/15/2026 (D)		$360,000	368,550
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	219,619
AT&T, Inc.
2.300%, 06/01/2027		322,000	333,046
3.100%, 02/01/2043		709,000	694,714
3.500%, 06/01/2041		427,000	443,553
3.650%, 06/01/2051		147,000	152,608
4.350%, 06/15/2045		285,000	326,985
7.625%, 04/15/2031		451,000	634,149
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	336,152
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	126,473
CCO Holdings LLC 4.500%, 06/01/2033 (D)		210,000	214,885
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	408,925
3.900%, 06/01/2052		230,000	234,187
4.200%, 03/15/2028		671,000	759,356
4.800%, 03/01/2050		715,000	821,212
5.750%, 04/01/2048		761,000	968,556
6.484%, 10/23/2045		630,000	867,624
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		351,000	360,214
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	99,514

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
3.969%, 11/01/2047	$633,000	$736,961
3.999%, 11/01/2049	761,000	896,154
4.150%, 10/15/2028	941,000	1,089,261
Connect Finco SARL 6.750%, 10/01/2026 (D)	400,000	423,000
Cox Communications, Inc. 1.800%, 10/01/2030 (D)	252,000	240,175
CSC Holdings LLC 5.875%, 09/15/2022	215,000	225,578
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,135,816
Fox Corp. 3.500%, 04/08/2030 (E)	400,000	440,738
GCI LLC 4.750%, 10/15/2028 (D)	237,000	242,570
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	413,004
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	432,000	457,985
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (D)	385,000	404,731
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	367,869
Lumen Technologies, Inc. 7.600%, 09/15/2039	1,000,000	1,137,500
Match Group Holdings II LLC 4.125%, 08/01/2030 (D)	234,000	238,095
MDC Partners, Inc. 7.500%, 05/01/2024 (D)	427,000	432,338
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	149,399
Netflix, Inc.
4.375%, 11/15/2026	700,000	796,054
4.875%, 04/15/2028	621,000	721,913
4.875%, 06/15/2030 (D)	277,000	329,436
5.375%, 11/15/2029 (D)	120,000	145,752
5.875%, 11/15/2028	487,000	597,758
News Corp. 3.875%, 05/15/2029 (D)	209,000	211,090
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	277,088
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	56,961
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	236,396
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (D)	357,000	367,710
5.000%, 08/01/2027 (D)	383,000	401,288
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	426,018
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	513,000
Sprint Corp. 7.875%, 09/15/2023	305,000	346,503
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	82,013
Telecom Argentina SA 8.000%, 07/18/2026 (D)	249,000	234,421
Telecom Italia Capital SA 7.200%, 07/18/2036	397,000	512,130
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	295,569
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	$265,000	$278,250
Telefonica Emisiones SA 5.213%, 03/08/2047	754,000	941,199
Telesat Canada 5.625%, 12/06/2026 (D)	157,000	157,589
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	557,766
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	454,569
T-Mobile USA, Inc.
2.050%, 02/15/2028	544,000	552,252
2.550%, 02/15/2031	208,000	210,330
2.875%, 02/15/2031	59,000	58,558
3.375%, 04/15/2029	487,000	502,581
3.750%, 04/15/2027	300,000	331,500
3.875%, 04/15/2030	1,050,000	1,173,711
4.500%, 04/15/2050	696,000	828,750
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (D)	480,000	507,840
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	109,140
Twitter, Inc. 3.875%, 12/15/2027 (D)	239,000	253,938
Univision Communications, Inc. 4.500%, 05/01/2029 (D)	111,000	111,833
Verizon Communications, Inc.
2.650%, 11/20/2040	752,000	723,663
3.000%, 03/22/2027	104,000	111,918
3.400%, 03/22/2041	159,000	168,197
4.272%, 01/15/2036	1,311,000	1,559,861
4.329%, 09/21/2028	792,000	921,524
4.400%, 11/01/2034	347,000	413,349
4.500%, 08/10/2033	403,000	481,572
4.522%, 09/15/2048	978,000	1,209,847
4.672%, 03/15/2055	397,000	510,711
4.862%, 08/21/2046	665,000	860,370
5.012%, 08/21/2054	335,000	457,983
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	742,831
Videotron, Ltd. 3.625%, 06/15/2029 (D)	171,000	174,370
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	558,000	676,145
WMG Acquisition Corp. 3.000%, 02/15/2031 (D)	422,000	399,828
		40,394,571
Consumer discretionary – 4.9%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	168,739
Amazon.com, Inc.
3.150%, 08/22/2027	715,000	789,994
4.050%, 08/22/2047	440,000	536,731
Asbury Automotive Group, Inc. 4.750%, 03/01/2030	172,000	179,740
AutoNation, Inc. 4.750%, 06/01/2030	186,000	219,983
AutoZone, Inc. 3.125%, 04/21/2026	535,000	581,895
Bally's Corp. 6.750%, 06/01/2027 (D)	393,000	418,793
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	510,749

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Booking Holdings, Inc. 4.625%, 04/13/2030	$483,000	$576,352
Brinker International, Inc. 3.875%, 05/15/2023 (E)	740,000	762,274
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (D)	154,000	155,155
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	122,235
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	145,950
Century Communities, Inc. 6.750%, 06/01/2027	233,000	247,271
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	388,000	419,913
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	240,000	262,064
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	56,000	60,270
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	131,455
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	890,935
eBay, Inc.
2.700%, 03/11/2030	544,000	565,909
3.800%, 03/09/2022	520,000	530,736
Empire Communities Corp. 7.000%, 12/15/2025 (D)	45,000	47,250
Everi Holdings, Inc. 5.000%, 07/15/2029 (D)	29,000	29,000
Expedia Group, Inc.
2.950%, 03/15/2031	261,000	264,475
3.250%, 02/15/2030	479,000	500,338
3.800%, 02/15/2028	726,000	789,591
4.625%, 08/01/2027	409,000	462,229
5.000%, 02/15/2026	1,315,000	1,500,119
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	235,688
4.125%, 08/17/2027	346,000	367,029
4.134%, 08/04/2025	1,034,000	1,105,077
5.113%, 05/03/2029	602,000	673,927
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (D)	221,000	228,735
General Motors Company 5.400%, 04/01/2048	210,000	267,484
General Motors Financial Company, Inc.
3.600%, 06/21/2030	941,000	1,018,869
4.350%, 01/17/2027	404,000	454,214
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	44,770
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	132,344
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	255,763
4.000%, 05/01/2031 (D)	178,000	179,579
4.875%, 01/15/2030	307,000	327,723
5.750%, 05/01/2028 (D)	95,000	102,797
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (D)	187,000	186,510
5.000%, 06/01/2029 (D)	238,000	243,355
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	687,281
4.375%, 09/15/2028	86,000	94,682
5.750%, 04/23/2030	247,000	299,828
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America
1.800%, 10/15/2025 (D)	$201,000	$203,940
2.375%, 10/15/2027 (D)	201,000	205,491
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	201,825
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	267,000	279,015
KB Home 4.000%, 06/15/2031	264,000	266,310
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	172,380
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	62,000	63,550
Levi Strauss & Company 3.500%, 03/01/2031 (D)	91,000	90,472
Life Time, Inc. 8.000%, 04/15/2026 (D)	119,000	126,823
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (D)	71,000	76,356
Macy's, Inc. 8.375%, 06/15/2025 (D)	124,000	136,549
Marriott International, Inc.
2.850%, 04/15/2031	425,000	431,584
3.125%, 06/15/2026	1,169,000	1,241,203
3.500%, 10/15/2032	251,000	266,638
4.625%, 06/15/2030	393,000	452,619
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (D)	42,000	42,578
McDonald's Corp.
3.600%, 07/01/2030	500,000	562,237
4.200%, 04/01/2050	500,000	602,467
MDC Holdings, Inc.
2.500%, 01/15/2031	155,000	150,992
5.500%, 01/15/2024	670,000	734,086
MGM Resorts International 4.750%, 10/15/2028	342,000	363,375
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (D)	243,000	243,304
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	282,000	294,662
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	675,500
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	535,028
NIKE, Inc.
2.750%, 03/27/2027	500,000	538,904
2.850%, 03/27/2030	500,000	543,489
Prosus NV 5.500%, 07/21/2025 (D)	290,000	331,006
QVC, Inc.
4.375%, 03/15/2023	195,000	205,626
5.450%, 08/15/2034	184,000	191,619
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	310,920
Service Corp. International
3.375%, 08/15/2030	148,000	145,010
4.000%, 05/15/2031	240,000	244,962
Sotheby's 7.375%, 10/15/2027 (D)	245,000	264,294
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	34,558
StoneMor, Inc. 8.500%, 05/15/2029 (D)	380,000	384,275

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Target Corp. 2.250%, 04/15/2025	$500,000	$525,250
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	532,848
2.700%, 04/15/2030	500,000	534,592
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	458,506
4.500%, 04/15/2050 (E)	400,000	533,155
Toll Brothers Finance Corp. 3.800%, 11/01/2029	59,000	63,278
Travel + Leisure Company
4.625%, 03/01/2030 (D)	191,000	196,864
6.000%, 04/01/2027	700,000	768,999
6.600%, 10/01/2025	145,000	162,979
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	133,000	138,082
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	250,740
4.750%, 01/15/2030 (D)	241,000	260,885
5.350%, 11/01/2043	600,000	637,500
6.875%, 11/15/2037	292,000	362,080
		35,815,205
Consumer staples – 2.1%
7-Eleven, Inc. 2.800%, 02/10/2051 (D)	460,000	429,124
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	416,000	437,840
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	145,038
3.500%, 03/15/2029 (D)	359,000	354,961
4.875%, 02/15/2030 (D)	148,000	157,843
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	873,731
4.600%, 04/15/2048	450,000	549,380
BRF SA 5.750%, 09/21/2050 (D)	285,000	292,268
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	540,062
Cargill, Inc. 2.125%, 04/23/2030 (D)	220,000	222,788
Constellation Brands, Inc. 3.150%, 08/01/2029	159,000	170,512
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	165,640
5.500%, 06/01/2028 (D)	267,000	283,020
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,188,560
General Mills, Inc.
2.875%, 04/15/2030	400,000	423,726
3.150%, 12/15/2021	500,000	502,989
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (D)	271,000	270,916
JBS USA Food Company 5.750%, 01/15/2028 (D)	490,000	524,163
JBS USA LUX SA 3.750%, 12/01/2031 (D)	86,000	88,000
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	605,319
Kraft Heinz Foods Company
4.375%, 06/01/2046	360,000	407,952
4.875%, 10/01/2049	80,000	97,116
5.000%, 06/04/2042	124,000	151,416
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
5.500%, 06/01/2050	$224,000	$290,697
MARB BondCo PLC 3.950%, 01/29/2031 (D)	260,000	250,692
NBM US Holdings, Inc.
6.625%, 08/06/2029 (D)	394,000	442,659
7.000%, 05/14/2026 (D)	210,000	226,382
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (D)	270,000	276,831
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	538,451
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	189,611
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,090,631
Simmons Foods, Inc. 4.625%, 03/01/2029 (D)	43,000	43,374
Sysco Corp.
5.950%, 04/01/2030	355,000	455,309
6.600%, 04/01/2050	1,000,000	1,553,363
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	422,253
The Kroger Company 2.200%, 05/01/2030	132,000	132,756
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	220,320
		15,015,693
Energy – 4.7%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	290,706
3.000%, 01/15/2025 (D)	270,000	283,399
4.000%, 01/15/2031 (D)	523,000	574,455
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	287,000	262,605
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	359,200
5.550%, 03/15/2026	800,000	858,128
Antero Midstream Partners LP 5.375%, 06/15/2029 (D)	233,000	242,903
Antero Resources Corp.
5.000%, 03/01/2025	223,000	228,234
5.375%, 03/01/2030 (D)	90,000	91,857
Apache Corp. 5.100%, 09/01/2040	325,000	340,438
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (D)	246,000	246,000
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	877,254
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	551,941
Buckeye Partners LP 3.950%, 12/01/2026	500,000	508,750
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,503,870
Cenovus Energy, Inc. 3.950%, 04/15/2022	327,000	332,856
Cheniere Energy Partners LP
4.000%, 03/01/2031 (D)	494,000	516,230
4.500%, 10/01/2029	461,000	495,575
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	659,434
ConocoPhillips Company 5.950%, 03/15/2046	30,000	44,459
Continental Resources, Inc. 4.900%, 06/01/2044	400,000	453,002

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CSI Compressco LP
7.500%, 04/01/2025 (D)(E)	$393,000	$398,895
7.500%, 04/01/2025 (D)	98,000	99,470
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) 10.000%, 04/01/2026 (D)	315,682	287,271
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	201,000	185,925
Devon Energy Corp.
5.000%, 06/15/2045	600,000	704,821
7.875%, 09/30/2031	874,000	1,224,436
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	266,344
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	889,920
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	397,000	422,408
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	400,000	446,000
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	430,066
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	101,595
5.875%, 03/30/2031 (D)	172,000	176,445
Energy Transfer LP
4.200%, 04/15/2027	141,000	155,722
5.150%, 03/15/2045	340,000	393,233
5.250%, 04/15/2029	810,000	956,747
5.400%, 10/01/2047	324,000	383,858
5.500%, 06/01/2027	438,000	513,680
5.950%, 10/01/2043	300,000	374,271
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (F)	474,000	483,243
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	673,158
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	701,000	734,980
EQT Corp.
3.125%, 05/15/2026 (D)	120,000	122,965
3.625%, 05/15/2031 (D)	119,000	124,058
Hess Corp.
5.600%, 02/15/2041	400,000	499,310
5.800%, 04/01/2047	500,000	651,515
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	500,000
7.750%, 03/15/2032	260,000	372,808
Kinder Morgan, Inc. 4.300%, 03/01/2028	176,000	200,894
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	472,584
6.750%, 06/30/2030 (D)	85,000	95,730
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	267,000	267,427
3.100%, 07/15/2031 (D)	383,000	386,882
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	1,031,200
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)	205,000	208,460
3.900%, 04/01/2024 (D)	468,000	489,364
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 03/15/2028	$311,000	$347,436
4.125%, 03/01/2027	103,000	115,092
4.250%, 12/01/2027	169,000	191,507
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	782,000	796,545
New Fortress Energy, Inc. 6.500%, 09/30/2026 (D)	391,000	399,524
Occidental Petroleum Corp.
2.900%, 08/15/2024	273,000	279,143
3.500%, 08/15/2029	72,000	72,259
ONEOK Partners LP 6.650%, 10/01/2036	835,000	1,125,033
Ovintiv Exploration, Inc. 5.625%, 07/01/2024	500,000	556,709
Parkland Corp. 4.500%, 10/01/2029 (D)	166,000	168,688
Petrobras Global Finance BV 6.900%, 03/19/2049	160,000	190,760
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	815,086
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	330,894
5.000%, 03/15/2027	186,000	214,782
5.875%, 06/30/2026	626,000	741,032
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	587,884
Sunoco LP 4.500%, 05/15/2029 (D)	96,000	97,680
Targa Resources Partners LP
4.000%, 01/15/2032 (D)	243,000	249,962
5.875%, 04/15/2026	478,000	502,048
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	485,490
5.750%, 06/24/2044	149,000	195,433
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	252,700
Valero Energy Corp. 2.850%, 04/15/2025	400,000	424,130
		34,586,798
Financials – 11.2%
Ally Financial, Inc. 5.800%, 05/01/2025	280,000	325,383
Ambac Assurance Corp. 5.100%, 07/20/2021 (D)(F)	131	184
Ambac LSNI LLC (Greater of 3 month LIBOR + 5.000% or 6.000%) 6.000%, 02/12/2023 (B)(D)	478	478
American International Group, Inc. 3.900%, 04/01/2026	830,000	926,231
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	116,447
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	537,126
Ares Capital Corp.
2.150%, 07/15/2026	549,000	545,938
2.875%, 06/15/2028	309,000	313,641
3.875%, 01/15/2026	897,000	960,904
4.200%, 06/10/2024	246,000	264,287
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,330,052

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Holding, Ltd. 3.500%, 01/15/2031	$206,000	$219,627
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	276,273
AXA SA 8.600%, 12/15/2030	170,000	258,340
Banco Santander SA 4.379%, 04/12/2028	324,000	370,273
Bank of America Corp.
3.248%, 10/21/2027	586,000	635,657
3.950%, 04/21/2025	539,000	591,525
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	582,000	586,709
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	563,000	580,418
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	881,000	906,368
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	526,695
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,190,764
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,183,862
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	597,458
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	662,000	763,888
Barclays PLC 4.375%, 01/12/2026	300,000	335,907
BlackRock, Inc. 1.900%, 01/28/2031	500,000	500,305
BPCE SA 4.500%, 03/15/2025 (D)	360,000	396,647
Brighthouse Financial, Inc. 3.700%, 06/22/2027 (E)	391,000	425,141
Brightstar Escrow Corp. 9.750%, 10/15/2025 (D)	144,000	154,980
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,081,646
3.750%, 07/28/2026	500,000	551,564
CIT Group, Inc. 5.000%, 08/01/2023	700,000	756,875
Citigroup, Inc.
3.200%, 10/21/2026	655,000	709,536
3.500%, 05/15/2023	1,060,000	1,117,502
4.500%, 01/14/2022	1,000,000	1,022,777
4.600%, 03/09/2026	792,000	901,455
5.500%, 09/13/2025	215,000	250,430
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	409,000	416,342
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,167,667
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	579,000	597,441
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	$415,000	$484,915
Citizens Financial Group, Inc. 3.250%, 04/30/2030	605,000	655,491
CNA Financial Corp. 2.050%, 08/15/2030	205,000	201,322
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	744,123
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	264,717
3.250%, 01/14/2030 (D)	548,000	576,910
4.375%, 03/17/2025 (D)	600,000	659,638
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	310,000	350,300
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	458,708
Discover Financial Services 4.100%, 02/09/2027	167,000	186,866
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	354,000	363,806
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	352,000	365,200
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	310,000	320,463
8.250%, 04/15/2025 (D)	70,000	73,063
GE Capital International Funding Company 4.418%, 11/15/2035	829,000	993,541
Global Atlantic Fin Company 3.125%, 06/15/2031 (D)	1,000,000	1,005,997
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	150,485
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (D)	201,000	205,977
Invesco Finance PLC 3.125%, 11/30/2022	850,000	881,420
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,000,000	1,075,588
Jefferies Group LLC
4.150%, 01/23/2030	420,000	470,341
4.850%, 01/15/2027	505,000	587,404
JPMorgan Chase & Co.
2.950%, 10/01/2026	675,000	726,352
3.375%, 05/01/2023	1,250,000	1,315,818
4.125%, 12/15/2026	600,000	678,670
4.500%, 01/24/2022	1,300,000	1,331,253
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	586,000	602,990
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	544,000	571,476
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	539,000	600,233
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	503,000	521,259
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	582,000	645,351

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC 4.375%, 03/11/2029	$220,000	$250,036
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	722,074
4.750%, 03/15/2026	825,000	959,925
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	549,371
4.250%, 06/15/2023 (D)	1,000,000	1,068,067
Lloyds Banking Group PLC 4.450%, 05/08/2025	875,000	981,898
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	392,438
Loews Corp.
2.625%, 05/15/2023	630,000	652,095
3.750%, 04/01/2026	825,000	917,531
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	186,000	204,831
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	347,759
4.875%, 06/10/2025 (D)(E)	360,000	402,620
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,536,018
MetLife, Inc. 3.000%, 03/01/2025	300,000	322,253
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	402,000	516,298
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	181,976
Morgan Stanley
3.875%, 01/27/2026	361,000	403,596
4.100%, 05/22/2023	900,000	958,310
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,047,000	1,087,102
Morgan Stanley (3 month LIBOR + 3.610%) 3.794%, 10/15/2021 (B)(F)	200,000	200,750
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,116,254
MSCI, Inc. 3.625%, 11/01/2031 (D)	318,000	326,173
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	175,120
5.500%, 08/15/2028 (D)	191,000	192,553
6.000%, 01/15/2027 (D)	99,000	102,592
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.409%, 12/15/2024 (B)(D)	1,130,000	1,130,934
NatWest Group PLC 3.875%, 09/12/2023	500,000	534,123
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	480,384
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (F)	665,000	669,801
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	221,102
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	659,000	645,820
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (D)	$355,000	$391,388
OneMain Finance Corp.
6.875%, 03/15/2025	65,000	73,359
8.875%, 06/01/2025	142,000	157,434
Operadora de Servicios Mega SA de CV 8.250%, 02/11/2025 (D)	295,000	296,475
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	840,407
Radian Group, Inc. 4.500%, 10/01/2024	140,000	149,944
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	646,203
Santander Holdings USA, Inc.
3.244%, 10/05/2026	815,000	870,518
3.450%, 06/02/2025	691,000	742,565
4.400%, 07/13/2027	203,000	228,133
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	360,000	387,762
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (D)(F)	346,000	358,543
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(F)	355,000	375,856
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(F)	319,000	321,807
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,133,889
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	1,067,699
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,424,302
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	447,000	534,399
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	542,449
3.625%, 01/22/2023	1,200,000	1,259,770
3.850%, 01/26/2027	897,000	988,416
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	1,090,000	1,113,508
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	724,258
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	276,000	287,730
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (F)	533,000	533,509
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(F)	323,000	355,704
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	391,000	388,181
Unum Group 4.125%, 06/15/2051	169,000	170,507
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	886,244

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	$565,000	$604,550
Wells Fargo & Company 3.450%, 02/13/2023	900,000	943,468
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	881,000	913,681
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	656,000	694,683
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	426,000	436,941
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	979,000	1,096,392
		82,654,898
Health care – 3.5%
Abbott Laboratories 3.750%, 11/30/2026	680,000	767,943
AbbVie, Inc. 3.200%, 11/21/2029	2,344,000	2,545,688
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	711,164
AmerisourceBergen Corp. 2.800%, 05/15/2030	457,000	476,304
Anthem, Inc. 2.250%, 05/15/2030	179,000	180,539
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	179,490
6.125%, 04/15/2025 (D)	344,000	352,600
6.250%, 02/15/2029 (D)	390,000	385,730
Baxter International, Inc. 3.500%, 08/15/2046	500,000	562,703
Biogen, Inc.
2.250%, 05/01/2030	400,000	401,090
3.150%, 05/01/2050	500,000	491,046
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	61,976
5.000%, 07/15/2027 (D)	81,000	84,642
Centene Corp.
2.500%, 03/01/2031	422,000	416,198
3.000%, 10/15/2030	397,000	407,830
3.375%, 02/15/2030	176,000	183,976
4.250%, 12/15/2027	127,000	133,826
4.625%, 12/15/2029	162,000	178,163
5.375%, 06/01/2026 (D)	1,035,000	1,081,575
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (D)	81,000	83,734
CVS Health Corp.
2.700%, 08/21/2040	308,000	298,550
3.750%, 04/01/2030	398,000	445,390
4.300%, 03/25/2028	484,000	556,071
5.050%, 03/25/2048	480,000	623,460
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	888,134	1,164,115
DaVita, Inc.
3.750%, 02/15/2031 (D)	378,000	362,880
4.625%, 06/01/2030 (D)	367,000	377,357
Encompass Health Corp.
4.500%, 02/01/2028	175,000	181,557
4.625%, 04/01/2031	149,000	159,646
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	$634,000	$618,540
HCA, Inc.
4.125%, 06/15/2029	318,000	358,092
5.250%, 04/15/2025 to 06/15/2026	666,000	766,145
5.375%, 02/01/2025	800,000	902,400
Humana, Inc. 3.125%, 08/15/2029	500,000	538,208
MEDNAX, Inc. 6.250%, 01/15/2027 (D)	366,000	387,503
Organon Finance 1 LLC 5.125%, 04/30/2031 (D)	314,000	323,483
Pfizer, Inc. 2.625%, 04/01/2030	500,000	532,484
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	513,000	525,825
Royalty Pharma PLC 1.750%, 09/02/2027 (D)	206,000	202,742
Select Medical Corp. 6.250%, 08/15/2026 (D)	299,000	318,441
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,101,820
Stanford Health Care 3.310%, 08/15/2030	225,000	248,205
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (E)	49,000	53,900
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	760,167
Universal Health Services, Inc.
2.650%, 10/15/2030 (D)	358,000	359,980
5.000%, 06/01/2026 (D)	462,000	473,550
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	881,229
5.250%, 06/15/2046	250,000	304,472
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	185,000	207,200
Viatris, Inc.
2.300%, 06/22/2027 (D)	209,000	213,335
2.700%, 06/22/2030 (D)	425,000	429,752
4.000%, 06/22/2050 (D)	464,000	490,693
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	538,422
3.550%, 04/01/2025	550,000	596,697
		25,988,528
Industrials – 5.6%
3M Company 3.050%, 04/15/2030 (E)	500,000	548,924
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)	313,000	297,854
AECOM 5.125%, 03/15/2027	401,000	447,267
AerCap Ireland Capital DAC
1.750%, 01/30/2026	465,000	459,543
2.875%, 08/14/2024	423,000	442,356
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	283,000	255,408
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	179,842	184,338

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	$196,376	$190,740
Air Lease Corp.
2.875%, 01/15/2026	225,000	236,392
3.000%, 09/15/2023	400,000	418,128
3.125%, 12/01/2030	400,000	406,362
3.625%, 12/01/2027	215,000	230,931
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	98,545	110,616
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	62,596
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	846,181	833,488
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	133,508	130,838
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	375,524	369,891
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	152,950	152,568
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	301,875	313,950
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	167,526	163,757
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	378,344	365,102
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	316,863	323,200
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	460,625
APX Group, Inc. 7.625%, 09/01/2023	310,000	318,525
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	285,000	298,538
Atkore, Inc. 4.250%, 06/01/2031 (D)	90,000	91,152
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (D)	50,000	51,188
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (D)	188,000	187,520
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	55,253
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	197,282	207,574
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	166,941	168,039
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	135,724	146,062
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	108,769	125,740
Builders FirstSource, Inc.
5.000%, 03/01/2030 (D)	46,000	48,367
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Builders FirstSource, Inc. (continued)
6.750%, 06/01/2027 (D)	$69,000	$73,916
Carrier Global Corp. 2.700%, 02/15/2031	500,000	514,808
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	411,126
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	68,088
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	584,313
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	77,160	78,711
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	526,000	534,343
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,139,036
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	271,574
Delta Air Lines, Inc.
2.900%, 10/28/2024	663,000	674,547
3.800%, 04/19/2023	356,000	369,494
4.375%, 04/19/2028	445,000	466,134
4.500%, 10/20/2025 (D)	103,000	110,686
4.750%, 10/20/2028 (D)	169,000	187,887
Deluxe Corp. 8.000%, 06/01/2029 (D)	124,000	134,540
Equifax, Inc. 3.100%, 05/15/2030	800,000	859,105
Flowserve Corp. 3.500%, 10/01/2030	236,000	248,924
Fortive Corp. 3.150%, 06/15/2026	700,000	759,966
Garda World Security Corp. 6.000%, 06/01/2029 (D)	186,000	184,605
GATX Corp. 3.850%, 03/30/2027	800,000	881,686
General Electric Company
4.250%, 05/01/2040	528,000	617,020
5.550%, 01/05/2026	573,000	678,964
GFL Environmental, Inc.
3.500%, 09/01/2028 (D)	355,000	354,113
4.750%, 06/15/2029 (D)	154,000	159,898
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (D)	247,000	256,337
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	264,517
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	327,000	321,768
Hillenbrand, Inc. 3.750%, 03/01/2031	201,000	200,041
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	377,483
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	557,000	606,975
4.200%, 05/01/2030	1,379,000	1,574,972
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,056,399
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	293,000	324,791
4.750%, 08/01/2028	213,000	251,148
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	750,200
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	139,425

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	$285,467	$293,149
Kansas City Southern 2.875%, 11/15/2029	500,000	526,051
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	201,000	210,296
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)	66,000	68,805
Lennox International, Inc. 3.000%, 11/15/2023	800,000	838,441
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(G)	420,000	16,800
Masco Corp. 2.000%, 10/01/2030	412,000	401,753
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	201,091
Owens Corning 3.950%, 08/15/2029	366,000	413,493
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	30,000	31,718
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	60,140
6.250%, 01/15/2028 (D)	218,000	231,898
Southwest Airlines Company 5.250%, 05/04/2025	800,000	912,780
Stericycle, Inc. 3.875%, 01/15/2029 (D)	78,000	77,846
The Boeing Company
3.200%, 03/01/2029	388,000	407,205
5.040%, 05/01/2027	570,000	657,682
5.150%, 05/01/2030	412,000	487,872
5.805%, 05/01/2050	720,000	969,574
TransDigm, Inc. 5.500%, 11/15/2027	688,000	717,240
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	211,000	208,046
TTX Company 4.200%, 07/01/2046 (D)	700,000	830,542
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	195,000	200,606
Uber Technologies, Inc. 7.500%, 05/15/2025 to 09/15/2027 (D)	777,000	847,835
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,171,515
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	360,415	381,139
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	139,619	141,714
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	406,030	411,106
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	436,917	433,640
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	124,903	127,714
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	210,830	226,193
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	$874,566	$972,518
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	209,628	222,308
United Airlines, Inc.
4.375%, 04/15/2026 (D)	31,000	32,091
4.625%, 04/15/2029 (D)	70,000	72,450
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	404,369
4.875%, 01/15/2028	373,000	395,567
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	67,338	69,021
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	453,706
Wabtec Corp. 3.200%, 06/15/2025	500,000	531,750
Watco Companies LLC 6.500%, 06/15/2027 (D)	52,000	55,640
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	74,354
XPO Logistics, Inc. 6.250%, 05/01/2025 (D)	40,000	42,550
		41,420,580
Information technology – 3.9%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	146,889
Autodesk, Inc. 2.850%, 01/15/2030	204,000	215,248
Broadcom Corp. 3.875%, 01/15/2027	379,000	418,787
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,000,000	982,695
3.419%, 04/15/2033 (D)	820,000	861,135
3.469%, 04/15/2034 (D)	421,000	445,315
4.700%, 04/15/2025	400,000	450,626
4.750%, 04/15/2029	1,594,000	1,854,232
5.000%, 04/15/2030	644,000	759,773
CDW LLC 3.250%, 02/15/2029	149,000	150,967
Clarivate Science Holdings Corp.
3.875%, 06/30/2028 (D)	96,000	96,875
4.875%, 06/30/2029 (D)	98,000	100,573
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	56,000	56,053
Dell International LLC
4.900%, 10/01/2026	532,000	613,973
5.300%, 10/01/2029	1,309,000	1,579,481
5.850%, 07/15/2025	195,000	228,777
8.350%, 07/15/2046	359,000	587,182
Fiserv, Inc.
2.250%, 06/01/2027	400,000	414,933
3.850%, 06/01/2025	614,000	675,495
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	997,315
Gartner, Inc.
3.625%, 06/15/2029 (D)	116,000	117,740
3.750%, 10/01/2030 (D)	72,000	73,664
4.500%, 07/01/2028 (D)	374,000	394,989
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	154,058
j2 Global, Inc. 4.625%, 10/15/2030 (D)	230,000	238,119

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Jabil, Inc. 3.600%, 01/15/2030	$180,000	$194,769
KLA Corp. 4.100%, 03/15/2029	340,000	392,498
Lam Research Corp. 4.875%, 03/15/2049	359,000	484,134
Marvell Technology, Inc.
2.450%, 04/15/2028 (D)	520,000	529,989
4.875%, 06/22/2028 (D)	465,000	537,540
Micron Technology, Inc.
4.185%, 02/15/2027	1,038,000	1,170,842
4.663%, 02/15/2030	1,000,000	1,162,350
4.975%, 02/06/2026	225,000	258,611
5.327%, 02/06/2029	1,673,000	2,020,764
Microsoft Corp. 2.525%, 06/01/2050	359,000	352,711
Motorola Solutions, Inc.
2.300%, 11/15/2030	531,000	521,460
2.750%, 05/24/2031	568,000	579,751
4.600%, 02/23/2028 to 05/23/2029	395,000	460,381
NVIDIA Corp. 2.850%, 04/01/2030	436,000	471,959
NXP BV
3.250%, 05/11/2041 (D)	178,000	183,014
3.875%, 06/18/2026 (D)	647,000	716,584
Oracle Corp. 2.950%, 04/01/2030	858,000	903,831
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	413,962
2.850%, 10/01/2029	1,818,000	1,960,647
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	78,508
Qorvo, Inc. 3.375%, 04/01/2031 (D)	197,000	205,317
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	539,483
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	227,288
Skyworks Solutions, Inc. 3.000%, 06/01/2031	126,000	128,786
Square, Inc.
2.750%, 06/01/2026 (D)	92,000	93,610
3.500%, 06/01/2031 (D)	126,000	127,103
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	138,296
VeriSign, Inc.
2.700%, 06/15/2031	256,000	260,078
5.250%, 04/01/2025	205,000	232,816
Visa, Inc.
2.050%, 04/15/2030	400,000	411,000
2.700%, 04/15/2040	221,000	228,454
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	332,000	344,945
		28,946,375
Materials – 1.9%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	506,119
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	247,128
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	124,695
6.125%, 02/15/2028 (D)	168,000	180,217
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	195,985
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (D)	$249,000	$259,438
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	424,064
Cemex SAB de CV
3.875%, 07/11/2031 (D)(E)	250,000	254,125
5.200%, 09/17/2030 (D)	329,000	361,768
7.375%, 06/05/2027 (D)	250,000	282,200
CF Industries, Inc. 4.950%, 06/01/2043	175,000	206,866
Commercial Metals Company 5.375%, 07/15/2027	122,000	129,015
CSN Islands XI Corp. 6.750%, 01/28/2028 (D)	300,000	331,800
CVR Partners LP 6.125%, 06/15/2028 (D)	110,000	112,750
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	368,813
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	432,610
7.500%, 04/01/2025 (D)	226,000	234,475
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (D)	279,000	298,483
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	297,000	325,215
5.450%, 03/15/2043	764,000	933,852
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	324,000	362,478
Georgia-Pacific LLC 2.300%, 04/30/2030 (D)	243,000	248,196
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	25,860
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	66,248
Huntsman International LLC 4.500%, 05/01/2029	500,000	568,473
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027 (D)	153,000	152,565
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	141,750
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,890
Methanex Corp.
4.250%, 12/01/2024	293,000	310,382
5.650%, 12/01/2044	450,000	465,534
Newmont Corp. 2.800%, 10/01/2029	223,000	234,946
Novelis Corp. 4.750%, 01/30/2030 (D)	410,000	430,500
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	315,000	369,023
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	188,138
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (D)	362,000	359,492
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	447,738
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	135,924
5.000%, 02/15/2027 (D)	73,000	75,601
The Mosaic Company 4.250%, 11/15/2023	600,000	644,430

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Sherwin-Williams Company 4.200%, 01/15/2022	$1,000,000	$1,010,766
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	35,000	35,875
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	211,000	215,748
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	244,415
U.S. Concrete, Inc. 5.125%, 03/01/2029 (D)	128,000	139,840
Valvoline, Inc. 3.625%, 06/15/2031 (D)	298,000	298,000
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)	69,000	68,310
Vulcan Materials Company 3.500%, 06/01/2030	338,000	372,578
WR Grace & Company 4.875%, 06/15/2027 (D)	143,000	151,623
		14,029,941
Real estate – 3.1%
American Homes 4 Rent LP 4.250%, 02/15/2028	470,000	527,569
American Tower Corp.
3.550%, 07/15/2027	662,000	727,215
3.800%, 08/15/2029	280,000	311,982
5.000%, 02/15/2024	670,000	743,060
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	646,044
Crown Castle International Corp.
2.250%, 01/15/2031	279,000	275,381
3.300%, 07/01/2030	532,000	569,928
3.650%, 09/01/2027	555,000	611,939
3.700%, 06/15/2026	500,000	549,830
3.800%, 02/15/2028	225,000	249,993
4.150%, 07/01/2050	508,000	580,000
CubeSmart LP 4.375%, 02/15/2029	600,000	686,184
CyrusOne LP
2.150%, 11/01/2030	190,000	180,256
3.450%, 11/15/2029	394,000	418,473
EPR Properties 4.950%, 04/15/2028	350,000	378,015
Equinix, Inc.
1.550%, 03/15/2028	444,000	435,965
1.800%, 07/15/2027	255,000	258,096
2.500%, 05/15/2031	693,000	704,801
2.900%, 11/18/2026	1,000,000	1,069,687
3.200%, 11/18/2029	609,000	653,216
ERP Operating LP 3.375%, 06/01/2025	300,000	324,369
Essex Portfolio LP 3.625%, 05/01/2027	500,000	551,969
GLP Capital LP 5.375%, 04/15/2026	382,000	439,686
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	549,218
3.750%, 07/01/2027	600,000	666,737
Host Hotels & Resorts LP
3.375%, 12/15/2029	505,000	529,304
3.500%, 09/15/2030	347,000	364,131
4.500%, 02/01/2026	214,000	235,083
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	201,279
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Iron Mountain, Inc. (continued)
5.250%, 07/15/2030 (D)	$261,000	$276,289
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	210,223
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	793,586
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	538,849
RHP Hotel Properties LP 4.500%, 02/15/2029 (D)	239,000	239,196
RLJ Lodging Trust LP 3.750%, 07/01/2026 (D)	149,000	150,490
SBA Communications Corp.
3.875%, 02/15/2027	353,000	362,497
4.875%, 09/01/2024	700,000	712,250
SBA Tower Trust 2.836%, 01/15/2025 (D)	416,000	436,412
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	514,640
STORE Capital Corp. 2.750%, 11/18/2030	500,000	503,308
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	141,353
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	1,189,383
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	217,686
4.625%, 12/01/2029 (D)	260,000	276,250
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,079,864
Welltower, Inc. 2.700%, 02/15/2027	400,000	424,471
XHR LP 4.875%, 06/01/2029 (D)	107,000	110,478
		22,616,635
Utilities – 2.0%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	211,926	269,943
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	303,000	316,682
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,094,931
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	301,813
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,455,474
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	756,713
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	549,490
3.950%, 04/01/2050	500,000	567,690
Dominion Energy, Inc.
3.375%, 04/01/2030	662,000	720,859
3.600%, 03/15/2027	500,000	553,232
DPL, Inc. 4.125%, 07/01/2025	216,000	231,660
Edison International 3.550%, 11/15/2024	700,000	744,000
Emera US Finance LP 3.550%, 06/15/2026	248,000	270,866
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	252,976

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (D)	$519,000	$525,488
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)(E)	210,000	184,275
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	105,885
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	747,478
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	256,669
4.500%, 09/15/2027 (D)	201,000	217,512
NiSource, Inc. 3.600%, 05/01/2030	208,000	230,299
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	374,000	376,405
3.375%, 02/15/2029 (D)	62,000	60,684
3.625%, 02/15/2031 (D)	175,000	171,973
4.450%, 06/15/2029 (D)	257,000	283,671
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	768,469
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,089,198
Suburban Propane Partners LP 5.000%, 06/01/2031 (D)	176,000	180,180
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	623,000	665,620
4.300%, 07/15/2029 (D)	545,000	592,371
		14,542,506
TOTAL CORPORATE BONDS (Cost $326,819,534)		$356,011,730
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (B)(F)	425,000	430,313
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/02/2021 (B)(F)	1,045,000	1,034,550
		1,464,863
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,217)		$1,464,863
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,058,630
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	443,462
4.131%, 06/15/2042	40,000	45,541
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	567,982
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	586,000	595,485
State of Connecticut, GO 2.677%, 07/01/2030	250,000	269,502
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	399,713
6.765%, 06/01/2040	1,010,000	1,409,593
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,789,908
Active Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) – 0.0%
Information technology – 0.0%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028	$305,000	$303,933
TOTAL TERM LOANS (Cost $303,482)		$303,933
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.5%
Commercial and residential – 5.4%
Angel Oak Mortgage Trust LLC Series 2021-2, Class A1 0.985%, 04/25/2066 (D)(J)	252,053	251,795
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(J)	120,000	119,968
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.086%, 05/15/2053 (D)	4,346,727	309,231
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(J)	1,452	1,452
Series 2021-1R, Class A1, 1.175%, 10/25/2048 (D)(J)	379,000	379,467
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (D)(J)	231,000	201,055
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.503%, 09/27/2022 (D)(K)	500,000	484,652
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	430,718
Series 2021-BN34, Class XA IO, 0.980%, 06/15/2063	12,781,840	1,003,971
Bayview Commercial Asset Trust Series 2005-4A, Class A2 (1 month LIBOR + 0.585%) 0.677%, 01/25/2036 (B)(D)	127,991	123,447
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	214,370
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(J)	140,000	142,615
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(J)	264,000	295,416
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	346,834	355,628
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	429,584
Series 2019-B15, Class XA IO, 0.943%, 12/15/2072	9,933,462	546,376
Bravo Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (D)(J)	245,848	245,287
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	17,941
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.394%, 03/15/2037 (B)(D)	341,000	341,420

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.003%, 10/15/2037 (B)(D)	$452,000	$452,568
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.823%, 12/15/2037 (B)(D)	121,000	121,188
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.623%, 12/15/2037 (B)(D)	186,000	186,463
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	884,171
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.109%, 06/15/2050 (J)	500,000	537,905
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.424%, 07/20/2034 (J)	482,146	488,241
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	556,620	605,956
Series 2018-C5, Class XA IO, 0.693%, 06/10/2051	15,348,948	590,322
Series 2019-C7, Class XA IO, 1.003%, 12/15/2072	15,915,700	988,008
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	257,000	272,824
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	157,000	168,593
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.173%, 11/15/2037 (B)(D)	491,495	493,344
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(J)	667,899	671,994
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,462,137
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.776%, 08/15/2045	8,972,232	87,797
Series 2012-CR3, Class XA IO, 1.997%, 10/15/2045	8,947,459	131,966
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (J)	330,000	346,824
Series 2013-CR8, Class AM, 3.925%, 06/10/2046 (D)(J)	1,000,000	1,051,276
Series 2014-CR15, Class C, 4.865%, 02/10/2047 (J)	800,000	860,611
Series 2014-CR15, Class XA IO, 0.864%, 02/10/2047	5,135,442	88,754
Series 2014-CR16, Class C, 5.090%, 04/10/2047 (J)	400,000	422,407
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,092,616
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.582%, 05/10/2051	$5,021,625	$139,340
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.278%, 12/10/2044 (D)	3,700,804	11,571
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(J)	307,000	317,856
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(J)	700,000	708,216
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	92,573
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	283,849
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.290%, 03/10/2047	3,538,713	87,570
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	209,174	211,793
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.673%, 05/15/2036 (B)(D)	460,000	460,721
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (D)(J)	248,018	250,924
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	109,431
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(J)	391,559	391,641
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (D)(J)	312,600	312,086
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	446,300
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	265,000	232,848
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 0.993%, 07/19/2044 (B)	400,919	381,401
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(J)	218,244	217,617
Series 2021-2, Class A1, 0.931%, 06/25/2066 (D)(J)	333,414	332,629
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(J)	612,579	621,567
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.189%, 04/25/2048 (D)(J)	290,000	311,298
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(J)	485,000	538,161
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 2.386%, 08/25/2029 (B)(D)	349,212	349,704
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)(J)	386,545	384,992

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust (continued)
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (D)(J)	$259,000	$258,467
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (D)(J)	427,000	427,339
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.834%, 07/10/2039 (D)	356,737	119
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(J)	859,800	886,880
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(J)	150,000	155,663
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(J)	85,000	88,273
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	268,454
GS Mortgage-Backed Securities Corp. Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (D)(J)	240,973	240,785
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	9,989,539	104,314
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	10,714,200	143,013
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	10,067,672	142,684
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 1.273%, 12/15/2034 (B)(D)	1,000,000	1,000,596
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (D)(J)	248,550	248,311
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	113,500
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(J)	123,000	128,512
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(J)	255,000	266,214
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	4,818,156	49,542
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.565%, 08/15/2046	4,590,544	33,465
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.297%, 05/15/2045	197,955	2
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	9,759,212	107,311
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	265,920
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.423%, 05/15/2036 (B)(D)	187,000	187,057
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.773%, 03/15/2038 (B)(D)	$346,000	$346,416
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.473%, 03/15/2038 (B)(D)	270,000	271,029
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 1.823%, 03/15/2038 (B)(D)	1,000,000	1,003,111
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.701%, 04/21/2034 (J)	83,769	83,948
Series 2004-8, Class 5A1, 2.655%, 08/25/2034 (J)	90,005	90,208
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	203,743	211,744
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.552%, 03/25/2030 (B)	18,160	18,135
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,715,955	27
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (D)(J)	243,180	243,358
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (D)(J)	328,148	327,626
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.539%, 08/15/2045 (D)	9,141,919	81,324
Series 2012-C6, Class XA IO, 1.752%, 11/15/2045 (D)	5,528,485	65,600
Series 2013-C7, Class XA IO, 1.459%, 02/15/2046	10,290,944	162,809
Series 2014-C17, Class XA IO, 1.228%, 08/15/2047	10,291,348	227,984
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.000%, 07/15/2049 (D)	790,392	8
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.473%, 11/15/2034 (B)(D)	298,000	298,094
Series 2019-L3, Class XA IO, 0.764%, 11/15/2052	21,441,544	1,022,449
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(J)	135,000	136,892
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(J)	98,000	104,104
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (D)(J)	248,728	252,673
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	91,132

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Onslow Bay Mortgage Loan Trust Series 2021-NQM2, Class A1 1.101%, 05/25/2061 (D)(J)	$444,000	$443,936
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(J)	577,207	588,136
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.493%, 05/20/2035 (B)	39,949	41,085
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (D)	352,000	355,106
Starwood Mortgage Residential Trust Series 2020-3, Class A1 1.486%, 04/25/2065 (D)(J)	200,811	202,565
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(J)	41,831	41,585
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.436%, 05/10/2063 (D)	5,777,489	52,836
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(J)	310,032	324,528
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	182,642	183,111
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(J)	461,000	460,978
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(J)	356,244	355,937
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.740%), 0.832%, 01/25/2045 (B)	397,895	397,121
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 0.812%, 07/25/2045 (B)	280,390	277,019
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	201,586	200,854
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	529,533
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO, 1.662%, 12/15/2045 (D)	5,700,133	103,528
Series 2012-C9, Class XA IO, 2.025%, 11/15/2045 (D)	6,668,578	109,921
		39,917,317
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	1,086,312	125,241
Series 3387, Class SB IO, 6.347%, 11/15/2037	984,592	165,831
Series 3632, Class AP, 3.000%, 02/15/2040	688,945	726,922
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K015, Class X1 IO, 1.698%, 07/25/2021	$2,322,789	$93
Series K018, Class X1 IO, 1.367%, 01/25/2022	2,759,246	6,199
Series K021, Class A2, 2.396%, 06/25/2022	987,915	1,002,511
Series K021, Class X1 IO, 1.526%, 06/25/2022	10,949,905	84,093
Series K022, Class X1 IO, 1.296%, 07/25/2022	2,370,979	18,736
Series K026, Class X1 IO, 1.069%, 11/25/2022	9,769,794	108,937
Series KS01, Class X1 IO, 1.245%, 01/25/2023	4,462,991	40,807
Series T-41, Class 3A, 5.051%, 07/25/2032 (J)	47,457	53,117
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	6,089	6,968
Series 2002-W3, Class A5, 7.500%, 11/25/2041	54,980	66,695
Series 2010-15, Class KA, 4.000%, 03/25/2039	45,440	45,862
Series 2011-41, Class KA, 4.000%, 01/25/2041	169,694	178,271
Series 2011-86, Class NA, 4.000%, 01/25/2041	148,154	150,879
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,091,921	128,377
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,312,945	1,349,281
Series 2012-38, Class PA, 2.000%, 09/25/2041	597,920	614,053
Series 2012-M5, Class X IO, 0.746%, 02/25/2022	909,795	254
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.392%, 02/25/2025 (B)	118,770	121,567
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.092%, 05/25/2025 (B)	13,244	13,408
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.092%, 07/25/2025 (B)	57,730	58,491
Series 2016-M1, Class X2 IO, 0.170%, 01/25/2026	43,658,502	390,150
Series 2016-M12, Class X2 IO, 0.064%, 09/25/2026	33,213,583	347,942
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.292%, 08/25/2030 (B)	64,280	64,975
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.442%, 01/25/2031 (B)	38,754	39,219
Series 2019-M12, Class X IO, 0.703%, 06/25/2029	4,627	237
Series 2019-M7, Class X IO, 0.463%, 04/25/2029	$14,867,938	518,907
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.092%, 01/25/2040 (B)(D)	436,307	438,230

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-31, Class IE IO, 5.802%, 03/25/2050	$2,594,000	$379,536
Series 2021-M8, Class X IO, 0.587%, 11/25/2035	12,375,372	519,703
Government National Mortgage Association
Series 2008-90, Class IO, 1.946%, 12/16/2050	2,085,542	314,388
Series 2010-147, Class SA IO, 6.077%, 05/20/2040	688,350	53,401
Series 2010-85, Class SB IO, 6.525%, 03/16/2040	985,604	145,448
Series 2012-114, Class IO, 0.672%, 01/16/2053	455,390	10,695
Series 2012-120, Class IO, 0.692%, 02/16/2053	5,454,681	127,158
Series 2012-70, Class IO, 0.105%, 08/16/2052	2,239,249	7,799
Series 2015-41, Class IO, 0.416%, 09/16/2056	4,647,992	118,776
Series 2016-162, Class IO, 0.829%, 09/16/2058	6,467,765	348,880
Series 2016-174, Class IO, 0.852%, 11/16/2056	623,469	34,089
Series 2017-109, Class IO, 0.506%, 04/16/2057	1,390,835	49,959
Series 2017-124, Class IO, 0.674%, 01/16/2059	1,424,645	68,879
Series 2017-135, Class IO, 0.768%, 10/16/2058	1,168,479	58,634
Series 2017-140, Class IO, 0.547%, 02/16/2059	438,283	19,341
Series 2017-159, Class IO, 0.482%, 06/16/2059	815,297	35,774
Series 2017-169, Class IO, 0.602%, 01/16/2060	2,384,101	115,144
Series 2017-20, Class IO, 0.699%, 12/16/2058	2,876,178	127,618
Series 2017-22, Class IO, 0.759%, 12/16/2057	326,954	18,496
Series 2017-23, Class IO, 0.624%, 05/16/2059	8,777,145	412,759
Series 2017-41, Class IO, 0.683%, 07/16/2058	1,374,335	62,619
Series 2017-46, Class IO, 0.640%, 11/16/2057	969,419	45,293
Series 2017-50, Class IO, 0.718%, 01/16/2057	14,643,726	731,009
Series 2017-61, Class IO, 0.735%, 05/16/2059	549,275	28,768
Series 2018-158, Class IO, 0.745%, 05/16/2061	2,070,329	137,361
Series 2018-35, Class IO, 0.539%, 03/16/2060	2,173,706	95,469
Series 2018-43, Class IO, 0.540%, 05/16/2060	2,021,775	99,815
Series 2018-69, Class IO, 0.573%, 04/16/2060	593,080	35,442
Series 2018-81, Class IO, 0.469%, 01/16/2060	395,212	18,127
Series 2018-85, Class IO, 0.493%, 07/16/2060	8,034,310	453,619
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-9, Class IO, 0.510%, 01/16/2060	$2,490,272	$119,136
Series 2019-131, Class IO, 0.898%, 07/16/2061	1,768,482	121,573
Series 2020-100, Class IO, 0.868%, 05/16/2062	1,701,719	132,919
Series 2020-108, Class IO, 0.911%, 06/16/2062	3,901,232	306,670
Series 2020-114, Class IO, 0.924%, 09/16/2062	4,436,559	362,813
Series 2020-118, Class IO, 0.974%, 06/16/2062	3,113,830	260,421
Series 2020-119, Class IO, 0.799%, 08/16/2062	1,832,560	136,854
Series 2020-120, Class IO, 0.851%, 05/16/2062	880,646	70,291
Series 2020-137, Class IO, 0.843%, 09/16/2062	4,230,044	322,509
Series 2020-143, Class IB IO, 0.895%, 03/16/2062	5,461,556	418,446
Series 2020-150, Class IO, 0.983%, 12/16/2062	2,583,018	220,236
Series 2020-170, Class IO, 0.887%, 11/16/2062	3,590,655	295,325
Series 2020-28, Class IO, 0.864%, 11/16/2061	5,919,681	452,546
Series 2020-92, Class IO, 1.003%, 02/16/2062	3,919,278	326,970
Series 2021-3, Class IO, 0.919%, 09/16/2062	4,249,944	355,604
Series 2021-40, Class IO, 0.843%, 02/16/2063	1,005,573	80,252
		15,522,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,789,683)		$55,440,134
ASSET BACKED SECURITIES – 6.3%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 0.992%, 09/25/2034 (B)	601,823	602,295
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	5	5
AMSR Trust Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	599,979
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	530,988	544,225
Series 2019-1A, Class A2II 4.723%, 06/07/2049 (D)	496,250	524,298
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	507,168	529,914
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	924,708

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	$473,000	$494,890
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	347,032
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	264,000	275,268
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	119,470	125,270
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.583%, 09/16/2024 (B)	3,123,000	3,129,254
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	998,333	1,027,830
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	381,000	393,285
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.292%, 01/25/2035 (B)	156,736	152,044
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	450,467	457,736
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	484,000	487,233
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.843%, 05/14/2029 (B)	565,000	577,271
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.451%, 08/08/2024 (B)	3,000,000	3,011,239
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	656,055	660,997
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	541,453	536,720
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	54,108	55,148
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,808	5,650
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	82,027	85,839
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,631,155
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.375%, 02/25/2035	12,319	12,294
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	225,000	227,924
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	208,013	210,567
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC (continued)
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	$192,533	$205,076
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	879,338	890,743
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (D)	1,000,000	997,802
Series 2021-1A, Class C 3.475%, 04/15/2049 (D)	104,000	103,565
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	599,850	647,262
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (D)	1,323,000	1,368,895
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	360,098	370,303
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (D)	592,314	592,369
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	704,442	703,307
Series 2021-SFR1, Class A 1.538%, 08/17/2028 (D)	527,000	526,997
Series 2021-SFR1, Class D 2.189%, 08/17/2028 (D)	346,000	345,994
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	702,842
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	150,982	153,148
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	608,000	631,048
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	561,000	561,401
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	124,829
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	394,000	394,070
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	290,000	292,406
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	197,355	202,054
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	128,432	135,054
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	246,296
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	264,998	291,916
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,275	233,571
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	68,725	70,012
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.472%, 08/25/2058 (D)(J)	101,123	105,193

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	$155,190	$160,742
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	116,086	122,538
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	304,963	310,839
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	400,536	397,054
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	598,000	615,025
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	65,296	65,417
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	61,351	61,371
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 0.992%, 01/25/2034 (B)	230,063	229,194
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	229,362	236,569
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	364,313
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	91,869	94,940
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	643,813
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	474,548	506,333
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	79,871	82,600
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	17,519	17,699
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	494,261	515,439
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	255,000	257,470
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	307,948	303,315
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	413,472	436,581
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	196,769	190,807
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	672,000	675,709
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	490,425	491,474
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	460,625	469,241
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	$309,667	$304,837
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.241%, 10/25/2053 (D)(J)	123,000	129,573
Series 2015-2, Class 1M2 3.434%, 11/25/2060 (D)(J)	175,000	182,832
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(J)	1,000,000	1,051,130
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(J)	115,755	117,527
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(J)	28,824	29,226
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(J)	95,681	98,210
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(J)	138,571	146,061
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(J)	320,301	332,965
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(J)	48,708	49,665
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(J)	351,098	362,640
Series 2019-1, Class A1 3.722%, 03/25/2058 (D)(J)	274,512	289,110
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(J)	311,751	322,395
Series 2020-4, Class A1 1.750%, 10/25/2060 (D)	328,824	332,480
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,010,000	1,065,000
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	351,748
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	496,625
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	784,578	788,759
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	429,671	426,931
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	439,164
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	312,000	310,196
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	564,042	553,574
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	66,548	68,020
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (D)	305,000	307,650
Westgate Resorts LLC Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	62,371	62,323

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	$149,808	$150,113
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (D)	433,000	438,404
TOTAL ASSET BACKED SECURITIES (Cost $44,967,716)		$45,981,864
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. (C)	378	9,348
Utilities – 0.1%
Algonquin Power & Utilities Corp. (C)	8,150	404,678
Dominion Energy, Inc.	550	53,422
		458,100
TOTAL COMMON STOCKS (Cost $467,553)		$467,448
PREFERRED SECURITIES – 0.2%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	222,116
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	206,088
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (B)	2,662	67,375
Wells Fargo & Company, 7.500%	55	83,942
		151,317
Information technology – 0.1%
Broadcom, Inc., 8.000%	277	421,004
Utilities – 0.1%
DTE Energy Company, 6.250%	669	33,069
NextEra Energy, Inc., 5.279%	5,300	259,488
NiSource, Inc., 7.750%	1,800	185,022
The Southern Company, 6.750%	831	42,074
		519,653
TOTAL PREFERRED SECURITIES (Cost $1,314,456)		$1,520,178
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $19.27) (C)	1,540	13,090
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	10,703
TOTAL WARRANTS (Cost $6,962)		$23,793
SHORT-TERM INVESTMENTS – 13.8%
Short-term funds – 12.5%
John Hancock Collateral Trust, 0.0324% (L)(M)	340,971	3,411,275
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (L)	88,333,936	88,333,936
		91,745,211
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,688,000 on 7-1-21, collateralized by $10,061,500 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $9,881,836)	$9,688,000	$9,688,000
TOTAL SHORT-TERM INVESTMENTS (Cost $101,433,296)		$101,433,211
Total Investments (Active Bond Trust) (Cost $775,482,979) – 109.8%		$807,717,941
Other assets and liabilities, net – (9.8%)		(71,835,373)
TOTAL NET ASSETS – 100.0%		$735,882,568
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,491,187 or 20.3% of the fund's net assets as of 6-30-21.
(E)	All or a portion of this security is on loan as of 6-30-21.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(L)	The rate shown is the annualized seven-day yield as of 6-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 60.1%
U.S. Government – 35.3%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$27,484,000	$23,683,785
1.375%, 11/15/2040 to 08/15/2050	22,203,000	19,659,659
1.625%, 11/15/2050	5,045,000	4,531,041
1.875%, 02/15/2041 to 02/15/2051	21,641,000	21,032,195
2.250%, 05/15/2041	8,188,000	8,519,358
2.375%, 05/15/2051	3,812,000	4,069,906
2.500%, 02/15/2045	2,430,000	2,629,146
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	71,589,000	71,452,381
0.250%, 06/15/2023 to 10/31/2025	52,983,000	52,436,006
0.375%, 04/15/2024 to 12/31/2025	29,539,000	29,013,121
0.500%, 02/28/2026 to 10/31/2027	24,234,000	23,629,163
0.750%, 05/31/2026 to 01/31/2028	20,846,000	20,594,943
0.875%, 06/30/2026	33,176,000	33,160,449
1.125%, 02/15/2031	2,264,000	2,197,849
1.250%, 06/30/2028	2,010,000	2,013,141
1.500%, 11/30/2024	6,252,000	6,451,038
1.625%, 05/15/2031	11,419,000	11,593,853
1.750%, 11/30/2021	903,000	909,349
1.875%, 02/28/2022	10,979,000	11,111,091
2.000%, 02/15/2022	8,231,000	8,330,672
2.125%, 08/15/2021	1,856,000	1,860,798
2.875%, 10/31/2023	6,200,000	6,568,125
		365,447,069
U.S. Government Agency – 24.8%
Federal Home Loan Mortgage Corp.
2.000%, 12/01/2050	1,004,952	1,017,624
2.500%, 01/01/2036	2,937,091	3,099,708
2.827%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	607,991	631,486
3.500%, 04/01/2049	677,980	731,771
4.000%, 01/01/2035 to 07/01/2049	5,854,211	6,370,229
4.500%, 06/01/2039 to 08/01/2049	4,122,552	4,549,272
5.000%, 03/01/2049	2,017,600	2,264,917
Federal National Mortgage Association
2.000%, TBA (B)	32,400,000	33,157,956
2.000%, 05/01/2031 to 04/01/2051	8,950,763	9,131,618
2.500%, TBA (B)	43,200,000	44,597,332
2.500%, 12/01/2035 to 10/01/2050	29,235,400	30,661,512
2.695%, (12 month LIBOR + 1.586%), 01/01/2046 (A)	1,616,564	1,687,772
2.732%, (12 month LIBOR + 1.580%), 06/01/2045 (A)	499,200	519,746
3.000%, 01/01/2043 to 07/01/2060	16,433,021	17,511,599
3.500%, 06/01/2049	148,802	158,550
4.000%, 09/01/2033 to 08/01/2059	14,181,625	15,616,415
4.500%, 05/01/2034 to 01/01/2059	18,564,521	20,684,341
5.000%, 07/01/2044 to 11/01/2049	14,227,914	16,038,331
5.500%, 12/01/2048 to 06/01/2049	2,938,807	3,377,184
Government National Mortgage Association
2.500%, TBA (B)	3,100,000	3,208,203
2.500%, 06/20/2051	17,419,000	18,048,490
3.500%, 01/20/2048	853,140	923,489
4.000%, 06/20/2047 to 07/20/2049	8,871,206	9,531,974
4.500%, 08/15/2047 to 05/20/2049	2,964,010	3,228,576
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, 12/20/2039 to 03/20/2049	$8,572,095	$9,309,005
		256,057,100
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $623,027,271)		$621,504,169
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Chile – 0.1%
Republic of Chile
2.450%, 01/31/2031	222,000	225,918
3.100%, 05/07/2041	573,000	573,573
		799,491
Colombia – 0.1%
Republic of Colombia
3.250%, 04/22/2032	344,000	336,934
3.875%, 02/15/2061	742,000	663,905
		1,000,839
Italy – 0.1%
Republic of Italy 3.875%, 05/06/2051	758,000	814,535
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	843,426
Mexico – 0.4%
Government of Mexico
3.750%, 04/19/2071	1,154,000	1,054,144
3.771%, 05/24/2061	215,000	199,843
4.280%, 08/14/2041	1,346,000	1,412,815
4.350%, 01/15/2047	200,000	208,654
4.500%, 04/22/2029	1,416,000	1,599,995
4.750%, 03/08/2044	334,000	368,636
		4,844,087
Paraguay – 0.1%
Republic of Paraguay
2.739%, 01/29/2033 (C)	482,000	468,745
5.400%, 03/30/2050 (C)(D)	850,000	990,888
		1,459,633
Peru – 0.3%
Republic of Peru
2.392%, 01/23/2026	680,000	701,801
2.783%, 01/23/2031	1,419,000	1,445,620
3.300%, 03/11/2041	906,000	914,127
		3,061,548
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,628,385)		$12,823,559
CORPORATE BONDS – 28.1%
Communication services – 2.5%
AT&T, Inc.
2.250%, 02/01/2032	755,000	741,002
3.100%, 02/01/2043	165,000	161,675
3.500%, 06/01/2041	348,000	361,491
3.500%, 09/15/2053 (C)	1,380,000	1,386,445
3.550%, 09/15/2055 (C)	341,000	342,143
3.800%, 12/01/2057 (C)	624,000	650,135
3.850%, 06/01/2060	501,000	528,030
Charter Communications Operating LLC
3.500%, 06/01/2041	669,000	673,529
3.900%, 06/01/2052	1,257,000	1,279,886
4.400%, 12/01/2061	474,000	509,306
4.464%, 07/23/2022	311,000	321,975

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
4.800%, 03/01/2050	$634,000	$728,180
Comcast Corp.
1.500%, 02/15/2031	835,000	791,143
3.750%, 04/01/2040	656,000	739,496
Discovery Communications LLC
4.000%, 09/15/2055	402,000	425,479
4.650%, 05/15/2050	101,000	118,191
Netflix, Inc.
3.625%, 06/15/2025 (C)	580,000	622,827
5.875%, 11/15/2028	623,000	764,689
Telefonica Emisiones SA 5.520%, 03/01/2049	253,000	329,207
Tencent Holdings, Ltd. 3.840%, 04/22/2051 (C)	671,000	722,413
T-Mobile USA, Inc.
2.250%, 02/15/2026	754,000	759,655
2.250%, 02/15/2026 (C)	3,839,000	3,867,793
2.875%, 02/15/2031	572,000	567,710
3.375%, 04/15/2029 (C)	2,170,000	2,239,426
3.500%, 04/15/2031 (C)	1,440,000	1,489,752
Verizon Communications, Inc.
2.550%, 03/21/2031	308,000	314,815
2.650%, 11/20/2040	1,367,000	1,315,488
2.875%, 11/20/2050	261,000	247,928
3.400%, 03/22/2041	657,000	695,003
3.550%, 03/22/2051	755,000	806,617
3.700%, 03/22/2061	475,000	508,753
4.329%, 09/21/2028	226,000	262,960
ViacomCBS, Inc.
4.200%, 05/19/2032	34,000	39,240
4.600%, 01/15/2045	62,000	73,557
4.950%, 01/15/2031 to 05/19/2050	330,000	406,420
5.850%, 09/01/2043	118,000	161,674
		25,954,033
Consumer discretionary – 2.4%
Amazon.com, Inc.
1.000%, 05/12/2026 (D)	2,195,000	2,195,435
1.650%, 05/12/2028	995,000	1,003,495
2.100%, 05/12/2031	2,526,000	2,568,472
2.700%, 06/03/2060	151,000	144,628
3.100%, 05/12/2051	337,000	353,996
3.250%, 05/12/2061	337,000	355,147
Ford Motor Company 4.750%, 01/15/2043	263,000	279,438
Ford Motor Credit Company LLC
3.625%, 06/17/2031	1,804,000	1,838,962
4.000%, 11/13/2030	480,000	502,800
General Motors Company 5.400%, 04/01/2048	279,000	355,372
Hyundai Capital America
0.800%, 01/08/2024 (C)	1,031,000	1,026,491
1.250%, 09/18/2023 (C)	507,000	511,629
1.300%, 01/08/2026 (C)	1,013,000	1,001,095
1.800%, 10/15/2025 (C)	802,000	813,731
2.000%, 06/15/2028 (C)	801,000	794,214
Lowe's Companies, Inc.
2.625%, 04/01/2031	818,000	845,218
3.500%, 04/01/2051	179,000	191,865
Marriott International, Inc.
2.850%, 04/15/2031	1,463,000	1,485,663
4.625%, 06/15/2030	128,000	147,418
5.750%, 05/01/2025	602,000	694,888
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Acceptance Corp. 2.750%, 03/09/2028 (C)	$344,000	$347,095
Sodexo, Inc.
1.634%, 04/16/2026 (C)	869,000	875,292
2.718%, 04/16/2031 (C)	832,000	848,879
Starbucks Corp.
1.300%, 05/07/2022	414,000	417,749
3.350%, 03/12/2050	506,000	529,293
3.500%, 11/15/2050	801,000	862,876
The Home Depot, Inc.
2.375%, 03/15/2051	416,000	384,765
2.700%, 04/15/2030	404,000	431,950
3.125%, 12/15/2049	1,266,000	1,341,229
3.300%, 04/15/2040	135,000	147,872
3.350%, 04/15/2050	326,000	360,407
Yale University
0.873%, 04/15/2025	582,000	585,509
1.482%, 04/15/2030	498,000	490,633
		24,733,506
Consumer staples – 1.5%
Altria Group, Inc.
2.350%, 05/06/2025	140,000	146,367
2.450%, 02/04/2032	384,000	371,359
3.400%, 02/04/2041	1,053,000	1,003,974
3.700%, 02/04/2051	343,000	325,384
3.875%, 09/16/2046	675,000	670,301
4.000%, 02/04/2061	87,000	83,468
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	921,000	1,130,383
4.900%, 02/01/2046	826,000	1,045,510
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	298,000	322,684
4.375%, 04/15/2038	968,000	1,157,312
4.600%, 04/15/2048	481,000	587,226
BAT Capital Corp.
2.259%, 03/25/2028	175,000	173,687
2.726%, 03/25/2031 (D)	1,065,000	1,051,450
3.557%, 08/15/2027	650,000	696,054
4.906%, 04/02/2030	178,000	204,493
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	567,000	573,678
2.750%, 05/14/2031	2,022,000	2,044,183
3.750%, 09/25/2027	1,648,000	1,815,084
Molson Coors Beverage Company 4.200%, 07/15/2046	906,000	1,009,323
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	980,000	980,502
Walmart, Inc. 3.050%, 07/08/2026	306,000	335,030
		15,727,452
Energy – 2.2%
Aker BP ASA 4.000%, 01/15/2031 (C)	454,000	498,667
BP Capital Markets America, Inc. 3.379%, 02/08/2061	754,000	758,009
Devon Energy Corp.
4.750%, 05/15/2042	347,000	391,541
5.000%, 06/15/2045	595,000	698,948
5.250%, 09/15/2024 (C)	1,977,000	2,202,169
5.600%, 07/15/2041	263,000	325,193
5.850%, 12/15/2025	310,000	363,857
Enable Midstream Partners LP
3.900%, 05/15/2024	89,000	94,594
4.150%, 09/15/2029	383,000	419,355
4.400%, 03/15/2027	645,000	711,097

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enable Midstream Partners LP (continued)
4.950%, 05/15/2028	$1,094,000	$1,252,590
Energy Transfer LP
5.150%, 03/15/2045	165,000	190,833
5.300%, 04/15/2047	101,000	118,171
5.350%, 05/15/2045	249,000	288,125
6.000%, 06/15/2048	133,000	168,113
6.050%, 06/01/2041	151,000	191,474
6.100%, 02/15/2042	170,000	211,350
6.125%, 12/15/2045	291,000	370,914
Equinor ASA 3.250%, 11/18/2049	239,000	253,718
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	974,000	983,705
2.160%, 03/31/2034 (C)	734,000	720,273
2.625%, 03/31/2036 (C)	459,000	450,243
2.940%, 09/30/2040 (C)	498,000	494,320
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	1,662,000	1,664,660
3.100%, 07/15/2031 (C)	1,251,000	1,263,680
Marathon Oil Corp. 5.200%, 06/01/2045	757,000	907,959
Oleoducto Central SA 4.000%, 07/14/2027 (C)(D)	246,000	253,803
ONEOK, Inc.
3.100%, 03/15/2030	229,000	239,420
3.400%, 09/01/2029	218,000	232,054
4.000%, 07/13/2027	138,000	152,560
4.450%, 09/01/2049	542,000	599,038
4.950%, 07/13/2047	64,000	75,110
5.850%, 01/15/2026	82,000	96,945
Petroleos del Peru SA 5.625%, 06/19/2047 (C)	463,000	493,558
Petroleos Mexicanos
2.378%, 04/15/2025	550,000	570,443
2.460%, 12/15/2025	1,458,450	1,523,127
Pioneer Natural Resources Company 1.900%, 08/15/2030	873,000	841,087
Plains All American Pipeline LP 4.900%, 02/15/2045	140,000	152,149
Qatar Petroleum
2.250%, 07/12/2031 (C)	810,000	801,390
3.125%, 07/12/2041 (C)	440,000	438,376
3.300%, 07/12/2051 (C)	596,000	596,000
		23,058,618
Financials – 7.6%
American International Group, Inc.
3.400%, 06/30/2030	733,000	803,809
4.375%, 06/30/2050	434,000	527,575
Antares Holdings LP 3.950%, 07/15/2026 (C)	678,000	705,542
ANZ New Zealand Int'l, Ltd. 1.250%, 06/22/2026 (C)	964,000	959,601
Assured Guaranty U.S. Holdings, Inc. 3.150%, 06/15/2031	501,000	519,797
Athene Global Funding 2.500%, 03/24/2028 (C)	1,312,000	1,344,751
Athene Holding, Ltd.
3.500%, 01/15/2031	245,000	261,206
3.950%, 05/25/2051	132,000	141,225
4.125%, 01/12/2028	657,000	732,736
Banco Santander SA (0.701% to 6-30-23, then 1 Year CMT + 0.450%) 06/30/2024	1,600,000	1,603,195
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. 3.500%, 04/19/2026	$165,000	$181,774
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%) 04/22/2025	1,767,000	1,772,662
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	2,486,000	2,462,182
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	1,470,000	1,473,215
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	3,285,000	3,311,101
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	1,771,000	1,784,621
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	640,000	622,239
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	545,000	531,133
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	165,000	170,123
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	903,000	944,624
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	916,000	935,230
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	1,053,000	1,085,577
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	3,212,000	3,304,488
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,284,000	1,330,671
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	805,000	881,655
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%) 12/10/2024	1,281,000	1,285,569
Barclays PLC (3.564% to 9-23-30, then 5 Year CMT + 2.900%) 09/23/2035	1,799,000	1,874,270
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	1,171,000	1,156,814
BNP Paribas SA (2.871% to 4-19-31, then SOFR + 1.387%) 04/19/2032 (C)	987,000	1,013,620
Brighthouse Financial, Inc. 4.700%, 06/22/2047	493,000	547,539
Credit Suisse Group AG (3.091% to 5-14-31, then SOFR + 1.730%) 05/14/2032 (C)	861,000	887,047
Deutsche Bank AG 0.898%, 05/28/2024	827,000	823,234
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	1,738,000	1,763,561
Deutsche Bank AG (3.035% to 5-28-31, then SOFR + 1.718%) 05/28/2032	506,000	514,525
Deutsche Bank AG (3.729% to 1-14-31, then SOFR + 2.757%) 01/14/2032	406,000	413,159

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
DNB Bank ASA (1.535% to 5-25-26, then 1 Year CMT + 0.720%) 05/25/2027 (C)	$850,000	$851,546
F&G Global Funding 1.750%, 06/30/2026 (C)	800,000	803,292
FS KKR Capital Corp.
2.625%, 01/15/2027	481,000	475,534
3.400%, 01/15/2026	1,280,000	1,323,544
GE Capital Funding LLC
3.450%, 05/15/2025	382,000	415,719
4.400%, 05/15/2030	575,000	670,066
GE Capital International Funding Company 4.418%, 11/15/2035	1,399,000	1,676,676
Golub Capital BDC, Inc. 3.375%, 04/15/2024	588,000	613,465
JPMorgan Chase & Co. (0.824% to 6-1-24, then SOFR + 0.540%) 06/01/2025	1,485,000	1,482,154
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,263,000	3,209,365
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,819,000	1,795,976
JPMorgan Chase & Co. (2.069% to 6-1-28, then SOFR + 1.015%) 06/01/2029	1,617,000	1,629,711
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	1,427,000	1,475,581
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	999,000	1,022,957
Macquarie Group, Ltd. (1.629% to 9-23-26, then SOFR + 0.910%) 09/23/2027 (C)	1,442,000	1,431,050
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,370,000	3,358,106
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,176,000	1,175,561
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,659,000	1,632,830
NTT Finance Corp. 1.162%, 04/03/2026 (C)	1,604,000	1,600,312
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	505,000	505,208
Owl Rock Capital Corp.
2.875%, 06/11/2028	337,000	334,471
3.400%, 07/15/2026	1,398,000	1,457,037
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	1,128,000	1,214,988
Societe Generale SA (2.889% to 6-9-31, then 1 Year CMT + 1.300%) 06/09/2032 (C)	754,000	762,988
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	667,000	692,079
Svensk Exportkredit AB 0.750%, 04/06/2023	1,388,000	1,398,328
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	397,000	386,161
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	2,408,000	2,404,027
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (1.542% to 9-10-26, then SOFR + 0.818%) 09/10/2027	$1,606,000	$1,601,480
Trust Fibra Uno
5.250%, 01/30/2026 (C)	503,000	565,875
6.390%, 01/15/2050 (C)	556,000	650,526
UBS Group AG (2.095% to 2-11-31, then 1 Year CMT + 1.000%) 02/11/2032 (C)	390,000	382,056
Westpac Banking Corp. (2.668% to 11-15-30, then 5 Year CMT + 1.750%) 11/15/2035	1,156,000	1,137,048
		78,805,787
Health care – 2.5%
AbbVie, Inc.
2.300%, 11/21/2022	1,016,000	1,042,846
3.750%, 11/14/2023	90,000	96,537
4.050%, 11/21/2039	378,000	439,019
4.250%, 11/21/2049	990,000	1,186,529
4.300%, 05/14/2036	235,000	278,809
4.400%, 11/06/2042	81,000	98,355
4.450%, 05/14/2046	239,000	288,621
Aetna, Inc. 3.875%, 08/15/2047	258,000	288,537
Astrazeneca Finance LLC
1.200%, 05/28/2026	661,000	658,746
1.750%, 05/28/2028	496,000	495,521
AstraZeneca PLC
1.375%, 08/06/2030	203,000	192,093
3.000%, 05/28/2051	331,000	341,247
Bristol-Myers Squibb Company 2.550%, 11/13/2050	1,009,000	964,825
CVS Health Corp.
2.700%, 08/21/2040	514,000	498,229
3.000%, 08/15/2026	351,000	378,584
3.700%, 03/09/2023	118,000	124,270
4.300%, 03/25/2028	646,000	742,194
4.780%, 03/25/2038	512,000	629,886
5.050%, 03/25/2048	609,000	791,015
Danaher Corp. 2.600%, 10/01/2050	478,000	457,058
DH Europe Finance II Sarl
2.050%, 11/15/2022	519,000	530,908
2.200%, 11/15/2024 (D)	893,000	931,679
2.600%, 11/15/2029	662,000	692,127
Gilead Sciences, Inc.
1.200%, 10/01/2027	162,000	157,918
2.600%, 10/01/2040	564,000	542,955
2.800%, 10/01/2050	721,000	694,466
4.000%, 09/01/2036	291,000	336,377
Pfizer, Inc.
2.550%, 05/28/2040	1,133,000	1,139,383
2.700%, 05/28/2050	232,000	230,807
2.800%, 03/11/2022	313,000	318,696
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	1,072,000	1,015,734
2.800%, 09/15/2050	402,000	366,043
Royalty Pharma PLC 3.550%, 09/02/2050 (C)	763,000	758,915
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	677,000	708,466
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	914,000	970,295

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	$1,231,000	$1,221,253
3.175%, 07/09/2050	1,095,000	1,106,653
4.400%, 11/26/2023	578,000	627,451
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	1,114,000	1,326,459
UnitedHealth Group, Inc.
2.300%, 05/15/2031	1,018,000	1,042,519
2.750%, 05/15/2040	249,000	252,164
2.900%, 05/15/2050	246,000	248,477
3.050%, 05/15/2041	170,000	178,047
3.250%, 05/15/2051	576,000	614,458
		26,005,171
Industrials – 2.2%
Adani International Container Terminal Pvt, Ltd. 3.000%, 02/16/2031 (C)	282,000	272,032
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	583,000	607,357
Burlington Northern Santa Fe LLC
3.050%, 02/15/2051	326,000	339,326
3.300%, 09/15/2051	622,000	679,250
3.550%, 02/15/2050	165,000	186,585
Crowley Conro LLC 4.181%, 08/15/2043	509,856	602,127
DAE Funding LLC
1.550%, 08/01/2024 (C)	1,591,000	1,587,770
2.625%, 03/20/2025 (C)	532,000	541,113
3.375%, 03/20/2028 (C)	210,000	214,637
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	1,322,000	1,420,649
4.750%, 10/20/2028 (C)	1,919,000	2,133,463
General Electric Company 3.450%, 05/01/2027	645,000	709,029
GXO Logistics, Inc.
1.650%, 07/15/2026 (C)	841,000	836,761
2.650%, 07/15/2031 (C)	134,000	132,924
John Deere Capital Corp.
0.550%, 07/05/2022	998,000	1,001,863
1.200%, 04/06/2023	768,000	779,555
Northrop Grumman Corp.
2.930%, 01/15/2025	47,000	50,106
3.250%, 08/01/2023 to 01/15/2028	1,538,000	1,646,848
5.150%, 05/01/2040	343,000	450,101
Southwest Airlines Company
4.750%, 05/04/2023	698,000	748,771
5.125%, 06/15/2027	1,044,000	1,228,236
The Boeing Company
2.196%, 02/04/2026	1,234,000	1,245,795
3.250%, 02/01/2028 to 02/01/2035	1,097,000	1,143,381
3.625%, 02/01/2031	702,000	755,021
3.750%, 02/01/2050	707,000	729,235
5.705%, 05/01/2040	197,000	253,713
5.805%, 05/01/2050	52,000	70,025
Union Pacific Corp.
2.150%, 02/05/2027	515,000	534,105
2.400%, 02/05/2030	638,000	658,584
2.950%, 03/01/2022	579,000	589,576
3.150%, 03/01/2024	276,000	294,461
3.750%, 02/05/2070	103,000	113,533
		22,555,932
Information technology – 2.1%
Apple, Inc.
2.375%, 02/08/2041	326,000	316,074
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
2.550%, 08/20/2060	$763,000	$711,787
2.650%, 05/11/2050 to 02/08/2051	1,618,000	1,585,138
2.800%, 02/08/2061	326,000	317,513
Broadcom Corp. 3.875%, 01/15/2027	246,000	271,825
Broadcom, Inc.
2.450%, 02/15/2031 (C)	569,000	559,153
3.150%, 11/15/2025	426,000	456,578
3.419%, 04/15/2033 (C)	2,220,000	2,331,365
3.469%, 04/15/2034 (C)	840,000	888,514
4.150%, 11/15/2030	579,000	649,299
Dell International LLC
4.900%, 10/01/2026	166,000	191,578
6.100%, 07/15/2027	331,000	405,532
8.350%, 07/15/2046	349,000	570,826
Flex, Ltd. 4.875%, 05/12/2030	397,000	460,702
HP, Inc. 2.200%, 06/17/2025	1,048,000	1,087,752
Intel Corp. 3.100%, 02/15/2060	142,000	145,080
KLA Corp. 3.300%, 03/01/2050	442,000	467,693
Microsoft Corp. 2.921%, 03/17/2052	329,000	349,183
NVIDIA Corp. 0.584%, 06/14/2024	479,000	479,109
NXP BV
3.150%, 05/01/2027 (C)	324,000	346,592
3.250%, 05/11/2041 (C)	356,000	366,028
3.875%, 06/18/2026 (C)	677,000	749,810
Oracle Corp.
1.650%, 03/25/2026	1,001,000	1,014,676
2.300%, 03/25/2028	353,000	362,180
2.800%, 04/01/2027	995,000	1,055,132
2.875%, 03/25/2031	1,055,000	1,097,283
2.950%, 11/15/2024	230,000	244,969
3.650%, 03/25/2041	669,000	709,379
3.950%, 03/25/2051	467,000	509,725
4.100%, 03/25/2061	133,000	147,456
salesforce.com, Inc.
0.625%, 07/15/2024 (B)	639,000	639,262
2.700%, 07/15/2041 (B)	288,000	289,190
2.900%, 07/15/2051 (B)	352,000	355,431
3.050%, 07/15/2061 (B)	224,000	226,961
VMware, Inc.
3.900%, 08/21/2027	129,000	143,363
4.700%, 05/15/2030	653,000	772,642
		21,274,780
Materials – 0.6%
LYB International Finance III LLC
3.375%, 10/01/2040	975,000	1,009,447
3.625%, 04/01/2051	788,000	831,856
3.800%, 10/01/2060	162,000	171,283
NewMarket Corp. 2.700%, 03/18/2031	821,000	820,862
Newmont Corp. 2.250%, 10/01/2030	588,000	586,394
Teck Resources, Ltd.
3.900%, 07/15/2030 (D)	292,000	314,626
5.200%, 03/01/2042	384,000	451,780
6.125%, 10/01/2035	329,000	423,563
6.250%, 07/15/2041	374,000	488,728

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Westlake Chemical Corp.
3.600%, 08/15/2026	$356,000	$387,996
4.375%, 11/15/2047	691,000	810,398
5.000%, 08/15/2046	8,000	10,116
		6,307,049
Real estate – 1.7%
Agree LP 2.000%, 06/15/2028	703,000	697,217
American Tower Corp.
1.600%, 04/15/2026	657,000	663,939
2.700%, 04/15/2031	492,000	507,402
Brixmor Operating Partnership LP 2.250%, 04/01/2028	227,000	226,729
Crown Castle International Corp.
1.050%, 07/15/2026	976,000	953,207
2.100%, 04/01/2031	1,804,000	1,758,043
2.500%, 07/15/2031	705,000	710,019
2.900%, 04/01/2041	456,000	443,563
4.000%, 03/01/2027	163,000	182,411
Essex Portfolio LP
1.700%, 03/01/2028	853,000	837,604
2.550%, 06/15/2031	335,000	339,328
Federal Realty Investment Trust 3.950%, 01/15/2024	451,000	483,640
GLP Capital LP
4.000%, 01/15/2030	268,000	287,647
5.300%, 01/15/2029	329,000	383,285
Mid-America Apartments LP
3.950%, 03/15/2029	328,000	371,852
4.000%, 11/15/2025	399,000	442,955
4.300%, 10/15/2023	334,000	358,608
Regency Centers LP 2.950%, 09/15/2029	708,000	745,571
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	514,000	561,813
Spirit Realty LP
2.100%, 03/15/2028	649,000	646,312
2.700%, 02/15/2032	355,000	351,897
3.200%, 02/15/2031	772,000	804,571
3.400%, 01/15/2030	392,000	417,813
4.000%, 07/15/2029	188,000	208,675
4.450%, 09/15/2026	41,000	45,724
STORE Capital Corp.
2.750%, 11/18/2030	577,000	580,817
4.500%, 03/15/2028	1,231,000	1,390,664
4.625%, 03/15/2029	416,000	473,155
VEREIT Operating Partnership LP
2.200%, 06/15/2028	349,000	354,108
2.850%, 12/15/2032	472,000	493,059
3.400%, 01/15/2028	346,000	376,283
Vornado Realty LP
2.150%, 06/01/2026	402,000	407,400
3.400%, 06/01/2031	201,000	207,821
		17,713,132
Utilities – 2.8%
Baltimore Gas and Electric Company 2.250%, 06/15/2031	482,000	486,583
Black Hills Corp.
3.050%, 10/15/2029	235,000	250,094
3.875%, 10/15/2049	293,000	316,484
Consumers Energy Company 2.500%, 05/01/2060	276,000	248,760
Dominion Energy, Inc.
1.450%, 04/15/2026	728,000	733,138
2.000%, 08/15/2021	459,000	459,291
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc. (continued)
3.300%, 04/15/2041	$263,000	$276,127
DTE Electric Company 2.950%, 03/01/2050	720,000	736,382
DTE Energy Company
1.050%, 06/01/2025	337,000	336,907
2.950%, 03/01/2030	436,000	459,744
3.800%, 03/15/2027	657,000	730,962
Duke Energy Carolinas LLC 2.550%, 04/15/2031	329,000	341,565
Duke Energy Corp.
1.800%, 09/01/2021	687,000	687,655
2.550%, 06/15/2031	1,284,000	1,299,310
3.500%, 06/15/2051	193,000	199,606
Duke Energy Progress LLC 2.500%, 08/15/2050	489,000	450,804
Entergy Arkansas LLC 2.650%, 06/15/2051	436,000	412,559
Entergy Corp. 1.900%, 06/15/2028	652,000	651,051
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	545,000	597,081
Evergy, Inc.
2.450%, 09/15/2024	609,000	637,769
2.900%, 09/15/2029	432,000	457,797
Eversource Energy 2.550%, 03/15/2031	489,000	501,849
Interstate Power & Light Company 3.500%, 09/30/2049	249,000	268,530
ITC Holdings Corp. 2.700%, 11/15/2022	659,000	677,468
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	459,000	465,927
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	728,000	815,075
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	93,000	104,660
Mississippi Power Company
3.100%, 07/30/2051	575,000	578,008
3.950%, 03/30/2028	803,000	903,294
4.250%, 03/15/2042	221,000	260,310
NextEra Energy Capital Holdings, Inc. 1.900%, 06/15/2028	643,000	649,907
Northern States Power Company
2.250%, 04/01/2031	325,000	334,450
3.200%, 04/01/2052	327,000	348,340
NSTAR Electric Company 3.100%, 06/01/2051	297,000	307,181
Pacific Gas & Electric Company
2.100%, 08/01/2027	1,107,000	1,075,100
2.500%, 02/01/2031	898,000	841,917
3.300%, 08/01/2040	25,000	22,577
3.500%, 08/01/2050	116,000	103,386
3.950%, 12/01/2047	632,000	587,801
4.200%, 06/01/2041	281,000	276,848
4.500%, 07/01/2040	166,000	166,080
4.750%, 02/15/2044 (E)	163,000	164,572
4.950%, 07/01/2050	326,000	335,313
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	276,000	289,815
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	489,000	496,661
PPL Capital Funding, Inc. 3.100%, 05/15/2026	427,000	459,049

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of Colorado 1.875%, 06/15/2031	$747,000	$742,832
Public Service Electric & Gas Company
2.050%, 08/01/2050	134,000	115,541
2.700%, 05/01/2050	723,000	715,426
Southern California Edison Company 4.125%, 03/01/2048	364,000	387,909
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	508,000	480,497
Tampa Electric Company
2.400%, 03/15/2031	491,000	501,614
3.450%, 03/15/2051	392,000	429,432
The AES Corp. 1.375%, 01/15/2026 (C)	702,000	695,113
The Southern Company 1.750%, 03/15/2028	487,000	480,717
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	229,000	247,555
Virginia Electric and Power Company 2.450%, 12/15/2050	476,000	438,534
WEC Energy Group, Inc.
0.800%, 03/15/2024	823,000	824,898
1.375%, 10/15/2027	472,000	461,007
Wisconsin Electric Power Company 1.700%, 06/15/2028	323,000	323,992
		28,648,854
TOTAL CORPORATE BONDS (Cost $284,775,382)		$290,784,314
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	273,904
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,167,588
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,151,030
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	749,109
The Ohio State University 4.800%, 06/01/2111	464,000	657,922
TOTAL MUNICIPAL BONDS (Cost $3,491,228)		$3,999,553
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.9%
Commercial and residential – 3.6%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(F)	195,617	197,912
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(F)	315,402	320,813
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(F)	264,974	265,906
BBCMS Trust Series 2021-C10, Class A5 2.492%, 07/15/2054 (B)	789,000	818,735
Benchmark Mortgage Trust
Series 2021-B26, Class A5, 2.613%, 06/15/2054	471,000	494,082
Series 2021-B27, Class A5, 2.390%, 07/15/2054	287,000	295,288
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	$606,178	$615,130
CD Mortgage Trust Series 2019-CD8, Class A4 2.912%, 08/15/2057	405,000	431,919
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	305,000	326,881
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, 11/25/2049 (C)(F)	402,065	403,582
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	15,000	16,009
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,971,556
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,430,279
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	768,786
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	331,920
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	405,231
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	457,771
Series 2015-C4, Class A4, 3.808%, 11/15/2048	337,000	371,015
Series 2019-C16, Class A3, 3.329%, 06/15/2052	891,000	973,239
Series 2019-C17, Class A4, 2.763%, 09/15/2052	429,000	450,500
Series 2021-C20, Class A3, 2.805%, 03/15/2054	963,000	1,018,516
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	209,199	209,928
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,039,310
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	806,000	789,243
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,092,648	1,164,644
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	355,857	379,123
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,704,459
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 0.892%, 11/25/2053 (A)(C)	982,000	983,094
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.806%, 02/25/2055 (A)(C)	288,000	288,000

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Mello Warehouse Securitization Trust (continued)
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.842%, 04/25/2055 (A)(C)	$786,000	$786,168
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.176%, 08/15/2045	209,000	212,529
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	168,886
Morgan Stanley Capital Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	576,000	568,226
Series 2021-L6, Class A4, 2.444%, 06/15/2054 (B)	479,000	493,368
MSG III Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.841%, 06/25/2054 (A)(C)	489,000	488,910
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(F)	405,643	409,643
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.842%, 05/25/2055 (A)(C)	2,043,000	2,046,058
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(F)	627,647	629,291
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(F)	842,575	852,027
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(F)	677,182	683,096
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(F)	549,866	549,658
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	842,238	852,814
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	1,108,920	1,127,459
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(F)	487,245	495,370
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(F)	323,303	329,268
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	1,271,472	1,287,974
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(F)	607,140	612,190
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	219,171	219,733
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(F)	730,001	729,287
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	1,257,855	1,258,304
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(F)	849,000	848,960
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(F)	881,193	880,435
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(F)	830,196	829,334
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	$604,075	$605,347
		36,887,206
U.S. Government Agency – 4.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,690,489	1,765,161
Series 4205, Class PA, 1.750%, 05/15/2043	465,071	480,381
Series 4426, Class QC, 1.750%, 07/15/2037	808,481	828,664
Series 4705, Class A, 4.500%, 09/15/2042	207,050	211,933
Series 4742, Class PA, 3.000%, 10/15/2047	1,868,084	1,935,875
Series 4763, Class CA, 3.000%, 09/15/2038	245,576	262,081
Series 4767, Class KA, 3.000%, 03/15/2048	772,412	824,623
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.423%, 12/15/2048 (A)	151,455	150,565
Series 4880, Class DA, 3.000%, 05/15/2050	1,044,204	1,115,503
Series 5091, Class AB, 1.500%, 03/25/2051	1,981,332	1,984,142
Series 5092, Class DT, 1.500%, 11/25/2049	2,120,838	2,134,238
Series 5119, Class AB, 1.500%, 08/25/2049	782,620	789,241
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	549,840	555,036
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,710,084	1,734,280
Series 2013-30, Class CA, 1.500%, 04/25/2043	219,897	222,249
Series 2013-43, Class BP, 1.750%, 05/25/2043	617,750	636,802
Series 2014-73, Class MA, 2.500%, 11/25/2044	375,021	397,560
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,081,293	2,148,247
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,158,161	2,245,491
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,070,520	4,119,164
Series 2017-13, Class PA, 3.000%, 08/25/2046	815,903	856,747
Series 2017-42, Class H, 3.000%, 11/25/2043	435,891	449,777
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	320,000	347,469
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,341,283	1,431,020
Series 2018-15, Class AB, 3.000%, 03/25/2048	307,059	327,419
Series 2018-8, Class KL, 2.500%, 03/25/2047	802,563	837,860
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,391,483	1,474,331

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-35, Class A, 3.000%, 07/25/2049	$510,921	$533,115
Series 2020-48, Class AB, 2.000%, 07/25/2050	801,747	818,129
Series 2020-48, Class DA, 2.000%, 07/25/2050	2,651,489	2,694,064
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,958,494	2,978,696
Series 414, Class A35, 3.500%, 10/25/2042	1,791,469	1,941,324
Government National Mortgage Association
Series 2012-141, Class WA, 4.529%, 11/16/2041 (F)	242,280	270,266
Series 2017-167, Class BQ, 2.500%, 08/20/2044	838,482	868,786
Series 2018-11, Class PC, 2.750%, 12/20/2047	944,245	971,142
Series 2019-132, Class NA, 3.500%, 09/20/2049	657,290	698,221
Series 2019-31, Class JC, 3.500%, 03/20/2049	536,880	575,693
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,976,996	2,002,203
		44,617,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,001,003)		$81,504,704
ASSET BACKED SECURITIES – 8.3%
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	772,581	773,490
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	654,431
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	678,000	709,378
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	1,088,000	1,085,027
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.742%, 11/26/2046 (A)(C)	487,739	496,884
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	336,976	354,797
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	556,769	574,834
Series 2021-A, Class A2 1.600%, 07/25/2051 (C)	850,026	847,569
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	597,000	644,051
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	1,452,000	1,559,763
Series 2021-1, Class A 1.370%, 10/17/2033 (C)	1,677,000	1,688,649
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (C)	1,594,000	1,591,873
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.210%, 12/26/2025 (C)	$542,000	$541,707
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.673%, 10/15/2031 (A)(C)	470,000	477,911
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.223%, 12/15/2045 (A)(C)	399,948	411,473
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (C)	2,667,938	2,662,461
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	42,837	43,411
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	126,046	128,245
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	918,499	966,715
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	1,060,313	1,083,481
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,656,792	1,725,543
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	1,201,461	1,224,612
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	603,439	615,752
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	1,243,000	1,283,646
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	777,458	789,007
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	482,095	486,932
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	172,198	174,919
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	1,200,869	1,205,860
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	661,337	665,734
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	335,123	334,510
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	1,747,456	1,746,534
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	3,456,000	3,463,297
Navient Student Loan Trust Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	1,434,653	1,499,043
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.356%, 10/27/2036 (A)	1,101,828	1,086,478
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.336%, 01/25/2037 (A)	1,123,725	1,111,149
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.286%, 10/25/2033 (A)	3,392,462	3,341,439
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.235%, 03/23/2037 (A)	3,296,713	3,244,171
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.255%, 12/24/2035 (A)	2,264,595	2,229,577

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.315%, 03/22/2032 (A)	$568,475	$550,677
Nissan Auto Receivables Owner Trust Series 2021-A, Class A3 0.330%, 10/15/2025	867,000	866,048
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	376,236	378,070
Series 2020-2, Class A2A 0.620%, 05/15/2023	150,966	150,994
Series 2020-3, Class A3 0.520%, 07/15/2024	584,000	584,592
Series 2020-4, Class A3 0.480%, 07/15/2024	528,000	528,890
Santander Retail Auto Lease Trust Series 2021-B, Class A3 0.510%, 08/20/2024 (C)	495,000	493,835
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	556,000	585,860
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.869%, 12/15/2032 (A)(C)	689,470	672,169
Series 2003-10A, Class A4 (3 month LIBOR + 0.670%) 0.789%, 12/17/2068 (A)(C)	1,670,000	1,673,664
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.236%, 07/25/2022 (A)	2,862,462	2,787,550
Series 2007-3, Class A4 (3 month LIBOR + 0.060%) 0.236%, 01/25/2022 (A)	772,423	752,216
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.492%, 03/25/2025 (A)	818,297	804,800
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.042%, 09/25/2028 (A)	1,897,582	1,876,107
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.792%, 01/25/2029 (A)	1,601,193	1,573,375
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.842%, 05/26/2026 (A)	1,103,746	1,092,537
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.273%, 07/15/2027 (A)(C)	200,217	200,831
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,002,136	1,027,339
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	152,351	156,094
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.523%, 02/17/2032 (A)(C)	59,852	60,690
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.201%, 09/15/2034 (A)(C)	411,421	415,044
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	212,491	223,744
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	463,354	485,762
Series 2020-B, Class A1A 1.290%, 07/15/2053 (C)	1,573,200	1,578,214
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	$1,673,000	$1,689,208
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	4,469,000	4,502,403
Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	3,993,093	3,933,012
Series 2021-B, Class A 1.310%, 07/17/2051 (C)	1,714,000	1,707,261
Series 2021-C, Class A1 (1 month LIBOR + 0.400%) 0.490%, 01/15/2053 (A)(C)	828,000	828,000
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 0.890%, 01/15/2053 (A)(C)	1,275,000	1,275,000
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	235,238	237,765
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.942%, 07/25/2039 (A)(C)	62,907	63,017
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.792%, 03/26/2040 (A)(C)	56,803	56,885
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	59,362	60,643
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.592%, 11/26/2040 (A)(C)	36,995	37,019
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	1,062,925	1,081,502
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	348,100	354,746
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	1,377,000	1,422,696
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	1,031,787	1,046,951
Series 2021-A, Class AFX 1.030%, 08/17/2043 (C)	587,000	586,691
Tesla Auto Lease Trust Series 2021-A, Class A3 0.560%, 03/20/2025 (C)	382,000	382,779
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (C)	1,777,000	1,777,975
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	399,779	401,909
Verizon Master Trust Series 2021-1, Class A 0.500%, 05/20/2027	1,614,000	1,610,271
TOTAL ASSET BACKED SECURITIES (Cost $85,618,217)		$86,099,188

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 0.0324% (G)(H)	163,840	$1,639,149
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	20,468,469	20,468,469
TOTAL SHORT-TERM INVESTMENTS (Cost $22,107,626)		$22,107,618
Total Investments (Core Bond Trust) (Cost $1,111,649,112) – 108.1%		$1,118,823,105
Other assets and liabilities, net – (8.1%)		(83,963,369)
TOTAL NET ASSETS – 100.0%		$1,034,859,736
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,451,030 or 13.8% of the fund's net assets as of 6-30-21.
(D)	All or a portion of this security is on loan as of 6-30-21.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$680,000	$304,307
Republic of Argentina
1.000%, 07/09/2029 (B)		59,073	22,370
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		598,627	214,434
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		526,571	166,665
			707,776
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	587,052
High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	$5,643
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,208,328)			$1,300,471
CORPORATE BONDS – 79.7%
Communication services – 12.7%
Allen Media LLC 10.500%, 02/15/2028 (C)		$810,000	860,625
Altice France Holding SA 10.500%, 05/15/2027 (C)		240,000	266,700
Altice France SA
5.125%, 07/15/2029 (C)		590,000	592,891
7.375%, 05/01/2026 (C)		449,000	466,929
CCO Holdings LLC
4.250%, 02/01/2031 (C)		130,000	132,438
4.500%, 08/15/2030 (C)		620,000	645,553
4.500%, 05/01/2032		820,000	849,725
5.125%, 05/01/2027 (C)		1,060,000	1,111,834
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	619,732
Cinemark USA, Inc. 5.875%, 03/15/2026 (C)		600,000	627,870
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (C)		760,000	786,856
CSC Holdings LLC
4.125%, 12/01/2030 (C)		490,000	486,938
4.500%, 11/15/2031 (C)		440,000	442,702
6.500%, 02/01/2029 (C)		800,000	886,080
DISH DBS Corp.
5.125%, 06/01/2029 (C)		740,000	730,698
5.875%, 11/15/2024		500,000	536,875
7.750%, 07/01/2026		1,530,000	1,732,725
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (C)		240,000	248,119
6.750%, 05/01/2029 (C)		210,000	223,287
iHeartCommunications, Inc.
4.750%, 01/15/2028 (C)		580,000	596,675
5.250%, 08/15/2027 (C)		410,000	428,614
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(C)		560,000	578,351
Lumen Technologies, Inc. 5.625%, 04/01/2025		250,000	271,250
Match Group Holdings II LLC 4.625%, 06/01/2028 (C)		610,000	634,321
Netflix, Inc.
4.875%, 06/15/2030 (C)		150,000	178,395
5.375%, 11/15/2029 (C)		250,000	303,649
6.375%, 05/15/2029		700,000	894,075
News Corp. 3.875%, 05/15/2029 (C)		610,000	616,100
Playtika Holding Corp. 4.250%, 03/15/2029 (C)		490,000	489,662
Sirius XM Radio, Inc. 4.000%, 07/15/2028 (C)		400,000	412,000
Sprint Capital Corp. 8.750%, 03/15/2032		115,000	174,800
Sprint Communications, Inc. 11.500%, 11/15/2021		470,000	487,525
Sprint Corp.
7.625%, 02/15/2025		510,000	605,946
7.875%, 09/15/2023		1,170,000	1,329,209
Switch, Ltd.
3.750%, 09/15/2028 (C)		520,000	526,500
4.125%, 06/15/2029 (C)		510,000	523,388

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Time Warner Cable LLC 7.300%, 07/01/2038	$440,000	$642,588
T-Mobile USA, Inc.
3.500%, 04/15/2031	580,000	600,039
3.500%, 04/15/2031 (C)	710,000	734,531
Univision Communications, Inc. 9.500%, 05/01/2025 (C)	580,000	639,450
UPC Holding BV 5.500%, 01/15/2028 (C)	430,000	450,425
Urban One, Inc. 7.375%, 02/01/2028 (C)	340,000	367,200
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (C)	330,000	354,750
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (C)	470,000	479,400
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (C)	910,000	923,650
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (C)	260,000	258,375
		26,749,445
Consumer discretionary – 14.9%
Academy, Ltd. 6.000%, 11/15/2027 (C)	250,000	267,188
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (C)	980,000	995,239
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027 (B)	621,000	658,260
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (C)	986,955	1,105,390
Boyne USA, Inc. 4.750%, 05/15/2029 (C)	380,000	392,057
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (C)	360,000	381,600
Carnival Corp. 5.750%, 03/01/2027 (C)	690,000	722,775
Carriage Services, Inc. 4.250%, 05/15/2029 (C)	640,000	639,027
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (C)	330,000	325,463
Empire Communities Corp. 7.000%, 12/15/2025 (C)	650,000	682,500
ESH Hospitality, Inc. 5.250%, 05/01/2025 (C)	560,000	570,416
Everi Holdings, Inc. 5.000%, 07/15/2029 (C)	360,000	360,000
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	9,001
Ford Motor Company 9.000%, 04/22/2025	670,000	826,023
Ford Motor Credit Company LLC
4.000%, 11/13/2030	610,000	638,975
5.113%, 05/03/2029	1,100,000	1,231,428
5.125%, 06/16/2025	460,000	506,575
Full House Resorts, Inc. 8.250%, 02/15/2028 (C)	510,000	555,900
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (C)	120,000	126,300
Installed Building Products, Inc. 5.750%, 02/01/2028 (C)	410,000	431,525
International Game Technology PLC 4.125%, 04/15/2026 (C)	490,000	510,213
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc.
5.250%, 02/01/2028	$1,020,000	$1,141,125
6.625%, 10/01/2030 (C)	180,000	208,350
7.500%, 06/15/2029	160,000	188,400
9.375%, 07/01/2025 (C)	340,000	439,450
Magic Mergeco, Inc.
5.250%, 05/01/2028 (C)	270,000	277,001
7.875%, 05/01/2029 (C)	750,000	773,438
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (C)	340,000	358,700
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)(C)	350,000	366,625
NCL Corp., Ltd.
3.625%, 12/15/2024 (C)	560,000	540,400
5.875%, 03/15/2026 (C)	300,000	314,250
10.250%, 02/01/2026 (C)	670,000	778,875
12.250%, 05/15/2024 (C)	790,000	954,083
NMG Holding Company, Inc. 7.125%, 04/01/2026 (C)	300,000	320,250
Party City Holdings, Inc. 8.750%, 02/15/2026 (C)	700,000	747,250
PetSmart, Inc.
4.750%, 02/15/2028 (C)	250,000	259,688
7.750%, 02/15/2029 (C)	250,000	275,625
Rent-A-Center, Inc. 6.375%, 02/15/2029 (C)	450,000	483,188
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (C)	590,000	589,263
5.500%, 04/01/2028 (C)	720,000	754,056
Sands China, Ltd. 5.400%, 08/08/2028	200,000	232,154
Scientific Games International, Inc. 7.000%, 05/15/2028 (C)	630,000	688,086
Service Corp. International 7.500%, 04/01/2027	480,000	583,200
Sizzling Platter LLC 8.500%, 11/28/2025 (C)	430,000	443,975
Speedway Motorsports LLC 4.875%, 11/01/2027 (C)	320,000	322,800
StoneMor, Inc. 8.500%, 05/15/2029 (C)	720,000	728,100
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (C)	270,000	266,625
TopBuild Corp. 3.625%, 03/15/2029 (C)	550,000	544,500
Viking Cruises, Ltd.
5.875%, 09/15/2027 (C)	390,000	385,398
7.000%, 02/15/2029 (C)	800,000	832,344
13.000%, 05/15/2025 (C)	910,000	1,070,560
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)	1,525,000	1,541,775
WW International, Inc. 4.500%, 04/15/2029 (C)	800,000	806,000
Wynn Macau, Ltd.
5.125%, 12/15/2029 (C)	260,000	267,800
5.625%, 08/26/2028 (C)	550,000	573,375
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (C)	480,000	517,200
		31,509,764
Consumer staples – 1.1%
Edgewell Personal Care Company 4.125%, 04/01/2029 (C)	340,000	343,400
Kraft Heinz Foods Company
5.200%, 07/15/2045	300,000	372,432
5.500%, 06/01/2050	220,000	285,506

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc. 4.625%, 03/01/2029 (C)	$590,000	$595,127
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (C)	610,000	611,525
		2,207,990
Energy – 10.4%
Antero Resources Corp. 5.375%, 03/01/2030 (C)	430,000	438,871
Apache Corp.
5.100%, 09/01/2040	80,000	83,800
7.750%, 12/15/2029 (B)	310,000	368,900
Berry Petroleum Company LLC 7.000%, 02/15/2026 (C)	1,290,000	1,309,350
Blue Racer Midstream LLC
6.625%, 07/15/2026 (C)	670,000	700,150
7.625%, 12/15/2025 (C)	310,000	335,941
Cheniere Energy Partners LP
4.000%, 03/01/2031 (C)	470,000	491,150
4.500%, 10/01/2029	280,000	301,000
Chesapeake Energy Corp. 5.500%, 02/01/2026 (C)	80,000	84,400
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (C)	1,020,000	1,058,250
Comstock Resources, Inc.
5.875%, 01/15/2030 (C)	380,000	387,600
7.500%, 05/15/2025 (C)	144,000	149,400
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	450,000	538,875
DCP Midstream Operating LP
6.450%, 11/03/2036 (C)	280,000	327,600
6.750%, 09/15/2037 (C)	590,000	709,475
Endeavor Energy Resources LP
5.500%, 01/30/2026 (C)	140,000	145,425
5.750%, 01/30/2028 (C)	150,000	159,938
6.625%, 07/15/2025 (C)	320,000	342,400
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (D)	180,000	183,510
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	123,300
5.500%, 07/15/2028	560,000	605,125
6.000%, 07/01/2025 (C)	240,000	261,000
6.500%, 07/01/2027 (C)	220,000	245,300
6.500%, 07/15/2048	240,000	256,800
EQT Corp.
3.125%, 05/15/2026 (C)	190,000	194,695
3.625%, 05/15/2031 (C)	180,000	187,650
3.900%, 10/01/2027	220,000	235,675
5.000%, 01/15/2029	590,000	657,832
7.625%, 02/01/2025	200,000	233,298
MEG Energy Corp.
5.875%, 02/01/2029 (C)	470,000	489,975
7.125%, 02/01/2027 (C)	1,130,000	1,203,817
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (C)	660,000	711,150
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (C)	990,000	1,032,303
Occidental Petroleum Corp.
2.700%, 02/15/2023	184,000	188,085
2.900%, 08/15/2024	740,000	756,650
6.125%, 01/01/2031	330,000	388,255
8.875%, 07/15/2030	490,000	655,321
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.606%, 08/15/2022 (B)(E)	90,000	89,553
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
PBF Holding Company LLC 9.250%, 05/15/2025 (C)		$210,000	$211,552
Petrobras Global Finance BV
5.750%, 02/01/2029 (B)		100,000	114,140
6.850%, 06/05/2115		410,000	468,671
Range Resources Corp.
5.000%, 03/15/2023		203,000	210,105
8.250%, 01/15/2029 (C)		490,000	552,475
9.250%, 02/01/2026		520,000	573,300
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (C)		730,000	758,923
Targa Resources Partners LP 4.875%, 02/01/2031 (C)		570,000	617,025
The Williams Companies, Inc. 8.750%, 03/15/2032		120,000	184,392
Vesta Energy Corp. 8.125%, 07/24/2023 (C)	CAD	490,000	312,278
Western Midstream Operating LP
3.950%, 06/01/2025		$110,000	114,296
4.350%, 02/01/2025		530,000	559,993
5.500%, 08/15/2048		580,000	631,266
			21,940,235
Financials – 8.3%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (C)		400,000	398,744
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (C)		520,000	512,772
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (C)(D)		200,000	207,540
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		250,000	286,140
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		380,000	432,250
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (C)(D)		390,000	454,592
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (C)		630,000	661,670
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		180,000	197,001
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		410,000	441,037
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (C)		420,000	436,800
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(D)		340,000	413,100
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (C)(D)		430,000	479,291
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (C)(D)		200,000	226,100
FirstCash, Inc. 4.625%, 09/01/2028 (C)		530,000	554,036
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (C)		2,201,318	2,212,299

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (C)	$620,000	$655,861
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (C)	460,000	471,390
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)	460,000	459,349
4.750%, 06/15/2029 (C)	450,000	450,000
LD Holdings Group LLC
6.125%, 04/01/2028 (C)	380,000	379,525
6.500%, 11/01/2025 (C)	700,000	718,760
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (C)	380,000	381,467
6.500%, 05/01/2028 (C)	630,000	659,320
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	680,000	684,910
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	650,000	744,874
Quicken Loans LLC
3.875%, 03/01/2031 (C)	630,000	634,719
5.250%, 01/15/2028 (C)	530,000	556,500
Starwood Property Trust, Inc.
3.625%, 07/15/2026 (C)	770,000	775,775
5.500%, 11/01/2023 (C)	310,000	324,725
StoneX Group, Inc. 8.625%, 06/15/2025 (C)	270,000	288,563
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (C)(D)	550,000	605,688
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (C)	720,000	785,046
		17,489,844
Health care – 7.3%
AdaptHealth LLC 4.625%, 08/01/2029 (C)	460,000	465,750
Akumin, Inc. 7.000%, 11/01/2025 (C)	720,000	747,497
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (C)	520,000	565,188
9.250%, 04/01/2026 (C)	810,000	881,037
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (C)	810,000	755,325
6.250%, 02/15/2029 (C)	1,060,000	1,048,393
Centene Corp.
4.625%, 12/15/2029	500,000	549,885
5.375%, 06/01/2026 (C)	560,000	585,200
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/2028 (C)	680,000	697,000
Community Health Systems, Inc.
6.125%, 04/01/2030 (C)	860,000	872,900
6.625%, 02/15/2025 (C)	810,000	856,567
6.875%, 04/15/2029 (C)	760,000	795,317
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (C)	550,000	539,000
HCA, Inc. 5.625%, 09/01/2028	800,000	948,000
Jazz Securities DAC 4.375%, 01/15/2029 (C)	470,000	487,296
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (C)	450,000	455,400
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	620,000	633,845
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Radiology Partners, Inc. 9.250%, 02/01/2028 (C)		$460,000	$508,300
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (C)		400,000	430,500
Tenet Healthcare Corp.
4.625%, 06/15/2028 (C)		440,000	452,848
6.750%, 06/15/2023		550,000	600,188
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)		340,000	374,000
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		530,000	584,325
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (C)		650,000	681,688
			15,515,449
Industrials – 10.6%
Allied Universal Holdco LLC
4.625%, 06/01/2028 (C)		300,000	301,083
6.000%, 06/01/2029 (C)		430,000	435,930
6.625%, 07/15/2026 (C)		710,000	752,763
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (C)		650,000	667,011
American Airlines, Inc.
5.500%, 04/20/2026 (C)		370,000	391,738
5.750%, 04/20/2029 (C)		610,000	659,563
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (C)		77,335	77,335
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (C)		300,000	307,125
BCPE Empire Holdings, Inc. 7.625%, 05/01/2027 (C)		310,000	317,471
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (C)		650,000	684,255
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	110,000
8.250%, 04/15/2026		620,000	643,374
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (C)		430,000	461,175
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)		440,000	455,950
DAE Funding LLC 5.000%, 08/01/2024 (C)		10,000	10,269
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)		470,000	522,526
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (C)	CAD	480,000	388,674
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (C)		$300,000	297,000
GFL Environmental, Inc. 3.750%, 08/01/2025 (C)		540,000	554,850
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (C)		740,000	728,160
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (C)		510,000	547,541
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (C)		850,000	886,125
Madison IAQ LLC 5.875%, 06/30/2029 (C)		900,000	915,750

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	$500,000	$550,500
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	120,000	122,136
PM General Purchaser LLC 9.500%, 10/01/2028 (C)	680,000	716,326
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (C)	390,000	378,300
5.750%, 04/15/2026 (C)	470,000	519,195
6.250%, 01/15/2028 (C)	920,000	978,650
Sensata Technologies BV 4.000%, 04/15/2029 (C)	410,000	416,184
Sensata Technologies, Inc. 4.375%, 02/15/2030 (C)	340,000	358,306
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)	546,000	617,526
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	770,000	816,200
The Boeing Company 5.150%, 05/01/2030	400,000	473,662
Titan International, Inc. 7.000%, 04/30/2028 (C)	670,000	700,988
TK Elevator US Newco, Inc. 5.250%, 07/15/2027 (C)	450,000	474,188
TransDigm, Inc.
4.625%, 01/15/2029 (C)	890,000	890,312
6.250%, 03/15/2026 (C)	580,000	611,900
8.000%, 12/15/2025 (C)	200,000	216,100
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	233,469	234,052
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	63,838	64,636
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	291,150	308,762
United Airlines, Inc.
4.375%, 04/15/2026 (C)	120,000	124,222
4.625%, 04/15/2029 (C)	230,000	238,050
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	678,720
5.250%, 01/15/2030	400,000	438,156
XPO CNW, Inc. 6.700%, 05/01/2034 (B)	370,000	442,150
		22,484,889
Information technology – 4.6%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (C)	510,000	524,025
Clarivate Science Holdings Corp. 4.875%, 06/30/2029 (C)	480,000	492,600
CommScope, Inc. 8.250%, 03/01/2027 (C)	1,260,000	1,346,688
Elastic NV 4.125%, 07/15/2029 (C)	570,000	570,000
Entegris, Inc.
3.625%, 05/01/2029 (C)	210,000	212,625
4.375%, 04/15/2028 (C)	430,000	448,813
Gartner, Inc.
3.625%, 06/15/2029 (C)	820,000	832,300
3.750%, 10/01/2030 (C)	140,000	143,235
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (C)	730,000	714,539
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (B)(C)	610,000	612,995
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NCR Corp. 5.125%, 04/15/2029 (C)	$300,000	$309,375
Open Text Corp. 3.875%, 02/15/2028 (C)	250,000	253,450
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	220,000	224,356
Paysafe Finance PLC 4.000%, 06/15/2029 (C)	750,000	738,750
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (C)	630,000	609,525
Shift4 Payments LLC 4.625%, 11/01/2026 (C)	680,000	709,750
Square, Inc. 3.500%, 06/01/2031 (C)	590,000	595,163
Unisys Corp. 6.875%, 11/01/2027 (C)	420,000	458,993
		9,797,182
Materials – 4.4%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (C)	660,000	693,000
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (C)	200,000	199,421
4.000%, 09/01/2029 (C)	800,000	793,260
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (C)	690,000	703,800
Cascades, Inc. 5.375%, 01/15/2028 (C)	530,000	557,163
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (C)	420,000	428,400
6.875%, 03/01/2026 to 10/15/2027 (C)	1,450,000	1,536,911
7.500%, 04/01/2025 (C)	210,000	217,875
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	160,000	166,826
4.625%, 08/01/2030	160,000	175,200
5.450%, 03/15/2043	500,000	611,160
Greif, Inc. 6.500%, 03/01/2027 (C)	840,000	885,948
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (C)	240,000	240,900
6.125%, 04/01/2029 (C)	290,000	308,850
Kraton Polymers LLC 4.250%, 12/15/2025 (C)	460,000	469,200
Mercer International, Inc. 5.125%, 02/01/2029 (C)	240,000	246,960
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,389
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	95
Olin Corp. 5.000%, 02/01/2030	420,000	447,825
Summit Materials LLC 5.250%, 01/15/2029 (C)	560,000	594,961
		9,279,144
Real estate – 4.6%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	239,375
4.750%, 02/15/2028	930,000	916,050
9.750%, 06/15/2025	340,000	376,550
Five Point Operating Company LP 7.875%, 11/15/2025 (C)	1,060,000	1,119,572
Forestar Group, Inc.
3.850%, 05/15/2026 (C)	550,000	554,978
5.000%, 03/01/2028 (C)	570,000	589,950

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
IIP Operating Partnership LP 5.500%, 05/25/2026 (C)	$280,000	$288,116
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	620,000	637,825
MPT Operating Partnership LP
4.625%, 08/01/2029	560,000	599,458
5.000%, 10/15/2027	200,000	212,018
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (C)	390,000	415,303
Realogy Group LLC
5.750%, 01/15/2029 (C)	500,000	522,695
7.625%, 06/15/2025 (C)	620,000	672,514
Service Properties Trust 5.500%, 12/15/2027	400,000	426,892
The GEO Group, Inc.
5.875%, 10/15/2024 (B)	810,000	724,950
6.000%, 04/15/2026 (B)	945,000	765,450
VICI Properties LP 4.125%, 08/15/2030 (C)	560,000	575,019
		9,636,715
Utilities – 0.8%
Calpine Corp. 5.000%, 02/01/2031 (C)	490,000	487,550
Suburban Propane Partners LP 5.000%, 06/01/2031 (C)	340,000	348,075
Superior Plus LP 4.500%, 03/15/2029 (C)	290,000	298,706
Talen Energy Supply LLC
6.625%, 01/15/2028 (C)	410,000	375,499
10.500%, 01/15/2026 (C)	340,000	245,863
		1,755,693
TOTAL CORPORATE BONDS (Cost $163,930,522)		$168,366,350
CONVERTIBLE BONDS – 1.4%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026	530,000	540,865
Spotify USA, Inc. 1.395%, 03/15/2026 (C)(F)	80,000	74,880
Twitter, Inc. 0.997%, 03/15/2026 (C)(F)	130,000	123,988
		739,733
Consumer discretionary – 0.2%
DraftKings, Inc. 1.544%, 03/15/2028 (C)(F)	200,000	180,200
Liberty Latin America, Ltd. 2.000%, 07/15/2024	150,000	152,787
		332,987
Energy – 0.4%
Cheniere Energy, Inc. 4.250%, 03/15/2045	990,000	833,786
Financials – 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	500,000	501,900
Industrials – 0.0%
Spirit Airlines, Inc. 1.000%, 05/15/2026	90,000	85,779
Information technology – 0.0%
Blackline, Inc. 0.859%, 03/15/2026 (C)(F)	80,000	76,800
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Real estate – 0.1%
Realogy Group LLC 0.250%, 06/15/2026 (C)	$190,000	$191,371
Utilities – 0.1%
NextEra Energy Partners LP 0.117%, 06/15/2024 (C)(F)	90,000	89,685
TOTAL CONVERTIBLE BONDS (Cost $2,780,665)		$2,852,041
TERM LOANS (G) – 7.9%
Communication services – 0.7%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.647%, 02/10/2027	563,627	563,802
Gannett Holdings LLC, 2021 Term Loan B (3 month LIBOR + 7.000%) 7.750%, 01/29/2026	580,337	583,964
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.104%, 05/01/2026	348,448	345,183
		1,492,949
Consumer discretionary – 2.7%
Adtalem Global Education, Inc., 2021 Term Loan B 02/11/2028 TBD (H)	830,000	827,718
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.354%, 04/30/2026	436,154	431,792
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	377,150	373,379
First Brands Group LLC, 2021 Term Loan (1 month LIBOR + 5.000%) 6.000%, 03/30/2027	349,125	352,763
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%) 5.000%, 03/06/2028	328,350	329,171
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 03/03/2028	1,296,750	1,293,742
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/12/2028	510,000	510,128
Rent-A-Center, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 4.750%, 02/17/2028	598,500	598,500
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.095%, 06/19/2026	603,878	600,255
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 4.500%, 01/31/2028	349,125	348,950
		5,666,398
Financials – 0.5%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.604%, 02/15/2027	454,250	448,949
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.104%, 03/18/2027	148,523	148,291
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	190,000	194,275

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Financials (continued)
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%) 2.854%, 01/26/2028	$323,429	$321,695
		1,113,210
Health care – 1.1%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.354%, 02/18/2028	350,000	335,125
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.854%, 02/18/2027	495,717	490,948
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 04/21/2028	200,000	200,562
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 08/06/2026	600,850	600,724
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.104%, 06/26/2026	647,728	650,021
		2,277,380
Industrials – 1.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	223,164	216,389
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	450,000	480,222
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	640,000	675,642
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,127,175	1,140,949
		2,513,202
Information technology – 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.104%, 02/16/2029	820,000	825,642
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.354%, 11/29/2025	651,781	597,396
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	428,925	429,817
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%) 3.500%, 02/15/2028	518,700	515,609
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	330,489	324,153
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	337,794	336,669
Vericast Corp., Term Loan B7 (3 month LIBOR + 4.750%) 5.750%, 11/03/2023	183,511	163,899
		3,193,185
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (I)	$441,696	$441,696
TOTAL TERM LOANS (Cost $16,566,055)		$16,698,020
ASSET BACKED SECURITIES – 4.8%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (C)(E)	250,000	250,187
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.904%, 01/20/2032 (C)(E)	330,000	323,354
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (C)(E)	250,000	242,493
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.423%, 07/18/2027 (C)(E)	250,000	242,648
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.972%, 08/20/2032 (C)(E)	300,000	300,427
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.241%, 04/15/2029 (C)(E)	250,000	250,050
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.924%, 07/20/2031 (C)(E)	500,000	490,672
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.224%, 04/20/2029 (C)(E)	500,000	496,009
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.623%, 04/17/2030 (C)(E)	250,000	243,859
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.874%, 07/20/2028 (C)(E)	750,000	732,269
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 6.784%, 04/15/2034 (C)(E)	470,000	466,616
Goldentree Loan Management U.S. CLO 6, Ltd. Series 2019-6A, Class E (3 month LIBOR + 5.220%) 5.408%, 01/20/2033 (C)(E)	250,000	240,999
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (C)(E)	290,000	286,581
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (C)(E)	250,000	238,747
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.831%, 04/17/2034 (C)(E)	250,000	250,084

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Grippen Park CLO, Ltd. Series 2017-1A, Class E (1 month LIBOR + 5.700%) 5.924%, 01/20/2030 (C)(E)	$420,000	$415,992
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.921%, 10/15/2031 (C)(E)	300,000	295,014
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.874%, 01/20/2031 (C)(E)	500,000	477,481
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.304%, 07/15/2031 (C)(E)	250,000	239,295
Nassau, Ltd. Series 2020-1A, Class D (3 month LIBOR + 4.770%) 5.003%, 07/20/2029 (C)(E)	250,000	250,091
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.144%, 10/21/2030 (C)(E)	250,000	245,541
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.424%, 10/20/2027 (C)(E)	250,000	243,592
Ocean Trails CLO X Series 2020-10A, Class D (3 month LIBOR + 4.700%) 4.894%, 10/15/2031 (C)(E)	500,000	501,493
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 3.341%, 11/22/2030 (C)(E)	810,000	796,975
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.437%, 06/22/2030 (C)(E)	570,000	533,805
Sculptor CLO XXVI, Ltd. Series 26A, Class E (3 month LIBOR + 7.250%) 7.412%, 07/20/2034 (C)(E)	280,000	279,947
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.061%, 04/15/2027 (C)(E)	350,000	335,905
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.981%, 04/15/2027 (C)(E)	350,000	301,647
Zais CLO, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (C)(E)	250,000	250,807
TOTAL ASSET BACKED SECURITIES (Cost $10,193,321)		$10,222,580
COMMON STOCKS – 0.9%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	3	0
Vertis Holdings, Inc. (I)(K)	69,391	0
		0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (K)	14,174	132,243
High Yield Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 0.8%
Berry Corp.	79,225	$532,392
Hercules Offshore, Inc. (B)(I)(K)	45,689	23,201
KCAD Holdings I, Ltd. (I)(J)(K)	165,553,563	166
MWO Holdings LLC (I)(J)(K)	445	3,369
Oasis Petroleum, Inc.	8,771	881,924
Southwestern Energy Company (K)	53,920	305,726
		1,746,778
TOTAL COMMON STOCKS (Cost $9,868,729)		$1,879,021
PREFERRED SECURITIES – 1.0%
Energy – 0.5%
MPLX LP, 8.462% (I)	16,445	550,908
Targa Resources Corp., 9.500%	470	505,368
		1,056,276
Financials – 0.5%
B. Riley Financial, Inc., 6.000%	13,075	339,296
B. Riley Financial, Inc., 6.875%	4,175	108,383
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (E)	23,898	604,858
		1,052,537
TOTAL PREFERRED SECURITIES (Cost $1,978,171)		$2,108,813
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)(K)	$3,000,000	0
9.875%, 03/01/2049 (I)(K)	2,050,000	0
10.250%, 11/01/2049 (I)(K)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 4.6%
John Hancock Collateral Trust, 0.0324% (L)(M)	345,094	3,452,532
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (L)	6,349,558	6,349,558
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,174)		$9,802,090
Total Investments (High Yield Trust) (Cost $217,670,167) – 100.9%		$213,229,386
Other assets and liabilities, net – (0.9%)		(1,978,848)
TOTAL NET ASSETS – 100.0%		$211,250,538
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,021,057 or 66.8% of the fund's net assets as of 6-30-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
High Yield Trust (continued)
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 6-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2021	$10,011,021	$9,997,805	$(13,216)
						$(13,216)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	527,870	BNP	7/19/2021	—	$(2,850)
MXN	1,174,325	USD	57,761	MSCS	7/19/2021	$1,027	—
USD	587,521	CAD	724,887	JPM	7/19/2021	2,753	—
						$3,780	$(2,850)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	1.163%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(12,872)	$35,863	$22,991
Centrally cleared	Occidental Petroleum Corp.	1.900%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(34,369)	2,950	(31,419)
					$1,050,000				$(47,241)	$38,813	$(8,428)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 67.0%
U.S. Government – 27.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$1,335,000	$1,090,059
1.875%, 02/15/2051	2,545,000	2,428,884
2.250%, 05/15/2041 to 08/15/2046	6,380,000	6,622,855
2.500%, 02/15/2045 (A)	1,204,000	1,302,672
2.500%, 02/15/2046	648,000	701,966
2.875%, 05/15/2043	1,170,000	1,345,591
3.000%, 11/15/2044 to 02/15/2048	9,220,000	10,921,628
3.125%, 08/15/2044 (A)	5,535,000	6,642,649
3.125%, 05/15/2048	3,205,000	3,908,723
3.375%, 05/15/2044	1,690,000	2,107,285
3.625%, 08/15/2043	680,000	875,819
3.750%, 11/15/2043 (A)	2,908,000	3,817,204
4.375%, 11/15/2039	1,170,000	1,627,625
5.375%, 02/15/2031	3,000	4,080
6.500%, 11/15/2026	3,135,000	4,050,028
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	701,827	776,753
0.750%, 07/15/2028	170,176	195,250
0.875%, 02/15/2047	1,000,939	1,287,041
1.000%, 02/15/2048 to 02/15/2049	423,859	567,337
U.S. Treasury Notes
0.250%, 06/30/2025	3,705,000	3,639,294
0.375%, 01/31/2026	1,610,000	1,577,737
0.625%, 05/15/2030 (A)	8,095,000	7,566,612
0.625%, 08/15/2030	1,590,000	1,481,309
0.875%, 11/15/2030	1,425,000	1,355,086
1.625%, 05/15/2031	2,120,000	2,152,959
2.750%, 02/15/2028	6,865,000	7,564,104
		75,610,550
U.S. Government Agency – 39.3%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	367,824	387,674
3.500%, 03/01/2048 to 06/01/2048	1,227,356	1,292,304
5.000%, 12/01/2034	107,270	121,143
6.500%, 04/01/2029 to 08/01/2034	7,518	8,822
7.500%, 12/01/2025 to 05/01/2028	1,928	2,160
Federal National Mortgage Association
1.500%, TBA (B)	4,000,000	4,046,059
2.000%, TBA (B)	39,890,000	40,415,688
2.500%, TBA (B)	3,000,000	3,099,960
2.500%, 07/01/2030 to 04/01/2045	919,585	957,304
2.660%, 03/01/2027	796,952	856,783
2.720%, 03/01/2027	720,359	773,359
3.000%, TBA (B)	8,600,000	8,985,826
3.500%, 06/01/2046 to 05/01/2048	4,325,920	4,575,760
4.000%, TBA (B)	5,800,000	6,175,640
4.500%, TBA (B)	3,300,000	3,550,333
5.000%, TBA (B)	1,800,000	1,971,886
Government National Mortgage Association
2.000%, TBA (B)	4,200,000	4,278,857
3.000%, TBA (B)	11,500,000	11,997,070
3.500%, TBA (B)	5,400,000	5,673,331
4.000%, TBA (B)	2,600,000	2,744,976
4.000%, 11/15/2040 to 02/15/2042	35,028	38,590
4.500%, TBA (B)	4,600,000	4,903,447
6.000%, 08/15/2032 to 04/15/2035	49,575	57,575
6.500%, 06/15/2028 to 02/15/2035	20,518	23,041
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$98,538	$111,020
			107,048,608
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $180,573,835)			$182,659,158
FOREIGN GOVERNMENT OBLIGATIONS – 5.4%
Angola – 0.2%
Republic of Angola
8.000%, 11/26/2029		200,000	204,836
8.250%, 05/09/2028		200,000	208,464
			413,300
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	2,004
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	49,135
			51,139
Australia – 0.1%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	460,000	304,525
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	199,500
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,159,621
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041		$240,000	240,240
Colombia – 0.2%
Republic of Colombia 3.875%, 04/25/2027		605,000	642,407
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	635,723
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	456,875
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	222,621
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	200,884
Hungary – 0.1%
Republic of Hungary 1.625%, 04/28/2032	EUR	195,000	245,879
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	613,277
Macedonia – 0.2%
Republic of Macedonia
2.750%, 01/18/2025		210,000	261,084
3.675%, 06/03/2026 (C)		265,000	346,071
			607,155

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 1.3%
Government of Mexico
1.125%, 01/17/2030	EUR	200,000	$232,605
1.450%, 10/25/2033		600,000	678,546
3.750%, 04/19/2071		$200,000	182,694
4.280%, 08/14/2041		235,000	246,665
4.750%, 04/27/2032 to 03/08/2044		311,000	352,956
7.750%, 05/29/2031	MXN	35,584,600	1,884,267
			3,577,733
Panama – 0.3%
Republic of Panama
3.870%, 07/23/2060		$585,000	596,612
4.300%, 04/29/2053		200,000	221,546
			818,158
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026		70,000	72,244
2.783%, 01/23/2031		165,000	168,095
3.300%, 03/11/2041		130,000	131,166
			371,505
Philippines – 0.2%
Republic of the Philippines 1.200%, 04/28/2033	EUR	535,000	633,018
Romania – 0.5%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	393,301
2.750%, 04/14/2041		175,000	205,825
3.375%, 02/08/2038		170,000	220,647
4.625%, 04/03/2049		317,000	475,123
			1,294,896
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia 2.250%, 02/02/2033 (C)		$685,000	665,443
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028	EUR	200,000	246,946
6.250%, 05/23/2033		$255,000	268,401
			515,347
Serbia – 0.1%
Republic of Serbia 1.650%, 03/03/2033 (C)	EUR	330,000	382,588
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)		190,000	217,408
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)		$280,000	282,741
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,727,088)			$14,751,983
CORPORATE BONDS – 31.7%
Communication services – 3.7%
AT&T, Inc.
3.500%, 02/01/2061		125,000	123,312
3.550%, 09/15/2055 (C)		798,000	800,676
3.650%, 09/15/2059 (C)		9,000	9,127
3.800%, 12/01/2057 (C)		116,000	120,858
CCO Holdings LLC
4.250%, 02/01/2031 (C)		110,000	112,063
4.500%, 08/15/2030 (C)		60,000	62,473
Charter Communications Operating LLC
2.300%, 02/01/2032		85,000	81,721
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
4.800%, 03/01/2050	$45,000	$51,685
5.125%, 07/01/2049	75,000	89,318
5.750%, 04/01/2048	125,000	159,093
6.484%, 10/23/2045	365,000	502,671
6.834%, 10/23/2055	40,000	58,879
Comcast Corp.
3.200%, 07/15/2036	55,000	59,008
3.250%, 11/01/2039	180,000	191,455
3.750%, 04/01/2040	250,000	281,820
4.049%, 11/01/2052	45,000	53,562
4.600%, 10/15/2038	5,000	6,197
4.650%, 07/15/2042	35,000	43,932
4.750%, 03/01/2044	20,000	25,464
4.950%, 10/15/2058	35,000	48,398
Cox Communications, Inc.
2.600%, 06/15/2031 (C)	170,000	172,549
3.150%, 08/15/2024 (C)	106,000	113,078
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	406,311
Discovery Communications LLC
3.800%, 03/13/2024	80,000	85,796
3.950%, 06/15/2025	12,000	13,162
4.000%, 09/15/2055	246,000	260,368
5.300%, 05/15/2049	100,000	126,469
Lamar Media Corp. 3.750%, 02/15/2028	10,000	10,175
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	40,355
Sprint Corp. 7.125%, 06/15/2024	85,000	98,069
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	17,306
7.721%, 06/04/2038	25,000	34,082
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	420,000
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (C)	200,000	218,831
3.840%, 04/22/2051 (C)	200,000	215,324
3.975%, 04/11/2029 (C)	200,000	222,964
Time Warner Cable LLC
4.500%, 09/15/2042	520,000	578,004
5.875%, 11/15/2040	110,000	142,290
T-Mobile USA, Inc.
2.050%, 02/15/2028	315,000	319,779
3.500%, 04/15/2025	320,000	346,830
3.875%, 04/15/2030	330,000	368,881
4.500%, 04/15/2050	140,000	166,703
VEON Holdings BV 3.375%, 11/25/2027 (C)	225,000	226,350
Verizon Communications, Inc.
2.650%, 11/20/2040	145,000	139,536
2.987%, 10/30/2056	83,000	78,023
3.400%, 03/22/2041	415,000	439,005
3.550%, 03/22/2051	100,000	106,837
4.272%, 01/15/2036	160,000	190,372
4.400%, 11/01/2034	225,000	268,022
4.812%, 03/15/2039	120,000	152,001
ViacomCBS, Inc.
4.200%, 05/19/2032	100,000	115,412
4.950%, 01/15/2031	255,000	307,356
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	43,800

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vodafone Group PLC 6.150%, 02/27/2037	$190,000	$262,914
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	454,455
		10,043,121
Consumer discretionary – 1.7%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	256,788
Amazon.com, Inc. 3.875%, 08/22/2037	170,000	202,717
AutoZone, Inc. 3.625%, 04/15/2025	210,000	229,828
General Motors Company
5.200%, 04/01/2045	80,000	98,878
6.125%, 10/01/2025	70,000	82,866
General Motors Financial Company, Inc.
1.250%, 01/08/2026	135,000	134,100
1.500%, 06/10/2026	550,000	546,412
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	54,000
Howard University
2.701%, 10/01/2029	100,000	101,756
2.801%, 10/01/2030	100,000	102,342
3.476%, 10/01/2041	120,000	122,621
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	20,925
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	191,384
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	31,728
Lowe's Companies, Inc.
1.700%, 10/15/2030	150,000	143,794
3.700%, 04/15/2046	15,000	16,481
McDonald's Corp.
3.350%, 04/01/2023	180,000	188,838
3.625%, 09/01/2049	210,000	232,709
4.200%, 04/01/2050	65,000	78,321
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	60,000	59,250
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	358,423
Service Corp. International
3.375%, 08/15/2030	335,000	328,233
5.125%, 06/01/2029	507,000	550,095
The Home Depot, Inc. 3.300%, 04/15/2040	205,000	224,546
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	110,481
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	56,118
		4,523,634
Consumer staples – 1.5%
Altria Group, Inc.
2.625%, 09/16/2026	80,000	84,206
3.700%, 02/04/2051	130,000	123,324
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	323,767
4.750%, 04/15/2058	60,000	75,230
5.450%, 01/23/2039	328,000	432,589
BAT Capital Corp.
2.259%, 03/25/2028	140,000	138,950
2.789%, 09/06/2024	250,000	262,616
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT International Finance PLC 1.668%, 03/25/2026	$545,000	$544,695
Conagra Brands, Inc.
4.300%, 05/01/2024	70,000	76,778
5.400%, 11/01/2048	30,000	40,272
Constellation Brands, Inc.
2.650%, 11/07/2022	155,000	159,342
3.150%, 08/01/2029	92,000	98,661
4.650%, 11/15/2028	15,000	17,620
Diageo Capital PLC 2.000%, 04/29/2030	200,000	200,140
Kellogg Company 3.400%, 11/15/2027	150,000	164,811
Kernel Holding SA 6.500%, 10/17/2024	200,000	213,866
Mondelez International, Inc. 1.500%, 05/04/2025	140,000	142,470
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	452,764
The Coca-Cola Company
2.250%, 01/05/2032	455,000	465,826
3.000%, 03/05/2051	45,000	46,839
TreeHouse Foods, Inc. 4.000%, 09/01/2028 (D)	20,000	19,850
		4,084,616
Energy – 2.1%
Apache Corp. 4.875%, 11/15/2027	20,000	21,660
BP Capital Markets America, Inc.
2.939%, 06/04/2051	80,000	76,590
3.060%, 06/17/2041	55,000	55,416
3.379%, 02/08/2061	105,000	105,558
3.633%, 04/06/2030	215,000	241,024
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	20,000	23,950
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,375
5.600%, 04/01/2044	30,000	33,000
Energy Transfer LP
4.000%, 10/01/2027	65,000	71,511
4.950%, 06/15/2028	45,000	51,992
5.250%, 04/15/2029	225,000	265,763
6.125%, 12/15/2045	305,000	388,759
6.250%, 04/15/2049	45,000	59,051
Enterprise Products Operating LLC
4.250%, 02/15/2048	65,000	74,414
4.950%, 10/15/2054	80,000	99,135
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	5,000	5,575
Equinor ASA
1.750%, 01/22/2026	170,000	175,060
3.625%, 04/06/2040	125,000	142,510
3.700%, 04/06/2050	60,000	68,953
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	226,859
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	265,000	260,044
2.625%, 03/31/2036 (C)	630,000	617,980
2.940%, 09/30/2040 (C)	200,000	198,522
Halliburton Company 4.850%, 11/15/2035	85,000	100,047
Hess Corp.
7.125%, 03/15/2033	58,000	78,623
7.300%, 08/15/2031	155,000	210,153

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	$235,000	$260,698
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	200,000	200,320
3.100%, 07/15/2031 (C)	285,000	287,889
Marathon Petroleum Corp. 4.700%, 05/01/2025	260,000	293,223
MPLX LP
1.750%, 03/01/2026	25,000	25,270
4.700%, 04/15/2048	35,000	40,660
5.200%, 03/01/2047	40,000	49,249
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	108,216
Ovintiv, Inc. 6.500%, 08/15/2034	5,000	6,601
Qatar Petroleum 2.250%, 07/12/2031 (C)	295,000	291,864
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	200,000	230,810
Shell International Finance BV 3.250%, 04/06/2050	85,000	90,396
Suncor Energy, Inc. 3.750%, 03/04/2051	35,000	37,860
Targa Resources Partners LP 4.875%, 02/01/2031 (C)	20,000	21,650
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	177,300
Western Midstream Operating LP 5.300%, 02/01/2030	10,000	11,200
		5,805,730
Financials – 8.4%
American International Group, Inc. 2.500%, 06/30/2025	445,000	469,586
Aon Corp. 2.200%, 11/15/2022	185,000	189,533
Bank of America Corp. 7.750%, 05/14/2038	130,000	205,182
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	270,000	272,185
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	270,000	282,446
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	285,000	301,559
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	740,000	797,864
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	90,000	99,520
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	625,000	746,822
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	197,577
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	247,346
Brighthouse Financial, Inc. 5.625%, 05/15/2030	545,000	663,122
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	221,240
Citigroup, Inc.
3.200%, 10/21/2026	225,000	243,734
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
3.700%, 01/12/2026	$315,000	$348,347
4.450%, 09/29/2027	45,000	51,412
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022	235,000	236,475
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	270,000	274,847
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	220,000	234,422
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	110,000	124,591
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	165,000	192,665
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (E)	475,000	520,125
Danske Bank A/S
5.000%, 01/12/2022 (C)	225,000	230,220
5.375%, 01/12/2024 (C)	235,000	260,581
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	378,026
Fifth Third Bancorp 2.375%, 01/28/2025	205,000	214,924
FirstCash, Inc. 4.625%, 09/01/2028 (C)	250,000	261,338
GE Capital Funding LLC 4.400%, 05/15/2030	235,000	273,853
GE Capital International Funding Company 4.418%, 11/15/2035	220,000	263,666
Genworth Holdings, Inc. 4.900%, 08/15/2023	50,000	50,125
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	775,344
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%) 05/24/2025	290,000	289,756
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	305,000	305,588
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029	290,000	335,170
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	50,000	52,525
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041	110,000	114,119
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	70,000	72,219
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%) 04/22/2042	455,000	473,623
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	295,000	313,388
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	285,000	314,119

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	$280,000	$312,671
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	165,000	175,812
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	662,595
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	315,000	356,120
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	190,000	206,082
4.750%, 03/15/2039	120,000	153,226
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)	49,000	51,972
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	32,336
Morgan Stanley 3.125%, 07/27/2026	55,000	59,591
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%) 05/04/2027	295,000	297,087
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	515,000	494,818
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032	350,000	340,210
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031	105,000	109,914
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	395,000	437,562
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030	10,000	11,709
MSCI, Inc.
4.000%, 11/15/2029 (C)	15,000	15,825
5.375%, 05/15/2027 (C)	603,000	642,195
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	85,000	90,491
New York Life Global Funding 2.000%, 01/22/2025 (C)	420,000	435,367
NTT Finance Corp. 1.162%, 04/03/2026 (C)	400,000	399,080
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	529,809
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	204,130
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	105,000	110,360
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	130,000	138,801
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	272,457
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	255,000	371,324
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%) 01/27/2032	115,000	111,687
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	340,000	347,333
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	$235,000	$275,565
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	70,000	73,422
2.550%, 01/22/2030	45,000	47,336
The Progressive Corp. 3.200%, 03/26/2030	155,000	170,186
Truist Bank 2.250%, 03/11/2030	620,000	628,998
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	385,368
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (E)	200,000	230,500
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	360,802
Unum Group
4.000%, 06/15/2029	80,000	89,801
4.500%, 12/15/2049	120,000	127,239
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	6,330
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	333,755
3.750%, 01/24/2024	330,000	354,898
4.400%, 06/14/2046	60,000	72,325
4.900%, 11/17/2045	15,000	19,238
5.606%, 01/15/2044	15,000	20,499
Wells Fargo & Company (2.406% to 10-30-24, then SOFR + 1.087%) 10/30/2025	205,000	214,486
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	105,000	143,833
Willis North America, Inc. 3.600%, 05/15/2024	115,000	123,536
		22,947,865
Health care – 3.1%
AbbVie, Inc.
3.200%, 11/21/2029	265,000	287,802
4.250%, 11/21/2049	115,000	137,829
4.625%, 10/01/2042	85,000	104,826
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	423,309
Amgen, Inc.
1.900%, 02/21/2025	65,000	67,295
2.300%, 02/25/2031	160,000	161,882
3.150%, 02/21/2040	105,000	109,410
3.375%, 02/21/2050	60,000	63,348
Anthem, Inc. 3.500%, 08/15/2024	130,000	140,023
Astrazeneca Finance LLC
1.750%, 05/28/2028	540,000	539,478
2.250%, 05/28/2031	40,000	40,574
Bausch Health Companies, Inc. 5.750%, 08/15/2027 (C)	50,000	53,069
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,288
Baxter International, Inc. 3.950%, 04/01/2030	115,000	132,367
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	289,730
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	128,918
3.750%, 03/01/2026	355,000	393,618

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bristol-Myers Squibb Company
0.750%, 11/13/2025	$320,000	$317,218
2.550%, 11/13/2050	95,000	90,841
Centene Corp.
3.375%, 02/15/2030	5,000	5,227
4.250%, 12/15/2027	50,000	52,688
4.625%, 12/15/2029	585,000	643,365
Cigna Corp. 1.250%, 03/15/2026	450,000	451,318
CommonSpirit Health 3.347%, 10/01/2029	45,000	48,736
CVS Health Corp.
4.125%, 04/01/2040	235,000	272,609
5.125%, 07/20/2045	85,000	110,555
Gilead Sciences, Inc. 1.650%, 10/01/2030	400,000	386,647
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	358,866
HCA, Inc.
2.375%, 07/15/2031	410,000	404,802
3.500%, 09/01/2030	40,000	42,615
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	31,050
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	101,994
3.002%, 06/01/2051	165,000	170,290
Pfizer, Inc. 2.625%, 04/01/2030	90,000	95,847
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)	680,000	697,000
Royalty Pharma PLC 3.300%, 09/02/2040 (C)	55,000	55,384
Sutter Health 3.361%, 08/15/2050	110,000	116,738
Teleflex, Inc. 4.250%, 06/01/2028 (C)	25,000	26,063
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	328,181
UnitedHealth Group, Inc.
2.375%, 08/15/2024	170,000	178,829
2.750%, 05/15/2040	140,000	141,779
3.500%, 08/15/2039	100,000	111,759
4.750%, 07/15/2045	50,000	65,497
		8,390,664
Industrials – 2.2%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	633,738
BOC Aviation USA Corp. 1.625%, 04/29/2024 (C)	605,000	609,760
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	236,576
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	55,000	55,963
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	654,688
5.125%, 07/15/2029 (C)	25,000	27,188
DAE Funding LLC
1.550%, 08/01/2024 (C)	435,000	434,117
4.500%, 08/01/2022 (C)	5,000	5,008
5.000%, 08/01/2024 (C)	5,000	5,135
Equifax, Inc. 2.600%, 12/15/2025	133,000	139,972
General Dynamics Corp. 4.250%, 04/01/2040	95,000	116,252
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
International Airport Finance SA 12.000%, 03/15/2033 (C)	$329,236	$346,932
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	276,357
Northrop Grumman Corp. 5.150%, 05/01/2040	170,000	223,082
Otis Worldwide Corp. 2.565%, 02/15/2030	310,000	321,051
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	262,907
4.000%, 07/15/2025 (C)	170,000	187,221
Raytheon Technologies Corp.
3.650%, 08/16/2023	4,000	4,245
3.950%, 08/16/2025	60,000	66,731
4.450%, 11/16/2038	130,000	157,302
4.625%, 11/16/2048	35,000	45,026
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	83,531
The Boeing Company
5.040%, 05/01/2027	220,000	253,842
5.150%, 05/01/2030	135,000	159,861
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	50,233
Union Pacific Corp.
2.375%, 05/20/2031	290,000	295,897
2.973%, 09/16/2062	240,000	230,638
United Airlines, Inc. 4.625%, 04/15/2029 (C)	45,000	46,575
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	36,050
5.500%, 05/15/2027	65,000	68,900
Waste Management, Inc. 2.000%, 06/01/2029	75,000	75,798
		6,110,576
Information technology – 3.9%
Apple, Inc.
2.200%, 09/11/2029	365,000	379,468
2.650%, 05/11/2050	60,000	58,910
3.450%, 02/09/2045	45,000	50,260
3.850%, 05/04/2043	25,000	29,708
4.375%, 05/13/2045	35,000	44,623
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	824,000	819,847
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	510,000	520,200
4.000%, 07/01/2029 (C)	80,000	81,800
Broadcom, Inc.
3.419%, 04/15/2033 (C)	420,000	441,069
3.469%, 04/15/2034 (C)	46,000	48,657
5.000%, 04/15/2030	590,000	696,065
CDK Global, Inc. 5.250%, 05/15/2029 (C)	83,000	90,587
CDW LLC
3.250%, 02/15/2029	310,000	314,092
4.125%, 05/01/2025	230,000	240,350
4.250%, 04/01/2028	20,000	21,000
Entegris, Inc.
3.625%, 05/01/2029 (C)	20,000	20,250
4.375%, 04/15/2028 (C)	40,000	41,750
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	18,000	18,606
Fidelity National Information Services, Inc. 2.250%, 03/01/2031	120,000	119,785

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc.
2.250%, 06/01/2027	$50,000	$51,867
3.200%, 07/01/2026	205,000	221,846
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	50,750
3.750%, 10/01/2030 (C)	143,000	146,305
4.500%, 07/01/2028 (C)	193,000	203,831
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	45,000	44,708
5.250%, 12/01/2027 (C)	454,000	476,700
HP, Inc.
2.200%, 06/17/2025	135,000	140,121
3.000%, 06/17/2027	105,000	112,444
IBM Corp. 3.500%, 05/15/2029	275,000	307,752
Intel Corp. 3.100%, 02/15/2060	175,000	178,796
Leidos, Inc. 3.625%, 05/15/2025	130,000	141,271
Marvell Technology, Inc.
2.450%, 04/15/2028 (C)	245,000	249,706
2.950%, 04/15/2031 (C)	190,000	196,910
Mastercard, Inc. 2.950%, 03/15/2051	110,000	114,926
Microchip Technology, Inc.
2.670%, 09/01/2023	370,000	385,362
4.250%, 09/01/2025	10,000	10,499
Microsoft Corp. 3.041%, 03/17/2062	149,000	158,946
Nokia OYJ
4.375%, 06/12/2027	130,000	143,599
6.625%, 05/15/2039	40,000	51,800
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	537,404
NVIDIA Corp. 3.500%, 04/01/2040	185,000	209,841
NXP BV
4.300%, 06/18/2029 (C)	25,000	28,663
4.875%, 03/01/2024 (C)	285,000	313,729
5.350%, 03/01/2026 (C)	115,000	134,187
5.550%, 12/01/2028 (C)	95,000	116,661
Oracle Corp.
2.300%, 03/25/2028	385,000	395,013
2.875%, 03/25/2031	225,000	234,018
3.600%, 04/01/2040	35,000	36,917
3.850%, 04/01/2060	465,000	493,705
3.950%, 03/25/2051	80,000	87,319
4.100%, 03/25/2061	115,000	127,500
Qorvo, Inc. 3.375%, 04/01/2031 (C)	15,000	15,633
QUALCOMM, Inc.
4.650%, 05/20/2035	10,000	12,715
4.800%, 05/20/2045	110,000	146,214
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	262,000	277,641
Western Digital Corp. 4.750%, 02/15/2026	20,000	22,225
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)	40,000	41,560
		10,656,111
Materials – 1.3%
Ball Corp. 4.000%, 11/15/2023	570,000	603,419
Commercial Metals Company 5.375%, 07/15/2027	20,000	21,150
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
DuPont de Nemours, Inc. 4.205%, 11/15/2023		$340,000	$368,326
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	223,752
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	20,663
LYB International Finance III LLC
1.250%, 10/01/2025		170,000	169,575
3.800%, 10/01/2060		55,000	58,152
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	244,482
Olin Corp. 5.125%, 09/15/2027		$45,000	46,800
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	38,288
4.375%, 07/15/2030 (C)		410,000	422,813
Suzano Austria GmbH
3.125%, 01/15/2032		435,000	430,811
5.000%, 01/15/2030		500,000	566,500
The Chemours Company 5.375%, 05/15/2027 (D)		45,000	48,806
Vale Overseas, Ltd. 3.750%, 07/08/2030		135,000	143,735
			3,407,272
Real estate – 0.7%
American Tower Corp.
1.500%, 01/31/2028		45,000	43,757
2.400%, 03/15/2025		135,000	141,054
Equinix, Inc.
2.000%, 05/15/2028		90,000	90,387
2.500%, 05/15/2031		195,000	198,321
GLP Capital LP
4.000%, 01/15/2031		280,000	301,694
5.300%, 01/15/2029		130,000	151,450
5.750%, 06/01/2028		130,000	154,682
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	314,720
3.448%, 03/15/2023 (C)		435,000	443,335
VEREIT Operating Partnership LP
2.200%, 06/15/2028		15,000	15,220
2.850%, 12/15/2032		15,000	15,669
3.400%, 01/15/2028		60,000	65,251
VICI Properties LP 4.250%, 12/01/2026 (C)		10,000	10,402
			1,945,942
Utilities – 3.1%
Alabama Power Company
3.450%, 10/01/2049		170,000	184,516
4.150%, 08/15/2044		105,000	125,871
American Water Capital Corp. 4.150%, 06/01/2049		110,000	133,426
AmeriGas Partners LP
5.625%, 05/20/2024		20,000	21,850
5.875%, 08/20/2026		40,000	44,786
Berkshire Hathaway Energy Company
1.650%, 05/15/2031		55,000	52,788
3.250%, 04/15/2028		20,000	21,983
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)		200,000	205,750
Cleco Corporate Holdings LLC
3.375%, 09/15/2029		140,000	144,542
4.973%, 05/01/2046		10,000	11,955
Commonwealth Edison Company 3.650%, 06/15/2046		175,000	198,986

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	$50,000	$72,217
Duke Energy Carolinas LLC
2.550%, 04/15/2031	105,000	109,010
3.450%, 04/15/2051	65,000	72,069
Duke Energy Corp. 2.550%, 06/15/2031	435,000	440,187
Duke Energy Florida LLC 3.400%, 10/01/2046	75,000	81,599
Duke Energy Indiana LLC
2.750%, 04/01/2050	195,000	188,720
3.250%, 10/01/2049	105,000	110,912
Duke Energy Progress LLC 3.700%, 10/15/2046	125,000	141,126
Duquesne Light Holdings, Inc. 2.775%, 01/07/2032 (C)	130,000	131,001
Evergy, Inc.
2.450%, 09/15/2024	90,000	94,252
2.900%, 09/15/2029	175,000	185,450
Exelon Corp. 3.950%, 06/15/2025	210,000	231,076
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	34,213
2.250%, 09/01/2030	175,000	167,793
3.400%, 03/01/2050	140,000	136,850
5.350%, 07/15/2047	65,000	78,000
Georgia Power Company
2.100%, 07/30/2023	255,000	263,330
4.300%, 03/15/2042	200,000	235,669
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	188,281
4.250%, 05/01/2030	445,000	499,761
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	220,000	231,542
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	126,886
MidAmerican Energy Company
3.150%, 04/15/2050	115,000	122,829
3.650%, 08/01/2048	45,000	51,333
NiSource, Inc. 3.490%, 05/15/2027	210,000	230,979
NRG Energy, Inc.
2.000%, 12/02/2025 (C)	190,000	192,731
2.450%, 12/02/2027 (C)	190,000	191,222
Oglethorpe Power Corp.
3.750%, 08/01/2050	35,000	36,941
5.050%, 10/01/2048	135,000	169,722
Oncor Electric Delivery Company LLC 5.750%, 03/15/2029	70,000	87,958
Pacific Gas & Electric Company 2.500%, 02/01/2031	430,000	403,145
PacifiCorp
4.125%, 01/15/2049	33,000	39,464
4.150%, 02/15/2050	45,000	54,703
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	58,807
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	233,263
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	269,009
4.100%, 06/15/2030	155,000	173,470
Sempra Energy
3.400%, 02/01/2028	200,000	219,764
3.800%, 02/01/2038	85,000	94,370
4.000%, 02/01/2048	25,000	28,042
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
2.250%, 06/01/2030	$85,000	$83,575
2.850%, 08/01/2029	150,000	155,729
3.650%, 02/01/2050	35,000	35,003
4.000%, 04/01/2047	72,000	75,737
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	186,743
The Southern Company 2.950%, 07/01/2023	70,000	73,030
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/2026 (C)	285,000	284,195
		8,518,161
TOTAL CORPORATE BONDS (Cost $81,865,694)		$86,433,692
MUNICIPAL BONDS – 2.3%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	35,250
6.138%, 12/01/2039	155,000	189,271
6.319%, 11/01/2029	185,000	226,874
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	101,419
County of Riverside (California)
2.963%, 02/15/2027	600,000	648,278
3.070%, 02/15/2028	600,000	652,633
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	313,637
5.175%, 11/15/2049	705,000	951,726
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	196,000	296,995
New York Transportation Development Corp. 4.248%, 09/01/2035	785,000	869,652
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	877,283
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	514,900
State of California, GO 7.300%, 10/01/2039 (D)	30,000	48,012
State of Connecticut, GO 3.000%, 07/01/2021	20,000	20,000
State of Illinois, GO
4.950%, 06/01/2023 (D)	246,818	263,794
5.000%, 01/01/2023	40,000	41,989
5.947%, 04/01/2022	120,000	124,537
TOTAL MUNICIPAL BONDS (Cost $5,492,732)		$6,176,250
TERM LOANS (F) – 3.3%
Communication services – 0.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.686%, 08/21/2026	137,550	134,169
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.573%, 04/15/2027	97,516	96,488
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	131,026

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Communication services (continued)
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.604%, 12/17/2026		$108,356	$107,753
			469,436
Consumer discretionary – 0.6%
APX Group, Inc., 2020 Term Loan (Prime rate + 4.000%) 7.250%, 12/31/2025		195,525	195,801
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.338%, 09/15/2023		68,761	68,648
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.854%, 12/23/2024		107,395	106,417
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.354%, 04/30/2026		90,865	89,957
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024		113,281	112,432
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.833%, 03/15/2028		97,369	97,334
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 4.500%, 05/12/2028		100,000	100,031
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 11/19/2026		687,248	677,262
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.176%, 04/16/2026		125,807	122,427
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.500%) 3.500%, 07/20/2026	EUR	115,000	135,929
			1,706,238
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.625%, 08/15/2025		$168,348	167,296
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 2.331%, 04/07/2025		102,850	98,873
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026		198,004	198,610
			464,779
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.104%, 11/03/2023		124,076	123,378
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 3.354%, 12/23/2026		99,500	98,319
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 3.845%, 09/03/2026		132,300	132,006
			353,703
Health care – 0.5%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 2.750%) 3.250%, 12/23/2027		99,750	98,566
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care (continued)
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.104%, 06/02/2025	$72,243	$71,909
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 3.500%, 03/01/2024	102,743	102,609
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 1.842%, 08/02/2027	391,680	385,479
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%) 5.750%, 03/10/2028	144,486	139,203
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 04/21/2028	100,000	100,281
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/07/2023	84,330	84,081
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.854%, 03/31/2027	98,791	98,489
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.592%, 09/30/2026	124,375	123,940
		1,204,557
Industrials – 0.8%
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%) 2.104%, 10/01/2025	120,189	119,400
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 2.104%, 01/15/2027	396,970	393,893
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250%) 4.250%, 03/03/2025	73,025	66,834
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	192,000	188,730
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.854%, 03/01/2027	122,765	121,264
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%) 1.854%, 03/01/2027	396,985	392,134
Quikrete Holdings, Inc., 2021 Term Loan B1 05/12/2028 TBD (G)	100,000	99,156
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 08/21/2024	50,146	50,074
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 3.345%, 02/06/2026	198,254	197,231
TK Elevator U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.478%, 07/30/2027	174,126	174,199
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 1.854%, 11/16/2026	354,877	352,265

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.354%, 05/30/2025	$96,465	$95,035
		2,250,215
Information technology – 0.8%
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4 04/28/2028 TBD (G)	260,000	259,459
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 4.750%, 10/01/2027	99,749	99,974
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%) 1.854%, 02/15/2024	390,920	387,648
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	99,750	99,957
Science Applications International Corp., 2018 Term Loan B (1 month LIBOR + 1.875%) 1.979%, 10/31/2025	392,985	391,759
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%) 4.500%, 06/02/2028	100,000	100,238
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	118,091	116,615
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	89,721	88,599
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	99,198	98,005
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	98,250	98,260
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%) 2.354%, 03/31/2028	453,863	450,177
		2,190,691
Materials – 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%) 1.897%, 06/01/2024	198,239	196,859
Pactiv Evergreen Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 2.854%, 02/05/2023	43,598	43,489
ProAmpac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 4.000%) 4.084%, 11/03/2025	100,000	99,825
		340,173
TOTAL TERM LOANS (Cost $8,999,778)		$8,979,792
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.5%
Commercial and residential – 12.3%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.477%, 08/25/2035 (H)	139,579	125,794
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 0.412%, 11/25/2035 (H)	66,337	59,142
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust (continued)
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.362%, 01/25/2036 (H)	$19,823	$19,732
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.542%, 03/01/2038 (H)	116,538	97,640
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	73,759	46,585
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.082%, 10/25/2046 (H)	37,831	30,777
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.231%, 03/25/2047 (H)	18,271	17,490
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(I)	61,375	62,095
Series 2019-3, Class A1, 2.930%, 05/25/2059 (C)(I)	276,527	277,807
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(I)	373,284	373,227
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(I)	304,680	304,368
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	429,297	436,601
BANK
Series 2017-BNK8, Class XA IO, 0.732%, 11/15/2050	4,446,516	177,657
Series 2019-BN18, Class XA IO, 0.901%, 05/15/2062	1,418,925	85,426
Series 2019-BN20, Class XA IO, 0.836%, 09/15/2062	2,446,682	142,440
Series 2019-BN22, Class XA IO, 0.601%, 11/15/2062	2,445,505	106,469
Series 2019-BN23, Class XA IO, 0.698%, 12/15/2052	1,927,030	99,213
Series 2019-BN24, Class XA IO, 0.647%, 11/15/2062	1,188,675	57,160
Series 2020-BN28, Class XA IO, 1.785%, 03/15/2063	2,603,344	355,208
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	285,122
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.452%, 02/15/2050	3,278,075	210,881
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.951%, 08/15/2036 (C)(H)	949,000	949,879
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	318,518	318,884
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 0.276%, 01/25/2037 (H)	104,140	102,605
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.606%, 01/25/2036 (H)	107,423	134,665

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.286%, 10/25/2036 (H)	$9,334	$8,870
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.406%, 03/25/2029 (C)(H)	25,755	25,755
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.206%, 07/25/2029 (C)(H)	48,222	48,283
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.506%, 10/25/2029 (C)(H)	230,614	230,614
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.512%, 01/15/2051	1,332,835	36,223
Series 2018-B4, Class XA IO, 0.514%, 07/15/2051	2,335,355	60,598
Series 2018-B8, Class XA IO, 0.663%, 01/15/2052	4,904,424	195,608
Series 2019-B10, Class XA IO, 1.228%, 03/15/2062	3,191,540	242,088
Series 2019-B12, Class XA IO, 1.064%, 08/15/2052	1,094,230	67,678
Series 2020-B18, Class XA IO, 1.793%, 07/15/2053	699,390	78,937
Series 2020-B22, Class XA IO, 1.522%, 01/15/2054	1,164,908	139,243
Bravo Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (C)(I)	202,148	201,687
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.021%, 10/15/2036 (C)(H)	597,475	598,256
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.651%, 12/15/2037 (C)(H)	355,000	355,884
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	367,489
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	120,140	112,710
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.432%, 03/25/2035 (H)	31,774	29,667
Series 2007-HY4, Class 1A1, 3.024%, 09/25/2047 (I)	85,173	81,649
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	269,528	273,935
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.937%, 07/10/2047	1,740,792	42,271
Series 2015-GC29, Class XA IO, 1.035%, 04/10/2048	1,650,724	55,809
Series 2016-C3, Class C, 4.122%, 11/15/2049 (I)	288,000	300,566
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, 11/25/2049 (C)(I)	$183,068	$183,759
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	835,507
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	518,251
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	422,030
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	275,404
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	618,772
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.001%, 10/15/2034 (C)(H)	512,677	512,983
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(I)	199,555	210,157
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(I)	575,822	575,943
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(I)	187,027	187,289
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,146
Series 2015-C2, Class XA IO, 0.747%, 06/15/2057	5,007,855	118,571
Series 2016-C6, Class XA IO, 1.914%, 01/15/2049	1,085,804	80,357
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.713%, 09/15/2053	529,385	54,186
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(I)	282,373	283,210
Series 2021-2, Class A1, 0.899%, 04/25/2066 (C)(I)	171,505	171,342
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.242%, 03/25/2037 (H)	50,534	50,541
Ellington Financial Mortgage Trust Series 2021-2, Class A1 0.931%, 06/25/2066 (C)(I)	150,479	150,124
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(I)	336,337	335,645
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(I)	460,000	460,365
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.051%, 04/19/2036 (I)	113,976	99,590

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	$670,000	$677,363
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	424,427
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.953%, 01/25/2036 (I)	4,485	4,580
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.406%, 01/25/2037 (H)	85,007	21,786
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.775%, 09/19/2035 (H)	27,482	23,070
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.338%, 12/19/2036 (H)	164,091	160,971
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.288%, 01/19/2038 (H)	60,908	58,398
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.106%, 10/25/2037 (H)	64,361	62,015
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.706%, 10/25/2028 (C)(H)	108,016	108,053
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.002%, 12/25/2036 (I)	47,354	45,237
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	424,379
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	164,912
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.148%, 05/25/2036 (I)	9,314	8,405
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	377,459	378,559
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	480,333	483,122
Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	191,694	191,890
Series 2021-GS3, Class A1, 1.750%, 07/25/2061 (C)	237,487	236,893
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.282%, 11/25/2046 (H)	131,190	123,707
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 2.500%), 2.610%, 04/01/2024 (C)(H)	180,169	179,269
Series 2019-4, Class A1 (1 month LIBOR + 2.500%), 2.610%, 05/01/2024 (C)(H)	410,863	408,984
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities Investment Trust (continued)
Series 2021-1, Class A (1 month LIBOR + 1.800%), 1.910%, 02/01/2026 (C)(H)	$411,152	$412,109
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.486%, 05/25/2046 (H)	123,336	112,642
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 2.969%, 11/21/2034 (I)	18,763	18,946
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(I)	80,131	80,190
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(I)	336,671	336,136
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.999%, 12/15/2047	1,016,443	28,352
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	655,151
Series 2017-H1, Class XA IO, 1.351%, 06/15/2050	707,493	40,666
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 1.992%, 11/26/2029 (C)(H)	171,795	171,795
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.901%, 12/15/2033 (C)(H)	300,000	298,982
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	185,538
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	264,206	279,766
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	285,052	302,677
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	504,538	536,608
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	466,175	497,669
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	373,077	399,292
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	274,747	292,458
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.606%, 06/25/2057 (C)(H)	272,311	275,802
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	438,080	468,611
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	186,465	199,697
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.842%, 01/25/2048 (C)(H)	368,420	369,104

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(I)	$293,346	$305,718
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	127,047	128,300
Series 2021-NQ2R, Class A1, 0.941%, 09/25/2058 (C)(I)	258,066	258,052
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(I)	560,669	559,091
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.656%, 07/25/2028 (C)(H)	93,982	94,004
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.506%, 07/25/2029 (C)(H)	32,514	32,523
OBX Trust Series 2021-NQM1, Class A1 1.072%, 02/25/2066 (C)(I)	570,827	569,403
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.111%, 03/27/2024 (C)(H)	172,594	172,247
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	162,888	163,754
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	397,746	399,858
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	111,239	111,505
Series 2021-3, Class A1, 1.867%, 04/25/2026 (C)	281,317	282,698
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	370,831	370,283
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.306%, 06/25/2029 (C)(H)	42,940	42,940
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.342%, 08/25/2037 (H)	53,636	50,678
RCO VII Mortgage LLC Series 2021-1, Class A1 1.868%, 05/25/2026 (C)	298,684	298,230
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	125,647	138,129
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	669,227
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(I)	543,000	543,851
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(I)	533,295	534,691
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2021-2, Class A1 0.943%, 05/25/2065 (C)(I)	$203,991	$203,912
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 2.240%, 06/25/2024 (C)	330,000	330,173
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 2.160%, 10/25/2033 (C)(H)	265,000	266,080
VCAT LLC
Series 2021-NPL2, Class A1, 2.115%, 03/27/2051 (C)	122,897	122,934
Series 2021-NPL3, Class A1, 1.743%, 05/25/2051 (C)	370,978	371,062
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(I)	239,504	239,590
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(I)	314,200	314,556
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.240%, 02/27/2051 (C)	335,917	336,247
VOLT XCVIII LLC Series 2021-NPL7, Class A1 2.116%, 04/25/2051 (C)	123,601	123,648
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 2.880%, 06/25/2037 (I)	15,158	14,750
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.692%, 07/25/2036 (H)	24,703	16,261
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	333,725
Series 2015-NXS1, Class D, 4.146%, 05/15/2048 (I)	40,000	40,950
Series 2015-NXS1, Class XA IO, 1.094%, 05/15/2048	1,574,813	50,933
Series 2015-NXS3, Class XA IO, 0.899%, 09/15/2057	2,728,198	88,600
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	329,015
		33,646,688
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.742%, 04/25/2043 (C)(H)	86,357	86,471
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.542%, 03/25/2049 (C)(H)	292,612	297,163
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.142%, 07/25/2049 (C)(H)	247,241	249,414
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.456%, 02/25/2049 (C)(H)	448,830	453,458

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.942%, 09/25/2049 (C)(H)	$180,853	$181,558
Series 3883, Class PB, 3.000%, 05/15/2041	85,364	90,950
Series 4139, Class PA, 2.500%, 11/15/2041	308,171	322,026
Series K064, Class X1 IO, 0.604%, 03/25/2027	2,282,434	71,625
Series K068, Class A2, 3.244%, 08/25/2027	545,000	606,664
Series K104, Class X1 IO, 1.127%, 02/25/2052	1,322,485	111,209
Series K111, Class X1 IO, 1.681%, 05/25/2030	551,456	67,093
Series K114, Class X1 IO, 1.213%, 06/25/2030	1,603,057	142,365
Series K121, Class X1 IO, 1.028%, 11/25/2053	855,201	69,750
Series K122, Class X1 IO, 0.883%, 11/25/2030	479,647	34,300
Series K124, Class X1 IO, 0.812%, 12/25/2030	1,911,179	115,425
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	113,298	116,835
Series 2012-21, Class PQ, 2.000%, 09/25/2041	64,045	65,906
Series 2012-52, Class PA, 3.500%, 05/25/2042	82,553	88,783
Series 2012-75, Class KC, 2.500%, 12/25/2041	106,371	109,706
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.006%, 11/25/2024 (H)	69,884	72,255
Series 2015-48, Class QB, 3.000%, 02/25/2043	167,582	174,395
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.806%, 04/25/2028 (H)	46,269	49,016
Series 2016-11, Class GA, 2.500%, 03/25/2046	129,492	135,535
Series 2016-38, Class NA , 3.000%, 01/25/2046	62,544	67,241
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.106%, 09/25/2028 (H)	31,274	33,005
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.456%, 05/25/2029 (H)	264,737	277,502
Series 2017-26, Class CG, 3.500%, 07/25/2044	154,788	161,388
Series 2017-34, Class JK, 3.000%, 05/25/2047	80,201	82,813
Series 2017-35, Class AH, 3.500%, 04/25/2053	183,544	188,947
Series 2017-49, Class JA, 4.000%, 07/25/2053	152,899	159,284
Series 2017-84, Class KA, 3.500%, 04/25/2053	139,585	143,743
Series 2017-96, Class PA, 3.000%, 12/25/2054	231,689	242,887
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.656%, 07/25/2029 (H)	$164,382	$170,656
Series 2018-19, Class DC, 3.500%, 05/25/2056	115,825	121,451
Series 2018-23, Class LA, 3.500%, 04/25/2048	180,581	196,649
Series 2018-38, Class PC, 3.500%, 03/25/2045	71,759	73,035
Series 2018-70, Class HA, 3.500%, 10/25/2056	172,029	182,125
Series 2018-72, Class BA, 3.500%, 07/25/2054	253,129	264,878
Series 2018-77, Class PA, 3.500%, 02/25/2048	61,732	64,709
Series 2018-80, Class GD, 3.500%, 12/25/2047	131,039	136,933
Series 2019-12, Class HA, 3.500%, 11/25/2057	219,579	235,815
Series 2019-14, Class CA, 3.500%, 04/25/2049	225,591	245,560
Series 2019-15, Class AB, 3.500%, 05/25/2053	233,288	246,189
Series 2019-41, Class AC, 2.500%, 03/25/2053	238,513	246,013
Series 2019-45, Class PT, 3.000%, 08/25/2049	254,922	267,498
Series 2019-7, Class CA, 3.500%, 11/25/2057	187,095	199,491
Series 2019-7, Class JA, 3.500%, 03/25/2049	197,258	211,818
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.256%, 11/25/2039 (C)(H)	139,244	138,701
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.256%, 09/25/2031 (C)(H)	83,956	84,554
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.206%, 06/25/2039 (C)(H)	104,850	105,271
Series 415, Class A3, 3.000%, 11/25/2042	180,936	189,279
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.149%, 09/16/2035	34,674	3,892
Series 2013-37, Class LG, 2.000%, 01/20/2042	147,361	150,763
		8,603,992
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,666,492)		$42,250,680
ASSET BACKED SECURITIES – 8.7%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	230,858	228,064
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.312%, 01/25/2037 (H)	113,511	80,492

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	$115,206	$116,695
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	253,979	255,948
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	306,519
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.014%, 04/22/2027 (C)(H)	692,826	692,407
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	224,607
Bain Capital Credit CLO Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 1.289%, 07/25/2034 (C)(H)	650,000	650,204
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	388,350	398,367
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	144,135	147,307
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	252,271	254,894
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	329,964	336,917
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	190,924	195,256
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	160,274	164,342
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 1.274%, 04/20/2034 (C)(H)	415,000	415,149
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 1.330%, 04/19/2034 (C)(H)	810,000	809,997
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	137,116	139,182
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 1.118%, 04/20/2030 (C)(H)	900,000	900,024
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	234,334	235,014
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	250,498
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	360,750	376,205
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	172,813	186,921
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	270,000	279,366
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	$255,000	$262,308
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	585,333
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	174,691
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.402%, 09/25/2036 (H)	240,000	227,808
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	150,620	62,753
Series 2006-15, Class AF6 6.376%, 09/25/2036	375,860	147,703
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.142%, 12/25/2046 (H)	242,220	150,659
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	228,492	225,820
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.196%, 01/25/2037 (H)	214,897	155,105
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.228%, 10/20/2027 (C)(H)	338,353	338,397
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 1.838%, 07/20/2026 (C)(H)	132,971	133,003
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 1.276%, 07/17/2034 (C)(H)	655,000	655,265
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	250,755
MFA LLC Series 2021-NPL1, Class A1 2.363%, 03/25/2060 (C)	608,191	608,269
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	332,317	332,428
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	83,671	84,459
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 0.984%, 07/15/2027 (C)(H)	118,868	118,872
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.236%, 04/30/2027 (C)(H)	445,229	445,268
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 1.038%, 01/20/2027 (C)(H)	223,828	223,969
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 1.324%, 04/20/2034 (C)(H)	595,000	595,214

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 1.230%, 07/15/2035 (C)(H)	$675,000	$675,440
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 1.191%, 07/15/2036 (C)(H)	585,000	585,248
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	75,927
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.286%, 07/25/2036 (H)	132,152	61,492
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 1.108%, 10/20/2027 (C)(H)	1,004,529	1,004,561
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 1.210%, 04/25/2034 (C)(H)	655,000	655,234
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.272%, 07/25/2037 (H)	30,852	29,637
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	252,446	252,991
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	154,546
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.028%, 04/20/2028 (C)(H)	287,231	287,242
Towd Point Mortgage Trust
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	88,894	89,675
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	79,851	80,142
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	374,310	380,038
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	94,071	95,382
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	187,409	191,030
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	325,205	334,371
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.692%, 02/25/2057 (C)(H)	207,983	207,994
Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(I)	651,020	664,348
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 1.327%, 04/15/2034 (C)(H)	655,000	655,111
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 1.434%, 04/15/2034 (C)(H)	260,000	260,279
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.064%, 07/15/2027 (C)(H)	$423,588	$423,598
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)	225,330	226,158
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.090%, 01/18/2029 (C)(H)	745,759	745,762
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 1.356%, 07/20/2032 (C)(H)	520,000	520,137
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	226,775	241,164
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	585,000	590,084
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	431,969
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	217,698
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,750	103,452
TOTAL ASSET BACKED SECURITIES (Cost $23,647,755)		$23,663,164
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (J)	895	8,039
TOTAL COMMON STOCKS (Cost $119,522)		$8,039
PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Bank of America Corp.) (J)(K)	8,705,000	46,736
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Citibank N.A.) (J)(K)	8,370,000	44,939
		91,675
TOTAL PURCHASED OPTIONS (Cost $297,615)		$91,675
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.0324% (L)(M)	61,096	611,242

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $5,700,008 on 7-1-21, collateralized by $5,527,463 Federal National Mortgage Association, 2.500% due 11-1-50 (valued at $5,814,000)	$5,700,000	$5,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,311,256)		$6,311,242
Total Investments (Investment Quality Bond Trust) (Cost $363,701,767) – 136.3%		$371,325,675
Other assets and liabilities, net – (36.3%)		(98,835,107)
TOTAL NET ASSETS – 100.0%		$272,490,568
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
Investment Quality Bond Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,245,277 or 28.7% of the fund's net assets as of 6-30-21.
(D)	All or a portion of this security is on loan as of 6-30-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 6-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Long	Sep 2021	$12,136,686	$12,117,617	$(19,069)
Euro-OAT Futures	18	Long	Sep 2021	3,381,668	3,394,471	12,803
10-Year Australian Treasury Bond Futures	19	Short	Sep 2021	(2,011,112)	(2,013,425)	(2,313)
10-Year U.S. Treasury Note Futures	89	Short	Sep 2021	(11,748,883)	(11,792,500)	(43,617)
5-Year U.S. Treasury Note Futures	151	Short	Sep 2021	(18,682,572)	(18,637,853)	44,719
Euro-BTP Italian Government Bond Futures	18	Short	Sep 2021	(3,209,934)	(3,231,620)	(21,686)
Euro-Buxl Futures	4	Short	Sep 2021	(948,690)	(963,967)	(15,277)
German Euro BUND Futures	29	Short	Sep 2021	(5,904,318)	(5,935,498)	(31,180)
U.K. Long Gilt Bond Futures	19	Short	Sep 2021	(3,345,590)	(3,366,814)	(21,224)
U.S. Treasury Long Bond Futures	44	Short	Sep 2021	(6,879,154)	(7,073,000)	(193,846)
Ultra U.S. Treasury Bond Futures	72	Short	Sep 2021	(10,440,765)	(10,598,625)	(157,860)
Ultra U.S. Treasury Bond Futures	30	Short	Sep 2021	(5,540,570)	(5,780,625)	(240,055)
						$(688,605)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	349,239	AUD	450,000	MSI	9/15/2021	$11,656	—
USD	589,641	BRL	3,010,000	CITI	9/15/2021	—	$(10,053)
USD	136,284	EUR	114,000	BNP	7/30/2021	1,030	—
USD	5,732,129	EUR	4,706,000	CITI	9/15/2021	143,495	—
USD	213,473	EUR	175,000	DB	9/15/2021	5,651	—
USD	229,266	EUR	188,000	JPM	9/15/2021	6,006	—
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,287,283	MXN	25,710,000	GSI	9/15/2021	$9,471	—
						$177,309	$(10,053)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(49,147)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(47,252)
								$179,120	$(96,399)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(207)	$46,696	$46,489
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(16,744)	303,678	286,934
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	234,108	234,108
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,899	356,478	361,377
								$(12,052)	$940,960	$928,908
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	1,145,000	USD	$1,145,000	5.000%	Quarterly	Jun 2026	$(113,875)	$(4,505)	$(118,380)
				$1,145,000				$(113,875)	$(4,505)	$(118,380)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	31.098%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,262)	$(11,567)	$(28,829)
GSI	CMBX.NA.BBB-.6	31.098%	140,000	USD	140,000	3.000%	Monthly	May 2063	(21,819)	(14,873)	(36,692)
GSI	CMBX.NA.BBB-.6	31.098%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(79,940)	(273,167)	(353,107)
GSI	CMBX.NA.BBB-.6	31.098%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(84,112)	(283,543)	(367,655)
MSI	CMBX.NA.BBB-.6	31.098%	255,000	USD	255,000	3.000%	Monthly	May 2063	(38,679)	(28,152)	(66,831)
MSI	CMBX.NA.BBB-.6	31.098%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,048)	(14,023)	(34,071)
MSI	CMBX.NA.BBB-.6	31.098%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,073)	(12,067)	(30,140)
MSI	CMBX.NA.BBB-.6	31.098%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,849)	(7,235)	(18,084)
					$3,544,000				$(290,782)	$(644,627)	$(935,409)
Centrally cleared	CDX.EM.35	1.549%	1,315,000	USD	1,315,000	1.000%	Quarterly	Jun 2026	(45,593)	11,774	(33,819)
Centrally cleared	CDX.NA.IG.36	0.479%	490,000	USD	490,000	1.000%	Quarterly	Jun 2026	10,267	2,336	12,603
Centrally cleared	Federative Republic of Brazil	1.620%	150,000	USD	150,000	1.000%	Quarterly	Jun 2026	(4,630)	209	(4,421)
Centrally cleared	Government of Mexico	0.929%	160,000	USD	160,000	1.000%	Quarterly	Jun 2026	106	494	600
Centrally cleared	Republic of Colombia	1.362%	915,000	USD	915,000	1.000%	Quarterly	Jun 2026	(11,668)	(4,047)	(15,715)
Centrally cleared	Republic of Indonesia	0.749%	665,000	USD	665,000	1.000%	Quarterly	Jun 2026	3,584	4,759	8,343
Centrally cleared	Republic of Panama	0.666%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,787	1,714	3,501
Centrally cleared	Republic of Peru	0.821%	445,000	USD	445,000	1.000%	Quarterly	Jun 2026	3,003	1,018	4,021
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Russian Federation	0.832%	145,000	USD	$145,000	1.000%	Quarterly	Jun 2026	$350	$884	$1,234
					$4,495,000				$(42,794)	$19,141	$(23,653)
					$8,039,000				$(333,576)	$(625,486)	$(959,062)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 27.0%
U.S. Treasury Bill
0.010%, 08/26/2021	$86,720,300	$86,718,951
0.010%, 08/12/2021	34,815,100	34,814,694
0.010%, 08/19/2021	69,590,800	69,589,853
0.030%, 07/27/2021	155,354,500	155,351,134
0.035%, 09/23/2021	34,522,400	34,519,581
0.041%, 07/20/2021	34,550,000	34,549,271
U.S. Treasury Note
0.046%, (3 month USBMMY + 0.220%), 07/31/2021 (A)	3,526,500	3,527,161
0.048%, 08/31/2021	28,372,600	28,464,385
0.051%, 04/30/2022	17,338,200	17,598,455
0.076%, (3 month USBMMY + 0.154%), 01/31/2022 (A)	6,500,000	6,504,980
0.077%, 08/15/2021	49,241,800	49,405,437
0.090%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,768,169
0.095%, 03/31/2022	17,810,500	17,847,606
0.225%, (3 month USBMMY + 0.300%), 10/31/2021 (A)	7,252,800	7,255,933
TOTAL U.S. GOVERNMENT (Cost $573,915,610)		$573,915,610
U.S. GOVERNMENT AGENCY – 72.2%
Federal Agricultural Mortgage Corp.
0.010%, 07/01/2021	69,050,000	69,050,000
0.010%, 08/16/2021	20,875,000	20,874,733
0.024%, (3 month LIBOR - 0.120%), 12/22/2021 (A)	55,657,000	55,654,698
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
0.033%, (3 month LIBOR - 0.130%), 08/13/2021 (A)	$20,817,000	$20,816,934
0.050%, 10/29/2021	17,451,000	17,451,000
0.071%, (SOFR + 0.020%), 03/04/2022 (A)	14,056,000	14,056,000
0.075%, 06/24/2022	13,909,000	13,909,000
0.077%, (3 month LIBOR - 0.100%), 08/03/2021 (A)	7,116,000	7,116,000
0.079%, (3 month LIBOR - 0.100%), 10/06/2021 (A)	12,627,000	12,627,561
0.080%, (3 month LIBOR - 0.100%), 01/25/2022 (A)	3,574,000	3,573,938
0.091%, (SOFR + 0.040%), 09/28/2021 (A)	40,000,000	40,000,000
0.096%, (1 month LIBOR), 07/28/2021 (A)	36,845,000	36,845,000
0.152%, (SOFR + 0.100%), 08/23/2021 (A)	10,000,000	10,000,000
Federal Farm Credit Bank
0.005%, (1 month LIBOR - 0.070%), 08/11/2021 (A)	17,700,000	17,700,000
0.061%, 02/25/2022	7,006,000	7,003,209
0.064%, (1 month LIBOR), 12/22/2021 (A)	24,588,000	24,591,356
0.066%, (SOFR + 0.060%), 10/21/2022 (A)	13,591,000	13,599,095
0.076%, (Prime rate - 3.180%), 10/19/2022 (A)	10,599,000	10,598,302

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.081%, (SOFR + 0.030%), 06/14/2023 (A)	$3,457,000	$3,457,000
0.087%, (3 month LIBOR + 0.010%), 09/20/2021 (A)	3,520,000	3,520,464
0.090%, 12/29/2021	7,237,000	7,237,000
0.091%, (Prime rate - 3.160%), 05/18/2023 (A)	6,969,000	6,969,000
0.096%, (U.S. Federal Funds Effective Rate - 0.005%), 06/22/2023 (A)	6,923,000	6,923,000
0.101%, (3 month USBMMY + 0.055%), 01/31/2023 (A)	14,262,000	14,262,000
0.106%, (Prime rate - 3.145%), 03/15/2023 (A)	7,011,000	7,011,000
0.107%, (3 month USBMMY + 0.270%), 05/16/2022 (A)	11,691,000	11,713,208
0.113%, (1 month LIBOR + 0.240%), 10/25/2021 (A)	100,000	100,071
0.117%, (3 month USBMMY + 0.100%), 01/18/2022 (A)	3,290,000	3,290,550
0.117%, 01/06/2022	17,520,000	17,517,590
0.118%, (3 month LIBOR), 11/16/2021 (A)	892,000	892,136
0.127%, (SOFR + 0.075%), 11/03/2022 (A)	7,362,000	7,362,000
0.132%, (SOFR + 0.080%), 10/14/2022 (A)	5,862,000	5,862,000
0.142%, (SOFR + 0.090%), 07/15/2021 (A)	18,472,000	18,472,000
0.142%, (SOFR + 0.090%), 09/23/2022 (A)	7,315,000	7,315,000
0.146%, (Prime rate - 3.105%), 02/14/2022 (A)	14,662,000	14,662,117
0.157%, (Prime rate - 3.100%), 03/15/2022 (A)	7,306,000	7,305,728
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000
0.159%, (1 month LIBOR + 0.030%), 11/02/2021 (A)	2,321,000	2,320,673
0.174%, (1 month LIBOR + 0.160%), 07/01/2021 (A)	366,000	366,000
0.174%, (1 month LIBOR + 0.080%), 08/25/2021 (A)	11,191,000	11,191,000
0.177%, (1 month LIBOR + 0.080%), 07/26/2021 (A)	366,000	366,000
0.184%, (1 month LIBOR + 0.110%), 09/24/2021 (A)	366,000	366,016
0.190%, (1 month LIBOR + 0.110%), 12/10/2021 (A)	11,097,000	11,097,000
0.198%, (U.S. Federal Funds Effective Rate + 0.095%), 07/26/2021 (A)	15,093,000	15,093,000
0.198%, (SOFR + 0.145%), 07/28/2022 (A)	3,670,000	3,670,000
0.249%, (1 month LIBOR + 0.160%), 10/04/2021 (A)	4,480,000	4,480,000
0.265%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	15,382,000	15,391,509
0.334%, (Prime rate - 3.030%), 09/03/2021 (A)	7,271,000	7,269,583
0.436%, (SOFR + 0.380%), 04/22/2022 (A)	7,376,000	7,376,000
Federal Home Loan Bank
0.007%, (3 month LIBOR - 0.095%), 09/13/2021 (A)	30,430,000	30,431,071
0.008%, 07/28/2021	16,000,000	15,999,904
0.010%, 07/30/2021	51,912,000	51,911,582
0.010%, 08/11/2021	21,830,000	21,829,744
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.010%, 08/16/2021	$17,289,000	$17,288,779
0.015%, 08/06/2021	40,164,000	40,163,398
0.018%, 07/16/2021	35,115,000	35,114,737
0.018%, 08/04/2021	23,089,000	23,088,619
0.023%, 09/03/2021	17,305,000	17,304,743
0.025%, 09/20/2021	17,316,000	17,315,026
0.029%, 07/14/2021	15,945,000	15,951,199
0.030%, (1 month LIBOR - 0.020%), 12/17/2021 (A)	50,260,000	50,267,715
0.031%, 07/21/2021	45,590,000	45,589,231
0.037%, (3 month LIBOR - 0.105%), 08/04/2021 (A)	47,400,000	47,401,534
0.041%, 08/25/2021	15,466,000	15,465,055
0.044%, 09/29/2021	44,489,000	44,484,218
0.046%, 09/29/2021	21,000,000	20,999,692
0.046%, 08/20/2021	14,504,000	14,503,094
0.046%, 08/18/2021	34,550,000	34,547,927
0.052%, 12/10/2021	8,095,000	8,196,112
0.056%, 08/02/2021	17,545,000	17,544,907
0.056%, 12/10/2021	5,935,000	6,064,834
0.059%, (1 month LIBOR - 0.025%), 08/27/2021 (A)	36,835,000	36,835,706
0.066%, (SOFR + 0.015%), 12/10/2021 (A)	18,015,000	18,015,000
0.081%, 09/10/2021	930,000	935,235
0.086%, (SOFR + 0.035%), 12/10/2021 (A)	7,365,000	7,365,000
0.093%, 10/12/2021	2,605,000	2,626,306
0.112%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000
0.112%, (SOFR + 0.060%), 12/16/2022 (A)	10,000,000	10,000,000
0.120%, 07/07/2021	735,000	735,214
0.136%, 09/17/2021	14,180,000	14,179,642
0.142%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000
0.158%, 07/02/2021	11,045,000	11,044,990
Federal Home Loan Mortgage Corp.
0.031%, 08/12/2021	7,054,000	7,062,871
0.099%, 01/13/2022	9,347,000	9,461,691
0.150%, (SOFR + 0.150%), 03/04/2022 (A)	11,784,000	11,788,180
Federal National Mortgage Association
0.046%, 01/05/2022	1,000,000	1,009,981
0.100%, 01/11/2022	3,433,000	3,479,275
0.233%, (SOFR + 0.350%), 04/07/2022 (A)	4,411,000	4,416,818
0.243%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000
0.253%, (SOFR + 0.200%), 06/15/2022 (A)	6,000,000	6,000,000
Tennessee Valley Authority 0.048%, 07/28/2021	102,324,000	102,320,361
U.S. Department of Housing and Urban Development 0.177%, 08/01/2021	4,788,000	4,796,916
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,537,936,778)		$1,537,936,778

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENT – 0.8%
Barclays Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $16,900,023 on 7-1-21, collateralized by $15,858,736 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-26 (valued at $17,238,075)	$16,900,000	$16,900,000
TOTAL REPURCHASE AGREEMENT (Cost $16,900,000)		$16,900,000
Total Investments (Money Market Trust) (Cost $2,128,752,388) – 100.0%		$2,128,752,388
Other assets and liabilities, net – (0.0%)		(73,428)
TOTAL NET ASSETS – 100.0%		$2,128,678,960
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury Inflation Protected Securities 0.125%, 02/15/2051 (A)		$758,848	$832,974
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $816,815)			$832,974
FOREIGN GOVERNMENT OBLIGATIONS - 42.6%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		34,723	13,149
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	485,665
			498,814
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,440,282
Bermuda - 0.1%
Government of Bermuda 2.375%, 08/20/2030		$200,000	199,500
Brazil - 2.4%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2029	BRL	23,357,000	4,982,546
Bulgaria - 0.2%
Republic of Bulgaria 1.375%, 09/23/2050	EUR	370,000	412,713
Canada - 1.0%
Government of Canada
0.500%, 12/01/2050	CAD	388,559	348,042
1.500%, 12/01/2044		570,331	603,747
2.750%, 12/01/2048		1,180,000	1,142,409
			2,094,198
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 0.5%
Republic of Chile
1.250%, 01/22/2051	EUR	430,000	$454,443
3.100%, 01/22/2061		$200,000	191,332
3.860%, 06/21/2047		200,000	220,348
5.000%, 03/01/2035	CLP	150,000,000	208,417
			1,074,540
Colombia - 0.9%
Republic of Colombia
3.875%, 03/22/2026	EUR	670,000	886,461
3.875%, 02/15/2061		$225,000	201,319
5.625%, 02/26/2044		255,000	288,737
6.000%, 04/28/2028	COP	1,667,200,000	426,580
			1,803,097
Croatia - 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	300,000	370,324
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	7,530,000	366,665
Dominican Republic - 0.1%
The Dominican Republic
6.400%, 06/05/2049		$150,000	161,250
7.450%, 04/30/2044		100,000	120,400
			281,650
Egypt - 0.1%
Arab Republic of Egypt 6.875%, 04/30/2040		125,000	121,715
Germany - 2.1%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030	EUR	3,055,215	4,369,003
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		$200,000	252,433
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.397%, 10/15/2042 (B)*	EUR	409,185,000	1,310,016
Honduras - 0.1%
Republic of Honduras 5.625%, 06/24/2030		$150,000	156,975
Hungary - 0.7%
Republic of Hungary
1.500%, 11/17/2050	EUR	475,000	523,003
1.625%, 04/28/2032		520,000	655,676
2.750%, 12/22/2026	HUF	97,030,000	337,594
			1,516,273
Iceland - 1.8%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,872,057
Indonesia - 2.1%
Republic of Indonesia
1.100%, 03/12/2033	EUR	420,000	485,993
1.400%, 10/30/2031		380,000	458,126
8.375%, 03/15/2034	IDR	33,135,000,000	2,526,761
9.000%, 03/15/2029		11,324,000,000	903,832
			4,374,712
Israel - 1.7%
State of Israel 3.750%, 03/31/2047	ILS	8,740,000	3,473,588

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ivory Coast - 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	200,000	$236,762
Japan - 4.6%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,047,885,084	9,668,142
Jordan - 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$200,000	207,808
Kazakhstan - 0.3%
Republic of Kazakhstan
1.500%, 09/30/2034	EUR	100,000	119,231
6.500%, 07/21/2045		$400,000	584,400
			703,631
Macedonia - 0.2%
Republic of Macedonia
2.750%, 01/18/2025	EUR	150,000	186,489
3.675%, 06/03/2026		200,000	261,185
			447,674
Malaysia - 0.3%
Government of Malaysia 3.899%, 11/16/2027	MYR	2,680,000	680,883
Mexico - 1.3%
Government of Mexico
3.625%, 04/09/2029	EUR	550,000	762,810
4.000%, 11/15/2040	MXN	19,342,262	1,046,165
5.625%, 03/19/2114	GBP	100,000	150,788
7.500%, 06/03/2027	MXN	16,859,300	881,430
			2,841,193
Morocco - 0.3%
Kingdom of Morocco
2.000%, 09/30/2030	EUR	310,000	363,545
5.500%, 12/11/2042		$240,000	272,429
			635,974
New Zealand - 0.9%
Government of New Zealand 1.500%, 05/15/2031	NZD	690,000	471,393
Government of New Zealand, Inflation Linked Bond 2.500%, 09/20/2035 to 09/20/2040		1,459,226	1,385,182
			1,856,575
Norway - 2.3%
Kingdom of Norway
1.375%, 08/19/2030 (C)	NOK	20,150,000	2,348,326
1.750%, 09/06/2029 (C)		21,131,000	2,539,311
			4,887,637
Oman - 0.1%
Sultanate of Oman 6.750%, 01/17/2048		$200,000	198,750
Panama - 0.9%
Republic of Panama
3.870%, 07/23/2060		200,000	203,970
4.500%, 04/16/2050 to 04/01/2056		1,560,000	1,765,520
			1,969,490
Paraguay - 0.1%
Republic of Paraguay 5.600%, 03/13/2048		200,000	235,000
Peru - 0.2%
Republic of Peru
3.750%, 03/01/2030	EUR	155,000	220,476
6.950%, 08/12/2031	PEN	730,000	212,888
			433,364
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines - 0.3%
Republic of the Philippines
1.750%, 04/28/2041	EUR	250,000	$292,960
3.200%, 07/06/2046		$285,000	285,482
			578,442
Poland - 0.5%
Republic of Poland
2.375%, 01/18/2036	EUR	270,000	387,876
3.250%, 07/25/2025	PLN	2,580,000	736,631
			1,124,507
Qatar - 0.1%
State of Qatar 4.400%, 04/16/2050		$200,000	242,409
Romania - 0.9%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	540,000	633,978
2.750%, 04/14/2041 (C)		170,000	199,944
3.875%, 10/29/2035		520,000	723,331
4.750%, 02/24/2025	RON	1,080,000	278,975
			1,836,228
Russia - 3.0%
Government of Russia
6.900%, 05/23/2029	RUB	240,040,000	3,269,796
7.050%, 01/19/2028		82,055,000	1,129,256
7.650%, 04/10/2030		84,090,000	1,196,614
8.150%, 02/03/2027		42,900,000	620,117
			6,215,783
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	680,000	831,116
2.250%, 02/02/2033 (C)		$667,000	647,957
			1,479,073
Senegal - 0.2%
Republic of Senegal
6.250%, 05/23/2033		200,000	210,511
6.750%, 03/13/2048		200,000	201,548
			412,059
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	115,936
Slovenia - 0.2%
Republic of Slovenia 0.488%, 10/20/2050		345,000	368,745
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,880,000	713,051
South Korea - 5.8%
Republic of Korea 1.375%, 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,785,517
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,474,094,515	1,394,735
			12,180,252
Thailand - 1.3%
Kingdom of Thailand 2.875%, 12/17/2028	THB	80,250,000	2,767,088
Turkey - 0.1%
Republic of Turkey 8.000%, 03/12/2025	TRY	1,690,000	145,091
Ukraine - 0.1%
Republic of Ukraine 7.375%, 09/25/2032		$200,000	209,978

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.1%
Government of Dubai 3.900%, 09/09/2050		$200,000	$186,203
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	15,911
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $91,248,679)			$89,564,740
CORPORATE BONDS - 20.0%
Canada - 0.3%
goeasy, Ltd. 4.375%, 05/01/2026 (C)		$40,000	41,000
New Red Finance, Inc. 3.875%, 01/15/2028 (C)		165,000	167,063
Nutrien, Ltd. 2.950%, 05/13/2030		37,000	39,030
Rogers Communications, Inc.
3.700%, 11/15/2049		115,000	122,422
4.350%, 05/01/2049		100,000	117,700
5.000%, 03/15/2044		110,000	137,414
			624,629
Cayman Islands - 0.1%
Seagate HDD Cayman 3.125%, 07/15/2029 (C)		190,000	184,094
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)		62,400	70,574
			254,668
Chile - 0.2%
Empresa Nacional del Petroleo 5.250%, 11/06/2029		200,000	223,067
Inversiones CMPC SA 3.850%, 01/13/2030		200,000	213,302
			436,369
China - 0.4%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027		200,000	195,778
Meituan 3.050%, 10/28/2030		200,000	197,139
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	190,511
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027		200,000	154,165
7.375%, 01/13/2026		200,000	156,940
			894,533
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		825,000	1,068,375
France - 0.2%
Faurecia SE 3.750%, 06/15/2028	EUR	145,000	180,964
Loxam SAS 3.750%, 07/15/2026		145,000	175,716
TotalEnergies SE (2.000% to 9-4-30, then 5 Year Euro Swap Rate + 2.404% to 9-4-50, then 5 Year Euro Swap Rate + 3.154%) 06/04/2030 (D)		100,000	119,299
			475,979
Indonesia - 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.150%, 05/21/2048		$200,000	252,500
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Ireland - 0.1%
Aptiv PLC 4.250%, 01/15/2026		$15,000	$16,944
Endo DAC 9.500%, 07/31/2027 (C)		72,000	73,440
			90,384
Italy - 0.1%
Banca Monte dei Paschi di Siena SpA (5.375% to 1-18-23, then 5 Year Euro Swap Rate + 5.005%) 01/18/2028	EUR	100,000	97,232
Japan - 0.2%
Rakuten Group, Inc. (5.125% to 4-22-26, then 5 Year CMT + 4.578% to 4-22-46, then 5 Year CMT + 5.078%) 04/22/2026 (C)(D)		$200,000	207,750
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) 04/22/2031 (C)(D)		200,000	216,000
			423,750
Luxembourg - 0.3%
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023	EUR	525,938	452,846
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (C)		$180,000	176,400
			629,246
Malaysia - 0.1%
Petronas Capital, Ltd. 3.404%, 04/28/2061 (C)		200,000	204,218
Morocco - 0.1%
OCP SA 5.125%, 06/23/2051 (C)		215,000	216,957
Netherlands - 0.4%
Deutsche Telekom International Finance BV 4.875%, 03/06/2042 (C)		150,000	186,199
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/2028		400,000	438,000
Trivium Packaging Finance BV 3.750%, 08/15/2026	EUR	140,000	168,288
			792,487
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		$45,000	48,884
Spain - 0.1%
Cellnex Finance Company 4.415%, 07/07/2041 (C)		245,000	241,874
United Arab Emirates - 0.2%
Abu Dhabi Crude Oil Pipeline LLC 4.600%, 11/02/2047		200,000	235,740
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040		200,000	198,158
			433,898
United Kingdom - 0.3%
AstraZeneca PLC 4.375%, 08/17/2048		24,000	30,019
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (C)		370,000	375,550

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Vodafone Group PLC (4.125% to 6-4-31, then 5 Year CMT + 2.767% to 6-4-51, then 5 Year CMT + 3.517%) 06/04/2081		$125,000	$124,813
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%) 06/04/2081		60,000	60,600
			590,982
United States - 16.3%
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		10,000	10,450
AEP Texas, Inc. 3.450%, 05/15/2051		355,000	366,811
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) 06/15/2026 (C)(D)		150,000	151,500
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)		61,000	64,109
Altria Group, Inc. 4.400%, 02/14/2026		24,000	27,155
Ambience Merger Sub, Inc. 7.125%, 07/15/2029 (C)		100,000	101,000
American Airlines, Inc. 5.750%, 04/20/2029 (C)		75,000	81,094
American International Group, Inc.
1.875%, 06/21/2027	EUR	200,000	256,047
3.875%, 01/15/2035		$40,000	45,236
4.750%, 04/01/2048		100,000	127,088
American University 3.672%, 04/01/2049		5,000	5,738
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		35,000	44,301
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048		20,000	24,417
Antero Midstream Partners LP
5.375%, 06/15/2029 (C)		62,000	64,635
5.750%, 03/01/2027 (C)		30,000	31,200
Antero Resources Corp. 8.375%, 07/15/2026 (C)		55,000	62,563
Anthem, Inc.
2.250%, 05/15/2030		55,000	55,473
3.700%, 09/15/2049		13,000	14,411
Apache Corp. 4.375%, 10/15/2028		60,000	63,870
Apple, Inc.
1.200%, 02/08/2028		45,000	44,356
2.650%, 05/11/2050		20,000	19,637
APX Group, Inc. 6.750%, 02/15/2027 (C)		85,000	90,627
Aramark Services, Inc. 6.375%, 05/01/2025 (C)		170,000	180,625
Arches Buyer, Inc. 6.125%, 12/01/2028 (C)		140,000	144,200
AssuredPartners, Inc. 5.625%, 01/15/2029 (C)		180,000	180,000
AT&T, Inc.
2.300%, 06/01/2027		30,000	31,029
3.500%, 06/01/2041		20,000	20,775
3.500%, 09/15/2053 (C)		48,000	48,224
AutoZone, Inc. 1.650%, 01/15/2031		30,000	28,540
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	$42,000	$42,340
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041	56,000	54,348
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	25,000	26,632
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	25,000	30,995
BAT Capital Corp.
3.222%, 08/15/2024	45,000	47,797
4.390%, 08/15/2037	37,000	39,896
4.906%, 04/02/2030	44,000	50,549
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (C)	40,000	40,940
5.250%, 01/30/2030 (C)	185,000	172,050
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (C)	59,000	60,475
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (C)	95,000	94,757
Belo Corp. 7.250%, 09/15/2027	98,000	113,680
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	24,000	23,220
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	675,000	671,598
Blue Racer Midstream LLC 7.625%, 12/15/2025 (C)	10,000	10,837
Bon Secours Mercy Health, Inc. 2.095%, 06/01/2031	23,000	22,788
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	640,000	652,800
Boston Gas Company 3.001%, 08/01/2029 (C)	105,000	110,503
Boston Scientific Corp. 4.700%, 03/01/2049	15,000	19,184
Boyd Gaming Corp. 8.625%, 06/01/2025 (C)	145,000	159,844
BP Capital Markets America, Inc.
2.772%, 11/10/2050	30,000	27,782
3.379%, 02/08/2061	200,000	201,063
Brandywine Operating Partnership LP 4.550%, 10/01/2029	20,000	22,406
Brighthouse Financial, Inc. 5.625%, 05/15/2030	22,000	26,768
Brixmor Operating Partnership LP 3.900%, 03/15/2027	30,000	32,917
Broadcom Corp. 3.875%, 01/15/2027	70,000	77,348
Broadcom, Inc. 4.300%, 11/15/2032	170,000	193,583
Buckeye Partners LP 4.500%, 03/01/2028 (C)	185,000	189,682
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	479,000	503,645
BWX Technologies, Inc. 4.125%, 06/30/2028 (C)	170,000	173,188
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (C)	125,000	139,025

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Carnival Corp.
7.625%, 03/01/2026 (C)	$120,000	$130,350
11.500%, 04/01/2023 (C)	125,000	140,675
Carrier Global Corp. 3.577%, 04/05/2050	22,000	23,330
CCO Holdings LLC 5.375%, 06/01/2029 (C)	108,000	118,055
CDW LLC 3.250%, 02/15/2029	649,000	657,567
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	45,000	46,136
CF Industries, Inc.
4.950%, 06/01/2043	140,000	165,493
5.375%, 03/15/2044	20,000	24,784
Charter Communications Operating LLC 3.700%, 04/01/2051	38,000	37,585
Cimarex Energy Company 4.375%, 06/01/2024	30,000	32,653
Citigroup, Inc. 5.300%, 05/06/2044	10,000	13,466
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026	65,000	69,563
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	20,000	23,353
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (D)	380,000	392,103
Cleco Corporate Holdings LLC 4.973%, 05/01/2046	4,000	4,782
Comcast Corp.
2.800%, 01/15/2051	12,000	11,546
3.750%, 04/01/2040	40,000	45,091
CommonSpirit Health
2.782%, 10/01/2030	30,000	31,131
3.817%, 10/01/2049	115,000	128,825
Commonwealth Edison Company 3.125%, 03/15/2051	23,000	24,009
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	218,815
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	25,000	25,094
6.000%, 01/15/2029 (C)	50,000	53,500
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (C)	75,000	78,000
Conagra Brands, Inc. 5.400%, 11/01/2048	165,000	221,495
Consolidated Communications, Inc. 6.500%, 10/01/2028 (C)	109,000	117,257
Continental Resources, Inc. 4.500%, 04/15/2023	25,000	26,015
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	30,000	31,088
Credit Acceptance Corp. 6.625%, 03/15/2026	160,000	168,400
CSC Holdings LLC 3.375%, 02/15/2031 (C)	200,000	188,982
CVS Health Corp.
4.780%, 03/25/2038	18,000	22,144
5.050%, 03/25/2048	20,000	25,978
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	$150,000	$154,053
Diamondback Energy, Inc. 4.750%, 05/31/2025	30,000	33,778
Discovery Communications LLC 5.000%, 09/20/2037	20,000	24,269
DISH DBS Corp. 5.125%, 06/01/2029 (C)	61,000	60,233
Dollar General Corp. 4.125%, 05/01/2028	45,000	51,534
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	10,000	12,970
6.625%, 02/01/2032	10,000	13,918
DT Midstream, Inc.
4.125%, 06/15/2029 (C)	60,000	60,920
4.375%, 06/15/2031 (C)	70,000	71,525
Duke Energy Corp. 3.300%, 06/15/2041	100,000	102,433
Duke Realty LP 1.750%, 02/01/2031	125,000	119,900
Eagle Materials, Inc. 2.500%, 07/01/2031 (E)	34,000	33,684
Embarq Corp. 7.995%, 06/01/2036	25,000	28,341
Enact Holdings, Inc. 6.500%, 08/15/2025 (C)	100,000	110,220
Endure Digital, Inc. 6.000%, 02/15/2029 (C)	190,000	188,100
Energizer Holdings, Inc. 4.375%, 03/31/2029 (C)	180,000	180,185
Energy Transfer LP
4.200%, 04/15/2027	15,000	16,566
4.750%, 01/15/2026	20,000	22,516
5.000%, 05/15/2050	10,000	11,558
EnLink Midstream LLC 5.625%, 01/15/2028 (C)	114,000	120,428
Equifax, Inc. 2.600%, 12/15/2025	10,000	10,524
Evergy Metro, Inc.
3.650%, 08/15/2025	45,000	49,401
4.200%, 03/15/2048	10,000	12,068
Exelon Corp.
4.050%, 04/15/2030	27,000	30,751
4.450%, 04/15/2046	5,000	6,062
FirstCash, Inc. 4.625%, 09/01/2028 (C)	696,000	727,564
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	100,000	104,000
Flex, Ltd. 4.875%, 05/12/2030	130,000	150,860
Freedom Mortgage Corp.
6.625%, 01/15/2027 (C)	185,000	186,156
7.625%, 05/01/2026 (C)	70,000	72,870
8.125%, 11/15/2024 (C)	199,000	205,716
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (C)	75,000	80,344
6.750%, 05/01/2029 (C)	160,000	170,123
General Electric Company 6.750%, 03/15/2032	15,000	20,792
General Motors Financial Company, Inc.
2.400%, 04/10/2028	45,000	45,684
4.350%, 01/17/2027	32,000	35,977
Genworth Holdings, Inc.
6.500%, 06/15/2034	65,000	66,088

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Genworth Holdings, Inc. (continued)
7.625%, 09/24/2021	$55,000	$55,847
Gilead Sciences, Inc. 2.800%, 10/01/2050	35,000	33,712
Global Payments, Inc. 3.200%, 08/15/2029	31,000	33,181
Graphic Packaging International LLC 3.500%, 03/01/2029 (C)	190,000	188,233
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	46,000	47,253
3.450%, 10/15/2027 (C)	285,000	299,544
Gray Television, Inc. 4.750%, 10/15/2030 (C)	95,000	94,670
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	53,250
GYP Holdings III Corp. 4.625%, 05/01/2029 (C)	90,000	90,338
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (C)	119,171	127,943
Healthpeak Properties, Inc. 3.500%, 07/15/2029	40,000	44,168
Hess Corp. 5.800%, 04/01/2047	20,000	26,061
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	30,000	40,301
Hightower Holding LLC 6.750%, 04/15/2029 (C)	210,000	214,200
Hologic, Inc. 3.250%, 02/15/2029 (C)	185,000	183,381
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	729,000	679,793
HUB International, Ltd. 7.000%, 05/01/2026 (C)	84,000	87,116
Huntsman International LLC 4.500%, 05/01/2029	20,000	22,739
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	34,000	32,585
4.250%, 09/21/2048	135,000	158,940
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	261,166	287,914
JPMorgan Chase & Co. 5.500%, 10/15/2040	25,000	34,263
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	60,000	62,491
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	15,476
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	25,000	28,799
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	480,000	497,424
Kaiser Foundation Hospitals 2.810%, 06/01/2041	10,000	10,199
Kraft Heinz Foods Company 4.250%, 03/01/2031	30,000	34,080
L Brands, Inc. 7.500%, 06/15/2029	102,000	120,105
L3Harris Technologies, Inc. 3.850%, 06/15/2023	45,000	47,831
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)		$51,000	$50,928
5.250%, 10/01/2025 (C)		130,000	132,275
Lamar Media Corp. 3.625%, 01/15/2031 (C)		190,000	185,725
LBM Acquisition LLC 6.250%, 01/15/2029 (C)		254,000	255,956
LD Holdings Group LLC
6.125%, 04/01/2028 (C)		113,000	112,859
6.500%, 11/01/2025 (C)		230,000	236,164
Lear Corp. 3.800%, 09/15/2027		17,000	18,737
Lennar Corp. 4.750%, 11/29/2027		155,000	179,160
LGI Homes, Inc. 4.000%, 07/15/2029 (C)		126,000	126,630
Liberty Mutual Group, Inc. 4.300%, 02/01/2061 (C)		235,000	214,663
Lincoln National Corp. 3.400%, 01/15/2031		30,000	32,760
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (C)		10,000	10,754
Magic Mergeco, Inc. 7.875%, 05/01/2029 (C)		299,000	308,344
Marvell Technology, Inc. 2.950%, 04/15/2031 (C)		95,000	98,455
Matador Resources Company 5.875%, 09/15/2026		147,000	151,410
McKesson Corp. 4.750%, 05/30/2029		145,000	171,837
MGIC Investment Corp. 5.250%, 08/15/2028		100,000	106,000
Microsoft Corp. 3.450%, 08/08/2036		25,000	28,902
MidAmerican Energy Company 3.150%, 04/15/2050		22,000	23,498
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (C)		375,000	376,448
6.500%, 05/01/2028 (C)		60,000	62,792
Molson Coors Beverage Company 4.200%, 07/15/2046		40,000	44,562
Morgan Stanley
3.950%, 04/23/2027		10,000	11,174
4.875%, 11/01/2022		10,000	10,565
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025		20,000	19,929
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031		40,000	44,650
MSCI, Inc. 3.875%, 02/15/2031 (C)		980,013	1,016,980
Nasdaq, Inc. 0.875%, 02/13/2030	EUR	100,000	120,221
National Retail Properties, Inc. 4.300%, 10/15/2028		$30,000	33,965
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (C)		120,000	119,400
5.500%, 08/15/2028 (C)		85,000	85,691
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)		35,000	40,109
Nordstrom, Inc. 2.300%, 04/08/2024 (C)		35,000	35,110
Northern States Power Company 2.600%, 06/01/2051		25,000	23,745

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Novant Health, Inc. 2.637%, 11/01/2036	$15,000	$15,280
Novelis Corp. 4.750%, 01/30/2030 (C)	110,000	115,500
Occidental Petroleum Corp.
3.000%, 02/15/2027	70,000	69,475
4.400%, 08/15/2049	75,000	72,000
Oglethorpe Power Corp.
3.750%, 08/01/2050	4,000	4,222
5.250%, 09/01/2050	4,000	5,040
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030	50,000	53,134
OneMain Finance Corp. 6.625%, 01/15/2028	50,000	57,318
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	175,000	178,465
Oracle Corp.
3.600%, 04/01/2050	25,000	25,671
3.950%, 03/25/2051	140,000	152,808
4.100%, 03/25/2061	105,000	116,413
Otis Worldwide Corp. 3.112%, 02/15/2040	20,000	20,671
Pacific Gas & Electric Company
3.300%, 08/01/2040	140,000	126,430
4.500%, 07/01/2040	125,000	125,061
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	36,000	36,804
PDC Energy, Inc. 5.750%, 05/15/2026	460,000	480,553
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (C)	615,000	592,497
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)	35,000	36,916
Phillips 66 Partners LP 3.150%, 12/15/2029	50,000	52,516
Plains All American Pipeline LP 3.800%, 09/15/2030	55,000	58,853
Post Holdings, Inc.
4.500%, 09/15/2031 (C)	175,000	174,711
4.625%, 04/15/2030 (C)	170,000	172,861
5.625%, 01/15/2028 (C)	112,000	118,720
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	275,000	299,063
Range Resources Corp. 8.250%, 01/15/2029 (C)	5,000	5,638
Rattler Midstream LP 5.625%, 07/15/2025 (C)	165,000	173,456
Reynolds American, Inc.
4.850%, 09/15/2023	20,000	21,813
5.850%, 08/15/2045	580,000	710,184
Rockies Express Pipeline LLC 7.500%, 07/15/2038 (C)	155,000	171,275
Royalty Pharma PLC 3.300%, 09/02/2040 (C)	34,000	34,238
salesforce.com, Inc.
2.700%, 07/15/2041 (E)	30,000	30,124
3.050%, 07/15/2061 (E)	135,000	136,785
San Diego Gas & Electric Company 3.320%, 04/15/2050	40,000	42,314
Santander Holdings USA, Inc. 3.450%, 06/02/2025	35,000	37,612
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (C)	65,000	64,795
Service Properties Trust 4.950%, 10/01/2029	190,000	187,388
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Signal Parent, Inc. 6.125%, 04/01/2029 (C)	$167,000	$160,320
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	85,000	85,755
SLM Corp. 4.200%, 10/29/2025	57,000	61,275
Southern California Edison Company
3.650%, 02/01/2050	125,000	125,011
4.125%, 03/01/2048	120,000	127,882
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)	75,000	78,541
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)	25,000	26,563
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	120,000	127,200
SRS Distribution, Inc. 6.125%, 07/01/2029 (C)	75,000	77,183
Standard Industries, Inc. 4.375%, 07/15/2030 (C)	609,000	628,031
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (C)	155,000	166,238
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	105,250
Sutter Health 4.091%, 08/15/2048	105,000	125,810
Synchrony Financial
3.700%, 08/04/2026	45,000	49,134
4.375%, 03/19/2024	10,000	10,884
Sysco Corp. 6.600%, 04/01/2040 to 04/01/2050	153,000	226,575
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	57,269
Teledyne Technologies, Inc. 2.750%, 04/01/2031	45,000	46,222
Terex Corp. 5.000%, 05/15/2029 (C)	188,000	195,990
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (C)	105,000	119,477
The Charles Schwab Corp. 0.750%, 03/18/2024	40,000	40,226
The Charles Schwab Corp. (5.000% to 12-1-27, then 3 month LIBOR + 2.575%) 12/01/2027 (D)	175,000	184,844
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	90,000	99,381
The Home Depot, Inc. 2.375%, 03/15/2051	35,000	32,372
The Southern Company 3.700%, 04/30/2030	15,000	16,541
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) 09/15/2051	185,000	186,184
The Toledo Hospital 5.750%, 11/15/2038	100,000	121,725
The University of Chicago 2.761%, 04/01/2045	25,000	25,358
The William Carter Company 5.625%, 03/15/2027 (C)	618,000	650,260
The Williams Companies, Inc. 3.500%, 11/15/2030	42,000	45,840
T-Mobile USA, Inc.
3.750%, 04/15/2027	30,000	33,150
4.500%, 04/15/2050	19,000	22,624

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
TopBuild Corp. 3.625%, 03/15/2029 (C)		$220,000	$217,800
TransDigm, Inc. 6.250%, 03/15/2026 (C)		170,000	179,350
TreeHouse Foods, Inc. 4.000%, 09/01/2028		90,000	89,325
Tri Pointe Homes, Inc. 5.700%, 06/15/2028		165,000	181,913
United Natural Foods, Inc. 6.750%, 10/15/2028 (C)		113,000	121,606
United States Steel Corp. 6.875%, 03/01/2029		195,000	208,650
United Wholesale Mortgage LLC 5.500%, 11/15/2025 to 04/15/2029 (C)		931,000	934,827
UnitedHealth Group, Inc. 3.750%, 10/15/2047		25,000	28,723
Unum Group
4.000%, 03/15/2024		34,000	36,649
4.125%, 06/15/2051		155,000	156,382
VEREIT Operating Partnership LP 3.400%, 01/15/2028		10,000	10,875
Verizon Communications, Inc.
2.100%, 03/22/2028		35,000	35,732
3.400%, 03/22/2041		20,000	21,157
4.000%, 03/22/2050		10,000	11,484
4.016%, 12/03/2029		65,000	74,530
ViacomCBS, Inc. 5.250%, 04/01/2044		20,000	25,584
Victoria's Secret & Company 4.625%, 07/15/2029 (C)		126,000	126,000
Victors Merger Corp. 6.375%, 05/15/2029 (C)		275,000	277,063
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		640,000	666,694
Wabtec Corp. 3.200%, 06/15/2025		80,000	85,080
Wells Fargo & Company 5.375%, 11/02/2043		20,000	26,673
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051		15,000	20,548
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)		239,000	267,658
Xcel Energy, Inc. 3.400%, 06/01/2030		27,000	29,596
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		175,000	181,823
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)		70,000	76,125
Zoetis, Inc. 3.000%, 05/15/2050		25,000	25,792
			34,202,720
TOTAL CORPORATE BONDS (Cost $40,760,154)			$41,979,685
CONVERTIBLE BONDS - 1.6%
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025 (C)		20,000	25,050
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	146,418
Spain - 0.0%
Cellnex Telecom SA, 0.750%, 11/20/2031		100,000	115,848
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United Kingdom - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (C)	$400,000	$452,520
United States - 1.3%
Airbnb, Inc., 1.248%, 03/15/2026 (C)(F)	105,000	98,963
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026	60,000	110,625
Bandwidth, Inc., 0.250%, 03/01/2026	25,000	40,550
Bandwidth, Inc., 0.500%, 04/01/2028 (C)	90,000	92,475
Bloomin' Brands, Inc., 5.000%, 05/01/2025	8,000	19,395
DraftKings, Inc., 1.544%, 03/15/2028 (C)(F)	20,000	18,020
Etsy, Inc., 0.125%, 10/01/2026	12,000	28,752
FTI Consulting, Inc., 2.000%, 08/15/2023	25,000	35,675
JetBlue Airways Corp., 0.500%, 04/01/2026 (C)	20,000	19,930
John Bean Technologies Corp., 0.250%, 05/15/2026 (C)	24,000	25,464
Lumentum Holdings, Inc., 0.500%, 12/15/2026	95,000	102,486
Medallia, Inc., 0.125%, 09/15/2025 (C)	85,000	92,650
MicroStrategy, Inc., 5.265%, 02/15/2027 (C)(F)	420,000	313,320
NuVasive, Inc., 0.375%, 03/15/2025	170,000	167,556
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	104,000	117,936
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	95,300
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	26,695
Pioneer Natural Resources Company, 0.250%, 05/15/2025	65,000	103,708
Rapid7, Inc., 0.250%, 03/15/2027 (C)	85,000	94,299
Redfin Corp., 0.500%, 04/01/2027 (C)	100,000	98,650
Repay Holdings Corp., 0.216%, 02/01/2026 (C)(F)	86,000	85,140
Revance Therapeutics, Inc., 1.750%, 02/15/2027	75,000	87,499
RingCentral, Inc., Zero Coupon, 0.000%, 03/15/2026 (C)	95,000	96,069
Southwest Airlines Company, 1.250%, 05/01/2025	17,000	25,744
Splunk, Inc., 1.125%, 06/15/2027	125,000	121,797
Spotify USA, Inc., 1.395%, 03/15/2026 (C)(F)	90,000	84,240
Square, Inc., 0.125%, 03/01/2025	15,000	30,891
Tandem Diabetes Care, Inc., 1.500%, 05/01/2025 (C)	75,000	85,223
The Middleby Corp., 1.000%, 09/01/2025 (C)	101,000	145,390
Twitter, Inc., 0.997%, 03/15/2026 (C)(F)	100,000	95,375
Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025 (C)	30,000	30,420
Workday, Inc., 0.250%, 10/01/2022	55,000	90,921
		2,681,158
TOTAL CONVERTIBLE BONDS (Cost $3,188,728)		$3,420,994
MUNICIPAL BONDS - 3.4%
United States - 3.4%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	67,613
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	481,213

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	$55,000	$78,235
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	108,491
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	76,998
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	128,839
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	301,605
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	245,477
City of Tampa (Florida) 2.780%, 09/01/2036 (F)	100,000	65,566
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	630,414
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	90,269
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	131,041
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	191,950
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	201,254
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	138,398
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	51,431
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	134,218
District of Columbia 3.432%, 04/01/2042	405,000	427,423
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	194,274
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	150,000	176,158
Iowa Finance Authority 3.250%, 07/01/2050	50,000	54,951
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	137,101
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	21,831
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	130,664
Michigan Strategic Fund 3.225%, 09/01/2047 (E)	75,000	76,124
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045		$50,000	$58,343
New York City Transitional Finance Authority 4.000%, 05/01/2045		75,000	88,996
Orange County Convention Center (Florida) 5.000%, 10/01/2031		55,000	64,495
Port Authority of New York & New Jersey 4.000%, 03/15/2030		230,000	273,568
Port Authority of New York & New Jersey 5.000%, 09/15/2033		140,000	172,857
Port Authority of New York & New Jersey 4.823%, 06/01/2045		140,000	158,344
Port Authority of New York & New Jersey 1.086%, 07/01/2023		25,000	25,318
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	234,281
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	118,086
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	78,052
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	400,693
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	189,514
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	152,772
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	120,063
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	379,641
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	179,616
University of California 1.316%, 05/15/2027		45,000	45,137
Wisconsin Center District 4.173%, 12/15/2050		65,000	70,328
TOTAL MUNICIPAL BONDS (Cost $6,801,342)			$7,151,642
TERM LOANS (G) - 8.6%
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%), 3.500%, 01/28/2028	EUR	140,000	164,967
Germany - 0.0%
Birkenstock US BidCo, Inc., USD Term Loan B, TBD 04/27/2028 (H)		$100,000	99,958
Israel - 0.0%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%), 2.854%, 03/13/2028		99,750	99,240

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		$200,000	$198,782
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%), 4.000%, 04/21/2028		105,000	105,295
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%), 4.500%, 10/01/2026		99,499	99,803
			403,880
Netherlands - 0.2%
Boels Topholding BV, 2020 EUR Term Loan B (3 month EURIBOR + 4.000%), 4.000%, 02/06/2027	EUR	155,000	182,872
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.073%, 04/30/2028		$200,000	197,100
			379,972
Sweden - 0.2%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.500%), 3.500%, 07/20/2026	EUR	155,000	183,209
Verisure Holding AB, 2021 EUR Term Loan (3 month EURIBOR + 3.500%), 3.500%, 03/27/2028		185,000	218,605
			401,814
United Kingdom - 0.1%
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%), 4.250%, 09/17/2027		180,000	213,488
United States - 7.8%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.604%, 02/15/2027		$246,875	243,994
Adient U.S. LLC, 2021 Term Loan B (1 month LIBOR + 3.500%), 3.604%, 04/08/2028		100,000	99,969
ADMI Corp., 2021 Incremental Term Loan B3, TBD 12/23/2027 (H)		100,000	99,813
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 2.750%), 3.250%, 12/23/2027		99,750	98,566
AlixPartners LLP, 2021 USD Term Loan B (1 month LIBOR + 2.750%), 3.250%, 02/04/2028		159,600	158,869
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/08/2027		123,036	123,132
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.104%, 10/01/2025		82,770	82,227
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.604%, 01/29/2027		99,000	98,678
American Airlines, Inc., 2021 Term Loan (3 month LIBOR + 4.750%), 5.500%, 04/20/2028		100,000	104,175
APX Group, Inc., 2020 Term Loan (Prime rate + 4.000%), 7.250%, 12/31/2025		99,000	99,140
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.854%, 03/11/2025		125,000	123,541
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.345%, 10/01/2025		$196,970	$196,170
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.354%, 12/23/2026		147,827	146,072
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.354%, 01/31/2028		145,000	146,027
Avantor Funding, Inc., 2020 Incremental Term Loan B4 (1 month LIBOR + 2.250%), 3.250%, 11/08/2027		179,100	179,025
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.104%, 06/02/2025		109,459	108,953
Beacon Roofing Supply, Inc., 2021 Term Loan B (1 month LIBOR + 2.500%), 2.604%, 04/23/2028		197,943	196,734
Belron Finance US LLC, 2019 USD Term Loan B3 (3 month LIBOR + 2.250%), 2.438%, 10/30/2026		197,494	196,074
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.100%, 11/07/2025		252,394	249,948
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.104%, 06/15/2025		173,657	171,511
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.338%, 09/15/2023		195,904	195,585
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.625%, 08/15/2025		98,728	98,111
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%), 4.000%, 02/02/2026		99,000	98,876
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%), 4.604%, 07/21/2025		168,725	169,147
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%), 3.500%, 03/01/2024		184,677	184,437
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.860%, 02/01/2027		148,116	147,005
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%), 3.354%, 04/30/2026		182,644	180,818
Core & Main LP, 2017 Term Loan B (1 and 3 month LIBOR + 2.750%), 3.750%, 08/01/2024		246,803	246,418
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.104%, 10/16/2026		197,500	197,583
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	297,000	353,605
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$697,950	700,567
Diamond BC BV, EUR Term Loan (3 month EURIBOR + 3.250%), 3.250%, 09/06/2024	EUR	48,160	56,874

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%), 3.185%, 09/06/2024	$222,123	$220,781
DT Midstream, Inc., Term Loan B, TBD 05/25/2028 (H)	130,000	130,116
E2open LLC, 2020 Term Loan B, TBD 02/04/2028 (H)	115,000	115,000
EG America LLC, 2021 Term Loan, TBD 03/31/2026 (H)	100,000	100,000
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.842%, 08/02/2027	290,520	285,921
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.104%, 01/31/2026	197,487	197,118
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%), 4.250%, 02/10/2028	100,000	99,458
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%), 3.936%, 08/03/2026	99,494	99,515
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 4.000%, 07/30/2027	135,057	134,849
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%), 4.000%, 02/23/2028	100,000	99,521
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (1 month LIBOR + 3.750%), 4.500%, 05/01/2028	99,750	99,750
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%), 4.750%, 10/01/2027	114,425	114,682
Go Daddy Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 2.000%), 2.104%, 08/10/2027	133,650	132,752
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.592%, 01/02/2026	250,000	248,658
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%), 5.000%, 03/06/2028	278,600	279,297
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%), 3.750%, 10/19/2027	132,324	132,235
Hayward Industries, Inc., 2021 Term Loan, TBD 05/12/2028 (H)	125,000	124,649
Heartland Dental LLC, 2021 Incremental Term Loan, TBD 04/30/2025 (H)	120,000	119,700
Horizon Therapeutics USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.000%), 2.500%, 03/15/2028	114,713	113,888
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.926%, 04/25/2025	246,193	243,335
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.000%, 04/25/2025	197,504	197,366
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	163,737	163,873
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%), 4.250%, 12/15/2027	$99,500	$99,438
LBM Acquisition LLC, Delayed Draw Term Loan, TBD 12/17/2027 (H)	19,145	18,998
LBM Acquisition LLC, Term Loan B (3 month LIBOR + 3.750%), 4.500%, 12/17/2027	85,938	85,276
LBM Acquisition, LLC, 2021 Incremental Term Loan B2, TBD 12/17/2027 (H)	66,667	66,083
LBM Acquisition, LLC, Incremental Term Loan B2, TBD 12/17/2027 (H)	33,333	33,042
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%), 4.500%, 05/12/2028	100,000	100,031
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	172,768	172,258
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	222,636	222,389
Navistar, Inc., 2017 1st Lien Term Loan B (2 month LIBOR + 3.500%), 3.600%, 11/06/2024	123,406	123,406
NEP Group, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%), 3.397%, 10/20/2025	246,835	240,047
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.354%, 02/15/2027	123,438	121,569
Nouryon USA LLC, 2018 USD Term Loan B (Prime rate + 1.750% and 1 month LIBOR + 2.750%), 3.133%, 10/01/2025	119,499	118,528
Organon & Company, USD Term Loan, TBD 06/02/2028 (H)	125,000	125,079
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%), 4.250%, 11/30/2027	99,750	99,800
PAI Holdco, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%), 4.500%, 10/28/2027	99,750	99,906
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%), 3.854%, 03/31/2027	123,489	123,111
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	110,484	110,084
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%), 4.500%, 02/01/2028	109,725	109,953
PowerTeam Services LLC, Incremental Term Loan, TBD 03/06/2025 (H)	100,000	99,500
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.250%), 2.750%, 01/13/2028	174,563	174,262
ProAmpac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 4.000%), 5.000%, 11/03/2025	110,000	109,808
Proofpoint, Inc., 1st Lien Term Loan, TBD 06/09/2028 (H)	100,000	99,388

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.604%, 02/01/2027	$197,000	$195,091
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.750%, 04/24/2028	100,000	99,650
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 2.854%, 08/14/2024	198,462	196,973
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.354%, 12/31/2025	196,970	194,754
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%), 3.845%, 09/03/2026	99,492	99,272
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%), 4.250%, 03/25/2028	200,000	196,250
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%), 4.750%, 10/20/2027	100,000	105,569
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%), 4.500%, 06/02/2028	120,000	120,286
SRS Distribution, Inc., 2021 Term Loan B, TBD 06/02/2028 (H)	155,000	154,828
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.854%, 04/16/2025	115,571	114,126
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.854%, 04/16/2025	87,806	86,709
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%), 4.500%, 08/31/2026	198,472	199,184
Tecta America Corp., 2021 Term Loan (3 month LIBOR + 4.250%), 5.000%, 04/01/2028	130,000	130,163
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.345%, 02/06/2026	346,571	344,783
The Hertz Corp., 2021 Term Loan B, TBD 06/14/2028 (H)	84,142	84,037
The Hertz Corp., 2021 Term Loan C, TBD 06/14/2028 (H)	15,858	15,838
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%), 5.000%, 04/15/2028	130,000	130,473
TK Elevator U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%), 4.478%, 07/30/2027	278,602	278,719
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.354%, 05/30/2025	197,000	194,080
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 3.250%), 3.750%, 03/03/2028	612	607
TricorBraun Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.250%), 3.750%, 03/03/2028	81,637	80,995
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Tronox Finance LLC, 2021 Term Loan B (1 and 3 month LIBOR + 2.500%), 2.630%, 03/13/2028	$153,761	$152,664
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 3.000%), 3.750%, 04/29/2026	184,055	183,738
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%), 4.000%, 05/04/2026	109,176	109,240
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.854%, 05/04/2026	148,116	148,130
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.500%, 04/21/2028	99,750	100,969
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 3.000%), 3.073%, 01/31/2029	180,000	178,740
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.854%, 06/27/2023	178,512	176,652
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.147%, 05/16/2024	123,397	122,183
Virgin Media Bristol LLC, 2020 USD Term Loan Q (3 month LIBOR + 3.250%), 3.353%, 01/31/2029	145,000	144,778
Weber-Stephen Products LLC, Term Loan B (1 month LIBOR + 3.250%), 4.000%, 10/30/2027	99,500	99,624
White Cap Buyer LLC, Term Loan B (3 month LIBOR + 4.000%), 4.500%, 10/19/2027	134,325	134,493
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%), 4.000%, 04/13/2028	100,000	100,250
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 3.592%, 09/30/2026	149,250	148,728
		16,378,640
TOTAL TERM LOANS (Cost $17,689,920)		$18,141,959
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Commercial and residential - 5.0%
ACRE Commercial Mortgage, Ltd., Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 1.483%, 12/18/2037 (C)(I)	100,000	99,489
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(J)	180,000	185,688
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (C)(J)	125,000	124,749
BANK, Series 2021-BN32, Class XA IO, 0.894%, 04/15/2054	999,585	60,079
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.923%, 08/15/2036 (C)(I)	100,000	100,093
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.390%, 03/15/2062	566,722	42,988
Series 2020-B22, Class XA IO, 1.636%, 01/15/2054	204,808	24,481

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 04/25/2031 (C)	$152,287	$152,317
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.823%, 11/15/2035 (C)(I)	58,626	58,645
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.173%, 11/15/2035 (C)(I)	137,500	137,544
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 0.993%, 10/15/2036 (C)(I)	248,948	249,273
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.323%, 10/15/2036 (C)(I)	248,948	249,191
Series 2020-BXLP, Class G (1 month LIBOR + 2.500%), 2.573%, 12/15/2036 (C)(I)	97,049	96,991
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 2.823%, 10/15/2037 (C)(I)	270,000	270,547
BX Trust
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 2.043%, 05/15/2035 (C)(I)	80,000	79,998
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.573%, 01/15/2034 (C)(I)	55,000	55,000
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%), 2.323%, 01/15/2034 (C)(I)	40,000	39,988
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.971%, 12/15/2047 (C)(J)	275,000	276,819
CIM Trust, Series 2021-R4, Class A1, 2.000%, 05/01/2061 (C)(J)	280,000	279,983
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class B, 5.046%, 11/10/2046 (J)	169,000	182,511
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	200,000	213,554
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (C)(J)	100,000	100,317
Series 2020-SBX, Class D, 2.398%, 01/10/2038 (C)(J)	100,000	100,109
Series 2021-LBA, Class C (1 month LIBOR + 1.200%), 1.273%, 03/15/2038 (C)(I)	280,000	280,000
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.828%, 08/15/2037 (C)(J)	100,000	104,994
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (C)(J)	246,914	250,676
Series 2020-RPL6, Class A2, 3.264%, 03/25/2059 (C)(J)	215,000	213,132
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (C)(J)	86,585	86,532
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.589%, 04/25/2048 (C)(J)	$115,000	$120,847
Series 2015-K49, Class B, 3.721%, 10/25/2048 (C)(J)	250,000	271,236
Series 2016-K55, Class C, 4.163%, 04/25/2049 (C)(J)	50,000	53,897
Series 2017-K63, Class C, 3.872%, 02/25/2050 (C)(J)	189,000	201,052
Series 2018-K75, Class C, 3.975%, 04/25/2051 (C)(J)	120,000	129,818
Series 2018-K78, Class C, 4.128%, 06/25/2051 (C)(J)	182,000	200,282
Series 2019-K99, Class B, 3.646%, 10/25/2052 (C)(J)	180,000	197,225
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (J)	25,000	27,263
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.273%, 06/15/2038 (C)(I)	280,000	280,520
Series 2021-ROSS, Class A (1 month LIBOR + 1.150%), 1.223%, 05/15/2026 (C)(I)	100,000	100,034
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(J)	44,433	45,198
KKR Industrial Portfolio Trust
Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.110%, 03/15/2037 (C)(I)	241,051	241,289
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 1.323%, 12/15/2037 (C)(I)	130,000	129,961
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	117,966	118,086
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (1 month LIBOR + 1.250%), 1.374%, 07/15/2035 (C)(I)	100,000	99,844
Merit, Series 2020-HILL, Class B (1 month LIBOR + 1.400%), 1.473%, 08/15/2037 (C)(I)	105,000	105,428
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(J)	133,334	138,954
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C (1 month LIBOR + 1.351%), 1.424%, 04/15/2038 (C)(I)	205,000	205,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.191%, 12/15/2048 (J)	283,000	288,359
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.673%, 11/15/2034 (C)(I)	177,000	176,868
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.273%, 07/15/2035 (C)(I)	100,000	100,030

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.338%, 05/28/2052 (C)(J)	$166,779	$178,164
Series 2021-NQ1R, Class A1, 0.943%, 07/25/2055 (C)(J)	150,092	150,148
Series 2021-NQ1R, Class A3, 1.198%, 07/25/2055 (C)(J)	69,805	69,844
New York Mortgage Trust, Series 2021-BPL1, Class A1, 2.239%, 05/25/2026 (C)	230,000	229,736
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2, 3.598%, 02/25/2061 (C)	185,000	184,718
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(J)	221,062	222,238
Series 2020-2, Class A1, 3.671%, 08/25/2025 (C)	176,050	177,242
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	135,403	136,122
Series 2021-3, Class A2, 3.720%, 04/25/2026 (C)	110,000	109,796
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	156,139	155,909
Series 2021-5, Class A1, 1.793%, 06/25/2026 (C)	140,000	140,024
SFO Commercial Mortgage Trust, Series 2021-555, Class B (1 month LIBOR + 1.500%), 1.573%, 05/15/2038 (C)(I)	70,000	70,109
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (C)(J)	190,392	190,317
Verus Securitization Trust
Series 2020-1, Class A3, 2.724%, 01/25/2060 (C)	128,223	129,699
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(J)	100,000	104,459
VMC Finance LLC, Series 2021-FL4, Class A (1 month LIBOR + 1.100%), 1.183%, 06/16/2036 (C)(I)	195,000	195,062
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 02/27/2051 (C)	81,931	82,011
VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 03/27/2051 (C)	90,642	90,690
VOLT XCVIII LLC, Series 2021-NPL7, Class A1, 2.116%, 04/25/2051 (C)	65,053	65,078
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(J)	48,395	48,914
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.266%, 06/15/2044 (C)(J)	255,000	254,332
Series 2011-C5, Class C, 5.901%, 11/15/2044 (C)(J)	150,000	150,449
		10,482,133
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency - 3.7%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.242%, 07/25/2023 (I)	$113,584	$119,663
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 3.692%, 04/25/2024 (I)	164,720	167,201
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.742%, 10/25/2028 (I)	170,708	178,303
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 3.892%, 03/25/2029 (I)	234,161	242,484
Series 2016-HQA4, Class M3 (1 month LIBOR + 3.900%), 3.992%, 04/25/2029 (I)	242,907	253,040
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.292%, 10/25/2029 (I)	111,683	111,770
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.742%, 12/25/2029 (I)	296,090	301,287
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.892%, 07/25/2030 (I)	255,279	256,870
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.392%, 09/25/2030 (I)	62,117	63,011
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.942%, 02/25/2050 (C)(I)	100,000	100,814
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.810%, 10/25/2050 (C)(I)	105,000	106,571
Series 2020-DNA6, Class B1 (SOFR + 3.000%), 3.010%, 12/25/2050 (C)(I)	35,000	35,263
Series 2020-DNA6, Class M2 (SOFR + 2.000%), 2.010%, 12/25/2050 (C)(I)	85,000	85,904
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.192%, 03/25/2050 (C)(I)	290,000	294,531
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.842%, 07/25/2050 (C)(I)	195,000	209,188
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.242%, 09/25/2050 (C)(I)	206,977	209,323
Series 2021-DNA1, Class M2 (SOFR + 1.800%), 1.810%, 01/25/2051 (C)(I)	120,000	120,625
Series 2021-DNA2, Class M2 (SOFR + 2.300%), 2.310%, 08/25/2033 (C)(I)	155,000	159,026
Series 2021-HQA2, Class M2 (SOFR + 2.050%), 2.067%, 12/25/2033 (C)(I)	270,000	270,793
Series 324, Class C18 IO, 4.000%, 12/15/2033	353,858	49,514
Series 4446, Class BI IO, 6.500%, 04/15/2039	241,250	50,012
Series 4978, Class MI IO, 4.000%, 05/25/2040	271,311	35,563

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4993, Class AI IO, 4.000%, 07/25/2040	$371,501	$54,977
Series K066, Class X1 IO, 0.750%, 06/25/2027	1,249,334	49,645
Series K100, Class X3 IO, 1.870%, 11/25/2047	275,000	35,844
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,023,914	49,991
Series K105, Class X1 IO, 1.523%, 03/25/2053	639,457	73,217
Series K106, Class X1 IO, 1.355%, 01/25/2030	618,905	63,391
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	68,918
Series K107, Class X1 IO, 1.591%, 01/25/2030	549,455	65,988
Series K108, Class X1 IO, 1.690%, 03/25/2030	389,955	50,695
Series K110, Class X1 IO, 1.698%, 04/25/2030	99,859	12,755
Series K111, Class X1 IO, 1.572%, 05/25/2030	99,816	12,144
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	32,681
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	51,646
Series K121, Class X1 IO, 1.028%, 11/25/2053	114,893	9,371
Series K122, Class X1 IO, 0.883%, 11/25/2030	99,926	7,146
Series K123, Class X1 IO, 0.775%, 02/25/2054	409,788	26,013
Series K124, Class X1 IO, 0.722%, 12/25/2030	252,891	15,273
Series K125, Class X3 IO, 2.654%, 02/25/2049	100,000	21,171
Series K127, Class X3 IO, 2.654%, 03/25/2049	118,572	25,163
Series K129, Class X3 IO, 3.172%, 05/25/2031	165,000	43,013
Series K737, Class X1 IO, 0.637%, 10/25/2026	495,668	14,710
Series K738, Class X1 IO, 1.515%, 01/25/2027	650,217	47,814
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	18,527
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	15,490
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	516,502	33,742
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%), 2.692%, 05/25/2024 (I)	64,581	64,956
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 4.992%, 11/25/2024 (I)	107,770	111,425
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.742%, 09/25/2029 (I)	221,055	229,081
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.092%, 10/25/2029 (I)	$240,667	$248,147
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.942%, 11/25/2029 (I)	254,531	260,819
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.292%, 01/25/2030 (I)	182,263	185,169
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.892%, 02/25/2030 (I)	213,725	218,520
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.092%, 05/25/2030 (I)	293,000	305,244
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.092%, 08/25/2030 (I)	60,000	61,215
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%), 2.642%, 12/25/2030 (I)	195,027	198,506
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.342%, 01/25/2031 (I)	230,000	240,269
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.442%, 01/25/2031 (I)	104,637	105,891
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.442%, 04/25/2031 (C)(I)	220,000	228,327
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.242%, 11/25/2039 (C)(I)	186,322	185,595
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.192%, 09/25/2031 (C)(I)	75,000	77,199
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.192%, 07/25/2039 (C)(I)	120,000	122,162
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	541,987	38,646
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	432,080	46,525
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	305,852	53,199
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	304,493	49,308
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.092%, 01/25/2040 (C)(I)	152,000	150,954
Series 407, Class 40 IO, 6.000%, 01/25/2038	269,943	65,417
Series 410, Class C8 IO, 4.000%, 04/25/2032	423,586	45,382
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	378,743	41,104
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	205,141	36,810
Series 2017-130, Class IO, 4.500%, 02/20/2040	217,458	36,755

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	$316,128	$58,842
Series 2018-6, Class LI IO, 5.000%, 07/16/2045	327,494	60,009
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	156,542	30,178
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	665,743	44,723
		7,920,458
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,661,776)		$18,402,591
ASSET BACKED SECURITIES - 4.2%
Ajax Mortgage Loan Trust, Series 2021-B, Class A, 2.239%, 06/25/2066 (C)	153,452	153,075
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL2, Class AS (1 month LIBOR + 1.400%), 1.597%, 05/15/2036 (C)(I)	100,000	100,094
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 2.584%, 07/28/2029 (C)(I)	250,000	250,173
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 07/15/2030 (C)	150,000	149,738
BlueMountain CLO, Ltd.
Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.205%, 11/20/2028 (C)(I)	201,000	201,017
Series 2018-2A, Class D (3 month LIBOR + 3.150%), 3.306%, 08/15/2031 (C)(I)	250,000	247,154
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	130,335
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (C)	243,367	247,374
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.226%, 04/24/2030 (C)(I)	300,000	300,110
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 1.060%, 04/19/2029 (C)(I)	250,000	250,019
CoreVest American Finance Trust
Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	98,816
Series 2021-1, Class A, 1.569%, 04/15/2053 (C)	91,269	91,208
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (C)	170,000	172,209
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.787%, 05/20/2049 (C)	73,688	74,643
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	183,825	198,355
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC (continued)
Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	$85,000	$87,949
Dryden Senior Loan Fund, Series 2012-25A, Class DRR (3 month LIBOR + 3.000%), 3.184%, 10/15/2027 (C)(I)	250,000	249,408
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	160,000	183,945
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.784%, 10/15/2030 (C)(I)	280,000	280,013
Harriman Park CLO, Ltd., Series 2020-1A, Class DR (3 month LIBOR + 3.100%), 3.494%, 04/20/2034 (C)(I)	250,000	249,997
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560%, 12/26/2025 (C)	110,000	109,948
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	39,614	39,986
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.734%, 10/16/2030 (C)(I)	282,000	279,916
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.838%, 07/20/2030 (C)(I)	250,000	249,007
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.684%, 01/22/2028 (C)(I)	250,000	248,841
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.656%, 11/15/2028 (C)(I)	250,000	248,890
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (C)	250,000	250,609
MF1, Ltd., Series 2020-FL4, Class A (SOFR + 1.815%), 1.824%, 11/15/2035 (C)(I)	100,000	100,812
MFA LLC, Series 2021-NPL1, Class A1, 2.363%, 03/25/2060 (C)	140,352	140,370
Mill City Mortgage Loan Trust, Series 2017-2, Class M2, 3.250%, 07/25/2059 (C)(J)	185,000	194,693
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 04/30/2051 (C)	85,000	87,420
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.184%, 04/22/2029 (C)(I)	250,000	250,040
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 3.834%, 04/15/2031 (C)(I)	250,000	250,037
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 01/16/2029 (C)	100,000	100,009
Palmer Square Loan Funding, Ltd.
Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 0.955%, 02/20/2028 (C)(I)	171,112	171,112

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. (continued)
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%), 1.545%, 07/20/2029 (C)(I)	$280,000	$280,000
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (C)	100,000	99,823
Series 2021-SFR3, Class D, 2.288%, 05/17/2026 (C)	105,000	105,423
Series 2021-SFR5, Class E1, 2.209%, 07/17/2038 (C)	100,000	99,917
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (C)	100,000	99,985
Race Point CLO, Ltd., Series 2013-8A, Class DR2 (3 month LIBOR + 3.500%), 3.655%, 02/20/2030 (C)(I)	250,000	250,073
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	32,804	32,899
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	197,833	208,890
Stewart Park CLO, Ltd., Series 2015-1A, Class DR (3 month LIBOR + 2.600%), 2.784%, 01/15/2030 (C)(I)	250,000	248,510
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (C)	55,000	54,839
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.188%, 10/20/2028 (C)(I)	250,000	250,063
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (C)	94,704	95,052
VOLT XCI LLC, Series 2020-NPL7, Class A1, 3.105%, 11/25/2050 (C)	75,470	75,767
Voya CLO, Ltd., Series 2013-3, Class 3A (3 month LIBOR + 2.250%), 2.440%, 10/18/2031 (C)(I)	250,000	247,870
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026 (C)	265,000	264,977
TOTAL ASSET BACKED SECURITIES (Cost $8,735,394)		$8,851,410
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	683	36,547
Fluor Corp., 6.500% (C)	5	5,305
		41,852
TOTAL PREFERRED SECURITIES (Cost $40,158)		$41,852
EXCHANGE-TRADED FUNDS - 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	83,900	9,435,394
SPDR Blackstone Senior Loan ETF	15,000	694,350
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	659,148
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,734,246)		$10,788,892
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (K)	8,342,089	$8,342,089
TOTAL SHORT-TERM INVESTMENTS (Cost $8,342,089)		$8,342,089
Total Investments (Opportunistic Fixed Income Trust) (Cost $206,019,301) - 98.6%		$207,518,828
Other assets and liabilities, net - 1.4%		2,908,994
TOTAL NET ASSETS - 100.0%		$210,427,822
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,745,253 or 24.6% of the fund's net assets as of 6-30-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Opportunistic Fixed Income Trust (continued)
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	52	Long	Sep 2021	$5,495,449	$5,510,425	$14,976
10-Year U.S. Treasury Note Futures	123	Long	Sep 2021	16,233,283	16,297,500	64,217
5-Year U.S. Treasury Note Futures	66	Long	Sep 2021	8,155,125	8,146,359	(8,766)
Euro SCHATZ Futures	1	Long	Sep 2021	132,995	132,970	(25)
Ultra U.S. Treasury Bond Futures	8	Long	Sep 2021	1,159,924	1,177,625	17,701
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2021	4,432,125	4,624,500	192,375
10-Year Canada Government Bond Futures	8	Short	Sep 2021	(928,157)	(939,142)	(10,985)
10-Year Mini Japan Government Bond Futures	16	Short	Sep 2021	(2,181,730)	(2,185,661)	(3,931)
2-Year U.S. Treasury Note Futures	40	Short	Sep 2021	(8,825,762)	(8,812,812)	12,950
Euro-Buxl Futures	12	Short	Sep 2021	(2,859,115)	(2,891,902)	(32,787)
German Euro BOBL Futures	8	Short	Sep 2021	(1,271,744)	(1,272,547)	(803)
German Euro BUND Futures	69	Short	Sep 2021	(14,052,718)	(14,122,391)	(69,673)
U.K. Long Gilt Bond Futures	4	Short	Sep 2021	(704,343)	(708,803)	(4,460)
U.S. Treasury Long Bond Futures	76	Short	Sep 2021	(11,978,863)	(12,217,000)	(238,137)
						$(67,348)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	665,000	USD	504,428	GSI	7/30/2021	—	$(5,641)
BRL	21,224,000	USD	4,303,762	JPM	7/2/2021	—	(36,602)
BRL	21,224,000	USD	4,242,933	MSI	7/2/2021	$24,227	—
BRL	6,560,000	USD	1,327,156	GSI	7/30/2021	—	(12,140)
CAD	299,000	USD	242,736	JPM	7/30/2021	—	(1,533)
CHF	918,000	USD	999,361	BOA	7/30/2021	—	(6,459)
CLP	1,128,458,000	USD	1,546,680	SSB	7/30/2021	—	(11,135)
COP	7,021,523,000	USD	1,855,175	CITI	7/30/2021	13,261	—
CZK	26,351,000	USD	1,238,776	BOA	7/30/2021	—	(13,709)
EUR	1,164,000	USD	1,390,092	GSI	7/30/2021	—	(9,078)
EUR	4,305,000	USD	5,143,750	JPM	7/30/2021	—	(36,136)
GBP	4,161,000	USD	5,809,239	JPM	7/30/2021	—	(52,839)
IDR	46,731,000,000	USD	3,216,616	JPM	7/30/2021	—	(17,736)
INR	240,402,000	USD	3,230,558	JPM	7/30/2021	—	(8,009)
JPY	920,011,000	USD	8,302,562	MSI	7/30/2021	—	(19,361)
MXN	61,730,000	USD	3,069,800	BARC	7/30/2021	16,319	—
NOK	12,580,000	USD	1,477,833	MSI	7/30/2021	—	(16,558)
NZD	1,422,000	USD	1,004,700	MSI	7/30/2021	—	(10,784)
PLN	3,778,000	USD	996,290	JPM	7/30/2021	—	(5,329)
PLN	4,305,000	USD	1,140,379	MSI	7/30/2021	—	(11,187)
RUB	256,880,000	USD	3,540,633	BARC	7/30/2021	—	(44,585)
SGD	2,755,000	USD	2,051,613	BOA	7/30/2021	—	(2,829)
TRY	12,126,000	USD	1,370,991	BARC	7/30/2021	1,441	—
USD	7,344,923	AUD	9,683,000	GSI	7/30/2021	82,134	—
USD	4,242,933	BRL	21,224,000	JPM	7/2/2021	—	(24,227)
USD	4,011,567	BRL	21,224,000	MSI	7/2/2021	—	(255,592)
USD	4,290,364	BRL	21,224,000	JPM	8/3/2021	37,676	—
USD	5,552,895	CAD	6,840,000	JPM	7/30/2021	35,067	—
USD	20,955,950	EUR	17,533,000	JPM	7/30/2021	154,141	—
USD	645,006	GBP	462,000	JPM	7/30/2021	5,867	—
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,313,623	HUF	678,358,000	BOA	7/30/2021	$25,361	—
USD	1,084,332	IDR	15,753,176,000	JPM	7/30/2021	5,979	—
USD	3,546,532	ILS	11,533,000	BARC	7/30/2021	8,175	—
USD	9,478,470	JPY	1,050,314,000	MSI	7/30/2021	22,104	—
USD	13,234,164	KRW	14,971,148,000	BOA	7/30/2021	—	$(13,592)
USD	1,052,388	MXN	20,952,000	GSI	7/30/2021	4,917	—
USD	8,087,317	NOK	68,843,000	MSI	7/30/2021	90,614	—
USD	4,988,879	NZD	7,061,000	MSI	7/30/2021	53,548	—
USD	5,214,301	RUB	378,308,000	BARC	7/30/2021	65,661	—
USD	3,216,688	SEK	27,247,000	MSI	7/30/2021	32,095	—
USD	3,188,750	SGD	4,282,000	BOA	7/30/2021	4,396	—
USD	717,685	THB	22,920,000	JPM	7/30/2021	2,607	—
USD	2,895,328	ZAR	41,237,000	JPM	7/30/2021	17,562	—
						$703,152	$(615,061)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,053)	$(61,570)	$(65,623)
BOA	4,140,000	USD	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	27,724	27,724
BOA	1,170,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	309,662	309,662
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(57,650)	(57,650)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(79,001)	(22,231)	(101,232)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(44,115)	(24,126)	(68,241)
CITI	1,830,000	ILS	ILS TELBOR Reuters	Fixed 1.493%	Annual	Quarterly	Sep 2031	—	13,345	13,345
CITI	3,460,000	ILS	ILS TELBOR Reuters	Fixed 1.442%	Annual	Quarterly	Sep 2031	—	20,076	20,076
JPM	2,330,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(57,889)	532,114	474,225
								$(185,058)	$737,344	$552,286
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	3,471	3,471
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	2,720	2,720
Centrally cleared	2,935,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(2,428)	(2,428)
Centrally cleared	2,415,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(3,268)	(3,268)
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,233	123,038	124,271
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	32,015	18,372	50,387
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,514)	(44,203)	(45,717)
Centrally cleared	350,000	GBP	Fixed 0.800%	GBP SONIA Compounded OIS	Annual	Annual	Jun 2071	—	(22,627)	(22,627)
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(28,042)	(34,182)	(62,224)
Centrally cleared	390,000	GBP	Fixed 0.710%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(151)	(4,523)	(4,674)
								$3,541	$36,370	$39,911
								$(181,517)	$773,714	$592,197
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	1,900,000	USD	$1,900,000	1.000%	Quarterly	Dec 2025	$(36,349)	$(19,355)	$(55,704)
CITI	Government of Malaysia	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,188)	(3,487)	(9,675)
CITI	Republic of Peru	345,000	USD	345,000	1.000%	Quarterly	Dec 2025	(5,931)	943	(4,988)
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Federative Republic of Brazil	760,000	USD	$760,000	1.000%	Quarterly	Jun 2026	$21,211	$(920)	$20,291
CITI	Federative Republic of Brazil	765,000	USD	765,000	1.000%	Quarterly	Jun 2026	20,923	1,435	22,358
CITI	Republic of South Africa	780,000	USD	780,000	1.000%	Quarterly	Jun 2026	29,570	908	30,478
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(76,246)	(37,848)	(114,094)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,495)	(1,720)	(13,215)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,977)	(1,238)	(13,215)
GSI	CMBX.NA.AAA.13	1,380,000	USD	1,380,000	0.500%	Monthly	Dec 2072	(2,827)	(6,723)	(9,550)
GSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(2,266)	(7,353)	(9,619)
GSI	CMBX.NA.AAA.13	1,400,000	USD	1,400,000	0.500%	Monthly	Dec 2072	(5,688)	(3,981)	(9,669)
GSI	CMBX.NA.AAA.13	1,405,000	USD	1,405,000	0.500%	Monthly	Dec 2072	(6,771)	(2,952)	(9,723)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(229,452)	(90,640)	(320,092)
JPM	Republic of South Africa	390,000	USD	390,000	1.000%	Quarterly	Jun 2026	15,945	(1,692)	14,253
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(242,870)	(81,872)	(324,742)
MSI	Government of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(32,963)	(17,317)	(50,280)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(52,617)	(1,328)	(53,945)
MSI	People's Republic of China	680,000	USD	680,000	1.000%	Quarterly	Dec 2025	(14,689)	(7,585)	(22,274)
MSI	Federative Republic of Brazil	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	23,216	(2,658)	20,558
MSI	Federative Republic of Brazil	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	23,007	(357)	22,650
MSI	Republic of South Africa	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	33,317	(4,994)	28,323
MSI	Republic of South Africa	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	29,261	(1,120)	28,141
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	44,685	310,967	355,652
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	97,622	187,815	285,437
MSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,609)	(1,606)	(13,215)
MSI	CMBX.NA.AAA.12	1,385,000	USD	1,385,000	0.500%	Monthly	Aug 2061	(12,958)	(305)	(13,263)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	17,181	(8,889)	8,292
MSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(4,567)	(5,052)	(9,619)
MSI	CMBX.NA.AAA.13	1,480,000	USD	1,480,000	0.500%	Monthly	Dec 2072	(7,571)	(2,671)	(10,242)
MSI	CMBX.NA.AAA.13	1,480,000	USD	1,480,000	0.500%	Monthly	Dec 2072	(8,163)	(2,079)	(10,242)
				$55,485,000				$(427,259)	$186,326	$(240,933)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	265,000	EUR	312,077	5.000%	Quarterly	Jun 2026	(36,327)	(3,177)	(39,504)
Centrally cleared	iTraxx Europe Series 35 Version 1	4,790,000	EUR	5,793,886	1.000%	Quarterly	Jun 2026	(151,348)	(1,674)	(153,022)
Centrally cleared	iTraxx Europe Sub Financials Series 35 Version 1	3,375,000	EUR	4,066,585	1.000%	Quarterly	Jun 2026	12,445	(7,506)	4,939
				$10,172,548				$(175,230)	$(12,357)	$(187,587)
				$65,657,548				$(602,489)	$173,969	$(428,520)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.665%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,206	$1,192	$2,398
CITI	Republic of Columbia	1.360%	280,000	USD	280,000	1.000%	Quarterly	Jun 2026	(3,330)	(723)	(4,053)
CITI	Republic of Panama	0.665%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,513	885	2,398
CITI	Republic of Peru	0.820%	115,000	USD	115,000	1.000%	Quarterly	Jun 2026	1,279	54	1,333
CITI	Republic of Peru	0.820%	100,000	USD	100,000	1.000%	Quarterly	Jun 2026	819	341	1,160
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	250,000	USD	250,000	1.000%	Quarterly	Jun 2026	(3,027)	(592)	(3,619)
GSI	Republic of Columbia	1.360%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	(1,322)	(487)	(1,809)
GSI	Republic of Columbia	1.360%	140,000	USD	140,000	1.000%	Quarterly	Jun 2026	(1,036)	(990)	(2,026)
GSI	Republic of Columbia	1.360%	255,000	USD	255,000	1.000%	Quarterly	Jun 2026	(1,705)	(1,986)	(3,691)
GSI	Republic of Panama	0.665%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,116	994	2,110
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Peru	0.820%	110,000	USD	$110,000	1.000%	Quarterly	Jun 2026	$1,224	$51	$1,275
GSI	Republic of Peru	0.820%	65,000	USD	65,000	1.000%	Quarterly	Jun 2026	532	222	754
JPM	Republic of Columbia	1.360%	235,000	USD	235,000	1.000%	Quarterly	Jun 2026	(1,906)	(1,496)	(3,402)
MSI	Republic of Panama	0.665%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,216	1,086	2,302
MSI	Republic of Peru	0.820%	95,000	USD	95,000	1.000%	Quarterly	Jun 2026	824	278	1,102
					$2,680,000				$(7,705)	$(2,287)	$(9,992)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	710,000	Sep 2021	GSI	—	$(14,033)	$(14,033)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,420,000	Dec 2021	GSI	—	(32,943)	(32,943)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	13,540,000	Dec 2021	GSI	—	(95,231)	(95,231)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	750,000	Dec 2021	GSI	—	(6,496)	(6,496)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	14,950,000	Dec 2021	GSI	—	(212,846)	(212,846)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	705,000	Sep 2021	JPM	—	(9,475)	(9,475)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	2,130,000	Dec 2021	JPM	—	(14,982)	(14,982)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Sep 2021	MSI	—	(285,342)	(285,342)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,340,000	Dec 2021	MSI	—	(67,219)	(67,219)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,020,000	Sep 2021	JPM	—	18,223	18,223
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,420,000	Sep 2021	MSI	—	8,413	8,413
								—	$(711,931)	$(711,931)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.8%
U.S. Government – 14.3%
U.S. Treasury Bonds
1.875%, 02/15/2051	$103,472,600	$98,751,663
2.250%, 05/15/2041	138,933,000	144,555,445
2.500%, 02/15/2045	115,800,000	125,290,171
3.000%, 02/15/2047	37,979,000	45,117,865
3.125%, 11/15/2041	65,949,000	78,613,269
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.750%, 05/31/2026	$108,023,000	$107,406,932
0.875%, 06/30/2026	121,315,000	121,258,134
1.250%, 03/31/2028 to 06/30/2028	275,070,000	275,919,449
1.625%, 05/15/2031	145,873,000	148,106,680
		1,145,019,608

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 17.5%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	$69,012,874	$71,998,495
3.000%, 03/01/2043 to 12/01/2049	135,069,210	143,251,934
3.500%, 04/01/2044 to 04/01/2047	79,141,009	85,614,196
4.000%, 03/01/2048 to 08/01/2048	22,310,667	24,054,919
Federal National Mortgage Association
2.000%, TBA (A)	168,333,000	170,084,572
2.000%, 09/01/2050 to 02/01/2051	87,463,396	88,648,228
2.500%, TBA (A)	83,389,000	86,248,976
2.500%, 09/01/2050 to 12/01/2050	74,956,670	77,794,221
2.625%, 09/06/2024 (B)	8,300,000	8,869,281
3.000%, 01/01/2043 to 11/01/2049	168,550,839	178,669,502
3.500%, 06/01/2042 to 09/01/2049	193,538,342	207,296,574
4.000%, 09/01/2040 to 07/01/2049	191,905,223	210,282,770
4.500%, 12/01/2040 to 05/01/2042	46,866,599	52,050,419
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	3,501,393	3,849,279
		1,408,713,366
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,513,411,630)		$2,553,732,974
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (C)	11,857,000	12,716,633
5.103%, 04/23/2048 (C)	8,410,000	11,160,070
		23,876,703
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)	14,904,000	17,251,380
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,529,031)		$41,128,083
CORPORATE BONDS – 40.5%
Communication services – 3.9%
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,600,921
3.100%, 02/01/2043	15,595,000	15,280,768
3.500%, 06/01/2041	9,402,000	9,766,484
3.650%, 06/01/2051	3,738,000	3,880,611
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	14,989,080
4.800%, 03/01/2050	15,472,000	17,770,349
5.750%, 04/01/2048	16,696,000	21,249,680
6.484%, 10/23/2045	13,673,000	18,830,205
Comcast Corp. 4.150%, 10/15/2028 (B)	20,678,000	23,935,962
Cox Communications, Inc. 1.800%, 10/01/2030 (C)	5,016,000	4,780,627
Level 3 Financing, Inc. 3.400%, 03/01/2027 (C)	6,456,000	6,844,328
NBN Company, Ltd. 1.450%, 05/05/2026 (C)	20,683,000	20,729,537
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	20,099,718
T-Mobile USA, Inc.
2.050%, 02/15/2028	12,548,000	12,738,353
2.550%, 02/15/2031	4,124,000	4,170,189
3.750%, 04/15/2027	5,869,000	6,485,245
3.875%, 04/15/2030	13,891,000	15,527,638
4.500%, 04/15/2050	7,980,000	9,502,050
Verizon Communications, Inc.
2.650%, 11/20/2040	16,407,000	15,788,738
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
3.000%, 03/22/2027	$2,177,000	$2,342,735
3.400%, 03/22/2041	3,282,000	3,471,840
4.329%, 09/21/2028	17,379,000	20,221,167
4.400%, 11/01/2034	7,740,000	9,219,941
4.500%, 08/10/2033	7,958,000	9,509,556
4.862%, 08/21/2046	14,591,000	18,877,674
		312,613,396
Consumer discretionary – 3.2%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	11,144,485
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,824,815
Booking Holdings, Inc. 4.625%, 04/13/2030	10,170,000	12,135,616
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	15,291,000	16,550,468
Daimler Finance North America LLC 3.500%, 08/03/2025 (C)	5,990,000	6,540,681
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	18,824,859
eBay, Inc. 2.700%, 03/11/2030	12,556,000	13,061,680
Expedia Group, Inc.
2.950%, 03/15/2031	5,475,000	5,547,893
3.250%, 02/15/2030	9,432,000	9,852,165
3.800%, 02/15/2028	16,524,000	17,971,353
4.625%, 08/01/2027	8,689,000	9,819,833
5.000%, 02/15/2026	13,035,000	14,869,999
General Motors Financial Company, Inc.
3.600%, 06/21/2030	20,346,000	22,029,659
4.350%, 01/17/2027	8,868,000	9,970,218
Genting New York LLC 3.300%, 02/15/2026 (C)	10,242,000	10,338,871
Hyatt Hotels Corp.
4.375%, 09/15/2028	1,824,000	2,008,137
5.750%, 04/23/2030	5,427,000	6,587,729
Hyundai Capital America
1.800%, 10/15/2025 (C)	4,018,000	4,076,774
2.375%, 10/15/2027 (C)	4,018,000	4,107,785
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	9,166,834
3.500%, 10/15/2032	5,228,000	5,553,715
4.625%, 06/15/2030	5,210,000	6,000,368
4.650%, 12/01/2028	13,237,000	15,107,020
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (C)	3,950,000	4,111,884
Prosus NV
4.850%, 07/06/2027 (C)	3,610,000	4,107,041
5.500%, 07/21/2025 (C)	8,425,000	9,616,295
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	4,670,000	4,839,980
		259,766,157
Consumer staples – 0.6%
7-Eleven, Inc. 2.800%, 02/10/2051 (C)	9,644,000	8,996,687
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	12,323,194
Cargill, Inc. 2.125%, 04/23/2030 (C)	4,306,000	4,360,570
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	5,029,000	5,235,591
Constellation Brands, Inc. 3.150%, 08/01/2029	3,340,000	3,581,816

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Clorox Company 1.800%, 05/15/2030	$10,582,000	$10,392,876
The Kroger Company 2.200%, 05/01/2030	3,293,000	3,311,848
		48,202,582
Energy – 3.0%
Aker BP ASA
2.875%, 01/15/2026 (C)	5,450,000	5,740,381
3.000%, 01/15/2025 (C)	6,211,000	6,519,236
4.000%, 01/15/2031 (C)	10,984,000	12,064,657
Cenovus Energy, Inc. 3.950%, 04/15/2022	4,500,000	4,580,592
Cimarex Energy Company 4.375%, 06/01/2024	4,733,000	5,151,538
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	5,749,703
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,834,300
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	9,569,510
Energy Transfer LP
4.200%, 04/15/2027	3,063,000	3,382,819
5.150%, 03/15/2045	5,400,000	6,245,459
5.250%, 04/15/2029	17,785,000	21,007,103
5.400%, 10/01/2047	8,136,000	9,639,104
5.500%, 06/01/2027	9,621,000	11,283,361
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	13,273,681
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,531,316
Kinder Morgan, Inc. 4.300%, 03/01/2028	3,877,000	4,425,384
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	5,640,000	5,649,026
3.100%, 07/15/2031 (C)	8,003,000	8,084,118
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (C)	9,512,000	9,946,217
MPLX LP
4.000%, 03/15/2028	6,705,000	7,490,535
4.125%, 03/01/2027	2,551,000	2,850,479
4.250%, 12/01/2027	3,552,000	4,025,056
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,406,000	7,234,489
5.000%, 03/15/2027	7,297,000	8,426,152
5.875%, 06/30/2026	13,743,000	16,268,368
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	10,776,328
4.550%, 06/24/2024	17,539,000	19,322,905
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	7,144,505
		242,216,322
Financials – 10.8%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	11,736,176
2.875%, 06/15/2028	6,780,000	6,881,836
3.875%, 01/15/2026	8,615,000	9,228,745
4.200%, 06/10/2024	6,463,000	6,943,451
Ascot Group, Ltd. 4.250%, 12/15/2030 (C)	4,815,000	5,067,788
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	14,955,927
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (C)(D)	$3,040,000	$3,573,915
AXA SA 8.600%, 12/15/2030	2,474,000	3,759,608
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,685,410
Bank of America Corp.
3.248%, 10/21/2027	12,889,000	13,981,208
3.950%, 04/21/2025	11,322,000	12,425,321
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	12,755,000	12,858,210
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	12,703,208
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	19,921,577
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	19,744,242
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,263,320
BPCE SA 4.500%, 03/15/2025 (C)	7,805,000	8,599,534
Brighthouse Financial, Inc. 3.700%, 06/22/2027 (B)	8,225,000	8,943,189
Cantor Fitzgerald LP 4.875%, 05/01/2024 (C)	9,631,000	10,552,548
Citigroup, Inc.
3.200%, 10/21/2026	14,418,000	15,618,451
4.600%, 03/09/2026	17,394,000	19,797,857
5.500%, 09/13/2025	4,375,000	5,095,956
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	8,604,000	8,758,457
Citizens Financial Group, Inc. 3.250%, 04/30/2030	11,890,000	12,882,300
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,942,957
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	12,080,893
Credit Agricole SA
2.811%, 01/11/2041 (C)	5,816,000	5,518,248
3.250%, 01/14/2030 (C)	12,902,000	13,582,647
Credit Suisse Group AG 3.574%, 01/09/2023 (C)	3,256,000	3,307,560
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,702,992
GE Capital International Funding Company 4.418%, 11/15/2035	17,822,000	21,359,337
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,565,000	4,910,057
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,302,709
4.850%, 01/15/2027	9,813,000	11,414,252
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,806,000	15,932,397
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	13,163,908

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	$12,141,000	$12,754,201
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,699,000	13,028,066
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	8,070,000	8,362,941
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	12,159,000	13,482,507
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	8,069,354
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	18,801,938
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	3,746,000	4,125,245
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (C)	6,523,000	6,894,935
4.875%, 06/10/2025 (C)	7,810,000	8,734,622
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	9,346,016
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (C)	2,567,000	3,892,764
Morgan Stanley 3.875%, 01/27/2026	8,532,000	9,538,738
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,864,326
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,794,000
New York Life Insurance Company 3.750%, 05/15/2050 (C)	5,384,000	6,012,200
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (C)	13,599,000	13,327,020
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (C)	5,325,000	5,870,813
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	14,277,000	14,282,887
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (C)	3,660,000	4,171,075
PNC Bank NA 4.050%, 07/26/2028	2,690,000	3,111,141
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,831,000	24,843,818
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	13,898,000	14,691,790
Santander Holdings USA, Inc.
3.244%, 10/05/2026	17,780,000	18,991,183
3.450%, 06/02/2025	15,306,000	16,448,198
3.500%, 06/07/2024	11,289,000	12,075,987
4.400%, 07/13/2027	2,083,000	2,340,894
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	7,908,000	8,517,843
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,212,999
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	$8,725,000	$10,430,951
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	21,086,204
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	22,533,000	23,018,974
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	4,465,000	4,654,763
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (D)	11,183,000	11,193,680
Unum Group 4.125%, 06/15/2051	3,701,000	3,733,997
USAA Capital Corp. 2.125%, 05/01/2030 (C)	3,725,000	3,763,442
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,798,139
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,894,601
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	14,423,000	15,273,492
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,012,719
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	21,439,000	24,009,750
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	19,221,023
		865,875,427
Health care – 2.9%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	36,242,387
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,144,000	9,530,258
3.450%, 12/15/2027	9,510,000	10,378,311
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,552,289
Cottage Health Obligated Group 3.304%, 11/01/2049	12,102,000	13,066,456
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,823,655
3.750%, 04/01/2030	7,993,000	8,944,727
4.300%, 03/25/2028	10,997,000	12,634,527
5.050%, 03/25/2048	11,164,000	14,500,648
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (C)	12,621,000	12,313,237
3.750%, 06/15/2029 (C)	12,965,000	14,103,773
HCA, Inc. 4.125%, 06/15/2029	13,127,000	14,782,003
Premier Health Partners 2.911%, 11/15/2026	7,827,000	8,168,669
Royalty Pharma PLC 1.750%, 09/02/2027 (C)	4,058,000	3,993,828
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	13,609,381
Stanford Health Care 3.310%, 08/15/2030	4,679,000	5,161,559

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Universal Health Services, Inc.
2.650%, 10/15/2030 (C)	$7,813,000	$7,856,206
5.000%, 06/01/2026 (C)	10,969,000	11,243,225
Viatris, Inc.
2.300%, 06/22/2027 (C)	4,139,000	4,224,853
2.700%, 06/22/2030 (C)	8,321,000	8,414,044
4.000%, 06/22/2050 (C)	10,136,000	10,719,115
		229,263,151
Industrials – 5.1%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (C)	6,679,000	6,355,803
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	9,588,143
2.875%, 08/14/2024	9,926,000	10,380,208
3.650%, 07/21/2027	3,468,000	3,704,804
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (C)	2,793,972	2,863,822
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (C)	4,274,947	4,152,256
Air Lease Corp.
2.875%, 01/15/2026	4,391,000	4,613,330
3.625%, 12/01/2027	4,932,000	5,297,438
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (C)	13,539,479	15,198,066
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	8,186,885	8,064,081
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	7,168,784	7,383,848
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,437,775	5,424,181
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,250,825	6,500,858
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,787,069	4,679,360
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,984,681	4,810,217
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,467,564	7,616,915
Ashtead Capital, Inc.
4.125%, 08/15/2025 (C)	3,408,000	3,488,940
4.250%, 11/01/2029 (C)	4,031,000	4,353,480
5.250%, 08/01/2026 (C)	9,165,000	9,554,879
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	3,049,973	3,209,092
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (C)	1,629,340	1,640,065
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)	2,636,250	2,837,041
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	1,478,605	1,508,325
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CoStar Group, Inc. 2.800%, 07/15/2030 (C)	$10,366,000	$10,530,411
DAE Funding LLC 3.375%, 03/20/2028 (C)	11,546,000	11,800,936
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,815,735
3.800%, 04/19/2023	6,835,000	7,094,069
4.375%, 04/19/2028	9,405,000	9,851,672
4.500%, 10/20/2025 (C)	2,059,000	2,212,644
4.750%, 10/20/2028 (C)	3,684,000	4,095,715
General Electric Company
4.250%, 05/01/2040	11,092,000	12,962,105
5.550%, 01/05/2026	11,917,000	14,120,790
GXO Logistics, Inc. 2.650%, 07/15/2031 (C)	18,285,000	18,138,171
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	4,251,000	4,632,405
4.200%, 05/01/2030	9,417,000	10,755,263
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	8,327,000	9,230,480
4.750%, 02/15/2025 (C)	2,050,000	2,294,975
4.750%, 08/01/2028	4,190,000	4,940,429
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,396,784	7,595,835
Masco Corp. 2.000%, 10/01/2030	2,792,000	2,722,558
Owens Corning 3.950%, 08/15/2029	8,341,000	9,423,347
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (C)	3,894,000	3,938,676
The Boeing Company
3.200%, 03/01/2029	8,456,000	8,874,557
5.040%, 05/01/2027	12,324,000	14,219,776
5.150%, 05/01/2030	9,011,000	10,670,420
5.805%, 05/01/2050	6,872,000	9,254,048
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,148,458	9,674,494
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	9,205,798	9,320,870
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	9,418,229	9,347,592
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,883,641	2,948,523
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,822,459	7,319,598
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	17,518,925	19,481,044
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	4,379,867	4,644,805
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,702,931	1,745,504
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	3,048,244	3,170,174
		406,052,773

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 5.4%
Apple, Inc. 2.650%, 02/08/2051	$17,315,000	$16,926,712
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,939,093
Broadcom, Inc.
3.419%, 04/15/2033 (C)	18,199,000	19,111,940
4.750%, 04/15/2029	36,324,000	42,254,144
5.000%, 04/15/2030	14,161,000	16,706,746
Citrix Systems, Inc. 1.250%, 03/01/2026	13,442,000	13,273,220
Dell International LLC
4.900%, 10/01/2026	10,965,000	12,654,529
5.300%, 10/01/2029	9,287,000	11,205,986
5.850%, 07/15/2025	3,860,000	4,528,609
8.350%, 07/15/2046	8,532,000	13,954,968
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	11,929,393
Jabil, Inc. 1.700%, 04/15/2026	6,797,000	6,847,351
KLA Corp. 4.100%, 03/15/2029	7,616,000	8,791,946
Lam Research Corp.
4.000%, 03/15/2029	15,023,000	17,431,274
4.875%, 03/15/2049	5,964,000	8,042,830
Marvell Technology, Inc.
2.450%, 04/15/2028 (C)	11,200,000	11,415,151
4.875%, 06/22/2028 (C)	10,319,000	11,928,775
Micron Technology, Inc.
4.185%, 02/15/2027	22,492,000	25,370,507
4.975%, 02/06/2026	5,650,000	6,494,022
5.327%, 02/06/2029	19,168,000	23,152,420
Microsoft Corp. 2.525%, 06/01/2050	24,775,000	24,340,965
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	11,479,966
2.750%, 05/24/2031	12,426,000	12,683,074
4.600%, 02/23/2028 to 05/23/2029	8,385,000	9,772,811
NVIDIA Corp. 2.850%, 04/01/2030	9,403,000	10,178,503
NXP BV
3.250%, 05/11/2041 (C)	3,717,000	3,821,707
3.875%, 06/18/2026 (C)	12,831,000	14,210,952
Oracle Corp. 2.950%, 04/01/2030	18,106,000	19,073,150
PayPal Holdings, Inc. 2.850%, 10/01/2029	13,135,000	14,165,621
Skyworks Solutions, Inc. 3.000%, 06/01/2031	2,652,000	2,710,634
VeriSign, Inc. 2.700%, 06/15/2031	5,582,000	5,670,921
Visa, Inc. 2.700%, 04/15/2040	4,508,000	4,660,055
VMware, Inc. 4.700%, 05/15/2030	12,282,000	14,532,293
		434,260,268
Materials – 1.1%
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	5,485,000	6,304,644
Berry Global, Inc. 1.570%, 01/15/2026 (C)	9,564,000	9,566,869
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	21,491,000	23,230,356
Ecolab, Inc.
1.300%, 01/30/2031	12,758,000	12,050,334
4.800%, 03/24/2030	7,425,000	9,083,603
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Georgia-Pacific LLC 2.300%, 04/30/2030 (C)	$5,295,000	$5,408,222
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027 (C)	3,042,000	3,033,358
Inversiones CMPC SA 3.850%, 01/13/2030 (C)	3,668,000	3,911,959
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,649,571
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (C)	3,490,000	4,088,535
Vulcan Materials Company 3.500%, 06/01/2030	6,839,000	7,538,636
		87,866,087
Real estate – 2.9%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,196,000	11,444,871
American Tower Corp.
3.550%, 07/15/2027	14,505,000	15,933,923
3.800%, 08/15/2029	6,600,000	7,353,853
Crown Castle International Corp.
2.250%, 01/15/2031	5,742,000	5,667,517
3.300%, 07/01/2030	3,145,000	3,369,218
3.650%, 09/01/2027	11,831,000	13,044,780
3.800%, 02/15/2028	4,658,000	5,175,412
4.150%, 07/01/2050	2,123,000	2,423,899
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,602,272
3.450%, 11/15/2029	8,590,000	9,123,568
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	9,284,885
1.800%, 07/15/2027	5,384,000	5,449,364
2.500%, 05/15/2031	14,515,000	14,762,165
3.200%, 11/18/2029	12,260,000	13,150,131
GLP Capital LP 5.375%, 04/15/2026	7,596,000	8,743,072
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	11,397,320
3.500%, 09/15/2030	7,110,000	7,461,022
3.875%, 04/01/2024	17,397,000	18,563,649
4.000%, 06/15/2025	13,557,000	14,669,552
4.500%, 02/01/2026	4,859,000	5,337,710
Prologis LP 2.250%, 04/15/2030	12,243,000	12,505,006
SBA Tower Trust
2.328%, 01/15/2028 (C)	21,448,000	22,224,911
2.836%, 01/15/2025 (C)	7,899,000	8,286,587
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	5,152,969
		234,127,656
Utilities – 1.6%
ABY Transmision Sur SA 6.875%, 04/30/2043 (C)	2,569,121	3,272,444
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (C)	5,952,000	6,220,763
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	7,395,880
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,762,902
Engie Energia Chile SA 3.400%, 01/28/2030 (C)	8,250,000	8,456,250
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (C)	12,007,000	12,157,088
NiSource, Inc.
1.700%, 02/15/2031	27,237,000	25,737,056

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource, Inc. (continued)
3.600%, 05/01/2030	$4,676,000	$5,177,299
NRG Energy, Inc.
2.450%, 12/02/2027 (C)	7,276,000	7,322,795
4.450%, 06/15/2029 (C)	5,451,000	6,016,700
SCE Recovery Funding LLC 0.861%, 11/15/2031	4,717,000	4,607,264
Vistra Operations Company LLC
3.550%, 07/15/2024 (C)	12,479,000	13,176,210
3.700%, 01/30/2027 (C)	12,977,000	13,864,773
4.300%, 07/15/2029 (C)	11,424,000	12,416,959
		132,584,383
TOTAL CORPORATE BONDS (Cost $3,075,254,601)		$3,252,828,202
MUNICIPAL BONDS – 1.5%
City of New York, GO 0.982%, 08/01/2025	12,545,000	12,586,190
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	8,888,256
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	14,932,564
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,033,594
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	10,287,647
4.131%, 06/15/2042	790,000	899,430
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,142,083
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,418,010
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	14,922,400
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	12,523,484
University of California 1.316%, 05/15/2027	14,360,000	14,403,870
TOTAL MUNICIPAL BONDS (Cost $120,904,252)		$124,037,528
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Commercial and residential – 6.7%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(E)	8,309,669	8,308,387
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(E)	5,286,660	5,281,244
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (C)(E)	8,230,000	8,240,143
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (C)	5,706,000	6,083,935
Series 2015-200P, Class C, 3.596%, 04/14/2033 (C)(E)	6,760,000	7,198,783
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	$4,700,000	$4,890,961
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	9,840,000	10,157,669
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	9,099,849
Bravo Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (C)(E)	5,397,256	5,384,941
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	6,726,404	6,825,742
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.427%, 03/15/2037 (C)(F)	7,242,000	7,250,917
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.036%, 10/15/2037 (C)(F)	9,676,000	9,688,151
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 1.606%, 01/15/2034 (C)(F)	2,033,000	2,032,999
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,478,283
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (C)	5,636,000	5,983,019
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (C)	3,645,000	3,914,151
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	13,713,244
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (C)(E)	2,103,689	2,116,816
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (C)(E)	13,027,579	13,107,453
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (C)(E)	4,291,000	4,269,569
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (C)	5,531,000	5,627,122
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (C)	4,944,194	5,006,095
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.336%, 05/15/2036 (C)(F)	3,709,000	3,713,647
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (C)(E)	5,344,108	5,406,708
Series 2020-NET, Class A, 2.257%, 08/15/2037 (C)	2,236,000	2,308,372
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (C)(E)	16,729,809	16,689,678

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(E)	$8,391,936	$8,393,703
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (C)(E)	6,883,020	6,871,710
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (C)(E)	15,368,950	15,175,758
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 09/15/2053	8,675,000	8,867,412
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(E)	10,125,664	10,116,035
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, 1.178%, 10/25/2065 (C)(E)	8,450,347	8,466,187
Series 2021-1, Class A1, 0.797%, 02/25/2066 (C)(E)	4,719,750	4,706,192
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(E)	7,316,430	7,299,184
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (C)(E)	12,863,197	13,051,939
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (C)(E)	8,206,305	8,173,344
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(E)	5,684,000	5,672,292
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(E)	9,394,000	9,401,450
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,925,965
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,809,647
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (C)	5,820,000	6,103,145
GS Mortgage-Backed Securities Corp. Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (C)(E)	5,185,480	5,181,434
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 1.382%, 09/27/2060 (C)(E)	2,850,308	2,859,949
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (C)(E)	5,471,032	5,465,769
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (C)(E)	5,620,000	5,867,152
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	17,510,000	18,286,812
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.156%, 05/15/2036 (C)(F)	7,485,000	7,487,287
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.806%, 03/15/2038 (C)(F)	7,467,000	7,475,980
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust (continued)
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.506%, 03/15/2038 (C)(F)	$5,822,000	$5,844,196
MFA Trust
Series 2020-NQM1, Class A1, 1.479%, 03/25/2065 (C)(E)	2,448,490	2,467,198
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(E)	5,078,215	5,081,923
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (C)(E)	12,916,495	12,859,454
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(E)	7,046,224	7,035,026
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.506%, 11/15/2034 (C)(F)	5,105,000	5,106,613
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (C)(E)	4,093,831	4,317,866
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(E)	13,049,199	13,012,466
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (C)(E)	4,866,238	4,943,405
Onslow Bay Mortgage Loan Trust Series 2021-NQM2, Class A1 1.101%, 05/25/2061 (C)(E)	9,764,000	9,762,602
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (C)(E)	12,115,738	12,345,145
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (C)	13,468,000	13,968,655
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	4,140,871	4,177,037
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(E)	9,188,672	9,185,101
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	3,552,029	3,561,144
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	8,732,466	8,723,925
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	10,072,000	10,071,521
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	7,367,338	7,361,000
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(E)	6,903,184	6,911,006
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	13,138,633	13,166,301
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,310,000	13,951,350
		541,289,158
U.S. Government Agency – 1.3%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.285%, 12/25/2021	118,046,576	46,180

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO, 1.235%, 01/25/2022	$85,152,760	$191,304
Series K021, Class X1 IO, 1.400%, 06/25/2022	28,519,784	219,026
Series K022, Class X1 IO, 1.175%, 07/25/2022	135,560,315	1,071,252
Series K026, Class X1 IO, 0.954%, 11/25/2022	151,157,539	1,685,467
Series K038, Class X1 IO, 1.113%, 03/25/2024	51,714,948	1,301,107
Series K048, Class X1 IO, 0.236%, 06/25/2025	158,103,297	1,382,471
Government National Mortgage Association
Series 2012-114, Class IO, 0.692%, 01/16/2053	22,686,697	532,822
Series 2016-174, Class IO, 0.858%, 11/16/2056	20,182,314	1,103,484
Series 2017-109, Class IO, 0.507%, 04/16/2057	26,110,214	937,879
Series 2017-124, Class IO, 0.677%, 01/16/2059	31,008,754	1,499,211
Series 2017-135, Class IO, 0.774%, 10/16/2058	47,686,496	2,392,908
Series 2017-140, Class IO, 0.565%, 02/16/2059	21,774,230	960,897
Series 2017-159, Class IO, 0.506%, 06/16/2059	35,535,832	1,559,238
Series 2017-20, Class IO, 0.695%, 12/16/2058	51,994,041	2,307,012
Series 2017-22, Class IO, 0.773%, 12/16/2057	21,692,340	1,227,157
Series 2017-41, Class IO, 0.699%, 07/16/2058	25,431,960	1,158,767
Series 2017-46, Class IO, 0.641%, 11/16/2057	22,424,267	1,047,711
Series 2017-61, Class IO, 0.698%, 05/16/2059	36,967,969	1,936,157
Series 2018-158, Class IO, 0.717%, 05/16/2061	26,308,878	1,745,528
Series 2018-69, Class IO, 0.566%, 04/16/2060	35,053,893	2,094,821
Series 2019-131, Class IO, 0.922%, 07/16/2061	38,157,575	2,623,120
Series 2020-100, Class IO, 0.909%, 05/16/2062	33,535,222	2,619,393
Series 2020-108, Class IO, 0.933%, 06/16/2062	85,266,831	6,702,698
Series 2020-114, Class IO, 0.927%, 09/16/2062	87,182,063	7,129,583
Series 2020-118, Class IO, 1.047%, 06/16/2062	63,158,706	5,282,190
Series 2020-119, Class IO, 0.813%, 08/16/2062	37,158,388	2,774,948
Series 2020-120, Class IO, 0.853%, 05/16/2062	17,598,723	1,404,683
Series 2020-137, Class IO, 0.844%, 09/16/2062	102,760,960	7,834,753
Series 2020-150, Class IO, 0.984%, 12/16/2062	52,238,213	4,453,987
Series 2020-170, Class IO, 0.886%, 11/16/2062	70,932,285	5,834,053
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-92, Class IO, 1.016%, 02/16/2062	$76,986,840	$6,422,720
Series 2021-10, Class IO, 1.000%, 05/16/2063	48,565,298	4,376,039
Series 2021-11, Class IO, 1.022%, 12/16/2062	73,869,774	6,674,511
Series 2021-3, Class IO, 0.958%, 09/16/2062	88,007,263	7,363,797
Series 2021-40, Class IO, 0.843%, 02/16/2063	21,953,356	1,752,031
		99,648,905
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $674,116,194)		$640,938,063
ASSET BACKED SECURITIES – 16.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (C)	9,473,000	9,501,428
AGL CLO 5, Ltd. Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) 1.311%, 07/20/2034 (C)(F)	7,443,000	7,443,782
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,983,400
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (C)	9,026,339	9,145,139
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (C)	17,232,000	17,401,428
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (C)	12,046,000	12,005,560
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (C)(E)	7,203,000	7,250,592
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (C)	10,953,230	11,226,294
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (C)	10,428,198	10,895,902
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	10,031,000	10,495,231
Series 2020-1A, Class A 2.330%, 08/20/2026 (C)	6,188,000	6,448,754
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	17,014,000	16,967,504
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 1.686%, 07/20/2030 (C)(F)	8,160,000	8,160,212
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 1.347%, 07/20/2034 (C)(F)	3,723,000	3,724,515
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (C)	5,760,000	6,005,837

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (C)	$4,056,148	$4,253,058
CarMax Auto Owner Trust
Series 2020-3, Class A3 0.620%, 03/17/2025	10,590,000	10,639,988
Series 2020-3, Class A4 0.770%, 03/16/2026	4,680,000	4,709,952
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (C)	8,932,095	9,233,867
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	6,886,000	6,849,928
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	10,295,839	10,461,982
Series 2021-1A, Class A1 1.530%, 03/15/2061 (C)	10,322,000	10,390,941
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (C)	14,154,135	14,260,760
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (C)	11,369,553	11,270,167
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (C)	1,915,810	2,004,830
Series 2020-3, Class A 1.358%, 08/15/2053 (C)	6,881,647	6,815,924
Series 2021-1, Class A 1.569%, 04/15/2053 (C)	8,698,270	8,692,451
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (C)	15,959,000	16,166,413
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	4,167,990	4,439,535
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (C)	8,859,000	8,815,159
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	11,882,835	12,822,054
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	7,199,000	7,448,733
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (C)	2,137,711	2,137,711
Series 2016-B, Class A2 2.890%, 06/25/2040 (C)	1,711,227	1,720,800
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (C)	3,666,600	3,898,622
Series 2020-2A, Class A2 3.237%, 01/20/2051 (C)	7,576,013	7,790,717
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (C)	5,652,276	5,820,984
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.490%, 01/15/2025 (C)	14,330,000	14,584,849
Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,760,089
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (C)	$11,769,368	$11,770,459
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (C)	13,728,633	13,706,513
Series 2021-SFR1, Class A 1.538%, 08/17/2028 (C)	11,427,000	11,426,933
Series 2021-SFR1, Class C 1.888%, 08/17/2028 (C)	12,224,000	12,223,416
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (C)	5,984,775	6,250,944
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	26,635,000	28,734,166
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	10,877,000	11,547,532
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	12,180,000	12,641,724
Series 2021-1, Class A 1.370%, 10/17/2033 (C)	9,786,000	9,853,976
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	15,209,345
Series 2020-2, Class A 1.060%, 09/15/2027	15,316,000	15,326,939
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	2,724,000	2,720,283
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (C)	11,385,000	12,077,811
Series 2020-1, Class A 0.680%, 08/15/2025 (C)	5,302,000	5,321,422
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (C)	18,115,000	19,266,694
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (C)	7,732,000	7,733,369
Series 2021-1A, Class A2 2.773%, 04/20/2029 (C)	6,328,000	6,380,504
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (C)	7,484,000	7,729,105
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 2.950%) 3.138%, 07/20/2031 (C)(F)	5,796,000	5,844,310
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	2,683,846	2,822,211
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (C)	13,240,171	13,565,674
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	5,429,000	5,413,521
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	5,790,245	6,378,418
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (C)	4,813,625	4,925,301

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2020-B, Class A3 0.510%, 11/15/2024	$4,821,000	$4,833,268
Series 2020-B, Class A4 0.720%, 06/15/2027	5,935,000	5,965,428
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (C)	1,583,128	1,612,774
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 1.125%, 07/27/2031 (C)(F)	10,419,000	10,399,548
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 1.705%, 07/27/2031 (C)(F)	10,046,000	10,019,961
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (C)	13,424,000	13,400,395
MVW LLC Series 2020-1A, Class A 1.740%, 10/20/2037 (C)	16,210,054	16,519,104
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	3,584,723	3,712,962
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	2,683,551	2,832,710
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (C)	6,423,484	6,559,195
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	6,353,642	6,476,071
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	12,516,201	12,702,128
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	10,806,030	10,850,943
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	14,245,556	14,340,276
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	13,622,415	13,597,501
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	8,356,721	8,284,077
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (C)	13,142,000	13,516,153
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) 1.327%, 07/15/2034 (C)(F)	2,972,000	2,974,425
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 1.818%, 07/15/2034 (C)(F)	2,978,000	2,979,811
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	3,079,092	3,108,096
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 1.000%, 07/15/2034 (C)(F)	11,169,000	11,191,494
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (C)	9,574,000	9,854,470
PFS Financing Corp.
Series 2018-F, Class A 3.520%, 10/15/2023 (C)	7,260,000	7,329,165
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
PFS Financing Corp. (continued)
Series 2019-C, Class A 2.230%, 10/15/2024 (C)	$4,070,000	$4,161,630
Series 2020-E, Class A 1.000%, 10/15/2025 (C)	6,863,000	6,929,876
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (C)	7,750,000	7,864,695
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (C)	3,574,000	3,650,567
Series 2021-SFR1, Class A 1.052%, 04/17/2038 (C)	8,859,000	8,691,828
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (C)	19,375,000	19,429,653
Series 2021-SFR4, Class A 1.558%, 05/17/2038 (C)	9,085,124	9,110,354
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (C)	13,757,000	13,659,712
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	13,489,000	14,213,420
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (C)	12,112,000	12,672,079
Series 2020-1A, Class A3 1.190%, 10/20/2027 (C)	15,910,000	15,992,349
Series 2021-1A, Class B 1.370%, 08/20/2029 (C)	6,799,000	6,756,654
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (C)	14,011,883	14,711,916
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (C)	7,239,000	7,304,441
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (C)	10,267,125	10,954,817
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A 3.690%, 09/20/2035 (C)	2,351,547	2,455,396
Series 2021-1A, Class A 0.990%, 11/20/2037 (C)	10,154,604	10,120,153
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	1,384,963	1,399,129
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	8,721,044	8,940,373
Series 2019-B, Class A2A 2.840%, 06/15/2037 (C)	10,839,533	11,303,989
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	5,003,000	5,051,470
Series 2021-A, Class APT2 1.070%, 01/15/2053 (C)	6,682,756	6,582,206
Sofi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (C)	2,718,584	2,785,862
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (C)	8,677,959	9,162,970
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (C)	6,978,571	7,453,393
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (C)	4,061,307	3,938,266

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	$10,228,725	$10,250,615
Tallman Park CLO, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.060%) 1.000%, 04/20/2034 (C)(F)	9,242,000	9,245,299
Tesla Auto Lease Trust
Series 2020-A, Class A3 0.680%, 12/20/2023 (C)	7,103,000	7,133,755
Series 2020-A, Class A4 0.780%, 12/20/2023 (C)	4,974,000	5,006,060
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (C)	15,572,813	15,662,677
Series 2021-1A, Class A 1.650%, 02/20/2046 (C)	6,699,445	6,594,950
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.399%, 10/25/2053 (C)(E)	2,759,000	2,906,447
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(E)	2,342,149	2,377,991
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(E)	1,395,347	1,414,784
Series 2018-3, Class A1 3.750%, 05/25/2058 (C)(E)	3,051,353	3,216,295
Series 2018-4, Class A1 3.000%, 06/25/2058 (C)(E)	7,367,544	7,658,850
Series 2018-6, Class A1A 3.750%, 03/25/2058 (C)(E)	738,325	762,596
Series 2019-4, Class A1 2.900%, 10/25/2059 (C)(E)	6,192,073	6,403,489
Series 2020-4, Class A1 1.750%, 10/25/2060 (C)	7,672,282	7,757,591
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (C)	22,220,000	23,429,990
Series 2020-1A, Class A 1.350%, 05/25/2033 (C)	7,231,000	7,351,134
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3 0.440%, 10/15/2024	5,106,000	5,118,566
Series 2020-C, Class A4 0.570%, 10/15/2025	3,854,000	3,849,832
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (C)	20,189,698	20,164,616
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (C)	17,098,196	16,878,260
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	15,871,310	15,955,898
Series 2021-1A, Class A 1.860%, 03/20/2046 (C)	9,325,530	9,266,059
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (C)	9,339,155	9,663,958
Series 2020-1A, Class A2 1.645%, 09/15/2045 (C)	8,834,000	8,857,468
Series 2020-2A, Class A2 1.992%, 09/15/2045 (C)	6,853,000	6,813,378
Verizon Owner Trust
Series 2020-B, Class A 0.470%, 02/20/2025	15,609,000	15,652,220
Series 2020-C, Class C 0.770%, 04/21/2025	9,422,000	9,424,216
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (C)	$10,977,472	$10,773,737
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	3,713,402	3,795,500
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	6,698,000	6,756,206
Westgate Resorts LLC Series 2020-1A, Class A 2.713%, 03/20/2034 (C)	5,123,902	5,232,112
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (C)	3,436,346	3,443,334
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	15,182,948	15,746,387
World Omni Auto Receivables Trust Series 2021-B, Class A4 0.690%, 06/15/2027	15,979,000	15,933,065
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (C)	9,498,000	9,616,533
TOTAL ASSET BACKED SECURITIES (Cost $1,296,294,324)		$1,311,986,683
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	1,254,418
TOTAL COMMON STOCKS (Cost $1,291,497)		$1,254,418
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	761,321
NextEra Energy, Inc., 5.279%	120,650	5,907,024
The Southern Company, 6.750%	19,330	978,678
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,647,023
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.0324% (G)(H)	1,341,364	13,419,808
Repurchase agreement – 4.5%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $366,701,000 on 7-1-21, collateralized by $160,194,700 U.S. Treasury Inflation Indexed Notes, 0.375% due 1-15-27 (valued at $195,979,514), $167,711,400 U.S. Treasury Notes, 0.375% - 2.375% due 11-30-25 to 5-15-27 (valued at 178,055,530)	$366,701,000	366,701,000
TOTAL SHORT-TERM INVESTMENTS (Cost $380,121,269)		$380,120,808
Total Investments (Select Bond Trust) (Cost $8,104,541,086) – 103.4%		$8,313,673,782
Other assets and liabilities, net – (3.4%)		(270,683,744)
TOTAL NET ASSETS – 100.0%		$8,042,990,038
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,315,349,469 or 28.8% of the fund's net assets as of 6-30-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 92.9%
U.S. Government – 29.8%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,397,292	$1,478,046
U.S. Treasury Notes
0.125%, 05/15/2023	3,000,000	2,994,375
0.250%, 04/15/2023	9,000,000	9,004,922
1.375%, 02/15/2023	1,770,000	1,804,017
1.500%, 09/15/2022	4,000,000	4,065,781
1.875%, 07/31/2022	4,610,000	4,697,878
2.000%, 05/31/2024	4,500,000	4,702,676
2.125%, 03/31/2024	2,700,000	2,826,773
2.625%, 06/30/2023	5,485,000	5,743,823
2.750%, 07/31/2023	3,215,000	3,381,025
2.875%, 11/30/2023	13,345,000	14,161,338
		54,860,654
U.S. Government Agency – 63.1%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,792,384
0.680%, 01/13/2027	6,000,000	5,864,806
1.980%, 06/02/2031	1,000,000	998,095
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,991,194
0.650%, 02/26/2026	6,000,000	5,939,126
0.700%, 01/28/2026	7,000,000	6,958,204
0.900%, 02/26/2027	2,000,000	1,981,389
1.000%, 03/23/2026	1,950,000	1,949,514
1.375%, 02/17/2023	8,000,000	8,153,903
1.500%, 08/15/2024	2,770,000	2,857,897
2.875%, 09/13/2024	5,500,000	5,908,573
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	1,998,277
0.375%, 09/23/2025	3,060,000	3,012,104
0.640%, 11/24/2025	2,000,000	1,985,590
0.650%, 10/22/2025	2,000,000	1,983,706
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
0.700%, 12/23/2025	$2,000,000	$1,982,784
0.800%, 10/27/2026	2,000,000	1,976,896
1.500%, 02/12/2025	6,000,000	6,190,374
2.049%, (12 month LIBOR + 1.619%), 05/01/2045 (A)	513,192	537,806
2.500%, 09/01/2034	2,450,559	2,562,498
3.000%, 07/01/2030 to 12/01/2032	3,144,347	3,317,372
3.500%, 04/01/2032	1,313,302	1,410,243
7.000%, 04/01/2031 to 04/01/2032	448	520
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,925,933
0.625%, 04/22/2025	4,000,000	3,995,063
0.650%, 12/17/2025	2,000,000	1,986,940
2.500%, 10/01/2027 to 09/01/2034	3,187,950	3,332,497
2.875%, 09/12/2023	7,005,000	7,404,276
3.000%, 03/01/2028 to 09/01/2034	8,524,395	9,009,799
3.500%, 07/01/2031 to 06/01/2034	5,158,600	5,542,840
6.500%, 01/01/2039	346,584	411,534
7.000%, 12/01/2026 to 01/01/2029	1,037	1,176
8.000%, 10/01/2024 to 09/01/2030	869	1,012
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	194	214
		115,964,539
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,988,326)		$170,825,193
MUNICIPAL BONDS – 4.6%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,041,240
3.628%, 05/15/2024	1,000,000	1,086,919
City of New York
1.990%, 10/01/2026	1,000,000	1,040,863
3.250%, 03/01/2024	1,000,000	1,070,382
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,029,570
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,019,873
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,065,203
State of California 2.375%, 10/01/2026	1,000,000	1,060,917
TOTAL MUNICIPAL BONDS (Cost $8,140,098)		$8,414,967
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
U.S. Government Agency – 1.3%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.431%, 12/25/2021	20,219,716	7,910
Series K018, Class X1 IO, 1.367%, 01/25/2022	3,498,179	7,859
Series K022, Class X1 IO, 1.296%, 07/25/2022	10,456,835	82,634
Series K026, Class X1 IO, 1.069%, 11/25/2022	5,091,537	56,773
Series K030, Class X1 IO, 0.385%, 04/25/2023	128,059,572	319,854
Series K038, Class X1 IO, 1.262%, 03/25/2024	7,723,859	194,326

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K718, Class X1 IO, 0.680%, 01/25/2022	$16,765,481	$15,220
Government National Mortgage Association
Series 2012-114, Class IO, 0.672%, 01/16/2053	1,544,939	36,285
Series 2017-109, Class IO, 0.506%, 04/16/2057	1,939,935	69,682
Series 2017-124, Class IO, 0.674%, 01/16/2059	1,854,059	89,640
Series 2017-140, Class IO, 0.547%, 02/16/2059	724,852	31,988
Series 2017-20, Class IO, 0.699%, 12/16/2058	3,222,462	142,983
Series 2017-41, Class IO, 0.683%, 07/16/2058	2,292,601	104,459
Series 2017-46, Class IO, 0.640%, 11/16/2057	2,004,009	93,632
Series 2017-61, Class IO, 0.735%, 05/16/2059	1,273,851	66,717
Series 2017-74, Class IO, 0.569%, 09/16/2058	1,928,599	73,730
Series 2017-89, Class IO, 0.644%, 07/16/2059	2,082,250	112,502
Series 2018-9, Class IO, 0.510%, 01/16/2060	2,069,269	98,995
Series 2020-118, Class IO, 0.974%, 06/16/2062	1,727,975	144,517
Series 2020-119, Class IO, 0.799%, 08/16/2062	1,023,937	76,466
Series 2020-120, Class IO, 0.851%, 05/16/2062	2,277,370	181,774
Series 2020-137, Class IO, 0.843%, 09/16/2062	1,623,791	123,802
Series 2020-170, Class IO, 0.887%, 11/16/2062	1,882,518	154,834
Series 2021-40, Class IO, 0.843%, 02/16/2063	532,655	42,510
		2,329,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,984,521)		$2,329,092
SHORT-TERM INVESTMENTS – 0.9%
Repurchase agreement – 0.9%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $1,666,000 on 7-1-21, collateralized by $1,730,300 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $1,699,403)	1,666,000	1,666,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,666,000)		$1,666,000
Total Investments (Short Term Government Income Trust) (Cost $181,778,945) – 99.7%		$183,235,252
Other assets and liabilities, net – 0.3%		622,640
TOTAL NET ASSETS – 100.0%		$183,857,892
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
Short Term Government Income Trust (continued)
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.8%
U.S. Government – 4.8%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,768,359
2.750%, 11/15/2042		995,000	1,120,424
3.000%, 02/15/2049		6,200,000	7,422,771
4.375%, 02/15/2038		3,920,000	5,395,972
U.S. Treasury Inflation Protected Security 0.125%, 01/15/2030		2,282,918	2,505,829
U.S. Treasury Notes
0.250%, 06/30/2025		100,000	98,227
0.375%, 11/30/2025		900,000	883,793
2.000%, 11/15/2026		1,390,000	1,466,884
2.375%, 02/29/2024 to 04/30/2026		335,000	356,259
2.625%, 02/15/2029		935,000	1,025,286
			22,043,804
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,013,749)			$22,043,804
FOREIGN GOVERNMENT OBLIGATIONS – 19.8%
Australia – 0.9%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,649,000
0.500%, 09/21/2026		775,000	572,064
2.250%, 11/21/2022		415,000	320,929
New South Wales Treasury Corp. 1.000%, 02/08/2024		2,100,000	1,602,844
			4,144,837
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,379,373
Brazil – 1.0%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	20,880,000	4,400,435
Canada – 3.0%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (A)	CAD	1,425,000	1,150,725
1.950%, 12/15/2025 (A)		1,675,000	1,399,306
Government of Canada 1.500%, 09/01/2024		885,000	731,881
Province of Ontario
1.350%, 12/02/2030		8,165,000	6,232,235
2.900%, 06/02/2028		1,185,000	1,035,393
3.450%, 06/02/2045		1,060,000	988,196
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	1,058,199
1.500%, 12/15/2023	GBP	497,000	706,854
3.000%, 09/01/2023	CAD	650,000	551,498
			13,854,287
China – 0.9%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,859,338
2.880%, 11/05/2023		14,670,000	2,278,083
			4,137,421
Colombia – 0.9%
Republic of Colombia
3.250%, 04/22/2032		$955,000	935,384
6.250%, 11/26/2025	COP	3,780,000,000	1,021,238

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
7.500%, 08/26/2026	COP	3,905,000,000	$1,101,625
10.000%, 07/24/2024		3,354,500,000	1,018,678
			4,076,925
Greece – 0.8%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,293,257
2.000%, 04/22/2027 (A)		779,000	1,019,169
4.200%, 01/30/2042		685,000	1,255,393
			3,567,819
India – 0.1%
Republic of India
6.450%, 10/07/2029	INR	33,000,000	446,094
7.270%, 04/08/2026		15,300,000	216,934
			663,028
Indonesia – 2.8%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,053,505
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	302,010
2.150%, 07/18/2024 (A)		740,000	928,463
2.625%, 06/14/2023 (A)		850,000	1,057,241
3.850%, 10/15/2030		$405,000	450,780
6.125%, 05/15/2028	IDR	4,075,000,000	280,718
6.500%, 06/15/2025		27,798,000,000	2,009,743
6.625%, 05/15/2033		6,431,000,000	441,097
7.000%, 09/15/2030		23,300,000,000	1,659,362
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	842,824
8.125%, 05/15/2024		3,514,000,000	264,318
8.250%, 05/15/2029		4,891,000,000	375,602
8.375%, 03/15/2024 to 09/15/2026		17,952,000,000	1,379,207
8.750%, 05/15/2031		17,423,000,000	1,383,728
9.000%, 03/15/2029		6,709,000,000	535,483
			12,964,081
Ireland – 0.3%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,047,000	1,374,961
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	731,756
1.850%, 07/01/2025 (A)	EUR	1,710,000	2,179,459
			2,911,215
Japan – 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	4,068,272
Malaysia – 1.3%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	485,449
3.828%, 07/05/2034		1,965,000	471,305
3.844%, 04/15/2033		4,313,000	1,055,071
3.882%, 03/14/2025		2,835,000	715,801
3.899%, 11/16/2027		3,370,000	856,185
4.059%, 09/30/2024		3,895,000	987,395
4.160%, 07/15/2021		5,233,000	1,261,574
			5,832,780
Mexico – 1.1%
Government of Mexico
5.750%, 03/05/2026	MXN	24,110,000	1,175,916
7.500%, 06/03/2027		44,140,000	2,307,707
7.750%, 05/29/2031		32,570,000	1,724,638
			5,208,261
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand – 0.1%
Dominion of New Zealand 5.500%, 04/15/2023	NZD	460,000	$350,040
Norway – 0.8%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	30,260,000	3,603,678
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,766,963
6.250%, 01/14/2036	PHP	43,000,000	1,051,618
			2,818,581
Portugal – 1.2%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	2,270,000	2,741,770
0.700%, 10/15/2027 (A)		435,000	542,228
5.125%, 10/15/2024 (A)		$1,905,000	2,161,985
			5,445,983
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		475,000	546,611
4.817%, 03/14/2049 (A)		710,000	913,238
			1,459,849
Singapore – 0.4%
Republic of Singapore
1.750%, 04/01/2022	SGD	1,485,000	1,115,931
2.375%, 06/01/2025		650,000	513,842
			1,629,773
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,058,981
0.800%, 07/30/2027 (A)		865,000	1,078,623
			2,137,604
Sweden – 0.3%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		955,000	1,146,148
United Arab Emirates – 0.5%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$925,000	892,440
3.125%, 04/16/2030 (A)		730,000	793,240
3.875%, 04/16/2050 (A)		475,000	546,844
			2,232,524
United Kingdom – 0.2%
Government of United Kingdom
0.500%, 07/22/2022	GBP	585,000	813,242
3.750%, 09/07/2021		215,000	299,404
			1,112,646
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,825,550)			$90,520,521
CORPORATE BONDS – 58.5%
Communication services – 8.5%
Altice France SA 7.375%, 05/01/2026 (A)		$235,000	244,384
ANGI Group LLC 3.875%, 08/15/2028 (A)		660,000	655,875
Cable One, Inc. 4.000%, 11/15/2030 (A)		460,000	461,725
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	168,094
4.500%, 08/15/2030 to 06/01/2033 (A)		1,245,000	1,287,155
4.750%, 03/01/2030 (A)		1,030,000	1,089,225
5.125%, 05/01/2027 (A)		1,245,000	1,305,881

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	$604,348
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	235,132
5.125%, 07/01/2049		1,395,000	1,661,306
5.750%, 04/01/2048		790,000	1,005,465
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,314,432
GCI LLC 4.750%, 10/15/2028 (A)		400,000	409,400
Kenbourne Invest SA 4.700%, 01/22/2028 (A)		450,000	452,250
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)		785,000	811,494
6.750%, 10/15/2027 (A)		1,395,000	1,503,392
Level 3 Financing, Inc. 4.625%, 09/15/2027 (A)		165,000	171,257
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (A)		985,000	1,035,481
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	717,338
Millicom International Cellular SA 4.500%, 04/27/2031 (A)(B)		530,000	548,550
Netflix, Inc.
3.625%, 06/15/2025 (A)		1,920,000	2,061,773
4.375%, 11/15/2026		655,000	744,879
4.875%, 04/15/2028		285,000	331,313
5.375%, 11/15/2029 (A)		1,110,000	1,348,202
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,701,850
Radiate Holdco LLC
4.500%, 09/15/2026 (A)		1,155,000	1,195,425
6.500%, 09/15/2028 (A)		471,000	494,856
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		100,000	100,888
Sprint Capital Corp. 8.750%, 03/15/2032		925,000	1,406,000
Sprint Corp. 7.125%, 06/15/2024		165,000	190,369
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	669,851
2.875%, 02/15/2031		400,000	397,000
3.375%, 04/15/2029		470,000	485,037
3.500%, 04/15/2031		785,000	812,122
4.500%, 02/01/2026		605,000	616,568
4.750%, 02/01/2028		165,000	176,756
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	946,910
Townsquare Media, Inc. 6.875%, 02/01/2026 (A)		385,000	411,950
TripAdvisor, Inc. 7.000%, 07/15/2025 (A)		795,000	855,420
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	727,409
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	675,025
5.500%, 05/15/2029 (A)		1,161,000	1,248,075
VMED O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	873,468
4.250%, 01/31/2031 (A)		$1,675,000	1,645,625
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		315,000	314,969
5.125%, 01/15/2028 (A)		467,000	487,371
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
VTR Finance NV 6.375%, 07/15/2028 (A)		$510,000	$540,600
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,809,649
			38,951,544
Consumer discretionary – 6.1%
Aramark Services, Inc. 6.375%, 05/01/2025 (A)		160,000	170,000
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	504,976
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)		$810,000	840,375
Carnival Corp. 5.750%, 03/01/2027 (A)		1,165,000	1,220,338
Carvana Company 5.875%, 10/01/2028 (A)		1,190,000	1,252,118
Ford Motor Company
7.450%, 07/16/2031		165,000	216,975
8.500%, 04/21/2023		910,000	1,015,515
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	443,107
2.900%, 02/16/2028		$360,000	358,294
2.979%, 08/03/2022		415,000	420,706
3.087%, 01/09/2023		280,000	285,600
3.350%, 11/01/2022		485,000	497,077
3.370%, 11/17/2023		580,000	601,276
3.625%, 06/17/2031		1,220,000	1,243,644
3.813%, 10/12/2021		310,000	312,325
4.000%, 11/13/2030		255,000	267,113
4.125%, 08/17/2027		205,000	217,459
4.250%, 09/20/2022		200,000	206,514
4.542%, 08/01/2026		445,000	483,938
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	478,938
4.875%, 01/15/2030		290,000	309,575
Hilton Grand Vacations Borrower Escrow LLC 5.000%, 06/01/2029 (A)		585,000	598,163
Hyatt Hotels Corp. 5.750%, 04/23/2030		744,000	903,127
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	568,678
3.125%, 01/14/2031 (B)		450,000	441,018
MGM Resorts International 4.750%, 10/15/2028		105,000	111,563
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		699,000	690,263
3.875%, 01/15/2028 (A)		1,013,000	1,025,663
4.000%, 10/15/2030 (A)		2,124,000	2,054,970
4.250%, 05/15/2024 (A)		759,000	767,349
Newell Brands, Inc. 4.700%, 04/01/2026		160,000	178,419
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		690,000	689,138
5.500%, 04/01/2028 (A)		1,235,000	1,293,416
Travel + Leisure Company 6.625%, 07/31/2026 (A)		1,230,000	1,393,590
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	685,219
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,786,025
4.625%, 01/31/2032		875,000	918,750
4.750%, 01/15/2030 (A)		2,173,000	2,352,294
			27,803,508

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 3.5%
Albertsons Companies, Inc. 4.875%, 02/15/2030 (A)		$80,000	$85,321
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (A)		1,070,000	1,069,668
JBS USA Food Company 7.000%, 01/15/2026 (A)		960,000	1,017,600
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	704,987
3.875%, 05/15/2027		370,000	406,546
4.250%, 03/01/2031		1,525,000	1,732,383
4.375%, 06/01/2046		280,000	317,296
4.625%, 10/01/2039		1,090,000	1,269,486
6.875%, 01/26/2039		1,220,000	1,752,420
7.125%, 08/01/2039 (A)		165,000	240,881
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (A)		35,000	38,719
MARB BondCo PLC 3.950%, 01/29/2031 (A)		805,000	776,181
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)		830,000	850,750
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	220,992
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (A)		470,000	481,891
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		1,450,000	1,447,608
5.500%, 12/15/2029 (A)		285,000	305,306
5.625%, 01/15/2028 (A)		1,255,000	1,330,300
5.750%, 03/01/2027 (A)		1,955,000	2,045,419
			16,093,754
Energy – 6.3%
Aker BP ASA
2.875%, 01/15/2026 (A)		170,000	179,058
3.750%, 01/15/2030 (A)		985,000	1,062,899
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	430,842
5.250%, 06/15/2037		$194,000	232,266
5.400%, 06/15/2047		777,000	961,479
6.750%, 11/15/2039		2,136,000	2,899,284
Cheniere Energy Partners LP
4.000%, 03/01/2031 (A)		1,252,000	1,308,340
4.500%, 10/01/2029		390,000	419,250
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		2,205,000	2,640,488
Enbridge, Inc. 3.125%, 11/15/2029		990,000	1,060,196
EQM Midstream Partners LP 4.750%, 01/15/2031 (A)		620,000	638,873
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	194,695
3.625%, 05/15/2031 (A)		2,235,000	2,329,988
3.900%, 10/01/2027		325,000	348,156
Inversiones Latin America Power Ltda 5.125%, 06/15/2033 (A)		575,000	569,825
Kinder Morgan, Inc. 2.000%, 02/15/2031		290,000	278,778
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	682,813
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	155,155
3.400%, 04/15/2026		238,000	243,355
6.125%, 01/01/2031		775,000	911,811
6.625%, 09/01/2030		746,000	895,200
7.500%, 05/01/2031		335,000	422,100
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		$885,000	$1,170,044
Pertamina Persero PT
3.100%, 01/21/2030 (A)(B)		255,000	261,452
3.650%, 07/30/2029 (A)		295,000	314,515
Petrobras Global Finance BV 6.900%, 03/19/2049		1,110,000	1,323,398
Petrorio Luxembourg Sarl 6.125%, 06/09/2026 (A)		505,000	516,615
Qatar Petroleum
2.250%, 07/12/2031 (A)		380,000	375,961
3.300%, 07/12/2051 (A)		295,000	295,000
Saudi Arabian Oil Company
2.250%, 11/24/2030 (A)		400,000	392,548
3.500%, 04/16/2029 (A)		985,000	1,066,263
4.250%, 04/16/2039 (A)		740,000	827,748
4.375%, 04/16/2049 (A)		475,000	546,868
Southwestern Energy Company 6.450%, 01/23/2025		120,000	132,840
Targa Resources Partners LP 5.500%, 03/01/2030		100,000	109,966
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	87,315
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,310,000	1,505,386
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	86,555
Western Midstream Operating LP 5.300%, 02/01/2030		975,000	1,092,005
			28,969,330
Financials – 11.8%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,458,121
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	728,748
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	173,747
9.500%, 12/18/2032 (A)	MXN	12,100,000	412,762
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) 11/12/2026 (C)		$800,000	809,600
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	904,585
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,158,679
BNG Bank NV 0.250%, 06/07/2024		395,000	478,075
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(C)		$820,000	833,325
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(B)(C)		1,421,000	1,479,289
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	187,798
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	1,046,588
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.191%, 03/21/2023 (D)		920,000	1,097,828
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	229,600

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		$825,000	$932,250
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) 09/03/2030 (A)(C)		760,000	754,224
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(C)		420,000	433,125
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	953,009
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	916,188
3.865%, 05/25/2027		1,000,000,000	936,208
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,400,000	1,478,750
European Financial Stability Facility 1.875%, 05/23/2023	EUR	380,000	471,675
European Investment Bank
1.500%, 05/12/2022	NOK	9,790,000	1,146,795
1.750%, 03/13/2025		1,470,000	173,884
European Investment Bank (SONIA + 0.350%) 0.400%, 06/29/2023 (D)	GBP	550,000	764,467
First Horizon Bank 5.750%, 05/01/2030		$484,000	596,755
Icahn Enterprises LP 5.250%, 05/15/2027		100,000	103,250
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		1,037,000	1,148,581
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,157,324
3.375%, 01/25/2022	NZD	1,327,000	943,006
4.625%, 10/06/2021		1,310,000	925,824
7.450%, 08/20/2021	IDR	6,855,000,000	472,995
International Finance Corp. 0.375%, 09/10/2025	NZD	1,240,000	831,739
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (A)		$740,000	758,322
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(C)		800,000	916,496
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		1,040,000	1,216,800
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	620,103
MSCI, Inc.
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	2,430,361
3.875%, 02/15/2031 (A)		765,000	793,886
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) 06/28/2031 (C)		410,000	411,927
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	936,247
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.500%, 06/21/2023 (D)	NOK	7,000,000	816,961
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.540%, 06/19/2024 (D)	NOK	12,000,000	$1,402,944
Nordic Investment Bank
1.500%, 01/24/2022		1,000,000	116,879
1.875%, 04/10/2024		3,920,000	465,016
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,753,375
QNB Finance, Ltd.
3.500%, 03/28/2024		330,000	351,803
4.350%, 01/29/2022	CNY	1,860,000	290,026
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) 05/12/2026 (A)(C)		$880,000	874,614
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (A)(C)		360,000	373,050
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) 04/06/2028 (A)(C)		410,000	464,071
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	777,150
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,696,049	1,813,935
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,196,007
2.000%, 11/01/2028		208,000	272,170
3.375%, 03/27/2025		187,000	248,516
U.S. Bancorp 0.850%, 06/07/2024		2,560,000	3,118,846
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) 06/02/2026 (A)(C)		$550,000	551,029
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(C)		875,000	893,988
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	506,775
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)		210,000	228,972
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) 06/03/2024 (C)		400,000	445,000
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	860,053
Wells Fargo & Company (3 month BBSW + 1.320%) 1.362%, 07/27/2021 (D)		935,000	701,783
			53,745,899
Health care – 5.0%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	619,107
2.625%, 11/15/2028		300,000	374,123
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)		$1,666,000	1,580,618
5.250%, 01/30/2030 to 02/15/2031 (A)		1,450,000	1,349,328
5.500%, 11/01/2025 (A)		395,000	405,270
6.250%, 02/15/2029 (A)		980,000	969,269
9.000%, 12/15/2025 (A)		510,000	546,873
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	923,593

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
2.500%, 03/01/2031		$905,000	$892,556
3.000%, 10/15/2030		1,795,000	1,843,968
3.375%, 02/15/2030		1,765,000	1,844,990
4.625%, 12/15/2029		260,000	285,940
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,946,863
HCA, Inc.
3.500%, 09/01/2030		$2,943,000	3,135,384
4.125%, 06/15/2029		1,375,000	1,548,355
5.375%, 02/01/2025		1,490,000	1,680,720
Jazz Securities DAC 4.375%, 01/15/2029 (A)		210,000	217,728
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	717,500
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	778,712
0.750%, 09/12/2024		282,000	342,816
1.400%, 01/23/2026		468,000	587,227
			22,590,940
Industrials – 6.1%
Adani Ports & Special Economic Zone, Ltd.
3.100%, 02/02/2031 (A)		$560,000	532,902
4.200%, 08/04/2027 (A)		370,000	385,458
AECOM 5.125%, 03/15/2027		835,000	931,341
Airbus SE 1.625%, 06/09/2030	EUR	255,000	328,626
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	811,029
American Airlines, Inc.
5.500%, 04/20/2026 (A)		970,000	1,026,988
5.750%, 04/20/2029 (A)		790,000	854,188
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	1,007,694
Builders FirstSource, Inc. 6.750%, 06/01/2027 (A)		174,000	186,398
Cimpress PLC 7.000%, 06/15/2026 (A)		975,000	1,027,816
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	563,803
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	654,131
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		491,206	498,413
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	549,405
4.500%, 10/20/2025 (A)		320,000	343,879
4.750%, 10/20/2028 (A)		2,762,000	3,070,675
7.000%, 05/01/2025 (A)		1,075,000	1,254,512
7.375%, 01/15/2026		165,000	193,600
GFL Environmental, Inc. 4.750%, 06/15/2029 (A)		765,000	794,300
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	355,644
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	653,325
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	285,066
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		$840,000	924,840
Movida Europe SA 5.250%, 02/08/2031 (A)		235,000	237,174
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)		$105,000	$101,850
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	323,351
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	552,779
Spirit AeroSystems, Inc. 7.500%, 04/15/2025 (A)		$165,000	176,138
The Boeing Company
5.040%, 05/01/2027		1,035,000	1,194,212
5.150%, 05/01/2030		2,625,000	3,108,407
Uber Technologies, Inc.
7.500%, 05/15/2025 (A)		160,000	172,672
8.000%, 11/01/2026 (A)		1,110,000	1,196,025
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		1,189,563	1,322,794
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	1,139,600
4.000%, 07/15/2030		660,000	679,800
4.875%, 01/15/2028		530,000	562,065
			28,000,900
Information technology – 1.7%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,065,533
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$486,000	528,802
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	402,806
CDW LLC 4.250%, 04/01/2028		165,000	173,250
Dell International LLC 8.350%, 07/15/2046		541,000	884,861
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	518,081
1.500%, 05/21/2027		820,000	1,030,937
Fiserv, Inc. 1.125%, 07/01/2027		290,000	359,057
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	485,977
j2 Global, Inc. 4.625%, 10/15/2030 (A)		340,000	352,002
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	478,414
Square, Inc. 3.500%, 06/01/2031 (A)		315,000	317,756
Twilio, Inc.
3.625%, 03/15/2029		465,000	474,300
3.875%, 03/15/2031		620,000	636,275
Xerox Holdings Corp. 5.000%, 08/15/2025 (A)		120,000	126,674
			7,834,725
Materials – 6.0%
ArcelorMittal SA
4.550%, 03/11/2026		100,000	113,099
7.000%, 03/01/2041		485,000	673,637
7.250%, 10/15/2039		125,000	176,578
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)		960,000	957,219
4.000%, 09/01/2029 (A)		1,040,000	1,031,238
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)		205,000	211,663

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp.
2.875%, 08/15/2030		$520,000	$510,442
4.000%, 11/15/2023		490,000	518,729
4.875%, 03/15/2026		1,035,000	1,152,741
5.250%, 07/01/2025		1,375,000	1,552,031
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	623,978
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		570,000	600,609
5.875%, 01/31/2050 (A)		585,000	640,581
Cemex SAB de CV 3.875%, 07/11/2031 (A)		770,000	782,705
CF Industries, Inc. 5.375%, 03/15/2044		125,000	154,900
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)		1,475,000	1,552,098
4.875%, 03/01/2031 (A)(B)		790,000	829,500
6.750%, 03/15/2026 (A)		375,000	404,531
Crown Americas LLC
4.250%, 09/30/2026		100,000	107,250
4.500%, 01/15/2023		712,000	745,820
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		936,000	1,146,600
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	401,454
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (A)		$3,053,000	3,266,191
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	146,125
4.625%, 08/01/2030		985,000	1,078,575
5.450%, 03/15/2043		1,905,000	2,328,520
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		630,000	704,819
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,201,649
NOVA Chemicals Corp. 5.250%, 06/01/2027 (A)		100,000	107,780
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (A)		1,285,000	1,276,097
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028 (A)		945,000	944,887
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	958,650
Standard Industries, Inc.
3.375%, 01/15/2031 (A)		255,000	244,089
5.000%, 02/15/2027 (A)		90,000	93,206
			27,237,991
Real estate – 1.3%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	317,215
1.950%, 05/22/2026		305,000	390,075
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	212,211
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	251,550
3.500%, 09/15/2030		240,000	251,849
MGM Growth Properties Operating Partnership LP 4.625%, 06/15/2025 (A)		105,000	112,179
SBA Communications Corp.
3.125%, 02/01/2029 (A)		955,000	920,683
3.875%, 02/15/2027		1,900,000	1,951,120
4.875%, 09/01/2024		87,000	88,523
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	919,004
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
4.625%, 12/01/2029 (A)		$385,000	$409,063
			5,823,472
Utilities – 2.2%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	508,990
Chile Electricity PEC SpA 3.140%, 01/25/2028 (A)(E)		285,000	231,919
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,426,425
E.ON SE 0.375%, 09/29/2027	EUR	315,000	377,864
EDP Finance BV 0.375%, 09/16/2026		130,000	155,650
Engie SA 0.375%, 06/21/2027		300,000	360,952
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	967,875
7.375%, 11/15/2031		1,355,000	1,855,686
Greenko Dutch BV 3.850%, 03/29/2026 (A)		615,000	629,145
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	441,965
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (A)		390,000	434,687
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,561,680
PG&E Corp. 5.250%, 07/01/2030		730,000	736,935
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	174,960
			9,864,733
TOTAL CORPORATE BONDS (Cost $257,588,737)			$266,916,796
CONVERTIBLE BONDS – 3.1%
Communication services – 0.8%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	600,000	695,087
DISH Network Corp. 3.375%, 08/15/2026		$430,000	438,815
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		1,205,000	1,212,833
2.750%, 09/30/2050 (A)		815,000	855,684
Liberty Media Corp. 0.500%, 12/01/2050 (A)		500,000	575,250
			3,777,669
Consumer discretionary – 0.5%
Burlington Stores, Inc. 2.250%, 04/15/2025		705,000	1,120,069
Etsy, Inc. 0.250%, 06/15/2028 (A)		575,000	633,650
Sony Group Corp., Zero Coupon 0.000%, 09/30/2022	JPY	29,000,000	568,018
			2,321,737
Energy – 0.2%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	800,000	1,138,246
Industrials – 1.4%
Air Canada 4.000%, 07/01/2025		$500,000	774,200
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	2,186,663

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Industrials (continued)
Southwest Airlines Company 1.250%, 05/01/2025	$915,000	$1,385,653
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)	1,965,000	1,992,510
		6,339,026
Information technology – 0.2%
Sabre GLBL, Inc. 4.000%, 04/15/2025	415,000	755,300
TOTAL CONVERTIBLE BONDS (Cost $12,979,341)		$14,331,978
CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/02/2021 (C)(D)	1,321,000	1,307,790
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,152,158)		$1,307,790
TERM LOANS (F) – 3.0%
Consumer discretionary – 1.0%
Aramark Services, Inc., 2018 Term Loan B3 03/11/2025 TBD (G)	262,166	259,106
Carnival Corp., 2021 USD Term Loan B 06/30/2025 TBD (G)	300,000	299,700
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B 05/19/2028 TBD (G)	420,000	420,130
KFC Holding Company, 2021 Term Loan B 03/15/2028 TBD (G)	655,000	654,764
Marriott Ownership Resorts, Inc., 2019 Term Loan B 08/29/2025 TBD (G)	780,000	767,325
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 11/19/2026	1,362,942	1,343,138
The Hertz Corp., 2021 Term Loan B 06/14/2028 TBD (G)	697,700	696,828
The Hertz Corp., 2021 Term Loan C 06/14/2028 TBD (G)	131,710	131,545
		4,572,536
Health care – 0.9%
ICON Luxembourg Sarl, Term Loan B 06/16/2028 TBD (G)	2,401,140	2,404,526
Indigo Merger Sub, Inc., 1st Lien Term Loan B 06/16/2028 TBD (G)	266,880	267,256
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 04/21/2028	440,000	441,236
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 3.500%, 06/02/2028	525,000	525,331
Padagis LLC, Term Loan B 06/30/2028 TBD (G)	365,000	361,850
		4,000,199
Industrials – 0.4%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 04/13/2028	558,000	557,303
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%) 3.250%, 06/07/2028	$567,000	$563,882
United Airlines, Inc., 2021 Term Loan B 04/21/2028 TBD (G)	785,000	794,593
		1,915,778
Information technology – 0.5%
Dell International LLC, 2021 Term Loan B 09/19/2025 TBD (G)	2,376,000	2,374,931
Materials – 0.2%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 03/16/2027	570,000	570,952
TOTAL TERM LOANS (Cost $13,440,187)		$13,434,396
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Commercial and residential – 0.6%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	592,446	603,108
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 0.993%, 10/15/2036 (A)(D)	1,548,004	1,550,026
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	317,336	322,134
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	4,439,795	46,362
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	4,761,867	63,561
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	4,474,521	63,415
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.429%, 11/25/2034 (H)	95,014	103,116
		2,751,722
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) 0.842%, 03/25/2030 (D)	144,120	144,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,689,330)		$2,895,842
ASSET BACKED SECURITIES – 1.5%
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.332%, 07/25/2036 (A)(D)	85,185	85,158
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	503,100	509,278
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	884,250	895,719
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	476,513	502,878
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	864,275	906,244

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	$284,371	$283,913
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.532%, 07/17/2037 (A)(D)	590,000	590,368
Series 2019-1, Class B 3.157%, 09/17/2039 (A)	387,288	394,517
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	590,538	622,745
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	243,870	252,594
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,497,600	1,617,138
TOTAL ASSET BACKED SECURITIES (Cost $6,403,523)		$6,660,552
COMMON STOCKS – 3.2%
Communication services – 0.0%
Vertis Holdings, Inc. (I)(J)	8,371	0
Consumer discretionary – 0.3%
General Motors Company (J)	20,696	1,224,582
Financials – 1.2%
CIT Group, Inc.	17,920	924,493
Credit Agricole SA	66,195	928,027
Credit Suisse Group AG, ADR	63,906	670,374
Societe Generale SA	30,080	889,808
Synovus Financial Corp.	19,905	873,431
U.S. Bancorp	22,421	1,277,324
		5,563,457
Industrials – 0.7%
Delta Air Lines, Inc. (J)	24,829	1,074,103
The Boeing Company (J)	8,021	1,921,511
		2,995,614
Real estate – 0.4%
Americold Realty Trust	36,756	1,391,215
Safehold, Inc.	4,554	357,489
		1,748,704
Utilities – 0.6%
Algonquin Power & Utilities Corp. (J)	25,100	1,246,413
Dominion Energy, Inc.	18,000	1,748,340
		2,994,753
TOTAL COMMON STOCKS (Cost $14,811,050)		$14,527,110
PREFERRED SECURITIES – 3.2%
Communication services – 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	598,538
Financials – 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500%	804	792,744
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	585,918
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	760,518
		2,139,180
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care – 0.3%
Becton, Dickinson and Company, 6.000% (B)	10,850	$580,584
Danaher Corp., 4.750%	570	1,025,208
		1,605,792
Industrials – 0.3%
Stanley Black & Decker, Inc., 5.250% (B)	10,400	1,255,592
Information technology – 0.4%
Broadcom, Inc., 8.000%	840	1,276,691
Sabre Corp., 6.500%	2,400	386,856
		1,663,547
Utilities – 1.6%
American Electric Power Company, Inc., 6.125%	23,350	1,196,454
DTE Energy Company, 6.250%	20,150	996,015
NextEra Energy, Inc., 4.872%	26,200	1,471,130
NextEra Energy, Inc., 5.279%	28,350	1,388,016
NextEra Energy, Inc., 6.219%	17,400	859,560
The Southern Company, 6.750%	33,300	1,685,979
		7,597,154
TOTAL PREFERRED SECURITIES (Cost $13,926,538)		$14,859,803
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-7-21; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	7,675,000	49,573
Over the Counter Option on the USD vs. MXN (Expiration Date: 7-22-21; Strike Price: $19.25; Counterparty: HSBC Bank USA, N.A.) (J)(K)	6,190,000	2,816
		52,389
TOTAL PURCHASED OPTIONS (Cost $142,384)		$52,389
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.0324% (L)(M)	341,886	3,420,435
Repurchase agreement – 2.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $12,414,000 on 7-1-21, collateralized by $12,654,200 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $12,662,308)	$12,414,000	12,414,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,834,553)		$15,834,435
Total Investments (Strategic Income Opportunities Trust) (Cost $448,807,100) – 101.5%		$463,385,416
Other assets and liabilities, net – (1.5%)		(6,746,867)
TOTAL NET ASSETS – 100.0%		$456,638,549
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $176,687,392 or 38.7% of the fund's net assets as of 6-30-21.
(B)	All or a portion of this security is on loan as of 6-30-21.
Strategic Income Opportunities Trust (continued)
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 6-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	27	Long	Sep 2021	$4,817,824	$4,847,445	$29,621
10-Year U.S. Treasury Note Futures	96	Short	Sep 2021	(12,654,115)	(12,720,000)	(65,885)
Euro-Buxl Futures	4	Short	Sep 2021	(962,647)	(963,967)	(1,320)
German Euro BUND Futures	33	Short	Sep 2021	(6,720,073)	(6,754,187)	(34,114)
U.S. Treasury Long Bond Futures	442	Short	Sep 2021	(69,007,363)	(71,051,500)	(2,044,137)
Ultra U.S. Treasury Bond Futures	7	Short	Sep 2021	(1,012,364)	(1,030,422)	(18,058)
						$(2,133,893)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,472,179	GBP	1,441,250	MSCS	9/15/2021	$258	—
CAD	2,464,235	GBP	1,441,250	RBC	9/15/2021	—	$(6,150)
CAD	1,475,000	JPY	132,702,800	ANZ	9/15/2021	—	(5,385)
CAD	1,475,000	JPY	132,297,323	RBC	9/15/2021	—	(1,733)
CAD	3,528,035	USD	2,880,000	CITI	9/15/2021	—	(33,985)
CAD	3,568,435	USD	2,880,500	GSI	9/15/2021	—	(1,894)
CAD	3,568,209	USD	2,882,500	HUS	9/15/2021	—	(4,076)
CAD	9,112,637	USD	7,390,534	JPM	9/15/2021	—	(39,499)
CAD	3,549,538	USD	2,877,500	MSCS	9/15/2021	—	(14,138)
CAD	1,765,175	USD	1,440,000	RBC	9/15/2021	—	(16,058)
EUR	6,700,851	CAD	9,882,730	RBC	9/15/2021	—	(14,629)
EUR	2,882,020	GBP	2,479,090	SSB	9/15/2021	—	(7,339)
EUR	2,932,500	USD	3,481,877	SCB	9/15/2021	628	—
GBP	2,882,500	CAD	4,930,199	JPM	9/15/2021	10,905	—
GBP	2,485,546	EUR	2,882,020	UBS	9/15/2021	16,272	—
GBP	2,065,000	USD	2,861,726	BARC	9/15/2021	—	(4,735)
GBP	2,065,000	USD	2,915,727	SSB	9/15/2021	—	(58,736)
JPY	266,790,419	CAD	2,950,000	CIBC	9/15/2021	23,244	—
SGD	4,615,797	USD	3,440,216	BARC	9/15/2021	—	(7,667)
The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	216,768	USD	161,240	CITI	9/15/2021	—	$(40)
USD	3,080,055	AUD	4,103,949	CITI	9/15/2021	$1,331	—
USD	6,040,608	BRL	30,697,025	CITI	9/15/2021	—	(75,280)
USD	755,766	BRL	3,741,798	SSB	9/15/2021	10,273	—
USD	8,642,500	CAD	10,567,184	MSCS	9/15/2021	118,102	—
USD	1,583,102	CAD	1,911,966	RBC	9/15/2021	40,746	—
USD	4,465,602	CAD	5,425,924	SSB	9/15/2021	88,586	—
USD	8,425,636	EUR	7,065,242	GSI	9/15/2021	35,274	—
USD	3,484,180	EUR	2,932,500	MSCS	9/15/2021	1,674	—
USD	4,152,160	GBP	2,984,014	CIBC	9/15/2021	23,686	—
USD	1,278,430	GBP	919,014	HUS	9/15/2021	6,947	—
USD	1,071,894	JPY	117,207,264	UBS	9/15/2021	16,215	—
USD	788,148	NZD	1,134,068	ANZ	9/15/2021	—	(4,388)
USD	736,543	NZD	1,058,464	GSI	9/15/2021	—	(3,158)
USD	2,044,840	SGD	2,743,562	HUS	9/15/2021	4,583	—
USD	2,044,840	SGD	2,745,903	JPM	9/15/2021	2,842	—
USD	2,044,840	SGD	2,744,687	MSCS	9/15/2021	3,747	—
USD	3,649,168	SGD	4,832,565	SSB	9/15/2021	55,420	—
						$460,733	$(298,890)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.22	Aug 2021	8,885,000	$124,574	$(8,523)
Euro vs. U.S. Dollar	UBS	EUR	1.19	Aug 2021	8,895,000	87,620	(58,632)
						$212,194	$(67,155)
Puts
U.S. Dollar vs. Canadian Dollar	GSI	USD	1.22	Oct 2021	7,675,000	174,069	(49,573)
						$174,069	$(49,573)
						$386,263	$(116,728)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 64.5%
U.S. Government – 36.4%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$6,532,188
1.875%, 02/15/2041	2,000,000	1,957,813
2.000%, 02/15/2050	3,000,000	2,947,266
2.250%, 08/15/2049	2,000,000	2,071,875
2.750%, 08/15/2047	3,000,000	3,412,500
2.875%, 05/15/2049	1,500,000	1,756,465
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,083,005
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,316,910
4.375%, 05/15/2041	1,830,000	2,571,079
4.625%, 02/15/2040	5,000,000	7,177,344
4.750%, 02/15/2041	2,000,000	2,932,891
8.125%, 08/15/2021	1,400,000	1,414,059
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,989,844
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,620,625
0.375%, 07/31/2027	4,000,000	3,833,750
0.500%, 10/31/2027	12,000,000	11,537,344
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,217,422
0.750%, 03/31/2026	4,000,000	3,982,031
1.250%, 08/31/2024	5,000,000	5,117,969
1.375%, 08/31/2026	5,000,000	5,118,555
1.500%, 01/31/2027	5,000,000	5,140,039
1.625%, 08/15/2029	8,000,000	8,182,188
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,261,399
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,634,680
2.125%, 05/31/2026	3,000,000	3,181,641
2.250%, 11/15/2027	20,595,000	22,030,214
2.375%, 05/15/2029	5,000,000	5,395,508
2.625%, 02/28/2023	3,000,000	3,121,055
2.750%, 04/30/2023	3,500,000	3,660,645
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,206,774
3.000%, 10/31/2025	2,000,000	2,191,094
		271,596,172
U.S. Government Agency – 28.1%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,485,868
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	1,069,682	1,104,102
2.375%, 01/13/2022	1,500,000	1,518,360
2.475%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	57,493	60,498
2.500%, 04/01/2031 to 08/01/2050	5,501,649	5,703,942
2.531%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	415,572	434,917
2.750%, 06/19/2023	2,000,000	2,098,373
3.000%, 07/01/2032 to 08/01/2046	5,066,716	5,369,956
3.500%, 12/01/2025 to 06/01/2048	4,068,867	4,343,509
4.000%, 02/01/2024 to 09/01/2047	1,909,775	2,062,591
4.500%, 05/01/2024 to 11/01/2048	3,141,869	3,417,592
5.000%, 06/01/2023 to 09/01/2039	232,010	263,958
5.500%, 02/01/2023 to 01/01/2039	390,271	451,386
6.000%, 10/01/2036 to 10/01/2038	180,511	213,567
6.250%, 07/15/2032	450,000	661,050
6.500%, 08/01/2037 to 08/01/2038	38,132	45,452
6.750%, 09/15/2029	1,200,000	1,731,966
7.000%, 04/01/2029 to 10/01/2038	30,122	35,832
7.500%, 09/01/2030 to 03/01/2032	5,255	6,187
8.000%, 02/01/2030	691	800
Federal National Mortgage Association
1.500%, TBA (B)	1,700,000	1,719,575
1.664%, (6 month LIBOR + 1.413%), 07/01/2034 (A)	95,688	97,593
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
1.728%, (12 month LIBOR + 1.353%), 01/01/2035 (A)	$197,090	$202,724
1.945%, (12 month LIBOR + 1.567%), 09/01/2037 (A)	63,144	65,418
2.000%, TBA (B)	16,700,000	16,873,770
2.000%, 02/01/2035 to 11/01/2050	13,037,127	13,257,919
2.070%, (12 month LIBOR + 1.791%), 04/01/2037 (A)	106,741	111,595
2.125%, 04/24/2026	2,000,000	2,118,597
2.310%, (1 Year CMT + 2.185%), 05/01/2036 (A)	48,222	51,056
2.425%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	21,719	22,784
2.500%, TBA (B)	4,000,000	4,171,252
2.500%, 05/01/2028 to 11/01/2050	15,826,755	16,400,532
2.625%, 09/06/2024	1,000,000	1,068,588
3.000%, TBA (B)	16,400,000	17,097,003
3.000%, 01/01/2027 to 12/01/2049	13,492,834	14,261,468
3.500%, TBA (B)	8,000,000	8,419,996
3.500%, 12/01/2025 to 10/01/2049	13,153,927	14,018,584
4.000%, 03/01/2024 to 09/01/2049	11,931,846	12,802,739
4.500%, 08/01/2024 to 09/01/2048	2,575,976	2,828,632
5.000%, 08/01/2023 to 09/01/2048	1,971,293	2,189,933
5.500%, 08/01/2021 to 11/01/2038	480,066	553,299
6.000%, 08/01/2023 to 08/01/2038	323,965	378,003
6.500%, 03/01/2022 to 12/01/2037	110,990	131,212
7.000%, 02/01/2031 to 10/01/2038	42,073	50,381
7.125%, 01/15/2030	209,000	305,319
7.250%, 05/15/2030	1,450,000	2,149,455
7.500%, 09/01/2030 to 08/01/2031	15,641	18,381
8.000%, 08/01/2030 to 09/01/2031	3,706	4,337
8.500%, 09/01/2030	370	435
Government National Mortgage Association
2.000%, TBA (B)	2,500,000	2,546,939
2.500%, TBA (B)	8,000,000	8,279,233
3.000%, TBA (B)	5,000,000	5,206,743
3.000%, 08/15/2043 to 08/20/2050	8,137,745	8,568,520
3.500%, TBA (B)	2,800,000	2,926,962
3.500%, 04/15/2042 to 04/20/2050	8,407,671	8,984,667
4.000%, 11/15/2026 to 08/20/2048	4,761,231	5,125,725
4.500%, 06/15/2023 to 04/20/2050	2,555,210	2,769,980
5.000%, 10/15/2023 to 07/20/2040	674,232	765,054
5.500%, 08/15/2023 to 09/20/2039	274,230	313,933
6.000%, 07/15/2029 to 10/15/2038	185,464	215,452
6.500%, 05/15/2028 to 12/15/2038	139,890	164,238
7.000%, 08/15/2029 to 05/15/2032	24,933	28,600
7.500%, 09/15/2030 to 01/15/2031	6,054	7,055
8.000%, 04/15/2031	6,644	7,847
		209,291,434
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $463,814,695)		$480,887,606
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,739,574
Canada – 0.2%
Hydro-Quebec 8.400%, 01/15/2022	250,000	260,610
Province of British Columbia 6.500%, 01/15/2026 (C)	490,000	602,935

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
7.125%, 02/09/2024	$150,000	$174,897
7.500%, 07/15/2023	410,000	467,613
		1,506,055
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	506,356
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	339,720
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	843,323
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,165,662
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	501,905
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	344,065
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	361,584
6.250%, 09/26/2022	400,000	416,031
		777,615
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,389,898)		$7,724,275
CORPORATE BONDS – 28.9%
Communication services – 2.7%
America Movil SAB de CV 3.125%, 07/16/2022	500,000	513,661
AT&T, Inc.
2.550%, 12/01/2033 (D)	665,000	658,777
3.800%, 12/01/2057 (D)	609,000	634,506
4.750%, 05/15/2046	900,000	1,093,073
4.850%, 07/15/2045	500,000	607,679
5.150%, 03/15/2042	50,000	62,679
6.375%, 03/01/2041	360,000	516,783
7.625%, 04/15/2031	285,000	400,737
Baidu, Inc. 4.125%, 06/30/2025	250,000	275,741
British Telecommunications PLC 9.625%, 12/15/2030	190,000	294,121
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	613,387
5.050%, 03/30/2029	400,000	472,476
5.375%, 05/01/2047	500,000	612,705
Comcast Corp.
2.350%, 01/15/2027	455,000	477,243
3.375%, 02/15/2025	600,000	650,906
3.999%, 11/01/2049	500,000	588,800
6.500%, 11/15/2035	255,000	370,895
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	218,772
Discovery Communications LLC
4.125%, 05/15/2029	900,000	1,007,675
5.300%, 05/15/2049	400,000	505,877
Fox Corp. 3.500%, 04/08/2030 (C)	600,000	661,108
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Grupo Televisa SAB 6.625%, 01/15/2040	$220,000	$302,615
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	147,149
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	331,146
Telefonica Europe BV 8.250%, 09/15/2030	350,000	512,885
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	795,496
T-Mobile USA, Inc.
3.875%, 04/15/2030	600,000	670,692
4.500%, 04/15/2050	700,000	833,513
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	543,933
4.125%, 06/01/2044	500,000	602,669
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	573,309
4.272%, 01/15/2036	458,000	544,940
4.522%, 09/15/2048	1,260,000	1,558,698
ViacomCBS, Inc. 4.000%, 01/15/2026	600,000	667,211
Vodafone Group PLC
4.375%, 05/30/2028	400,000	465,308
5.250%, 05/30/2048	300,000	395,300
		20,182,465
Consumer discretionary – 1.7%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	731,906
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,074,881
Brinker International, Inc. 3.875%, 05/15/2023 (C)	250,000	257,525
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	285,600
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	297,585
5.250%, 03/01/2026	650,000	750,546
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	260,334
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	504,134
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	1,086,470
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,057,924
Starbucks Corp. 3.550%, 08/15/2029	300,000	335,224
Target Corp. 3.900%, 11/15/2047	500,000	624,590
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	408,196
2.700%, 04/15/2030	700,000	748,428
3.350%, 09/15/2025	752,000	823,057
4.250%, 04/01/2046	390,000	484,815
5.875%, 12/16/2036	280,000	400,011
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	687,760
4.500%, 04/15/2050 (C)	600,000	799,733
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	493,740
3.400%, 09/15/2021	320,000	322,073
Whirlpool Corp. 5.150%, 03/01/2043 (C)	300,000	380,247
		12,814,779

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 1.6%
Altria Group, Inc. 4.500%, 05/02/2043	$500,000	$537,382
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	883,348
4.900%, 02/01/2046	500,000	632,875
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	595,632
BAT Capital Corp. 3.215%, 09/06/2026	500,000	530,457
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	493,472
General Mills, Inc. 2.875%, 04/15/2030	600,000	635,589
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	326,695
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	487,740
6.875%, 01/26/2039	40,000	57,456
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	363,508
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	534,397
4.000%, 03/05/2042	270,000	326,805
5.500%, 01/15/2040	280,000	391,125
Philip Morris International, Inc. 3.600%, 11/15/2023	250,000	269,153
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	293,189
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,553,363
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	633,380
The Kroger Company 3.500%, 02/01/2026	500,000	548,835
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	465,468
Walmart, Inc.
3.250%, 07/08/2029	600,000	671,018
4.050%, 06/29/2048	500,000	628,001
		11,858,888
Energy – 2.5%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	310,041
Baker Hughes LLC
3.337%, 12/15/2027	500,000	546,342
4.486%, 05/01/2030	500,000	589,707
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	447,101
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	886,619
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	260,350
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	387,661
Chevron Corp. 2.954%, 05/16/2026	800,000	867,186
ConocoPhillips Company 4.950%, 03/15/2026	300,000	349,305
Devon Energy Corp.
5.000%, 06/15/2045	885,000	1,039,611
7.875%, 09/30/2031	170,000	238,163
Enbridge, Inc.
3.700%, 07/15/2027	400,000	441,179
4.500%, 06/10/2044	400,000	471,947
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
3.450%, 01/15/2023	$170,000	$175,818
5.500%, 06/01/2027	600,000	703,671
6.125%, 12/15/2045	350,000	446,117
6.500%, 02/01/2042	50,000	64,916
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	694,428
4.850%, 08/15/2042	280,000	342,575
6.875%, 03/01/2033	130,000	185,797
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	758,492
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	762,746
6.375%, 03/01/2041	60,000	82,935
6.500%, 09/01/2039	180,000	250,933
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	485,483
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	544,540
ONEOK Partners LP 6.650%, 10/01/2036	268,000	361,089
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	356,431
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	524,750
6.625%, 06/15/2035	230,000	222,123
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	218,837
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,226,216
6.375%, 12/15/2038	90,000	133,451
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	309,155
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	497,073
7.875%, 09/01/2021	190,000	192,300
Tosco Corp. 8.125%, 02/15/2030 (C)	383,000	551,330
TotalEnergies Capital SA 4.250%, 12/15/2021	60,000	61,101
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	536,440
Valero Energy Corp.
2.850%, 04/15/2025	600,000	636,194
7.500%, 04/15/2032	270,000	379,202
		18,539,355
Financials – 7.3%
American Express Company 2.650%, 12/02/2022	345,000	356,349
American International Group, Inc.
4.125%, 02/15/2024	550,000	598,893
6.250%, 05/01/2036	430,000	596,158
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	1,071,241
Bank of America Corp.
3.300%, 01/11/2023	800,000	835,000
4.450%, 03/03/2026	700,000	795,056
7.750%, 05/14/2038	480,000	757,595
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	400,030
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,832,932

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	$1,312,000	$1,428,912
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	563,624
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	619,892
Barclays Bank PLC 1.700%, 05/12/2022	500,000	505,735
Barclays PLC 4.375%, 01/12/2026	500,000	559,846
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	546,569
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	376,680
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,149,551
3.300%, 10/30/2024	1,500,000	1,615,548
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	329,373
Citigroup, Inc.
2.350%, 08/02/2021	500,000	500,877
4.450%, 09/29/2027	500,000	571,248
5.500%, 09/13/2025	400,000	465,916
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,032,031
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	621,461
Credit Suisse AG 3.000%, 10/29/2021	750,000	756,812
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	271,177
4.550%, 04/17/2026	800,000	906,090
Discover Financial Services 5.200%, 04/27/2022	120,000	124,669
European Investment Bank
2.500%, 10/15/2024 (C)	1,500,000	1,594,140
3.250%, 01/29/2024	600,000	642,936
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	842,541
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	985,152
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	918,078
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	1,038,168
Inter-American Development Bank
1.750%, 09/14/2022	600,000	611,267
2.000%, 07/23/2026	1,000,000	1,050,300
7.000%, 06/15/2025	325,000	405,595
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	434,851
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	973,741
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	765,652
3.375%, 05/01/2023	500,000	526,327
3.875%, 02/01/2024	1,300,000	1,408,070
4.350%, 08/15/2021	710,000	713,493
6.400%, 05/15/2038	125,000	183,339
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	$500,000	$551,085
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	701,613
KfW
2.125%, 01/17/2023	600,000	617,539
2.625%, 02/28/2024	800,000	846,038
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	549,371
Lincoln National Corp. 7.000%, 06/15/2040	150,000	229,186
MetLife, Inc. 4.600%, 05/13/2046	500,000	644,102
Morgan Stanley
3.700%, 10/23/2024	950,000	1,036,450
4.100%, 05/22/2023	750,000	798,592
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,116,254
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	617,280
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	775,444
State Street Corp. 3.100%, 05/15/2023	250,000	262,688
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	547,808
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	611,953
The Allstate Corp. 3.280%, 12/15/2026	500,000	551,757
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	330,607
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	726,377
3.500%, 01/23/2025	750,000	810,897
3.625%, 01/22/2023	500,000	524,904
3.750%, 02/25/2026	500,000	553,146
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	231,736
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,117,034
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	500,248
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	366,525
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	64,560
Truist Financial Corp.
1.125%, 08/03/2027	700,000	683,037
2.850%, 10/26/2024	700,000	748,480
U.S. Bancorp 3.000%, 03/15/2022	600,000	610,412
Wells Fargo & Company 3.450%, 02/13/2023	750,000	786,223
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	1,000,000	1,034,863
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	601,454
		54,430,578

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 3.8%
Abbott Laboratories
2.950%, 03/15/2025	$300,000	$322,516
3.750%, 11/30/2026	283,000	319,600
AbbVie, Inc.
2.900%, 11/06/2022	500,000	516,620
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,862,381
4.400%, 11/06/2042	260,000	315,708
Aetna, Inc. 3.500%, 11/15/2024	200,000	216,361
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	265,360
Allergan Funding SCS 4.750%, 03/15/2045	321,000	328,887
Amgen, Inc.
4.400%, 05/01/2045	260,000	315,678
4.663%, 06/15/2051	659,000	849,920
Anthem, Inc.
4.101%, 03/01/2028	350,000	400,018
4.650%, 08/15/2044	150,000	187,183
AstraZeneca PLC 0.700%, 04/08/2026	500,000	486,814
Baxalta, Inc. 4.000%, 06/23/2025	500,000	551,953
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	311,637
Biogen, Inc. 3.250%, 02/15/2051 (D)	561,000	561,375
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	517,155
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	535,331
4.550%, 02/20/2048	300,000	391,336
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	549,928
Celgene Corp. 3.875%, 08/15/2025	283,000	312,505
Cigna Corp. 4.375%, 10/15/2028	500,000	581,516
CVS Health Corp.
3.875%, 07/20/2025	650,000	717,661
4.300%, 03/25/2028	1,000,000	1,148,907
5.050%, 03/25/2048	500,000	649,438
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	66,777	87,527
Eli Lilly & Company 2.250%, 05/15/2050	500,000	453,401
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	447,429
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	661,457
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	552,102
6.375%, 05/15/2038	210,000	314,422
HCA, Inc.
4.500%, 02/15/2027	500,000	565,038
5.500%, 06/15/2047	400,000	520,969
Humana, Inc. 3.850%, 10/01/2024	350,000	379,633
Johnson & Johnson
2.100%, 09/01/2040	500,000	474,699
5.850%, 07/15/2038	285,000	416,723
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	526,454
McKesson Corp. 4.750%, 05/30/2029	500,000	592,541
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc. 4.375%, 03/15/2035	$500,000	$622,030
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	905,677
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	542,272
Pfizer, Inc.
2.750%, 06/03/2026	713,000	771,653
4.400%, 05/15/2044	264,000	340,398
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	576,345
4.700%, 03/30/2045	500,000	612,572
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	910,554
Stryker Corp. 4.625%, 03/15/2046	350,000	446,971
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	61,761
4.450%, 12/15/2048	300,000	383,227
5.800%, 03/15/2036	300,000	422,315
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	550,768
Viatris, Inc. 2.700%, 06/22/2030 (D)	500,000	505,591
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	538,422
3.550%, 04/01/2025	500,000	542,452
Zoetis, Inc. 2.000%, 05/15/2030	500,000	497,690
		28,438,881
Industrials – 2.9%
3M Company 3.000%, 08/07/2025	330,000	357,912
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	439,285
Air Lease Corp.
3.125%, 12/01/2030	600,000	609,543
3.625%, 12/01/2027	400,000	429,638
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	236,100	240,715
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	61,849
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	316,901
Carrier Global Corp. 3.577%, 04/05/2050	500,000	530,233
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	536,708
CSX Corp.
3.350%, 11/01/2025	420,000	458,487
3.800%, 04/15/2050	1,000,000	1,139,036
Deere & Company 3.100%, 04/15/2030	500,000	551,512
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	211,442
Emerson Electric Company 2.625%, 12/01/2021	250,000	251,977
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,288,657
FedEx Corp.
3.875%, 08/01/2042	420,000	468,213
4.400%, 01/15/2047	350,000	418,466

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company
4.500%, 03/11/2044	$500,000	$606,129
6.750%, 03/15/2032	66,000	91,485
6.875%, 01/10/2039	168,000	251,337
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	507,934
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	522,804
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	168,275
Kansas City Southern 2.875%, 11/15/2029	500,000	526,051
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	465,429
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	306,521
Northrop Grumman Corp. 3.250%, 01/15/2028	300,000	327,674
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	542,516
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	643,235
6.125%, 07/15/2038	225,000	320,899
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	574,991
Snap-on, Inc. 6.125%, 09/01/2021	310,000	312,647
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,369,169
The Boeing Company
2.600%, 10/30/2025	438,000	455,930
5.805%, 05/01/2050	600,000	807,979
8.750%, 09/15/2031	90,000	134,993
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	275,378
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	717,698
Union Pacific Corp.
3.250%, 08/15/2025	500,000	541,573
3.799%, 10/01/2051	313,000	357,938
3.799%, 04/06/2071 (D)	800,000	887,811
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	244,495	249,558
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	449,314
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	680,559
		21,406,401
Information technology – 2.6%
Apple, Inc.
2.400%, 05/03/2023	800,000	830,304
2.450%, 08/04/2026	1,060,000	1,127,493
3.250%, 02/23/2026	500,000	548,745
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	525,813
5.100%, 10/01/2035	470,000	618,700
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	824,316
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	977,869
4.300%, 11/15/2032	700,000	797,108
4.700%, 04/15/2025	600,000	675,939
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cisco Systems, Inc. 5.900%, 02/15/2039	$80,000	$116,478
Eaton Corp. 3.103%, 09/15/2027	500,000	542,967
Fiserv, Inc. 2.250%, 06/01/2027	600,000	622,399
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,231,876
4.000%, 06/20/2042	210,000	247,390
5.600%, 11/30/2039	21,000	29,311
Intel Corp. 2.700%, 12/15/2022	690,000	714,184
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,511,056
3.125%, 11/03/2025	438,000	477,840
NXP BV 3.400%, 05/01/2030 (D)	520,000	567,792
Oracle Corp.
2.400%, 09/15/2023	435,000	451,046
2.650%, 07/15/2026	310,000	327,108
2.950%, 05/15/2025	550,000	587,855
4.125%, 05/15/2045	500,000	557,130
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	620,942
2.850%, 10/01/2029	1,000,000	1,078,464
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	539,483
Visa, Inc.
2.050%, 04/15/2030	600,000	616,501
3.150%, 12/14/2025	463,000	506,517
4.300%, 12/14/2045	463,000	594,211
Xerox Corp. 6.750%, 12/15/2039	60,000	66,080
		18,932,917
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	513,600
Eastman Chemical Company 4.650%, 10/15/2044	500,000	604,075
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	521,330
Huntsman International LLC 4.500%, 05/01/2029	500,000	568,473
International Paper Company 5.000%, 09/15/2035	500,000	627,476
Linde, Inc. 2.450%, 02/15/2022	240,000	241,969
Newmont Corp. 4.875%, 03/15/2042	270,000	341,959
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	195,427
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	139,100
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	351,766
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	537,799
5.200%, 11/02/2040	250,000	343,222
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	352,825
The Dow Chemical Company
4.375%, 11/15/2042	590,000	703,202
9.400%, 05/15/2039	130,000	229,257

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. 6.875%, 11/10/2039	$350,000	$489,570
		6,761,050
Real estate – 0.6%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	217,614
American Tower Corp. 5.000%, 02/15/2024	500,000	554,522
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	439,864
CubeSmart LP 4.000%, 11/15/2025	200,000	219,938
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	231,594
Duke Realty LP 3.250%, 06/30/2026	200,000	216,720
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	906,956
Service Properties Trust 4.500%, 03/15/2025	200,000	199,000
Simon Property Group LP
3.375%, 06/15/2027	500,000	543,528
3.500%, 09/01/2025	441,500	483,195
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	514,640
		4,527,571
Utilities – 2.3%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	454,156
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,094,931
American Water Capital Corp. 4.300%, 09/01/2045	350,000	420,880
Arizona Public Service Company 3.350%, 05/15/2050	500,000	535,297
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	615,931
6.125%, 04/01/2036	436,000	613,049
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	794,765
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	653,346
3.900%, 10/01/2025	242,000	267,593
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	282,540
Duke Energy Corp.
3.750%, 04/15/2024	500,000	538,405
4.800%, 12/15/2045	500,000	610,900
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	670,711
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	598,828
Eversource Energy 4.250%, 04/01/2029	500,000	582,054
Exelon Corp. 3.400%, 04/15/2026	542,000	590,148
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	197,150
Florida Power & Light Company 5.650%, 02/01/2037	290,000	397,226
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	455,508
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Indiana Michigan Power Company 6.050%, 03/15/2037	$187,000	$258,834
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	705,463
NiSource, Inc. 3.950%, 03/30/2048	400,000	455,904
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	305,741
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	562,528
3.450%, 07/01/2025	30,000	31,445
3.750%, 07/01/2028	30,000	31,409
4.550%, 07/01/2030	227,000	242,790
4.950%, 07/01/2050	227,000	233,485
PacifiCorp 6.000%, 01/15/2039	335,000	475,215
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	566,915
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	267,952
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	280,768
Southern California Edison Company
2.250%, 06/01/2030	700,000	688,262
5.350%, 07/15/2035	130,000	164,025
The Southern Company 3.250%, 07/01/2026	572,000	620,771
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,389
8.875%, 11/15/2038	190,000	337,660
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	431,134
		17,085,108
TOTAL CORPORATE BONDS (Cost $196,625,485)		$214,977,993
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	87,271
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	208,698
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	81,859
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	68,097
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	144,003
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	444,793
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	374,266
State of California, GO
7.300%, 10/01/2039 (C)	400,000	640,163
7.500%, 04/01/2034	80,000	126,065
State of Illinois, GO
5.100%, 06/01/2033	115,000	135,222
7.350%, 07/01/2035	280,000	361,715
State of Texas, GO 5.517%, 04/01/2039	260,000	374,479
State of Utah, GO
3.539%, 07/01/2025	390,000	416,223
4.554%, 07/01/2024	205,000	217,114

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Washington, GO 5.481%, 08/01/2039	$260,000	$361,503
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	382,583
University of California 5.770%, 05/15/2043	320,000	450,820
TOTAL MUNICIPAL BONDS (Cost $3,741,630)		$4,874,874
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	157,999
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,159,571
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,204,684
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	496,879
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	183,852
Series 2013-CR8, Class AM, 3.925%, 06/10/2046 (D)(E)	630,000	662,304
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,067,305
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,596	680,831
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,092,616
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,161,885
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,284,152
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	309,151	323,871
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	535,631
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	246,940
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	544,368
		15,802,888
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	753,257
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	762,105
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K050, Class A2, 3.334%, 08/25/2025 (E)	$700,000	$764,129
		2,279,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,556,718)		$18,082,379
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. (F)	38	940
TOTAL COMMON STOCKS (Cost $508)		$940
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $19.27) (F)	154	1,309
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	1,070
TOTAL WARRANTS (Cost $696)		$2,379
SHORT-TERM INVESTMENTS – 11.4%
Short-term funds – 11.4%
John Hancock Collateral Trust, 0.0324% (G)(H)	397,568	3,977,512
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	80,575,403	80,575,403
TOTAL SHORT-TERM INVESTMENTS (Cost $84,553,035)		$84,552,915
Total Investments (Total Bond Market Trust) (Cost $773,682,665) – 108.9%		$811,103,361
Other assets and liabilities, net – (8.9%)		(66,019,603)
TOTAL NET ASSETS – 100.0%		$745,083,758
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
1.765%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$36,563	$37,475
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	22,542	23,156
2.011%, (12 month LIBOR + 1.616%), 05/01/2037 (A)	75,271	79,212
2.251%, (12 month LIBOR + 1.642%), 09/01/2043 (A)	364,783	380,567
2.274%, (12 month LIBOR + 1.628%), 02/01/2036 (A)	57,574	60,418
2.290%, (1 Year CMT + 2.165%), 11/01/2036 (A)	102,342	107,749
2.298%, (1 Year CMT + 2.091%), 12/01/2035 (A)	112,269	117,242
2.356%, (1 Year CMT + 2.231%), 05/01/2034 (A)	107,171	112,303
2.447%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	30,030	31,480
2.624%, (1 Year CMT + 2.295%), 08/01/2035 (A)	72,176	76,158
Federal National Mortgage Association
1.722%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	49,089	51,034
1.741%, (6 month LIBOR + 1.491%), 10/01/2035 (A)	158,443	162,300
1.777%, (6 month LIBOR + 1.527%), 02/01/2035 (A)	85,187	88,790
1.887%, (12 month LIBOR + 1.543%), 07/01/2035 (A)	192,597	198,963
1.914%, (12 month LIBOR + 1.450%), 04/01/2035 (A)	351,948	362,998
2.322%, (1 Year CMT + 2.196%), 02/01/2035 (A)	131,827	139,262
2.325%, (1 Year CMT + 2.176%), 01/01/2036 (A)	118,112	123,541
2.326%, (1 Year CMT + 2.196%), 05/01/2036 (A)	223,874	234,519
2.337%, (1 Year CMT + 2.176%), 01/01/2036 (A)	48,630	50,872
2.458%, (1 Year CMT + 2.333%), 05/01/2034 (A)	47,821	50,245
2.479%, (1 Year CMT + 2.274%), 07/01/2035 (A)	111,054	116,777
Government National Mortgage Association 2.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	240,259	247,980
		2,853,041
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,862,952)		$2,853,041
CORPORATE BONDS – 51.7%
Communication services – 2.9%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,272,095
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,070,578
Verizon Communications, Inc. 0.750%, 03/22/2024	3,000,000	3,012,893
		8,355,566
Consumer discretionary – 4.3%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,028,019
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	$2,000,000	$2,025,281
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,104,512
Toyota Motor Credit Corp. 1.150%, 05/26/2022	2,000,000	2,017,153
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,132,656
		12,307,621
Consumer staples – 1.0%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,858,377
Energy – 3.3%
Energy Transfer Operating LP 4.500%, 11/01/2023	3,000,000	3,219,715
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,010,353
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,247,615
		9,477,683
Financials – 25.5%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	3,054,802
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	3,002,406
Bank of America Corp.
2.503%, 10/21/2022	1,500,000	1,510,047
4.000%, 04/01/2024	2,000,000	2,181,848
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,040,170
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,047,536
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,431,164
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 2.876%, 07/24/2023	3,000,000	3,077,024
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,121,745
Danske Bank A/S 2.000%, 09/08/2021 (B)	2,000,000	2,006,359
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	3,270,569
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,042,963
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 1.514%, 06/01/2024	5,000,000	5,098,582
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,036,226
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,029,156
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (B)	3,000,000	3,050,020
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 3.737%, 04/24/2024	3,000,000	3,172,817
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,200,117
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,204,362

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	$3,000,000	$3,195,125
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,075,714
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,061,858
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,036,679
Truist Bank 2.625%, 01/15/2022	3,000,000	3,033,128
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,034,708
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,226,348
		73,241,473
Health care – 3.5%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,049,000
Bayer US Finance LLC 3.000%, 10/08/2021 (B)	2,000,000	2,014,243
Bristol-Myers Squibb Company 2.250%, 08/15/2021	2,000,000	2,004,873
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,998,461
		10,066,577
Industrials – 3.1%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	2,099,260
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,571,733
IHS Markit, Ltd. 5.000%, 11/01/2022 (B)	2,000,000	2,095,078
The Boeing Company 2.300%, 08/01/2021	2,000,000	2,002,863
		8,768,934
Information technology – 4.0%
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,086,950
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,900,099
NXP BV 4.875%, 03/01/2024 (B)	3,000,000	3,302,406
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,100,572
		11,390,027
Materials – 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,987,676
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,977,798
		5,965,474
Utilities – 2.0%
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,072,710
FirstEnergy Corp. 4.750%, 03/15/2023	1,675,000	1,768,048
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	2,016,941
		5,857,699
TOTAL CORPORATE BONDS (Cost $147,053,541)		$148,289,431
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	$2,000,000	$2,025,452
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,025,452
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Commercial and residential – 0.8%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	682,336	684,974
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(C)	1,619,507	1,634,713
		2,319,687
U.S. Government Agency – 0.3%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.442%, 04/25/2042 (A)	696,034	698,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,999,366)		$3,017,838
ASSET BACKED SECURITIES – 11.5%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	668,144	675,250
Series 2019-4, Class A3 1.840%, 06/17/2024	2,706,250	2,730,788
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,512,161
CarMax Auto Owner Trust
Series 2017-3, Class A4 2.220%, 11/15/2022	147,072	147,440
Series 2017-4, Class A4 2.330%, 05/15/2023	1,083,520	1,089,542
Series 2018-1, Class A4 2.640%, 06/15/2023	505,000	510,614
Series 2018-4, Class A3 3.360%, 09/15/2023	524,788	531,901
Series 2019-1, Class A3 3.050%, 03/15/2024	1,215,828	1,234,484
Series 2020-2, Class A2A 1.750%, 01/17/2023	118,017	118,205
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,175,707
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	55,818	56,091
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,196,509
Series 2019-2, Class A 2.830%, 10/16/2023 (B)	987,688	994,007
Ford Credit Auto Lease Trust Series 2020-A, Class A3 1.850%, 03/15/2023	983,000	988,163
Ford Credit Auto Owner Trust
Series 2018-A, Class A3 3.030%, 11/15/2022	365,278	366,355
Series 2020-A, Class A2 1.030%, 10/15/2022	482,594	483,058
GM Financial Automobile Leasing Trust Series 2019-3, Class A3 2.030%, 06/20/2022	496,766	497,980

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4 2.460%, 07/17/2023	$1,058,596	$1,063,909
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3 2.950%, 08/22/2022	332,069	333,792
Series 2020-2, Class A2 0.740%, 11/15/2022	131,195	131,357
HPEFS Equipment Trust
Series 2019-1A, Class A3 2.210%, 09/20/2029 (B)	734,298	736,542
Series 2020-2A, Class A2 0.650%, 07/22/2030 (B)	1,325,036	1,326,675
Nissan Auto Lease Trust
Series 2019-A, Class A3 2.760%, 03/15/2022	18,303	18,322
Series 2019-A, Class A4 2.780%, 07/15/2024	360,000	360,960
Series 2019-B, Class A4 2.290%, 04/15/2025	462,000	466,137
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4 2.890%, 06/17/2024	3,477,424	3,510,776
Series 2018-B, Class A3 3.060%, 03/15/2023	522,637	528,376
Series 2019-A, Class A3 2.900%, 10/16/2023	1,728,688	1,751,902
Series 2019-B, Class A3 2.500%, 11/15/2023	2,172,061	2,201,690
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	632,062	636,104
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	366,145	368,919
Tesla Auto Lease Trust Series 2018-B, Class A 3.710%, 08/20/2021 (B)	17,637	17,671
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3 2.960%, 09/15/2022	310,184	311,417
Series 2020-B, Class A2 1.380%, 12/15/2022	198,707	199,167
Verizon Owner Trust Series 2018-A, Class A1A 3.230%, 04/20/2023	464,113	467,308
Westlake Automobile Receivables Trust
Series 2018-3A, Class C 3.610%, 10/16/2023 (B)	903,958	906,047
Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	1,000,000	1,013,972
World Omni Auto Receivables Trust
Series 2017-B, Class A3 1.950%, 02/15/2023	438,119	439,581
Series 2018-C, Class A3 3.130%, 11/15/2023	334,996	338,675
Series 2018-D, Class A3 3.330%, 04/15/2024	342,877	347,885
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
Series 2020-A, Class A2A 1.020%, 06/15/2023	$92,688	$92,842
World Omni Automobile Lease Securitization Trust Series 2019-A, Class A3 2.940%, 05/16/2022	163,250	163,549
TOTAL ASSET BACKED SECURITIES (Cost $33,269,310)		$33,041,830
SHORT-TERM INVESTMENTS – 33.3%
Commercial paper – 13.8%
Apple, Inc. 0.020%, 09/08/2021 *	3,000,000	2,999,749
Chariot Acquisition LLC 0.070%, 09/13/2021 *	3,000,000	2,999,438
Cooperative Centrale 0.050%, 08/03/2021 *	3,000,000	2,999,802
Honeywell International, Inc. 0.060%, 10/15/2021 *	1,000,000	999,762
Johnson & Johnson 0.010%, 07/08/2021 *	2,150,000	2,149,985
Lime Funding LLC 0.110%, 07/21/2021 *	3,000,000	2,999,843
Manhattan Asset Funding Company LLC 0.080%, 08/24/2021 *	3,000,000	2,999,510
MUFG Bank, Ltd. 0.050%, 07/20/2021 *	3,000,000	2,999,893
National Rural Utilities Cooperative Finance Corp. 0.070%, 07/01/2021 *	3,000,000	2,999,994
Novartis AG 0.020%, 07/30/2021 *	3,000,000	2,999,850
Province of British Columbia 0.060%, 09/02/2021 *	2,000,000	1,999,712
Salt River Project Agricultural Improvement & Power District 0.070%, 08/17/2021 *	3,000,000	2,999,633
The University of California 0.040%, 08/17/2021 *	1,000,000	999,931
The University of Chicago 0.030%, 07/15/2021 *	3,000,000	2,999,928
Yale University
0.040%, 08/17/2021 *	1,400,000	1,399,851
0.060%, 08/17/2021 *	2,000,000	1,999,787
		39,546,668
U.S. Government – 16.4%
U.S. Treasury Bill
0.009%, 07/08/2021 *	13,000,000	12,999,902
0.041%, 07/22/2021 *	11,000,000	10,999,694
0.048%, 08/10/2021 *	15,000,000	14,999,204
0.050%, 08/24/2021 *	8,000,000	7,999,460
		46,998,260
Short-term funds – 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	8,816,874	8,816,874
TOTAL SHORT-TERM INVESTMENTS (Cost $95,362,860)		$95,361,802
Total Investments (Ultra Short Term Bond Trust) (Cost $283,548,029) – 99.3%		$284,589,394
Other assets and liabilities, net – 0.7%		2,052,150
TOTAL NET ASSETS – 100.0%		$286,641,544

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,427,039 or 18.6% of the fund's net assets as of 6-30-21.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	116

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes- Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

Andrew Arnott

President

Date: August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: August 17, 2021

/s/ Charles A. Rizzo Charles A. Rizzo  Chief Financial Officer

Date: August 17, 2021